UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders

ANNUAL REPORT

December 31, 2010

• JNL® Series Trust

• JNL Variable Fund LLC

This report is for the general information of qualified and non-qualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, PerspectiveSM L Series, Perspective RewardsSM, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VULSM, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies®, Fifth Third Perspective, Retirement Latitudes®, PerspectiveSM (New York), Perspective IISM (New York), Perspective Advisors IISM (New York), Perspective L SeriesSM (New York), CuriangardSM (New York), Perspective Advisors (New York), Perspective Focus® (New York), Perspective Investor VUL (New York) and Perspective Rewards® (New York). Not all the portfolios are available in all of the products. Jackson® is the marketing name for Jackson National Life Insurance Company® (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company® 1 Corporate Way, Lansing, MI 48951

JACKSON®
NATIONAL LIFE INSURANCE COMPANY
LONG-TERM SMART®

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JACKSON
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LANSING MI 48909-9979

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1 Corporate Way

Lansing, MI 48951

Toll Free: 1-800-873-5654

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

Dear Client:

If you are a current member of a household with multiple variable products, and have not instructed Jackson otherwise, you currently receive only one copy of the following general documents: Prospectus, Annual and Semi-Annual Report, and other documents as permitted under applicable federal laws relating to Jackson’s variable products and their underlying investment options.

We will continue to send one such copy of these general documents unless and until we receive contrary instructions from you. This delivery policy does not apply to account statements, confirmation statements, or other documents reflecting transaction activity, which you will continue to receive individually.

You may choose to receive a separate copy of these general documents at any time by contacting us toll-free at 1-800-873-5654. Once we receive your request, we will start sending you separate copies within 30 days of receipt of your request.

If you would rather receive your prospectus and other documents via e-mail, please register for Jackson’s Green Delivery Program by visiting the www.Jackson.com. Our Go Paperless process is quick and easy for policyholders – just have your policy number available when you register.

Jackson appreciates your cooperation as we do our part to aid the environment by reducing the amount of paper we distribute. While we’re committed to providing you with the information you need in the format you prefer, we are always looking for new ways to operate more efficiently.

Variable Products issued by Jackson National Life Insurance Company® and distributed by Jackson National Life Distributors LLC, member FINRA. 800/873-5654

President’s Letter

Dear Fellow Investor,

Enclosed is the annual report for the JNL Series Trust and JNL Variable Fund LLC for the year ended December 31, 2010, together with Management’s Discussion of Fund Performance for each of the “Funds”

After a volatile first half of the year and a challenging summer, U.S. markets rallied strongly during the last four months of 2010 to deliver double digit annual growth. Market performance was particularly strong during the month of December, when major indices hit two year highs. The Dow Jones Industrial Average finished the year up 14.1%, while the S&P500® Index rose 15.1% and the Nasdaq Composite Index climbed 18.0%. World markets rallied as well during 2010, with the MSCI World Index up 12.7% (net of dividends). The bond market also had a good year, with the overall market, as measured by the Barclays Capital U.S. Aggregate Bond Index, returning 6.5%, U.S. investment grade corporate bonds, as measured by the Barclays Capital U.S. Corporate Investment Grade Index, returning 9.0% and high-yield bonds, as measured by the Merrill Lynch High Yield Master II Constrained Index, returning 15.1%.

Economic growth in the U.S. moderated during the first half of the year, with the nation’s gross domestic product (“GDP”) expanding at an annualized rate of 3.7% during the first quarter, down from 5.0% during the fourth quarter of 2009. Growth slowed further in the second quarter, when GDP expanded at only a 1.7% annualized rate. The U.S. economy rebounded in the third quarter, with GDP expanding by 2.6%, and the consensus estimate for GDP growth during the fourth quarter was 3.2%.

Despite historically low interest rates and temporary tax credits to encourage buying, the U.S. housing market continued to struggle during 2010. By November, home prices had fallen 26% from their peak in 2006, exceeding the fall in prices that occurred during the Great Depression.1 Unemployment also remained stubbornly high throughout the year, even though, according to the Bureau of Labor Statistics, the economy added an average of 94,000 jobs per month. By December, the unemployment rate fell to 9.4%, down from 9.9% in December 2009, and 9.8% in November 2010, but the decline was attributed to frustrated job seekers dropping out of the labor market, as the modest increase in jobs throughout the year was not enough to measurably shrink the unemployment rate.

Throughout 2010, the U.S. Federal Reserve (the “Fed”) kept its “Federal Funds Rate” target at the historically low range of 0-0.25%. With economic growth slowing and investors shaken by the market flash crash and the European debt crisis, the Fed decided that more action needed to be taken to ensure continued economic recovery. In August 2010, the Fed announced another round of quantitative easing, consisting of the purchase of $600 billion in Treasury instruments, with the goal of reducing long term interest rates. Interest rates bottomed in the fall when U.S. 2-year Treasury yields fell to a record low of 0.31% and 10-year yields fell to 2.33%, their lowest level of the year. However, as economic indicators improved and equity markets rallied toward the end of the year, the yield curve steepened and long term composite yields reached a six-month high of 4.23% in December.

Near the end of the year, the U.S. Congress passed bills extending current tax rates for most Americans and authorized an extension of un-employment benefits. These measures, along with the Fed’s anticipated bond purchases, are expected to bolster the economy during 2011.

Jackson National Life Insurance Company® and Jackson National Life Insurance Company of New York® (collectively, Jackson®) provide a broad range of 99 investment options across multiple asset classes, capitalizations and styles that you and your representative can use to create a personalized retirement income solution. During 2010, Jackson added one fund from the BlackRock Series Fund, Inc. and six funds from the American Funds Insurance Series® to its investment lineup. With $3.45 trillion in assets under management, BlackRock is the one of the world’s largest asset managers and now manages the JNL/BlackRock Global Allocation Fund and the JNL/BlackRock Commodity Securities Fund for Jackson. The newly added American Funds Insurance Series portfolios include both domestic and international equity options, plus a global bond fund.

At Jackson, we are dedicated to providing you with the tools and support you need to achieve your financial goals. Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

JNL Variable Fund LLC

1”Home Price Drops Exceed Great Depression: Zillow,” Reuters, January 11, 2011.

Supplement Dated February 22, 2011

To The Prospectus For

PERSPECTIVE II®; PERSPECTIVESM L SERIES; PERSPECTIVE ADVISORS II®; RETIREMENT

LATITUDESSM ; PERSPECTIVE REWARDS®; FIFTH THIRD PERSPECTIVE; PERSPECTIVESM;

PERSPECTIVE FOCUS®

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®

Through JACKSON NATIONAL SEPARATE ACCOUNT – I

PERSPECTIVE ADVISORSSM

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®

Through JACKSON NATIONAL SEPARATE ACCOUNT III

PERSPECTIVE INVESTOR VUL®

ULTIMATE INVESTOR® VUL

JACKSON ADVISORSM VUL

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®

Through JACKSON NATIONAL SEPARATE ACCOUNT IV

PERSPECTIVE ADVANTAGESM

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®

Through JACKSON NATIONAL SEPARATE ACCOUNT V

PERSPECTIVE II®; PERSPECTIVESM L SERIES; PERSPECTIVE ADVISORS II®;

PERSPECTIVE REWARDS®; PERSPECTIVESM; PERSPECTIVE FOCUS®

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®

Through JNLNY SEPARATE ACCOUNT I

PERSPECTIVE ADVISORSSM

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®

Through JNLNY SEPARATE ACCOUNT II

This supplement updates the above-referenced prospectuses. Please read and keep it together with your prospectus for future reference.

Effective February 22, 2011, the Investment Division of the Separate Account investing in the JNL/BlackRock Global Allocation Fund (the “JNL/BlackRock Investment Division”) has temporarily stopped accepting any additional allocations or transfers. All other Investment Divisions of the Separate Account remain available. Transfers include transfers pursuant to Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and Rebalancing program (collectively referred to as “automatic program”) if available under your Contract/Policy.

If you have an automatic program with an allocation to the JNL/BlackRock Investment Division, you must choose a replacement Investment Division by April 22, 2011. All such transfers prior to receipt of your notification will be allocated to the JNL/Select Money Market Investment Division. You may reallocate the Contract/Policy value in the JNL/Select Money Market Investment Division to any other Investment Division. See the prospectus for the Contract/Policy for the Investment Divisions available to you.

If you have an application for a Contract/Policy pending and it includes an allocation to the JNL/BlackRock Investment Division, that allocation will be allocated to the JNL/Select Money Market Investment Division.

Current allocations to the JNL/BlackRock Investment Division will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of the JNL/BlackRock Investment Division in connection with the usual transactions under a Contract/Policy, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of the JNL/BlackRock Investment Division you will not be able to transfer back in until after such time as it may be reopened.

The decision to temporarily close the JNL/BlackRock Investment Division in this manner is attributable to the current unavailability of additional shares of the BlackRock Global Allocation Fund, a Master Fund, which is the sole investment of the JNL/BlackRock Global Allocation Fund, a Feeder Fund. We will notify you regarding the future availability of the JNL/BlackRock Investment Division.

JNL American Funds
Capital Research and Management Company

JNL/American Funds Blue Chip Income and Growth Fund

Portfolio Manager Commentary: For the period May 1, 2010 through December 31, 2010, the JNL/American Funds Blue Chip Income and Growth Fund underperformed its benchmark by posting a return of 3.90% for Class A shares compared to 6.09% for the S&P 500 Index.

    The Fund seeks both income and capital appreciation through exclusive investment in the American Funds Insurance Series - Blue Chip Income and

Growth Fund Class 1 (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

Total Return for Class A Shares*
Since Inception 3.90%
(Inception date May 3, 2010)

Total Return for Class B Shares*
Since Inception 4.10%
(Inception date May 3, 2010)

JNL/American Funds Global Bond Fund

Portfolio Manager Commentary: For the period May 1, 2010 through December 31, 2010, the JNL/American Funds Global Bond Fund under-performed its benchmark by posting a return of 4.50% for Class A shares compared to 5.90% for the Barclays Capital Global Aggregate Bond Index.

    The Fund seeks a high level of total return through exclusive investment in the American Funds Insurance Series – Global Bond Fund Class 1

(“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

Total Return for Class A Shares*
Since Inception 4.50%
(Inception date May 3, 2010)

Total Return for Class B Shares*
Since Inception 4.70%
(Inception date May 3, 2010)

JNL/American Funds Global Small Capitalization Fund

Portfolio Manager Commentary: For the period May 1, 2010 through December 31, 2010, the JNL/American Funds Global Small Capitalization Fund underperformed its benchmarks by posting a return of 11.50% for Class A shares compared to 14.23% for the S&P Global <$3 Billion Index and 11.71% for the MSCI All Country World Small Cap Index.

    The Fund seeks growth of capital over time through exclusive investment in the American Funds Insurance Series – Global Small Capitalization Fund Class 1 (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

Total Return for Class A Shares*
Since Inception 11.50%
(Inception date May 3, 2010)

Total Return for Class B Shares*
Since Inception 11.60%
(Inception date May 3, 2010)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL American Funds (continued)
Capital Research and Management Company

JNL/American Funds Growth-Income Fund

Portfolio Manager Commentary: For the period May 1, 2010 through December 31, 2010, the JNL/American Funds Growth-Income Fund under-performed its benchmark by posting a return of 4.50% for Class A shares compared to 6.09% for the S&P 500 Index.

    The Fund seeks capital appreciation and income through exclusive in-vestment in the American Funds Insurance Series – Growth-Income Fund

Class 1 (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

Total Return for Class A Shares*
Since Inception 4.50%
(Inception date May 3, 2010)

Total Return for Class B Shares*
Since Inception 4.60%
(Inception date May 3, 2010)

JNL/American Funds International Fund

Portfolio Manager Commentary: For the period May 1, 2010 through December 31, 2010, the JNL/American Funds International Fund underperformed its benchmark by posting a return of 8.50% for Class A shares com-pared to 11.20% for the MSCI All Country World ex-USA Index.

    The Fund seeks capital appreciation through exclusive investment in the American Funds Insurance Series – International Fund Class 1 (“Master

Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are pro-vided separately and should be read in conjunction with the Fund’s financial statements.

Total Return for Class A Shares*
Since Inception 8.50%
(Inception date May 3, 2010)

Total Return for Class B Shares*
Since Inception 8.70%
(Inception date May 3, 2010)

JNL/American Funds New World Fund

Portfolio Manager Commentary: For the period May 1, 2010 through December 31, 2010, the JNL/American Funds New World Fund outperformed its benchmark by posting a return of 13.60% for Class A shares compared to 8.90% for the MSCI All Country World Index.

    The Fund seeks capital appreciation through exclusive investment in the American Funds Insurance Series – New World Fund Class 1 (“Master

Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are pro-vided separately and should be read in conjunction with the Fund’s financial statements.

Total Return for Class A Shares*
Since Inception 13.60%
(Inception date May 3, 2010)

Total Return for Class B Shares*
Since Inception 13.70%
(Inception date May 3, 2010)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL Institutional Funds
Jackson National Asset Management, LLC

Market Summary: For much of 2010 the capital markets wavered between significant periods of strength and weakness, as many world economies struggled to maintain a consistent pace of growth. The global equity bull market that began in March of 2009 continued into April 2010 until the sovereign debt crisis reached a climax in Europe and fears of a double dip recession dominated in May and June. In the U.S., the uncertainty regarding the midterm congressional elections compounded the market volatility only to evolve to a backdrop of emerging certainty in the closing 3 months of the year. While the sovereign debt crisis required bailouts of Greece and Ireland, bringing some calm to the global markets, the emerging economies generally continued their strong growth, more typical of an economic recovery pattern.

    U.S. equity markets rallied to end the year as the S&P 500 Index gained 10.76% for the final quarter, raising the year’s performance 15.06%. For most of the year, the strongest segment of the U.S. equity market was the smaller company Russell 2000 Index that rallied 10 percentage points more than its big cap counterparts for the year. Strength in the economically sensitive small cap companies suggests investors are convinced the economy is on firm footing. As well, except for the second quarter during the double dip recession fears, the most economically sensitive sectors within the S&P 500 Index (consumer discretionary, industrials, materials and energy) led the S&P 500 Index higher.

International developed market equities could not keep pace with U.S. stocks for the year, in large part due to the high debt levels in the Euro economies. The return of 7.75% for the popular Morgan Stanley Capital International (“MSCI”) EAFE Index was nearly half that of the U.S. stock market. Emerging stock markets though, whose economies are growing at 2 to 3 times the pace of developed economies, enjoyed strong returns of 18.88% for the year as measured by the MSCI Emerging Market Index.

    The global fixed income markets also reflected the ebb and flow of fears during the year with Treasuries fairing best during crisis periods surrounding the European sovereign debt crisis, but lagging during periods of confidence when investors looked to securities with higher return potential. Mostly un-interrupted during the year was the positive momentum in U.S. high yield bonds and emerging market debt as U.S. company balance sheets grew stronger and low debt levels combined with strong emerging country gross domestic product (“GDP”) growth bolstered government bond values. Both sectors achieved double digit returns for 2010 while other U.S. investment grade bonds recorded solid mid single digit returns.

    Other less traditional asset classes faired well led by listed private equity and real estate investment trusts (“REITS”), both gaining over 20% in 2010. Commodities and natural resource investments also enjoyed strong momentum along with renewed confidence in the global recovery.

Fund Description: The investment objective of the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund and JNL Institutional Alt 65 Fund (collectively the “JNL Alt Funds”) is long-term growth of capital and income. Each Fund seeks to achieve its objective by investing in Class A shares of a diversified group of affiliated Funds (“Under-lying Funds”). The Underlying Funds in which each Fund may invest are a separate series of JNL Series Trust and the JNL Variable Fund, LLC. Each Fund has a target percentage allocation among the Underlying Funds that are categorized as investing in traditional asset classes and non-traditional asset classes. The Underlying Funds available for investing in traditional asset classes are: JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management Select-Small Cap Fund, JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management S&P® 24 Fund, JNL/Mellon Capital Management DowSM Dividend Fund, JNL/Mellon

Capital Management Nasdaq® 25 Fund, JNL/Mellon Capital Management Value Line® 30 Fund, JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management S&P® SMid 60 Fund and JNL/Mellon Capital Management NYSE® International 25 Fund. The Underlying Funds available for investing in non-traditional asset classes are: JNL/Invesco Global Real Estate Fund, JNL/BlackRock Commodity Securities Fund, JNL/Goldman Sachs U.S. Equity Flex Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Ivy As-set Strategy Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/PIMCO Real Return Fund, JNL/PPM America High Yield Bond Fund and JNL/Red Rocks Listed Private Equity Fund. The performance and investment objectives of the Underlying Funds are discussed elsewhere in this report.

    One Fund change was implemented during the first quarter of 2010 for all four JNL Alt Funds. Following persistent underperformance relative to their benchmarks, the JNL/Mellon Capital Management Select Small-Cap was replaced with the JNL/Mellon Capital Management Small Cap Index Fund. During the fourth quarter, another Fund underwent a subadvisor change, introducing the JNL/BlackRock Commodity Series Fund to replace the JNL/Credit Suisse Commodity Securities Fund. There were no changes to target allocations during the year.

JNL Institutional Alt 20 Fund

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL Institutional Alt 20 Fund outperformed its benchmark by posting a return of 13.06% for Class A shares compared to 10.77% from a 60/40% blend of the MSCI All Country World Equity Index and the Barclays Capital U.S. Aggregate Bond Index.

    The Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 25% to 35% in fixed income securities, 30% to 40% in U.S. equity securities and 5% to 15% in international securities. In addition, the Fund allocates approximately 20% to Underlying Funds that invest primarily in non-traditional asset classes.

    All Underlying Funds in the Fund enjoyed positive returns for the year. The strongest gains were focused in the equity oriented funds as well as a number of the alternative investments. The top performing equity fund for the quarter and year was the JNL/Mellon Capital Management Small Cap Index Fund, up 16.14% and 26.32% in the respective time frames. Tied to the strength in the equity markets was the JNL/Red Rocks Listed Private Equity Fund, gaining 13.97% for the quarter and just over 26.32% for the year. Other less traditional investments like commodities, emerging market debt and emerging equity contributed to strong returns.

    The more subdued performance for the year was focused on higher quality bond investments like the JNL/ Mellon Capital Management Bond Index Fund. The fourth quarter in particular weighed on the year’s returns with a modest decline of -1.48%, but still achieved a constructive annual performance of 5.87%.

JNL Institutional Funds (continued)
Jackson National Asset Management, LLC

JNL Institutional Alt 35 Fund

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL Institutional Alt 35 Fund outperformed its benchmark by posting a return of 14.36% for Class A shares compared to 11.31% from a 70/30% blend of the MSCI All Country World Equity Index and the Barclays Capital U.S. Aggregate Bond Index.

    The Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 20% to 30% in fixed income securities, 25% to 35% in U.S. equity securities and 5% to 15% in international securities. In addition, the Fund allocates approximately 35% to Underlying Funds that invest primarily in the non-traditional asset classes.

    All Underlying Funds in the Fund enjoyed positive returns for the year. The strongest gains were focused in the equity oriented funds as well as a number of the alternative investments. The top performing equity fund for the quarter and year was the JNL/Mellon Capital Management Small Cap Index Fund, up 16.14% and 26.32% in the respective time frames. Tied to the strength in the equity markets was the JNL/Red Rocks Listed Private Equity Fund, gaining 13.97% for the quarter and just over 26.32% for the year. Other less traditional investments like commodities, emerging market debt and emerging equity contributed to strong returns.

    The more subdued performance for the year was focused on higher quality bond investments like the JNL/ Mellon Capital Management Bond Index Fund. The fourth quarter in particular weighed on the year’s returns with a modest decline of -1.48%, but still achieved a constructive annual performance of 5.87%.

JNL Institutional Alt 50 Fund

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL Institutional Alt 50 Fund outperformed its benchmark by posting a return of 14.90% for Class A shares compared to 11.57% from a 75/25% blend of the MSCI All Country World Equity Index and the Barclays Capital U.S. Aggregate Bond Index.

    The Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 15% to 25% in fixed income securities, 20% to 30% in U.S. equity securities and 0% to 10% in international securities. In addition, the Fund allocates approximately 50% to Underlying Funds that invest primarily in non-traditional asset classes.

    All Underlying Funds in the Fund enjoyed positive returns for the year. The strongest gains were focused in the equity oriented funds as well as a number of the alternative investments. The top performing equity fund for the quarter and year was the JNL/Mellon Capital Management Small Cap Index Fund, up 16.14% and 26.32% in the respective time frames. Tied to the strength in the equity markets was the JNL/Red Rocks Listed Private Equity Fund, gaining 13.97% for the quarter and just over 26.32% for the year. Other less traditional investments like commodities, emerging market debt and emerging equity contributed to strong returns.

    The more subdued performance for the year was focused on higher quality bond investments like the JNL/ Mellon Capital Management Bond Index Fund. The fourth quarter in particular weighed on the year’s returns with a modest decline of -1.48%, but still achieved a constructive annual performance of 5.87%.

JNL Institutional Alt 65 Fund

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL Institutional Alt 65 Fund outperformed its benchmark by posting a return of 15.85% for Class A shares compared to 11.81% from an 80/20% blend of the MSCI All Country World Equity Index and the Barclays Capital U.S. Aggregate Bond Index.

    The Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 0% to 10% in fixed income securities, 15% to 25% in U.S. equity securities and 0% to 10% in international securities. In addition, the Fund allocates approximately 65% to Underlying Funds that invest primarily in non-traditional asset classes.

    All Underlying Funds in the Fund enjoyed positive returns for the year. The strongest gains were focused in the equity oriented funds as well as a number of the alternative investments. The top performing equity fund for the quarter and year was the JNL/Mellon Capital Management Small Cap Index Fund, up 16.14% and 26.32% in the respective time frames. Tied to the strength in the equity markets was the JNL/Red Rocks Listed Private Equity Fund, gaining 13.97% for the quarter and just over 26.32% for the year. The 15.85% 2010 gain for the Alt 65 Fund was positively influenced by greater exposure to other less traditional investments like commodities, emerging market debt and emerging equity contributed to strong returns.

    The more subdued performance for the year was focused on higher quality bond investments like the JNL/ Mellon Capital Management Bond Index Fund. The fourth quarter in particular weighed on the year’s returns with a modest decline of -1.48%, but still achieved a constructive annual performance of 5.87%.

JNL Institutional Funds (continued)
Jackson National Asset Management, LLC

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes

JNL Institutional Funds (continued)
Jackson National Asset Management, LLC

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance changes.

JNL BlackRock Funds
BlackRock Investment Management, LLC

Market Summary: Commodities were markedly higher for 2010, with the Dow Jones UBS-Commodity Index rising 16.83% for the year. Two of the top three performing commodities during the year were to be found in the Agriculture sector. Cotton, whose prices rallied based in part on rising demand from Asian textile mills and diminishing supply levels, rose 98.16%. Coffee prices increased 66.99% over 2010, due to inclement weather in key markets and existing tight inventory levels causing prices to rise sharply. Silver reached multi-decade highs over the course of 2010, rising 81.83%, benefiting not only from an increase in industrial demand, but also from its usage as a store of value. Natural Gas was the year’s worst performer and one of two commodities to yield a negative return, declining 40.59%. As inventory levels rose, prices fell throughout the year.

Positive sentiment towards growth assets following the announcement of quantitative easing (“QE2”) underpinned commodity markets over the fourth quarter. Commodity markets were further supported by a return of strong demand and a weakening U.S. dollar. Just as economic growth has shifted from developed to emerging markets, so too has commodities demand growth. In addition, adverse weather conditions continue to support agricultural commodity prices due to the simultaneous occurrence of the El Niño and La Niña weather patterns in 2010.

Energy and resources stocks were among the strongest performing groups in the fourth quarter. Within energy, investors favored higher beta segments, particularly coal and equipment and services, driving individual names and the overall sector higher. The metals and mining subgroup drove returns in materials, led by copper and gold names.

JNL/BlackRock Commodity Securities Fund (formerly, JNL/Credit Suisse Commodity Securities Fund)

Sector Weightings*:

Energy	33.9%
Commodity Indexed Structured Notes	17.8
Materials	4.9
Industrials	0.1
Warrants	0.0
Short Term Investments	43.3

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the Fund out-performed its benchmarks by posting a return of 17.44% for Class A shares compared to 15.06% for the S&P 500 Index, 16.83% for the Dow Jones-UBS Commodity Index and 16.20% for the MSCI Natural Resources Index.

The Fund offers a unique way to provide exposure to the energy and natural resources sectors by combining physical commodity exposure through investments in commodity linked notes with investments in energy and natural resource stocks. The Fund’s investments in commodity linked notes contain a return component that is based on the movement of commodity indices. The Fund’s exposure to commodity linked notes may be greater than the value of these investments.

For the period January 1, 2010 through October 10, 2010, the Fund was sub-advised by Credit Suisse Asset Management, LLC. During that time, the Fund underperformed one of its benchmarks by posting a return of 4.04% for Class A shares compared to 6.13% for the S&P 500 Index. The Fund outperformed its other benchmark, the Dow Jones-UBS Commodity Index, which posted a return of 3.85%.

BlackRock Investment Management, LLC replaced Credit Suisse Asset Management, LLC as the Fund’s Sub-Adviser on October 11, 2010. Since BlackRock Investment Management, LLC took over investment responsibilities through the end of 2010, the Fund outperformed its bench-mark by posting a return of 12.88% for Class A shares compared to 12.50% for the Dow Jones-UBS Commodity Index.

For the period during which the Fund was

sub-advised by Credit Suisse Asset Management, LLC: Commodities posted modest gains for the nine month period ending September 30, 2010, with the Dow Jones-UBS Commodity Index up 0.90%. Within the Dow Jones-UBS Commodity Index, precious metals was the top performing commodity sector, gaining 21.56%, due to a surge in performance in the third quarter. The strength of precious metals was a result of a combination of items: the fears of deteriorating flat currencies and the assumptions of further quantitative easing measures by the U.S. Federal Re-serve, as well as Central Banks around the world becoming net purchasers of precious metals. Agriculture, the second best performing sector, gained 10.08% for the period as a result of tightening supply schedules and increased demand from developing economies. Livestock finished higher, rising 7.27% – rising feed prices and the eventual oversupply such circumstances tend to foreshadow did not affect livestock prices during the period. Industrial metals also posted gains, increasing 3.37%, due to increased demand and alleviated fears of a double dip recession. Energy was the worst performing sector during the period. Energy fell 17.59% due mainly to natural gas’s poor performance resulting from plummeting demand and excessive inventory levels. All other commodities within the energy sector also posted negative results. The period’s best individual commodity was cotton, up 34.72%, and the worst performer was natural gas, down -39.22%.

Historically, commodity index returns have tended to exhibit long term positive returns with low correlations to other asset classes, creating potential risk/return benefits within a diversified portfolio. Over the course of the period, developing economies exhibited strong growth, while developed economies have been on the mend, growing at a tepid pace. The latter part of the period resulted in strong gains due to the confluence of increased demand and shrinking supply levels; demand for commodities of all varieties – barring energy – were sought and physical assets were stockpiled. Such bullish sentiments for the asset class were propelled higher by renewed investor confidence coupled with the threat of a currency war amongst Group of Twenty (“G20”) participants.

For the period during which the Fund was sub-advised by BlackRock Investment Management, LLC: The Dow Jones-UBS Commodity Index rose 15.79% in the fourth quarter and positive performance was seen across all sectors. For the commodity markets, the soft commodity complex was the best performing sector in the fourth quarter, gaining 37.58%, while livestock was the laggard, up only 1.86%. Elsewhere, agriculture posted strong returns, rising 21.17%, precious metals gained 17.35%, industrial metals rose 12.45%, and energy was up 8.55%. The quarter’s best individual commodity was cotton, up 47.04%, and the worst performer was natural gas, down -2.26%.

The natural resources equity segment of the Fund had strong returns in the fourth quarter and outperformed its benchmark. On a relative basis, the Fund’s large underweight to integrated oil and gas names and choice of stocks within this group was the largest contributor to fourth quarter re-turns. The Fund held an average weight of 20% in integrated names, half the weight held in the benchmark. Not owning BP Plc, Total SA and ENI SpA helped returns, as these were some of the lower returning names in the Fund’s bench-mark. Another contributing factor to returns was the Fund’s overweight to equipment and services names, as this higher beta group had strong fourth quarter returns. Lastly, the Fund’s selection among exploration and production names added to returns, as the Fund overweighted a handful of names with strong returns and avoided some of the poor performers. The one exception in this group was the Fund’s position in EOG Re-sources Inc., which cost the Fund some ground after it declined sharply early in November after reporting third quarter losses. The Fund’s cash position created a drag on returns in a strong three month performance period for energy and resources stocks. Also detracting from returns was the Fund’s underweight position in the diversified metals and mining sub group, particularly not owning several strong performing copper names.

JNL BlackRock Funds (continued)
BlackRock Investment Management, LLC

JNL/BlackRock Global Allocation Fund

Portfolio Manager Commentary: For the period October 11, 2010 through December 31, 2010, the JNL/BlackRock Global Allocation Fund underperformed some of its benchmarks by posting a return of 3.50% for Class A shares compared to 6.14% for the Financial Times Stock Exchange (“FTSE”) World Index, 4.40% for the FTSE World Index (ex-U.S.) and 8.40% for the S&P 500 Index. The Fund outperformed its other benchmarks, the Bank of America Merrill Lynch Current 5 year U.S. Treasury Index, which returned -3.49%, and the Citigroup Non U.S. Dollar World Government Bond Index, which returned -3.35%.

    The Fund seeks high total investment return through exclusive investment in the BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary are provided separately and should be read in conjunction with the Fund’s financial statements.

Total Return for Class A Shares*
Since Inception 3.50%
(Inception date October 11, 2010)

Total Return for Class B Shares*
Since Inception 3.50%
(Inception October 11, 2010)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL Capital Guardian Funds
Capital Guardian Trust Company

Market Summary: Stocks overcame an acute sovereign debt crisis in Europe and modest growth in the major developed economies to deliver strong returns for the year. Coming on the heels of good returns in 2009, the gains lifted several major equity indices to levels prevailing before the Lehman Brothers bankruptcy in 2008. Most corporations beat consensus earnings estimates through a combination of cost cutting, financial discipline, inventory management and some revenue growth, which underpinned the equity market’s rise. The U.S. Federal Reserve (“Fed”) signaled in August that it would inject more money into the U.S. markets through the purchase of government debt, giving stocks an additional boost in the fourth quarter.

Emerging markets also racked up strong gains. Even as developed nations struggled, several developing economies continued to gain momentum. China, India, Brazil, Malaysia, Thailand and South Korea raised interest rates to stem inflationary pressures. The higher interest rates and faster economic growth put upward pressure on several emerging markets’ currencies. China resisted international pressure to devalue the Chinese yuan and continued to register one of the strongest growth rates in the world. Chinese demand propelled commodities higher and lifted profits and share prices of several European luxury goods companies and automakers. Toward year end, economic data improved noticeably in the U.S., Germany and the UK. Cyclical areas of the market, including materials, industrials and consumer related stocks, outpaced other sectors by a significant margin.

Government bond yields fell in the major economies despite the backup in long term rates toward year end. Treasuries rallied for most of the year, bringing bond yields to historic lows before they retreated in the last two months as economic data improved. The Japanese yen strengthened while the euro lost ground against most currencies. The U.S. dollar rose against the euro and the British pound but lost value to most other currencies.

JNL/Capital Guardian Global Balanced Fund

Sector Weightings*:

Government Securities	20.8%
Financials	12.8
Information Technology	11.4
Consumer Discretionary	8.0
Energy	7.1
Industrials	6.5
Materials	6.4
Health Care	5.5
Consumer Staples	4.8
Telecommunication Services	4.2
U.S. Government Agency Mortgage-Backed Securities	2.7
Utilities	1.8
Rights	0.0
Short Term Investments	8.0

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Capital Guardian Global Balanced Fund underperformed one of its benchmarks by posting a return of 9.01% compared to 12.66% for the MSCI All Country World Index. The Fund outperformed its other benchmark, the Barclays Capital Global Aggregate Bond Index, which returned 5.54%.

The Fund increased its allocation to equities in the second half of the year, which supported returns during that period. For the year, equities had strong returns. Consumer discretionary, information technology and industrials were the largest contributors to stock returns on an absolute basis. Germany’s Siemens AG was among the top contributors, as it benefited from rising exports and improving margins. Among technology stocks, network equipment provider Juniper Networks Inc. (“Juniper”) benefited from its diverse mix of customers and Japan’s SoftBank Corp. saw its market leadership consolidated, helped by its position as the sole provider of Apple Inc.’s (“Apple”) iPhone in Japan. Shares of Apple also rose sharply.

Energy stocks, particularly in the oil services area, made a large contribution to the Fund’s relative results. Schlumberger Ltd. (“Schlumberger”) gained as investors were encouraged by a continued improvement in its profit margins and its progress in integrating recent acquisitions. The decision to not invest in Brazil’s Petròlco Brasileiro SA (“Petrobras”) and to have only a small investment in BP Plc also supported relative results. Financials had mixed results. Investments in select Mexican and Russian banks made strong gains, but Goldman Sachs Group Inc. (“Goldman Sachs”) delivered flat returns.

During the year, Russia’s Sberbank was one of the major purchases in the Fund. We believe that robust consumer growth and improving credit quality in Russia will continue to support the company’s growth. Among major sales, the investment in L’Oreal SA was significantly reduced as the stock has had a strong run and we believe valuations are no longer that attractive.

Within the bond portion of the Fund, country allocation was positive overall. The underweight stance in the Japanese bond market was supportive. Investment in Mexican bonds worked in the Fund’s favor as the economy started to improve. However, the less than index exposure to the UK was a drag on results. Currency returns were mixed. Low exposure to the Japanese yen was the biggest detractor as it surged against most currencies. An overweight stance on the Australian dollar was supportive and an underweight position in the euro also helped as it weakened amid the debt crisis in parts of the region.

Looking to the new year, the asset allocation team for the Fund has become incrementally more positive on equities.

JNL Capital Guardian Funds (continued)
Capital Guardian Trust Company

JNL/Capital Guardian Global Diversified Research Fund

Sector Weightings*:

Financials	15.6%
Information Technology	15.1
Energy	14.3
Materials	11.7
Consumer Discretionary	8.1
Consumer Staples	7.8
Health Care	7.3
Industrials	6.7
Telecommunication Services	5.7
Utilities	2.2
Short Term Investments	5.5

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Capital Guardian Global Diversified Research Fund underperformed its benchmark by posting a return of 11.77% compared to 12.66% for the MSCI All Country World Index.

The selection of technology stocks was the biggest contributor to Fund gains, especially in the U.S. The sector saw a large divergence in the results of its constituents, and avoiding most of the disappointments was a positive factor. NetApp Inc. benefited from rising corporate demand for its data storage services. Juniper, because of its diverse mix of customers, was also a strong contributor. The choice of health care stocks helped the Fund. Pharmaceutical company Novo-Nordisk A/S advanced as it delivered strong quarterly sales and raised its annual profit forecast.

Investments in energy and materials also helped the Fund. Energy stocks, particularly in the oil services area, made a large contribution to relative results. Shares of Halliburton Co. benefited from increased spending on energy infrastructure. Among materials stocks, the top contributors were Cliffs Natural Resources Inc. and LG Chem Ltd., which was partly supported by sustained demand for rechargeable batteries.

While Isuzu Motors Ltd. was the top contributor overall, supported by its strong presence in emerging markets, the Fund trimmed shares amid concerns about its valuation. Consumer discretionary stocks as a whole weighed on relative returns as DreamWorks Animation SKG Inc. (“DreamWorks”) declined significantly. Strayer

Education Inc. and other for profit education stocks were hurt by a report from the U.S. Department of Education that could limit federal funding. Several consumer staples companies also weighed on the Fund, including Imperial Tobacco Group Plc and General Mills Inc.

The selection of financials was the largest detractor to Fund returns as the sovereign debt crisis engulfed Europe, although the Fund’s less than benchmark exposure was positive. Shares of major European banks, such as BNP Paribas, fell amid fears about their level of exposure to the most highly indebted countries. In emerging markets, credit tightening measures in China weighed on shares of several large banks, including Industrial & Commercial Bank of China.

Looking to the new year, we see a number of attractive opportunities in technology companies, which should benefit from increased business investment. We believe consumer spending will also increase as personal income rises, boosting prospects for consumer related companies. With this in mind, we have added investments in a number of consumer related companies to the Fund in recent months.

JNL/Capital Guardian U.S. Growth Equity Fund

Sector Weightings*:

Information Technology	25.7%
Consumer Discretionary	15.5
Energy	12.1
Health Care	11.8
Consumer Staples	6.8
Materials	6.3
Industrials	6.3
Financials	5.2
Telecommunication Services	1.9
Short Term Investments	8.4

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Capital Guardian U.S. Growth Equity Fund underperformed its benchmark by posting a return of 12.67% compared to 16.71% for the Russell 1000® Growth Index.

Several consumer discretionary stocks hurt returns. DreamWorks, a new position and the largest buy for the Fund in 2010, declined significantly. We remain confident in the company because it is one of the few independent studios that has consistently produced strong titles.

Stock selection among financials was a negative factor, with Charles Schwab Corp. and Gold-man Sachs among the largest detractors. Stock selection and an underweight position in industrials hampered results, as did stock selection in materials. Vulcan Materials Co. declined as construction spending has taken longer to recover than had been anticipated.

On the positive side, energy stocks were among the largest contributors. An emphasis on equipment and services companies helped results, with shares of Schlumberger and Weatherford International Ltd. climbing by nearly a third. Both of those positions were added to during the year. Independent oil and gas producer Anadarko Petroleum Corp. rose with news of additional oil and natural gas discoveries, the growing view that its liability in the Gulf of Mexico spill would be limited.

Stock selection among information technology companies helped results. The sector saw a large divergence in the results of its constituents,

and avoiding most of the disappointments was a positive factor. Broadcom Corp. provided record earnings thanks to strong demand for its chips for mobile devices. Because of its mix of customers, shares of Juniper rose — but shares of competitor Cisco Systems Inc. declined after it predicted weaker revenue growth. The Fund’s position in Visa Inc. also fell after the Fed proposed a cap on fees banks can charge for debit card transactions and considered giving merchants other options to process transactions.

The largest sells during the year were DaVita Inc. (“DaVita”) and Baxter International Inc. (“Baxter”). Both were eliminated from the Fund. DaVita faces an uncertain influence on revenues from health care reform legislation. Baxter was sold on long term concerns about its plasma business.

Although equities appear reasonably valued, markets have risen quickly in a short period of time — so while the Fund reflects optimism over the long term, we believe caution is merited.

JNL Capital Guardian Funds (continued)
Capital Guardian Trust Company

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance changes.

JNL Eagle Funds Eagle Asset Management, Inc.

Market Summary: Major stock market indices posted strong gains during 2010, extending the rally that began in early March 2009 as investors were encouraged by: early signs of expansion later confirmed by broadening strength in economic data that allayed double dip recession concerns; easing worries over eurozone debt contagion; strong corporate earnings; low inflation and interest rates; positive reaction to Republican midterm election gains; and December’s passage of an $858 billion tax bill that extended Bush era tax cuts for all income brackets with an added 2% reduction in Social Security payroll taxes for 2011 . The stock rally was interrupted by periodic selloffs, however. For example, prices fell in January on concerns regarding the reversal of aggressive global central bank and government fiscal stimulus programs to ward off deeper recessionary pressures. The selloff extended into February on rising default risks of weaker eurozone countries and global economic concerns, but stock prices rebounded as confidence grew that a debt crisis could be averted. From mid April highs, stocks sold off through early July, weighed down by mounting eurozone sovereign debt concerns and global economic recovery prospects, but recovered into August on strong earnings reports. From late August, when U.S. Federal Reserve (“Fed”) Chairman Ben Bernanke signaled a second round of quantitative easing (“QEII”), stock prices rallied through year end. The S&P 500 Index finished the year up 15.06%. The Russell 2000 Growth Index finished a strong year, up 29.09%, with its best quarter at the end of the year.

JNL/Eagle Core Equity Fund

Sector Weightings*:

Information Technology	24.8%
Financials	16.8
Health Care	12.5
Energy	11.6
Consumer Discretionary	10.4
Industrials	8.7
Consumer Staples	5.5
Investment Companies	3.1
Telecommunication Services	1.7
Short Term Investments	4.9

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Eagle Core Equity Fund underperformed its benchmark by posting a return of 11.86% for Class A shares compared to 15.06% for the S&P 500 Index.

    The Fund’s performance relative to its benchmark was held back by underperforming sectors including: underweighted financials; overweighted consumer discretionary; market weighted energy; underweighted consumer staples; overweighted information technology; and near market weighted telecommunication services. On the other hand, outperforming sectors included:

utilities due to no allocation to this weak market sector; and overweighted health care. Among the Fund’s strong performers were Macy’s Inc. (“Ma-cy’s”), a chain of mid to high range department stores; Apple Inc. (“Apple”), a manufacturer of electronics and computer software; energy corporation, ConocoPhillips; UnitedHealth Group Inc., a health care products and services provider; and QUALCOMM Inc. (“QUALCOMM”), a wireless telecommunications research and development company. Some of the Fund’s biggest detractors to performance were oil and gas company, BP Plc (“BP”); Applied Materials Inc.(“Applied Material”), a capital equipment producer; financial services company, Bank of America Corp. (“Bank of America”); Staples Inc., an office supply chain store; and Cisco Systems Inc., a manufacturer of consumer electronics.

    Throughout the last fiscal year the Fund made some changes to its portfolio. The most significant purchases included holdings in Apple, QUALCOMM, Union Pacific Corp., Google Inc. and Intel Corp. The most significant sales included holdings in BP, Applied Materials, Bank of America, Macy’s and EOG Resources Inc. The most significant sector weighting changes came from lowering exposure to health care and consumer discretionary and increasing exposure to information technology, financials and consumer staples.

    With a generally favorable economic backdrop, we expect to show strong relative performance when earnings growth of deep cyclicals moderates, the timing of which is uncertain given the Fed’s extended period of monetary ease due to high unemployment. In addition, emerging markets appear to have accelerated back to previous growth norms and their growth characteristics favor the deepest cyclical businesses. China, in particular, is a wildcard with its economy imbalanced toward investment and exports, the mirror image of most developed countries, which is creating inflation pressures. When its economy slows, we believe the deep cyclicals will experience a sustained decline which we intend to avoid, along with market vulnerability of last year’s momentum driven smaller technology names. In summary, we have the Fund well diversified primarily in very large cap high quality equities where valuations are extremely attractive relative to bonds. We believe the economy will continue to slowly improve, and we remain positioned for economic expansion.

JNL/Eagle SmallCap Equity Fund

Sector Weightings*:

Information Technology	24.3%
Consumer Discretionary	19.9
Health Care	15.3
Industrials	13.4
Energy	6.8
Materials	5.4
Financials	4.6
Consumer Staples	1.7
Short Term Investments	8.6

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Eagle SmallCap Equity Fund outperformed its benchmark by posting a return of 35.73% for Class A shares compared to 29.09% for the Russell 2000 Growth Index.

    The Fund had very strong absolute and relative returns, finishing ahead of its benchmark in energy, consumer discretionary, information technology and materials. The top three stocks for the year were Rovi Corp., Riverbed Technology Inc. and TIBCO Software Inc. While the Fund had positive absolute returns across all sectors, financials and industrials were the Fund’s most significant underperforming sectors on a relative basis. The worst performing stocks during the year were FormFactor Inc., Compellent Technologies Inc. and Genoptix Inc.

    The most significant sector weighting changes came from lowering exposure to health care (through the takeout of Psychiatric Solutions Inc. and sells of Eclipsys Corp., Amedisys Inc. and Lincare Holdings Inc.) and increasing exposure to consumer discretionary (through purchases of Gentex Corp., Steven Madden Ltd., Pinnacle Entertainment Inc. and Buffalo Wild Wings Inc.).

    Small cap equities continued the sharp rally that began in late August broadly reflecting a surge in takeover activity; a rebound from overly pessimistic sentiment earlier in the year; and a capitulation by the Obama administration on effective tax increases. Notably, the rally seemingly began following the Fed announcement of a second round of QEII. We believe the positive benefit to the stock market was an intended consequence of the Fed’s decision. With interest rates already so low, the Fed must believe pushing people out on the risk curve and bringing money back into the equity markets is the only way to improve consumer net worth and confidence.

    Corporate America remains flush with cash; the bar for economic growth has been reset at lower levels; and investor sentiment remains generally pessimistic. With that said, given the strength of the rally, a short term correction, particularly in small caps would not surprise us. However, we believe most major indices should show solid gains for the full year.

JNL Eagle Funds (continued) Eagle Asset Management, Inc.

JNL/Eagle Core Equity Fund (Class A)

$15,000
10,000
5,000
JNL/Eagle Core Equity Fund - $10,116
S&P 500 Index - $11,507
12/00
12/01
12/02
12/03
12/04
12/05
12/06
12/07
12/08
12/09
12/10

Average Annual Total Returns for Class A Shares	
1 Year	11.86%
5 Year	0.62%
10 Year	0.12%

Average Annual Total Returns for Class B Shares	
1 Year	12.02%
5 Year	0.83%
Since Inception	1.54%

(Inception date March 5, 2004)

JNL/Eagle SmallCap Equity Fund (Class A)

$25,000
20,000
15,000
10,000
5,000
JNL/Eagle SmallCap Equity Fund - $22,312
Russell 2000 Growth Index - $14,491
12/00
12/01
12/02
12/03
12/04
12/05
12/06
12/07
12/08
12/09
12/10

Average Annual Total Returns for Class A Shares	
1 Year	35.73%
5 Year	8.83%
10 Year	8.36%

Average Annual Total Returns for Class B Shares	
1 Year	35.94%
5 Year	9.04%
Since Inception	8.36%

(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance changes.

JNL Franklin Templeton Funds Templeton Global Advisors Limited

Market Summary: The year under review was characterized by an uneven global economic recovery. Emerging markets led growth, as they were generally unconstrained by the debt overhang burdening western economies and benefited from strong intrinsic demand and significant capital inflows. Developed markets grew at a more subdued pace, underpinned by government sponsored liquidity enhancing measures. U.S. stocks rose as growth exceeded expectations, while European region stocks underperformed where sovereign debt concerns and austerity programs pressured the economic recovery.

    Global equity markets responded favorably to signs of economic recovery. Commodities surged due to near term supply constraints and emerging market demand increases, as well as longer term fears that overly accommodative monetary policies would ultimately have negative inflationary consequences. The U.S. dollar strengthened relative to the euro but weakened against the Japanese yen. In general, cyclical sectors performed better than traditionally defensive sectors. Health care performed poorly during a period when European governments undertaking fiscal austerity measures considered reducing pharmaceutical industry reimbursements and U.S. politicians debated sweeping health care reforms. Financials underperformed the MSCI World Index, pressured by European sovereign debt risk, capital adequacy concerns and regulatory tightening. Media benefited from rising demand for high speed internet and shifting brand management strategies and an improving advertising cycle. Auto manufacturers rallied due to rising international car demand.

JNL/Franklin Templeton Global Growth Fund

Sector Weightings*:
Information Technology	16.4%
Consumer Discretionary	16.2
Health Care	14.7
Financials	13.5
Industrials	10.7
Energy	9.9
Telecommunication Services	6.9
Consumer Staples	2.7
Materials	2.0
Short Term Investments	7.0

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Franklin Templeton Global Growth Fund underperformed its benchmark by posting a return of 7.07% for Class A shares compared to 11.76% for the MSCI World Index.

    From a geographic perspective, the Fund’s Asian position contributed to relative performance, particularly India and South Korea, a country that is not in the MSCI World Index. German and Spanish holdings were also leading contributors. Sector wise, overweighting in consumer discretionary contributed to relative performance, led by the media and automotive industries. The Fund’s underweighting in financials also added to relative returns.

    Key detractors included underweighting and stock selection in the U.S. and overweighting and stock selection in Europe, notably France, Italy and the UK. Overweighting and stock selection in health care hurt relative performance. Stock selection in energy and materials also detracted.

    Major contributors included U.S. cable operators, Comcast Corp. and Time Warner Inc., and content providers, Viacom Inc. and Walt Disney Co. Germany’s Bayerisch Moteren Werke AG and South Korea’s Hyundai Motor Co. performed well. U.S. software manufacturer Oracle Corp. was among the Fund’s leading contributors, but software giant Microsoft Corp. and networking solutions provider Cisco Systems Inc. lost value.

    Among key detractors was French pharmaceuticals manufacturer Sanofi-Aventis SA (“Sanofi-Aventis”), which lagged as investors focused on impending patent expirations and the company’s hostile bid for Genzyme Corp. BP Plc, the British energy producer at the center of the Gulf of Mexico oil spill, also hindered returns.

    Among our significant purchases were shares of Sanofi-Aventis, Baker Hughes Inc., Bank of America Corp., Halliburton Co. and CVS Caremark Corp. Significant sales included shares of Oracle Corp., El Paso Corp., Accor SA and Harley-Davidson Inc.

    The Fund made few major changes to sector weightings during the year. Financials and consumer staples rose slightly and health care declined.

    At year end, we remain favorable toward the Fund’s holdings in Europe, in our view the world’s cheapest major equity region offering fundamentally strong corporate entities with globally diversified revenues. We also remain positive toward health care in general, which we see as the world’s cheapest sector, despite strengthening corporate fundamentals, significant restructuring potential and advantageous global demographics. In our view, however, materials’ current valuations leave little room for continued outperformance over the Fund’s long term investment horizon.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance changes.

JNL Franklin Templeton Funds Franklin Advisers, Inc.

Market Summary: During the year ended December 31, 2010, the U.S. economy advanced unevenly. Domestic equity markets fluctuated as investor confidence shifted with each release of encouraging or discouraging economic, regulatory and political news. Ultimately, stock markets made solid gains for the year. Fixed income markets experienced market volatility similar to that of equity markets as concerns about weak economic data and potential spillover effects of the European debt crisis affected investor sentiment. U.S. Treasury prices rose as yields fell to very low levels during the year. In addition, healthy equity market performance and an improving economic outlook supported the high yield corporate bond market, which also produced solid results for the year.

JNL/Franklin Templeton Income Fund

Sector Weightings*:

Financials	17.1%
Energy	15.7
Utilities	11.6
Health Care	9.3
Information Technology	7.3
Consumer Discretionary	5.8
Telecommunication Services	3.6
Industrials	3.6
Materials	3.4
Consumer Staples	1.3
Non-U.S. Government Agency
Asset-Backed Securities	0.6
Government Securities	0.5
Warrants	0.0
Short Term Investments	20.2

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Franklin Templeton Income Fund underperformed one of its benchmarks by posting a return of 12.57% for Class A shares compared to 15.06% for the S&P 500 Index. The Fund outperformed its other benchmark, the Barclays Capital U.S. Aggregate Bond Index, which returned 6.54%.

    In the equity portfolio of the Fund, energy, utilities and financials were among significant contributors to Fund performance, while consumer discretionary hindered results.

    Energy contributors included ConocoPhillips and Exxon Mobil Corp. (“Exxon”). In financials, Citigroup Inc., iStar Financial Inc. and Wells Fargo & Co. helped results. In utilities, Southern Co. performed well. Dex One Corp., in consumer discretionary, was a significant detractor from performance.

    In energy, the Fund added to positions in integrated oil company Exxon and independent oil and gas producers Chesapeake Energy Corp. and SandRidge Energy Inc. The Fund initiated positions in integrated UK oil holding BP Plc and oilfield services companies Schlumberger Ltd. and Baker Hughes Inc. New health care positions were Pfizer Inc. and Swiss company Roche Holding AG. The Fund increased telecommunication services’ international exposure by adding to an existing position in UK company Vodafone Group Plc and initiating a position in Australian company Telstra Corp. Ltd. Sales included Capital One Financial Corp., Ameren Corp. and Devon Energy Corp.

    The Fund increased exposure to several sectors

during the year, with some of the largest increases to energy, health care and telecommunication services. The Fund reduced exposure to financials and utilities.

    In the fixed income portfolio of the Fund, generally, corporate bonds of finance, technology and energy companies were major contributors, while electric utilities detracted from performance.

    Within financials, the Fund significantly increased exposure to second lien secured bonds from bank holding company CIT Group Inc. Within information technology, the Fund added investments across electronic payment company First Data Corp.’s capital structure by purchasing senior secured, senior unsecured and senior subordinated notes.

    The Fund reduced holdings in energy, communications, consumer non cyclical and consumer cyclical and increased holdings in financials and technology.

    We continue to stay focused on opportunities across the capital structure to help maximize income while maintaining prospects for long term capital appreciation from a wide range of securities including fixed income, equity and convertible securities.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance changes.

JNL Franklin Templeton Funds Franklin Templeton Institutional, LLC

Market Summary: The year under review was characterized by an uneven global economic recovery. Emerging market regions primarily led growth, as they were generally unconstrained by the debt overhang burdening western economies and benefited from strong intrinsic demand and significant capital inflows. Developed economies grew at a more subdued pace, with demand recovery and asset price reflation heavily underpinned by government sponsored liquidity enhancing measures.

    Global equity markets responded favorably to signs of economic recovery with solid gains. Commodities surged due to near term supply constraints and emerging market demand increases, as well as longer term fears that overly accommodative monetary policies would ultimately have negative inflationary consequences. The dollar strengthened relative to the euro, which declined as a result of the region’s fiscal crisis, but weakened against the Japanese yen, which hit multi decade highs amid persistent deflationary pressures. Meanwhile U.S. Treasuries and corporate bonds finished the year with gains despite Treasury price declines late in the year. However, critical economic fundamentals such as employment, home prices and credit creation remained substantially depressed at year end, leading many investors to question the true health of the global economy and the sustainability of the recovery.

JNL/Franklin Templeton International Small Cap Growth Fund (formerly, JNL/Capital Guardian International Small Cap Fund)

Sector Weightings*:

Industrials	26.3%
Consumer Discretionary	21.7
Financials	20.9
Consumer Staples	8.4
Information Technology	6.9
Health Care	2.5
Short Term Investments	13.3

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Franklin Templeton International Small Cap Growth Fund underperformed its benchmark by posting a return of 20.55% compared to 22.04% for the MSCI EAFE Small Cap Index.

    For the period January 1, 2010 through May 2, 2010, the Fund was sub-advised by Capital Guardian Trust Company. During that time, the Fund underperformed its benchmark by posting a return of 2.92% for Class A shares compared to 6.55% for the MSCI EAFE Small Cap Index.

    Franklin Templeton Institutional, LLC replaced Capital Guardian Trust Company as the Fund’s subadviser on May 3, 2010. Since Franklin Templeton Institutional, LLC took over investment responsibilities through the end of 2010, the Fund outperformed its benchmark by posting a return of 17.13% for Class A shares compared to 14.54% for the MSCI EAFE Small Cap Index.

    For the period January 1, 2010 to May 2, 2010, the primary factors that influenced the Fund’s performance relative to its benchmark were the following:

    The Fund’s selection of consumer related stocks hurt relative results as they pulled back after posting sharp gains in the prior quarter. Shares of Australian electronics retailer JB Hi-Fi Ltd. came under pressure after its CEO of 10 years unexpectedly stepped down, even as the company posted strong interim profits. Two Korean firms also weighed on the Fund: Hite Brewery Co. Ltd. (“Hite”) and Hankook Tire Co. Ltd. (“Han-kook”). Hite separated from a larger holding company and the brewery operation now consumes a great deal of working capital, leaving less cashflow available to trim its debt burden. Shares of Hankook declined amid a strong Korean won and higher natural rubber prices. Elsewhere, the selection of energy stocks that had risen sharply in previous quarters detracted from returns, including SMA Solar Technology SA and Flex LNG Ltd. The Fund’s cash position was also a drag in a rising market. Within information technology, key detractors included Wacom Co. Ltd., Kontron AG and Daiichi Seiko Co. Ltd.

    Stock selection in health care was the largest contributor, primarily due to Japanese medical device makers MANI Inc. and Sysmex Corp. During this period, the Fund managers believed companies in Japan continued to have a jump on Asian competitors in this area by combining various components of technology and science to produce high quality medical devices. Within financials, stock selection positively contributed also due to Japanese companies, including Aozora Bank Ltd. and Credit Saison Co. Ltd. Relative results were additionally helped by the less than index exposure to financials, one of the weaker sectors for the period.

    In materials, Labrador Iron Ore Royalty benefited from higher iron ore prices and strong production and sales volume in the fourth quarter of 2009. The company is an established iron ore producer in North America and its unique structure provides investors with significant leverage to the iron ore market with comparatively low risk. Meanwhile, Iluka Resources Ltd. was another big gainer in the sector.

    For the period May 3, 2010 to December 31, 2010, the primary factors that influenced the Fund’s performance relative to its benchmark were the following:

    Stock selection in finance, commercial services and consumer services contributed to relative performance. Stock selection and overweighting in retail trade and stock selection and underweighting in process industries detracted from performance.

    From a geographic perspective, stock selection in Asia Pacific (ex-Japan) and stock selection and overweighting in the UK helped performance, while stock selection in Europe and Japan hurt performance.

    Significant individual Fund contributors included ARA Asset Management Ltd. (“ARA”), a real estate fund management company; Experian Plc, a global credit reporting agency; and Lancashire Holdings Ltd., an insurance provider. Major detractors included Daibiru Corp., a real estate property company; RHJ International (“RHJ”), a private equity firm; and Carpetright Plc, a flooring retailer.

    Major Fund purchases included McBride Plc, QinetiQ Group Plc, RHJ and Jumbo SA. By year end, the Fund sold some shares of ARA and eliminated positions in Symrise AG, CTS Eventim AG, Wirecard AG, Kuehne & Nagel International AG and SKY Perfect JSAT Holdings Inc.

    By sector, the Fund initiated exposure to distribution services and increased weightings in producer manufacturing, consumer nondurables, electronic technology and consumer durables. The Fund decreased weightings in commercial services, finance, retail trade, consumer services, process industries and transportation

    Geographically, the Fund initiated a small position in emerging markets and increased its UK weighting. The Fund decreased weightings in Europe, Japan, North America and Asia Pacific (ex-Japan).

    During the period, the U.S. dollar depreciated against most foreign currencies, which also helped the Fund’s performance because investments in securities with non U.S. currency exposure gained value as the U.S. dollar fell. However, one cannot expect the same result in future periods.

    At year end, we continue to see opportunities specifically in Europe as we believe this region has some of the most attractive valuations globally. From a sector basis we are finding opportunities in consumer staples and industrials.

JNL Franklin Templeton Funds (continued) Franklin Templeton Institutional, LLC

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance changes.

JNL Franklin Templeton Funds Franklin Mutual Advisers, LLC

Market Summary: The year under review was characterized by an uneven global economic recovery. Emerging market regions primarily led growth, as they were generally unconstrained by the debt overhang burdening western economies and benefited from strong intrinsic demand and significant capital inflows. Developed economies grew at a more subdued pace, with demand recovery and asset price reflation heavily underpinned by government sponsored liquidity enhancing measures.

    Global equity markets responded favorably to signs of economic recovery with solid gains. Commodities surged due to near term supply constraints and emerging market demand increases, as well as longer term fears that overly accommodative monetary policies would ultimately have negative inflationary consequences. The dollar strengthened relative to the euro, which declined as a result of the region’s fiscal crisis, but weakened against the Japanese yen, which hit multi-decade highs amid persistent deflationary pressures. Meanwhile U.S. Treasuries and corporate bonds finished the year with gains despite Treasury price declines late in the year. However, critical economic fundamentals such as employment, home prices and credit creation remained substantially depressed at year end, leading many investors to question the true health of the global economy and the sustainability of the recovery.

JNL/Franklin Templeton Mutual Shares Fund

Sector Weightings*:

Consumer Staples	22.2%
Financials	14.2
Health Care	10.6
Information Technology	9.9
Consumer Discretionary	7.7
Energy	7.2
Materials	5.0
Industrials	4.0
Utilities	3.9
Telecommunication Services	3.2
Other Equity Interests	0.0
Short Term Investments	12.1

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Franklin Templeton Mutual Shares Fund underperformed its benchmark by posting a return of 11.45% for Class A shares compared to 15.06% for the S&P 500 Index.

    During the year, the Fund held currency forwards

to somewhat hedge the currency risk of the Fund’s non-U.S. dollar investments; the hedges aided the Fund’s performance.

    Many Fund investments increased in value. Significant contributors to performance included UK based British American Tobacco, U.S. tobacco company Altria Group Inc. and Germany’s Volkswagen AG.

    Some of the Fund’s investments, however, lost value during 2010. Detractors from Fund performance included Swiss incorporated deepwater drilling contractor Transocean Inc., German utility conglomerate E.ON AG and U.S. based Bank of America Corp.

    Throughout 2010 we moved capital from positions that reached what we considered fair value to new, undervalued opportunities. We found opportunities in pharmaceutical firms Pfizer Inc. and Eli Lilly & Co. We also found some European telecommunications firms attractively valued. The Fund sold shares in Berkshire Hathaway Inc., Siemens AG and Dell Inc.

    Equities remained the core of the Fund,

with sector weights remaining fairly consistent. The largest weight change was an increase in health care exposure. The Fund’s cash position decreased somewhat. Merger and acquisition (“M&A”) activity picked up, but merger arbitrage opportunities were often disappointing, and our weight in M&A investments remained moderate. Distressed debt in 2010 brought few new opportunities. The Fund’s investments in credit often performed well, but overall our exposure to credit declined as the market rallied.

    We are optimistic about the M&A space in 2011, due to ongoing economic and market strength, combined with continuing accumulation of cash on corporate balance sheets and strong corporate earnings. In the distressed debt arena, we believe many leveraged buyouts from 2005 to 2007 appear to have unsustainable capital structures. We approach 2011 with our share of concerns; however, such challenges can help create company specific opportunities for the Fund.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance changes.

JNLFranklin Templeton Funds Franklin Advisory Services, LLC

Market Summary: During the year ended December 31, 2010, domestic equity markets fluctuated as investor confidence shifted with each release of encouraging or discouraging economic, regulatory and political news. Ultimately, stock markets made solid gains for the year. Among small cap stocks, growth outpaced value as investor risk aversion began to subside. As represented by the Russell 2500 Value Index, energy, materials and industrials outperformed, while telecommunication services, utilities and information technology underperformed.

JNL/Franklin Templeton Small Cap Value Fund

Sector Weightings*:

Industrials	28.3%
Consumer Discretionary	17.6
Financials	13.0
Energy	11.5
Materials	7.4
Health Care	4.5
Information Technology	3.3
Utilities	2.7
Consumer Staples	1.6
Short Term Investments	10.1

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Franklin Templeton Small Cap Value Fund outperformed its benchmark by posting a return of 26.84% for Class A shares compared with 24.82% for the Russell 2500TM Value Index.

    During the year, all sectors represented in the Fund helped performance, with industrials and consumer discretionary among the most significant contributors. Other major contributors were financials, materials and energy. Individual holdings that boosted performance were industrials holdings Wabash National Corp., Nordson Corp., Trinity Industries Inc. and Gardner Denver Inc. In consumer discretionary, Autoliv Inc., Gentex Corp. and Group 1 Automotive Inc. helped results. Other contributors included Protective Life Corp., Westlake Chemical Corp. and Rowan Cos. Inc.

    Individual detractors from performance included industrials holdings, Gibraltar Industries Inc. and Granite Construction Inc. (“Granite Construction”). Financials holding American National Insurance Co., energy holding Overseas Shipholding Group Inc. and information technology holding Benchmark Electronics Inc. (“Benchmark Electronics”) also hindered results.

    Significant purchases during the year included new positions in Granite Construction, Lancaster Colony Corp., PNM Resources Inc. and Tower

Group Inc. Other significant purchases included adding to holdings in Benchmark Electronics, Bristow Group Inc., Regis Corp. and Tidewater Inc. Sales during the year included eliminating positions in Airgas Inc., Gerdau AmeriSteel Corp. and Gymboree Corp. Other major sales included reducing holdings in Erie Indemnity Co., Ethan Allen Interiors Inc. and Westlake Chemical Corp.

    We will continue to invest in small cap companies that we believe are selling below their underlying worth. Our strategy is to buy and hold fundamentally sound companies for five years or more on average. We purchase securities at what we consider attractive prices, often when they are out of favor with other investors. We select securities without regard to benchmark comparisons, and we aim for long term results. We are confident that over time the market will provide opportunities for us to execute our strategy with success.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance changes.

JNL Goldman Sachs Funds Goldman Sachs Asset Management, L.P.

Market Summary: For the year, cyclical stocks led returns, as investors focused on the strong growth and demand from outside the developed markets. As a result, consumer discretionary (particularly auto stocks), industrials and materials outperformed. During 2010, the U.S. equity market significantly outperformed the MSCI World Index return of 11.76% , as investors gained confidence in the economic recovery. The Russell 1000 Value Index returned 15.51% during 2010, while the Russell Midcap Value Index returned 24.75% in 2010. Mergers and acquisitions helped boost the market, especially in the mid and small cap spaces. The year was marked by a challenging stock picking environment, as there was a high correlation among stock returns, with relatively small differences between winners and losers. The market was predominantly driven by macro concerns, with 2010 peak correlation among stocks at 82% above the long term average. Particularly in the value space, regulatory uncertainty was most pronounced, comprising over half of the benchmark (healthcare, financials and energy). Additional headwinds included higher yielding stocks meaningfully outperforming despite slower earnings growth and sometimes weaker fundamentals, a phenomenon that was also very prominent in the value space.

    The global economy appears to have regained momentum after a mid-year slowdown that raised concerns about a double dip recession. All spread sectors outperformed Treasuries over the fiscal year. The largest outperforming sectors were commercial mortgage-backed securities (“CMBS”) and high yield bonds posting 15.0% and 9.7% in excess returns, respectively. Treasury yields ended 2010 lower on the year, driven by concerns in the middle of the year about the global recovery and persistent fears of contagion from peripheral Europe. The two-year Treasury decreased 55 basis points (“bps”) to 0.59% and the 10-year Treasury decreased 55 bps to 3.29%. Short-term rates remained anchored by the U.S. Federal Reserve Board (the “Fed”) who reiterated its commitment to an extended period of low rates.

    Local emerging debt posted a small negative return in the fourth quarter of 2010. The JPMorgan Government Bond Index-Emerging (“GBI-EM”) Markets Global Diversified Index (unhedged, in US dollars) returned -0.39% in the fourth quarter of 2010, including returns of -0.90% from interest rates and 0.51% from currency appreciation versus the U.S. dollar. The U.S. Dollar Index (“DXY”), an indicator of the general international value of the dollar, rose 0.39% and emerging market currencies on JPMorgan’s Emerging Local Markets Plus Index benchmark posted a positive return of 0.4%. On a market value weighted basis, South Africa (+6.26%), Brazil (+4.24%) and Russia (+0.81%) performed best, while Hungary (-5.47%), Turkey (-2.70%) and Colombia (-5.46%) underperformed. The South African rand appreciated on a combination of thin trading, a gold rally in the last week of 2010, and news that the country may be formally invited to join the annual meeting of the Brazil, Russia, India and China (“BRIC”) leaders in 2011. This performance may be at risk, however, from recent inflation prints suggesting possible further rate cuts. Meanwhile, Hungary underperformed on currency depreciation (the Hungarian forint shed 2.4% against the U.S. dollar) as well as peripheral eurozone sovereign risk.

JNL/Goldman Sachs Core Plus Bond Fund

Sector Weightings*:

U.S. Government Agency
Mortgage-Backed Securities	33.4%
Financials	13.6
Non-U.S. Government Agency
Asset-Backed Securities	9.4
Government Securities	8.5
Energy	1.8
Consumer Discretionary	0.9
Consumer Staples	0.8
Materials	0.7
Telecommunication Services	0.7
Health Care	0.6
Utilities	0.4
Industrials	0.2
Information Technology	0.1
Short Term Investments	28.9

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Gold-man Sachs Core Plus Bond Fund outperformed its benchmark by posting a return of 7.63% for Class A shares compared to 6.54% for the Barclays Capital U.S. Aggregate Bond Index. The primary factors that influenced the Fund’s relative performance were an allocation to riskier assets such as credit sensitive mortgages and corporate bonds.

    Top down strategies contributed to performance in 2010. Duration positioning negatively impacted the Fund’s returns while cross sector positioning positively contributed to performance over the year. The Fund’s duration and yield curve positioning detracted from performance throughout the year. Yields fell for most of the year, reversing in the fourth quarter as 10-year Treasury rates rose 78 bps. Cross sector positioning was a key contributor. The Fund’s strategic and tactical overweight to spread sectors relative to the benchmark was a significant driver of performance. An overweight exposure to credit sensitive mortgages contributed positively to performance as non-agency mortgages posted strong returns in 2010. In addition, an underweight exposure to mortgage-backed securities (“MBS”), primarily during the third quarter, proved beneficial as declining interest rates raised concerns about the potential for a wave of mortgage refinancing.

    The Fund’s bottom up security selection also contributed to performance during the year. The securitized and corporate sectors were the primary contributor to the Fund’s performance. Security selection within the collateralized sector was positive, primarily due to the focus on the most senior tranches of option adjustablerate mortgages (“ARM’s”) and Alt-A collateral. The Fund’s focus on lower quality investment grade corporate bonds also contributed to returns. Security selection within government/agencies as well as emerging market debt also contributed to excess returns over the year.

    Derivatives are an integral part in the management of the mandate and therefore contributed to performance over the year. Derivatives allow the Fund to manage interest rate, credit and currency risks more effectively by allowing the Fund both to hedge and to apply active investment views with greater versatility and to afford greater risk management precision.

    We anticipate moderate global growth in 2011, with continued improvement in the U.S. Our concerns are focused on the extent of the sell off in U.S. rates and the volume of short euro positions in the marketplace. Within the mortgage sector, we are increasing our overweight bias to agency MBS as valuations cheapened on rising government yields and volatility levels. We still hold a constructive view on non-agency MBS and we believe that valuations are generally attractive. Within the corporate sector, we continue to anticipate a period of slow growth and low inflation, conditions we consider positive for investment grade credit. We are overweight financials and focusing on large property and causality insurers and banks. Within banking, we are focusing on large money center banks.

JNL Goldman Sachs Funds (continued) Goldman Sachs Asset Management, L.P.

JNL/Goldman Sachs Emerging Markets Debt Fund

Sector Weightings*:

Sovereign Securities	59.1%
Financials	7.0
U.S. Government Securities	1.8
Energy	1.1
Short Term Investments	31.0

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Goldman Sachs Emerging Markets Debt Fund outperformed its benchmark by posting a return of 16.07% for Class A shares compared to 15.67% for the JPMorgan GBI-EM Global Diversified Index.

    The Fund held derivatives during the year. The Fund does not employ derivatives to gain leverage but to gain access to otherwise inaccessible markets or for tax efficiency purposes.

The use of derivatives allow the Fund to manage interest rate, credit and currency risks more effectively by allowing to both hedge and apply active investment views with greater versatility. They also afford greater risk management precision. Derivatives allow the Fund to efficiently access desired markets, hedge unwanted risks and generally manage the spectrum of portfolio risks. Currency forwards are employed to gain currency exposure or hedge non base currency exposures back to base currency. Interest rate swaps and total return swaps may be employed to hedge risk and/or gain exposure to illiquid or high transaction cost local markets.

    Credit linked notes are used to gain local market exposure to otherwise inaccessible cash markets. The Fund uses them as they are the most liquid and cost effective means of managing portfolio risk or gaining local market exposure as part of our security selection process.

    Contributors to performance during the year included the Fund’s overweight to Argentine debt and country and security selection of Colombian local rates. Detractors from performance included country and security selection of Indonesian local rates and currency exposure to the Turkish lira and Thai baht. There were no significant changes to credit quality or weightings during the year.

    Local emerging markets have become more liquid in recent years and the investor base has grown and become more diversified. Emerging market economies have undergone structural changes that promote macroeconomic stability and active debt management. As a result, inflows to local debt funds have become consistent and stem from strategic investors. We think that these trends could potentially be durable and are likely to persist in the future.

JNL/Goldman Sachs Mid Cap Value Fund

Sector Weightings*:

Financials	27.3%
Consumer Discretionary	11.4
Energy	10.7
Utilities	10.2
Industrials	9.0
Information Technology	6.4
Health Care	5.8
Materials	5.1
Consumer Staples	4.8
Telecommunication Services	3.2
Short Term Investments	6.1

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Goldman Sachs Mid Cap Value Fund underperformed its benchmark by posting a return of 24.40% for Class A shares compared to 24.75% for the Russell MidCap Value Index.

    Information technology and materials were the two top contributing sectors to performance. In contrast, consumer discretionary and energy were the two largest detractors from performance. The Fund’s holdings in NBTY Inc. and McAfee Inc. were the two top contributors to performance. Holdings in Range Resources Corp. and DISH Network Corp. were the top two detractors from performance. During the year, the Fund initiated a position in Lear Corp. and Equity Residential, whereas positions in Whiting Petroleum Corp. and United States Steel Corp. were eliminated.

    We believe there are many reasons to be constructive on the U.S. equity market in 2011. Valuations are compelling on both absolute and relative levels. Companies are exhibiting strong fundamentals, with improving corporate profits and balance sheets. We expect that management teams should be focused on capital redeployment through the forms of mergers and acquisitions (“M&A”), buybacks and deleveraging of balance sheets, providing further catalysts. Recent government actions have created an environment that is more conducive for businesses to grow. Additionally, we believe that the coming year should be a fertile stock picking environment. The trends that were headwinds for stock picking in 2010 have started to reverse. The market is shifting its focus from the macro to the micro, company specific level, now that valuation and volatility levels have normalized. We expect greater stock level differentiation going forward, especially between high and low quality stocks now trading at comparable valuations; a recent pick up in M&A activity has been contributing to this trend. There has been a reduction of regulatory uncertainty with the passage of financial and health care reform, and with more clarity to be expected on drilling requirements and best practices in energy in 2011.

JNL Goldman Sachs Funds (continued) Goldman Sachs Asset Management, L.P.

JNL/Goldman Sachs U.S. Equity Flex Fund (formerly, JNL/Credit Suisse Long/Short Fund)

Sector Weightings*:

Financials	19.9%
Information Technology	19.9
Consumer Discretionary	12.7
Energy	11.3
Industrials	9.7
Consumer Staples	8.6
Health Care	8.2
Materials	3.3
Utilities	2.2
Telecommunication Services	-0.1
Short Term Investments	4.3

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the Fund underperformed its benchmark by posting a return of 8.70% for Class A shares compared to 15.06% for the S&P 500 Index

    For the period January 1, 2010 through October 10, 2010, the Fund was sub-advised by Credit Suisse Asset Management, LLC. During that time, the Fund underperformed its benchmark by posting a return of 0.00% for Class A shares compared to 6.13% for the S&P 500 Index.

    Goldman Sachs Asset Management, L.P. replaced Credit Suisse Asset Management, LLC as the Fund’s Sub-Adviser on October 11, 2010. Since Goldman Sachs Asset Management, L.P. took over investment responsibilities through the end of 2010, the Fund outperformed its benchmarks by posting a return of 8.70% for Class A shares compared to 8.42% for the S&P 500 Index.

    For the period during which the Fund was sub-advised by Credit Suisse Asset Management, LLC, the Fund was based on a quantitative model with multiple signals such as price to equity ratio. These quantitative signals are grouped based on similar characteristics of growth, momentum, etc., thus forming a combination of signals known as factors. There are five factors within the Credit Suisse Asset Management, LLC’s Quantitative Equities Model. For the period January 1, 2010 to October 10, 2010, the Fund underperformed despite strong factor performance with four of the five factors posting positive results. Growth continued to perform well, while capital deployment served as the best performing factor for the year. Further outperformance was attributed to value and momentum; profitability was the year’s sole detractor to performance. Despite positive factor performance, quantitative models in particular were challenged by a prolonged period of high correlation and low volatility in 2010. During this period, the opportunity set to find alpha diminished, and transaction costs and risk led to underperformance. The Fund’s U.S. equities model suffered from an environment dominated by macroeconomic news and market movements. As the market oscillated between fears of a double dip recession and potential economic growth, there were less opportunities to identify individual stock outperformance.

    Markets rose on a broad level as double dip recessionary fears were alleviated. Fairly robust economic data reports eased investor concerns about lackluster economic growth prospects and propelled stocks higher during the last month of the period. World equity prices were given a further boost once Fed Reserve Chairman Ben Bernanke’s statements following the September 21st Federal Open Market Committee meeting were released. Market participants cheered the Fed’s perceived anti deflationary policy, viewing the Fed’s market sentiment as one which would invite further quantitative easing measures.

    For the period October 11, 2010 to December 31, 2010, materials and energy were the two top contributing sectors to performance, whereas telecommunication services and consumer discretionary were the two largest detractors from performance. The Fund’s holdings in Huntsman Corp. and Newfield Exploration Co. were the two top contributors to performance. Holdings in Sprint Nextel Corp. and Boeing Co. were the top two detractors from performance. During the period, positions were initiated in Teva Pharmaceutical Industries and Schlumberger Ltd. and positions in Amgen Inc. and Hanesbrands Inc. were eliminated.

    As the Fund’s current adviser, Goldman Sachs Asset Management, L.P. believes there are many reasons to be constructive on the U.S. equity market in 2011. Valuations are compelling on both absolute and relative levels. Companies are exhibiting strong fundamentals, with improving corporate profits and balance sheets. We expect that management teams should be focused on capital redeployment through the forms of mergers and acquisitions (“M&A”), buybacks and deleveraging of balance sheets, providing further catalysts. Recent government actions have created an environment that is more conducive for businesses to grow. Additionally, we believe that the coming year should be a fertile stock picking environment. The trends that were headwinds for stock picking in 2010 have started to reverse. The market is shifting its focus from the macro to the micro, company specific level, now that valuation and volatility levels have normalized. We expect greater stock level differentiation going forward, especially between high and low quality stocks now trading at comparable valuations; a recent pick up in M&A activity has been contributing to this trend. There has been a reduction of regulatory uncertainty with the passage of financial and health care reform, and with more clarity to be expected on drilling requirements and best practices in energy in 2011.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL Goldman Sachs Funds (continued) Goldman Sachs Asset Management, L.P.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL Invesco Funds Invesco Advisers, Inc.

Market Summary: Equity markets were choppy during the fiscal year as investors weighed the competing issues of solid corporate profits and soft macroeconomic data. Corporate earnings were largely positive, but often overshadowed by concerns about high unemployment, a lack of consumer spending, soft housing data and the possibility of additional U.S. Federal Reserve (“Fed”) accommodation. After rising through April, the major equity indices sold off precipitously in May as the sovereign debt crisis unfolded in the eurozone while U.S. economic indicators remained weak, prompting fears of a double dip recession. Uncertainty created by the debt crisis combined with subdued employment, consumer spending and housing data added to concerns that the recovery was slowing to a subnormal growth rate. Just as abruptly, however, the markets reversed course and rallied in September and October on modestly better economic news, ending the year with double digit gains. Returns from listed real estate were universally positive during the year, reflecting the current sentiment toward asset classes and equity sectors capable of delivering attractive yields.

    After rallying for much of 2009 on prospects of improving global economic conditions, global equity markets faced headwinds in early 2010.

Notably, several southern European economies, including Greece, Spain, Portugal and Italy, faced solvency concerns amid massive fiscal deficits. But, not all news was bad. Equity markets seemed to shrug off some of the macroeconomic burdens that pulled them into double digit losses in the first half of 2010, ending the year with strong positive gains.

    Looking to Asian markets, the message was pretty simple – growth fundamentals remain stronger here than in the West. Although the Funds’ managers see marginal differences in stock valuations, with slight premiums in some areas, they do not believe it is overly concerning. Emerging markets, the biggest winners in 2010, saw exports slow down during the latter half of the period. The deceleration in exports was offset, however, by strong growth in retail and auto sales, as well as strong housing markets within emerging economies. Turning to Europe, the European Central Bank (“ECB”) remained an interesting foil to the Fed, as ECB officials showed little sign they were willing to provide additional economic stimulus. Instead, they seem to be leaving the heavy global economic lifting to the Fed. As a result, we saw the slide in the euro’s value reverse during the first half of 2010.

JNL/Invesco Global Real Estate Fund (formerly, JNL/AIM Global Real Estate Fund)

Sector Weightings*:
Financials	93.5%
Consumer Discretionary	0.7
Short Term Investments	5.8

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Invesco Global Real Estate Fund underperformed its benchmark by posting a return of 17.15% for Class A shares compared to 20.40% for the FTSE European Public Real Estate Association/National Association of Real Estate Investment Trusts (“EPRA/NAREIT”) Developed Real Estate Index.

    The Fund underperformance relative to its benchmark, was primarily the result of security selection within U.S. Real Estate Investment

Trusts (“REIT”). Additionally, security selection and an underweight to real estate securities in Sweden and Germany also negatively impacted the Fund’s relative performance. Holdings in Hong Kong also detracted from relative performance. Conversely, the Fund benefited from security selection in real estate securities in Singapore and the Netherlands. Market allocation to France and Australian Listed Property Trusts (“LPT”) were also relative contributors during the year.

    Recent equity offerings and debt refinancing by Simon Property Group Inc. (“Simon Property”), a REIT which offered an attractive portfolio of top tier U.S. regional malls, covered near term debt maturities and provided necessary capital for future acquisition opportunities. Simon Property was among the top contributors to Fund performance during the year. Conversely, a top detractor to performance included Henderson Land Development Co. Ltd. (“Henderson”), a property development company which experienced lack-luster performance following strong returns during the 2009 calendar year. Henderson focuses on high quality residential and commercial property development in Hong Kong and throughout mainland China.

    At the end of the year and relative to the Fund’s benchmark, the Fund was modestly over-weight in Japan, Hong Kong, Netherlands and China. Conversely, the Fund was underweight in the U.S., Singapore and Canada. Additionally, the Fund no longer held exposure to Germany and Belgium, while its benchmark held modest exposure to these countries.

JNL/Invesco International Growth Fund (formerly, JNL/AIM International Growth Fund)

Sector Weightings*:

Consumer Discretionary	16.9%
Health Care	13.0
Consumer Staples	12.5
Energy	9.9
Industrials	9.6
Financials	9.0
Information Technology	7.6
Telecommunication Services	5.4
Materials	2.9
Utilities	2.8
Short Term Investments	10.4

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Invesco International Growth Fund outperformed its benchmark by posting a return of 12.31% for Class A shares compared to 12.25% for the MSCI EAFE Growth Index.

    In this environment, the Fund managers continued to construct the Fund’s portfolio on a bottom up basis, selecting stocks on an individual basis. Meaningful outperformance versus the Fund’s benchmark came from health care, financials and consumer discretionary.

    In health care, strong stock selection in the pharmaceuticals industry led to outperformance versus the Fund’s benchmark. Top contributors included Denmark based, leading insulin and diabetes care company Novo-Nordisk A/S, and UK global biopharmaceutical company SHIRE Plc. While in consumer discretionary, particular strength was seen in the media, specialty retail and automobile industries. Top stock level contributors included the world’s largest media company catering to a Spanish speaking audience, Mexican based Grupo Televisa SA, Europe’s leading home improvement retailer, UK based Kingfisher Plc and German auto manufacturer, Bayerische Moteren Werke AG.

    In financials, a meaningful underweight exposure

versus the Fund’s benchmark was a key driver of outperformance. The Fund remains underweight to large European banks, investing more in higher quality, locally geared emerging market banks in China and Brazil.

    In broad geographic terms, the Fund saw meaningful outperformance in Asia. Exposure in emerging Asian markets including Korea, India, the Philippines and Taiwan was the key driver of relative success in this region as emerging markets saw significant gains during the reporting period.

    In contrast, despite delivering double digit gains in materials, the Fund’s continued under-weight exposure was a drag on relative results. The Fund managers question the ability of materials companies to maintain current return levels and are cautious on these companies’ ability to maintain capital discipline. Stock level detractors included French based global insurance giants AXA SA and Australian based QBE Insurance Group Ltd.

JNL Invesco Funds (continued) Invesco Advisers, Inc.

    Stock selection in the Fund was driven by the underlying fundamentals of a company, not any top down macroeconomic views. That being said, the Fund managers belief in the strength of consumer growth outside the U.S. explains the Fund’s overweight exposure to consumer discretionary. Similarly, healthy technology spending over the last several months was supportive of the Fund’s overweight in information technology. The Fund’s overweight exposure in health care came down slightly, however the Fund still remains overweight in this sector.

    The Fund ended the year with the largest underweight positions in materials, industrials and consumer staples. The Fund’s underweight in financials narrowed over the year as the Fund managers added to select positions in the latter half of the year.

    Following strong market performance in the second half of 2010, investor sentiment rose to the high end of historic norms supported by low interest rates, ample liquidity and improving global gross domestic product (“GDP”) outlooks versus this time last year. At the same time, the risks of tighter monetary policy in robust emerging market economies and the lingering sovereign debt situation in Europe mean investors should be prepared for volatility. At the close of the reporting period, the Fund managers remained focused on investing according to their fundamentally driven investment process and maintaining their long term investment view.

JNL/Invesco Large Cap Growth Fund (formerly, JNL/AIM Large Cap Growth Fund)

Sector Weightings*:

Information Technology	32.3%
Consumer Discretionary	13.5
Energy	12.5
Industrials	11.3
Health Care	9.3
Materials	8.7
Financials	4.8
Consumer Staples	2.6
Telecommunication Services	2.2
Short Term Investments	2.8

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Invesco Large Cap Growth Fund outperformed its bench-mark by posting a return of 17.41% for Class A shares compared to 16.71% for the Russell 1000 Growth Index.

    Over the course of the year, the Fund outperformed by the widest margin in information technology, largely due to stock selection. The leading contributor to performance was Apple Inc. (“Apple”). Apple continued to benefit from strong consumer demand for its innovative technology products, including the iPad tablet computer as well as a new version of the iPhone. Chinese internet services provider Baidu Inc. was also a key contributor to performance.

    The Fund outperformed in industrials driven by stock selection. One of the leading contributors to performance was railroad operator Union Pacific Corp., which continued to benefit from improving volume trends, stronger pricing and operation efficiency.

    Outperformance in consumer discretionary was due to stock selection. Two of the leading contributors to performance were clothing retailer Limited Brands Inc. and casino operator Las Vegas Sands Corp. These companies benefited from improving consumer spending trends.

    The Fund underperformed by the widest margin in financials, driven by stock selection. Several holdings detracted from performance, including investment banking holding Goldman Sachs Group Inc. The Fund sold this position due to deteriorating fundamentals.

    The Fund also underperformed in materials due to stock selection. One of the weakest performing stocks in this sector was Syngenta AG, a company that produces crop protection products and seeds. The Fund sold this position due to deteriorating fundamentals. Underperformance in the telecommunications sector was due to stock selection and an overweight position.

    At the close of the year, the Fund’s largest overweight positions included materials, energy and telecommunications. The largest absolute weight was in information technology. The Fund’s largest underweight positions included consumer staples and industrials. Sector weights are always a result of the Fund managers’ bottom up fundamental analysis.

JNL/Invesco Small Cap Growth Fund (formerly, JNL/AIM Small Cap Growth Fund)

Sector Weightings*:

Information Technology	26.5%
Consumer Discretionary	16.0
Industrials	13.1
Health Care	13.1
Energy	7.5
Financials	5.4
Materials	4.0
Consumer Staples	1.7
Telecommunication Services	1.0
Utilities	0.7
Short Term Investments	11.0

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Invesco Small Cap Growth Fund underperformed its benchmark by posting a return of 26.21% for Class A shares compared to 29.09% for the Russell 2000 Growth Index.

    The Fund underperformed by the widest margin in information technology. Much of the underperformance was a result of not owning several software and semiconductor stocks that had strong performance.

    Underperformance in energy was due to stock selection. Exploration and production holdings Arena Resources Inc. (“Arena Resources”) and Goodrich Petroleum Corp. (“Goodrich Petroleum”) had weak performance given higher exposure to natural gas. While the Fund sold the position in Arena Resources, it continues to own Goodrich Petroleum.

    Underperformance in industrials was also due to stock selection in the commercial and professional services industry group. Environmental services provider EnergySolutions Inc. was one of the leading detractors. This holding was sold due to deteriorating fundamentals. Additionally, some of the underperformance resulted from not owning several transportation holdings that had strong performance.

    The Fund outperformed by the widest margin in consumer discretionary and health care. Outperformance in consumer discretionary was driven by stock selection in the retailing and automobile and components industry groups. Key contributors to performance included movie subscription service provider Netflix Inc. (“Netflix”). and automotive components supplier TRW Automotive Holdings Corp. (“TRW”) While the Fund continues to own TRW, Netflix was sold due to concerns about high valuation levels.

    Outperformance in health care was driven primarily by stock selection in the pharmaceuticals industry group. Several holdings including Biovail Corp. and OSI Pharmaceuticals Inc. benefited from strong price appreciation following the announcement that they would be acquired. The Fund sold the positions in both stocks, locking in gains for shareholders.

    At the close of the year, the largest overweights versus the Fund’s benchmark included energy, semiconductors, banks and consumer services. The largest underweights included pharmaceuticals/ biotechnology/ life sciences; consumer durables and apparel; real estate; and commercial and professional services.

JNL Invesco Funds (continued) Invesco Advisers, Inc.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL Invesco Funds (continued) Invesco Advisers, Inc.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL Ivy Asset Strategy Fund Ivy Investment Management Company

Market Summary: Economic conditions have improved dramatically over the last fiscal year. As the economic recovery gained momentum throughout 2010, investors rediscovered their appetite for risk. Stocks and bonds rallied as many economic indicators pointed to continued recovery and increasing stability in the U.S. economy. Investor confidence was further bolstered by stabilization of global credit markets and stronger than expected first and second quarter corporate profits. Optimism waned with the mid-year emergence of the European debt crisis and attendant fears of a double dip recession. That scenario, along with slowing U.S. economic growth and escalating concern about China’s ability to slow the pace of its economy, drove a sharp global correction. The tide seemed to turn in September, however, with slightly stronger economic data and optimism that mid-term elections may drive more investor friendly changes in Washington. Stocks rallied in the third quarter and received an additional boost when President Obama signed into law a politically divisive tax deal that extended the Bush era tax cuts. As the year wound to a close, the U.S. Federal Reserve began a second phase of quantitative easing. The U.S. markets responded very favorably, as the major indexes posted impressive gains and Wall Street racked up its fourth largest profit for the year. The outlook for global markets in 2011 is also improving as many governments and central banks moved away from fiscal policies and began to work in their own self interests. Nonetheless, serious challenges remain. U.S. unemployment remains high and the housing market continues to struggle.

JNL/Ivy Asset Strategy Fund

Sector Weightings*:

Consumer Discretionary	27.2%
Information Technology	13.7
Financials	13.3
Precious Metals	11.5
Energy	8.1
Materials	5.7
Industrials	5.6
Consumer Staples	2.7
Telecommunication Services	0.8
Purchased Options	0.7
Health Care	0.2
Short Term Investments	10.5

Total	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Ivy Asset Strategy Fund underperformed its benchmark by posting a return of 9.81% for Class A shares compared to 15.06% for the S&P 500 Index.

    The Fund continues to use gold as a hedge against currency depreciation, which contributed significantly to performance during the year. The Fund also employed forward foreign currency contracts as a defensive hedge to back the Fund’s base currency, the U.S. dollar. The purpose of this hedging strategy is to insulate the Fund from adverse currency movements. All currency exposures are marked to market daily and therefore the risks of the forwards are the same as the risk of the underlying currency. The Fund also used equity derivatives to help cushion volatility. However, given the strong performance of equities during the year, the derivatives ultimately restrained the Fund’s performance.

    The Fund has little exposure to fixed income products and continues to favor the equity side of the ledger as gross and free cash flow yields and price-to-sales ratios remain very reasonable relative to their fixed income or corporate cousins.

    All sectors contributed to the Fund’s absolute returns. Sectors that contributed the most to absolute performance during the quarter were industrials and consumer discretionary. Top individual holdings in absolute terms included gold bullion and Wynn Resorts Ltd., a Nevada-based operator of high end resorts and casinos. The Fund’s underweight exposure and untimely stock selection in health care detracted the most from performance. The Fund added to it’s energy and technology holdings. It remains geographically diverse, with sector overweights in technology and consumer durables.

    Looking forward, we are cautiously optimistic. We anticipate global gross domestic product (“GDP”) will be somewhere in the order of 5 to 6%. Broken out, we think China will see 8 to 9% GDP growth, with U.S. GDP reaching 3.5 to 4% during the first part of the year and winding down to 3% by year end. We anticipate the eurozone will likely grow about 1%, with Germany, its strongest economy, continuing to grow at accelerating rates. Here in the U.S., capital spending has returned with some vigor off a pretty low base, and we are seeing signs of company reinvestment that we believe will lead to positive inventory cycles. We think trade will be a positive contributor. Finally, we anticipate that U.S. interest rates will remain on hold, quite possibly through 2012, and the threat of inflation is real for some emerging markets, which will act as a governor on their returns.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL JPMorgan Funds J.P. Morgan Investment Management Inc.

Market Summary: Despite a year marred by various economic and political concerns, not to mention considerable market volatility, U.S. stocks managed to post healthy gains in 2010. A struggle between the macro and micro environment was the overriding theme in 2010, pulling the market violently in different directions for much of the year. It wasn’t until the U.S. Federal Reserve’s (the “Fed”) announcement in late August of further quantitative easing, by promising to buy some $600 billion of U.S. Treasuries, that the market began its relatively uninterrupted advance.

    Generally favorable economic data helped drive continued spread contraction in non Treasury sectors. The Fed maintained its stance on interest rates with a target of 0.00% to 0.25% throughout 2010 and investors continued to venture back into assets that offered more attractive returns.

    Global equity markets were plagued by volatility throughout much of 2010. The sovereign debt crisis in Europe, combined with regulatory and economic uncertainty, weighed constantly on investor confidence. Despite all the gyrations, however, markets ultimately closed the year on a positive note thanks to strong corporate earnings, a resurgence in merger and acquisition activity, evidence of continued economic recovery and indications that policymakers would do what they could to keep the global recovery going.

JNL/JPMorgan International Value Fund

Sector Weightings*:
Financials	24.3%
Industrials	15.2
Telecommunication Services	10.5
Energy	8.6
Consumer Discretionary	8.0
Information Technology	7.5
Utilities	6.8
Materials	5.9
Health Care	5.5
Consumer Staples	2.4
Short Term Investments	5.3

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/JPMorgan International Value Fund outperformed its benchmark by posting a return of 7.58% for Class A shares compared to 3.25% for the MSCI

EAFE Value Index.

    At the sector level, the Fund’s holdings in industrial cyclicals and energy contributed most to performance, while consumer nondurables and health care weighed on returns during the year. Regionally, stock selection in Continental Europe and the United Kingdom benefited results, while Japan and an underweight in the Pacific Rim detracted. Currency forwards did not materially add or subtract value to the Fund due to the small position weightings, but is used for risk management purposes.

    Lanxess AG, the German specialty chemical company, did well on the back of improving economic conditions, strong demand for synthetic rubber, tight cost controls and the operating leverage that usually characterizes many chemical companies. Lafarge SA, the French construction materials company, was a major detractor. Weak earnings and concerns about the company’s $15 billion debt burden – a result of its 2008 takeover of Orascom Construction’s cement operations – weighed on the stock, which was sold during the year.

    The Fund purchased Toyota Motor Corp., Telefonica SA, Allianz SE, AXA SA, QBE Insurance Group Ltd. and KDDI Corp. The Fund sold Toyota Motor Corp., AXA SA, Banco Santander SA, UniCredit SpA, Mitsubishi Corp. and LG Electronics Inc.

    Sector deviations are controlled and any changes in regional weights reflect bottom up stock selection decisions. The Fund lowered its overall weight in financials, but this was a result of stock selection decisions.

    The Fund’s strategy remains unchanged. We continue to focus on identifying the most attractive ‘value’ names within each sector, utilizing the proprietary estimates and forecasts generated by our in house team of research analysts.

JNL/JPMorgan MidCap Growth Fund

Sector Weightings*

Information Technology	26.6%
Industrials	18.0
Consumer Discretionary	16.8
Health Care	10.8
Financials	9.3
Energy	5.8
Materials	3.2
Telecommunication Services	0.8
Consumer Staples	0.5
Short Term Investments	8.2

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/JPMorgan MidCap Growth Fund underperformed its benchmark by posting a return of 25.60% for Class A shares compared to 26.38% for the Russell Midcap Growth Index

    For the year, the market’s performance was widespread as every industry sector posted positive returns, led by the more economically sensitive consumer discretionary and industrials sectors. Lagging for the year were defensive utilities, and also health care, where the weight of regulatory concerns proved too great to overcome. Stock selection in producer durables and energy contributed to performance. Stock selection in financial services and technology detracted from performance.

    Among the top contributors was Biovail Corp., a specialty pharmaceutical company, which benefitted from the merger announcement with Valeant Pharmaceuticals. Netflix Inc. reported strong quarterly results with positive subscriber retention from a rapid increase in online streaming utilization. Alternatively, Equinix Inc., a global network data center servicer, detracted after lowering its 2010 revenue guidance due to deeper pricing discounts to existing customers. Thoratec Corp., a manufacturer of mechanical supports for the heart, was also a major detractor following an announcement that a competitor’s experimental heart pump showed favorable results in trials, raising concerns that Thoratec could lose market share.

    Over the year the Fund made some changes to its portfolio. The most significant purchases included holdings in McDonald’s Corp., O’Reilly Automotive, W.W. Grainger Inc., Novo-Nordisk and Union Pacific Corp. The most significant sales included liquidating positions in MasterCard Inc., Visa Inc., Microsoft Corp., Hewlett-Packard and Colgate-Palmolive Co.

    Over the past year, the Fund increased its consumer discretionary and producer durables weightings and decreased those in financial services and consumer staples.

    We continue to have a constructive view on the market and economy as we enter 2011. Gross domestic product (“GDP”) estimates for fourth quarter have risen and 2011 estimates are now being revised upwards. While the average forecast is not calling for robust economic growth, we think it will be enough to continue rebuilding confidence, investments and ultimately job growth.

JNL JPMorgan Funds (continued) J.P. Morgan Investment Management Inc.

JNL/JPMorgan U.S. Government & Quality Bond Fund

Sector Weightings*:

U.S. Government Agency
Mortgage-Backed Securities	55.4%
Government Securities	33.3
Non-U.S. Government Agency ABS	3.5
Financials	0.7
Short Term Investments	7.1

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/JPMorgan U.S. Government & Quality Bond Fund outperformed its benchmark by posting a return of 7.34% for Class A Shares compared to 5.52% for the Barclays Capital U.S. Government Bond Index.

    The Fund’s concentration in agency and non-agency mortgage-backed securities (“MBS”) contributed to performance as the benchmark, composed solely of Treasury and agency securities, trailed throughout the year. Security selection within both sectors also helped drive performance. Asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”) positions continued to perform well over the year as both sectors posted strong returns over Treasuries.

    Sector weightings remained fairly in line with their positioning at the end of 2009. The non-agency MBS position increased marginally over the year, while the agency collateralized mortgage obligation (“CMO”) allocation decreased marginally. Treasury and agency debt allocations were also slightly higher than at the end of 2009.

    Our baseline scenario continues to be that economic growth will remain tepid. However, recent strength in global production surveys suggests there is upside risk to this forecast, despite eurozone sovereign debt concerns. In the U.S., the average work week and hours worked have paused from their recent pace of increase, suggesting significant hurdles remain before employment increases meaningfully. While job growth should improve, the unemployment rate is likely to remain elevated above 9.0% through 2011. We also believe that core inflation will remain at the low end of the Fed comfort zone for the next year.

    The Fed’s asset purchase program is not likely to be conditional on a short period of improved economic data. The Fed’s actions will probably continue to be driven by the employment gap, the inflation gap and inflation expectations. To date, the level of inflation expectations have reacted favorably to Fed purchases while the pace of realized inflation has remained disappointing. Even though consumer spending is showing preliminary signs of picking up, our expectation is that consumption will not be sufficient for the Fed to consider ending its purchase program earlier than planned.

    Stronger economic growth in fourth quarter along with the additional fiscal stimulus from the tax cut extension has caused us to revise upward our GDP forecast for 2011 from 2.5 to 3.5%.

JNL JPMorgan Funds (continued) J.P. Morgan Investment Management Inc.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

Fund of Funds Jackson National Asset Management, LLC

JNL/Franklin Templeton Founding Strategy Fund

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Franklin Templeton Founding Strategy Fund underperformed its benchmarks by posting a return of 10.39% for Class A shares compared to the 15.06% return for the S&P 500 Index and 11.76% for the MSCI World Index. The investment objective of the Fund is capital appreciation. The Fund seeks to achieve its objective by investing approximately equal allocations in the three following Funds: JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton Global Growth Fund and JNL/Franklin Templeton Mutual Shares Fund (“Underlying Funds”). The Underlying Funds performance contributed to the results of the Fund proportionally based on relative value to the Fund throughout the year. For the year ended December 31, 2010, the average daily investment in each Underlying Fund was 34.79% for the JNL/Franklin Templeton Income Fund, 33.00% for the JNL/Franklin Templeton Global Growth Fund and 32.21% for the JNL/Franklin Templeton Mutual Shares Fund. The performance and investment objectives of the Underlying Funds are discussed elsewhere in this report.

JNL/Mellon Capital Management 10 x 10 Fund

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Mellon Capital Management 10 x 10 Fund underperformed its benchmark by posting a return of 16.43% for Class A shares compared to 16.93% for the Russell 3000 Index. The investment objective of the Fund is capital appreciation and income. The Fund seeks to achieve its objective by investing in the following Funds: JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund and JNL/Mellon Capital Management Bond Index Fund (“Underlying Funds”). The Underlying Funds performance contributed to the results of the Fund proportionally based on the relative value to the Fund throughout the year. For the year ended December 31, 2010, the average daily investment in each Underlying Fund was 49.98% for the JNL/Mellon Capital Management JNL 5 Fund, 9.85% for the JNL/Mellon Capital Management S&P 500 Index Fund, 10.40% for the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, 10.29% for the JNL/Mellon Capital Management Small Cap Index Fund, 9.35% for the JNL/Mellon Capital Management International Index Fund and 10.13% for the JNL/Mellon Capital Management Bond Index Fund. The performance and investment objectives of the Underlying Funds are discussed elsewhere in this report.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

Fund of Funds (continued) Jackson National Asset Management, LLC

JNL/Mellon Capital Management Index 5 Fund

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Mellon Capital Management Index 5 Fund underperformed its benchmark by posting a return of 15.78% for Class A shares compared to 16.93% for the Russell 3000 Index. The investment objective of the Fund is capital appreciation. The Fund seeks to achieve its objective by investing in the following Funds: JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund and JNL/Mellon Capital Management Bond Index Fund (“Underlying Funds”). The Underlying Funds performance contributed to the results of the Fund proportionally based on the relative value to the Fund throughout the year. For the year ended December 31, 2010, the average daily investment in each Underlying Fund was 19.69% the JNL/Mellon Capital Management S&P 500 Index Fund, 20.79% for the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, 20.58% for the JNL/Mellon Capital Management Small Cap Index Fund, 18.70% for the JNL/Mellon Capital Management International Index Fund and 20.24% for the JNL/Mellon Capital Management Bond Index Fund. The performance and investment objectives of each underlying Fund are discussed elsewhere in this report.

JNL/S&P 4 Fund

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/S&P 4 Fund underperformed its benchmark by posting a return of 13.79% for Class A shares compared to 15.06% for the S&P 500 Index. The investment objective of the Fund is capital appreciation. The Fund seeks to achieve its objective by investing in the following Funds: JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund and JNL/S&P Total Yield Fund (“Underlying Funds”). The Underlying Funds performance contributed to the results of the Fund proportionally based on the relative value to the Fund throughout the year. For the year ended December 31, 2010, the average daily investment in each Underlying Fund was 24.22% for the JNL/S&P Competitive Advantage Fund, 25.37% for the JNL/S&P Dividend Income & Growth Fund, 25.35% for the JNL/S&P Intrinsic Value Fund and 25.06% for the JNL/S&P Total Yield Fund. The performance and investment objectives of each underlying Fund are discussed elsewhere in this report.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL Lazard Funds Lazard Asset Management, LLC

Market Summary: The U.S. stock market posted robust returns in 2010 as economic growth continued to slowly improve. Although volatile, particularly in the second quarter, the Russell Midcap Index (“Russell Midcap”) gained 25.48% during the year. As 2010 progressed, the U.S. economy was healing, as gross domestic product (“GDP”) improved, many companies reported strong earnings and cash rich balance sheets, manufacturing expanded, exports reverted to levels seen before the financial crisis and retail sales returned to where they were before the recession began in 2007. In November, the U.S. Federal Reserve Board (the “Fed”) announced a second round of quantitative easing, which can be viewed as a means to increase demand and reduce the risk of deflation. In this round of easing, the Fed will purchase approximately $110 billion in short and long term Treasuries per month through the second quarter of 2011. However, concerns about the economy remain, as the unemployment rate continues to stagnate and home prices remain weak.

    News from abroad also affected the market throughout the year, particularly geopolitical concerns about sovereign debt levels in Europe. Both Greece and Ireland agreed to rescue packages from the European Union and the International Monetary Fund (“IMF”); however, the bailouts have not fully stemmed fears of contagion in other eurozone countries. China raised interest rates twice in the fourth quarter, the first rate increases in nearly three years, which dampened investors’ sentiment.

    Each sector in the Russell Midcap rose this year. Consumer discretionary and industrials, which are generally considered cyclicals, posted the largest gains in the Russell Midcap. Utilities and health care, typically seen as more defensive in nature, posted the lowest returns.

    Despite intermittent periods of optimism, followed by concern about global growth, shares in emerging markets experienced a respectable 2010, largely due to the monetary policies of the world’s central banks. For example, the Fed engaged in another phase of quantitative easing towards year end. Considerable market weakness occurred due to fiscal crises in Greece early in the year and Ireland’s economic troubles in December. Although two countries, Hungary and the Czech Republic, finished lower over the year, all other major developing nations’ markets rose and demonstrated considerable strength in many cases. Major rises were witnessed in markets such as Thailand, Chile, Colombia and Peru, despite political strife, earthquakes, and global economic instability. The MSCI Emerging Markets Index increased by 18.88% during the year, as shares in Asia considerably outperformed stocks in Eastern Europe or Latin America.

    Across Asia, excellent performance in information technology aided Taiwanese shares, which recorded strong relative price movements in the region. Pakistani stocks rebounded powerfully following the devastating floods in the third quarter. Thai and Malaysian shares finished sharply higher despite ongoing political disharmony in Thailand and due to the prospect of greater capital markets activity, in the form of possible privatizations, in Malaysia. Indonesian and Philippine equities experienced a continuing period of strong performance. Chinese shares, harmed by concerns over real estate prices and industrial production, performed relatively poorly.

    All Latin American markets witnessed significant rises over the year. Argentinean, Chilean and Peruvian shares were the best performers, helped by strong commodity prices and the aftermath of a debt renegotiation in Argentina. Mexican stocks also rose strongly, helped by the improving U.S. economic outlook. Brazilian shares rose by a more modest amount, held back by the record size of Petroleo Brasileiro SA – Petrobras’ secondary offering and despite the election of Dilma Rousseff as president.

    Mixed performance was registered across most of Eastern Europe, the Middle East and Africa. Share prices rose sharply in South Africa and Russia towards year end as commodity prices rose and investor concerns over changes in the taxation treatment of oil in Russia appeared to dissipate. Despite buoyant economic conditions, Turkish stocks experienced considerable profit taking after a period of impressive performance, due to a weaker lira caused by a reduction in money market rates. Hungarian and Czech equities fell, and Polish shares finished modestly higher over the year as the European fiscal crises negatively impacted conditions.

    All sectors in the MSCI Emerging Markets Index finished the year higher. Consumer discretionary, consumer staples, industrials, health care and materials outperformed the MSCI Emerging Markets Index. Utilities, energy and telecommunication services were the weakest performers over the year.

JNL/Lazard Emerging Markets Fund

Sector Weightings*:

Financials	22.2%
Information Technology	17.6
Materials	15.5
Consumer Staples	10.8
Telecommunication Services	8.8
Industrials	5.1
Consumer Discretionary	5.0
Energy	4.8
Utilities	1.3
Short Term Investments	8.9

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Lazard Emerging Markets Fund outperformed its benchmark by posting a return of 21.91% for Class A shares compared to 18.88% for the MSCI Emerging Markets Index

    The Fund benefited from positive stock selection in 2010. Top contributors during the year included: HTC Corp., a Taiwanese smart phone designer and manufacturer, performed well on the successful introduction of new products; Souza Cruz SA, a Brazilian tobacco company, benefited from strong operating trends; and Kumba Iron Ore Ltd., a South African iron ore producer, rose on sharply higher iron ore prices. In addition, energy and financials added value as well as Brazil. A lower than benchmark exposure to energy and China helped performance while a higher than benchmark exposure to consumer staples also added value.

    In contrast, a lower than benchmark exposure to Malaysia hurt performance. Stock selection within telecommunication services, and within Korea, detracted from returns over the year including Hite Brewery Co. Ltd., a Korean beer producer, which experienced profit taking on expectation of lower volumes and concerns over corporate structure. Finally, shares of Redecard SA, a Brazilian credit card operator, declined on disappointing earnings results.

    Despite recent strength, we continue to be reasonably optimistic about emerging markets, especially in the long term. Very considerable investor inflows and corporate issuance somewhat temper our enthusiasm for the immediate term. Therefore, we believe those with long term objective should maintain an exposure in this asset class, especially in more conservative strategies, and to consider adding on weakness.

JNL Lazard Funds (continued) Lazard Asset Management, LLC

JNL/Lazard Mid Cap Equity Fund

Sector Weightings*:
Consumer Discretionary	15.2%
Financials	14.4
Industrials	13.4
Information Technology	13.1
Energy	10.1
Materials	8.3
Consumer Staples	8.0
Health Care	7.1
Utilities	4.3
Short Term Investments	6.1

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Lazard Mid Cap Equity Fund underperformed its benchmark by posting a return of 23.07% for Class A shares compared to 25.48% for the Russell Mid-Cap® Index

    Stock selection in materials contributed to performance. Shares of Cliffs Natural Resources

Inc. (“Cliffs”), a coal and iron ore mining company, increased on the back of strong commodity process. Additionally, Cliffs benefited from a strong balance sheet and attractive free cash flow. Stock selection in financials also helped returns. Shares of Ameriprise Financial Inc., a leading financial planning and services firm, gained as the company integrated its acquisition of Columbia Asset Management LLC and margins increased in all divisions. We believe that while the company’s profitability has improved, it still has the ability to further increase. In contrast, stock selection in health care detracted from performance. Shares of Zimmer Holdings Inc. (“Zimmer”), one of the leading players in the orthopedic space, fell on softening demand as persistently high unemployment forced those without medical coverage to delay procedures. However, Zimmer has a strong product portfolio with well known brands in an industry with high barriers to entry. Stock selection in consumer staples also hurt returns. Ralcorp Holdings Inc. (“Ralcorp”), the largest private label food company in the United States, lagged other consumer staples names on market worries about input cost inflation and the heavier than expected discounting of branded labels. However, we believe that Ralcorp’s profitability will improve as the structural growth of private label industry and pricing trends continue to improve.

    As uncertainty regarding the outlook has decreased through 2010 and as investors have begun to reengage riskier assets such as equities, we see hope for continued good news. We believe the combination of improved visibility, fiscal stimulus, and monetary stimulus is likely to lead to meaningful economic growth in the U.S. in 2011, with potential for strength to be sustained into 2012. While we see strength in aggregate indicators, we expect substantial differentiation in performance amongst and within asset classes and different sectors.

JNL/Lazard Emerging Markets Fund (Class A)

$20,000
15,000
10,000
5,000
12/05
12/06
12/07
12/08
12/09
12/10
JNL/Lazard Emerging Markets Fund - $15,150
MSCI Emerging Markets Index - $15,143

Average Annual Total Returns for Class A Shares	
1 Year	21.91%
Since Inception	9.31%
(Inception date May 1, 2006)	

Average Annual Total Returns for Class B Shares	
1 Year	22.24%
Since Inception	9.53%
(Inception date May 1, 2006)	

JNL/Lazard Mid Cap Equity Fund (Class A)

$25,000
20,000
15,000
10,000
5,000
12/00
12/01
12/02
12/03
12/04
12/05
12/06
12/07
12/08
12/09
12/10
JNL/Lazard Mid Cap Equity Fund - $19,918
Russell MidCap Index - $18,844

Average Annual Total Returns for Class A Shares	
1 Year	23.07%
5 Year	3.20%
10 Year	7.13%

Average Annual Total Returns for Class B Shares	
1 Year	23.24%
5 Year	3.26%
Since Inception	5.85%
(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL M&G Funds
M&G Investment Management Limited

Market Summary: The first half of 2010 was volatile, as investors’ concerns over the euro area sovereign risks led to periods of sharp falls in equity prices, followed by strong rallies. Government debt troubles in Greece escalated during the second quarter, culminating in a $1.2 trillion rescue package from the European Union and the International Monetary Fund in May. How-ever, the improved sentiment towards the peripheral eurozone was short lived and yields on sovereign debt from Ireland, Spain, Portugal and Italy continued to rise. The summer months were characterized by risk aversion as fears mounted that the worldwide economic recovery was losing steam.

This was based on U.S. data showing higher than expected new jobless claims and concerns over a slowdown in China. However, equities broke out of this lull to perform well in the second half of the year thanks to more robust economic figures from the U.S. and the announcement that the U.S. Federal Reserve would restart quantitative easing by purchasing assets worth $600 billion. In addition, quarterly earnings from many companies came out in line or above consensus estimates. Equities rallied towards the year end on the back of heightened recovery expectations, with investors less worried about the eurozone contagion risk and a double dip recession.

JNL/M&G Global Basics Fund

Sector Weightings*:

Materials	32.8%
Consumer Staples	19.1
Industrials	16.0
Energy	7.9
Consumer Discretionary	7.9
Health Care	2.9
Financials	2.6
Short Term Investments	10.8

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/M&G Global Basics Fund outperformed its benchmark by posting a return of 23.19% for Class A shares compared to 12.73% for the FTSE World Index.

The Fund performed well versus its bench-mark during a rollercoaster 12 months characterised by sharp falls and significant gains in global equity markets.

Against this backdrop, stock selection and sector positioning were both positive. Exposure to a number of stocks in the materials and consumer goods – areas where the Fund is significantly overweight – added value. In particular, the rising price of many commodities, including gold, silver, nickel and copper, contributed to the excellent return from miners. These included Australian mineral sands producer Iluka Resources Ltd. and UK listed silver and gold firm Hochschild Mining Plc (“Hochschild Mining”), a new addition during the year.

Gold and precious metals producers were a key focus of Fund management’s investment activity during the year, although the Fund’s gold weighting remains relatively small. Aside from Hochschild Mining, a position in Canadian company Centerra Gold Inc. was also initiated. These are value creating businesses that Fund management believes can produce profitable returns and sustainable production growth over the longer term, irrespective of volatility in the price of gold. Outside raw materials, Fund management in-vested in a number of other new ideas, including U.S. businesses Fluor Corp., a globally diversified construction firm, and agricultural producer Monsanto Co. The Fund also invested in Boral Ltd., an Australian company that produces bricks, concrete and other building supplies. These are companies that Fund management believes are well positioned to benefit from increasing demand for their goods or services, particularly in less developed parts of the world. Furthermore, they help to illustrate the variety of “global basic” stocks that Fund management believes can add value to the Fund’s performance.

By investing in companies such as these, Fund management believes that the Fund can continue to reap the rewards from an ongoing multi generational shift in economic power from the more developed “West” to faster growing emerging markets in the “East”.

JNL/M&G Global Leaders Fund

Sector Weightings*:

Information Technology	22.0%
Financials	17.2
Industrials	16.4
Energy	9.1
Materials	7.7
Consumer Staples	7.6
Health Care	7.3
Consumer Discretionary	4.2
Telecommunication Services	3.9
Utilities	1.2
Short Term Investments	3.4

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/M&G Global Leaders Fund outperformed its bench-mark by posting a return of 13.13% for Class A shares compared to 12.73% for the FTSE World Index.

The Fund’s outperformance was driven by good stock picking, especially within U.S. companies and oil & gas producers, where holdings in Mariner Energy Inc. (“Mariner”) and Forest Oil Corp. added value. They performed well thanks to strong production and firmer oil prices. Shares in Mariner also benefited from news that the company would be taken over by rival Apache Corp. An overweight position in industrial goods & services was also helpful with shares in U.S. specialty steel product maker, Timken Co., rising due to a rebound in the automobile industry, one of the company’s main markets.

Conversely, stock selection within personal goods disappointed with a stake in U.S. clothing retailer The Jones Group Inc. detracting on the back of lower than expected results. U.S. tax preparation business H&R Block Inc. (“H&R Block”) came under pressure because of the resignation of its CEO while the company also continued to face difficulties posed by the persistently high U.S. unemployment rate. Both positions were closed.

During the year, Fund management established stakes in U.S. bank Citigroup Inc. (“Citigroup”) and life insurer Principal Financial Group Inc. (“Principal”), which reduced the Fund’s underweight in financials. Fund management expects Citigroup to experience higher returns due to the ongoing reorganization, which includes shedding noncore assets, while Principal should benefit from its market leading position in bundled retirement plans. The Fund’s overweight in technology was further increased through investments in Hong Kong based China Communications Services Corp. Ltd. and U.S. listed QUALCOMM Inc. On the other hand, the Fund’s overweight in retailers was decreased by closing positions in above mentioned H&R Block, U.S. home improvement chain Home Depot Inc. and French supermarket operator Carrefour SA.

As confidence continues to return to stock markets, Fund management believes that the economic recovery is beginning to take on a self re-enforcing footing. While Fund management is conscious that risks remain, including a negative economic shock that could see a repeat of the risk aversion, Fund management considers this unlikely. As a result, microeconomic considerations should become more significant and thereby support the current downward trend in stock correlations. Ultimately Fund management believes that successful stock picking will be the key driver of returns and remains committed to a disciplined investment process focused on return on capital.

JNL M&G Funds (continued)
M&G Investment Management Limited

JNL/M&G Global Basics Fund (Class A)

$16,000
14,000
12,000
10,000
8,000
6,000
JNL/M&G Global Basics Fund - $15,235
FTSE World Index - $13,067
12/07
12/08
12/09
12/10

Average Annual Total Returns for Class A Shares	
1 Year	23.19%
Since Inception	20.72%
(Inception date October 6, 2008)	

Average Annual Total Returns for Class B Shares	
1 Year	23.37%
Since Inception	20.98%
(Inception date October 6, 2008)	

JNL/M&G Global Leaders Fund (Class A)

$14,000
12,000
10,000
8,000
6,000
JNL/M&G Global Leaders Fund - $12,993
FTSE World Index - $13,067
12/07
12/08
12/09
12/10

Average Annual Total Returns for Class A Shares	
1 Year	13.13%
Since Inception	12.43%
(Inception date October 6, 2008)	

Average Annual Total Returns for Class B Shares	
1 Year	13.36%
Since Inception	12.65%
(Inception date October 6, 2008)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL Mellon Capital Management Funds
Mellon Capital Management Corporation

Market Summary: On the heels of a strong fourth quarter, U.S. stocks finished 2010 with double digit returns for the second consecutive year. Stock prices benefited from optimism that economic growth will accelerate and bolster already strong corporate earnings and from the U.S Federal Reserve’s (“Fed”) decision to initiate a second round of quantitative easing. The S&P 500 Index rose 10.8% in the fourth quarter, and 15.1% for 2010. Small-cap stocks outperformed all capitalization sectors during 2010, as the Russell 2000 Index gained 26.9% during 2010, while growth stocks outperformed value. Consumer discretionary and industrials were the best performing sectors in

International markets also gained during 2010, though there was wide dispersion among developed country markets due to euro area sovereign debt concerns and the performance of the U.S. dollar. The U.S. dollar ex-perienced significant volatility during 2010, strengthening when investors searched for safe havens during the euro area sovereign problems and fall-

ing when investors set concerns aside and focused on economic growth. The MSCI EAFE Index returned 7.8% for 2010 in USD terms and 4.8% on a local basis. Outperformers on a local basis included Denmark (40.0%) and Sweden (25.9%). Greece (-41.0%), Spain (-16.5%) and Ireland (-12.4%) underperformed.

Despite a challenging fourth quarter, U.S. fixed income markets produced another solid year of performance. The Fed implemented another round of quantitative easing late in the year to keep interest rates low and stimulate the economy. However, investors sold Treasuries on concerns that adding more liquidity could prove inflationary, causing the 10-year Treasury yield to go from a 12-month low of 2.4% in October to 3.5% in mid December. The yield of the bellwether 10-year Treasury note fell for the entire year, from 3.9% to 3.3% at year end. The Barclays Capital U.S. Aggregate Bond Index gained 6.5% percent for 2010.

JNL/Mellon Capital Management European 30 Fund

Sector Weightings*:

Health Care	25.7%
Financials	17.4
Telecommunication Services	12.7
Utilities	10.9
Energy	9.1
Industrials	7.9
Consumer Discretionary	6.1
Materials	4.0
Consumer Staples	3.5
Investment Companies	1.7
Short Term Investments	1.0

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Mellon Capital Management European 30 Fund under-

performed its benchmark by posting a return of 2.13% for Class A shares compared to 3.88% for the MSCI Europe Index.

Companies that contributed to the Fund’s performance included: Societe BIC SA, a manufacturer of pens, pencils, lighters, shavers, and correcting fluid, gained as the company’s net sales for nine months were up 7.2% and earnings per share were up 33.9% compared to a year ago. Hannover Rueckversicherung AG (“Hannover”), Germany’s second largest reinsurer, gained during the year as Enstar Group Ltd., a Bermuda based insurance management provider, agreed to buy Clarendon National Insurance Co. from Hannover for $200 million.

Companies that detracted from the Fund’s performance included: Roche Holding AG, developer and manufacturer of pharmaceutical and diagnostic products, slipped in its market position this year after a U.S. advisory panel urged authorities in July to revoke its label in advanced breast cancer treatment. Sales at the company were also hit by a sharp fall in demand for the influenza vaccination after last year’s swine flu pandemic abated. RWE AG (“RWE”), which generates, distributes, and trades electricity to municipal, industrial, commercial, and residential customers, lost as German prosecutors searched RWE in a raid of 230 offices and homes to investigate 180 million euros ($238 million) of tax evasion linked to emissions trading. In addition, the company is poised to cut dividends and in-vestment because proposed taxes on nuclear reactors will erode utilities’ profits.

JNL/Mellon Capital Management Pacific Rim 30 Fund

Sector Weightings*:
Utilities	19.2%
Telecommunication Services	18.1
Consumer Staples	15.6
Financials	12.4
Industrials	10.5
Health Care	8.5
Consumer Discretionary	5.3
Investment Companies	3.3
Materials	3.1
Short Term Investments	4.0

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Mellon Capital Management Pacific Rim 30 Fund under performed its benchmark by posting a return of 12.89% for Class A shares compared to 15.92% for the MSCI Pacific Index.

Companies that contributed to the Fund’s performance included: Hong Kong Aircraft Engineering Co. Ltd. (“HAECO”), Hong Kong’s largest aircraft service company maintaining and over-hauling commercial aircrafts, gained as travel demand rebounded and Swire Pacific Ltd offered HK$9.4 billion ($1.2 billion) to acquire the remaining shares of HAECO. CLP Holdings Ltd., Hong Kong’s largest power producer, gained amidst plans to bid for large coal fired plants in India and to sell shares in its local unit to fund projects to help reduce blackouts in the second most populous nation.

Companies that detracted from the Fund’s

performance included: Suzuken Co., Ltd., a subsidiary of Medca Japan Co. Ltd. which whole-sales and manufactures pharmaceutical products mainly to hospitals and practitioners, lost due to a reduction in the national health insurance drug price standard implemented in April 2010 and policies such as encouraging the use of generic pharmaceutical products to control medical expenses. Esprit Holdings Ltd., a worldwide clothier operating primarily in Europe, Asia Pacific and North America, lost because weaker consumer spending amidst a fragile economic recovery and rising unemployment drove sales down. The stock also fell when the company’s former chair-man, Michael Ying, sold his stake in the company in March.

JNL Mellon Capital Management Funds (continued)
Mellon Capital Management Corporation

JNL/Mellon Capital Management S&P 500 Index Fund

Sector Weightings*:
Information Technology	18.4%
Financials	15.5
Energy	11.7
Industrials	10.7
Health Care	10.6
Consumer Staples	10.4
Consumer Discretionary	10.4
Materials	3.7
Utilities	3.2
Telecommunication Services	3.0
Diversified	0.1
Short Term Investments	2.3

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Mellon

Capital Management S&P 500 Index Fund under-performed its benchmark by posting a return of 14.44% for Class A shares compared to 15.06% for the S&P 500 Index. Fund performance tends to differ from that of the benchmark due to the Fund’s operating and management expenses.

The Fund is an index fund. As such, its port-folio manager is not selecting specific stocks to own, but is trying to match the Fund’s overall stock weightings and characteristics to the S&P 500 Index stock weightings, while minimizing transaction costs.

Companies that contributed to the Fund’s performance included: Cummins Inc., a leading manufacturer of diesel and natural gas engines, gained as a result of the company’s solid position in global markets, especially Latin American and Asia, and amidst reports of improving earnings and plans to add more workers. Wynn Resorts Ltd., engaged in the development, ownership, and operation of destination casino resorts and an industry leader, gained as a result of a re-bound in Las Vegas and as gambling revenue in the Chinese territory soared.

Companies that detracted from the Fund’s performance included: H&R Block Inc, the biggest U.S. tax preparation firm, fell as the CEO quit and the company lost its financial ability to provide customers with refund loans in 2011. Dean Foods Co., a food and beverage company in the U.S., was down as a result of rising commodity prices and a decline in consumer spending, especially as shoppers opted for cheaper store brands instead of the company’s premium brands.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund

Sector Weightings*:
Financials	18.2%
Industrials	15.0
Information Technology	14.5
Consumer Discretionary	13.2
Health Care	10.3
Materials	6.3
Energy	5.5
Utilities	5.4
Consumer Staples	3.3
Telecommunication Services	0.7
Short Term Investments	7.6

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund underperformed its benchmark by posting a return of 25.83% for Class A shares compared to 26.64%% for the S&P MidCap 400 Index. Fund performance tends to differ from that of the benchmark due to the Fund’s operating and management expenses.

The Fund is an index fund. As such, its port-folio manager is not selecting specific stocks to own, but is trying to match the Fund’s overall stock weightings and characteristics to the S&P 400 MidCap Index stock weightings, while minimizing transaction costs.

Companies that contributed to the Fund’s performance included: Atmel Corp., engaged in semiconductor integrated circuit products and capacitive touch solutions, was up as the company posted accelerated sales growth resulting from increased demand for chips to power wildly popular touch screens and other computer gear. Chipotle Mexican Grill Inc., engaged in the devel-

opment and operation of fast-casual, fresh Mexican food restaurants in the U.S. and Canada, gained as the recovering economy led to a rally in restaurant stocks. The company experienced accelerated sales growth and increased earnings as higher traffic led to gains in same store sales.

Companies that detracted from the Fund’s performance included: Navigant Consulting Inc., a specialty consulting firm with dispute, investigative, business and economic consulting services, declined as the recession weighing heavily on the consulting industry and when the company posted adjusted earnings missing analyst’s expectations. Comstock Resources Inc., engaged in the acquisition, development, production and exploration of oil and gas properties in the U.S., declined amid struggles to reach their production targets because of the mismanagement of its supply of equipment and drilling teams.

JNL/Mellon Capital Management Small Cap Index Fund

Sector Weightings*:
Financials	18.0%
Information Technology	16.3
Industrials	13.9
Consumer Discretionary	12.2
Health Care	10.8
Energy	5.6
Materials	5.0
Utilities	2.6
Consumer Staples	2.6
Telecommunication Services	0.8
Warrants	0.0
Short Term Investments	12.2

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Mellon Capital Management Small Cap Index Fund underperformed its benchmark by posting a re-

turn of 26.32% for Class A shares compared to 26.86% for the Russell 2000 Index. Fund performance tends to differ from that of the benchmark due to the Fund’s operating and management expenses.

The Fund is an index fund. As such, its port-folio manager is not selecting specific stocks to own, but is trying to match the Fund’s overall stock weightings and characteristics to the Russell 2000 Index stock weightings, while minimizing transaction costs.

Companies that contributed to the Fund’s performance included: Acme Packet Inc., owning a 62% share of the market for session border controllers (“SBCs”) that enable interactive communications and data services across Internet protocol (“IP”) network borders worldwide, gained as a result of the fast growing market and a widening use of IP networks which are increasingly taking the place of traditional telephone networks and being used to enable mobile technologies. Entropic Communications Inc. engaged in the de-sign, development, and marketing of systems solutions to enable connected home entertainment, rose in line with the increasing consumer demand for consistently cost effective and high performing video delivery technology.

Companies that detracted from the Fund’s performance included: Affymax Inc., a biopharmaceutical company engaged in the development of drugs for the treatment of serious and life threatening conditions, declined as a result of disappointing clinical results and a negative legal ruling on certain patents associated with the company’s experimental drug to treat anemia. First Bancorp Inc., provider of financial services and products in Puerto Rico, the U.S., and the British Virgin Islands, lost as problem loans mounted and the company continued to report quarterly losses and missed dividends.

JNL Mellon Capital Management Funds (continued)
Mellon Capital Management Corporation

JNL/Mellon Capital Management International Index Fund

Sector Weightings*:
Financials	22.0%
Industrials	11.7
Materials	10.6
Consumer Discretionary	9.7
Consumer Staples	9.3
Health Care	7.5
Energy	7.3
Telecommunication Services	5.0
Utilities	4.7
Information Technology	4.6
Short Term Investments	7.6

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Mellon Capital Management International Index Fund underperformed its benchmark by posting a return of 6.81% for Class A shares compared to 7.75% for the MSCI EAFE Index. Fund performance tends to differ from that of the benchmark due to the Fund’s operating and management expenses.

    The Fund is an index fund. As such, its port-folio manager is not selecting specific stocks to own, but is trying to match the Fund’s overall stock weightings and characteristics to the MSCI EAFE Index stock weightings, while minimizing transaction costs.

    Companies that contributed to the Fund’s performance included: Orient Overseas International Ltd., a Hong Kong based company that owns and leases container ships, terminals and trans-port logistics, gained as investor sentiment in the global economy and international trade continued to improve. Third quarter revenue grew by 65.5% over the previous year due to increases in ton-

nage and pricing power. Isuzu Motors Ltd., a Japan based manufacturing company that primarily produces commercial vehicles, gained as a significant rebound in earnings surprised analysts in early 2010. The company quickly emerged from the recession and raised guidance and forecasts.

    Companies that detracted from the Fund’s performance included: The National Bank of Greece SA, a Greece based bank that offers a range of financial services, fell as Greek debt woes and concern over further contagion within the eurozone weighed on investor sentiment. Senshu Ikeda Holdings Inc., a holding company that owns and operates The Bank of Ikeda and The Senshu Bank, fell as the company lowered guidance and posted poor earnings as a result of credit related costs, a reversal of deferred assets and uncollectible receivables from a large credit line.

JNL/Mellon Capital Management Bond Index Fund

Sector Weightings*:
Government Securities	39.5%
U.S. Government Agency
Mortgage-Backed Securities	30.0
Financials	8.7
Non-U.S. Government Agency
Asset-Backed Securities	2.6
Energy	1.8
Consumer Discretionary	1.4
Utilities	1.4
Consumer Staples	1.2
Telecommunication Services	1.2
Health Care	1.1
Industrials	1.1
Materials	1.0
Information Technology	0.7
Short Term Investments	8.3

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Mellon Capital Management Bond Index Fund under-performed its benchmark by posting a return of 5.87% for Class A shares compared to 6.54% for the Barclays Capital U.S. Aggregate Bond Index. Fund performance tends to differ from that of the benchmark due to the Fund’s operating and management expenses.

The Fund is an index fund. As such, its portfolio manager is not selecting specific securities to own, but is trying to match the Fund’s overall weightings and characteristics to the Barclays Capital U.S. Aggregate Bond Index weightings, while minimizing transaction costs.

The investment objective of the Fund is to match the performance of its benchmark. The Fund is constructed utilizing a combination of stratified sampling, characteristics matching, and replication in order to match the key performance driving characteristics of its benchmark.

The performance difference to its benchmark was driven largely by the heavy inflows into the Fund during the year. The Fund grew in assets under management by close to $500 million, finishing the year at slightly over $1.3 billion under management. The inflows generated 9 bps in transaction costs, which detracted from the Fund’s performance. The Fund also had to contest with continued volatility in the fixed income markets in 2010, driven largely by a combination of the European debt crisis and the continued concerns with the U.S. economy. The volatility helped drive Treasury yields lower which also drove the spread tightening across the fixed income sectors throughout the year. The credit sector for example, returned 8.47% for the year, due both to a tightening in treasury yields and corporations holding record cash balances and strong balance sheets.

JNL/Mellon Capital Management Global Alpha Fund

Sector Weightings*:
Short Term Investments**	100.0%
Total Investments	100.0%
*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Mellon Capital Management Global Alpha Fund out-performed its benchmark by posting a return of 6.00% for Class A shares compared to 0.12% for the Citigroup 1-Month Treasury Bill Index.

    For 2010, the currency and bond allocation component strategies were the main alpha drivers. In the currency component, overweights to the Swedish krona, Swiss franc, and the Australian dollar were the largest alpha producers. Both the Swedish krona and Australian dollar outperformed the U.S. dollar after expectations for more favorable economic climates in the global economy prompted investors to favor commodity and growth linked currencies, while interest rate hikes by the respective central banks also had positive impact on the currencies. The Swiss franc was another strong performer against the U.S. dollar after benefiting from its safe haven status as the euro tumbled due to sovereign concerns in the peripheral euro area countries. In the bond al-location component, an overweight to the U.S. and the Fund’s position in Japan were the largest alpha contributors. U.S. bonds outperformed for much of the year on flight to quality buying. The Fund’s positioning in Japanese bonds changed with the opportunities. The Fund held an under-weight during much of the year when Japanese bonds underperformed due to concerns about increasing supply and further quantitative easing.

The Fund was also able to capitalize on the rap-idly changing fundamentals by shifting its Japanese bond allocation which contributed alpha. Finally, the equity allocation component added modest alpha. An overweight to the UK and an underweight to Japan were the alpha drivers, while overweights to France and Spain detracted.

For the Fund’s strategy, we employ exchange traded stock and bond futures, which have the full backing of the respective exchange. We also employ over the counter (“OTC”) currency forwards to obtain long/short currency positions. Currency forward contracts are the most liquid and flexible means of obtaining currency exposure because of their customizable contract sizes and maturity dates. We employ derivatives because they have much lower trading costs.

** In general, the Fund uses derivatives as direct substitutites for investment in developed market stock indices, government bonds and currencies. Please refer to the Notes to the Schedules of Investments for the Fund’s derivative investments.

JNL Mellon Capital Management Funds (continued)
Mellon Capital Management Corporation

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL Mellon Capital Management Funds (continued)
Mellon Capital Management Corporation

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL Mellon Capital Management Funds (continued)
Mellon Capital Management Corporation

JNL/Mellon Capital Management Bond Index Fund (Class A)

$18,000
15,000
12,000
9,000
JNL/Mellon Capital Management Bond Index Fund - $15,109
Barclays Capital U.S. Aggregate Bond Index - $16,037
12/01
12/02
12/03
12/04
12/05
12/06
12/07
12/08
12/09
12/10

Average Annual Total Returns for Class A Shares	
1 Year	5.87%
5 Year	5.07%
Since Inception	4.71%
(Inception date January 15, 2002)	

Average Annual Total Returns for Class B Shares	
1 Year	6.14%
5 Year	5.30%
Since Inception	4.37%
(Inception date March 5, 2004)	

JNL/Mellon Capital Management Global Alpha Fund (Class A)

$10,500
10,000
9,500
JNL/Mellon Capital Management Global Alpha Fund - $10,472
Citigroup 1-Month Treasury Bill Index - $10,014
12/08
12/09
12/10

Average Annual Total Returns for Class A Shares	
1 Year	6.00%
Since Inception	3.74%
(Inception date September 28, 2009)	

Average Annual Total Returns for Class B Shares	
1 Year	6.09%
Since Inception	3.90%
(Inception date September 28, 2009)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL Oppenheimer Fund OppenheimerFunds, Inc.

Market Summary: During the year, events on the global economic scale unfolded much as expected. There was a two speed recovery, with slow, subpar growth in the developed world and continued rapid growth in the emerging economies. We believe this is likely to persist for some time.

Growth rates in developed economies were hampered by efforts to significantly reduce heavy debt burdens as a result of years of overuse of leverage by both consumers and governments. Consumer debt in the U.S. generally continued to fall. Unemployment figures remained stubbornly high and housing markets in many economies, most significantly in the U. S., continued to struggle. Understandably, consumer confidence remained low. To add to the tumult, the eurozone’s debt crisis sent markets sharply lower over the spring and summer.

In contrast, emerging markets continued to witness very strong growth during the year. Indeed, growth was so strong that monetary policy tightened in order to rein in growth to sustainable levels and to keep a lid on inflation. High inflation, particularly in food prices, can put great pressure on economic, political and market stability in developing nations.

JNL/Oppenheimer Global Growth Fund

Sector Weightings*:
Information Technology	27.0%
Consumer Discretionary	16.6
Financials	14.7
Industrials	13.5
Consumer Staples	7.9
Health Care	6.9
Energy	3.5
Telecommunication Services	2.1
Utilities	0.8
Materials	0.6
Short Term Investments	6.4

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Oppenheimer Global Growth Fund outperformed its benchmark by posting a return of 15.38% for Class A shares compared to 11.76% for the MSCI World Index.

The Fund’s bottom up approach of investing led to overweight positions in information technology and consumer discretionary, where we have consistently found the most companies that have the potential to grow faster over the long term compared to the overall market. These two sectors were the top two positive contributors to performance this year. Within information technology, the largest contributors were U.S. based companies, Intuit, Inc., Altera Corp. and Juniper Networks Inc.; the Indian business software and outsourcing giant Infosys Technologies Ltd.; and Swedish telecommunications giant, Telefonaktiebolaget LM Ericsson (“Ericsson”). In consumer discretionary, the greatest contributors to performance included French luxury goods group LVMH Moet Hennessy Louis Vuitton SA; cruise and vacation company Carnival Corp.; German automobile manufacturer Bayerische Motoren Werke AG (“BMW”); Spanish company Inditex SA, which is known worldwide for its Zara brand; and the Italian footwear manufacturer Tod’s SpA.

On the negative side, the greatest detractor from performance during the year was materials, where the Fund’s underweight position in the sector hurt performance. Despite the recent run up in some commodity prices, we do not foresee overall prices continuing to rise and, as a consequence, believe most materials stocks to be over-valued. We currently plan to remain underweight this sector. Energy also provided negative results due to investments in Transocean Ltd. (“Trans-ocean”) and Total SA.

At the country level, the U. S. was the strongest performer for the Fund closely followed by Germany. As a result of its exposure to BMW and electronics and electrical engineering company Siemens AG, the Fund outperformed its bench-mark. The Fund’s exposure to Sweden outper-formed with contributions from Ericsson and Assa Abloy AB. Switzerland was the greatest detractor to Fund performance because of poor showings by Credit Suisse Group AG and Transocean.

We believe the Fund is very well positioned at year end, and also believe our long term, thematic based investment process is well suited in the current environment. In our opinion, growth companies will become more valuable in a world where growth is a scarce commodity. We anticipate overall growth, particularly in the developed world, will continue to be subpar in the near term. We do not attempt to double guess the short term, but we are very confident in regard to the long term. Valuations are low by historic standards, particularly when measured against bonds. We are optimistic about the Fund’s holdings given present equity valuations.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL PAM Funds Prudential** Asset Management (Singapore) Limited

Market Summary: The stock markets of Asia ex-Japan climbed sharply for a second consecutive year in 2010 following the global financial crisis of 2008. Generally upbeat perceptions of the U.S. and Chinese economies offset concern about Europe’s debt problems and lifted the region higher in 2010.

The China and India markets posted smaller price gains after their strong rebound in 2009. Both posted steady economic growth where consumption remained strong. Containing price rises and normalizing interest rate were key issues for both markets in 2010. The Reserve Bank of India raised the policy rate six times, totaling 150 basis points (“bps”), while the Chinese government was under pressure to revalue the Chinese yuan to reflect its economic fundamentals and as a result, the People Bank of China upped its lending rate twice, a total of 50 bps.

JNL/PAM Asia ex-Japan Fund

Sector Weightings*:
Financials	30.0%
Information Technology	19.5
Industrials	13.0
Energy	8.4
Materials	8.0
Telecommunication Services	6.4
Consumer Staples	3.2
Utilities	2.9
Consumer Discretionary	2.5
Health Care	1.7
Rights	0.0
Warrants	0.0
Short Term Investments	4.4

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/PAM Asia ex-Japan Fund underperformed its bench-mark by posting a return of 19.40% for Class A shares compared with 19.62% for the MSCI Asia ex-Japan Index.

Stock selection in financial, energy and consumer discretionary and asset allocation to energy contributed to the Fund’s performance. Stock selection in materials and utilities and a large cash position hurt the Fund. Among markets, China and Singapore were big contributors to Fund performance. Korea and Hong Kong re-strained the Fund.

AAC Acoustic Technologies Holdings Inc. (“AAC”) and Metropolitan Bank & Trust Co. (“Metro Bank”) were among the larger contributors to the Fund’s performance. Each stock outperformed its domestic market as well as the regional benchmark. We expect Hong Kong listed AAC, a maker of telephone components, to benefit from rising demand for smart phones and tablet computers. In the Philippines, shares in Metro Bank, a commercial bank with a successful and expanding retail business, re-rated to well above long term valuations, in line with those of the banking sector.

In contrast, Shanda Games Ltd. (“Shanda”) and Sino-Ocean Land Holdings Ltd. (“Sino-Ocean”) were among the larger detractors from the Fund’s performance. Each underperformed its domestic market as well as the regional bench-mark. Shanda is a leading distributor in China of online games. Investors punished the stock as consumers turned a cold shoulder to Shanda’s existing line up of games, hurting earnings. We like the company’s position in the industry and believe that Shanda’s new product line will do well. Sino-Ocean is a real estate company active in Beijing. The stock price declined as China’s government worked to cool an overheated property market. Sino-Ocean, however, has held a leading market share of all the space sold in Beijing since 2004. For these reasons, the Fund continues to hold these securities despite the temporary set-backs.

Among its larger transactions the Fund established new positions in Hyundai Engineering & Construction Co. Ltd. (“Hyundai Engineering”) and Korea Exchange Bank. A stake in Hutchison Whampoa Ltd. (“Hutchison Whampoa”) was also raised. Hyundai Engineering was purchased when the share price was weak. The company is active in petrochemical and refinery work in the Middle East and, in our view, has limited expo-sure to Korea’s weak market in residential property. We believe the assets of Korea Exchange Bank are among the best in that country’s banking industry. Hutchison Whampoa is a Hong Kong conglomerate active globally in ports, telecommunications and real estate.

At year end, China and India were the Fund’s top weighted markets. The Funds sector weights were close to benchmark. The Fund’s top positive bets included Samsung Fire & Marine Insurance Co. Ltd., Hutchison Whampoa and Shinsegae Co. Ltd. We believe Asia ex-Japan economic growth will exceed that of the world’s developed markets in the coming few years, led by China and India.

JNL/PAM China-India Fund

Sector Weightings*:
Financials	30.2%
Energy	14.6
Information Technology	11.7
Materials	9.3
Consumer Discretionary	8.5
Industrials	4.7
Telecommunication Services	4.6
Health Care	2.8
Consumer Staples	2.8
Utilities	1.5
Short Term Investments	9.3

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/PAM China-India Fund outperformed one of its bench-marks by posting a return of 16.93% for Class A Shares, compared to 4.63% for the MSCI

China Index. The Fund underperformed its other benchmark, the MSCI India Index, which returned 20.95%.

Stock selection accounted for the bulk of the excess return. Axis Bank Ltd. (“Axis Bank”) was one of the top contributors to the Fund’s outperformance. Strong earnings expectations boosted AXIS Bank share price. The lack of exposure to China Life Insurance Co. Ltd, which underperformed the market, also lifted the Fund’s overall performance. Robust property sales, de-spite stricter rules, led to Evergrande Real Estate Group Ltd.’s price rise.

The Fund’s position in China Zhongwang Holdings Ltd. (“China Zhongwang”) and BYD Co. Ltd. (“BYD”) hurt performance. Share price of China Zhongwang weakened on fears of a new competitor entering into its market domain. BYD share price fell on slower than expected sell-through of its auto products. However, the inventory issue resulting from the slower than expected sell-through has since improved. Lack of exposure to certain companies held by the Fund’s benchmark, such as, Tata Consultancy Services and Housing Development Finance Corporation Ltd. also detracted performance.

The Fund exited from Maruti Suzuk India Ltd., GVK Power & Infrastructure Ltd., IVRCL Infra-structures & Projects Ltd., Li Ning Co. Ltd., Bharat Petroleum Corp. Ltd., Tata Steel Ltd., Bharti Airtel Ltd. and China Resources Land Ltd. New names added included Mahindra & Mahindra Financial Services Ltd., a subsidiary of Mahindra & Mahindra Ltd. (“Mahindra & Mahindra”), Evergrande Real Estate Group Ltd., Oil & Natural Gas Corp. Ltd., Tata Motors Ltd., Xingda International Holdings Ltd., Bharat Heavy Electricals Ltd., Mundra Port and Special Economic Zone Ltd. and Mahindra & Mahindra.

**Prudential Asset Management (Singapore) Limited is an indirect, wholly-owned subsidiary of Prudential Plc, a publicly traded company incorporated in the United Kingdom. Prudential Plc is not affiliated in any manner with Prudential Finance Inc., a company who principal place of business is in the United States of America.

JNL PAM Funds (continued)
Prudential** Asset Management (Singapore) Limited

JNL/PAM Asia ex-Japan Fund (Class A)

$10,000
8,000
6,000
4,000
12/07
12/08
12/09
12/10
JNL/PAM Asia ex-Japan Fund - $9,905
MSCI Asia ex-Japan Index - $9,741

Average Annual Total Returns for Class A Shares	
1 Year	19.40%
Since Inception	-0.31%

(Inception date December 3, 2007)

Average Annual Total Returns for Class B Shares	
1 Year	19.59%
Since Inception	-0.11%

(Inception date December 3, 2007)

JNL/PAM China-India Fund (Class A)

$12,000
10,000
8,000
6,000
4,000
2,000
12/07
12/08
12/09
12/10
JNL/PAM China-India Fund - $9,015
MSCI India Index - $9,133
50% MSCI China Index, 50% MSCI India Index - $8,714
MSCI China Index - $7,970

Average Annual Total Returns for Class A Shares	
1 Year	16.93%
Since Inception	-3.31%

(Inception date December 3, 2007)

Average Annual Total Returns for Class B Shares	
1 Year	17.12%
Since Inception	-3.14%

(Inception date December 3, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

**Prudential Asset Management (Singapore) Limited is an indirect, wholly-owned subsidiary of Prudential Plc, a publicly traded company incorporated in the United Kingdom. Prudential Plc is not affiliated in any manner with Prudential Finance Inc., a company who principal place of business is in the United States of America.

JNL PIMCO Funds
Pacific Investment Management Company LLC

Market Summary: At the start of 2010, investors sought the relative safety of U.S. bonds amid concern about sovereign debt risk, especially in Greece and other peripheral eurozone economies as growing budget shortfalls in Greece, Spain and Portugal raised fears that the region might derail the global economy’s recovery from the crisis that began in 2008. Policymakers wrestled with how long to sustain stimulus programs designed to mitigate the global recession but which threatened to undermine public finances or stoke inflation. While the Federal Reserve (“Fed”) kept its main policy rate unchanged, it concluded its $1.25 trillion agency mortgage purchase program in March and also ended the subscription period for purchasing consumer asset-backed securities.

After a steady declining trend throughout 2010, interest rates jumped in the fourth quarter in reaction to increased inflation expectations stemming from the combination of the Fed’s announcement of Quantitative Easing II and a surprise stimulus package involving corporate and individual tax breaks. Fixed income markets gave back some of their gains during the fourth quarter as a consequence.

Most credit sectors also performed well in 2010, driven in part by strengthening economic fundamentals and from the search for yields in excess of the extremely low riskless Treasury rates. Risk appetite accelerated after the announcement of the bailout package for euroland peripheral countries. Prices on asset classes such as commercial mortgage-backed securities and high yield corporate bonds increased significantly throughout the second half of the year.

Treasury Inflation Protected Securities (“TIPS”) gained 6.31% for the entire year as represented by the Barclays Capital U.S. TIPS Index. Over the year, the real yield curve steepened as shorter maturity real yields declined more than long dated yields. Real coupons hurt returns but positive inflation accruals more than compensated despite cyclical disinflationary pressures.

Breakeven inflation levels seesawed during the year, hitting lows in August before widening by year end across all maturities to the levels of the beginning of the year. Shorter maturity TIPS rallied during the latter half of the year largely on the declining strength of the U.S. dollar and its subsequent impact of a rise in commodity prices. Market inflation expectations increased markedly by year end following the tax cut extensions and its positive impact on potential consumer expenditures and negative impact of rising fiscal deficits.

JNL/PIMCO Real Return Fund

Sector Weightings*:
Government Securities**	54.3%
Financials	15.2
Non-U.S. Government Agency
Asset-Backed Securities	6.2
U.S. Government Agency
Mortgage-Backed Securities	0.9
Energy	0.3
Telecommunication Services	0.2
Materials	0.2
Health Care	0.2
Information Technology	0.2
Consumer Discretionary	0.1
Consumer Staples	0.1
Industrials	0.0
Short Term Investments	22.1

Total Investments	100.0%

*Total Investments at December 31, 2010

**The Funds weightings in TIPS was 50.9% of total investments, of this amount, 35.4% was invested in delayed delivery “To Be Announced” (“TBA”) and forward sales commitment securities.

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/PIMCO Real Return Fund outperformed its benchmark by positing a return of 7.72% for Class A shares compared to 6.31% for the Barclay’s Capital U.S. TIPS Index.

The following is a summary of the positive contributors to the Fund’s performance relative to its benchmark in 2010:

•	An overweight to duration, as U.S. interest rates fell.
•	A U.S. nominal yield curve position implemented via eurodollar futures, most of which rose in price.
•	Positions in bonds of financial companies, which outpaced the broader corporate market.
•	Modest holdings of non-agency mortgages amid strong demand for high quality bonds offering incremental yield.
•	Exposure to emerging market local bonds, particularly Brazil, primarily obtained through zero coupon swaps, added to returns on continued investor demand for higher yielding securities.
•	Exposure to a select basket of emerging market currencies, focused in Asia; the U.S. dollar continued its decline against most currencies.

Conversely, an underweight to real yields relative to the benchmark detracted from returns as real yields also fell during the period.

During the year, the Fund’s increased its exposure to emerging markets +4%, high yield +2%, governments +2%, mortgage backed +1% and municipals +1%; while reducing exposure to corporates -3% and non U.S government agency asset-backed -1%. Net cash equivalents, including derivatives, moved from a +2% at the beginning of the year to -4% at year end.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL PIMCO Funds (continued)
Pacific Investment Management Company LLC

JNL/PIMCO Total Return Bond Fund

Sector Weightings*:
Government Securities	37.9%
U.S. Government Agency
Mortgage-Backed Securities	29.0
Financials	14.7
Non-U.S. Government Agency
Asset-Backed Securities	4.3
Energy	1.8
Utilities	0.7
Telecommunication Services	0.7
Information Technology	0.6
Health Care	0.5
Consumer Staples	0.4
Materials	0.3
Consumer Discretionary	0.3
Industrials	0.1
Short Term Investments	8.7

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/PIMCO Total Return Bond Fund outperformed its benchmark by positing a return of 7.57% for Class A shares compared to 6.54% for the Barclays Capital U.S. Aggregate Bond Index.

The following is a summary of the main contributors to the Fund’s performance relative to its benchmark in 2010:

•

Tactical duration positioning in the U.S. was negative for the full year performance but was more than offset from interest rate expo- sure in Europe that added to performance as the 10-year Bund yield fell to end the year at 2.96%.

•	A curve steepening position in the U.S., implemented via eurodollar futures, added to returns as prices rose across most money market futures contracts during the year.
•

An underweight to agency mortgage-backed securities during the early part of the year detracted from returns as this sector outperformed like duration Treasuries. However, an overweight to this sector during the last quarter offset this negative impact.

•	An overweight to bonds of financial companies, which outpaced the broader corporate market.
•	Modest exposure to high yield bonds added to performance as the sector outperformed like duration
Treasuries amid investor shift to- wards riskier assets.
•	An overweight to emerging markets, with an emphasis on local rates in Brazil, primarily obtained through zero coupon swaps, added to returns as rates fell in that country.
•	Exposure to a variety of foreign currencies, with an emphasis on the Brazilian real and a basket of Asian currencies, added to returns as these currencies appreciated relative to the U.S. dollar.
•

A modest exposure to Build America Bonds detracted from returns as taxable municipal supply spiked in the fourth quarter amid the rush by local governments to tap the federal government subsidy before it expired at the end of this year.

During the year, the Fund increased its expo-sure to, mortgage-backed +20%, governments +11%, emerging markets +8%, high yield +2% and municipals +2%; while reducing exposure to non U.S government agency asset-backed -13% and corporates -2%. Net cash equivalents, including derivatives, moved from a 0% at the be-ginning of the year to -28% at year end.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL PPM America Funds
PPM America, Inc.

Market Summary: In 2010, the S&P 500 Index increased 15.1%. For each of the calendar quarters (excluding the second quarter when defensive stocks took leadership), the best performing sectors included economically cyclical areas such as consumer discretionary and industrials. For the full year, the best performing sectors included consumer discretionary, industrials and materials while the worst performing sectors included defensive areas including health care and utilities. Given the strong performance in consumer discretionary, it wasn’t surprising that two names in this sector were among the top five S&P 500 Index stock contributors for 2010. The top five stock contributors included Netflix Inc., F5 Networks Inc., Cummins Inc., Wynn Resorts Ltd. and American International Group Inc. The worst five stock contributors for 2010 were Dean Foods Co., H&R Block Inc., Apollo Group Inc., Diamond Offshore Drilling Inc. and PulteGroup Inc. Value based investment styles took an early lead in 2010, and then fell back but slightly outperformed growth based styles for the full year, as the S&P 500/Citigroup

Growth Index returned 15.0% compared to a return of 15.1% for the S&P 500/Citigroup Value Index. Smaller capitalized stocks outperformed larger sized stocks as the smallest 100 companies in the S&P 500 Index increased 26.8%, while the largest 100 companies in the S&P 500 Index increased 12.2% in 2010.

High yield bonds posted a strong fourth quarter and finished the year on strength. As measured by the Merrill Lynch High Yield Master II Constrained Index, total returns for the three months ended December 31, 2010 were 3.1%, bringing the total for the full year to 15.1%. Spreads tightened in the final months of the year as corporate earnings remained mostly positive, economic data showed some stabilization and investor risk appetites increased. While there was a slight setback in November, spreads tightened in the fourth quarter by 85 basis points (“bps”), more than enough to offset the recent rise in interest rates. For the full year, high yield bonds generated total returns comparable to the S&P 500 Index and significantly outperformed U.S. Treasury securities.

JNL/PPM America High Yield Bond Fund

Sector Weightings*:
Consumer Discretionary	18.5%
Financials	10.5
Energy	8.9
Industrials	8.1
Materials	7.2
Telecommunication Services	6.5
Health Care	5.6
Non-U.S. Government Agency Asset-Backed Securities	3.5
Utilities	3.0
Information Technology	2.6
Consumer Staples	2.5
Investment Companies	0.6
Short Term Investments	22.5

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/PPM America High Yield Bond Fund outperformed its benchmark by posting a return of 15.63% for Class A shares compared to 15.07% for the Bank of America Merrill Lynch High Yield Master II Constrained Index.

Attribution analysis, which compares the Fund’s returns to its benchmark, reflects that investments in energy, electric utility and the airline industry were the largest contributors of positive relative performance. The Fund also held approximately 3% of its assets in commercial mortgage-backed securities and that sector contributed over 85 bps of relative performance. Underweighted positions and unfavorable security selection in banking, insurance and real estate industries detracted from performance relative to the Fund’s benchmark.

The Fund is highly diversified and thus on an individual security basis the sources of out performance came from dozens of different names, each of which contributed 4 to 10 bps individually. Included in this list for 2010 was Freescale Semiconductor Inc., Delta Air Lines Inc., United Air Lines Inc., Beazer Homes USA Inc., GMAC LLC (now ALLY Bank) and EnergySolutions Inc. Holdings in Stone Container Finance Corp., Dish Network Corp. and RadNet Inc. detracted from relative returns as did the Fund’s avoidance of several distressed names such as istar Financial Inc., Residential Capital LLC and Realogy Corporation, all of which rallied significantly during the year.

Cash balances were the single largest drag on performance and cost the Fund 65 bps of return relative to its benchmark, which of course remains 100% theoretically invested at all times. This drag on performance was offset by strong, steady investor inflows throughout the year with total net assets growing 58% to a level over $900 million at year end.

JNL/PPM America Mid Cap Value Fund

Sector Weightings*:
Industrials	24.7%
Consumer Discretionary	15.5
Financials	14.0
Information Technology	10.6
Materials	10.1
Energy	8.3
Health Care	6.3
Utilities	4.6
Consumer Staples	2.4
Short Term Investments	3.5

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/PPM America Mid Cap Value Fund outperformed its benchmarks by posting a return of 29.58% for Class A shares compared to 24.75% for the Russell Mid Cap Value Index and 25.48% for the Russell Mid Cap Index.

The Fund’s outperformance relative to Russell Mid Cap Value Index can be primarily attributed to individual stock selection. Positive sector selection also favorably influenced relative performance, but the Fund’s sector weights remain the result of the Fund’s bottom up security selection process.

Positive sector influences on relative performance included an overweight in industrials and underweight in utilities. Negative sector influences on relative performance included an over-weight position in technology and an underweight in energy.

Positive security contributors to relative performance included information technology companies, OmniVision Technologies Inc. (“OmniVision Technologies”). and Novell Inc. (“Novell”), as well as consumer staples companies, Corn Products International Inc. and NBTY Inc. (“NBTY”). Stocks that detracted from Fund performance were financials companies, Reinsurance Group of America Inc., and Astoria Financial Corp. and energy companies, Comstock Resources Inc. (“Comstock”) and Hercules Offshore Inc. (“Hercules Offshore”).

Positions added to the Fund during the year included Allstate Corp., Fairchild Semiconductor International Inc. (“Fairchild Semiconductor”), Helix Energy Solutions Group Inc. (“Helix Energy”), LifePoint Hospitals Inc. (“Lifepoint Hospitals”), National Oilwell Varco Inc. (“National Oilwell”), Sketchers U.S.A. Inc. and Teradyne Inc.

(“Teradyne”). A position in Smith International Inc. (“Smith International”) was added and later sold when Schlumberger Ltd. (“Schlumberger”). and Smith International announced a merger in a stock for stock transaction. Several positions were sold in the Fund and included BorgWarner Inc. (“BorgWarner”), Fortune Brands Inc. (“For-tune Brands”), Hercules Offshore, Ingram Micro Inc. (“Ingram Micro”), NBTY, Newfield Exploration Co., Novell, Res-Care Inc. (“Res-Care”), and Towers Watson & Co. (“Towers & Watson”).

Relative to the Russell Mid Cap Value Index, the Fund’s overweight position in financials and materials increased. The Fund’s underweight position in consumer staples increased while the underweight in health care decreased.

Our view is that overall sentiment remains positive towards U.S. equities. We believe the market’s current valuation is attractive and that the Fund is inexpensive relative to the overall market. We continue to favor industrials, consumer discretionary and materials, the Fund’s largest sector overweights, relative to the Russell Mid Cap Value Index, at the end of December. We believe these sectors are still very attractive on a long term basis and offer significant upside potential using our normal 2 to 3 year investment time horizon.

JNL PPM America Funds (continued) PPM America, Inc.

JNL/PPM America Small Cap Value Fund

Sector Weightings*:
Industrials	26.9%
Consumer Discretionary	19.3
Information Technology	12.8
Financials	10.9
Energy	8.5
Health Care	4.5
Materials	4.1
Consumer Staples	3.5
Utilities	1.4
Short Term Investments	8.1

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/PPM America Small Cap Value Fund outperformed its benchmark by posting a return of 27.71% for Class A shares compared to 24.72% for the S&P SmallCap 600/Citigroup Value Index.

    The Fund’s outperformance relative to its benchmark was driven mainly by positive security selection. Positive sector selection also favorably influenced relative performance, but the Fund’s sector weights remain the result of the Fund’s bottom up security selection process.

    Positive sector influences on relative performance included an overweight in consumer discretionary and energy. Negative sector influences on relative performance included an over-weight position in consumer staples and a slight underweight in telecommunication services.

    Positive security contributors to relative performance included information technology companies, OmniVision Technologies and Novell, as well as consumer staples companies, NBTY and Del Monte Foods Co. (“Del Monte”). Stocks that detracted from Fund performance were energy companies, Comstock and Hercules Offshore, and financials company, SeaBright Insurance Holdings Inc.

    Positions added to the Fund during the year included Fairchild Semiconductor, Helix Energy, Independent Bank Corp., Lifepoint Hospitals, Patterson-UTI Energy Inc.

(“Patterson-UTI Energy”), SYNNEX Corp. and Teradyne. Several positions sold in the Fund included Abercrombie & Fitch Co., BorgWarner, Del Monte, Ingram Micro, NBTY, Res-Care and Towers Watson.

    Relative to its benchmark, the Fund’s significant underweight position in information technology became a modest overweight. The overweight position in consumer staples declined significantly while the overweight position in energy increased.

    Our view is that overall sentiment remains positive towards U.S. equities. We believe the market’s current valuation is attractive and that the Fund is inexpensive relative to the overall market. We continue to favor consumer discretionary and industrials, the Fund’s largest sector overweights, relative to its benchmark, at the end of December. We believe these sectors are still very attractive on a long term basis and offer significant upside potential using our normal 2 to 3 year investment time horizon.

JNL/PPM America Value Equity Fund

Sector Weightings*:
Financials	23.1%
Information Technology	13.9
Consumer Discretionary	13.0
Industrials	11.1
Energy	10.5
Health Care	9.3
Consumer Staples	7.0
Telecommunication Services	4.4
Materials	4.1
Utilities	2.1
Short Term Investments	1.5

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/PPM America Value Equity Fund outperformed its benchmark by posting a return of 17.46% for Class A shares compared to 15.10% for the S&P 500/Citigroup Value Index.

    The Fund’s outperformance relative to its benchmark was driven mainly by positive security selection. Positive sector selection also favorably influenced relative performance, but the Fund’s sector weights remain the result of the Fund’s bottom up security selection process.

    Positive sector influences on relative performance included an overweight position in consumer discretionary and underweight positions in health care and utilities. Negative sector influences on relative performance included overweight positions in energy and information technology.

    Positive security contributors to relative performance included energy companies, National Oilwell and Smith International, as well as consumer discretionary companies, Royal Caribbean Cruises Ltd. and Macy’s Inc. Positive security selection in industrials company Caterpillar Inc., also helped relative performance. Stocks that detracted from performance were information technology companies, Hewlett-Packard Co. and Microsoft Corp., and financials companies, Morgan Stanley and Goldman Sachs Group Inc.

    Positions added to the Fund during the year included CVS Caremark Corp., National Oilwell, Patterson-UTI Energy, Texas Instruments Inc. and

U.S. Bancorp. Smith International was sold when Schlumberger and Smith International announced a merger in a stock for stock transaction. Several other positions sold in the Fund included Fortune Brands, Ingram Micro and Newfield Exploration Co. Frontier Communications Corp., the result of a corporate action, was also sold.

    Relative to its benchmark, the Fund’s under-weight position in health care went to a modest overweight. The Fund’s underweight position in energy increased substantially while the consumer staples underweight decreased.

    Our view is that overall sentiment remains positive towards U.S. equities. We believe the market’s current valuation is attractive and that the Fund is inexpensive relative to the overall market. We continue to favor information technology and consumer discretionary, the Fund’s largest sector overweights, relative to its benchmark, at the end of December. We believe these sectors are still very attractive on a long term basis and offer significant upside potential using our normal 2 to 3 year investment time horizon.

JNL PPM America Funds (continued)
PPM America, Inc.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL PPM America Funds (continued)
PPM America, Inc.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL Red Rocks Fund Red Rocks Capital LLC

Market Summary: In the private equity market, the following occurred in 2010 and continued into the year end: first, the pace of the recovery exceeded our expectations on a macroeconomic level and specifically within the private equity sector, including top line growth expectations; second, the recovery on multiples paid on private equity transactions exceeded our expectations, due in part to the credit markets showing some stability in 2010; and third, private equity products’ relative and absolute performance when compared to most recognized global benchmarks exceeded expectations.

JNL/Red Rocks Listed Private Equity Fund

Sector Weightings*:
Financials	80.1%
Diversified	12.9
Industrials	2.1
Information Technology	1.6
Rights	0.1
Short Term Investments	3.2

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Red Rocks Listed Private Equity Fund under-performed its benchmark by posting a return of 26.32% for Class A shares compared to 31.51% for the S&P Listed Private Equity Index.

    The Fund exited six holdings and added nine companies during 2010. The Fund’s low turnover emphasizes the belief that long term investments in private equity require patience. Additions during the year included Blackstone Group LP, Brookfield Asset Management Inc., Orkla ASA and HBM Bioventures AG. The prospects of these companies are promising and they provide Fund shareholders with additional diversification.

    Contributors to performance for the year included KKR & Co. LP, Conversus Capital LP and Onex Corp. Detractors to performance for the year included GP Investments LTD, IP Group Plc and Dinamia Capital Privado Scr SA.

    The private equity landscape appears well positioned for 2011. Deal activity is on the rise and we anticipate that mergers and acquisitions may have a solid year. Debt is available for transactions with reasonable terms. We see idled cash levels decreasing as deals get completed, including select deals in the initial public offering market (those smaller in size and with less leverage). Time will tell if some of the larger deals, such as HCA Inc., Toys “R” Us Inc. and Nielsen Finance LLC can be completed.

    Many global challenges still remain, including European sovereign debt, the U.S. housing market, various geopolitical issues and China with its growing pains. We will exercise prudence while examining new names and continually assess current holdings.

    The Fund remains approximately 80% in-vested outside the U.S. Looking to the new year, we continue to evaluate the same attributes: valuation, leverage, the ability to monetize private investments and the ability to find and acquire promising private companies at reasonable prices.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL S&P Funds Standard & Poor’s Investment Advisory Services LLC

Market Summary: Performance of capital markets worldwide improved considerably in 2010 although some investment avenues fared better than others. Risk eager investing resumed with a vengeance in the final quarter of 2010 despite setbacks to many such markets in November. The remaining three months of 2010 commenced with investors plainly exhibiting healthy appetites for riskier investment vehicles, but single digit gains earned in October surrendered to renewed risk aversion the next month as many, if not most, risky asset markets turned in disappointingly negative results as investors abandoned them in favor of safer alternatives amid recurrent fears of a default in the eurozone periphery. A surprise to the upside in December, due primarily to another enormous U.S. central bank credit injection, imbued investors with hope before year end.

    Steady, material improvement in corporate financial conditions (especially, cash flows) ordinarily would furnish a necessary and sufficient pretext for a sustained, perhaps potent rally in many developed shares markets around the globe were it not for the protracted re-equilibration of vital macro-economic fundamentals – principally, housing demand, capital spending and employment markets – that might restrain any extension of the year end rally for an extended period. Intermittently upbeat news regarding the American and global economies, however, is scarcely adequate to inspire greater enthusiasm for stocks among investors. Furthermore, the ongoing financial crisis in the eurozone should persist in rankling capital market nerves, de-pressing sentiment now and then until the euro 16 countries come to terms with the root causes of the credit dilemma and resolve it once and for all. Apart from unnerving developments that may arise in the U.S. and Western Europe, it is believed that developing markets are likely to become another source of irritation to the financial markets as a result of which policies they adopt to thwart further currency appreciation and accelerating price pressures threatening them with a loss of competitiveness and, eventually, a slowdown in their economies.

JNL/S&P Managed Conservative Fund

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/S&P Managed Conservative Fund outperformed one of its benchmarks by posting a return of 8.70% for Class A shares compared to 6.54% for the Barclays Capital U.S. Aggregate Bond Index. The Fund underperformed its other benchmark, the S&P 500 Index, which posted 15.06%.

    The investment objective for the Fund is capital growth and current income.

    Among the equity funds contributing to performance in 2010 relative to the S&P 500 Index were allocations to JNL/Invesco Large Cap Growth Fund and JNL/T. Rowe Price Established Growth Fund.

    Among the fixed income funds contributing to performance in 2010 relative to the Barclays Capital U.S. Aggregate Bond Index were allocations to

JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/PIMCO Real Return Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/PIMCO Total Return Bond Fund and JNL/JPMorgan U.S. Government & Quality Bond Fund.

    Among the equity funds that detracted from performance in 2010 relative to the S&P 500 Index were allocations to JNL/JPMorgan International Value Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Eagle Core Equity Fund, JNL/Invesco International Growth Fund, JNL/Capital Guardian U.S. Growth Equity Fund and JNL/Select Value Fund.

    Among the fixed income funds detracting from performance in 2010 relative to the Barclays Capital U.S. Aggregate Bond Index was the allocation to JNL/T. Rowe Price Short-Term Bond Fund.

JNL/S&P Managed Moderate Fund

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/S&P Managed Moderate Fund outperformed one of its benchmarks by posting a return of 11.30% for Class A shares compared to 6.54% for the Barclays Capital U.S. Aggregate Bond Index. The Fund underperformed its other benchmark, the S&P 500 Index, which posted 15.06%.

    The investment objective for the Fund is to seek capital growth. Current income is a secondary objective.

    Among the equity funds contributing to performance in 2010 relative to the S&P 500 Index were allocations to JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/M&G Global Basics Fund and JNL/Lazard Emerging Markets Fund.

    Among the fixed income funds contributing to performance in 2010 relative to the Barclays Capital U.S. Aggregate Bond Index were allocations to

JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/PIMCO Real Return Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/PIMCO Total Return Bond Fund and JNL/JPMorgan U.S. Government & Quality Bond Fund.

    Among the equity funds that detracted from performance in 2010 relative to the S&P 500 Index were allocations to JNL/JPMorgan International Value Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Invesco International Growth Fund, JNL/Capital Guardian U.S. Growth Equity Fund and JNL/Select Value Fund.

    Among the fixed income funds detracting from performance in 2010 relative to the Barclays Capital U.S. Aggregate Bond Index was the allocation to JNL/T. Rowe Price Short-Term Bond Fund.

JNL/S&P Managed Moderate Growth Fund

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/S&P Managed Moderate Growth Fund outperformed one of its benchmarks by posting a return of 13.18% for Class A shares compared to 6.54% for the Barclays Capital U.S. Aggregate Bond Index. The Fund underperformed its other benchmark, the S&P 500 Index, which posted 15.06%.

    The investment objective for the Fund is capital growth and current income.

    Among the equity funds contributing to performance in 2010 relative to the S&P 500 Index were allocations to JNL/Eagle SmallCap Equity Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/Franklin Templeton Small Cap Value Fund, JNL/JPMorgan MidCap Growth Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/M&G Global Basics Fund and JNL/Lazard Emerging Markets Fund.

    Among the fixed income funds contributing to performance in 2010 relative to the Barclays Capital U.S. Aggregate Bond Index were allocations to JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/PIMCO Real Return Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/PIMCO Total Return Bond Fund and JNL/JPMorgan U.S. Government & Quality Bond Fund.

    Among the equity funds detracting from performance in 2010 relative to the S&P 500 Index were allocations to JNL/JPMorgan International Value Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Invesco International Growth Fund, JNL/Capital Guardian U.S. Growth Equity Fund and JNL/Select Value Fund.

    Among the fixed income funds detracting from performance in 2010 relative to the Barclays Capital U.S. Aggregate Bond Index was the allocation to JNL/T. Rowe Price Short-Term Bond Fund.

JNL S&P Funds (continued) Standard & Poor’s Investment Advisory Services LLC

JNL/S&P Managed Growth Fund

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/S&P Managed Growth Fund outperformed its benchmarks by posting a return of 16.12% for Class A shares compared to 15.06% for the S&P 500 Index and 6.54% for the Barclays Capital U.S. Aggregate Bond Index.

    The investment objective for the Fund is to seek capital growth. Current income is a secondary objective.

    Among the equity funds contributing to performance in 2010 relative to the S&P 500 Index were allocations to JNL/Eagle SmallCap Equity Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/Franklin Templeton Small Cap Value Fund, JNL/JPMorgan MidCap Growth Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/M&G Global Basics Fund and JNL/Lazard Emerging Markets Fund.

    Among the fixed income funds contributing to performance in 2010 relative to the Barclays Capital U.S. Aggregate Bond Index were allocations to JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund.

    Among the equity funds detracting from performance in 2010 relative to the S&P 500 Index were JNL/JPMorgan International Value Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Eagle Core Equity Fund, JNL/Invesco International Growth Fund, JNL/Capital Guardian U.S. Growth Equity Fund and JNL/Select Value Fund.

    No fixed income funds to which allocations were made detracted from performance in 2010 relative to the Barclays Capital U.S. Aggregate Bond Index.

JNL/S&P Managed Aggressive Growth Fund

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/S&P Managed Aggressive Growth Fund outperformed its benchmarks by posting a return of 17.09% for Class A shares compared to 15.06% for the S&P 500 Index and 6.54% for the Barclays Capital U.S. Aggregate Bond Index.

    The investment objective for the Fund is capital growth.

    Among the equity funds contributing to performance in 2010 relative to the S&P 500 Index were allocations to JNL/Eagle SmallCap Equity Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/Franklin Templeton Small Cap Value Fund, JNL/JPMorgan MidCap Growth Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/M&G Global Basics Fund and JNL/Lazard Emerging Markets Fund.

    Among the fixed income funds contributing to performance in 2010 relative to the Barclays Capital U.S. Aggregate Bond Index were allocations to JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/PPM America High Yield Bond Fund and JNL/PIMCO Real Return Fund.

Among the equity funds detracting to performance in 2010 relative to the S&P 500 Index were allocations to JNL/JPMorgan International Value Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Invesco International Growth Fund, JNL/Capital Guardian U.S. Growth Equity Fund and JNL/Select Value Fund.

    No fixed income funds to which allocations were made detracted from performance in 2010 relative to the Barclays Capital U.S. Aggregate Bond Index.

JNL/S&P Disciplined Moderate Fund

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/S&P Disciplined Moderate Fund outperformed one of its benchmarks by posting a return of 11.10% for Class A shares compared to 6.54% for the Barclays Capital U.S. Aggregate Bond Index. The Fund underperformed its other benchmark, the S&P 500 Index, which posted 15.06%.

    The investment objective for the Fund is to seek capital growth. Current income is a secondary objective.

    Among the equity funds contributing to performance in 2010 relative to the S&P 500 Index were allocations to JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund and JNL/Mellon Capital Management 25 Fund.

    Among the fixed income funds contributing to performance in 2010 relative to the Barclays Capital U.S. Aggregate Bond Index were allocations to JNL/Goldman Sachs Emerging Markets Debt Fund and JNL/PIMCO Real Return Fund.

    Among the equity funds detracting from performance in 2010 relative to the S&P 500 Index were allocations to JNL/Mellon Capital Management International Index Fund and JNL/Mellon Capital Management JNL Optimized 5 Fund.

    Among the fixed income funds detracting from performance in 2010 relative to the Barclays Capital U.S. Aggregate Bond Index were allocations to JNL/Mellon Capital Management Bond Index Fund.

JNL/S&P Disciplined Moderate Growth Fund

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/S&P Disciplined Moderate Growth Fund outperformed one of its benchmarks by posting a return of 13.29% for Class A shares compared to 6.54% for the Barclays Capital U.S. Aggregate Bond Index. The Fund underperformed its other benchmark, the S&P 500 Index, which posted 15.06%.

    The investment objective for the Fund is to seek capital growth and current income.

    Among the equity funds contributing to performance in 2010 relative to the S&P 500 Index were allocations to JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund and JNL/Mellon Capital Management 25 Fund.

    Among the fixed income funds contributing to performance in 2010 relative to the Barclays Capital U.S. Aggregate Bond Index were allocations to JNL/Goldman Sachs Emerging Markets Debt Fund and JNL/PIMCO Real Return Fund.

    Among the equity funds detracting from performance in 2010 relative to the S&P 500 Index were allocations to JNL/Mellon Capital Management International Index Fund and JNL/Mellon Capital Management JNL Optimized 5 Fund.

    Among the fixed income funds detracting from performance in 2010 relative to the Barclays Capital U.S. Aggregate Bond Index were allocations to JNL/Mellon Capital Management Bond Index Fund.

JNL S&P Funds (continued) Standard & Poor’s Investment Advisory Services LLC

JNL/S&P Disciplined Growth Fund

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/S&P Disciplined Growth Fund outperformed one of its bench-marks by posting a return of 12.74% for Class A shares compared to 6.54% for the Barclays Capital U.S. Aggregate Bond Index. The Fund underperformed its other benchmark, the S&P 500 Index, which posted 15.06%.

    The investment objective for the Fund is capital growth.

    Among the equity funds contributing to performance in 2010 relative to the S&P 500 Index were allocations to JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund and JNL/Mellon Capital Management 25 Fund.

    Among the fixed income funds contributing to performance in 2010 relative to the Barclays Capital U.S. Aggregate Bond Index were allocations to JNL/Goldman Sachs Emerging Markets Debt Fund and JNL/PIMCO Real Return Fund.

    Among the equity funds detracting from performance in 2010 relative to the S&P 500 Index were allocations to JNL/Mellon Capital Management International Index Fund and JNL/Mellon Capital Management JNL Optimized 5 Fund.

    Among the fixed income funds detracting from performance in 2010 relative to the Barclays Capital U.S. Aggregate Bond Index were allocations to JNL/Mellon Capital Management Bond Index Fund.

JNL/S&P Managed Conservative Fund (Class A)

$16,000
14,000
12,000
10,000
8,000
6,000
12/03
12/04
12/05
12/06
12/07
12/08
12/09
12/10
JNL/S&P Managed Conservative Fund - $13,099
Barclays Capital U.S. Aggregate Bond Index - $13,728
S&P 500 Index - $12,599

Average Annual Total Returns for Class A Shares	
1 Year	8.70%
5 Year	4.06%
Since Inception	4.42%
(Inception date October 4, 2004)	

JNL/S&P Managed Moderate Fund (Class A)

$15,000
12,000
9,000
6,000
12/03
12/04
12/05
12/06
12/07
12/08
12/09
12/10
JNL/S&P Managed Moderate Fund - $13,686
Barclays Capital U.S. Aggregate Bond Index - $13,728
S&P 500 Index - $12,599

Average Annual Total Returns for Class A Shares	
1 Year	11.30%
5 Year	4.34%
Since Inception	5.16%
(Inception date October 4, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL S&P Funds (continued) Standard & Poor’s Investment Advisory Services LLC

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL S&P Funds (continued) Standard & Poor’s Investment Advisory Services LLC

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL S&P Funds
Standard & Poor’s Investment Advisory Services LLC

Market Summary: Performance of capital markets worldwide improved considerably in 2010 although some investment avenues fared better than others. Risk eager investing resumed with a vengeance in the final quarter of last year despite setbacks to many such markets in November. The remaining three months of 2010 commenced with investors plainly exhibiting healthy appetites for riskier investment vehicles, but single digit gains earned in October surrendered to renewed risk aversion the next month as many, if not most, risky asset markets turned in disappointingly negative results as investors abandoned them in favor of safer alternatives amid recurrent fears of a default in the eurozone periphery. A surprise to the upside in December, due primarily to another enormous U.S. central bank credit injection, imbued investors with hope before year end.

Steady, material improvement in corporate financial conditions (especially, cash flows) ordinarily would furnish a necessary and sufficient pretext for a sustained, perhaps potent rally in many developed shares markets around the globe were it not for the protracted re-equilibration of vital macroeconomic fundamentals – principally, housing demand, capital spending and employment markets – that might restrain any extension of the year end rally into 2011. Intermittently upbeat news regarding the American and global economies, however, is scarcely adequate to inspire greater enthusiasm for stocks among investors. Furthermore, the ongoing financial crisis in the eurozone should persist in rankling capital market nerves, depressing sentiment now and then until the euro 16 countries come to terms with the root causes of the credit dilemma and resolve it once and for all. Apart from unnerving developments that may arise in the U.S. and Western Europe, it is believed that developing markets are likely to become another source of irritation to the financial markets as a result of which policies they adopt to thwart further currency appreciation and accelerating price pressures threatening them with a loss of competitiveness and, eventually, a slowdown in their economies.

We believe that, as the economy moves through the business cycle from recovery to expansion, history indicates that the equity markets could still reward investors for holding shares. Nonetheless, our approach remains focused on seeking to design portfolios with positive exposure to historically favorable alpha factors. We believe this disciplined approach has the potential to generate an overall performance which has limited relationship to traditional equity styles and economic sectors’ performance. Our positioning at the stock selection date emphasized a combination of what we believed to be high quality and value factors.

JNL/S&P Competitive Advantage Fund

Sector Weightings*:
Information Technology	31.8%
Consumer Discretionary	28.5
Industrials	9.9
Health Care	9.7
Materials	6.9
Financials	3.5
Energy	3.2
Consumer Staples	3.1
Short Term Investments	3.4

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/S&P

Competitive Advantage Fund underperformed its benchmark by posting a return of 12.63% for Class A shares compared to 15.06% for the S&P 500 Index.

In relation to the benchmark, the key sectors which detracted from the Fund’s performance were information technology, materials and energy mainly attributed to the negative effects from stock selection. The top contributing sectors were consumer discretionary, health care and industrials, attributed to positive effects from both asset allocation and stock selection.

The top contributors to the performance in 2010 were Family Dollar Stores Inc., Coach Inc. and FMC Technologies Inc. The bottom detractors to the Fund’s performance in 2010 were Apollo Group Inc., Diamond Offshore Drilling Inc. and Monsanto Co.

The Fund has displayed an average return on invested capital well above that of the S&P 500 Index. Historically, companies with high return on invested capital have shown a tendency to be more resilient to economic recessions and less sensitive to overall corporate earnings growth. Based on since inception performance, the Fund’s returns tend to have a higher correlation with growth than with value stocks. As of year end, the Fund was significantly overweighted in consumer discretionary and technology stocks.

JNL/S&P Dividend Income & Growth Fund

Sector Weightings*:

Energy	9.8%
Financials	9.7
Telecommunication Services	9.7
Consumer Discretionary	9.5
Health Care	9.5
Materials	9.5
Information Technology	9.4
Industrials	9.3
Utilities	9.2
Consumer Staples	9.1
Short Term Investments	5.3

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/S&P Dividend Income & Growth Fund outperformed its benchmark by posting a return of 18.24% for Class A shares compared to 15.06% for the S&P 500 Index.

In relation to the benchmark, the top contributing sectors were financials, utilities and materials, mainly attributed to positive effects from stock selection. The key sectors which detracted from the Fund’s performance were industrials, energy and consumer discretionary, mainly attributed to the negative stock selection effect.

The top contributors to the performance in 2010 were AvalonBay Communities Inc., PPG Industries Inc. and Snap-On Inc. The bottom detractors to the Fund’s performance in 2010 were Harris Corp., Raytheon Co. and Lockheed Martin Corp.

As of year end, the Fund was comprised of companies with higher than average S&P Credit Ratings and S&P Quality Rankings. The Fund tends to hold large companies with a long history of steady earnings and dividend growth. In addition, this strategy tends to generate an average dividend yield well above that of the S&P 500 Index. Based on since inception performance, the Fund’s returns tend to have a higher correlation with value than with growth stocks. As of year end, the Fund was overweighted in materials, utilities and telecommunications stocks.

JNL S&P Funds (continued)
Standard & Poor’s Investment Advisory Services LLC

JNL/S&P Intrinsic Value Fund

Sector Weightings*:

Health Care	34.8%
Information Technology	19.0
Consumer Discretionary	16.1
Industrials	12.7
Materials	6.4
Telecommunication Services	3.4
Utilities	3.0
Short Term Investments	4.6

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/S&P Intrinsic Value Fund underperformed its benchmark by posting a return of 14.39% for Class A shares compared to 15.06% for the S&P 500 Index.

In relation to the benchmark, the top contributing sectors were consumer staples, consumer discretionary and health care, mainly attributed to positive effects from both asset allocation and stock selection. The key sectors which detracted from the Fund’s performance were industrials, materials and information technology, mainly attributed to the negative stock selection effect.

The top contributors to the performance in 2010 were Limited Brands Inc., Parker-Hannifin Corp. and Hormel Foods Corp. The bottom detractors to the Fund’s performance in 2010 were H&R Block Inc., Masco Corp. and Total System

Services Inc.

As of year end, the Fund was comprised of companies with higher than average free cash flow yield. These companies tend to generate strong cash flow in excess of capital requirements and therefore are more likely to be able to finance growth, provide dividends, withstand earnings contractions and repurchase shares. Based on since inception performance the Fund’s returns tend to have a higher correlation with value than with growth stocks. As of year end, the Fund was overweighted in health care and industrials stocks.

JNL/S&P Total Yield Fund

Sector Weightings*:

Financials	32.6%
Consumer Discretionary	25.3
Industrials	12.8
Telecommunication Services	6.7
Health Care	6.2
Energy	3.4
Consumer Staples	3.2
Information Technology	3.2
Materials	3.2
Short Term Investments	3.4

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/S&P Total Yield Fund underperformed its benchmark by posting a return of 10.08% for Class A shares compared to 15.06% for the S&P 500 Index.

In relation to the benchmark, the key sectors which detracted from the Fund’s performance were consumer discretionary, consumer staples and financials, mainly attributed to the negative effects from stock selection. The top contributing sectors were information technology, industrials and health care, mainly attributed to positive effects from both asset allocation and stock selection.

    The top contributors to the performance in 2010 were Caterpillar Inc., PACCAR Inc. and Xerox Corp. The bottom detractors to the Fund’s performance in 2010 were Dean Foods Co., PulteGroup Inc. and SUPERVALU Inc.

As of year end, the Fund was comprised of companies with higher than average “total yield”. Total yield is calculated as the sum of the cash dividend, net cash used for stock repurchases and net cash used to retire debt divided by the company’s market capitalization. As such, total yield is a broad measure of cash flow returned to shareholders and bondholders in the form of dividends, share buybacks or elimination of debt. This strategy seeks companies that are significantly reducing their debt and/or increasing their equity distributions. Based on since inception performance the Fund tends to have a higher correlation with value than with growth stocks. It has also displayed significant volatility during periods of economic duress and uncertainty. As of year end, the Fund was overweighted in financials and consumer discretionary stocks.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL S&P Funds (continued)
Standard & Poor’s Investment Advisory Services LLC

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL Select Funds
Wellington Management Company, LLP

Market Summary: Global equities were volatile during the year, moving higher early in the year on the back of strong corporate earnings and generally favorable economic data before succumbing in the second quarter to escalating global growth concerns and challenges in Europe. Equity markets rebounded in the third quarter and continued their ascent through the end of the year, as improving optimism about the global economy and a tidal wave of global liquidity outweighed investors’ concerns about sovereign debt troubles in Europe.

Monetary and fiscal policy in the U.S. remained very accommodative during the year. The U.S. Federal Reserve (“Fed”) continued to hold the Federal Funds Rate in the 0.00% to 0.25% range during the year. In the fourth quarter, the Fed launched a second round of quantitative easing while the Obama administration announced an extension of the Bush era tax cuts. Fixed income markets gained during the year benefiting from tighter spreads and lower government yields. Credit sensitive sectors outperformed as investors sought out riskier assets and concerns over an economic slowdown faded.

JNL/Select Balanced Fund

Sector Weightings*:

Financials	15.8%
U.S. Government Agency Mortgage-Backed Securities	10.4
Energy	9.3
Information Technology	8.8
Industrials	8.6
Health Care	8.0
Government Securities	7.1
Consumer Discretionary	5.5
Consumer Staples	5.3
Utilities	3.6
Materials	2.8
Telecommunication Services	2.7
Non-U.S. Government Agency Asset-Backed Securities	1.1
Short Term Investments	11.0

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Select Balanced Fund underperformed one of its bench-marks by posting a return of 10.83% for Class A shares compared to 15.06% for the S&P 500 Index. The Fund outperformed its other bench-mark, the Barclays Capital U.S. Aggregate Bond Index, which returned 6.54%.

The equity portfolio outperformed the S&P 500 Index during the year. Strong security selection within materials, industrials and financials contributed most to relative results, but was partially offset by negative stock selection within energy, consumer discretionary and telecommunication services. An overweight allocation to industrials and an underweight allocation to information technology also contributed positively to performance.

Among the top contributors to relative performance within the equity portfolio were Deere & Co., Continental Airlines Inc. and Baker Hughes Inc. (“Baker Hughes”). Positions in Chevron Corp. (“Chevron”), AT&T Corp. and Comcast Corp. also bolstered absolute performance.

Total SA, Medtronic Inc. and Exelon Corp. were among the largest detractors from relative results within the equity portfolio, while not owning strong performing benchmark stock Apple Inc. also hurt relative results. Owning Bank of America Corp. (“Bank of America”) detracted from absolute performance.

The largest purchases within the equity port-folio during the year were in Exxon Mobil Corp., JP Morgan Chase & Co., Wells Fargo & Co. and Pfizer Inc. The largest sells for the year were the elimination of Texas Instruments Inc. (“Texas Instruments”) and Lockheed Martin Corp., and the trimming of the Fund’s position in Marathon Oil Corp.

During the year, the Fund trimmed exposure to industrials and energy; however, these sectors remain the largest overweight allocations. As of the end of the year, information technology remained the largest underweight allocation, although the underweight was reduced during the year.

The fixed income portfolio underperformed the Barclays Capital U.S. Aggregate Bond Index during the year. Duration and yield curve positioning was the main reason for underperformance.

Allocations to mortgage-backed securities (“MBS”) and commercial mortgage-backed securities (“CMBS”) also hurt results. The fixed income portfolio’s high quality bias within CMBS hurt relative results as riskier assets rallied. The fixed income portfolio benefited from its allocation to credit, specifically in financials and industrials issuers.

There were no significant changes to the fixed income portfolio’s credit quality during the year, and average credit quality remains the same as the previous year end.

During the year, the fixed income portfolio increased its allocation to credit and MBS, while reducing its allocation to U.S. Government and agency securities.

The November election should provide some upside for equity markets, as lower taxes and political gridlock are viewed positively. We see improved supply and demand scenarios in natural gas, regional banking and health care. Within the fixed income portfolio, we think that the U.S. economy will continue its recovery, despite housing and high unemployment remaining head-winds. The Fed will likely maintain its accommodative stance. We expect that short term rates and inflation will remain low; however, the tension between rising growth and excess capacity will drive rates going forward.

As of the end of the year, the Fund was positioned for moderate economic recovery as demand continues to pick up. Therefore, we have an overweight to equities relative to fixed income and cash.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL Select Funds (continued)
Wellington Management Company, LLP

JNL/Select Value Fund

Sector Weightings*:

Financials	23.0%
Energy	12.6
Industrials	11.1
Health Care	11.0
Consumer Discretionary	11.0
Information Technology	9.4
Consumer Staples	7.3
Materials	6.1
Utilities	3.0
Telecommunication Services	2.8
Short Term Investments	2.7

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/Select Value Fund underperformed its benchmark by posting a return of 13.70% for Class A shares compared to 15.51% for the Russell 1000 Value Index.

Stock selection within energy, consumer staples, information technology and health care detracted most from the Fund’s relative performance during the year; however, this was partially offset by strong stock selection within materials and industrials. An underweight allocation to financials and utilities, and an overweight allocation to materials contributed to relative results.

Cummins Inc. (“Cummins”), Cliffs Natural Resources Inc. (“Cliffs Natural Resources”) and PACCAR Inc. were the largest contributors to the Fund’s relative performance during the year. Not owning Berkshire Hathaway Inc. also aided relative results. Baker Hughes and Chevron were also strong performers, and helped the Fund’s absolute performance.

Dean Foods Co., Cisco Systems Inc. and Hewlett-Packard Co. were the largest detractors from the Fund’s relative performance during the year. Bank of America and Microsoft Corp. also hurt absolute results.

The largest purchases during the year included new positions in consumer related companies Tyco International Ltd. and Kraft Foods Inc. The Fund also established new positions in financial services firms Marsh & McLennan Cos. Inc., BlackRock Inc. and Credit Suisse Group AG.

The largest sales during the year included Cummins, Cliffs Natural Resources, and Agrium Inc., all of which were eliminated after strong price appreciation. The positions in Texas Instruments and Nestle SA were also eliminated.

The Fund is constructed on a stock by stock basis and as a result, sector weights are a fall out of stock selection. During the year, within consumer discretionary, the Fund moved from an underweight to an overweight relative to the bench-mark. The Fund also increased its overweight allocations in materials and industrials. The Fund moved from an overweight allocation to an underweight in health care and consumer staples. As of the end of the year, information technology remained the largest overweight sector, and financials and utilities remained the Fund’s largest underweights relative to its benchmark.

Global growth continues to recover, led by emerging markets but with increasing contributions from developed economies. Policy risk remains a key concern, particularly in three areas: Europe (the mechanism for crisis resolution), the U.S. (long term debt reduction contrasted against potential further gridlock) and China (targeted tightening in the face of rising inflationary pressures). In the U.S., growth could surprise to the upside in 2011, with a positive implication for profits, capital spending and jobs. While macroeconomic trends inform our process, buy and sell decisions ultimately are driven by company fundamentals. We continue to focus our efforts on maximizing the Fund’s overall growth and dividend yield while minimizing valuation metrics.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL T. Rowe Price Funds T. Rowe Price Associates, Inc.

Market Summary: Against a backdrop of healthy earnings, fortified balance sheets, and low borrowing costs for corporations, major U.S. equity indexes rose strongly in 2010, capping a second consecutive year of strong gains. Stocks produced robust returns through late April, extending the rally that started in March 2009, but fell sharply through early July due in part to a European debt crisis centered in Greece and a sluggish U.S. economic recovery. Equities rebounded briskly starting in late August as the economy showed signs of improvement and the U.S. Federal Reserve (“Fed”) signaled that it would purchase more Treasury securities in an attempt to keep long term interest rates low. The rally, which was supported by late year bipartisan legislation to extend for two years the Bush era tax cuts that were set to expire at the end of 2010, lifted major indexes in late December to their highest levels of the year. As measured by various Russell indexes, growth stocks fared better than value across all market capitalizations, especially among small caps. Despite the correction—traditionally defined as a pullback of at least 10%—in the second quarter, most major indices closed the year more than 85% above their March 2009 bottom.

    In the large cap universe, as measured by the S&P 500 Index, all sectors produced positive returns in 2010. Based on total return data from S&P, consumer discretionary and industrials and business services shares performed best with robust gains. Investors perceived that companies in these sectors could benefit significantly from a stronger economic recovery. Materials and energy stocks also outperformed, lifted by rising commodity prices. For example, gold reached $1,400 per ounce, oil surpassed $90 per barrel, and gasoline averaged $3.00 per gallon nationwide by the end of the year. Telecommunication services, consumer staples, financials and information technology shares produced moderate gains but lagged the broad market. Health care and utilities—two sectors that tend to have low sensitivity to the health of the economy—were flat, as equity investors favored riskier investments. Within the Russell 1000 Value Index, consumer discretionary was the strongest sector for the period, although energy, industrials and business services, and materials also turned in sizable returns. Traditionally defensive health care and utilities were the weakest performing sectors in the Russell 1000 Value Index. Small and mid cap stocks outperformed large cap shares over the last year. The S&P MidCap 400 Index and the small cap Russell 2000 Index returned 26.64% and 26.85%, respectively, versus 15.06% for the large cap S&P 500 Index.

    All major U.S. fixed income sectors posted positive absolute returns during the year, and spread sectors outperformed duration matched Treasuries. Better economic data, very strong corporate earnings, extraordinary economic stimulus, and positive technical forces outweighed macroeconomic concerns stemming from dysfunctional European sovereign debt markets. Despite steep climbs in credit spreads in May and June related to Greece’s sovereign ballout, spreads in all major sectors tightened during the course of the year. Moreover, the lowest quality segments and most credit sensitive sectors performed best during the year.

    One of the most important drivers supporting resiliency in credit spreads was the powerful technical tailwind that benefited bond markets during the year. Until late in the year, investment flows strongly favored debt securities over equities as most investors desired the relative safety and security of fixed rate debt. Additionally, outside of the corporate sector, the net supply of investment grade securities offering a spread to Treasuries was scarce. Lastly, with Treasury rates near all time lows for much of the year, investors consistently increased spread sector allocations to gain yield. This technical tailwind was evident in the market for commercial mortgage-backed securities (“CMBS”), which produced the best returns of any investment grade sector by far. Despite unimpressive fundamentals attached to commercial real estate, the sector outperformed other investment grade sectors on a consistent basis. The sector has virtually no new supply and demand is strong because there are few, if any, investment grade alternatives providing similar absolute yields.

JNL/T. Rowe Price Established Growth Fund

Sector Weightings*:
Information Technology	30.6%
Consumer Discretionary	18.5
Industrials	15.0
Energy	8.6
Financials	7.2
Health Care	6.0
Materials	5.3
Telecommunication Services	3.7
Consumer Staples	2.3
Short Term Investments	2.8

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/T. Rowe Price Established Growth Fund outperformed its benchmark by posting a return of 16.76% for Class A shares compared to 16.71% for the Russell 1000 Growth Index.

    Favorable stock selection and sector weighting contributed positively to relative performance. Relative to the Fund’s benchmark, results in information technology were the primary contributor to relative performance due to positive stock selection. The Fund’s holdings in computers and peripherals and internet software and services contributed the most, relatively. Additionally, consumer discretionary was a top contributor based on stock selection, specifically in hotels, restaurants and leisure, as wells as, specialty retail. Stock selection and sector underweight also added value in health care. Conversely, financials was the biggest detractor from relative results, as adverse stock selection, particularly in capital markets, drove sector weakness.

    Significant contributors to the Fund’s performance during the year included Apple Inc., Amazon.com Inc., Baidu.com and Danaher Corp. Significant detractors from performance during the year included Visa Inc., Medco Health Solutions Inc., Nvidia Corp. and Petroleo Brasileiro SA.

    Significant purchases during the year included Google Inc., FedEx Corp., Apple Inc., Corning Inc. and Amazon.com Inc. Significant sales during the year included Medco Health Solutions Inc., Microsoft Corp., Gilead Sciences Inc., Cisco Systems Inc. and Goldman Sachs Group Inc.

    Relative to the Fund’s benchmark, significant relative sector weighting changes from December 31, 2009 to December 31, 2010 included: an increased overweight in consumer discretionary; a change from being underweight to overweight in industrials and business services, as well as a change from an underweight to a slight overweight in materials. Conversely, the Fund substantially decreased sector overweight in financials and also decreased sector underweight to consumer staples; the Fund also shifted from being overweight to underweight in energy.

    We have a modestly positive view of the equities market for the near to medium term. We believe that earnings and cash flow will improve and that as confidence, which is now unduly low, rises, markets should perform well overall. We are particularly focused on exposure to emerging markets, both directly and through multi nationals that sell to emerging market consumers, since we believe the underlying factors favoring emerging markets will persist. These positives include reduced sovereign debt risk, faster economic and earnings growth, and structural improvements in profitability at many companies. Wages are going up and companies are adding people spurring exceptionally positive increases in consumption growth in large markets such as China and India, as well as in Latin America. While there are downside risks to our core scenario, and short term corrections are always possible, we view an extended reversal of these trends as unlikely. Accordingly, we continue to view these markets as highly attractive sources of stock specific growth ideas.

    There is also a good chance for multiple expansion in U.S. equities, as money that is currently sitting on the sidelines gets reallocated back into stocks. High levels of corporate cash could eventually lead to either capital expenditures or to more shareholder friendly maneuvers like share buybacks or dividends. Consumers are beginning to show more signs of regaining confidence and financial companies have been recapitalized. Though it varies greatly by region, home prices have broadly stabilized and even begun to rebound in certain markets. Unemployment remains persistently high, but some signs have begun to appear that show an improving employment picture. Additionally, there has been an abating mistrust in stocks as global growth

JNL T. Rowe Price Funds (continued) T. Rowe Price Associates, Inc.

JNL/T. Rowe Price Established Growth Fund (continued)

improves and companies’ balance sheets have improved.

    U.S. equities are attractively valued—particularly when compared with bonds—and corporate fundamentals appear very strong. The outcome of the U.S. midterm elections, which resulted in a divided Congress less likely to pass major radical policy initiatives and regulations, and the Fed announcements of additional quantitative easings should increase investor confidence levels. In order to capitalize on what we feel is an improving market environment, we remain focused on companies in technology, consumer discretionary and also industrials and are strategically underweight in areas that offer less growth potential such as consumer staples and utilities.

    Our core investment philosophy is to buy and hold high quality growth companies, especially those with a competitive advantage in their respective markets—companies that can generate sustainable double digit earnings and cash flow growth by participating in expanding markets, taking market share, or improving profitability faster than sales. We believe those companies with solid balance sheets, seasoned, shareholder friendly management, and attractive prices will perform strongly regardless of overall economic conditions. Fundamental research is imperative in identifying these securities and it is also helpful in discerning between cyclical and secular growth. Looking forward, our goal is to continually improve the quality of the companies that we own, and we remain vigilant in managing risks relative to the potential return of our holdings.

JNL/T. Rowe Price Mid-Cap Growth Fund

Sector Weightings*:
Information Technology	23.9%
Industrials	16.6
Health Care	14.6
Consumer Discretionary	13.8
Energy	8.6
Financials	7.3
Materials	1.9
Consumer Staples	1.6
Utilities	1.0
Short Term Investments	10.7

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/T. Rowe Price Mid-Cap Growth Fund outperformed its benchmark by posting a return of 27.86% for Class A shares compared to 26.38% for the Russell MidCap Growth Index.

    Overall, favorable stock selection significantly contributed to relative performance while sector weighting also added value. Relative to the Fund’s benchmark, superior stock selection within energy was the primary contributor to relative performance during the period as rising commodity prices bolstered sector returns. Health care was another notable contributor to performance as the Fund’s holdings in health care equipment and supplies and pharmaceuticals companies positively impacted relative returns. Stock selection in consumer discretionary also proved rewarding as holdings in the hotels, restaurant and leisure industry underpinned relative strength. Despite being the only sector in the index to post negative returns, stock selection in utilities proved effective and was further supported by an underweight to the traditionally defensive sector.

Financials was the primary detractor from relative results, as adverse stock selection, particularly in capital markets, drove sector weakness.

    Significant contributors to the Fund’s performance during the year included Chipotle Mexican Grill Inc., Edwards Lifesciences Corp., AMETEK Inc. and WABCO Holdings Inc. Significant detractors from performance during the year included Human Genome Sciences Inc., Global Payments Inc., Janus Capital Group Inc. and Vertex Pharmaceuticals Inc.

    Significant purchases during the year included Range Resources Corp., Community Health Systems Inc., Nuance Communications Inc. and Solera Holdings Inc. Significant sales during the year included American Tower Corp., Perrigo Co., OSI Pharmaceuticals Inc., Intuitive Surgical Inc. and KeyCorp.

    Relative to the Fund’s benchmark, significant relative sector weighting changes from December 31, 2009 to December 31, 2010, included: increasing the Fund’s sector underweight in consumer discretionary; going from slightly underweight to overweight positions in information technology and utilities, while doing the reverse in telecommunication services holdings by going from slightly overweight to having no exposure to the sector at the end of 2010; and slightly decreasing the Fund’s overweight positions in financials and health care.

    In prior years, we have emphasized the important role central banks must play to intervene when credit becomes too easy and asset prices become inflated—a role former Fed Chairman William McChesney Martin likened to taking “away the punch bowl just when the party gets going.” We worry that, far from following Martin’s advice, his successors are spiking the punch bowl through the addition of two potent spirits. The first of these is ZIRP, the zero interest rate policy, which is benefiting the largest borrowers—the government, banks, speculators and large corporations. The policy has been much less favorable for the nation’s savers, particularly senior citizens who rely on income from savings accounts and certificates of deposit. The second spirit has been the new round of quantitative easing (“QE2”), which we view as a polite term for printing money and monetary debasement. As noted above, much of the intoxication from QE2 is occurring overseas—in Asian property markets, for example—as liquidity created by the program quickly flows to where returns are highest. The QE2 policy had led to resentment on the part of trading partners who have been burdened with surging inflation and new asset bubbles.

    To be sure, the party on Wall Street in recent months has been less rollicking than it was at the height of the housing bubble. Mid cap valuations have risen but remain reasonable—and stocks in general appear attractive relative to bonds. Growth shares only modestly outperformed value stocks over the past year and remain relatively attractive, particularly among large caps. Still, we sense that a bit of intoxication is beginning to creep back into our market. Momentum investing has mounted a comeback among a narrow group of high growth stocks, most notably in hot areas such as cloud computing and social media.

    While the Fund has benefited from this enthusiasm, we are intent on remaining the sober ones at the party, focused on companies with durable franchises that are likely to prosper over the long term. Thus, we are trimming positions in which valuations have become stretched and investing in companies that will benefit as the global economy restructures. We remain particularly focused on the U.S. manufacturing renaissance, which we still view as the best way out of our nation’s dependence on debt financed consumption.

JNL T. Rowe Price Funds (continued) T. Rowe Price Associates, Inc.

JNL/T. Rowe Price Short-Term Bond Fund

Sector Weightings*:
U.S. Government Agency
Mortgage-Backed Securities	23.4%
Financials	20.2
Non-U.S. Government Agency ABS	12.9
Government Securities	8.3
Energy	4.0
Health Care	4.0
Consumer Discretionary	3.9
Consumer Staples	3.7
Utilities	3.3
Telecommunication Services	2.8
Materials	2.3
Information Technology	2.0
Industrials	1.7
Investment Companies	0.3
Short Term Investments	7.2

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/T. Rowe Price Short-Term Bond Fund outperformed its benchmark by posting a return of 2.94% for Class A shares compared to 2.80% for the Barclays Capital 1-3 Year Government/Credit Index.

    Sector allocations within the Fund drove relative outperformance against the Fund’s benchmark. The Fund’s overweight to investment grade corporate debt was the most significant contributor to relative returns. The Fund’s non benchmark exposure to securitized sectors, especially mortgage backed securities (“MBS”), also contributed to outperformance. Lastly, an associated underweight to U.S. Treasury securities also contributed to relative outperformance. Al-most all spread sectors outperformed Treasuries during the year as better economic data and extraordinary amounts economic stimulus caused investors to rotate into riskier sectors.

    The greatest contributor to relative performance was the Fund’s overweight allocation to investment grade corporate bonds. Corporate spreads tightened in response to consistently better than expected corporate earnings and a general improvement in economic data. Strong investor demand for corporate debt allowed companies to build substantial cash positions and issue debt at attractive interest rates. However, security selection within the sector detracted from returns during the year. Higher beta credits outperformed during the year, but the Fund’s holdings, especially in BBB rated corporates, tend to be less speculative with lower beta characteristics.

    Non benchmark exposure to securitized sectors also added to relative returns over the year. Exposure to MBS especially aided relative performance. MBS benefitted from muted refinance rates, low originator supply, and strong demand in the fourth quarter from money managers and banking institutions.

    The Fund’s strategic underweight to Treasuries also contributed to relative returns. This sector posted positive returns for the year but did not perform as well as spread sectors. Almost all spread sectors outperformed Treasuries during the year as better economic data and extraordinary amounts economic stimulus caused investors to rotate into riskier sectors.

    Against its benchmark, the Fund’s strategy typically maintains a strategic overweight to spread sectors at the expense of low risk government related and Treasury sectors. To bring the Fund in line with the strategic target weights of the Fund’s investment strategy, the Fund rotated out of liquid, government related debt and into corporate credit during the course of the year. The Fund was particularly active in the new issue corporate market during the period given liquidity constraints in the secondary market for short term corporate credit. The Fund added to industrial names, which is the largest allocation and overweight within the sector.

    Underweighting government related debt and Treasuries allows the Fund to build a yield advantage against the benchmark and leverage the strength of T. Rowe Price Associates, Inc.’s fundamental research platform.

JNL/T. Rowe Price Value Fund

Sector Weightings*:
Financials	22.7%
Energy	16.4
Consumer Discretionary	11.1
Information Technology	10.1
Industrials	9.7
Health Care	9.2
Materials	5.8
Utilities	5.7
Consumer Staples	3.7
Telecommunication Services	2.3
Investment Companies	0.4
Short Term Investments	2.9

Total Investments	100.0%

*Total Investments at December 31, 2010

Portfolio Manager Commentary: For the year ended December 31, 2010, the JNL/T. Rowe Price Value Fund outperformed its benchmark by posting a return of 15.89% for Class A shares compared to 15.51% for the Russell 1000 Value Index.

    During the year of outperformance, sector weight drove relative outperformance, while stock selection detracted slightly. The leading contributor to relative returns versus the Fund’s benchmark was stock selection and an overweight position to consumer discretionary, mostly within the media industry. Media companies typically generate strong cash flows, return cash to shareholders and/or own attractive assets that we feel are undervalued. An overweight position to energy also aided relative performance, as the sector was particularly strong largely due to the rising price of oil. Stock selection in industrials and business services and information technology detracted from relative performance.

    Significant contributors to the Fund’s performance during the year included: Liberty Media Corp., Cablevision Systems Corp., Time Warner Cable Inc., Chevron Corp. and Murphy Oil Corp. Significant detractors from performance during the year included: H&R Block Inc., Bank of America Corp., St. Joe Co., NRG Energy Inc. and Total SA.

    Significant purchases during the year included Pfizer Inc., Wells Fargo & Co., Chevron Corp., JPMorgan Chase & Co. and Nexen Inc. Significant sales during the year included Liberty Media Corp. Capital, Fortune Brands Inc., KeyCorp, Wal-Mart Stores Inc. and Ameriprise Financial Inc.

    The largest weighting increase in the Fund was in financials. The Fund was a net purchaser adding to commercial banks and diversified financial services names with strong balance sheets that were more likely to benefit as the economy continues to recover. Energy was one of the best performing sectors for the year, and the Fund was also a net purchaser adding to a basket of names in the oil, gas and consumable fuels industry, favoring names with the ability to find and develop capacity and companies with natural gas exposure as the price of the commodity has lagged.

The Fund was also a net purchaser to utilities as valuations have become more attractive with weakened power demand, low natural gas prices and investors preferring higher growth sectors in the recent market rally. We prefer to invest in a mix of regulated and unregulated utilities with quality assets that operate in attractive markets and like the stable cash flows and higher dividend yields that utilities stocks tend to provide. The weight to consumer discretionary decreased the most since last year. The Fund was a net seller on strength as valuations in this sector have risen in the recent market rally, mostly reducing the Fund’s position to the household durables industry by eliminating positions in Fortune Brands Inc. and Newell Rubbermaid on strength.

    Given strong market performance since the March 2009 bottom and current uncertainty about the future strength of the economic recovery, we believe that equity returns will be generated more by superior stock selection rather than by a broad, thematic approach to investing. We believe that this environment should be positive for the Fund’s performance given T. Rowe Price Associates, Inc.’s in house proprietary research and our fundamental style of investing. Our focus will continue to be on selecting stocks with valuation appeal, sound fundamentals and reasonable balance sheet integrity. As always, we will concentrate our efforts on making sound investment decisions in our ongoing attempt to enhance shareholder value.

JNL T. Rowe Price Funds (continued) T. Rowe Price Associates, Inc.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL T. Rowe Price Funds (continued) T. Rowe Price Associates, Inc.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance changes.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
JNL/American Funds Blue Chip Income and Growth Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1	16,117	$ 149,079

Total Investment Companies (cost $138,368)		149,079

Total Investments - 100.0% (cost $138,368)		149,079
Other Assets and Liabilities, Net - (0.0%)		(74)

Total Net Assets - 100.0%		$149,005

JNL/American Funds Global Bond Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Global Bond Fund Class 1	8,916	$ 105,387

Total Investment Companies (cost $106,562)		105,387

Total Investments - 100.0% (cost $106,562)		105,387
Other Assets and Liabilities, Net - (0.0%)		(46)

Total Net Assets - 100.0%		$105,341

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Global Small Capitalization Fund Class 1	3,737	$ 80,981

Total Investment Companies (cost $73,034)		80,981

Total Investments - 100.0% (cost $73,034)		80,981
Other Assets and Liabilities, Net - (0.0%)		(34)

Total Net Assets - 100.0%		$80,947

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series - Growth-Income Fund Class 1	5,065	$ 174,607

Total Investment Companies (cost $161,578)		174,607

Total Investments - 100.1% (cost $161,578)		174,607
Other Assets and Liabilities, Net - (0.1%)		(90)

Total Net Assets - 100.0%		$ 174,517

	Shares/Par (p)	Value
JNL/American Funds International Fund
INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series - International Fund Class 1	5,698	$ 102,840

Total Investment Companies (cost $95,439)		102,840

Total Investments - 100.1% (cost $95,439)		102,840
Other Assets and Liabilities, Net - (0.1%)		(54)

Total Net Assets - 100.0%		$ 102,786

JNL/American Funds New World Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - New World Fund Class 1	5,737	$133,548

Total Investment Companies (cost $125,023)		133,548

Total Investments - 100.0% (cost $125,023)		133,548
Other Assets and Liabilities, Net - (0.0%)		(65)

Total Net Assets - 100.0%		$ 133,483

JNL Institutional Alt 20 Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (2.7%) (a)	2,421	$ 26,681
JNL/Goldman Sachs Emerging Markets Debt Fund (1.6%) (a)	886	12,093
JNL/Invesco Global Real Estate Fund (2.9%) (a)	2,264	19,239
JNL/Lazard Emerging Markets Fund (1.0%) (a)	1,094	13,222
JNL/Mellon Capital Management Bond Index Fund (13.4%) (a)	15,260	179,003
JNL/Mellon Capital Management Global Alpha Fund (5.7%) (a)	1,091	11,425
JNL/Mellon Capital Management International Index Fund (6.7%) (a)	5,802	72,407
JNL/Mellon Capital Management Nasdaq 25 Fund (12.3%) (a)	2,230	25,650
JNL/Mellon Capital Management S&P 24 Fund (21.2%) (a)	7,673	77,881
JNL/Mellon Capital Management S&P SMid 60 Fund (12.3%) (a)	4,117	46,642
JNL/Mellon Capital Management Small Cap Index Fund (3.7%) (a)	2,104	26,534
JNL/Mellon Capital Management Value Line 30 Fund (7.4%) (a)	4,593	60,357
JNL/PIMCO Real Return Fund (0.6%) (a)	948	11,435
JNL/PPM America High Yield Bond Fund (1.4%) (a)	1,859	12,397
JNL/Red Rocks Listed Private Equity Fund (3.1%) (a)	2,003	20,169

Total Investment Companies (cost $553,914)		615,135

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Total Investments - 100.0% (cost $553,914)		615,135
Other Assets and Liabilities, Net - (0.0%)		(101)

Total Net Assets - 100.0%		$ 615,034

JNL Institutional Alt 35 Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (7.6%) (a)	6,874	$ 75,754
JNL/Goldman Sachs Emerging Markets Debt Fund (3.4%) (a)	1,888	25,777
JNL/Invesco Global Real Estate Fund (6.9%) (a)	5,374	45,677
JNL/Ivy Asset Strategy Fund (1.8%) (a)	1,508	17,232
JNL/Lazard Emerging Markets Fund (2.0%) (a)	2,342	28,313
JNL/Mellon Capital Management Bond Index Fund (13.7%) (a)	15,546	182,361
JNL/Mellon Capital Management Global Alpha Fund (12.1%) (a)	2,324	24,329
JNL/Mellon Capital Management International Index Fund (8.7%) (a)	7,545	94,166
JNL/Mellon Capital Management Nasdaq 25 Fund (13.0%) (a)	2,373	27,289
JNL/Mellon Capital Management S&P 24 Fund (27.5%) (a)	9,964	101,135
JNL/Mellon Capital Management S&P SMid 60 Fund (15.1%) (a)	5,025	56,937
JNL/Mellon Capital Management Small Cap Index Fund (3.9%) (a)	2,236	28,191
JNL/Mellon Capital Management Value Line 30 Fund (9.3%) (a)	5,784	76,002
JNL/PPM America High Yield Bond Fund (3.9%) (a)	5,298	35,337
JNL/Red Rocks Listed Private Equity Fund (10.4%) (a)	6,663	67,092

Total Investment Companies (cost $783,525)		885,592

Total Investments - 100.0% (cost $783,525)		885,592
Other Assets and Liabilities, Net - (0.0%)		(136)

Total Net Assets - 100.0%		$ 885,456

JNL Institutional Alt 50 Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (8.0%) (a)	7,288	$ 80,309
JNL/Goldman Sachs Emerging Markets Debt Fund (5.5%) (a)	3,058	41,747
JNL/Invesco Global Real Estate Fund (15.0%) (a)	11,708	99,519
JNL/Ivy Asset Strategy Fund (4.3%) (a)	3,659	41,820
JNL/Lazard Emerging Markets Fund (3.3%) (a)	3,773	45,617
JNL/Mellon Capital Management Bond Index Fund (13.1%) (a)	14,829	173,946
JNL/Mellon Capital Management Global Alpha Fund (29.4%) (a)	5,652	59,179
JNL/Mellon Capital Management International Index Fund (8.6%) (a)	7,487	93,444
JNL/Mellon Capital Management Nasdaq 25 Fund (10.5%) (a)	1,918	22,056

	Shares/Par (p)	Value
JNL/Mellon Capital Management S&P 24 Fund (24.3%) (a)	8,789	89,206
JNL/Mellon Capital Management S&P SMid 60 Fund (15.2%) (a)	5,061	57,343
JNL/Mellon Capital Management Small Cap Index Fund (3.2%) (a)	1,808	22,794
JNL/Mellon Capital Management Value Line 30 Fund (8.5%) (a)	5,257	69,074
JNL/PPM America High Yield Bond Fund (4.7%) (a)	6,425	42,852
JNL/Red Rocks Listed Private Equity Fund (21.6%) (a)	13,791	138,877

Total Investment Companies (cost $957,545)		1,077,783

Total Investments - 100.0% (cost$957,545)		1,077,783
Other Assets and Liabilities, Net - (0.0%)		(160)

Total Net Assets - 100.0%		$ 1,077,623

JNL Institutional Alt 65 Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (6.1%) (a)	5,570	$ 61,376
JNL/Goldman Sachs Emerging Markets Debt Fund (4.6%) (a)	2,569	35,065
JNL/Invesco Global Real Estate Fund (12.3%) (a)	9,567	81,316
JNL/Ivy Asset Strategy Fund (4.3%) (a)	3,683	42,102
JNL/Lazard Emerging Markets Fund (2.7%) (a)	3,150	38,085
JNL/Mellon Capital Management Bond Index Fund (4.4%) (a)	5,010	58,766
JNL/Mellon Capital Management Global Alpha Fund (33.1%) (a)	6,353	66,518
JNL/Mellon Capital Management International Index Fund (4.5%) (a)	3,897	48,633
JNL/Mellon Capital Management Nasdaq 25 Fund (7.1%) (a)	1,288	14,811
JNL/Mellon Capital Management S&P 24 Fund (14.2%) (a)	5,155	52,324
JNL/Mellon Capital Management S&P SMid 60 Fund (8.1%) (a)	2,709	30,699
JNL/Mellon Capital Management Small Cap Index Fund (2.1%) (a)	1,215	15,322
JNL/Mellon Capital Management Value Line 30 Fund (3.8%) (a)	2,346	30,821
JNL/PPM America High Yield Bond Fund (2.4%) (a)	3,234	21,572
JNL/Red Rocks Listed Private Equity Fund (20.4%) (a)	13,020	131,114

Total Investment Companies (cost $648,548)		728,524

Total Investments - 100.0% (cost $648,548)		728,524
Other Assets and Liabilities, Net - (0.0% )		(114)

Total Net Assets - 100.0%		$ 728,410

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
JNL/BlackRock Commodity Securities Fund * (x)
COMMON STOCKS - 45.9%
ENERGY - 40.1%
Anadarko Petroleum Corp.	125	$9,493
Apache Corp.	162	19,350
Baker Hughes Inc.	97	5,545
Brigham Exploration Co. (c)	197	5,359
Cameron International Corp. (c)	174	8,808
Canadian Natural Resources Ltd.	183	8,181
Chevron Corp.	139	12,648
CNOOC Ltd. - ADR (e)	27	6,343
ConocoPhillips	111	7,560
Crew Energy Inc. (c)	242	4,648
Devon Energy Corp.	165	12,971
Dresser-Rand Group Inc. (c)	182	7,744
Dril-Quip Inc. (c)	76	5,921
EOG Resources Inc.	193	17,682
Exxon Mobil Corp.	178	13,029
FMC Technologies Inc. (c)	138	12,291
Halliburton Co.	176	7,206
Helmerich & Payne Inc.	95	4,610
Hess Corp.	84	6,423
Marathon Oil Corp.	138	5,111
Murphy Oil Corp.	231	17,222
National Oilwell Varco Inc.	225	15,102
Newfield Exploration Co. (c)	67	4,818
Noble Corp.	138	4,934
Noble Energy Inc.	80	6,858
Occidental Petroleum Corp.	132	12,950
Peabody Energy Corp.	121	7,747
Pride International Inc. (c)	133	4,377
Range Resources Corp.	142	6,395
Saipem SpA	117	5,758
Schlumberger Ltd.	133	11,122
Suncor Energy Inc.	325	12,498
Talisman Energy Inc.	579	12,892
Technip SA - ADR	49	4,520
Total SA - ADR	100	5,366
Transocean Ltd. (c)	128	8,899
Whiting Petroleum Corp. (c)	46	5,443
Other Securities		73,193

		401,017
INDUSTRIALS - 0.1%
Other Securities		592
MATERIALS - 5.7%
Eldorado Gold Corp.	406	7,560
Goldcorp Inc.	126	5,821
Newcrest Mining Ltd.	140	5,770
Southern Copper Corp.	136	6,635
Vale SA - ADR (c)	169	5,856
Other Securities		25,866

		57,508

Total Common Stocks (cost $386,991)		459,117

WARRANTS - 0.0%
Other Securities		—

Total Warrants (cost $0)		—

	Shares/Par (p)	Value

COMMODITY INDEXED STRUCTURED NOTES - 21.0%
Bank of America Corp. - Series DJUB, Dow Jones-UBS Commodity Index 2 Month Forward Total Return linked note, 0.17%, 06/07/11 (i) (f)	$7,000	11,348
Bank of America Corp., Dow Jones-UBS Commodity Index linked note, 0.01%, 08/18/11 (i) (f)	10,000	18,778
Bank of America Corp., Dow Jones-UBS Commodity Index linked note, 0.01%, 10/24/11 (i) (f)	10,000	15,269
BNP Paribas, BNP Paribas Millennium Commodities Long/Short Excess Return Index linked note, 0.02%, 04/15/11 (r) (f) (i)	14,000	27,651
Citigroup, Dow Jones-UBS Commodity Index Total Return linked note, 0.29%, 12/15/11 (f) (i)	28,000	35,600
JP Morgan, Dow Jones-UBS Commodity Index Total Return linked note, 0.26%, 11/17/11 (f) (i)	6,000	7,869
JP Morgan, Dow Jones-UBS Commodity Index Total Return linked note, 0.26%, 12/07/11 (f) (i)	16,000	20,450
Societe Generale, Dow Jones-UBS Commodity Index Total Return linked note, 0.26%, 04/15/11 (i) (r) (f)	10,000	19,192
Societe Generale, Dow Jones-UBS Commodity Index Total Return linked note, 0.26%, 08/19/11 (i) (r) (f)	10,000	18,721
Svensk Exportkredit AB, Dow Jones-UBS Commodity Index 2 Month Forward Total Return linked note, 0.03%, 04/15/11 (i) (f)	12,000	20,033
UBS, Dow Jones-UBS Commodity Index Total Return linked note, 0.26%, 12/30/11 (f) (i)	7,500	10,193
UBS, Dow Jones-UBS Commodity Index Total Return linked note, 0.26%, 01/23/12 (f) (i)	5,000	5,667

Total Commodity Indexed Structured Notes (cost $135,500)		210,771

SHORT TERM INVESTMENTS - 51.1%
Investment Company - 6.3%
JNL Money Market Fund, 0.08% (a) (h)	62,860	62,860
Securities Lending Collateral 17.7%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	176,969	176,969
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	698	687

		177,656
Treasury Securities 27.1%
U.S. Treasury Bill
0.13%, 03/24/11 (e)	$10,000	9,997
0.14%, 03/31/11 (e)	261,050	260,964

		270,961

Total Short Term Investments (cost $511,488)		511,477

Total Investments - 118.0% (cost $1,033,979)		1,181,365
Other Assets and Liabilities, Net - (18.0%)		(180,433)

Total Net Assets - 100.0%		$1,000,932

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
JNL/BlackRock Global Allocation Fund

INVESTMENT COMPANIES - 100.0%
BlackRock Global Allocation Portfolio (a)	11,523	$179,646

Total Investment Companies (cost $178,266)		179,646

Total Investments - 100.0% (cost $178,266)		179,646
Other Assets and Liabilities, Net - (0.0% )		(66)

Total Net Assets - 100.0%		$179,580

JNL/Capital Guardian Global Balanced Fund * (x)
COMMON STOCKS - 65.3%
CONSUMER DISCRETIONARY - 7.6%
Daimler AG (c)	49	$3,328
Denso Corp.	64	2,197
GKN Plc	557	1,929
Target Corp.	74	4,426
Other Securities		15,503

		27,383
CONSUMER STAPLES - 4.6%
Danone SA	33	2,103
Procter & Gamble Co.	31	1,988
Other Securities		12,471

		16,562

ENERGY - 7.4%
BG Group Plc	102	2,059
Cameco Corp.	83	3,356
Halliburton Co.	48	1,952
Noble Energy Inc.	26	2,204
Schlumberger Ltd.	27	2,246
Weatherford International Ltd. (c)	93	2,125
Other Securities		12,681

		26,623

FINANCIALS - 11.0%
AIA Group Ltd. (c) (q)	723	2,031
DLF Ltd.	345	2,252
Grupo Financiero Inbursa SA	440	1,932
HSBC Holdings Plc	276	2,808
Sberbank - GDR (e)	6	2,513
Other Securities		28,031

		39,567

HEALTH CARE - 5.2%
Cerner Corp. (c) (e)	21	2,027
Roche Holding AG	22	3,219
Shire Plc	96	2,305
Shire Plc - ADR (e)	4	268
Other Securities		11,011

		18,830

INDUSTRIALS - 6.6%
FedEx Corp.	27	2,521
Siemens AG	32	3,984
Other Securities		17,035

		23,540

INFORMATION TECHNOLOGY - 11.7%
Apple Inc. (c)	7	2,129

	Shares/Par (p)	Value
ASML Holding NV	52	1,998
Google Inc. - Class A (c)	5	2,732
International Business Machines Corp.	16	2,348
Juniper Networks Inc. (c)	127	4,685
Murata Manufacturing Co. Ltd.	27	1,857
Nintendo Co. Ltd.	13	3,649
Oracle Corp.	35	1,105
Oracle Corp. Japan	16	804
Samsung Electronics Co. Ltd.	2	1,795
Samsung Electronics Co. Ltd. - GDR	1	308
Other Securities		18,697

		42,107

MATERIALS - 6.6%
CRH Plc	90	1,874
Monsanto Co.	41	2,876
Syngenta AG	7	1,923
Other Securities		16,833

		23,506

TELECOMMUNICATION SERVICES - 3.7%
American Tower Corp. - Class A (c)	41	2,102
SoftBank Corp.	95	3,276
Other Securities		7,736

		13,114

UTILITIES - 0.9%
Other Securities		3,251

Total Common Stocks (cost $194,712)		234,483

PREFERRED STOCKS - 0.4%

INFORMATION TECHNOLOGY - 0.0%
Other Securities		—

MATERIALS - 0.1%
Other Securities		176

TELECOMMUNICATION SERVICES - 0.1%
Other Securities		305
UTILITIES - 0.2%
Other Securities		839

Total Preferred Stocks (cost $1,059)		1,320

RIGHTS - 0.0%
Other Securities		16

Total Rights (cost $0)		16

CORPORATE BONDS AND NOTES - 5.7%

CONSUMER DISCRETIONARY - 0.7%
Other Securities		2,482

CONSUMER STAPLES - 0.3%
Other Securities		1,287

ENERGY - 0.0%
Other Securities		89

FINANCIALS - 2.4%
Other Securities		8,500

HEALTH CARE - 0.5%
Roche Holdings Inc., 6.00%, 03/01/19 (l) (q)	400	465
Other Securities		1,358

		1,823

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value

INDUSTRIALS - 0.2%
Other Securities		624

INFORMATION TECHNOLOGY - 0.2%
Other Securities		614

MATERIALS - 0.1%
Other Securities		326

TELECOMMUNICATION SERVICES - 0.6%
Other Securities		2,338
UTILITIES - 0.7%
Other Securities		2,588

Total Corporate Bonds and Notes (cost $20,419)		20,671

GOVERNMENT AND AGENCY OBLIGATIONS - 24.6%

GOVERNMENT SECURITIES - 21.8%
Sovereign - 16.0%
Bundesrepublic Deutschland, 3.00%, 07/04/20, EUR	3,600	4,835
Canadian Government Bond
4.50%, 06/01/15, CAD	1,750	1,922
4.25%, 06/01/18, CAD	300	329
Denmark Government Bond, 5.00%, 11/15/13, DKK	11,975	2,365
Japan Government Bond
1.10%, 03/21/11, JPY	105,000	1,296
1.70%, 09/20/17, JPY	325,000	4,277
2.30%, 12/20/35, JPY	50,000	655
Korea Treasury Bond, 4.25%, 09/10/14, KRW	2,550,000	2,268
Malaysia Government Bond, 5.09%, 04/30/14, MYR	9,325	3,199
Mexican Bonos
9.50%, 12/18/14, MXN	29,000	2,628
7.75%, 12/14/17, MXN	3,800	327
Poland Government Treasury International Bond
5.75%, 04/25/14, PLN	5,250	1,808
5.25%, 10/25/17, PLN	3,000	990
6.38%, 07/15/19	650	728
Queensland Treasury Corp., 6.00%, 10/14/15, AUD	3,500	3,622
Republic of Deutschland
3.75%, 07/04/13, EUR	250	357
4.25%, 07/04/14, EUR	1,570	2,299
3.25%, 07/04/15, EUR	825	1,172
4.25%, 07/04/18, EUR	2,625	3,881
4.75%, 07/04/34, EUR	950	1,514
4.00%, 01/04/37, EUR	100	145
Sweden Government Bond, 6.75%, 05/05/14, SEK	13,250	2,238
United Kingdom Treasury Bond
2.75%, 01/22/15, GBP	200	320
4.00%, 09/07/16, GBP	400	672
4.50%, 03/07/19, GBP	375	639
5.00%, 03/07/25, GBP	400	700
4.75%, 12/07/38, GBP	350	596
Other Securities		11,620

		57,402

Treasury Inflation Index Securities - 0.5%
U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (n)	1,479	1,599
Other Securities		217

		1,816

U.S. Treasury Securities - 5.3%
U.S. Treasury Bond
5.25%, 02/15/29	1,000	1,147

	Shares/Par (p)	Value
4.38%, 02/15/38	1,650	1,667
U.S. Treasury Note
0.75%, 05/31/12	4,500	4,521
2.75%, 02/28/13	2,650	2,770
4.25%, 08/15/13	5,950	6,478
4.25%, 11/15/13	1,750	1,915
3.50%, 02/15/18	400	421

		18,919

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.8%
Federal National Mortgage Association - 2.2%
Federal National Mortgage Association
4.00%, 06/01/25	1,894	1,958
3.50%, 12/01/25	1,475	1,489
5.50%, 06/01/38, TBA (g)	1,943	2,080
6.00%, 07/01/38	1,254	1,365
5.00%, 04/01/39	822	865

		7,757

Government National Mortgage Association - 0.6%
Government National Mortgage Association
4.50%, 11/20/39	791	823
4.00%, 01/15/41, TBA (g)	1,500	1,510

		2,333

Total Government and Agency Obligations (cost $85,462)		88,227

SHORT TERM INVESTMENTS - 8.4%

Investment Company - 4.5%
JNL Money Market Fund, 0.08% (a) (h)	16,241	16,241
Securities Lending Collateral 3.9%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	12,684	12,684
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	1,207	1,187

		13,871

Total Short Term Investments (cost $30,132)		30,112

Total Investments - 104.4% (cost $331,784)		374,829
Other Assets and Liabilities, Net - (4.4%)		(15,815)

Total Net Assets - 100.0%		$359,014

JNL/Capital Guardian Global Diversified Research Fund * (x)

COMMON STOCKS - 96.6%

CONSUMER DISCRETIONARY - 8.3%
Comcast Corp. - Class A	145	$3,190
Daimler AG (c)	51	3,443
Target Corp.	82	4,913
Other Securities		24,608

		36,154

CONSUMER STAPLES - 8.0%
Coca-Cola Amatil Ltd. (e)	348	3,865
Danone SA	73	4,570
Imperial Tobacco Group Plc	121	3,704
Pernod-Ricard SA	66	6,247
Procter & Gamble Co.	53	3,429

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Other Securities		12,988

		34,803

ENERGY - 14.5%
BG Group Plc	538	10,861
Cairn Energy Plc (c)	475	3,110
Canadian Natural Resources Ltd.	70	3,132
Cenovus Energy Inc.	126	4,214
Chevron Corp.	70	6,415
China Shenhua Energy Co. Ltd. - Class H	922	3,867
Gazprom OAO - ADR	174	4,383
Halliburton Co.	88	3,577
Royal Dutch Shell Plc - Class A	156	5,166
Other Securities		18,765

		63,490

FINANCIALS - 16.0%
AIA Group Ltd. (c) (q)	1,241	3,489
Bank of China Ltd. - Class H	7,530	3,972
Goldman Sachs Group Inc.	23	3,901
HSBC Holdings Plc	385	3,906
Industrial & Commercial Bank of China – Class H	5,235	3,900
Link REIT	1,582	4,914
UBS AG (c)	204	3,347
Wharf Holdings Ltd.	551	4,239
Other Securities		38,273

		69,941

HEALTH CARE - 7.5%
Allergan Inc.	71	4,896
Bayer AG	57	4,214
Novo-Nordisk A/S - Class B	36	4,045
Shire Plc	201	4,828
Other Securities		14,804

		32,787

INDUSTRIALS - 6.9%
Siemens AG	41	5,055
Other Securities		24,938

		29,993

INFORMATION TECHNOLOGY - 15.4%
Apple Inc. (c)	13	4,064
ASML Holding NV	95	3,684
ASML Holding NV - NYS	14	548
Google Inc. - Class A (c)	6	3,445
International Business Machines Corp.	27	3,933
Keyence Corp.	12	3,353
Maxim Integrated Products Inc.	182	4,299
Oracle Corp.	105	3,299
Oracle Corp. Japan	22	1,079
QUALCOMM Inc.	102	5,028
Samsung Electronics Co. Ltd.	2	1,804
Samsung Electronics Co. Ltd. - GDR	9	3,700
Visa Inc. - Class A	55	3,836
Other Securities		25,340

		67,412

MATERIALS - 11.9%
Anglo American Plc	81	4,212
Cliffs Natural Resources Inc.	47	3,690
Inmet Mining Corp.	54	4,218
LG Chem Ltd. - GDR (c) (q)	21	3,600
Newcrest Mining Ltd.	81	3,354
Rio Tinto Plc	54	3,776
Syngenta AG	14	4,163
Xstrata Plc	160	3,760

	Shares/Par (p)	Value
Other Securities		21,458

		52,231

TELECOMMUNICATION SERVICES - 5.8%
American Tower Corp.- Class A (c)	173	8,949
Koninklijke KPN NV	295	4,309
Other Securities		12,314

		25,572

UTILITIES - 2.3%
Other Securities		9,934

Total Common Stocks (cost $351,384)		422,317

CORPORATE BONDS AND NOTES - 0.1%
ENERGY - 0.1%
Other Securities		372

Total Corporate Bonds and Notes (cost $191)		372

SHORT TERM INVESTMENTS - 5.6%
Investment Company - 3.3%
JNL Money Market Fund, 0.08% (a) (h)	14,275	14,275
Securities Lending Collateral 2.3%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	9,218	9,218
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	889	874

		10,092

Total Short Term Investments (cost $24,382)		24,367

Total Investments - 102.3% (cost $375,957)		447,056
Other Assets and Liabilities, Net - (2.3%)		(9,848)

Total Net Assets - 100.0%		$437,208

JNL/Capital Guardian U.S. Growth Equity Fund
COMMON STOCKS - 94.1%
CONSUMER DISCRETIONARY - 15.9%
Coach Inc.	331	$18,280
Comcast Corp. - Class A	600	13,173
DreamWorks Animation SKG Inc. - Class A (c)	541	15,943
Lowe’s Cos. Inc.	175	4,399
Scripps Networks Interactive Inc. - Class A	176	9,093
Target Corp.	406	24,401
Tiffany & Co.	296	18,438
Time Warner Cable Inc.	79	5,243
Time Warner Inc.	67	2,160
Urban Outfitters Inc. (c)	451	16,157
Viacom Inc. - Class B	376	14,909

		142,196
CONSUMER STAPLES - 7.0%
Alberto-Culver Co.	108	4,011
Avon Products Inc.	359	10,441
Colgate-Palmolive Co.	67	5,361
General Mills Inc.	151	5,367
PepsiCo Inc.	282	18,449
Philip Morris International Inc.	247	14,457

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Procter & Gamble Co.	65	4,201

		62,287

ENERGY - 12.4%
Anadarko Petroleum Corp.	169	12,886
Baker Hughes Inc.	154	8,827
Cenovus Energy Inc. (e)	191	6,349
Halliburton Co.	261	10,648
Noble Energy Inc.	101	8,729
Schlumberger Ltd.	412	34,360
Transocean Ltd. (c)	59	4,129
Weatherford International Ltd. (c)	1,096	24,996

		110,924

FINANCIALS - 5.4%
Bank of New York Mellon Corp.	122	3,675
Charles Schwab Corp.	1,238	21,175
Goldman Sachs Group Inc.	84	14,109
JPMorgan Chase & Co.	124	5,264
Progressive Corp.	209	4,151

		48,374

HEALTH CARE - 12.2%
Allergan Inc.	209	14,325
Boston Scientific Corp. (c)	1,151	8,710
Celgene Corp. (c)	303	17,925
Cerner Corp. (c) (e)	306	28,962
Medtronic Inc.	335	12,418
Merck & Co. Inc.	81	2,930
Shire Plc - ADR (e)	214	15,496
Teva Pharmaceutical Industries Ltd. - ADR	62	3,232
Universal Health Services Inc. - Class B	110	4,785

		108,783

INDUSTRIALS - 6.4%
Danaher Corp.	215	10,160
Emerson Electric Co.	74	4,219
FedEx Corp.	186	17,300
Illinois Tool Works Inc.	179	9,537
Iron Mountain Inc.	357	8,939
Jacobs Engineering Group Inc. (c)	39	1,765
WW Grainger Inc.	42	5,815

		57,735

INFORMATION TECHNOLOGY - 26.4%
Akamai Technologies Inc. (c)	121	5,712
Apple Inc. (c)	85	27,547
Broadcom Corp. - Class A	310	13,479
Cisco Systems Inc. (c)	870	17,594
eBay Inc. (c)	87	2,427
First Solar Inc. (c) (e)	66	8,589
Google Inc. - Class A (c)	60	35,638
International Business Machines Corp.	29	4,227
Jabil Circuit Inc.	331	6,652
Juniper Networks Inc. (c) (e)	549	20,273
KLA-Tencor Corp.	327	12,627
Maxim Integrated Products Inc.	183	4,322
Nintendo Co. Ltd. - ADR (e)	318	11,557
Oracle Corp.	830	25,991
Paychex Inc.	115	3,551
QUALCOMM Inc.	457	22,632
Visa Inc. - Class A	195	13,710

		236,528

MATERIALS - 6.4%
Allegheny Technologies Inc.	255	14,060
Cliffs Natural Resources Inc.	132	10,313
Ecolab Inc.	132	6,646

	Shares/Par (p)	Value
Monsanto Co.	305	21,219
Vulcan Materials Co. (e)	125	5,527

		57,765

TELECOMMUNICATION SERVICES - 2.0%
American Tower Corp. - Class A (c)	343	17,723

Total Common Stocks (cost $680,127)		842,315

SHORT TERM INVESTMENTS - 8.7%
Investment Company - 6.3%
JNL Money Market Fund, 0.08% (a) (h)	55,757	55,757

Securities Lending Collateral 2.4%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	20,019	20,019
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	1,689	1,662

		21,681

Total Short Term Investments (cost $77,465)		77,438

Total Investments - 102.8% (cost $757,592)		919,753
Other Assets and Liabilities, Net - (2.8%)		(24,784)

Total Net Assets - 100.0%		$894,969

JNL/Eagle Core Equity Fund

COMMON STOCKS - 94.1%

CONSUMER DISCRETIONARY - 10.6%
Bed Bath & Beyond Inc. (c)	88	$4,305
Lowe’s Cos. Inc.	288	7,215
Omnicom Group Inc.	96	4,390
Staples Inc.	248	5,650

		21,560

CONSUMER STAPLES - 5.7%
Coca-Cola Co.	63	4,155
PepsiCo Inc.	56	3,685
Wal-Mart Stores Inc.	69	3,714

		11,554

ENERGY - 11.9%
Chevron Corp.	46	4,213
ConocoPhillips	63	4,267
Exxon Mobil Corp.	91	6,631
Schlumberger Ltd.	65	5,466
Valero Energy Corp.	154	3,566

		24,143

FINANCIALS - 17.2%
Annaly Capital Management Inc.	199	3,570
Goldman Sachs Group Inc.	27	4,542
Invesco Ltd.	172	4,140
JPMorgan Chase & Co.	198	8,409
MetLife Inc.	146	6,494
Wells Fargo & Co.	254	7,883

		35,038

HEALTH CARE - 12.8%
Johnson & Johnson	59	3,671
Pfizer Inc.	387	6,769
St. Jude Medical Inc. (c)	167	7,130
UnitedHealth Group Inc.	137	4,939

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par	(p)	Value
Zimmer Holdings Inc. (c)	66		3,525

			26,034

INDUSTRIALS - 8.8%
Boeing Co.	42		2,740
Tyco International Ltd.	170		7,029
Union Pacific Corp.	54		4,965
United Technologies Corp.	42		3,293

			18,027

INFORMATION TECHNOLOGY - 25.4%
Activision Blizzard Inc.	323		4,022
Adobe Systems Inc. (c)	164		5,048
Apple Inc. (c)	19		6,207
Cisco Systems Inc. (c)	96		1,937
EMC Corp. (c)	215		4,914
Google Inc. - Class A (c)	7		4,375
Hewlett-Packard Co.	69		2,898
Intel Corp.	239		5,018
Microsoft Corp.	221		6,164
Oracle Corp.	206		6,463
QUALCOMM Inc.	94		4,660

			51,706

TELECOMMUNICATION SERVICES - 1.7%
Sprint Nextel Corp. (c)	826		3,494

Total Common Stocks (cost $171,016)			191,556

INVESTMENT COMPANIES - 3.2%
Materials Select Sector SPDR Fund (e)	167		6,424

Total Investment Companies (cost $5,442)			6,424

SHORT TERM INVESTMENTS - 5.0%

Investment Company - 4.7%
JNL Money Market Fund, 0.08% (a) (h)	9,525		9,525

Securities Lending Collateral 0.3%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	714		714

Total Short Term Investments (cost $10,239)			10,239

Total Investments - 102.3% (cost $186,697)			208,219
Other Assets and Liabilities, Net - (2.3%)			(4,691)

Total Net Assets - 100.0%			$203,528

JNL/Eagle SmallCap Equity Fund * (x)

COMMON STOCKS - 99.0%

CONSUMER DISCRETIONARY - 21.6%
American Axle & Manufacturing Holdings Inc. (c)	710		$9,135
ArvinMeritor Inc. (c)	455		9,339
Bally Technologies Inc. (c)	231		9,748
BJ’s Restaurants Inc. (c)	277		9,812
Chico’s FAS Inc.	568		6,834
Genesco Inc. (c)	455		17,059
Gentex Corp.	214		6,326
Pinnacle Entertainment Inc. (c)	419		5,877
Shuffle Master Inc. (c)	928		10,624
Sotheby’s - Class A	165		7,431
Universal Electronics Inc. (c)	296		8,387
Vitamin Shoppe Inc. (c)	401		13,491

	Shares/Par	(p)	Value
Other Securities			13,098

			127,161

CONSUMER STAPLES - 1.9%
Herbalife Ltd.	82		5,624
Other Securities			5,410

			11,034
ENERGY - 7.4%
Cloud Peak Energy Inc. (c)	286		6,641
Lufkin Industries Inc.	291		18,154
Oasis Petroleum Inc. (c)	289		7,827
OYO Geospace Corp. (c)	113		11,150

			43,772

FINANCIALS - 4.9%
Cash America International Inc.	265		9,803
Other Securities			19,330

			29,133

HEALTH CARE - 16.5%
Allscripts Healthcare Solutions Inc. (c)	382		7,352
American Medical Systems Holdings Inc. (c)	404		7,624
BioMarin Pharmaceutical Inc. (c) (e)	218		5,871
Bruker Corp. (c)	384		6,370
MedAssets Inc. (c)	287		5,800
Quality Systems Inc. (e)	123		8,620
Sirona Dental Systems Inc. (c)	188		7,868
Thoratec Corp. (c)	289		8,182
Other Securities			39,801

			97,488

INDUSTRIALS - 14.5%
FTI Consulting Inc. (c)	158		5,889
Geo Group Inc. (c)	451		11,128
GrafTech International Ltd. (c)	591		11,722
JetBlue Airways Corp. (c)	885		5,849
Regal-Beloit Corp.	124		8,279
Triumph Group Inc.	72		6,393
WABCO Holdings Inc. (c)	203		12,381
Waste Connections Inc.	321		8,850
Other Securities			15,256

			85,747

INFORMATION TECHNOLOGY - 26.3%
Ansys Inc. (c)	175		9,090
Coherent Inc. (c)	186		8,399
Compuware Corp. (c)	752		8,778
DTS Inc. (c)	240		11,767
EMS Technologies Inc. (c)	336		6,647
Fortinet Inc. (c) (e)	193		6,244
Informatica Corp. (c) (e)	237		10,426
NetLogic Microsystems Inc. (c)	206		6,483
Nice Systems Ltd. - ADR (c)	185		6,458
Progress Software Corp. (c)	160		6,772
Radiant Systems Inc. (c)	342		6,683
Riverbed Technology Inc. (c)	351		12,342
Rovi Corp. (c)	248		15,409
SuccessFactors Inc. (c)	218		6,306
Teradyne Inc. (c)	421		5,912
TIBCO Software Inc. (c)	548		10,793
Varian Semiconductor Equipment Associates Inc. (c)	163		6,015
Veeco Instruments Inc. (c) (e)	153		6,574
Other Securities			3,978

			155,076

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par	(p)	Value
MATERIALS - 5.9%
Huntsman Corp.	700		10,929
Intrepid Potash Inc. (c) (e)	177		6,611
Texas Industries Inc. (e)	170		7,765
Other Securities			9,323

			34,628

Total Common Stocks (cost $445,505)			584,039

SHORT TERM INVESTMENTS - 9.4%

Investment Company - 3.7%
JNL Money Market Fund, 0.08% (a) (h)	21,944		21,944
Securities Lending Collateral 5.7%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	31,617		31,617
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	1,670		1,643

			33,260

Total Short Term Investments (cost $55,231)			55,204

Total Investments - 108.4% (cost $500,736)			639,243
Other Assets and Liabilities, Net - (8.4%)			(49,313)

Total Net Assets - 100.0%			$589,930

JNL/Franklin Templeton Founding Strategy Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Growth Fund (72.4%) (a)	42,630		$344,448
JNL/Franklin Templeton Income Fund (33.8%) (a)	35,519		358,738
JNL/Franklin Templeton Mutual Shares Fund (56.2%) (a)	39,488		334,863

Total Investment Companies (cost $1,098,998)			1,038,049

Total Investments - 100.0% (cost $1,098,998)			1,038,049

Other Assets and Liabilities, Net - (0.0% )			(68)

Total Net Assets - 100.0%			$1,037,981

JNL/Franklin Templeton Global Growth Fund * (x)

COMMON STOCKS - 93.8%

CONSUMER DISCRETIONARY - 16.3%
Bayerische Motoren Werke AG	54		$4,240
Comcast Corp. - Class A	30		670
Comcast Corp. - Special Class A	395		8,213
Hyundai Motor Co. (c)	38		5,793
Kingfisher Plc	1,055		4,334
News Corp. - Class A	497		7,229
Pearson Plc	257		4,038
Time Warner Cable Inc.	69		4,553
Time Warner Inc.	116		3,719
Viacom Inc. - Class B	113		4,475
Vivendi SA	207		5,596
Walt Disney Co.	112		4,194

	Shares/Par	(p)	Value
Other Securities			20,674

			77,728

CONSUMER STAPLES - 2.7%
CVS Caremark Corp.	129		4,473
Nestle SA	78		4,594
Tesco Plc	594		3,937

			13,004

ENERGY - 10.0%
BP Plc (c)	782		5,673
Chevron Corp.	40		3,614
Halliburton Co.	140		5,720
Royal Dutch Shell Plc - Class B	233		7,691
Total SA	116		6,168
Other Securities			18,504

			47,370

FINANCIALS - 13.7%
Aviva Plc	752		4,610
HSBC Holdings Plc (e)	413		4,231
ING Groep NV (c)	427		4,157
KB Financial Group Inc. - ADR (c)	89		4,720
Progressive Corp.	194		3,859
Other Securities			43,515

			65,092

HEALTH CARE - 14.8%
Amgen Inc. (c)	167		9,143
Covidien Plc	125		5,708
GlaxoSmithKline Plc	367		7,095
Medtronic Inc.	99		3,678
Merck & Co. Inc.	149		5,353
Novartis AG	97		5,681
Pfizer Inc.	434		7,599
Roche Holding AG	31		4,610
Sanofi-Aventis SA	135		8,630
Other Securities			12,978

			70,475

INDUSTRIALS - 10.8%
FedEx Corp.	49		4,538
General Electric Co.	279		5,102
Siemens AG	59		7,319
Tyco International Ltd.	146		6,060
United Parcel Service Inc. - Class B	81		5,883
Wolseley Plc (c)	142		4,538
Other Securities			17,784

			51,224

INFORMATION TECHNOLOGY - 16.5%
Accenture Plc - Class A	241		11,676
Cisco Systems Inc. (c)	250		5,063
Microsoft Corp.	359		10,022
Oracle Corp.	386		12,076
Samsung Electronics Co. Ltd. - GDR (q)	19		8,206
SAP AG	92		4,658
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	408		5,118
Tyco Electronics Ltd.	117		4,130
Other Securities			17,805

			78,754

MATERIALS - 2.0%
CRH Plc	178		3,683
Other Securities			5,750

			9,433

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par	(p)	Value
TELECOMMUNICATION SERVICES - 7.0%
France Telecom SA	250		5,208
Singapore Telecommunications Ltd.	2,869		6,818
Vodafone Group Plc	3,194		8,255
Other Securities			12,851

			33,132

Total Common Stocks (cost $457,426)			446,212

SHORT TERM INVESTMENTS - 7.1%

Investment Company - 6.0%
JNL Money Market Fund, 0.08% (a) (h)	28,349		28,349
Securities Lending Collateral 1.1%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	4,895		4,895
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	381		375

			5,270

Total Short Term Investments (cost $33,625)			33,619

Total Investments - 100.9% (cost $491,051)			479,831
Other Assets and Liabilities, Net - (0.9%)			(4,090)

Total Net Assets - 100.0%			$475,741

JNL/Franklin Templeton Income Fund * (x)

COMMON STOCKS - 34.5%

CONSUMER DISCRETIONARY - 0.7%
Other Securities			$7,761

CONSUMER STAPLES - 0.8%
Other Securities			8,631

ENERGY - 6.8%
BP Plc - ADR (c)	150		6,625
Canadian Oil Sands Trust	425		11,306
Chesapeake Energy Corp.	90		2,332
ConocoPhillips	200		13,620
Exxon Mobil Corp.	300		21,936
Other Securities			16,343

			72,162

FINANCIALS - 4.5%
Bank of America Corp.	650		8,671
CIT Group Inc. (c)	50		2,355
Citigroup Inc. (c)	894		4,231
JPMorgan Chase & Co.	200		8,484
Wells Fargo & Co.	325		10,072
Other Securities			13,680

			47,493

HEALTH CARE - 4.8%
Johnson & Johnson	150		9,278
Merck & Co. Inc.	500		18,020
Pfizer Inc.	500		8,755
Roche Holding AG	100		14,659

			50,712

INDUSTRIALS - 0.5%
Other Securities			5,487

	Shares/Par	(p)	Value
INFORMATION TECHNOLOGY - 1.7%
Intel Corp.	350		7,361
Other Securities			10,788

			18,149

MATERIALS - 1.4%
Barrick Gold Corp.	130		6,914
Newmont Mining Corp.	110		6,757
Other Securities			876

			14,547

TELECOMMUNICATION SERVICES - 2.7%
AT&T Inc.	300		8,814
Vodafone Group Plc	3,000		7,755
Other Securities			12,296

			28,865

UTILITIES - 10.6%
American Electric Power Co. Inc.	170		6,117
Dominion Resources Inc.	165		7,049
Duke Energy Corp.	550		9,795
Entergy Corp.	100		7,083
NextEra Energy Inc.	170		8,838
PG&E Corp.	220		10,525
Public Service Enterprise Group Inc.	220		6,998
Sempra Energy	120		6,298
Southern Co.	380		14,527
Xcel Energy Inc.	350		8,242
Other Securities			27,653

			113,125

Total Common Stocks (cost $355,889)			366,932

PREFERRED STOCKS - 4.6%

CONSUMER DISCRETIONARY - 0.3%
Other Securities			3,227

ENERGY - 1.0%
Chesapeake Energy Corp., Convertible Preferred, 5.75% (m) (r)	5		5,030
SandRidge Energy Inc., Convertible Preferred, 7.00% (m) (r)	50		5,947

			10,977

FINANCIALS - 2.8%
Bank of America Corp., Convertible Preferred, 7.25%, Series L (m)	10		9,438
Citigroup Inc., Convertible Preferred, 7.50%	60		8,201
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	9		8,505
Other Securities			3,638

			29,782

HEALTH CARE - 0.2%
Tenet Healthcare Corp., 7.00%	2		2,197

MATERIALS - 0.2%
Other Securities			1,664

UTILITIES - 0.1%
NextEra Energy Inc., Convertible Preferred, 8.38%	20		993

Total Preferred Stocks (cost $62,625)			48,840

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value

WARRANTS - 0.0%
Other Securities		251

Total Warrants (cost $106)		251

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.7%
Banc of America Large Loan Inc. REMIC, 2.01%, 11/15/13 (i) (r) $	7,478	6,667
Dynegy Roseton Pass Through Trust, 7.67%, 11/08/16 (e)	1,000	940

Total Non-U.S. Government Agency Asset- Backed Securities (cost $7,521)		7,607

CORPORATE BONDS AND NOTES - 52.4%
CONSUMER DISCRETIONARY - 5.7%
Cablevision Systems Corp.
8.63%, 09/15/17	1,000	1,089
7.75%, 04/15/18	3,000	3,142
8.00%, 04/15/20 (e)	3,000	3,210
CCH II LLC, 13.50%, 11/30/16	5,134	6,122
ClubCorp Club Operations Inc., 10.00%, 12/01/18 (r)	5,000	4,750
Clubcorp Club Operations Inc. Term Loan B, 6.00%, 11/23/16 (i)	5,000	5,050
UPC Germany GmbH, 8.13%, 12/01/17 (e) (r)	2,100	2,195
Other Securities		35,350

		60,908

CONSUMER STAPLES - 0.7%
Other Securities		7,014

ENERGY - 10.5%
Calpine Corp., 7.25%, 10/15/17 (r)	1,000	1,000
Calpine Generating Co. LLC, 8.00%, 06/01/16 (r)	1,750	1,859
Chesapeake Energy Corp.
9.50%, 02/15/15 (e)	2,500	2,819
6.50%, 08/15/17 (e)	4,000	4,020
6.88%, 08/15/18	1,600	1,624
7.25%, 12/15/18	5,000	5,175
SandRidge Energy Inc.
3.93%, 04/01/14 (e) (i)	2,000	1,862
9.88%, 05/15/16 (r)	2,600	2,749
8.00%, 06/01/18 (e) (r)	2,500	2,537
8.75%, 01/15/20 (e)	650	668
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (e)	18,000	10,170
10.50%, 11/01/16	297	149
15.00%, 04/01/21 (e) (r)	15,255	13,348
Texas Competitive Electric Holdings Co. LLC Term Loan
3.76%, 10/10/14 (i)	2,977	2,302
3.76%, 10/10/14 (i)	1,975	1,532
3.76%, 10/10/14 (i)	4,560	3,537
3.79%, 10/10/14 (i)	282	218
Texas Competitive Electric Holdings Co. LLC Term Loan B-1
3.75%, 10/10/14 (i)	4,987	3,868
3.76%, 10/10/14 (i)	3,000	2,327
3.76%, 10/10/14 (i)	2,486	1,928
Texas Competitive Electric Holdings Co. LLC Term Loan B-2, 3.76%, 10/10/14 (i)	3,979	3,086
Texas Competitive Electric Holdings Co. LLC Term Loan B-3
3.76%, 10/10/14 (i)	1,990	1,540

	Shares/Par (p)	Value

3.76%, 10/10/14 (i)	2,985	2,310
Other Securities		40,399

		111,027

FINANCIALS - 12.6%
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (m)	1,000	1,008
CEVA Group Plc
8.38%, 12/01/17 (r)	3,400	3,434
11.50%, 04/01/18 (e) (r)	3,600	3,888
CIT Group Inc.
7.00%, 05/01/14 (e)	800	808
7.00%, 05/01/15 (e)	12,000	12,030
7.00%, 05/01/16 (e)	17,000	17,064
7.00%, 05/01/17 (e)	12,000	12,030
Ford Motor Credit Co. LLC
8.00%, 06/01/14 (e)	2,500	2,754
7.00%, 04/15/15	2,000	2,149
12.00%, 05/15/15	3,000	3,774
International Lease Finance Corp.
8.63%, 09/15/15 (e) (r)	700	753
8.75%, 03/15/17 (r)	2,000	2,145
8.88%, 09/01/17 (e)	4,700	5,070
7.13%, 09/01/18 (r)	7,000	7,437
iStar Financial Inc.
0.80%, 10/01/12 (i)	4,500	4,005
8.63%, 06/01/13	5,000	4,650
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (m)	11,500	12,224
Petroplus Finance Ltd.
6.75%, 05/01/14 (r)	3,500	3,220
7.00%, 05/01/17 (e) (r)	3,000	2,655
9.38%, 09/15/19 (e) (r)	2,000	1,850
UPC Germany GmbH
8.13%, 12/01/17 (r), EUR	2,750	3,877
9.63%, 12/01/19 (r), EUR	1,500	2,190
Wells Fargo Capital XIII, 7.70%, (callable at 100 beginning 03/26/13) (m)	900	930
Wells Fargo Capital XV, 9.75%, (callable at 100 beginning 09/26/13) (m)	5,000	5,562
Other Securities		18,124

		133,631

HEALTH CARE - 5.8%
HCA Holdings Inc., 7.75%, 05/15/21 (e) (r)	5,000	5,000
HCA Inc.
6.38%, 01/15/15	1,500	1,474
6.50%, 02/15/16	1,500	1,466
9.25%, 11/15/16	3,500	3,734
8.50%, 04/15/19 (e)	6,000	6,570
7.88%, 02/15/20	6,000	6,420
Tenet Healthcare Corp.
9.25%, 02/01/15 (e)	5,000	5,325
9.00%, 05/01/15 (e)	3,500	3,885
10.00%, 05/01/18 (e)	3,500	4,078
8.00%, 08/01/20 (e) (r)	2,600	2,639
Other Securities		21,175

		61,766
INDUSTRIALS - 3.7%
Hertz Corp.
8.88%, 01/01/14	10,000	10,225
10.50%, 01/01/16	1,250	1,319
RBS Global & Rexnord LLC
11.75%, 08/01/16 (e)	1,500	1,609
8.50%, 05/01/18 (e)	4,500	4,781

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Other Securities		21,498

		39,432

INFORMATION TECHNOLOGY - 6.8%
First Data Corp.
9.88%, 09/24/15	318	301
9.88%, 09/24/15 (e)	1,896	1,806
11.25%, 03/31/16 (e)	3,000	2,625
8.25%, 01/15/21 (r)	2,816	2,703
12.63%, 01/15/21 (r)	5,643	5,389
8.75%, 01/15/22 (r) (e)	2,824	2,732
First Data Corp. Term Loan
3.01%, 09/24/14 (i)	158	147
3.01%, 09/24/14 (i)	1,699	1,574
3.01%, 09/24/14 (i)	1,870	1,732
First Data Corp. Term Loan B-1, 3.01%, 09/24/14 (i)	4,987	4,620
First Data Corp. Term Loan B-2, 3.01%, 09/24/14 (i)	4,987	4,620
First Data Corp. Term Loan B-3
3.01%, 09/24/14 (i)	142	131
3.01%, 09/24/14 (i)	1,647	1,526
3.01%, 09/24/14 (i)	79	74
3.01%, 09/24/14 (i)	2,992	2,772
Freescale Semiconductor Inc.
10.13%, 12/15/16 (e)	3,000	3,157
10.13%, 03/15/18 (r)	5,000	5,625
9.25%, 04/15/18 (r)	4,000	4,400
10.75%, 08/01/20 (e) (r)	9,500	10,355
Other Securities		15,646

		71,935

MATERIALS - 2.4%
FMG Resources August 2006 Pty Ltd.
7.00%, 11/01/15 (r)	2,100	2,152
6.88%, 02/01/18 (e) (r)	7,500	7,462
Other Securities		15,619

		25,233

TELECOMMUNICATION SERVICES - 1.5%
Other Securities		16,272

UTILITIES - 2.7%
Calpine Corp.
7.88%, 07/31/20 (r)	800	810
7.50%, 02/15/21 (r)	5,475	5,393
Dynegy Holdings Inc.
7.50%, 06/01/15	11,000	8,305
8.38%, 05/01/16	2,750	2,056
7.75%, 06/01/19	2,000	1,335
Other Securities		10,993

		28,892

Total Corporate Bonds and Notes (cost $537,586)		556,110

GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%

GOVERNMENT SECURITIES - 0.6%
Municipals - 0.6%
State of California
7.95%, 03/01/36	2,500	2,564
7.60%, 11/01/40	3,480	3,624

Total Government and Agency Obligations (cost $6,016)		6,188

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 23.5%

Investment Company - 6.4%
JNL Money Market Fund, 0.08% (a) (h)	67,966	67,966
Securities Lending Collateral 17.1%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	179,145	179,145
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	2,450	2,410

		181,555

Total Short Term Investments (cost $249,561)		249,521

Total Investments - 116.3% (cost $1,219,304)		1,235,449
Other Assets and Liabilities, Net - (16.3%)		(173,309)

Total Net Assets - 100.0%		$1,062,140

JNL/Franklin Templeton International Small Cap Growth Fund

COMMON STOCKS - 94.2%

CONSUMER DISCRETIONARY - 23.6%
Asatsu-DK Inc. (e)	258	$7,016
Carpetright Plc (e)	826	10,291
Dignity Plc	400	4,488
Headlam Group Plc	804	3,930
JUMBO SA	1,083	7,147
Paddy Power Plc	72	2,939
Sankyo Co. Ltd.	137	7,725
Vitec Group Plc	764	6,965

		50,501

CONSUMER STAPLES - 9.2%
Binggrae Co. Ltd. (c)	64	3,178
C&C Group Plc	32	145
McBride Plc	3,282	9,620
Unihair Co. Ltd. (c)	500	6,692

		19,635

FINANCIALS - 22.7%
ARA Asset Management Ltd.	6,589	7,958
Arch Capital Group Ltd. (c)	61	5,380
Daibiru Corp.	895	7,338
Fairfax Financial Holdings Ltd.	17	6,828
Lancashire Holdings Ltd.	665	5,731
RHJ International (c)	1,179	9,766
Savills Plc	950	5,718

		48,719

HEALTH CARE - 2.7%
Genus Plc	429	5,734

INDUSTRIALS - 28.6%
DCC Plc	218	6,882
De La Rue Plc	611	7,809
Experian Plc	657	8,172
Flughafen Wien AG	67	4,584
HomeServe Plc	916	6,328
Nexans SA	98	7,694
Pfeiffer Vacuum Technology AG	7	866
Prysmian SPA	436	7,428
QinetiQ Group Plc	2,024	4,102
Spirax-Sarco Engineering Plc	135	4,057

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Wavin NV (c)	212	3,234

		61,156
Information Technology - 7.4%
Neopost SA (e)	101	8,828
Rotork Plc	250	7,114

		15,942

Total Common Stocks (cost $179,400)		201,687

Short Term Investments - 14.5%
Investment Company - 3.7%
JNL Money Market Fund, 0.08% (a) (h)	7,881	7,881
Securities Lending Collateral 10.8%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	22,859	22,859
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	263	259

		23,118

Total Short Term Investments (cost $31,003)		30,999

Total Investments - 108.7% (cost $210,403)		232,686
Other Assets and Liabilities, Net - (8.7%)		(18,681)

Total Net Assets - 100.0%		$214,005

JNL/Franklin Templeton Mutual Shares Fund * (x) (t)
COMMON STOCKS - 86.5%
CONSUMER DISCRETIONARY - 7.6%
British Sky Broadcasting Group Plc	393	$4,513
Mattel Inc.	175	4,450
News Corp. - Class A	411	5,981
Time Warner Cable Inc.	99	6,519
Time Warner Inc.	204	6,560
Virgin Media Inc. (e)	207	5,642
Other Securities		11,539

		45,204
CONSUMER STAPLES - 22.6%
Altria Group Inc.	414	10,182
British American Tobacco Plc	363	13,925
CVS Caremark Corp.	526	18,301
Dr. Pepper Snapple Group Inc.	153	5,380
General Mills Inc.	128	4,569
Imperial Tobacco Group Plc	327	10,045
Kraft Foods Inc. - Class A	423	13,315
Kroger Co.	320	7,158
Nestle SA	175	10,272
Pernod-Ricard SA (e)	86	8,122
Reynolds American Inc.	159	5,170
Other Securities		28,082

		134,521
ENERGY - 6.7%
Marathon Oil Corp.	259	9,574
Royal Dutch Shell Plc	247	8,151
Transocean Ltd. (c)	113	7,858
Other Securities		14,366

		39,949

	Shares/Par (p)	Value
FINANCIALS - 12.6%
ACE Ltd.	101	6,281
Bank of America Corp.	468	6,242
Barclays Plc	1,180	4,815
Morgan Stanley	245	6,660
PNC Financial Services Group Inc.	115	6,966
Wells Fargo & Co.	281	8,709
White Mountains Insurance Group Ltd.	17	5,751
Other Securities		29,333

		74,757
HEALTH CARE - 10.8%
Alcon Inc. - ADR	27	4,416
Eli Lilly & Co.	263	9,232
Genzyme Corp. (c)	94	6,669
Medtronic Inc.	145	5,369
Pfizer Inc.	570	9,978
Tenet Healthcare Corp. (c)	787	5,262
UnitedHealth Group Inc.	323	11,663
Other Securities		11,708

		64,297
INDUSTRIALS - 4.1%
A P Moller - Maersk A/S - Class B	1	7,107
Orkla ASA	699	6,820
Owens Corning Inc. (c)	140	4,354
Other Securities		6,082
		24,363
INFORMATION TECHNOLOGY - 9.7%
Hewlett-Packard Co.	173	7,276
LSI Corp. (c)	914	5,478
Maxim Integrated Products Inc.	201	4,744
Microsoft Corp.	462	12,887
Motorola Inc. (c)	570	5,169
Motorola Mobility Holdings Inc. (When-issued shares)	(63)	(1,838)
Xerox Corp.	882	10,156
Other Securities		13,818

		57,690
MATERIALS - 5.2%
International Paper Co.	286	7,803
Linde AG	48	7,355
Weyerhaeuser Co.	499	9,442
Other Securities		5,950

		30,550
TELECOMMUNICATION SERVICES - 3.3%
Telefonica SA	317	7,234
Vodafone Group Plc	3,587	9,271
Other Securities		3,080

		19,585
UTILITIES - 3.9%
E.ON AG	205	6,234
Exelon Corp.	121	5,047
Other Securities		12,120

		23,401

Total Common Stocks (cost $491,475)		514,317

CORPORATE BONDS AND NOTES - 3.1%
CONSUMER DISCRETIONARY - 0.3%
Other Securities		1,579

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
ENERGY - 0.6%
Other Securities		3,686

FINANCIALS - 1.8%
Realogy Corp. Delay Draw Term Loan, 3.26%, 10/10/13 (i)	1,617	1,524
Realogy Corp. Term Loan
1.47%, 10/10/13 (i)	507	478
3.29%, 10/10/13 (i)	3,770	3,554
Realogy Corp. Term Loan A, 13.50%, 10/15/17 (i)	93	102
Other Securities		5,301

		10,959

INFORMATION TECHNOLOGY - 0.4%
Other Securities		2,292

Total Corporate Bonds and Notes (cost $18,606)		18,516

OTHER EQUITY INTERESTS - 0.0%
Other Securities		—

Total Other Equity Interests (cost $19)		—

SHORT TERM INVESTMENTS - 12.3%

Investment Company - 10.5%
JNL Money Market Fund, 0.08% (a) (h)	62,650	62,650
Securities Lending Collateral 1.8%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	10,775	10,775

Total Short Term Investments (cost $73,425)		73,425

Total Investments - 101.9% (cost $583,525)		606,258
Other Assets and Liabilities, Net - (1.9%)		(11,193)

Total Net Assets - 100.0%		$595,065

JNL/Franklin Templeton Small Cap Value Fund * (x)
COMMON STOCKS - 93.0%
CONSUMER DISCRETIONARY - 18.2%
Autoliv Inc.	55	$4,342
Gentex Corp.	150	4,434
Group 1 Automotive Inc. (e)	110	4,594
Men’s Wearhouse Inc.	128	3,205
Regis Corp.	170	2,829
Thor Industries Inc.	159	5,403
Other Securities		28,794

		53,601

CONSUMER STAPLES - 1.7%
Lancaster Colony Corp. (e)	55	3,129
Other Securities		1,913

		5,042

ENERGY - 11.9%
Atwood Oceanics Inc. (c)	95	3,561
Bristow Group Inc. (c)	108	5,095
Oil States International Inc. (c)	57	3,634
Rowan Cos. Inc. (c)	140	4,891
Tidewater Inc.	92	4,953
Unit Corp. (c)	69	3,221

	Shares/Par (p)	Value
Other Securities		9,731

		35,086

FINANCIALS - 13.4%
Aspen Insurance Holdings Ltd.	109	3,108
Montpelier Re Holdings Ltd.	138	2,748
Old Republic International Corp.	265	3,612
Protective Life Corp.	223	5,951
StanCorp Financial Group Inc.	64	2,880
Tower Group Inc.	121	3,098
Validus Holdings Ltd.	97	2,967
Other Securities		15,192

		39,556

HEALTH CARE - 4.6%
Mettler Toledo International Inc. (c)	21	3,100
Pharmaceutical Product Development Inc.	109	2,953
STERIS Corp.	90	3,289
Teleflex Inc.	53	2,830
Other Securities		1,475

		13,647

INDUSTRIALS - 29.3%
ABM Industries Inc.	135	3,556
Astec Industries Inc. (c)	79	2,551
Brady Corp. - Class A	88	2,866
Carlisle Cos. Inc.	81	3,207
Gardner Denver Inc.	52	3,572
Genesee & Wyoming Inc. - Class A (c)	65	3,452
Graco Inc.	88	3,456
Granite Construction Inc.	112	3,067
Kennametal Inc.	93	3,654
Lincoln Electric Holdings Inc.	42	2,739
Mine Safety Appliances Co.	82	2,562
Mueller Industries Inc.	123	4,012
Nordson Corp.	41	3,767
Simpson Manufacturing Co. Inc.	100	3,100
SkyWest Inc.	200	3,118
Trinity Industries Inc. (e)	170	4,518
Universal Forest Products Inc.	101	3,944
Other Securities		29,030

		86,171

INFORMATION TECHNOLOGY - 3.4%
Benchmark Electronics Inc. (c)	251	4,563
Cohu Inc.	156	2,583
Rofin-Sinar Technologies Inc. (c)	82	2,917

		10,063

MATERIALS - 7.7%
Cabot Corp.	74	2,801
Reliance Steel & Aluminum Co.	81	4,160
RPM International Inc.	164	3,627
Steel Dynamics Inc.	222	4,055
Westlake Chemical Corp. (e)	67	2,912
Other Securities		5,051

		22,606

UTILITIES - 2.8%
NV Energy Inc.	265	3,721
Other Securities		4,579

		8,300

Total Common Stocks (cost $225,725)		274,072

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 10.4%

Investment Company - 6.8%
JNL Money Market Fund, 0.08% (a) (h)	20,020	20,020

Securities Lending Collateral 3.6%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	9,698	9,698
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	971	954

		10,652

Total Short Term Investments (cost $30,688)		30,672

Total Investments - 103.4% (cost $256,413)		304,744
Other Assets and Liabilities, Net - (3.4%)		(10,144)

Total Net Assets - 100.0%		$294,600

JNL/Goldman Sachs Core Plus Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 13.2%
Adjustable Rate Mortgage Trust REMIC, 2.88%, 04/25/35 (i)	$ 308	$273
American Home Mortgage Assets REMIC, 1.03%, 02/25/47 (i)	3,414	1,693
Amortizing Residential Collateral Trust REMIC, 2.06%, 08/25/32 (i)	56	25
Arkle Master Issuer Plc, 1.68%, 08/17/13 (i) (r)	4,600	4,594
Asset Backed Securities Corp. Home Equity REMIC, 3.11%, 04/15/33 (i)	44	32
Banc of America Funding Corp. REMIC
5.63%, 06/20/36 (i)	2,008	1,370
5.79%, 10/25/36 (i)	102	96
0.54%, 06/20/47 (i)	1,700	896
Banc of America Mortgage Securities Inc. REMIC, 3.18%, 09/25/35 (i)	1,112	947
BCAP LLC Trust REMIC, 0.90%, 11/25/36 (i)	140	134
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.61%, 04/25/34 (i)	350	330
3.61%, 11/25/34 (i)	933	911
Bear Stearns Alt-A Trust II REMIC, 5.51%, 09/25/47 (i)	2,802	1,774
Bear Stearns Mortgage Funding Trust REMIC, 0.42%, 12/25/36 (i)	3,224	1,891
Brazos Higher Education Authority Inc., 0.41%, 09/25/23 (i)	4,187	4,163
Brazos Higher Education Authority, Inc., 1.20%, 11/25/22 (f) (i)	5,100	5,088
Carrington Mortgage Loan Trust REMIC, 0.49%, 01/25/34 (i)	83	82
Chase Mortgage Finance Corp. REMIC, 2.90%, 02/25/37 (i)	441	408
CIT Mortgage Loan Trust REMIC
1.71%, 09/25/24 (i) (q)	1,280	685
1.26%, 10/25/37 (i) (q)	529	508
1.51%, 10/25/37 (i) (q)	700	498
Citigroup Mortgage Loan Trust Inc. REMIC, 3.08%, 12/25/35 (i)	1,542	1,015
College Loan Corp. Trust, 1.61%, 03/01/42 (i) (q)	1,000	900
Commercial Mortgage Asset Trust REMIC, 7.35%, 01/17/32	400	437

	Shares/Par (p)	Value
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	154	161
Countrywide Alternative Loan Trust REMIC
1.83%, 09/25/35 (i)	282	185
1.71%, 11/25/47 (i)	4,482	2,475
Countrywide Asset-Backed Certificates REMIC, 1.51%, 06/25/34 (i)	198	56
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.83%, 02/19/34 (i)	444	385
3.09%, 11/20/34 (i)	430	369
Credit Suisse Mortgage Capital Certificates REMIC
6.50%, 10/25/21	2,721	2,071
5.54%, 02/15/39 (i)	3,060	3,293
5.47%, 09/15/39	6,000	6,293
Deutsche Bank Alternate Loan Trust REMIC, 2.00%, 08/25/35 (i)	437	345
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 1.25%, 03/19/46 (i)	468	272
Education Funding Capital Trust I, 0.46%, 12/15/22 (i)	1,518	1,506
Educational Secvices of America Inc., 1.14%, 07/25/23 (i)	1,722	1,723
FDIC Structured Sale Guaranteed Notes REMIC, 0.81%, 03/02/48 (i) (q)	798	799
First Horizon Asset Securities Inc. REMIC, 2.77%, 12/25/34 (i)	170	160
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 05/17/32 (i) (q)	1,928	65
GMAC Mortgage Corp. Loan Trust REMIC
7.00%, 09/25/37 (i)	307	222
7.00%, 09/25/37 (i)	386	260
Goal Capital Funding Trust, 0.98%, 05/25/48 (i)	1,644	1,638
Granite Mortgages Plc
1.38%, 01/20/44 (i), EUR	1,125	1,409
0.44%, 09/20/44 (i)	320	300
1.16%, 09/20/44 (i), EUR	433	543
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39 (e)	6,500	6,848
GS Mortgage Securities Corp. II REMIC, 5.81%, 08/10/45 (i) (e)	3,600	3,763
GSMPS Mortgage Loan Trust, 0.49%, 02/25/35 (i) (q)	113	100
GSR Mortgage Loan Trust REMIC, 3.04%, 10/25/35 (i)	620	460
Harborview Mortgage Loan Trust REMIC
0.60%, 06/20/35 (i)	1,175	967
5.20%, 08/19/36 (i)	2,068	1,324
Holmes Master Issuer Plc REMIC, 1.67%, 10/15/54 (i) (r)	2,000	2,000
HSBC Home Equity Loan Trust REMIC, 1.46%, 11/20/36 (i)	1,547	1,428
Impac CMB Trust REMIC, 0.90%, 03/25/35 (i)	160	97
IndyMac Index Mortgage Loan Trust REMIC
0.88%, 06/25/34 (i)	335	216
2.77%, 03/25/35 (i)	614	471
2.64%, 08/25/35 (i)	703	561
0.47%, 05/25/46 (i)	1,055	636
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.94%, 08/15/42 (i)	7,000	7,418
LB-UBS Commercial Mortgage Trust 6.65%, 11/15/27	3,612	3,621
REMIC, 5.37%, 09/15/39	1,000	1,070
Lehman Mortgage Trust REMIC, 7.25%, 09/25/37	5,149	2,831

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Lehman XS Trust REMIC
0.52%, 02/25/46 (i)	2,201	1,347
1.11%, 09/25/47 (i)	1,577	1,019
Luminent Mortgage Trust REMIC, 0.45%, 05/25/46 (i)	631	360
MASTR Adjustable Rate Mortgages Trust REMIC
3.66%, 10/25/34 (i)	288	241
3.57%, 12/25/34 (i)	92	69
3.13%, 01/25/36 (i)	741	647
1.53%, 12/25/46 (i)	3,969	1,393
MASTR Seasoned Securities Trust REMIC, 4.17%, 10/25/32 (i)	316	284
Merit Securities Corp. REMIC, 1.76%, 09/28/32 (i) (q)	227	204
Merrill Lynch Alternative Note Asset Trust REMIC, 0.45%, 07/25/37 (i)	794	463
Mid-State Trust, 7.34%, 07/01/35	220	230
Morgan Stanley Capital I REMIC, 5.19%, 11/14/42 (i)	1,500	1,615
Morgan Stanley Mortgage Loan Trust REMIC
2.93%, 08/25/34 (i)	177	146
3.30%, 03/25/36 (i)	1,763	1,069
NCUA Guaranteed Notes
0.61%, 12/07/20 (i)	2,500	2,503
REMIC, 0.64%, 11/06/17 (i)	4,812	4,811
REMIC, 2.65%, 01/01/18	4,478	4,360
REMIC, 0.72%, 10/07/20 (i)	2,620	2,617
REMIC, 1.84%, 10/07/20	928	918
Northstar Education Finance Inc., 0.39%, 10/28/26 (i)	465	462
Permanent Master Issuer Plc, 0.86%, 04/15/20, GBP	2,000	3,015
Residential Accredit Loans Inc. REMIC
6.27%, 11/25/37 (i)	4,249	2,122
1.33%, 01/25/46 (i)	1,281	736
Residential Funding Mortgage Securities I Inc. REMIC
3.03%, 08/25/35 (i)	705	532
5.21%, 09/25/35 (i)	945	834
Silverstone Master Issuer PLC, 1.68%, 01/21/55 (i) (r)	4,800	4,805
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.60%, 05/25/34 (i)	630	591
2.72%, 09/25/34 (i)	262	228
2.74%, 11/25/34 (i)	1,248	1,072
Structured Asset Mortgage Investments Inc. REMIC, 2.69%, 08/25/35 (i)	92	77
U.S. Education Loan Trust LLC, 0.43%, 03/01/25 (i)	798	791
Wachovia Bank Commercial Mortgage Trust, 5.77%, 07/15/45 (i)	6,000	6,454
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.71%, 06/25/34 (i)	792	766
2.67%, 12/25/35 (i)	1,072	1,039
5.36%, 09/25/36 (i)	1,416	1,141
0.49%, 04/25/45 (i)	171	143
Wells Fargo Alternative Loan Trust REMIC, 6.20%, 12/25/37 (i)	3,200	2,449
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.90%, 04/25/36 (i)	321	292

Total Non-U.S. Government Agency Asset- Backed Securities (cost $158,686)		138,936

	Shares/Par (p)	Value
CORPORATE BONDS AND NOTES - 27.7%

CONSUMER DISCRETIONARY - 1.3%
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	356	405
Comcast Holdings Corp., 10.63%, 07/15/12	875	991
CSC Holdings Inc., 7.63%, 04/01/11	250	253
DirecTV Holdings LLC
5.88%, 10/01/19	825	897
6.35%, 03/15/40	650	684
DISH DBS Corp., 6.63%, 10/01/14	575	597
NBC Universal Inc, 4.38%, 04/01/21 (e) (r)	3,675	3,567
Reed Elsevier Capital Inc., 8.63%, 01/15/19	1,761	2,239
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,372
Whirlpool Corp.
8.00%, 05/01/12 (l)	400	431
8.60%, 05/01/14 (l)	500	577
WPP Finance Co.Ltd., 8.00%, 09/15/14 (l)	778	895

		13,908

CONSUMER STAPLES - 1.1%
Altria Group Inc., 9.70%, 11/10/18 (l)	1,425	1,880
Anheuser-Busch InBev Worldwide Inc.
7.20%, 01/15/14 (r)	850	972
4.13%, 01/15/15 (e)	1,750	1,843
7.75%, 01/15/19 (r)	1,325	1,649
BAT International Finance Plc, 9.50%, 11/15/18 (r)	1,150	1,513
CVS Caremark Corp., 5.75%, 06/01/17	975	1,085
Kraft Foods Inc.
6.13%, 08/23/18	1,125	1,286
6.50%, 02/09/40 (e)	1,025	1,149

		11,377

ENERGY - 2.5%
Anadarko Petroleum Corp., 6.38%, 09/15/17	2,176	2,370
BP Capital Markets Plc, 3.88%, 03/10/15 (e)	1,125	1,160
Canadian Natural Resources Ltd., 5.15%, 02/01/13	900	970
Chesapeake Energy Corp., 6.50%, 08/15/17 (e)	275	276
DCP Midstream LLC, 9.75%, 03/15/19 (r)	1,600	2,068
Dolphin Energy Ltd., 5.89%, 06/15/19 (r)	775	830
El Paso Corp.
7.88%, 06/15/12 (e)	325	342
7.80%, 08/01/31	33	33
7.75%, 01/15/32 (e)	515	512
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	400	420
Energy Transfer Partners LP, 5.95%, 02/01/15	2,000	2,194
Enterprise Products Operating LLC
6.65%, 04/15/18	1,125	1,292
7.03%, 01/15/68 (e)	775	804
Gulf South Pipeline Co., 6.30%, 08/15/17 (r)	1,200	1,350
Nexen Inc., 7.50%, 07/30/39	900	979
Petroleos Mexicanos, 8.00%, 05/03/19	1,940	2,338
Southern Natural Gas Co., 5.90%, 04/01/17 (r)	120	129
Suncor Energy Inc., 6.10%, 06/01/18	1,175	1,351
TransCanada PipeLines Ltd., 6.35%, 05/15/67	1,375	1,358
Transocean Inc.
4.95%, 11/15/15	750	775
6.50%, 11/15/20	2,550	2,707
Williams Cos. Inc., 8.75%, 03/15/32 (e)	1,075	1,315
Williams Partners LP, 5.25%, 03/15/20	1,050	1,088

		26,661

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value

FINANCIALS - 19.1%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (r)	5,700	5,930
Ally Financial Inc., 6.88%, 09/15/11 (e)	3,400	3,488
ANZ National International Ltd., 3.25%, 04/02/12 (e) (r)	6,000	6,173
Australia & New Zealand Banking Group Ltd., 3.20%, 12/15/11 (e) (r)	4,300	4,401
Bank of America Corp.
5.42%, 03/15/17	1,300	1,288
5.63%, 07/01/20 (e)	2,225	2,268
5.88%, 01/05/21 (e)	1,675	1,733
BBVA Bancomer SA, 7.25%, 04/22/20 (r)	2,125	2,248
Bear Stearns Cos. Inc., 7.25%, 02/01/18 (e)	1,475	1,748
BRFkredit AS, 2.05%, 04/15/13 (r)	8,300	8,440
Canadian Imperial Bank of Commerce
2.00%, 02/04/13 (r)	4,100	4,173
2.60%, 07/02/15 (e) (r)	1,400	1,408
Capital One Capital III, 7.69%, 08/15/36 (i)	1,125	1,125
Chubb Corp., 6.38%, 03/29/67	825	860
Cie de Financement Foncier
1.63%, 07/23/12 (e) (r)	3,800	3,818
2.13%, 04/22/13 (r)	800	807
Citigroup Inc.
6.38%, 08/12/14	1,325	1,464
5.00%, 09/15/14	2,475	2,560
5.38%, 08/09/20 (e)	2,525	2,624
Credit Agricole SA, 8.38%, (callable at 100 beginning 10/13/19) (m) (r)	750	771
Credit Suisse New York, 4.38%, 08/05/20	800	785
Danske Bank A/S, 2.50%, 05/10/12 (r)	2,000	2,049
Deutsche Bank AG Credit Linked Note (Egyptian Treasury Bill, 0.00%, 04/05/11, Moody rating N/A) (f) (r), EGP	57,900	9,731
Developer Diversified Realty Corp., 7.50%, 04/01/17	1,250	1,396
Discover Bank, 8.70%, 11/18/19	1,325	1,560
DnB NOR Boligkreditt, 2.10%, 10/14/15 (i) (e) (r)	4,600	4,375
El Paso Performance-Linked Trust, 7.75%, 07/15/11 (q)	1,290	1,321
Endurance Specialty Holdings Ltd., 6.15%, 10/15/15	700	735
ENEL Finance International SA, 5.13%, 10/07/19 (e) (r)	1,300	1,288
Fifth Third Bancorp, 0.39%, 05/17/13 (i)	1,325	1,274
FIH Erhvervsbank A/S, 2.00%, 06/12/13 (r)	3,800	3,863
First Niagara Financial Group Inc., 6.75%, 03/19/20	925	963
Ford Motor Credit Co. LLC, 5.55%, 06/15/11 (e) (i)	600	609
HSBC Bank USA, 4.88%, 08/24/20	1,775	1,764
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody rating N/A) (f) (i), BRL	4,840	6,222
HSBC Holdings Plc, 6.80%, 06/01/38	2,650	2,865
ING Bank NV, 2.50%, 01/14/16 (q)	5,100	4,975
International Lease Finance Corp., 8.25%, 12/15/20	1,250	1,288
JPMorgan Chase & Co. 7.90% (callable at 100 beginning 04/30/18) (m)	2,050	2,179
4.40%, 07/22/20	625	615
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (i)	1,650	1,660
Kreditanstalt fuer Wiederaufbau, 3.25%, 02/15/11 (e)	9,100	9,130

	Shares/Par (p)	Value
Landwirtschaftliche Rentenbank, 4.88%, 01/10/14	6,000	6,594
LeasePlan Corp. NV, 3.00%, 05/07/12 (r)	3,400	3,493
Liberty Property LP, 4.75%, 10/01/20	2,350	2,325
Lloyds TSB Bank Plc, 6.50%, 09/14/20 (r)	1,525	1,403
Merrill Lynch & Co. Inc.
6.05%, 05/16/16	1,125	1,159
6.40%, 08/28/17 (e)	700	740
MetLife Capital Trust X, 9.25%, 04/08/38 (r)	500	588
Morgan Stanley
5.75%, 08/31/12	675	722
5.95%, 12/28/17	825	873
6.63%, 04/01/18	2,775	3,010
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (m)	1,310	1,320
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (e) (r)	2,175	2,402
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.49%, 10/01/35 (i)	3,000	3,023
PNC Bank NA, 6.88%, 04/01/18	975	1,114
PNC Funding Corp., 1.88%, 06/22/11	5,300	5,341
ProLogis, 1.88%, 11/15/37 (e)	1,075	1,063
Prudential Financial Inc.
3.88%, 01/14/15	2,450	2,528
4.50%, 11/15/20 (e)	1,550	1,516
Resona Preferred Global Securities Cayman Ltd., 7.19%, (callable at 100 beginning 07/30/15) (m) (r)	1,525	1,514
Royal Bank of Scotland Group Plc, 1.50%, 03/30/12 (r)	7,500	7,565
Royal Bank of Scotland Plc, 4.88%, 08/25/14 (r)	1,850	1,895
Simon Property Group LP
10.35%, 04/01/19	1,650	2,256
4.38%, 03/01/21 (e)	825	815
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	225	208
Sparebanken 1 Boligkreditt, 1.25%, 10/25/13 (e) (r)	8,000	7,946
Stadshypotek AB, 1.45%, 09/30/13 (e) (r)	7,200	7,194
Swedbank AB
3.00%, 12/22/11 (r)	300	307
2.80%, 02/10/12 (r)	4,300	4,392
Transatlantic Holdings Inc., 8.00%, 11/30/39	975	998
UBS AG New Jersey-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17, Moody rating Ba1) (q), BRL	1,620	443
WEA Finance LLC
7.50%, 06/02/14 (r)	475	539
7.13%, 04/15/18 (r)	900	1,035
Westpac Banking Corp., 1.90%, 12/14/12 (e) (r)	4,900	4,983
Westpac Securities NZ Ltd., 2.50%, 05/25/12 (r)	800	819
ZFS Finance USA Trust I, 5.88%, 05/09/32 (e) (q)	1,225	1,195

		201,292

HEALTH CARE - 0.8%
Boston Scientific Corp.
4.50%, 01/15/15	2,050	2,093
7.00%, 11/15/35 (l)	250	251
Covidien International Finance SA, 4.20%, 06/15/20	1,175	1,175
HCA Inc., 7.88%, 02/15/20	500	535
Hospira Inc., 5.60%, 09/15/40	1,150	1,130
Life Technologies Corp.
6.00%, 03/01/20	1,160	1,242

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
5.00%, 01/15/21	2,425	2,402

		8,828

INDUSTRIALS - 0.3%
General Electric Co., 5.25%, 12/06/17	750	810
TransDigm Inc., 7.75%, 12/15/18 (e) (q)	2,125	2,199

		3,009

INFORMATION TECHNOLOGY - 0.2%
Agilent Technologies Inc., 5.50%, 09/14/15	1,925	2,091
MATERIALS - 1.0%
Anglo American Capital Plc
9.38%, 04/08/14 (r)	414	498
9.38%, 04/08/19 (e) (r)	625	841
ArcelorMittal, 6.13%, 06/01/18 (e)	1,375	1,465
Dow Chemical Co.
7.60%, 05/15/14 (l)	1,625	1,874
5.90%, 02/15/15	750	830
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17	1,950	2,157
International Paper Co., 7.95%, 06/15/18	625	744
Methanex Corp., 8.75%, 08/15/12	175	184
Radnor Holdings Corp., 11.00%, 04/15/11 (c) (d) (f) (q)	125	—
Teck Resources Ltd., 10.75%, 05/15/19	1,425	1,853

		10,446

TELECOMMUNICATION SERVICES - 0.9%
AT&T Inc., 6.40%, 05/15/38	1,475	1,568
Qwest Communications International Inc., 7.50%, 02/15/14	255	258
Qwest Corp.
8.88%, 03/15/12	125	135
8.38%, 05/01/16	750	889
Sprint Capital Corp., 8.38%, 03/15/12	500	529
Telecom Italia Capital SA
6.20%, 07/18/11	975	1,001
7.00%, 06/04/18	1,175	1,244
6.00%, 09/30/34	925	768
Telemar Norte Leste SA, 5.50%, 10/23/20 (e) (r)	1,000	962
Verizon Communications Inc., 6.40%, 02/15/38 (e)	1,300	1,438
Verizon Wireless Capital LLC, 8.50%, 11/15/18 (e)	575	752
Windstream Corp., 8.63%, 08/01/16	180	189

		9,733

UTILITIES - 0.5%
Arizona Public Service Co., 8.75%, 03/01/19	1,700	2,129
Nevada Power Co., 7.13%, 03/15/19	1,175	1,384
Progress Energy Inc., 7.05%, 03/15/19	1,275	1,513
Puget Sound Energy Inc., 6.97%, 06/01/67	675	664

		5,690

Total Corporate Bonds and Notes (cost $282,885)		293,035

GOVERNMENT AND AGENCY OBLIGATIONS - 60.9%

GOVERNMENT SECURITIES - 11.9%
Federal Home Loan Mortgage Corp. - 0.7% (w)
Federal Home Loan Mortgage Corp., 5.25%, 04/18/16	6,000	6,863
Federal National Mortgage Association - 0.2% (w)
Federal National Mortgage Association, 5.50%, 05/01/38	2,133	2,284

	Shares/Par (p)	Value
Municipals - 1.9%
Connecticut State Health & Educational Facility Authority, 5.00%, 07/01/42	975	987
Missouri Higher Education Loan Authority, 1.23%, 11/26/32 (i)	3,183	3,199
New York State Dormitory Authority, 5.00%, 07/01/40	200	201
Northstar Education Finance Inc. Student Loan Asset-Backed Note, 0.48%, 04/29/19 (i)	6,000	5,928
State of California
7.95%, 03/01/36	1,290	1,323
7.63%, 03/01/40	3,475	3,626
State of California Various Purpose Bond
7.50%, 04/01/34	1,625	1,681
7.55%, 04/01/39	1,325	1,374
State of Illinois, Transit Improvements, GO, 7.35%, 07/01/35	1,525	1,494

		19,813

Sovereign - 3.2%
Brazilian Government International Bond, 4.88%, 01/22/21	2,210	2,254
Farmer Mac Guaranteed Notes Trust, 5.13%, 04/19/17 (r)	2,100	2,285
Mexican Bonos
10.00%, 12/05/24, MXN	32,972	3,328
8.50%, 11/18/38, MXN	14,248	1,228
Peruvian Government International Bond, 5.63%, 11/18/50	290	268
Province of Quebec, Canada, 4.60%, 05/26/15 (e)	1,475	1,619
Qatar Government International Bond
5.15%, 04/09/14	290	311
5.25%, 01/20/20 (r)	4,350	4,589
Republic of Argentina, 2.84%, 12/15/35 (i), EUR	14,840	2,489
Republic of South Africa Government Bond
8.00%, 12/21/18, ZAR	15,720	2,376
6.75%, 03/31/21, ZAR	35,860	4,912
Swedish Housing Finance Corp., 3.13%, 03/23/12 (r)	1,100	1,130
Tennessee Valley Authority
4.38%, 06/15/15	2,400	2,635
5.98%, 04/01/36	1,250	1,445
4.63%, 09/15/60 (e)	800	748
United Mexican States, 6.05%, 01/11/40	1,000	1,022
Venezuela Government International Bond
5.75%, 02/26/16	1,180	832
7.75%, 10/13/19	530	359
9.00%, 05/07/23	80	55
8.25%, 10/13/24	490	319

		34,204
Treasury Inflation Index Securities - 2.4%
U.S. Treasury Inflation Indexed Note
2.38%, 04/15/11 (n) (o)	6,281	6,337
3.00%, 07/15/12 (n)	6,082	6,460
1.25%, 07/15/20 (n)	3,510	3,594
2.38%, 01/15/25 - 01/15/27 (n)	7,695	8,561

		24,952
U.S. Treasury Securities - 3.5%
U.S. Treasury Bond
0.00%,05/15/21 (e) (j)	900	617
0.00%,11/15/21 (j)	1,800	1,197
5.00%, 05/15/37	4,500	5,021
4.25%, 05/15/39 - 11/15/40	20,200	19,879
4.38%, 11/15/39 - 05/15/40	2,400	2,413

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
U.S.Treasury Bond Strip Principal, 0.00%, 05/15/30 (e) (j)	19,500	8,258

		37,385

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 49.0%
Federal Home Loan Mortgage Corp. - 9.8%
Federal Home Loan Mortgage Corp.
3.00%, 01/15/26, TBA (g)	1,000	978
5.00%, 12/01/35	208	220
5.50%, 01/01/36 - 01/01/40	8,598	9,175
5.98%, 01/01/37 (i)	888	939
6.00%, 09/01/37 - 11/01/38	3,198	3,536
6.50%, 01/01/38 - 12/01/38	4,542	5,137
4.50%, 09/01/39 - 10/01/39	2,836	2,930
4.00%, 01/15/41, TBA (g)	18,000	17,868
4.50%, 01/15/41, TBA (g)	6,000	6,148
5.00%, 01/15/41, TBA (g)	22,000	23,073
5.50%, 01/15/41, TBA (g)	31,000	33,034
REMIC, 1,156.50%,06/15/21 (q)	—	—
REMIC, 0.00%,09/15/35 (0.00% until LIBOR reaches 7.00%) (i) (q)	163	158
REMIC, 0.00%,04/15/37 (0.00% until LIBOR reaches 6.75%) (i) (q)	29	29

		103,225
Federal National Mortgage Association - 36.2%
Federal National Mortgage Association
5.00%, 03/01/18 - 09/01/40	7,273	7,721
4.50%, 05/01/18 - 11/01/40	6,142	6,392
6.50%, 02/01/19	2	2
6.00%, 09/01/19 - 11/01/38	18,310	19,951
5.50%, 09/01/23 - 10/01/39	16,041	17,227
3.00%, 01/15/26 - 02/15/26 , TBA (g)	49,000	47,848
4.00%, 01/15/26, TBA (g)	23,000	23,686
5.00%, 01/15/26, TBA (g)	18,000	19,097
3.50%, 02/15/26, TBA (g)	44,000	44,179
8.00%, 08/01/29 - 02/01/31	91	105
7.00%, 07/01/32	12	13
2.33%, 11/01/35 (i)	93	95
2.61%, 05/01/36 (i)	553	566
2.75%, 05/01/36 (i)	554	574
2.79%, 08/01/36 (i)	577	596
2.64%, 09/01/36 (i)	573	587
4.00%, 10/01/39 - 01/01/41	45,999	45,808
4.50%, 01/01/40 - 01/15/41 , TBA (g)	83,000	85,192
3.50%, 01/01/41 - 01/01/41	7,000	6,692
5.50%, 01/15/41, TBA (g)	53,000	56,702
REMIC, 10.40%, 04/25/19	1	1

		383,034
Government National Mortgage Association - 3.0%
Government National Mortgage Association
3.95%, 07/15/25	1,100	1,105
6.00%, 06/15/34 - 01/15/39	944	1,051
4.50%, 06/15/39 - 10/15/39	280	294
5.00%, 07/15/39	88	95
3.50%, 01/15/41, TBA (g)	22,000	21,182
5.00%, 01/15/41, TBA (g)	7,000	7,441
4.50%, 02/15/41, TBA (g)	1,000	1,036

		32,204

Total Government and Agency Obligations (cost $639,546)		643,964

COMMON STOCKS - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f) (q)	491	—

	Shares/Par (p)	Value
MATERIALS - 0.0%
Applied Extrusion Technologies Inc. – Class B (c) (f) (q)	2	—

Total Common Stocks (cost $226)		—

SHORT TERM INVESTMENTS - 40.5%
Investment Company 33.8%
JNL Money Market Fund, 0.08% (a) (h)	356,880	356,880
Securities Lending Collateral 6.7%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	70,316	70,316
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	608	597

		70,913

Total Short Term Investments (cost $427,803)		427,793

Total Investments - 142.3% (cost $1,509,146)		1,503,728
Total Forward Sales Commitments - (2.2)% (proceeds $23,214)		(23,595)
Other Assets and Liabilities, Net - (40.1%) (o)		(423,474)

Total Net Assets - 100.0%		$1,056,659

Forward Sales Commitments - 2.2%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.2%
Federal National Mortgage Association - 2.2%
Federal National Mortgage Association, 3.50%, 01/15/41 , TBA (g)	$7,000	$6,685
Federal National Mortgage Association, 4.00%, 01/15/41 , TBA (g)	17,000	16,910

Total Forward Sales Commitments - 2.2% (proceeds $23,214)		$23,595

JNL/Goldman Sachs Emerging Markets Debt Fund
CORPORATE BONDS AND NOTES - 7.8%
ENERGY - 1.1%
Gazprom Via Gaz Capital SA
5.09%, 11/29/15 (r)	$1,510	$1,544
9.25%, 04/23/19	4,950	6,082
Petroleos de Venezuela SA, 8.50%, 11/02/17	1,150	769

		8,395
FINANCIALS - 6.7%
Barclays Bank Plc-Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Ba2) (f) (q), IDR	82,000,000	10,662
Credit Suisse Nassau-Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody rating N/A) (f) (q), BRL	2,300	2,958
Deutsche Bank AG-Credit Linked Note (Indonesia Government,10.75%, 5/15/2016, Moody rating Ba2) (f) (q), IDR	20,500,000	2,680
Hongkong & Shanghai Banking Corp.-Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Ba2) (f) (q), IDR	65,000,000	8,624

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Hongkong & Shanghai Banking Corp.-Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody rating Ba2) (f) (q), IDR	91,000,000	11,751
JPMorgan Chase & Co., 6.00%, 10/10/12 (q), PHP	40,000	966
JPMorgan Chase & Co.-Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Ba2) (f) (q), IDR	16,100,000	2,039
JPMorgan Chase & Co.-Credit Linked Note (Indonesia Government, 11.00%, 11/15/20, Moody rating Ba2) (f) (q), IDR	20,000,000	2,780
Red Arrow International Leasing Plc, 8.38%, 06/30/12, RUB	22,726	744
RSHB Capital SA, 7.50%, 03/25/13, RUB	244,200	7,984

		51,188

Total Corporate Bonds and Notes (cost $54,606)		59,583

GOVERNMENT AND AGENCY OBLIGATIONS - 58.3%
GOVERNMENT SECURITIES - 58.3%
Sovereign - 56.6%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/12 - 01/01/17, BRL	40,482	22,725
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/21, BRL	27,250	14,466
Chile Government International Bond, 5.50%, 08/05/20, CLP	589,500	1,288
Colombia Government International Bond
7.75%, 04/14/21, COP	16,275,000	10,066
9.85%, 06/28/27, COP	17,063,000	12,553
Egypt Government International Bond, 8.75%, 07/18/12, EGP	5,000	858
Hungary Government International Bond
5.50%, 02/12/14 - 02/12/16 , HUF	3,912,000	17,112
8.00%, 02/12/15, HUF	6,686,000	32,314
Indonesia Government Bond
11.00%, 11/15/20, IDR	25,400,000	3,427
10.50%, 08/15/30, IDR	138,800,000	17,029
Malaysia Government Bond
3.74%, 02/27/15, MYR	53,875	17,737
4.38%, 11/29/19, MYR	57,700	19,267
Mexican Bonos
9.00%, 12/20/12, MXN	179,048	15,534
8.00%, 06/11/20, MXN	62,510	5,421
10.00%, 12/05/24 - 11/20/36 , MXN	182,763	18,408
8.50%, 11/18/38, MXN	57,619	4,966
Mexico Cetes, 0.00%, 02/10/11 (j), MXN	162,640	13,106
Nota Do Tesouro Nacional
10.00%, 01/01/14, BRL	10,725	6,118
6.00%, 08/15/40, BRL	14,300	18,383
Peru Government International Bond, 9.91%, 05/05/15, PEN	7,234	3,126
Philippine Government Bond, 4.95%, 01/15/21, PHP	94,000	2,262
Republic of Argentina
2.84%, 12/15/35 (i), EUR	35,700	5,987
3.72%, 12/15/35, ARS	179,420	6,574
Republic of South Africa Government Bond
13.50%, 09/15/15, ZAR	22,500	4,238
8.00%, 12/21/18, ZAR	17,540	2,651
6.75%, 03/31/21, ZAR	233,220	31,945
10.50%, 12/21/26, ZAR	224,460	40,620
Thailand Government Bond
3.63%, 05/22/15, THB	1,101,700	37,142
4.13%, 11/18/16, THB	380,000	13,085

	Shares/Par (p)	Value
Turkey Government Bond 0.00%,08/08/12 (j), TRY	39,250	22,786
11.00%, 08/06/14, TRY	5,775	4,111
Venezuela Government International Bond
7.75%, 10/13/19	570	386
8.25%, 10/13/24	9,720	6,318

		432,009
Treasury Inflation Index Securities - 1.7%
Poland Government Treasury Inflation Indexed Bond, 3.00%, 08/24/16 (n), PLN	37,620	12,906

Total Government and Agency Obligations (cost $429,621)		444,915

SHORT TERM INVESTMENTS - 29.6%
Investment Company 27.7%
JNL Money Market Fund, 0.08% (a) (h)	211,959	211,959
Treasury Securities 1.9%
Bank of Thailand Treasury Bill
0.06%, 08/04/11, THB	127,500	4,175
0.07%, 10/06/11, THB	107,000	3,496
0.07%, 11/03/11, THB	145,000	4,729
0.06%, 04/21/11, THB	60,000	1,979

		14,379

Total Short Term Investments (cost $226,198)		226,338

Total Investments - 95.7% (cost $710,425)		730,836
Other Assets and Liabilities, Net - 4.3% (o)		32,498

Total Net Assets - 100.0%		$763,334

JNL/Goldman Sachs Mid Cap Value Fund * (x)
COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 11.8%
CBS Corp. - Class B	457	$8,698
DISH Network Corp. - Class A (c)	368	7,230
Lear Corp. (c)	86	8,474
Liberty Media Corp. - Interactive (c)	396	6,250
Newell Rubbermaid Inc.	326	5,919
TRW Automotive Holdings Corp. (c)	98	5,180
Other Securities		17,819

		59,570
CONSUMER STAPLES - 4.9%
ConAgra Foods Inc.	211	4,769
JM Smucker Co.	120	7,867
Other Securities		12,297

		24,933
ENERGY - 11.0%
Alpha Natural Resources Inc. (c)	99	5,915
Cameron International Corp. (c)	121	6,126
Forest Oil Corp. (c)	219	8,317
Newfield Exploration Co. (c)	194	14,003
QEP Resources Inc.	180	6,552
Range Resources Corp.	100	4,511
Weatherford International Ltd. (c)	357	8,144
Other Securities		2,353

		55,921

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
FINANCIALS - 28.2%
Boston Properties Inc.	61	5,269
Equity Residential	163	8,460
Everest Re Group Ltd.	96	8,126
Fifth Third Bancorp	532	7,806
Genworth Financial Inc. - Class A (c)	409	5,377
Hartford Financial Services Group Inc.	273	7,229
Host Hotels & Resorts Inc.	292	5,223
Invesco Ltd.	313	7,527
Marsh & McLennan Cos. Inc.	196	5,366
MFA Financial Inc.	554	4,523
Principal Financial Group Inc.	331	10,778
SLM Corp. (c)	513	6,463
SunTrust Banks Inc.	258	7,625
Ventas Inc.	102	5,364
WR Berkley Corp.	208	5,705
XL Group Plc	228	4,974
Other Securities		36,658

		142,473

HEALTH CARE - 6.0%
Aetna Inc.	220	6,708
Biogen Idec Inc. (c)	108	7,272
Kinetic Concepts Inc. (c)	114	4,793
Other Securities		11,494

		30,267
INDUSTRIALS - 9.3%
Eaton Corp.	52	5,243
Kansas City Southern (c)	98	4,674
Parker Hannifin Corp.	65	5,575
Pentair Inc.	173	6,309
Other Securities		25,434

		47,235

INFORMATION TECHNOLOGY - 6.6%
Adobe Systems Inc. (c)	164	5,040
BMC Software Inc. (c)	105	4,939
ON Semiconductor Corp. (c)	472	4,667
Other Securities		18,552

		33,198

MATERIALS - 5.2%
Huntsman Corp.	456	7,125
Other Securities		19,330

		26,455

TELECOMMUNICATION SERVICES - 3.3%
CenturyLink Inc.	165	7,623
Sprint Nextel Corp. (c)	1,696	7,175
Other Securities		1,825

		16,623

UTILITIES - 10.5%
CMS Energy Corp.	314	5,835
Northeast Utilities	149	4,762
PPL Corp.	207	5,440
SCANA Corp. (e)	146	5,925
Sempra Energy	96	5,030
Xcel Energy Inc.	348	8,188
Other Securities		18,201

		53,381

Total Common Stocks (cost $414,505)		490,056

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 6.3%
Investment Company - 4.6%
JNL Money Market Fund, 0.08% (a) (h)	23,029	23,029
Securities Lending Collateral 1.7%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	8,112	8,112
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	672	661

		8,773

Total Short Term Investments (cost $31,813)		31,802

Total Investments - 103.1% (cost $446,318)		521,858
Other Assets and Liabilities, Net - (3.1%)		(15,767)

Total Net Assets - 100.0%		$506,091

JNL/Goldman Sachs U.S. Equity Flex Fund * (x)
COMMON STOCKS - 126.2%
CONSUMER DISCRETIONARY - 18.9%
CBS Corp. - Class B (o)	105	$2,008
Comcast Corp. - Class A (o)	117	2,561
DISH Network Corp. - Class A (c) (o)	123	2,413
Ford Motor Co. (c) (o)	106	1,778
General Motors Co. (c) (o)	41	1,525
Guess? Inc.	25	1,174
Johnson Controls Inc.	29	1,105
Lear Corp. (c)	25	2,501
Liberty Media Corp. - Interactive (c) (o)	70	1,108
Newell Rubbermaid Inc. (o)	77	1,396
Target Corp.	24	1,455
Other Securities		2,793

		21,817
CONSUMER STAPLES - 9.5%
General Mills Inc. (o)	72	2,558
PepsiCo Inc. (o)	23	1,534
Procter & Gamble Co. (o)	20	1,305
Unilever NV - NYS (o)	44	1,375
Wal-Mart Stores Inc. (o)	33	1,800
Other Securities		2,442

		11,014
ENERGY - 15.0%
Forest Oil Corp. (c) (o)	51	1,933
Halliburton Co. (o)	33	1,366
Newfield Exploration Co. (c) (o)	56	4,022
Occidental Petroleum Corp. (o)	39	3,803
Range Resources Corp. (o)	43	1,916
Schlumberger Ltd.	22	1,867
Weatherford International Ltd. (c)	81	1,838
Other Securities		538

		17,283
FINANCIALS - 23.2%
AFLAC Inc. (o)	36	2,003
Bank of America Corp. (o)	194	2,595
Bank of New York Mellon Corp. (o)	53	1,614
Franklin Resources Inc.	13	1,401
Invesco Ltd. (o)	62	1,492
JPMorgan Chase & Co. (o)	102	4,322

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Prudential Financial Inc. (o)	37	2,195
State Street Corp.	27	1,266
SunTrust Banks Inc.	44	1,291
Travelers Cos. Inc. (o)	39	2,156
U.S. Bancorp (o)	97	2,624
Other Securities		3,793

		26,752

HEALTH CARE - 13.6%
Baxter International Inc. (o)	59	2,981
Biogen Idec Inc. (c) (o)	38	2,521
Johnson & Johnson (o)	42	2,602
Merck & Co. Inc. (o)	88	3,170
Teva Pharmaceutical Industries Ltd. - ADR (o)	43	2,233
WellPoint Inc. (c)	23	1,312
Other Securities		871

		15,690

INDUSTRIALS - 11.7%
Boeing Co. (o)	40	2,588
Emerson Electric Co. (o)	40	2,264
General Electric Co. (o)	198	3,627
Honeywell International Inc. (o)	77	4,072
Other Securities		975

		13,526

INFORMATION TECHNOLOGY - 24.1%
Adobe Systems Inc. (c) (o)	69	2,123
Apple Inc. (c) (o)	14	4,655
BMC Software Inc. (c) (o)	26	1,242
Cisco Systems Inc. (c) (o)	68	1,383
EMC Corp. (c) (o)	139	3,192
Google Inc. - Class A (c)	6	3,475
Microsoft Corp. (o)	123	3,445
Oracle Corp. (o)	100	3,116
Parametric Technology Corp. (c) (o)	53	1,183
QUALCOMM Inc. (o)	34	1,705
Texas Instruments Inc. (o)	43	1,401
Other Securities		917

		27,837

MATERIALS - 4.4%
Dow Chemical Co. (o)	40	1,353
Freeport-McMoRan Copper & Gold Inc.	12	1,418
Huntsman Corp. (o)	144	2,254

		5,025

TELECOMMUNICATION SERVICES - 2.6%
Sprint Nextel Corp. (c) (o)	588	2,489
Other Securities		555

		3,044
UTILITIES - 3.2%
Entergy Corp.	18	1,264
PG&E Corp.	29	1,370
Other Securities		1,092

		3,726

Total Common Stocks (cost $133,023)		145,714

SHORT TERM INVESTMENTS - 4.3%

Investment Company - 4.3%
JNL Money Market Fund, 0.08% (a) (h)	4,931	4,931

Total Short Term Investments (cost $4,931)		4,931

	Shares/Par (p)	Value
Total Investments - 130.5% (cost $137,954)		150,645
Total Securities Sold Short - (30.5)% (proceeds $32,863)		(35,216)
Other Assets and Liabilities, Net - (0.0% )		(25)

Total Net Assets - 100.0%		$115,404

Securities Sold Short - 30.5%
COMMON STOCKS - 30.5%
CONSUMER DISCRETIONARY - 6.2%
AutoNation Inc.	21	$601
Buckle Inc.	12	467
Gentex Corp.	19	558
Genuine Parts Co.	6	295
Gildan Activewear Inc.	11	319
Harman International Industries Inc.	8	373
Hibbett Sports Inc.	10	383
KB Home	23	314
NetFlix Inc.	4	643
New York Times Co. - Class A	150	1,467
Penske Auto Group Inc.	28	495
Pool Corp.	13	283
Starwood Hotels & Resorts Worldwide Inc.	10	609
Toll Brothers Inc.	20	382

		7,189

CONSUMER STAPLES - 0.9%
Campbell Soup Co.	16	544
Kimberly-Clark Corp.	9	553

		1,097

ENERGY - 3.6%
Marathon Oil Corp.	52	1,938
Noble Corp.	32	1,142
Transocean Ltd.	16	1,132

		4,212

FINANCIALS - 3.2%
ACE Ltd.	6	391
eHealth Inc.	37	528
Jefferies Group Inc.	23	619
MetLife Inc.	8	349
T. Rowe Price Group Inc.	10	670
TCF Financial Corp.	73	1,088
Other Securities		44

		3,689

HEALTH CARE - 5.4%
Align Technology Inc.	37	714
AMERIGROUP Corp.	13	577
Bristol-Myers Squibb Co.	31	829
Centene Corp.	23	586
Intuitive Surgical Inc.	2	611
NuVasive Inc.	18	455
Perrigo Co.	14	880
Pfizer Inc.	49	854
Stryker Corp.	13	692

		6,198

INDUSTRIALS - 2.1%
General Dynamics Corp.	5	346
Joy Global Inc.	9	753
Northrop Grumman Corp.	9	568
Precision Castparts Corp.	5	710

		2,377

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value

INFORMATION TECHNOLOGY - 4.2%
Novellus Systems Inc.	40	1,299
Red Hat Inc.	28	1,300
SAIC Inc.	43	685
SAP AG - ADR	17	858
Tech Data Corp.	16	709

		4,851

MATERIALS - 1.0%
EI Du Pont de Nemours & Co.	23	1,158

TELECOMMUNICATION SERVICES - 2.8%
Telefonos de Mexico SAB de CV - ADR	58	933
US Cellular Corp.	20	1,006
Verizon Communications Inc.	16	589
Windstream Corp.	49	680

		3,208

UTILITIES - 1.1%
Exelon Corp.	18	737
Piedmont Natural Gas Co. Inc.	18	500

		1,237

Total Securities Sold Short - 30.5% (proceeds $32,863)		$35,216

JNL/Invesco Global Real Estate Fund * (x)
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 0.7%
Other Securities		$5,021

FINANCIALS - 97.6%
Real Estate Investment Trusts - 66.9%
Diversified - REITS - 21.1%
British Land Co. Plc	787	6,437
Corio NV	111	7,151
Digital Realty Trust Inc. (e)	179	9,216
Goodman Group	14,771	9,820
Hammerson Plc	734	4,774
Land Securities Group Plc	795	8,358
Liberty Property Trust	212	6,766
Stockland	3,437	12,654
Unibail-Rodamco SE (c)	66	13,048
Vornado Realty Trust	153	12,745
Other Securities		48,758

		139,727

Industrial - REITS - 2.3%
ProLogis	870	12,562
Other Securities		2,801

		15,363
Office - REITS - 9.5%
Alexandria Real Estate Equities Inc.	80	5,895
Boston Properties Inc.	86	7,366
Highwoods Properties Inc.	169	5,376
Japan Real Estate Investment Corp.	1	7,003
Nippon Building Fund Inc. (e)	—	5,011
SL Green Realty Corp.	96	6,507
Other Securities		25,446

		62,604
Residential - REITS - 7.0%
AvalonBay Communities Inc.	46	5,205
Camden Property Trust	188	10,169
Equity Residential	146	7,597

	Shares/Par (p)	Value
Essex Property Trust Inc. (e)	80	9,178
UDR Inc.	207	4,857
Other Securities		9,477

		46,483

Retail - REITS - 18.4%
CFS Retail Property Trust	4,470	8,047
Kimco Realty Corp.	714	12,877
Link REIT	2,127	6,607
Macerich Co.	199	9,407
Primaris Retail Real Estate Investment Trust	241	4,744
Regency Centers Corp.	221	9,339
RioCan Real Estate Investment Trust	232	5,138
Simon Property Group Inc.	285	28,306
Westfield Group	1,469	14,392
Other Securities		22,782

		121,639

Specialized - REITS - 8.6%
Health Care REIT Inc.	244	11,645
Host Hotels & Resorts Inc.	834	14,907
Nationwide Health Properties Inc.	169	6,147
Senior Housing Properties Trust	290	6,364
Other Securities		17,916

		56,979

Real Estate Management & Development - 30.7%
Real Estate Operating Companies - 25.2%
Agile Property Holdings Ltd.	3,654	5,378
Brookfield Properties Corp.	309	5,457
CapitaLand Ltd.	3,190	9,222
China Overseas Land & Investment Ltd. (e)	4,381	8,105
Hang Lung Properties Ltd.	1,839	8,600
Hongkong Land Holdings Ltd. (e)	1,844	13,314
Hysan Development Co. Ltd.	1,092	5,142
Keppel Land Ltd. (e)	1,579	5,906
Kerry Properties Ltd.	990	5,158
Mitsui Fudosan Co. Ltd.	956	18,999
Sino Land Co.	3,840	7,183
Sumitomo Realty & Development Co. Ltd.	396	9,421
Sun Hung Kai Properties Ltd.	1,888	31,358
Wharf Holdings Ltd.	1,428	10,986
Other Securities		22,402

		166,631

Real Estate Services - 5.5%
Mitsubishi Estate Co. Ltd.	1,062	19,627
Other Securities		16,777

		36,404

Total Common Stocks (cost $577,810)		650,851

SHORT TERM INVESTMENTS - 6.0%
Investment Company - 1.3%
JNL Money Market Fund, 0.08% (a) (h)	8,743	8,743
Securities Lending Collateral - 4.7%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	29,376	29,376
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	1,525	1,500

		30,876

Total Short Term Investments (cost $39,644)		39,619

Total Investments - 104.3% (cost $617,454)		690,470
Other Assets and Liabilities, Net - (4.3%)		(28,682)

Total Net Assets - 100.0%		$661,788

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
JNL/Invesco International Growth Fund * (x)

COMMON STOCKS - 93.4%

CONSUMER DISCRETIONARY - 17.6%
Adidas AG	112	$7,378
Bayerische Motoren Werke AG	110	8,635
Compass Group Plc	1,163	10,538
Grupo Televisa SA - ADR (c)	234	6,066
Hyundai Mobis (c)	38	9,398
Puma AG Rudolf Dassler Sport	17	5,554
Reed Elsevier Plc	676	5,710
Yamada Denki Co. Ltd.	93	6,298
Other Securities		44,135

		103,712

CONSUMER STAPLES - 13.0%
Anheuser-Busch InBev NV	164	9,395
British American Tobacco Plc	190	7,312
Imperial Tobacco Group Plc	344	10,562
Koninklijke Ahold NV	432	5,708
Nestle SA	206	12,046
Reckitt Benckiser Group Plc	99	5,445
Tesco Plc	1,176	7,795
Other Securities		18,442

		76,705

ENERGY - 10.3%
BG Group Plc	368	7,438
Canadian Natural Resources Ltd.	122	5,446
Gazprom OAO - ADR	246	6,222
Royal Dutch Shell Plc - B Shares	180	5,923
Suncor Energy Inc.	142	5,484
WorleyParsons Ltd. (e)	292	7,983
Other Securities		22,317

		60,813

FINANCIALS - 9.4%
Banco Bradesco SA - ADR (e)	431	8,744
BNP Paribas	98	6,222
Industrial & Commercial Bank of China	11,144	8,301
Julius Baer Group Ltd.	117	5,462
United Overseas Bank Ltd.	474	6,722
Other Securities		19,651

		55,102

HEALTH CARE - 13.5%
Bayer AG	78	5,768
Cochlear Ltd. (e)	92	7,532
CSL Ltd.	156	5,782
Novartis AG	144	8,474
Novo-Nordisk A/S	92	10,311
Roche Holding AG	80	11,779
Shire Plc	442	10,642
Teva Pharmaceutical Industries Ltd. - ADR	226	11,785
Other Securities		7,617

		79,690

INDUSTRIALS - 10.0%
Fanuc Ltd.	69	10,501
Hutchison Whampoa Ltd.	620	6,381
Keppel Corp. Ltd.	1,100	9,703
Nidec Corp.	127	12,755
TNT NV	209	5,522
Other Securities		14,062

		58,924

	Shares/Par (p)	Value

INFORMATION TECHNOLOGY - 7.9%
Canon Inc. (e)	108	5,522
Infosys Technologies Ltd. - ADR	115	8,717
Keyence Corp.	21	5,938
Taiwan Semiconductor Manufacturing Co. Ltd.	3,319	8,083
Other Securities		18,207

		46,467

MATERIALS - 3.0%
BHP Billiton Ltd. (e)	251	11,624
Syngenta AG	21	6,086

		17,710

TELECOMMUNICATION SERVICES - 5.7%
America Movil SAB de CV - ADR	193	11,038
Philippine Long Distance Telephone Co.	108	6,277
Vodafone Group Plc	3,062	7,916
Other Securities		8,036

		33,267

UTILITIES - 3.0%
Centrica Plc	1,512	7,817
International Power Plc	1,418	9,672

		17,489

Total Common Stocks (cost $471,805)		549,879

SHORT TERM INVESTMENTS - 10.9%
Investment Company - 6.4%
JNL Money Market Fund, 0.08% (a) (h)	37,733	37,733

Securities Lending Collateral 4.5%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	24,856	24,856
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	1,479	1,455

		26,311

Total Short Term Investments (cost $64,068)		64,044

Total Investments - 104.3% (cost $535,873)		613,923
Other Assets and Liabilities, Net - (4.3%)		(25,430)

Total Net Assets - 100.0%		$588,493

JNL/Invesco Large Cap Growth Fund * (x)

COMMON STOCKS - 97.5%

CONSUMER DISCRETIONARY - 13.5%
Amazon.com Inc. (c)	64	$11,511
Comcast Corp. - Class A	779	17,107
DirecTV - Class A (c)	231	9,227
Ford Motor Co. (c)	487	8,174
Las Vegas Sands Corp. (c)	183	8,423
Limited Brands Inc.	447	13,747
Ross Stores Inc.	124	7,821
Starwood Hotels & Resorts Worldwide Inc.	147	8,948
Other Securities		38,435

		123,393

CONSUMER STAPLES - 2.7%
Mead Johnson Nutrition Co.	261	16,226
Other Securities		7,908

		24,134

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
ENERGY - 12.5%
Cameron International Corp. (c)	203	10,275
EOG Resources Inc.	146	13,301
Halliburton Co.	446	18,213
National Oilwell Varco Inc.	158	10,650
Peabody Energy Corp.	256	16,405
Schlumberger Ltd.	223	18,611
Transocean Ltd. (c)	191	13,242
Weatherford International Ltd. (c)	586	13,366

		114,063
FINANCIALS - 4.8%
Ameriprise Financial Inc.	227	13,089
Franklin Resources Inc.	95	10,515
JPMorgan Chase & Co.	223	9,477
Other Securities		10,487

		43,568
HEALTH CARE - 9.4%
Baxter International Inc.	175	8,881
Covidien Plc	198	9,059
Gilead Sciences Inc. (c)	449	16,279
Hospira Inc. (c)	241	13,408
Other Securities		37,662

		85,289
INDUSTRIALS - 11.4%
CH Robinson Worldwide Inc.	135	10,842
Deere & Co.	135	11,238
Goodrich Corp.	213	18,745
Honeywell International Inc.	174	9,265
Ingersoll-Rand Plc	318	14,952
Union Pacific Corp.	172	15,924
WW Grainger Inc.	64	8,857
Other Securities		13,806

		103,629
INFORMATION TECHNOLOGY - 32.3%
Apple Inc. (c)	213	68,569
Baidu.com - ADR (c)	202	19,534
Broadcom Corp. - Class A	201	8,772
Cisco Systems Inc. (c)	539	10,896
Citrix Systems Inc. (c)	148	10,138
Cognizant Technology Solutions Corp. – Class A (c)	152	11,121
EMC Corp. (c)	917	21,002
Google Inc. - Class A (c)	39	23,166
Oracle Corp.	701	21,931
QUALCOMM Inc.	233	11,535
Rovi Corp. (c)	292	18,109
Salesforce.com Inc. (c)	69	9,062
Visa Inc. - Class A	401	28,188
Xilinx Inc.	310	8,977
Other Securities		23,685

		294,685
MATERIALS - 8.7%
Barrick Gold Corp.	291	15,476
Monsanto Co.	472	32,850
Potash Corp. of Saskatchewan Inc. (c)	156	24,223
Other Securities		7,036

		79,585
TELECOMMUNICATION SERVICES - 2.2%
America Movil SAB de CV - ADR	151	8,655

	Shares/Par (p)	Value
American Tower Corp. - Class A (c)	228	11,773

		20,428

Total Common Stocks (cost $742,746)		888,774

SHORT TERM INVESTMENTS - 2.7%
Investment Company - 2.0%
JNL Money Market Fund, 0.08% (a) (h)	18,815	18,815
Securities Lending Collateral 0.7%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	5,726	5,726
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	526	518

		6,244

Total Short Term Investments (cost $25,067)		25,059

Total Investments - 100.2% (cost $767,813)		913,833
Other Assets and Liabilities, Net - (0.2%)		(2,120)

Total Net Assets - 100.0%		$911,713

JNL/Invesco Small Cap Growth Fund * (x)
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 17.4%
Dick’s Sporting Goods Inc. (c)	33	$1,247
DSW Inc. - Class A (c)	30	1,162
Foot Locker Inc.	62	1,215
Group 1 Automotive Inc. (e)	32	1,350
Penn National Gaming Inc. (c)	40	1,402
PF Chang’s China Bistro Inc. (e)	31	1,526
Tenneco Inc. (c)	30	1,240
Tractor Supply Co.	30	1,456
TRW Automotive Holdings Corp. (c)	42	2,212
Williams-Sonoma Inc.	43	1,534
Other Securities		11,829

		26,173
CONSUMER STAPLES - 1.9%
Other Securities		2,869
ENERGY - 8.2%
Carrizo Oil & Gas Inc. (c)	37	1,289
Dresser-Rand Group Inc. (c)	28	1,176
Dril-Quip Inc. (c)	17	1,297
FMC Technologies Inc. (c)	16	1,434
Frontier Oil Corp. (c)	66	1,190
James River Coal Co. (c)	46	1,155
Patterson-UTI Energy Inc.	56	1,205
SandRidge Energy Inc. (c) (e)	175	1,283
Other Securities		2,340

		12,369
FINANCIALS - 5.9%
Affiliated Managers Group Inc. (c)	15	1,473
ProAssurance Corp. (c)	19	1,173
SVB Financial Group (c)	26	1,379
Other Securities		4,921

		8,946
HEALTH CARE - 14.3%
Allscripts Healthcare Solutions Inc. (c)	64	1,238
BioMarin Pharmaceutical Inc. (c)	48	1,281
Chemed Corp.	22	1,414

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Other Securities		17,509

		21,442
INDUSTRIALS - 14.3%
Corrections Corp. of America (c)	48	1,215
CoStar Group Inc. (c) (e)	26	1,524
HUB Group Inc. - Class A (c)	39	1,386
Knight Transportation Inc. (e)	69	1,317
Regal - Beloit Corp.	24	1,604
TransDigm Group Inc. (c)	33	2,349
Wabtec Corp.	26	1,393
WESCO International Inc. (c)	23	1,188
Other Securities		9,469

		21,445

INFORMATION TECHNOLOGY - 28.8%
Ciena Corp. (c) (e)	80	1,694
F5 Networks Inc. (c)	10	1,244
Finisar Corp. (c)	53	1,584
Hittite Microwave Corp. (c) (e)	23	1,376
Informatica Corp. (c) (e)	50	2,182
Lawson Software Inc. (c)	149	1,380
Micros Systems Inc. (c)	30	1,298
Microsemi Corp. (c)	65	1,488
NetGear Inc. (c)	35	1,175
Nice Systems Ltd. - ADR (c)	36	1,246
Polycom Inc. (c)	51	1,971
Quest Software Inc. (c)	55	1,516
SuccessFactors Inc. (c)	51	1,479
Teradyne Inc. (c)	86	1,202
Other Securities		22,547

		43,382

MATERIALS - 4.4%
Grief Inc. - Class A	23	1,439
Intrepid Potash Inc. (c) (e)	33	1,229
Rockwood Holdings Inc. (c)	30	1,183
Other Securities		2,698

		6,549

TELECOMMUNICATION SERVICES - 1.1%
SBA Communications Corp. (c)	39	1,591

UTILITIES - 0.7%
Other Securities		1,101

Total Common Stocks (cost $116,684)		145,867

SHORT TERM INVESTMENTS - 12.0%

Investment Company - 3.0%
JNL Money Market Fund, 0.08% (a) (h)	4,579	4,579

Securities Lending Collateral 9.0%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	13,000	13,000
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	463	456

		13,456

Total Short Term Investments (cost $18,042)		18,035

Total Investments - 109.0% (cost $134,726)		163,902
Other Assets and Liabilities, Net - (9.0%)		(13,489)

Total Net Assets - 100.0%		$ 150,413

	Shares/Par (p)	Value
JNL/Ivy Asset Strategy Fund * (x)
COMMON STOCKS - 71.1%
CONSUMER DISCRETIONARY - 22.2%
Bayerische Motoren Werke AG	113	$8,850
CBS Corp. - Class B	411	7,828
Compagnie Financiere Richemont SA	247	14,531
Hyundai Motor Co. (c)	165	25,146
Las Vegas Sands Corp. (c)	151	6,952
Li & Fung Ltd.	1,758	10,200
LVMH Moet Hennessy Louis Vuitton SA	82	13,423
Nike Inc. - Class B	104	8,918
Sands China Ltd. (c) (r)	14,327	31,482
Starwood Hotels & Resorts Worldwide Inc.	355	21,577
Wynn Macau Ltd. (c)	8,389	18,780
Wynn Resorts Ltd.	463	48,084
Other Securities		1,402

		217,173

CONSUMER STAPLES - 2.7%
Hengan International Group Co. Ltd.	666	5,745
Mead Johnson Nutrition Co.	145	9,001
Philip Morris International Inc.	198	11,560

		26,306

ENERGY - 8.0%
ConocoPhillips	311	21,159
Halliburton Co.	504	20,576
Schlumberger Ltd.	235	19,635
SeaDrill Ltd.	356	12,139
Other Securities		4,211

		77,720

FINANCIALS - 13.1%
AIA Group Ltd. (c) (r)	4,234	11,903
Banco Santander Brasil SA - ADR	770	10,473
Banco Santander SA	885	9,426
BOC Hong Kong Holdings Ltd.	2,093	7,121
China Life Insurance Co. Ltd.	1,486	6,070
China Pacific Insurance Group Co. Ltd.	4,230	17,577
Credit Suisse Group AG	115	4,632
Goldman Sachs Group Inc.	29	4,910
HDFC Bank Ltd.	65	3,432
ICICI Bank Ltd.	526	13,465
Itau Unibanco Holding SA - ADR (c)	390	9,373
Standard Chartered Plc	843	22,675
Other Securities		6,838

		127,895

HEALTH CARE - 0.2%
Other Securities		1,703

INDUSTRIALS - 4.9%
Cathay Pacific Airways Ltd. (c)	1,206	3,328
Cummins Inc.	99	10,902
Tata Motors Ltd.	333	9,746
Volvo AB - Class B (c)	566	9,969
Other Securities		13,701

		47,646

INFORMATION TECHNOLOGY - 13.5%
Apple Inc. (c) (o)	97	31,272
ASML Holding NV	172	6,654
Baidu.com - ADR (c)	180	17,385
Cognizant Technology Solutions Corp. – Class A (c)	303	22,236
First Solar Inc. (c)	70	9,058
Juniper Networks Inc. (c)	211	7,779

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
NetApp Inc. (c)	324	17,813
Oracle Corp.	278	8,704
Tencent Holdings Ltd.	435	9,455
Other Securities		1,901

		132,257

MATERIALS - 5.7%
Freeport-McMoRan Copper & Gold Inc.	164	19,683
PTT Chemical PCL - NVDR (c) (r)	1,328	6,474
Rio Tinto Ltd.	71	6,189
Vale SA - ADR (c)	303	10,457
Xstrata Plc	533	12,506

		55,309

TELECOMMUNICATION SERVICES - 0.8%
China Mobile Ltd.	803	7,975

Total Common Stocks (cost $574,321)		693,984

PREFERRED STOCKS - 5.3%

CONSUMER DISCRETIONARY - 4.7%
Volkswagen AG	238	38,776
Volkswagen AG Rights, Convertible Preferred (r)	42	6,853

		45,629

INDUSTRIALS - 0.6%
Volvo (r)	350	6,168

Total Preferred Stocks (cost $34,494)		51,797

OPTIONS - 0.7%
Other Securities		6,638

Total Options (cost $6,529)		6,638

PRECIOUS METALS - 11.3%
Gold Bullion	77,973	110,710

Total Precious Metals (cost $96,856)		110,710

SHORT TERM INVESTMENTS - 10.4%

Investment Company - 10.4%
JNL Money Market Fund, 0.08% (a) (h)	100,979	100,979

Total Short Term Investments (cost $100,979)		100,979

Total Investments - 98.8% (cost $813,179)		964,108
Other Assets and Liabilities, Net - 1.2%		11,737

Total Net Assets - 100.0%		$975,845

JNL/JPMorgan International Value Fund * (x)

COMMON STOCKS - 95.7%

CONSUMER DISCRETIONARY - 6.8%
Daimler AG (c)	101	$6,838
InterContinental Hotels Group Plc	327	6,342
Nissan Motor Co. Ltd.	1,231	11,643
Sodexo SA	89	6,145
Other Securities		10,013

		40,981
CONSUMER STAPLES - 2.5%
Unilever NV	257	8,007

	Shares/Par (p)	Value
Other Securities		7,258

		15,265

ENERGY - 8.8%
BP Plc (c)	1,948	14,136
JX Holdings Inc.	1,034	6,996
Royal Dutch Shell Plc - A Shares	791	26,359
Other Securities		6,069

		53,560

FINANCIALS - 24.9%
Allianz SE	97	11,567
Banco Bilbao Vizcaya Argentaria SA (e)	599	6,107
Barclays Plc	1,868	7,619
BNP Paribas	152	9,656
DnB NOR ASA	602	8,469
Erste Group Bank AG	132	6,216
HSBC Holdings Plc	1,069	10,848
ING Groep NV (c)	1,091	10,614
QBE Insurance Group Ltd.	477	8,853
Societe Generale	110	5,912
Sumitomo Mitsui Financial Group Inc.	438	15,515
Sun Hung Kai Properties Ltd.	356	5,913
Zurich Financial Services AG	38	9,945
Other Securities		34,106

		151,340

HEALTH CARE - 5.7%
Bayer AG	144	10,654
GlaxoSmithKline Plc	527	10,189
Sanofi-Aventis SA	213	13,596

		34,439

INDUSTRIALS - 15.6%
East Japan Railway Co.	90	5,808
Hutchison Whampoa Ltd.	830	8,543
Koninklijke Philips Electronics NV	213	6,527
Mitsubishi Electric Corp.	691	7,220
Mitsui & Co. Ltd.	500	8,229
Orkla ASA	626	6,111
Schneider Electric SA	55	8,291
Siemens AG	97	12,049
Other Securities		32,168

		94,946

INFORMATION TECHNOLOGY- 7.7%
FUJIFILM Holdings Corp.	253	9,116
Fujitsu Ltd.	927	6,423
Nokia Oyj	608	6,302
Ricoh Co. Ltd.	463	6,751
Samsung Electronics Co. Ltd.	9	7,612
Other Securities		10,381

		46,585

MATERIALS - 6.0%
First Quantum Minerals Ltd. (e)	80	8,687
Rhodia SA	278	9,178
Other Securities		18,680

		36,545

TELECOMMUNICATION SERVICES - 10.7%
BT Group Plc	2,478	6,986
KDDI Corp.	1	8,454
Koninklijke KPN NV	456	6,660
Nippon Telegraph & Telephone Corp.	145	6,590
Telefonica SA	623	14,223
Vodafone Group Plc	6,583	17,017

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Other Securities		5,309

		65,239

UTILITIES - 7.0%
Centrica Plc	1,642	8,487
GDF Suez	402	14,428
International Power Plc	853	5,823
National Grid Plc	1,014	8,740
Other Securities		5,268

		42,746

Total Common Stocks (cost $528,248)		581,646

PREFERRED STOCKS - 1.5%

CONSUMER DISCRETIONARY - 1.5%
Volkswagen AG	55	9,019

Total Preferred Stocks (cost $5,333)		9,019

SHORT TERM INVESTMENTS - 5.4%

Investment Company - 1.8%
JNL Money Market Fund, 0.08% (a) (h)	11,098	11,098

Securities Lending Collateral 3.6%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	20,804	20,804
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	1,334	1,312

		22,116

Total Short Term Investments (cost $33,236)		33,214

Total Investments - 102.6% (cost $566,817)		623,879
Other Assets and Liabilities, Net - (2.6%)		(15,934)

Total Net Assets - 100.0%		$607,945

JNL/JPMorgan Mid Cap Growth Fund * (x)

COMMON STOCKS - 97.6%

CONSUMER DISCRETIONARY - 17.8%
Coach Inc.	59	$3,280
Dick’s Sporting Goods Inc. (c)	70	2,617
Gentex Corp.	98	2,887
Harley-Davidson Inc.	103	3,564
Harman International Industries Inc. (c)	56	2,574
Lamar Advertising Co. - Class A (c)	100	3,980
Scripps Networks Interactive Inc. - Class A	52	2,675
Sotheby’s - Class A (e)	53	2,385
Starwood Hotels & Resorts Worldwide Inc.	43	2,638
Other Securities		14,819

		41,419

CONSUMER STAPLES - 0.5%
Other Securities		1,229

ENERGY - 6.1%
Cameron International Corp. (c)	60	3,055
Concho Resources Inc. (c)	50	4,366
Forest Oil Corp. (c)	67	2,540
Newfield Exploration Co. (c)	32	2,293
Other Securities		2,009

		14,263

	Shares/Par (p)	Value
FINANCIALS - 9.9%
Invesco Ltd.	120	2,880
Lazard Ltd. - Class A	60	2,382
T. Rowe Price Group Inc.	53	3,443
Other Securities		14,310

		23,015

HEALTH CARE - 11.5%
Alexion Pharmaceuticals Inc. (c)	27	2,183
Brookdale Senior Living Inc. (c)	106	2,272
Coventry Health Care Inc. (c)	103	2,714
DaVita Inc. (c)	41	2,842
Lincare Holdings Inc.	107	2,863
Thoratec Corp. (c)	81	2,297
Valeant Pharmaceuticals International Inc.	159	4,484
Other Securities		7,127

		26,782

INDUSTRIALS - 19.1%
Avis Budget Group Inc. (c) (e)	147	2,287
Carlisle Cos. Inc.	66	2,639
Cummins Inc.	54	5,900
Delta Air Lines Inc. (c)	219	2,763
Goodrich Corp.	35	3,082
Hubbell Inc. - Class B	42	2,538
Precision Castparts Corp.	16	2,184
Rockwell Automation Inc.	42	3,012
Stericycle Inc. (c)	32	2,586
Wabtec Corp. (e)	52	2,724
WW Grainger Inc.	29	3,950
Other Securities		10,770

		44,435

INFORMATION TECHNOLOGY - 28.3%
Agilent Technologies Inc. (c)	102	4,205
Amphenol Corp. - Class A	66	3,487
Broadcom Corp. - Class A	57	2,499
Cognizant Technology Solutions Corp. – Class A (c)	39	2,829
F5 Networks Inc. (c)	25	3,202
Juniper Networks Inc. (c)	73	2,691
Marvell Technology Group Ltd. (c)	173	3,207
Microchip Technology Inc. (e)	68	2,333
Micros Systems Inc. (c)	77	3,395
NetApp Inc. (c)	84	4,622
Red Hat Inc. (c)	50	2,292
Salesforce.com Inc. (c)	21	2,719
Tyco Electronics Ltd.	102	3,604
Varian Semiconductor Equipment Associates Inc. (c)	66	2,455
Other Securities		22,209

		65,749

MATERIALS - 3.5%
Grief Inc. - Class A	38	2,340
Sherwin-Williams Co.	43	3,559
Other Securities		2,097
		7,996

TELECOMMUNICATION SERVICES - 0.9%
Other Securities		2,036

Total Common Stocks (cost $179,851)		226,924

SHORT TERM INVESTMENTS - 8.6%

Investment Company - 2.2%
JNL Money Market Fund, 0.08% (a) (h)	5,111	5,111

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Securities Lending Collateral 6.4%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	14,378	14,378
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	663	652

		15,030

Total Short Term Investments (cost $20,152)		20,141

Total Investments - 106.2% (cost $200,003)		247,065
Other Assets and Liabilities, Net - (6.2%)		(14,494)

Total Net Assets - 100.0%		$232,571

JNL/JPMorgan U.S. Government & Quality Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.6%
ACE Securities Corp. REMIC, 0.39%, 02/25/31 (i)	$389 $	293
AH Mortgage Advance Trust REMIC, 4.21%, 05/10/11 (r)	2,219	2,227
Banc of America Commercial Mortgage Inc. REMIC, 6.41%, 09/11/36 (i) (q)	2,023	2,219
Commercial Mortgage Pass-Through Certificates REMIC, 5.45%, 07/16/34 (q)	2,748	2,760
CompuCredit Acquired Portfolio Voltage Master Trust, 0.43%, 09/15/18 (i) (q)	462	419
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	145	151
Countrywide Alternative Loan Trust REMIC
0.47%, 07/20/46 (i)	1,204	563
0.46%, 12/20/46 (i)	1,433	747
Countrywide Home Equity Loan Trust, 0.55%, 02/15/34 (i)	602	370
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 09/25/34	1,154	1,185
IndyMac Seconds Asset Backed Trust REMIC, 0.39%, 06/25/36 (i)	965	115
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 11/15/38	2,520	2,664
MASTR Adjustable Rate Mortgages Trust REMIC, 2.61%, 02/25/34 (i)	738	640
Morgan Stanley Mortgage Loan Trust REMIC, 2.79%, 10/25/34 (i)	610	574
NCUA Guaranteed Notes, 1.60%, 02/01/17	2,441	2,391
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (r)	4,754	4,775
Provident Funding Mortgage Loan Trust REMIC, 2.83%, 10/25/35 (i)	498	468
SACO I Inc. REMIC, 0.52%, 06/25/36 (i)	441	141
Structured Asset Mortgage Investments Inc. REMIC, 0.47%, 08/25/36 (i)	1,483	926
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	2,810	3,086
Wells Fargo Mortgage Backed Securities Trust REMIC
5.50%, 04/25/22	5,319	5,491
6.00%, 06/25/37	911	848

Total Non-U.S. Government Agency Asset-Backed Securities (cost $36,095)		33,053

	Shares/Par (p)	Value
CORPORATE BONDS AND NOTES - 0.7%

FINANCIALS - 0.7%
General Electric Capital Corp., 3.00%, 12/09/11	2,500	2,560
Morgan Stanley, 3.25%, 12/01/11	2,500	2,565
Wells Fargo & Co., 3.00%, 12/09/11 (e)	1,525	1,562

Total Corporate Bonds and Notes (cost $6,522)		6,687

GOVERNMENT AND AGENCY OBLIGATIONS - 91.3%

GOVERNMENT SECURITIES - 34.3%
Federal Farm Credit Bank - 0.9% (w)
Federal Farm Credit Bank, 5.75%, 12/07/28	7,000	8,052
Federal Home Loan Bank - 1.8% (w)
Federal Home Loan Bank
4.88%, 05/17/17 (e)	10,000	11,273
5.25%, 12/11/20	4,500	5,031

		16,304

Federal National Mortgage Association - 2.3% (w)
Federal National Mortgage Association, 0.00%, 10/09/19 - 11/15/20 (j)	33,000	21,117

		21,117

Sovereign - 3.2%
Financing Corp. Fico, 0.00%, 04/05/19 (j)	5,000	3,751
Israel Government AID Bond, 0.00%, 11/01/21 (j)	10,000	6,382
Residual Funding Strip Principal, 0.00%, 10/15/19 (j)	3,800	2,800
Residual Funding Strip Principal, 0.00%, 07/15/20 - 01/15/30 (j)	12,410	7,057
Tennessee Valley Authority Generic Strip, 0.00%, 01/15/21 - 07/15/21 (j)	14,487	9,242

		29,232

Treasury Inflation Index Securities - 2.7%
U.S. Treasury Inflation Indexed Note
1.38%, 07/15/18 (n)	15,214	16,032
2.00%, 01/15/26 (n)	5,708	6,061
2.38%, 01/15/27 (n)	2,180	2,423

		24,516

U.S. Treasury Securities - 23.4%
U.S. Treasury Bond
0.00%,08/15/21 (e) (j)	25,000	16,816
5.25%, 11/15/28 - 02/15/29	30,000	34,391
5.38%, 02/15/31	13,000	15,176
U.S. Treasury Note
4.63%, 02/15/17 (e)	22,000	24,769
4.75%, 08/15/17	17,000	19,278
3.38%, 11/15/19	75,000	76,564
2.63%, 08/15/20	30,000	28,441

		215,435

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 57.0%
Federal Home Loan Mortgage Corp. - 21.9%
Federal Home Loan Mortgage Corp.
7.00%, 07/01/11 - 08/01/32	244	278
6.50%, 08/01/13	4	5
8.00%, 07/01/20	18	20
6.00%, 11/01/28	213	234
5.00%, 08/01/33 - 12/01/34	4,995	5,307
5.22%, 12/01/35 (i)	4,237	4,493
5.59%, 01/01/37 (i)	495	522
REMIC, 5.00%, 10/15/17 - 02/15/35	90,171	95,907
REMIC, 4.50%, 06/15/18 - 07/15/34	34,202	36,269
REMIC, 5.50%, 01/15/27 - 07/15/40	47,180	50,929
REMIC, 4.00%, 06/15/36	5,000	4,765

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
REMIC, 6.00%, 07/15/37	2,000	2,187
		200,916

Federal National Mortgage Association - 28.3%
Federal National Mortgage Association
12.50%, 09/20/15 - 01/15/16	3	4
12.00%, 01/01/16 - 01/15/16	20	24
5.00%, 02/01/19 - 12/01/39	32,322	34,394
11.50%, 09/01/19	—	—
10.50%, 08/01/20	4	4
4.00%, 02/01/25 - 09/01/25	26,279	27,167
6.50%, 03/01/26 - 03/01/36	2,293	2,557
7.00%, 05/01/26 - 01/01/30	21	24
8.00%, 07/01/29 - 03/01/31	158	182
6.00%, 02/01/31 - 12/01/36	27,910	30,427
7.50%, 02/01/31	29	33
5.50%, 02/01/35 - 10/01/36	18,629	20,100
REMIC, 5.00%, 05/25/18 - 09/25/39	37,209	39,498
REMIC, 4.00%, 01/25/19 - 04/25/30	28,000	26,950
REMIC, 4.50%, 04/25/23 - 02/25/40	27,826	29,112
REMIC, 3.50%, 07/25/33	2,127	2,198
REMIC, 5.50%, 12/25/34 - 11/25/35	16,337	17,879
REMIC, 11.00%, 02/25/40 (i)	1,148	1,126
REMIC, 7.50%, 12/25/41	10,220	11,548
REMIC, 4.68%, 06/25/43	7,882	8,149
REMIC, 6.00%, 12/25/49	2,953	3,254
Federal National Mortgage Association Strip Principal REMIC, 0.00%, 04/25/36 (j)	6,450	5,558

		260,188

Government National Mortgage Association - 6.8%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	3,516	3,911
REMIC, 6.50%, 06/20/28 - 06/16/31	4,601	4,978
REMIC, 5.00%, 09/20/32 - 11/20/36	10,621	11,346
REMIC, 5.50%, 03/20/33 - 02/16/38	25,903	27,966
REMIC, 6.00%, 12/16/33	3,041	3,237
REMIC, 4.50%, 06/20/39	10,000	10,121
Government National Mortgage Association
Interest Only REMIC
6.50%, 11/20/34	425	25
6.14%, 05/16/38 (i)	8,146	1,221

		62,805

Total Government and Agency Obligations (cost $797,999)		838,565

SHORT TERM INVESTMENTS - 7.3%

Investment Company 3.9%
JNL Money Market Fund, 0.08% (a) (h)	36,257	36,257

Securities Lending Collateral 3.4%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	26,408	26,408
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	5,019	4,936

		31,344

Total Short Term Investments (cost $67,683)		67,601

Total Investments - 102.9% (cost $908,299)		945,906
Other Assets and Liabilities, Net - (2.9%)		(27,049)

Total Net Assets - 100.0%		$918,857

	Shares/Par (p)	Value
JNL/Lazard Emerging Markets Fund * (x)

COMMON STOCKS - 93.5%

CONSUMER DISCRETIONARY - 5.2%
Grupo Televisa SA - ADR (c)	710	$18,400
Hyundai Mobis (c)	64	16,118
Truworths International Ltd.	1,412	15,354
Woongjin Coway Co. Ltd. (c)	421	14,950
Other Securities		7,607

		72,429

CONSUMER STAPLES - 11.4%
Fomento Economico Mexicano SAB de CV - ADR	248	13,841
KT&G Corp. (c)	388	22,136
Massmart Holdings Ltd.	589	13,113
Natura Cosmeticos SA (c)	662	19,010
Shoprite Holdings Ltd.	843	12,745
Souza Cruz SA (c)	257	13,978
Tiger Brands Ltd.	474	13,942
Other Securities		49,693

		158,458

ENERGY - 4.4%
Banpu PCL	550	14,359
LUKOIL OAO - ADR	333	18,828
Other Securities		28,139

		61,326

FINANCIALS - 23.4%
Akbank T.A.S.	2,820	15,673
Banco do Brasil SA (c)	2,770	52,436
Bank of India	1,414	14,279
China Construction Bank Corp.	15,768	14,140
Commercial International Bank	1,830	14,941
Korea Life Insurance Co. Ltd.	2,668	18,647
OTP Bank Rt (c) (e)	706	17,038
Punjab National Bank Ltd.	993	27,124
Sanlam Ltd.	4,604	19,515
Shinhan Financial Group Co. Ltd. (c)	894	41,590
Standard Bank Group Ltd.	793	12,954
Turkiye Is Bankasi SA	9,528	33,941
Other Securities		43,367

		325,645

INDUSTRIALS - 5.4%
Murray & Roberts Holdings Ltd.	2,114	12,894
Orascom Construction Industries	379	18,721
Other Securities		42,990

		74,605

INFORMATION TECHNOLOGY - 18.6%
Cielo SA	4,401	35,660
HON HAI Precision Industry Co. Ltd. - GDR	2,565	20,699
MediaTek Inc.	1,590	22,767
Netease.com - ADR (c) (e)	381	13,762
NHN Corp. (c)	134	26,841
Redecard SA	2,523	31,994
Samsung Electronics Co. Ltd.	40	33,212
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,190	27,464
Other Securities		45,325

		257,724

MATERIALS - 14.6%
Cia Siderurgica Nacional SA - ADR (e)	1,250	20,844
First Quantum Minerals Ltd. (e)	223	24,200

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Grupo Mexico SAB de CV (c) (e)	5,940	24,333
Jindal Steel & Power Ltd.	920	14,646
Kumba Iron Ore Ltd. (e)	406	26,195
Pretoria Portland Cement Co. Ltd.	2,668	14,156
Uralkali - GDR (e)	541	19,884
Vale SA - ADR (c)	1,359	46,967
Other Securities		11,090

		202,315

TELECOMMUNICATION SERVICES - 9.3%
America Movil SAB de CV - ADR	366	20,958
Mobile Telesystems - ADR	948	19,792
Philippine Long Distance Telephone Co. – ADR (e)	442	25,761
PT Telekomunikasi Indonesia - ADR (e)	760	27,082
Turkcell Iletisim Hizmet AS	4,392	30,009
Other Securities		5,277

		128,879

UTILITIES - 1.2%
Companhia Energetica de Minas Gerais - ADR (e)	981	16,279

Total Common Stocks (cost $1,061,461)		1,297,660

PREFERRED STOCKS - 2.7%

ENERGY - 0.7%
Other Securities		9,548

MATERIALS - 1.8%
Usinas Siderurgicas de Minas Gerais SA, Class A	2,024	23,365
Other Securities		1,362

		24,727

UTILITIES - 0.2%
Other Securities		3,052

Total Preferred Stocks (cost $37,637)		37,327

SHORT TERM INVESTMENTS - 9.3%

Investment Company - 4.3%
JNL Money Market Fund, 0.08% (a) (h)	60,363	60,363

Securities Lending Collateral 5.0%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	68,109	68,109
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	1,270	1,249

		69,358

Total Short Term Investments (cost $129,742)		129,721

Total Investments - 105.5% (cost $1,228,840)		1,464,708
Other Assets and Liabilities, Net - (5.5%)		(76,679)

Total Net Assets - 100.0%		$1,388,029

JNL/Lazard Mid Cap Equity Fund * (x)
COMMON STOCKS - 94.9%
CONSUMER DISCRETIONARY - 15.4%
AutoZone Inc. (c)	14	$3,816
Darden Restaurants Inc.	57	2,656
DeVry Inc.	56	2,677
International Game Technology	184	3,250

	Shares/Par (p)	Value
Lear Corp. (c)	33	3,267
Mattel Inc.	162	4,125
Newell Rubbermaid Inc.	295	5,370
Stanley Black & Decker Inc.	32	2,167
TJX Cos. Inc.	49	2,166
Other Securities		3,534

		33,028

CONSUMER STAPLES - 8.1%
Avon Products Inc.	95	2,758
Campbell Soup Co.	77	2,676
Molson Coors Brewing Co. - Class B	119	5,967
Ralcorp Holdings Inc. (c)	70	4,525
Other Securities		1,438

		17,364

ENERGY - 10.2%
Arch Coal Inc.	61	2,146
EQT Corp.	63	2,829
Murphy Oil Corp.	32	2,371
Rowan Cos. Inc. (c)	74	2,587
Tidewater Inc.	48	2,584
Williams Cos. Inc.	113	2,803
Other Securities		6,577

		21,897

FINANCIALS - 14.6%
Ameriprise Financial Inc.	101	5,784
City National Corp.	71	4,326
Fifth Third Bancorp	145	2,129
Invesco Ltd.	145	3,486
Macerich Co.	50	2,354
NYSE Euronext	80	2,386
PartnerRe Ltd.	32	2,539
UDR Inc.	91	2,133
Other Securities		6,090

		31,227

HEALTH CARE - 7.2%
CareFusion Corp. (c)	113	2,909
Hospira Inc. (c)	55	3,035
Life Technologies Corp. (c)	45	2,485
Warner Chilcott Plc - Class A (c)	119	2,687
Zimmer Holdings Inc. (c)	55	2,942
Other Securities		1,451

		15,509

INDUSTRIALS - 13.2%
Corrections Corp. of America (c)	123	3,072
Dover Corp.	124	7,225
Equifax Inc.	115	4,098
Foster Wheeler AG (c)	87	2,996
Parker Hannifin Corp.	40	3,443
Rockwell Collins Inc.	80	4,684
Other Securities		2,674

		28,192

INFORMATION TECHNOLOGY - 13.4%
Analog Devices Inc.	111	4,163
BMC Software Inc. (c)	80	3,771
Ingram Micro Inc. - Class A (c)	218	4,164
Intuit Inc. (c)	44	2,164
Symantec Corp. (c)	171	2,868
Teradyne Inc. (c)	168	2,354
Xilinx Inc.	120	3,472
Other Securities		5,659

		28,615

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value

MATERIALS - 8.4%
Ball Corp.	90	6,118
Cliffs Natural Resources Inc.	34	2,629
Compass Minerals International Inc.	39	3,473
Eastman Chemical Co.	28	2,354
Other Securities		3,441

		18,015

UTILITIES - 4.4%
Allegheny Energy Inc.	87	2,109
American Electric Power Co. Inc.	124	4,443
Energen Corp.	60	2,910

		9,462

Total Common Stocks (cost $169,065)		203,309

PREFERRED STOCKS - 0.5%

INDUSTRIALS - 0.5%
Other Securities		1,015

Total Preferred Stocks (cost $1,015)		1,015

SHORT TERM INVESTMENTS - 6.1%

Investment Company - 5.2%
JNL Money Market Fund, 0.08% (a) (h)	11,284	11,284

Securities Lending Collateral 0.9%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	1,230	1,230
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	681	670

		1,900

Total Short Term Investments (cost $13,195)		13,184

Total Investments - 101.5% (cost $183,275)		217,508
Other Assets and Liabilities, Net - (1.5%)		(3,279)

Total Net Assets - 100.0%		$214,229

JNL/M&G Global Basics Fund
COMMON STOCKS - 96.9%

CONSUMER DISCRETIONARY - 8.6%
Compagnie des Alpes (e)	47	$1,483
Compagnie Financiere Richemont SA	33	1,936
Hongkong & Shanghai Hotels	2,460	4,216
Starbucks Corp.	143	4,591
Yum! Brands Inc.	94	4,626

		16,852

CONSUMER STAPLES - 20.8%
Agrana Beteiligungs AG	39	4,107
Baron de Ley SA (c)	16	987
Colgate-Palmolive Co.	64	5,168
Corn Products International Inc.	49	2,250
Elizabeth Arden Inc. (c)	68	1,560
HJ Heinz Co.	5	229
Kellogg Co.	2	92
Kerry Group Plc	128	4,274
Kirin Holdings Co. Ltd.	159	2,224
Marico Ltd.	321	860
Nestle SA	44	2,590
Petra Foods Ltd.	176	230

	Shares/Par (p)	Value
Pilgrim’s Pride Corp. (c)	153	1,083
PZ Cussons Plc	709	4,432
Unilever Plc	204	6,245
Wimm-Bill-Dann Foods OJSC - ADR (e)	130	4,299

		40,630

ENERGY - 8.6%
Aquila Resources Ltd. (c) (e)	496	5,000
Chevron Corp.	49	4,503
Equatorial Resources Ltd. (c)	142	503
Nexus Energy Ltd. (c)	1,867	849
Tap Oil Ltd. (c)	259	220
Tullow Oil Plc	295	5,801

		16,876

FINANCIALS - 2.8%
AMMB Holdings Bhd (c)	2,409	5,490

HEALTH CARE - 3.1%
Ansell Ltd.	417	5,403
Genus Plc	27	363
Mesoblast Ltd. (c) (e)	70	333

		6,099

INDUSTRIALS - 17.4%
Acuity Brands Inc. (e)	50	2,907
Aggreko Plc	35	816
All America Latina Logistica SA	172	1,550
DP World Ltd.	3,699	2,330
Fluor Corp.	53	3,538
Fraser and Neave Ltd.	1,764	8,811
G4S Plc	938	3,723
Noble Group Ltd. (e)	3,144	5,317
United Technologies Corp.	42	3,323
Wienerberger AG (c) (e)	84	1,599

		33,914

MATERIALS - 35.6%
AMCOL International Corp.	59	1,826
Anatolia Minerals Development Ltd. (c)	155	1,203
Boral Ltd.	706	3,486
Centerra Gold Inc.	148	2,951
Cudeco Ltd. (c)	171	797
Eramet	16	5,572
Harry Winston Diamond Corp. (c)	72	839
Hochschild Mining Plc	333	3,318
Iluka Resources Ltd. (c)	742	6,934
Imerys SA	83	5,515
Johnson Matthey Plc	15	479
K+S AG	77	5,800
Lonmin Plc (c)	191	5,869
Monsanto Co.	45	3,155
Newmont Mining Corp.	2	123
OZ Minerals Ltd.	707	1,243
Panoramic Resources Ltd. (e)	316	831
Resolute Mining Ltd. (c)	685	1,002
Scotts Miracle-Gro Co. - Class A (e)	71	3,600
SEMAFO Inc. (c)	69	748
Sherritt International Corp. (e)	488	4,154
Sims Metal Management Ltd. (e)	192	4,236
St. Barbara Ltd. (c)	193	402
Symrise AG	168	4,589
Uralkali - GDR	9	336
White Energy Co. Ltd. (c)	186	657

		69,665

Total Common Stocks (cost $149,769)		189,526

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
PREFERRED STOCKS - 0.1%

INDUSTRIALS - 0.1%
Villeroy & Boch AG	26	164

Total Preferred Stocks (cost $189)		164

SHORT TERM INVESTMENTS - 11.8%
Investment Company - 2.9%
JNL Money Market Fund, 0.08% (a) (h)	5,571	5,571

Securities Lending Collateral 8.9%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	17,479	17,479

Total Short Term Investments (cost $23,050)		23,050

Total Investments - 108.8% (cost $173,008)		212,740
Other Assets and Liabilities, Net - (8.8%)		(17,226)

Total Net Assets - 100.0%		$195,514

JNL/M&G Global Leaders Fund
COMMON STOCKS - 96.3%
CONSUMER DISCRETIONARY - 4.3%
Macy’s Inc.	16	$408
MGM Resorts International (c) (e)	11	164
Orient-Express Hotels Ltd. - Class A (c)	12	157
Time Warner Cable Inc.	8	548

		1,277

CONSUMER STAPLES - 7.8%
Foster’s Group Ltd.	73	424
Heineken Holding NV	5	224
Kerry Group Plc	17	565
Kobayashi Pharmaceutical Co. Ltd.	7	325
Lawson Inc.	6	281
Metro AG	7	515

		2,334

ENERGY - 9.3%
Anadarko Petroleum Corp.	9	701
BP Plc (c)	56	409
Forest Oil Corp. (c)	13	505
Hess Corp.	7	543
Talisman Energy Inc.	28	627

		2,785

FINANCIALS - 17.6%
Citigroup Inc. (c)	151	713
GAM Holding Ltd. (c)	29	478
HSBC Holdings Plc	48	491
ING Groep NV (c)	36	354
JPMorgan Chase & Co.	13	552
Krung Thai Bank PCL	704	403
Principal Financial Group Inc.	14	445
State Bank of India Ltd. - GDR	3	366
UBS AG (c)	27	440
Unum Group	18	443
Wells Fargo & Co.	19	601

		5,286
HEALTH CARE - 7.5%
Astellas Pharma Inc.	17	638
AstraZeneca Plc	8	382

	Shares/Par (p)	Value
Merck & Co. Inc.	14	503
Pfizer Inc.	41	725

		2,248

INDUSTRIALS - 16.9%
ABM Industries Inc.	17	445
AGCO Corp. (c)	11	552
Hutchison Whampoa Ltd.	63	648
ITT Corp.	5	255
Nexans SA	4	302
Norfolk Southern Corp.	7	442
Shanghai Industrial Holdings Ltd. (e)	76	329
Siemens AG	4	497
Spirit Aerosystems Holdings Inc. (c)	14	291
Timken Co.	12	578
UTi Worldwide Inc.	13	284
Vallourec SA	4	425

		5,048

INFORMATION TECHNOLOGY - 19.7%
Atmel Corp. (c)	19	229
eBay Inc. (c)	26	732
Ingram Micro Inc. - Class A (c)	22	410
Konica Minolta Holdings Inc.	41	424
Marvell Technology Group Ltd. (c)	22	408
Microsoft Corp.	29	821
Nomura Research Institute Ltd.	13	291
Parametric Technology Corp. (c)	23	518
QUALCOMM Inc.	14	668
SAP AG	9	436
Yahoo! Inc. (c)	29	486
Yokogawa Electric Corp. (c)	60	477

		5,900

MATERIALS - 7.9%
Anglo American Plc	10	532
Boral Ltd.	106	522
Koninklijke DSM NV	12	670
Sherritt International Corp. (e)	22	186
ThyssenKrupp AG	11	463

		2,373

TELECOMMUNICATION SERVICES - 4.0%
China Communication Services Corp. Ltd. (e)	452	269
SK Telecom Co. Ltd. - ADR (e)	27	499
Vodafone Group Plc	166	428

		1,196

UTILITIES - 1.3%
EDP - Energias do Brasil SA	16	378

Total Common Stocks (cost $24,471)		28,825

PREFERRED STOCKS - 2.8%
INFORMATION TECHNOLOGY - 2.8%
Samsung Electronics Co. Ltd.	1	849

Total Preferred Stocks (cost $592)		849

SHORT TERM INVESTMENTS - 3.5%
Securities Lending Collateral 3.5%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	1,053	1,053

Total Short Term Investments (cost $1,053)		1,053

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Total Investments - 102.6% (cost $26,116)		30,727
Other Assets and Liabilities, Net - (2.6%)		(789)

Total Net Assets - 100.0%		$ 29,938

JNL/Mellon Capital Management 10 x 10 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Mellon Capital Management Bond Index
Fund (1.8%) (a)	2,009	$23,569
JNL/Mellon Capital Management International Index Fund (2.2%) (a)	1,882	23,489
JNL/Mellon Capital Management JNL 5 Fund (3.7%) (a)	14,937	129,950
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (4.1%) (a)	1,998	27,689
JNL/Mellon Capital Management S&P 500 Index Fund (1.9%) (a)	2,375	25,149
JNL/Mellon Capital Management Small Cap Index Fund (3.9%) (a)	2,198	27,714

Total Investment Companies (cost $226,982)		257,560

Total Investments - 100.0% (cost $226,982)		257,560
Other Assets and Liabilities, Net - (0.0% )		(15)
Total Net Assets - 100.0%		$257,545

JNL/Mellon Capital Management Index 5 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Mellon Capital Management Bond Index Fund (4.6%) (a)	5,235	$61,409
JNL/Mellon Capital Management International Index Fund (5.6%) (a)	4,904	61,204
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (10.8%) (a)	5,205	72,145
JNL/Mellon Capital Management S&P 500 Index Fund (4.9%) (a)	6,188	65,528
JNL/Mellon Capital Management Small Cap Index Fund (10.1%) (a)	5,727	72,213

Total Investment Companies (cost $275,702)		332,499

Total Investments - 100.0% (cost $275,702)		332,499
Other Assets and Liabilities, Net - (0.0% )		(18)

Total Net Assets - 100.0%		$332,481

JNL/Mellon Capital Management European 30 Fund

COMMON STOCKS - 98.0%

CONSUMER DISCRETIONARY - 6.1%
Next Plc	18	$ 568
Vivendi SA	21	561

		1,129

	Shares/Par (p)	Value
CONSUMER STAPLES - 3.6%
Colruyt SA	13	653

ENERGY - 9.1%
BP Plc (c)	64	465
Royal Dutch Shell Plc - B Shares	21	700
Total SA	10	509

		1,674

FINANCIALS - 17.5%
CNP Assurances SA	26	461
Hannover Rueckversicherung AG	13	706
Legal & General Group Plc	467	705
Topdanmark A/S (c)	5	605
Zurich Financial Services AG	3	733

		3,210

HEALTH CARE - 25.9%
AstraZeneca Plc	13	602
Celesio AG	24	605
GlaxoSmithKline Plc	29	563
H Lundbeck A/S	34	647
Novartis AG	11	668
Roche Holding AG	4	535
Sanofi-Aventis SA	8	502
Smith & Nephew Plc	60	634

		4,756

INDUSTRIALS - 8.0%
Balfour Beatty Plc	146	710
Societe BIC SA	9	755

		1,465

MATERIALS - 4.0%
Svenska Cellulosa AB	46	733

TELECOMMUNICATION SERVICES - 12.8%
France Telecom SA	25	517
Koninklijke KPN NV	37	533
Mobistar SA	9	586
Swisscom AG	2	713

		2,349

UTILITIES - 11.0%
Enel SpA	107	535
Gas Natural SDG SA (e)	29	442
RWE AG	6	426
Snam Rete Gas SpA	125	621

		2,024

Total Common Stocks (cost $17,982)		17,993

INVESTMENT COMPANIES - 1.8%
Vanguard European ETF	6	318

Total Investment Companies (cost $321)		318

SHORT TERM INVESTMENTS - 1.0%

Investment Company - 0.4%
JNL Money Market Fund, 0.08% (a) (h)	79	79
Securities Lending Collateral 0.6%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	112	112

Total Short Term Investments (cost $191)		191

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Total Investments - 100.8% (cost $18,494)		18,502
Other Assets and Liabilities, Net - (0.8%)		(143)

Total Net Assets - 100.0%		$18,359

JNL/Mellon Capital Management Pacific Rim 30 Fund

COMMON STOCKS - 96.1%

CONSUMER DISCRETIONARY - 5.5%
Esprit Holdings Ltd.	171	$812
Tabcorp Holdings Ltd.	183	1,333

		2,145

CONSUMER STAPLES - 16.2%
FamilyMart Co. Ltd.	39	1,460
Foster’s Group Ltd.	232	1,345
Metcash Ltd. (e)	285	1,200
Nisshin Seifun Group Inc.	85	1,069
Woolworths Ltd.	46	1,257

		6,331

FINANCIALS - 12.8%
Bank of Yokohama Ltd.	253	1,305
China Bank Ltd.	193	1,252
Hang Seng Bank Ltd.	78	1,274
Stockland	323	1,189

		5,020

HEALTH CARE - 8.9%
Alfresa Holdings Corp.	29	1,282
Chugai Pharmaceutical Co. Ltd. (e)	61	1,124
Suzuken Co. Ltd.	35	1,061

		3,467

INDUSTRIALS - 10.8%
East Japan Railway Co.	18	1,182
Hong Kong Aircraft Engineering Co. Ltd.	88	1,472
Sumitomo Corp.	113	1,591

		4,245

MATERIALS - 3.2%
Sims Metal Management Ltd.	57	1,268

TELECOMMUNICATION SERVICES - 18.8%
KDDI Corp.	—	1,251
Nippon Telegraph & Telephone Corp.	29	1,330
NTT DoCoMo Inc.	1	1,433
Singapore Telecommunications Ltd.	517	1,229
Telecom Corp. of New Zealand Ltd.	626	1,058
Telstra Corp. Ltd.	369	1,053

		7,354

UTILITIES - 19.9%
Cheung Kong Infrastructure Holdings Ltd.	301	1,379
CLP Holdings Ltd.	170	1,376
Hokuriku Electric Power Co.	53	1,294
Hongkong Electric Holdings Ltd.	211	1,327
Tokyo Electric Power Co. Inc.	46	1,117
Tokyo Gas Co. Ltd.	288	1,275

		7,768

Total Common Stocks (cost $35,459)		37,598

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 3.4%
Vanguard Pacific Vipers	23	1,330

Total Investment Companies (cost $1,341)		1,330

SHORT TERM INVESTMENTS - 4.1%

Investment Company - 0.3%
JNL Money Market Fund, 0.08% (a) (h)	134	134

Securities Lending Collateral 3.8%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	1,475	1,475

Total Short Term Investments (cost $1,609)		1,609

Total Investments - 103.6% (cost $38,409)		40,537
Other Assets and Liabilities, Net - (3.6%)		(1,402)

Total Net Assets - 100.0%		$39,135

JNL/Mellon Capital Management S&P 500 Index Fund * (x)

COMMON STOCKS - 98.6%

CONSUMER DISCRETIONARY - 10.5%
Amazon.com Inc. (c)	41	$7,342
Comcast Corp. - Class A	323	7,097
Ford Motor Co. (c)	433	7,269
Home Depot Inc.	190	6,659
McDonald’s Corp.	122	9,388
Time Warner Cable Inc.	41	2,706
Time Warner Inc.	129	4,136
Walt Disney Co.	219	8,225
Other Securities		88,004

		140,826

CONSUMER STAPLES - 10.5%
Altria Group Inc.	241	5,931
Coca-Cola Co.	269	17,660
Coca-Cola Enterprises Inc.	38	945
CVS Caremark Corp.	157	5,473
Kraft Foods Inc. - Class A	202	6,354
PepsiCo Inc.	184	12,047
Philip Morris International Inc.	210	12,296
Procter & Gamble Co.	324	20,856
Wal-Mart Stores Inc.	227	12,247
Other Securities		47,164

		140,973

ENERGY - 11.8%
Chevron Corp.	232	21,196
ConocoPhillips	170	11,585
Exxon Mobil Corp.	584	42,686
Occidental Petroleum Corp.	94	9,215
Schlumberger Ltd.	158	13,193
Other Securities		60,712

		158,587

FINANCIALS - 15.7%
Bank of America Corp.	1,166	15,558
Bank of New York Mellon Corp. (a)	143	4,327
Berkshire Hathaway Inc. - Class B (c)	200	16,032
Citigroup Inc. (c)	3,360	15,891
Goldman Sachs Group Inc.	60	10,012
JPMorgan Chase & Co.	453	19,204

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
U.S. Bancorp	222	5,980
Wells Fargo & Co.	607	18,813
Other Securities		105,015

		210,832

HEALTH CARE - 10.7%
Abbott Laboratories	179	8,553
Amgen Inc. (c)	109	6,007
Johnson & Johnson	318	19,656
Merck & Co. Inc.	357	12,855
Pfizer Inc.	930	16,283
Other Securities		79,578

		142,932

INDUSTRIALS - 10.8%
3M Co.	82	7,117
Boeing Co.	85	5,559
Caterpillar Inc.	73	6,872
General Electric Co.	1,235	22,582
United Parcel Service Inc. - Class B	115	8,314
United Technologies Corp.	107	8,415
Other Securities		85,962

		144,821

INFORMATION TECHNOLOGY - 18.5%
Apple Inc. (c)	106	34,219
Cisco Systems Inc. (c)	643	13,000
Google Inc. - Class A (c)	29	17,132
Hewlett-Packard Co.	264	11,098
Intel Corp.	643	13,532
International Business Machines Corp.	144	21,120
Microsoft Corp.	872	24,339
Oracle Corp.	448	14,036
QUALCOMM Inc.	186	9,222
Other Securities		90,458

		248,156

MATERIALS - 3.8%
Freeport-McMoRan Copper & Gold Inc.	55	6,552
Other Securities		44,029

		50,581

TELECOMMUNICATION SERVICES - 3.1%
AT&T Inc.	683	20,075
Verizon Communications Inc.	327	11,697
Other Securities		9,281

		41,053

UTILITIES - 3.2%
Other Securities		43,331

Total Common Stocks (cost $1,163,172)		1,322,092

SHORT TERM INVESTMENTS - 2.3%

Investment Company - 1.2%
JNL Money Market Fund, 0.08% (a) (h)	16,641	16,641

Securities Lending Collateral 1.0%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	11,362	11,362
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	1,807	1,777

		13,139

Treasury Securities 0.1%
Other Securities		1,295

Total Short Term Investments (cost $31,104)		31,075

	Shares/Par (p)	Value
Total Investments - 100.9% (cost $1,194,276)		1,353,167
Other Assets and Liabilities, Net - (0.9%)		(11,867)

Total Net Assets - 100.0%		$1,341,300

JNL/Mellon Capital Management S&P 400 MidCap Index Fund * (x)

COMMON STOCKS - 98.1%

CONSUMER DISCRETIONARY - 14.0%
Advance Auto Parts Inc.	50	$3,300
BorgWarner Inc. (c)	67	4,882
Chipotle Mexican Grill Inc. - Class A (c)	18	3,904
Dollar Tree Inc. (c)	74	4,166
PetSmart Inc.	70	2,780
Other Securities		74,709

		93,741

CONSUMER STAPLES - 3.5%
Church & Dwight Co. Inc.	42	2,914
Energizer Holdings Inc. (c)	42	3,054
Other Securities		17,785

		23,753

ENERGY - 5.8%
Arch Coal Inc.	96	3,381
Cimarex Energy Co.	50	4,448
Plains Exploration & Production Co. (c)	83	2,674
Pride International Inc. (c)	104	3,442
Other Securities		25,032

		38,977

FINANCIALS - 19.4%
Affiliated Managers Group Inc. (c)	31	3,037
AMB Property Corp.	100	3,169
Everest Re Group Ltd.	32	2,756
Federal Realty Investment Trust	37	2,846
Macerich Co.	77	3,657
MSCI Inc. - Class A (c)	71	2,747
Nationwide Health Properties Inc.	75	2,727
New York Community Bancorp Inc.	258	4,870
SL Green Realty Corp.	46	3,136
Other Securities		100,997

		129,942

HEALTH CARE - 10.9%
Beckman Coulter Inc.	41	3,092
Edwards Lifesciences Corp. (c)	68	5,474
Henry Schein Inc. (c)	55	3,362
Hologic Inc. (c)	154	2,904
Mettler Toledo International Inc. (c)	19	2,946
Perrigo Co.	49	3,120
ResMed Inc. (c) (e)	90	3,108
Vertex Pharmaceuticals Inc. (c)	121	4,222
Other Securities		44,848

		73,076

INDUSTRIALS - 15.9%
AGCO Corp. (c) (e)	55	2,799
AMETEK Inc.	95	3,727
Bucyrus International Inc. - Class A	48	4,296
Donaldson Co. Inc.	45	2,647
Joy Global Inc.	61	5,313
Kansas City Southern (c)	61	2,915
KBR Inc.	89	2,697

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Manpower Inc.	48	3,038
Other Securities		79,360

		106,792

INFORMATION TECHNOLOGY - 15.3%
Ansys Inc. (c)	54	2,813
Atmel Corp. (c)	272	3,351
Avnet Inc. (c)	90	2,979
Cree Inc. (c) (e)	64	4,239
Lam Research Corp. (c)	73	3,778
Riverbed Technology Inc. (c)	87	3,069
Rovi Corp. (c)	62	3,870
Skyworks Solutions Inc. (c)	109	3,115
Trimble Navigation Ltd. (c)	71	2,847
Other Securities		72,942

		103,003

MATERIALS - 6.7%
Albemarle Corp.	54	3,032
Lubrizol Corp.	39	4,161
Other Securities		37,654

		44,847

TELECOMMUNICATION SERVICES - 0.8%
Other Securities		5,145

UTILITIES - 5.8%
National Fuel Gas Co.	49	3,201
NSTAR	62	2,595
OGE Energy Corp.	58	2,636
Other Securities		30,261

		38,693

Total Common Stocks (cost $575,619)		657,969

SHORT TERM INVESTMENTS - 8.1%

Investment Company - 1.8%
JNL Money Market Fund, 0.08% (a) (h)	12,073	12,073

Securities Lending Collateral 6.1%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	38,464	38,464
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	2,723	2,677

		41,141

Treasury Securities 0.2%
Other Securities		940

Total Short Term Investments (cost $54,199)		54,154

Total Investments - 106.2% (cost $629,818)		712,123

Other Assets and Liabilities, Net - (6.2%)		(41,313)

Total Net Assets - 100.0%		$670,810

JNL/Mellon Capital Management Small Cap Index Fund * (x)

COMMON STOCKS - 97.9%

CONSUMER DISCRETIONARY - 13.6%
Dana Holding Corp. (c)	84	$1,447
Deckers Outdoor Corp. (c)	23	1,847
Polaris Industries Inc.	19	1,458
Sotheby’s - Class A	40	1,807
Tenneco Inc. (c)	35	1,445

	Shares/Par (p)	Value
Warnaco Group Inc. (c)	26	1,434
Other Securities		87,929
		97,367

CONSUMER STAPLES - 2.9%
Other Securities		20,350

ENERGY - 6.3%
Berry Petroleum Co. - Class A (e)	30	1,315
Brigham Exploration Co. (c)	70	1,899
Complete Production Services Inc. (c)	47	1,379
Dril-Quip Inc. (c)	20	1,582
World Fuel Services Corp.	40	1,460
Other Securities		37,198
		44,833

FINANCIALS - 20.1%
American Capital Ltd. (c)	204	1,540
Apollo Investment Corp.	116	1,289
BioMed Realty Trust Inc.	77	1,430
CBL & Associates Properties Inc.	83	1,450
Entertainment Properties Trust	28	1,292
FirstMerit Corp.	64	1,267
Highwoods Properties Inc.	42	1,337
MFA Financial Inc.	164	1,341
National Retail Properties Inc. (e)	50	1,326
Omega Healthcare Investors Inc.	58	1,306
Stifel Financial Corp. (c)	21	1,273
SVB Financial Group (c)	25	1,316
Other Securities		127,244
		143,411

HEALTH CARE - 12.0%
AMERIGROUP Corp. (c)	31	1,363
Onyx Pharmaceuticals Inc. (c)	38	1,388
Salix Pharmaceuticals Ltd. (c)	34	1,606
STERIS Corp.	36	1,298
Other Securities		80,316
		85,971

INDUSTRIALS - 15.4%
Acuity Brands Inc. (e)	26	1,505
Baldor Electric Co.	28	1,734
CLARCOR Inc.	30	1,271
GrafTech International Ltd. (c)	72	1,434
Nordson Corp.	20	1,878
Woodward Governor Co.	37	1,374
Other Securities		101,208
		110,404

INFORMATION TECHNOLOGY - 18.2%
Acme Packet Inc. (c)	26	1,397
ADTRAN Inc.	37	1,353
Ariba Inc. (c)	54	1,269
Finisar Corp. (c) (e)	45	1,347
Jack Henry & Associates Inc.	50	1,459
Parametric Technology Corp. (c)	68	1,533
Rackspace Hosting Inc. (c) (e)	58	1,824
Riverbed Technology Inc. (c)	75	2,649
TIBCO Software Inc. (c)	99	1,959
VeriFone Holdings Inc. (c)	51	1,971
Other Securities		113,297
		130,058

MATERIALS - 5.6%
Coeur d’Alene Mines Corp. (c)	53	1,445
Hecla Mining Co. (c) (e)	151	1,697
Solutia Inc. (c)	73	1,679

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)		Value
Thompson Creek Metals Co. Inc. (c)		97	1,429
WR Grace & Co. (c)		44	1,532
Other Securities			32,113

			39,895

TELECOMMUNICATION SERVICES - 0.9%
Syniverse Holdings Inc. (c)		42	1,292
Other Securities			5,414

			6,706

UTILITIES - 2.9%
Nicor Inc.		27	1,326
Other Securities			19,551

			20,877

Total Common Stocks (cost $579,620)			699,872

WARRANTS - 0.0%
Other Securities			—

Total Warrants (cost $0)			—

SHORT TERM INVESTMENTS - 13.6%

Investment Company - 1.8%
JNL Money Market Fund, 0.08% (a) (h)		12,878	12,878

Securities Lending Collateral 11.7%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)		79,415	79,415
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)		3,767	3,705

			83,120

Treasury Securities 0.1%
Other Securities			895

Total Short Term Investments (cost $96,955)			96,893

Total Investments - 111.5% (cost $676,575)			796,765
Other Assets and Liabilities, Net - (11.5%)			(81,946)

Total Net Assets - 100.0%	$		714,819

JNL/Mellon Capital Management International Index Fund * (x)
COMMON STOCKS - 96.3%

CONSUMER DISCRETIONARY -9.9%
Daimler AG (c)	87 $		5,882
Honda Motor Co. Ltd. (e)		157	6,177
Toyota Motor Corp.		264	10,408
Other Securities			84,725

			107,192

CONSUMER STAPLES - 9.6%
British American Tobacco Plc		192	7,358
Diageo Plc		241	4,450
Nestle SA		332	19,441
Tesco Plc		771	5,108
Unilever NV		157	4,873
Unilever Plc		123	3,779
Other Securities			59,825

			104,834

ENERGY - 7.6%
BG Group Plc		325	6,558

	Shares/Par (p)	Value
BP Plc (c)	1,801	13,069
ENI SpA	250	5,480
Royal Dutch Shell Plc - A Shares	340	11,331
Royal Dutch Shell Plc - B Shares	259	8,526
Total SA	203	10,734
Other Securities		27,274
		82,972

FINANCIALS - 23.1%
Allianz SE	44	5,182
Australia & New Zealand Banking Group Ltd.	246	5,869
Banco Bilbao Vizcaya Argentaria SA (e)	411	4,186
Banco Santander SA	789	8,409
Barclays Plc	1,100	4,487
BNP Paribas	92	5,854
Commonwealth Bank of Australia (e)	149	7,716
Credit Suisse Group AG	108	4,362
Deutsche Bank AG	90	4,676
HSBC Holdings Plc	1,686	17,120
Mitsubishi UFJ Financial Group Inc.	1,223	6,593
National Australia Bank Ltd.	205	4,968
Prudential plc (a)	245	2,552
Standard Chartered Plc	224	6,022
Sumitomo Mitsui Financial Group Inc.	129	4,575
UBS AG (c)	349	5,738
Westpac Banking Corp.	287	6,518
Other Securities		145,993
		250,820

HEALTH CARE - 7.8%
AstraZeneca Plc	138	6,266
Bayer AG	79	5,857
GlaxoSmithKline Plc	498	9,624
Novartis AG	202	11,905
Novo-Nordisk A/S	40	4,535
Roche Holding AG	67	9,874
Sanofi-Aventis SA	101	6,435
Teva Pharmaceutical Industries Ltd.	90	4,715
Other Securities		26,088
		85,299

INDUSTRIALS - 12.3%
ABB Ltd. (c)	211	4,703
Siemens AG	79	9,821
Other Securities		119,093
		133,617

INFORMATION TECHNOLOGY - 4.8%
Canon Inc. (e)	109	5,594
SAP AG	83	4,190
Other Securities		42,601
		52,385

MATERIALS - 11.1%
Anglo American Plc	127	6,585
BASF SE	88	7,069
BHP Billiton Ltd. (e)	322	14,891
BHP Billiton Plc	212	8,418
Rio Tinto Ltd. (e)	42	3,665
Rio Tinto Plc	139	9,721
Xstrata Plc	198	4,641
Other Securities		66,302
		121,292

TELECOMMUNICATION SERVICES - 5.2%
Telefonica SA	394	8,992
Vodafone Group Plc	5,054	13,065

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Other Securities		34,775

		56,832

UTILITIES - 4.9%
E.ON AG	173	5,267
GDF Suez	119	4,267
Other Securities		43,428

		52,962

Total Common Stocks (cost $1,002,987)		1,048,205

PREFERRED STOCKS - 0.6%

CONSUMER DISCRETIONARY - 0.2%
Other Securities		3,641

CONSUMER STAPLES - 0.1%
Other Securities		1,325

HEALTH CARE - 0.1%
Other Securities		651

INDUSTRIALS - 0.1%
Other Securities		548

TELECOMMUNICATION SERVICES - 0.1%
Other Securities		604

UTILITIES - 0.0%
Other Securities		250

Total Preferred Stocks (cost $5,448)		7,019

OTHER EQUITY INTERESTS - 0.0%
Other Securities		—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 8.0%

Investment Company - 2.6%
JNL Money Market Fund, 0.08% (a) (h)	28,075	28,075

Securities Lending Collateral 5.2%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	54,516	54,516
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	1,988	1,955

		56,471

Treasury Securities 0.2%
Other Securities		1,709

Total Short Term Investments (cost $86,288)		86,255

Total Investments - 104.9% (cost $1,094,723)		1,141,479

Other Assets and Liabilities, Net - (4.9%)		(53,192)

Total Net Assets - 100.0%		$1,088,287

JNL/Mellon Capital Management Bond Index Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.8%
Banc of America Commercial Mortgage Inc. REMIC
5.74%, 05/10/45 (i)	$1,500	$1,642
5.77%, 05/10/45 (i)	550	577
4.89%, 07/10/45	370	380

	Shares/Par (p)	Value
5.45%, 01/15/49	200	208
5.45%, 01/15/49	1,500	1,565
5.48%, 01/15/49 (i)	350	342
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.72%, 05/11/17 (i)	300	320
5.12%, 02/11/41 (i)	1,150	1,216
5.54%, 10/12/41	1,250	1,346
5.21%, 02/11/44	260	266
Capital One Multi-Asset Execution Trust,
4.70%, 06/15/15	1,000	1,059
Centerpoint Energy Transition Co. LLC
Secured Transition Bond, 5.17%, 08/01/19	741	828
Citibank Credit Card Issuance Trust, 5.30%, 03/15/16	900	1,009
Citigroup Commercial Mortgage Trust REMIC,
5.25%, 04/15/40 (i)	204	212
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC
5.32%, 03/11/12	1,000	1,037
5.62%, 10/15/48	250	268
5.65%, 10/15/48	500	477
Commercial Mortgage Loan Trust REMIC, 6.01%, 12/10/49 (i)	750	713
Continental Airlines Inc. Pass Through Trust - Class A, 4.75%, 01/12/21	300	300
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 4.94%, 12/15/35	700	735
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	250	254
CS First Boston Mortgage Securities Corp. REMIC
5.01%, 01/15/12 (i)	800	850
5.42%, 05/15/36 (i)	350	373
5.10%, 08/15/38 (i)	350	363
Delta Air Lines Pass-Through Trust - Class A,
6.82%, 02/10/24 (i)	406	431
GE Capital Commercial Mortgage Corp.
REMIC, 5.32%, 11/10/45 (i)	200	200
Greenwich Capital Commercial Funding Corp. REMIC
4.57%, 01/10/12	500	511
5.28%, 04/10/37 (i)	1,000	1,009
GS Mortgage Securities Corp. II REMIC
5.56%, 11/10/39	400	424
5.81%, 08/10/45 (e) (i)	850	889
JPMorgan Chase & Co. Commercial Mortgage Securities Inc. REMIC, 5.74%, 05/12/17 (i)	1,000	989
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.17%, 08/12/40 (i)	403	419
5.36%, 06/12/41 (i)	850	909
4.88%, 01/15/42	750	782
4.74%, 07/15/42	500	522
4.78%, 07/15/42	500	505
4.94%, 08/15/42 (i)	278	295
5.42%, 01/15/49 (e)	250	260
5.74%, 02/12/49 (i)	200	212
5.79%, 02/12/51 (i)	521	555
LB-UBS Commercial Mortgage Trust REMIC
3.85%, 05/15/27	138	142
3.97%, 03/15/29	250	255
5.59%, 06/15/31	75	78
4.17%, 05/15/32	165	172
5.66%, 03/15/39 (i)	750	806
5.42%, 02/15/40	330	347
5.87%, 09/15/45 (i)	2,000	2,104

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	250	269
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.47%, 02/12/39 (i)	250	260
5.41%, 07/12/46 (i)	200	211
5.17%, 12/12/49	200	207
5.75%, 06/12/50 (i)	532	558
Morgan Stanley Capital I REMIC
5.60%, 06/12/12 (i)	390	405
5.60%, 03/12/17 (i)	400	395
4.80%, 01/13/41	250	262
5.33%, 11/12/41	250	265
5.73%, 10/15/42 (i)	270	296
Nissan Auto Receivables Owner Trust, 5.05%, 11/17/14	750	786
Wachovia Bank Commercial Mortgage Trust REMIC
4.44%, 11/15/34	43	43
5.22%, 01/15/41	100	106
5.31%, 07/15/41 (i)	250	269
4.89%, 10/15/41	200	195
4.90%, 10/15/41 (i)	500	512
5.12%, 07/15/42 (i)	410	440
5.25%, 12/15/43	500	508
5.36%, 12/15/44 (i)	200	187
5.42%, 01/15/45 (i)	350	375
5.99%, 06/15/45 (i)	500	440
5.57%, 10/15/48	250	262
5.31%, 11/15/48	1,082	1,128

Total Non-U.S. Government Agency Asset- Backed Securities (cost $35,291)		37,535

CORPORATE BONDS AND NOTES - 21.1%

CONSUMER DISCRETIONARY - 1.6%
Ace INA Holdings Inc., 5.88%, 06/15/14	500	561
CBS Corp., 5.75%, 04/15/20 (e)	700	744
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	357	406
9.46%, 11/15/22	500	692
Comcast Corp.
5.30%, 01/15/14	500	545
6.50%, 01/15/15	50	57
5.15%, 03/01/20 (e)	1,000	1,050
5.65%, 06/15/35	100	97
6.50%, 11/15/35	100	107
6.95%, 08/15/37	100	113
COX Communications Inc., 5.45%, 12/15/14	150	165
Daimler Finance North America LLC
6.50%, 11/15/13	100	113
8.50%, 01/18/31 (e)	550	735
Diageo Capital Plc, 4.83%, 07/15/20 (e)	895	944
DirecTV Holdings LLC
3.55%, 03/15/15 (e)	200	203
4.60%, 02/15/21	200	197
6.00%, 08/15/40 (e)	200	201
Discovery Communications LLC
3.70%, 06/01/15 (e)	100	104
5.63%, 08/15/19	100	110
5.05%, 06/01/20 (e)	200	212
6.35%, 06/01/40	100	108
Fortune Brands Inc., 5.38%, 01/15/16	250	259
Grupo Televisa SA, 6.63%, 03/18/25	100	112
Hasbro Inc., 6.35%, 03/15/40	300	304
Historic TW Inc., 6.63%, 05/15/29	100	110

	Shares/Par (p)	Value
Home Depot Inc.
5.25%, 12/16/13	250	274
5.40%, 03/01/16	500	560
5.88%, 12/16/36	250	260
Johnson Controls Inc., 5.50%, 01/15/16	250	273
Lowe’s Cos. Inc.
4.63%, 04/15/20 (e)	100	105
5.50%, 10/15/35	150	151
5.80%, 04/15/40	100	106
McDonald’s Corp., 5.35%, 03/01/18	300	337
NBC Universal Inc.
2.10%, 04/01/14 (r)	500	499
5.15%, 04/30/20 (r)	200	207
6.40%, 04/30/40 (r)	200	212
News America Inc.
5.30%, 12/15/14	175	193
5.65%, 08/15/20 (e)	300	336
6.20%, 12/15/34	50	53
6.40%, 12/15/35	100	107
6.65%, 11/15/37	500	554
Omnicom Group Inc., 5.90%, 04/15/16	250	279
Reed Elsevier Capital Inc., 8.63%, 01/15/19	500	636
Target Corp.
5.88%, 07/15/16	250	289
7.00%, 07/15/31	100	120
6.50%, 10/15/37	300	350
Thomson Reuters Corp., 6.50%, 07/15/18	500	583
Time Warner Cable Inc.
6.20%, 07/01/13	700	777
5.85%, 05/01/17 (e)	150	167
8.75%, 02/14/19	169	215
6.55%, 05/01/37 (e)	250	268
7.30%, 07/01/38	300	351
6.75%, 06/15/39 (e)	300	331
Time Warner Inc.
3.15%, 07/15/15	200	203
5.88%, 11/15/16	350	395
4.70%, 01/15/21 (e)	200	204
7.63%, 04/15/31	250	304
6.20%, 03/15/40 (e)	400	425
6.10%, 07/15/40 (e)	200	210
Toll Brothers Finance Corp., 4.95%, 03/15/14	50	51
Viacom Inc.
6.25%, 04/30/16	250	285
5.63%, 09/15/19 (e)	500	556
7.88%, 07/30/30	125	148
Walt Disney Co.
6.38%, 03/01/12	500	533
7.00%, 03/01/32	50	61
Yale University, 2.90%, 10/15/14 (e)	300	309
Yum! Brands Inc., 6.88%, 11/15/37 (e)	200	227
		20,753

CONSUMER STAPLES - 1.3%
Altria Group Inc.
8.50%, 11/10/13 (l)	500	592
9.70%, 11/10/18 (l)	500	660
9.25%, 08/06/19 (e) (l)	100	131
9.95%, 11/10/38 (l)	100	141
10.20%, 02/06/39 (l)	100	145
Anheuser-Busch Cos. Inc.
4.95%, 01/15/14 (e)	200	215
5.05%, 10/15/16	100	108
6.45%, 09/01/37	200	229
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12	100	103
5.38%, 01/15/20 (e)	400	433
Archer-Daniels-Midland Co., 5.45%, 03/15/18	350	389

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Bottling Group LLC, 6.95%, 03/15/14	200	232
Bunge Ltd. Finance Corp., 5.35%, 04/15/14	75	79
Coca-Cola Co., 0.75%, 11/15/13	600	592
ConAgra Foods Inc., 7.00%, 04/15/19	300	346
CVS Caremark Corp.
6.13%, 08/15/16	250	284
5.75%, 06/01/17	500	556
Diageo Investment Corp., 8.00%, 09/15/22	100	125
General Mills Inc.
6.00%, 02/15/12	100	105
5.65%, 09/10/12	500	538
H.J. Heinz Finance Co., 6.75%, 03/15/32	100	110
Kellogg Co.
5.13%, 12/03/12	200	214
4.00%, 12/15/20	400	394
Kimberly-Clark Corp., 5.63%, 02/15/12	250	263
Kraft Foods Inc.
6.25%, 06/01/12	183	196
5.25%, 10/01/13	400	437
4.13%, 02/09/16	100	105
6.13%, 02/01/18	300	343
5.38%, 02/10/20	100	108
6.50%, 11/01/31 (e)	100	111
7.00%, 08/11/37	300	351
6.88%, 02/01/38	150	174
6.88%, 01/26/39	100	117
6.50%, 02/09/40 (e)	100	112
Kroger Co.
5.50%, 02/01/13	100	108
6.40%, 08/15/17	200	230
7.50%, 04/01/31 (e)	150	181
Lorillard Tobacco Co., 8.13%, 06/23/19 (l)	500	556
Pepsi Bottling Group Inc., 7.00%, 03/01/29	75	92
PepsiCo Inc.
5.15%, 05/15/12	300	317
4.65%, 02/15/13	800	861
7.90%, 11/01/18 (e)	55	71
3.13%, 11/01/20	300	282
5.50%, 01/15/40	300	317
Philip Morris International Inc.
6.88%, 03/17/14	500	576
5.65%, 05/16/18	250	282
Procter & Gamble Co.
4.95%, 08/15/14	150	167
5.55%, 03/05/37	100	109
Reynolds American Inc., 7.63%, 06/01/16 (e)	250	291
Safeway Inc.
5.80%, 08/15/12	100	108
6.35%, 08/15/17	500	558
The Proctor And Gamble Co., 4.70%,
02/15/19 (e)	500	541
Wal-Mart Stores Inc.
4.55%, 05/01/13	100	108
2.25%, 07/08/15	300	298
5.80%, 02/15/18	350	402
4.13%, 02/01/19 (e)	300	309
3.63%, 07/08/20	300	292
7.55%, 02/15/30	300	387
6.20%, 04/15/38	300	342
4.88%, 07/08/40	300	286
Walgreen Co., 4.88%, 08/01/13	700	765
		17,874

ENERGY - 1.9%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	100	115
Ameren Energy Generating Co., 7.00%, 04/15/18 (e)	205	202

	Shares/Par (p)	Value
Anadarko Petroleum Corp.
5.95%, 09/15/16	100	107
8.70%, 03/15/19 (e)	500	611
6.45%, 09/15/36	150	150
Apache Corp.
5.25%, 04/15/13	250	272
3.63%, 02/01/21	400	386
BP Capital Markets Plc
5.25%, 11/07/13	400	433
3.13%, 10/01/15	500	500
Burlington Resources Finance Co., 7.20%, 08/15/31	100	119
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	156
6.25%, 03/15/38 (e)	300	331
Cenovus Energy Inc., 4.50%, 09/15/14	800	857
CenterPoint Energy Resources Corp.
7.88%, 04/01/13	50	57
6.63%, 11/01/37	200	222
Chevron Corp., 3.45%, 03/03/12	800	826
Conoco Funding Co., 7.25%, 10/15/31	75	93
ConocoPhillips
6.65%, 07/15/18	75	90
5.75%, 02/01/19	300	342
6.00%, 01/15/20	300	349
6.50%, 02/01/39	300	357
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	246
Devon Energy Corp., 7.95%, 04/15/32	100	133
Devon Financing Corp. ULC, 7.88%, 09/30/31 (e)	100	132
Enbridge Energy Partners LP, 7.50%, 04/15/38	200	240
Encana Corp., 6.50%, 08/15/34	100	109
Energy Transfer Partners LP
5.95%, 02/01/15	250	274
7.50%, 07/01/38 (e)	200	233
Enterprise Products Operating LLC
4.60%, 08/01/12	425	446
5.60%, 10/15/14	25	28
3.70%, 06/01/15	100	103
5.25%, 01/31/20	300	312
6.88%, 03/01/33	25	28
6.45%, 09/01/40 (e)	100	108
EOG Resources Inc., 4.40%, 06/01/20	200	201
Halliburton Co., 7.45%, 09/15/39	250	321
Hess Corp.
7.30%, 08/15/31	35	42
5.60%, 02/15/41	400	397
Husky Energy Inc., 7.25%, 12/15/19 (e)	500	594
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	225	241
5.00%, 12/15/13	75	81
6.00%, 02/01/17	150	166
6.85%, 02/15/20 (e)	500	573
6.50%, 09/01/39	200	207
Magellan Midstream Partners LP, 4.25%, 02/01/21	300	289
Marathon Oil Corp.
6.13%, 03/15/12	200	211
5.90%, 03/15/18	250	283
Nabors Industries Inc., 6.15%, 02/15/18	300	320
Nexen Inc.
5.20%, 03/10/15	200	212
5.88%, 03/10/35 (e)	50	46
6.40%, 05/15/37	100	97
Noble Energy Inc., 8.25%, 03/01/19	300	375
Noble Holding International Ltd.
3.45%, 08/01/15	200	204
6.20%, 08/01/40	200	214

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Occidental Petroleum Corp., 6.75%, 01/15/12	50	53
ONEOK Partners LP, 6.65%, 10/01/36	150	163
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	535
6.63%, 06/15/35 (e)	150	153
Petro-Canada, 7.00%, 11/15/28	75	83
Petrobras International Finance Co.
6.13%, 10/06/16	100	110
5.88%, 03/01/18	150	160
7.88%, 03/15/19	500	591
6.88%, 01/20/40 (e)	400	420
Petroleos Mexicanos, 5.50%, 01/21/21	500	506
Plains All American Pipeline LP
3.95%, 09/15/15	300	310
6.50%, 05/01/18	100	112
6.70%, 05/15/36	100	104
Rowan Cos. Inc., 7.88%, 08/01/19	300	348
Shell International Finance BV
5.20%, 03/22/17	250	277
4.38%, 03/25/20	300	315
6.38%, 12/15/38	200	237
5.50%, 03/25/40	300	321
Southern Natural Gas Co., 5.90%, 04/01/17 (r)	250	268
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	305
StatoilHydro ASA, 5.25%, 04/15/19	500	557
Suncor Energy Inc.
5.95%, 12/01/34	100	101
6.50%, 06/15/38	300	333
Total Capital SA
3.00%, 06/24/15	400	408
2.30%, 03/15/16 (e)	500	488
TransCanada Pipelines Ltd.
6.50%, 08/15/18	700	826
3.80%, 10/01/20	400	390
6.20%, 10/15/37	100	110
Transocean Inc.
4.95%, 11/15/15	500	517
6.80%, 03/15/38	150	154
Valero Energy Corp.
6.88%, 04/15/12	500	532
7.50%, 04/15/32	100	106
Weatherford International Inc., 6.35%, 06/15/17	250	277
Weatherford International Ltd. Bermuda, 5.13%, 09/15/20	400	398
Williams Cos. Inc., 8.75%, 03/15/32	186	228
Williams Partners LP
3.80%, 02/15/15 (e)	100	103
5.25%, 03/15/20	100	104
6.30%, 04/15/40	200	208
		25,252

FINANCIALS - 9.4%
Aegon NV, 4.75%, 06/01/13	150	157
AFLAC Inc., 8.50%, 05/15/19 (e)	500	618
Allstate Corp.
6.13%, 02/15/12	75	79
6.75%, 05/15/18	300	347
7.45%, 05/16/19	300	364
5.35%, 06/01/33	75	74
5.55%, 05/09/35	100	101
Ally Financial Inc., 2.20%, 12/19/12	500	514
American Express Bank FSB, 5.55%, 10/17/12	1,000	1,070
American Express Centurion Bank, 5.55%, 10/17/12	300	321
American Express Co.
4.88%, 07/15/13	250	267
6.15%, 08/28/17 (e)	250	282
8.15%, 03/19/38	100	135

	Shares/Par (p)	Value
American Express Credit Corp., 2.75%, 09/15/15	500	492
American International Group Inc.
4.25%, 05/15/13	500	517
5.85%, 01/16/18	200	206
6.40%, 12/15/20	500	525
Ameriprise Financial Inc., 7.52%, 06/01/66	250	260
Asian Development Bank
3.63%, 09/05/13	500	532
4.25%, 10/20/14	250	274
5.59%, 07/16/18	400	461
6.38%, 10/01/28	210	245
Assurant Inc., 6.75%, 02/15/34	100	98
AXA SA, 8.60%, 12/15/30 (e)	100	112
Bank of America Corp.
2.10%, 04/30/12	400	408
3.13%, 06/15/12	650	673
4.88%, 09/15/12 (e)	150	157
4.88%, 01/15/13	200	208
4.90%, 05/01/13	200	209
4.75%, 08/15/13	200	208
7.38%, 05/15/14 (e)	200	222
4.50%, 04/01/15	500	508
3.70%, 09/01/15 (e)	600	595
6.50%, 08/01/16	300	326
5.75%, 12/01/17	675	702
5.65%, 05/01/18	1,000	1,022
5.49%, 03/15/19	200	195
Bank of America NA, 6.00%, 10/15/36	250	236
Bank of Nova Scotia
2.38%, 12/17/13	172	177
2.05%, 10/07/15 (e)	500	488
Bank One Corp., 7.63%, 10/15/26	500	597
Barclays Bank Plc
5.45%, 09/12/12	500	536
5.20%, 07/10/14	1,000	1,080
3.90%, 04/07/15 (e)	500	516
BB&T Capital Trust I, 5.85%, 08/18/35	100	93
BB&T Capital Trust II, 6.75%, 06/07/36	150	149
BB&T Corp., 5.20%, 12/23/15	300	323
Bear Stearns Cos. Inc.
5.70%, 11/15/14	200	220
6.40%, 10/02/17	500	570
Berkshire Hathaway Finance Corp.
4.60%, 05/15/13	100	108
4.63%, 10/15/13	250	271
4.85%, 01/15/15	100	109
Berkshire Hathaway Inc., 5.13%, 09/15/12	500	536
BlackRock Inc., 3.50%, 12/10/14	200	207
BNP Paribas LLC, 2.13%, 12/21/12	500	508
Boeing Capital Corp.
5.80%, 01/15/13 (e)	125	136
3.25%, 10/27/14	300	313
Boston Properties LP, 5.63%, 11/15/20	200	213
Camden Property Trust, 5.00%, 06/15/15	100	106
Capital One Bank USA NA, 6.50%, 06/13/13	250	274
Capital One Capital III, 7.69%, 08/15/36 (i)	100	100
Capital One Capital V, 10.25%, 08/15/39	400	428
Capital One Financial Corp., 6.15%, 09/01/16 (e)	250	271
Caterpillar Financial Services Corp.
1.55%, 12/20/13	450	450
4.75%, 02/17/15	100	109
2.75%, 06/24/15	200	203
Caterpillar Inc., 7.30%, 05/01/31	92	116
Chubb Corp., 5.20%, 04/01/13	100	108
Cincinnati Financial Corp., 6.13%, 11/01/34	100	94

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Citigroup Funding Inc.
1.88%, 10/22/12	1,000	1,020
1.88%, 11/15/12	1,000	1,020
Citigroup Inc.
6.00%, 02/21/12 (e)	350	367
2.13%, 04/30/12 (e)	1,000	1,020
5.50%, 04/11/13	500	532
6.50%, 08/19/13	500	549
5.00%, 09/15/14	400	414
6.01%, 01/15/15	500	549
4.75%, 05/19/15	500	524
5.85%, 08/02/16	250	268
5.50%, 02/15/17	350	362
6.00%, 08/15/17	250	271
6.13%, 11/21/17	700	767
6.13%, 05/15/18	400	438
8.50%, 05/22/19	350	434
6.00%, 10/31/33	50	47
8.13%, 07/15/39	600	763
CommonWealth REIT, 6.25%, 08/15/16	500	522
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	300	341
Corp. Andina de Fomento
6.88%, 03/15/12	150	160
3.75%, 01/15/16	200	198
Credit Suisse AG, 5.40%, 01/14/20 (e)	300	306
Credit Suisse New York
5.50%, 05/01/14	1,200	1,316
3.50%, 03/23/15	500	512
Credit Suisse USA Inc.
6.50%, 01/15/12	250	264
5.50%, 08/15/13	450	493
5.13%, 08/15/15 (e)	200	218
7.13%, 07/15/32 (e)	100	120
Deutsche Bank AG London
4.88%, 05/20/13	450	482
3.45%, 03/30/15 (e)	500	512
Deutsche Bank Financial LLC, 5.38%, 03/02/15	250	268
Discover Bank, 7.00%, 04/15/20	300	323
Duke Realty LP, 7.38%, 02/15/15	150	167
Eksportfinans ASA, 3.00%, 11/17/14	500	516
ERP Operating LP
5.25%, 09/15/14	250	273
5.75%, 06/15/17	150	164
European Bank for Reconstruction & Development, 2.75%, 04/20/15 (e)	500	513
European Investment Bank
2.00%, 02/10/12	1,600	1,625
4.63%, 03/21/12	200	210
1.75%, 09/14/12	600	611
1.88%, 06/17/13 (e)	500	509
1.25%, 09/17/13 (e)	500	500
4.63%, 05/15/14	150	165
3.13%, 06/04/14	500	526
2.75%, 03/23/15 (e)	400	412
1.63%, 09/01/15 (e)	600	585
4.88%, 02/16/16	250	279
5.13%, 09/13/16	500	565
5.13%, 05/30/17 (e)	500	564
2.88%, 09/15/20	600	563
Export-Import Bank of Korea
8.13%, 01/21/14	500	572
5.13%, 03/16/15	200	211
Fidelity National Financial Inc., 6.60%, 05/15/17	400	399
Fifth Third Bancorp, 6.25%, 05/01/13	300	325
Fifth Third Capital Trust IV, 6.50%, 04/15/37	200	190
Franklin Resources Inc., 3.13%, 05/20/15	300	306

	Shares/Par (p)	Value
General Electric Capital Corp.
5.88%, 02/15/12	250	263
2.20%, 06/08/12	1,000	1,022
6.00%, 06/15/12	200	214
2.00%, 09/28/12	500	511
5.25%, 10/19/12	400	428
2.63%, 12/28/12	1,000	1,037
2.80%, 01/08/13	200	204
5.45%, 01/15/13 (e)	1,000	1,075
1.88%, 09/16/13	500	500
3.50%, 06/29/15 (e)	500	509
5.00%, 01/08/16 (e)	600	640
5.63%, 09/15/17 (e)	200	219
5.63%, 05/01/18	700	763
5.50%, 01/08/20 (e)	200	214
6.75%, 03/15/32 (e)	850	962
5.88%, 01/14/38	400	415
6.88%, 01/10/39 (e)	800	925
Genworth Financial Inc., 7.70%, 06/15/20	350	370
Goldman Sachs Group Inc.
6.60%, 01/15/12	400	423
3.25%, 06/15/12 (e)	400	415
5.45%, 11/01/12	1,000	1,070
5.25%, 04/01/13 (e)	100	107
4.75%, 07/15/13	275	293
6.00%, 05/01/14 (e)	500	551
5.13%, 01/15/15	200	215
3.70%, 08/01/15	500	509
5.75%, 10/01/16	250	272
6.25%, 09/01/17	200	221
5.95%, 01/18/18	300	325
6.15%, 04/01/18	375	413
7.50%, 02/15/19 (e)	100	117
5.38%, 03/15/20	400	413
5.95%, 01/15/27	250	240
6.13%, 02/15/33 (e)	850	901
6.75%, 10/01/37	200	204
Hartford Financial Services Group Inc.
5.38%, 03/15/17	500	509
6.10%, 10/01/41	75	71
HCP Inc., 6.00%, 01/30/17	150	157
Health Care REIT Inc., 6.13%, 04/15/20	400	421
Hospitality Properties Trust, 5.63%, 03/15/17	500	497
HSBC Bank USA
4.88%, 08/24/20	300	298
7.00%, 01/15/39	340	387
HSBC Finance Capital Trust IX, 5.91%, 11/30/35	250	230
HSBC Finance Corp., 4.75%, 07/15/13 (e)	1,000	1,055
HSBC Holdings Plc
5.25%, 12/12/12	500	532
7.63%, 05/17/32	150	165
6.50%, 05/02/36	150	157
HSBC USA Inc., 5.00%, 09/27/20	500	484
ICICI Bank Ltd., 6.63%, 10/03/12 (r)	200	214
Inter-American Development Bank
4.38%, 09/20/12	500	531
1.75%, 10/22/12	490	500
1.63%, 07/15/13	400	407
5.13%, 09/13/16	250	285
3.88%, 02/14/20	200	210
International Bank for Reconstruction & Development
2.00%, 04/02/12	1,000	1,020
0.80%, 07/13/12	500	502
1.75%, 07/15/13	350	358
2.38%, 05/26/15	200	205
7.63%, 01/19/23	300	411

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
International Business Machines International Group Capital LLC, 5.05%, 10/22/12	300	322
International Lease Finance Corp. 3.00%, 04/22/14	500	527
6.75%, 09/01/16 (r)	300	320
Japan Bank of International Cooperation, 2.13%, 11/05/12	500	509
Jefferies Group Inc.
6.45%, 06/08/27	100	96
6.25%, 01/15/36	500	448
John Deere Capital Corp.
7.00%, 03/15/12	250	268
1.88%, 06/17/13	200	202
5.75%, 09/10/18	500	566
JPMorgan Chase & Co.
6.63%, 03/15/12	100	106
2.20%, 06/15/12	500	512
5.38%, 10/01/12	1,500	1,610
2.13%, 12/26/12	500	514
5.75%, 01/02/13	600	650
4.75%, 03/01/15	250	267
5.15%, 10/01/15	250	264
5.55%, 01/22/17	500	531
6.00%, 01/15/18	700	782
JPMorgan Chase Bank NA, 6.00%, 10/01/17	250	277
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (i)	100	101
JPMorgan Chase Capital XXV, 6.80%, 10/01/37 (e)	600	619
KeyBank NA, 5.80%, 07/01/14	100	107
Korea Development Bank, 5.30%, 01/17/13	800	848
Kreditanstalt fuer Wiederaufbau
2.25%, 04/16/12	1,100	1,122
1.25%, 06/15/12 (e)	500	504
1.88%, 01/14/13 (e)	200	204
3.25%, 03/15/13	250	262
3.50%, 05/16/13	400	422
1.38%, 07/15/13	500	504
4.13%, 10/15/14	650	707
2.75%, 10/21/14 (e)	500	519
2.63%, 03/03/15 (e)	500	514
5.13%, 03/14/16	500	564
4.88%, 01/17/17 (e)	500	558
4.88%, 06/17/19	500	554
2.75%, 09/08/20	500	465
0.00%,06/29/37 (j)	500	133
Landwirtschaftliche Rentenbank
1.88%, 09/24/12	500	508
3.25%, 03/15/13 (e)	500	523
Lincoln National Corp., 8.75%, 07/01/19	500	625
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	100	108
MBNA Corp., 7.50%, 03/15/12	100	106
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	500	529
5.00%, 01/15/15 (e)	550	573
6.05%, 05/16/16	250	258
6.88%, 04/25/18	650	711
6.75%, 06/01/28	800	805
7.75%, 05/14/38	400	415
MetLife Inc.
5.00%, 11/24/13	100	108
7.72%, 02/15/19	500	614
5.70%, 06/15/35	100	102
6.40%, 12/15/36 (i)	100	94
Morgan Stanley
6.60%, 04/01/12	300	320
1.95%, 06/20/12	400	408
5.75%, 08/31/12	500	535

	Shares/Par (p)	Value
5.25%, 11/02/12 (e)	500	533
4.75%, 04/01/14	450	461
6.00%, 04/28/15	500	541
5.75%, 10/18/16	250	267
5.45%, 01/09/17	350	363
6.63%, 04/01/18	500	542
7.30%, 05/13/19 (e)	300	338
5.63%, 09/23/19	300	306
5.50%, 01/26/20	500	504
7.25%, 04/01/32	25	29
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (m)	250	252
National City Bank, 4.63%, 05/01/13	100	106
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	500	536
10.38%, 11/01/18	200	276
8.00%, 03/01/32	150	190
NB Capital Trust II, 7.83%, 12/15/26	100	100
Nomura Holdings Inc, 6.70%, 03/04/20	400	428
Nordic Investment Bank, 3.63%, 06/17/13	600	636
Oesterreichische Kontrollbank AG
4.75%, 10/16/12	650	694
1.75%, 03/11/13 (e)	300	304
PNC Funding Corp.
5.25%, 11/15/15	250	268
6.70%, 06/10/19	500	576
Principal Life Income Funding Trusts, 5.10%, 04/15/14	150	162
ProLogis, 6.25%, 03/15/17	400	417
Prudential Financial Inc.
5.38%, 06/21/20 (e)	200	209
5.75%, 07/15/33 (e)	400	390
5.70%, 12/14/36	250	248
6.63%, 06/21/40 (e)	200	223
Realty Income Corp., 6.75%, 08/15/19	150	170
Royal Bank of Canada, 2.10%, 07/29/13	200	204
Royal Bank of Scotland Group Plc
5.00%, 10/01/14	100	96
6.40%, 10/21/19	200	201
Royal Bank of Scotland Plc
4.88%, 03/16/15	300	307
3.95%, 09/21/15 (e)	500	492
Simon Property Group LP
5.75%, 12/01/15	400	444
5.25%, 12/01/16	250	270
6.75%, 02/01/40	100	114
SLM Corp.
5.00%, 10/01/13	520	521
5.05%, 11/14/14	250	239
8.00%, 03/25/20	100	101
SunTrust Capital VIII, 6.10%, 12/01/66	99	91
Teco Finance Inc., 5.15%, 03/15/20	200	207
Toyota Motor Credit Corp., 3.20%, 06/17/15	500	516
Transatlantic Holdings Inc., 5.75%, 12/14/15	200	210
Travelers Cos. Inc., 6.25%, 06/15/37 (e)	150	167
Travelers Property Casualty Corp., 6.38%,
03/15/33	400	446
UBS AG Stamford
5.88%, 07/15/16	250	269
5.88%, 12/20/17	250	275
4.88%, 08/04/20	500	509
US Bancorp
1.38%, 09/13/13	580	580
2.45%, 07/27/15	800	795
US Bank, 4.80%, 04/15/15	500	539
Validus Holding Ltd., 8.88%, 01/26/40	500	533
Wachovia Bank NA
4.88%, 02/01/15 (e)	200	212

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
6.00%, 11/15/17 (e)	250	277
5.85%, 02/01/37	250	252
6.60%, 01/15/38	300	330
Wachovia Corp.
5.50%, 05/01/13	500	544
5.25%, 08/01/14	250	267
5.63%, 10/15/16	500	544
Wells Fargo & Co.
2.13%, 06/15/12 (e)	300	307
4.95%, 10/16/13 (e)	700	750
5.00%, 11/15/14	200	212
3.63%, 04/15/15 (e)	400	415
5.63%, 12/11/17	300	332
Wells Fargo Bank NA, 4.75%, 02/09/15	250	265
Wells Fargo Financial Inc., 5.50%, 08/01/12	250	267
Westpac Banking Corp.
2.25%, 11/19/12 (e)	300	307
4.20%, 02/27/15	500	525
		124,646

HEALTH CARE - 1.2%
Abbott Laboratories
5.88%, 05/15/16	250	289
6.00%, 04/01/39	550	621
Aetna Inc., 6.63%, 06/15/36	150	165
Amgen Inc.
5.85%, 06/01/17	200	228
6.38%, 06/01/37	400	458
AstraZeneca Plc
5.90%, 09/15/17	250	290
6.45%, 09/15/37	250	297
Baxter International Inc.
4.00%, 03/01/14	500	532
4.63%, 03/15/15	75	82
4.25%, 03/15/20	500	514
Becton Dickinson and Co., 3.25%, 11/12/20	300	282
Bristol-Myers Squibb Co.
5.45%, 05/01/18 (e)	150	170
5.88%, 11/15/36	67	75
Celgene Corp., 3.95%, 10/15/20	300	285
Covidien International Finance SA, 6.00%, 10/15/17	300	341
Eli Lilly & Co.
5.20%, 03/15/17	500	554
5.55%, 03/15/37	100	105
Express Scripts Inc., 5.25%, 06/15/12	200	211
Genentech Inc.
4.75%, 07/15/15	50	55
5.25%, 07/15/35	250	253
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	375	407
4.38%, 04/15/14	150	162
5.65%, 05/15/18	250	286
5.38%, 04/15/34	150	155
Hospira Inc., 6.05%, 03/30/17	500	560
Humana Inc., 7.20%, 06/15/18 (l)	500	565
Johnson & Johnson
3.80%, 05/15/13	500	531
5.95%, 08/15/37 (e)	250	292
Medtronic Inc., 4.45%, 03/15/20 (e)	700	727
Merck & Co. Inc.
4.75%, 03/01/15	250	275
6.00%, 09/15/17	250	292
6.50%, 12/01/33 (e) (l)	350	418
6.55%, 09/15/37	300	365
Novartis Capital Corp., 4.13%, 02/10/14	800	854
Pfizer Inc. 4.45%, 03/15/12	500	522

	Shares/Par (p)	Value
5.35%, 03/15/15	100	112
6.20%, 03/15/19	500	586
Pharmacia Corp., 6.60%, 12/01/28	50	58
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	150	169
Thermo Fisher Scientific Inc., 5.00%, 06/01/15	200	218
UnitedHealth Group Inc.
5.38%, 03/15/16	250	275
6.00%, 02/15/18	400	454
5.80%, 03/15/36	150	152
WellPoint Inc.
5.25%, 01/15/16	300	330
4.35%, 08/15/20	200	198
5.85%, 01/15/36	100	103
5.80%, 08/15/40 (e)	200	204
Wyeth
5.50%, 03/15/13 (l)	100	109
5.50%, 02/15/16	500	566
6.45%, 02/01/24	100	118
5.95%, 04/01/37	250	277
		16,147

INDUSTRIALS - 1.2%
3M Co., 5.70%, 03/15/37	150	164
Boeing Co., 4.88%, 02/15/20	500	538
Browning-Ferris Industries Inc., 7.40%, 09/15/35	95	112
Burlington Northern Santa Fe Corp.
5.90%, 07/01/12	150	160
4.70%, 10/01/19	300	314
6.15%, 05/01/37	100	108
5.75%, 05/01/40	400	414
Canadian National Railway Co., 5.55%, 03/01/19	400	452
Caterpillar Inc.
7.90%, 12/15/18 (e)	500	644
6.05%, 08/15/36	150	170
CSX Corp.
6.30%, 03/15/12	250	265
7.38%, 02/01/19	300	362
6.00%, 10/01/36	200	208
Emerson Electric Co.
4.50%, 05/01/13	414	446
5.00%, 12/15/14	100	111
GE Capital Trust I, 6.38%, 11/15/67	500	494
General Dynamics Corp., 4.25%, 05/15/13	250	269
General Electric Co., 5.00%, 02/01/13	800	855
Honeywell International Inc., 5.00%, 02/15/19	500	547
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/18	200	230
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	350	392
Lockheed Martin Corp.
6.15%, 09/01/36	175	190
5.72%, 06/01/40 (e) (r)	200	209
Norfolk Southern Corp.
5.90%, 06/15/19	300	340
7.25%, 02/15/31	75	90
7.05%, 05/01/37	100	119
Northrop Grumman Corp., 5.05%, 08/01/19	210	224
PACCAR Inc., 6.88%, 02/15/14 (e)	700	803
Pitney Bowes Inc., 5.75%, 09/15/17	500	526
Raytheon Co., 3.13%, 10/15/20	500	461
Republic Services Inc., 5.00%, 03/01/20 (e)	300	316
RR Donnelley & Sons Co.
4.95%, 04/01/14	200	205
5.50%, 05/15/15	50	51
Tyco Electronics Group SA, 6.00%, 10/01/12 (l)	300	323

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Tyco International Group SA, 6.00%, 11/15/13	500	555
Union Pacific Corp.
7.00%, 02/01/16	500	589
5.70%, 08/15/18	250	281
6.63%, 02/01/29	25	28
5.78%, 07/15/40	300	302
United Parcel Service Inc.
3.13%, 01/15/21	500	464
6.20%, 01/15/38	350	411
United Technologies Corp.
4.88%, 05/01/15	300	332
6.13%, 02/01/19 (e)	250	292
6.70%, 08/01/28	50	59
5.70%, 04/15/40 (e)	500	545
Waste Management Inc.
6.38%, 11/15/12 (e)	500	545
6.10%, 03/15/18	200	224
		15,739

INFORMATION TECHNOLOGY - 0.7%
Adobe Systems Inc., 4.75%, 02/01/20	300	307
Agilent Technologies Inc., 5.00%, 07/15/20 (e)	200	203
Amphenol Corp., 4.75%, 11/15/14	600	641
Cisco Systems Inc.
2.90%, 11/17/14	500	519
5.50%, 02/22/16	250	285
5.90%, 02/15/39 (e)	250	277
Dell Inc.
4.70%, 04/15/13	200	215
5.40%, 09/10/40 (e)	200	184
EnCana Corp., 6.50%, 02/01/38	300	325
Fiserv Inc., 6.13%, 11/20/12	500	541
Harris Corp., 4.40%, 12/15/20	500	500
Hewlett-Packard Co.
6.50%, 07/01/12	250	271
4.50%, 03/01/13	800	856
International Business Machines Corp.
1.00%, 08/05/13	500	498
5.70%, 09/14/17	300	344
6.50%, 01/15/28	200	235
5.60%, 11/30/39	330	359
Microsoft Corp., 1.63%, 09/25/15	500	488
Oracle Corp.
5.75%, 04/15/18	350	400
3.88%, 07/15/20 (r)	300	298
6.13%, 07/08/39 (e)	300	337
5.38%, 07/15/40 (e) (r)	500	506
Western Union Co., 5.25%, 04/01/20	500	514
Xerox Corp., 6.35%, 05/15/18 (e)	500	564
		9,667

MATERIALS - 1.1%
Agrium Inc., 7.13%, 05/23/36	300	345
Air Products & Chemicals Inc., 4.38%, 08/21/19	400	402
Alcoa Inc.
5.38%, 01/15/13	50	53
5.55%, 02/01/17 (e)	200	208
6.75%, 07/15/18 (e)	300	327
ArcelorMittal
9.85%, 06/01/19	500	632
7.00%, 10/15/39 (l)	200	208
Barrick Gold Corp., 5.95%, 10/15/39	300	318
BHP Billiton Finance USA Ltd.
4.80%, 04/15/13	100	108
5.50%, 04/01/14	100	111
5.25%, 12/15/15	90	100
5.40%, 03/29/17	200	221
CRH America Inc., 6.00%, 09/30/16	250	267

	Shares/Par (p)	Value
Dow Chemical Co.
6.00%, 10/01/12	50	54
7.60%, 05/15/14 (l)	250	288
2.50%, 02/15/16	500	480
8.55%, 05/15/19 (l)	250	313
7.38%, 11/01/29	500	601
Eastman Chemical Co., 3.00%, 12/15/15	500	494
EI Du Pont de Nemours & Co.
4.75%, 11/15/12	100	107
5.60%, 12/15/36 (e)	400	430
4.90%, 01/15/41 (e)	500	488
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17	700	774
International Paper Co.
7.95%, 06/15/18	150	179
8.70%, 06/15/38	300	378
Lafarge SA, 6.50%, 07/15/16	250	266
Newmont Mining Corp.
5.88%, 04/01/35	50	52
6.25%, 10/01/39	400	435
Nucor Corp., 5.00%, 06/01/13	500	540
Plum Creek Timberlands LP, 4.70%, 03/15/21 (e)	400	381
Potash Corp. of Saskatchewan Inc., 5.25%, 05/15/14	500	547
PPG Industries Inc., 3.60%, 11/15/20	400	372
Praxair Inc.
3.95%, 06/01/13	100	106
5.38%, 11/01/16	500	567
Rio Tinto Alcan Inc.
4.88%, 09/15/12	50	53
6.13%, 12/15/33	425	454
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	500	481
3.50%, 11/02/20	800	759
RPM International Inc., 6.13%, 10/15/19	200	207
Southern Copper Corp., 7.50%, 07/27/35	150	166
Vale Overseas Ltd.
6.25%, 01/11/16	100	111
6.25%, 01/23/17	150	167
8.25%, 01/17/34	500	622
6.88%, 11/21/36	100	110
		14,282

TELECOMMUNICATION SERVICES - 1.2%
America Movil SAB de CV
3.63%, 03/30/15	200	206
5.00%, 03/30/20 (e)	500	520
6.38%, 03/01/35 (e)	200	219
AT&T Corp., 8.00%, 11/15/31 (l)	17	21
AT&T Inc.
5.88%, 02/01/12	100	105
4.95%, 01/15/13	750	804
5.10%, 09/15/14	550	602
2.50%, 08/15/15	500	498
5.80%, 02/15/19	500	563
6.15%, 09/15/34	350	362
6.30%, 01/15/38	300	317
6.55%, 02/15/39	250	272
5.35%, 09/01/40 (e) (r)	705	663
AT&T Wireless Services Inc, 8.13%, 05/01/12	200	219
BellSouth Capital Funding Corp., 7.88%, 02/15/30	100	121
BellSouth Corp., 5.20%, 09/15/14	100	109
British Telecommunications Plc, 9.88%, 12/15/30 (l)	150	200
CenturyTel Inc., 6.00%, 04/01/17	250	257

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Deutsche Telekom International Finance BV
5.25%, 07/22/13 (e)	200	217
5.75%, 03/23/16 (e)	250	280
8.75%, 06/15/30 (l)	300	403
Embarq Corp., 8.00%, 06/01/36	100	109
France Telecom SA, 8.50%, 03/01/31 (l)	250	340
GTE Corp.
6.84%, 04/15/18	250	283
6.94%, 04/15/28	50	56
Qwest Corp.
8.38%, 05/01/16	500	593
6.50%, 06/01/17	250	271
7.25%, 09/15/25	110	116
Rogers Communications Inc., 6.80%, 08/15/18	500	601
Southwestern Bell Telephone LP, 7.00%, 07/01/15	100	115
Telecom Italia Capital SA
5.25%, 11/15/13	500	521
6.18%, 06/18/14 (e)	300	319
4.95%, 09/30/14	100	102
5.25%, 10/01/15	200	205
6.38%, 11/15/33	50	43
6.00%, 09/30/34	100	83
Telefonica Emisiones SAU
3.73%, 04/27/15	100	99
5.88%, 07/15/19	500	511
5.13%, 04/27/20 (e)	100	96
Telefonica Europe BV, 8.25%, 09/15/30	200	232
Verizon Communications Inc.
5.25%, 04/15/13	200	217
5.55%, 02/15/16	200	224
8.75%, 11/01/18 (e)	350	457
6.35%, 04/01/19 (e)	500	577
5.85%, 09/15/35	350	362
6.90%, 04/15/38	300	350
Verizon Florida LLC, 6.86%, 02/01/28	200	207
Verizon Global Funding Corp., 7.75%, 12/01/30 (e)	200	248
Verizon Wireless Capital LLC
7.38%, 11/15/13	750	869
8.50%, 11/15/18	150	196
Vodafone Group Plc
5.00%, 12/16/13 (e)	150	163
5.38%, 01/30/15	100	110
5.63%, 02/27/17	600	670
7.88%, 02/15/30	200	249
		16,552

UTILITIES - 1.5%
Alabama Power Co., 6.00%, 03/01/39	250	277
Ameren Energy Generating Co., 6.30%, 04/01/20 (e)	150	146
Consolidated Edison Co. of New York Inc.
4.45%, 06/15/20 (e)	200	207
5.30%, 03/01/35	250	244
5.85%, 03/15/36	300	315
5.70%, 06/15/40	200	213
Constellation Energy Group Inc., 7.60%, 04/01/32	150	170
Consumers Energy Co.
5.50%, 08/15/16	25	28
6.70%, 09/15/19	400	477
Detroit Edison Co., 5.60%, 06/15/18	250	271
Dominion Resources Inc.
8.88%, 01/15/19	350	454
7.00%, 06/15/38 (e)	200	241
Duke Energy Carolinas LLC
5.63%, 11/30/12	150	163

	Shares/Par (p)	Value
5.30%, 10/01/15	200	224
5.30%, 02/15/40	300	304
Duke Energy Corp., 6.30%, 02/01/14	700	780
Enersis SA, 7.40%, 12/01/16	150	169
Exelon Corp., 4.90%, 06/15/15	200	213
Exelon Generation Co. LLC
5.35%, 01/15/14	150	162
6.20%, 10/01/17	200	224
5.20%, 10/01/19	500	523
First Energy Solutions Corp., 6.80%, 08/15/39	200	194
FirstEnergy Corp., 7.38%, 11/15/31	425	448
Florida Power & Light Co.
5.63%, 04/01/34	100	105
5.95%, 02/01/38	250	277
Florida Power Corp.
5.65%, 06/15/18	500	565
4.55%, 04/01/20 (e)	300	313
FPL Group Capital Inc., 6.00%, 03/01/19	100	111
Georgia Power Co.
1.30%, 09/15/13	500	501
4.25%, 12/01/19	300	309
Iberdrola USA Inc, 6.75%, 07/15/36 (e)	150	153
Indiana Michigan Power Co., 7.00%, 03/15/19	350	413
Kentucky Utilities Co., 5.13%, 11/01/40 (r)	300	294
LG&E and KU Energy LLC, 3.75%, 11/15/20 (r)	300	286
MidAmerican Energy Co.
5.65%, 07/15/12	100	107
6.75%, 12/30/31	50	58
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	100	108
6.13%, 04/01/36	350	378
National Grid Plc, 6.30%, 08/01/16 (e)	150	171
Nevada Power Co., 7.13%, 03/15/19	250	295
NiSource Finance Corp.
5.40%, 07/15/14	75	82
6.80%, 01/15/19	300	347
Northern States Power Co.
8.00%, 08/28/12	100	111
5.25%, 03/01/18	500	552
Ohio Power Co., 6.00%, 06/01/16	250	281
Oncor Electric Delivery Co.
6.38%, 01/15/15	150	170
7.00%, 09/01/22	150	176
Pacific Gas & Electric Co.
4.80%, 03/01/14	250	269
6.05%, 03/01/34	500	547
PacifiCorp
7.70%, 11/15/31	450	577
5.75%, 04/01/37	150	160
Panhandle Eastern Pipeline Co. LP, 6.20%, 11/01/17	500	533
Progress Energy Inc., 7.75%, 03/01/31	150	188
PSEG Power LLC
2.50%, 04/15/13	300	306
8.63%, 04/15/31 (e)	75	96
Public Service Co. of Colorado, 7.88%, 10/01/12	500	557
Public Service Electric & Gas Co., 5.50%, 03/01/40	200	208
Puget Sound Energy Inc., 5.76%, 10/01/39	200	200
San Diego Gas & Electric Co., 5.35%, 05/15/40	200	204
Scottish Power Ltd., 5.38%, 03/15/15	50	53
Sempra Energy, 6.00%, 02/01/13	250	271
South Carolina Electric & Gas Co., 6.05%, 01/15/38	400	432
Southern California Edison Co.
6.00%, 01/15/34	75	82
5.95%, 02/01/38	400	440

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Southwestern Electric Power Co.
6.45%, 01/15/19	400	439
6.20%, 03/15/40	200	201
TransAlta Corp., 6.50%, 03/15/40	300	306
Union Electric Co., 6.40%, 06/15/17	100	113
Veolia Environnement, 6.00%, 06/01/18	200	224
Virginia Electric & Power Co.
5.95%, 09/15/17	250	287
6.00%, 01/15/36	150	164
		19,467
Total Corporate Bonds and Notes (cost $270,306)		280,379

GOVERNMENT AND AGENCY OBLIGATIONS - 75.1%

GOVERNMENT SECURITIES - 42.7%
Federal Farm Credit Bank - 0.3% (w)
Federal Farm Credit Bank
2.13%, 06/18/12	1,000	1,023
1.88%, 12/07/12	500	512
1.75%, 02/21/13	500	509
3.88%, 10/07/13	500	539
2.12%, 09/08/16	400	386
2.95%, 12/13/18	200	194
		3,163
Federal Home Loan Bank - 1.2% (w)
Federal Home Loan Bank
5.75%, 05/15/12	1,125	1,206
1.13%, 05/18/12	500	504
0.60%, 07/20/12	350	349
0.88%, 08/22/12	1,000	1,005
1.75%, 08/22/12	1,000	1,019
1.63%, 09/26/12 (e)	1,000	1,018
4.50%, 11/15/12	400	428
1.63%, 11/21/12	1,000	1,018
0.55%, 12/03/12	500	499
1.50%, 01/16/13	1,000	1,016
3.88%, 06/14/13 (e)	1,600	1,714
1.88%, 06/21/13	1,000	1,023
4.50%, 09/16/13 (e)	1,000	1,092
3.63%, 10/18/13	1,000	1,068
5.25%, 06/18/14	1,090	1,237
5.00%, 12/21/15	500	559
5.38%, 05/18/16	500	574
4.75%, 12/16/16 (e)	300	335
5.65%, 04/20/22	125	133
5.50%, 07/15/36	400	441
		16,238
Federal Home Loan Mortgage Corp. - 1.9% (w)
Federal Home Loan Mortgage Corp.
5.75%, 01/15/12	1,150	1,212
2.13%, 03/23/12 - 10/29/13	2,250	2,291
5.13%, 07/15/12 - 10/18/16	1,598	1,749
1.13%, 07/27/12 - 01/14/13	1,200	1,209
0.70%, 10/25/12	500	498
4.63%, 10/25/12	300	322
4.50%, 01/15/13 - 04/02/14	2,265	2,457
1.80%, 02/25/13	600	601
1.63%, 04/15/13	500	509
3.50%, 05/29/13	1,400	1,487
1.40%, 07/26/13	500	500
1.15%, 09/03/13	250	249
1.20%, 09/24/13 - 04/28/14	750	745
4.13%, 09/27/13 (e)	2,000	2,167
4.88%, 11/15/13	500	554
1.45%, 02/24/14	250	250
5.05%, 01/26/15	100	112

	Shares/Par (p)	Value
2.88%, 02/09/15	1,000	1,041
4.38%, 07/17/15	300	331
2.25%, 08/12/15	250	250
4.75%, 01/19/16	2,100	2,350
5.25%, 04/18/16	1,000	1,144
3.00%, 07/14/16	250	250
3.75%, 03/27/19 (e)	2,000	2,070
5.00%, 04/29/25	250	252
6.75%, 09/15/29	60	76
6.75%, 03/15/31 (e)	120	154
6.25%, 07/15/32	600	733
6.00%, 04/16/37	100	104
		25,667
Federal National Mortgage Association - 3.0% (w)
Federal National Mortgage Association
2.00%, 01/09/12 - 03/28/16	3,150	3,154
0.88%, 01/12/12 - 11/08/13	1,500	1,498
5.00%, 02/16/12 - 09/01/35	4,054	4,453
6.13%, 03/15/12	1,000	1,067
1.30%, 05/25/12	500	502
1.13%, 07/30/12	1,000	1,009
1.75%, 08/10/12 (e)	1,500	1,528
0.85%, 08/17/12	250	250
4.38%, 09/15/12 - 10/15/15	1,290	1,386
0.70%, 10/19/12	250	249
0.50%, 10/30/12	1,500	1,496
0.55%, 11/01/12	500	498
1.80%, 02/08/13 - 03/15/13	900	905
1.75%, 05/07/13 - 11/17/15	1,750	1,774
1.38%, 07/19/13	300	301
1.50%, 07/19/13 - 09/08/14	1,200	1,195
1.40%, 07/26/13	150	150
1.25%, 07/29/13 - 10/28/14	790	789
1.35%, 08/16/13	250	250
1.00%, 09/20/13 - 04/25/14	2,250	2,240
0.75%, 12/18/13	1,500	1,483
2.75%, 02/05/14 (e)	900	941
2.75%, 03/13/14	2,000	2,090
2.50%, 05/15/14	675	700
1.55%, 08/12/14 - 10/27/15	600	586
4.63%, 10/15/14	550	612
2.63%, 11/20/14	1,000	1,038
3.00%, 02/17/15	112	112
1.63%, 10/26/15 (e)	1,000	975
4.88%, 12/15/16	500	561
0.00%,06/01/17 (j)	1,250	1,015
5.38%, 04/11/22	50	53
5.78%, 06/07/22	250	267
4.00%, 09/30/25	100	95
5.95%, 06/07/27	100	102
6.25%, 05/15/29	525	644
7.13%, 01/15/30	1,270	1,681
7.25%, 05/15/30 (e)	540	727
6.63%, 11/15/30	690	871
6.00%, 04/18/36	200	216
Principal Only, 0.00%,10/09/19 (j)	800	505
		39,968
Municipals - 0.7%
American Municipal Power-Ohio Inc., 7.50%, 02/15/50	400	412
Bay Area Toll Authority, 6.26%, 04/01/49	200	198
Chicago Transit Authority, 6.90%, 12/01/40	500	495
City of New York, 5.97%, 03/01/36	200	197
Commonwealth of Massachusetts, Ad Valorem Property Tax, GO, 4.91%, 05/01/29	300	280
Cook County, Illinois, 6.23%, 11/15/34	200	191

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	200	201
Dallas County Hospital District, Series C, 5.62%, 08/15/44	300	304
Dallas Independent School District, 6.45%, 02/15/35	300	313
Indianapolis Local Public Improvement Bond Bank, 6.12%, 01/15/40	200	208
Los Angeles Unified School District, 5.75%, 07/01/34	300	280
Los Angeles Unified School District, Ad
Valorem Property Tax, GO, 5.76%, 07/01/29	200	190
Metropolitan Transportation Authority, Transit Revenue, RB
6.55%, 11/15/31	200	196
6.65%, 11/15/39	150	147
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	400	367
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp), 7.43%, 02/15/29	200	214
New Jersey State Turnpike Authority, 7.10%, 01/01/41	500	542
New Jersey State Turnpike Authority (insured by AMBAC Assurance Corp.), Series B, 4.25%, 01/01/16	95	98
New Jersey State Turnpike Authority (Prerefunded at 01/01/15, insured by AMBAC Assurance Corp.), Series B, 4.25%, 01/01/16	5	5
New York City Municipal Water Finance Authority, 6.01%, 06/15/42	200	200
New York Dormitory Authority, RB, 5.60%, 03/15/40	200	197
New York, NJ, Port Authority Revenue, 6.04%, 12/01/29	200	199
Ohio State University, College & University Revenue, 4.91%, 06/01/40	400	362
Oregon State Department of Transportation, 5.83%, 11/15/34	300	306
State of California
7.63%, 03/01/40	300	313
7.60%, 11/01/40	300	312
State of California Various Purpose Bond, 7.50%, 04/01/34	500	517
State of Connecticut, 5.09%, 10/01/30	250	236
State of Connecticut, Ad Valorem Property Tax, GO, Series A, 5.85%, 03/15/32	200	205
State of Georgia, GO, Series H, 4.50%, 11/01/25	300	296
State of Illinois, 5.10%, 06/01/33	700	524
State of Texas, 5.52%, 04/01/39	465	473
State of Texas, Series A, 4.68%, 04/01/40	400	364
University of California, 6.55%, 05/15/48	300	293

		9,635

Sovereign - 1.8%
Brazilian Government International Bond
11.00%, 01/11/12 - 08/17/40	615	749
10.50%, 07/14/14	400	509
7.88%, 03/07/15	565	675
5.88%, 01/15/19	200	222
8.88%, 04/15/24	135	186
10.13%, 05/15/27	235	360
7.13%, 01/20/37 (e)	455	543
Canadian Government Bond, 2.38%, 09/10/14	500	516
Chile Government International Bond, 5.50%, 01/15/13	100	108

	Shares/Par (p)	Value
Eksportfinans ASA, 5.00%, 02/14/12	500	524
Export Development Canada
2.38%, 03/19/12	500	511
2.25%, 05/28/15	200	203
Federal Republic of Brazil, 12.25%, 03/06/30 (e)	220	398
Financement-Quebec, 5.00%, 10/25/12 (e)	100	107
Hungary Government International Bond, 4.75%, 02/03/15 (e)	250	244
Hydro Quebec
8.00%, 02/01/13	250	284
7.50%, 04/01/16	100	123
9.40%, 02/01/21	250	358
Israel Government International Bond
4.63%, 06/15/13	75	80
5.50%, 11/09/16	450	510
7.25%, 12/15/28	200	240
Italy Government International Bond
5.63%, 06/15/12	250	263
4.38%, 06/15/13 (e)	500	520
4.50%, 01/21/15	1,000	1,027
6.88%, 09/27/23	450	496
5.38%, 06/15/33	500	470
Japan Finance Corp., 2.88%, 02/02/15 (e)	500	512
Mexico Government International Bond
7.50%, 01/14/12 - 04/08/33 (e)	350	414
6.38%, 01/16/13 (e)	339	370
5.88%, 01/15/14	250	277
6.63%, 03/03/15	93	107
5.63%, 01/15/17	250	276
5.13%, 01/15/20	300	313
8.30%, 08/15/31 (e)	300	396
6.75%, 09/27/34	300	337
Panama Government International Bond, 6.70%, 01/26/36	400	446
Peru Government International Bond
7.13%, 03/30/19 (e)	200	239
8.75%, 11/21/33	200	274
Poland Government Treasury International Bond, 5.00%, 10/19/15 (e)	650	690
Province of British Columbia, Canada, 2.85%, 06/15/15	200	206
Province of Manitoba, Canada
5.00%, 02/15/12	250	262
2.63%, 07/15/15	500	509
Province of New Brunswick, Canada, 5.20%, 02/21/17	250	279
Province of Nova Scotia, Canada
5.75%, 02/27/12	100	106
8.75%, 04/01/22	250	350
Province of Ontario, Canada
1.88%, 11/19/12 (e)	700	713
4.10%, 06/16/14	500	540
4.50%, 02/03/15	100	109
2.70%, 06/16/15	300	305
5.45%, 04/27/16	250	284
4.00%, 10/07/19 (e)	500	514
4.40%, 04/14/20 (e)	200	209
Province of Quebec, Canada
4.60%, 05/26/15	500	549
7.50%, 07/15/23	100	132
7.13%, 02/09/24 (e)	250	320
Republic of Korea
5.13%, 12/07/16	150	161
5.63%, 11/03/25	250	266
Republic of Peru, 6.55%, 03/14/37 (e)	250	274
Republic of South Africa Government Bond 7.38%, 04/25/12	100	108

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
6.50%, 06/02/14	200	225
5.50%, 03/09/20	200	213
Svensk Exportkredit AB, 5.13%, 03/01/17	200	222
Tennessee Valley Authority
5.50%, 07/18/17	1,000	1,152
5.25%, 09/15/39	500	529
United Mexican States, 6.05%, 01/11/40	300	307

		23,721
U.S. Treasury Securities - 33.8%
U.S. Treasury Bond
10.63%, 08/15/15	450	626
7.25%, 05/15/16 - 08/15/22	2,400	3,098
7.50%, 11/15/16 - 11/15/24	1,140	1,524
8.75%, 05/15/17 - 08/15/20	1,555	2,215
8.88%, 08/15/17	780	1,083
9.13%, 05/15/18 (e)	315	451
8.88%, 02/15/19 (e)	590	849
8.13%, 08/15/19 - 05/15/21	3,100	4,350
8.50%, 02/15/20	1,340	1,917
7.88%, 02/15/21	1,420	1,981
8.00%, 11/15/21	2,350	3,324
7.13%, 02/15/23	1,255	1,686
6.25%, 08/15/23 - 05/15/30	2,880	3,662
7.63%, 02/15/25	539	764
6.88%, 08/15/25	410	548
6.00%, 02/15/26	730	903
6.75%, 08/15/26	870	1,155
6.50%, 11/15/26	260	338
6.63%, 02/15/27	545	717
6.38%, 08/15/27	380	489
6.13%, 11/15/27	1,495	1,878
5.50%, 08/15/28	850	1,002
5.25%, 11/15/28 - 02/15/29	1,215	1,393
5.38%, 02/15/31	1,700	1,984
4.50%, 02/15/36 - 08/15/39	6,765	6,965
4.75%, 02/15/37	1,545	1,660
5.00%, 05/15/37	1,450	1,618
4.38%, 02/15/38 - 05/15/40	8,650	8,701
3.50%, 02/15/39	2,300	1,982
4.25%, 05/15/39 - 11/15/40	4,880	4,805
4.63%, 02/15/40	4,355	4,562
3.88%, 08/15/40	3,450	3,178
U.S. Treasury Note
1.13%, 01/15/12 - 06/15/13	6,430	6,487
0.88%, 01/31/12 - 02/29/12	8,500	8,549
4.75%, 01/31/12 - 08/15/17	7,085	7,693
1.38%, 02/15/12 - 05/15/13	32,094	32,547
4.88%, 02/15/12 (e)	1,725	1,811
4.63%, 02/29/12 - 02/15/17	5,645	6,212
1.00%, 03/31/12 - 07/15/13	10,250	10,324
4.50%, 03/31/12 - 05/15/17	7,800	8,600
0.75%, 05/31/12 - 12/15/13	8,500	8,488
1.88%, 06/15/12 - 10/31/17	15,400	15,315
0.63%, 06/30/12 - 12/31/12	10,700	10,725
4.88%, 06/30/12 - 08/15/16	1,920	2,115
1.50%, 07/15/12 - 12/31/13	4,700	4,774
1.75%, 08/15/12 - 07/31/15	13,390	13,599
4.38%, 08/15/12	1,900	2,020
0.38%, 08/31/12 - 10/31/12	9,000	8,979
4.13%, 08/31/12 - 05/15/15	3,490	3,808
4.25%, 09/30/12 - 11/15/17	14,280	15,672
3.88%, 10/31/12 - 05/15/18	3,635	3,890
4.00%, 11/15/12 - 02/15/15	6,130	6,642
0.50%, 11/30/12 (e)	3,000	2,996
3.38%, 11/30/12 - 11/15/19	9,670	10,016
3.63%, 12/31/12 - 02/15/20	14,100	14,750
2.75%, 02/28/13 - 02/15/19	17,240	17,493

	Shares/Par (p)	Value
2.50%, 03/31/13 - 06/30/17	6,665	6,822
3.13%, 04/30/13 - 05/15/19	18,970	19,728
3.50%, 05/31/13 - 05/15/20	9,740	10,112
3.38%, 06/30/13 (e)	1,750	1,863
0.75%, 09/15/13, TBA (g)	3,000	2,990
0.50%, 10/15/13, TBA (g)	3,000	2,966
0.50%, 11/15/13	3,000	2,961
2.00%, 11/30/13	2,570	2,646
2.25%, 05/31/14 - 11/30/17	7,550	7,659
2.63%, 06/30/14 - 08/15/20	20,685	20,983
2.38%, 08/31/14 - 07/31/17	16,600	17,017
2.13%, 11/30/14 - 12/31/15	11,000	11,176
2.50%, 04/30/15, TBA (g)	3,900	4,032
1.25%, 08/31/15	2,800	2,723
1.25%, 09/30/15 (e)	3,000	2,911
1.25%, 10/31/15, TBA (g)	3,000	2,903
1.38%, 11/30/15, TBA (g)	3,000	2,915
5.13%, 05/15/16	860	991
3.25%, 05/31/16 - 03/31/17	9,485	9,946
3.25%, 06/30/16 (e)	2,000	2,109
3.00%, 08/31/16 - 02/28/17	7,500	7,768
4.00%, 08/15/18 (e)	2,200	2,384
3.75%, 11/15/18	4,265	4,537
2.63%, 11/15/20 (e)	4,700	4,433

		449,488

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 32.4%
Federal Home Loan Mortgage Corp. - 9.8%
Federal Home Loan Mortgage Corp.
6.50%, 06/01/14 - 03/01/39	4,510	5,014
7.00%, 08/01/15 - 08/01/37	368	415
6.00%, 12/01/16 - 11/01/39	14,647	15,960
4.50%, 01/01/18 - 09/01/40	32,240	33,249
5.50%, 04/01/18 - 10/01/39	22,220	23,788
4.00%, 04/01/19 - 11/01/40	14,273	14,482
5.00%, 07/01/19 - 07/01/40	25,032	26,364
4.00%, 01/15/26 - 01/15/41 , TBA (g)	4,200	4,207
5.00%, 01/15/26 - 08/01/40 , TBA (g)	2,525	2,653
7.50%, 11/01/31 - 04/01/32	187	214
5.81%, 01/01/37 (i)	62	66
6.02%, 01/01/37 (i)	242	260
5.63%, 02/01/37 (i)	335	360
4.50%, 01/15/41, TBA (g)	1,800	1,844
5.50%, 01/15/41, TBA (g)	1,500	1,598
6.50%, 01/15/41, TBA (g)	500	554
		131,028
Federal National Mortgage Association - 16.1%
Federal National Mortgage Association
5.50%, 01/01/14 - 01/01/40	36,787	39,532
6.00%, 01/01/16 - 09/01/39	21,398	23,374
6.50%, 09/01/16 - 12/01/38	6,787	7,584
5.00%, 10/01/17 - 06/01/40	41,128	43,471
4.50%, 02/01/18 - 10/01/40	43,816	45,279
4.00%, 07/01/18 - 12/01/40	25,053	25,292
3.50%, 08/01/25 - 12/01/40	3,191	3,174
4.00%, 01/15/26 - 01/15/41 , TBA (g)	5,100	5,151
5.00%, 01/15/26 - 08/01/40 , TBA (g)	3,500	3,700
7.00%, 02/01/31 - 04/01/39	1,275	1,443
2.79%, 05/01/35 (i)	210	219
2.80%, 05/01/35 (i)	68	71
2.89%, 10/01/35 (i)	356	372
5.39%, 02/01/37 (i)	36	38
5.51%, 02/01/37 (i)	383	405
5.62%, 02/01/37 (i)	248	264
5.57%, 04/01/37 (i)	86	91
5.82%, 04/01/37 (i)	649	688

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
7.50%, 11/01/37	47	54
5.27%, 01/01/38 (i)	733	776
5.67%, 03/01/38 (i)	708	754
6.00%, 12/01/38, TBA (g)	1,000	1,094
4.41%, 07/01/39 (i)	2,114	2,241
3.81%, 12/01/39 (i)	710	743
3.72%, 02/01/40 (i)	1,787	1,865
3.39%, 03/01/40 (i)	926	958
4.21%, 03/01/40 (i)	785	814
3.12%, 06/01/40 (i)	395	403
3.25%, 07/01/40 (i)	957	985
3.56%, 08/01/40 (i)	451	461
4.50%, 01/15/41, TBA (g)	1,700	1,745
5.50%, 01/15/41, TBA (g)	800	856

		213,897
Government National Mortgage Association - 6.5%
Government National Mortgage Association
5.50%, 01/15/24 - 07/15/40	10,951	11,868
4.00%, 08/15/24 - 11/15/40	5,913	6,009
8.00%, 04/15/30	19	23
8.50%, 06/15/30 - 12/15/30	6	7
6.50%, 01/15/32 - 10/15/38	1,811	2,044
6.00%, 05/15/32 - 12/15/39	7,052	7,784
5.00%, 03/15/33 - 07/20/40	22,599	24,103
7.00%, 11/15/36	136	152
4.50%, 03/15/38 - 09/15/40	24,736	25,746
4.50%, 01/15/41, TBA (g)	4,900	5,087
5.00%, 01/15/41, TBA (g)	1,500	1,595
5.50%, 01/15/41, TBA (g)	1,100	1,189
6.00%, 01/15/41, TBA (g)	500	550
6.50%, 01/15/41, TBA (g)	500	563

		86,720

Total Government and Agency Obligations (cost $983,147)		999,525

SHORT TERM INVESTMENTS - 8.9%

Investment Company 3.3%
JNL Money Market Fund, 0.08% (a) (h)	44,153	44,153

Securities Lending Collateral 5.6%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	70,234	70,234
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	4,583	4,508

		74,742

Total Short Term Investments (cost $118,970)		118,895

Total Investments - 107.9% (cost $1,407,714)		1,436,334
Other Assets and Liabilities, Net - (7.9%)		(104,770)

Total Net Assets - 100.0%		$1,331,564

JNL/Mellon Capital Management Global Alpha Fund
SHORT TERM INVESTMENTS - 98.7%

Commercial Paper 0.5%
Nordea Bank AB, 0.44%, 01/14/11	$1,000	$1,000

Federal Home Loan Bank 13.6% (w)
Federal Home Loan Bank
0.09%, 01/14/11	20,300	20,299
0.10%, 01/18/11	1,000	1,000

	Shares/Par (p)	Value
0.02%, 01/24/11	5,000	5,000
0.03%, 01/26/11	1,000	1,000

		27,299

Federal Home Loan Mortgage Corp. 27.1% (w)
Federal Home Loan Mortgage Corp.
0.07%, 01/05/11	13,500	13,500
0.10%, 01/18/11 - 01/28/11	2,500	2,500
0.13%, 01/18/11	6,500	6,500
0.16%, 01/31/11 - 02/14/11	27,100	27,096
0.11%, 03/02/11	5,000	4,999

		54,595

Federal National Mortgage Association 20.9% (w)
Federal National Mortgage Association
0.10%, 01/12/11	1,000	1,000
0.12%, 01/18/11	3,899	3,899
0.13%, 01/18/11 - 01/19/11	14,600	14,599
0.08%, 01/19/11	7,500	7,500
0.15%, 01/26/11	10,000	9,999
0.11%, 02/17/11	5,000	4,999

		41,996

Investment Company 1.8%
JNL Money Market Fund, 0.08% (a) (h)	3,593	3,593

Treasury Securities 34.8%
U.S. Treasury Bill
0.13%, 03/24/11 (o)	$8,600	8,597
0.13%, 01/13/11	5,580	5,580
0.13%, 02/10/11	11,050	11,048
0.11%, 01/06/11	2,000	2,000
0.16%, 01/20/11	26,720	26,718
0.04%, 01/27/11	12,000	12,000
0.14%, 02/03/11	4,000	3,999

		69,942

Total Short Term Investments (cost $198,424)		198,425

Total Investments - 98.7% (cost $198,424)		198,425
Other Assets and Liabilities, Net - 1.3%		2,689

Total Net Assets - 100.0%		$201,114

JNL/Oppenheimer Global Growth Fund * (x)
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 16.1%
Bayerische Motoren Werke AG	11	$840
Carnival Corp.	158	7,267
Grupo Televisa SA - ADR (c)	198	5,125
Inditex SA	70	5,221
LVMH Moet Hennessy Louis Vuitton SA	46	7,590
McDonald’s Corp.	83	6,343
Sony Corp.	184	6,581
Tiffany & Co.	121	7,533
Walt Disney Co.	171	6,414
Other Securities		11,753

		64,667
CONSUMER STAPLES - 8.3%
Cia de Bebidas das Americas - ADR	133	4,122
Colgate-Palmolive Co.	69	5,570
Fomento Economico Mexicano SAB de CV (e)	975	5,453
Nestle SA	76	4,464
Unilever Plc	164	5,014

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Wal-Mart Stores Inc.	90	4,861
Other Securities		3,826
		33,310
ENERGY - 3.7%
Technip SA (e)	59	5,458
Total SA	85	4,503
Transocean Ltd. (c)	69	4,812
		14,773

FINANCIALS - 15.4%
AFLAC Inc.	69	3,882
Allianz SE	46	5,446
Banco Bilbao Vizcaya Argentaria SA (e)	389	3,967
Credit Suisse Group AG	214	8,635
Dai-Ichi Life Insurance Co. Ltd.	3	4,805
Goldman Sachs Group Inc.	26	4,308
HSBC Holdings Plc (e)	532	5,452
Investor AB - Class B	201	4,309
UBS AG (c)	315	5,173
Other Securities		16,046
		62,023

HEALTH CARE - 7.2%
Aetna Inc.	149	4,556
WellPoint Inc. (c)	88	4,999
Zimmer Holdings Inc. (c)	78	4,186
Other Securities		15,101
		28,842

INDUSTRIALS - 14.1%
3M Co.	62	5,357
Assa Abloy AB	229	6,458
European Aeronautic Defence & Space Co. NV (c)	205	4,781
Koninklijke Philips Electronics NV	171	5,239
Siemens AG	95	11,826
Other Securities		23,236
		56,897

INFORMATION TECHNOLOGY - 28.3%
Adobe Systems Inc. (c)	156	4,812
Altera Corp.	220	7,845
Corning Inc.	199	3,837
eBay Inc. (c)	364	10,123
Infosys Technologies Ltd.	91	7,032
Intuit Inc. (c)	150	7,407
Juniper Networks Inc. (c) (e)	228	8,432
Keyence Corp.	14	3,983
Maxim Integrated Products Inc.	208	4,922
Microsoft Corp.	243	6,797
Murata Manufacturing Co. Ltd.	77	5,361
SAP AG	134	6,809
Taiwan Semiconductor Manufacturing Co. Ltd.	1,925	4,687
Telefonaktiebolaget LM Ericsson	1,399	16,218
Other Securities		15,434
		113,699

MATERIALS - 0.6%
Other Securities		2,666

TELECOMMUNICATION SERVICES - 2.2%
KDDI Corp.	1	3,887
Vodafone Group Plc	1,531	3,957
Other Securities		969
		8,813

	Shares/Par	(p)	Value
UTILITIES - 0.8%
Other Securities			3,396
Total Common Stocks (cost $342,455)			389,086

PREFERRED STOCKS - 1.3%

CONSUMER DISCRETIONARY - 1.3%
Bayerische Motoren Werke AG	100		5,129

Total Preferred Stocks (cost $3,617)			5,129

SHORT TERM INVESTMENTS - 6.7%

Investment Company - 1.8%
JNL Money Market Fund, 0.08% (a) (h)	7,173		7,173
Securities Lending Collateral 4.9%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	18,929		18,929
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	980		964

			19,893

Total Short Term Investments (cost $27,082)			27,066

Total Investments - 104.7% (cost $373,154)			421,281

Other Assets and Liabilities, Net - (4.7%)			(19,029)

Total Net Assets - 100.0%			$ 402,252

JNL/PAM Asia ex-Japan Fund * (x)

COMMON STOCKS - 99.2%

CONSUMER DISCRETIONARY - 2.6%
Other Securities			$ 3,887
CONSUMER STAPLES - 3.3%
Shinsegae Co. Ltd. (c)	7		3,833
Other Securities			1,195

			5,028

ENERGY - 8.7%
Banpu Public Co. Ltd.	95		2,505
Cairn India Ltd. (c)	249		1,854
China Petroleum & Chemical Corp.	2,546		2,437
China Shenhua Energy Co. Ltd.	411		1,722
CNOOC Ltd.	1,440		3,416
Other Securities			1,239

			13,173

FINANCIALS - 31.1%
AIA Group Ltd. (c)	502		1,410
AMMB Holdings Bhd (c)	1,127		2,568
Bangkok Bank PCL	400		2,025
Bank of China Ltd.	9,372		4,944
China Construction Bank Corp.	3,404		3,053
China Pacific Insurance Group Co. Ltd. (e)	779		3,237
DBS Group Holdings Ltd.	285		3,184
Global Logistic Properties Ltd. (c)	795		1,338
Hana Financial Group Inc.	47		1,800
Hang Seng Bank Ltd.	169		2,780
Henderson Land Development Co. Ltd. (c) (e)	452		3,082
Infrastructure Development Finance Co. Ltd.	505		2,063
Korea Exchange Bank	197		2,040
Metropolitan Bank & Trust Co.	791		1,293
Samsung Fire & Marine Insurance Co. Ltd.	22		4,297

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Sino-Ocean Land Holdings Ltd. (e)	2,272	1,488
Wharf Holdings Ltd.	180	1,384
Yuanta Financial Holding Co. Ltd.	2,567	1,919
Other Securities		3,019
		46,924

HEALTH CARE - 1.8%
Ranbaxy Laboratories Ltd. (c)	203	2,721

INDUSTRIALS - 13.5%
Far Eastern New Century Corp	1,747	2,959
Hutchison Whampoa Ltd.	501	5,157
Hyundai Engineering & Construction Co. Ltd. (c)	55	3,527
SembCorp Industries Ltd.	802	3,212
Tata Motors Ltd.	129	2,262
Other Securities		3,284
		20,401

INFORMATION TECHNOLOGY - 20.2%
AAC Acoustic Technologies Holdings Inc.	1,236	3,300
Acer Inc.	478	1,478
Foxconn Technology Co. Ltd.	676	2,711
HON HAI Precision Industry Co. Ltd.	1,078	4,345
Largan Precision Co. Ltd.	63	1,567
Mphasis Ltd.	167	2,516
Samsung Electronics Co. Ltd.	8	6,508
Shanda Games Ltd. - ADR (c) (e)	256	1,648
Taiwan Semiconductor Manufacturing Co. Ltd.	1,285	3,128
Wistron Corp.	1,060	2,160
Other Securities		1,133
		30,494

MATERIALS - 8.3%
China Shanshui Cement Group Ltd.	3,436	2,454
Hindalco Industries Ltd.	355	1,959
Taiwan Fertilizer Co. Ltd.	392	1,466
Xingda International Holdings Ltd.	1,438	1,554
Other Securities		5,064
		12,497

TELECOMMUNICATION SERVICES - 6.6%
Axiata Group Bhd (c)	1,584	2,438
China Mobile Ltd.	170	1,683
China Unicom Hong Kong Ltd.	2,682	3,836
Telekomunikasi Indonesia Tbk PT	1,725	1,522
Other Securities		454
		9,933

UTILITIES - 3.1%
GVK Power & Infrastructure Ltd. (c)	1,454	1,319
Korea Electric Power Corp. (c)	123	3,266
		4,585
Total Common Stocks (cost $128,635)		149,643

RIGHTS - 0.0%
Metropolitan Bank & Trust Co. (c) (f)	82	42
Total Rights (cost $0)		42

WARRANTS - 0.0%
Henderson Land Development Co. Ltd. (c)	77	18
Total Warrants (cost $0)		18

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 4.6%

Investment Company - 1.2%
JNL Money Market Fund, 0.08% (a) (h)	1,752	1,752

Securities Lending Collateral 3.4%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	5,075	5,075
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	45	44

		5,119

Total Short Term Investments (cost $6,872)		6,871

Total Investments - 103.8% (cost $135,507)		156,574

Other Assets and Liabilities, Net - (3.8%)		(5,741)

Total Net Assets - 100.0%		$ 150,833

JNL/PAM China-India Fund

COMMON STOCKS - 94.7%

CONSUMER DISCRETIONARY - 8.9%
BYD Co. Ltd. (e)	841	$ 4,419
Focus Media Holding Ltd. - ADR (c)	489	10,730
GOME Electrical Appliances Holdings Ltd. (c) (e)	8,810	3,174
Mahindra & Mahindra Ltd.	444	7,735
Shenzhou International Group Holdings Ltd.	1,324	1,535
Sun TV Network Ltd.	565	6,642

		34,235

CONSUMER STAPLES - 2.9%
Colgate-Palmolive India Ltd.	325	6,317
ITC Ltd.	1,218	4,759

		11,076

ENERGY - 15.2%
China Petroleum & Chemical Corp. (e)	8,224	7,872
China Shenhua Energy Co. Ltd.	1,845	7,738
CNOOC Ltd.	5,121	12,149
Oil & Natural Gas Corp. Ltd.	233	6,702
Oil India Ltd.	136	4,286
Reliance Industries Ltd.	841	19,914

		58,661

FINANCIALS - 31.5%
Axis Bank Ltd.	111	3,358
Bank of China Ltd.	51,762	27,304
China Pacific Insurance Group Co. Ltd. (e)	2,017	8,383
Evergrande Real Estate Group Ltd.	15,691	7,631
Franshion Properties China Ltd. (e)	13,604	4,095
ICICI Bank Ltd.	577	14,771
Industrial & Commercial Bank of China	20,534	15,296
Infrastructure Development Finance Co. Ltd.	1,912	7,807
LIC Housing Finances Ltd.	1,368	5,979
Mahindra & Mahindra Financial Services Ltd.	507	8,397
Ping an Insurance Group Co. of China Ltd.	780	8,720
Rural Electrification Corp. Ltd.	1,029	6,883
Sino-Ocean Land Holdings Ltd. (e)	4,017	2,630

		121,254

HEALTH CARE - 3.0%
Dr. Reddy’s Laboratories Ltd.	307	11,412

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par	(p)	Value
INDUSTRIALS - 4.9%
Bharat Heavy Electricals Ltd.	74		3,856
Mundra Port and Special Economic Zone Ltd.	506		1,629
Sinotrans Shipping Ltd. (e)	5,012		1,896
Tata Motors Ltd.	228		6,663
Tata Motors Ltd. - Class A	288		5,054

			19,098

INFORMATION TECHNOLOGY - 12.2%
AAC Acoustic Technologies Holdings Inc.	1,016		2,712
Infosys Technologies Ltd.	288		22,177
Mphasis Ltd.	480		7,220
OnMobile Global Ltd. (c)	295		1,893
Sohu.com Inc. (c)	134		8,489
Travelsky Technology Ltd.	4,250		4,440

			46,931

MATERIALS - 9.7%
China Resources Cement Holdings Ltd. (c)	8,560		6,498
China Zhongwang Holdings Ltd. (e)	9,769		5,442
Fosun International Ltd.	4,755		3,493
Hindalco Industries Ltd.	1,945		10,742
Huabao International Holdings Ltd.	3,160		5,114
Sterlite Industries India Ltd.	497		2,074
Xingda International Holdings Ltd.	3,768		4,072

			37,435

TELECOMMUNICATION SERVICES - 4.8%
China Mobile Ltd.	774		7,687
China Unicom Hong Kong Ltd. (e)	7,675		10,980
			18,667

UTILITIES - 1.6%
GAIL India Ltd.	523		5,997

Total Common Stocks (cost $315,064)			364,766

SHORT TERM INVESTMENTS - 9.7%

Investment Company - 5.3%
JNL Money Market Fund, 0.08% (a) (h)	20,481		20,481

Securities Lending Collateral 4.4%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	16,822		16,822
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	55		55

			16,877

Total Short Term Investments (cost $37,358)			37,358

Total Investments - 104.4% (cost $352,422)			402,124
Other Assets and Liabilities, Net - (4.4%)			(16,790)

Total Net Assets - 100.0%			$385,334

JNL/PIMCO Real Return Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 10.5%
ACE Securities Corp. REMIC, 0.35%, 06/25/37 (i)	$163		$159
American General Mortgage Loan Trust REMIC, 5.15%, 03/25/40 (i) (r)	4,107		4,268
American Home Mortgage Assets REMIC, 0.45%, 09/25/46 (i)	4,928		2,708

	Shares/Par	(p)	Value
American Money Management Corp., 0.51%, 05/03/18 (f) (i) (r)	500		470
Aquilae CLO Plc, 1.34%, 01/17/23 (i) (f), EUR	2,366		2,805
ARES CLO Funds, 0.53%, 03/12/18 (f) (i) (r)	1,484		1,398
Arkle Master Issuer Plc 0.37%, 02/17/52 (i) (r)	14,700		14,542
REMIC, 1.43%, 05/17/60 (i) (r)	4,000		3,981
Arran Residential Mortgages Funding Plc, 2.20%, 05/16/47 (f) (r), EUR	800		1,068
Banc of America Commercial Mortgage Inc. REMIC, 5.89%, 07/10/44 (i)	2,000		2,136
Banc of America Large Loan Inc. REMIC 5.64%, 07/17/17 (i) (r)	600		639
5.62%, 06/24/50 (i) (r)	1,100		1,174
Banc of America Large Loans Inc. REMIC, 0.77%, 08/15/29 (i) (r)	1,075		1,000
Banc of America Mortgage Securities Inc. REMIC, 2.87%, 06/25/35 (i)	381		331
Bear Stearns Adjustable Rate Mortgage Trust REMIC 2.75%, 05/25/33 (i)	92		91
3.20%, 02/25/34 (i)	652		580
3.61%, 11/25/34 (i)	653		638
3.14%, 01/25/35 (i)	1,256		1,153
5.00%, 01/25/35 (i)	510		475
2.93%, 03/25/35 (i)	108		103
3.06%, 03/25/35 (i)	739		606
2.33%, 08/25/35 (i)	113		108
2.43%, 08/25/35 (i)	193		182
Bear Stearns Alt-A Trust REMIC 2.81%, 01/25/36 (i)	923		507
2.99%, 08/25/36 (i)	370		190
Bear Stearns Asset Backed Securities Trust REMIC, 1.26%, 08/25/37 (i)	1,085		717
Bear Stearns Commercial Mortgage Securities Inc. Principal Only REMIC, 0.00%, 05/18/11 (f) (j) (r)	2,200		2,185
Bear Stearns Structured Products Inc. REMIC 2.36%, 01/26/36 (i)	1,031		673
5.34%, 12/26/46 (i)	1,053		737
Capital Auto Receivables Asset Trust, 1.71%, 10/15/12 (i)	6,084		6,109
Chase Mortgage Finance Corp. REMIC, 2.90%, 02/25/37 (i)	221		204
Chevy Chase Mortgage Funding Corp. REMIC, 0.39%, 05/25/48 (i) (r)	1,020		464
Citigroup Mortgage Loan Trust Inc. REMIC
2.51%, 08/25/35 (i)	131		123
2.56%, 08/25/35 (i)	176		158
2.93%, 08/25/35 (i)	895		472
0.34%, 01/25/37 (i)	255		201
0.32%, 05/25/37 (i)	353		335
5.87%, 09/25/37 (i)	2,956		2,137
0.32%, 08/25/45 (i)	578		477
College Loan Corp. Trust, 0.54%, 01/25/24 (i)	800		797
Commercial Mortgage Pass Through Certificates REMIC, 3.16%, 11/10/15 (r)	1,697		1,701
Countrywide Asset-Backed Certificates REMIC 0.44%, 09/25/36 (i)	658		557
0.36%, 09/25/37 (i)	278		268
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.98%, 08/25/34 (i)	542		396
3.07%, 04/20/35 (i)	658		627
Credit Suisse Mortgage Capital Certificates REMIC
5.38%, 11/15/16 (r)	1,000		1,039
5.86%, 02/25/37 (i)	1,131		657

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par	(p)	Value
5.47%, 09/19/39 (f) (r)	1,400		1,481
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.38%, 07/25/37 (i) (r)	388		348
CS First Boston Mortgage Securities Corp. REMIC, 2.74%, 04/25/34 (i)	676		659
Deutsche Bank Alternate Loan Trust REMIC, 0.35%, 08/25/37 (i)	47		47
Deutsche Mortgage Securities Inc., 1.51%, 06/25/47 (i) (r)	926		924
First Franklin Mortgage Loan Asset Backed Certificates REMIC, 0.31%, 11/25/36 (i)	105		104
First NLC Trust REMIC, 0.33%, 08/25/37 (i) (r)	550		375
Ford Credit Auto Owner Trust, 2.76%, 05/15/13 (i)	6,975		7,055
Gallatin Funding Ltd., 0.54%, 08/15/17 (f) (i) (r)	1,200		1,111
GE Capital Commercial Mortgage Corp. REMIC, 4.71%, 05/10/43	94		94
GMAC Commercial Mortgage Securities Inc. REMIC, 5.24%, 11/10/45 (i)	2,000		2,122
Gracechurch Mortgage Financing Plc, 0.36%, 11/20/56 (i) (r)	446		438
Granite Master Issuer Plc 0.30%, 12/20/54 (i)	1,268		1,178
0.35%, 12/20/54 (i)	275		256
0.36%, 12/20/54 (i)	385		359
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39 (e)	4,000		4,214
GS Mortgage Securities Corp. REMIC, 4.59%, 08/12/43 (r)	4,300		4,342
GS Mortgage Securities Corp. II 0.35%, 03/06/20 (i) (r)	424		413
0.39%, 03/06/20 (i) (r)	3,100		2,986
GSR Mortgage Loan Trust REMIC, 3.04%, 01/25/35 (i)	526		494
Harborview Mortgage Loan Trust REMIC, 2.86%, 04/19/34 (i)	723		702
HSBC Home Equity Loan Trust REMIC 0.41%, 03/20/36 (i)	1,884		1,765
5.91%, 03/20/36 (i)	870		874
HSI Asset Securitization Corp. REMIC, 0.32%, 05/25/37 (i)	193		189
Indymac Index Mortgage Loan Trust REMIC, 2.82%, 03/25/35 (i)	1,192		1,018
IndyMac Index Mortgage Loan Trust REMIC, 5.06%, 11/25/35 (i)	1,631		1,433
IndyMac Residential Asset Backed Trust REMIC 0.39%, 04/25/37 (i)	143		141
0.34%, 07/25/37 (i)	10		10
JP Morgan Mortgage Trust REMIC
3.10%, 08/25/35 (i)	872		753
3.15%, 08/25/35 (i)	603		530
5.42%, 09/25/35 (i)	245		229
5.54%, 07/27/37 (r)	1,402		1,203
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 3.01%, 07/25/35 (i)	556		530
Landmark CDO Ltd., 0.60%, 06/01/17 (f) (i) (q)	4,534		4,253
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	6,200		6,511
Lehman Brothers Mortgage Loan Trust REMIC, 0.35%, 06/25/37 (i) (r)	458		190
Magnolia Funding Ltd., 3.00%, 04/20/17 (r), EUR	758		1,005
MASTR Adjustable Rate Mortgages Trust REMIC, 2.61%, 12/25/33 (i)	1,311		1,186
MASTR Asset Backed Securities Trust REMIC, 0.34%, 05/25/37 (i)	233		225

	Shares/Par	(p)	Value
Merrill Lynch First Franklin Mortgage Loan Trust REMIC, 0.32%, 07/25/37 (i)	134		133
Merrill Lynch Mortgage Investors Inc. REMIC 2.35%, 02/25/33 (i)	280		262
2.89%, 02/25/34 (i)	605		572
MLCC Mortgage Investors Inc. REMIC, 4.25%, 10/25/35 (i)	832		712
Morgan Stanley Capital I REMIC, 0.32%, 05/25/37 (i)	332		288
Nationstar Home Equity Loan Trust REMIC, 0.32%, 06/25/37 (i)	277		272
Nautique Funding Ltd. - Series 2006-1A, 0.54%, 04/15/20 (f) (i) (r)	481		432
Navigare Funding CLO Ltd., 0.54%, 05/20/19 (f) (i) (r)	500		461
Navigator CDO Ltd., 1.14%, 11/15/15 (f) (i) (r)	992		958
NCUA Guaranteed Notes REMIC
0.72%, 10/07/20 (i)	4,367		4,362
0.82%, 12/08/20 (f) (i)	4,900		4,885
Nelnet Student Loan Trust, 0.99%, 07/25/18 (i)	1,100		1,108
New York Life Investment Management Flatiron CLO Ltd., 0.51%, 08/08/20 (f) (i) (q)	500		464
Provident Funding Mortgage Loan Trust REMIC, 2.77%, 08/25/33 (i)	496		469
RBSCF Trust REMIC, 6.01%, 08/16/17 (i) (r)	1,700		1,816
Residential Asset Mortgage Products Inc. REMIC, 0.34%, 02/25/27 (i)	206		205
Residential Asset Securities Corp. REMIC, 0.37%, 02/25/30 (i)	141		138
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	255		259
SLM Student Loan Trust
0.74%, 01/25/17 (i)	3,100		3,104
0.29%, 04/25/17 (i)	89		89
0.40%, 04/25/17 (i)	264		264
1.91%, 12/15/17 (i) (r)	2,306		2,306
1.79%, 04/25/23 (i)	9,581		9,890
1.11%, 10/25/23 (i), EUR	2,700		3,375
REMIC, 0.33%, 04/25/19 (i)	6,300		6,066
STRU BC-1270 FA, 01/28/41 (f)	8,900		8,896
Structured Adjustable Rate Mortgage Loan Trust REMIC, 2.77%, 02/25/34 (i)	951		902
Structured Asset Mortgage Investments Inc. REMIC
0.59%, 10/19/34 (i)	45		41
0.36%, 04/25/37 (i)	64		64
Swan 2010-1, 6.13%, 04/25/41, AUD	807		818
Symphony CLO Ltd., 0.53%, 05/15/19 (f) (i) (q)	2,200		1,993
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	485		137
Thornburg Mortgage Securities Trust REMIC
0.36%, 03/25/37 (i)	1,632		1,592
0.36%, 03/25/37 (i)	849		829
Vornado DP LLC, 4.00%, 09/13/20 (r)	4,600		4,460
Wachovia Bank Commercial Mortgage Trust REMIC 0.34%, 06/15/20 (i) (r)	1,026		959
0.35%, 09/15/21 (i) (r)	1,428		1,391
5.09%, 08/15/41 (i)	1,000		1,060
Washington Mutual Alternative Mortgage Pass- Through Certificates REMIC, 5.26%, 12/25/35 (i)	545		489
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.37%, 03/25/33 (i)	184		174
2.70%, 06/25/33 (i)	594		567
2.78%, 09/25/33 (i)	634		637
5.50%, 08/25/35 (i)	618		574

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
1.33%, 08/25/46 (i)	1,639	1,074
1.10%, 05/25/47 (i)	770	508
Wells Fargo Mortgage Backed Securities Trust REMIC 4.97%, 12/25/34 (i)	677	662
3.29%, 04/25/36 (i)	2,349	2,042
Wood Street CLO BV, 1.39%, 03/29/21 (f) (i) (r), EUR	596	733
Total Non-U.S. Government Agency Asset- Backed Securities (cost $190,724)		187,585

CORPORATE BONDS AND NOTES - 27.6%

CONSUMER DISCRETIONARY - 0.1%
Macy’s Retail Holdings Inc., 7.45%, 07/15/17	1,000	1,100
Videotron Ltee, 6.88%, 01/15/14	1,400	1,417
		2,517

CONSUMER STAPLES - 0.1%
Reynolds American Inc., 1.00%, 06/15/11 (i)	700	701
WM Wrigley Jr. Co., 1.68%, 06/28/11 (i) (r)	1,500	1,500
		2,201

ENERGY - 0.5%
Gaz Capital SA, 7.34%, 04/11/13 (r)	300	326
Gazprom Via Gaz Capital SA, 5.09%, 11/29/15 (q)	1,600	1,636
Kinder Morgan Energy Partners LP, 5.70%, 01/05/16	5,000	5,062
Petroleos Mexicanos, 5.50%, 01/21/21	1,200	1,215
		8,239

FINANCIALS - 25.6%
Achmea Hypotheekbank NV, 3.20%,
11/03/14 (r)	4,000	4,162
Ally Financial Inc.
7.25%, 03/02/11 (e)	1,300	1,306
5.38%, 06/06/11	500	503
6.88%, 09/15/11	500	514
1.75%, 10/30/12	8,700	8,854
American Express Bank FSB, 0.39%,
05/29/12 (e) (i)	800	796
American Express Credit Corp., 0.38%,
02/24/12 (i)	1,700	1,695
American International Group Inc.
0.40%, 10/18/11 (i)	1,000	992
5.05%, 10/01/15	1,200	1,232
5.85%, 01/16/18	1,100	1,134
8.25%, 08/15/18	1,000	1,152
8.18%, 05/15/58	4,700	5,005
ANZ National International Ltd.
6.20%, 07/19/13 (r)	2,000	2,202
0.72%, 08/19/14 (i) (r)	2,000	2,014

Australia & New Zealand Banking Group Ltd., 0.58%, 06/18/12 (i) (r)	5,000	5,007
Banco Mercantil del Norte SA, 4.38%, 07/19/15 (e) (r)	3,900	3,958
Banco Santander Brazil SA, 0.00%, 12/28/11 (f) (j) (q)	600	585
Bank of America Corp., 5.38%, 06/15/14	600	631
Bank of Montreal, 2.85%, 06/09/15 (r)	5,500	5,587
Bank of Scotland Plc, 4.88%, 04/15/11	1,400	1,415
Barclays Bank Plc
7.43% (callable at 100 beginning 12/15/17) (m) (r)	200	196
6.05%, 12/04/17 (r)	2,000	2,052
BPCE SA, 2.38%, 10/04/13 (r)	2,700	2,690

	Shares/Par (p)	Value
Citibank NA, 1.38%, 08/10/11	11,100	11,167
Citigroup Funding Inc., 1.88%, 10/22/12 (e)	20,100	20,503
Citigroup Inc.
5.25%, 02/27/12	1,300	1,355
5.30%, 10/17/12 (e)	1,000	1,059
5.50%, 04/11/13	1,200	1,278
0.57%, 11/05/14 (i)	800	761
Commonwealth Bank of Australia
0.71%, 07/12/13 (i) (r)	14,700	14,726
0.80%, 06/25/14 (i) (r)	3,800	3,817
0.58%, 09/17/14 (i) (r)	3,800	3,787
Countrywide Financial Corp., 5.80%, 06/07/12 (e)	7,000	7,365
DanFin Funding Ltd., 0.99%, 07/16/13 (i) (r)	5,800	5,793
Dexia Credit Local
0.95%, 09/23/11 (i) (r)	1,300	1,303
0.70%, 03/05/13 (i) (r)	3,100	3,090
0.77%, 04/29/14 (i) (r)	18,700	18,627
FIH Erhvervsbank A/S, 2.00%, 06/12/13 (r)	800	813
Ford Motor Credit Co. LLC
7.25%, 10/25/11	3,150	3,256
7.80%, 06/01/12	650	691
7.00%, 10/01/13	2,200	2,359
General Electric Capital Corp.
0.30%, 09/21/12 (i)	15,200	15,205
0.30%, 12/21/12 (i)	34,600	34,606
2.63%, 12/28/12	6,700	6,949
Goldman Sachs Group Inc., 0.47%, 02/06/12 (i)	700	699
HSBC Finance Corp.
0.56%, 04/24/12 (e) (i)	3,602	3,585
0.64%, 07/19/12 (i)	1,200	1,191
ING Bank NV
0.92%, 01/13/12 (i) (r)	7,700	7,695
1.61%, 10/18/13 (i) (r)	4,100	4,094
International Lease Finance Corp.
0.63%, 07/01/11 (i)	2,000	1,968
6.38%, 03/25/13	700	718
5.63%, 09/20/13	1,100	1,106
6.63%, 11/15/13	500	511
6.50%, 09/01/14 (r)	1,000	1,060
6.75%, 09/01/16 (r)	900	961
7.13%, 09/01/18 (r)	1,700	1,806
LeasePlan Corp. NV, 3.00%, 05/07/12 (r)	5,300	5,445
Lehman Brothers Holdings Inc.
6.20%, 09/26/14 (c) (d)	200	46
6.88%, 05/02/18 (c) (d)	1,200	297
7.00%, 09/27/27 (c) (d)	100	23
Macquarie Bank Ltd.
2.60%, 01/20/12 (r)	900	917
4.10%, 12/17/13 (e)	27,200	29,196
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	1,000	1,076
Merrill Lynch & Co. Inc.
0.53%, 06/05/12 (i)	1,000	991
6.05%, 08/15/12 (e)	16,100	17,048
1.76%, 09/27/12 (i), EUR	600	776
5.45%, 07/15/14 (e)	200	210
Metropolitan Life Global Funding I, 1.43%,
09/17/12 (i) (r)	1,100	1,118
Morgan Stanley
1.15%, 12/01/11 (i)	2,000	2,016
0.55%, 01/09/12 (i)	9,700	9,692
1.36%, 03/01/13 (i), EUR	2,100	2,681
2.79%, 05/14/13 (i)	2,600	2,694
0.60%, 01/09/14 (i)	5,300	5,114
0.77%, 10/15/15 (i)	1,000	938
0.74%, 10/18/16 (i)	1,000	924
National Australia Bank Ltd. 5.35%, 06/12/13 (r)	1,700	1,841

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
0.80%, 07/08/14 (i) (r)	1,900	1,920
New York Life Global Funding, 4.65%, 05/09/13 (r)	1,800	1,936
NIBC Bank NV, 2.80%, 12/02/14 (r)	15,100	15,564
Pacific Life Global Funding, 5.15%, 04/15/13 (r)	500	535
Pearson Dollar Finance Plc, 5.70%, 06/01/14 (r)	1,000	1,084
Racers Trust, 0.53%, 07/25/17 (f) (i) (q)	997	978
Royal Bank of Scotland Group Plc, 0.55%, 03/30/12 (i) (r)	18,800	18,789
Royal Bank of Scotland Plc
1.45%, 10/20/11 (r)	15,300	15,386
3.00%, 12/09/11 (r)	1,600	1,633
1.19%, 04/23/12 (i)	400	404
2.70%, 08/23/13 (i)	19,700	20,003
Santander US Debt SA Unipersonal, 1.10%, 03/30/12 (i) (r)	12,700	12,552
SLM Corp.
1.38%, 04/26/11 (i), EUR	400	525
0.52%, 10/25/11 (i)	1,400	1,380
5.38%, 01/15/13	400	408
5.05%, 11/14/14	600	573
Svenska Handelsbanken AB, 1.30%, 09/14/12 (i) (r)	4,300	4,314
TransCapitalInvest Ltd., 7.70%, 08/07/13 (r) (e)	1,500	1,667
UBS AG Stamford
1.38%, 02/23/12 (i)	4,000	4,027
2.25%, 08/12/13	7,100	7,161
Wachovia Corp.
0.42%, 04/23/12 (i)	6,400	6,392
2.06%, 05/01/13 (i)	4,200	4,318
Wells Fargo & Co.
7.98% (callable at 100 beginning
03/15/18) (m)	1,300	1,371
0.49%, 10/28/15 (e) (i)	500	482
Wells Fargo Capital XIII, 7.70%, (callable at 100 beginning 03/26/13) (m)	800	827
Western Corporate Federal Credit Union, 1.75%, 11/02/12	5,400	5,498
Westpac Banking Corp.
3.59%, 08/14/14 (r)	4,400	4,690
0.58%, 09/10/14 (i) (r)	700	701
Westpac Securities NZ Ltd., 2.50%, 05/25/12 (r)	2,700	2,763
		458,510

HEALTH CARE - 0.3%
Amgen Inc., 0.13%, 02/01/11	700	699
HCA Inc., 7.25%, 09/15/20 (e)	4,700	4,912
		5,611

INDUSTRIALS - 0.1%
GATX Financial Corp., 5.80%, 03/01/16	1,000	1,081

INFORMATION TECHNOLOGY - 0.3%
Seagate Technology Inc., 6.38%, 10/01/11	5,000	5,131

MATERIALS - 0.3%
Dow Chemical Co.
2.54%, 08/08/11 (i)	4,000	4,043
4.85%, 08/15/12	1,000	1,054
Rexam Plc, 6.75%, 06/01/13 (r)	700	763
		5,860

TELECOMMUNICATION SERVICES - 0.3%
Telefonica Emisiones SAU, 0.62%, 02/04/13 (i)	4,641	4,559

	Shares/Par	(p)	Value
Verizon Wireless Capital LLC, 3.75%, 05/20/11	1,300		1,316
			5,875
Total Corporate Bonds and Notes (cost $487,930)			495,025

GOVERNMENT AND AGENCY OBLIGATIONS - 93.1%

GOVERNMENT SECURITIES - 91.6%
Federal Home Loan Mortgage Corp. - 1.7% (w)
Federal Home Loan Mortgage Corp., 0.21%, 12/21/11 - 12/29/11 (i)	31,300		31,290
			31,290
Federal National Mortgage Association - 2.3% (w)
Federal National Mortgage Association
0.75%, 12/18/13 (e)	21,300		21,062
1.25%, 03/14/14	7,100		7,060
4.02%, 02/11/15	3,400		3,414
6.00%, 03/09/20	6,700		6,947
5.38%, 04/11/22	1,100		1,160
6.28%, 06/15/27	1,000		1,048
			40,691
Municipals - 0.1%
Illinois Student Assistance Commission, 0.77%, 04/25/17 (i)	1,500		1,497
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	475		329
Tobacco Settlement Financing Corp., 4.75%, 06/01/34	1,000		605
Tobacco Settlement Funding Corp., 5.00%, 06/01/41	200		119
			2,550
Sovereign - 1.7%
Australia Government Bond
3.00%, 09/20/25, AUD	10,800		11,785
2.50%, 09/20/30, AUD	800		789
New South Wales Treasury Corp., 2.75%, 11/20/25, AUD	6,100		6,239
Societe Financement de l’Economie Francaise
2.13%, 01/30/12 (e) (r)	400		406
0.49%, 07/16/12 (i) (r)	10,600		10,616
			29,835
Treasury Inflation Index Securities - 85.8%
Australian Government Treasury Inflation
Indexed Bond, 4.00%, 08/20/20 (s), AUD	1,300		2,151
U.S. Treasury Inflation Indexed Note
2.38%, 04/15/11 (n)	9,366		9,449
3.38%, 01/15/12 (n)	11,578		12,104
2.00%, 04/15/12 (n) (o)	50,226		52,050
3.00%, 07/15/12 (n)	27,065		28,748
0.63%, 04/15/13 (n) (o)	46,253		47,652
1.88%, 07/15/13, TBA (g) (n)	96,394		102,788
2.00%, 01/15/14 - 01/15/26 (n)	50,538		54,321
1.25%, 04/15/14 (e) (n)	41,854		44,016
2.00%, 07/15/14 - 01/15/26, TBA (g) (n)	89,333		95,776
1.63%, 01/15/15 - 01/15/18 , TBA (g) (n)	150,826		161,044
1.63%, 01/15/15 - 01/15/18 (n)	15,021		16,070
1.88%, 07/15/15 (n) (o)	73,425		79,539
2.00%, 01/15/16, TBA (g) (o)	97,209		105,851
2.50%, 07/15/16 - 01/15/29 , TBA (g) (n)	94,025		106,155
2.50%, 07/15/16 - 01/15/29 (n)	977		1,105
2.63%, 07/15/17 (n)	32,186		36,629
1.88%, 07/15/19 (n)	9,833		10,692
1.38%, 01/15/20 - 01/15/20 , TBA (g) (n)	64,255		66,774
1.38%, 01/15/20 (n)	5,542		5,760
1.25%, 07/15/20 - 07/15/20 , TBA (g) (n)	31,900		32,662
2.38%, 01/15/25 - 01/15/27 , TBA (g) (n)	135,222		150,395

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par	(p)	Value
2.00%, 01/15/26, TBA (g) (n) (o)	13,043		13,849
2.38%, 01/15/27 (n) (o)	50,179		55,765
1.75%, 01/15/28, TBA (g) (n)	48,032		48,895
1.75%, 01/15/28 (n) (o)	647		659
3.63%, 04/15/28, TBA (g) (n)	72,125		93,103
3.63%, 04/15/28 (n) (o)	206		265
3.88%, 04/15/29, TBA (g) (n)	38,589		51,754
2.13%, 02/15/40, TBA (g) (n)	39,188		41,478
2.13%, 02/15/40 (n)	11,920		12,617
			1,540,116

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 1.5%
Federal Home Loan Mortgage Corp. - 0.2%
Federal Home Loan Mortgage Corp.
6.61%, 07/01/36 (i)	651		684
6.32%, 09/01/36 (i)	564		593
6.54%, 10/01/36 (i)	719		760
REMIC, 1.54%, 10/25/44 (i)	763		745
REMIC, 1.54%, 02/25/45 (i)	567		558
			3,340
Federal National Mortgage Association - 0.7%
Federal National Mortgage Association
4.50%, 04/01/23 - 04/01/24	10,939		11,486
2.40%, 11/01/35 (i)	174		180
5.57%, 03/01/36 (i)	380		406
5.86%, 06/01/36 (i)	148		159
REMIC, 5.00%, 02/25/17	234		238
REMIC, 1.06%, 02/25/36 (i)	895		894
REMIC, 0.32%, 07/25/37 (i)	578		571
			13,934
Government National Mortgage Association - 0.5%
Government National Mortgage Association REMIC, 0.56%, 03/20/37 (i)	8,647		8,606
Small Business Administration Participation Certificates - 0.1%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	1,440		1,555
Total Government and Agency Obligations (cost $1,693,074)			1,671,917

PREFERRED STOCKS - 0.0%

FINANCIALS - 0.0%
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	1		500
Total Preferred Stocks (cost $500)			500

SHORT TERM INVESTMENTS - 37.3%
Certificates of Deposit 0.7%
Barclays Bank Plc, 1.40%, 12/16/11 (i)	$11,800		11,799
Federal Home Loan Bank 8.5% (w)
Federal Home Loan Bank
0.06%, 01/07/11	135,000		134,999
0.14%, 02/11/11	18,000		17,997
			152,996
Federal Home Loan Mortgage Corp. 7.7% (w)
Federal Home Loan Mortgage Corp.
0.01%, 01/03/11	61,400		61,400
0.12%, 01/24/11	1,200		1,200
0.05%, 01/28/11	3,400		3,400
0.17%, 03/14/11	11,100		11,098
0.21%, 06/06/11 - 06/13/11	60,400		60,358
			137,456

	Shares/Par (p)	Value

Federal National Mortgage Association 13.4% (w)
Federal National Mortgage Association
0.07%, 01/18/11	6,200	6,200
0.12%, 02/01/11	210,800	210,778
0.16%, 03/23/11	23,700	23,695

		240,673
Investment Company 0.0% JNL Money Market Fund, 0.08% (a) (h)	400	400
Securities Lending Collateral 2.3% Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	41,966	41,966
Treasury Securities 4.7%
Japan Treasury Bill, 01/31/11, JPY	6,710,000	82,637
U.S. Treasury Bill
0.17%, 05/26/11 (o)	$320	320
0.17%, 06/09/11 (o)	610	609
0.18%, 06/16/11 (o)	300	300

		83,866

Total Short Term Investments (cost $669,149)		669,156

Total Investments - 168.5% (cost $3,041,377)		3,024,183
Total Forward Sales Commitments - (0.1)% (proceeds $1,538)		(1,540)
Other Assets and Liabilities, Net - (68.4%) (o)		(1,227,557)

Total Net Assets - 100.0%		$1,795,086

Forward Sales Commitments - 0.1%

GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
Treasury Inflation Index Securities - 0.1%
U.S. Treasury Inflation Indexed Note, 1.25%, 07/15/20 (n)	$1,504 $	1,540

Total Forward Sales Commitments - 0.1% (proceeds $1,538)		$1,540

JNL/PIMCO Total Return Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.1%
Access Group Inc., 1.59%, 10/27/25 (i)	$7,230 $	7,391

Ally Auto Receivables Trust, 1.32%, 03/15/12 (r)	847	848
American Home Mortgage Investment Trust
REMIC, 2.26%, 02/25/45 (i)	360	321

Amortizing Residential Collateral Trust REMIC, 0.84%, 07/25/32 (i)	15	14
Arran Residential Mortgages Funding Plc
2.20%, 05/16/47 (f) (r), EUR	1,800	2,404
2.40%, 05/16/47, EUR	4,800	6,384
Asset Backed Securities Corp. Home Equity REMIC, 0.54%, 09/25/34 (i)	294	268
Banc of America Commercial Mortgage Inc. REMIC
5.74%, 05/10/45 (i)	2,000	2,190
5.66%, 06/10/49 (i)	2,830	2,905
Banc of America Funding Corp. REMIC,
2.86%, 05/25/35 (i)	507	492
Banc of America Large Loan Inc. REMIC,
2.01%, 11/15/13 (i) (r)	997	889

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Banc of America Mortgage Securities Inc. REMIC
6.50%, 10/25/31	63	64
6.50%, 09/25/33	31	32
Bear Stearns Adjustable Rate Mortgage REMIC
3.52%, 11/25/30 (i)	3	3
3.10%, 02/25/33 (i)	14	13
5.67%, 02/25/33 (i)	16	16
2.85%, 04/25/33 (i)	79	76
3.11%, 01/25/34 (i)	291	278
Bear Stearns Adjustable Rate Mortgage Trust REMIC
3.11%, 11/25/34 (i)	1,560	1,315
3.61%, 11/25/34 (i)	420	410
2.93%, 03/25/35 (i)	3,734	3,562
Bear Stearns Alt-A Trust REMIC
2.88%, 05/25/35 (i)	690	536
2.95%, 09/25/35 (i)	437	332
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.33%, 02/11/44	300	308
5.47%, 01/12/45 (i)	700	747
Bear Stearns Structured Products Inc. REMIC
2.36%, 01/26/36 (i)	1,289	841
5.34%, 12/26/46 (i)	724	507
Chase Issuance Trust, 1.80%, 09/15/15 (i)	12,800	13,218
Citigroup Mortgage Loan Trust Inc. REMIC
2.68%, 12/25/35 (i)	197	188
0.32%, 08/25/45 (i)	1,444	1,192
Commercial Mortgage Pass-Through Certificates REMIC, 5.31%, 12/10/46	2,100	2,190
Countrywide Alternative Loan Trust REMIC,
0.44%, 05/25/47 (i)	873	504
Countrywide Asset-Backed Certificates REMIC,
0.37%, 09/25/26 (i)	22	22
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
3.12%, 11/25/34 (i)	1,056	850
2.92%, 02/20/35 (i)	1,791	1,550
5.75%, 12/25/35	10,154	9,261
3.02%, 02/20/36 (i)	242	193
Credit Suisse Mortgage Capital Certificates REMIC
5.66%, 03/15/39 (i)	200	210
5.70%, 09/15/40 (i)	7,800	8,008
CS First Boston Mortgage Securities Corp. REMIC, 0.88%, 03/25/32 (i) (r)	24	21
Equity One ABS Inc., 0.82%, 11/25/32 (i)	172	153
First American Alternative Mortgage Securities REMIC, 2.57%, 09/25/35 (i)	528	389
First Horizon Asset Securities Inc. REMIC
2.88%, 10/25/35 (i)	3,341	2,713
5.68%, 02/25/36 (i)	3,999	3,755
GE Capital Commercial Mortgage Corp. REMIC, 4.23%, 12/10/37	329	332
Granite Master Issuer Plc
0.35%, 12/17/54 (i)	3,193	2,971
0.36%, 12/20/54 (i)	18,112	16,854
REMIC, 0.33%, 12/20/54 (i) (r)	1,459	1,357
GreenPoint Mortgage Funding Trust REMIC, 0.34%, 01/25/47 (i)	327	314
Greenwich Capital Commercial Funding Corp. REMIC 5.44%, 03/10/39 (e)	1,000	1,054
4.80%, 08/10/42 (i)	100	106
GS Mortgage Securities Corp. II, 0.35%, 03/06/20 (i) (r)	1,664	1,623
GSR Mortgage Loan Trust REMIC 2.82%, 09/25/35 (i)	2,312	2,206

	Shares/Par (p)	Value
5.19%, 11/25/35 (i)	1,122	1,089
Harborview Mortgage Loan Trust REMIC 0.48%, 05/19/35 (i)	193	125
2.96%, 07/19/35 (i)	896	710
HSBC Home Equity Loan Trust REMIC, 0.55%, 01/20/34 (i)	1,250	1,140
HSI Asset Securitization Corp. REMIC, 0.31%, 12/25/36 (i)	51	50
IndyMac ARM Trust REMIC, 1.96%, 01/25/32 (i)	1	—
IndyMac Index Mortgage Loan Trust REMIC, 2.59%, 01/25/36 (i)	923	571
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.07%, 09/15/20 (r)	4,600	4,374
5.34%, 05/15/47	1,900	1,972
5.44%, 06/12/47	11,300	11,842
5.42%, 01/15/49 (e)	6,400	6,656
5.79%, 02/12/51 (i)	14,500	15,444
5.88%, 02/15/51 (i)	700	741
JPMorgan Mortgage Trust REMIC
5.04%, 02/25/35 (i)	388	388
5.75%, 01/25/36	474	428
Long Beach Mortgage Loan Trust REMIC, 0.54%, 10/25/34 (i)	34	28
MASTR Asset Backed Securities Trust REMIC
0.31%, 01/25/37 (i)	542	172
0.34%, 05/25/37 (i)	266	257
Mellon Residential Funding Corp. REMIC
2.61%, 10/20/29 (i)	193	178
0.74%, 06/15/30 (i)	404	393
Merrill Lynch Mortgage Investors Inc. REMIC
2.46%, 05/25/33 (i)	675	669
0.47%, 02/25/36 (i)	441	338
Merrill Lynch/Countrywide Commercial Mortgage
Trust REMIC
5.96%, 07/12/17 (i)	10,700	11,516
5.49%, 03/12/51 (i)	1,500	1,529
Mid-State Trust REMIC, 8.33%, 04/01/30	9	9
MLCC Mortgage Investors Inc. REMIC
1.26%, 10/25/35 (i)	199	172
0.51%, 11/25/35 (i)	344	307
Morgan Stanley Asset-Backed Securities Capital I REMIC, 0.30%, 01/25/37 (i)	182	176
Morgan Stanley Capital I REMIC
0.32%, 10/15/20 (i) (r)	385	370
5.81%, 12/12/49	100	107
Morgan Stanley Re-REMIC Trust REMIC, 5.81%, 04/12/17 (i) (r)	800	855
Park Place Securities Inc. REMIC, 0.57%, 10/25/34 (i)	299	295
Prime Mortgage Trust REMIC
0.66%, 02/25/19 (i)	10	10
0.66%, 02/25/34 (i)	77	70
Securitized Asset Backed Receivables LLC Trust REMIC, 0.32%, 12/25/36 (i)	344	131
Sequoia Mortgage Trust REMIC, 0.61%, 10/19/26 (i)	82	71
SLM Student Loan Trust
0.59%, 01/25/15 (i)	313	313
0.29%, 10/25/16 (i)	213	213
2.91%, 12/16/19 (i) (r)	1,000	1,000
1.79%, 04/25/23 (i)	10,926	11,278
Structured Asset Mortgage Investments Inc. REMIC
0.92%, 09/19/32 (i)	76	67
0.51%, 07/19/35 (i)	871	808
0.39%, 03/25/37 (i)	1,657	1,012

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par	(p)	Value
Structured Asset Securities Corp. REMIC
2.68%, 02/25/32 (i)	3		2
0.55%, 01/25/33 (i)	10		9
0.31%, 10/25/36 (i)	82		82
Thornburg Mortgage Securities Trust REMIC
0.38%, 08/25/11 (i)	2,130		2,110
0.37%, 12/25/36 (i)	610		602
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	553		582
Wachovia Bank Commercial Mortgage Trust REMIC
0.34%, 06/15/20 (i) (r)	1,832		1,713
0.35%, 09/15/21 (i) (r)	5,864		5,713
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.20%, 02/25/31 (i)	1		1
1.73%, 08/25/42 (i)	177		160
1.53%, 11/25/42 (i)	100		88
0.55%, 10/25/45 (i)	193		163
Wells Fargo Mortgage Backed Securities Trust REMIC
4.91%, 01/25/35 (i)	1,023		1,028
3.42%, 03/25/36 (i)	975		862
2.90%, 04/25/36 (i)	5,272		4,583
Total Non-U.S. Government Agency Asset- Backed Securities (cost $195,234)			199,952

CORPORATE BONDS AND NOTES - 28.7%

CONSUMER DISCRETIONARY - 0.3%
Comcast Corp.
5.88%, 02/15/18 (e)	400		444
6.45%, 03/15/37 (e)	400		427
Ford Motor Co. Term Loan B, 3.04%, 12/15/13 (i)	3,000		2,999
Princeton University, 5.70%, 03/01/39	4,500		4,831
Target Corp., 5.13%, 01/15/13	3,000		3,247
			11,948

CONSUMER STAPLES - 0.5%
Altria Group Inc., 4.13%, 09/11/15	2,500		2,614
Anheuser-Busch Cos. Inc., 5.50%, 01/15/18	100		110
Campbell Soup Co., 4.50%, 02/15/19	6,800		7,187
Kraft Foods Inc.
2.63%, 05/08/13 (e)	3,000		3,085
6.13%, 02/01/18 (e)	1,400		1,599
6.88%, 02/01/38	600		697
Philip Morris International Inc., 5.65%, 05/16/18 (e)	1,200		1,353
			16,645

ENERGY - 2.6%
Chesapeake Energy Corp., 2.25%, 12/15/38	900		701
El Paso Corp.
8.05%, 10/15/30	600		609
7.80%, 08/01/31	800		796
Gaz Capital SA
6.21%, 11/22/16 (r)	300		318
9.25%, 04/23/19	7,900		9,708
Gazprom - White Nights, 10.50%, 03/25/14	300		359
Gazprom International SA, 7.20%, 02/01/20	116		123
Gazprom OAO, 9.63%, 03/01/13	200		227
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	6,400		7,048
Korea Hydro & Nuclear Power Co. Ltd., 6.25%, 06/17/14 (r)	3,300		3,622

	Shares/Par	(p)	Value
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (e) (r)	1,000		1,040
Peabody Energy Corp., 7.88%, 11/01/26	500		543
Petrobras International Finance Co.
5.88%, 03/01/18	1,300		1,384
8.38%, 12/10/18 (e)	700		851
7.88%, 03/15/19	16,800		19,860
Petroleos Mexicanos
8.00%, 05/03/19	6,500		7,832
5.50%, 01/21/21	6,900		6,986
Petroleum Export Ltd. Term Loan B, 5.00%, 12/20/12 (f) (i)	4,900		4,886
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27 (r)	500		517
Shell International Finance BV, 5.50%, 03/25/40 (e)	1,300		1,393
Total Capital SA, 4.45%, 06/24/20	1,000		1,037
Transocean Inc.
4.95%, 11/15/15	700		723
1.50%, 12/15/37 (e)	13,900		13,691
			84,254

FINANCIALS - 21.0%
Allstate Life Global Funding Trust, 5.38%, 04/30/13 (e)	1,900		2,069
Ally Financial Inc.
6.88%, 09/15/11	500		513
6.00%, 12/15/11	200		204
6.88%, 08/28/12 (e)	2,400		2,508
7.50%, 12/31/13	10,000		10,725
8.30%, 02/12/15	1,400		1,540
6.25%, 12/01/17 (e) (q)	5,000		5,000
7.50%, 09/15/20 (e) (r)	1,900		1,993
8.00%, 11/01/31 (e)	10,000		10,775
American Express Bank FSB
5.50%, 04/16/13 (r)	2,700		2,910
6.00%, 09/13/17	300		334
American Express Centurion Bank, 6.00%, 09/13/17 (e)	300		334
American Express Co., 7.00%, 03/19/18	2,100		2,446
American General Finance Corp.
0.55%, 12/15/11 (e) (i)	10,300		9,646
4.88%, 07/15/12 (e)	500		471
6.90%, 12/15/17 (e)	1,900		1,534
American General Finance Corp. Term Loan,
7.25%, 04/16/15 (i)	1,000		1,017
American International Group Inc.
4.00%, 09/20/11, EUR	2,500		3,335
5.05%, 10/01/15	200		205
5.85%, 01/16/18	19,700		20,313
8.25%, 08/15/18	10,100		11,636
6.25%, 05/01/36 (e)	6,800		6,527
6.25%, 03/15/37 (i)	800		707
8.18%, 05/15/58 (e)	4,400		4,685
ANZ National International Ltd., 6.20%, 07/19/13 (r)	2,200		2,422
Banco Nac De Desen Econo, 4.13%, 09/15/17 (r), EUR	1,000		1,287
Banco Santander Chile SA, 1.54%, 04/20/12 (i) (r)	4,500		4,498
Bank of America Corp.
4.50%, 04/01/15	3,400		3,456
6.50%, 08/01/16	10,500		11,393
6.00%, 09/01/17	1,700		1,782
5.65%, 05/01/18	9,300		9,502
Bank of America NA
0.58%, 06/15/16 (i)	700		625
6.00%, 10/15/36	600		566

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par	(p)	Value
Bank of China Hong Kong Ltd., 5.55%, 02/11/20 (e) (r)	800		836
Bank of Montreal, 2.85%, 06/09/15 (r)	1,800		1,828
Bank of Nova Scotia, 1.65%, 10/29/15 (r)	2,200		2,103
Barclays Bank Plc 5.93% (callable at 100 beginning 12/15/16) (m) (r)	5,000		4,450
7.43% (callable at 100 beginning 12/15/17) (m) (r)	15,000		14,662
5.45%, 09/12/12	10,700		11,467
5.00%, 09/22/16 (e)	10,600		11,217
6.05%, 12/04/17 (r)	1,600		1,641
Bear Stearns Cos. Inc., 6.95%, 08/10/12	3,500		3,818
BNP Paribas, 5.19%, (callable at 100 beginning 06/29/15) (m) (r)	4,100		3,731
BPCE SA, 2.38%, 10/04/13 (r)	900		897
Cemex 10 Capital SPV Ltd., 6.72%, (callable at 100 beginning 12/31/16) (m) (r)	1,000		698
Citigroup Capital XXI, 8.30%, 12/21/57 (e)	9,800		10,192
Citigroup Inc.
5.50%, 08/27/12	1,500		1,590
5.63%, 08/27/12	1,000		1,049
5.30%, 10/17/12	600		635
5.50%, 04/11/13	13,900		14,801
5.85%, 07/02/13	400		432
5.50%, 10/15/14	10,900		11,744
6.00%, 08/15/17	2,200		2,386
8.50%, 05/22/19 (e)	1,000		1,241
6.13%, 08/25/36	1,700		1,629
Countrywide Financial Corp. 5.13%, 02/17/11, GBP	300		469
5.80%, 06/07/12 (e)	2,300		2,420
Credit Agricole SA, 8.38%, (callable at 100 beginning 10/13/19) (m) (r)	15,500		15,926
Deutsche Bank AG London, 6.00%, 09/01/17	3,000		3,361
Dexia Credit Local 0.95%, 09/23/11 (i) (r)	5,600		5,615
0.77%, 04/29/14 (e) (i) (r)	8,300		8,268
ENEL Finance International SA, 6.25%, 09/15/17 (r)	4,700		5,133
Export-Import Bank of Korea
5.88%, 01/14/15	9,700		10,504
5.13%, 06/29/20	1,400		1,442
FCE Bank Plc, 7.13%, 01/16/12, EUR	4,000		5,479
Fibria Overseas Finance Ltd., 7.50%, 05/04/20 (e) (r)	7,400		7,770
Fifth Third Bancorp, 8.25%, 03/01/38	10,200		11,739
FIH Erhvervsbank A/S, 0.67%, 06/13/13 (i) (r)	31,900		31,868
Ford Motor Credit Co. LLC
7.38%, 02/01/11 (e)	2,400		2,407
7.80%, 06/01/12	500		532
7.50%, 08/01/12	2,800		2,977
7.00%, 10/01/13	500		536
5.63%, 09/15/15	10,000		10,355
Fortis Bank Nederland Holding, 3.00%, 04/17/12, EUR	500		683
Gazprom - White Nights, 10.50%, 03/08/14	1,000		1,197
General Electric Capital Corp.
0.50%, 01/08/16 (e) (i)	100		94
5.50%, 09/15/67 (r), EUR	6,100		7,010
6.38%, 11/15/67	3,200		3,168
GMAC LLC, 6.88%, 08/28/12	100		104
Goldman Sachs Group Inc.
6.88%, 01/15/11 (e)	95		95
1.39%, 05/23/16 (i), EUR	400		482
5.63%, 01/15/17	1,800		1,903
6.25%, 09/01/17 (e)	4,400		4,856
5.95%, 01/18/18 (e)	1,200		1,302

	Shares/Par	(p)	Value
6.15%, 04/01/18	600		661
6.75%, 10/01/37	6,300		6,441
HSBC Holdings Plc
6.50%, 05/02/36	500		522
6.50%, 09/15/37	700		733
ING Bank NV, 1.10%, 03/30/12 (i) (r)	21,700		21,625
International Lease Finance Corp.
4.95%, 02/01/11	725		725
1.43%, 08/15/11 (i), EUR	2,800		3,646
5.55%, 09/05/12 (e)	4,200		4,247
6.75%, 09/01/16 (r)	1,900		2,028
JPMorgan Chase & Co.
7.90% (callable at 100 beginning
04/30/18) (m)	4,200		4,465
1.26%, 09/26/13 (i), EUR	100		130
6.00%, 01/15/18	1,200		1,340
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100		4,545
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (i)	300		302
Korea Development Bank, 8.00%, 01/23/14	1,200		1,370
Korea Housing Finance Corp., 4.13%, 12/15/15 (r)	2,900		2,924
LBG Capital No.1 Plc, 8.50%, (callable at 100 beginning 12/17/21) (f) (m)	200		177
LeasePlan Corp. NV, 3.13%, 02/10/12, EUR	3,500		4,769
Lehman Brothers Holdings Inc.
0.00%,11/24/08 (c) (d)	4,800		1,098
0.00%,12/23/08 (c) (d)	200		46
0.00%,04/03/09 (c) (d)	600		137
0.00%,11/10/09 (c) (d)	900		206
0.00%,11/16/09 (c) (d)	400		91
0.00%,04/15/11 (c) (d)	1,100		252
0.00%,07/18/11 (c) (d)	1,100		252
5.63%, 01/24/13 (c) (d)	1,600		392
6.20%, 09/26/14 (c) (d)	1,700		393
6.88%, 05/02/18 (c) (d)	1,000		247
Merrill Lynch & Co. Inc.
6.05%, 08/15/12 (e)	600		635
6.40%, 08/28/17 (e)	1,900		2,009
MetLife Inc., 6.40%, 12/15/36 (i)	500		470
Metropolitan Life Global Funding I, 0.69%, 07/13/11 (i) (r)	14,500		14,516
Morgan Stanley
6.60%, 04/01/12	2,500		2,664
2.79%, 05/14/13 (i)	1,500		1,554
6.25%, 08/28/17	1,200		1,293
5.95%, 12/28/17	1,800		1,904
7.30%, 05/13/19 (e)	200		225

National Australia Bank Ltd., 5.35%, 06/12/13 (r)	1,900		2,058
Nationwide Building Society, 4.65%, 02/25/15 (e) (r)	3,500		3,529
Nationwide Life Global Funding I, 5.45%, 10/02/12 (r)	16,200		16,699
Northern Rock Plc, 5.63%, 06/22/17 (q)	16,000		16,322
Ohio National Financial Services Inc., 6.38%, 04/30/20 (r)	900		937
Pacific LifeCorp., 6.00%, 02/10/20 (r)	900		946
Petroleum Export Ltd., 5.27%, 06/15/11 (r)	35		35
Principal Life Income Funding Trusts, 5.30%, 04/24/13 (e)	1,700		1,840
RBS Capital Trust I, 4.71%, (callable at 100 beginning 07/01/13) (m)	800		522
Resona Bank Ltd., 5.85%, (callable at 100 beginning 04/15/16) (m) (r)	300		300
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (m) (r)	2,100		1,617

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Royal Bank of Scotland Plc
0.69%, 04/08/11 (i) (r)	8,100	8,103
1.45%, 10/20/11 (r)	22,900	23,029
3.00%, 12/09/11 (r)	6,700	6,839
2.63%, 05/11/12 (r)	2,100	2,150
4.88%, 08/25/14 (r)	400	410
3.95%, 09/21/15 (e)	500	492
RZD Capital Ltd., 5.74%, 04/03/17	1,500	1,559
Santander US Debt SA Unipersonal
1.10%, 03/30/12 (i) (r)	13,100	12,948
2.99%, 10/07/13 (r)	8,800	8,549
SLM Corp.
5.40%, 10/25/11	5,324	5,418
5.13%, 08/27/12	500	510
3.13%, 09/17/12, EUR	2,500	3,227
1.36%, 06/17/13 (i), EUR	1,250	1,481
8.45%, 06/15/18 (e)	3,400	3,534
5.63%, 08/01/33 (e)	800	628
State Bank of India, 4.50%, 07/27/15 (e) (r)	2,500	2,556
State Street Capital Trust III, 8.25%, (callable at 100 beginning 03/15/13) (m)	1,700	1,727
State Street Capital Trust IV, 1.30%,
06/15/37 (i)	200	150
Stone Street Trust, 5.90%, 12/15/15 (r)	7,000	7,258
Svenska Handelsbanken AB, 1.30%,
09/14/12 (i) (r)	17,000	17,057
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (l) (r)	500	482
Temasek Financial I Ltd., 4.30%, 10/25/19 (e) (r)	1,800	1,834
TNK-BP Finance SA, 6.13%, 03/20/12 (r)	300	313
TransCapitalInvest Ltd., 8.70%, 08/07/18 (e) (r)	800	990
UBS AG Stamford
1.38%, 02/23/12 (i)	2,600	2,618
5.88%, 12/20/17	1,200	1,320
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (m)	10,000	9,600
USB Capital IX, 6.19%, (callable at 100 beginning 04/15/11) (m)	200	154
VEB Finance Ltd., 6.90%, 07/09/20 (e) (r)	23,500	24,616
Vnesheconombank Via VEB Finance Ltd., 5.45%, 11/22/17 (q)	1,100	1,097
Wachovia Corp.
0.42%, 10/15/11 (i)	3,200	3,202
5.75%, 02/01/18 (e)	4,300	4,774
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m)	2,400	2,532
Westpac Banking Corp.
0.77%, 07/16/14 (i) (r)	1,000	1,005
3.59%, 08/14/14 (r)	1,800	1,919
ZFS Finance USA Trust I, 5.88%, 05/09/32 (r)	175	171
		685,791

HEALTH CARE - 0.7%
Amgen Inc., 6.15%, 06/01/18	7,300	8,514
AstraZeneca Plc
5.90%, 09/15/17	600	695
6.45%, 09/15/37	600	712
Novartis Capital Corp., 4.13%, 02/10/14	5,800	6,190
Roche Holdings Inc., 7.00%, 03/01/39 (l) (r)	3,600	4,540
UnitedHealth Group Inc., 4.88%, 02/15/13	1,600	1,703
		22,354

INDUSTRIALS - 0.2%
CSN Islands XI Corp., 6.88%, 09/21/19 (e) (r)	700	756
CSN Resources SA, 6.50%, 07/21/20 (e) (r)	700	738
Noble Group Ltd., 4.88%, 08/05/15 (e) (r)	1,000	1,030

	Shares/Par (p)	Value
Union Pacific Corp., 5.70%, 08/15/18	4,000	4,490
		7,014

INFORMATION TECHNOLOGY - 0.9%
Dell Inc., 4.70%, 04/15/13	3,600	3,865
International Business Machines Corp., 5.70%, 09/14/17	13,200	15,150
Oracle Corp.
4.95%, 04/15/13	4,200	4,576
5.75%, 04/15/18	4,100	4,690
		28,281

MATERIALS - 0.5%
Alcoa Inc., 6.15%, 08/15/20 (e)	2,900	2,978
Corp. Nacional del Cobre de Chile
7.50%, 01/15/19 (r)	1,900	2,313
6.15%, 10/24/36 (e) (r)	200	218
Gerdau Holdings Inc., 5.75%, 01/30/21 (e) (r)	900	902
Nucor Corp., 5.75%, 12/01/17 (e)	2,400	2,704
Rio Tinto Alcan Inc., 4.88%, 09/15/12	4,300	4,545
Rohm & Haas Co., 6.00%, 09/15/17 (e)	900	985
Vale Overseas Ltd.
6.25%, 01/23/17 (e)	300	335
6.88%, 11/21/36	300	330
		15,310

TELECOMMUNICATION SERVICES - 1.0%
AT&T Inc.
4.95%, 01/15/13	2,000	2,143
5.50%, 02/01/18	2,000	2,222
6.30%, 01/15/38	1,400	1,477
Qtel International Finance Ltd.
3.38%, 10/14/16 (r)	300	286
4.75%, 02/16/21 (r)	200	191
Qwest Corp., 7.63%, 06/15/15	800	902
Telecom Italia Capital SA, 0.90%, 07/18/11 (i)	6,900	6,883
TELUS Corp., 8.00%, 06/01/11	2,528	2,597
Verizon Wireless Capital LLC
2.88%, 05/20/11 (i)	4,900	4,949
5.25%, 02/01/12	9,900	10,362
		32,012

UTILITIES - 1.0%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (r)	5,000	5,650
CMS Energy Corp., 5.05%, 02/15/18	2,300	2,274
Electricite de France SA
5.50%, 01/26/14 (r)	1,600	1,756
6.50%, 01/26/19 (r)	1,600	1,867
6.95%, 01/26/39 (r)	1,600	1,893
Entergy Corp., 3.63%, 09/15/15 (l)	5,200	5,143
Majapahit Holding BV
8.00%, 08/07/19 (e) (r)	2,200	2,571
7.75%, 01/20/20 (r)	5,000	5,763
NRG Energy Inc., 8.25%, 09/01/20 (e) (r)	3,500	3,588
NV Energy Inc., 6.25%, 11/15/20	1,800	1,809
Virginia Electric & Power Co., 6.35%, 11/30/37	200	229
		32,543
Total Corporate Bonds and Notes (cost $892,931)		936,152
GOVERNMENT AND AGENCY OBLIGATIONS - 97.4%

GOVERNMENT SECURITIES - 54.3%
Federal Home Loan Bank - 0.1% (w)
Federal Home Loan Bank, 0.88%, 12/27/13	1,500	1,487

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Federal Home Loan Mortgage Corp. - 2.4% (w)
Federal Home Loan Mortgage Corp.
0.52%, 11/26/12	11,700	11,662
4.50%, 01/15/13 - 01/15/14	13,900	14,992
3.50%, 05/29/13	2,500	2,655
4.13%, 09/27/13	1,000	1,084
0.88%, 10/28/13 (e)	5,100	5,073
4.88%, 11/15/13	3,300	3,658
2.50%, 01/07/14 (e)	4,200	4,368
5.00%, 01/30/14 - 04/18/17	3,600	4,047
2.50%, 04/23/14	6,400	6,631
3.00%, 07/28/14 (e)	3,900	4,105
4.38%, 07/17/15	6,000	6,618
1.75%, 09/10/15	10,600	10,419
5.25%, 04/18/16	600	686
5.50%, 07/18/16	1,800	2,085

		78,083
Federal National Mortgage Association - 7.2% (w)
Federal National Mortgage Association
0.63%, 09/24/12	4,400	4,404
0.50%, 10/30/12	17,400	17,331
1.75%, 02/22/13	3,300	3,370
1.00%, 09/23/13 (e)	19,900	19,870
1.13%, 09/30/13	18,100	18,139
4.63%, 10/15/13 (e)	6,000	6,586
2.88%, 12/11/13	900	946
0.75%, 12/18/13 (e) (o)	74,600	73,767
2.75%, 02/05/14 (e)	3,300	3,448
2.75%, 03/13/14	4,200	4,390
4.13%, 04/15/14	19,800	21,594
2.50%, 05/15/14	4,200	4,358
3.00%, 09/16/14	3,600	3,792
4.63%, 10/15/14	3,900	4,338
4.38%, 10/15/15	3,400	3,742
1.63%, 10/26/15 (e)	36,000	35,088
5.00%, 03/15/16 - 05/11/17	6,000	6,773
4.88%, 12/15/16	300	336
5.38%, 06/12/17 (e)	1,000	1,151
6.00%, 10/01/37 - 06/01/39	2,178	2,370

		235,793

Municipals - 3.0%
Bay Area Toll Authority, Toll Bridge Revenue, RB, Series S1, 7.04%, 04/01/50	3,400	3,438
Buckeye Tobacco Settlement Financing Authority (insured by AMBAC Assurance Corp.), 5.88%, 06/01/30	1,000	724
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49	1,000	993
California State University, 6.43%, 11/01/30	1,400	1,412
Calleguas - Las Virgenes Public Financing Authority, 5.94%, 07/01/40	1,100	1,070
Chicago Transit Authority
6.30%, 12/01/21 - 12/01/21	300	319
6.20%, 12/01/40	1,000	912
6.90%, 12/01/40 - 12/01/40	4,100	4,063
City of North Las Vegas Nevada, Ad Valorem Property Tax, GO, 6.57%, 06/01/40	9,200	8,836
County of Clark NV, 6.82%, 07/01/45	1,600	1,564
Golden State Tobacco Securitization Corp., 5.75%, 06/01/47	6,900	4,638
Illinois Municipal Electric Agency, 6.83%, 02/01/35	1,800	1,861
Irvine Ranch Water District Series B, 6.62%, 05/01/40	16,800	16,847
Los Angeles Unified School District, 6.76%, 07/01/34	3,100	3,211

	Shares/Par (p)	Value
Los Angeles Unified School District (insured by National Public Finance Guarantee Corp), 4.50%, 01/01/28	6,300	5,595
Los Angeles Unified School District Series A-1 (insured by Assured Guaranty Municipal Corp.), 4.50%, 07/01/22	3,600	3,527
New Jersey State Turnpike Authority, 7.41%, 01/01/40	7,800	8,561
New York State Dormitory Authority, 5.05%, 09/15/27	4,700	4,374
North Carolina Turnpike Authority, Series B, 6.70%, 01/01/39	2,000	2,081
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/39	1,900	1,846
Port Authority of New York & New Jersey, 5.65%, 11/01/40	1,100	1,063
San Diego Tobacco Settlement Revenue Funding Corp., 7.13%, 06/01/32	815	621
State of California, 7.95%, 03/01/36	600	615
State of California Various Purpose Bond
7.50%, 04/01/34	600	621
5.65%, 04/01/39	600	634
7.55%, 04/01/39	600	622
State of Illinois
4.07%, 01/01/14	2,400	2,416
6.90%, 03/01/35	1,000	929
6.73%, 04/01/35	900	826
State of Iowa, 6.75%, 06/01/34	4,100	4,304
State of Texas, 4.75%, 04/01/35	500	485
Texas State Transportation Commission, Highway Revenue Tolls, RB, Series B, 5.18%, 04/01/30	1,000	991
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	225	206
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	1,700	1,178
Washington State Convention Center Public Facilities District, 6.79%, 07/01/40	5,600	5,470
Washington State Municipal Bond (insured by National Public Finance Guarantee Corp), 0.00%, 12/01/20 (j)	1,400	930

		97,783

Sovereign - 1.8%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/12 - 01/01/17, BRL	2,662	1,473
Canada Housing Trust No. 1
2.75%, 12/15/15 (q), CAD	4,000	4,035
3.35%, 12/15/20, CAD	7,000	7,002
Canadian Government Bond
2.50%, 09/01/13, CAD	7,600	7,767
2.00%, 12/01/14, CAD	5,500	5,491
4.50%, 06/01/15, CAD	700	769
3.00%, 12/01/15, CAD	800	826
Export-Import Bank of China, 4.88%, 07/21/15 (r)	200	215
Mexican Bonos, 6.00%, 06/18/15, MXN	24,700	1,983
Panama Government International Bond, 7.25%, 03/15/15	400	462
Province of Ontario, Canada
4.30%, 03/08/17, CAD	1,200	1,284
4.20%, 03/08/18, CAD	300	317
5.50%, 06/02/18, CAD	700	796
4.40%, 06/02/19, CAD	2,400	2,545
4.70%, 06/02/37, CAD	6,100	6,448
4.60%, 06/02/39, CAD	1,700	1,779
Province of Quebec, Canada, 4.50%, 12/01/16, CAD	100	108

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Republic of Korea, 4.38%, 08/10/15	7,200	7,409
Republic of South Africa Government Bond, 5.88%, 05/30/22	100	107
Societe Financement de l’Economie Francaise
2.13%, 05/20/12, EUR	300	407
0.49%, 07/16/12 (i) (r)	2,000	2,003
3.38%, 05/05/14 (r)	4,200	4,423
United Mexican States, 6.05%, 01/11/40	1,500	1,534

		59,183

Treasury Inflation Index Securities - 3.5%
U.S. Treasury Inflation Indexed Note
1.25%, 07/15/20 (n)	10,630	10,885
2.38%, 01/15/25 (n)	10,327	11,491
2.00%, 01/15/26 (n)	17,411	18,487
2.38%, 01/15/27 (n) (o)	15,617	17,356
1.75%, 01/15/28 (n) (o)	39,671	40,384
3.63%, 04/15/28 (n) (o)	270	349
2.50%, 01/15/29 (n)	12,326	13,986
3.88%, 04/15/29 (n)	1,996	2,676

		115,614

U.S. Treasury Securities - 36.3%
U.S. Treasury Note
0.50%, 11/30/12 (e) (o)	356,600	356,140
1.13%, 06/15/13	15,900	16,030
1.00%, 07/15/13	52,700	52,959
0.75%, 08/15/13	30,500	30,438
0.75%, 09/15/13, TBA (g)	102,500	102,172
0.50%, 10/15/13, TBA (g) (o)	319,600	316,030
0.50%, 11/15/13, TBA (g) (o)	28,300	27,935
0.75%, 12/15/13 (e) (o)	233,700	232,039
2.38%, 09/30/14 - 10/31/14	8,100	8,387
2.13%, 11/30/14	12,600	12,907
2.63%, 12/31/14	4,400	4,588
2.50%, 04/30/15, TBA (g)	18,900	19,539
1.88%, 06/30/15 (o)	4,225	4,242

		1,183,406

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED

SECURITIES - 43.1%
Federal Home Loan Mortgage Corp. - 3.6%	41,047	44,531
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16 - 11/01/38
2.78%, 07/01/27 (i)	1	1
7.50%, 03/01/32 (f)	180	179
5.50%, 12/01/36 - 08/15/40	22,637	24,147
4.50%, 09/01/38 - 09/01/40	22,476	23,057
4.50%, 01/15/41, TBA (g)	10,000	10,247
REMIC, 0.41%, 07/15/19 (i)	998	996
REMIC, 2.62%, 08/15/19 (i)	2,342	2,335
REMIC, 7.00%, 05/15/23	262	294
REMIC, 0.71%, 11/15/30 (i)	4	4
REMIC, 4.50%, 03/15/34	8,396	8,320
REMIC, 0.30%, 12/25/36 (i)	1,688	1,678
REMIC, 1.54%, 02/25/45 (i)	91	89

		115,878

Federal National Mortgage Association - 38.8%

	Shares/Par (p)	Value
Federal National Mortgage Association
6.00%, 05/01/16 - 08/01/40	132,606	144,347
5.50%, 04/01/22 - 10/01/39	44,709	47,989
4.00%, 01/15/26 - 01/15/41 , TBA (g)	131,900	131,692
4.50%, 01/15/26 - 01/15/41 , TBA (g)	529,000	544,230
5.50%, 02/15/26 - 01/15/41 , TBA (g)	66,400	71,049
6.50%, 07/01/29 - 03/01/38	4,802	5,343
4.50%, 05/01/34 - 10/01/40	100,249	103,012
2.53%, 01/01/35 (i)	1,726	1,768
5.00%, 03/01/35 - 07/01/40	7,809	8,238
5.50%, 08/01/37 (o)	19,667	21,150
4.00%, 11/01/39 - 09/01/40	3,960	3,945
1.74%, 09/01/40 (i)	10	10
5.00%, 01/15/41, TBA (g)	158,600	166,728
6.00%, 01/15/41, TBA (g)	8,000	8,695
1.54%, 06/01/43 (i)	545	546
REMIC, 5.00%, 02/25/17 - 04/25/33	524	559
REMIC, 2.63%, 05/25/35 (i)	126	130
REMIC, 0.71%, 09/25/35 (i)	4,117	4,111
REMIC, 0.57%, 04/25/37 (i)	2,051	2,052
REMIC, 0.32%, 07/25/37 (i)	1,048	1,034
REMIC, 6.50%, 12/25/42	72	82
REMIC, 0.61%, 03/25/44 (i)	518	500

		1,267,210

Government National Mortgage Association - 0.0%
Government National Mortgage Association
3.38%, 05/20/26 - 05/20/30 (i)	87	89
2.75%, 02/20/32 (i)	66	68
3.00%, 02/20/32 (i)	45	46
6.00%, 01/15/41, TBA (g)	1,000	1,099

		1,302

Small Business Administration Participation Certificates - 0.7%
Small Business Administration Participation Certificates
6.29%, 01/01/21	26	28
5.13%, 09/01/23	49	52
5.52%, 06/01/24	1,010	1,082
5.29%, 12/01/27	864	933
5.16%, 02/01/28	9,990	10,607
5.49%, 03/01/28	9,232	9,925

		22,627

Total Government and Agency Obligations (cost $3,181,117)		3,178,366

PREFERRED STOCKS - 0.1%

CONSUMER DISCRETIONARY - 0.0%
Motors Liquidation Co., 5.25% (c) (d)	128	1,050

FINANCIALS - 0.1%
American International Group Inc., Convertible Preferred	44	384
DG Funding Trust, 0.68%, (callable at 10,000 beginning 09/30/10) (f) (i) (m) (q)	—	3,191

		3,575

Total Preferred Stocks (cost $5,205)		4,625

SHORT TERM INVESTMENTS - 12.5%
Certificates of Deposit 0.5%
Intesa Sanpaolo SpA, 2.38%, 12/21/12	$15,200	15,255

Investment Company 0.5%
JNL Money Market Fund, 0.08% (a) (h)	15,624	15,624

Securities Lending Collateral 5.8%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	189,445	189,445

Treasury Securities 5.7%
Japan Treasury Bill
0.11%, 01/24/11, JPY	13,110,000	161,461
0.00%,03/14/11, JPY	660,000	8,127
U.S. Treasury Bill
0.13%, 02/17/11 (o)	$853	853
0.18%, 06/16/11 (e)	2,000	1,998

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
0.17%, 06/02/11 (e) (o)	14,557	14,548

		186,987

Total Short Term Investments (cost $405,856)		407,311

Total Investments - 144.8% (cost $4,680,343)		4,726,406

Total Forward Sales Commitments - (1.5)%

(proceeds $50,312)		(49,840)

Other Assets and Liabilities, Net - (43.3%) (o)		(1,412,417)

Total Net Assets - 100.0%		$3,264,149

Forward Sales Commitments - 1.5%

GOVERNMENT AND AGENCY OBLIGATIONS - 1.5%
U.S. Treasury Securities - 1.5%
U.S. Treasury Note, 0.75%, 09/15/13	$50,000	$49,840

Total Forward Sales Commitments - 1.5%
(proceeds $50,312)		$49,840

JNL/PPM America High Yield Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET - BACKED
SECURITIES - 4.2%
Ahold Lease USA Inc., 7.82%, 01/02/20 (k)	$1,602	$1,853
American Airlines Pass Through Trust, 10.38%, 07/02/19 (e)	1,371	1,618
Banc of America Commercial Mortgage Inc. REMIC 5.68%, 07/10/46	1,305	1,315
5.48%, 01/15/49 (i)	3,000	2,932
Bear Stearns CMBS REMIC, 5.92%,
06/11/50 (i)	359	366
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.76%, 09/11/38 (i)	1,000	957
Citigroup Commercial Mortgage Trust REMIC
5.70%, 06/10/17 (i)	1,905	1,890
5.73%, 03/15/49 (i)	2,000	2,073
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.69%, 10/15/48	1,000	885
Credit Suisse Mortgage Capital Certificates REMIC
5.54%, 02/15/39 (i)	1,085	1,099
5.54%, 02/15/39 (i)	550	525
5.72%, 06/15/39 (i)	1,000	851
5.34%, 12/15/39	112	111
6.13%, 09/15/40 (i)	2,000	1,115
CW Capital Cobalt Ltd. REMIC
5.82%, 07/15/17 (i)	1,000	704
5.29%, 08/15/48	4,000	2,855
Delta Air Lines Inc. Pass Through Trust, 7.75%, 06/17/21 (e)	1,616	1,789
JP Morgan Chase Commercial Mortgage Securities Corp. REMIC, 6.06%, 08/15/17 (i)	3,684	3,740
JPMorgan Chase & Co. Commercial Mortgage Securities Inc. REMIC, 5.74%, 05/12/17 (i)	1,387	1,372
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC 5.50%, 02/12/17 (i)	2,000	1,734
5.87%, 04/15/45 (i)	4,000	3,630
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.91%, 06/12/46 (i)	515	540
Morgan Stanley Capital I REMIC, 5.73%, 10/15/42 (i)	150	155

	Shares/Par (p)	Value
United Air Lines Inc. Pass-Through Trust, 10.40%, 11/01/16 (e)	3,657	4,224

Total Non-U.S. Government Agency Asset-
Backed Securities (cost $29,629)		38,333

CORPORATE BONDS AND NOTES - 87.0%

CONSUMER DISCRETIONARY - 22.2%
Affinion Group Inc., 11.63%, 11/15/15 (r)	4,000	4,150
Allbritton Communications Co., 8.00%, 05/15/18	2,929	2,958
AMC Entertainment Holdings Inc., 9.75%, 12/01/20 (e) (r)	3,429	3,566
Ameristar Casinos Inc., 9.25%, 06/01/14	1,231	1,317
Beazer Homes USA Inc., 9.13%, 05/15/19 (e) (r)	4,909	4,664
Belo Corp.
8.00%, 11/15/16	393	423
7.25%, 09/15/27 (e)	3,000	2,602
Boyd Gaming Corp., 9.13%, 12/01/18 (e) (r)	3,183	3,143
Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 (e) (r)	495	510
Cablevision Systems Corp.
8.63%, 09/15/17	1,000	1,089
7.75%, 04/15/18	512	536
8.00%, 04/15/20 (e)	313	335
CCH II LLC, 13.50%, 11/30/16	1,467	1,749
CCO Holdings LLC
7.88%, 04/30/18 (e)	2,105	2,179
8.13%, 04/30/20 (e)	1,000	1,052
Cequel Communications Holdings I LLC, 8.63%, 11/15/17 (e) (r)	4,433	4,632
CKE Restaurants Inc., 11.38%, 07/15/18 (e)	3,364	3,726
Cooper-Standard Automotive Inc., 8.50%, 05/01/18 (e) (r)	820	869
DISH DBS Corp., 7.88%, 09/01/19	1,538	1,607
Diversey Inc., 8.25%, 11/15/19	767	832
Dollar General Corp., 11.88%, 07/15/17	1,373	1,593
Easton-Bell Sports Inc., 9.75%, 12/01/16	1,400	1,536
Entravision Communications Corp., 8.75%, 08/01/17 (e) (r)	660	696
Ford Motor Co., 7.45%, 07/16/31 (e)	4,000	4,285
Giraffe Acquisition Corp., 9.13%, 12/01/18 (e) (r)	2,000	2,085
Hanesbrands Inc.
8.00%, 12/15/16 (e)	370	397
6.38%, 12/15/20 (r)	1,100	1,045
Harrah’s Operating Co. Inc.
5.38%, 12/15/13	4,500	4,219
10.75%, 02/01/16 (e)	1,000	958
11.25%, 06/01/17 (e)	1,291	1,452
10.00%, 12/15/18 (e)	2,000	1,825
Insight Communications Co. Inc., 9.38%, 07/15/18 (r)	1,333	1,420
Interactive Data Corp., 10.25%, 08/01/18 (r)	730	799
Interpublic Group Cos. Inc., 10.00%, 07/15/17	3,793	4,438
J.C. Penney Co. Inc.
6.88%, 10/15/15	1,000	1,053
5.65%, 06/01/20 (e)	2,488	2,382
6.38%, 10/15/36	511	465
Jarden Corp., 6.13%, 11/15/22 (e)	857	818
Lear Corp.
7.88%, 03/15/18	1,591	1,702
8.13%, 03/15/20 (e)	955	1,039
Lennar Corp., 12.25%, 06/01/17	2,000	2,410
Levi Strauss & Co.
8.88%, 04/01/16 (e)	2,000	2,110

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
7.63%, 05/15/20 (e)	1,812	1,871
Libbey Glass Inc., 10.00%, 02/15/15 (r)	577	620
Live Nation Entertainment Inc., 8.13%, 05/15/18 (e) (r)	574	581
Macy’s Retail Holdings Inc.
6.63%, 04/01/11 (e)	500	506
5.90%, 12/01/16	1,000	1,067
6.65%, 07/15/24	500	495
6.90%, 01/15/32	1,000	998
6.38%, 03/15/37	1,000	980
MCE Finance Ltd., 10.25%, 05/15/18 (e)	3,000	3,439
MDC Partners Inc., 11.00%, 11/01/16	2,279	2,513
Meritage Homes Corp., 6.25%, 03/15/15	2,000	2,010
MGM Resorts International
6.75%, 04/01/13 (e)	2,600	2,584
7.63%, 01/15/17 (e)	925	865
11.13%, 11/15/17	810	932
11.38%, 03/01/18 (e)	2,000	2,170
9.00%, 03/15/20 (e) (r)	329	362
Michaels Stores Inc., 7.75%, 11/01/18 (e) (r)	2,000	1,995
NCL Corp. Ltd., 9.50%, 11/15/18 (r)	920	948
Neiman-Marcus Group Inc., 10.38%, 10/15/15	4,205	4,442
Newsday Secured Term Loan
10.50%, 08/01/13 (q)	2,000	2,142
10.50%, 12/31/49 (q)	808	866
Nielsen Finance LLC
11.50%, 05/01/16	444	513
12.50%,08/01/16 (k)	2,000	2,100
Petco Animal Supplies Inc., 9.25%, 12/01/18 (e) (r)	3,125	3,293
Phillips-Van Heusen Corp., 7.38%, 05/15/20	320	340
Pinnacle Entertainment Inc., 8.75%, 05/15/20 (e)	3,424	3,544
QVC Inc., 7.50%, 10/01/19 (r)	2,649	2,788
Regal Entertainment Group, 9.13%, 08/15/18 (e)	1,104	1,176
Reynolds Group Inc.
7.13%, 04/15/19 (r)	948	965
9.00%, 04/15/19 (r)	1,538	1,594
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16	3,500	3,771
Sally Holdings LLC, 10.50%, 11/15/16 (e)	1,500	1,654
Scientific Games International Inc., 9.25%, 06/15/19 (e)	2,167	2,237
Seminole Indian Tribe of Florida, 7.75%, 10/01/17 (r)	2,583	2,667
ServiceMaster Co., 10.75%, 07/15/15 (e) (r)	3,000	3,210
Sheraton Holding Corp., 7.38%, 11/15/15	1,000	1,125
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15 (r)	4,000	2,760
Sinclair Television Group Inc., 8.38%, 10/15/18 (r)	1,739	1,796
Sirius XM Radio Inc.
8.75%, 04/01/15 (r)	3,000	3,247
9.75%, 09/01/15 (e) (r)	1,000	1,122
Standard Pacific Corp.
8.38%, 05/15/18 (r)	2,000	2,000
8.38%, 05/15/18	983	983
8.38%, 01/15/21 (r)	8,000	7,760
Station Casinos Inc.
6.00%, 04/01/12 (c) (d)	90	—
6.50%, 02/01/14 (c) (d)	1,000	—
6.88%, 03/01/16 (c) (d)	2,175	—
7.75%, 08/15/16 (c) (d)	690	—
6.63%, 03/15/18 (c) (d)	50	—
Sun Media Corp., 7.63%, 02/15/13	967	969
Tenneco Inc.
7.75%, 08/15/18 (e) (r)	508	538
6.88%, 12/15/20 (e) (r)	2,211	2,261

	Shares/Par (p)	Value
Ticketmaster Entertainment Inc., 10.75%, 08/01/16	1,125	1,218
TRW Automotive Inc.
7.00%, 03/15/14 (e) (r)	1,500	1,605
8.88%, 12/01/17 (r)	2,000	2,240
Universal City Development Partners Ltd.
8.88%, 11/15/15	842	895
10.88%, 11/15/16	418	457
Univision Communications Inc.
7.88%, 11/01/20 (e) (r)	3,447	3,619
8.50%, 05/15/21 (e) (r)	4,355	4,409
UPC Germany GmbH, 8.13%, 12/01/17 (e) (r)	2,000	2,090
Videotron Ltee, 6.38%, 12/15/15	1,000	1,023
Viking Acquisition Inc., 9.25%, 11/01/18 (r)	2,000	1,985
Virgin Media Inc., 6.50%, 11/15/16	1,000	1,655
Visant Corp., 10.00%, 10/01/17 (e) (r)	4,000	4,250
WMG Holdings Corp., 9.50%, 12/15/14 (e) (k)	1,000	958
Wynn Las Vegas LLC
7.88%, 05/01/20 (e)	2,000	2,140
7.75%, 08/15/20 (e)	3,680	3,984
Yonkers Racing Corp, 11.38%, 07/15/16 (r)	1,196	1,317
		201,310

CONSUMER STAPLES - 2.8%
Altria Group Inc., 10.20%, 02/06/39 (l)	1,000	1,445
Constellation Brands Inc., 7.25%, 05/15/17	1,000	1,059
Del Monte Corp., 7.50%, 10/15/19	833	971
Dole Food Co. Inc., 8.00%, 10/01/16 (r)	345	364
Michael Foods Inc., 9.75%, 07/15/18 (r)	900	983
New Albertson’s Inc.
7.75%, 06/15/26	1,000	770
8.00%, 05/01/31	1,000	750
Pinnacle Foods Finance LLC, 9.25%, 04/01/15	2,000	2,082
Rite Aid Corp.
9.50%, 06/15/17 (e)	1,000	850
10.25%, 10/15/19	2,000	2,078
8.00%, 08/15/20 (e)	3,000	3,124
Smithfields Foods Inc., 10.00%, 07/15/14 (r)	1,605	1,850
Spectrum Brands Inc., 9.50%, 06/15/18 (r)	2,070	2,274
Toys R Us Property Co. I LLC, 10.75%, 07/15/17	3,000	3,420
Tyson Foods Inc., 10.50%, 03/01/14	929	1,099
Yankee Acquisition Corp.
8.50%, 02/15/15	2,000	2,080
9.75%, 02/15/17	250	261

		25,460

ENERGY - 10.8%
Aquilex Holdings LLC, 11.13%, 12/15/16	3,225	3,265
Arch Coal Inc., 7.25%, 10/01/20	1,302	1,374
Chaparral Energy Inc., 9.88%, 10/01/20 (e) (r)	3,636	3,836
Chesapeake Energy Corp., 6.88%, 08/15/18 (e)	1,824	1,851
Cie Generale de Geophysique-Veritas, 9.50%, 05/15/16 (e)	1,500	1,635
Cloud Peak Energy Resources LLC, 8.50%, 12/15/19	3,582	3,922
Concho Resources Inc., 7.00%, 01/15/21	5,000	5,125
Consol Energy Inc.
8.00%, 04/01/17 (r)	718	765
8.25%, 04/01/20 (r)	1,191	1,286
Denbury Resources Inc., 9.75%, 03/01/16	1,251	1,395
El Paso Corp.
8.25%, 02/15/16	320	371
7.80%, 08/01/31	2,460	2,447
7.75%, 01/15/32 (e)	1,430	1,422
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	7,000	7,344

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Enterprise Products Operating LLC
8.38%, 08/01/66 (e)	860	923
7.03%, 01/15/68 (e)	3,700	3,839
Gibson Energy ULC, 10.00%, 01/15/18	2,900	2,943
Hilcorp Energy Co., 8.00%, 02/15/20 (e) (r)	2,000	2,118
Holly Corp., 9.88%, 06/15/17	1,000	1,090
Hornbeck Offshore Services Inc., 8.00%, 09/01/17 (e)	3,000	3,060
Linn Energy LLC
8.63%, 04/15/20 (r)	2,811	3,029
7.75%, 02/01/21 (e) (r)	3,000	3,075
MarkWest Energy Partners LP, 8.75%, 04/15/18	1,517	1,642
Newfield Exploration Co., 6.88%, 02/01/20	3,430	3,610
NXP BV, 9.75%, 08/01/18 (r)	2,000	2,250
Overseas Shipholding Group Inc, 7.50%, 02/15/24	3,000	2,603
Petrohawk Energy Corp.
10.50%, 08/01/14	198	226
7.88%, 06/01/15 (e)	1,000	1,041
PetroHawk Energy Corp., 7.25%, 08/15/18	1,391	1,405
Precision Drilling Corp., 6.63%, 11/15/20 (e) (r)	1,650	1,679
Pride International Inc., 6.88%, 08/15/20	2,970	3,081
QEP Resources Inc., 6.88%, 03/01/21	1,160	1,218
Quicksilver Resources Inc.
11.75%, 01/01/16	1,944	2,265
7.13%, 04/01/16	728	697
Range Resources Corp.
7.50%, 05/15/16	2,000	2,075
7.25%, 05/01/18	294	310
6.75%, 08/01/20	1,494	1,541
SandRidge Energy Inc., 8.75%, 01/15/20 (e)	1,275	1,310
Stone Energy Corp., 8.63%, 02/01/17 (e)	2,658	2,698
Targa Resources Partners LP, 8.25%, 07/01/16	1,000	1,055
Teekay Corp., 8.50%, 01/15/20	459	500
Tesoro Corp.
6.50%, 06/01/17 (e)	2,000	2,005
9.75%, 06/01/19 (e)	378	419
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (e)	2,000	1,120
15.00%, 04/01/21 (e) (r)	2,000	1,750
Texas Competitive Electric Holdings Co. LLC
Term Loan, 3.76%, 06/30/11 (i) (q)	3,909	3,026
Valero Energy Corp., 9.38%, 03/15/19	1,767	2,193
		97,834

FINANCIALS - 12.1%
Abengoa Finance SAU, 8.88%, 11/01/17 (r)	6,483	5,997
Ally Financial Inc.
6.88%, 08/28/12 (e)	2,061	2,154
6.75%, 12/01/14	3,000	3,157
8.30%, 02/12/15 (e)	3,688	4,057
8.00%, 11/01/31 (e)	2,000	2,155
American General Finance Corp.
6.50%, 09/15/17	1,000	788
6.90%, 12/15/17	5,000	4,037
American General Finance Corp. Term Loan, 7.25%, 04/16/15 (i) (q)	2,444	2,485
BAC Capital Trust VI, 5.63%, 03/08/35	4,000	3,387
Bank of America Corp., 8.00%, (callable at 100 beginning 01/30/18) (m)	1,500	1,512
Capital One Capital VI, 8.88%, 05/15/40	3,852	4,011
CIT Group Inc., 7.00%, 05/01/17 (e)	7,000	7,017
Citigroup Capital XXI, 8.30%, 12/21/57	2,050	2,132
Citigroup Inc.
5.50%, 02/15/17	1,000	1,035
8.50%, 05/22/19	802	996
CNO Financial Group Inc., 9.00%, 01/15/18 (r)	1,242	1,292

	Shares/Par (p)	Value
Ford Motor Credit Co. LLC
5.55%, 06/15/11 (e) (i)	1,070	1,086
9.88%, 08/10/11	1,045	1,088
3.04%, 01/13/12 (i)	358	361
7.50%, 08/01/12	3,000	3,190
5.63%, 09/15/15	5,000	5,177
8.13%, 01/15/20 (e)	1,053	1,225
Genworth Financial Inc., 8.63%, 12/15/16 (e)	1,416	1,592
International Lease Finance Corp.
5.63%, 09/20/13	1,396	1,403
5.65%, 06/01/14 (e)	4,604	4,569
8.63%, 09/15/15 (e) (r)	2,988	3,212
8.75%, 03/15/17 (r)	6,179	6,627
8.88%, 09/01/17 (e)	4,644	5,010
8.25%, 12/15/20	3,003	3,093
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (m)	2,983	3,171
Liberty Mutual Group Inc., 7.80%, 03/15/37 (r)	2,300	2,265
Nielsen Finance LLC, 7.75%, 10/15/18 (e) (r)	3,019	3,125
Petroplus Finance Ltd., 9.38%, 09/15/19 (e) (r)	1,179	1,091
Pinnacle Foods Finance LLC
10.63%, 04/01/17 (e)	1,000	1,070
8.25%, 09/01/17 (e)	2,000	2,045
PNC Preferred Funding Trust III, 8.70%, (callable at 100 beginning 03/15/13) (m) (r)	3,000	3,185
Smurfit Kappa Group Term Loan, 6.75%, 02/10/16 (i) (q)	2,786	2,837
UnumProvident Finance Co. Plc, 6.85%, 11/15/15 (r)	1,000	1,109
Washington Mutual Bank, 6.88%, 06/15/11 (c) (d)	1,500	2
WEA Finance LLC, 6.75%, 09/02/19 (r)	2,694	3,001
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m)	1,000	1,055
Wells Fargo Capital XIII, 7.70%, (callable at 100 beginning 03/26/13) (m)	2,000	2,068
		109,869

HEALTH CARE - 6.5%
Alere Inc., 8.63%, 10/01/18 (r)	4,174	4,237
American Renal Holdings, 8.38%, 05/15/18 (r)	427	438
Biomet Inc., 10.38%, 10/15/17	2,000	2,185
Community Health Systems Inc., 8.88%, 07/15/15 (e)	2,733	2,870
DaVita Inc., 6.38%, 11/01/18 (e)	1,499	1,491
Endo Pharmaceuticals Holdings Inc., 7.00%, 12/15/20 (r)	1,760	1,795
HCA Inc.
6.25%, 02/15/13	2,234	2,279
5.75%, 03/15/14	3,561	3,508
6.50%, 02/15/16	4,000	3,910
HealthSouth Corp.
10.75%, 06/15/16	2,000	2,155
7.25%, 10/01/18	1,700	1,734
8.13%, 02/15/20 (e)	2,000	2,150
IASIS Health Care LLC, 8.75%, 06/15/14	2,300	2,360
Mylan Inc., 7.88%, 07/15/20 (r)	2,216	2,388
Omnicare Inc., 7.75%, 06/01/20	1,436	1,479
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	1,400	1,442
RadNet Inc., 10.38%, 04/01/18 (r)	5,000	4,675
Res-Care Inc., 10.75%, 01/15/19 (r)	3,555	3,662
Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/16	498	540
Tenet Healthcare Corp., 8.00%, 08/01/20 (r) (e)	3,000	3,045
US Oncology Inc., 9.13%, 08/15/17	828	1,020
Valeant Pharmaceuticals International 6.75%, 10/01/17 (r)	812	808

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
6.88%, 12/01/18 (r)	4,356	4,323
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18 (e)	2,679	2,746
8.00%, 02/01/18 (r) (e)	2,000	2,040
		59,280

INDUSTRIALS - 9.8%
ACCO Brands Corp., 10.63%, 03/15/15	469	528
Air Canada, 9.25%, 08/01/15 (r) (e)	3,000	3,150
Aircastle Ltd., 9.75%, 08/01/18 (e)	5,000	5,462
ARAMARK Corp.
3.79%, 02/01/15 (i)	220	215
8.50%, 02/01/15 (e)	1,900	1,986
ArvinMeritor Inc., 10.63%, 03/15/18 (e)	2,500	2,812
BE Aerospace Inc., 8.50%, 07/01/18	1,500	1,643
Bombardier Inc., 7.50%, 03/15/18 (r) (e)	2,730	2,928
Case New Holland Inc., 7.88%, 12/01/17 (r)	3,925	4,288
Delta Air Lines Inc., 12.25%, 03/15/15 (r) (e)	4,963	5,596
Dyncorp International Inc., 10.38%, 07/01/17 (r)	1,619	1,659
EnergySolutions Inc., 10.75%, 08/15/18 (r)	5,150	5,620
FGI Operating Co. Inc., 10.25%, 08/01/15 (e)	571	600
Hertz Corp., 10.50%, 01/01/16	1,500	1,583
International Wire Group Inc., 9.75%, 04/15/15 (r)	3,000	3,135
L-3 Communications Corp.
5.88%, 01/15/15	3,000	3,056
6.38%, 10/15/15	1,000	1,030
Liberty Tire Recycling, 11.00%, 10/01/16 (r)	2,000	2,145
Manitowoc Co. Inc.
9.50%, 02/15/18 (e)	1,429	1,565
8.50%, 11/01/20	1,782	1,893
Masco Corp.
6.13%, 10/03/16 (e)	2,000	2,044
7.13%, 03/15/20 (e)	644	674
Novelis Inc., 8.75%, 12/15/20 (r)	7,000	7,262
Oshkosh Corp., 8.50%, 03/01/20	720	790
Owens Corning, 9.00%, 06/15/19	1,383	1,623
RBS Global & Rexnord LLC, 8.50%, 05/01/18 (e)	3,256	3,459
Spirit Aerosystems Inc., 7.50%, 10/01/17	485	504
Terex Corp., 10.88%, 06/01/16	2,000	2,323
Tower Automotive Holdings USA LLC, 10.63%, 09/01/17 (r) (e)	3,000	3,225
Trans Union LLC, 11.38%, 06/15/18 (r) (e)	2,006	2,287
TransDigm Inc.
7.75%, 07/15/14	1,500	1,560
7.75%, 12/15/18 (r) (e)	2,941	3,044
Trimas Corp., 9.75%, 12/15/17 (e)	2,500	2,737
United Air Lines Inc., 12.00%, 11/01/13 (r)	2,000	2,205
United Rentals North America Inc., 8.38%, 09/15/20 (e)	1,923	1,957
Western Express Inc., 12.50%, 04/15/15 (r)	3,000	2,655
		89,243

INFORMATION TECHNOLOGY - 3.2%
Advanced Micro Devices Inc., 7.75%, 08/01/20 (r)	363	377
First Data Corp.
9.88%, 09/24/15	171	163
10.55%, 09/24/15	235	223
8.25%, 01/15/21 (r)	1,813	1,741
12.63%, 01/15/21 (e) (r)	1,813	1,731
Freescale Semiconductor Inc.
10.13%, 12/15/16 (e)	3,800	4,000
10.75%, 08/01/20 (e) (r)	2,000	2,180
Jabil Circuit Inc., 5.63%, 12/15/20	2,430	2,387
Sanmina-SCI Corp., 8.13%, 03/01/16 (e)	683	690
Seagate HDD Cayman, 7.75%, 12/15/18 (r)	4,734	4,793

	Shares/Par (p)	Value
SunGard Data Systems Inc.
10.25%, 08/15/15 (e)	2,515	2,644
7.38%, 11/15/18 (e) (r)	2,000	2,010
Unisys Corp.
12.75%, 10/15/14 (r)	499	590
14.25%, 09/15/15 (r)	401	478
UPC Holding BV, 9.88%, 04/15/18 (e) (r)	1,573	1,722
Viasat Inc., 8.88%, 09/15/16	628	669
Viasystems Group Inc., 12.00%, 01/15/15 (r)	2,000	2,235
		28,633

MATERIALS - 8.6%
Allegheny Technologies Inc., 9.38%, 06/01/19	1,186	1,386
Ardagh Packaging Finance Plc, 9.13%, 10/15/20 (e) (r)	833	866
Atkore International Inc., 9.88%, 01/01/18 (r)	4,000	4,160
Ball Corp., 5.75%, 05/15/21	410	397
Berry Plastics Corp.
9.50%, 05/15/18 (e)	2,000	2,005
9.75%, 01/15/21 (e) (r)	2,000	1,980
Building Materials Corp. of America
6.88%, 08/15/18 (e) (r)	1,582	1,566
7.00%, 02/15/20 (r)	658	676
7.50%, 03/15/20 (e) (r)	1,172	1,193
BWAY Holdings Co., 10.00%, 06/15/18 (e) (r)	967	1,043
BWAY Parent Co. Inc., 10.13%, 11/01/15 (r)	3,000	3,030
Cemex Finance LLC, 9.50%, 12/14/16 (e) (r)	6,417	6,618
FMG Resources August 2006 Pty Ltd.
7.00%, 11/01/15 (r)	2,193	2,248
6.88%, 02/01/18 (e) (r)	3,934	3,914
Georgia-Pacific LLC
7.13%, 01/15/17 (r)	4,000	4,260
5.40%, 11/01/20 (r)	1,646	1,627
Gerdau Holdings Inc., 7.00%, 01/20/20 (e) (r)	2,020	2,222
Graphic Packaging International Corp., 7.88%, 10/01/18 (e)	475	498
Hanson Ltd., 6.13%, 08/15/16	1,231	1,256
Hexion Specialty Chemicals Inc., 9.20%, 03/15/21 (e)	2,165	1,986
Hexion US Finance Corp.
8.88%, 02/01/18 (e)	1,641	1,754
9.00%, 11/15/20 (r)	2,000	2,115
Huntsman International LLC
7.38%, 01/01/15	2,000	2,045
8.63%, 03/15/20 (e)	769	836
8.63%, 03/15/21 (e) (r)	1,684	1,819
Ineos Finance Plc, 9.00%, 05/15/15 (r)	708	753
Ineos Group Holdings Plc, 8.50%, 02/15/16 (e) (r)	2,000	1,905
LBI Escrow Corp., 8.00%, 11/01/17 (r)	4,683	5,181
Mercer International Inc., 9.50%, 12/01/17 (r)	2,000	2,055
Momentive Performance Materials Inc., 9.00%, 01/15/21 (r)	3,000	3,165
Omnova Solutions Inc., 7.88%, 11/01/18 (e) (r)	3,066	3,089
Owens-Illinois Inc., 7.80%, 05/15/18	2,000	2,125
Plastipak Holdings Inc., 10.63%, 08/15/19 (r)	2,400	2,697
Radnor Holdings Corp., 11.00%, 04/15/11 (c) (d) (f) (q)	100	—
Smurfit Kappa Funding Plc, 7.75%, 04/01/15	575	589
Steel Dynamics Inc., 6.75%, 04/01/15 (e)	2,000	2,025
Stone Container Finance Co., 7.38%, 07/15/14 (c) (d) (f)	1,375	—
Verso Paper Holdings LLC
11.50%, 07/01/14 (e)	2,000	2,195
11.38%, 08/01/16 (e)	1,000	1,002
		78,281

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value

TELECOMMUNICATION SERVICES - 7.5%
Buccaneer Merger Sub Inc., 9.13%, 01/15/19 (r)	1,960	2,024
Cincinnati Bell Inc., 8.75%, 03/15/18 (e)	2,312	2,167
Clearwire Communications LLC
12.00%, 12/01/15 (r)	3,488	3,758
12.00%, 12/01/17 (e) (r)	2,667	2,760
Frontier Communications Corp.
8.25%, 04/15/17 (e)	938	1,029
8.13%, 10/01/18 (e)	882	968
7.13%, 03/15/19	620	637
8.50%, 04/15/20	3,244	3,544
Inmarsat Finance Plc, 7.38%, 12/01/17 (r)	781	820
Intelsat Jackson Holding Ltd., 7.25%, 10/15/20 (e) (r)	1,990	2,010
Intelsat Luxembourg SA, 11.25%, 02/04/17	7,500	8,175
ITC Deltacom Inc., 10.50%, 04/01/16	3,000	3,262
Level 3 Financing Inc.
9.25%, 11/01/14	1,000	993
10.00%, 02/01/18	3,000	2,880
Nextel Communications Inc.
6.88%, 10/31/13 (e)	371	372
5.95%, 03/15/14	2,629	2,583
PAETEC Escrow Corp., 9.88%, 12/01/18 (e) (r)	2,000	2,055
Qwest Communications International Inc.
8.00%, 10/01/15	1,188	1,277
7.13%, 04/01/18 (r)	1,844	1,909
Sprint Capital Corp., 6.88%, 11/15/28 (e)	6,665	5,832
Sprint Nextel Corp., 6.00%, 12/01/16	2,654	2,564
Telesat Canada
11.00%, 11/01/15	2,000	2,245
12.50%, 11/01/17 (e)	500	589
Virgin Media Finance Plc
9.50%, 08/15/16 (e)	2,000	2,260
8.38%, 10/15/19 (e)	2,319	2,534
West Corp., 7.88%, 01/15/19 (r) (e)	5,488	5,584
Wind Acquisition Finance SA, 11.75%, 07/15/17 (r)	1,113	1,255
Windstream Corp., 7.75%, 10/15/20 (e)	2,000	2,060
		68,146

UTILITIES - 3.5%
AES Corp.
9.75%, 04/15/16	1,355	1,514
8.00%, 10/15/17	2,000	2,115
Calpine Corp., 7.88%, 07/31/20 (e) (r)	5,000	5,062
CMS Energy Corp., 6.55%, 07/17/17	1,500	1,595
Dynegy Holdings Inc.
7.75%, 06/01/19	3,500	2,336
7.63%, 10/15/26	125	74
Edison Mission Energy
7.75%, 06/15/16 (e)	940	808
7.00%, 05/15/17	1,900	1,506
Energy Future Holdings Corp.
10.88%, 11/01/17 (e)	688	478
11.25%, 11/01/17	703	422
10.00%, 12/01/20	3,380	3,486
GenOn Energy Term Loan B, 6.00%, 09/20/17 (i)	3,190	3,223
GenOn Escrow Corp., 9.88%, 10/15/20 (e) (r)	3,956	3,926
Ipalco Enterprises Inc., 7.25%, 04/01/16 (r)	800	854
NRG Energy Inc., 7.38%, 02/01/16	3,000	3,075
RRI Energy Inc., 7.88%, 06/15/17	1,500	1,454
		31,928

Total Corporate Bonds and Notes (cost $743,547)		789,984

	Shares/Par (p)	Value
COMMON STOCKS - 1.7%

CONSUMER DISCRETIONARY - 0.3%
DISH Network Corp. - Class A (c)	150	2,949
Home Interior Gift Inc. (c) (f) (q)	429	—
		2,949

CONSUMER STAPLES - 0.3%
B&G Foods Inc.	200	2,746

ENERGY - 0.3%
Chesapeake Energy Corp.	14	371
Inergy LP	50	1,962
		2,333

HEALTH CARE - 0.3%
DaVita Inc. (c)	35	2,432

MATERIALS - 0.1%
Applied Extrusion Technologies Inc. - Class B (c) (f) (q)	3	—
Smurfit-Stone Container Corp. (c)	42	1,087
		1,087

TELECOMMUNICATION SERVICES - 0.4%
Manitoba Telecom Services Inc. (q)	1	15
Windstream Corp.	240	3,346
		3,361

Total Common Stocks (cost $13,031)		14,908

PREFERRED STOCKS - 0.7%

FINANCIALS - 0.7%
Ally Financial Inc., 7.00%, (callable at 1000 beginning 12/31/11) (m) (r)	1	958
Citigroup Capital XIII, 7.88%, (callable at 25 on 10/30/15) (m)	191	5,140
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/12), Series Z (c) (d) (m)	50	31
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 05/20/13), Series T (c) (d) (m)	40	21
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/10), Series S (c) (d) (m)	19	11
Wells Fargo Capital XII, 7.88%, (callable at 25 beginning 03/15/13) (m)	18	483

Total Preferred Stocks (cost $8,412)		6,644

INVESTMENT COMPANIES - 0.7%
Eaton Vance Senior Floating-Rate Trust	100	1,622
Invesco Van Kampen Senior Income Trust	400	1,876
Pimco Floating Rate Strategy Fund	267	2,640

Total Investment Companies (cost $4,606)		6,138

OTHER EQUITY INTERESTS - 0.0%
Wind Acquisition Escrow, 07/23/47 (f) (e) (u)	1,071	—
Wind Acquisition Escrow, 07/23/47 (f) (u)	1,567	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 27.4%

Investment Company 3.9%
JNL Money Market Fund, 0.08% (a) (h)	35,569	35,569

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Securities Lending Collateral 23.5%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	212,212	212,212
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	1,353	1,331

		213,543

Total Short Term Investments (cost $249,134)		249,112

Total Investments - 121.7% (cost $1,048,359)		1,105,119

Other Assets and Liabilities, Net - (21.7%)		(197,419)

Total Net Assets - 100.0%		$907,700

JNL/PPM America Mid Cap Value Fund
COMMON STOCKS - 99.3%

CONSUMER DISCRETIONARY - 16.0%
Abercrombie & Fitch Co. - Class A	27	$1,550
Bally Technologies Inc. (c)	34	1,443
Liz Claiborne Inc. (c) (e)	114	816
Macy’s Inc.	85	2,155
Newell Rubbermaid Inc.	119	2,162
Royal Caribbean Cruises Ltd. (c)	18	855
Skechers U.S.A. Inc. - Class A (c)	86	1,728
VF Corp.	25	2,129
Viacom Inc. - Class B	24	955

		13,793

CONSUMER STAPLES - 2.5%
Corn Products International Inc.	46	2,121

ENERGY - 8.5%
Comstock Resources Inc. (c)	72	1,768
Helix Energy Solutions Group Inc. (c)	143	1,736
National Oilwell Varco Inc.	26	1,775
Patterson-UTI Energy Inc.	98	2,106

		7,385

FINANCIALS - 14.4%
Allstate Corp.	55	1,741
American Financial Group Inc.	66	2,128
Astoria Financial Corp. (e)	154	2,139
Hartford Financial Services Group Inc.	82	2,167
Lincoln National Corp.	79	2,183
Reinsurance Group of America Inc.	40	2,127

		12,485

HEALTH CARE - 6.4%
CIGNA Corp.	59	2,160
LifePoint Hospitals Inc. (c)	46	1,705
Owens & Minor Inc.	58	1,701

		5,566

INDUSTRIALS - 25.4%
Belden Inc.	23	836
Con-Way Inc.	47	1,719
Esterline Technologies Corp. (c)	32	2,174
GATX Corp.	48	1,690
Goodrich Corp.	25	2,167
Kennametal Inc.	54	2,135
Lincoln Electric Holdings Inc.	32	2,115
SkyWest Inc.	51	801
Spirit Aerosystems Holdings Inc. (c)	104	2,164
Steelcase Inc. - Class A	180	1,899

	Shares/Par (p)	Value
Terex Corp. (c)	68	2,095
Textron Inc.	92	2,165

		21,960

INFORMATION TECHNOLOGY - 10.9%
Avnet Inc. (c)	64	2,127
Computer Sciences Corp.	44	2,168
Fairchild Semiconductor International Inc. (c)	138	2,150
Omnivision Technologies Inc. (c)	28	814
Teradyne Inc. (c)	153	2,145

		9,404

MATERIALS - 10.4%
Allegheny Technologies Inc.	23	1,269
Nucor Corp.	19	815
Olin Corp.	58	1,188
PPG Industries Inc.	22	1,825
Reliance Steel & Aluminum Co.	42	2,141
Steel Dynamics Inc.	94	1,720

		8,958

UTILITIES - 4.8%
Edison International	56	2,162
Westar Energy Inc. (e)	78	1,967

		4,129

Total Common Stocks (cost $76,113)		85,801

SHORT TERM INVESTMENTS - 3.6%

Investment Company - 1.0%
JNL Money Market Fund, 0.08% (a) (h)	864	864

Securities Lending Collateral 2.6%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	2,262	2,262
Total Short Term Investments (cost $3,126)		3,126
Total Investments - 102.9% (cost $79,239)		88,927
Other Assets and Liabilities, Net - (2.9%)		(2,508)

Total Net Assets - 100.0%		$86,419

JNL/PPM America Small Cap Value Fund

COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 20.9%
Bally Technologies Inc. (c)	40	$1,679
Bob Evans Farms Inc.	51	1,668
Columbia Sportswear Co. (e)	28	1,670
Jakks Pacific Inc. (c)	92	1,675
K-Swiss Inc. - Class A (c)	52	654
Liz Claiborne Inc. (c) (e)	235	1,684
RC2 Corp. (c)	78	1,689
Skechers U.S.A. Inc. - Class A (c) (e)	87	1,740
Superior Industries International Inc. (e)	78	1,655

		14,114

CONSUMER STAPLES - 3.8%
Corn Products International Inc.	20	897
Hain Celestial Group Inc. (c) (e)	61	1,651

		2,548

ENERGY - 9.2%
Comstock Resources Inc. (c)	74	1,805
Helix Energy Solutions Group Inc. (c)	112	1,361

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par	(p)	Value
Hercules Offshore Inc. (c)	443		1,531
Patterson-UTI Energy Inc.	70		1,508
			6,205

FINANCIALS - 11.8%
American Financial Group Inc.	18		578
Astoria Financial Corp. (e)	125		1,732
Delphi Financial Group Inc. - Class A	58		1,678
Independent Bank Corp.	61		1,637
Reinsurance Group of America Inc.	12		618
SeaBright Insurance Holdings Inc.	185		1,709
			7,952

HEALTH CARE - 4.9%
LifePoint Hospitals Inc. (c)	45		1,646
Owens & Minor Inc.	57		1,669
			3,315

INDUSTRIALS - 29.1%
Apogee Enterprises Inc.	127		1,714
Belden Inc.	45		1,642
Con-Way Inc.	47		1,704
Esterline Technologies Corp. (c)	25		1,687
GATX Corp. (e)	48		1,704
GenCorp Inc. (c)	328		1,697
Kennametal Inc.	42		1,657
Lincoln Electric Holdings Inc.	25		1,645
SkyWest Inc.	105		1,634
Spirit Aerosystems Holdings Inc. (c)	49		1,026
Steelcase Inc. - Class A	165		1,739
Terex Corp. (c)	59		1,828
			19,677

INFORMATION TECHNOLOGY - 13.9%
Benchmark Electronics Inc. (c)	94		1,707
Fairchild Semiconductor International Inc. (c)	109		1,698
Novell Inc. (c)	198		1,172
Omnivision Technologies Inc. (c)	50		1,484
SYNNEX Corp. (c)	53		1,666
Teradyne Inc. (c)	120		1,679
			9,406

MATERIALS - 4.5%
Olin Corp.	82		1,674
Reliance Steel & Aluminum Co.	13		649
Steel Dynamics Inc.	37		677
			3,000

UTILITIES - 1.5%
Westar Energy Inc. (e)	40		1,009

Total Common Stocks (cost $59,263)			67,226

SHORT TERM INVESTMENTS - 8.8%

Investment Company - 0.9%
JNL Money Market Fund, 0.08% (a) (h)	634		634

Securities Lending Collateral 7.9%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	5,332		5,332
Total Short Term Investments (cost $5,966)			5,966

Total Investments - 108.4% (cost $65,229)			73,192
Other Assets and Liabilities, Net - (8.4%)			(5,660)
Total Net Assets - 100.0%			$67,532

	Shares/Par	(p)	Value
JNL/PPM America Value Equity Fund

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 13.2%
Abercrombie & Fitch Co. - Class A	19		$1,107
Comcast Corp. - Class A	130		2,858
Home Depot Inc.	33		1,164
Macy’s Inc.	70		1,758
Newell Rubbermaid Inc.	108		1,958
Royal Caribbean Cruises Ltd. (c)	27		1,246
VF Corp.	24		2,042
Viacom Inc. - Class B	72		2,856
			14,989

CONSUMER STAPLES - 7.0%
Altria Group Inc.	115		2,829
Archer-Daniels-Midland Co.	85		2,566
CVS Caremark Corp.	36		1,252
Procter & Gamble Co.	21		1,376
			8,023

ENERGY - 10.7%
Apache Corp.	22		2,635
Chevron Corp.	31		2,865
ConocoPhillips	31		2,091
National Oilwell Varco Inc.	26		1,735
Occidental Petroleum Corp.	18		1,746
Patterson-UTI Energy Inc.	50		1,078
			12,150

FINANCIALS - 23.4%
Allstate Corp.	62		1,973
Bank of America Corp.	218		2,906
Goldman Sachs Group Inc.	16		2,657
Hartford Financial Services Group Inc.	111		2,948
JPMorgan Chase & Co.	70		2,969
Lincoln National Corp.	98		2,720
Morgan Stanley	102		2,770
Travelers Cos. Inc.	47		2,602
U.S. Bancorp	84		2,271
Wells Fargo & Co.	91		2,826
			26,642

HEALTH CARE - 9.4%
CIGNA Corp.	78		2,845
Johnson & Johnson	36		2,220
Merck & Co. Inc.	79		2,833
Pfizer Inc.	160		2,803
			10,701

INDUSTRIALS - 11.2%
Caterpillar Inc.	30		2,828
Goodrich Corp.	26		2,281
Lockheed Martin Corp.	36		2,545
Spirit Aerosystems Holdings Inc. (c)	74		1,546
Terex Corp. (c)	43		1,341
Textron Inc. (e)	96		2,260
			12,801

INFORMATION TECHNOLOGY - 14.1%
Avnet Inc. (c)	35		1,160
Computer Sciences Corp.	47		2,336
Hewlett-Packard Co.	69		2,888
Intel Corp.	136		2,864
International Business Machines Corp.	19		2,818
Microsoft Corp.	101		2,828

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Texas Instruments Inc.	37	1,186

		16,080

MATERIALS - 4.2%
Allegheny Technologies Inc.	20	1,109
Nucor Corp.	52	2,274
PPG Industries Inc.	16	1,371

		4,754

TELECOMMUNICATION SERVICES - 4.5%
AT&T Inc.	77	2,248
Verizon Communications Inc.	81	2,887

		5,135

UTILITIES - 2.1%
Edison International	63	2,432

Total Common Stocks (cost $87,552)		113,707

SHORT TERM INVESTMENTS - 1.5%

Investment Company - 0.2%
JNL Money Market Fund, 0.08% (a) (h)	233	233

Securities Lending Collateral 1.3%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	1,201	1,201
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	254	250

		1,451

Total Short Term Investments (cost $1,688)		1,684

Total Investments - 101.3% (cost $89,240)		115,391
Other Assets and Liabilities, Net - (1.3%)		(1,433)

Total Net Assets - 100.0%		$113,958

JNL/Red Rocks Listed Private Equity Fund
COMMON STOCKS - 96.9%

DIVERSIFIED - 8.2%
Diversified Operations - 8.2%
Ackermans & van Haaren NV	154	$12,858
HAL Trust NV	171	21,504
Wendel Investissement	203	18,701

FINANCIALS - 85.0%
Closed - End Funds - 25.5%
AP Alternative Assets LP	2,040	18,013
ARC Capital Holdings Ltd. (c)	10,710	13,575
Candover Investments Plc (c)	643	6,660
Castle Private Equity Ltd. (c)	335	2,906
Conversus Capital LP (c)	1,509	27,182
Electra Private Equity Plc (c)	899	23,434
Graphite Enterprise Trust Plc	2,160	9,968
HBM BioVentures AG - Class A (c)	292	13,286
HgCapital Trust Plc	856	13,428
Princess Private Equity Holding Ltd. (c) (e)	1,530	13,063
Standard Life European Private Equity Trust Plc	246	536
SVG Capital Plc (c)	6,636	21,809

		163,860

Diversified Financial Services - 23.9%
Blackstone Group LP	1,745	24,692
Brookfield Asset Management Inc. - Class A	414	13,782
GP Investments Ltd. - BDR (c)	2,250	9,962

	Shares/Par	(p)	Value
Intermediate Capital Group Plc	5,090		26,418
KKR & Co. LP	2,932		41,635
Onex Corp.	1,139		34,629
Safeguard Scientifics Inc. (c)	139		2,369

			153,487

Diversified Operations - 4.7%
Leucadia National Corp.	1,040		30,347
Investment Companies - 15.2%
China Merchants China Direct Investments Ltd.	4,820		10,604
DeA Capital SpA (c) (e)	3,214		4,894
Eurazeo	366		27,140
Investor AB	847		18,124
MVC Capital Inc.	550		8,030
Ratos AB Series B	685		25,326
THL Credit Inc. (e)	310		4,028

			98,146

Venture Capital - 15.7%
3i Group Plc	7,385		37,823
Altamir Amboise (c) (e)	1,740		14,928
Deutsche Beteiligungs AG	385		10,848
Dinamia Capital Privado Scr SA	432		5,072
Gimv NV	317		17,313
IP Group Plc (c)	5,398		2,567
Jafco Co. Ltd.	427		12,345

			100,896

INDUSTRIALS - 2.1%
Orkla ASA	1,375		13,412

INFORMATION TECHNOLOGY - 1.6%
Internet Capital Group Inc. (c)	730		10,381

Total Common Stocks (cost $513,004)			623,592

RIGHTS - 0.1%
HgCapital Trust Plc (c)	153		250

Total Rights (cost $0)			250

SHORT TERM INVESTMENTS - 3.2%

Mutual Funds 3.2%
JNL Money Market Fund, 0.08% (a) (h)	20,746		20,746

Securities Lending Collateral - 0.0%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	65		65

Total Short Term Investments (cost $20,811)			20,811

Total Investments - 100.2% (cost $533,815)			644,653
Other Assets and Liabilities, Net - (0.2%)			(1,368)

Total Net Assets - 100.0%			$643,285

JNL/S&P Managed Conservative Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Capital Guardian Global Diversified Research Fund (2.4%) (a)	445		$10,330
JNL/Capital Guardian U.S. Growth Equity Fund (3.8%) (a)	1,588		33,641
JNL/Eagle Core Equity Fund (15.9%) (a)	4,400		32,250
JNL/Goldman Sachs Core Plus Bond Fund (14.3%) (a)	12,448		151,121
JNL/Goldman Sachs Emerging Markets Debt Fund (4.0%) (a)	2,221		30,318

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
JNL/Invesco International Growth Fund (3.9%) (a)	2,199	22,739
JNL/Invesco Large Cap Growth Fund (3.6%) (a)	2,610	32,864
JNL/JPMorgan International Value Fund (3.5%) (a)	2,789	20,970
JNL/JPMorgan U.S. Government & Quality Bond Fund (11.1%) (a)	7,880	101,966
JNL/PIMCO Real Return Fund (7.2%) (a)	10,693	128,957
JNL/PIMCO Total Return Bond Fund (4.4%) (a)	11,641	143,771
JNL/Select Value Fund (3.3%) (a)	2,163	37,576
JNL/T. Rowe Price Established Growth Fund (2.3%) (a)	1,616	34,298
JNL/T. Rowe Price Value Fund (3.1%) (a)	3,264	35,384
JNL/T. Rowe Short-Term Bond Fund (18.7%) (a)	16,552	163,529

Total Investment Companies (cost $942,351)		979,714

Total Investments - 100.0% (cost $942,351)		979,714
Other Assets and Liabilities, Net - (0.0% )		(146)

Total Net Assets - 100.0%		$979,568

JNL/S&P Managed Moderate Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (0.4%) (a)	360	$3,971
JNL/Capital Guardian Global Diversified Research Fund (7.2%) (a)	1,351	31,382
JNL/Capital Guardian U.S. Growth Equity Fund (10.1%) (a)	4,246	89,965
JNL/Franklin Templeton International Small Cap Growth Fund (0.4%) (a)	99	809
JNL/Goldman Sachs Core Plus Bond Fund (16.1%) (a)	14,027	170,288
JNL/Goldman Sachs Emerging Markets Debt Fund (6.6%) (a)	3,717	50,733
JNL/Goldman Sachs Mid Cap Value Fund (8.6%) (a)	4,119	43,664
JNL/Invesco Global Real Estate Fund (0.9%) (a)	728	6,183
JNL/Invesco International Growth Fund (6.0%) (a)	3,415	35,315
JNL/Invesco Large Cap Growth Fund (10.3%) (a)	7,441	93,676
JNL/JPMorgan International Value Fund (5.6%) (a)	4,504	33,867
JNL/JPMorgan U.S. Government & Quality Bond Fund (13.4%) (a)	9,505	122,993
JNL/Lazard Emerging Markets Fund (2.6%) (a)	2,943	35,581
JNL/M&G Global Basics Fund (18.8%) (a)	2,451	36,719
JNL/Mellon Capital Management Oil & Gas Sector Fund (1.1%) (a)	265	7,093
JNL/Oppenheimer Global Growth Fund (1.2%) (a)	460	4,814
JNL/PIMCO Real Return Fund (10.3%) (a)	15,276	184,226
JNL/PIMCO Total Return Bond Fund (5.7%) (a)	15,155	187,168
JNL/Select Value Fund (9.7%) (a)	6,416	111,451
JNL/T. Rowe Price Established Growth Fund (6.0%) (a)	4,268	90,571
JNL/T. Rowe Price Mid-Cap Growth Fund (3.3%) (a)	1,555	46,317
JNL/T. Rowe Price Value Fund (8.0%) (a)	8,399	91,048

	Shares/Par (p)	Value
JNL/T. Rowe Short-Term Bond Fund (21.5%) (a)	18,977	187,495

Total Investment Companies (cost $1,560,485)		1,665,329

Total Investments - 100.0% (cost $1,560,485)		1,665,329
Other Assets and Liabilities, Net - (0.0%)		(231)

Total Net Assets - 100.0%		$1,665,098

JNL/S&P Managed Moderate Growth Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (1.3%) (a)	1,195	$13,173
JNL/Capital Guardian Global Diversified Research Fund (9.5%) (a)	1,784	41,432
JNL/Capital Guardian U.S. Growth Equity Fund (19.0%) (a)	8,036	170,274
JNL/Eagle SmallCap Equity Fund (3.8%) (a)	1,018	22,271
JNL/Franklin Templeton International Small Cap Growth Fund (8.8%) (a)	2,295	18,754
JNL/Franklin Templeton Small Cap Value Fund (3.7%) (a)	999	11,013
JNL/Goldman Sachs Core Plus Bond Fund (19.2%) (a)	16,723	203,013
JNL/Goldman Sachs Emerging Markets Debt Fund (11.3%) (a)	6,321	86,288
JNL/Goldman Sachs Mid Cap Value Fund (18.3%) (a)	8,727	92,508
JNL/Invesco Global Real Estate Fund (1.4%) (a)	1,111	9,445
JNL/Invesco International Growth Fund (19.1%) (a)	10,855	112,241
JNL/Invesco Large Cap Growth Fund (23.8%) (a)	17,218	216,768
JNL/JPMorgan International Value Fund (18.7%) (a)	15,098	113,538
JNL/JPMorgan MidCap Growth Fund (4.3%) (a)	498	9,978
JNL/JPMorgan U.S. Government & Quality Bond Fund (16.1%) (a)	11,449	148,154
JNL/Lazard Emerging Markets Fund (6.3%) (a)	7,191	86,943
JNL/M&G Global Basics Fund (21.9%) (a)	2,863	42,886
JNL/Mellon Capital Management Oil & Gas Sector Fund (1.7%) (a)	417	11,147
JNL/Oppenheimer Global Growth Fund (4.9%) (a)	1,894	19,833
JNL/PIMCO Real Return Fund (12.9%) (a)	19,147	230,909
JNL/PIMCO Total Return Bond Fund (5.0%) (a)	13,304	164,304
JNL/Select Value Fund (24.6%) (a)	16,344	283,890
JNL/T. Rowe Price Established Growth Fund (12.5%) (a)	8,910	189,076
JNL/T. Rowe Price Mid-Cap Growth Fund (7.4%) (a)	3,473	103,412
JNL/T. Rowe Price Value Fund (25.3%) (a)	26,545	287,747
JNL/T. Rowe Short-Term Bond Fund (19.8%) (a)	17,468	172,581

Total Investment Companies (cost $2,683,260)		2,861,578

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Total Investments - 100.0% (cost $2,683,260)		2,861,578
Other Assets and Liabilities, Net - (0.0% )		(387)

Total Net Assets - 100.0%		$2,861,191

JNL/S&P Managed Growth Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (1.3%) (a)	1,198	$13,198
JNL/Capital Guardian Global Diversified Research Fund (8.3%) (a)	1,569	36,440
JNL/Capital Guardian U.S. Growth Equity Fund (17.1%) (a)	7,200	152,579
JNL/Eagle Core Equity Fund (26.0%) (a)	7,212	52,862
JNL/Eagle SmallCap Equity Fund (13.9%) (a)	3,752	82,088
JNL/Franklin Templeton International Small Cap Growth Fund (11.1%) (a)	2,916	23,823
JNL/Franklin Templeton Small Cap Value Fund (6.5%) (a)	1,740	19,173
JNL/Goldman Sachs Core Plus Bond Fund (3.2%) (a)	2,791	33,882
JNL/Goldman Sachs Emerging Markets Debt Fund (8.4%) (a)	4,696	64,098
JNL/Goldman Sachs Mid Cap Value Fund (14.7%) (a)	7,029	74,512
JNL/Invesco Global Real Estate Fund (3.0%) (a)	2,356	20,028
JNL/Invesco International Growth Fund (15.2%) (a)	8,651	89,457
JNL/Invesco Large Cap Growth Fund (23.4%) (a)	16,913	212,929
JNL/JPMorgan International Value Fund (13.5%) (a)	10,912	82,056
JNL/JPMorgan MidCap Growth Fund (7.6%) (a)	878	17,576
JNL/JPMorgan U.S. Government & Quality Bond Fund (3.1%) (a)	2,187	28,301
JNL/Lazard Emerging Markets Fund (5.4%) (a)	6,166	74,544
JNL/M&G Global Basics Fund (24.0%) (a)	3,132	46,924
JNL/Mellon Capital Management Oil & Gas Sector Fund (1.1%) (a)	267	7,159
JNL/Oppenheimer Global Growth Fund (16.2%) (a)	6,234	65,266
JNL/PIMCO Real Return Fund (6.4%) (a)	9,526	114,888
JNL/PIMCO Total Return Bond Fund (2.4%) (a)	6,333	78,211
JNL/Select Value Fund (19.7%) (a)	13,116	227,817
JNL/T. Rowe Price Established Growth Fund (14.4%) (a)	10,235	217,195
JNL/T. Rowe Price Mid-Cap Growth Fund (7.3%) (a)	3,445	102,607
JNL/T. Rowe Price Value Fund (17.9%) (a)	18,774	203,506

Total Investment Companies (cost $1,974,371)		2,141,119

Total Investments - 100.0% (cost $1,974,371)		2,141,119
Other Assets and Liabilities, Net - (0.0% )		(303)

Total Net Assets - 100.0%		$2,140,816

	Shares/Par (p)	Value
JNL/S&P Managed Aggressive Growth Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (0.8%) (a)	747	$8,229
JNL/Capital Guardian Global Diversified Research Fund (3.1%) (a)	581	13,491
JNL/Capital Guardian U.S. Growth Equity Fund (3.2%) (a)	1,341	28,419
JNL/Eagle SmallCap Equity Fund (5.8%) (a)	1,561	34,151
JNL/Franklin Templeton International Small Cap Growth Fund (6.7%) (a)	1,767	14,438
JNL/Franklin Templeton Small Cap Value Fund (4.8%) (a)	1,292	14,242
JNL/Goldman Sachs Emerging Markets Debt Fund (2.0%) (a)	1,140	15,556
JNL/Goldman Sachs Mid Cap Value Fund (7.5%) (a)	3,560	37,735
JNL/Invesco Global Real Estate Fund (1.1%) (a)	832	7,073
JNL/Invesco International Growth Fund (5.8%) (a)	3,309	34,216
JNL/Invesco Large Cap Growth Fund (8.0%) (a)	5,820	73,280
JNL/JPMorgan International Value Fund (5.5%) (a)	4,450	33,468
JNL/JPMorgan MidCap Growth Fund (5.4%) (a)	629	12,600
JNL/Lazard Emerging Markets Fund (2.4%) (a)	2,754	33,291
JNL/M&G Global Basics Fund (12.8%) (a)	1,665	24,946
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.7%) (a)	183	4,886
JNL/Oppenheimer Global Growth Fund (10.0%) (a)	3,844	40,249
JNL/PIMCO Real Return Fund (1.9%) (a)	2,858	34,469
JNL/PPM America High Yield Bond Fund (2.4%) (a)	3,203	21,362
JNL/Select Value Fund (8.5%) (a)	5,621	97,634
JNL/T. Rowe Price Established Growth Fund (5.9%) (a)	4,218	89,499
JNL/T. Rowe Price Mid-Cap Growth Fund (2.9%) (a)	1,371	40,841
JNL/T. Rowe Price Value Fund (6.6%) (a)	6,893	74,718

Total Investment Companies (cost $735,196)		788,793

Total Investments -100.0% (cost $735,196)		788,793
Other Assets and Liabilities, Net - (0.0% )		(129)

Total Net Assets - 100.0%		$788,664

JNL/S&P Disciplined Moderate Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Goldman Sachs Emerging Markets Debt Fund (1.3%) (a)	736	$10,042
JNL/Mellon Capital Management Bond Index Fund (5.1%) (a)	5,747	67,419
JNL/Mellon Capital Management International Index Fund (4.8%) (a)	4,212	52,569
JNL/Mellon Capital Management JNL Optimized 5 Fund (3.7%) (a)	2,096	18,638
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (2.0%) (a)	956	13,246

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
JNL/Mellon Capital Management S&P 500 Index Fund (9.9%) (a)	12,540	132,795
JNL/Mellon Capital Management Small Cap Index Fund (1.5%) (a)	865	10,904
JNL/PIMCO Real Return Fund (2.3%) (a)	3,389	40,876

Total Investment Companies (cost $312,551)		346,489

Total Investments - 100.0% (cost $312,551)		346,489
Other Assets and Liabilities, Net - (0.0% )		(56)

Total Net Assets - 100.0%		$ 346,433

JNL/S&P Disciplined Moderate Growth Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Goldman Sachs Emerging Markets Debt Fund (1.3%) (a)	741 $	10,111
JNL/Mellon Capital Management 25 Fund (4.0%) (a)	1,754	21,931
JNL/Mellon Capital Management Bond Index Fund (1.4%) (a)	1,584	18,578
JNL/Mellon Capital Management International Index Fund (6.5%) (a)	5,671	70,777
JNL/Mellon Capital Management JNL Optimized 5 Fund (4.7%) (a)	2,625	23,341
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (4.8%) (a)	2,301	31,887
JNL/Mellon Capital Management S&P 500 Index Fund (11.8%) (a)	14,964	158,466
JNL/Mellon Capital Management Small Cap Index Fund (2.3%) (a)	1,303	16,437
JNL/PIMCO Real Return Fund (1.4%) (a)	2,042	24,625

Total Investment Companies (cost $324,940)		376,153

Total Investments - 100.0% (cost $324,940)		376,153
Other Assets and Liabilities, Net - (0.0% )		(61)

Total Net Assets - 100.0%		$ 376,092

JNL/S&P Disciplined Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Goldman Sachs Emerging Markets Debt Fund (0.4%) (a)	198 $	2,701
JNL/Mellon Capital Management 25 Fund (1.5%) (a)	649	8,112
JNL/Mellon Capital Management Bond Index Fund (0.4%) (a)	465	5,453
JNL/Mellon Capital Management International Index Fund (3.1%) (a)	2,669	33,316
JNL/Mellon Capital Management JNL Optimized 5 Fund (2.4%) (a)	1,324	11,768
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (1.7%) (a)	833	11,553
JNL/Mellon Capital Management S&P 500 Index Fund (4.1%) (a)	5,240	55,487
JNL/Mellon Capital Management Small Cap Index Fund (0.7%) (a)	402	5,069

	Shares/Par (p)	Value
JNL/PIMCO Real Return Fund (0.2%) (a)	335	4,039

Total Investment Companies (cost $117,474)		137,498

Total Investments - 100.0% (cost $117,474)		137,498
Other Assets and Liabilities, Net -(0.0% )		(22)

Total Net Assets - 100.0%		$ 137,476

JNL/S&P Competitive Advantage Fund

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 29.4%
Apollo Group Inc. - Class A (c)	282	$11,122
Best Buy Co. Inc.	222	7,617
DeVry Inc.	223	10,700
Family Dollar Stores Inc.	193	9,574
Gap Inc.	444	9,837
RadioShack Corp.	514	9,512
Ross Stores Inc.	146	9,252
Starbucks Corp.	316	10,144
TJX Cos. Inc.	212	9,414

		87,172

CONSUMER STAPLES - 3.2%
Sysco Corp.	327	9,615

ENERGY - 3.3%
Southwestern Energy Co. (c)	262	9,813

FINANCIALS - 3.6%
Federated Investors Inc. - Class B (e)	404	10,570

HEALTH CARE - 10.0%
Eli Lilly & Co.	285	9,970
Gilead Sciences Inc. (c)	262	9,509
Varian Medical Systems Inc. (c)	145	10,079

		29,558

INDUSTRIALS - 10.3%
Lockheed Martin Corp.	141	9,841
Rockwell Collins Inc.	171	9,953
WW Grainger Inc.	77	10,587

		30,381

INFORMATION TECHNOLOGY - 32.9%
Apple Inc. (c)	31	9,929
Intel Corp.	449	9,451
International Business Machines Corp.	68	9,936
Lexmark International Inc. - Class A (c)	262	9,120
MasterCard Inc. - Class A	40	8,975
Microsoft Corp.	380	10,606
Paychex Inc.	336	10,372
Teradata Corp. (c)	235	9,683
Texas Instruments Inc.	299	9,701
Western Digital Corp. (c)	283	9,605

		97,378

MATERIALS - 7.1%
Ecolab Inc.	200	10,100
Sherwin-Williams Co.	130	10,912

		21,012

Total Common Stocks (cost $279,029)		295,499

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 3.5%

Investment Company - 0.2%
JNL Money Market Fund, 0.08% (a) (h)	613	613
Securities Lending Collateral 3.3%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	9,324	9,324
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	400	393

		9,717

Total Short Term Investments (cost $10,337)		10,330

Total Investments - 103.3% (cost $289,366)		305,829
Other Assets and Liabilities, Net - (3.3%)		(9,738)

Total Net Assets - 100.0%		$296,091

JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 10.0%
Home Depot Inc.	460	$16,127
McDonald’s Corp.	178	13,627
VF Corp. (e)	168	14,452

		44,206

CONSUMER STAPLES - 9.6%
Clorox Co.	223	14,142
Kimberly-Clark Corp.	223	14,070
Sysco Corp.	476	13,995

		42,207

ENERGY - 10.4%
Chevron Corp.	172	15,661
Exxon Mobil Corp.	200	14,610
Marathon Oil Corp.	415	15,375

		45,646

FINANCIALS - 10.3%
Kimco Realty Corp.	834	15,049
M&T Bank Corp.	181	15,719
Public Storage	143	14,502

		45,270

HEALTH CARE - 10.0%
Bristol-Myers Squibb Co.	551	14,581
Merck & Co. Inc.	403	14,532
Pfizer Inc.	848	14,847

		43,960

INDUSTRIALS - 9.8%
Lockheed Martin Corp.	203	14,193
Pitney Bowes Inc.	633	15,316
Raytheon Co.	299	13,841

		43,350

INFORMATION TECHNOLOGY - 9.9%
Automatic Data Processing Inc.	312	14,432
Intel Corp.	654	13,756
Microsoft Corp.	551	15,391

		43,579

MATERIALS - 9.9%
Air Products & Chemicals Inc.	160	14,570

	Shares/Par (p)	Value
PPG Industries Inc.	177	14,895
Praxair Inc.	151	14,416

		43,881

TELECOMMUNICATION SERVICES - 10.2%
AT&T Inc.	500	14,694
CenturyLink Inc. (e)	323	14,926
Verizon Communications Inc.	434	15,533

		45,153

UTILITIES - 9.6%
Consolidated Edison Inc.	286	14,156
PPL Corp.	547	14,397
Southern Co.	366	14,000

		42,553

Total Common Stocks (cost $402,064)		439,805

SHORT TERM INVESTMENTS - 5.6%
Investment Company - 1.1%
JNL Money Market Fund, 0.08% (a) (h)	5,012	5,012
Securities Lending Collateral 4.5%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	19,295	19,295
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	481	473

		19,768

Total Short Term Investments (cost $24,788)		24,780

Total Investments - 105.3% (cost $426,852)		464,585
Other Assets and Liabilities, Net-(5.3%)		(23,493)
Total Net Assets - 100.0%		$441,092

JNL/S&P Intrinsic Value Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 16.9%
GameStop Corp.- Class A (c)	512	$11,712
H&R Block Inc. (e)	810	9,651
RadioShack Corp.	553	10,221
VF Corp.	123	10,605
Washington Post Co. - Class B (e)	27	11,886

		54,075

HEALTH CARE - 36.5%
Abbott Laboratories	219	10,507
Aetna Inc.	340	10,384
AmerisourceBergen Corp.	327	11,158
Amgen Inc. (c)	194	10,627
Cardinal Health Inc.	283	10,860
CIGNA Corp.	274	10,036
Humana Inc. (c)	180	9,843
Medtronic Inc.	301	11,159
Quest Diagnostics Inc.	205	11,039
UnitedHealth Group Inc.	276	9,964
Zimmer Holdings Inc. (c)	205	10,992

		116,569

INDUSTRIALS - 13.3%
General Dynamics Corp.	154	10,950
L-3 Communications Holdings Inc.	145	10,223
Pitney Bowes Inc.	465	11,239

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Raytheon Co.	221	10,220

		42,632
INFORMATION TECHNOLOGY - 19.9%
Dell Inc. (c)	772	10,454
Fiserv Inc. (c)	184	10,799
Harris Corp.	231	10,444
Microsoft Corp.	405	11,294
Symantec Corp. (c)	607	10,164
Total System Services Inc. (e)	676	10,396

		63,551
MATERIALS - 6.6%
Ball Corp.	155	10,535
MeadWestvaco Corp.	411	10,741

		21,276
TELECOMMUNICATION SERVICES - 3.6%
Verizon Communications Inc.	319	11,399
UTILITIES - 3.2%
Entergy Corp.	143	10,141

Total Common Stocks (cost $314,799)		319,643

SHORT TERM INVESTMENTS - 4.8%
Investment Company - 0.4%
JNL Money Market Fund, 0.08% (a) (h)	1,339	1,339
Securities Lending Collateral 4.4%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	13,666	13,666
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	517	509

		14,175

Total Short Term Investments (cost $15,522)		15,514

Total Investments - 104.8% (cost $330,321)		335,157

Other Assets and Liabilities, Net - (4.8%)		(15,440)

Total Net Assets - 100.0%		$319,717

JNL/S&P Total Yield Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 26.1%
DR Horton Inc.	871	$10,389
Gannett Co. Inc.	667	10,065
Gap Inc.	409	9,066
H&R Block Inc.	695	8,277
Limited Brands Inc.	260	7,986
O’Reilly Automotive Inc. (c)	145	8,783
RadioShack Corp.	474	8,767
Washington Post Co. - Class B (e)	23	10,193

		73,526
CONSUMER STAPLES - 3.3%
SUPERVALU Inc.	968	9,317
ENERGY - 3.5%
ConocoPhillips	145	9,897
FINANCIALS - 33.7%
American Express Co.	200	8,581
Bank of America Corp.	791	10,546
Capital One Financial Corp.	232	9,891

	Shares/Par (p)	Value
Chubb Corp.	153	9,150
Citigroup Inc. (c)	2,060	9,743
Goldman Sachs Group Inc.	55	9,314
JPMorgan Chase & Co.	231	9,818
Legg Mason Inc.	265	9,618
State Street Corp.	200	9,276
Vornado Realty Trust	107	8,935

		94,872
HEALTH CARE - 6.4%
Biogen Idec Inc. (c)	137	9,168
WellPoint Inc. (c)	157	8,923

		18,091
INDUSTRIALS - 13.3%
General Electric Co.	552	10,103
L-3 Communications Holdings Inc.	124	8,768
Northrop Grumman Corp.	142	9,187
Textron Inc.	391	9,247

		37,305
INFORMATION TECHNOLOGY - 3.3%
Fiserv Inc. (c)	158	9,262
MATERIALS - 3.3%
MeadWestvaco Corp.	352	9,211
TELECOMMUNICATION SERVICES - 7.0%
Sprint Nextel Corp. (c)	2,314	9,787
Verizon Communications Inc.	273	9,775

		19,562

Total Common Stocks (cost $271,555)		$ 281,043

SHORT TERM INVESTMENTS - 3.6%
Investment Company - 0.2%
JNL Money Market Fund, 0.08% (a) (h)	518	518
Securities Lending Collateral 3.4%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	8,344	8,344
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	1,207	1,187

		9,531

Total Short Term Investments (cost $10,069)		10,049

Total Investments - 103.5% (cost $281,624)		291,092

Other Assets and Liabilities, Net - (3.5%)		(9,890)

Total Net Assets - 100.0%		$ 281,202

JNL/S&P 4 Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/S&P Competitive Advantage Fund (70.0%) (a)	19,369	$207,247
JNL/S&P Dividend Income & Growth Fund (48.3%) (a)	21,826	213,020
JNL/S&P Intrinsic Value Fund (65.5%) (a)	21,026	209,632
JNL/S&P Total Yield Fund (76.1%) (a)	21,981	214,095

Total Investment Companies (cost $697,160)		843,994

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value

Total Investments - 100.0% (cost $697,160)		843,994
Other Assets and Liabilities, Net - (0.0% )		(49)

Total Net Assets - 100.0%		$ 843,945

JNL/Select Balanced Fund * (x)
COMMON STOCKS - 66.1%
CONSUMER DISCRETIONARY - 5.1%
Comcast Corp. - Class A	613	$13,462
Lowe’s Cos. Inc.	417	10,466
News Corp. - Class A	673	9,796
Staples Inc.	454	10,342
Other Securities		21,354

		65,420
CONSUMER STAPLES - 5.0%.
CVS Caremark Corp.	235	8,181
PepsiCo Inc.	236	15,385
Philip Morris International Inc.	206	12,034
Procter & Gamble Co.	138	8,877
Unilever NV - NYS	290	9,109
Wal-Mart Stores Inc.	143	7,734
Other Securities		3,408

		64,728
ENERGY - 9.6%
Anadarko Petroleum Corp.	193	14,706
Baker Hughes Inc.	193	11,051
Chevron Corp.	353	32,220
Exxon Mobil Corp.	462	33,745
Occidental Petroleum Corp.	119	11,684
Other Securities		20,680

		124,086
FINANCIALS - 11.5%
ACE Ltd.	227	14,118
Bank of America Corp.	841	11,216
Goldman Sachs Group Inc.	34	5,768
JPMorgan Chase & Co.	614	26,050
MetLife Inc.	330	14,683
PNC Financial Services Group Inc.	195	11,853
Wells Fargo & Co.	1,034	32,056
Other Securities		33,182

		148,926
HEALTH CARE - 8.2%
Cardinal Health Inc.	249	9,528
Eli Lilly & Co.	443	15,537
Johnson & Johnson	258	15,945
Medtronic Inc.	335	12,421
Merck & Co. Inc.	548	19,764
Pfizer Inc.	1,500	26,258
Other Securities		6,858

		106,311
INDUSTRIALS - 8.9%
Cooper Industries Plc	194	11,326
Deere & Co.	133	11,021
General Dynamics Corp.	146	10,360
General Electric Co.	662	12,104
Pentair Inc.	281	10,270
Siemens AG - ADR	82	10,139
United Parcel Service Inc. - Class B	126	9,152

	Shares/Par (p)	Value
Other Securities		40,696

		115,068
INFORMATION TECHNOLOGY - 9.0%
Accenture Plc - Class A	208	10,066
Analog Devices Inc.	230	8,656
Automatic Data Processing Inc.	194	8,997
Cisco Systems Inc. (c)	443	8,956
International Business Machines Corp.	161	23,614
Microsoft Corp.	466	13,013
QUALCOMM Inc.	200	9,883
Other Securities		33,064

		116,249
MATERIALS - 3.1%
Dow Chemical Co.	268	9,143
Other Securities		30,130

		39,273
TELECOMMUNICATION SERVICES - 2.5%
AT&T Inc.	1,105	32,468
UTILITIES - 3.2%
Dominion Resources Inc. (e)	231	9,868
Exelon Corp.	239	9,952
PG&E Corp.	189	9,023
Other Securities		12,538

Total Common Stocks (cost $743,676)		41,381

		853,910

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.1%
Banc of America Commercial Mortgage Inc. REMIC
5.12%, 07/11/43	$750	773
5.74%, 05/10/45 (i)	350	383
5.20%, 09/10/47 (i)	1,200	1,289
Bank of America-First Union NB Commercial Mortgage REMIC, 5.46%, 04/11/37	440	445
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.72%, 09/11/38 (i)	540	589
5.54%, 10/12/41	545	587
Other Securities		10,655

Total Non-U.S. Government Agency Asset-Backed Securities (cost $14,116)		14,721

CORPORATE BONDS AND NOTES - 9.8%

CONSUMER DISCRETIONARY - 0.8%
Comcast Corp.
6.50%, 01/15/17 (e)	750	865
6.55%, 07/01/39	375	408
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	492
Staples Inc., 9.75%, 01/15/14 (l)	335	406
Other Securities		8,695

		10,866
CONSUMER STAPLES - 0.7%
CVS Caremark Corp.
6.13%, 08/15/16	400	454
5.75%, 06/01/17	245	273
PepsiCo Inc., 3.13%, 11/01/20	1,800	1,692
Wal-Mart Stores Inc., 3.63%, 07/08/20	2,300	2,238
Other Securities		4,254

		8,911

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
ENERGY - 0.4%
Occidental Petroleum Corp., 4.10%, 02/01/21	941	956
Other Securities		4,410

		5,366

FINANCIALS - 5.5%
Bank of America Corp.
6.50%, 08/01/16	2,000	2,170
5.42%, 03/15/17	700	694
7.63%, 06/01/19	800	921
General Electric Capital Corp.
3.00%, 12/09/11	5,000	5,120
5.88%, 02/15/12	1,000	1,052
5.90%, 05/13/14	250	277
2.25%, 11/09/15	1,000	961
5.63%, 09/15/17 (e)	1,700	1,864
Goldman Sachs Group Inc.
1.63%, 07/15/11	4,000	4,029
5.35%, 01/15/16	1,700	1,826
5.63%, 01/15/17	1,350	1,428
JPMorgan Chase & Co.
3.70%, 01/20/15	600	621
3.40%, 06/24/15	1,800	1,836
6.30%, 04/23/19	475	541
6.40%, 05/15/38 (e)	425	482
MetLife Global Funding I Inc., 2.50%, 09/29/15 (r)	1,200	1,183
Wachovia Corp.
5.25%, 08/01/14	500	533
5.75%, 06/15/17	1,500	1,661
Wells Fargo & Co., 3.75%, 10/01/14 (e)	575	600
Other Securities		43,538

		71,337

HEALTH CARE - 0.5%
Schering-Plough, 5.30%, 12/01/13 (l)	450	500
Merck & Co. Inc., 4.00%, 06/30/15	370	397
Pfizer Inc., 6.20%, 03/15/19	700	820
Other Securities		4,243

		5,960

INDUSTRIALS - 0.3%
Deere & Co., 4.38%, 10/16/19	185	193
United Parcel Service Inc., 4.88%, 11/15/40 (e)	370	358
Other Securities		3,932

		4,483

INFORMATION TECHNOLOGY - 0.5%
Cisco Systems Inc., 4.45%, 01/15/20	500	524
International Business Machines Corp., 2.00%, 01/05/16	1,300	1,271
Microsoft Corp., 4.50%, 10/01/40 (e)	650	609
Other Securities		3,463

		5,867

MATERIALS - 0.0%
Other Securities		222

TELECOMMUNICATION SERVICES - 0.4%
AT&T Inc.
2.50%, 08/15/15	500	498
6.45%, 06/15/34	480	509
6.80%, 05/15/36	150	166
Other Securities		3,525

		4,698

	Shares/Par (p)	Value
UTILITIES - 0.7%
Other Securities		8,673

Total Corporate Bonds and Notes (cost $123,005)		126,383

GOVERNMENT AND AGENCY OBLIGATIONS - 19.0%
GOVERNMENT SECURITIES - 7.7%
Federal Home Loan Mortgage Corp. - 0.4% (w)
Federal Home Loan Mortgage Corp., 3.50%, 05/29/13	5,000	5,311
MUNICIPALS - 0.7%
Other Securities		9,377
SOVEREIGN - 0.5%
Other Securities		5,981
U.S. TREASURY SECURITIES - 6.1%
U.S. Treasury Bond
4.25%, 05/15/39	1,000	985
4.38%, 11/15/39	2,438	2,451
4.63%, 02/15/40	5,100	5,342
U.S. Treasury Note
0.88%, 04/30/11	6,100	6,114
1.00%, 09/30/11	15,500	15,584
4.50%, 03/31/12 (e)	2,225	2,339
1.38%, 05/15/12	13,000	13,173
4.75%, 05/31/12	2,000	2,122
3.13%, 09/30/13	2,500	2,652
1.88%, 02/28/14	2,000	2,048
1.75%, 07/31/15	7,000	6,978
1.25%, 10/31/15, TBA (g)	5,000	4,839
3.88%, 05/15/18	1,000	1,076
3.63%, 02/15/20	12,915	13,403

		79,106

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 11.3%
Federal Home Loan Mortgage Corp. - 2.9%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17	84	91
6.50%, 11/01/17	34	37
4.50%, 05/01/18	60	63
4.50%, 09/01/18	88	93
4.50%, 11/01/18	57	60
4.50%, 11/01/18	127	134
4.50%, 03/01/19	496	523
7.00%, 11/01/30	98	112
7.00%, 06/01/31	28	32
7.00%, 10/01/32	48	55
6.00%, 07/01/35	225	245
6.00%, 01/01/36	927	1,011
6.00%, 03/01/37	90	98
6.00%, 09/01/37	1,089	1,197
4.50%, 04/01/38	58	59
4.50%, 09/01/38	52	53
4.50%, 02/01/39	712	731
4.50%, 02/01/39	4,843	4,976
4.50%, 03/01/39	2,948	3,024
6.00%, 12/01/39	642	697
6.00%, 12/01/39	155	168
6.00%, 12/01/39	1,158	1,262
4.00%, 01/15/41, TBA (g)	23,500	23,327

		38,048
Federal National Mortgage Association - 8.0%
Federal National Mortgage Association
6.00%, 01/01/18	29	32
4.88%, 09/01/19	99	105
4.21%, 11/01/19	30	30

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
3.74%, 07/01/20	249	246
4.04%, 07/01/20	100	100
4.21%, 07/01/20	249	253
4.21%, 07/01/20	249	253
3.75%, 08/01/20	149	147
3.99%, 08/01/20	249	249
4.03%, 08/01/20	100	100
3.43%, 09/01/20	150	144
3.54%, 09/01/20	25	24
3.55%, 09/01/20	249	242
3.56%, 09/01/20	58	56
3.59%, 09/01/20	130	126
3.61%, 09/01/20	15	15
3.65%, 09/01/20	25	24
3.68%, 09/01/20	56	55
3.68%, 09/01/20	110	108
3.68%, 09/01/20	35	34
3.69%, 09/01/20	50	49
3.70%, 09/01/20	40	39
3.73%, 09/01/20	50	49
3.74%, 09/01/20	25	25
3.81%, 09/01/20	50	49
3.83%, 09/01/20	25	25
3.93%, 09/01/20	199	199
3.50%, 10/01/20	50	48
3.66%, 10/01/20	125	122
3.74%, 10/01/20	50	49
3.50%, 01/15/26, TBA (g)	6,500	6,545
5.00%, 06/01/28	308	324
5.00%, 07/01/28	235	247
7.50%, 09/01/29	29	34
7.00%, 10/01/33	178	203
4.50%, 11/01/33	142	146
4.50%, 12/01/33	265	274
4.50%, 09/01/35	546	564
4.50%, 09/01/35	196	202
6.00%, 11/01/37	626	683
5.50%, 03/01/38	4,434	4,747
5.00%, 04/01/38	7,628	8,026
6.00%, 09/01/38	123	134
5.50%, 11/01/38	2,570	2,752
4.50%, 02/01/39	6,523	6,703
4.50%, 02/01/39	643	661
4.50%, 03/01/39	1,891	1,943
4.50%, 03/01/39	6,110	6,278
5.50%, 06/01/39	1,747	1,874
5.00%, 06/01/40	543	571
5.00%, 06/01/40	562	591
5.00%, 06/01/40	297	312
5.00%, 07/01/40	299	314
5.00%, 07/01/40	1,286	1,353
5.00%, 08/01/40	493	519
3.50%, 01/15/41, TBA (g)	9,500	9,072
5.00%, 01/15/41, TBA (g)	12,000	12,615
5.50%, 01/15/41, TBA (g)	14,000	14,978
6.00%, 01/15/41, TBA (g)	9,000	9,782
6.50%, 01/15/41, TBA (g)	6,500	7,223

		102,667
Government National Mortgage Association - 0.4%
Other Securities		4,968

Total Government and Agency Obligations (cost $244,518)		245,458

SHORT TERM INVESTMENTS - 12.0%
Investment Company - 10.1%
JNL Money Market Fund, 0.08% (a) (h)	130,095	130,095

	Shares/Par (p)	Value
Securities Lending Collateral 1.9%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	21,829	21,829
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	2,097	2,062

		23,891

Total Short Term Investments (cost $154,021)		153,986

Total Investments - 108.0% (cost $1,279,336)		1,394,458
Other Assets and Liabilities, Net - (8.0%)		(103,255)

Total Net Assets - 100.0%		$1,291,203

JNL/Select Money Market Fund
CORPORATE BONDS AND NOTES - 4.2%
FINANCIALS - 4.2%
Bank of America Bank Note, 0.30%, 03/08/11	$8,000	$8,000
Goldman Sachs Group Inc.
5.00%, 01/15/11	4,500	4,508
6.88%, 01/15/11	4,500	4,511
National Australia Bank Ltd., 0.29%, 01/27/11 (i) (r)	7,800	7,800
Wachovia Corp., 5.35%, 03/15/11	2,250	2,273
Wells Fargo & Co., 0.74%, 01/24/11 (i)	3,000	3,001

Total Corporate Bonds and Notes (cost $30,093)		30,093

SHORT TERM INVESTMENTS - 95.8%
Certificates of Deposit 28.0%
Bank of Montreal
0.35%, 10/26/11	10,000	10,000
0.33%, 05/31/11	8,000	8,000
Bank of Nova Scotia
0.79%, 05/12/11 (i)	2,850	2,856
0.35%, 06/27/11	3,700	3,700
0.30%, 02/25/11	9,200	9,200
Barclays Bank Plc
0.76%, 10/25/11	7,500	7,500
0.46%, 02/11/11	7,500	7,500
0.60%, 07/01/11	2,000	2,000
BNP Paribas
0.38%, 04/08/11	5,000	5,000
0.50%, 01/11/11	8,400	8,400
Citibank NA
0.36%, 03/23/11	4,500	4,500
0.28%, 01/10/11	10,100	10,100
0.26%, 02/22/11	3,300	3,300
Credit Agricole SA
0.50%, 03/03/11	5,900	5,900
0.32%, 01/25/11	5,800	5,800
DnB NOR Bank ASA
0.35%, 11/07/11 (i)	4,000	4,000
0.48%, 11/22/11	3,800	3,800
0.35%, 02/16/11	8,200	8,200
Nordea Bank Finland Plc, 0.33%, 02/28/11	8,700	8,700
Rabobank Nederland NV
0.33%, 11/07/11 (i)	4,000	4,000
0.33%, 03/08/11	5,100	5,100
Royal Bank of Canada, 0.26%, 02/24/11	8,800	8,800
Royal Bank of Scotland Plc
0.49%, 03/01/11	7,800	7,800
0.33%, 01/21/11	5,800	5,800
Societe Generale NY, 0.40%, 03/15/11	7,800	7,800

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Svenska Handels NY
0.30%, 04/15/11	7,400	7,400
0.26%, 01/05/11	7,700	7,700
Toronto-Dominion Bank NY
0.33%, 10/28/11 (i)	5,500	5,500
0.32%, 05/24/11	5,900	5,900
UBS AG Stamford
0.53%, 07/15/11	1,500	1,500
0.51%, 11/23/11 (i)	4,700	4,700
0.34%, 03/02/11	9,200	9,200

		199,656

Commercial Paper 21.0%
Bank of America NA
0.30%, 01/11/11	8,000	7,999
0.25%, 01/28/11	4,200	4,199
Cargill Inc.
0.24%, 01/04/11	8,000	8,000
0.24%, 01/11/11	3,000	3,000
Chariot Funding LLC
0.24%, 01/18/11 (r)	4,100	4,099
0.26%, 02/17/11 (r)	4,300	4,298
Ciesco LLC
0.27%, 02/08/11 (r)	5,000	4,999
0.27%, 03/07/11 (r)	5,900	5,897
CRC Funding LLC, 0.30%, 01/10/11 (r)	7,000	6,999
Falcon Asset Securitization Co. LLC
0.25%, 01/04/11 (r)	5,700	5,700
0.23%, 01/13/11 (r)	3,000	3,000
0.25%, 01/19/11 (r)	2,200	2,200
General Electric Capital Corp.
0.26%, 04/04/11	3,000	2,998
0.32%, 06/14/11	14,300	14,279
Johnson & Johnson, 0.15%, 01/04/11 (r)	7,300	7,300
Jupiter Securitization Corp., 0.25%,
01/12/11 (r)	8,000	7,999
Market Street Funding
0.30%, 01/11/11	3,000	3,000
0.27%, 03/04/11 (r)	5,800	5,797
0.29%, 01/10/11 (r)	3,000	3,000
New York Life Capital, 0.24%, 01/06/11	3,000	3,000
Old Line Funding LLC
0.23%, 01/07/11 (r)	4,800	4,800
0.26%, 03/15/11 (r)	4,000	3,998
Procter & Gamble Co., 0.25%, 04/06/11 (r)	6,400	6,396
Toyota Motor Credit Corp.
0.22%, 01/19/11	6,600	6,599
0.31%, 04/01/11 (r)	8,500	8,493
Windmill Funding LLC
0.26%, 01/06/11 (r)	8,600	8,600
0.26%, 01/18/11 (r)	1,900	1,900
0.25%, 01/24/11 (r)	1,300	1,300

		149,849

Federal Home Loan Bank 5.2% (w)
Federal Home Loan Bank
0.34%, 02/16/11	2,200	2,199
0.40%, 12/12/11	15,000	14,999
0.41%, 12/12/11	8,000	8,000
0.45%, 12/16/11 - 12/23/11	11,995	11,995

		37,193

Federal Home Loan Mortgage Corp. 2.1% (w)
Federal Home Loan Mortgage Corp.
0.31%, 01/10/11	2,000	2,000
0.33%, 01/10/11	3,595	3,595
0.37%, 02/18/11	1,000	1,000

	Shares/Par (p)	Value
0.27%, 03/01/11	8,000	7,996

		14,591

Federal National Mortgage Association 2.8% (w)
Federal National Mortgage Association
0.25%, 01/05/11	6,700	6,700
0.33%, 01/18/11	7,700	7,699
0.36%, 02/14/11	5,400	5,397

		19,796

Investment Company 0.0%
JPMorgan Prime Money Market Fund, 0.06% (h)	77	77

Repurchase Agreements 36.7%
Repurchase Agreement with Bank of America Securities, 0.20% (Collateralized by $96,027 Federal Home Loan Mortgage Corp., 5.00%, due 07/01/35, value $96,409, $45,206 Federal National Mortgage Association, 4.50%, due 09/01/40, value $45,371) acquired on 12/31/2010, due 01/03/2011 at $139,002	$139,000	139,000
Repurchase Agreement with UBS Securities, 0.20% (Collateralized by $125,057 Federal Home Loan Mortgage Corp., 3.50% - 4.00%, due 06/01/25 - 12/01/40, value $125,460) acquired on 12/31/2010, due 01/03/2011 at $123,002	123,000	123,000

		262,000

Total Short Term Investments (cost $683,162)		683,162

Total Investments - 100.0% (cost $713,255)		713,255
Other Assets and Liabilities, Net - (0.0% )		(3)

Total Net Assets - 100.0%		$713,252

JNL/Select Value Fund * (x)

COMMON STOCKS - 97.8%

CONSUMER DISCRETIONARY - 11.0%
Comcast Corp. - Class A	814	$17,891
Home Depot Inc.	357	12,513
Kohl’s Corp. (c)	298	16,166
Mattel Inc.	497	12,636
Stanley Black & Decker Inc.	319	21,298
Target Corp.	234	14,064
Other Securities		32,969

		127,537

CONSUMER STAPLES - 7.3%
CVS Caremark Corp.	438	15,215
Kraft Foods Inc. - Class A	447	14,079
Molson Coors Brewing Co. - Class B	221	11,082
PepsiCo Inc.	195	12,726
Philip Morris International Inc.	225	13,140
Sysco Corp.	453	13,330
Other Securities		5,025

		84,597

ENERGY - 12.7%
Apache Corp.	119	14,141
Baker Hughes Inc.	258	14,750
Chevron Corp.	371	33,845
ConocoPhillips	235	15,990

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Exxon Mobil Corp.	220	16,057
Marathon Oil Corp.	312	11,561
Occidental Petroleum Corp.	255	24,966
Other Securities		14,861

		146,171

FINANCIALS - 23.1%
ACE Ltd.	360	22,410
Bank of America Corp.	1,182	15,761
Bank of New York Mellon Corp.	404	12,196
BlackRock Inc.	68	12,864
Chubb Corp.	233	13,908
Goldman Sachs Group Inc.	117	19,691
JPMorgan Chase & Co.	818	34,683
Marsh & McLennan Cos. Inc.	608	16,623
PNC Financial Services Group Inc.	392	23,820
U.S. Bancorp	423	11,416
Unum Group	512	12,401
Wells Fargo & Co.	1,310	40,600
Other Securities		30,094

		266,467

HEALTH CARE - 11.1%
Amgen Inc. (c)	216	11,842
Baxter International Inc.	224	11,314
Johnson & Johnson	182	11,226
Merck & Co. Inc.	357	12,866
Pfizer Inc.	1,546	27,067
Teva Pharmaceutical Industries Ltd. - ADR (e)	272	14,179
UnitedHealth Group Inc.	350	12,639
Other Securities		27,089

		128,222

INDUSTRIALS - 11.1%
General Electric Co.	1,416	25,902
Illinois Tool Works Inc.	232	12,410
Ingersoll-Rand Plc	435	20,498
Textron Inc. (e)	496	11,721
Tyco International Ltd.	400	16,576
Other Securities		41,305

		128,412

INFORMATION TECHNOLOGY - 9.4%
Analog Devices Inc.	331	12,473
Cisco Systems Inc. (c)	652	13,194
Intel Corp.	729	15,335
Microsoft Corp.	615	17,157
Xilinx Inc. (e)	465	13,484
Other Securities		36,946

		108,589
MATERIALS - 6.2%
Dow Chemical Co.	389	13,263
EI Du Pont de Nemours & Co.	229	11,423
Mosaic Co.	157	11,988
Steel Dynamics Inc.	803	14,693
Other Securities		19,955

		71,322

TELECOMMUNICATION SERVICES - 2.8%
AT&T Inc.	1,104	32,445

UTILITIES - 3.1%
Entergy Corp.	157	11,092
Other Securities		24,191

		35,283

Total Common Stocks (cost $980,095)		1,129,045

	Shares/Par (p)	Value

SHORT TERM INVESTMENTS - 2.7%

Investment Company - 2.3%
JNL Money Market Fund, 0.08% (a) (h)	26,760	26,760
Securities Lending Collateral 0.4%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	4,560	4,560
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	344	338

		4,898

Total Short Term Investments (cost $31,664)		31,658

Total Investments - 100.5% (cost $1,011,759)		1,160,703

Other Assets and Liabilities, Net - (0.5%)		(5,378)

Total Net Assets - 100.0%		$1,155,325

JNL/T.Rowe Price Established Growth Fund * (x)

COMMON STOCKS - 98.8%

CONSUMER DISCRETIONARY - 18.7%
Amazon.com Inc. (c)	350	$62,964
Coach Inc.	359	19,856
Marriott International Inc. - Class A	415	17,247
Nike Inc. - Class B	172	14,692
Priceline.com Inc. (c)	34	13,551
Starbucks Corp.	678	21,775
Starwood Hotels & Resorts Worldwide Inc.	205	12,466
Walt Disney Co.	381	14,280
Other Securities		105,274

		282,105

CONSUMER STAPLES - 2.4%
Costco Wholesale Corp.	161	11,604
Other Securities		24,057

		35,661

ENERGY - 8.7%
Cameron International Corp. (c)	240	12,155
EOG Resources Inc.	163	14,909
FMC Technologies Inc. (c)	130	11,532
Occidental Petroleum Corp.	170	16,716
Peabody Energy Corp.	168	10,762
Schlumberger Ltd.	327	27,288
Suncor Energy Inc.	407	15,580
Other Securities		22,820

		131,762

FINANCIALS - 7.3%
American Express Co.	450	19,327
Franklin Resources Inc.	194	21,564
IntercontinentalExchange Inc. (c)	104	12,392
Invesco Ltd.	580	13,947
JPMorgan Chase & Co.	449	19,051
Other Securities		24,529

		110,810

HEALTH CARE - 6.1%
Express Scripts Inc. (c)	498	26,895
McKesson Corp.	215	15,097
Other Securities		49,878

		91,870

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
INDUSTRIALS - 15.2%
3M Co.	157	13,515
Danaher Corp.	951	44,845
Emerson Electric Co.	249	14,247
Expeditors International Washington Inc.	233	12,727
Fastenal Co. (e)	251	15,031
FedEx Corp.	291	27,047
Precision Castparts Corp.	130	18,125
Union Pacific Corp.	154	14,270
United Parcel Service Inc. - Class B	199	14,451
Other Securities		56,361

		230,619

INFORMATION TECHNOLOGY - 31.2%
Accenture Plc - Class A	307	14,896
Apple Inc. (c)	348	112,089
Baidu.com - ADR (c)	292	28,158
Broadcom Corp. - Class A	372	16,201
Corning Inc.	1,043	20,141
Dolby Laboratories Inc. - Class A (c) (e)	222	14,804
eBay Inc. (c)	473	13,155
Google Inc. - Class A (c)	132	78,107
Juniper Networks Inc. (c)	553	20,413
MasterCard Inc. - Class A	78	17,548
QUALCOMM Inc.	614	30,402
Tencent Holdings Ltd.	539	11,712
Visa Inc. - Class A	412	29,018
Other Securities		64,860

		471,504

MATERIALS - 5.4%
BHP Billiton Ltd. (e)	312	14,424
Freeport-McMoRan Copper & Gold Inc.	99	11,913
Praxair Inc.	348	33,204
Other Securities		21,724

		81,265

TELECOMMUNICATION SERVICES - 3.8%
American Tower Corp. - Class A (c)	473	24,411
Crown Castle International Corp. (c)	753	32,996

		57,407

Total Common Stocks (cost $1,155,560)		1,493,003

PREFERRED STOCKS - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Other Securities		3,407

Total Preferred Stocks (cost $3,407)		3,407

SHORT TERM INVESTMENTS - 2.8%
Investment Companies - 1.4%
JNL Money Market Fund, 0.08% (a) (h)	250	250
T. Rowe Price Reserves Investment Fund, 0.27% (a) (h)	21,210	21,210
Securities Lending Collateral 1.4%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	18,620	18,620
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	2,778	2,732

		21,351

Total Short Term Investments (cost $42,858)		42,812

	Shares/Par (p)	Value
Total Investments - 101.8% (cost $1,201,825)		1,539,222
Other Assets and Liabilities, Net - (1.8%)		(27,593)

Total Net Assets - 100.0%		$1,511,629

JNL/T.Rowe Price Mid-Cap Growth Fund * (x)

COMMON STOCKS - 95.5%

CONSUMER DISCRETIONARY - 14.8%
Cablevision Systems Corp. - Class A	405	$13,705
Carmax Inc. (c)	499	15,908
Chipotle Mexican Grill Inc. - Class A (c)	83	17,651
Discovery Communications Inc. - Class A (c)	205	8,548
Discovery Communications Inc. - Class C (c)	237	8,696
Dollar General Corp. (c) (e)	538	16,500
Expedia Inc.	549	13,774
Lamar Advertising Co. - Class A (c)	405	16,135
Liberty Media Corp. - Starz (c)	104	6,914
Liberty Media Corp. - Interactive (c)	617	9,730
Marriott International Inc. - Class A	413	17,156
O’Reilly Automotive Inc. (c)	218	13,172
Other Securities		49,709

		207,598

CONSUMER STAPLES - 1.7%
Shoppers Drug Mart Corp. (e)	308	12,245
Whole Foods Market Inc. (c)	241	12,192

		24,437

ENERGY - 9.2%
Consol Energy Inc.	326	15,889
FMC Technologies Inc. (c)	157	13,959
McDermott International Inc. (c)	835	17,276
Range Resources Corp.	309	13,899
Other Securities		67,924

		128,947

FINANCIALS - 7.8%
MSCI Inc. - Class A (c)	329	12,818
Other Securities		96,227

		109,045

HEALTH CARE - 15.6%
Cephalon Inc. (c)	208	12,838
Community Health Systems Inc. (c)	378	14,126
Covance Inc. (c)	277	14,241
CR Bard Inc.	138	12,664
Edwards Lifesciences Corp. (c)	173	13,985
Henry Schein Inc. (c)	224	13,751
Illumina Inc. (c) (e)	193	12,225
Waters Corp. (c)	173	13,444
Other Securities		112,122

		219,396

INDUSTRIALS - 17.7%
AMETEK Inc.	594	23,315
Fastenal Co. (e)	266	15,936
Gardner Denver Inc.	239	16,448
Hertz Global Holdings Inc. (c) (e)	1,104	15,997
IHS Inc. - Class A (c) (e)	242	19,454
Quanta Services Inc. (c)	690	13,745
Robert Half International Inc.	397	12,148
Roper Industries Inc.	241	18,420
WABCO Holdings Inc. (c)	225	13,709

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Other Securities		99,687

		248,859

INFORMATION TECHNOLOGY - 25.6%
Altera Corp.	352	12,524
Dolby Laboratories Inc. - Class A (c) (e)	208	13,874
Factset Research Systems Inc.	139	13,033
Fiserv Inc. (c)	294	17,217
Global Payments Inc.	370	17,098
JDS Uniphase Corp. (c)	1,258	18,216
Juniper Networks Inc. (c)	386	14,251
Nuance Communications Inc. (c)	689	12,526
Red Hat Inc. (c)	320	14,608
Rovi Corp. (c)	242	15,006
Solera Holdings Inc.	276	14,164
Trimble Navigation Ltd. (c)	311	12,418
Western Union Co.	759	14,095
Xilinx Inc.	448	12,983
Other Securities		156,975

		358,988

MATERIALS - 2.1%
Agnico-Eagle Mines Ltd.	237	18,178
Other Securities		10,854

		29,032

UTILITIES - 1.0%
Calpine Corp. (c)	1,103	14,714

Total Common Stocks (cost $1,020,758)		1,341,016

SHORT TERM INVESTMENTS - 11.4%

Investment Companies - 4.7%
JNL Money Market Fund, 0.08% (a) (h)	4,056	4,056
T. Rowe Price Reserves Investment Fund, 0.27% (a) (h)	62,363	62,363
Securities Lending Collateral 6.7%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	88,427	88,427
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	5,908	5,811

		94,238

Total Short Term Investments (cost $160,754)		160,657

Total Investments - 106.9% (cost $1,181,512)		1,501,673
Other Assets and Liabilities, Net - (6.9%)		(96,713)

Total Net Assets - 100.0%		$1,404,961

JNL/T.Rowe Price Short-Term Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 12.9%
Ally Auto Receivables Trust
1.45%, 05/15/14	$1,815	$1,826
1.38%, 07/15/14	3,119	3,136
American Express Credit Account Master Trust, 5.55%, 01/15/14	875	894
AmeriCredit Automobile Receivables Trust
0.97%, 01/15/13	1,620	1,620
3.72%, 11/17/14	355	366
Banc of America Commercial Mortgage Inc. REMIC
4.63%, 12/10/42	680	710

	Shares/Par (p)	Value
4.62%, 07/10/43	3,200	3,311
Bank of America Auto Trust
0.75%, 06/15/12 (r)	1,166	1,167
1.31%, 07/15/14	3,520	3,548
BCAP LLC Trust REMIC, 0.90%, 11/25/36 (i)	43	41
Cabela’s Master Credit Card Trust
5.26%, 10/15/14 (r)	300	309
1.71%, 01/16/18 (i) (r)	1,700	1,752
CarMax Auto Owner Trust
4.79%, 02/15/13	780	799
1.56%, 07/15/14	1,325	1,335
1.41%, 02/16/15	2,490	2,507
2.04%, 10/15/15	2,420	2,432
3.75%, 12/15/15	660	675
4.88%, 08/15/16	420	430
Chase Issuance Trust, 5.12%, 10/15/14	4,345	4,666
Chrysler Financial Lease Trust REMIC, 1.78%, 06/15/11 (r)	1,492	1,494
Citibank Credit Card Issuance Trust, 0.58%, 10/07/13 (i)	2,350	2,341
CitiFinancial Auto Issuance Trust
2.59%, 10/15/13 (r)	1,538	1,562
3.15%, 08/15/16 (r)	3,690	3,799
CNH Equipment Trust
1.85%, 12/16/13	584	589
1.54%, 07/15/14	2,000	2,016
1.03%, 11/17/14	1,630	1,629
3.00%, 08/17/15	2,445	2,519
Commercial Mortgage Loan Trust REMIC, 6.01%, 09/10/12 (i)	2,451	2,550
CS First Boston Mortgage Securities Corp. REMIC
5.01%, 01/15/12 (i)	1,455	1,546
6.53%, 06/15/34	1,483	1,491
Discover Card Master Trust
1.56%, 12/15/14 (i)	3,500	3,546
0.91%, 09/15/15 (i)	3,090	3,106
Ford Credit Auto Owner Trust
1.51%, 01/15/14	1,990	2,005
0.98%, 10/15/14	2,500	2,507
2.42%, 11/15/14	1,823	1,872
8.14%, 02/15/16 (r)	415	463
Ford Credit Floorplan Master Owner Trust
4.20%, 02/15/17 (r)	438	463
REMIC, 1.50%, 09/15/15	3,700	3,670
GE Capital Credit Card Master Note Trust, 2.21%, 06/15/16	3,770	3,833
GE Equipment Midticket LLC, 0.94%, 07/14/14 (r)	2,710	2,704
GS Auto Loan Trust, 5.48%, 12/15/14	2,715	2,775
Harborview Mortgage Loan Trust REMIC, 5.20%, 08/19/36 (i)	1,241	795
Honda Auto Receivables Owner Trust
1.25%, 10/21/13	1,680	1,689
1.34%, 03/18/14	1,890	1,904
1.98%, 05/23/16	545	555
HSBC Home Equity Loan Trust REMIC, 0.41%, 03/20/36 (i)	1,696	1,588
John Deere Owner Trust, 1.57%, 10/15/13	715	720
JP Morgan Chase Commercial Mortgage Securities Corp. REMIC, 4.68%, 07/15/42	1,225	1,271
JPMorgan Mortgage Trust REMIC, 2.91%, 07/25/35 (i)	402	355
MMAF Equipment Finance LLC, 2.37%, 11/15/13 (r)	1,572	1,589
Morgan Stanley Capital I REMIC
4.99%, 08/13/42	1,565	1,657
6.28%, 01/11/43 (i)	2,430	2,660

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Navistar Financial Corp. Owner Trust, 1.08%, 03/18/14 (r)	1,425	1,423
Nissan Auto Lease Trust, 3.51%, 11/17/14	880	892
Sequoia Mortgage Trust REMIC, 3.75%, 02/25/40 (i)	362	367
Structured Adjustable Rate Mortgage Loan Trust REMIC, 6.00%, 11/25/37 (i)	1,885	974
Structured Asset Securities Corp. REMIC, 2.74%, 09/25/33 (i)	804	670
Thornburg Mortgage Securities Trust REMIC, 0.38%, 07/25/36 (i)	1,547	1,534
Toyota Auto Receivables Owner Trust - Series B, 1.47%, 01/17/17	1,385	1,394
USAA Auto Owner Trust
1.30%, 06/16/14	1,120	1,127
2.14%, 09/15/15	895	913
Volkswagen Auto Loan Enhanced Trust, 0.66%, 05/21/12	967	967
Wachovia Bank Commercial Mortgage Trust REMIC, 4.94%, 04/15/42	670	712
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.91%, 04/25/35 (i)	2,715	2,566
World Financial Network Credit Card Master Trust
3.79%, 05/15/16	570	589
4.66%, 05/15/17	3,640	3,861

Total Non-U.S. Government Agency Asset- Backed Securities (cost $114,259)		112,776

CORPORATE BONDS AND NOTES - 47.8%

CONSUMER DISCRETIONARY - 3.9%
Anglo American Capital Plc, 2.15%, 09/27/13 (r)	2,040	2,058
Comcast Cable Communications Holdings Inc., 6.75%, 01/30/11	2,470	2,482
COX Communications Inc.
6.75%, 03/15/11	2,200	2,226
5.45%, 12/15/14	2,100	2,312
Daimler Finance North America LLC, 7.75%, 01/18/11	2,925	2,934
DirecTV Holdings LLC, 4.75%, 10/01/14	3,735	3,981
Home Depot Inc., 5.20%, 03/01/11	1,370	1,380
Lowe’s Companies Inc., 2.13%, 04/15/16	1,620	1,584
NBC Universal Inc., 2.10%, 04/01/14 (r)	3,010	3,001
Staples Inc.
7.75%, 04/01/11 (l)	2,140	2,174
9.75%, 01/15/14 (l)	1,000	1,212
TCM Sub LLC, 3.55%, 01/15/15 (r)	3,250	3,317
Thomson Reuters Corp., 5.95%, 07/15/13	1,000	1,110
Time Warner Cable Inc., 5.40%, 07/02/12	3,870	4,109

		33,880

CONSUMER STAPLES - 3.7%
Altria Group Inc., 8.50%, 11/10/13 (l)	2,465	2,918
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12	3,830	3,952
7.20%, 01/15/14 (r)	1,100	1,258
BAT International Finance Plc, 8.13%, 11/15/13 (r)	2,950	3,446
Church & Dwight Co. Inc., 3.35%, 12/15/15	800	803
Coca-Cola Amatil Ltd., 3.25%, 11/02/14 (r)	1,385	1,407
Coca-Cola Bottling Co., 5.00%, 11/15/12	2,000	2,119
Coca-Cola Co., 0.75%, 11/15/13	4,215	4,160
Coca-Cola Enterprises Inc., 1.13%, 11/12/13	2,160	2,139
General Mills Inc., 6.00%, 02/15/12	1,400	1,476
Kraft Foods Inc.
6.25%, 06/01/12	433	463

	Shares/Par (p)	Value
2.63%, 05/08/13	1,130	1,162
Kroger Co.
6.80%, 04/01/11	885	898
6.75%, 04/15/12	625	667
7.50%, 01/15/14	700	807
SABMiller Plc, 6.20%, 07/01/11 (r)	2,090	2,144
Safeway Inc.
6.50%, 03/01/11	300	302
5.80%, 08/15/12	2,080	2,239

		32,360
ENERGY - 4.0%
Canadian Natural Resources Ltd.
5.45%, 10/01/12	565	606
5.15%, 02/01/13	1,620	1,746
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	1,575	1,780
Devon Financing Corp. ULC, 6.88%, 09/30/11	1,800	1,880
Enterprise Products Operating LLC
4.60%, 08/01/12	1,785	1,873
6.38%, 02/01/13	675	736
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 09/16/15 (r)	1,275	1,236
Marathon Oil Corp., 6.50%, 02/15/14	1,110	1,250
MidAmerican Energy Holdings Co., 5.00%, 02/15/14	1,825	1,962
Nabors Industries Inc., 5.38%, 08/15/12	910	961
Noble Holding International Ltd., 3.45%, 08/01/15	370	378
Occidental Petroleum Corp., 1.45%, 12/13/13	3,300	3,314
Plains All American Pipeline LP, 4.25%, 09/01/12	3,090	3,222
SeaRiver Maritime Inc., 0.00%, 09/01/12 (j)	1,800	1,731
Shell International Finance BV, 1.88%, 03/25/13	2,615	2,654
Texas Gas Transmission LLC, 5.50%, 04/01/13 (r)	2,355	2,532
Transocean Inc., 5.25%, 03/15/13 (e)	2,185	2,304
Weatherford International Inc., 5.95%, 06/15/12	2,965	3,140
Williams Partners LP, 3.80%, 02/15/15	1,496	1,546

		34,851
FINANCIALS - 20.2%
Allstate Corp., 6.13%, 02/15/12	2,400	2,528
American Express Bank FSB, 5.55%, 10/17/12	1,375	1,471
American Express Centurion Bank, 5.55%, 10/17/12	1,500	1,604
American Honda Finance Corp., 2.38%, 03/18/13 (r)	1,260	1,281
ANZ National International Ltd., 2.38%, 12/21/12 (r)	1,515	1,538
Australia & New Zealand Banking Group Ltd., 2.40%, 01/11/13 (r)	730	742
Banco Bradesco SA, 4.10%, 03/23/15 (r)	1,115	1,138
Bank of Nova Scotia
2.25%, 01/22/13	925	944
2.38%, 12/17/13	3,280	3,379
Barclays Bank Plc, 5.20%, 07/10/14	4,385	4,736
BB&T Corp., 3.85%, 07/27/12	2,770	2,882
Bear Stearns Cos. Inc., 6.95%, 08/10/12	2,429	2,650
BPCE SA, 2.38%, 10/04/13 (r)	4,125	4,110
Caterpillar Financial Services Corp., 4.85%, 12/07/12	3,270	3,508
Charles Schwab Corp., 4.95%, 06/01/14	850	924
Citigroup Inc.
5.13%, 02/14/11	155	156
5.50%, 04/11/13	2,150	2,289
5.85%, 07/02/13	1,500	1,619

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
6.38%, 08/12/14	1,000	1,105
Commonwealth Bank of Australia, 2.75%, 10/15/12 (r)	1,170	1,200
Countrywide Home Loans Inc., 4.00%, 03/22/11	1,150	1,158
Credit Suisse New York, 3.45%, 07/02/12	1,275	1,322
Crown Castle Towers LLC, 4.52%, 01/15/15 (r)	1,515	1,574
Deutsche Bank AG London, 5.38%, 10/12/12	3,090	3,321
Enel Finance International SA, 3.88%, 10/07/14 (r)	2,420	2,461
ERAC USA Finance Co.
8.00%, 01/15/11 (r)	1,435	1,439
5.80%, 10/15/12 (r)	3,492	3,744
2.75%, 07/01/13 (r)	1,030	1,048
Fifth Third Bancorp, 6.25%, 05/01/13	2,495	2,704
General Electric Capital Corp.
3.50%, 08/13/12	4,410	4,569
2.00%, 09/28/12	5,200	5,312
3.75%, 11/14/14	800	827
2.25%, 11/09/15	2,200	2,115
Goldman Sachs Group Inc.
3.63%, 08/01/12	2,550	2,632
4.75%, 07/15/13	1,000	1,065
5.25%, 10/15/13	2,375	2,570
HSBC Bank Plc, 1.63%, 08/12/13 (r)	2,005	2,008
HSBC Holdings Plc, 5.25%, 12/12/12	1,640	1,744
Intesa Sanpaolo SpA, 3.63%, 08/12/15 (r)	2,850	2,755
John Deere Capital Corp.
1.05%, 06/10/11 (i)	1,800	1,806
4.95%, 12/17/12	2,610	2,815
JPMorgan Chase & Co.
0.94%, 02/26/13 (i)	2,310	2,320
4.65%, 06/01/14	885	945
KeyCorp, 3.75%, 08/13/15	1,960	1,967
Kilroy Realty LP, 5.00%, 11/03/15	2,045	2,030
Kreditanstalt fuer Wiederaufbau, 4.75%, 05/15/12	4,500	4,748
LeasePlan Corp. NV, 3.00%, 05/07/12 (r)	1,900	1,952
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (r)	1,750	1,750
Merrill Lynch & Co. Inc.
0.49%, 07/25/11 (i)	1,250	1,249
5.45%, 02/05/13	1,530	1,614
MetLife Inc.
5.38%, 12/15/12	995	1,066
1.54%, 08/06/13 (i)	2,220	2,254
Metropolitan Life Global Funding I
2.88%, 09/17/12 (r)	1,000	1,025
2.50%, 01/11/13 (r)	730	746
5.13%, 06/10/14 (r)	500	544
Morgan Stanley
5.05%, 01/21/11	1,925	1,930
5.63%, 01/09/12	3,195	3,336
4.20%, 11/20/14	265	271
National Australia Bank Ltd., 2.35%, 11/16/12 (r)	1,475	1,503
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	665	713
2.63%, 09/16/12	1,070	1,100
1.13%, 11/01/13	1,235	1,221
New York Life Global Funding, 2.25%, 12/14/12 (r)	2,415	2,474
Nordea Bank AB
2.50%, 11/13/12 (r)	765	782
1.75%, 10/04/13 (r)	2,795	2,781
PACCAR Financial Corp.
1.95%, 12/17/12	1,620	1,650
2.05%, 06/17/13	970	987

	Shares/Par (p)	Value
Principal Financial Group Inc., 7.88%, 05/15/14 (e)	1,500	1,728
Prudential Financial Inc.
3.63%, 09/17/12	3,080	3,197
2.75%, 01/14/13	490	499
Rabobank Nederland NV, 4.20%, 05/13/14 (r)	1,150	1,223
Regions Financial Corp., 5.75%, 06/15/15	1,330	1,302
Royal Bank of Scotland Plc
2.63%, 05/11/12 (r)	5,200	5,323
3.40%, 08/23/13	2,645	2,672
Santander US Debt SA Unipersonal, 2.49%, 01/18/13 (r)	1,800	1,742
Santander US Debt SA Unipersonal, 2.99%, 10/07/13 (r)	2,300	2,234
Simon Property Group LP, 4.20%, 02/01/15	540	565
SLM Corp., 5.13%, 08/27/12 (e)	2,810	2,868
Societe Generale, 2.50%, 01/15/14 (e) (r)	3,110	3,107
Standard Chartered Plc, 3.85%, 04/27/15 (r)	1,840	1,894
U.S. Bank NA, 6.38%, 08/01/11	2,700	2,790
UBS AG Stamford
1.38%, 02/23/12 (i)	1,475	1,485
2.25%, 08/12/13	1,900	1,916
US Bancorp, 2.00%, 06/14/13	1,810	1,837
Ventas Realty LP, 3.13%, 11/30/15	1,220	1,175
Wachovia Capital Trust III, 5.80%, (callable at 100 beginning 03/15/11) (m)	425	369
WEA Finance LLC, 5.40%, 10/01/12 (r)	550	583
Wells Fargo & Co., 5.25%, 10/23/12	1,435	1,538
Westpac Banking Corp., 2.10%, 08/02/13	3,250	3,283
Woodside Finance Ltd.
6.70%, 08/01/11 (r)	300	310
4.50%, 11/10/14 (r)	1,020	1,072

		176,463
HEALTH CARE - 4.0%
AmerisourceBergen Corp., 5.63%, 09/15/12	3,435	3,669
Boston Scientific Corp.
4.25%, 01/12/11	2,555	2,557
4.50%, 01/15/15	1,650	1,685
Cardinal Health Inc.
6.75%, 02/15/11	1,762	1,773
5.50%, 06/15/13	2,265	2,453
Celgene Corp., 2.45%, 10/15/15	1,720	1,671
Express Scripts Inc., 5.25%, 06/15/12	3,455	3,647
Life Technologies Corp.
3.38%, 03/01/13	2,695	2,756
3.50%, 01/15/16	1,910	1,904
Medco Health Solutions Inc., 2.75%, 09/15/15	1,280	1,270
Novartis Capital Corp., 1.90%, 04/24/13	3,000	3,048
Teva Pharmaceutical Finance III LLC, 1.50%, 06/15/12	1,865	1,882
Watson Pharmaceuticals Inc., 5.00%, 08/15/14	1,500	1,612
WellPoint Inc.
5.00%, 01/15/11	2,350	2,354
6.80%, 08/01/12	2,230	2,422

		34,703
INDUSTRIALS - 1.7%
Allied Waste Industries Inc., 5.75%, 02/15/11	2,475	2,487
CSX Corp.
6.30%, 03/15/12	220	233
5.75%, 03/15/13	1,350	1,472
GATX Corp., 4.75%, 10/01/12	1,970	2,064
Northrop Grumman Systems Corp., 7.13%, 02/15/11	2,225	2,241
Republic Services Inc., 6.75%, 08/15/11	875	903
Southwest Airlines Co., 6.50%, 03/01/12	3,805	3,984

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Waste Management Inc., 6.38%, 11/15/12	1,083	1,181

		14,565
INFORMATION TECHNOLOGY - 2.0%
Agilent Technologies Inc., 2.50%, 07/15/13	630	637
Broadcom Corp., 1.50%, 11/01/13 (r)	1,065	1,058
Hewlett Packard Co., 2.25%, 05/27/11	2,500	2,521
International Business Machines Corp., 1.00%, 08/05/13	5,000	4,982
Microsoft Corp., 0.88%, 09/27/13	3,970	3,948
Oracle Corp., 5.00%, 01/15/11	1,000	1,002
Xerox Corp.
5.50%, 05/15/12	2,085	2,202
5.65%, 05/15/13	1,000	1,084

		17,434
MATERIALS - 2.3%
ArcelorMittal, 5.38%, 06/01/13	1,350	1,435
Barrick Gold Corp., 6.13%, 09/15/13	1,750	1,959
BHP Billiton Finance USA Ltd.
5.13%, 03/29/12	655	689
4.80%, 04/15/13	375	406
CRH America Inc., 5.30%, 10/15/13	980	1,052
Dow Chemical Co.
6.00%, 10/01/12	1,451	1,563
2.50%, 02/15/16	2,615	2,511
Lafarge SA, 6.15%, 07/15/11	3,370	3,458
Praxair Inc., 2.13%, 06/14/13	2,425	2,477
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14 (l)	3,905	4,728

		20,278
TELECOMMUNICATION SERVICES - 2.7%
America Movil SAB de CV, 3.63%, 03/30/15 (e)	1,580	1,625
American Tower Corp., 4.63%, 04/01/15	1,605	1,677
AT&T Corp., 7.30%, 11/15/11 (l)	2,500	2,641
Rogers Cable Inc.
6.25%, 06/15/13	1,070	1,189
5.50%, 03/15/14	275	300
Rogers Wireless Communications Inc., 6.38%, 03/01/14	900	1,011
Telecom Italia Capital SA
6.20%, 07/18/11	2,575	2,643
5.25%, 11/15/13	1,500	1,563
Telefonica Emisiones SAU
5.98%, 06/20/11	230	235
5.86%, 02/04/13	415	443
2.58%, 04/26/13	2,590	2,592
Verizon Virginia Inc., 4.63%, 03/15/13	4,870	5,143
Verizon Wireless Capital LLC, 3.75%, 05/20/11	1,125	1,139
Vodafone Group Plc, 5.35%, 02/27/12	1,650	1,730

		23,931
UTILITIES - 3.3%
Abu Dhabi National Energy Co., 5.62%, 10/25/12 (r)	1,625	1,700
Allegheny Energy Supply, 8.25%, 04/15/12 (q)	890	955
Appalachian Power Co., 5.65%, 08/15/12	1,750	1,866
Dominion Resources Inc.
5.70%, 09/17/12	1,020	1,098
2.25%, 09/01/15	1,275	1,257
Duke Energy Corp., 6.30%, 02/01/14	1,575	1,754
Duke Energy Ohio Inc., 2.10%, 06/15/13	745	759
FirstEnergy Corp., 6.45%, 11/15/11	32	33
Florida Gas Transmission Co. LLC, 4.00%, 07/15/15 (r)	640	661
Georgia Power Co., 1.30%, 09/15/13	1,850	1,853
Great Plains Energy Inc., 2.75%, 08/15/13	1,365	1,379

	Shares/Par (p)	Value
Kentucky Utilities Co., 1.63%, 11/01/15 (r)	915	878
Nevada Power Co., 8.25%, 06/01/11	2,015	2,076
NiSource Finance Corp., 6.15%, 03/01/13	1,355	1,478
Northeast Utilities, 5.65%, 06/01/13	2,775	3,015
PPL Energy Supply LLC, 6.40%, 11/01/11	1,200	1,256
Progress Energy Inc., 6.05%, 03/15/14	875	972
PSEG Power LLC
6.95%, 06/01/12	1,020	1,100
2.50%, 04/15/13	2,535	2,586
Southern California Edison Co., 0.69%, 10/21/11 (i)	1,110	1,113
Southern Co., 5.30%, 01/15/12	1,250	1,308

		29,097

Total Corporate Bonds and Notes (cost $412,607)		417,562

GOVERNMENT AND AGENCY OBLIGATIONS - 31.7%
GOVERNMENT SECURITIES - 8.3%
Federal Home Loan Mortgage Corp. - 2.4% (w)
Federal Home Loan Mortgage Corp.
1.75%, 06/15/12 - 09/10/15	11,680	11,554
0.88%, 10/28/13	9,530	9,480

		21,034
Federal National Mortgage Association - 0.4% (w)
Federal National Mortgage Association, 1.00%, 09/23/13	3,015	3,010
Sovereign - 2.1%
Canada Housing Trust, 4.00%, 06/15/12, CAD	6,310	6,559
Kommunalbanken AS, 5.13%, 05/30/12	7,400	7,860
Mexican Bonos, 9.00%, 12/22/11, MXN	48,575	4,099

		18,518
Treasury Inflation Index Securities - 0.7%
U.S. Treasury Inflation Indexed Note
1.88%, 07/15/13 (n)	2,024	2,159
0.50%, 04/15/15 (n)	4,219	4,312

		6,471
U.S. Treasury Securities - 2.7%
U.S. Treasury Note, 1.00%, 07/31/11	23,000	23,102
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 23.4%
Federal Home Loan Mortgage Corp. - 3.4%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/14 - 07/01/25	2,013	2,075
5.00%, 10/01/17 - 09/01/38	13,730	14,550
4.50%, 04/01/18 - 08/01/25	2,789	2,925
5.50%, 10/01/19 - 07/01/20	1,738	1,878
2.57%, 09/01/33 (i)	224	233
2.92%, 09/01/33 (i)	35	36
2.37%, 10/01/34 (i)	102	106
2.50%, 11/01/34 (i)	185	192
2.72%, 11/01/34 (i)	63	66
2.90%, 11/01/34 (i)	89	93
2.97%, 11/01/34 (i)	49	51
2.90%, 01/01/35 (i)	100	103
2.48%, 02/01/35 (i)	113	116
2.62%, 02/01/35 (i)	189	198
2.68%, 02/01/35 (i)	56	59
2.69%, 02/01/35 (i)	85	88
2.71%, 02/01/35 (i)	115	120
2.80%, 02/01/35 (i)	113	117
3.05%, 02/01/35 (i)	97	101
2.67%, 06/01/35 (i)	1,101	1,148
2.66%, 09/01/35 (i)	1,054	1,098
2.87%, 10/01/35 (i)	777	812
2.50%, 11/01/35 (i)	568	593

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
2.51%, 03/01/36 (i)	1,013	1,063
REMIC, 5.00%, 10/15/21	1,571	1,666

		29,487
Federal National Mortgage Association - 19.8%
Federal National Mortgage Association
5.50%, 01/01/17 - 12/01/36	15,321	16,459
5.00%, 07/01/19 - 05/01/23	10,489	11,220
4.50%, 06/01/23 - 09/01/25	48,695	51,299
4.00%, 02/01/25 - 11/01/25	44,875	46,440
3.50%, 12/01/25	11,199	11,302
2.52%, 03/01/33 (i)	6	7
2.03%, 06/01/33 (i)	73	75
2.59%, 06/01/33 (i)	802	836
2.61%, 07/01/33 (i)	55	58
2.91%, 09/01/33 (i)	6	6
2.32%, 12/01/33 (i)	2	2
2.54%, 12/01/33 (i)	916	941
2.63%, 04/01/34 (i)	7,146	7,465
2.69%, 04/01/34 (i)	19	20
2.64%, 10/01/34 (i)	31	32
2.59%, 11/01/34 (i)	9	9
2.69%, 11/01/34 (i)	225	235
2.71%, 11/01/34 (i)	1,014	1,062
2.66%, 12/01/34 (i)	94	98
2.63%, 01/01/35 (i)	133	138
2.67%, 01/01/35 - 06/01/35 (i)	772	808
2.76%, 01/01/35 (i)	107	112
2.87%, 01/01/35 (i)	105	109
2.53%, 02/01/35 (i)	342	358
2.79%, 02/01/35 (i)	69	72
2.35%, 03/01/35 (i)	104	107
2.20%, 04/01/35 (i)	759	781
2.81%, 04/01/35 (i)	209	219
2.86%, 04/01/35 (i)	508	534
2.31%, 05/01/35 (i)	866	893
2.46%, 05/01/35 (i)	401	411
2.58%, 05/01/35 - 11/01/35 (i)	685	716
2.68%, 06/01/35 (i)	836	874
2.79%, 07/01/35 (i)	713	747
2.84%, 07/01/35 (i)	867	908
2.13%, 08/01/35 (i)	1,402	1,443
2.58%, 08/01/35 (i)	730	763
2.49%, 11/01/35 (i)	1,076	1,120
2.97%, 02/01/36 (i)	763	798
5.18%, 02/01/36 (i)	1,002	1,046
2.66%, 03/01/36 (i)	850	889
2.68%, 03/01/36 (i)	612	638
6.00%, 01/01/38	1,941	2,112
REMIC, 5.00%, 08/25/19 - 11/25/21	8,490	9,052

		173,214
Government National Mortgage Association - 0.2%
Government National Mortgage Association
7.00%, 12/15/17	1,119	1,187
5.50%, 07/15/20	316	343

		1,530

Total Government and Agency Obligations (cost $273,952)		276,366

INVESTMENT COMPANIES - 0.3%
T. Rowe Price Term Asset-Backed Securities Loan Facility (a) (f) (q)	258	2,543

Total Investment Companies (cost $2,836)		2,543

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 7.2%
Certificates of Deposit 0.1%
Intesa Sanpaolo SpA, 2.38%, 12/21/12	$860	862
Investment Companies - 6.5%
JNL Money Market Fund, 0.08% (a) (h)	6,234	6,234
T. Rowe Price Reserves Investment Fund, 0.27% (a) (h)	50,383	50,383
Securities Lending Collateral 0.6%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	4,064	4,064
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	1,189	1,170

		5,234

Total Short Term Investments (cost $62,730)		62,713

Total Investments - 99.9% (cost $866,384)		871,960
Other Assets and Liabilities, Net - 0.1%		1,020

Total Net Assets - 100.0%		$872,980

JNL/T.Rowe Price Value Fund * (x)
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 11.1%
Cablevision Systems Corp. - Class A	351	$11,885
Discovery Communications Inc. - Class C (c)	335	12,280
Kohl’s Corp. (c)	204	11,107
Time Warner Cable Inc.	193	12,711
Time Warner Inc.	441	14,197
Other Securities		64,490

		126,670
CONSUMER STAPLES - 3.8%
Other Securities		43,057
ENERGY - 16.6%
Baker Hughes Inc.	230	13,171
Chevron Corp.	278	25,386
Consol Energy Inc.	227	11,054
El Paso Corp.	853	11,736
Exxon Mobil Corp.	132	9,659
Murphy Oil Corp.	199	14,806
Nexen Inc.	566	12,952
Peabody Energy Corp.	189	12,073
Royal Dutch Shell Plc - ADR	223	14,919
Schlumberger Ltd.	178	14,871
Spectra Energy Corp.	664	16,598
Other Securities		31,378

		188,603
FINANCIALS - 21.7%
American Express Co.	233	10,005
AON Corp.	289	13,274
Bank of America Corp.	1,061	14,150
CIT Group Inc. (c)	218	10,244
Citigroup Inc. (c)	2,173	10,277
JPMorgan Chase & Co.	585	24,799
Lazard Ltd. - Class A	293	11,578
Moody’s Corp.	497	13,182
Morgan Stanley	416	11,322
Regions Financial Corp.	1,443	10,099
U.S. Bancorp	403	10,880
Wells Fargo & Co.	847	26,255

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Other Securities		80,978

		247,043
HEALTH CARE - 9.3%
Covidien Plc	352	16,086
Johnson & Johnson	171	10,576
Merck & Co. Inc.	362	13,039
Pfizer Inc.	1,851	32,406
Other Securities		34,095

		106,202
INDUSTRIALS - 9.9%
3M Co.	131	11,271
Fluor Corp.	144	9,535
General Electric Co.	1,101	20,143
Honeywell International Inc.	215	11,424
Illinois Tool Works Inc.	229	12,239
Southwest Airlines Co.	1,000	12,981
Other Securities		34,538

		112,131
INFORMATION TECHNOLOGY - 10.2%
Applied Materials Inc.	924	12,984
International Business Machines Corp.	104	15,190
Microsoft Corp.	603	16,825
Texas Instruments Inc.	442	14,375
Tyco Electronics Ltd.	305	10,786
Other Securities		45,719

		115,879
MATERIALS - 5.8%
International Paper Co.	592	16,118
United States Steel Corp. (e)	181	10,568
Weyerhaeuser Co.	677	12,808
Other Securities		26,825

		66,319
TELECOMMUNICATION SERVICES - 2.4%
AT&T Inc.	457	13,429
Other Securities		13,351

		26,780
UTILITIES - 5.7%
AES Corp. (c)	1,061	12,925
Entergy Corp.	145	10,292
NRG Energy Inc. (c)	501	9,789
PPL Corp.	364	9,588
Other Securities		21,836

		64,430

Total Common Stocks (cost $968,869)		1,097,114

PREFERRED STOCKS - 1.3%
Financials - 1.2%
Citigroup Inc., Convertible Preferred, 7.50%	57	7,805
Other Securities		5,869

		13,674
UTILITIES - 0.1%
PPL Corp., Convertible Preferred, 9.50%	27	1,455

Total Preferred Stocks (cost $10,620)		15,129

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 0.4%
T. Rowe Price Institutional Floating Rate Fund (a)	410	4,227

Total Investment Companies (cost $3,698)		4,227

CORPORATE BONDS AND NOTES - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Other Securities		1,162
MATERIALS - 0.1%
United States Steel Corp., 4.00%, 05/15/14 (e)	327	634

Total Corporate Bonds and Notes (cost $1,348)		1,796

SHORT TERM INVESTMENTS - 2.9%
Investment Companies - 1.7%
JNL Money Market Fund, 0.08% (a) (h)	4,638	4,638
T. Rowe Price Reserves Investment Fund, 0.27% (a) (h)	14,447	14,447
Securities Lending Collateral 1.2%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	12,419	12,419
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	1,843	1,812

		14,231

Total Short Term Investments (cost $33,347)		33,316

Total Investments - 101.3% (cost $1,017,882)		1,151,582
Other Assets and Liabilities, Net - (1.3%)		(14,806)

Total Net Assets - 100.0%		$1,136,776

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

(a)	Investment in affiliate.
(b)

The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At December 31, 2010, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)

Security fair valued in good faith in accordance with the procedures established by the Trust’s Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to the Schedules of Investments.

(g)

Investment purchased on a delayed delivery basis. As of December 31, 2010, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/Capital Guardian Global Balanced Fund $2,464; JNL/Goldman Sachs Core Plus Bond Fund $670,588; JNL/Mellon Capital Management Bond Index Fund $61,410; JNL/PIMCO Real Return Fund $1,134,441; JNL/PIMCO Total Return Bond Fund $1,337,924; and JNL/Select Balanced Fund $88,570.

(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2010.
(i)	Variable rate security. Rate stated was in effect as of December 31, 2010.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of December 31, 2010.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(n)	Foreign or U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security or cash is pledged or segregated collateral. See Pledged or Segregated Collateral in these Notes to the Schedules of Investments.
(p)	Par amounts are listed in United States Dollars unless otherwise noted. Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.
(q)

Restricted Security. Restricted as to public resale. Restricted security or Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted Securities in these Notes to the Schedules of Investments.

(r)

Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The sub-adviser deemed this security to be liquid based on procedures approved by the Board. As of December 31, 2010, the value of Rule 144A and Section 4(2) liquid securities was as follows: JNL/BlackRock Commodity Securities Fund, $65,564; JNL/Franklin Templeton Income Fund, $222,828; JNL/Goldman Sachs Core Plus Bond Fund, $139,332; JNL/Goldman Sachs Emerging Markets Debt Fund, $1,544; JNL/Ivy Asset Strategy Fund, $64,378; JNL/JPMorgan U.S. Government & Quality Bond Fund, $7,002; JNL/Mellon Capital Management Bond Index Fund, $3,976; JNL/PIMCO Real Return Fund, $264,167; JNL/PIMCO Total Return Bond Fund, $380,356; JNL/PPM America High Yield Bond Fund, $332,830; JNL/Select Balanced Fund, $23,897; JNL/Select Money Market Fund, $105,072; and JNL/T. Rowe Price Short-Term Bond Fund, $97,504.

(s)	Foreign or U.S. Treasury inflation indexed note, par amount is not adjusted for inflation.
(t)	The Fund had an unfunded loan commitment at December 31, 2010. See Unfunded Loan Commitments in these Notes to Schedules of Investments.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(v)	The counterparty for the over-the-counter options transactions were CSI, GSC and MSC.
(w)	The securities in this category are a direct debt of the agency and not collateralized by mortgages.
(x)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2010. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

*

A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the Shareholder Service Center at 1-800-873-5654.

Currencies:

ARS - Argentine Peso	EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	TRY - New Turkish Lira
AUD - Australian Dollar	GBP - British Pound	NOK - Norwegian Krone	TWD - Taiwan Dollar
BRL - Brazilian Real	HKD - Hong Kong Dollar	NZD - New Zealand Dollar	USD - United States Dollar
CAD - Canadian Dollar	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol	ZAR - South African Rand
CHF - Swiss Franc	IDR - Indonesian Rupiah	PHP - Philippine Peso
CLP - Chilean Peso	ILS - Israeli New Shekels	PLN - Polish Zloty
CNY - Chinese Yuan	INR - Indian Rupee	RUB - Russian Ruble
COP - Colombian Peso	JPY - Japanese Yen	SEK - Swedish Krona
DKK - Danish Krone	KRW - Korean Won	SGD - Singapore Dollar
EGP - Egyptian Pound	MXN - Mexican Peso	THB - Thai Baht

Abbreviations:

“-” Amount rounds to less than one thousand	CDX - Credit Default Swap Index
ABS - Asset Backed Security	CLO - Collateralized Loan Obligation
ADR - American Depositary Receipt	CPI - Consumer Price Index
AMBAC - AMBAC Indemnity Corp.	CPURNSA - CPI Urban Consumers Index Non-Seasonably
ASX - Australian Stock Exchange	Adjusted
BDR - Brazilian Depository Receipt	DAX - Deutscher Aktienindex
CAC - Cotation Assistee en Continu	ETF - Exchange-Traded Fund
CDO - Collateralized Debt Obligation

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Abbreviations (continued):
Euro-Bobl - debt instrument issued by the Federal Republic of	RB - Revenue Bond
Germany with a term of 4.5 to 5.5 years	REIT - Real Estate Investment Trust
Euro-Bund - debt instrument issued by the Federal Republic of	REMIC - Real Estate Mortgage Investment Conduit
Germany with a term of 8.5 to 10.5 years	RSP - Risparmio Shares
FDR - Fiduciary Depository Receipt	SDR - Swedish Depository Receipt
FTSE - Financial Times and the London Stock Exchange	SPDR - Standard & Poor’s Depository Receipt
GDR - Global Depository Receipt	SPI - Schedule Performance Index
GO - General Obligation	TBA - To Be Announced (Securities purchased on a delayed
HSCEI - Hang Seng China Enterprises Index	delivery basis)
IBEX - Iberia Index	TSX - Toronto Stock Exchange
KOSPI - Korea Composite Stock Price Index	TAIEX - Taiwan Stock Exchange Capitalization Weighted Stock
LIBOR - London Interbank Offered Rate	Index
MBS - Mortgage Backed Security	virt-x - a cross border recognized investment exchange
MIB - Milano Indice Borsa	VVPR - Voter-Verified Paper Record
NYS - New York Registered Shares

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended. The following table details restricted securities, including Rule 144A securities that have not been deemed liquid, held by the Funds at December 31, 2010.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Commodity Securities Fund
Uranium Energy Corp.	11/02/2010	$1,243	$2,209	0.2%
Uranium Energy Corp. Warrant	10/22/2010	—	—	—

		$1,243	$2,209	0.2%

JNL/Capital Guardian Global Balanced Fund
AES Panama SA, 6.35%, 12/21/16	01/04/2008	$298	$322	0.1%
AIA Group Ltd.	10/25/2010	1,962	2,031	0.6
ASAT Holdings Ltd., 13.00%	07/28/2006	1	—	—
Agricultural Bank of China- Class H	07/09/2010	361	433	0.1
Altegrity Inc., 10.50%, 11/01/15	07/27/2009	158	205	0.1
BNP Paribas	11/28/2007	705	609	0.2
Croatia Government International Bond, 6.75%, 11/05/19	10/30/2009	630	654	0.2
Dominican Republic International Bond, 8.63%, 04/20/27	12/17/2009	158	168	0.1
Dubai Electricity & Water Authority, 6.38%, 10/21/16	10/15/2010	100	97	—
Dubai Electricity & Water Authority, 7.38%, 10/21/20	10/15/2010	125	117	—
E.ON International Finance BV, 5.80%, 04/30/18	01/14/2010	542	565	0.2
Egypt Government International Bond, 5.75%, 04/29/20	11/04/2010	136	129	—
First Data Corp., 8.25%, 01/15/21	12/22/2009	86	96	—
First Data Corp., 8.75%, 01/15/22	12/22/2009	87	96	—
First Data Corp., 12.63%, 01/15/21	12/22/2009	167	192	0.1
Georgia Gulf Corp., 9.00%, 01/15/17	10/11/2010	321	326	0.1
KT&G Corp. - GDR	09/14/2006	118	122	—
LG Chem Ltd. - GDR	09/08/2009	134	276	0.1
Liberty Mutual Group Inc., 7.50%, 08/15/36	08/06/2009	263	348	0.1
Michaels Stores Inc., 7.75%, 11/01/18	12/15/2010	247	249	0.1
Roche Holdings Inc., 6.00%, 03/01/19	05/19/2009	417	465	0.1
Societe Generale, 5.75%, 04/20/16	08/07/2008	144	159	—
Standard Chartered Bank, 6.40%, 09/26/17	12/18/2007	299	321	0.1
TransDigm Inc., 7.75%, 12/15/18	12/02/2010	400	414	0.1
UniCredit SpA	09/09/2009	1,205	764	0.2

		$9,064	$9,158	2.6%

JNL/Capital Guardian Global Diversified Research Fund
AIA Group Ltd.	10/25/2010	$3,449	$3,489	0.8%
BNP Paribas	10/08/2008	1,326	1,609	0.4
LG Chem Ltd. - GDR	12/17/2009	2,024	3,600	0.8

		$6,799	$8,698	2.0%

JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	02/06/2007	$5,972	$8,206	1.7%

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Restricted Securities
	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Franklin Templeton Mutual Shares Fund
Cerberus Capital Management LP	08/06/2007	$999	$809	0.1%
Cerberus Capital Management LP	08/06/2007	999	809	0.1
Cerberus Capital Management LP	08/06/2007	500	405	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	08/06/2007	780	632	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	08/06/2007	780	631	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	08/06/2007	390	316	0.1
Harrah’s Investment LP	11/16/2008	39	16	—

		$4,487	$3,618	0.6%

JNL/Goldman Sachs Emerging Markets Debt Fund
Barclays Bank Plc-Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Ba2)	06/04/2009	$9,078	$10,662	1.4%
Credit Suisse Nassau-Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody rating N/A)	11/16/2010	2,856	2,958	0.4
Deutsche Bank AG-Credit Linked Note (Indonesia Government,10.75%, 5/15/2016, Moody rating Ba2)	01/26/2010	2,417	2,680	0.4
Hongkong & Shanghai Banking Corp.-Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Ba2)	07/24/2009	7,261	8,624	1.1
Hongkong & Shanghai Banking Corp.-Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody rating Ba2)	11/16/2009	10,417	11,751	1.5
JPMorgan Chase & Co., 6.00%, 10/10/12	08/07/2009	818	966	0.1
JPMorgan Chase & Co.-Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Ba2)	03/08/2010	1,907	2,039	0.3
JPMorgan Chase & Co.-Credit Linked Note (Indonesia Government, 11.00%, 11/15/20, Moody rating Ba2)	04/16/2010	2,632	2,780	0.4

		$37,386	$42,460	5.6%

JNL/Goldman Sachs Core Plus Bond Fund
Applied Extrusion Technologies Inc.- Class B	05/05/2005	$42	$—	— %
CIT Mortgage Loan Trust REMIC, 1.26%, 10/25/37	10/11/2007	529	508	0.1
CIT Mortgage Loan Trust REMIC, 1.51%, 10/25/37	10/11/2007	700	498	—
CIT Mortgage Loan Trust REMIC, 1.71%, 09/25/24	10/11/2007	1,280	685	0.1
College Loan Corp. Trust, 1.61%, 03/01/42	08/26/2009	812	900	0.1
El Paso Performance-Linked Trust, 7.75%, 07/15/11	07/13/2006	1,290	1,321	0.1
FDIC Structured Sale Guaranteed Notes REMIC, 0.81%, 03/02/48	03/08/2010	798	799	0.1
Federal Home Loan Mortgage Corp. REMIC, 06/15/21	02/29/2000	—	—	—
Federal Home Loan Mortgage Corp. REMIC, 09/15/35 (0.00% until LIBOR reaches 7.00%)	05/30/2007	153	158	—
Federal Home Loan Mortgage Corp. REMIC, 04/15/37 (0.00% until LIBOR reaches 6.75%)	05/16/2007	30	29	—
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC,1.11%, 05/17/32	01/08/2003	83	65	—
GSMPS Mortgage Loan Trust, 0.49%, 02/25/35	05/08/2006	113	100	—
Home Interior Gift Inc.	02/22/2006	184	—	—
ING Bank NV, 2.50%, 01/14/16	11/18/2010	5,083	4,975	0.5
Merit Securities Corp. REMIC, 1.76%, 09/28/32	12/10/2002	206	204	—
Radnor Holdings Corp., 11.00%, 04/15/11	11/13/2003	126	—	—
TransDigm Inc., 7.75%, 12/15/18	12/02/2010	2,125	2,199	0.2
UBS AG New Jersey-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17, Moody rating Ba1)	11/28/2007	683	443	—
ZFS Finance USA Trust I, 5.88%, 05/09/32	05/04/2007	1,225	1,195	0.1

		$15,462	$14,079	1.3%

JNL/JPMorgan Mid Cap Growth Fund
Apollo Global Management LLC	11/02/2007	$2,028	$587	0.3%

JNL/JPMorgan U.S. Government & Quality Bond Fund
Banc of America Commercial Mortgage Inc. REMIC, 6.41%, 09/11/36	12/29/2006	$2,143	$2,219	0.2%
Commercial Mortgage Pass-Through Certificates REMIC, 5.45%, 07/16/34	03/20/2003	2,837	2,760	0.3
CompuCredit Acquired Portfolio Voltage Master Trust, 0.43%, 09/15/18	09/18/2006	462	419	0.1

		$5,442	$5,398	0.6%

JNL/Lazard Mid Cap Equity Fund
Better Place	04/23/2010	$1,015	$1,015	0.5%

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Restricted Securities
	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/PIMCO Real Return Fund
Banco Santander Brazil SA, 12/28/11	12/21/2010	$585	$585	— %
Gazprom Via Gaz Capital SA, 5.09%, 11/29/15	11/18/2010	1,600	1,636	0.1
Landmark CDO Ltd., 0.60%, 06/01/17	10/29/2010	4,291	4,253	0.2
New York Life Investment Management Flatiron CLO Ltd., 0.51%, 08/08/20	08/12/2010	466	464	—
Racers Trust, 0.53%, 07/25/17	06/08/2010	952	978	0.1
Symphony CLO Ltd., 0.53%, 05/15/19	06/28/2010	2,025	1,993	0.1

		$9,919	$9,909	0.5%

JNL/PIMCO Total Return Bond Fund
Ally Financial Inc., 6.25%, 12/01/17	11/16/2010	$4,931	$5,000	0.2%
Canada Housing Trust No. 1, 2.75%, 12/15/15	12/17/2010	3,967	4,035	0.1
DG Funding Trust, 0.68% (callable at 10,000 beginning 09/30/10)	11/10/2003	4,427	3,191	0.1
Northern Rock Plc, 5.63%, 06/22/17	06/08/2009	14,059	16,322	0.5
Vnesheconombank Via VEB Finance Ltd., 5.45%, 11/22/17	11/11/2010	1,100	1,097	—

		$28,484	$29,645	0.9%

JNL/PPM America High Yield Bond Fund
American General Finance Corp. Term Loan, 7.25%, 04/16/15	04/20/2010	$2,412	$2,485	0.3%
Applied Extrusion Technologies Inc.- Class B	05/05/2005	63	—	—
Home Interior Gift Inc.	02/22/2006	174	—	—
Manitoba Telecom Services Inc.	06/10/2005	—	15	—
Newsday Secured Term Loan, 10.50%, 08/01/13	12/03/2009	2,081	2,142	0.2
Newsday Secured Term Loan, 10.50%, 12/31/49	07/15/2008	800	866	0.1
Radnor Holdings Corp., 11.00%, 04/15/11	11/13/2003	100	—	—
Smurfit Kappa Group Term Loan, 6.75%, 02/10/16	02/11/2010	2,760	2,837	0.3
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.76%, 06/30/11	10/30/2008	3,745	3,026	0.3

		$12,135	$11,371	1.2%

JNL/T.Rowe Price Established Growth Fund
Groupon Inc.	12/17/2010	$3,407	$3,407	0.2%

JNL/T.Rowe Price Short-Term Bond Fund
Allegheny Energy Supply, 8.25%, 04/15/12	09/03/2010	$954	$955	0.1%
T. Rowe Price Term Asset-Backed Securities Loan Facility	10/16/2009	2,836	2,543	0.3

		$3,790	$3,498	0.4%

Investments in Affiliates - See Note 6 in the Notes to the Financial Statements for further discussion of investments in affiliates. During the year ended December 31, 2010, certain Funds invested in money market funds, which are managed by Jackson National Asset Management, LLC (“Adviser”) or an affiliate of the Funds. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser. The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments. Income received from the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC is aggregated with income from securities lending when received from the custodian and each Fund’s affiliated income is included in the income from affiliates on the Statements of Operations. The JNL/BlackRock Global Allocation Fund (“BlackRock Feeder Fund”) invests primarily all of its investable assets in the BlackRock Global Allocation Portfolio (“BlackRock Master Fund”). Due to its ownership of more than 5% of the shares of the BlackRock Master Fund, the BlackRock Feeder Fund may be deemed an affiliated person thereof under the Investment Company Act of 1940. The JNL/Mellon Capital Management S&P 500 Index Fund invested in Bank of New York Mellon Corp., the parent company of its sub-adviser. The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Company® and the Funds’ Adviser. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. The JNL/T. Rowe Price Value Fund invested in the T. Rowe Price Institutional Floating Rate Fund which is an affiliate of the Fund. The JNL/T. Rowe Price Short-Term Bond Fund invested in the T. Rowe Price Term Asset-Backed Securities Loan Facility which is an affiliate of the Fund.

The following table details each Fund’s long-term investments in affiliates held at December 31, 2010.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (Loss)	Value End of Period
JNL/BlackRock Global Allocation Fund	BlackRock Global Allocation Portfolio	$-	$181,946	$3,676	$2,176	$(3)	$179,646
JNL/Mellon Capital Management S&P 500 Index Fund	Bank of New York Mellon Corp.	3,008	1,042	35	45	(2)	4,327
JNL/Mellon Capital Management International Index Fund	Prudential plc	1,858	595	-	66	-	2,552

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Investments in Affiliates
Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (Loss)	Value End of Period
JNL/T. Rowe Price Short-Term Bond Fund	T. Rowe Price Term Asset-Backed Securities Loan Facility	$1,702	$6,187	$5,241	$840	$188	$2.543
JNL/T. Rowe Price Value Fund	T. Rowe Price Institutional Floating Rate Fund	8,104	307	4,432	346	860	4,227

The following table details cash management investments in affiliates held at December 31, 2010. There was no realized gain or loss relating to transactions in these investments during the year ended December 31, 2010.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/BlackRock Commodity Securities Fund	$9,840	$62,860	$21
JNL/Capital Guardian Global Balanced Fund	13,868	16,241	6
JNL/Capital Guardian Global Diversified Research Fund	18,355	14,275	8
JNL/Capital Guardian U.S. Growth Equity Fund	14,662	55,757	22
JNL/Eagle Core Equity Fund	4,732	9,525	7
JNL/Eagle SmallCap Equity Fund	3,885	21,944	5
JNL/Franklin Templeton Global Growth Fund	25,086	28,349	15
JNL/Franklin Templeton Income Fund	90,379	67,966	40
JNL/Franklin Templeton International Small Cap Growth Fund	13,149	7,881	6
JNL/Franklin Templeton Mutual Shares Fund	50,580	62,650	28
JNL/Franklin Templeton Small Cap Value Fund	17,414	20,020	10
JNL/Goldman Sachs Core Plus Bond Fund	79,220	356,880	115
JNL/Goldman Sachs Emerging Markets Debt Fund	44,096	211,959	61
JNL/Goldman Sachs Mid Cap Value Fund	12,147	23,029	8
JNL/Goldman Sachs U.S. Equity Flex Fund	4,692	4,931	2
JNL/Invesco International Growth Fund	36,147	37,733	19
JNL/Invesco Large Cap Growth Fund	17,262	18,815	27
JNL/Invesco Global Real Estate Fund	8,814	8,743	6
JNL/Invesco Small Cap Growth Fund	4,526	4,579	2
JNL/Ivy Asset Strategy Fund	29,184	100,979	39
JNL/JPMorgan International Value Fund	14,166	11,098	7
JNL/JPMorgan MidCap Growth Fund	5,286	5,111	3
JNL/JPMorgan U.S. Government & Quality Bond Fund	19,879	36,257	34
JNL/Lazard Emerging Markets Fund	46,043	60,363	32
JNL/Lazard Mid Cap Equity Fund	4,587	11,284	4
JNL/M&G Global Basics Fund	1,114	5,571	3
JNL/M&G Global Leaders Fund	846	-	-
JNL/Mellon Capital Management European 30 Fund	268	79	-
JNL/Mellon Capital Management Pacific Rim 30 Fund	367	134	-
JNL/Mellon Capital Management S&P 500 Index Fund	29,658	16,641	17
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	7,170	12,073	8
JNL/Mellon Capital Management Small Cap Index Fund	14,720	12,878	7
JNL/Mellon Capital Management International Index Fund	15,534	28,075	11
JNL/Mellon Capital Management Bond Index Fund	26,989	44,153	20
JNL/Mellon Capital Management Global Alpha Fund	6,240	3,593	5
JNL/Oppenheimer Global Growth Fund	6,887	7,173	4
JNL/PAM Asia ex-Japan Fund	2,890	1,752	1
JNL/PAM China-India Fund	8,553	20,481	6
JNL/PIMCO Real Return Fund	963	400	3
JNL/PIMCO Total Return Bond Fund	4,480	15,624	11
JNL/PPM America High Yield Bond Fund	27,030	35,569	23
JNL/PPM America Mid Cap Value Fund	381	864	1
JNL/PPM America Small Cap Value Fund	126	634	-
JNL/PPM America Value Equity Fund	702	233	-
JNL/Red Rocks Listed Private Equity Fund	6,305	20,746	6
JNL/S&P Competitive Advantage Fund	648	613	1
JNL/S&P Dividend Income & Growth Fund	1,254	5,012	2
JNL/S&P Intrinsic Value Fund	2,119	1,339	1
JNL/S&P Total Yield Fund	616	518	1
JNL/Select Balanced Fund	39,129	130,095	51
JNL/Select Value Fund	22,516	26,760	14
JNL/T. Rowe Price Established Growth Fund	2,905	250	1
JNL/T. Rowe Price Mid-Cap Growth Fund	4,417	4,056	3
JNL/T. Rowe Price Short-Term Bond Fund	3,374	6,234	4
JNL/T. Rowe Price Value Fund	9,543	4,638	2

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Investments in Affiliates

T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$5,950	$21,210	$30
JNL/T. Rowe Price Mid-Cap Growth Fund	42,725	62,363	143
JNL/T. Rowe Price Short-Term Bond Fund	23,791	50,383	83
JNL/T. Rowe Price Value Fund	16,472	14,447	37

Unfunded Loan Commitments – See Note 3 in the Notes to the Financial Statements for further discussion of unfunded commitments. The following table details unfunded loan commitments at December 31, 2010.

JNL/Franklin Templeton Mutual Shares Fund	Unfunded Commitment
Realogy Corp. Term Loan Revolver, 0.00%, 10/10/13	$582

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange, investments in mutual funds or securities lending collateral, which are valued as a practical expedient at its daily reported net asset value (“NAV”). Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as: trading activity of similar markets or securities, or changes in the security’s underlying index or comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are not available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please see Note 2 in the Notes to the Financial Statements for security valuation accounting policies.

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

The following table summarizes each Fund’s investments in securities and other financial instruments as of December 31, 2010 by valuation level.

	Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/American Funds Blue Chip Income and Growth Fund
Investment Companies	$149,079	$–	$–	$149,079	$–	$–	$–	$–
Fund Total	$149,079	$–	$–	$149,079	$–	$–	$–	$–
JNL/American Funds Global Bond Fund
Investment Companies	$105,387	$–	$–	$105,387	$–	$–	$–	$–
Fund Total	$105,387	$–	$–	$105,387	$–	$–	$–	$–
JNL/American Funds Global Small Capitalization Fund
Investment Companies	$80,981	$–	$–	$80,981	$–	$–	$–	$–
Fund Total	$80,981	$–	$–	$80,981	$–	$–	$–	$–
JNL/American Funds Growth-Income Fund
Investment Companies	$174,607	$–	$–	$174,607	$–	$–	$–	$–
Fund Total	$174,607	$–	$–	$174,607	$–	$–	$–	$–
JNL/American Funds International Fund
Investment Companies	$102,840	$–	$–	$102,840	$–	$–	$–	$–
Fund Total	$102,840	$–	$–	$102,840	$–	$–	$–	$–
JNL/American Funds New World Fund
Investment Companies	$133,548	$–	$–	$133,548	$–	$–	$–	$–
Fund Total	$133,548	$–	$–	$133,548	$–	$–	$–	$–
JNL Institutional Alt 20 Fund
Investment Companies	$615,135	$–	$–	$615,135	$–	$–	$–	$–
Fund Total	$615,135	$–	$–	$615,135	$–	$–	$–	$–

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL Institutional Alt 35 Fund
Investment Companies	$885,592	$–	$–	$885,592	$–	$–	$–	$–
Fund Total	$885,592	$–	$–	$885,592	$–	$–	$–	$–
JNL Institutional Alt 50 Fund
Investment Companies	$1,077,783	$–	$–	$1,077,783	$–	$–	$–	$–
Fund Total	$1,077,783	$–	$–	$1,077,783	$–	$–	$–	$–
JNL Institutional Alt 65 Fund
Investment Companies	$728,524	$–	$–	$728,524	$–	$–	$–	$–
Fund Total	$728,524	$–	$–	$728,524	$–	$–	$–	$–
JNL/BlackRock Commodity Securities Fund
Common Stocks	$453,359	$5,758	$–	$459,117	$–	$–	$–	$–
Commodity Indexed Structured Notes	–	210,771	–	210,771	–	–	–	–
Short Term Securities	240,516	270,961	–	511,477	–	–	–	–
Fund Total	$693,875	$487,490	$–	$1,181,365	$–	$–	$–	$–
JNL/BlackRock Global Allocation Fund
Investment Companies	$179,646	$–	$–	$179,646	$–	$–	$–	$–
Fund Total	$179,646	$–	$–	$179,646	$–	$–	$–	$–
JNL/Capital Guardian Global Balanced Fund
Common Stocks	$171,044	$63,439	$–	$234,483	$–	$–	$–	$–
Preferred Stocks	1,320	–	–	1,320	–	–	–	–
Rights	16	–	–	16	–	–	–	–
Corporate Bonds and Notes	–	20,671	–	20,671	–	–	–	–
Government and Agency Obligations	–	88,227	–	88,227	–	–	–	–
Short Term Securities	30,112	–	–	30,112	–	–	–	–
Fund Total	$202,492	$172,337	$–	$374,829	$–	$–	$–	$–
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$333,250	$89,067	$–	$422,317	$–	$–	$–	$–
Corporate Bonds and Notes	–	372	–	372	–	–	–	–
Short Term Securities	24,367	–	–	24,367	–	–	–	–
Fund Total	$357,617	$89,439	$–	$447,056	$–	$–	$–	$–
JNL/Capital Guardian U.S. Growth Equity Fund
Common Stocks	$842,315	$–	$–	$842,315	$–	$–	$–	$–
Short Term Securities	77,438	–	–	77,438	–	–	–	–
Fund Total	$919,753	$–	$–	$919,753	$–	$–	$–	$–
JNL/Eagle Core Equity Fund
Common Stocks	$191,556	$–	$–	$191,556	$–	$–	$–	$–
Investment Companies	6,424	–	–	6,424	–	–	–	–
Short Term Securities	10,239	–	–	10,239	–	–	–	–
Fund Total	$208,219	$–	$–	$208,219	$–	$–	$–	$–
JNL/Eagle SmallCap Equity Fund
Common Stocks	$584,039	$–	$–	$584,039	$–	$–	$–	$–
Short Term Securities	55,204	–	–	55,204	–	–	–	–
Fund Total	$639,243	$–	$–	$639,243	$–	$–	$–	$–
JNL/Franklin Templeton Founding Strategy Fund
Investment Companies	$1,038,049	$–	$–	$1,038,049	$–	$–	$–	$–
Fund Total	$1,038,049	$–	$–	$1,038,049	$–	$–	$–	$–
JNL/Franklin Templeton Global Growth Fund
Common Stocks	$361,547	$84,665	$–	$446,212	$–	$–	$–	$–
Short Term Securities	33,620	–	–	33,619	–	–	–	–
Fund Total	$395,167	$84,665	$–	$479,831	$–	$–	$–	$–
JNL/Franklin Templeton Income Fund
Common Stocks	$349,609	$17,323	$–	$366,932	$–	$–	$–	$–
Preferred Stocks	13,880	34,960	–	48,840	–	–	–	–
Warrants	251	–	–	251	–	–	–	–
Non-U.S. Government Agency ABS	–	7,607	–	7,607	–	–	–	–
Corporate Bonds and Notes	–	556,103	7	556,110	–	–	–	–
Government and Agency Obligations	–	6,188	–	6,188	–	–	–	–
Short Term Securities	249,521	–	–	249,521	–	–	–	–
Fund Total	$613,261	$622,181	$7	$1,235,449	$–	$–	$–	$–
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$160,039	$41,648	$–	$201,687	$–	$–	$–	$–
Short Term Securities	30,999	–	–	30,999	–	–	–	–
Fund Total	$191,038	$41,648	$–	$232,686	$–	$–	$–	$–

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$438,991	$70,748	$4,578	$514,317	$–	$–	$–	$–
Corporate Bonds and Notes[1]	–	16,937	1,579	18,516	–	(565)	–	(565)
Short Term Securities	73,425	–	–	73,425	–	–	–	–

Fund Total	$512,416	$87,685	$6,157	$606,258	$–	$(565)	$–	$(565)
JNL/Franklin Templeton Small Cap Value Fund
Common Stocks	$274,072	$–	$–	$274,072	$–	$–	$–	$–
Short Term Securities	30,672	–	–	30,672	–	–	–	–

Fund Total	$304,744	$–	$–	$304,744	$–	$–	$–	$–
JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency ABS	$–	$133,848	$5,088	$138,936	$–	$–	$–	$–
Corporate Bonds and Notes	–	293,035	–	293,035	–	–	–	–
Government and Agency Obligations	–	643,964	–	643,964	–	(23,595)	–	(23,595)
Short Term Securities	427,793	–	–	427,793	–	–	–	–

Fund Total	$427,793	$1,070,847	$5,088	$1,503,728	$–	$(23,595)	$–	$(23,595)
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bonds and Notes	$–	$56,903	$2,680	$59,583	$–	$–	$–	$–
Government and Agency Obligations	–	444,915	–	444,915	–	–	–	–
Short Term Securities	211,959	14,379	–	226,338	–	–	–	–

Fund Total	$211,959	$516,197	$2,680	$730,836	$–	$–	$–	$–
JNL/Goldman Sachs MidCap Value Fund
Common Stocks	$490,056	$–	$–	$490,056	$–	$–	$–	$–
Short Term Securities	31,802	–	–	31,802	–	–	–	–

Fund Total	$521,858	$–	$–	$521,858	$–	$–	$–	$–
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$145,714	$–	$–	$145,714	$(35,216)	$–	$–	$(35,216)
Short Term Securities	4,931	–	–	4,931	–	–	–	–

Fund Total	$150,645	$–	$–	$150,645	$(35,216)	$–	$–	$(35,216)
JNL/Invesco Global Real Estate Fund
Common Stocks	$556,534	$94,317	$–	$650,851	$–	$–	$–	$–
Short Term Securities	39,619	–	–	39,619	–	–	–	–

Fund Total	$596,153	$94,317	$–	$690,470	$–	$–	$–	$–
JNL/Invesco International Growth Fund
Common Stocks	$377,831	$172,048	$–	$549,879	$–	$–	$–	$–
Short Term Securities	64,044	–	–	64,044	–	–	–	–

Fund Total	$441,875	$172,048	$–	$613,923	$–	$–	$–	$–
JNL/Invesco Large Cap Growth Fund
Common Stocks	$888,774	$–	$–	$888,774	$–	$–	$–	$–
Short Term Securities	25,059	–	–	25,059	–	–	–	–

Fund Total	$913,833	$–	$–	$913,833	$–	$–	$–	$–
JNL/Invesco Small Cap Growth Fund
Common Stocks	$145,867	$–	$–	$145,867	$–	$–	$–	$–
Short Term Securities	18,035	–	–	18,035	–	–	–	–

Fund Total	$163,902	$–	$–	$163,902	$–	$–	$–	$–
JNL/Ivy Asset Strategy Fund
Common Stocks	$605,782	$88,202	$–	$693,984	$–	$–	$–	$–
Preferred Stocks	13,021	38,776	–	51,797	–	–	–	–
Options Purchased	601	–	6,037	6,638	–	–	–	–
Precious Metals	110,710	–	–	110,710	–	–	–	–
Short Term Securities	100,979	–	–	100,979	–	–	–	–

Fund Total	$831,093	$126,978	$6,037	$964,108	$–	$–	$–	$–
JNL/JPMorgan International Value Fund
Common Stocks	$329,211	$252,435	$–	$581,646	$–	$–	$–	$–
Preferred Stocks	–	9,019	–	9,019	–	–	–	–
Short Term Securities	33,214	–	–	33,214	–	–	–	–

Fund Total	$362,425	$261,454	$–	$623,879	$–	$–	$–	$–
JNL/JPMorgan Mid Cap Growth Fund
Common Stocks	$226,337	$–	$587	$226,924	$–	$–	$–	$–
Short Term Securities	20,141	–	–	20,141	–	–	–	–

Fund Total	$246,478	$–	$587	$247,065	$–	$–	$–	$–
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$–	$33,053	$–	$33,053	$–	$–	$–	$–
Corporate Bonds and Notes	–	6,687	–	6,687	–	–	–	–
Government and Agency Obligations	–	838,565	–	838,565	–	–	–	–
Short Term Securities	67,601	–	–	67,601	–	–	–	–

Fund Total	$67,601	$878,305	$–	$945,906	$–	$–	$–	$–

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

JNL/Lazard Emerging Markets Fund
Common Stocks	$1,022,578	$275,082	$–	$1,297,660	$–	$–	$–	$–
Preferred Stocks	37,327	–	–	37,327	–	–	–	–
Short Term Securities	129,721	–	–	129,721	–	–	–	–

Fund Total	$1,189,626	$275,082	$–	$1,464,708	$–	$–	$–	$–
JNL/Lazard Mid Cap Equity Fund
Common Stocks	$203,309	$–	$–	$203,309	$–	$–	$–	$–
Preferred Stocks	–	–	1,015	1,015	–	–	–	–
Short Term Securities	13,184	–	–	13,184	–	–	–	–

Fund Total	$216,493	$–	$1,015	$217,508	$–	$–	$–	$–
JNL/M&G Global Basics Fund
Common Stocks	$165,300	$24,226	$–	$189,526	$–	$–	$–	$–
Preferred Stocks	164	–	–	164	–	–	–	–
Short Term Securities	23,050	–	–	23,050	–	–	–	–

Fund Total	$188,514	$24,226	$–	$212,740	$–	$–	$–	$–
JNL/M&G Global Leaders Fund
Common Stocks	$23,156	$5,669	$–	$28,825	$–	$–	$–	$–
Preferred Stocks	–	849	–	849	–	–	–	–
Short Term Securities	1,053	–	–	1,053	–	–	–	–

Fund Total	$24,209	$6,518	$–	$30,727	$–	$–	$–	$–
JNL/Mellon Capital Management 10 x 10 Fund
Investment Companies	$257,560	$–	$–	$257,560	$–	$–	$–	$–

Fund Total	$257,560	$–	$–	$257,560	$–	$–	$–	$–
JNL/Mellon Capital Management Index 5 Fund
Investment Companies	$332,499	$–	$–	$332,499	$–	$–	$–	$–

Fund Total	$332,499	$–	$–	$332,499	$–	$–	$–	$–
JNL/Mellon Capital Management European 30 Fund
Common Stocks	$10,023	$7,970	$–	$17,993	$–	$–	$–	$–
Investment Companies	318	–	–	318	–	–	–	–
Short Term Securities	191	–	–	191	–	–	–	–

Fund Total	$10,532	$7,970	$–	$18,502	$–	$–	$–	$–
JNL/Mellon Capital Management Pacific Rim 30 Fund
Common Stocks	$18,572	$19,026	$–	$37,598	$–	$–	$–	$–
Investment Companies	1,330	–	–	1,330	–	–	–	–
Short Term Securities	1,609	–	–	1,609	–	–	–	–

Fund Total	$21,511	$19,026	$–	$40,537	$–	$–	$–	$–
JNL/Mellon Capital Management S&P 500 Index Fund
Common Stocks	$1,322,092	$–	$–	$1,322,092	$–	$–	$–	$–
Short Term Securities	29,780	1,295	–	31,075	–	–	–	–

Fund Total	$1,351,872	$1,295	$–	$1,353,167	$–	$–	$–	$–
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Common Stocks	$657,969	$–	$–	$657,969	$–	$–	$–	$–
Short Term Securities	53,214	940	–	54,154	–	–	–	–

Fund Total	$711,184	$940	$–	$712,123	$–	$–	$–	$–
JNL/Mellon Capital Management Small Cap Index Fund
Common Stocks	$699,827	$–	$45	$699,872	$–	$–	$–	$–
Short Term Securities	95,998	895	–	96,893	–	–	–	–

Fund Total	$795,825	$895	$45	$796,765	$–	$–	$–	$–
JNL/Mellon Capital Management International Index Fund
Common Stocks	$523,101	$525,104	$–	$1,048,205	$–	$–	$–	$–
Preferred Stocks	–	7,019	–	7,019	–	–	–	–
Short Term Securities	84,545	1,710	–	86,255	–	–	–	–

Fund Total	$607,646	$533,833	$–	$1,141,479	$–	$–	$–	$–
JNL/Mellon Capital Management Bond Index Fund
Non-U.S. Government Agency ABS	$–	$37,535	$–	$37,535	$–	$–	$–	$–
Corporate Bonds and Notes	–	280,379	–	280,379	–	–	–	–
Government and Agency Obligations	–	999,525	–	999,525	–	–	–	–
Short Term Securities	118,895	–	–	118,895	–	–	–	–

Fund Total	$118,895	$1,317,439	$–	$1,436,334	$–	$–	$–	$–
JNL/Mellon Capital Management Global Alpha Fund
Short Term Securities	$3,593	$194,832	$–	$198,425	$–	$–	$–	$–

Fund Total	$3,593	$194,832	$–	$198,425	$–	$–	$–	$–
JNL/Oppenheimer Global Growth Fund
Common Stocks	$242,189	$146,897	$–	$389,086	$–	$–	$–	$–
Preferred Stocks	–	5,129	–	5,129	–	–	–	–
Short Term Securities	27,066	–	–	27,066	–	–	–	–

Fund Total	$269,255	$152,026	$–	$421,281	$–	$–	$–	$–

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

		Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

JNL/PAM Asia ex-Japan Fund
Common Stocks	$107,976	$41,667	$-	$149,643	$-	$-	$-	$-
Rights	-	42	-	42	-	-	-	-
Warrants	18	-	-	18	-	-	-	-
Short Term Securities	6,871	-	-	6,871	-	-	-	-

Fund Total	$114,865	$41,709	$-	$156,574	$-	$-	$-	$-
JNL/PAM China-India Fund
Common Stocks	$364,766	$-	$-	$364,766	$-	$-	$-	$-
Short Term Securities	37,358	-	-	37,358	-	-	-	-

Fund Total	$402,124	$-	$-	$402,124	$-	$-	$-	$-
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS	$-	$153,991	$33,594	$187,585	$-	$-	$-	$-
Corporate Bonds and Notes	-	493,463	1,562	495,025	-	-	-	-
Government and Agency Obligations	-	1,671,917	-	1,671,917	-	(1,540)	-	(1,540)
Preferred Stocks	500	-	-	500	-	-	-	-
Reverse Repurchase Agreements	-	-	-	-	-	(114,399)		(114,399)
Short Term Securities	42,366	626,790	-	669,156	-	-	-	-

Fund Total	$42,866	$2,946,161	$35,156	$3,024,183	$-	$(115,939)	$-	$(115,939)
JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency ABS	$-	$197,548	$2,404	$199,952	$-	$-	$-	$-
Corporate Bonds and Notes	-	931,089	5,063	936,152	-	-	-	-
Government and Agency Obligations	-	3,178,187	179	3,178,366	-	(49,840)	-	(49,840)
Preferred Stocks	384	1,050	3,191	4,625	-	-	-	-
Reverse Repurchase Agreements	-	-	-	-	-	(110,203)	-	(110,203)
Short Term Securities	205,069	202,242	-	407,311	-	-	-	-

Fund Total	$205,453	$4,510,116	$10,837	$4,726,406	$-	$(160,043)	$-	$(160,043)
JNL/PPM America High Yield Bond Fund
Common Stocks	$14,908	$-	$-	$14,908	$-	$-	$-	$-
Preferred Stocks	5,686	958	-	6,644	-	-	-	-
Investment Companies	6,138	-	-	6,138	-	-	-	-
Non-U.S. Government Agency ABS	-	38,333	-	38,333	-	-	-	-
Corporate Bonds and Notes	-	789,984	-	789,984	-	-	-	-
Short Term Securities	249,112	-	-	249,112	-	-	-	-

Fund Total	$275,844	$829,275	$-	$1,105,119	$-	$-	$-	$-
JNL/PPM America Mid Cap Value Fund
Common Stocks	$85,801	$-	$-	$85,801	$-	$-	$-	$-
Short Term Securities	3,126	-	-	3,126	-	-	-	-

Fund Total	$88,927	$-	$-	$88,927	$-	$-	$-	$-
JNL/PPM America Small Cap Value Fund
Common Stocks	$67,226	$-	$-	$67,226	$-	$-	$-	$-
Short Term Securities	5,966	-	-	5,966	-	-	-	-

Fund Total	$73,192	$-	$-	$73,192	$-	$-	$-	$-
JNL/PPM America Value Equity Fund
Common Stocks	$113,707	$-	$-	$113,707	$-	$-	$-	$-
Short Term Securities	1,684	-	-	1,684	-	-	-	-

Fund Total	$115,391	$-	$-	$115,391	$-	$-	$-	$-
JNL/Red Rocks Listed Private Equity Fund
Common Stocks	$549,490	$74,102	$-	$623,592	$-	$-	$-	$-
Rights	250	-	-	250	-	-	-	-
Short Term Securities	20,811	-	-	20,811	-	-	-	-

Fund Total	$570,551	$74,102	$-	$644,653	$-	$-	$-	$-
JNL/S&P Managed Conservative Fund
Investment Companies	$979,714	$-	$-	$979,714	$-	$-	$-	$-

Fund Total	$979,714	$-	$-	$979,714	$-	$-	$-	$-
JNL/S&P Managed Moderate Fund
Investment Companies	$1,665,329	$-	$-	$1,665,329	$-	$-	$-	$-

Fund Total	$1,665,329	$-	$-	$1,665,329	$-	$-	$-	$-
JNL/S&P Managed Moderate Growth Fund
Investment Companies	$2,861,578	$-	$-	$2,861,578	$-	$-	$-	$-

Fund Total	$2,861,578	$-	$-	$2,861,578	$-	$-	$-	$-
JNL/S&P Managed Growth Fund
Investment Companies	$2,141,119	$-	$-	$2,141,119	$-	$-	$-	$-

Fund Total	$2,141,119	$-	$-	$2,141,119	$-	$-	$-	$-
JNL/S&P Managed Aggressive Growth Fund
Investment Companies	$788,793	$-	$-	$788,793	$-	$-	$-	$-

Fund Total	$788,793	$-	$-	$788,793	$-	$-	$-	$-

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

JNL/S&P Disciplined Moderate Fund
Investment Companies	$346,489	$–	$–	$346,489	$–	$–	$–	$–

Fund Total	$346,489	$–	$–	$346,489	$–	$–	$–	$–
JNL/S&P Disciplined Moderate Growth Fund
Investment Companies	$376,153	$–	$–	$376,153	$–	$–	$–	$–

Fund Total	$376,153	$–	$–	$376,153	$–	$–	$–	$–
JNL/S&P Disciplined Growth Fund
Investment Companies	$137,498	$–	$–	$137,498	$–	$–	$–	$–

Fund Total	$137,498	$–	$–	$137,498	$–	$–	$–	$–
JNL/S&P Competitive Advantage Fund
Common Stocks	$295,499	$–	$–	$295,499	$–	$–	$–	$–
Short Term Securities	10,330	–	–	10,330	–	–	–	–

Fund Total	$305,829	$–	$–	$305,829	$–	$–	$–	$–
JNL/S&P Dividend Income & Growth Fund
Common Stocks	$439,805	$–	$–	$439,805	$–	$–	$–	$–
Short Term Securities	24,780	–	–	24,780	–	–	–	–

Fund Total	$464,585	$–	$–	$464,585	$–	$–	$–	$–
JNL/S&P Intrinsic Value Fund
Common Stocks	$319,643	$–	$–	$319,643	$–	$–	$–	$–
Short Term Securities	15,514	–	–	15,514	–	–	–	–

Fund Total	$335,157	$–	$–	$335,157	$–	$–	$–	$–
JNL/S&P Total Yield Fund
Common Stocks	$281,043	$–	$–	$281,043	$–	$–	$–	$–
Short Term Securities	10,049	–	–	10,049	–	–	–	–

Fund Total	$291,092	$–	$–	$291,092	$–	$–	$–	$–
JNL/S&P 4 Fund
Investment Companies	$843,994	$–	$–	$843,994	$–	$–	$–	$–

Fund Total	$843,994	$–	$–	$843,994	$–	$–	$–	$–
JNL/Select Balanced Fund
Common Stocks	$853,910	$–	$–	$853,910	$–	$–	$–	$–
Non-U.S. Government Agency ABS	–	14,721	–	14,721	–	–	–	–
Corporate Bonds and Notes	–	126,383	–	126,383	–	–	–	–
Government and Agency Obligations	–	245,458	–	245,458	–	–	–	–
Short Term Securities	153,986	–	–	153,986	–	–	–	–

Fund Total	$1,007,896	$386,562	$–	$1,394,458	$–	$–	$–	$–
JNL/Select Money Market Fund
Corporate Bonds and Notes	$–	$30,093	$–	$30,093	$–	$–	$–	$–
Short Term Securities	77	683,085	–	683,162	–	–	–	–

Fund Total	$77	$713,178	$–	$713,255	$–	$–	$–	$–
JNL/Select Value Fund
Common Stocks	$1,129,045	$–	$–	$1,129,045	$–	$–	$–	$–
Short Term Securities	31,658	–	–	31,658	–	–	–	–

Fund Total	$1,160,703	$–	$–	$1,160,703	$–	$–	$–	$–
JNL/T.Rowe Price Established Growth Fund
Common Stocks	$1,486,911	$6,092	$–	$1,493,003	$–	$–	$–	$–
Preferred Stocks	–	–	3,407	3,407	–	–	–	–
Short Term Securities	42,812	–	–	42,812	–	–	–	–

Fund Total	$1,529,723	$6,092	$3,407	$1,539,222	$–	$–	$–	$–
JNL/T.Rowe Price Mid-Cap Growth Fund
Common Stocks	$1,341,016	$–	$–	$1,341,016	$–	$–	$–	$–
Short Term Securities	160,657	–	–	160,657	–	–	–	–

Fund Total	$1,501,674	$–	$–	$1,501,673	$–	$–	$–	$–
JNL/T.Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency ABS	$–	$112,776	$–	$112,776	$–	$–	$–	$–
Corporate Bonds and Notes	–	417,562	–	417,562	–	–	–	–
Government and Agency Obligations	–	276,366	–	276,366	–	–	–	–
Investment Companies	–	–	2,543	2,543	–	–	–	–
Short Term Securities	61,850	863	–	62,713	–	–	–	–

Fund Total	$61,850	$807,567	$2,543	$871,960	$–	$–	$–	$–

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

JNL/T.Rowe Price Value Fund
Common Stocks	$1,097,114	$–	$–	$1,097,114	$–	$–	$–	$–
Preferred Stocks	5,870	9,259	–	15,129	–	–	–	–
Investment Companies	4,227	–	–	4,227	–	–	–	–
Corporate Bonds and Notes	–	1,796	–	1,796	–	–	–	–
Short Term Securities	33,316	–	–	33,316	–	–	–	–
Fund Total	$1,140,527	$11,055	$–	$1,151,582	$–	$–	$–	$–

1Unfunded loan commitments in the JNL/Franklin Templeton Mutual Shares Fund are not reflected in the Schedules of Investments. The unfunded loan commitments and unrealized appreciation on these commitments are included in payable for investment securities purchased and other assets, respectively, in the Statements of Assets and Liabilities.

	Assets - Other Financial Instruments[1]				Liabilities - Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$-	$284	$-	$284	$-	$(147)	$-	$(147)

JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$-	$1,605	$-	$1,605	$-	$(3,350)	$-	$(3,350)

JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$451	$-	$-	$451	$(1,959)	$-	$-	$(1,959)
Open Forward Foreign Currency Contracts	-	2,020	-	2,020	-	(2,807)	-	(2,807)
Interest Rate Swap Agreements	-	9,619	-	9,619	-	(7,515)	-	(7,515)
Credit Default Swap Agreements	-	149	-	149	-	-	-	-

Fund Total	$451	$11,788	$-	$12,239	$(1,959)	$(10,322)	$-	$(12,281)
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Forward Foreign Currency Contracts	$-	$9,706	$-	$9,706	$-	$(10,386)	$-	$(10,386)
Interest Rate Swap Agreements	-	5,489	-	5,489	-	(1,425)	-	(1,425)
Total Return Swap Agreements	-	285	-	285	-	(24)	-	(24)

Fund Total	$-	$15,480	$-	$15,480	$-	$(11,835)	$-	$(11,835)
JNL/Ivy Asset Strategy Fund
Written Options	$-	$-	$-	$-	$(225)	$-	$(1,583)	$(1,808)
Open Forward Foreign Currency Contracts	-	-	-	-	-	(3,797)	-	(3,797)
Total Return Swap Agreements	-	15	-	15	-	(41)	-	(41)

Fund Total	$-	$15	$-	$15	$(225)	$(3,838)	$(1,583)	$(5,646)
JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$-	$5,552	$-	$5,552	$-	$(1,290)	$-	$(1,290)

JNL/Mellon Capital Management S&P 500 Index Fund
Open Futures Contracts	$104	$-	$-	$104	$-	$-	$-	$-

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Open Futures Contracts	$71	$-	$-	$71	$-	$-	$-	$-

JNL/Mellon Capital Management Small Cap Index Fund
Open Futures Contracts	$118	$-	$-	$118	$-	$-	$-	$-

JNL/Mellon Capital Management International Index Fund
Open Futures Contracts	$32	$-	$-	$32	$(237)	$-	$-	$(237)
Open Forward Foreign Currency Contracts	-	921	-	921	-	(452)	-	(452)

Fund Total	$32	$921	$-	$953	$(237)	$(452)	$-	$(689)
JNL/Mellon Capital Management Global Alpha Fund
Open Futures Contracts	$695	$-	$-	$695	$(2,709)	$-	$-	$(2,709)
Open Forward Foreign Currency Contracts	-	4,209	-	4,209	-	(1,440)	-	(1,440)

Fund Total	$695	$4,209	$-	$4,904	$(2,709)	$(1,440)	$-	$(4,149)
JNL/PIMCO Real Return Fund
Written Options	$-	$-	$-	$-	$(1,082)	$(2,736)	$(985)	$(4,803)
Open Futures Contracts	238	-	-	238	(43)	-	-	(43)
Open Forward Foreign Currency Contracts	-	1,070	-	1,070	-	(1,294)	-	(1,294)
Interest Rate Swap Agreements	-	1,731	-	1,731	-	(28)	-	(28)
Credit Default Swap Agreements	-	1,689	-	1,689	-	(822)	-	(822)

Fund Total	$238	$4,490	$-	$4,728	$(1,125)	$(4,880)	$(985)	$(6,990)
JNL/PIMCO Total Return Bond Fund
Written Options	$-	$-	$-	$-	$(656)	$(6,755)	$(2,227)	$(9,638)
Open Futures Contracts	1,055	-	-	1,055	(3,583)	-	-	(3,583)
Open Forward Foreign Currency Contracts	-	4,866	-	4,866	-	(3,345)	-	(3,345)
Interest Rate Swap Agreements	-	3,270	-	3,270	-	(1,176)	-	(1,176)
Credit Default Swap Agreements	-	3,443	-	3,443	-	(209)	-	(209)

Fund Total	$1,055	$11,579	$-	$12,634	$(4,239)	$(11,485)	$(2,227)	$(17,951)

1Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include, but are not limited to forward foreign currency contracts, futures contracts, options written and swap agreements. Options purchased are included in Investments in Securities. All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”
	Assets - Other Financial Instruments[1]				Liabilities - Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/T. Rowe Price Short-Term Bond Fund
Open Forward Foreign Currency Contracts	$-	$-	$-	$-	$-	$(88)	$-	$(88)

1Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include, but are not limited to forward foreign currency contracts, futures contracts, options written and swap agreements. Options purchased are included in Investments in Securities. All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.

Significant transfers between Level 1 and Level 2 valuations during the year ended December 31, 2010, related to certain Fund’s using an independent statistical fair value model pricing service to value certain foreign securities as described in Note 2 in the Notes to the Financial Statements. In instances when criteria constituting a significant event exists and foreign investments are valued using an independent statistical fair value pricing service, they are considered Level 2 valuations. In the absence of the existence of such criteria, the same foreign investments are generally valued using market prices from the applicable exchange and are considered Level 1 valuations. Significant event criteria existed as of December 31, 2009 and December 31, 2010, and therefore, certain foreign investments were valued as Level 2 valuations. In addition, securities lending collateral funds which were valued as a Level 2 at December 31, 2009, were valued as a Level 1 at December 31, 2010. There were no significant transfers into or out of Level 3.

The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value during the year ended December 31, 2010:

	Balance at Beginning of Period	Transfers Into Level 3 During the Period	Transfers Out of Level 3 During the Period	Total Realized and Change in Unrealized Gain/(Loss)	Purchases	(Sales)	Balance at End of Period	Change In Unrealized Appreciation/ (Depreciation) During the Period For Level 3 Investments held at End of Period[2]

JNL/Capital Guardian Global Balanced Fund
Government and Agency Obligations	$147	$-	$-	$28	$428	$(603)	$-	$-

Fund Total Investments in Securities	$147	$-	$-	$28	$428	$(603)	$-	$-
JNL/Franklin Templeton Income Fund
Corporate Bond and Notes	$-	$14	$-	$(7)	$-	$-	$7	$(7)

Fund Total Investments in Securities	$-	$14	$-	$(7)	$-	$-	$7	$(7)
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$12	$-	$-	$59	$-	$(71)	$-	$-

Fund Total Investments in Securities	$12	$-	$-	$59	$-	$(71)	$-	$-
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$965	$-	$-	$1,105	$2,508	$-	$4,578	$1,118
Corporate Bond and Notes	391	-	-	1,188	-	-	1,579	1,188

Fund Total Investments in Securities	$1,356	$-	$-	$2,293	$2,508	$-	$6,157	$2,306
JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency ABS	$1,762	$-	$(1,762)	$-	$5,088	$-	$5,088	$-
Corporate Bond and Notes	424	-	(424)	-	-	-	-	-
Government and Agency Obligations	1,216	-	-	(60)	-	(1,156)	-	-
Common Stocks	9	-	-	(9)	-	-	-	-

Fund Total Investments in Securities	$3,411	$-	$(2,186)	$(69)	$5,088	$(1,156)	$5,088	$-
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bond and Notes	$14,512	$-	$(9,793)	$295	$2,456	$(4,790)	$2,680	$225

Fund Total Investments in Securities	$14,512	$-	$(9,793)	$295	$2,456	$(4,790)	$2,680	$225
Investments in Other Financial Instruments[1]
Total Return Swap Agreements	$42	$-	$-	$404	$-	$-	$446	$-

Fund Total Investments in Other Financial Instruments	$42	$-	$-	$404	$-	$-	$446	$-
JNL/Ivy Asset Strategy Fund
Options Purchased	$-	$-	$-	$12	$6,025	$-	$6,037	$12

Fund Total Investments in Securities	$-	$-	$-	$12	$6,025	$-	$6,037	$12
Investments in Other Financial Instruments[1]
Written Options	$-	$-	$-	$(333)	$-	$(1,250)	$(1,583)	$(333)

Fund Total Investments in Other Financial Instruments	$-	$-	$-	$(333)	$-	$(1.250)	$(1,583)	$(333)
JNL/JPMorgan MidCap Growth Fund
Common Stocks	$440	$-	$147	$-	$-	$-	$587	$147

Fund Total Investments in Securities	$440	$-	$147	$-	$-	$-	$587	$147
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$506	$-	$(506)	$-	$-	$-	$-	$-

Fund Total Investments in Securities	$506	$-	$(506)	$-	$-	$-	$-	$-

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Balance at Beginning of Period	Transfers Into Level 3 During the Period	Transfers Out of Level 3 During the Period	Total Realized and Change in Unrealized Gain/(Loss)	Purchases	(Sales)	Balance at End of Period	Change In Unrealized Appreciation/ (Depreciation) During the Period For Level 3 Investments held at End of Period[2]

JNL/Lazard Emerging Markets Fund
Common Stocks	$5,840	$-	$(5,840)	$-	$-	$-	$-	$-

Fund Total Investments in Securities	$5,840	$-	$(5,840)	$-	$-	$-	$-	$-
JNL/Lazard Mid Cap Equity Fund
Preferred Stocks	$-	$-	$-	$-	$1,015	$-	$1,015	$-

Fund Total Investments in Securities	$-	$-	$-	$-	$1,015	$-	$1,015	$-
JNL/Mellon Capital Management Small Cap Index Fund
Common Stocks	$-	$-	$-	$20	$25	$-	$45	$20

Fund Total Investments in Securities	$-	$-	$-	$20	$25	$-	$45	$20
JNL/Mellon Capital Management International Index Fund
Common Stocks	$-	$7	$-	$(7)	$-	$-	$-	$(7)

Fund Total Investments in Securities	$-	$7	$-	$(7)	$-	$-	$-	$(7)
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS	$-	$-	$-	$(10)	$33,812	$(208)	$33,594	$(13)
Corporate Bond and Notes	-	-	-	29	1,536	(3)	1,562	29
Government and Agency Obligations	1,995	-	(1,995)	-	-	-	-	-

Fund Total Investments in Securities	$1,995	$-	$(1,995)	$19	$35,348	$(211)	$35,156	$16
Investments in Other Financial Instruments[1] Written Options	$-	$-	$-	$(344)	$-	$(641)	$(985)	$(344)

Fund Total Investments in Other Financial Instruments	$-	$-	$-	$(344)	$-	$(641)	$(985)	$(344)
JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency ABS	$-	$-	$-	$(7)	$2,411	$-	$2,404	$(7)
Corporate Bond and Notes	149	-	-	14	4,900	-	5,063	14
Government and Agency Obligations	183	-	-	(1)	-	(3)	179	(1)
Preferred Stocks	3,709	-	-	(518)	-	-	3,191	(518)

Fund Total Investments in Securities	$4,041	$-	$-	$(512)	$7,311	$(3)	$10,837	$(512)
Investments in Other Financial Instruments[1] Written Options	$-	$-	$-	$(773)	$-	$(1,454)	$(2,227)	$(733)

Fund Total Investments in Other Financial Instruments	$-	$-	$-	$(773)	$-	$(1,454)	$(2,227)	$(733)
JNL/PPM America High Yield Bond Fund
Corporate Bond and Notes	$1,616	$-	$-	$423	$-	$(2,039)	$-	$-
Common Stocks	10	-	-	(10)	-	-	-	(10)

Fund Total Investments in Securities	$1,626	$-	$-	$413	$-	$(2,039)	$-	$(10)
JNL/T. Rowe Price Established Growth Fund
Preferred Stocks	$-	$-	$-	$-	$3,407	$-	$3,407	$-

Fund Total Investments in Securities	$-	$-	$-	$-	$3,407	$-	$3,407	$-
JNL/T. Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency ABS	$1,572	$-	$(1,572)	$-	$-	$-	$-	$-
Investment Companies	1,702	-	-	(105)	6,187	(5,241)	2,543	(274)

Fund Total Investments in Securities	$3,274	$-	$(1,572)	$(105)	$6,187	$(5,241)	$2,543	$(274)

1Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include forward foreign currency contracts, futures contracts, options written and swap agreements. Options purchased are included in Investments in Securities. All derivatives, except for options written are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.

2The change in unrealized appreciation/(depreciation) for Level 3 investments held at December 31, 2010 is included in net change in unrealized appreciation or depreciation in the Statements of Operations.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2010

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value

Exchange-Traded Futures Options
JNL/PIMCO Real Return Fund
Eurodollar Future Call Option	09/19/2011	99.38	479	$(281)
Eurodollar Future Put Option	09/19/2011	99.38	479	(198)
U.S. 10-year Treasury Note Future Call Option	01/21/2011	129.00	97	(1)
U.S. 10-year Treasury Note Future Call Option	02/18/2011	125.00	388	(167)
U.S. 10-year Treasury Note Future Put Option	01/21/2011	124.00	97	(352)
U.S. 10-year Treasury Note Future Put Option	02/18/2011	115.00	194	(83)

			1,734	$(1,082)

JNL/PIMCO Total Return Bond Fund
Eurodollar Future Call Option	09/19/2011	99.38	656	$(385)
Eurodollar Future Put Option	09/19/2011	99.38	656	(271)

			1,312	$(656)

Index Options
JNL/Ivy Asset Strategy Fund
** Euro Stoxx 50 Index Put Option	02/18/2011	2,450.00	799	$(174)
** Euro Stoxx 50 Index Put Option	02/18/2011	2,500.00	612	(168)
** Euro Stoxx 50 Index Put Option	02/18/2011	2,550.00	821	(294)
** Euro Stoxx 50 Index Put Option	03/18/2011	2,450.00	824	(336)
** Euro Stoxx 50 Index Put Option	03/18/2011	2,500.00	1,218	(611)
Euro Stoxx 50 Index Put Option	03/18/2011	2,500.00	211	(107)
Euro Stoxx 50 Index Put Option	03/18/2011	2,450.00	284	(118)

			4,769	$(1,808)

JNL/PIMCO Real Return Fund
CDX.IG-15 5 Year Call Option	06/15/2011	0.80	11	$(4)
CDX.IG-15 5 Year Call Option	03/16/2011	0.80	22	(4)
CDX.IG-15 5 Year Call Option	01/19/2011	0.80	26	(2)
CDX.IG-15 5 Year Put Option	03/16/2011	1.70	14	—
CDX.IG-15 5 Year Put Option	06/15/2011	1.20	11	(4)
CDX.IG-15 5 Year Put Option	03/16/2011	1.30	22	(2)
CDX.IG-15 5 Year Put Option	06/15/2011	1.20	16	(6)
iTraxx Europe Series 14 Version 1 Call Option	03/16/2011	0.90	34	(8)
iTraxx Europe Series 14 Version 1 Put Option	03/16/2011	1.80	14	(1)
iTraxx Europe Series 14 Version 1 Put Option	03/16/2011	1.60	34	(6)
iTraxx Europe Series 14 Version 1 Put Option	03/16/2011	1.60	16	(3)
iTraxx Europe Series 14 Version 1 Put Option	01/19/2011	1.30	50	(4)
iTraxx Europe Series 14 Version 1 Put Option	01/19/2011	1.30	23	(2)

			293	$(46)

JNL/PIMCO Total Return Bond Fund
iTraxx Europe Series 14 Version 1 Call Option	03/16/2011	0.90	10	$(2)
iTraxx Europe Series 14 Version 1 Put Option	03/16/2011	1.60	10	(2)

			20	$(4)

Inflation Floor
JNL/PIMCO Real Return Fund
Floor - CPURNSA Index Option	03/10/2020	215.95	29	$(29)
Floor - CPURNSA Index Option	03/12/2020	215.95	46	(46)
Floor - CPURNSA Index Option	10/13/2020	218.01	298	(305)
Floor - CPURNSA Index Option	09/29/2020	217.97	31	(30)

			404	$(410)

JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option	09/29/2020	217.97	64	$(61)
Floor - CPURNSA Index Option	03/10/2020	215.95	19	(19)
Floor - CPURNSA Index Option	03/12/2020	215.95	18	(18)

			101	$(98)

Interest Rate Swaptions*
JNL/PIMCO Real Return Fund
Call Swaption, 3 month LIBOR versus 1.25% fixed	02/16/2016	N/A	355	$—

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2010

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Interest Rate Swaptions* (continued)
JNL/PIMCO Real Return Fund (continued)
Call Swaption, 3 month LIBOR versus 1.25% fixed	02/16/2016	N/A	141	$—
Put Swaption, 3 month LIBOR versus 1.80% fixed	02/16/2016	N/A	355	(827)
Put Swaption, 3 month LIBOR versus 1.80% fixed	02/16/2016	N/A	141	(329)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	172	(225)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	587	(768)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	100	(131)

			1,851	$(2,280)

JNL/PIMCO Total Return Bond Fund
Put Swaption, 3 month LIBOR versus 10.00% fixed	07/10/2012	N/A	133	$(3)
Put Swaption, 3 month LIBOR versus 2.25% fixed	09/24/2012	N/A	849	(1,183)
Put Swaption, 3 month LIBOR versus 2.25% fixed	09/24/2012	N/A	41	(57)
Put Swaption, 3 month LIBOR versus 2.25% fixed	09/24/2012	N/A	739	(1,030)
Put Swaption, 3 month LIBOR versus 2.75% fixed	06/18/2012	N/A	828	(1,289)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	418	(547)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	705	(922)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	679	(888)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	329	(430)
Put Swaption, 3 month LIBOR versus 4.00% fixed	07/13/2011	N/A	84	(153)
Put Swaption, 3 month LIBOR versus 4.00% fixed	07/13/2011	N/A	83	(151)

			4,888	$(6,653)

Straddle Options
JNL/PIMCO Real Return Fund
** OTC 1- Year vs. 1- Year Forward Volatility Agreement	10/11/2011	N/A	115	$(93)
** OTC 1- Year vs. 2- Year Forward Volatility Agreement	11/14/2011	N/A	284	(477)
** OTC 1- Year vs. 2- Year Forward Volatility Agreement	10/11/2011	N/A	247	(415)

			646	$(985)

JNL/PIMCO Total Return Bond Fund
** OTC 1- Year vs. 1- Year Forward Volatility Agreement	10/11/2011	N/A	205	$(166)
** OTC 1- Year vs. 2- Year Forward Volatility Agreement	11/14/2011	N/A	553	(929)
** OTC 1- Year vs. 2- Year Forward Volatility Agreement	10/11/2011	N/A	673	(1,132)

			1,431	$(2,227)

* Swaptions are illiquid investments.

** Written options fair valued in good faith in accordance with procedures established by the Board. Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs. See FASB ASC Topic 820 note in these Notes to the Schedule of Investments.

Summary of Written Options	Contracts	Premiums
JNL/Ivy Asset Strategy Fund
Options outstanding at December 31, 2009	—	$—
Options written during the period	(37,109,778)	(3,936)
Options closed during the period	37,103,293	1,177
Options expired during the period	1,716	1,325

Options outstanding at December 31, 2010	(4,769)	$(1,434)

JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2009	(4,321)	$(1,908)
Options written during the period	(2,657,443)	(7,004)
Options closed during the period	1,656	601
Options expired during the period	2,655,180	5,081

Options outstanding at December 31, 2010	(4,928)	$(3,230)

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2009	(12,790)	$(5,028)
Options written during the period	(46,517)	(13,518)
Options closed during the period	893	328
Options expired during the period	50,662	11,594

Options outstanding at December 31, 2010	(7,752)	$(6,624)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2010

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund

3-Month Euro Euribor Future	March 2011	(6)	$(2)
Euro-Bobl Future	March 2011	314	45
Euro-Bund Future	March 2011	204	28
Japanese Government Bond Future, 10-Year	March 2011	(7)	(64)
U.K. Long Gilt Future	March 2011	(3)	—
U.S. Treasury Note Future, 10-Year	March 2011	411	8
U.S. Treasury Note Future, 2-Year	March 2011	67	(32)
U.S. Treasury Note Future, 30-Year	March 2011	242	370
U.S. Treasury Note Future, 5-Year	March 2011	1,116	(1,861)

			$(1,508)

JNL/Mellon Capital Management Global Alpha Fund

Amsterdam Exchange Index Future	January 2011	104	$93
ASX SPI 200 Index Future	March 2011	(55)	48
Australia Commonwealth Treasury Bond Future, 10-Year	March 2011	179	174
CAC 40 10 Euro Index Future	January 2011	179	(210)
Canadian Bond Future, 10-Year	March 2011	(102)	(109)
DAX Index Future	March 2011	(18)	46
Euro-Bund Future	March 2011	48	52
FTSE 100 Index Future	March 2011	208	282
FTSE/MIB Index Future	March 2011	35	(60)
Hang Seng Index Future	January 2011	(84)	(242)
IBEX 35 Index Future	January 2011	19	(33)
Japanese Government Bond Future, 10-Year	March 2011	(283)	(404)
S&P 500 E-Mini Index Future	March 2011	(106)	(155)
S&P/TSX 60 Index Future	March 2011	(94)	(172)
Topix Index Future	March 2011	(9)	(19)
U.K. Long Gilt Future	March 2011	(172)	(26)
U.S. Treasury Note Future, 10-Year	March 2011	554	(1,279)

			$(2,014)

JNL/Mellon Capital Management International Index Fund

ASX SPI 200 Index Future	March 2011	26	$(27)
Euro Stoxx 50 Index Future	March 2011	296	(210)
FTSE 100 Index Future	March 2011	97	21
Topix Index Future	March 2011	74	11

			$(205)

JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund
S&P MidCap 400 E-Mini Index Future	March 2011	145	$71

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Index Future	March 2011	301	$104

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future	March 2011	183	$118

JNL/PIMCO Real Return Fund
90-Day Eurodollar Future	June 2011	155	$10
90-Day Eurodollar Future	March 2012	164	(43)
90-Day Eurodollar Future	March 2011	720	228

			$195

JNL/PIMCO Total Return Bond Fund
90-Day Eurodollar Future	June 2013	28	$(71)

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
90-Day Eurodollar Future	September 2013	98	$(275)
90-Day Eurodollar Future	March 2013	161	(387)
90-Day Eurodollar Future	December 2012	243	(500)
90-Day Eurodollar Future	September 2011	289	151
90-Day Eurodollar Future	December 2011	477	(71)
90-Day Eurodollar Future	June 2012	536	(455)
90-Day Eurodollar Future	September 2013	633	(1,038)
90-Day Eurodollar Future	March 2012	764	(313)
90-Day Eurodollar Future	June 2011	1,065	411
90-Day Eurodollar Future	March 2011	3,684	493
LIFFE London Sterling Interest Rate Future, 90-Day	March 2012	53	(33)
LIFFE London Sterling Interest Rate Future, 90-Day	June 2012	54	(46)
LIFFE London Sterling Interest Rate Future, 90-Day	September 2012	54	(59)
LIFFE London Sterling Interest Rate Future, 90-Day	December 2011	55	(22)
U.S. Treasury Note Future, 5-Year	March 2011	190	(313)

			$(2,528)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Capital Guardian Global Balanced Fund

EUR/USD	01/11/2011	BNY	EUR	2,225	$2,973	$24
JPY/EUR	01/18/2011	BNY	EUR	(2,300)	(3,074)	80
JPY/USD	01/11/2011	BOA	JPY	763,837	9,409	159
USD/CAD	01/28/2011	BOA	CAD	(137)	(138)	(2)
USD/EUR	01/11/2011	BNY	EUR	(2,225)	(2,973)	(11)
USD/EUR	01/24/2011	BNY	EUR	(3,205)	(4,283)	(65)
USD/HUF	01/28/2011	BNY	HUF	(29,355)	(141)	(3)
USD/JPY	01/11/2011	BOA	JPY	(83,973)	(1,034)	(35)
USD/PLN	01/28/2011	BOA	PLN	(1,347)	(454)	(10)

					$285	$137

JNL/Franklin Templeton Mutual Shares Fund

CHF/USD	05/10/2011	DUB	CHF	192	$206	$13
CHF/USD	05/10/2011	DUB	CHF	401	430	28
CHF/USD	05/10/2011	DUB	CHF	280	300	14
CHF/USD	05/10/2011	BOA	CHF	318	340	10
CHF/USD	05/10/2011	BOA	CHF	199	213	7
CHF/USD	05/10/2011	SSB	CHF	185	198	—
DKK/USD	01/24/2011	SSB	DKK	466	84	(1)
DKK/USD	01/24/2011	SSB	DKK	456	82	(3)
DKK/USD	01/24/2011	SSB	DKK	900	161	(8)
DKK/USD	01/24/2011	SSB	DKK	305	55	(2)
DKK/USD	01/24/2011	BOA	DKK	1,050	188	(4)
DKK/USD	01/24/2011	SSB	DKK	583	105	3
DKK/USD	01/24/2011	DUB	DKK	700	125	4
DKK/USD	01/24/2011	DUB	DKK	645	116	(1)
EUR/USD	01/18/2011	SSB	EUR	186	249	(10)
EUR/USD	01/18/2011	BOA	EUR	355	474	(22)
EUR/USD	01/18/2011	DUB	EUR	433	579	(22)
EUR/USD	01/18/2011	DUB	EUR	490	655	(25)
EUR/USD	01/18/2011	DUB	EUR	1,431	1,912	(96)
EUR/USD	01/18/2011	DUB	EUR	495	662	(28)
EUR/USD	01/18/2011	BOA	EUR	312	417	(10)
EUR/USD	01/18/2011	BOA	EUR	234	313	(8)
EUR/USD	01/18/2011	DUB	EUR	640	855	(14)
EUR/USD	01/18/2011	BOA	EUR	320	428	(7)
EUR/USD	01/18/2011	DUB	EUR	312	417	(8)
EUR/USD	01/18/2011	SSB	EUR	229	305	(5)
EUR/USD	01/18/2011	BOA	EUR	279	373	(7)
EUR/USD	01/18/2011	BOA	EUR	320	428	(6)
EUR/USD	01/18/2011	SSB	EUR	319	426	(8)
EUR/USD	01/18/2011	DUB	EUR	214	286	(2)
EUR/USD	01/18/2011	SSB	EUR	217	290	(3)
EUR/USD	01/18/2011	BOA	EUR	232	311	(3)
EUR/USD	01/18/2011	BOA	EUR	373	499	(5)
EUR/USD	01/18/2011	DUB	EUR	640	855	(13)
EUR/USD	01/18/2011	BCL	EUR	480	641	(5)
EUR/USD	01/18/2011	BOA	EUR	320	428	(6)
EUR/USD	01/18/2011	DUB	EUR	819	1,094	(12)
EUR/USD	01/18/2011	BOA	EUR	160	214	(3)
EUR/USD	01/18/2011	DUB	EUR	980	1,310	(27)
EUR/USD	01/18/2011	DUB	EUR	137	183	(3)
EUR/USD	01/18/2011	DUB	EUR	1,024	1,369	(27)
EUR/USD	01/18/2011	BOA	EUR	175	234	(5)
EUR/USD	01/18/2011	SSB	EUR	57	76	—
EUR/USD	01/18/2011	DUB	EUR	75	100	2
EUR/USD	01/18/2011	BOA	EUR	198	265	7
EUR/USD	01/18/2011	DUB	EUR	120	160	4
GBP/USD	02/14/2011	DUB	GBP	190	296	(5)
GBP/USD	02/14/2011	BCL	GBP	95	148	(3)
GBP/USD	02/14/2011	BOA	GBP	190	296	(7)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Franklin Templeton Mutual Shares Fund (continued)

NOK/USD	02/16/2011	SSB	NOK	675	$115	$—
NOK/USD	02/16/2011	DUB	NOK	609	104	1
NOK/USD	02/16/2011	DUB	NOK	847	145	2
NOK/USD	02/16/2011	DUB	NOK	717	123	1
NOK/USD	02/16/2011	DUB	NOK	699	120	1
NOK/USD	02/16/2011	SSB	NOK	1,184	202	1
NOK/USD	02/16/2011	SSB	NOK	1,177	201	1
NOK/USD	02/16/2011	SSB	NOK	661	113	—
NOK/USD	02/16/2011	DUB	NOK	1,077	184	2
NOK/USD	02/16/2011	DUB	NOK	879	150	6
NOK/USD	02/16/2011	DUB	NOK	2,300	393	24
NOK/USD	02/16/2011	SSB	NOK	800	137	11
USD/CHF	05/10/2011	DUB	CHF	(6,489)	(6,952)	(221)
USD/CHF	05/10/2011	SSB	CHF	(4,060)	(4,350)	(140)
USD/CHF	05/10/2011	DUB	CHF	(216)	(232)	(14)
USD/CHF	05/10/2011	SSB	CHF	(150)	(161)	(7)
USD/DKK	01/24/2011	BOA	DKK	(14,926)	(2,676)	(107)
USD/DKK	01/24/2011	DUB	DKK	(882)	(158)	(2)
USD/DKK	01/24/2011	SSB	DKK	(500)	(90)	(5)
USD/EUR	01/18/2011	DUB	EUR	(217)	(289)	6
USD/EUR	01/18/2011	DUB	EUR	(181)	(241)	4
USD/EUR	01/18/2011	BOA	EUR	(618)	(826)	30
USD/EUR	01/18/2011	DUB	EUR	(219)	(293)	1
USD/EUR	01/18/2011	DUB	EUR	(219)	(293)	(1)
USD/EUR	01/18/2011	SSB	EUR	(228)	(305)	1
USD/EUR	01/18/2011	SSB	EUR	(20,029)	(26,764)	(1,303)
USD/EUR	01/18/2011	SSB	EUR	(378)	(505)	(9)
USD/EUR	01/18/2011	DUB	EUR	(21,940)	(29,318)	(625)
USD/EUR	01/18/2011	BOA	EUR	(621)	(829)	(33)
USD/EUR	01/18/2011	SSB	EUR	(119)	(159)	(4)
USD/GBP	02/14/2011	DUB	GBP	(210)	(327)	12
USD/GBP	02/14/2011	BOA	GBP	(270)	(421)	18
USD/GBP	02/14/2011	SSB	GBP	(24,835)	(38,707)	1,383
USD/GBP	02/14/2011	DUB	GBP	(181)	(282)	5
USD/GBP	02/14/2011	DUB	GBP	(188)	(293)	(1)
USD/GBP	02/14/2011	SSB	GBP	(193)	(300)	(4)
USD/GBP	02/14/2011	SSB	GBP	(193)	(300)	1
USD/JPY	04/20/2011	BCL	JPY	(201,784)	(2,488)	1
USD/JPY	04/20/2011	DUB	JPY	(10,400)	(128)	1
USD/JPY	04/20/2011	DUB	JPY	(6,139)	(76)	(1)
USD/JPY	04/20/2011	DUB	JPY	(4,163)	(51)	(1)
USD/JPY	04/20/2011	DUB	JPY	(6,508)	(80)	(2)
USD/JPY	04/20/2011	BOA	JPY	(3,216)	(40)	(1)
USD/JPY	04/20/2011	DUB	JPY	(7,043)	(87)	(2)
USD/NOK	02/16/2011	SSB	NOK	(1,848)	(316)	(5)
USD/NOK	02/16/2011	BOA	NOK	(1,700)	(291)	(1)
USD/NOK	02/16/2011	DUB	NOK	(1,600)	(274)	(3)
USD/NOK	02/16/2011	DUB	NOK	(35,832)	(6,128)	(387)
USD/NOK	02/16/2011	DUB	NOK	(1,920)	(328)	(21)
USD/NOK	02/16/2011	SSB	NOK	(1,574)	(269)	(13)
USD/NOK	02/16/2011	SSB	NOK	(1,900)	(325)	(13)

					$(103,814)	$(1,745)

JNL/Goldman Sachs Core Plus Bond Fund

AUD/EUR	03/16/2011	WBC	EUR	(1,319)	$(1,762)	$58
AUD/USD	03/16/2011	WBC	AUD	2,790	2,828	186
AUD/USD	03/16/2011	WBC	AUD	1,117	1,132	71
AUD/USD	03/16/2011	WBC	AUD	1,861	1,886	116
AUD/USD	03/16/2011	WBC	AUD	1,792	1,817	68
CAD/EUR	03/16/2011	DUB	EUR	(1,644)	(2,196)	11
CAD/EUR	03/16/2011	RBS	EUR	(1,346)	(1,798)	12

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)

CAD/EUR	03/16/2011	RBC	EUR	(1,324)	$(1,769)	$26
CAD/EUR	03/16/2011	RBC	EUR	(1,320)	(1,763)	19
CAD/USD	03/16/2011	RBC	CAD	1,812	1,819	45
CHF/EUR	03/16/2011	HSB	EUR	(1,368)	(1,828)	97
CHF/EUR	03/16/2011	UBS	EUR	(1,347)	(1,800)	79
CHF/EUR	03/16/2011	RBC	EUR	(2,639)	(3,526)	68
EUR/CAD	03/16/2011	JPM	CAD	(2,191)	(2,201)	(20)
EUR/CAD	03/16/2011	RBC	CAD	(1,768)	(1,776)	(5)
EUR/CHF	03/16/2011	UBS	CHF	(1,763)	(1,887)	(92)
EUR/CHF	03/16/2011	RBS	CHF	(1,752)	(1,875)	(87)
EUR/CHF	03/16/2011	JPM	CHF	(1,705)	(1,825)	(51)
EUR/GBP	03/16/2011	HSB	GBP	(1,123)	(1,749)	41
EUR/GBP	03/16/2011	JPM	GBP	(1,140)	(1,776)	11
EUR/SEK	03/16/2011	CIT	SEK	(12,108)	(1,796)	(22)
EUR/USD	03/16/2011	UBS	EUR	191	255	7
EUR/USD	03/16/2011	JPM	EUR	1,370	1,830	38
EUR/USD	03/16/2011	JPM	EUR	1,092	1,459	23
EUR/USD	03/16/2011	WBC	EUR	1,348	1,801	19
EUR/USD	03/16/2011	HSB	EUR	2,671	3,568	8
EUR/USD	03/16/2011	CIT	EUR	1,339	1,789	(2)
EUR/USD	03/16/2011	RBC	EUR	1,342	1,793	16
EUR/USD	03/16/2011	CSI	EUR	1,333	1,781	11
EUR/USD	03/16/2011	JPM	EUR	2,647	3,536	—
EUR/USD	03/16/2011	CIT	EUR	2,634	3,519	(23)
GBP/EUR	03/16/2011	DUB	EUR	(1,360)	(1,817)	(31)
GBP/EUR	03/16/2011	HSB	EUR	(1,331)	(1,778)	(11)
GBP/USD	01/20/2011	JPM	GBP	1,347	2,099	5
GBP/USD	03/16/2011	MSC	GBP	755	1,177	6
GBP/USD	03/16/2011	RBC	GBP	683	1,064	(6)
GBP/USD	03/16/2011	UBS	GBP	1,135	1,769	(15)
GBP/USD	03/16/2011	WBC	GBP	471	734	(7)
JPY/AUD	03/16/2011	DUB	AUD	(1,086)	(1,101)	(24)
JPY/USD	03/16/2011	UBS	JPY	150,197	1,851	60
JPY/USD	03/16/2011	CSI	JPY	697,008	8,591	96
MXN/USD	01/21/2011	DUB	MXN	16,390	1,326	20
MXN/USD	01/21/2011	CIT	MXN	28,182	2,279	15
NOK/EUR	03/16/2011	JPM	EUR	(2,577)	(3,442)	124
NOK/JPY	03/16/2011	JPM	JPY	(92,070)	(1,135)	(11)
NZD/AUD	03/16/2011	DUB	AUD	(1,795)	(1,819)	1
NZD/USD	03/16/2011	CIT	NZD	1,438	1,114	50
NZD/USD	03/16/2011	DUB	NZD	2,482	1,923	84
SEK/EUR	03/16/2011	BCL	EUR	(652)	(871)	19
SEK/EUR	03/16/2011	HSB	EUR	(1,344)	(1,796)	27
SEK/NOK	03/16/2011	HSB	NOK	(6,665)	(1,138)	(12)
USD/BRL	01/18/2011	RBC	BRL	(529)	(318)	(8)
USD/BRL	01/18/2011	UBS	BRL	(8,700)	(5,223)	(236)
USD/CHF	03/16/2011	UBS	CHF	(4,129)	(4,420)	(309)
USD/CHF	03/16/2011	UBS	CHF	(1,705)	(1,825)	(70)
USD/EUR	03/16/2011	RBS	EUR	(1,368)	(1,828)	(37)
USD/EUR	03/16/2011	UBS	EUR	(1,364)	(1,822)	(33)
USD/EUR	03/16/2011	UBS	EUR	(1,371)	(1,832)	(42)
USD/EUR	03/16/2011	CSI	EUR	(1,357)	(1,813)	(41)
USD/EUR	03/16/2011	JPM	EUR	(1,357)	(1,813)	(31)
USD/EUR	03/16/2011	RBS	EUR	(2,695)	(3,600)	(42)
USD/EUR	03/16/2011	RBC	EUR	(1,355)	(1,810)	(20)
USD/EUR	03/16/2011	CIT	EUR	(1,338)	(1,787)	(16)
USD/EUR	03/16/2011	JPM	EUR	(7,321)	(9,781)	(98)
USD/EUR	03/16/2011	HSB	EUR	(1,315)	(1,757)	(6)
USD/EUR	03/16/2011	JPM	EUR	(7,399)	(9,886)	(206)
USD/GBP	01/20/2011	JPM	GBP	(1,926)	(3,003)	18
USD/JPY	03/16/2011	RBC	JPY	(150,318)	(1,853)	(60)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)

USD/JPY	03/16/2011	CSI	JPY	(265,955)	$(3,278)	$(98)
USD/JPY	03/16/2011	UBS	JPY	(147,660)	(1,820)	(39)
USD/JPY	03/16/2011	JPM	JPY	(697,008)	(8,591)	(241)
USD/MXN	01/21/2011	JPM	MXN	(81,869)	(6,621)	(1)
USD/MXN	01/21/2011	DUB	MXN	(15,852)	(1,282)	(11)
USD/MXN	01/21/2011	DUB	MXN	(8,572)	(693)	(2)
USD/ZAR	01/31/2011	DUB	ZAR	(48,281)	(7,299)	(276)

					$(75,439)	$(787)

JNL/Goldman Sachs Emerging Markets Debt Fund

BRL/USD	01/18/2011	CSI	BRL	9,284	$5,574	$139
BRL/USD	01/18/2011	HSB	BRL	3,933	2,361	34
BRL/USD	01/18/2011	HSB	BRL	12,078	7,252	50
BRL/USD	01/18/2011	HSB	BRL	6,403	3,844	115
BRL/USD	01/18/2011	BOA	BRL	3,444	2,068	81
BRL/USD	01/18/2011	HSB	BRL	12,923	7,759	347
BRL/USD	01/18/2011	BCL	BRL	12,960	7,781	369
BRL/USD	01/18/2011	HSB	BRL	22,440	13,473	622
BRL/USD	01/18/2011	UBS	BRL	2,725	1,636	74
CLP/USD	01/18/2011	HSB	CLP	2,048,850	4,373	23
CLP/USD	01/18/2011	RBC	CLP	364,479	778	23
CNY/USD	01/18/2011	MSC	CNY	6,204	941	8
CNY/USD	03/17/2011	UBS	CNY	6,204	941	4
CNY/USD	03/17/2011	RBS	CNY	24,517	3,720	(14)
CNY/USD	03/17/2011	BCL	CNY	146,096	22,166	450
CNY/USD	03/17/2011	HSB	CNY	68,484	10,391	125
COP/USD	01/18/2011	RBC	COP	24,053,388	12,574	(797)
IDR/USD	01/18/2011	RBC	IDR	25,984,250	2,878	3
IDR/USD	01/18/2011	BCL	IDR	20,041,680	2,219	2
IDR/USD	01/18/2011	RBC	IDR	33,356,820	3,694	—
IDR/USD	01/18/2011	DUB	IDR	12,645,675	1,400	5
IDR/USD	01/18/2011	BCL	IDR	15,847,101	1,755	1
IDR/USD	01/18/2011	HSB	IDR	27,746,364	3,073	(42)
IDR/USD	01/18/2011	BCL	IDR	60,365,445	6,685	(26)
ILS/USD	03/16/2011	JPM	ILS	27,900	7,855	172
INR/USD	01/18/2011	DUB	INR	268,465	5,989	54
INR/USD	01/18/2011	CIT	INR	311,868	6,957	(9)
INR/USD	01/18/2011	RBC	INR	313,488	6,993	(28)
INR/USD	01/18/2011	BCL	INR	322,217	7,188	(14)
INR/USD	01/18/2011	BCL	INR	163,689	3,651	(13)
INR/USD	01/18/2011	HSB	INR	168,822	3,766	45
INR/USD	01/18/2011	UBS	INR	33,615	750	17
JPY/USD	03/16/2011	RBC	JPY	308,880	3,807	128
KRW/USD	01/18/2011	RBC	KRW	7,726,997	6,803	(74)
KRW/USD	01/18/2011	RBC	KRW	8,063,691	7,099	(122)
KRW/USD	01/18/2011	HSB	KRW	11,320,867	9,967	(267)
KRW/USD	01/18/2011	CIT	KRW	8,135,546	7,163	(166)
KRW/USD	01/18/2011	BCL	KRW	7,773,859	6,844	(115)
KRW/USD	01/18/2011	BCL	KRW	2,345,788	2,065	(10)
MXN/USD	03/16/2011	DUB	MXN	200,948	16,185	184
MXN/USD	03/16/2011	MSC	MXN	275,378	22,179	94
MYR/USD	01/18/2011	MSC	MYR	25,309	8,199	162
MYR/USD	01/18/2011	HSB	MYR	129,498	41,953	436
MYR/USD	01/18/2011	HSB	MYR	40,232	13,034	129
PEN/USD	01/18/2011	DUB	PEN	11,117	3,960	17
PEN/USD	01/18/2011	RBC	PEN	8,719	3,106	(14)
PEN/USD	01/18/2011	DUB	PEN	5,369	1,912	3
PEN/USD	04/11/2011	HSB	PEN	2,127	755	—
PHP/USD	01/18/2011	HSB	PHP	301,756	6,889	12
PHP/USD	01/18/2011	CIT	PHP	50,280	1,148	(7)
PHP/USD	01/18/2011	HSB	PHP	302,431	6,904	(203)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
PHP/USD	01/18/2011	RBC	PHP	155,328	$3,546	$(118)
PHP/USD	01/18/2011	MSC	PHP	136,893	3,125	(9)
PHP/USD	01/18/2011	BCL	PHP	47,362	1,081	15
PLN/EUR	03/16/2011	RBC	EUR	(2,759)	(3,686)	52
PLN/USD	03/16/2011	BCL	PLN	162,900	54,778	1,511
PLN/USD	03/16/2011	BCL	PLN	11,009	3,702	119
PLN/USD	03/16/2011	BCL	PLN	15,100	5,078	154
PLN/USD	03/16/2011	DUB	PLN	34,532	11,612	319
RUB/USD	01/18/2011	BCL	RUB	517,000	16,905	(237)
RUB/USD	01/18/2011	CIT	RUB	517,499	16,921	(227)
RUB/USD	01/18/2011	BCL	RUB	110,481	3,612	36
RUB/USD	01/18/2011	HSB	RUB	222,248	7,267	30
RUB/USD	01/18/2011	BCL	RUB	219,663	7,183	(39)
RUB/USD	01/18/2011	CIT	RUB	416,039	13,604	197
RUB/USD	01/18/2011	BCL	RUB	230,887	7,550	93
RUB/USD	01/18/2011	HSB	RUB	115,142	3,765	36
RUB/USD	01/18/2011	RBC	RUB	114,881	3,756	27
RUB/USD	01/18/2011	DUB	RUB	295,284	9,655	218
RUB/USD	01/18/2011	HSB	RUB	114,653	3,749	63
SGD/USD	03/16/2011	HSB	SGD	8,736	6,808	152
SGD/USD	03/16/2011	BOA	SGD	969	755	18
TRY/USD	03/16/2011	HSB	TRY	50,291	32,288	(784)
TRY/USD	03/16/2011	RBC	TRY	2,705	1,736	(49)
TRY/USD	03/16/2011	MSC	TRY	8,883	5,703	(95)
TRY/USD	03/16/2011	HSB	TRY	6,418	4,121	(59)
TRY/USD	03/16/2011	HSB	TRY	7,954	5,106	57
TRY/USD	03/16/2011	HSB	TRY	11,033	7,083	(290)
TRY/USD	03/16/2011	HSB	TRY	6,637	4,261	(173)
TWD/USD	01/18/2011	DUB	TWD	209,810	7,199	322
TWD/USD	01/18/2011	HSB	TWD	211,871	7,270	304
TWD/USD	01/18/2011	DUB	TWD	218,725	7,505	303
TWD/USD	01/18/2011	RBC	TWD	220,396	7,562	235
TWD/USD	01/18/2011	RBC	TWD	213,104	7,312	220
TWD/USD	01/18/2011	MSC	TWD	42,845	1,470	52
TWD/USD	01/18/2011	HSB	TWD	207,873	7,133	422
TWD/USD	04/11/2011	RBC	TWD	337,987	11,624	259
USD/BRL	01/18/2011	BCL	BRL	(12,097)	(7,263)	(242)
USD/BRL	01/18/2011	HSB	BRL	(12,433)	(7,465)	(228)
USD/BRL	01/18/2011	RBC	BRL	(8,745)	(5,251)	(196)
USD/BRL	01/18/2011	RBC	BRL	(6,256)	(3,756)	(92)
USD/BRL	01/18/2011	DUB	BRL	(3,159)	(1,897)	(46)
USD/BRL	01/18/2011	HSB	BRL	(6,408)	(3,848)	(119)
USD/BRL	01/18/2011	RBC	BRL	(6,488)	(3,896)	(132)
USD/BRL	01/18/2011	RBC	BRL	(6,527)	(3,919)	(155)
USD/BRL	01/18/2011	RBC	BRL	(4,714)	(2,830)	(125)
USD/CLP	01/18/2011	DUB	CLP	(735,893)	(1,571)	(50)
USD/CLP	01/18/2011	MLP	CLP	(1,740,797)	(3,715)	(139)
USD/CNY	01/18/2011	UBS	CNY	(6,204)	(941)	(9)
USD/EUR	03/16/2011	BCL	EUR	(2,764)	(3,693)	(11)
USD/EUR	03/16/2011	RBC	EUR	(3,143)	(4,199)	(3)
USD/EUR	03/16/2011	DUB	EUR	(1,377)	(1,840)	2
USD/EUR	03/16/2011	JPM	EUR	(18,589)	(24,835)	(338)
USD/HUF	03/16/2011	BCL	HUF	(3,575,390)	(17,053)	(280)
USD/IDR	01/18/2011	BCL	IDR	(46,989,880)	(5,204)	20
USD/IDR	01/18/2011	HSB	IDR	(17,381,540)	(1,925)	2
USD/INR	01/18/2011	HSB	INR	(340,405)	(7,593)	(122)
USD/INR	01/18/2011	RBC	INR	(262,334)	(5,852)	(34)
USD/INR	01/18/2011	HSB	INR	(164,257)	(3,664)	—
USD/JPY	03/16/2011	HSB	JPY	(305,243)	(3,762)	(76)
USD/JPY	03/16/2011	RBC	JPY	(304,298)	(3,751)	(65)
USD/KRW	01/18/2011	DUB	KRW	(4,147,065)	(3,651)	(24)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
USD/KRW	01/18/2011	RBC	KRW	(11,090,239)	$(9,764)	$114
USD/KRW	01/18/2011	RBC	KRW	(4,101,273)	(3,611)	17
USD/KRW	01/18/2011	BCL	KRW	(4,090,962)	(3,602)	18
USD/KRW	01/18/2011	BCL	KRW	(5,050,565)	(4,446)	57
USD/KRW	01/18/2011	RBC	KRW	(8,424,938)	(7,417)	(39)
USD/KRW	01/18/2011	RBC	KRW	(8,461,706)	(7,450)	(107)
USD/MXN	02/10/2011	MSC	MXN	(160,978)	(13,001)	110
USD/MXN	03/16/2011	RBC	MXN	(30,163)	(2,429)	(6)
USD/MXN	03/16/2011	HSB	MXN	(9,209)	(742)	(5)
USD/MYR	01/18/2011	HSB	MYR	(11,331)	(3,671)	(43)
USD/MYR	01/18/2011	BCL	MYR	(11,307)	(3,663)	(43)
USD/MYR	01/18/2011	DUB	MYR	(18,476)	(5,985)	(19)
USD/MYR	01/18/2011	BCL	MYR	(11,737)	(3,802)	(18)
USD/MYR	01/18/2011	HSB	MYR	(23,231)	(7,526)	(140)
USD/MYR	01/18/2011	RBC	MYR	(11,992)	(3,885)	(67)
USD/PHP	01/18/2011	DUB	PHP	(78,694)	(1,797)	(27)
USD/PHP	01/18/2011	RBC	PHP	(328,759)	(7,505)	(93)
USD/PLN	03/16/2011	BCL	PLN	(3,602)	(1,211)	(31)
USD/RUB	01/18/2011	HSB	RUB	(222,047)	(7,260)	(107)
USD/RUB	01/18/2011	RBC	RUB	(151,124)	(4,941)	(77)
USD/RUB	01/18/2011	HSB	RUB	(224,289)	(7,334)	(86)
USD/RUB	01/18/2011	DUB	RUB	(232,158)	(7,591)	(232)
USD/RUB	01/18/2011	HSB	RUB	(232,400)	(7,599)	(213)
USD/TRY	03/16/2011	HSB	TRY	(11,480)	(7,370)	(7)
USD/TWD	01/18/2011	RBC	TWD	(337,987)	(11,597)	(308)
USD/TWD	01/18/2011	RBC	TWD	(160,664)	(5,513)	(241)
USD/TWD	01/18/2011	HSB	TWD	(160,220)	(5,498)	(238)
USD/TWD	01/18/2011	RBC	TWD	(110,392)	(3,788)	(168)
USD/TWD	01/18/2011	DUB	TWD	(110,592)	(3,795)	(167)
USD/TWD	01/18/2011	BCL	TWD	(110,606)	(3,795)	(145)
USD/TWD	01/18/2011	HSB	TWD	(110,588)	(3,795)	(145)
USD/TWD	01/18/2011	HSB	TWD	(223,576)	(7,671)	(293)
USD/ZAR	03/16/2011	RBC	ZAR	(112,925)	(16,969)	(795)
ZAR/USD	03/16/2011	RBC	ZAR	25,423	3,820	133
ZAR/USD	03/16/2011	UBS	ZAR	12,486	1,876	52

					$316,895	$(680)

JNL/Ivy Asset Strategy Fund
CNY/USD	06/28/2012	CIT	CNY	1,610	$245	$(3)
CNY/USD	06/28/2012	CIT	CNY	4,600	699	(10)
CNY/USD	06/28/2012	CIT	CNY	1,900	289	(3)
CNY/USD	06/28/2012	CIT	CNY	4,490	682	(8)
EUR/USD	03/24/2011	MSC	EUR	6,070	8,109	(223)
EUR/USD	03/24/2011	MSC	EUR	5,430	7,254	(204)
USD/EUR	03/22/2011	MSC	EUR	(8,800)	(11,757)	(212)
USD/EUR	03/22/2011	MSC	EUR	(12,300)	(16,432)	(261)
USD/EUR	03/24/2011	NSI	EUR	(29,500)	(39,410)	(819)
USD/EUR	03/24/2011	MSC	EUR	(11,500)	(15,363)	(1,194)
USD/EUR	03/28/2011	GSC	EUR	(31,470)	(42,041)	(860)

					$(107,725)	$(3,797)

JNL/JPMorgan International Value Fund
AUD/USD	02/28/2011	CSI	AUD	42,388	$43,051	$1,910
AUD/USD	02/28/2011	UBS	AUD	2,270	2,306	21
CHF/EUR	02/28/2011	RBS	EUR	(2,871)	(3,836)	248
CHF/EUR	02/28/2011	BNP	EUR	(6,558)	(8,762)	397
CHF/JPY	02/28/2011	CSI	JPY	(676,532)	(8,338)	209
EUR/GBP	02/28/2011	SSB	GBP	(1,490)	(2,322)	30
EUR/USD	02/28/2011	RBS	EUR	2,484	3,318	(51)
EUR/USD	02/28/2011	BCL	EUR	1,765	2,358	4
EUR/USD	02/28/2011	BCL	EUR	1,968	2,629	30

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/JPMorgan International Value Fund (continued)

GBP/EUR	02/28/2011	HSB	EUR	(1,574)	$(2,103)	$(25)
GBP/USD	02/28/2011	GSC	GBP	2,091	3,258	(68)
HKD/USD	02/28/2011	SSB	HKD	19,079	2,456	2
JPY/GBP	02/28/2011	DUB	GBP	(862)	(1,343)	14
JPY/USD	02/28/2011	DUB	JPY	2,456,882	30,279	814
SEK/USD	02/28/2011	UBS	SEK	105,180	15,609	420
SGD/CAD	02/28/2011	SSB	CAD	(2,102)	(2,112)	28
SGD/USD	02/28/2011	RBS	SGD	4,238	3,302	63
USD/CAD	02/28/2011	RBS	CAD	(5,400)	(5,425)	(137)
USD/CHF	02/28/2011	RBS	CHF	(4,091)	(4,378)	(234)
USD/EUR	02/28/2011	UBS	EUR	(960)	(1,282)	1
USD/GBP	02/28/2011	MLP	GBP	(34,712)	(54,095)	1,153
USD/GBP	02/28/2011	BCL	GBP	(3,517)	(5,482)	(14)
USD/HKD	02/28/2011	DUB	HKD	(40,481)	(5,210)	11
USD/JPY	02/28/2011	DUB	JPY	(429,395)	(5,292)	(126)
USD/JPY	02/28/2011	SSB	JPY	(408,780)	(5,038)	(122)
USD/JPY	02/28/2011	UBS	JPY	(178,639)	(2,202)	(67)
USD/JPY	02/28/2011	DUB	JPY	(109,806)	(1,353)	(29)
USD/NOK	02/28/2011	UBS	NOK	(38,428)	(6,568)	(220)

					$(16,575)	$4,262

JNL/Mellon Capital Management Global Alpha Fund

AUD/USD	03/16/2011	DUB	AUD	8,075	$8,185	$321
AUD/USD	03/16/2011	RBS	AUD	7,703	7,808	275
AUD/USD	03/16/2011	UBS	AUD	10,964	11,114	479
AUD/USD	03/16/2011	HSB	AUD	302	306	8
AUD/USD	03/16/2011	UBS	AUD	302	306	7
AUD/USD	03/16/2011	BOA	AUD	302	306	8
AUD/USD	03/16/2011	RBS	AUD	453	459	12
AUD/USD	03/16/2011	DUB	AUD	151	153	4
AUD/USD	03/16/2011	BCL	AUD	243	246	8
AUD/USD	03/16/2011	RBS	AUD	113	115	4
AUD/USD	03/16/2011	HSB	AUD	421	427	14
AUD/USD	03/16/2011	DUB	AUD	522	529	18
AUD/USD	03/16/2011	DUB	AUD	115	116	5
AUD/USD	03/16/2011	UBS	AUD	114	116	4
CAD/USD	03/16/2011	RBS	CAD	10,273	10,316	147
CAD/USD	03/16/2011	BOA	CAD	632	634	9
CAD/USD	03/16/2011	UBS	CAD	505	508	9
CAD/USD	03/16/2011	BCL	CAD	253	254	4
CAD/USD	03/16/2011	HSB	CAD	505	508	9
CAD/USD	03/16/2011	DUB	CAD	632	634	11
CAD/USD	03/16/2011	BCL	CAD	7,439	7,470	121
CAD/USD	03/16/2011	RBS	CAD	509	511	8
CAD/USD	03/16/2011	DUB	CAD	170	170	3
CAD/USD	03/16/2011	HSB	CAD	339	341	4
CAD/USD	03/16/2011	BOA	CAD	339	341	5
CAD/USD	03/16/2011	UBS	CAD	339	341	4
CAD/USD	03/16/2011	BCL	CAD	63	63	1
CAD/USD	03/16/2011	DUB	CAD	135	136	1
CAD/USD	03/16/2011	HSB	CAD	109	109	1
CAD/USD	03/16/2011	DUB	CAD	30	30	—
CAD/USD	03/16/2011	RBS	CAD	29	29	—
CAD/USD	03/16/2011	UBS	CAD	30	30	—
CAD/USD	03/16/2011	UBS	CAD	859	863	21
CAD/USD	03/16/2011	BCL	CAD	2,578	2,589	63
CHF/USD	03/16/2011	RBS	CHF	135	145	8
CHF/USD	03/16/2011	BOA	CHF	949	1,015	54
CHF/USD	03/16/2011	BCL	CHF	235	251	14
CHF/USD	03/16/2011	UBS	CHF	759	812	44
CHF/USD	03/16/2011	HSB	CHF	122	131	7

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Mellon Capital Management Global Alpha Fund (continued)

CHF/USD	03/16/2011	HSB	CHF	267	$286	$16
CHF/USD	03/16/2011	DUB	CHF	949	1,015	56
CHF/USD	03/16/2011	BCL	CHF	379	406	21
CHF/USD	03/16/2011	UBS	CHF	4,951	5,300	277
CHF/USD	03/16/2011	DUB	CHF	300	322	9
CHF/USD	03/16/2011	RBS	CHF	901	964	27
CHF/USD	03/16/2011	UBS	CHF	601	643	18
CHF/USD	03/16/2011	BOA	CHF	601	643	18
CHF/USD	03/16/2011	HSB	CHF	601	643	18
CHF/USD	03/16/2011	UBS	CHF	270	289	6
CHF/USD	03/16/2011	BCL	CHF	810	867	21
CHF/USD	03/16/2011	UBS	CHF	1,544	1,653	35
CHF/USD	03/16/2011	UBS	CHF	276	295	6
GBP/USD	03/16/2011	BCL	GBP	464	724	(1)
GBP/USD	03/16/2011	HSB	GBP	807	1,257	(2)
GBP/USD	03/16/2011	DUB	GBP	999	1,557	(1)
GBP/USD	03/16/2011	RBS	GBP	216	337	—
GBP/USD	03/16/2011	UBS	GBP	219	341	—
GBP/USD	03/16/2011	DUB	GBP	219	342	1
GBP/USD	03/16/2011	BCL	GBP	3,077	4,795	32
GBP/USD	03/16/2011	UBS	GBP	1,026	1,598	9
GBP/USD	03/16/2011	BCL	GBP	73	113	2
GBP/USD	03/16/2011	BCL	GBP	2,244	3,497	46
GBP/USD	03/16/2011	UBS	GBP	1,199	1,869	31
GBP/USD	03/16/2011	RBS	GBP	680	1,059	18
GBP/USD	03/16/2011	UBS	GBP	736	1,147	15
GBP/USD	03/16/2011	BOA	GBP	3,488	5,435	55
JPY/USD	03/16/2011	DUB	JPY	173,423	2,138	72
JPY/USD	03/16/2011	DUB	JPY	14,678	181	7
JPY/USD	03/16/2011	RBS	JPY	14,483	179	6
JPY/USD	03/16/2011	BCL	JPY	31,079	383	13
JPY/USD	03/16/2011	HSB	JPY	53,972	665	22
JPY/USD	03/16/2011	DUB	JPY	66,859	824	27
JPY/USD	03/16/2011	UBS	JPY	14,639	180	6
JPY/USD	03/16/2011	RBS	JPY	84,935	1,047	30
JPY/USD	03/16/2011	BCL	JPY	56,624	698	21
JPY/USD	03/16/2011	BCL	JPY	404,654	4,988	168
JPY/USD	03/16/2011	HSB	JPY	99,091	1,221	38
JPY/USD	03/16/2011	UBS	JPY	42,468	524	16
NOK/USD	03/16/2011	RBS	NOK	2,821	482	6
NOK/USD	03/16/2011	DUB	NOK	940	161	2
NOK/USD	03/16/2011	BOA	NOK	1,880	321	3
NOK/USD	03/16/2011	UBS	NOK	1,880	321	2
NOK/USD	03/16/2011	HSB	NOK	1,880	321	3
NOK/USD	03/16/2011	UBS	NOK	1,193	204	5
NOK/USD	03/16/2011	BCL	NOK	3,580	611	14
NZD/USD	03/16/2011	UBS	NZD	4,583	3,551	143
NZD/USD	03/16/2011	BCL	NZD	303	235	11
NZD/USD	03/16/2011	DUB	NZD	143	111	6
NZD/USD	03/16/2011	RBS	NZD	141	109	5
NZD/USD	03/16/2011	HSB	NZD	526	408	19
NZD/USD	03/16/2011	DUB	NZD	651	505	23
NZD/USD	03/16/2011	UBS	NZD	143	111	5
SEK/USD	03/16/2011	UBS	SEK	21,786	3,231	61
SEK/USD	03/16/2011	RBS	SEK	24,127	3,578	79
SEK/USD	03/16/2011	BOA	SEK	10,676	1,583	40
SEK/USD	03/16/2011	HSB	SEK	8,541	1,267	37
SEK/USD	03/16/2011	UBS	SEK	8,541	1,267	41
SEK/USD	03/16/2011	BCL	SEK	4,270	633	18
SEK/USD	03/16/2011	DUB	SEK	10,676	1,583	46
SEK/USD	03/16/2011	BCL	SEK	45,004	6,674	178

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Mellon Capital Management Global Alpha Fund (continued)

SEK/USD	03/16/2011	HSB	SEK	2,859	$424	$5
SEK/USD	03/16/2011	DUB	SEK	1,430	212	3
SEK/USD	03/16/2011	BOA	SEK	2,859	424	5
SEK/USD	03/16/2011	RBS	SEK	4,289	636	9
SEK/USD	03/16/2011	UBS	SEK	2,859	424	5
SEK/USD	03/16/2011	BCL	SEK	3,745	555	8
SEK/USD	03/16/2011	DUB	SEK	8,055	1,195	17
SEK/USD	03/16/2011	HSB	SEK	6,503	964	13
SEK/USD	03/16/2011	RBS	SEK	1,745	259	4
SEK/USD	03/16/2011	UBS	SEK	1,764	262	4
SEK/USD	03/16/2011	DUB	SEK	1,769	262	5
SEK/USD	03/16/2011	UBS	SEK	5,127	760	10
SEK/USD	03/16/2011	BCL	SEK	15,381	2,281	29
USD/AUD	03/16/2011	UBS	AUD	(387)	(392)	(10)
USD/AUD	03/16/2011	BCL	AUD	(552)	(560)	(24)
USD/AUD	03/16/2011	RBS	AUD	(828)	(840)	(35)
USD/AUD	03/16/2011	UBS	AUD	(414)	(420)	(19)
USD/AUD	03/16/2011	HSB	AUD	(966)	(980)	(45)
USD/AUD	03/16/2011	BCL	AUD	(1,160)	(1,176)	(31)
USD/CHF	03/16/2011	BCL	CHF	(683)	(731)	(20)
USD/CHF	03/16/2011	HSB	CHF	(1,186)	(1,269)	(35)
USD/CHF	03/16/2011	DUB	CHF	(1,469)	(1,572)	(43)
USD/CHF	03/16/2011	UBS	CHF	(322)	(344)	(10)
USD/CHF	03/16/2011	DUB	CHF	(322)	(345)	(12)
USD/CHF	03/16/2011	RBS	CHF	(318)	(340)	(11)
USD/EUR	03/16/2011	UBS	EUR	(215)	(288)	(5)
USD/EUR	03/16/2011	BCL	EUR	(646)	(863)	(12)
USD/EUR	03/16/2011	BCL	EUR	(2,645)	(3,534)	(56)
USD/EUR	03/16/2011	UBS	EUR	(881)	(1,177)	(22)
USD/EUR	03/16/2011	RBS	EUR	(803)	(1,073)	(21)
USD/EUR	03/16/2011	UBS	EUR	(206)	(275)	(3)
USD/EUR	03/16/2011	UBS	EUR	(1,421)	(1,899)	(37)
USD/EUR	03/16/2011	UBS	EUR	(1,137)	(1,519)	(17)
USD/EUR	03/16/2011	BOA	EUR	(4,085)	(5,457)	(91)
USD/EUR	03/16/2011	BOA	EUR	(1,627)	(2,174)	(19)
USD/EUR	03/16/2011	UBS	EUR	(1,645)	(2,198)	(18)
USD/EUR	03/16/2011	UBS	EUR	(1,302)	(1,739)	(22)
USD/EUR	03/16/2011	HSB	EUR	(1,302)	(1,739)	(20)
USD/EUR	03/16/2011	BCL	EUR	(651)	(869)	(8)
USD/EUR	03/16/2011	DUB	EUR	(1,627)	(2,174)	(27)
USD/EUR	03/16/2011	RBS	EUR	(1,769)	(2,363)	5
USD/EUR	03/16/2011	UBS	EUR	(1,179)	(1,575)	8
USD/EUR	03/16/2011	BOA	EUR	(1,179)	(1,575)	9
USD/EUR	03/16/2011	HSB	EUR	(1,179)	(1,575)	8
USD/EUR	03/16/2011	DUB	EUR	(590)	(788)	1
USD/EUR	03/16/2011	BCL	EUR	(1,218)	(1,628)	(7)
USD/EUR	03/16/2011	DUB	EUR	(2,621)	(3,502)	(13)
USD/EUR	03/16/2011	HSB	EUR	(2,116)	(2,827)	(9)
USD/EUR	03/16/2011	RBS	EUR	(568)	(758)	(6)
USD/EUR	03/16/2011	DUB	EUR	(575)	(769)	(8)
USD/EUR	03/16/2011	UBS	EUR	(574)	(767)	(5)
USD/GBP	03/16/2011	DUB	GBP	(5,805)	(9,045)	41
USD/GBP	03/16/2011	RBS	GBP	(10,146)	(15,810)	219
USD/GBP	03/16/2011	BCL	GBP	(3,753)	(5,849)	81
USD/GBP	03/16/2011	UBS	GBP	(4,836)	(7,535)	95
USD/JPY	03/16/2011	UBS	JPY	(38,076)	(469)	(13)
USD/JPY	03/16/2011	BCL	JPY	(114,228)	(1,408)	(41)
USD/JPY	03/16/2011	HSB	JPY	(50,777)	(626)	(16)
USD/JPY	03/16/2011	RBS	JPY	(76,165)	(939)	(26)
USD/JPY	03/16/2011	DUB	JPY	(25,388)	(313)	(9)
USD/JPY	03/16/2011	BOA	JPY	(50,777)	(626)	(16)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Mellon Capital Management Global Alpha Fund (continued)

USD/JPY	03/16/2011	UBS	JPY	(50,777)	$(626)	$(15)
USD/NOK	03/16/2011	BOA	NOK	(40,004)	(6,832)	(174)
USD/NOK	03/16/2011	BOA	NOK	(4,058)	(693)	(21)
USD/NOK	03/16/2011	HSB	NOK	(3,246)	(554)	(19)
USD/NOK	03/16/2011	UBS	NOK	(3,246)	(554)	(19)
USD/NOK	03/16/2011	DUB	NOK	(4,058)	(693)	(23)
USD/NOK	03/16/2011	BCL	NOK	(1,623)	(277)	(9)
USD/NOK	03/16/2011	HSB	NOK	(19,704)	(3,365)	(103)
USD/NZD	03/16/2011	BCL	NZD	(2,540)	(1,968)	(90)
USD/NZD	03/16/2011	UBS	NZD	(847)	(656)	(30)
USD/NZD	03/16/2011	RBS	NZD	(368)	(285)	(9)
USD/NZD	03/16/2011	HSB	NZD	(430)	(333)	(13)
USD/NZD	03/16/2011	UBS	NZD	(184)	(143)	(5)
USD/NZD	03/16/2011	BCL	NZD	(246)	(190)	(7)
USD/NZD	03/16/2011	BOA	NZD	(426)	(330)	(11)
USD/NZD	03/16/2011	UBS	NZD	(426)	(330)	(11)
USD/NZD	03/16/2011	DUB	NZD	(213)	(165)	(6)
USD/NZD	03/16/2011	RBS	NZD	(639)	(495)	(18)
USD/NZD	03/16/2011	HSB	NZD	(426)	(330)	(11)

					$29,254	$2,769

JNL/Mellon Capital Management International Index Fund

AUD/USD	03/16/2011	CCI	AUD	118	$120	$5
AUD/USD	03/16/2011	DUB	AUD	1,264	1,281	57
AUD/USD	03/16/2011	CCI	AUD	1,264	1,281	59
AUD/USD	03/16/2011	DUB	AUD	119	121	4
AUD/USD	03/16/2011	CSI	AUD	358	363	12
AUD/USD	03/16/2011	CCI	AUD	119	121	4
AUD/USD	03/16/2011	CSI	AUD	120	121	5
AUD/USD	03/16/2011	CCI	AUD	238	241	7
AUD/USD	03/16/2011	CCI	AUD	118	120	3
AUD/USD	03/16/2011	CCI	AUD	238	242	6
AUD/USD	03/16/2011	CCI	AUD	478	485	4
AUD/USD	03/16/2011	BOA	AUD	119	121	1
EUR/USD	03/16/2011	CCI	EUR	7,947	10,617	85
EUR/USD	03/16/2011	CCI	EUR	224	300	3
EUR/USD	03/16/2011	CCI	EUR	284	379	4
EUR/USD	03/16/2011	DUB	EUR	57	76	—
EUR/USD	03/16/2011	CSI	EUR	200	267	—
EUR/USD	03/16/2011	CSI	EUR	743	993	1
EUR/USD	03/16/2011	CCI	EUR	398	532	5
EUR/USD	03/16/2011	CSI	EUR	427	570	6
EUR/USD	03/16/2011	CCI	EUR	564	753	11
EUR/USD	03/16/2011	CCI	EUR	511	682	12
EUR/USD	03/16/2011	CCI	EUR	402	537	11
EUR/USD	03/16/2011	CGM	EUR	201	269	6
EUR/USD	03/16/2011	CCI	EUR	658	879	14
EUR/USD	03/16/2011	CCI	EUR	650	868	12
EUR/USD	03/16/2011	CCI	EUR	282	377	6
EUR/USD	03/16/2011	BOA	EUR	341	455	2
EUR/USD	03/16/2011	BOA	EUR	391	523	—
GBP/USD	03/16/2011	CCI	GBP	116	181	(2)
GBP/USD	03/16/2011	BCL	GBP	4,503	7,017	(98)
GBP/USD	03/16/2011	CCI	GBP	232	361	(4)
GBP/USD	03/16/2011	CSI	GBP	176	274	(3)
GBP/USD	03/16/2011	CSI	GBP	468	729	(2)
GBP/USD	03/16/2011	CCI	GBP	352	548	(1)
GBP/USD	03/16/2011	CSI	GBP	234	364	2
GBP/USD	03/16/2011	CCI	GBP	408	636	2
GBP/USD	03/16/2011	CCI	GBP	293	456	3
GBP/USD	03/16/2011	CCI	GBP	354	552	7

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Mellon Capital Management International Index Fund (continued)

GBP/USD	03/16/2011	CGM	GBP	60	$93	$1
GBP/USD	03/16/2011	CCI	GBP	893	1,392	17
GBP/USD	03/16/2011	CCI	GBP	179	278	3
GBP/USD	03/16/2011	BOA	GBP	179	279	3
GBP/USD	03/16/2011	BOA	GBP	475	739	3
JPY/USD	03/16/2011	CCI	JPY	35,140	433	15
JPY/USD	03/16/2011	DUB	JPY	223,993	2,761	93
JPY/USD	03/16/2011	BCL	JPY	522,650	6,442	217
JPY/USD	03/16/2011	CCI	JPY	26,685	329	10
JPY/USD	03/16/2011	DUB	JPY	8,880	109	3
JPY/USD	03/16/2011	CSI	JPY	17,920	221	6
JPY/USD	03/16/2011	CSI	JPY	63,105	778	25
JPY/USD	03/16/2011	CCI	JPY	36,080	445	16
JPY/USD	03/16/2011	CSI	JPY	36,120	445	15
JPY/USD	03/16/2011	CCI	JPY	36,080	445	13
JPY/USD	03/16/2011	CCI	JPY	45,000	555	16
JPY/USD	03/16/2011	CGM	JPY	54,330	670	16
JPY/USD	03/16/2011	CCI	JPY	54,120	667	13
JPY/USD	03/16/2011	CCI	JPY	45,250	558	5
JPY/USD	03/16/2011	CCI	JPY	18,090	223	2
JPY/USD	03/16/2011	BOA	JPY	27,270	336	1
USD/AUD	03/16/2011	CCI	AUD	(2,153)	(2,182)	(88)
USD/EUR	03/16/2011	CCI	EUR	(5,859)	(7,827)	(73)
USD/GBP	03/16/2011	CCI	GBP	(3,942)	(6,143)	69
USD/JPY	03/16/2011	CCI	JPY	(500,519)	(6,169)	(181)

					$30,689	$469

JNL/PIMCO Real Return Fund

BRL/USD	03/02/2011	CIT	BRL	13,709	$8,155	$116
CAD/USD	02/17/2011	DUB	CAD	6,042	6,071	72
CAD/USD	02/17/2011	BNP	CAD	3,161	3,176	30
CAD/USD	02/17/2011	MSC	CAD	3,166	3,181	40
CAD/USD	02/17/2011	BOA	CAD	3,724	3,742	67
CNY/USD	01/10/2011	MSC	CNY	2,722	413	3
CNY/USD	01/10/2011	MSC	CNY	4,848	736	6
CNY/USD	01/10/2011	JPM	CNY	11,360	1,724	21
CNY/USD	01/10/2011	DUB	CNY	7,862	1,193	19
CNY/USD	11/15/2011	JPM	CNY	26,142	3,973	(97)
CNY/USD	02/13/2012	DUB	CNY	26,791	4,071	(65)
EUR/USD	01/25/2011	DUB	EUR	552	738	(30)
EUR/USD	01/25/2011	CIT	EUR	552	738	(29)
INR/USD	03/09/2011	DUB	INR	85,937	1,900	—
INR/USD	03/09/2011	DUB	INR	60,845	1,345	(5)
INR/USD	03/09/2011	CIT	INR	30,648	677	(3)
INR/USD	03/09/2011	CIT	INR	15,600	345	—
INR/USD	03/09/2011	CIT	INR	84,187	1,861	(9)
INR/USD	03/09/2011	DUB	INR	27,420	606	(4)
INR/USD	03/09/2011	JPM	INR	52,744	1,166	(4)
INR/USD	03/09/2011	CIT	INR	11,270	249	(1)
INR/USD	03/09/2011	DUB	INR	10,166	225	—
INR/USD	03/09/2011	CIT	INR	20,363	450	—
INR/USD	03/09/2011	CIT	INR	10,426	230	—
INR/USD	03/09/2011	UBS	INR	10,197	225	—
INR/USD	03/09/2011	CIT	INR	26,268	581	(1)
INR/USD	03/09/2011	JPM	INR	104,905	2,319	29
INR/USD	03/09/2011	BOA	INR	10,084	223	9
INR/USD	03/09/2011	JPM	INR	70,065	1,549	63
INR/USD	03/09/2011	CIT	INR	63,180	1,397	47
INR/USD	03/09/2011	DUB	INR	63,207	1,397	47
KRW/USD	01/19/2011	UBS	KRW	6,319,230	5,563	13
KRW/USD	01/19/2011	DUB	KRW	452,000	398	(2)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/PIMCO Real Return Fund (continued)

KRW/USD	01/19/2011	CIT	KRW	565,750	$498	$(2)
KRW/USD	01/19/2011	DUB	KRW	1,342,080	1,181	(18)
KRW/USD	05/09/2011	CIT	KRW	823,805	722	(8)
KRW/USD	05/09/2011	DUB	KRW	1,655,220	1,450	(20)
KRW/USD	05/09/2011	CIT	KRW	2,441,930	2,140	(15)
KRW/USD	05/09/2011	CIT	KRW	1,711,000	1,499	(26)
KRW/USD	05/09/2011	CIT	KRW	455,000	399	(1)
KRW/USD	05/09/2011	DUB	KRW	681,900	597	(2)
KRW/USD	05/09/2011	UBS	KRW	227,640	199	(1)
KRW/USD	05/09/2011	CIT	KRW	2,477,200	2,171	(23)
KRW/USD	05/09/2011	JPM	KRW	2,783,400	2,439	(15)
KRW/USD	05/09/2011	CIT	KRW	2,682,857	2,351	(45)
KRW/USD	05/09/2011	JPM	KRW	8,679,060	7,605	111
PHP/USD	02/07/2011	CIT	PHP	11,053	252	2
PHP/USD	02/07/2011	CIT	PHP	28,665	654	5
PHP/USD	02/07/2011	CIT	PHP	30,611	699	(1)
PHP/USD	02/07/2011	CIT	PHP	60,956	1,392	(8)
PHP/USD	02/07/2011	DUB	PHP	21,790	498	(2)
PHP/USD	02/07/2011	CIT	PHP	38,419	877	(6)
PHP/USD	02/07/2011	UBS	PHP	7,142	163	(1)
PHP/USD	02/07/2011	DUB	PHP	11,011	251	(2)
PHP/USD	06/15/2011	CIT	PHP	21,940	500	1
PHP/USD	06/15/2011	CIT	PHP	23,300	531	—
PHP/USD	06/15/2011	DUB	PHP	10,603	241	1
PHP/USD	06/15/2011	CIT	PHP	42,461	967	7
PHP/USD	06/15/2011	JPM	PHP	22,628	515	(1)
PHP/USD	06/15/2011	DUB	PHP	110,386	2,514	(3)
PHP/USD	06/15/2011	CIT	PHP	87,500	1,993	(7)
SGD/USD	02/24/2011	UBS	SGD	2,859	2,228	38
SGD/USD	02/24/2011	UBS	SGD	723	563	10
SGD/USD	02/24/2011	CIT	SGD	2,675	2,085	38
SGD/USD	03/09/2011	DUB	SGD	4,042	3,150	80
USD/AUD	01/28/2011	BOA	AUD	(4,877)	(4,972)	(329)
USD/CNY	01/10/2011	DUB	CNY	(26,791)	(4,065)	(36)
USD/EUR	01/04/2011	JPM	EUR	(388)	(518)	(2)
USD/EUR	01/06/2011	CIT	EUR	(10,667)	(14,254)	194
USD/EUR	01/25/2011	BNP	EUR	(2,280)	(3,047)	(14)
USD/EUR	01/25/2011	BNP	EUR	(3,910)	(5,225)	(52)
USD/EUR	01/25/2011	BNP	EUR	(2,370)	(3,167)	(27)
USD/EUR	01/25/2011	MSC	EUR	(2,340)	(3,127)	(33)
USD/EUR	01/25/2011	BOA	EUR	(2,800)	(3,742)	(59)
USD/EUR	01/25/2011	BNP	EUR	(2,006)	(2,681)	(56)
USD/EUR	01/25/2011	MSC	EUR	(388)	(518)	(5)
USD/GBP	03/21/2011	DUB	GBP	(465)	(725)	1
USD/JPY	01/14/2011	DUB	JPY	(9,187)	(113)	(4)
USD/JPY	01/31/2011	CIT	JPY	(6,710,000)	(82,672)	(96)
USD/KRW	01/19/2011	JPM	KRW	(8,679,060)	(7,641)	(124)

					$(32,526)	$(224)

JNL/PIMCO Total Return Bond Fund

AUD/USD	01/28/2011	BOA	AUD	4,891	$4,986	$330
AUD/USD	01/28/2011	BNP	AUD	4,100	4,180	126
BRL/USD	03/02/2011	CIT	BRL	83,706	49,793	710
BRL/USD	09/02/2011	BOA	BRL	1,303	754	54
BRL/USD	09/02/2011	MSC	BRL	1,302	754	54
CAD/USD	02/17/2011	DUB	CAD	53,367	53,625	639
CAD/USD	02/17/2011	BOA	CAD	602	605	11
CAD/USD	02/17/2011	BNP	CAD	349	351	8
CNY/USD	11/15/2011	JPM	CNY	22,631	3,439	(78)
CNY/USD	11/15/2011	CIT	CNY	115,099	17,492	(314)
IDR/USD	04/15/2011	MSC	IDR	9,090,000	993	(7)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/PIMCO Total Return Bond Fund (continued)
IDR/USD	04/15/2011	JPM	IDR	25,844,000	$2,823	$23
IDR/USD	07/27/2011	JPM	IDR	60,433,400	6,512	(72)
IDR/USD	07/27/2011	BNP	IDR	23,625,000	2,546	46
INR/USD	01/12/2011	JPM	INR	45,680	1,020	20
INR/USD	01/12/2011	MSC	INR	45,700	1,021	21
INR/USD	01/12/2011	CIT	INR	77,316	1,727	27
INR/USD	05/09/2011	BOA	INR	46,450	1,015	15
INR/USD	05/09/2011	JPM	INR	168,696	3,686	65
JPY/USD	01/14/2011	JPM	JPY	21,041	259	9
JPY/USD	01/14/2011	CIT	JPY	21,041	259	9
JPY/USD	01/14/2011	BNP	JPY	33,040	407	10
JPY/USD	01/14/2011	BNP	JPY	107,660	1,326	47
JPY/USD	01/14/2011	BNP	JPY	356,041	4,386	154
JPY/USD	01/14/2011	BNP	JPY	142,552	1,756	63
JPY/USD	01/14/2011	UBS	JPY	25,125	309	9
JPY/USD	01/14/2011	BNP	JPY	125,831	1,550	49
JPY/USD	01/14/2011	UBS	JPY	67,060	826	17
JPY/USD	01/14/2011	MSC	JPY	223,826	2,757	19
KRW/USD	01/19/2011	MSC	KRW	1,139,100	1,003	3
KRW/USD	01/19/2011	MSC	KRW	790,720	696	(4)
KRW/USD	01/19/2011	MSC	KRW	565,300	498	(2)
KRW/USD	01/19/2011	MSC	KRW	1,017,360	896	(4)
KRW/USD	01/19/2011	MSC	KRW	1,130,250	995	(5)
KRW/USD	01/19/2011	MSC	KRW	560,125	493	(7)
KRW/USD	01/19/2011	MSC	KRW	444,176	391	(9)
KRW/USD	01/19/2011	JPM	KRW	498,896	439	6
KRW/USD	01/19/2011	JPM	KRW	496,600	437	4
KRW/USD	01/19/2011	JPM	KRW	502,666	443	9
KRW/USD	01/19/2011	CIT	KRW	577,050	508	8
KRW/USD	01/19/2011	MSC	KRW	1,035,990	912	12
KRW/USD	01/19/2011	MSC	KRW	460,640	406	6
KRW/USD	01/19/2011	MSC	KRW	575,550	507	7
KRW/USD	01/19/2011	MSC	KRW	576,040	507	7
KRW/USD	01/19/2011	MSC	KRW	1,259,060	1,108	8
KRW/USD	05/09/2011	CIT	KRW	787,000	690	(12)
KRW/USD	05/09/2011	MSC	KRW	1,010,817	886	(14)
KRW/USD	05/09/2011	MSC	KRW	1,009,017	884	(16)
KRW/USD	05/09/2011	CIT	KRW	1,139,100	998	(10)
KRW/USD	05/09/2011	JPM	KRW	1,280,000	1,122	(7)
KRW/USD	05/09/2011	CIT	KRW	1,233,773	1,081	(21)
KRW/USD	05/09/2011	CIT	KRW	448,800	393	(7)
KRW/USD	05/09/2011	JPM	KRW	446,560	391	(9)
KRW/USD	05/09/2011	CIT	KRW	447,520	392	(8)
KRW/USD	05/09/2011	JPM	KRW	445,240	390	(10)
KRW/USD	05/09/2011	JPM	KRW	449,080	394	(7)
KRW/USD	05/09/2011	CIT	KRW	447,400	392	(8)
KRW/USD	05/09/2011	CIT	KRW	445,040	390	(10)
KRW/USD	05/09/2011	CIT	KRW	450,000	394	(6)
KRW/USD	05/09/2011	BOA	KRW	569,150	499	(1)
KRW/USD	05/09/2011	JPM	KRW	568,250	498	(2)
KRW/USD	05/09/2011	JPM	KRW	914,080	801	1
KRW/USD	05/09/2011	JPM	KRW	454,400	398	(2)
KRW/USD	05/09/2011	JPM	KRW	340,110	298	(2)
KRW/USD	05/09/2011	CIT	KRW	342,060	300	—
KRW/USD	05/09/2011	JPM	KRW	463,880	406	6
KRW/USD	05/09/2011	JPM	KRW	11,629,523	10,190	149
KRW/USD	05/09/2011	UBS	KRW	464,600	407	7
MXN/USD	02/22/2011	MSC	MXN	6,350	512	12
MXN/USD	02/22/2011	CIT	MXN	5,077	410	10
MXN/USD	02/22/2011	MSC	MXN	6,347	512	12
MXN/USD	02/22/2011	MSC	MXN	7,615	614	14

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/PIMCO Total Return Bond Fund (continued)
MXN/USD	02/22/2011	MSC	MXN	7,614	$614	$14
MXN/USD	02/22/2011	MSC	MXN	7,505	606	6
MXN/USD	02/22/2011	MSC	MXN	7,511	606	6
MXN/USD	02/22/2011	MSC	MXN	6,252	504	4
MXN/USD	02/22/2011	UBS	MXN	6,303	509	9
MXN/USD	02/22/2011	JPM	MXN	6,300	508	8
MXN/USD	02/22/2011	MSC	MXN	6,292	508	8
MXN/USD	02/22/2011	BOA	MXN	5,033	406	6
MXN/USD	02/22/2011	MSC	MXN	2,486	201	1
MXN/USD	02/22/2011	MSC	MXN	2,486	201	1
MXN/USD	02/22/2011	MSC	MXN	3,714	300	—
MXN/USD	02/22/2011	JPM	MXN	3,709	299	(1)
MXN/USD	02/22/2011	JPM	MXN	1,280	103	—
MXN/USD	02/22/2011	MSC	MXN	3,692	298	(2)
MXN/USD	02/22/2011	MSC	MXN	3,712	300	(1)
MXN/USD	02/22/2011	MSC	MXN	3,700	299	(2)
MXN/USD	02/22/2011	CIT	MXN	4,922	397	(3)
MXN/USD	02/22/2011	MSC	MXN	4,944	399	(1)
MXN/USD	02/22/2011	CIT	MXN	9,854	795	(5)
MXN/USD	02/22/2011	CIT	MXN	4,958	400	—
MXN/USD	02/22/2011	MSC	MXN	2,494	201	1
MXN/USD	02/22/2011	MSC	MXN	2,495	201	1
MXN/USD	02/22/2011	MSC	MXN	6,242	504	4
MXN/USD	02/22/2011	CIT	MXN	2,477	200	—
MXN/USD	02/22/2011	MSC	MXN	4,956	400	—
MXN/USD	02/22/2011	MSC	MXN	6,203	501	1
MXN/USD	02/22/2011	MSC	MXN	5,013	404	4
MXN/USD	02/22/2011	MSC	MXN	8,806	711	11
MXN/USD	02/22/2011	MSC	MXN	3,771	304	4
MXN/USD	02/22/2011	MSC	MXN	3,772	304	4
MXN/USD	02/22/2011	UBS	MXN	12,474	1,007	7
MXN/USD	02/22/2011	MSC	MXN	16,237	1,310	10
MXN/USD	02/22/2011	UBS	MXN	7,430	600	(1)
MXN/USD	02/22/2011	MSC	MXN	7,432	600	—
MXN/USD	02/22/2011	BOA	MXN	41,525	3,351	117
MXN/USD	02/22/2011	CIT	MXN	6,089	491	32
MXN/USD	02/22/2011	CIT	MXN	14,348	1,158	58
MXN/USD	02/22/2011	MSC	MXN	5,213	421	21
MXN/USD	02/22/2011	MSC	MXN	7,705	622	22
MXN/USD	02/22/2011	MSC	MXN	7,702	621	21
MXN/USD	02/22/2011	CIT	MXN	12,829	1,035	35
MXN/USD	02/22/2011	DUB	MXN	5,094	411	11
MXN/USD	02/22/2011	UBS	MXN	6,366	514	14
MXN/USD	02/22/2011	MSC	MXN	11,469	925	26
MXN/USD	02/22/2011	MSC	MXN	3,810	307	7
MXN/USD	02/22/2011	MSC	MXN	7,614	614	14
MXN/USD	02/22/2011	CIT	MXN	3,809	307	7
MXN/USD	02/22/2011	JPM	MXN	5,078	410	10
MXN/USD	02/22/2011	MSC	MXN	6,332	511	11
MXN/USD	02/22/2011	MSC	MXN	12,657	1,021	21
MYR/USD	02/07/2011	JPM	MYR	2,160	699	(1)
MYR/USD	02/07/2011	CIT	MYR	1,610	521	1
MYR/USD	02/07/2011	DUB	MYR	3,440	1,113	4
MYR/USD	02/07/2011	JPM	MYR	5,032	1,628	7
MYR/USD	02/07/2011	JPM	MYR	3,103	1,004	4
PHP/USD	02/07/2011	JPM	PHP	26,118	596	(4)
PHP/USD	02/07/2011	JPM	PHP	19,093	436	3
PHP/USD	02/07/2011	CIT	PHP	19,110	436	3
PHP/USD	02/07/2011	CIT	PHP	19,123	437	3
PHP/USD	04/15/2011	CIT	PHP	21,375	488	(12)
PHP/USD	04/15/2011	JPM	PHP	21,340	487	(13)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/PIMCO Total Return Bond Fund (continued)
PHP/USD	04/15/2011	JPM	PHP	26,250	$599	$(1)
PHP/USD	04/15/2011	CIT	PHP	26,166	597	(3)
PHP/USD	04/15/2011	BOA	PHP	22,000	502	2
PHP/USD	06/15/2011	CIT	PHP	18,760	427	1
PHP/USD	06/15/2011	CIT	PHP	19,900	453	—
PHP/USD	06/15/2011	JPM	PHP	19,354	441	(1)
PHP/USD	06/15/2011	DUB	PHP	94,415	2,150	(3)
PHP/USD	06/15/2011	JPM	PHP	43,200	984	(16)
PHP/USD	06/15/2011	DUB	PHP	25,926	590	(10)
PHP/USD	06/15/2011	CIT	PHP	38,430	875	(25)
PHP/USD	06/15/2011	JPM	PHP	21,770	496	(4)
PHP/USD	06/15/2011	JPM	PHP	40,320	918	18
PHP/USD	06/15/2011	JPM	PHP	22,460	511	11
PHP/USD	11/15/2011	CIT	PHP	38,790	883	(17)
PHP/USD	11/15/2011	CIT	PHP	34,716	790	(10)
PHP/USD	11/15/2011	CIT	PHP	36,975	842	(9)
PHP/USD	11/15/2011	DUB	PHP	37,443	852	2
PHP/USD	11/15/2011	JPM	PHP	22,050	502	2
PHP/USD	11/15/2011	CIT	PHP	21,945	499	(1)
PHP/USD	11/15/2011	CIT	PHP	17,820	406	6
PHP/USD	11/15/2011	JPM	PHP	17,748	404	4
PHP/USD	11/15/2011	CIT	PHP	22,105	503	3
SGD/USD	01/14/2011	JPM	SGD	480	374	8
SGD/USD	01/14/2011	JPM	SGD	480	374	7
SGD/USD	01/14/2011	JPM	SGD	484	377	10
SGD/USD	01/14/2011	JPM	SGD	659	513	13
SGD/USD	02/24/2011	MSC	SGD	2,622	2,043	43
SGD/USD	02/24/2011	MSC	SGD	129	100	—
SGD/USD	02/24/2011	CIT	SGD	257	200	—
SGD/USD	03/09/2011	JPM	SGD	514	401	1
SGD/USD	03/09/2011	JPM	SGD	386	301	1
SGD/USD	03/09/2011	JPM	SGD	1,426	1,111	11
SGD/USD	03/09/2011	JPM	SGD	2,103	1,639	38
SGD/USD	03/09/2011	MSC	SGD	1,586	1,236	36
SGD/USD	06/09/2011	DUB	SGD	1,200	935	15
SGD/USD	06/09/2011	DUB	SGD	658	513	7
SGD/USD	06/09/2011	JPM	SGD	1,162	905	5
SGD/USD	06/09/2011	JPM	SGD	773	602	2
SGD/USD	06/09/2011	CIT	SGD	515	401	1
SGD/USD	06/09/2011	CIT	SGD	386	301	1
SGD/USD	06/09/2011	JPM	SGD	450	351	1
SGD/USD	06/09/2011	JPM	SGD	1,820	1,418	18
SGD/USD	06/09/2011	JPM	SGD	905	705	5
SGD/USD	06/09/2011	JPM	SGD	655	510	10
TWD/USD	04/06/2011	DUB	TWD	2,500	86	4
TWD/USD	04/06/2011	BOA	TWD	3,523	121	5
TWD/USD	04/06/2011	JPM	TWD	3,615	124	5
USD/AUD	01/28/2011	BNP	AUD	(20)	(20)	(1)
USD/EUR	01/06/2011	CIT	EUR	(29,895)	(39,949)	498
USD/EUR	01/25/2011	CIT	EUR	(146)	(195)	7
USD/EUR	01/25/2011	CIT	EUR	(1,156)	(1,545)	46
USD/EUR	01/25/2011	DUB	EUR	(250)	(334)	(3)
USD/EUR	01/25/2011	JPM	EUR	(207)	(277)	(5)
USD/EUR	01/25/2011	JPM	EUR	(63)	(84)	(2)
USD/EUR	01/25/2011	BNP	EUR	(325)	(434)	(8)
USD/EUR	01/25/2011	BNP	EUR	(3,483)	(4,654)	(90)
USD/EUR	01/25/2011	BOA	EUR	(63)	(84)	(1)
USD/EUR	01/25/2011	JPM	EUR	(800)	(1,069)	—
USD/EUR	01/25/2011	JPM	EUR	(700)	(935)	(9)
USD/EUR	01/25/2011	JPM	EUR	(800)	(1,069)	(12)
USD/EUR	01/25/2011	JPM	EUR	(996)	(1,331)	5

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/PIMCO Total Return Bond Fund (continued)
USD/EUR	01/25/2011	BNP	EUR	(800)	$(1,069)	$(9)
USD/EUR	01/25/2011	MSC	EUR	(600)	(802)	(8)
USD/EUR	01/25/2011	BOA	EUR	(1,593)	(2,129)	(33)
USD/EUR	01/25/2011	BNP	EUR	(300)	(401)	(7)
USD/EUR	01/25/2011	BNP	EUR	(686)	(917)	(19)
USD/EUR	01/25/2011	UBS	EUR	(612)	(818)	(15)
USD/EUR	01/25/2011	MSC	EUR	(499)	(667)	(5)
USD/GBP	03/21/2011	DUB	GBP	(2,289)	(3,567)	4
USD/INR	01/12/2011	JPM	INR	(168,696)	(3,767)	(78)
USD/JPY	01/14/2011	DUB	JPY	(1,518,250)	(18,702)	(658)
USD/JPY	01/24/2011	JPM	JPY	(6,440,000)	(79,339)	(543)
USD/JPY	01/24/2011	DUB	JPY	(6,670,000)	(82,172)	(608)
USD/JPY	03/14/2011	CIT	JPY	(660,000)	(8,135)	(227)
USD/KRW	01/19/2011	JPM	KRW	(11,629,523)	(10,238)	(166)
USD/SGD	01/14/2011	JPM	SGD	(2,103)	(1,638)	(38)
ZAR/USD	01/28/2011	JPM	ZAR	37,406	5,657	226
ZAR/USD	01/28/2011	MSC	ZAR	5,574	843	43
ZAR/USD	01/28/2011	JPM	ZAR	5,578	844	44
ZAR/USD	01/28/2011	JPM	ZAR	8,012	1,212	112
ZAR/USD	04/28/2011	JPM	ZAR	6,970	1,041	41
ZAR/USD	04/28/2011	MSC	ZAR	6,977	1,042	42
ZAR/USD	09/13/2011	MSC	ZAR	2,280	337	37
ZAR/USD	09/13/2011	UBS	ZAR	5,320	787	87

					$18,389	$1,521

JNL/T.Rowe Price Short-Term Bond Fund
CNY/USD	12/16/2011	JPM	CNY	55,585	$8,448	$(88)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Schedule of Interest Rate Swap Agreements
Counterparty	Floating Rate Index	Paying/Receiving Floating Rate	Fixed Rate	Expiration Date		Notional Amount[1]	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
BBP	6-Month EURIBOR	Paying	4.26%	04/23/2020	EUR	14,860	$48
BBP	6-Month EURIBOR	Paying	4.27%	05/12/2020	EUR	3,690	12
BBP	6-Month EURIBOR	Paying	4.27%	05/14/2020	EUR	6,280	21
BBP	6-Month EURIBOR	Receiving	4.09%	04/23/2040	EUR	4,450	(185)
BBP	6-Month EURIBOR	Receiving	3.94%	05/12/2040	EUR	1,030	(15)
BBP	6-Month EURIBOR	Receiving	3.94%	05/14/2040	EUR	1,880	(26)
BBP	British Pound 6-Month LIBOR	Receiving	2.59%	11/03/2015	GBP	5,130	(12)
BBP	British Pound 6-Month LIBOR	Paying	3.49%	11/03/2020	GBP	8,840	1
BBP	British Pound 6-Month LIBOR	Receiving	3.87%	11/03/2025	GBP	4,450	(22)
BOA	3-Month LIBOR	Receiving	1.63%	11/05/2014		46,700	851
BOA	3-Month LIBOR	Receiving	2.12%	11/23/2014		40,400	398
BOA	3-Month LIBOR	Paying	2.75%	11/05/2017		39,000	(1,496)
BOA	3-Month LIBOR	Paying	3.59%	11/23/2019		36,100	(845)
BOA	3-Month LIBOR	Receiving	3.57%	11/05/2022		10,700	591
BOA	3-Month LIBOR	Receiving	3.16%	02/15/2026		8,600	697
BOA	3-Month LIBOR	Receiving	4.21%	11/23/2027		13,000	355
BOA	3-Month LIBOR	Receiving	3.75%	06/15/2041		4,900	381
CIT	6-Month EURIBOR	Paying	2.10%	11/05/2015	EUR	6,250	(154)
CIT	6-Month EURIBOR	Paying	4.29%	04/23/2020	EUR	14,850	70
CIT	6-Month EURIBOR	Paying	4.35%	05/14/2020	EUR	9,920	76
CIT	6-Month EURIBOR	Receiving	4.12%	04/23/2040	EUR	4,460	(213)
CIT	6-Month EURIBOR	Receiving	4.04%	05/14/2040	EUR	2,920	(100)
CIT	British Pound 6-Month LIBOR	Paying	1.75%	06/15/2014	GBP	7,150	13
CST	3-Month LIBOR	Receiving	4.25%	12/17/2013		160	(6)
CST	6-Month EURIBOR	Paying	3.76%	08/06/2020	EUR	4,050	(99)
CST	6-Month EURIBOR	Receiving	3.63%	08/06/2040	EUR	1,100	44
CST	British Pound 6-Month LIBOR	Paying	1.50%	06/15/2013	GBP	3,940	23
CST	British Pound 6-Month LIBOR	Paying	1.75%	06/15/2014	GBP	5,680	(17)
DUB	3-Month LIBOR	Receiving	1.65%	11/02/2014		94,600	1,681
DUB	3-Month LIBOR	Receiving	1.75%	06/15/2016		23,000	585
DUB	3-Month LIBOR	Paying	2.75%	11/02/2017		79,100	(3,023)
DUB	3-Month LIBOR	Receiving	2.25%	06/15/2018		11,800	(113)
DUB	3-Month LIBOR	Receiving	2.51%	10/15/2020		5,500	373
DUB	3-Month LIBOR	Receiving	2.75%	06/15/2021		11,700	(21)
DUB	3-Month LIBOR	Receiving	2.75%	06/15/2021		11,700	(58)
DUB	3-Month LIBOR	Receiving	2.75%	06/15/2021		14,900	(100)
DUB	3-Month LIBOR	Receiving	2.75%	06/15/2021		11,700	9
DUB	3-Month LIBOR	Receiving	3.54%	11/02/2022		21,700	1,242
DUB	3-Month LIBOR	Receiving	3.09%	02/15/2026		8,300	745
DUB	3-Month LIBOR	Paying	3.75%	06/15/2041		4,500	(94)
DUB	3-Month LIBOR	Receiving	3.75%	06/15/2041		10,000	689
DUB	6-Month EURIBOR	Receiving	2.25%	06/15/2016	EUR	1,290	7
DUB	Brazil Interbank Deposit Rate	Paying	11.45%	01/02/2012	BRL	22,510	(51)
DUB	Brazil Interbank Deposit Rate	Paying	11.51%	01/02/2012	BRL	56,000	(110)
DUB	KRW 3-month CD Rate	Paying	2.82%	01/28/2011	KRW	2,437,000	—
DUB	KRW 3-month CD Rate	Paying	3.87%	06/12/2011	KRW	1,400,000	6
DUB	KRW 3-month CD Rate	Paying	3.69%	06/26/2011	KRW	7,020,000	22
DUB	KRW 3-month CD Rate	Paying	3.62%	07/06/2011	KRW	2,923,122	15
DUB	KRW 3-month CD Rate	Paying	3.63%	07/07/2011	KRW	4,883,824	25
JPM	3-Month LIBOR	Paying	3.75%	06/15/2041		5,500	(121)
JPM	6-Month EURIBOR	Paying	3.65%	08/07/2020	EUR	3,750	(113)
JPM	6-Month EURIBOR	Paying	3.53%	08/10/2020	EUR	7,570	(279)
JPM	6-Month EURIBOR	Receiving	3.54%	08/07/2040	EUR	1,030	58
JPM	6-Month EURIBOR	Receiving	3.42%	08/10/2040	EUR	2,070	165
JPM	Brazil Interbank Deposit Rate	Paying	12.26%	01/02/2013	BRL	55,160	28
JPM	Brazil Interbank Deposit Rate	Paying	12.19%	01/02/2013	BRL	12,240	(1)
JPM	British Pound 6-Month LIBOR	Paying	1.75%	06/15/2014	GBP	1,440	(18)
JPM	KRW 3-month CD Rate	Paying	2.83%	01/28/2011	KRW	2,369,000	1
JPM	KRW 3-month CD Rate	Paying	3.90%	06/15/2011	KRW	2,300,000	10
JPM	KRW 3-month CD Rate	Paying	3.72%	06/22/2011	KRW	6,700,000	23
JPM	KRW 3-month CD Rate	Paying	3.66%	07/08/2011	KRW	2,322,820	12

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Schedule of Interest Rate Swap Agreements
Counterparty	Floating Rate Index	Paying/Receiving Floating Rate	Fixed Rate	Expiration Date		Notional Amount[1]	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
RBC	3-Month Canadian Bankers Acceptance Rate	Receiving	2.14%	11/03/2015	CAD	7,080	$124
RBC	3-Month Canadian Bankers Acceptance Rate	Receiving	2.11%	11/04/2015	CAD	10,730	201
RBC	6-Month EURIBOR	Paying	2.12%	11/08/2015	EUR	9,430	(223)
RBS	British Pound 6-Month LIBOR	Paying	1.50%	06/15/2013	GBP	14,790	17

							$2,104

JNL/Goldman Sachs Emerging Markets Debt Fund
BOA	3-Month South Africa Johannesburg Interbank Rate	Paying	7.42%	02/13/2012	ZAR	200,000	$657
BOA	3-Month South Africa Johannesburg Interbank Rate	Paying	7.02%	04/09/2012	ZAR	100,000	292
DUB	3-Month South Africa Johannesburg Interbank Rate	Paying	7.36%	02/01/2012	ZAR	195,300	625
CIT	6-Month Poland Warsaw Interbank Rate	Paying	4.60%	06/28/2012	PLN	75,000	565
DUB	6-Month Poland Warsaw Interbank Rate	Paying	4.89%	03/12/2012	PLN	56,649	605
DUB	6-Month Poland Warsaw Interbank Rate	Paying	4.75%	03/22/2012	PLN	85,000	815
DUB	6-Month Poland Warsaw Interbank Rate	Paying	4.43%	06/14/2012	PLN	29,000	191
DUB	6-Month Poland Warsaw Interbank Rate	Paying	4.41%	06/14/2012	PLN	100,000	645
DUB	6-Month Poland Warsaw Interbank Rate	Paying	4.58%	06/29/2012	PLN	79,810	590
DUB	6-Month Poland Warsaw Interbank Rate	Paying	4.66%	09/28/2012	PLN	157,870	(4)
CIT	6-Month Sinacofi Chile Interbank Rate	Paying	5.24%	12/15/2014	CLP	3,000,000	(11)
DUB	6-Month Sinacofi Chile Interbank Rate	Paying	2.65%	03/19/2012	CLP	6,000,000	(256)
DUB	6-Month Sinacofi Chile Interbank Rate	Paying	4.03%	07/29/2012	CLP	12,050,000	(17)
DUB	6-Month Sinacofi Chile Interbank Rate	Paying	4.19%	08/20/2012	CLP	4,300,000	(9)
DUB	6-Month Sinacofi Chile Interbank Rate	Paying	4.15%	08/20/2012	CLP	2,900,000	(12)
DUB	6-Month Sinacofi Chile Interbank Rate	Paying	4.12%	09/04/2012	CLP	6,733,000	(33)
DUB	6-Month Sinacofi Chile Interbank Rate	Paying	5.04%	11/18/2014	CLP	1,780,000	(26)
JPM	6-Month Sinacofi Chile Interbank Rate	Paying	4.95%	04/20/2015	CLP	3,000,000	(80)
BBP	Brazil Interbank Deposit Rate	Paying	11.34%	01/02/2012	BRL	230,610	(599)
DUB	Brazil Interbank Deposit Rate	Paying	11.77%	01/02/2012	BRL	150,000	73
DUB	Brazil Interbank Deposit Rate	Paying	11.52%	01/02/2012	BRL	178,100	(342)
DUB	Brazil Interbank Deposit Rate	Paying	11.51%	01/02/2012	BRL	18,000	(36)
BOA	Mexican Interbank Rate	Paying	7.48%	12/17/2020	MXN	286,510	257
DUB	Mexican Interbank Rate	Paying	7.56%	12/04/2020	MXN	119,510	174

							$4,064

JNL/PIMCO Real Return Fund
BCL	Brazil Interbank Deposit Rate	Paying	10.68%	01/02/2012	BRL	5,700	$(1)
HSB	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	17
JPM	Brazil Interbank Deposit Rate	Paying	11.25%	01/02/2012	BRL	6,000	(17)
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	28,900	111
MLC	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	5,000	168
MLC	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	15,300	474
MLC	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	1,400	81
MSS	Brazil Interbank Deposit Rate	Paying	11.63%	01/02/2012	BRL	4,300	21
MSS	Brazil Interbank Deposit Rate	Paying	11.60%	01/02/2012	BRL	50,000	363
MSS	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2013	BRL	7,000	37
UBS	Brazil Interbank Deposit Rate	Paying	12.07%	01/02/2013	BRL	45,300	459
DUB	British Pound Retail Price Index	Paying	3.45%	09/15/2012	GBP	1,000	(10)

							$1,703

JNL/PIMCO Total Return Bond Fund
DUB	3-Month Australian Bank Bill	Paying	4.50%	06/15/2011	AUD	20,700	$(75)
DUB	3-Month Australian Bank Bill	Paying	4.50%	06/15/2011	AUD	1,800	(9)
BOA	3-Month LIBOR	Receiving	4.25%	06/15/2041		9,000	(114)
MSS	3-Month LIBOR	Receiving	4.25%	06/15/2041		6,100	(21)
MSS	3-Month LIBOR	Receiving	4.25%	06/15/2041		30,200	(573)
MSS	3-Month LIBOR	Receiving	4.25%	06/15/2041		12,700	(168)
STA	6-Month Australian Bank Bill	Paying	4.25%	09/15/2011	AUD	15,500	(212)
BCL	Brazil Interbank Deposit Rate	Paying	10.60%	01/02/2012	BRL	1,500	3
CST	Brazil Interbank Deposit Rate	Paying	12.48%	01/02/2013	BRL	2,000	8
GSB	Brazil Interbank Deposit Rate	Paying	10.84%	01/02/2012	BRL	12,900	60
HSB	Brazil Interbank Deposit Rate	Paying	10.61%	01/02/2012	BRL	1,400	3
HSB	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	16
JPM	Brazil Interbank Deposit Rate	Paying	12.07%	01/02/2013	BRL	6,400	(3)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Schedule of Interest Rate Swap Agreements
Counterparty	Floating Rate Index	Paying/Receiving Floating Rate	Fixed Rate	Expiration Date		Notional Amount[1]	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	30,000	$113
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	49,800	198
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	2,000	8
JPM	Brazil Interbank Deposit Rate	Paying	12.07%	01/02/2013	BRL	10,800	2
JPM	Brazil Interbank Deposit Rate	Paying	12.20%	01/02/2014	BRL	9,900	84
JPM	Brazil Interbank Deposit Rate	Paying	12.20%	01/02/2014	BRL	6,700	59
MLC	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2012	BRL	4,700	92
MLC	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	6,600	236
MLC	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	500	29
MLC	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	200	11
MLC	Brazil Interbank Deposit Rate	Paying	11.14%	01/02/2012	BRL	73,100	645
MLC	Brazil Interbank Deposit Rate	Paying	10.99%	01/02/2012	BRL	2,000	8
MLC	Brazil Interbank Deposit Rate	Paying	10.99%	01/02/2012	BRL	4,600	21
MLC	Brazil Interbank Deposit Rate	Paying	10.99%	01/02/2012	BRL	15,000	61
MLC	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	16
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	2,700	(1)
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	19,800	120
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	6,000	22
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	10,400	17
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	19,900	8
MSS	Brazil Interbank Deposit Rate	Paying	11.63%	01/02/2012	BRL	3,700	15
MSS	Brazil Interbank Deposit Rate	Paying	11.63%	01/02/2012	BRL	27,600	106
MSS	Brazil Interbank Deposit Rate	Paying	11.63%	01/02/2012	BRL	38,000	135
MSS	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2013	BRL	10,100	37
MSS	Brazil Interbank Deposit Rate	Paying	12.59%	01/02/2013	BRL	86,800	762
MSS	Brazil Interbank Deposit Rate	Paying	12.59%	01/02/2013	BRL	22,600	110
MSS	Brazil Interbank Deposit Rate	Paying	11.89%	01/02/2014	BRL	6,300	3
MSS	Brazil Interbank Deposit Rate	Paying	11.89%	01/02/2014	BRL	10,500	7
UBS	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	3,500	22
UBS	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	1,900	12
JPM	Mexican Interbank Rate	Paying	7.33%	01/28/2015	MXN	73,400	221

							$2,094

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread [4]	Fixed Received / Pay Rate [6]	Expiration Date	Notional Amount [1], [5]	Value	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund

Credit default swap agreements - sell protection[2]
DUB	CDX.NA.HY.15	4.30%	5.00%	12/20/2015	$(12,000)	$353	$25
JPM	CDX.NA.HY.15	4.30%	5.00%	12/20/2015	(12,000)	353	7
DUB	Metlife Inc., 5.00%, 06/15/2015	1.44%	1.00%	03/20/2015	(2,000)	(35)	41
DUB	Metlife Inc., 5.00%, 06/15/2015	1.56%	1.00%	09/20/2015	(1,000)	(24)	35
JPM	Prudential Financial Inc., 4.50%, 07/15/2013	1.29%	1.00%	06/20/2015	(825)	(10)	41

					$(27,825)	$637	$149

JNL/PIMCO Real Return Fund

Credit default swap agreements - sell protection[2]
DUB	American International Group Inc., 6.25%, 05/01/2036	1.28%	5.00%	12/20/2013	$(8,300)	$895	$1,572
DUB	CDX.EM-14	2.00%	5.00%	12/20/2015	(3,800)	519	(41)
MSS	CDX.EM-14	2.00%	5.00%	12/20/2015	(27,700)	3,779	(154)
STA	CDX.EM-14	2.00%	5.00%	12/20/2015	(2,800)	382	(15)
BNP	CDX.NA.IG.15	0.85%	1.00%	12/20/2015	(5,900)	41	(9)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.40%	1.00%	06/20/2020	(4,200)	(135)	3
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	1.40%	1.00%	06/20/2015	(1,600)	(2)	15
BOA	French Republic, 4.25%, 04/25/2019	1.00%	0.25%	06/20/2015	(2,800)	(90)	(37)
BOA	French Republic, 4.25%, 04/25/2019	1.06%	0.25%	12/20/2015	(2,800)	(107)	(50)
BOA	French Republic, 4.25%, 04/25/2019	1.06%	0.25%	12/20/2015	(3,900)	(149)	(42)
CIT	French Republic, 4.25%, 04/25/2019	1.06%	0.25%	12/20/2015	(1,800)	(69)	(19)
DUB	French Republic, 4.25%, 04/25/2019	1.00%	0.25%	06/20/2015	(1,100)	(35)	—
JPM	French Republic, 4.25%, 04/25/2019	1.00%	0.25%	06/20/2015	(1,700)	(55)	4
JPM	French Republic, 4.25%, 04/25/2019	1.06%	0.25%	12/20/2015	(1,100)	(42)	(20)
DUB	ING N.V., 4.00%, 09/18/2013	1.67%	1.40%	06/20/2011	(2,700)	(5)	(3)
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.69%	1.00%	12/20/2015	(4,800)	71	(40)
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.69%	1.00%	12/20/2015	(1,600)	24	(10)
DUB	Japanese Government Bond, 2.00%, 03/21/2022	0.69%	1.00%	12/20/2015	(1,700)	25	(10)
JPM	Japanese Government Bond, 2.00%, 03/21/2022	0.69%	1.00%	12/20/2015	(1,600)	24	(9)
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	1.16%	1.00%	09/20/2012	(500)	(1)	5
BOA	Republic of Italy, 6.88%, 09/27/2023	1.56%	1.00%	06/20/2011	(300)	(1)	3
DUB	Republic of Italy, 6.88%, 09/27/2023	2.34%	1.00%	06/20/2015	(400)	(22)	(13)
DUB	Republic of Italy, 6.88%, 09/27/2023	2.37%	1.00%	12/20/2015	(4,000)	(244)	(106)
BOA	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.67%	1.00%	06/20/2015	(2,900)	42	5
CST	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.71%	1.00%	12/20/2015	(4,500)	61	(47)
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.67%	1.00%	06/20/2015	(2,700)	39	13
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.67%	1.00%	06/20/2015	(1,100)	16	10
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.71%	1.00%	12/20/2015	(1,700)	23	(17)

					$(100,000)	$4,984	$988

Credit default swap agreements - purchase protection[3]
CIT	GATX Corp., 5.80%, 03/01/2016	n/a	1.07%	03/20/2016	$1,000	$22	$22
BNP	International Lease Finance Corporation, 6.63%, 11/15/2013	n/a	1.60%	12/20/2013	500	11	10
DUB	Knight, Inc., 6.50%, 09/01/2012	n/a	1.00%	03/20/2016	2,000	79	(10)
MSC	Knight, Inc., 6.50%, 09/01/2012	n/a	1.00%	03/20/2016	3,000	119	(19)
DUB	Macy’s Corp., 7.45%, 07/15/2017	n/a	2.10%	09/20/2017	1,000	(36)	(37)
DUB	Marsh & McLennan Companies, Inc., 5.75%, 09/15/2015	n/a	0.60%	09/20/2015	1,000	29	27
JPM	Pearson, 5.70%, 06/01/2014	n/a	0.83%	06/20/2014	1,000	(12)	(12)
BCL	REXAM PLC, 6.75%, 06/01/2013	n/a	1.45%	06/20/2013	700	(16)	(16)
DUB	Seagate Technology HDD Holdings, 6.80%, 10/01/2016	n/a	1.00%	12/20/2011	5,000	(25)	(86)

					$15,200	$171	$(121)

JNL/PIMCO Total Return Bond Fund

Credit default swap agreements - sell protection[2]
DUB	CDX.EM-12	1.88%	5.00%	12/20/2014	$(1,500)	$175	$12
DUB	CDX.EM-13	1.95%	5.00%	06/20/2015	(12,500)	1,580	(86)
MSS	CDX.EM.13	1.95%	5.00%	06/20/2015	(4,100)	518	36
BOA	CDX.EM.14	2.00%	5.00%	12/20/2015	(5,000)	682	(49)
CIT	CDX.EM.14	2.00%	5.00%	12/20/2015	(3,000)	409	(5)
DUB	CDX.EM.14	2.00%	5.00%	12/20/2015	(7,900)	1,078	77
JPM	CDX.EM.14	2.00%	5.00%	12/20/2015	(1,700)	232	8
MSS	CDX.EM.14	2.00%	5.00%	12/20/2015	(3,300)	450	33

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread[4]	Fixed Received / Pay Rate[6]	Expiration Date	Notional Amount[1,5]	Value	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)

Credit default swap agreements - sell protection[2] (continued)
STA	CDX.EM.14	2.00%	5.00%	12/20/2015	$(2,000)	$273	$(6)
CIT	CDX.HY-8 35-100%	0.07%	0.40%	06/20/2012	(963)	5	5
CIT	CDX.HY-8 35-100%	0.07%	0.36%	06/20/2012	(4,815)	20	21
DUB	CDX.HY.15	4.30%	5.00%	12/20/2015	(26,500)	780	426
MSS	CDX.HY.15	4.30%	5.00%	12/20/2015	(5,800)	171	213
STA	CDX.HY.15	4.30%	5.00%	12/20/2015	(3,200)	94	124
DUB	CDX.IG-10 30-100%	0.16%	0.53%	06/20/2013	(1,350)	12	12
GSI	CDX.IG-10 30-100%	0.16%	0.46%	06/20/2013	(1,736)	13	13
DUB	CDX.IG-9 30-100%	0.10%	0.71%	12/20/2012	(7,137)	86	88
GSI	CDX.IG-9 30-100%	0.38%	0.55%	12/20/2017	(1,447)	16	16
BNP	CDX.IG.15	0.85%	1.00%	12/20/2015	(6,500)	45	41
JPM	CDX.IG.15	0.85%	1.00%	12/20/2015	(20,300)	141	98
MSS	CDX.IG.15	0.85%	1.00%	12/20/2015	(4,800)	33	25
CIT	CDX.NA.HY.15	4.30%	5.00%	12/20/2015	(600)	18	20
CIT	CDX.NA.HY.15	4.30%	5.00%	12/20/2015	(4,600)	135	240
JPM	CDX.NA.HY.15	4.30%	5.00%	12/20/2015	(16,400)	483	348
BOA	CDX.NA.IG.15	0.85%	1.00%	12/20/2015	(70,100)	488	525
CIT	CDX.NA.IG.15	0.85%	1.00%	12/20/2015	(14,900)	104	141
DUB	CDX.NA.IG.15	0.85%	1.00%	12/20/2015	(21,500)	150	212
STA	CDX.NA.IG.15	0.85%	1.00%	12/20/2015	(9,200)	64	(4)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.03%	1.00%	06/20/2015	(500)	(1)	4
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.03%	1.00%	06/20/2015	(2,000)	(3)	18
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	1.06%	1.00%	09/20/2015	(2,000)	(5)	12
MLI	Federated Republic of Brazil, 12.25%, 03/06/2030	1.12%	1.95%	04/20/2016	(100)	4	5
MSC	Federated Republic of Brazil, 12.25%, 03/06/2030	1.03%	1.00%	06/20/2015	(600)	(1)	5
STA	Federated Republic of Brazil, 12.25%, 03/06/2030	1.06%	1.00%	09/20/2015	(1,000)	(3)	5
STA	French Republic, 4.25%, 04/25/2019	1.06%	0.25%	12/20/2015	(2,400)	(91)	(43)
BNP	General Electric Capital Corp., 6.00%, 06/15/2012	0.52%	0.78%	03/20/2011	(700)	—	1
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	1.33%	1.00%	12/20/2015	(2,400)	(37)	7
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	1.33%	1.00%	12/20/2015	(2,400)	(37)	6
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	0.52%	5.00%	06/20/2011	(1,000)	21	53
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	1.06%	4.33%	12/20/2013	(800)	76	77
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	1.06%	4.80%	12/20/2013	(600)	65	66
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.52%	1.00%	03/20/2011	(2,000)	2	14
DUB	General Electric Capital Corp., 6.00%, 06/15/2012	0.52%	0.80%	06/20/2011	(3,700)	5	6
DUB	General Electric Capital Corp., 6.00%, 06/15/2012	0.52%	1.50%	09/20/2011	(300)	2	2
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	1.06%	4.90%	12/20/2013	(1,100)	123	125
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	1.36%	1.00%	03/20/2016	(100)	(2)	4
GSI	General Electric Capital Corp., 5.63%, 09/15/2017	0.52%	8.00%	03/20/2011	(1,000)	16	19
MSC	General Electric Capital Corp., 5.63%, 09/15/2017	0.52%	1.00%	09/20/2011	(1,300)	5	22
DUB	Japan 20 Year Government Bond, 2.00%, 03/21/2022	0.59%	1.00%	03/20/2015	(500)	8	2
JPM	Japan 20 Year Government Bond, 2.00%, 03/21/2022	0.59%	1.00%	03/20/2015	(900)	15	3
BNP	Merrill Lynch & Co., 5.00%, 01/15/2015	0.82%	1.00%	09/20/2011	(1,900)	3	4
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.61%	1.00%	06/20/2015	(2,800)	48	(1)
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.61%	1.00%	06/20/2015	(1,000)	17	(1)
DUB	Republic of Indonesia, 6.75%, 03/10/2014	1.22%	1.00%	09/20/2015	(500)	(5)	6
MSC	Republic of Panama, 8.88%, 09/30/2027	0.53%	0.75%	01/20/2012	(200)	1	1
STA	U.S. Treasury Bond, 4.88%, 08/15/2016	0.38%	0.25%	09/20/2015	(11,100)	(90)	72
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.62%	1.00%	12/20/2014	(700)	10	4
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.67%	1.00%	06/20/2015	(4,900)	71	11
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.62%	1.00%	12/20/2014	(200)	3	2
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.64%	1.00%	03/20/2015	(2,700)	40	24
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.64%	1.00%	03/20/2015	(1,300)	19	11
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.67%	1.00%	06/20/2015	(7,900)	114	18
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.71%	1.00%	12/20/2015	(1,000)	14	(10)
MSC	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.62%	1.00%	12/20/2014	(300)	5	2
MSC	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.67%	1.00%	06/20/2015	(4,900)	71	11
BOA	United Mexican States, 7.50%, 04/08/2033	1.08%	1.00%	09/20/2015	(300)	(1)	3
CIT	United Mexican States, 7.50%, 04/08/2033	1.08%	1.00%	09/20/2015	(700)	(2)	7
DUB	United Mexican States, 7.50%, 04/08/2033	1.02%	1.00%	03/20/2015	(3,600)	(2)	77

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread[4]	Fixed Received/ Pay Rate[6]	Expiration Date	Notional Amount[1,5]	Value	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection [2] (continued)
JPM	United Mexican States, 7.50%, 04/08/2033	1.13%	0.92%	03/20/2016	$(500)	$(5)	$(4)

					$(336,748)	$8,728	$3,234

1Notional amount is stated in USD unless otherwise noted.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

4Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues, sovereign issues of an emerging market country, credit indices or U.S. municipal issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Schedule of Total Return Swap Agreements

Counterparty	Reference Entity	Paying/ Receiving Reference Entity Total Return	Expiration Date		Notional Amount[1]	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund
CGM	* Egyptian T-Bill, 0.00%, 02/08/2011	N/A	02/10/2011	EGP	31,000	$(24)
DUB	* Egyptian T-Bill, 0.00%, 02/01/2011	N/A	02/01/2011	EGP	73,000	285

						$261

JNL/Ivy Asset Strategy Fund
GSC	* Brazil Bovespa Index February 2011 Future	N/A	02/17/2011	BRL	—	$(4)
GSC	* Brazil Bovespa Index February 2011 Future	N/A	02/17/2011	BRL	—	(37)
GSC	* Brazil Bovespa Index February 2011 Future	N/A	02/17/2011	BRL	—	4
MSC	* Brazil Bovespa Index February 2011 Future	N/A	02/17/2011	BRL	—	11

						$(26)

1Notional amount is stated in USD unless otherwise noted.

* Swap agreement fair valued in good faith in accordance with procedures established by the Board. Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs. See FASB ASC Topic 820 note in these Notes to the Schedule of Investments.

Counterparty	Abbreviations
BANCAMERICA SECURITIES/BANK OF AMERICA NA	BOA
BARCLAYS CAPITAL INC.	BCL
BARCLAYS BANK PLC	BBP
BNP PARIBAS SECURITIES	BNP
BNY CAPITAL MARKETS	BNY
CITIBANK, INC.	CIT
CITICORP SECURITIES, INC.	CCI
CITIGROUP GLOBAL MARKETS(FRMRLY SALOMON)	CGM
CREDIT SUISSE INTERNATIONAL	CST
CREDIT SUISSE SECURITIES, LLC	CSI
DEUTSCHE BANK ALEX BROWN INC.	DUB
GOLDMAN SACHS & CO.	GSC
GOLDMAN SACHS BANK USA	GSB
GOLDMAN SACHS INTERNATIONAL	GSI
HSBC SECURITIES, INC.	HSB
J.P. MORGAN	JPM
J.P. MORGAN SECURITIES, INC.	JPM
MERRILL LYNCH CAPITAL SERVICES	MLC
MERRILL LYNCH INTERNATIONAL	MLI
MERRILL LYNCH PROFESSIONAL CLEARING CORP	MLP
MERRILL LYNCH, PIERCE, FENNER, & SMITH	MLP
MORGAN STANLEY & CO., INCORPORATED	MSC
MORGAN STANLEY CAPITAL SERVICES INC.	MSS
NOMURA SECURITIES INTERNATIONAL, INC.	NSI
ROYAL BANK OF CANADA	RBC
ROYAL BANK OF SCOTLAND	RBS
STATE STREET BROKERAGE SERVICES, INC.	SSB
UBS SECURITIES LLC	UBS
UBS AG STAMFORD	STA
WESTPAC BANKING CORPORATION	WBC

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Pledged or Segregated Collateral – The following table summarizes cash and securities collateral pledged for futures contracts and reverse repurchase agreements or segregated for securities sold short, swap agreements and delayed delivery securities:

	Futures Contracts		Reverse Repurchase	Securities Sold Short	Swap Agreements		Delayed Delivery	Total Pledged or Segregated
	Pledged Cash	Pledged Securities	Segregated Securities	Segregated Securities	Segregated or Pledged Cash	Segregated Securities	Segregated Securities	Cash and Securities
JNL/Goldman Sachs Core Plus Bond Fund	$-	$3,935	$-	$-	$1,174	$-	$-	$5,109
JNL/Goldman Sachs Emerging Markets Debt Fund	-	-	-	-	750	-	-	750
JNL/Goldman Sachs U.S. Equity Flex Fund	-	-	-	107,241	-	-	-	107,241
JNL/Ivy Asset Strategy Fund	-	-	-	-	-	832	-	832
JNL/Mellon Capital Management S&P 500 Index Fund	-	1,295	-	-	-	-	-	1,295
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund	-	940	-	-	-	-	-	940
JNL/Mellon Capital Management Small Cap Index Fund	-	895	-	-	-	-	-	895
JNL/Mellon Capital Management International Index Fund	-	1,709	-	-	-	-	-	1,709
JNL/Mellon Capital Management Global Alpha Fund	-	8,597	-	-	-	-	-	8,597
JNL/PIMCO Real Return Fund	29	2,576	114,235	-	-	1,749	570	119,159
JNL/PIMCO Total Return Bond Fund	10	6,973	110,305	-	-	1,918	-	119,206

Reverse Repurchase Agreements – The average daily balance of reverse repurchase agreements (in thousands) and the weighted average interest rate for the year ended December 31, 2010 were as follows: JNL/PIMCO Real Return Fund, $140,231, 0.24% and JNL/PIMCO Total Return Bond Fund, $75,254, 0.19%.

At December 31, 2010 reverse repurchase agreements outstanding were as follows:

	Repurchase Amount	Counterparty	Interest Rate	Maturity Date
JNL/PIMCO Real Return Fund	$57,947	CSI	0.24%	1/28/2011
	56,452	CGM	0.25%	2/28/2011

JNL/PIMCO Total Return Bond Fund	27,840	BNP	0.25%	1/12/2011
	82,363	DUB	0.25%	1/21/2011

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to the Schedules of Investments (in thousands)

December 31, 2010

FASB ASC Topic 815, “Derivatives and Hedging” – The following is a summary of the fair valuations of each Fund’s derivative instruments categorized by risk exposure. The derivative instruments outstanding as of December 31, 2010, as disclosed in these Notes to the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year ended December 31, 2010, as disclosed in the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds. See Note 4 in the Notes to Financial Statements for additional FASB ASC Topic 815 disclosures.

JNL/Goldman Sachs Core Plus Bond Fund

Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2010:

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total		Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:						Liabilities:
Forward foreign currency contracts	$-	$-	$2,020	$-	$2,020	Forward foreign currency contracts	$-	$-	$2,807	$-	$2,807
Swap premiums paid	707	-	-	5,004	5,711	Swap premiums received	162	-	-	1,129	1,291
Unrealized appreciation on swap agreements	149	-	-	9,619	9,768	Unrealized depreciation on swap agreements	-	-	-	7,515	7,515
Variation margin	-	-	-	825	825	Variation margin	-	-	-	3	3
	$856	$-	$2,020	$15,448	$18,324		$162	$-	$2,807	$8,647	$11,616

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2010:
Net realized gain (loss) on:						Net change in unrealized appreciation or depreciation on:
Foreign currency related items	$-	$-	$(2,136)	$-	$(2,136)	Foreign currency related items	$-	$-	$(838)	$-	$(838)
Futures contracts	-	-	-	5,883	5,883	Futures contracts	-	-	-	629	629
Swap agreements	192	-	-	72	264	Swap agreements	437	-	-	914	1,351
	$192	$-	$(2,136)	$5,955	$4,011		$437	$-	$(838)	$1,543	$1,142

JNL/Goldman Sachs Emerging Markets Debt Fund

Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2010:
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total		Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:						Liabilities:
Forward foreign currency contracts	$-	$-	$9,706	$-	$9,706	Forward foreign currency contracts	$-	$-	$10,386	$-	$10,386
Swap premiums paid	-	-	-	17,509	17,509	Swap premiums received	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	5,774	5,774	Unrealized depreciation on swap agreements	-	-	-	1,449	1,449
	$-	$-	$9,706	$23,283	$32,989		$-	$-	$10,386	$1,449	$11,835

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2010:

Net realized gain (loss) on:						Net change in unrealized appreciation or depreciation on:
Foreign currency related items	$-	$-	$4,191	$-	$4,191	Foreign currency related items	$-	$-	$(1,723)	$-	$(1,723)
Swap agreements	-	-	-	(1,048)	(1,048)	Swap agreements	-	-	-	4,339	4,339
	$-	$-	$4,191	$(1,048)	$3,143		$-	$-	$(1,723)	$4,339	$2,616

JNL/Ivy Asset Strategy Fund

Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2010:
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total		Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:						Liabilities:
Investments - unaffiliated, at value	$-	$6,638	$-	$-	$6,638	Options written, at value	$-	$1,808	$-	$-	$1,808
Forward foreign currency contracts	-	-	-	-	-	Forward foreign currency contracts	-	-	3,797	-	3,797
Unrealized appreciation on					-	Unrealized depreciation on	-	41	-	-	41
swap agreements	-	15	-	-	15	swap agreements	-	-	-	-	-
Variation margin	-	-	-	-	-	Variation margin	$-	$1,849	$3,797	$-	$5,646
	$-	$6,653	$-	$-	$6,653

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2010:
Net realized gain (loss) on:						Net change in unrealized appreciation or depreciation on:
Foreign currency related items	$-	$-	$(2,051)	$-	$(2,051)	Foreign currency related items	$-	$-	$(3,797)	$-	$(3,797)
Futures contracts	-	(55,537)	-	-	(55,537)	Futures contracts †	-	-	-	-	-
Option contracts	-	(6,668)	(130)	-	(6,798)	Option contracts* †	-	(265)	-	-	(265)
Swap agreements	-	524	-	-	524	Swap agreements	-	(24)	-	-	(24)
	$-	$(61,681)	$(2,181)	$-	$(63,862)		$-	$(289)	$(3,797)	$-	$(4,086)

JNL/JPMorgan International Value Fund

Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2010:

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total		Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:						Liabilities:
Forward foreign currency contracts	$-	$-	$5,552	$-	$5,552	Forward foreign currency contracts	$-	$-	$1,290	$-	$1,290
Variation margin	-	-	-	-	-	Variation margin	-	-	-	-	-
	$-	$-	$5,552	$-	$5,552		$-	$-	$1,290	$-	$1,290

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2010:
Net realized gain (loss) on:						Net change in unrealized appreciation or depreciation on:
Foreign currency related items	$-	$-	$5,819	$-	$5,819	Foreign currency related items	$-	$-	$4,185	$-	$4,185
Futures contracts	-	171	-	-	171	Futures contracts	-	56	-	-	56
	$-	$171	$5,819	$-	$5,990		$-	$56	$4,185	$-	$4,241

† The Fund did not hold any open derivative instruments in this category at December 31, 2009.

* Includes change in unrealized appreciation (depreciation) on purchased and written options. Unrealized appreciation (depreciation) on purchased options is located in net change in unrealized appreciation (depreciation) on investments . in the Statements of Operations. Unrealized appreciation (depreciation) on written options is located in net change in unrealized appreciation (depreciation) on written options contracts on the Statement of Operations.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to the Schedules of Investments (in thousands)

December 31, 2010

FASB ASC Topic 815, “Derivatives and Hedging”

JNL/Mellon Capital Management International Index Fund

Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2010:

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total		Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:						Liabilities:
Forward foreign currency contracts	$-	$-	$921	$-	$921	Forward foreign currency contracts	$-	$-	$452	$-	$452
Variation margin	-	-	-	-	-	Variation margin	-	100	-	-	100
	$-	$-	$921	$-	$921		$-	$100	$452	$-	$552

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2010:
Net realized gain (loss) on:						Net change in unrealized appreciation or depreciation on:
Foreign currency related items	$-	$-	$(219)	$-	$(219)	Foreign currency related items	$-	$-	$1,060	$-	$1,060
Futures contracts	-	609	-	-	609	Futures contracts	-	(406)	-	-	(406)
	$-	$609	$(219)	$-	$390		$-	$(406)	$1,060	$-	$654
JNL/Mellon Capital Management Global Alpha Fund

Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2010:
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total		Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:						Liabilities:
Forward foreign currency contracts	$-	$-	$4,209	$-	$4,209	Forward foreign currency contracts	$-	$-	$1,440	$-	$1,440
Variation margin	-	111	-	336	447	Variation margin	-	306	-	247	553
	$-	$111	$4,209	$336	$4,656		$-	$306	$1,440	$247	$1,993

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2010:
Net realized gain (loss) on:						Net change in unrealized appreciation or depreciation on:
Foreign currency related items	$-	$-	$2,847	$-	$2,847	Foreign currency related items	$-	$-	$2,929	$-	$2,929
Futures contracts	-	860	-	4,908	5,768	Futures contracts	-	(451)	-	(1,142)	(1,593)
	$-	$860	$2,847	$4,908	$8,615		$-	$(451)	$2,929	$(1,142)	$1,336

JNL/PIMCO Real Return Fund

Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2010:
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total		Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:						Liabilities:
Investments - unaffiliated, at value	$-	$-	$-	$-	$-	Options written, at value	$46	$-	$-	$4,757	$4,803
Forward foreign currency contracts	-	-	1,070	-	1,070	Forward foreign currency contracts	-	-	1,294	-	1,294
Swap premiums paid	4,923	-	-	327	5,250	Swap premiums received	612	-	-	218	830
Unrealized appreciation on swap agreements	1,689	-	-	1,731	3,420	Unrealized depreciation on swap agreements	822	-	-	28	850
Variation margin	-	-	-	56	56	Variation margin	-	-	-	-	-
	$6,612	$-	$1,070	$2,114	$9,796		$1,480	$-	$1,294	$5,003	$7,777

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2010:
Net realized gain (loss) on:						Net change in unrealized appreciation or depreciation on:
Foreign currency related items	$-	$-	$(3,447)	$-	$(3,447)	Foreign currency related items	$-	$-	$62	$-	$62
Futures contracts	-	-	-	3,162	3,162	Futures contracts	-	-	-	(1,220)	(1,220)
Written option contracts	78	-	236	4,842	5,156	Written option contracts	72	-	-	(1,687)	(1,615)
Swap agreements	(483)	-	-	(5,020)	(5,503)	Swap agreements	1,988	-	-	1,125	3,113
	$(405)	$-	$(3,211)	$2,984	$(632)		$2,060	$-	$62	$(1,782)	$340
JNL/PIMCO Total Return Bond Fund

Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2010:
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total		Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:						Liabilities:
Investments - unaffiliated, at value	$-	$-	$-	$-	$-	Options written, at value	$4	$-	$-	$9,634	$9,638
Forward foreign currency contracts	-	-	4,866	-	4,866	Forward foreign currency contracts	-	-	3,345	-	3,345
Swap premiums paid	5,787	-	-	935	6,722	Swap premiums received	419	-	-	214	633
Unrealized appreciation on swap agreements	3,443	-	-	3,270	6,713	Unrealized depreciation on swap agreements	209	-	-	1,176	1,385
Variation margin	-	-	-	812	812	Variation margin	-	-	-	-	-
	$9,230	$-	$4,866	$5,017	$19,113		$632	$-	$3,345	$11,024	$15,001
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2010:
Net realized gain (loss) on:						Net change in unrealized appreciation or depreciation on:
Foreign currency related items	$-	$-	$(2,679)	$-	$(2,679)	Foreign currency related items	$-	$-	$110	$-	$110
Futures contracts	-	-	-	36,193	36,193	Futures contracts	-	-	-	(2,822)	(2,822)
Written option contracts	86	-	215	10,353	10,654	Written option contracts	6	-	-	(2,795)	(2,789)
Swap agreements	3,502	-	-	(9,509)	(6,007)	Swap agreements	2,345	-	-	5,792	8,137
	$3,588	$-	$(2,464)	$37,037	$38,161		$2,351	$-	$110	$175	$2,636

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to the Schedules of Investments (in thousands)

December 31, 2010

Summary of Investments by Country (as a percentage of total long-term investments)* :

	JNL/BlackRock Commodity Securities Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Core Plus Bond Fund
Argentina	–%	0.1%	–%	–%	–%	–%	–%	0.2%
Australia	1.2	2.3	3.2	0.3	1.4	–	–	1.0
Austria	–	0.3	–	0.5	–	2.3	–	–
Barbados	0.4	–	–	–	–	–	–	–
Belgium	–	0.2	–	–	–	4.8	–	–
Bermuda	–	0.3	0.1	–	–	5.5	0.4	–
Brazil	1.6	1.9	1.2	0.7	–	–	–	0.3
Canada	13.3	2.9	4.7	–	2.3	3.4	0.5	1.3
Cayman Islands	–	0.2	–	–	0.2	–	–	0.3
China	0.5	1.6	3.3	0.4	–	–	–	–
Colombia	–	0.1	–	–	–	–	–	–
Croatia	–	0.2	–	–	–	–	–	–
Denmark	–	1.2	1.0	–	–	–	1.8	1.4
Dominican Republic	–	0.1	–	–	–	–	–	–
Egypt	–	–	–	–	–	–	–	–
Finland	–	0.4	1.3	–	–	–	–	–
France	11.3	2.5	4.8	7.3	–	8.2	3.8	0.5
Germany	–	7.7	3.9	5.2	0.8	0.4	3.8	2.4
Greece	0.1	–	–	–	–	3.5	–	–
Hong Kong	0.9	2.3	4.2	1.7	–	–	0.4	–
Hungary	–	0.3	–	–	–	–	–	–
India	–	2.1	0.9	0.7	–	–	–	–
Indonesia	–	0.4	0.3	–	–	–	–	–
Iraq	–	0.1	–	–	–	–	–	–
Ireland	–	0.8	0.4	5.2	–	4.9	–	–
Israel	–	0.2	–	–	–	–	–	–
Italy	0.9	0.8	–	1.9	–	3.7	0.3	0.4
Japan	–	9.8	9.2	2.5	–	14.3	1.4	0.3
Luxembourg	–	0.5	–	–	–	–	–	0.3
Malaysia	–	1.3	0.3	–	–	–	–	–
Mexico	–	1.9	0.3	–	–	–	–	1.0
Netherlands	–	1.9	3.2	4.8	0.1	1.6	1.9	1.4
New Zealand	–	–	–	–	–	–	–	0.7
Norway	–	0.4	0.4	0.6	–	–	1.3	1.2
Panama	–	0.1	–	–	–	–	–	–
Peru	–	–	–	–	–	–	–	–
Poland	–	1.5	–	–	–	–	–	–
Qatar	–	–	–	–	–	–	–	0.5
Russian Federation	–	1.3	1.0	0.5	–	–	–	–
Singapore	–	0.6	0.5	2.0	–	4.0	–	–
South Africa	–	0.9	0.8	–	0.2	–	–	0.7
South Korea	–	2.7	2.1	4.2	–	1.6	–	–
Spain	–	0.2	–	1.2	0.6	–	1.4	–
Sweden	3.0	1.2	0.7	1.0	–	–	–	1.2
Switzerland	0.7	2.6	2.8	8.5	2.3	–	6.1	0.2
Taiwan	–	0.6	0.5	1.1	–	–	–	–
Thailand	–	0.1	–	–	–	–	–	–
Turkey	–	0.2	–	0.5	–	–	–	–
United Arab Emirates	–	0.2	–	–	–	–	–	0.1
United Kingdom	0.3	6.7	11.0	12.2	4.1	41.8	9.4	2.9
United States	65.8	36.2	37.9	37.0	88.0	–	67.5	81.6
Venezuela	–	0.1	–	–	–	–	–	0.1
Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

*The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S securities at December 31, 2010.

JNL Series Trust

Notes to the Schedules of Investments (in thousands)

December 31, 2010

Summary of Investments by Country (as a percentage of total long-term investments)* :
	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund
Argentina	2.5%	–%	–%	–%	–%	–%	–%	–%	–%
Australia	–	8.9	7.5	–	0.7	1.5	–	16.8	3.2
Austria	–	0.3	–	–	–	1.1	–	3.0	–
Bahamas	0.6	–	–	–	–	–	–	–	–
Belgium	–	–	1.7	–	–	0.9	–	–	–
Bermuda	–	2.0	–	1.7	–	–	–	–	0.5
Brazil	12.2	0.3	2.5	–	3.5	–	21.5	0.8	1.3
Canada	–	3.6	5.5	4.5	–	1.5	1.8	5.2	2.7
Cayman Islands	–	0.8	–	2.2	2.0	–	–	–	–
Chile	0.3	–	–	–	–	–	–	–	–
China	–	–	1.5	–	4.8	–	2.1	–	–
Colombia	4.5	–	–	–	–	–	–	–	–
Denmark	–	–	1.9	–	0.3	–	–	–	–
Egypt	0.2	–	–	–	–	–	3.3	–	–
European Union	–	–	–	–	0.6	–	–	–	–
Finland	–	0.5	–	–	–	2.1	–	–	–
France	–	3.9	5.3	–	1.6	12.2	–	6.6	2.5
Germany	0.5	–	6.9	–	6.3	10.0	–	5.6	6.4
Hong Kong	4.0	14.5	1.8	–	6.2	3.3	0.6	2.2	4.2
Hungary	9.8	–	–	–	–	–	1.3	–	–
India	–	–	2.1	–	3.4	–	5.0	0.5	1.2
Indonesia	6.2	–	–	–	–	–	5.1	–	–
Ireland	–	–	–	1.0	–	–	–	2.3	1.9
Israel	–	–	2.2	0.6	–	–	–	–	–
Italy	–	0.2	–	–	0.1	0.9	–	–	–
Japan	–	12.1	10.2	–	–	20.7	–	1.2	8.2
Luxembourg	1.5	–	–	–	–	0.9	0.8	–	–
Macau	–	–	–	–	5.8	–	–	–	–
Malaysia	7.3	–	–	–	–	–	0.6	2.9	–
Malta	–	–	–	–	–	–	–	–	–
Mexico	11.4	–	3.8	1.0	–	–	7.0	–	–
Netherlands	–	2.2	5.1	–	0.8	9.9	–	–	4.2
Norway	–	–	–	–	1.4	2.5	–	–	–
Pakistan	–	–	–	–	–	–	1.3	–	–
Peru	0.6	–	–	–	–	–	–	–	–
Philippines	0.4	–	1.1	–	–	–	1.9	–	–
Poland	2.6	–	–	–	–	–	–	–	–
Russian Federation	1.7	–	1.1	–	–	–	5.2	2.4	–
Singapore	–	4.4	3.0	–	–	0.9	–	7.6	–
South Africa	15.8	–	–	–	–	0.9	11.7	–	–
South Korea	–	–	2.6	–	2.9	1.3	14.4	–	4.5
Spain	–	–	–	–	1.1	3.4	–	0.5	–
Sweden	–	0.7	1.6	–	1.9	–	–	–	–
Switzerland	–	0.7	8.0	0.3	2.2	2.5	–	2.4	3.1
Taiwan	–	–	2.4	–	–	0.9	7.9	–	–
Thailand	10.0	–	–	–	0.8	–	1.8	–	1.4
Turkey	5.3	–	0.9	–	–	–	6.7	–	–
United Arab Emirates	–	–	–	–	–	–	–	1.2	–
United Kingdom	–	5.5	20.8	–	4.1	22.6	–	16.4	7.6
United States	1.1	39.4	0.5	88.7	49.5	–	–	22.4	47.1
Venezuela	1.5	–	–	–	–	–	–	–	–
Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S securities at December 31, 2010.

JNL Series Trust

Notes to the Schedules of Investments (in thousands)

December 31, 2010

Summary of Investments by Country (as a percentage of total long-term investments)* :

	JNL/Mellon Capital Management European 30 Fund	JNL/Mellon Capital Management Pacific Rim 30 Fund	JNL/Mellon Capital Management International Index Fund	JNL/Oppenheimer Global Growth Fund	JNL/PAM Asia ex-Japan Fund	JNL/PAM China-India Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund
Australia	–%	22.2%	8.8%	–%	–%	–%	3.8%	0.1%
Austria	–	–	0.3	–	–	–	–	–
Belgium	6.8	–	0.9	–	–	–	–	–
Bermuda	–	–	–	0.9	–	–	–	–
Brazil	–	–	–	2.0	–	–	–	0.8
Canada	–	–	–	–	–	–	0.3	1.2
Cayman Islands	–	–	–	–	–	–	0.2	0.6
Chile	–	–	–	–	–	–	–	0.2
China	–	–	–	–	12.1	30.8	–	–
Cyprus	–	–	–	–	–	–	–	–
Denmark	6.8	–	1.0	–	–	–	0.3	0.7
Egypt	–	–	–	–	–	–	–	–
European Monetary Unit	–	–	–	–	–	–	–	–
European Union	–	–	–	–	–	–	–	0.1
Finland	–	–	1.1	0.9	–	–	–	–
France	18.1	–	9.0	5.1	–	–	1.6	1.1
Germany	9.5	–	8.2	9.3	–	–	–	0.1
Greece	–	–	0.2	–	–	–	–	–
Guernsey	–	–	0.1	–	–	–	–	–
Hong Kong	–	19.6	2.7	–	23.9	19.2	–	–
India	–	–	–	2.3	12.3	50.0	–	0.1
Indonesia	–	–	–	–	3.1	–	–	–
Ireland	–	–	0.2	–	–	–	0.1	0.6
Israel	–	–	0.8	–	–	–	–	–
Italy	6.3	–	2.5	2.3	–	–	–	0.3
Japan	–	48.9	22.0	11.8	–	–	–	–
Jeresy	–	–	0.1	–	–	–	–	–
Luxembourg	–	–	0.5	–	–	–	0.1	–
Macau	–	–	0.1	–	–	–	–	–
Malaysia	–	–	–	–	3.3	–	–	–
Malta	–	–	–	–	–	–	–	–
Mauritius	–	–	–	–	–	–	–	–
Mexico	–	–	–	3.7	–	–	0.2	0.4
Mongolia	–	–	–	–	0.6	–	–	–
Netherlands	6.7	–	4.6	3.2	–	–	1.6	0.9
New Zealand	–	2.7	0.1	–	–	–	0.3	0.1
Norway	–	–	0.9	–	–	–	–	–
Panama	–	–	–	–	–	–	–	–
Philippines	–	–	–	–	0.9	–	–	–
Portugal	–	–	0.3	–	–	–	–	–
Qatar	–	–	–	–	–	–	–	–
Russian Federation	–	–	–	–	–	–	0.1	0.3
Singapore	–	3.2	1.7	–	5.2	–	–	–
South Africa	–	–	–	–	–	–	–	–
South Korea	–	–	–	0.2	21.1	–	–	0.6
Spain	2.4	–	3.3	2.3	–	–	0.7	0.5
Sweden	4.0	–	3.2	6.8	–	–	0.2	0.4
Switzerland	14.5	–	8.1	5.2	–	–	0.5	0.4
Taiwan	–	–	–	2.0	14.5	–	–	–
Thailand	–	–	–	–	3.0	–	–	–
United Kingdom	23.2	–	19.3	4.2	–	–	2.7	3.3
United States	1.7	3.4	–	37.8	–	–	87.3	87.2
Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S securities at December 31, 2010.

JNL Series Trust

Notes to the Schedules of Investments

December 31, 2010

Summary of Investments by Country (as a percentage of total long-term investments)* :

	JNL/PPM America High Yield Bond Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/T.Rowe Price Short- Term Bond Fund
Australia	1.1%	– %	2.0%
Belgium	–	4.8	–
Bermuda	1.7	–	0.4
Brazil	0.3	1.6	0.1
Canada	2.7	7.8	2.3
Cayman Islands	1.0	2.2	–
France	0.2	9.7	1.3
Germany	0.2	1.7	1.4
Guernsey	–	9.3	–
Hong Kong	–	1.7	–
Ireland	0.2	–	–
Israel	–	–	0.2
Italy	0.1	0.8	1.2
Japan	–	2.0	–
Luxembourg	0.2	–	0.2
Mexico	0.8	–	0.7
Netherlands	0.5	3.4	0.7
New Zealand	–	–	0.2
Norway	–	2.2	1.0
South Korea	–	–	0.2
Spain	0.7	0.8	0.9
Sweden	–	7.0	0.4
Switzerland	0.1	2.6	1.0
United Arab Emirates	–	–	0.2
United Kingdom	0.9	22.9	3.6
United States	89.3	19.5	82.0
Total Long-Term Investments	100.0%	100.0%	100.0%

* The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S securities at December 31, 2010.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2010

	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth- Income Fund	JNL/American Funds International Fund	JNL/American Funds New World Fund	JNL Institutional Alt 20 Fund
Assets

Investments - unaffiliated, at value (a) (d)	$149,079	$105,387	$80,981	$174,607	$102,840	$133,548	$-
Investments - affiliated, at value (b)	-	-	-	-	-	-	615,135
Repurchase agreements (a)	-	-	-	-	-	-	-

Total investments, at value (c)	149,079	105,387	80,981	174,607	102,840	133,548	615,135
Cash	-	-	-	-	-	-	-
Foreign currency (e)	-	-	-	-	-	-	-
Receivable for investments sold	-	-	-	-	-	-	-
Receivable for fund shares sold	1,020	417	328	897	481	685	599
Receivable from adviser	51	45	37	51	42	80	-
Receivable for dividends and interest	-	-	-	-	-	-	-
Receivable for variation margin	-	-	-	-	-	-	-
Receivable for deposits with brokers	-	-	-	-	-	-	-
Receivable for deposits with counterparties	-	-	-	-	-	-	-
Unrealized appreciation on forward foreign currency contracts	-	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Other assets	-	-	-	-	-	-	-

Total assets	150,150	105,849	81,346	175,555	103,363	134,313	615,734

Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payable for reverse repurchase agreements	-	-	-	-	-	-	-
Payable for advisory fees	79	58	46	89	65	105	72
Payable for administrative fees	17	12	9	19	12	15	25
Payable for 12b-1 fee (Class A)	28	20	16	32	19	25	-
Payable for investment securities purchased	984	374	297	841	453	613	412
Payable for fund shares redeemed	36	43	31	56	28	72	187
Payable for dividends on securities sold short	-	-	-	-	-	-	-
Payable for interest expense and brokerage charges	-	-	-	-	-	-	-
Payable for trustee fees	1	1	-	-	-	-	3
Payable for other expenses	-	-	-	1	-	-	1
Payable for variation margin	-	-	-	-	-	-	-
Payable for deposits from counterparties	-	-	-	-	-	-	-
Investment in securities sold short/forward sales commitments, at value (f)	-	-	-	-	-	-	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on forward foreign currency contracts	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Payable upon return of securities loaned	-	-	-	-	-	-	-

Total liabilities	1,145	508	399	1,038	577	830	700

Net assets	$149,005	$105,341	$80,947	$174,517	$102,786	$133,483	$615,034

Net assets consist of:
Paid-in capital	$136,715	$103,994	$72,570	$159,758	$94,018	$123,690	$545,261
Undistributed (excess of distributions over) net investment income	1,893	2,372	419	1,730	1,241	1,268	7,819
Accumulated net realized gain (loss)	(314)	150	11	-	126	-	733
Net unrealized appreciation (depreciation) on investments and foreign currency	10,711	(1,175)	7,947	13,029	7,401	8,525	61,221

	$149,005	$105,341	$80,947	$174,517	$102,786	$133,483	$615,034

Class A
Net assets	$148,996	$105,262	$80,924	$174,494	$102,766	$133,465	$615,034
Shares outstanding (no par value), unlimited shares authorized	14,341	10,074	7,260	16,703	9,470	11,750	42,940
Net asset value per share	$10.39	$10.45	$11.15	$10.45	$10.85	$11.36	$14.32

Class B
Net assets	$9	$79	$23	$23	$20	$18	n/a
Shares outstanding (no par value), unlimited shares authorized	1	8	2	2	2	2	n/a
Net asset value per share	$10.41	$10.47	$11.16	$10.46	$10.87	$11.37	n/a

(a) Investments - unaffiliated, at cost	$138,368	$106,562	$73,034	$161,578	$95,439	$125,023	$-
(b) Investments - affiliated, at cost	-	-	-	-	-	-	553,914

(c) Total investments, at cost	$138,368	$106,562	$73,034	$161,578	$95,439	$125,023	$553,914

(d) Including value of securities on loan	-	-	-	-	-	-	-
(e) Foreign currency cost	-	-	-	-	-	-	-
(f) Proceeds from securities sold short/forward sales commitments	-	-	-	-	-	-	-
(g) Premiums from options written	-	-	-	-	-	-	-

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2010

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/BlackRock Commodity Securities Fund	JNL/BlackRock Global Allocation Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Assets

Investments - unaffiliated, at value (a) (d)	$-	$-	$-	$940,849	$-	$344,717	$422,689
Investments - affiliated, at value (b)	885,592	1,077,783	728,524	240,516	179,646	30,112	24,367
Repurchase agreements (a)	-	-	-	-	-	-	-

Total investments, at value (c)	885,592	1,077,783	728,524	1,181,365	179,646	374,829	447,056
Cash	-	-	-	132	-	26	43
Foreign currency (e)	-	-	-	34	-	5	-
Receivable for investments sold	-	-	-	3,509	-	9	-
Receivable for fund shares sold	1,702	2,077	1,186	1,793	2,145	77	449
Receivable from adviser	-	-	-	-	73	-	-
Receivable for dividends and interest	-	-	-	282	-	1,914	535
Receivable for variation margin	-	-	-	-	-	-	-
Receivable for deposits with brokers	-	-	-	-	-	-	-
Receivable for deposits with counterparties	-	-	-	-	-	-	-
Unrealized appreciation on forward foreign currency contracts	-	-	-	-	-	284	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Other assets	-	-	-	-	-	-	-

Total assets	887,294	1,079,860	729,710	1,187,115	181,864	377,144	448,083

Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payable for reverse repurchase agreements	-	-	-	-	-	-	-
Payable for advisory fees	93	108	80	504	100	194	261
Payable for administrative fees	36	44	29	119	17	45	54
Payable for 12b-1 fee (Class A)	-	-	-	159	22	59	73
Payable for investment securities purchased	1,414	1,672	849	7,000	2,055	3,579	55
Payable for fund shares redeemed	288	405	337	719	90	194	306
Payable for dividends on securities sold short	-	-	-	-	-	-	-
Payable for interest expense and brokerage charges	-	-	-	-	-	-	-
Payable for trustee fees	5	6	4	13	-	8	9
Payable for other expenses	2	2	1	2	-	13	10
Payable for variation margin	-	-	-	-	-	-	-
Payable for deposits from counterparties	-	-	-	-	-	-	-
Investment securities sold short/forward sales commitments, at value (f)	-	-	-	-	-	-	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on forward foreign currency contracts	-	-	-	-	-	147	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	-	-	-	177,667	-	13,891	10,107

Total liabilities	1,838	2,237	1,300	186,183	2,284	18,130	10,875

Net assets	$885,456	$1,077,623	$728,410	$1,000,932	$179,580	$359,014	$437,208

Net assets consist of:
Paid-in capital	$771,427	$942,370	$638,738	$920,587	$176,125	$367,136	$465,915
Undistributed (excess of distributions over) net investment income	10,500	12,800	7,039	5,979	2,078	3,863	2,921
Accumulated net realized gain (loss)	1,462	2,215	2,657	(73,017)	(3)	(55,194)	(102,735)
Net unrealized appreciation (depreciation) on investments and foreign currency	102,067	120,238	79,976	147,383	1,380	43,209	71,107

	$885,456	$1,077,623	$728,410	$1,000,932	$179,580	$359,014	$437,208

Class A
Net assets	$885,456	$1,077,623	$728,410	$1,000,238	$179,560	$358,593	$436,897
Shares outstanding (no par value), unlimited shares authorized	58,816	69,581	45,336	90,784	17,352	37,658	18,808
Net asset value per share	$15.05	$15.49	$16.07	$11.02	$10.35	$9.52	$23.23

Class B
Net assets	n/a	n/a	n/a	$694	$20	$421	$311
Shares outstanding (no par value), unlimited shares authorized	n/a	n/a	n/a	63	2	43	13
Net asset value per share	n/a	n/a	n/a	$11.06	$10.35	$9.75	$23.40

(a) Investments - unaffiliated, at cost	$-	$-	$-	$793,452	$-	$301,652	$351,575
(b) Investments - affiliated, at cost	783,525	957,545	648,548	240,527	178,266	30,132	24,382

(c) Total investments, at cost	$783,525	$957,545	$648,548	$1,033,979	$178,266	$331,784	$375,957

(d) Including value of securities on loan	-	-	-	177,133	-	13,346	9,714
(e) Foreign currency cost	-	-	-	35	-	5	-
(f) Proceeds from securities sold short/forward sales commitments	-	-	-	-	-	-	-
(g) Premiums from options written	-	-	-	-	-	-	-

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2010

	JNL/Capital Guardian U.S. Growth Equity Fund	JNL/Eagle Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/ Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund
Assets

Investments - unaffiliated, at value (a) (d)	$842,315	$197,980	$584,039	$-	$446,212	$985,928	$201,687
Investments - affiliated, at value (b)	77,438	10,239	55,204	1,038,049	33,619	249,521	30,999
Repurchase agreements (a)	-	-	-	-	-	-	-

Total investments, at value (c)	919,753	208,219	639,243	1,038,049	479,831	1,235,449	232,686
Cash	32	-	-	-	4	95	-
Foreign currency (e)	-	-	-	-	595	11	2,837
Receivable for investments sold	-	-	-	-	-	2,736	251
Receivable for fund shares sold	1,746	342	1,238	1,537	859	1,180	346
Receivable from adviser	-	-	-	-	-	-	-
Receivable for dividends and interest	688	246	136	-	675	9,990	1,749
Receivable for variation margin	-	-	-	-	-	-	-
Receivable for deposits with brokers	-	-	-	-	-	-	-
Receivable for deposits with counterparties	-	-	-	-	-	-	-
Unrealized appreciation on forward foreign currency contracts	-	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Other assets	-	-	-	-	-	-	-

Total assets	922,219	208,807	640,617	1,039,586	481,964	1,249,461	237,869

Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payable for reverse repurchase agreements	-	-	-	-	-	-	-
Payable for advisory fees	464	105	328	-	282	567	166
Payable for administrative fees	74	17	47	43	59	87	26
Payable for 12b-1 fee (Class A)	147	33	93	-	79	175	35
Payable for investment securities purchased	4,132	4,259	16,352	256	-	3,910	430
Payable for fund shares redeemed	709	145	570	1,281	507	966	81
Payable for dividends on securities sold short	-	-	-	-	-	-	-
Payable for interest expense and brokerage charges	-	-	-	-	-	-	-
Payable for trustee fees	14	5	9	22	10	19	3
Payable for other expenses	2	1	1	3	10	2	1
Payable for variation margin	-	-	-	-	-	-	-
Payable for deposits from counterparties	-	-	-	-	-	-	-
Investment securities sold short/forward sales commitments, at value (f)	-	-	-	-	-	-	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on forward foreign currency contracts	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	21,708	714	33,287	-	5,276	181,595	23,122

Total liabilities	27,250	5,279	50,687	1,605	6,223	187,321	23,864

Net assets	$894,969	$203,528	$589,930	$1,037,981	$475,741	$1,062,140	$214,005

Net assets consist of:
Paid-in capital	$837,495	$196,806	$476,891	$1,145,637	$531,807	$1,088,551	$200,503
Undistributed (excess of distributions over) net investment income	1,458	1,252	92	15,748	4,626	49,325	3,211
Accumulated net realized gain (loss)	(106,145)	(16,052)	(25,560)	(62,455)	(49,492)	(91,879)	(12,019)
Net unrealized appreciation (depreciation) on investments and foreign currency	162,161	21,522	138,507	(60,949)	(11,200)	16,143	22,310

	$894,969	$203,528	$589,930	$1,037,981	$475,741	$1,062,140	$214,005

Class A
Net assets	$894,742	$203,409	$589,399	$1,037,981	$475,458	$1,061,794	$213,824
Shares outstanding (no par value), unlimited shares authorized	42,215	27,742	26,940	117,604	58,809	105,127	26,181
Net asset value per share	$21.19	$7.33	$21.88	$8.83	$8.08	$10.10	$8.17

Class B
Net assets	$227	$119	$531	n/a	$283	$346	$181
Shares outstanding (no par value), unlimited shares authorized	11	15	24	n/a	35	36	22
Net asset value per share	$21.43	$7.65	$22.25	n/a	$8.10	$9.76	$8.21

(a) Investments - unaffiliated, at cost	$680,127	$176,458	$445,505	$-	$457,426	$969,743	$179,400
(b) Investments - affiliated, at cost	77,465	10,239	55,231	1,098,998	33,625	249,561	31,003

(c) Total investments, at cost	$757,592	$186,697	$500,736	$1,098,998	$491,051	$1,219,304	$210,403

(d) Including value of securities on loan	21,146	699	32,287	-	5,076	177,233	22,186
(e) Foreign currency cost	-	-	-	-	583	11	2,804
(f) Proceeds from securities sold short/forward sales commitments	-	-	-	-	-	-	-
(g) Premiums from options written	-	-	-	-	-	-	-

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2010

	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund
Assets

Investments - unaffiliated, at value (a) (d)	$532,833	$274,072	$1,075,935	$518,877	$490,056	$145,714	$650,851
Investments - affiliated, at value (b)	73,425	30,672	427,793	211,959	31,802	4,931	39,619
Repurchase agreements (a)	-	-	-	-	-	-	-

Total investments, at value (c)	606,258	304,744	1,503,728	730,836	521,858	150,645	690,470
Cash	49	21	-	808	-	-	-
Foreign currency (e)	1,231	-	256	163	-	-	3,305
Receivable for investments sold	4,141	98	342,531	-	-	-	4,829
Receivable for fund shares sold	1,031	724	1,217	1,526	1,054	344	1,180
Receivable from adviser	-	-	-	-	-	-	-
Receivable for dividends and interest	1,051	177	5,417	9,571	734	189	2,415
Receivable for variation margin	-	-	825	-	-	-	-
Receivable for deposits with brokers	-	-	1,014	650	-	-	-
Receivable for deposits with counterparties	-	-	7,580	-	-	-	-
Unrealized appreciation on forward foreign currency contracts	1,605	-	2,020	9,706	-	-	-
Unrealized appreciation on swap agreements	-	-	9,768	5,774	-	-	-
Swap premiums paid	-	-	5,711	17,509	-	-	-
Other assets	17	-	-	-	-	-	-

Total assets	615,383	305,764	1,880,067	776,543	523,646	151,178	702,199

Liabilities
Cash overdraft	-	-	6,378	-	-	-	-
Payable for reverse repurchase agreements	-	-	-	-	-	-	-
Payable for advisory fees	366	200	515	448	294	77	377
Payable for administrative fees	49	24	90	94	41	14	80
Payable for 12b-1 fee (Class A)	99	48	180	125	81	19	107
Payable for investment securities purchased	5,065	-	701,756	-	7,980	214	8,540
Payable for fund shares redeemed	593	217	747	700	366	174	387
Payable for dividends on securities sold short	-	-	-	-	-	35	-
Payable for interest expense and brokerage charges	-	-	-	-	-	23	-
Payable for trustee fees	11	5	24	5	8	2	9
Payable for other expenses	10	1	3	2	1	-	10
Payable for variation margin	-	-	3	-	-	-	-
Payable for deposits from counterparties	-	-	7,580	-	-	-	-
Investment securities sold short/forward sales commitments, at value (f)	-	-	23,595	-	-	35,216	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on forward foreign currency contracts	3,350	-	2,807	10,386	-	-	-
Unrealized depreciation on swap agreements	-	-	7,515	1,449	-	-	-
Swap premiums received	-	-	1,291	-	-	-	-
Return of collateral for securities loaned	10,775	10,669	70,924	-	8,784	-	30,901

Total liabilities	20,318	11,164	823,408	13,209	17,555	35,774	40,411

Net assets	$595,065	$294,600	$1,056,659	$763,334	$506,091	$115,404	$661,788

Net assets consist of:
Paid-in capital	$632,120	$253,283	$1,013,728	$683,668	$453,493	$108,790	$668,455
Undistributed (excess of distributions over) net investment income	18,020	1,111	21,079	35,962	1,353	159	7,115
Accumulated net realized gain (loss)	(76,104)	(8,125)	27,666	19,504	(24,295)	(3,883)	(86,876)
Net unrealized appreciation (depreciation) on investments and foreign currency	21,029	48,331	(5,814)	24,200	75,540	10,338	73,094

	$595,065	$294,600	$1,056,659	$763,334	$506,091	$115,404	$661,788

Class A
Net assets	$594,707	$294,200	$1,056,413	$762,892	$496,550	$115,234	$661,172
Shares outstanding (no par value), unlimited shares authorized	70,163	26,700	87,021	55,904	46,840	14,075	77,799
Net asset value per share	$8.48	$11.02	$12.14	$13.65	$10.60	$8.19	$8.50

Class B
Net assets	$358	$400	$246	$442	$9,541	$170	$616
Shares outstanding (no par value), unlimited shares authorized	42	36	20	32	899	21	72
Net asset value per share	$8.52	$10.98	$12.30	$13.70	$10.61	$8.24	$8.57

(a) Investments - unaffiliated, at cost	$510,100	$225,725	$1,081,343	$498,466	$414,505	$133,023	$577,810
(b) Investments - affiliated, at cost	73,425	30,688	427,803	211,959	31,813	4,931	39,644

(c) Total investments, at cost	$583,525	$256,413	$1,509,146	$710,425	$446,318	$137,954	$617,454

(d) Including value of securities on loan	10,536	10,270	69,753	-	8,482	-	29,741
(e) Foreign currency cost	1,207	-	255	163	-	-	3,250
(f) Proceeds from securities sold short/forward sales commitments	-	-	23,214	-	-	32,863	-
(g) Premiums from options written	-	-	-	-	-	-	-

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2010

Assets	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/ Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund

Investments - unaffiliated, at value (a) (d)	$549,879	$888,774	$145,867	$863,129	$590,665	$226,924	$878,305
Investments - affiliated, at value (b)	64,044	25,059	18,035	100,979	33,214	20,141	67,601
Repurchase agreements (a)	-	-	-	-	-	-	-

Total investments, at value (c)	613,923	913,833	163,902	964,108	623,879	247,065	945,906
Cash	69	-	-	3,224	-	-	-
Foreign currency (e)	246	40	-	3	983	-	-
Receivable for investments sold	63	3,985	639	15,660	-	1,058	387
Receivable for fund shares sold	1,040	1,487	199	2,067	1,107	251	899
Receivable from adviser	-	-	-	-	-	-	-
Receivable for dividends and interest	661	559	37	538	1,093	77	4,424
Receivable for variation margin	-	-	-	-	-	-	-
Receivable for deposits with brokers	-	-	-	-	-	-	-
Receivable for deposits with counterparties	-	-	-	-	-	-	-
Unrealized appreciation on forward foreign currency contracts	-	-	-	-	5,552	-	-
Unrealized appreciation on swap agreements	-	-	-	15	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Other assets	-	-	-	-	-	-	-

Total assets	616,002	919,904	164,777	985,615	632,614	248,451	951,616

Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payable for reverse repurchase agreements	-	-	-	-	-	-	-
Payable for advisory fees	318	498	105	694	329	136	315
Payable for administrative fees	72	75	12	119	75	19	78
Payable for 12b-1 fee (Class A)	96	151	25	158	101	39	157
Payable for investment securities purchased	187	311	632	1,811	-	401	-
Payable for fund shares redeemed	461	884	124	1,312	688	229	760
Payable for dividends on securities sold short	-	-	-	-	-	-	-
Payable for interest expense and brokerage charges	-	-	-	-	-	-	-
Payable for trustee fees	15	18	3	4	18	6	19
Payable for other expenses	25	2	-	26	30	9	3
Payable for variation margin	-	-	-	-	-	-	-
Payable for deposits from counterparties	-	-	-	-	-	-	-
Investment securities sold short/forward sales commitments, at value (f)	-	-	-	-	-	-	-
Options written, at value (g)	-	-	-	1,808	-	-	-
Unrealized depreciation on forward foreign currency contracts	-	-	-	3,797	1,290	-	-
Unrealized depreciation on swap agreements	-	-	-	41	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	26,335	6,252	13,463	-	22,138	15,041	31,427

Total liabilities	27,509	8,191	14,364	9,770	24,669	15,880	32,759

Net assets	$588,493	$911,713	$150,413	$975,845	$607,945	$232,571	$918,857

Net assets consist of:
Paid-in capital	$621,141	$789,869	$120,836	$893,535	$748,099	$235,466	$851,972
Undistributed (excess of distributions over) net investment income	4,486	1,496	32	3,233	14,217	(7)	30,277
Accumulated net realized gain (loss)	(115,253)	(25,681)	369	(67,660)	(215,786)	(49,950)	(999)
Net unrealized appreciation (depreciation) on investments and foreign currency	78,119	146,029	29,176	146,737	61,415	47,062	37,607

	$588,493	$911,713	$150,413	$975,845	$607,945	$232,571	$918,857

Class A
Net assets	$588,008	$910,935	$149,999	$975,565	$607,358	$232,386	$918,334
Shares outstanding (no par value), unlimited shares authorized	56,880	72,333	11,751	85,349	80,719	11,605	70,951
Net asset value per share	$10.34	$12.59	$12.76	$11.43	$7.52	$20.02	$12.94

Class B
Net assets	$485	$778	$414	$280	$587	$185	$523
Shares outstanding (no par value), unlimited shares authorized	45	61	32	24	76	9	39
Net asset value per share	$10.81	$12.69	$12.98	$11.45	$7.68	$20.30	$13.47

(a) Investments - unaffiliated, at cost	$471,805	$742,746	$116,684	$712,200	$533,581	$179,851	$840,616
(b) Investments - affiliated, at cost	64,068	25,067	18,042	100,979	33,236	20,152	67,683

(c) Total investments, at cost	$535,873	$767,813	$134,726	$813,179	$566,817	$200,003	$908,299

(d) Including value of securities on loan	25,394	5,986	13,039	-	21,207	14,631	30,935
(e) Foreign currency cost	207	39	-	2	901	-	-
(f) Proceeds from securities sold short/forward sales commitments	-	-	-	-	-	-	-
(g) Premiums from options written	-	-	-	1,434	-	-	-

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2010

Assets	JNL/Lazard Emerging Markets Fund	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital Management 10 X 10 Fund	JNL/Mellon Capital Management Index 5 Fund	JNL/Mellon Capital Management European 30 Fund

Investments - unaffiliated, at value (a) (d)	$1,334,987	$204,324	$189,690	$29,674	$-	$-	$18,311
Investments - affiliated, at value (b)	129,721	13,184	23,050	1,053	257,560	332,499	191
Repurchase agreements (a)	-	-	-	-	-	-	-

Total investments, at value (c)	1,464,708	217,508	212,740	30,727	257,560	332,499	18,502
Cash	-	-	-	-	-	-	-
Foreign currency (e)	1,370	-	144	255	-	-	15
Receivable for investments sold	10,301	508	42	3,924	-	-	-
Receivable for fund shares sold	2,948	275	415	66	446	318	9
Receivable from adviser	-	-	-	-	-	-	-
Receivable for dividends and interest	1,261	108	88	30	-	-	37
Receivable for variation margin	-	-	-	-	-	-	-
Receivable for deposits with brokers	-	-	-	-	-	-	-
Receivable for deposits with counterparties	-	-	-	-	-	-	-
Unrealized appreciation on forward foreign currency contracts	-	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Other assets	-	-	-	-	-	-	-

Total assets	1,480,588	218,399	213,429	35,002	258,006	332,817	18,563

Liabilities
Cash overdraft	-	-	-	2,824	-	-	-
Payable for reverse repurchase agreements	-	-	-	-	-	-	-
Payable for advisory fees	977	126	134	23	-	-	6
Payable for administrative fees	169	18	24	4	10	14	3
Payable for 12b-1 fee (Class A)	225	35	32	5	-	-	3
Payable for investment securities purchased	20,586	1,865	107	1,133	11	84	75
Payable for fund shares redeemed	1,183	207	112	14	435	234	5
Payable for dividends on securities sold short	-	-	-	-	-	-	-
Payable for interest expense and brokerage charges	-	-	-	-	-	-	-
Payable for trustee fees	16	7	1	-	4	3	-
Payable for other expenses	24	1	26	8	1	1	-
Payable for variation margin	-	-	-	-	-	-	-
Payable for deposits from counterparties	-	-	-	-	-	-	-
Investment securities sold short/forward sales commitments, at value (f)	-	-	-	-	-	-	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on forward foreign currency contracts	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	69,379	1,911	17,479	1,053	-	-	112

Total liabilities	92,559	4,170	17,915	5,064	461	336	204

Net assets	$1,388,029	$214,229	$195,514	$29,938	$257,545	$332,481	$18,359

Net assets consist of:
Paid-in capital	$1,174,322	$248,316	$156,207	$24,729	$250,350	$284,418	$17,497
Undistributed (excess of distributions over) net investment income	13,588	1,469	(626)	(1)	4,078	4,118	452
Accumulated net realized gain (loss)	(35,645)	(69,789)	199	592	(27,461)	(12,852)	400
Net unrealized appreciation (depreciation) on investments and foreign currency	235,764	34,233	39,734	4,618	30,578	56,797	10

	$1,388,029	$214,229	$195,514	$29,938	$257,545	$332,481	$18,359

Class A
Net assets	$1,386,967	$214,053	$195,399	$29,788	$257,545	$332,481	$18,217
Shares outstanding (no par value), unlimited shares authorized	114,743	18,473	13,043	2,339	31,325	34,563	1,587
Net asset value per share	$12.09	$11.59	$14.98	$12.73	$8.22	$9.62	$11.48

Class B
Net assets	$1,062	$176	$115	$150	n/a	n/a	$142
Shares outstanding (no par value), unlimited shares authorized	88	15	8	12	n/a	n/a	12
Net asset value per share	$12.14	$11.68	$15.02	$12.75	n/a	n/a	$11.51

(a) Investments - unaffiliated, at cost	$1,099,098	$170,080	$149,958	$25,063	$-	$-	$18,303
(b) Investments - affiliated, at cost	129,742	13,195	23,050	1,053	226,982	275,702	191

(c) Total investments, at cost	$1,228,840	$183,275	$173,008	$26,116	$226,982	$275,702	$18,494

(d) Including value of securities on loan	66,935	1,876	16,801	1,016	-	-	108
(e) Foreign currency cost	1,424	-	143	252	-	-	15
(f) Proceeds from securities sold short/forward sales commitments	-	-	-	-	-	-	-
(g) Premiums from options written	-	-	-	-	-	-	-

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2010

Assets	JNL/Mellon Capital Management Pacific Rim 30 Fund	JNL/Mellon Capital Management S&P 500 Index Fund	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	JNL/Mellon Capital Management Small Cap Index Fund	JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital Management Bond Index Fund	JNL/Mellon Capital Management Global Alpha Fund

Investments - unaffiliated, at value (a) (d)	$38,928	$1,319,060	$658,909	$700,767	$1,054,381	$1,317,439	$194,832
Investments - affiliated, at value (b)	1,609	34,107	53,214	95,998	87,098	118,895	3,593
Repurchase agreements (a)	-	-	-	-	-	-	-

Total investments, at value (c)	40,537	1,353,167	712,123	796,765	1,141,479	1,436,334	198,425
Cash	-	-	-	14	-	72	-
Foreign currency (e)	87	-	-	-	1,844	-	-
Receivable for investments sold	-	-	-	70	-	54,087	-
Receivable for fund shares sold	43	1,540	589	1,647	1,349	1,839	335
Receivable from adviser	-	-	-	-	-	-	-
Receivable for dividends and interest	104	1,548	518	751	1,427	9,692	1
Receivable for variation margin	-	-	-	-	-	-	447
Receivable for deposits with brokers	-	-	-	-	-	-	-
Receivable for deposits with counterparties	-	-	-	-	-	-	-
Unrealized appreciation on forward foreign currency contracts	-	-	-	-	921	-	4,209
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Other assets	-	-	-	-	-	-	-

Total assets	40,771	1,356,255	713,230	799,247	1,147,020	1,502,024	203,417

Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payable for reverse repurchase agreements	-	-	-	-	-	-	-
Payable for advisory fees	12	286	155	164	243	293	163
Payable for administrative fees	6	112	56	59	134	110	24
Payable for 12b-1 fee (Class A)	6	222	110	118	175	221	33
Payable for investment securities purchased	101	-	-	-	-	94,203	-
Payable for fund shares redeemed	36	1,114	805	778	1,015	794	89
Payable for dividends on securities sold short	-	-	-	-	-	-	-
Payable for interest expense and brokerage charges	-	-	-	-	-	-	-
Payable for trustee fees	-	30	15	17	21	19	1
Payable for other expenses	-	4	2	17	89	3	-
Payable for variation margin	-	18	91	93	100	-	553
Payable for deposits from counterparties	-	-	-	-	-	-	-
Investment securities sold short/forward sales commitments, at value (f)	-	-	-	-	-	-	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on forward foreign currency contracts	-	-	-	-	452	-	1,440
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	1,475	13,169	41,186	83,182	56,504	74,817	-

Total liabilities	1,636	14,955	42,420	84,428	58,733	170,460	2,303

Net assets	$39,135	$1,341,300	$670,810	$714,819	$1,088,287	$1,331,564	$201,114

Net assets consist of:
Paid-in capital	$34,246	$1,202,714	$580,167	$602,604	$1,052,427	$1,295,803	$193,377
Undistributed (excess of distributions over) net investment income	892	869	3,583	4,923	2,574	9,505	1,170
Accumulated net realized gain (loss)	1,865	(21,278)	4,684	(13,016)	(13,802)	(2,364)	5,811
Net unrealized appreciation (depreciation) on investments and foreign currency	2,132	158,995	82,376	120,308	47,088	28,620	756

	$39,135	$1,341,300	$670,810	$714,819	$1,088,287	$1,331,564	$201,114

Class A
Net assets	$38,944	$1,328,363	$664,777	$709,661	$1,066,567	$1,328,699	$200,918
Shares outstanding (no par value), unlimited shares authorized	3,065	125,468	47,948	56,266	85,487	113,238	19,196
Net asset value per share	$12.71	$10.59	$13.86	$12.61	$12.48	$11.73	$10.47

Class B
Net assets	$191	$12,937	$6,033	$5,158	$21,720	$2,865	$196
Shares outstanding (no par value), unlimited shares authorized	15	1,200	429	404	1,688	237	19
Net asset value per share	$12.75	$10.78	$14.05	$12.75	$12.87	$12.08	$10.49

(a) Investments - unaffiliated, at cost	$36,800	$1,160,029	$576,559	$580,515	$1,007,858	$1,288,744	$194,831
(b) Investments - affiliated, at cost	1,609	34,247	53,259	96,060	86,865	118,970	3,593

(c) Total investments, at cost	$38,409	$1,194,276	$629,818	$676,575	$1,094,723	$1,407,714	$198,424

(d) Including value of securities on loan	1,414	12,818	39,871	80,231	54,231	73,033	-
(e) Foreign currency cost	86	-	-	-	1,813	-	-
(f) Proceeds from securities sold short/forward sales commitments	-	-	-	-	-	-	-
(g) Premiums from options written	-	-	-	-	-	-	-

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2010

Assets	JNL/ Oppenheimer Global Growth Fund	JNL/PAM Asia ex-Japan Fund	JNL/PAM China-India Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund

Investments - unaffiliated, at value (a) (d)	$394,215	$149,703	$364,766	$2,981,817	$4,521,337	$856,007	$85,801
Investments - affiliated, at value (b)	27,066	6,871	37,358	42,366	205,069	249,112	3,126
Repurchase agreements (a)	-	-	-	-	-	-	-

Total investments, at value (c)	421,281	156,574	402,124	3,024,183	4,726,406	1,105,119	88,927
Cash	-	-	-	-	-	73	-
Foreign currency (e)	-	177	209	895	3,758	-	-
Receivable for investments sold	600	376	-	74,257	227,326	-	-
Receivable for fund shares sold	586	267	750	2,810	4,660	1,643	472
Receivable from adviser	-	-	-	-	-	-	-
Receivable for dividends and interest	505	6	1	3,643	20,787	15,635	96
Receivable for variation margin	-	-	-	56	812	-	-
Receivable for deposits with brokers	-	-	-	29	10	-	-
Receivable for deposits with counterparties	-	-	-	6,261	9,230	-	-
Unrealized appreciation on forward foreign currency contracts	-	-	-	1,070	4,866	-	-
Unrealized appreciation on swap agreements	-	-	-	3,420	6,713	-	-
Swap premiums paid	-	-	-	5,250	6,722	-	-
Other assets	-	-	-	-	-	-	-

Total assets	422,972	157,400	403,084	3,121,874	5,011,290	1,122,470	89,495

Liabilities
Cash overdraft	3	-	-	3,919	7,987	-	-
Payable for reverse repurchase agreements	-	-	-	114,399	110,203	-	-
Payable for advisory fees	226	111	285	737	1,396	335	50
Payable for administrative fees	50	18	63	151	280	75	7
Payable for 12b-1 fee (Class A)	67	25	63	301	556	148	13
Payable for investment securities purchased	102	1,053	-	1,148,024	1,358,460	-	573
Payable for fund shares redeemed	341	207	424	1,557	4,595	630	170
Payable for dividends on securities sold short	-	-	-	-	-	-	-
Payable for interest expense and brokerage charges	-	-	-	123	7	-	-
Payable for trustee fees	10	2	4	28	60	15	1
Payable for other expenses	12	31	34	5	81	2	-
Payable for variation margin	-	-	-	-	-	-	-
Payable for deposits from counterparties	-	-	-	6,261	9,230	-	-
Investment securities sold short/forward sales commitments, at value (f)	-	-	-	1,540	49,840	-	-
Options written, at value (g)	-	-	-	4,803	9,638	-	-
Unrealized depreciation on forward foreign currency contracts	-	-	-	1,294	3,345	-	-
Unrealized depreciation on swap agreements	-	-	-	850	1,385	-	-
Swap premiums received	-	-	-	830	633	-	-
Return of collateral for securities loaned	19,909	5,120	16,877	41,966	189,445	213,565	2,262

Total liabilities	20,720	6,567	17,750	1,326,788	1,747,141	214,770	3,076

Net assets	$402,252	$150,833	$385,334	$1,795,086	$3,264,149	$907,700	$86,419

Net assets consist of:
Paid-in capital	$364,139	$122,709	$318,187	$1,719,601	$3,220,043	$897,372	$77,041
Undistributed (excess of distributions over) net investment income	2,774	357	1,156	21,452	14,311	3,530	144
Accumulated net realized gain (loss)	(12,801)	6,695	16,288	70,069	(18,076)	(49,962)	(454)
Net unrealized appreciation (depreciation) on investments and foreign currency	48,140	21,072	49,703	(16,036)	47,871	56,760	9,688

	$402,252	$150,833	$385,334	$1,795,086	$3,264,149	$907,700	$86,419

Class A
Net assets	$401,636	$150,646	$385,002	$1,794,823	$3,248,237	$900,088	$86,297
Shares outstanding (no par value), unlimited shares authorized	38,355	15,513	43,123	148,806	262,996	135,030	8,071
Net asset value per share	$10.47	$9.71	$8.93	$12.06	$12.35	$6.67	$10.69

Class B
Net assets	$616	$187	$332	$263	$15,912	$7,612	$122
Shares outstanding (no par value), unlimited shares authorized	58	19	37	22	1,214	1,035	11
Net asset value per share	$10.59	$9.73	$8.98	$12.15	$13.11	$7.35	$10.70

(a) Investments - unaffiliated, at cost	$346,072	$128,635	$315,064	$2,999,011	$4,475,274	$799,225	$76,113
(b) Investments - affiliated, at cost	27,082	6,872	37,358	42,366	205,069	249,134	3,126

(c) Total investments, at cost	$373,154	$135,507	$352,422	$3,041,377	$4,680,343	$1,048,359	$79,239

(d) Including value of securities on loan	19,158	4,897	15,514	41,208	186,454	209,072	2,178
(e) Foreign currency cost	-	172	208	887	3,681	-	-
(f) Proceeds from securities sold short/forward sales commitments	-	-	-	1,538	50,312	-	-
(g) Premiums from options written	-	-	-	3,230	6,624	-	-

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2010

	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund
Assets

Investments-unaffiliated, at value (a) (d)	$67,226	$113,707	$623,842	$-	$-	$-	$-
Investments-affiliated, at value (b)	5,966	1,684	20,811	979,714	1,665,329	2,861,578	2,141,119
Repurchase agreements (a)	-	-	-	-	-	-	-

Total investments, at value (c)	73,192	115,391	644,653	979,714	1,665,329	2,861,578	2,141,119
Cash	-	-	-	-	-	-	-
Foreign currency (e)	-	-	2,696	-	-	-	-
Receivable for investments sold	-	-	1,632	-	-	-	-
Receivable for fund shares sold	320	40	1,357	1,418	2,071	5,344	3,438
Receivable from adviser	-	-	-	-	-	-	-
Receivable for dividends and interest	70	154	753	-	-	-	-
Receivable for variation margin	-	-	-	-	-	-	-
Receivable for deposits with brokers	-	-	-	-	-	-	-
Receivable for deposits with counterparties	-	-	-	-	-	-	-
Unrealized appreciation on forward foreign currency contracts	-	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Other assets	-	-	-	-	-	-	-

Total assets	73,582	115,585	651,091	981,132	1,667,400	2,866,922	2,144,557

Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payable for reverse repurchase agreements	-	-	-	-	-	-	-
Payable for advisory fees	40	52	419	87	132	210	162
Payable for administrative fees	5	9	77	41	69	118	88
Payable for 12b-1 fee (Class A)	10	19	103	-	-	-	-
Payable for investment securities purchased	562	-	6,854	556	1,107	3,627	2,028
Payable for fund shares redeemed	100	87	283	862	964	1,717	1,411
Payable for dividends on securities sold short	-	-	-	-	-	-	-
Payable for interest expense and brokerage charges	-	-	-	-	-	-	-
Payable for trustee fees	1	5	4	16	26	52	47
Payable for other expenses	-	-	1	2	4	7	5
Payable for variation margin	-	-	-	-	-	-	-
Payable for deposits from counterparties	-	-	-	-	-	-	-
Investment securities sold short/forward sales commitments, at value (f)	-	-	-	-	-	-	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on forward foreign currency contracts	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	5,332	1,455	65	-	-	-	-

Total liabilities	6,050	1,627	7,806	1,564	2,302	5,731	3,741

Net assets	$67,532	$113,958	$643,285	$979,568	$1,665,098	$2,861,191	$2,140,816

Net assets consist of:
Paid-in capital	$61,638	$214,389	$518,374	$955,483	$1,594,710	$2,698,878	$2,037,019
Undistributed (excess of distributions over) net investment income	54	1,298	3,650	9,963	15,493	36,428	17,358
Accumulated net realized gain (loss)	(2,123)	(127,880)	10,429	(23,241)	(49,949)	(52,433)	(80,309)
Net unrealized appreciation (depreciation) on investments and foreign currency	7,963	26,151	110,832	37,363	104,844	178,318	166,748

	$67,532	$113,958	$643,285	$979,568	$1,665,098	$2,861,191	$2,140,816

Class A
Net assets	$61,362	$113,586	$643,051	$979,568	$1,665,098	$2,861,191	$2,140,816
Shares outstanding (no par value), unlimited shares authorized	6,060	9,352	63,876	89,019	146,230	242,558	191,534
Net asset value per share	$10.13	$12.15	$10.07	$11.00	$11.39	$11.80	$11.18

Class B
Net assets	$6,170	$372	$234	n/a	n/a	n/a	n/a
Shares outstanding (no par value), unlimited shares authorized	608	31	23	n/a	n/a	n/a	n/a
Net asset value per share	$10.15	$12.19	$10.10	n/a	n/a	n/a	n/a

(a) Investments-unaffiliated, at cost	$59,263	$87,552	$513,004	$-	$-	$-	$-
(b) Investments-affiliated, at cost	5,966	1,688	20,811	942,351	1,560,485	2,683,260	1,974,371

(c) Total investments, at cost	$65,229	$89,240	$533,815	$942,351	$1,560,485	$2,683,260	$1,974,371

(d) Including value of securities on loan	5,127	1,418	62	-	-	-	-
(e) Foreign currency cost	-	-	2,670	-	-	-	-
(f) Proceeds from securities sold short/forward sales commitments	-	-	-	-	-	-	-
(g) Premiums from options written	-	-	-	-	-	-	-

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2010

	JNL/S&P	JNL/S&P	JNL/S&P
	Managed	Disciplined	Disciplined	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P
	Aggressive	Moderate	Moderate	Disciplined	Competitive	Dividend Income	Intrinsic
	Growth Fund	Fund	Growth Fund	Growth Fund	Advantage Fund	& Growth Fund	Value Fund
Assets

Investments-unaffiliated, at value (a) (d)	$-	$-	$-	$-	$295,499	$439,805	$319,643
Investments-affiliated, at value (b)	788,793	346,489	376,153	137,498	10,330	24,780	15,514
Repurchase agreements (a)	-	-	-	-	-	-	-

Total investments, at value (c)	788,793	346,489	376,153	137,498	305,829	464,585	335,157
Cash	-	-	-	-	-	-	-
Foreign currency (e)	-	-	-	-	-	-	-
Receivable for investments sold	-	-	-	-	-	-	17,205
Receivable for fund shares sold	2,657	161	581	473	219	1,092	264
Receivable from adviser	-	-	-	-	-	-	-
Receivable for dividends and interest	-	-	-	-	252	799	249
Receivable for variation margin	-	-	-	-	-	-	-
Receivable for deposits with brokers	-	-	-	-	-	-	-
Receivable for deposits with counterparties	-	-	-	-	-	-	-
Unrealized appreciation on forward foreign currency contracts	-	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Other assets	-	-	-		-	-	-

Total assets	791,450	346,650	376,734	137,971	306,300	466,476	352,875

Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payable for reverse repurchase agreements	-	-	-	-	-	-	-
Payable for advisory fees	73	37	40	14	100	143	107
Payable for administrative fees	32	14	16	6	25	36	27
Payable for 12b-1 fee (Class A)	-	-	-	-	50	72	53
Payable for investment securities purchased	2,287	43	452	363	-	4,996	18,392
Payable for fund shares redeemed	370	118	129	110	305	355	390
Payable for dividends on securities sold short	-	-	-	-	-	-	-
Payable for interest expense and brokerage charges	-	-	-	-	-	-	-
Payable for trustee fees	22	4	4	2	4	5	5
Payable for other expenses	2	1	1	-	1	1	1
Payable for variation margin	-	-	-	-	-	-	-
Payable for deposits from counterparties	-	-	-	-	-	-	-
Investment securities sold short/forward sales commitments, at value (f)	-	-	-	-	-	-	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on forward foreign currency contracts	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	-	-	-	-	9,724	19,776	14,183

Total liabilities	2,786	217	642	495	10,209	25,384	33,158

Net assets	$788,664	$346,433	$376,092	$137,476	$296,091	$441,092	$319,717

Net assets consist of:
Paid-in capital	$794,840	$320,011	$344,508	$125,459	$246,701	$384,804	$278,152
Undistributed (excess of distributions over) net investment income	5,559	5,554	5,070	1,787	3,572	10,367	4,294
Accumulated net realized gain (loss)	(65,332)	(13,070)	(24,699)	(9,794)	29,355	8,188	32,435
Net unrealized appreciation (depreciation) on investments and foreign currency	53,597	33,938	51,213	20,024	16,463	37,733	4,836

	$788,664	$346,433	$376,092	$137,476	$296,091	$441,092	$319,717

Class A
Net assets	$788,664	$346,433	$376,092	$137,476	$296,032	$440,926	$319,617
Shares outstanding (no par value), unlimited shares authorized	64,825	35,172	41,362	16,135	27,659	45,165	32,074
Net asset value per share	$12.17	$9.85	$9.09	$8.52	$10.70	$9.76	$9.97

Class B
Net assets	n/a	n/a	n/a	n/a	$59	$166	$100
Shares outstanding (no par value), unlimited shares authorized	n/a	n/a	n/a	n/a	6	17	10
Net asset value per share	n/a	n/a	n/a	n/a	$10.70	$9.80	$10.05

(a) Investments-unaffiliated, at cost	$-	$-	$-	$-	$279,029	$402,064	$314,799
(b) Investments-affiliated, at cost	735,196	312,551	324,940	117,474	10,337	24,788	15,522

(c) Total investments, at cost	$735,196	$312,551	$324,940	$117,474	$289,366	$426,852	$330,321

(d) Including value of securities on loan	-	-	-	-	9,513	19,216	13,924
(e) Foreign currency cost	-	-	-	-	-	-	-
(f) Proceeds from securities sold short/forward sales commitments	-	-	-	-	-	-	-
(g) Premiums from options written	-	-	-	-	-	-	-

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2010

						JNL/T. Rowe	JNL/T. Rowe
	JNL/S&P		JNL/Select	JNL/Select		Price	Price
	Total	JNL/S&P 4	Balanced	Money	JNL/Select	Established	Mid-Cap
	Yield Fund	Fund	Fund	Market Fund	Value Fund	Growth Fund	Growth Fund
Assets

Investments-unaffiliated, at value (a) (d)	$281,043	$-	$1,240,472	$451,255	$1,129,045	$1,496,410	$1,341,016
Investments-affiliated, at value (b)	10,049	843,994	153,986	-	31,658	42,812	160,657
Repurchase agreements (a)	-	-	-	262,000	-	-	-

Total investments, at value (c)	291,092	843,994	1,394,458	713,255	1,160,703	1,539,222	1,501,673
Cash	-	-	-	-	-	6	-
Foreign currency (e)	-	-	-	-	-	71	-
Receivable for investments sold	7,180	340	5,299	-	-	2,357	53
Receivable for fund shares sold	249	657	2,659	2,547	1,961	3,789	2,726
Receivable from adviser	-	-	-	184	-	-	-
Receivable for dividends and interest	294	-	3,587	476	1,479	815	286
Receivable for variation margin	-	-	-	-	-	-	-
Receivable for deposits with brokers	-	-	-	-	-	-	-
Receivable for deposits with counterparties	-	-	-	-	-	-	-
Unrealized appreciation on forward foreign currency contracts	-	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Other assets	-	-	-	-	-	-	-

Total assets	298,815	844,991	1,406,003	716,462	1,164,143	1,546,260	1,504,738

Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payable for reverse repurchase agreements	-	-	-	-	-	-	-
Payable for advisory fees	93	-	475	167	460	722	821
Payable for administrative fees	23	35	106	62	95	126	116
Payable for 12b-1 fee (Class A)	46	-	213	123	186	247	226
Payable for investment securities purchased	7,527	-	89,323	-	2,300	10,942	2,905
Payable for fund shares redeemed	368	997	732	2,821	848	1,150	1,344
Payable for dividends on securities sold short	-	-	-	-	-	-	-
Payable for interest expense and brokerage charges	-	-	-	-	-	-	-
Payable for trustee fees	4	12	22	34	22	34	26
Payable for other expenses	1	2	3	3	3	12	4
Payable for variation margin	-	-	-	-	-	-	-
Payable for deposits from counterparties	-	-	-	-	-	-	-
Investment securities sold short/forward sales commitments, at value (f)	-	-	-	-	-	-	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on forward foreign currency contracts	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	9,551	-	23,926	-	4,904	21,398	94,335

Total liabilities	17,613	1,046	114,800	3,210	8,818	34,631	99,777

Net assets	$281,202	$843,945	$1,291,203	$713,252	$1,155,325	$1,511,629	$1,404,961

Net assets consist of:
Paid-in capital	$252,957	$668,838	$1,177,920	$713,268	$1,068,540	$1,362,023	$1,090,536
Undistributed (excess of distributions over) net investment income	4,140	45,475	18,303	(24)	12,301	(35)	(2,016)
Accumulated net realized gain (loss)	14,637	(17,202)	(20,142)	8	(74,460)	(187,764)	(3,720)
Net unrealized appreciation (depreciation) on investments and foreign currency	9,468	146,834	115,122	-	148,944	337,405	320,161

	$281,202	$843,945	$1,291,203	$713,252	$1,155,325	$1,511,629	$1,404,961

Class A
Net assets	$281,137	$843,945	$1,290,162	$706,007	$1,138,293	$1,475,748	$1,366,836
Shares outstanding (no par value), unlimited shares authorized	28,858	77,737	78,451	706,020	65,522	69,532	45,896
Net asset value per share	$9.74	$10.86	$16.45	$1.00	$17.37	$21.22	$29.78

Class B
Net assets	$65	n/a	$1,041	$7,245	$17,032	$35,881	$38,125
Shares outstanding (no par value), unlimited shares authorized	7	n/a	62	7,245	964	1,671	1,258
Net asset value per share	$9.76	n/a	$16.77	$1.00	$17.66	$21.47	$30.31

(a) Investments-unaffiliated, at cost	$271,555	$-	$1,125,315	$713,255	$980,095	$1,158,967	$1,020,758
(b) Investments-affiliated, at cost	10,069	697,160	154,021	-	31,664	42,858	160,754

(c) Total investments, at cost	$281,624	$697,160	$1,279,336	$713,255	$1,011,759	$1,201,825	$1,181,512

(d) Including value of securities on loan	9,391	-	23,542	-	4,780	20,795	91,489
(e) Foreign currency cost	-	-	-	-	-	62	-
(f) Proceeds from securities sold short/forward sales commitments	-	-	-	-	-	-	-
(g) Premiums from options written	-	-	-	-	-	-	-

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2010

	JNL/T. Rowe Price Short- Term Bond Fund	JNL/T. Rowe Price Value Fund
Assets

Investments-unaffiliated, at value (a) (d)	$807,566	$1,114,039
Investments-affiliated, at value (b)	64,394	37,543
Repurchase agreements (a)	-	-

Total investments, at value (c)	871,960	1,151,582
Cash	-	-
Foreign currency (e)	-	-
Receivable for investments sold	39	3,427
Receivable for fund shares sold	1,565	1,883
Receivable from adviser	-	-
Receivable for dividends and interest	6,048	1,133
Receivable for variation margin	-	-
Receivable for deposits with brokers	-	-
Receivable for deposits with counterparties	-	-
Unrealized appreciation on forward foreign currency contracts	-	-
Unrealized appreciation on swap agreements	-	-
Swap premiums paid	-	-
Other assets	-	-

Total assets	879,612	1,158,025

Liabilities
Cash overdraft	28	-
Payable for reverse repurchase agreements	-	-
Payable for advisory fees	302	584
Payable for administrative fees	73	93
Payable for 12b-1 fee (Class A)	145	185
Payable for investment securities purchased	-	5,187
Payable for fund shares redeemed	726	912
Payable for dividends on securities sold short	-	-
Payable for interest expense and brokerage charges	-	-
Payable for trustee fees	14	24
Payable for other expenses	3	2
Payable for variation margin	-	-
Payable for deposits from counterparties	-	-
Investment securities sold short/forward sales commitments, at value (f)	-	-
Options written, at value (g)	-	-
Unrealized depreciation on forward foreign currency contracts	88	-
Unrealized depreciation on swap agreements	-	-
Swap premiums received	-	-
Return of collateral for securities loaned	5,253	14,262

Total liabilities	6,632	21,249

Net assets	$872,980	$1,136,776

Net assets consist of:
Paid-in capital	$875,563	$1,071,777
Undistributed (excess of distributions over) net investment income	14,163	17,730
Accumulated net realized gain (loss)	(22,234)	(86,430)
Net unrealized appreciation (depreciation) on investments and foreign currency	5,488	133,699

	$872,980	$1,136,776

Class A
Net assets	$872,892	$1,136,182
Shares outstanding (no par value), unlimited shares authorized	88,346	104,856
Net asset value per share	$9.88	$10.84

Class B
Net assets	$88	$594
Shares outstanding (no par value), unlimited shares authorized	9	53
Net asset value per share	$9.95	$11.11

(a) Investments-unaffiliated, at cost	$801,678	$980,838
(b) Investments-affiliated, at cost	64,706	37,044

(c) Total investments, at cost	$866,384	$1,017,882

(d) Including value of securities on loan	5,137	13,863
(e) Foreign currency cost	-	-
(f) Proceeds from securities sold short/forward sales commitments	-	-

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2010

	JNL/American Funds Blue Chip Income and Growth Fund (b)(c)	JNL/American Funds Global Bond Fund (b)(c)	JNL/American Funds Global Small Capitalization Fund (b)(c)	JNL/American Funds Growth- Income Fund (b)(c)	JNL/American Funds International Fund (b)(c)	JNL/American Funds New World Fund (b)(c)	JNL Institutional Alt 20 Fund
Investment income
Dividends (a)	$-	$-	$-	$-	$-	$-	$8,175
Dividends received from master fund	2,165	2,560	539	2,055	1,462	1,485	-
Foreign taxes withheld	-	-	-	-	-	-	-
Interest	-	-	-	-	-	-	-
Securities lending	-	-	-	-	-	-	-

Total investment income	2,165	2,560	539	2,055	1,462	1,485	8,175

Expenses
Advisory fees	292	237	162	324	268	350	573
Administrative fees	63	51	33	69	47	50	193
12b-1 fee (Class A)	104	85	54	116	79	83	-
Legal fees	-	-	-	-	-	-	2
Trustee fees	1	1	-	1	-	-	7
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	-	-	1	-	-	1	4

Total expenses	460	374	250	510	394	484	779
Expense waiver	(188)	(186)	(130)	(185)	(173)	(267)	-

Net expenses	272	188	120	325	221	217	779

Net investment income (loss)	1,893	2,372	419	1,730	1,241	1,268	7,396

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(314)	150	11	-	126	-	-
Affiliated investments	-	-	-	-	-	-	532
Distributions from affiliated investment companies	-	-	-	-	-	-	625
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	-	-	-	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	-	-	-	-	-
Net change in unrealized appreciation or depreciation on:
Investments	10,711	(1,175)	7,947	13,029	7,401	8,525	52,224
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	-	-	-	-
Futures contracts	-	-	-	-	-	-	-
Written option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-

Net realized and unrealized gain (loss)	10,397	(1,025)	7,958	13,029	7,527	8,525	53,381

Net increase in net assets from operations	$12,290	$1,347	$8,377	$14,759	$8,768	$9,793	$60,777

(a) Income from affiliated investments	$-	$-	$-	$-	$-	$-	$8,175
(b)	Period from May 3, 2010 (commencement of operations)
(c)

The Master Funds for the JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2010

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/BlackRock Commodity Securities Fund	JNL/BlackRock Global Allocation Fund (b)(c)	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Investment income
Dividends (a)	$11,234	$13,520	$7,494	$12,863	$-	$4,516	$7,933
Dividends received from master fund (a)	-	-	-	-	2,176	-	-
Foreign taxes withheld	-	-	-	(556)	-	(361)	(603)
Interest	-	-	-	611	-	3,888	50
Securities lending	-	-	-	310	-	183	294

Total investment income	11,234	13,520	7,494	13,228	2,176	8,226	7,674

Expenses
Advisory fees	798	915	639	4,544	150	2,028	2,660
Administrative fees	283	337	218	1,061	25	468	554
12b-1 fee (Class A)	-	-	-	1,413	33	623	738
Legal fees	2	3	2	4	-	2	2
Trustee fees	11	13	8	17	-	8	9
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	7	8	5	13	-	30	27

Total expenses	1,101	1,276	872	7,052	208	3,159	3,990
Expense waiver	-	-	-	-	(110)	-	-

Net expenses	1,101	1,276	872	7,052	98	3,159	3,990

Net investment income (loss)	10,133	12,244	6,622	6,176	2,078	5,067	3,684

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	-	-	-	50,408	-	(1,160)	3,868
Affiliated investments	1,133	1,672	2,217	-	(3)	-	-
Distributions from affiliated investment companies	696	1,099	859	-	-	-	-
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	(89)	-	210	38
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	-	-	-	6	13
Net change in unrealized appreciation or depreciation on:
Investments	84,551	102,316	69,635	80,017	1,380	24,868	36,557
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	(8)	-	374	21
Futures contracts	-	-	-	-	-	-	-
Written option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-

Net realized and unrealized gain (loss)	86,380	105,087	72,711	130,328	1,377	24,298	40,497

Net increase in net assets from operations	$96,513	$117,331	$79,333	$136,504	$3,455	$29,365	$44,181

(a) Income from affiliated investments	$11,234	$13,520	$7,494	331	2,176	189	302
(b)	Period from October 11, 2010 (commencement of operations)
(c)

The Master Fund for the JNL/BlackRock Global Allocation Fund is the BlackRock Global Allocation Portfolio. These financial statements should be read in conjunction with the Master Fund’s shareholder report.

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2010

	JNL/Capital Guardian U.S. Growth Equity Fund	JNL/Eagle Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund
Investment income
Dividends (a)	$7,793	$2,729	$2,129	$16,261	$10,603	$13,758	$5,849
Dividends received from master fund	-	-	-	-	-	-	-
Foreign taxes withheld	(50)	-	(6)	-	(878)	(175)	(390)
Interest	-	-	-	-	-	39,009	3
Securities lending	358	4	888	-	316	450	156

Total investment income	8,101	2,733	3,011	16,261	10,041	53,042	5,618

Expenses
Advisory fees	4,510	999	2,551	-	2,950	5,687	1,637
Administrative fees	699	158	358	458	611	864	258
12b-1 fee (Class A)	1,397	316	715	-	815	1,728	344
Legal fees	4	1	2	5	2	5	1
Trustee fees	16	3	7	22	10	20	4
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	11	3	8	16	18	15	4

Total expenses	6,637	1,480	3,641	501	4,406	8,319	2,248
Expense waiver	-	-	-	-	-	-	-

Net expenses	6,637	1,480	3,641	501	4,406	8,319	2,248

Net investment income (loss)	1,464	1,253	(630)	15,760	5,635	44,723	3,370

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(1,506)	1,910	23,997	-	(6,090)	2,983	14,873
Affiliated investments	-	-	-	(8,814)	-	-	-
Distributions from affiliated investment companies	-	-	-	-	-	-	-
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	-	(123)	(93)	(38)
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	21	20	68	-	9	13	6
Net change in unrealized appreciation or depreciation on:
Investments	98,995	18,111	99,113	87,147	31,741	59,031	14,446
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	-	25	12	27
Futures contracts	-	-	-	-	-	-	-
Written option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-

Net realized and unrealized gain (loss)	97,510	20,041	123,178	78,333	25,562	61,946	29,314

Net increase in net assets from operations	$98,974	$21,294	$122,548	$94,093	$31,197	$106,669	$32,684

(a) Income from affiliated investments	$380	$11	$893	$16,261	$331	$490	$162

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2010

	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund
Investment income
Dividends (a)	$18,623	$3,617	$115	$61	$5,801	$2,081	$16,460
Dividends received from master fund	-	-	-	-	-	-	-
Foreign taxes withheld	(720)	-	-	(167)	-	(2)	(774)
Interest	2,085	-	30,251	29,823	-	-	6
Securities lending	235	30	94	-	88	-	157

Total investment income	20,223	3,647	30,460	29,717	5,889	2,079	15,849

Expenses
Advisory fees	3,706	1,860	5,473	3,728	2,636	811	3,293
Administrative fees	495	221	950	778	370	152	700
12b-1 fee (Class A)	990	442	1,899	1,036	724	203	933
Legal fees	45	1	5	2	2	1	2
Trustee fees	12	5	22	9	8	2	10
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	451	-
Short holdings borrowing fees	-	-	-	-	-	281	-
Other expenses	20	4	17	62	6	3	16

Total expenses	5,268	2,533	8,366	5,615	3,746	1,904	4,954
Expense waiver	-	-	-	-	-	-	-

Net expenses	5,268	2,533	8,366	5,615	3,746	1,904	4,954

Net investment income (loss)	14,955	1,114	22,094	24,102	2,143	175	10,895

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(2,623)	3,493	21,491	29,456	35,599	7,080	44,560
Affiliated investments	-	-	-	-	-	-	-
Distributions from affiliated investment companies	-	-	-	-	-	-	-
Swaps agreements	-	-	264	(1,048)	-	-	-
Foreign currency related items	6,052	-	(2,279)	3,580	-	-	(652)
Futures contracts	-	-	5,883	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	(4,334)	-
Brokerage commissions recaptured	-	-	-	-	72	-	89
Net change in unrealized appreciation or depreciation on:
Investments	42,463	49,341	15,652	15,292	48,330	7,436	26,810
Swap agreements	-	-	1,351	4,339	-	-	-
Foreign currency related items	(4,202)	-	(831)	(1,585)	-	-	66
Futures contracts	-	-	629	-	-	-	-
Written option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	(985)	-

Net realized and unrealized gain (loss)	41,690	52,834	42,160	50,034	84,001	9,197	70,873

Net increase in net assets from operations	$56,645	$53,948	$64,254	$74,136	$86,144	$9,372	$81,768

(a) Income from affiliated investments	$263	$40	$209	$61	$96	$2	$163

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2010

	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/ Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
Investment income
Dividends (a)	$11,540	$8,650	$698	$13,221	$15,382	$1,446	$34
Dividends received from master fund	-	-	-	-	-	-	-
Foreign taxes withheld	(1,341)	(92)	(7)	(651)	(1,795)	(31)	-
Interest	-	-	-	-	-	-	35,975
Securities lending	263	57	49	-	637	88	99

Total investment income	10,462	8,615	740	12,570	14,224	1,503	36,108

Expenses
Advisory fees	3,134	4,774	962	5,195	3,420	1,280	3,475
Administrative fees	707	723	113	877	775	183	857
12b-1 fee (Class A)	942	1,445	226	1,169	1,033	365	1,713
Legal fees	3	4	1	2	3	1	4
Trustee fees	11	17	2	10	13	4	20
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	38	12	2	43	25	12	16

Total expenses	4,835	6,975	1,306	7,296	5,269	1,845	6,085
Expense waiver	-	-	-	-	-	-	-

Net expenses	4,835	6,975	1,306	7,296	5,269	1,845	6,085

Net investment income (loss)	5,627	1,640	(566)	5,274	8,955	(342)	30,023

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(11,671)	48,763	4,728	(3,392)	(14,752)	19,436	1,120
Affiliated investments	-	-	-	-	-	-	-
Distributions from affiliated investment companies	-	-	-	-	-	-	-
Swaps agreements	-	-	-	524	-	-	-
Foreign currency related items	(42)	(132)	-	(2,346)	5,497	-	-
Futures contracts	-	-	-	(55,537)	171	-	-
Option contracts	-	-	-	(6,798)	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	19	129	15	68	-	6	-
Net change in unrealized appreciation or depreciation on:
Investments	65,930	78,990	23,466	147,197	34,611	24,888	23,731
Swap agreements	-	-	-	(24)	-	-	-
Foreign currency related items	(78)	6	-	(3,787)	4,278	(1)	-
Futures contracts	-	-	-	-	56	-	-
Written option contracts	-	-	-	(374)	-	-	-
Investment securities sold short	-	-	-	-	-	-	-

Net realized and unrealized gain (loss)	54,158	127,756	28,209	75,531	29,861	44,329	24,851

Net increase in net assets from operations	$59,785	$129,396	$27,643	$80,805	$38,816	$43,987	$54,874

(a) Income from affiliated investments	$282	$84	$51	$39	$644	$91	$133

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2010

	JNL/Lazard Emerging Markets Fund	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital Management 10 X 10 Fund	JNL/Mellon Capital Management Index 5 Fund	JNL/Mellon Capital Management European 30 Fund
Investment income
Dividends (a)	$31,103	$3,275	$2,028	$438	$4,175	$4,203	$734
Dividends received from master fund	-	-	-	-	-	-	-
Foreign taxes withheld	(2,574)	-	(111)	(31)	-	-	(99)
Interest	11	-	-	-	-	-	-
Securities lending	296	16	58	9	-	-	38

Total investment income	28,836	3,291	1,975	416	4,175	4,203	673

Expenses
Advisory fees	8,405	1,274	1,093	192	-	-	57
Administrative fees	1,444	178	193	34	107	129	30
12b-1 fee (Class A)	1,923	356	257	45	-	-	30
Legal fees	5	1	-	-	1	1	-
Trustee fees	21	4	2	1	6	6	1
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	63	4	28	9	3	4	1

Total expenses	11,861	1,817	1,573	281	117	140	119
Expense waiver	-	-	-	-	-	-	-

Net expenses	11,861	1,817	1,573	281	117	140	119

Net investment income (loss)	16,975	1,474	402	135	4,058	4,063	554

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	59,618	16,234	982	1,097	-	-	576
Affiliated investments	-	-	-	-	(8,160)	(6,172)	-
Distributions from affiliated investment companies	-	-	-	-	279	719	-
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	(996)	-	(1)	(22)	-	-	(15)
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	60	48	-	-	-	-	-
Net change in unrealized appreciation or depreciation on:
Investments	123,740	19,532	35,521	2,212	38,610	42,730	(1,058)
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	(133)	-	3	6	-	-	1
Futures contracts	-	-	-	-	-	-	-
Written option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-

Net realized and unrealized gain (loss)	182,289	35,814	36,505	3,293	30,729	37,277	(496)

Net increase in net assets from operations	$199,264	$37,288	$36,907	$3,428	$34,787	$41,340	$58

(a) Income from affiliated investments	$328	$20	$61	$9	$4,175	$4,203	$38

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2010

	JNL/Mellon Capital Management Pacific Rim 30 Fund	JNL/Mellon Capital Management S&P 500 Index Fund	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	JNL/Mellon Capital Management Small Cap Index Fund	JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital Management Bond Index Fund	JNL/Mellon Capital Management Global Alpha Fund
Investment income
Dividends (a)	$1,109	$22,823	$6,453	$7,451	$26,833	$59	$6
Dividends received from master fund	-	-	-	-	-	-	-
Foreign taxes withheld	(46)	-	-	-	(2,659)	-	-
Interest	-	2	1	17	8	37,063	187
Securities lending	8	101	284	1,092	988	163	-

Total investment income	1,071	22,926	6,738	8,560	25,170	37,285	193

Expenses
Advisory fees	104	2,851	1,553	1,613	2,405	2,930	1,282
Administrative fees	56	1,098	544	569	1,300	1,086	192
12b-1 fee (Class A)	56	2,173	1,078	1,129	1,695	2,165	256
Legal fees	-	6	3	3	4	5	1
Trustee fees	-	26	13	13	20	24	2
License fees	-	112	59	65	319	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	2	18	9	10	15	18	5

Total expenses	218	6,284	3,259	3,402	5,758	6,228	1,738
Expense waiver	-	-	-	-	-	-	-

Net expenses	218	6,284	3,259	3,402	5,758	6,228	1,738

Net investment income (loss)	853	16,642	3,479	5,158	19,412	31,057	(1,545)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	1,989	3,134	18,336	7,427	(4,252)	2,851	-
Affiliated investments	-	(2)	-	-	-	-	-
Distributions from affiliated investment companies	-	-	-	-	-	-	-
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	56	-	-	-	(801)	-	2,568
Futures contracts	-	4,220	1,796	866	609	-	5,768
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	-	-	-	-	-
Net change in unrealized appreciation or depreciation on:
Investments	566	139,047	106,277	126,298	57,121	21,145	1
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	4	-	-	-	1,125	-	2,927
Futures contracts	-	(348)	16	(510)	(406)	-	(1,593)
Written option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-

Net realized and unrealized gain (loss)	2,615	146,051	126,425	134,081	53,396	23,996	9,671

Net increase in net assets from operations	$3,468	$162,693	$129,904	$139,239	$72,808	$55,053	$8,126

(a) Income from affiliated investments	$8	$163	$292	$1,099	$1,065	$183	$5

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2010

	JNL/ Oppenheimer Global Growth Fund	JNL/PAM Asia ex-Japan Fund	JNL/PAM China-India Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund
Investment income
Dividends (a)	$7,097	$2,110	$4,696	$114	$39	$979	$667
Dividends received from master fund	-	-	-	-	-	-	-
Foreign taxes withheld	(658)	(220)	(220)	-	-	-	-
Interest	4	-	-	33,006	82,789	59,312	-
Securities lending	304	18	440	94	438	495	4

Total investment income	6,747	1,908	4,916	33,214	83,266	60,786	671

Expenses
Advisory fees	2,297	1,003	2,467	7,504	14,578	3,215	373
Administrative fees	500	167	548	1,527	2,916	709	50
12b-1 fee (Class A)	665	222	548	3,054	5,799	1,405	99
Legal fees	2	1	1	8	15	4	-
Trustee fees	8	3	6	35	67	16	1
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Interest expense	-	-	-	208	22	-	-
Other expenses	51	66	74	136	80	13	4

Total expenses	3,523	1,462	3,644	12,472	23,477	5,362	527
Expense waiver	-	-	-	-	-	-	-

Net expenses	3,523	1,462	3,644	12,472	23,477	5,362	527

Net investment income (loss)	3,224	446	1,272	20,742	59,789	55,424	144

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(1,614)	11,611	18,867	83,850	52,691	24,259	4,625
Affiliated investments	-	-	-	-	-	-	-
Distributions from affiliated investment companies	-	-	-	-	-	-	-
Swaps agreements	-	-	-	(5,503)	(6,007)	-	-
Foreign currency related items	39	(82)	(22)	(3,200)	(4,076)	-	-
Futures contracts	-	-	-	3,162	36,193	-	-
Written option contracts	-	-	-	5,156	10,654	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	-	-	-	-	10
Net change in unrealized appreciation or depreciation on:
Investments	48,718	7,143	17,738	(21)	39,684	24,915	6,593
Swap agreements	-	-	-	3,113	8,137	-	-
Foreign currency related items	14	5	1	94	175	-	-
Futures contracts	-	-	-	(1,220)	(2,822)	-	-
Written option contracts	-	-	-	(1,615)	(2,789)	-	-
Investment securities sold short	-	-	-	-	-	-	-

Net realized and unrealized gain (loss)	47,157	18,677	36,584	83,816	131,840	49,174	11,228

Net increase in net assets from operations	$50,381	$19,123	$37,856	$104,558	$191,629	$104,598	$11,372

(a) Income from affiliated investments	$308	$19	$446	$97	$449	$518	$5

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2010

	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund
Investment income
Dividends (a)	$577	$2,152	$8,116	$14,574	$20,302	$29,038	$15,361
Dividends received from master fund	-	-	-	-	-	-	-
Foreign taxes withheld	-	-	(743)	-	-	-	-
Interest	-	-	-	-	-	-	-
Securities lending	6	8	285	-	-	-	-

Total investment income	583	2,160	7,658	14,574	20,302	29,038	15,361

Expenses
Advisory fees	319	553	3,254	885	1,292	2,027	1,624
Administrative fees	43	100	592	397	651	1,111	859
12b-1 fee (Class A)	74	200	788	-	-	-	-
Legal fees	-	1	2	4	7	11	9
Trustee fees	1	2	8	18	29	51	41
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	2	3	6	12	21	35	28

Total expenses	439	859	4,650	1,316	2,000	3,235	2,561
Expense waiver	-	-	-	-	-	-	-

Net expenses	439	859	4,650	1,316	2,000	3,235	2,561

Net investment income (loss)	144	1,301	3,008	13,258	18,302	25,803	12,800

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	3,962	6,707	18,457	-	-	-	-
Affiliated investments	-	-	-	(950)	(18,337)	(17,515)	(33,823)
Distributions from affiliated investment companies	-	-	-	9,350	13,158	14,583	7,543
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	(408)	-	-	-	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	13	5	-	-	-	-	-
Net change in unrealized appreciation or depreciation on:
Investments	5,218	8,145	83,649	45,561	133,910	274,473	288,389
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	(5)	-	-	-	-
Futures contracts	-	-	-	-	-	-	-
Written option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-

Net realized and unrealized gain (loss)	9,193	14,857	101,693	53,961	128,731	271,541	262,109

Net increase in net assets from operations	$9,337	$16,158	$104,701	$67,219	$147,033	$297,344	$274,909

(a) Income from affiliated investments	$6	$8	$291	$14,574	$20,302	$29,038	$15,361

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2010

	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Disciplined Moderate Fund	JNL/S&P Disciplined Moderate Growth Fund	JNL/S&P Disciplined Growth Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund
Investment income
Dividends (a)	$6,056	$5,249	$5,144	$1,897	$5,375	$12,634	$6,273
Dividends received from master fund	-	-	-	-	-	-	-
Foreign taxes withheld	-	-	-	-	-	-	-
Interest	-	-	-	-	-	-	-
Securities lending	-	-	-	-	69	68	15

Total investment income	6,056	5,249	5,144	1,897	5,444	12,702	6,288

Expenses
Advisory fees	772	323	367	130	1,059	1,261	1,129
Administrative fees	326	124	141	50	265	315	282
12b-1 fee (Class A)	-	-	-	-	529	630	565
Legal fees	4	1	1	1	2	1	2
Trustee fees	15	5	7	2	6	7	7
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	11	4	4	1	9	6	8

Total expenses	1,128	457	520	184	1,870	2,220	1,993
Expense waiver	-	-	-	-	-	-	-

Net expenses	1,128	457	520	184	1,870	2,220	1,993

Net investment income (loss)	4,928	4,792	4,624	1,713	3,574	10,482	4,295

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	-	-	-	-	31,721	17,941	38,315
Affiliated investments	(18,258)	(7,458)	(8,225)	608	-	-	-
Distributions from affiliated investment companies	1,527	1,127	921	234	-	-	-
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	-	-	-	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	-	-	-	-	-
Net change in unrealized appreciation or depreciation on:
Investments	120,981	30,788	41,943	11,263	(3,418)	28,373	(5,059)
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	-	-	-	-
Futures contracts	-	-	-	-	-	-	-
Written option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-

Net realized and unrealized gain (loss)	104,250	24,457	34,639	12,105	28,303	46,314	33,256

Net increase in net assets from operations	$109,178	$29,249	$39,263	$13,818	$31,877	$56,796	$37,551

(a) Income from affiliated investments	$6,056	$5,249	$5,144	$1,897	$70	$70	$16

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2010

	JNL/S&P Total Yield Fund	JNL/S&P 4 Fund	JNL/Select Balanced Fund	JNL/Select Money Market Fund	JNL/Select Value Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
Investment income
Dividends (a)	$5,421	$6,842	$15,898	$-	$19,671	$9,275	$10,210
Dividends received from master fund	-	-	-	-	-	-	-
Foreign taxes withheld	-	-	(187)	-	(77)	(119)	(121)
Interest	-	-	9,290	2,175	-	-	-
Securities lending	428	-	128	-	28	119	467

Total investment income	5,849	6,842	25,129	2,175	19,622	9,275	10,556

Expenses
Advisory fees	968	-	4,373	2,163	4,521	6,848	7,344
Administrative fees	242	359	967	805	916	1,186	1,038
12b-1 fee (Class A)	484	-	1,932	1,596	1,800	2,307	2,012
Legal fees	1	4	5	6	5	6	5
Trustee fees	6	17	22	27	21	27	24
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	6	9	14	20	15	40	17

Total expenses	1,707	389	7,313	4,617	7,278	10,414	10,440
Expense waiver	-	-	-	(2,442)	-	-	-

Net expenses	1,707	389	7,313	2,175	7,278	10,414	10,440

Net investment income (loss)	4,142	6,453	17,816	-	12,344	(1,139)	116

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	18,842	-	30,005	6	29,517	10,763	53,288
Affiliated investments	-	693	-	-	-	-	-
Distributions from affiliated investment companies	-	40,481	-	-	-	-	-
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	-	-	17	(6)
Futures contracts	-	-	121	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	11	-	30	21	28
Net change in unrealized appreciation or depreciation on:
Investments	(2,417)	47,764	63,421	-	88,641	199,846	220,626
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	-	-	6	(1)
Futures contracts	-	-	-	-	-	-	-
Written option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-

Net realized and unrealized gain (loss)	16,425	88,938	93,558	6	118,188	210,653	273,935

Net increase in net assets from operations	$20,567	$95,391	$111,374	$6	$130,532	$209,514	$274,051

(a) Income from affiliated investments	$429	$6,842	$179	$-	$42	$120	$470

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2010

	JNL/T. Rowe Price Short- Term Bond Fund	JNL/T. Rowe Price Value Fund
Investment income
Dividends (a)	$983	$26,350
Dividends received from master fund	-	-
Foreign taxes withheld	-	(290)
Interest	17,043	39
Securities lending	30	142

Total investment income	18,056	26,241

Expenses
Advisory fees	2,961	5,737
Administrative fees	709	902
12b-1 fee (Class A)	1,417	1,803
Legal fees	3	5
Trustee fees	15	21
License fees	-	-
Dividends on securities sold short	-	-
Short holdings borrowing fees	-	-
Other expenses	12	15

Total expenses	5,117	8,483
Expense waiver	-	-

Net expenses	5,117	8,483

Net investment income (loss)	12,939	17,758

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(697)	(511)
Affiliated investments	188	860
Distributions from affiliated investment companies	-	-
Swaps agreements	-	-
Foreign currency related items	(195)	(14)
Futures contracts	-	-
Option contracts	-	-
Investment securities sold short	-	-
Brokerage commissions recaptured	-	25
Net change in unrealized appreciation or depreciation on:
Investments	6,386	127,179
Swap agreements	-	-
Foreign currency related items	(7)	-
Futures contracts	-	-
Written option contracts	-	-
Investment securities sold short	-	-

Net realized and unrealized gain (loss)	5,675	127,539

Net increase in net assets from operations	$18,614	$145,297

(a) Income from affiliated investments	$957	$527

See accompanying Notes to Financial Statements

JNL Series Trust

Statement of Cash Flows (in thousands)

For the Year Ended December 31, 2010

JNL/Goldman Sachs U.S. Equity Flex Fund
Cash flows from operating activities
Net increase in net assets from operations	$9,372
Adjustments to reconcile net increase in net assets from operations to net cash flow used in operating activities:
Purchase of investment securities	(548,682)
Proceeds from sales and maturities of investment securities	531,764
Net purchases of short-term investments	(239)
Proceeds from securities sold short	93,738
Purchases to cover securities sold short	(92,506)
Decrease in receivable for investments sold	3,794
Decrease in payable for investments purchased	(2,991)
Increase in receivable for dividends and interest	(75)
Increase in payable for expenses	24
Increase in payable for dividends on securities sold short	13
Increase in payable for interest expense and brokerage charges	18
Change in unrealized appreciation (depreciation) on investments	(6,451)
Net realized gain on investments	(2,746)

Net cash flow from operating activities	(14,967)

Cash flows from financing activities
Net proceeds from capital share transactions	14,967

Net cash flow from financing activities	14,967

Net increase in cash
Cash at beginning of year	-

Cash at end of year	$-

Supplemental disclosure of operating activities:
Short holding borrowing fees during the year were $281.

Supplemental disclosure of non-cash financing activities:
Reinvestment of distributions during the year were $671.

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

Operations	JNL/American Funds Blue Chip Income and Growth Fund (a)	JNL/American Funds Global Bond Fund (a)	JNL/American Funds Global Small Capitalization Fund (a)	JNL/American Funds Growth- Income Fund (a)	JNL/American Funds International Fund (a)	JNL/American Funds New World Fund (a)	JNL Institutional Alt 20 Fund
Net investment income (loss)	$1,893	$2,372	$419	$1,730	$1,241	$1,268	$7,396
Net realized gain (loss)	(314)	150	11	-	126	-	1,157
Net change in unrealized appreciation (depreciation)	10,711	(1,175)	7,947	13,029	7,401	8,525	52,224

Net increase (decrease) in net assets from operations	12,290	1,347	8,377	14,759	8,768	9,793	60,777

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-	(2,748)
Class B	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-	(200)
Class B	-	-	-	-	-	-	-

Total distributions to shareholders	-	-	-	-	-	-	(2,948)

Share transactions¹
Proceeds from the sale of shares
Class A	150,108	121,279	79,845	171,314	102,299	130,341	405,032
Class B	9	81	22	22	19	17	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	2,948
Class B	-	-	-	-	-	-	-
Cost of shares redeemed
Class A	(13,401)	(17,364)	(7,297)	(11,577)	(8,300)	(6,667)	(50,291)
Class B	(1)	(2)	-	(1)	-	(1)	-

Net increase (decrease) in net assets from share transactions	136,715	103,994	72,570	159,758	94,018	123,690	357,689

Net increase (decrease) in net assets	149,005	105,341	80,947	174,517	102,786	133,483	415,518
Net assets beginning of year	-	-	-	-	-	-	199,516

Net assets end of year	$149,005	$105,341	$80,947	$174,517	$102,786	$133,483	$615,034

Undistributed (excess of distributions over) net investment income	$1,893	$2,372	$419	$1,730	$1,241	$1,268	$7,819

¹Share transactions
Shares sold
Class A	15,779	11,730	7,976	17,903	10,269	12,377	30,872
Class B	1	8	2	2	2	2	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	209
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(1,438)	(1,656)	(716)	(1,200)	(799)	(627)	(3,813)
Class B	-	-	-	-	-	-	-

Net increase (decrease)
Class A	14,341	10,074	7,260	16,703	9,470	11,750	27,268

Class B	1	8	2	2	2	2	-

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$141,889	$108,845	$74,385	$161,578	$96,547	$125,023	$372,986
Proceeds from sales of securities	3,207	2,433	1,362	-	1,233	-	10,155

(a)	Period from May 3, 2010 (commencement of operations)

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

Operations	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/ BlackRock Commodity Securities Fund		JNL/ BlackRock Global Allocation Fund (a)	JNL/ Capital Guardian Global Balanced Fund		JNL/ Capital Guardian Global Diversified Research Fund
Net investment income (loss)	$10,133	$12,244	$6,622	$6,176		$2,078	$5,067		$3,684
Net realized gain (loss)	1,829	2,771	3,076	50,319		(3)	(944)		3,919
Net change in unrealized appreciation (depreciation)	84,551	102,316	69,635	80,009		1,380	25,242		36,578

Net increase (decrease) in net assets from operations	96,513	117,331	79,333	136,504		3,455	29,365		44,181

Distributions to shareholders
From net investment income
Class A	(4,331)	(5,229)	(3,056)	(2,641)		-	(3,456)		(2,798)
Class B	-	-	-	(2)		-	(5)		(2)
From net realized gains
Class A	(723)	(1,476)	(1,793)	-		-	-		-
Class B	-	-	-	-		-	-		-

Total distributions to shareholders	(5,054)	(6,705)	(4,849)	(2,643)		-	(3,461)		(2,800)

Share transactions¹
Proceeds from the sale of shares
Class A	563,434	713,332	527,728	513,422		181,274	131,332		211,622
Class B	-	-	-	285		18	62		205
Reinvestment of distributions
Class A	5,054	6,705	4,849	2,641		-	3,456		2,798
Class B	-	-	-	2		-	5		2
Cost of shares redeemed
Class A	(83,007)	(114,556)	(108,464)	(290,691)		(5,167)	(81,872)		(151,444)
Class B	-	-	-	(234)		-	(90)		(262)

Net increase (decrease) in net assets from share transactions	485,481	605,481	424,113	225,425		176,125	52,893		62,921

Net increase (decrease) in net assets	576,940	716,107	498,597	359,286		179,580	78,797		104,302
Net assets beginning of year	308,516	361,516	229,813	641,646		-	280,217		332,906

Net assets end of year	$885,456	$1,077,623	$728,410	$1,000,932		$179,580	$359,014		$437,208

Undistributed (excess of distributions over) net investment income	$10,500	$12,800	$7,039	$5,979		$2,078	$3,863		$2,921

¹Share transactions
Shares sold
Class A	41,230	50,645	36,186	54,520		17,866	14,856		10,087
Class B	-	-	-	31		2	7		9
Reinvestment of distributions
Class A	342	442	309	250		-	370		123
Class B	-	-	-	-		-	-		-
Shares redeemed
Class A	(6,049)	(8,156)	(7,614)	(32,082)		(514)	(9,301)		(7,297)
Class B	-	-	-	(25)		-	(10)		(12)

Net increase (decrease)
Class A	35,523	42,931	28,881	22,688		17,352	5,925		2,913

Class B	-	-	-	6		2	(3)		(3)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$505,239	$626,063	$448,670	$655,820	(b)	$181,946	$212,461	(c)	$169,628
Proceeds from sales of securities	13,897	13,842	21,849	652,013	(b)	3,676	159,492	(c)	104,141

(a)	Period from October 11, 2010 (commencement of operations)
(b)	Amount includes $62,008 and $123,976 of purchases and sales, respectively, of U.S. Government Securities.
(c)	Amount includes $24,828 and $20,653 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

Operations	JNL/ Capital Guardian U.S. Growth Equity Fund	JNL/ Eagle Core Equity Fund	JNL/ Eagle SmallCap Equity Fund	JNL/ Franklin Templeton Founding Strategy Fund	JNL/ Franklin Templeton Global Growth Fund	JNL/ Franklin Templeton Income Fund	JNL/ Franklin Templeton International Small Cap Growth Fund
Net investment income (loss)	$1,464	$1,253	$(630)	$15,760	$5,635	$44,723	$3,370
Net realized gain (loss)	(1,485)	1,930	24,065	(8,814)	(6,204)	2,903	14,841
Net change in unrealized appreciation (depreciation)	98,995	18,111	99,113	87,147	31,766	59,043	14,473

Net increase (decrease) in net assets from operations	98,974	21,294	122,548	94,093	31,197	106,669	32,684

Distributions to shareholders
From net investment income
Class A	(1,990)	(509)	(679)	(27,416)	(5,696)	(34,996)	(2,197)
Class B	(1)	-	(1)	-	(4)	(12)	(2)
From net realized gains
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-

Total distributions to shareholders	(1,991)	(509)	(680)	(27,416)	(5,700)	(35,008)	(2,199)

Share transactions¹		203,409
Proceeds from the sale of shares
Class A	564,155	189,640	361,575	290,256	297,645	579,705	110,117
Class B	52	31	258	-	92	242	91
Reinvestment of distributions
Class A	1,990	509	679	27,416	5,696	34,996	2,197
Class B	1	-	1	-	4	12	2
Cost of shares redeemed
Class A	(323,335)	(91,706)	(174,060)	(185,127)	(228,869)	(352,773)	(72,950)
Class B	(165)	(17)	(87)	-	(48)	(327)	(159)

Net increase (decrease) in net assets from share transactions	242,698	98,457	188,366	132,545	74,520	261,855	39,298

Net increase (decrease) in net assets	339,681	119,242	310,234	199,222	100,017	333,516	69,783
Net assets beginning of year	555,288	84,286	279,696	838,759	375,724	728,624	144,222

Net assets end of year	$894,969	$203,528	$589,930	$1,037,981	$475,741	$1,062,140	$214,005

Undistributed (excess of distributions over) net investment income	$1,458	$1,252	$92	$15,748	$4,626	$49,325	$3,211

¹Share transactions
Shares sold
Class A	29,708	28,500	19,550	34,685	39,433	59,467	15,340
Class B	3	4	14	-	12	26	12
Reinvestment of distributions
Class A	96	71	31	3,151	714	3,513	273
Class B	-	-	-	-	-	2	-
Shares redeemed
Class A	(17,037)	(13,649)	(9,950)	(22,211)	(30,477)	(36,219)	(10,447)
Class B	(8)	(3)	(5)	-	(6)	(35)	(22)

Net increase (decrease)
Class A	12,767	14,922	9,631	15,625	9,670	26,761	5,166

Class B	(5)	1	9	-	6	(7)	(10)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$427,947	$173,575	$360,706	$148,727	$88,818	$537,457	$298,982
Proceeds from sales of securities	224,843	74,804	179,309	27,822	18,899	265,825	258,454

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

Operations	JNL/ Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund		JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund
Net investment income (loss)	$14,955	$1,114	$22,094		$24,102	$2,143	$175	$10,895
Net realized gain (loss)	3,429	3,493	25,359		31,988	35,671	2,746	43,997
Net change in unrealized appreciation (depreciation)	38,261	49,341	16,801		18,046	48,330	6,451	26,876

Net increase (decrease) in net assets from operations	56,645	53,948	64,254		74,136	86,144	9,372	81,768

Distributions to shareholders
From net investment income
Class A	(115)	(1,042)	(24,868)		(6,416)	(2,164)	(670)	(22,616)
Class B	-	(2)	(6)		(4)	(49)	(1)	(21)
From net realized gains
Class A	-	-	(11,209)		(1,607)	-	-	-
Class B	-	-	(3)		(1)	-	-	-

Total distributions to shareholders	(115)	(1,044)	(36,086)		(8,028)	(2,213)	(671)	(22,637)

Share transactions¹		1,111
Proceeds from the sale of shares
Class A	357,200	158,344	640,870		741,867	323,668	61,227	396,818
Class B	121	204	88		258	3,381	46	340
Reinvestment of distributions
Class A	115	1,042	36,077		8,023	2,164	670	22,616
Class B	-	2	9		5	49	1	21
Cost of shares redeemed
Class A	(242,673)	(85,606)	(431,437)		(246,113)	(186,638)	(45,657)	(160,271)
Class B	(82)	(116)	(105)		(57)	(1,189)	(37)	(222)

Net increase (decrease) in net assets from share transactions	114,681	73,870	245,502		503,983	141,435	16,250	259,302

Net increase (decrease) in net assets	171,211	126,774	273,670		570,091	225,366	24,951	318,433

Net assets beginning of year	423,854	167,826	782,989		193,243	280,725	90,453	343,355

Net assets end of year	$595,065	$294,600	$1,056,659		$763,334	$506,091	$115,404	$661,788

Undistributed (excess of distributions over) net investment income	$18,020	$1,111	$21,079		$35,962	$1,353	$159	$7,115

¹Share transactions
Shares sold
Class A	45,295	16,583	51,975		57,956	34,724	8,151	49,969
Class B	15	21	7		20	357	6	44
Reinvestment of distributions
Class A	14	96	3,012		599	209	84	2,768
Class B	-	-	1		-	5	-	3
Shares redeemed
Class A	(30,825)	(9,202)	(34,956)		(18,889)	(20,229)	(6,078)	(20,477)
Class B	(10)	(12)	(9)		(5)	(129)	(4)	(28)

Net increase (decrease)
Class A	14,484	7,477	20,031		39,666	14,704	2,157	32,260

Class B	5	9	(1)		15	233	2	19

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$256,385	$88,809	$9,427,621	(a)	$977,811	$439,186	$641,188	$567,241
Proceeds from sales of securities	142,778	18,206	9,128,533	(a)	644,211	303,671	625,502	319,836

(a)	Amounts include $3,213,974 and $3,286,679 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

Operations	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/ Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
Net investment income (loss)	$5,627	$1,640	$(566)	$5,274	$8,955	$(342)	$30,023
Net realized gain (loss)	(11,694)	48,760	4,743	(67,481)	(9,084)	19,442	1,120
Net change in unrealized appreciation (depreciation)	65,852	78,996	23,466	143,012	38,945	24,887	23,731

Net increase (decrease) in net assets from operations	59,785	129,396	27,643	80,805	38,816	43,987	54,874

Distributions to shareholders
From net investment income
Class A	(3,869)	(2,185)	-	(36)	(14,917)	-	(24,715)
Class B	(4)	(3)	-	-	(15)	-	(15)
From net realized gains
Class A	-	-	-	(62)	-	-	-
Class B	-	-	-	-	-	-	-

Total distributions to shareholders	(3,873)	(2,188)	-	(98)	(14,932)	-	(24,730)

Share transactions¹
Proceeds from the sale of shares
Class A	333,210	509,847	86,237	889,730	303,457	84,684	699,247
Class B	169	324	221	185	253	112	185
Reinvestment of distributions
Class A	3,869	2,185	-	98	14,917	-	24,715
Class B	4	3	-	-	15	-	15
Cost of shares redeemed
Class A	(236,531)	(352,339)	(56,599)	(191,728)	(284,010)	(59,945)	(528,761)
Class B	(121)	(258)	(39)	(124)	(261)	(71)	(269)

Net increase (decrease) in net assets from share transactions	100,600	159,762	29,820	698,161	34,371	24,780	195,132

Net increase (decrease) in net assets	156,512	286,970	57,463	778,868	58,255	68,767	225,276

Net assets beginning of year	431,981	624,743	92,950	196,977	549,690	163,804	693,581

Net assets end of year	$588,493	$911,713	$150,413	$975,845	$607,945	$232,571	$918,857

Undistributed (excess of distributions over) net investment income	$4,486	$1,496	$32	$3,233	$14,217	$(7)	$30,277

¹Share transactions
Shares sold
Class A	35,490	45,676	7,857	84,976	43,412	4,922	53,216
Class B	18	30	20	18	36	6	14
Reinvestment of distributions
Class A	382	177	-	9	2,010	-	1,932
Class B	-	-	-	-	2	-	1
Shares redeemed
Class A	(25,526)	(31,567)	(5,285)	(18,547)	(41,273)	(3,583)	(40,110)
Class B	(13)	(23)	(3)	(13)	(37)	(4)	(20)

Net increase (decrease)
Class A	10,346	14,286	2,572	66,438	4,149	1,339	15,038

Class B	5	7	17	5	1	2	(5)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$242,086	$1,305,364	$67,792	$1,045,700	$389,566	$174,226	$258,809	(a	)
Proceeds from sales of securities	139,843	1,151,812	38,248	492,613	356,318	150,280	77,261	(a	)

(a)	Amount includes $236,087 and $70,834 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

Operations	JNL/Lazard Emerging Markets Fund	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital Management 10 X 10 Fund	JNL/Mellon Capital Management Index 5 Fund	JNL/Mellon Capital Management European 30 Fund
Net investment income (loss)	$16,975	$1,474	$402	$135	$4,058	$4,063	$554
Net realized gain (loss)	58,682	16,282	981	1,075	(7,881)	(5,453)	561
Net change in unrealized appreciation (depreciation)	123,607	19,532	35,524	2,218	38,610	42,730	(1,057)

Net increase (decrease) in net assets from operations	199,264	37,288	36,907	3,428	34,787	41,340	58

Distributions to shareholders
From net investment income
Class A	(5,660)	(932)	(1,034)	(105)	(4,451)	(2,898)	(11)
Class B	(5)	(1)	(1)	(1)	-	-	-
From net realized gains
Class A	-	-	(622)	(339)	(116)	(219)	(84)
Class B	-	-	-	(1)	-	-	(1)

Total distributions to shareholders	(5,665)	(933)	(1,657)	(446)	(4,567)	(3,117)	(96)

Share transactions¹
Proceeds from the sale of shares
Class A	890,442	93,010	217,316	19,707	76,226	147,178	17,977
Class B	514	61	43	8	-	-	17
Reinvestment of distributions
Class A	5,660	932	1,656	444	4,567	3,117	95
Class B	5	1	1	2	-	-	1
Cost of shares redeemed
Class A	(438,419)	(80,943)	(88,510)	(10,631)	(47,962)	(60,988)	(13,051)
Class B	(409)	(84)	(110)	(2)	-	-	(8)

Net increase (decrease) in net assets from share transactions	457,793	12,977	130,396	9,528	32,831	89,307	5,031

Net increase (decrease) in net assets	651,392	49,332	165,646	12,510	63,051	127,530	4,993

Net assets beginning of year	736,637	164,897	29,868	17,428	194,494	204,951	13,366

Net assets end of year	$1,388,029	$214,229	$195,514	$29,938	$257,545	$332,481	$18,359

Undistributed (excess of distributions over) net investment income	$13,588	$1,469	$(626)	$(1)	$4,078	$4,118	$452

¹Share transactions
Shares sold
Class A	82,378	9,078	17,502	1,692	10,177	16,864	1,628
Class B	49	5	3	1	-	-	2
Reinvestment of distributions
Class A	482	83	114	36	564	329	8
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(42,006)	(8,106)	(6,993)	(905)	(6,461)	(7,064)	(1,220)
Class B	(39)	(8)	(8)	-	-	-	(1)

Net increase (decrease)
Class A	40,854	1,055	10,623	823	4,280	10,129	416

Class B	10	(3)	(5)	1	-	-	1

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$665,780	$148,313	$146,091	$20,264	$49,698	$115,811	$21,140
Proceeds from sales of securities	213,623	140,017	21,548	10,324	17,092	24,832	15,656

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

Operations	JNL/Mellon Capital Management Pacific Rim 30 Fund	JNL/Mellon Capital Management S&P 500 Index Fund	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	JNL/Mellon Capital Management Small Cap Index Fund	JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital Management Bond Index Fund			JNL/Mellon Capital Management Global Alpha Fund
Net investment income (loss)	$853	$16,642	$3,479	$5,158	$19,412	$31,057			$(1,545)
Net realized gain (loss)	2,045	7,352	20,132	8,293	(4,444)	2,851			8,336
Net change in unrealized appreciation (depreciation)	570	138,699	106,293	125,788	57,840	21,145			1,335

Net increase (decrease) in net assets from operations	3,468	162,693	129,904	139,239	72,808	55,053			8,126

Distributions to shareholders
From net investment income
Class A	-	(16,148)	(3,900)	(3,973)	(18,765)	(32,959)			-
Class B	-	(173)	(41)	(34)	(410)	(76)			-
From net realized gains
Class A	(5)	(1,499)	(5,074)	-	-	(2,136)			(43)
Class B	-	(14)	(45)	-	-	(5)			-

Total distributions to shareholders	(5)	(17,834)	(9,060)	(4,007)	(19,175)	(35,176)			(43)

Share transactions¹
Proceeds from the sale of shares
Class A	38,421	750,051	310,004	350,676	605,120	896,319			187,156
Class B	45	4,752	2,706	2,939	8,016	1,206			83
Reinvestment of distributions
Class A	5	17,647	8,974	3,973	18,765	35,095			43
Class B	-	187	86	34	410	81			-
Cost of shares redeemed
Class A	(19,549)	(482,998)	(243,701)	(249,623)	(331,735)	(415,623)			(56,629)
Class B	(11)	(4,476)	(2,423)	(2,777)	(5,961)	(1,161)			(6)

Net increase (decrease) in net assets from share transactions	18,911	285,163	75,646	105,222	294,615	515,917			130,647

Net increase (decrease) in net assets	22,374	430,022	196,490	240,454	348,248	535,794			138,730

Net assets beginning of year	16,761	911,278	474,320	474,365	740,039	795,770			62,384

Net assets end of year	$39,135	$1,341,300	$670,810	$714,819	$1,088,287	$1,331,564			$201,114

Undistributed (excess of distributions over) net investment income	$892	$869	$3,583	$4,923	$2,574	$9,505			$1,170

¹Share transactions
Shares sold
Class A	3,256	77,940	25,510	32,370	52,262	75,467			18,459
Class B	4	490	221	277	655	99			8
Reinvestment of distributions
Class A	-	1,697	659	321	1,525	3,028			4
Class B	-	18	6	2	32	7			-
Shares redeemed
Class A	(1,667)	(50,160)	(20,294)	(23,289)	(28,959)	(34,873)			(5,569)
Class B	(1)	(460)	(200)	(261)	(491)	(95)			-

Net increase (decrease)
Class A	1,589	29,477	5,875	9,402	24,828	43,622			12,894

Class B	3	48	27	18	196	11			8

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$41,173	$324,025	$132,619	$185,809	$289,589	$1,520,827	(a	)	$-
Proceeds from sales of securities	21,444	23,426	62,502	77,490	14,276	1,006,541	(a	)	-

(a)	Amounts include $979,714 and $578,615 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

Operations	JNL/ Oppenheimer Global Growth Fund	JNL/PAM Asia ex-Japan Fund	JNL/PAM China-India Fund	JNL/PIMCO Real Return Fund			JNL/PIMCO Total Return Bond Fund			JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund
Net investment income (loss)	$3,224	$446	$1,272	$20,742			$59,789			$55,424	$144
Net realized gain (loss)	(1,575)	11,529	18,845	83,465			89,455			24,259	4,635
Net change in unrealized appreciation (depreciation)	48,732	7,148	17,739	351			42,385			24,915	6,593

Net increase (decrease) in net assets from operations	50,381	19,123	37,856	104,558			191,629			104,598	11,372

Distributions to shareholders
From net investment income
Class A	(2,816)	(140)	-	(23,351)			(66,700)			(54,449)	(2)
Class B	(5)	-	-	(4)			(334)			(438)	-
From net realized gains
Class A	-	-	(3,486)	(33,407)			(121,072)			-	-
Class B	-	-	(3)	(5)			(561)			-	-

Total distributions to shareholders	(2,821)	(140)	(3,489)	(56,767)			(188,667)			(54,887)	(2)

Share transactions¹
Proceeds from the sale of shares
Class A	175,167	108,211	282,213	1,234,087			2,118,433			697,735	102,497
Class B	114	81	274	317			6,025			3,520	78
Reinvestment of distributions
Class A	2,816	140	3,486	56,758			187,772			54,449	2
Class B	5	-	3	9			895			438	-
Cost of shares redeemed
Class A	(113,802)	(84,935)	(168,527)	(733,626)			(1,409,108)			(467,766)	(47,568)
Class B	(87)	(57)	(218)	(315)			(5,410)			(2,889)	(72)

Net increase (decrease) in net assets from share transactions	64,213	23,440	117,231	557,230			898,607			285,487	54,937

Net increase (decrease) in net assets	111,773	42,423	151,598	605,021			901,569			335,198	66,307

Net assets beginning of year	290,479	108,410	233,736	1,190,065			2,362,580			572,502	20,112

Net assets end of year	$402,252	$150,833	$385,334	$1,795,086			$3,264,149			$907,700	$86,419

Undistributed (excess of distributions over) net investment income	$2,774	$357	$1,156	$21,452			$14,311			$3,530	$144

¹Share transactions
Shares sold
Class A	18,487	12,793	34,097	101,200			164,806			106,216	11,079
Class B	12	9	34	27			448			492	8
Reinvestment of distributions
Class A	273	15	398	4,778			15,442			8,262	-
Class B	-	-	-	1			69			60	-
Shares redeemed
Class A	(12,134)	(10,596)	(21,640)	(60,012)			(109,862)			(71,615)	(5,434)
Class B	(9)	(6)	(28)	(26)			(398)			(406)	(8)

Net increase										-
Class A	6,626	2,212	12,855	45,966			70,386			42,863	5,645

Class B	3	3	6	2			119			146	-

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$144,405	$107,162	$205,917	$11,650,705	(a	)	$15,336,618	(b	)	$708,500	$90,569
Proceeds from sales of securities	82,498	82,516	105,942	10,943,193	(a	)	12,963,538	(b	)	442,150	35,933

(a)	Amounts include $11,159,339 and $10,561,022 of purchases and sales, respectively, of U.S. Government Securities.
(b)	Amounts include $7,951,562 and $6,640,461 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/PPM			JNL/S&P	JNL/S&P	JNL/S&P
	America	JNL/PPM	JNL/Red Rocks	Managed	Managed	Managed	JNL/S&P
	Small Cap	America Value	Listed Private	Conservative	Moderate	Moderate	Managed
	Value Fund	Equity Fund	Equity Fund	Fund	Fund	Growth Fund	Growth Fund
Operations
Net investment income (loss)	$144	$1,301	$3,008	$13,258	$18,302	$25,803	$12,800
Net realized gain (loss)	3,975	6,712	18,049	8,400	(5,179)	(2,932)	(26,280)
Net change in unrealized appreciation (depreciation)	5,218	8,145	83,644	45,561	133,910	274,473	288,389

Net increase (decrease) in net assets from operations	9,337	16,158	104,701	67,219	147,033	297,344	274,909

Distributions to shareholders
From net investment income
Class A	(80)	(1,221)	(1,034)	(20,853)	(28,187)	(30,938)	(17,998)
Class B	(13)	(3)	-	-	-	-	-
From net realized gains
Class A	(2,962)	-	(3,317)	-	-	-	-
Class B	(296)	-	(1)	-	-	-	-

Total distributions to shareholders	(3,351)	(1,224)	(4,352)	(20,853)	(28,187)	(30,938)	(17,998)

Share transactions¹
Proceeds from the sale of shares
Class A	70,253	48,836	462,973	537,778	770,760	1,248,698	786,950
Class B	3,747	334	193	-	-	-	-
Reinvestment of distributions
Class A	3,042	1,221	4,351	20,853	28,187	30,938	17,998
Class B	309	3	1	-	-	-	-
Cost of shares redeemed
Class A	(32,810)	(44,992)	(148,454)	(249,387)	(274,030)	(459,835)	(400,802)
Class B	(2,706)	(713)	(157)	-	-	-	-

Net increase (decrease) in net assets from share transactions	41,835	4,689	318,907	309,244	524,917	819,801	404,146

Net increase (decrease) in net assets	47,821	19,623	419,256	355,610	643,763	1,086,207	661,057

Net assets beginning of year	19,711	94,335	224,029	623,958	1,021,335	1,774,984	1,479,759

Net assets end of year	$67,532	$113,958	$643,285	$979,568	$1,665,098	$2,861,191	$2,140,816

Undistributed (excess of distributions over) net investment income	$54	$1,298	$3,650	$9,963	$15,493	$36,428	$17,358

¹Share transactions
Shares sold
Class A	7,561	4,474	52,978	49,885	70,836	113,682	77,548
Class B	408	29	23	-	-	-	-
Reinvestment of distributions
Class A	306	103	443	1,897	2,477	2,624	1,610
Class B	31	-	-	-	-	-	-
Shares redeemed
Class A	(3,701)	(4,178)	(17,431)	(23,102)	(25,189)	(42,151)	(39,951)
Class B	(290)	(62)	(19)	-	-	-	-

Net increase
Class A	4,166	399	35,990	28,680	48,124	74,155	39,207

Class B	149	(33)	4	-	-	-	-

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$66,358	$41,014	$391,986	$423,532	$642,620	$1,015,444	$609,919
Proceeds from sales of securities	27,932	35,725	92,954	71,566	68,078	123,378	119,858

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/S&P	JNL/S&P	JNL/S&P
	Managed	Disciplined	Disciplined	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P
	Aggressive	Moderate	Moderate	Disciplined	Competitive	Dividend Income	Intrinsic
	Growth Fund	Fund	Growth Fund	Growth Fund	Advantage Fund	& Growth Fund	Value Fund
Operations
Net investment income (loss)	$4,928	$4,792	$4,624	$1,713	$3,574	$10,482	$4,295
Net realized gain (loss)	(16,731)	(6,331)	(7,304)	842	31,721	17,941	38,315
Net change in unrealized appreciation (depreciation)	120,981	30,788	41,943	11,263	(3,418)	28,373	(5,059)

Net increase (decrease) in net assets from operations	109,178	29,249	39,263	13,818	31,877	56,796	37,551

Distributions to shareholders
From net investment income
Class A	(4,942)	(2,774)	(3,418)	(1,410)	(2,218)	(4,709)	(2,231)
Class B	-	-	-	-	(1)	(2)	(1)
From net realized gains
Class A	-	-	-	-	(10,989)	(16,446)	(30,955)
Class B	-	-	-	-	(2)	(6)	(10)

Total distributions to shareholders	(4,942)	(2,774)	(3,418)	(1,410)	(13,210)	(21,163)	(33,197)

Share transactions¹
Proceeds from the sale of shares
Class A	283,174	222,980	204,344	63,794	185,820	306,563	231,383
Class B	-	-	-	-	19	207	265
Reinvestment of distributions
Class A	4,942	2,774	3,418	1,410	13,207	21,155	33,186
Class B	-	-	-	-	3	8	11
Cost of shares redeemed
Class A	(186,556)	(74,251)	(73,880)	(20,999)	(176,354)	(161,792)	(195,888)
Class B	-	-	-	-	(16)	(232)	(280)

Net increase (decrease) in net assets from share transactions	101,560	151,503	133,882	44,205	22,679	165,909	68,677

Net increase (decrease) in net assets	205,796	177,978	169,727	56,613	41,346	201,542	73,031

Net assets beginning of year	582,868	168,455	206,365	80,863	254,745	239,550	246,686

Net assets end of year	$788,664	$346,433	$376,092	$137,476	$296,091	$441,092	$319,717

Undistributed (excess of distributions over) net investment income	$5,559	$5,554	$5,070	$1,787	$3,572	$10,367	$4,294

¹Share transactions
Shares sold
Class A	25,933	24,318	24,521	8,108	18,201	32,831	22,688
Class B	-	-	-	-	2	23	25
Reinvestment of distributions
Class A	406	286	382	168	1,246	2,206	3,359
Class B	-	-	-	-	-	1	1
Shares redeemed
Class A	(17,261)	(8,277)	(9,009)	(2,719)	(17,375)	(17,417)	(19,275)
Class B	-	-	-	-	(1)	(25)	(27)

Net increase
Class A	9,078	16,327	15,894	5,557	2,072	17,620	6,772

Class B	-	-	-	-	1	(1)	(1)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$206,231	$218,125	$221,908	$75,724	$215,618	$274,054	$329,688
Proceeds from sales of securities	69,440	51,077	72,085	27,690	202,188	119,096	288,499

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

						JNL/T. Rowe	JNL/T. Rowe
	JNL/S&P		JNL/Select	JNL/Select		Price	Price
	Total	JNL/S&P 4	Balanced	Money	JNL/Select	Established	Mid-Cap
	Yield Fund	Fund	Fund	Market Fund	Value Fund	Growth Fund	Growth Fund
Operations
Net investment income (loss)	$4,142	$6,453	$17,816	$-	$12,344	$(1,139)	$116
Net realized gain (loss)	18,842	41,174	30,137	6	29,547	10,801	53,310
Net change in unrealized appreciation (depreciation)	(2,417)	47,764	63,421	-	88,641	199,852	220,625

Net increase (decrease) in net assets from operations	20,567	95,391	111,374	6	130,532	209,514	274,051

Distributions to shareholders
From net investment income
Class A	(1,966)	-	(13,924)	(22)	(9,433)	(518)	(2,006)
Class B	(1)	-	(12)	-	(158)	(45)	(104)
From net realized gains
Class A	(5,597)	(559)	-	-	-	-	(26,025)
Class B	(1)	-	-	-	-	-	(723)

Total distributions to shareholders	(7,565)	(559)	(13,936)	(22)	(9,591)	(563)	(28,858)

Share transactions¹
Proceeds from the sale of shares
Class A	213,276	337,075	649,943	980,495	634,322	790,504	632,488
Class B	94	-	356	5,729	3,298	5,179	7,021
Reinvestment of distributions
Class A	7,563	559	13,924	22	9,433	518	28,031
Class B	2	-	12	-	158	45	827
Cost of shares redeemed
Class A	(165,690)	(215,926)	(207,915)	(1,415,005)	(386,536)	(435,469)	(352,320)
Class B	(81)	-	(274)	(5,754)	(2,524)	(4,955)	(5,545)

Net increase (decrease) in net assets from share transactions	55,164	121,708	456,046	(434,513)	258,151	355,822	310,502

Net increase (decrease) in net assets	68,166	216,540	553,484	(434,529)	379,092	564,773	555,695

Net assets beginning of year	213,036	627,405	737,719	1,147,781	776,233	946,856	849,266

Net assets end of year	$281,202	$843,945	$1,291,203	$713,252	$1,155,325	$1,511,629	$1,404,961

Undistributed (excess of distributions over) net investment income	$4,140	$45,475	$18,303	$(24)	$12,301	$(35)	$(2,016)

¹Share transactions
Shares sold
Class A	22,554	33,956	41,987	980,495	39,952	42,408	24,104
Class B	10	-	22	5,729	205	280	271
Reinvestment of distributions
Class A	792	52	862	22	557	25	952
Class B	-	-	1	-	9	2	28
Shares redeemed
Class A	(17,898)	(21,977)	(13,478)	(1,415,005)	(24,426)	(23,316)	(13,670)
Class B	(9)	-	(17)	(5,754)	(158)	(266)	(214)

Net increase (decrease)
Class A	5,448	12,031	29,371	(434,488)	16,083	19,117	11,386

Class B	1	-	6	(25)	56	16	85

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$261,736	$238,909	$1,290,355 (a)	$87,200 (b)	$484,374	$752,527	$525,172
Proceeds from sales of securities	210,196	70,812	852,952 (a)	92,777 (b)	226,029	405,692	260,525

(a)	Amounts include $195,225 and $149,833 of purchases and sales, respectively, of U.S. Government Securities.
(b)	Amounts include $56,971 and $68,971 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/T. Rowe
	Price Short-	JNL/T. Rowe
	Term Bond	Price
	Fund	Value Fund
Operations
Net investment income (loss)	$12,939	$17,758
Net realized gain (loss)	(704)	360
Net change in unrealized appreciation (depreciation)	6,379	127,179

Net increase (decrease) in net assets from operations	18,614	145,297

Distributions to shareholders
From net investment income
Class A	(9,874)	(9,950)
Class B	(1)	(6)
From net realized gains
Class A	-	-
Class B	-	-

Total distributions to shareholders	(9,875)	(9,956)

Share transactions¹
Proceeds from the sale of shares
Class A	777,055	677,873
Class B	181	220
Reinvestment of distributions
Class A	9,874	9,950
Class B	1	6
Cost of shares redeemed
Class A	(407,604)	(414,580)
Class B	(309)	(255)

Net increase (decrease) in net assets from share transactions	379,198	273,214

Net increase (decrease) in net assets	387,937	408,555

Net assets beginning of year	485,043	728,221

Net assets end of year	$872,980	$1,136,776

Undistributed (excess of distributions over) net investment income	$14,163	$17,730

¹Share transactions
Shares sold
Class A	78,433	69,177
Class B	18	21
Reinvestment of distributions
Class A	1,003	946
Class B	-	1
Shares redeemed
Class A	(41,040)	(42,343)
Class B	(31)	(26)

Net increase (decrease)
Class A	38,396	27,780

Class B	(13)	(4)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$741,122 (a)	$513,331
Proceeds from sales of securities	384,802 (a)	235,227

(a)	Amounts include $210,132 and $87,334 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2009

Operations	JNL Institutional Alt 20 Fund (a)	JNL Institutional Alt 35 Fund (a)	JNL Institutional Alt 50 Fund (a)	JNL Institutional Alt 65 Fund (a)	JNL/BlackRock Commodity Securities Fund	JNL/ Capital Guardian Global Balanced Fund	JNL/ Capital Guardian Global Diversified Research Fund
Net investment income (loss)	$2,705	$4,260	$5,131	$2,990	$3,410	$3,990	$2,167
Net realized gain (loss)	242	794	1,574	1,857	(98,798)	(27,982)	(41,649)
Net change in unrealized appreciation (depreciation)	8,997	17,516	17,922	10,341	249,014	68,222	109,226

Net increase (decrease) in net assets from operations	11,944	22,570	24,627	15,188	153,626	44,230	69,744

Distributions to shareholders
From net investment income
Class A	-	-	-	-	(4,270)	(5,555)	(4,295)
Class B	-	-	-	-	(4)	(9)	(5)
From net realized gains
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-

Total distributions to shareholders	-	-	-	-	(4,274)	(5,564)	(4,300)

Share transactions¹
Proceeds from the sale of shares
Class A	199,802	298,773	356,850	235,122	438,567	114,399	178,185 (b)
Class B	-	-	-	-	422	235	191 (b)
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	4,270	5,555	4,295
Class B	-	-	-	-	4	9	5
Cost of shares redeemed
Class A	(12,230)	(12,827)	(19,961)	(20,497)	(165,603)	(62,337)	(78,384)
Class B	-	-	-	-	(287)	(71)	(98)

Net increase (decrease) in net assets from share transactions	187,572	285,946	336,889	214,625	277,373	57,790	104,194

Net increase (decrease) in net assets	199,516	308,516	361,516	229,813	426,725	96,456	169,638

Net assets beginning of year	-	-	-	-	214,921	183,761	163,268

Net assets end of year	$199,516	$308,516	$361,516	$229,813	$641,646	$280,217	$332,906

Undistributed (excess of distributions over) net investment income	$2,749	$4,330	$5,229	$3,056	$2,536	$3,071	$2,000

¹Share transactions
Shares sold
Class A	16,682	24,301	28,185	17,990	55,480	14,311	9,514
Class B	-	-	-	-	54	28	10
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	465	632	208
Class B	-	-	-	-	1	1	-
Shares redeemed
Class A	(1,010)	(1,008)	(1,535)	(1,535)	(21,863)	(8,199)	(4,466)
Class B	-	-	-	-	(41)	(8)	(4)

Net increase (decrease)
Class A	15,672	23,293	26,650	16,455	34,082	6,744	5,256

Class B	-	-	-	-	14	21	6

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$192,833	$298,630	$360,201	$238,403	$553,211 (c)	$208,334 (d)	$269,821
Proceeds from sales of securities	2,476	8,298	18,020	20,683	379,145 (c)	158,946 (d)	178,580

(a)	Period from April 6, 2009 (commencement of operations)
(b)	Amount includes $4,094 for Class A and $4 for Class B received in a class action settlement.
(c)	Amount includes $102,657 and $10,067 of purchases and sales, respectively, of U.S. Government Securities.
(d)	Amount includes $18,592 and $14,646 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2009

Operations	JNL/Capital Guardian U.S. Growth Equity Fund	JNL/Eagle Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund
Net investment income (loss)	$1,987	$508	$678	$27,409	$4,411	$35,167	$525
Net realized gain (loss)	(53,049)	(4,024)	(16,530)	(19,615)	(20,493)	(35,898)	(11,506)
Net change in unrealized appreciation (depreciation)	164,017	20,688	82,194	172,514	95,128	157,994	42,382

Net increase (decrease) in net assets from operations	112,955	17,172	66,342	180,308	79,046	157,263	31,401

Distributions to shareholders
From net investment income
Class A	(673)	(841)	-	(449)	(5,599)	(38,686)	(1,563)
Class B	(1)	(1)	-	-	(3)	(22)	(3)
From net realized gains
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-

Total distributions to shareholders	(674)	(842)	-	(449)	(5,602)	(38,708)	(1,566)

Share transactions¹
Proceeds from the sale of shares
Class A	380,864	49,060	141,233	253,297	136,522	290,493	98,520
Class B	252	30	209	-	105	179	225
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	673	841	-	449	5,599	38,686	1,563
Class B	1	1	-	-	3	22	3
Cost of shares redeemed
Class A	(134,589)	(24,636)	(92,166)	(175,647)	(76,035)	(151,675)	(30,618)
Class B	(175)	(122)	(213)	-	(90)	(97)	(141)

Net increase (decrease) in net assets from share transactions	247,026	25,174	49,063	78,099	66,104	177,608	69,552

Net increase (decrease) in net assets	359,307	41,504	115,405	257,958	139,548	296,163	99,387

Net assets beginning of year	195,981	42,782	164,291	580,801	236,176	432,461	44,835

Net assets end of year	$555,288	$84,286	$279,696	$838,759	$375,724	$728,624	$144,222

Undistributed (excess of distributions over) net investment income	$1,985	$508	$676	$27,404	$4,814	$34,982	$459

¹Share transactions
Shares sold
Class A	23,918	8,449	10,659	35,998	20,526	34,115	16,053
Class B	15	5	15	-	17	21	35
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	36	129	-	55	742	4,196	227
Class B	-	-	-	-	-	2	-
Shares redeemed
Class A	(8,500)	(4,361)	(7,124)	(25,914)	(11,965)	(18,406)	(5,134)
Class B	(10)	(18)	(15)	-	(14)	(12)	(21)

Net increase (decrease)
Class A	15,454	4,217	3,535	10,139	9,303	19,905	11,146

Class B	5	(13)	-	-	3	11	14

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$432,361	$43,233	$182,856	$136,470	$82,118	$359,517	$95,204
Proceeds from sales of securities	183,673	19,574	132,564	31,392	13,688	224,260	35,100

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2009

Operations	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/ Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund
Net investment income (loss)	$4,574	$1,043	$24,995	$3,389	$2,446	$680	$5,732
Net realized gain (loss)	(40,846)	(4,734)	16,409	5,451	(19,531)	13,712	(12,501)
Net change in unrealized appreciation (depreciation)	114,677	39,541	42,144	5,514	75,527	5,946	74,282

Net increase (decrease) in net assets from operations	78,405	35,850	83,548	14,354	58,442	20,338	67,513

Distributions to shareholders
From net investment income
Class A	(13,019)	(1,068)	(31,680)	(150)	(2,397)	(569)	(6,177)
Class B	(9)	(2)	(10)	-	(63)	(1)	(8)
From net realized gains
Class A	-	-	(2,939)	-	-	-	-
Class B	-	-	(1)	-	-	-	-

Total distributions to shareholders	(13,028)	(1,070)	(34,630)	(150)	(2,460)	(570)	(6,185)

Share transactions¹
Proceeds from the sale of shares
Class A	172,726	91,804	339,012	177,813	160,445	108,225	193,414
Class B	183	195	131	113	5,703	49	257
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	13,019	1,068	34,619	150	2,397	569	6,177
Class B	9	2	11	-	63	1	8
Cost of shares redeemed
Class A	(83,452)	(46,420)	(204,572)	(28,066)	(76,420)	(80,109)	(63,093)
Class B	(119)	(141)	(112)	(41)	(2,149)	(22)	(248)

Net increase (decrease) in net assets from share transactions	102,366	46,508	169,089	149,969	90,039	28,713	136,515

Net increase (decrease) in net assets	167,743	81,288	218,007	164,173	146,021	48,481	197,843

Net assets beginning of year	256,111	86,538	564,982	29,070	134,704	41,972	145,512

Net assets end of year	$423,854	$167,826	$782,989	$193,243	$280,725	$90,453	$343,355

Undistributed (excess of distributions over) net investment income	$(2,614)	$1,041	$24,797	$5,800	$1,423	$670	$10,130

¹Share transactions
Shares sold
Class A	25,477	12,436	29,330	15,714	22,084	16,819	29,777
Class B	28	26	12	10	931	7	43
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	1,731	124	2,951	13	279	76	833
Class B	1	-	1	-	7	-	1
Shares redeemed
Class A	(12,807)	(6,499)	(18,035)	(2,485)	(10,893)	(11,831)	(10,142)
Class B	(19)	(20)	(10)	(3)	(310)	(4)	(41)

Net increase (decrease)
Class A	14,401	6,061	14,246	13,242	11,470	5,064	20,468

Class B	10	6	3	7	628	3	3

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$235,025	$39,513	$4,207,935 (a)	$171,680	$287,985	$623,525	$261,679
Proceeds from sales of securities	156,534	2,534	4,153,182 (a)	50,095	204,623	599,200	131,270

(a)	Amounts include $1,534,531 and $1,568,551 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2009

Operations	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/ Ivy Asset Strategy Fund (a)	JNL/JPMorgan International Value Fund	JNL/JPMorgan Midcap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
Net investment income (loss)	$4,663	$2,065	$(106)	$128	$9,085	$(297)	$25,308
Net realized gain (loss)	(44,638)	(30,614)	(598)	(2,250)	(59,511)	(20,432)	(1,365)
Net change in unrealized appreciation (depreciation)	136,861	138,511	19,603	3,725	162,738	65,912	(1,382)

Net increase (decrease) in net assets from operations	96,886	109,962	18,899	1,603	112,312	45,183	22,561

Distributions to shareholders
From net investment income
Class A	(6,883)	(1,465)	-	-	(19,862)	-	(17,134)
Class B	(7)	(2)	-	-	(21)	-	(14)
From net realized gains
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-

Total distributions to shareholders	(6,890)	(1,467)	-	-	(19,883)	-	(17,148)

Share transactions¹
Proceeds from the sale of shares
Class A	197,079 (b)	303,951	59,643	200,801	232,300	58,582	396,612
Class B	1,140 (b)	226	85	201	245	42	940
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	6,883	1,465	-	-	19,862	-	17,134
Class B	7	2	-	-	21	-	14
Cost of shares redeemed
Class A	(112,975)	(140,475)	(26,024)	(5,626)	(141,732)	(31,970)	(406,987)
Class B	(9,464)	(151)	(70)	(2)	(272)	(149)	(1,291)

Net increase (decrease) in net assets from share transactions	82,670	165,018	33,634	195,374	110,424	26,505	6,422

Net increase (decrease) in net assets	172,666	273,513	52,533	196,977	202,853	71,688	11,835

Net assets beginning of year	259,315	351,230	40,417	-	346,837	92,116	681,746

Net assets end of year	$431,981	$624,743	$92,950	$196,977	$549,690	$163,804	$693,581

Undistributed (excess of distributions over) net investment income	$2,774	$2,176	$22	$26	$14,697	$(5)	$24,719

¹Share transactions
Shares sold
Class A	24,272	32,611	6,848	19,460	36,818	4,488	31,731
Class B	160	24	9	19	39	3	72
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	752	139	-	-	2,801	-	1,365
Class B	1	-	-	-	3	-	1
Shares redeemed
Class A	(14,817)	(15,172)	(3,041)	(549)	(23,609)	(2,468)	(32,744)
Class B	(1,458)	(16)	(8)	-	(46)	(10)	(100)

Net increase (decrease)
Class A	10,207	17,578	3,807	18,911	16,010	2,020	352

Class B	(1,297)	8	1	19	(4)	(7)	(27)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$151,135	$418,014	$48,533	$182,298	$466,877	$118,248	$164,578 (c)
Proceeds from sales of securities	72,569	247,349	19,168	12,705	359,692	95,637	82,865 (c)

(a)	Period from September 28, 2009 (commencement of operations)
(b)	Amount includes $826 for Class A and $1 for Class B received in a class action settlement.
(c)	Amounts include $153,207 and $78,280 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2009

Operations	JNL/Lazard Emerging Markets Fund	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital Management 10 X 10 Fund	JNL/Mellon Capital Management Index 5 Fund	JNL/Mellon Capital Management European 30 Fund
Net investment income (loss)	$8,084	$1,147	$61	$82	$4,439	$2,875	$153
Net realized gain (loss)	(65,568)	(18,562)	114	259	(15,556)	(5,475)	514
Net change in unrealized appreciation (depreciation)	261,069	62,130	4,861	2,760	47,726	35,129	1,331

Net increase (decrease) in net assets from operations	203,585	44,715	5,036	3,101	36,609	32,529	1,998

Distributions to shareholders
From net investment income
Class A	(9,731)	(1,100)	(76)	(94)	(6,552)	(1,700)	(254)
Class B	(11)	(1)	(1)	(1)	-	-	(3)
From net realized gains
Class A	-	-	(144)	-	(6,382)	(1,937)	(571)
Class B	-	-	(1)	-	-	-	(6)

Total distributions to shareholders	(9,742)	(1,101)	(222)	(95)	(12,934)	(3,637)	(834)

Share transactions¹
Proceeds from the sale of shares
Class A	481,395	53,958	29,137	11,004	109,190	147,279	14,684
Class B	639	386	152	11	-	-	7
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	9,731	1,100	220	94	12,934	3,637	825
Class B	11	1	2	1	-	-	9
Cost of shares redeemed
Class A	(160,488)	(59,254)	(9,114)	(1,273)	(51,675)	(35,266)	(5,462)
Class B	(338)	(2,200)	(130)	-	-	-	(2)

Net increase (decrease) in net assets from share transactions	330,950	(6,009)	20,267	9,837	70,449	115,650	10,061

Net increase (decrease) in net assets	524,793	37,605	25,081	12,843	94,124	144,542	11,225

Net assets beginning of year	211,844	127,292	4,787	4,585	100,370	60,409	2,141

Net assets end of year	$736,637	$164,897	$29,868	$17,428	$194,494	$204,951	$13,366

Undistributed (excess of distributions over) net investment income	$4,989	$928	$8	$(8)	$4,449	$2,895	$(76)

[1]Share transactions
Shares sold
Class A	57,759	6,865	2,712	1,093	16,988	20,008	1,355
Class B	77	57	14	1	-	-	-
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	987	118	18	8	1,814	439	74
Class B	1	-	-	-	-	-	1
Shares redeemed
Class A	(20,848)	(7,929)	(868)	(124)	(7,975)	(4,864)	(497)
Class B	(40)	(344)	(11)	-	-	-	-

Net increase (decrease)
Class A	37,898	(946)	1,862	977	10,827	15,583	932

Class B	38	(287)	3	1	-	-	1

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$484,878	$101,301	$23,880	$12,217	$77,320	$124,183	$13,012
Proceeds from sales of securities	187,620	107,944	5,358	3,478	15,253	9,065	3,674

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2009

Operations	JNL/Mellon Capital Management Pacific Rim 30 Fund	JNL/Mellon Capital Management S&P 500 Index Fund	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	JNL/Mellon Capital Management Small Cap Index Fund	JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital Management Bond Index Fund	JNL/Mellon Capital Management Global Alpha Fund (a)
Net investment income (loss)	$169	$11,342	$4,728	$3,774	$12,363	$19,527	$(151)
Net realized gain (loss)	573	2,328	(3,695)	(19,156)	(447)	(75)	3
Net change in unrealized appreciation (depreciation)	1,634	158,392	117,279	120,377	131,672	9,023	(579)

Net increase (decrease) in net assets from operations	2,376	172,062	118,312	104,995	143,588	28,475	(727)

Distributions to shareholders
From net investment income
Class A	(195)	(11,083)	(4,488)	(3,292)	(15,267)	(19,791)	-
Class B	(2)	(149)	(51)	(32)	(411)	(67)	-
From net realized gains
Class A	(676)	-	-	(2,281)	(48)	(531)	-
Class B	(6)	-	-	(19)	(1)	(2)	-

Total distributions to shareholders	(879)	(11,232)	(4,539)	(5,624)	(15,727)	(20,391)	-

Share transactions¹
Proceeds from the sale of shares
Class A	17,843	419,298	194,952	185,703	372,062	570,482	67,200
Class B	16	4,296	2,561	2,009	12,456	1,618	110
Proceeds in connection with acquisition
Class A	-	94,890	-	63,228	-	-	-
Class B	-	259	-	171	-	-	-
Reinvestment of distributions
Class A	871	11,083	4,488	5,573	15,315	20,322	-
Class B	8	149	51	51	412	69	-
Cost of shares redeemed
Class A	(6,869)	(240,768)	(126,638)	(123,990)	(158,550)	(184,946)	(4,199)
Class B	(2)	(4,801)	(1,906)	(1,494)	(5,141)	(694)	-

Net increase (decrease) in net assets from share transactions	11,867	284,406	73,508	131,251	236,554	406,851	63,111

Net increase (decrease) in net assets	13,364	445,236	187,281	230,622	364,415	414,935	62,384

Net assets beginning of year	3,397	466,042	287,039	243,743	375,624	380,835	-

Net assets end of year	$16,761	$911,278	$474,320	$474,365	$740,039	$795,770	$62,384

Undistributed (excess of distributions over) net investment income	$(18)	$619	$4,045	$3,772	$3,094	$9,215	$147

¹Share transactions
Shares sold
Class A	1,663	52,379	20,952	22,046	35,696	49,872	6,723
Class B	1	558	289	242	1,348	139	11
Shares issued in connection with acquisition
Class A	-	12,047	-	8,656	-	-	-
Class B	-	33	-	23	-	-	-
Reinvestment of distributions
Class A	77	1,188	400	573	1,301	1,772	-
Class B	1	16	4	5	34	6	-
Shares redeemed
Class A	(608)	(30,260)	(14,100)	(14,694)	(15,598)	(16,298)	(421)
Class B	-	(618)	(207)	(170)	(536)	(60)	-

Net increase (decrease)
Class A	1,132	35,354	7,252	16,581	21,399	35,346	6,302

Class B	2	(11)	86	100	846	85	11

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$15,169	$302,812	$119,362	$173,230	$246,482	$922,816 (b)	$-
Proceeds from sales of securities	4,091	27,617	49,119	57,318	11,057	523,179 (b)	-

(a)	Period from September 28, 2009 (commencement of operations)
(b)	Amounts include $664,564 and $372,890 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2009

Operations	JNL/ Oppenheimer Global Growth Fund	JNL/PAM Asia ex-Japan Fund	JNL/PAM China-India Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund
Net investment income (loss)	$2,523	$236	$55	$23,049	$70,331	$32,474	$86
Net realized gain (loss)	(6,526)	836	10,363	102,884	62,666	(20,028)	(549)
Net change in unrealized appreciation (depreciation)	76,304	18,791	40,790	8,628	107,967	123,546	4,567

Net increase (decrease) in net assets from operations	72,301	19,863	51,208	134,561	240,964	135,992	4,104

Distributions to shareholders
From net investment income
Class A	(3,556)	(5)	-	(26,832)	(52,191)	(32,079)	(76)
Class B	(7)	-	-	(6)	(321)	(315)	-
From net realized gains
Class A	(14,477)	-	-	-	(55,522)	-	-
Class B	(25)	-	-	-	(322)	-	-

Total distributions to shareholders	(18,065)	(5)	-	(26,838)	(108,356)	(32,394)	(76)

Share transactions¹
Proceeds from the sale of shares
Class A	102,650	120,875	234,537	819,629	1,301,149	483,716	21,759
Class B	136	62	429	378	5,965	2,730	8
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	18,033	5	-	26,832	107,713	32,079	76
Class B	32	-	-	6	643	315	-
Cost of shares redeemed
Class A	(60,924)	(40,143)	(78,162)	(428,252)	(517,672)	(239,406)	(10,826)
Class B	(108)	(31)	(331)	(539)	(3,457)	(1,820)	(2)

Net increase (decrease) in net assets from share transactions	59,819	80,768	156,473	418,054	894,341	277,614	11,015

Net increase (decrease) in net assets	114,055	100,626	207,681	525,777	1,026,949	381,212	15,043

Net assets beginning of year	176,424	7,784	26,055	664,288	1,335,631	191,290	5,069

Net assets end of year	$290,479	$108,410	$233,736	$1,190,065	$2,362,580	$572,502	$20,112

Undistributed (excess of distributions over) net investment income	$2,177	$133	$(94)	$23,571	$13,156	$2,997	$2

¹Share transactions
Shares sold
Class A	12,284	17,242	36,231	74,128	107,536	89,094	3,236
Class B	16	8	62	34	471	474	1
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	1,990	1	-	2,311	8,793	5,275	9
Class B	4	-	-	1	50	47	-
Shares redeemed
Class A	(7,695)	(5,551)	(12,099)	(39,314)	(43,458)	(44,372)	(1,711)
Class B	(13)	(4)	(47)	(49)	(274)	(307)	-

Net increase						-
Class A	6,579	11,692	24,132	37,125	72,871	49,997	1,534

Class B	7	4	15	(14)	247	214	1

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$83,055	$97,816	$224,610	$10,624,029 (a)	$10,623,069 (b)	$433,423	$20,878
Proceeds from sales of securities	42,623	19,604	75,555	10,682,988 (a)	11,030,293 (b)	168,654	9,967

(a)	Amounts include $9,056,244 and $9,110,195 of purchases and sales, respectively, of U.S. Government Securities.
(b)	Amounts include $2,653,491 and $2,445,715 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2009

Operations	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund
Net investment income (loss)	$77	$1,223	$844	$13,360	$18,568	$27,055	$16,028
Net realized gain (loss)	(644)	(27,858)	2,887	(15,712)	(19,997)	(26,548)	(37,116)
Net change in unrealized appreciation (depreciation)	5,025	51,515	30,145	67,729	126,668	273,961	287,667

Net increase (decrease) in net assets from operations	4,458	24,880	33,876	65,377	125,239	274,468	266,579

Distributions to shareholders
From net investment income
Class A	(54)	(4,058)	(6,449)	(10,219)	(11,077)	(10,776)	(23,405)
Class B	(18)	(32)	(4)	-	-	-	-
From net realized gains
Class A	-	-	(322)	(5,948)	(11,102)	(40,252)	(44,252)
Class B	-	-	-	-	-	-	-

Total distributions to shareholders	(72)	(4,090)	(6,775)	(16,167)	(22,179)	(51,028)	(67,657)

Share transactions¹
Proceeds from the sale of shares
Class A	16,964	34,983	206,438	344,525	466,824	738,915	634,896
Class B	3,701	972	92	-	-	-	-
Proceeds in connection with acquisition
Class A	-	-	-	-	66,649	51,820	45,206
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	54	4,058	6,771	16,167	22,179	51,028	67,657
Class B	18	32	4	-	-	-	-
Cost of shares redeemed
Class A	(12,638)	(53,873)	(31,671)	(193,370)	(194,992)	(288,180)	(275,722)
Class B	(1,217)	(473)	(37)	-	-	-	-

Net increase (decrease) in net assets from share transactions	6,882	(14,301)	181,597	167,322	360,660	553,583	472,037

Net increase (decrease) in net assets	11,268	6,489	208,698	216,532	463,720	777,023	670,959

Net assets beginning of year	8,443	87,846	15,331	407,426	557,615	997,961	808,800

Net assets end of year	$19,711	$94,335	$224,029	$623,958	$1,021,335	$1,774,984	$1,479,759

Undistributed (excess of distributions over) net investment income	$3	$1,221	$(4,068)	$9,756	$15,205	$30,911	$17,970

¹Share transactions
Shares sold
Class A	2,378	4,183	28,778	34,656	47,654	75,284	70,313
Class B	625	110	12	-	-	-	-
Shares issued in connection with acquisition
Class A	-	-	-	-	6,456	4,985	4,691
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	7	392	844	1,560	2,124	4,823	6,932
Class B	2	3	1	-	-	-	-
Shares redeemed
Class A	(1,824)	(7,211)	(4,320)	(19,474)	(20,288)	(30,257)	(31,437)
Class B	(182)	(59)	(5)	-	-	-	-

Net increase
Class A	561	(2,636)	25,302	16,742	35,946	54,835	50,499

Class B	445	54	8	-	-	-	-

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$21,035	$46,689	$203,304	$195,704	$379,679	$563,493	$450,556
Proceeds from sales of securities	14,201	63,884	30,438	55,830	46,920	60,414	84,540

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2009

	JNL/S&P	JNL/S&P	JNL/S&P
	Managed	Disciplined	Disciplined	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P
	Aggressive	Moderate	Moderate	Disciplined	Competitive	Dividend Income	Intrinsic
	Growth Fund	Fund	Growth Fund	Growth Fund	Advantage Fund	& Growth Fund	Value Fund
Operations
Net investment income (loss)	$4,928	$2,753	$3,411	$1,408	$2,217	$4,710	$2,230
Net realized gain (loss)	(38,676)	(4,476)	(14,165)	(8,221)	32,235	19,690	59,957
Net change in unrealized appreciation (depreciation)	162,066	21,725	39,827	20,449	28,899	16,445	14,071

Net increase (decrease) in net assets from operations	128,318	20,002	29,073	13,636	63,351	40,845	76,258

Distributions to shareholders
From net investment income
Class A	(11,203)	(2,845)	(3,991)	(1,712)	(27)	(57)	(46)
Class B	-	-	-	-	-	-	-
From net realized gains
Class A	(17,264)	(1,066)	(2,254)	(992)	-	-	-
Class B	-	-	-	-	-	-	-

Total distributions to shareholders	(28,467)	(3,911)	(6,245)	(2,704)	(27)	(57)	(46)

Share transactions¹
Proceeds from the sale of shares
Class A	214,398	117,823	137,951	64,478	203,923	152,566	177,653
Class B	-	-	-	-	245	146	570
Proceeds in connection with acquisition
Class A	-	1,090	570	537	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	28,467	3,911	6,245	2,704	27	57	46
Class B	-	-	-	-	-	-	-
Cost of shares redeemed
Class A	(174,566)	(28,522)	(35,681)	(23,921)	(102,965)	(55,322)	(103,954)
Class B	-	-	-	-	(222)	(134)	(519)

Net increase (decrease) in net assets from share transactions	68,299	94,302	109,085	43,798	101,008	97,313	73,796

Net increase (decrease) in net assets	168,150	110,393	131,913	54,730	164,332	138,101	150,008

Net assets beginning of year	414,718	58,062	74,452	26,133	90,413	101,449	96,678

Net assets end of year	$582,868	$168,455	$206,365	$80,863	$254,745	$239,550	$246,686

Undistributed (excess of distributions over) net investment income	$4,931	$2,774	$3,418	$1,408	$2,217	$4,709	$2,231

¹Share transactions
Shares sold
Class A	22,539	14,212	18,845	9,454	24,661	21,138	23,337
Class B	-	-	-	-	28	19	65
Shares issued in connection with acquisition
Class A	-	146	89	91	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	2,709	439	775	357	2	6	5
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(18,923)	(3,471)	(5,171)	(3,466)	(12,186)	(7,997)	(13,612)
Class B	-	-	-	-	(25)	(18)	(59)

Net increase
Class A	6,325	11,326	14,538	6,436	12,477	13,147	9,730

Class B	-	-	-	-	3	1	6

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$111,737	$92,161	$111,220	$51,010	$275,870	$222,148	$314,981
Proceeds from sales of securities	86,826	11,330	18,692	11,766	173,641	120,973	240,647

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2009

								JNL/T. Rowe	JNL/T. Rowe
	JNL/S&P		JNL/Select		JNL/Select			Price	Price
	Total	JNL/S&P 4	Balanced		Money		JNL/Select	Established	Mid-Cap
	Yield Fund	Fund	Fund		Market Fund		Value Fund	Growth Fund	Growth Fund
Operations
Net investment income (loss)	$1,965	$(131)	$13,872		$2,068		$9,600	$849	$(1,511)
Net realized gain (loss)	40,287	(10,383)	(24,563)		-		(61,202)	(92,850)	(16,180)
Net change in unrealized appreciation (depreciation)	12,192	173,760	116,411		-		187,290	341,595	249,684

Net increase (decrease) in net assets from operations	54,444	163,246	105,720		2,068		135,688	249,594	231,993

Distributions to shareholders
From net investment income
Class A	(33)	(5,191)	(15,778)		(2,055)		(10,148)	(2,134)	-
Class B	-	-	(20)		(13)		(206)	(126)	-
From net realized gains
Class A	-	(5)	-		-		-	-	(136)
Class B	-	-	-		-		-	-	(4)
From return of capital
Class A	-	-	-		-		-	-	(281)
Class B	-	-	-		-		-	-	(10)

Total distributions to shareholders	(33)	(5,196)	(15,798)		(2,068)		(10,354)	(2,260)	(431)

Share transactions¹
Proceeds from the sale of shares
Class A	147,225	362,194	332,082		1,252,932		304,692	352,768	342,393
Class B	221	-	224		7,934		2,859	4,221	5,066
Proceeds in connection with acquisition
Class A	-	-	-		-		-	-	-
Class B	-	-	-		-		-	-	-
Reinvestment of distributions
Class A	33	5,196	15,778		2,055		10,148	2,134	417
Class B	-	-	20		13		206	126	14
Cost of shares redeemed
Class A	(92,265)	(163,218)	(155,903)		(1,454,529)		(160,319)	(258,030)	(169,644)
Class B	(278)	-	(171)		(7,898)		(2,388)	(3,069)	(3,537)

Net increase (decrease) in net assets from share transactions	54,936	204,172	192,030		(199,493)		155,198	98,150	174,709

Net increase (decrease) in net assets	109,347	362,222	281,952		(199,493)		280,532	345,484	406,271

Net assets beginning of year	103,689	265,183	455,767		1,347,274		495,701	601,372	442,995

Net assets end of year	$213,036	$627,405	$737,719		$1,147,781		$776,233	$946,856	$849,266

Undistributed (excess of distributions over) net investment income	$1,965	$(4)	$13,925		$(3)		$9,584	$539	$(16)

¹Share transactions
Shares sold
Class A	19,966	47,871	24,199		1,252,931		22,529	23,009	17,145
Class B	26	-	16		7,934		220	303	275
Shares issued in connection with acquisition
Class A	-	-	-		-		-	-	-
Class B	-	-	-		-		-	-	-
Reinvestment of distributions
Class A	3	547	1,049		2,055		663	120	18
Class B	-	-	1		13		13	7	1
Shares redeemed
Class A	(12,835)	(21,739)	(11,687)		(1,454,531)		(12,220)	(18,504)	(8,891)
Class B	(34)	-	(12)		(7,898)		(181)	(208)	(186)

Net increase (decrease)
Class A	7,134	26,679	13,561		(199,545)		10,972	4,625	8,272

Class B	(8)	-	5		49		52	102	90

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$247,940	$249,429	$586,212	(a)	$93,844	(b)	$383,098	$529,617	$329,090
Proceeds from sales of securities	191,272	50,560	423,934	(a)	28,355	(b)	234,591	420,991	180,890

(a)	Amounts include $129,427 and $76,181 of purchases and sales, respectively, of U.S. Government Securities.
(b)	Amounts include $68,035 and $20,000 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2009

	JNL/T. Rowe
	Price Short-		JNL/T. Rowe
	Term Bond		Price
	Fund		Value Fund
Operations
Net investment income (loss)	$9,706		$9,942
Net realized gain (loss)	(17,146)		(40,718)
Net change in unrealized appreciation (depreciation)	33,959		204,680

Net increase (decrease) in net assets from operations	26,519		173,904

Distributions to shareholders
From net investment income
Class A	(13,181)		(9,641)
Class B	(6)		(8)
From net realized gains
Class A	(4,268)		-
Class B	(2)		-

Total distributions to shareholders	(17,457)		(9,649)

Share transactions¹
Proceeds from the sale of shares
Class A	329,418		311,003
Class B	197		155
Proceeds in connection with acquisition
Class A	-		-
Class B	-		-
Reinvestment of distributions
Class A	17,449		9,641
Class B	8		8
Cost of shares redeemed
Class A	(166,506)		(169,622)
Class B	(44)		(140)

Net increase (decrease) in net assets from share transactions	180,522		151,045

Net increase (decrease) in net assets	189,584		315,300

Net assets beginning of year	295,459		412,921

Net assets end of year	$485,043		$728,221

Undistributed (excess of distributions over) net investment income	$9,862		$9,943

¹Share transactions
Shares sold
Class A	33,669		38,732
Class B	20		19
Shares issued in connection with acquisition
Class A	-		-
Class B	-		-
Reinvestment of distributions
Class A	1,791		1,024
Class B	1		1
Shares redeemed
Class A	(17,057)		(21,802)
Class B	(4)		(17)

Net increase (decrease)
Class A	18,403		17,954

Class B	17		3

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$665,800	(a)	$239,152
Proceeds from sales of securities	500,591	(a)	101,689

(a)	Amounts include $277,934 and $262,256 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

		Increase (Decrease) from				Distributions from Net Realized Gains on Investment Transactions								Ratio of Net Investment Income (Loss) to Average Net Assets (c)
	Net Asset Value Beginning of Period	Investment Operations (e)							Supplemental Data			Ratio of Expenses to Average Net Assets (c)
Period Ended		Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Distributions from Net Investment Income			Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)

JNL/American Funds Blue Chip Income and Growth Fund (h)

Class A
05/03(a) -12/31/2010	$10.00	$0.29	$0.10	$0.39	$-	$-		$10.39	3.90%	$148,996	5%	0.65%	(y)	4.51%	(y)

Class B
05/03(a) -12/31/2010	10.00	0.42	(0.01)	0.41	-	-		10.41	4.10	9	5	0.40	(y)	6.57	(y)

JNL/American Funds Global Bond Fund (h)

Class A
05/03(a) -12/31/2010	10.00	0.48	(0.03)	0.45	-	-		10.45	4.50	105,262	5	0.55	(y)	6.97	(y)

Class B
05/03(a) -12/31/2010	10.00	0.63	(0.16)	0.47	-	-		10.47	4.70	79	5	0.30	(y)	8.98	(y)

JNL/American Funds Global Small Capitalization Fund (h)

Class A
05/03(a) -12/31/2010	10.00	0.13	1.02	1.15	-	-		11.15	11.50	80,924	4	0.55	(y)	1.93	(y)

Class B
05/03(a) -12/31/2010	10.00	0.22	0.94	1.16	-	-		11.16	11.60	23	4	0.30	(y)	3.11	(y)

JNL/American Funds Growth-Income Fund (h)

Class A
05/03(a) -12/31/2010	10.00	0.24	0.21	0.45	-	-		10.45	4.50	174,494	0	0.70	(y)	3.72	(y)

Class B
05/03(a) -12/31/2010	10.00	0.27	0.19	0.46	-	-		10.46	4.60	23	0	0.45	(y)	4.22	(y)

JNL/American Funds International Fund (h)

Class A
05/03(a) -12/31/2010	10.00	0.27	0.58	0.85	-	-		10.85	8.50	102,766	3	0.70	(y)	3.92	(y)

Class B
05/03(a) -12/31/2010	10.00	0.46	0.41	0.87	-	-		10.87	8.70	20	3	0.45	(y)	6.65	(y)

JNL/American Funds New World Fund (h)

Class A
05/03(a) -12/31/2010	10.00	0.27	1.09	1.36	-	-		11.36	13.60	133,465	0	0.65	(y)	3.78	(y)

Class B
05/03(a) -12/31/2010	10.00	0.28	1.09	1.37	-	-		11.37	13.70	18	0	0.40	(y)	3.94	(y)

JNL Alt Institutional Alt 20 Fund (h)

Class A
12/31/2010	12.73	0.25	1.41	1.66	(0.07)	(0.00)	(f)	14.32	13.06	615,034	3	0.20		1.91
04/06(a)-12/31/2009	10.00	0.45	2.28	2.73	-	-		12.73	27.30	199,516	3	0.20		4.93

JNL Alt Institutional Alt 35 Fund (h)

Class A
12/31/2010	13.24	0.25	1.65	1.90	(0.08)	(0.01)		15.05	14.36	885,456	2	0.20		1.79
04/06(a)-12/31/2009	10.00	0.44	2.80	3.24	-	-		13.24	32.40	308,516	6	0.20		4.72

JNL Alt Institutional Alt 50 Fund (h)

Class A
12/31/2010	13.57	0.26	1.76	2.02	(0.08)	(0.02)		15.49	14.90	1,077,623	2	0.20		1.82
04/06(a)-12/31/2009	10.00	0.49	3.08	3.57	-	-		13.57	35.70	361,516	13	0.20		5.06

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

	Net Asset Value Beginning of Period	Increase (Decrease) from Investment Operations (e)			Distribu- tions from Net Investment Income	Distribu- tions from Net Realized Gains on Investment Transactions		Supplemental Data						Ratio of Expenses to Average Net Assets (c)		Ratio of Net Investment Income (Loss) to Average Net Assets (c)
Period Ended		Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations			Net Asset Value, End of Period	Total Return (b)		Net Assets, End of Period (in thousands)	Portfolio Turnover (d)

JNL Alt Institutional Alt 65 Fund (h)

Class A
12/31/2010	$13.97	$0.22	$1.99	$2.21	$(0.07)	$(0.04)	$16.07	15.85%		$728,410	5%			0.20%		1.52%
04/06(a) - 12/31/2009	10.00	0.47	3.50	3.97	-	-	13.97	39.70		229,813	24			0.20		4.80

JNL/BlackRock Commodity Securities Fund

Class A
12/31/2010	9.41	0.08	1.56	1.64	(0.03)	-	11.02	17.44		1,000,238	102			1.00		0.87
12/31/2009	6.31	0.07	3.09	3.16	(0.06)	-	9.41	50.17		641,108	108			1.03		0.88
12/31/2008	13.90	0.20	(7.35)	(7.15)	(0.01)	(0.43)	6.31	(51.30)		214,651	71			1.04		1.67
01/16(a) - 12/31/2007	10.00	0.07	3.83	3.90	-	-	13.90	39.00		388,379	51			1.05		0.57

Class B
12/31/2010	9.44	0.11	1.55	1.66	(0.04)	-	11.06	17.59		694	102			0.80		1.13
12/31/2009	6.33	0.09	3.09	3.18	(0.07)	-	9.44	50.34		538	108			0.83		1.22
12/31/2008	13.93	0.21	(7.36)	(7.15)	(0.02)	(0.43)	6.33	(51.18)		270	71			0.84		1.94
01/16(a) - 12/31/2007	10.00	0.12	3.81	3.93	-	-	13.93	39.30		302	51			0.85		0.96

JNL/BlackRock Global Allocation Fund (h)

Class A
10/11(a) - 12/31/2010	10.00	0.28	0.07	0.35	-	-	10.35	3.50		179,580	5			0.59	(y)	12.50	(y)

Class B
10/11(a) - 12/31/2010	10.00	0.33	0.02	0.35	-	-	10.35	3.50		20	5			0.39	(y)	14.63	(y)

JNL/Capital Guardian Global Balanced Fund

Class A
12/31/2010	8.82	0.14	0.65	0.79	(0.09)	-	9.52	9.01		358,593	47	(z	)	1.01		1.62
12/31/2009	7.35	0.15	1.50	1.65	(0.18)	-	8.82	22.48		279,806	78			1.01		1.88
12/31/2008	11.95	0.25	(3.67)	(3.42)	(0.12)	(1.06)	7.35	(28.29)		183,572	70			1.01		2.37
12/31/2007	11.92	0.20	0.72	0.92	(0.14)	(0.75)	11.95	7.96		197,825	155			0.98		1.60
12/31/2006	11.03	0.18	1.01	1.19	(0.10)	(0.20)	11.92	10.79		162,743	62			1.02		1.55

Class B
12/31/2010	9.01	0.16	0.68	0.84	(0.10)	-	9.75	9.40		421	47	(z	)	0.81		1.82
12/31/2009	7.50	0.17	1.54	1.71	(0.20)	-	9.01	22.75		411	78			0.81		2.04
12/31/2008	12.17	0.30	(3.78)	(3.48)	(0.13)	(1.06)	7.50	(28.22)		189	70			0.81		2.74
12/31/2007	12.07	0.23	0.74	0.97	(0.12)	(0.75)	12.17	8.24		290	155			0.78		1.78
12/31/2006	11.14	0.20	1.03	1.23	(0.10)	(0.20)	12.07	10.98		166	62			0.82		1.75

JNL/Capital Guardian Global Diversified Research Fund

Class A
12/31/2010	20.92	0.21	2.25	2.46	(0.15)	-	23.23	11.77		436,897	30			1.08		1.00
12/31/2009	15.33	0.17	5.70	5.87	(0.28)	-	20.92	38.32	(u)	332,577	85			1.09		0.97
12/31/2008	26.67	0.44	(11.78)	(11.34)	-	-	15.33	(42.52)		163,107	96			1.09		2.04
12/31/2007	22.23	(0.03)	4.62	4.59	(0.15)	-	26.67	20.65		232,460	195			1.10		(0.11)
12/31/2006	19.68	0.07	2.55	2.62	(0.07)	-	22.23	13.31		160,207	116			1.10		0.35

Class B
12/31/2010	21.05	0.25	2.27	2.52	(0.17)	-	23.40	12.01		311	30			0.88		1.21
12/31/2009	15.41	0.21	5.74	5.95	(0.31)	-	21.05	38.63	(u)	329	85			0.89		1.19
12/31/2008	26.75	0.44	(11.78)	(11.34)	-	-	15.41	(42.39)		161	96			0.89		2.05
12/31/2007	22.39	0.01	4.65	4.66	(0.30)	-	26.75	20.87		133	195			0.90		0.05
12/31/2006	19.76	0.10	2.58	2.68	(0.05)	-	22.39	13.57		204	116			0.90		0.49

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

	Net Asset Value Beginning of Period	Increase (Decrease) from Investment Operations (e)					Distributions from Net Investment Income			Distributions from Net Realized Gains on Investment Transactions				Supplemental Data			Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)
Period Ended		Net Investment Income (Loss)			Net Realized & Unrealized Gains (Losses)	Total from Investment Operations							Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)

JNL/Capital Guardian U.S. Growth Equity Fund

Class A
12/31/2010	$18.85	$0.04			$2.35	$2.39	$(0.05)			$-			$21.19	12.67%	$894,742	34%	0.95%	0.21%
12/31/2009	13.99	0.09			4.79	4.88	(0.02)			-			18.85	34.91	554,978	55	0.98	0.57
12/31/2008	23.68	0.06			(9.75)	(9.69)	0.00	(f)		-			13.99	(40.92)	195,824	47	0.99	0.29
12/31/2007	21.58	0.00	(f)		2.10	2.10	-			-			23.68	9.73	226,712	190	1.00	(0.01)
12/31/2006	20.63	(0.01)			0.96	0.95	-			-			21.58	4.60	186,424	89	0.99	(0.07)

Class B
12/31/2010	19.03	0.08			2.39	2.47	(0.07)			-			21.43	12.96	227	34	0.75	0.40
12/31/2009	14.11	0.12			4.84	4.96	(0.04)			-			19.03	35.16	310	55	0.78	0.73
12/31/2008	23.88	0.09			(9.84)	(9.75)	(0.02)			-			14.11	(40.81)	157	47	0.79	0.47
12/31/2007	21.72	0.04			2.12	2.16	-			-			23.88	9.94	210	190	0.80	0.19
12/31/2006	20.71	0.02			0.99	1.01	-			-			21.72	4.88	173	89	0.80	0.12

JNL/Eagle Core Equity Fund

Class A
12/31/2010	6.57	0.05			0.73	0.78	(0.02)			-			7.33	11.86	203,409	52	0.93	0.79
12/31/2009	4.96	0.05			1.63	1.68	(0.07)			-			6.57	33.83	84,192	36	0.96	0.84
12/31/2008	14.53	0.16			(5.92)	(5.76)	(0.34)			(3.47)			4.96	(39.04)	42,644	57	0.96	1.35
12/31/2007	17.22	0.20			(0.12)	0.08	(0.35)			(2.42)			14.53	0.59	81,088	43	0.94	1.13
12/31/2006	15.33	0.15			1.74	1.89	0.00	(f)		-			17.22	12.35	177,972	109	0.96	0.92

Class B
12/31/2010	6.85	0.06			0.76	0.82	(0.02)			-			7.65	12.02	119	52	0.73	0.95
12/31/2009	5.16	0.07			1.70	1.77	(0.08)			-			6.85	34.26	94	36	0.76	1.11
12/31/2008	14.93	0.19			(6.09)	(5.90)	(0.40)			(3.47)			5.16	(38.93)	138	57	0.76	1.55
12/31/2007	17.35	0.25			(0.12)	0.13	(0.13)			(2.42)			14.93	0.84	220	43	0.74	1.41
12/31/2006	15.42	0.19			1.74	1.93	0.00	(f)		-			17.35	12.53	175	109	0.76	1.16

JNL/Eagle SmallCap Equity Fund

Class A
12/31/2010	16.14	(0.03)			5.80	5.77	(0.03)			-			21.88	35.73	589,399	50	1.02	(0.18)
12/31/2009	11.91	0.04			4.19	4.23	-			-			16.14	35.52	279,448	67	1.03	0.34
12/31/2008	20.73	(0.04)			(7.93)	(7.97)	-			(0.85)			11.91	(38.34)	164,108	69	1.03	(0.25)
12/31/2007	22.19	(0.11)			2.65	2.54	-			(4.00)			20.73	12.14	231,713	81	1.03	(0.45)
12/31/2006	20.13	(0.15)			4.17	4.02	-			(1.96)			22.19	20.03	199,096	68	1.05	(0.67)

Class B
12/31/2010	16.40	-			5.89	5.89	(0.04)			-			22.25	35.94	531	50	0.82	0.02
12/31/2009	12.08	0.06			4.26	4.32	-			-			16.40	35.76	248	67	0.83	0.44
12/31/2008	20.96	(0.01)			(8.02)	(8.03)	-			(0.85)			12.08	(38.20)	183	69	0.83	(0.03)
12/31/2007	22.36	(0.06)			2.66	2.60	-			(4.00)			20.96	12.32	217	81	0.83	(0.24)
12/31/2006	20.22	(0.10)			4.20	4.10	-			(1.96)			22.36	20.34	245	68	0.85	(0.46)

JNL/Franklin Templeton Founding Strategy Fund (h)

Class A
12/31/2010	8.22	0.14			0.71	0.85	(0.24)			-			8.83	10.39	1,037,981	3	0.05	1.72
12/31/2009	6.32	0.29			1.61	1.90	0.00	(f	)	-			8.22	30.13	838,759	5	0.06	4.15
12/31/2008	10.09	0.00	(f	)	(3.66)	(3.66)	(0.11)			0.00	(f	)	6.32	(36.13)	580,801	14	0.06	(0.02)
01/16(a) - 12/31/2007	10.00	0.24			(0.15)	0.09	-			-			10.09	0.90	800,395	9	0.05	2.42

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

	Net Asset Value Beginning of Period	Increase (Decrease) from Investment Operations (e)			Distributions from Net Investment Income			Distributions from Net Realized Gains on Investment Transactions				Supplemental Data					Ratio of Expenses to Average Net Assets (c)			Ratio of Net Investment Income (Loss) to Average Net Assets (c)
Period Ended		Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations							Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)

JNL/Franklin Templeton Global Growth Fund

Class A
12/31/2010	$7.64	$0.10	$0.44	$0.54	$(0.10)			$-			$8.08	7.07%	$475,458	5%			1.08%			1.38%
12/31/2009	5.92	0.10	1.74	1.84	(0.12)			-			7.64	31.06	375,505	5			1.10			1.58
12/31/2008	9.99	0.17	(4.24)	(4.07)	0.00	(f	)	0.00	(f	)	5.92	(40.72)	236,023	11			1.11			2.18
01/16(a) - 12/31/2007	10.00	0.11	(0.05)	0.06	(0.06)			(0.01)			9.99	0.63	318,542	3			1.10			1.15

Class B
12/31/2010	7.65	0.12	0.44	0.56	(0.11)			-			8.10	7.32	283	5			0.88			1.58
12/31/2009	5.93	0.12	1.73	1.85	(0.13)			-			7.65	31.21	219	5			0.90			1.85
12/31/2008	9.97	0.20	(4.24)	(4.04)	0.00	(f	)	0.00	(f	)	5.93	(40.50)	153	11			0.91			2.48
01/16(a) - 12/31/2007	10.00	0.16	(0.08)	0.08	(0.10)			(0.01)			9.97	0.82	211	3			0.90			1.58

JNL/Franklin Templeton Income Fund

Class A
12/31/2010	9.29	0.50	0.66	1.16	(0.35)			-			10.10	12.57	1,061,794	33			0.96			5.17
12/31/2009	7.39	0.55	1.88	2.43	(0.53)			-			9.29	32.92	728,236	39			1.00			6.51
12/31/2008	10.53	0.66	(3.79)	(3.13)	(0.01)			-			7.39	(29.74)	432,233	56			1.00			7.05
12/31/2007	10.70	0.60	(0.40)	0.20	(0.35)			(0.02)			10.53	1.85	549,659	21	(i	)	1.02			5.45
05/01(a)-12/31/2006	10.00	0.34	0.64	0.98	(0.26)			(0.02)			10.70	9.78	64,653	43			1.10			4.85

Class B
12/31/2010	8.98	0.50	0.64	1.14	(0.36)			-			9.76	12.79	346	33			0.76			5.37
12/31/2009	7.16	0.55	1.81	2.36	(0.54)			-			8.98	33.07	388	39			0.80			6.74
12/31/2008	10.17	0.66	(3.66)	(3.00)	(0.01)			-			7.16	(29.51)	228	56			0.80			7.39
12/31/2007	10.63	0.59	(0.38)	0.21	(0.65)			(0.02)			10.17	1.96	170	21	(i	)	0.83			5.37
05/01(a)-12/31/2006	10.00	0.35	0.65	1.00	(0.35)			(0.02)			10.63	10.01	114	43			0.90			5.06

JNL/Franklin Templeton International Small Cap Growth Fund

Class A
12/31/2010	6.85	0.14	1.27	1.41	(0.09)			-			8.17	20.55	213,824	162			1.30			1.96
12/31/2009	4.53	0.04	2.36	2.40	(0.08)			-			6.85	52.93	144,004	46			1.31			0.65
12/31/2008	9.87	0.14	(5.47)	(5.33)	(0.01)			-			4.53	(54.00)	44,755	53			1.31			1.88
12/03(a) - 12/31/2007	10.00	0.00	(0.13)	(0.13)	-			-			9.87	(1.30)	73,063	2			1.30			0.22

Class B
12/31/2010	6.88	0.14	1.28	1.42	(0.09)			-			8.21	20.70	181	162			1.10			2.01
12/31/2009	4.55	0.05	2.36	2.41	(0.08)			-			6.88	53.05	218	46			1.11			0.88
12/31/2008	9.88	0.14	(5.46)	(5.32)	(0.01)			-			4.55	(53.84)	80	53			1.11			2.01
12/03(a) - 12/31/2007	10.00	0.00	(0.12)	(0.12)	-			-			9.88	(1.20)	108	2			1.11			0.43

JNL/Franklin Templeton Mutual Shares Fund

Class A
12/31/2010	7.61	0.24	0.63	0.87	(0.00)	(f	)	-			8.48	11.45	594,707	33			1.06			3.02
12/31/2009	6.20	0.10	1.55	1.65	(0.24)			-			7.61	26.74	423,572	61			1.11	(j	)	1.48
12/31/2008	10.02	0.14	(3.94)	(3.80)	-			(0.02)			6.20	(37.90)	255,941	49			1.08	(j	)	1.67
01/16(a) - 12/31/2007	10.00	0.16	(0.14)	0.02	-			-			10.02	0.20	344,535	33			1.07	(j	)	1.60

Class B
12/31/2010	7.64	0.26	0.63	0.89	(0.01)			-			8.52	11.66	358	33			0.86			3.26
12/31/2009	6.22	0.12	1.56	1.68	(0.26)			-			7.64	27.00	282	61			0.91	(j	)	1.79
12/31/2008	10.03	0.17	(3.96)	(3.79)	-			(0.02)			6.22	(37.76)	170	49			0.88	(j	)	2.13
01/16(a) - 12/31/2007	10.00	0.13	(0.10)	0.03	-			-			10.03	0.30	210	33			0.86	(j	)	1.29

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

	Net Asset Value Beginning of Period	Increase (Decrease) from Investment Operations (e)			Distributions from Net Investment Income	Distributions from Net Realized Gains on Investment Transactions		Supplemental Data					Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)
Period Ended		Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations			Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)

JNL/Franklin Templeton Small Cap Value Fund

Class A
12/31/2010	$8.72	$0.05	$2.29	$2.34	$(0.04)	$-	$11.02	26.84%	$294,200	9%			1.14%	0.50%
12/31/2009	6.56	0.07	2.15	2.22	(0.06)	-	8.72	33.80	167,589	2			1.16	0.89
12/31/2008	11.38	0.11	(3.97)	(3.86)	(0.10)	(0.86)	6.56	(33.23)	86,399	14			1.16	1.10
12/31/2007	12.86	0.11	(0.90)	(0.79)	(0.09)	(0.60)	11.38	(6.14)	100,289	26			1.16	0.80
12/31/2006	11.03	0.08	1.88	1.96	(0.02)	(0.11)	12.86	17.71	130,608	6			1.16	0.67

Class B
12/31/2010	8.68	0.07	2.28	2.35	(0.05)	-	10.98	27.07	400	9			0.94	0.70
12/31/2009	6.53	0.08	2.14	2.22	(0.07)	-	8.68	33.96	237	2			0.96	1.09
12/31/2008	11.35	0.13	(3.97)	(3.84)	(0.12)	(0.86)	6.53	(33.06)	139	14			0.96	1.33
12/31/2007	12.89	0.13	(0.89)	(0.76)	(0.18)	(0.60)	11.35	(5.89)	123	26			0.96	0.96
12/31/2006	11.04	0.11	1.87	1.98	(0.02)	(0.11)	12.89	17.93	239	6			0.95	0.88

JNL/Goldman Sachs Core Plus Bond Fund

Class A
12/31/2010	11.68	0.28	0.60	0.88	(0.29)	(0.13)	12.14	7.63	1,056,413	977	(k	)	0.88	2.33
12/31/2009	10.71	0.45	1.07	1.52	(0.50)	(0.05)	11.68	14.16	782,744	430	(k	)	0.90	3.90
12/31/2008	12.01	0.55	(1.18)	(0.63)	(0.48)	(0.19)	10.71	(5.17)	564,785	462			0.90	4.76
12/31/2007	11.60	0.57	0.23	0.80	(0.39)	-	12.01	6.91	614,033	186	(k	)	0.91	4.79
12/31/2006	11.08	0.54	(0.01)	0.53	(0.01)	-	11.60	4.77	460,890	113	(k	)	0.92	4.81

Class B
12/31/2010	11.83	0.32	0.59	0.91	(0.31)	(0.13)	12.30	7.75	246	977	(k	)	0.68	2.54
12/31/2009	10.83	0.48	1.09	1.57	(0.52)	(0.05)	11.83	14.47	245	430	(k	)	0.70	4.14
12/31/2008	12.13	0.58	(1.19)	(0.61)	(0.50)	(0.19)	10.83	(4.94)	197	462			0.70	4.95
12/31/2007	12.05	0.61	0.25	0.86	(0.78)	-	12.13	7.18	171	186	(k	)	0.71	4.99
12/31/2006	11.49	0.58	(0.01)	0.57	(0.01)	-	12.05	4.94	259	113	(k	)	0.72	5.01

JNL/Goldman Sachs Emerging Markets Debt Fund

Class A
12/31/2010	11.89	0.61	1.30	1.91	(0.12)	(0.03)	13.65	16.07	762,892	160			1.08	4.65
12/31/2009	9.67	0.44	1.79	2.23	(0.01)	-	11.89	23.06	193,046	94			1.11	3.89
10/06(a)-12/31/2008	10.00	0.09	(0.42)	(0.33)	-	-	9.67	(3.30)	28,973	44			1.11	3.92

Class B
12/31/2010	11.92	0.65	1.28	1.93	(0.12)	(0.03)	13.70	16.22	442	160			0.88	4.95
12/31/2009	9.67	0.47	1.79	2.26	(0.01)	-	11.92	23.38	197	94			0.91	4.23
10/06(a)-12/31/2008	10.00	0.09	(0.42)	(0.33)	-	-	9.67	(3.30)	97	44			0.91	4.06

JNL/Goldman Sachs Mid Cap Value Fund

Class A
12/31/2010	8.56	0.05	2.04	2.09	(0.05)	-	10.60	24.40	496,550	85			1.02	0.58
12/31/2009	6.51	0.09	2.04	2.13	(0.08)	-	8.56	32.65	275,024	113			1.03	1.29
12/31/2008	12.82	0.09	(4.82)	(4.73)	(0.11)	(1.47)	6.51	(36.09)	134,460	98			1.04	0.83
12/31/2007	12.96	0.14	0.22	0.36	(0.08)	(0.42)	12.82	2.80	169,388	117			1.03	1.01
12/31/2006	11.39	0.11	1.68	1.79	(0.04)	(0.18)	12.96	15.73	144,432	47			1.05	0.90

Class B
12/31/2010	8.56	0.07	2.04	2.11	(0.06)	-	10.61	24.62	9,541	85			0.82	0.76
12/31/2009	6.50	0.11	2.04	2.15	(0.09)	-	8.56	33.09	5,701	113			0.83	1.55
12/31/2008	12.83	0.12	(4.85)	(4.73)	(0.13)	(1.47)	6.50	(36.03)	244	98			0.84	1.11
12/31/2007	12.99	0.16	0.22	0.38	(0.12)	(0.42)	12.83	2.97	210	117			0.83	1.16
12/31/2006	11.40	0.13	1.70	1.83	(0.06)	(0.18)	12.99	16.06	206	47			0.85	1.09

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

	Net Asset Value Beginning of Period	Increase (Decrease) from Investment Operations (e)						Distributions from Net Realized Gains on Investment Transactions		Supplemental Data					Ratio of Expenses to Average Net Assets (c)			Ratio of Net Investment Income (Loss) to Average Net Assets (c)
Period Ended		Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Distributions from Net Investment Income				Net Asset Value, End of Period	Total Return (b)			Net Assets, End of Period (in thousands)	Portfolio Turnover (d)
JNL/Goldman Sachs U.S. Equity Flex Fund

Class A
12/31/2010	$7.58	$0.01	$0.65	$0.66	$(0.05)			$-	$8.19	8.70%			$115,234	639%	1.88%	(g	)	0.17%
12/31/2009	6.11	0.06	1.46	1.52	(0.05)			-	7.58	24.86			90,306	909	1.54	(g	)	0.98
12/31/2008	10.85	0.09	(4.22)	(4.13)	-			(0.61)	6.11	(37.68)			41,879	455	1.59	(g	)	0.98
01/16(a) - 12/31/2007	10.00	(0.02)	0.87	0.85	-			-	10.85	8.50			68,632	240	2.26	(g	)	(0.19)

Class B
12/31/2010	7.62	0.03	0.65	0.68	(0.06)			-	8.24	8.92			170	639	1.68	(g	)	0.38
12/31/2009	6.14	0.08	1.46	1.54	(0.06)			-	7.62	25.07			147	909	1.34	(g	)	1.19
12/31/2008	10.87	0.11	(4.23)	(4.12)	-			(0.61)	6.14	(37.51)			93	455	1.39	(g	)	1.22
01/16(a) - 12/31/2007	10.00	0.00	0.87	0.87	-			-	10.87	8.70			117	240	2.07	(g	)	(0.01)

JNL/Invesco Global Real Estate Fund

Class A
12/31/2010	7.53	0.19	1.09	1.28	(0.31)			-	8.50	17.15			661,172	70	1.06			2.33
12/31/2009	5.79	0.18	1.70	1.88	(0.14)			-	7.53	32.53			342,951	65	1.07			2.78
12/31/2008	12.44	0.31	(4.96)	(4.65)	(0.23)			(1.77)	5.79	(35.71)			145,218	117	1.03			2.78
12/31/2007	15.80	0.20	(2.58)	(2.38)	(0.17)			(0.81)	12.44	(15.01)			184,451	76	1.02			1.29
12/31/2006	11.70	0.42	3.84	4.26	(0.05)			(0.11)	15.80	36.38			254,557	37	1.02			2.98

Class B
12/31/2010	7.58	0.20	1.10	1.30	(0.31)			-	8.57	17.37			616	70	0.86			2.51
12/31/2009	5.82	0.19	1.72	1.91	(0.15)			-	7.58	32.86			404	65	0.87			3.09
12/31/2008	12.52	0.33	(5.00)	(4.67)	(0.26)			(1.77)	5.82	(35.61)			294	117	0.83			2.93
12/31/2007	15.83	0.24	(2.60)	(2.36)	(0.14)			(0.81)	12.52	(14.82)			368	76	0.82			1.55
12/31/2006	11.72	0.44	3.85	4.29	(0.07)			(0.11)	15.83	36.59			378	37	0.82			3.13

JNL/Invesco International Growth Fund

Class A
12/31/2010	9.27	0.11	1.03	1.14	(0.07)			-	10.34	12.31			588,008	32	1.02			1.19
12/31/2009	6.88	0.12	2.42	2.54	(0.15)			-	9.27	36.99	(t	)	431,595	27	1.04			1.55
12/31/2008	15.74	0.27	(6.68)	(6.41)	(0.06)			(2.39)	6.88	(40.94)			249,897	53	1.03			2.10
12/31/2007	14.55	0.30	1.10	1.40	(0.21)			-	15.74	9.70			475,302	105	1.03			1.90
12/31/2006	12.03	0.18	2.55	2.73	(0.21)			-	14.55	22.67			259,811	12	1.06			1.35

Class B
12/31/2010	9.68	0.14	1.07	1.21	(0.08)			-	10.81	12.52			485	32	0.82			1.43
12/31/2009	7.04	0.01	2.80	2.81	(0.17)			-	9.68	39.94	(t	)	386	27	0.84			0.10
12/31/2008	15.99	0.29	(6.79)	(6.50)	(0.06)			(2.39)	7.04	(40.85)			9,418	53	0.83			2.27
12/31/2007	14.82	0.33	1.14	1.47	(0.30)			-	15.99	9.96			15,987	105	0.83			2.08
12/31/2006	12.08	0.13	2.64	2.77	(0.03)			-	14.82	22.97			14,618	12	0.85			0.88

JNL/Invesco Large Cap Growth Fund

Class A
12/31/2010	10.75	0.03	1.84	1.87	(0.03)			-	12.59	17.41			910,935	169	0.96			0.23
12/31/2009	8.67	0.04	2.07	2.11	(0.03)			-	10.75	24.29			624,156	57	0.97			0.45
12/31/2008	14.93	0.04	(5.69)	(5.65)	(0.02)			(0.59)	8.67	(37.66)			350,826	56	0.97			0.29
12/31/2007	13.49	0.02	2.09	2.11	(0.01)			(0.66)	14.93	15.75			525,103	71	0.99			0.17
12/31/2006	12.51	0.02	0.96	0.98	0.00	(f	)	-	13.49	7.86			396,703	90	1.00			0.12

Class B
12/31/2010	10.82	0.05	1.86	1.91	(0.04)			-	12.69	17.69			778	169	0.76			0.43
12/31/2009	8.72	0.06	2.08	2.14	(0.04)			-	10.82	24.57			587	57	0.77			0.66
12/31/2008	15.02	0.06	(5.73)	(5.67)	(0.04)			(0.59)	8.72	(37.55)			404	56	0.77			0.52
12/31/2007	13.55	0.05	2.11	2.16	(0.03)			(0.66)	15.02	16.05			436	71	0.80			0.36
12/31/2006	12.55	0.04	0.97	1.01	(0.01)			-	13.55	8.07			344	90	0.80			0.32

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

	Net Asset Value Beginning of Period	Increase (Decrease) from Investment Operations (e)								Distributions from Net Realized Gains on Investment Transactions		Supplemental Data			Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)
Period Ended		Net Investment Income (Loss)			Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Distributions from Net Investment Income				Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)
JNL/Invesco Small Cap Growth Fund

Class A
12/31/2010	$10.11	$(0.05)			$2.70	$2.65	$-			$-	$12.76	26.21%	$149,999	35%	1.15%	(0.50)%
12/31/2009	7.50	(0.02)			2.63	2.61	-			-	10.11	34.80	92,793	33	1.16	(0.17)
12/31/2008	14.82	(0.04)			(5.95)	(5.99)	-			(1.33)	7.50	(39.73)	40,314	42	1.16	(0.32)
12/31/2007	14.27	(0.10)			1.71	1.61	-			(1.06)	14.82	11.37	73,951	37	1.15	(0.64)
12/31/2006	13.52	(0.11)			2.07	1.96	-			(1.21)	14.27	14.49	53,265	54	1.16	(0.79)

Class B
12/31/2010	10.26	(0.03)			2.75	2.72	-			-	12.98	26.51	414	35	0.95	(0.29)
12/31/2009	7.60	0.00	(f	)	2.66	2.66	-			-	10.26	35.00	157	33	0.96	0.01
12/31/2008	14.95	(0.01)			(6.01)	(6.02)	-			(1.33)	7.60	(39.58)	103	42	0.96	(0.10)
12/31/2007	14.36	(0.07)			1.72	1.65	-			(1.06)	14.95	11.58	111	37	0.95	(0.47)
12/31/2006	13.57	(0.08)			2.08	2.00	-			(1.21)	14.36	14.74	215	54	0.96	(0.58)

JNL/Ivy Asset Strategy Fund

Class A
12/31/2010	10.41	0.09			0.93	1.02	(0.00)	(f	)	-	11.43	9.81	975,565	96	1.25	0.90
9/28 (a) - 12/31/2009	10.00	0.01			0.40	0.41	-			-	10.41	4.10	196,774	16	1.25	0.52

Class B
12/31/2010	10.41	0.10			0.94	1.04	(0.00)	(f	)	-	11.45	10.01	280	96	1.05	0.95
9/28 (a) - 12/31/2009	10.00	0.01			0.40	0.41	-			-	10.41	4.10	203	16	1.05	0.47

JNL/JPMorgan International Value Fund

Class A
12/31/2010	7.17	0.12			0.42	0.54	(0.19)			-	7.52	7.58	607,358	71	1.02	1.73
12/31/2009	5.72	0.14			1.58	1.72	(0.27)			-	7.17	30.17	549,144	92	1.03	2.24
12/31/2008	14.35	0.38			(6.85)	(6.47)	(0.25)			(1.91)	5.72	(44.49)	346,379	90	1.01	3.40
12/31/2007	14.02	0.27			1.36	1.63	(0.17)			(1.13)	14.35	11.97	727,077	98	1.01	1.81
12/31/2006	10.94	0.26			3.23	3.49	(0.08)			(0.33)	14.02	31.98	485,663	83	1.04	2.09

Class B
12/31/2010	7.31	0.13			0.44	0.57	(0.20)			-	7.68	7.86	587	71	0.82	1.91
12/31/2009	5.82	0.16			1.62	1.78	(0.29)			-	7.31	30.60	546	92	0.83	2.51
12/31/2008	14.57	0.39			(6.95)	(6.56)	(0.28)			(1.91)	5.82	(44.44)	458	90	0.81	3.55
12/31/2007	14.23	0.31			1.38	1.69	(0.22)			(1.13)	14.57	12.23	467	98	0.81	2.01
12/31/2006	11.07	0.28			3.29	3.57	(0.08)			(0.33)	14.23	32.27	390	83	0.84	2.14

JNL/JPMorgan MidCap Growth Fund

Class A
12/31/2010	15.94	(0.03)			4.11	4.08	-			-	20.02	25.60	232,386	84	1.01	(0.19)
12/31/2009	11.15	(0.03)			4.82	4.79	-			-	15.94	42.96	163,690	82	1.01	(0.25)
12/31/2008	20.07	(0.05)			(8.87)	(8.92)	-			-	11.15	(44.44)	91,958	105	1.02	(0.30)
12/31/2007	18.59	(0.03)			1.51	1.48	-			-	20.07	7.96	184,228	184	1.01	(0.16)
12/31/2006	16.59	(0.01)			2.01	2.00	-			-	18.59	12.06	221,504	151	1.01	(0.07)

Class B
12/31/2010	16.13	0.00	(f	)	4.17	4.17	-			-	20.30	25.85	185	84	0.81	0.02
12/31/2009	11.26	(0.01)			4.88	4.87	-			-	16.13	43.25	114	82	0.81	(0.05)
12/31/2008	20.22	(0.01)			(8.95)	(8.96)	-			-	11.26	(44.31)	158	105	0.82	(0.08)
12/31/2007	18.70	0.01			1.51	1.52	-			-	20.22	8.13	234	184	0.81	0.03
12/31/2006	16.65	0.02			2.03	2.05	-			-	18.70	12.31	163	151	0.81	0.14

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

	Net Asset Value Beginning of Period	Increase (Decrease) from Investment Operations (e)						Distributions from Net Realized Gains on Investment Transactions		Supplemental Data					Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)
Period Ended		Net Investment Income (Loss)			Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Distributions from Net Investment Income		Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)
JNL/JPMorgan U.S. Government & Quality Bond Fund

Class A
12/31/2010	$12.39	$0.46			$0.45	$0.91	$(0.36)	$-	$12.94	7.34%	$918,334	9%			0.71%	3.50%
12/31/2009	12.25	0.47			(0.01)	0.46	(0.32)	-	12.39	3.69	693,017	12			0.73	3.78
12/31/2008	11.74	0.49			0.27	0.76	(0.25)	-	12.25	6.53	680,849	14			0.76	4.06
12/31/2007	11.43	0.53			0.20	0.73	(0.42)	-	11.74	6.38	265,662	57	(m	)	0.78	4.51
12/31/2006	11.07	0.46			(0.10)	0.36	-	-	11.43	3.25	235,088	114	(m	)	0.79	4.16

Class B
12/31/2010	12.88	0.51			0.46	0.97	(0.38)	-	13.47	7.53	523	9			0.51	3.72
12/31/2009	12.71	0.48			0.02	0.50	(0.33)	-	12.88	3.92	564	12			0.53	3.71
12/31/2008	12.16	0.51			0.30	0.81	(0.26)	-	12.71	6.73	897	14			0.56	4.11
12/31/2007	11.89	0.57			0.22	0.79	(0.52)	-	12.16	6.64	138	57	(m	)	0.58	4.71
12/31/2006	11.50	0.50			(0.11)	0.39	-	-	11.89	3.39	140	114	(m	)	0.59	4.36

JNL/Lazard Emerging Markets Fund

Class A
12/31/2010	9.96	0.19			1.99	2.18	(0.05)	-	12.09	21.91	1,386,967	23			1.23	1.76
12/31/2009	5.88	0.16			4.06	4.22	(0.14)	-	9.96	71.74	735,862	49			1.27	1.98
12/31/2008	14.47	0.38			(7.64)	(7.26)	(0.08)	(1.25)	5.88	(50.05)	211,608	64			1.28	3.21
12/31/2007	10.99	0.18			3.32	3.50	(0.02)	-	14.47	31.81	411,866	53			1.29	1.37
05/01(a)-12/31/2006	10.00	0.10			0.89	0.99	-	-	10.99	9.90	88,626	28			1.35	1.52

Class B
12/31/2010	9.98	0.22			2.00	2.22	(0.06)	-	12.14	22.24	1,062	23			1.03	2.04
12/31/2009	5.89	0.18			4.06	4.24	(0.15)	-	9.98	71.96	775	49			1.07	2.13
12/31/2008	14.49	0.37			(7.63)	(7.26)	(0.09)	(1.25)	5.89	(49.94)	236	64			1.08	3.28
12/31/2007	11.00	0.21			3.32	3.53	(0.04)	-	14.49	32.12	347	53			1.09	1.63
05/01(a)-12/31/2006	10.00	0.11			0.89	1.00	-	-	11.00	10.00	150	28			1.16	1.69

JNL/Lazard Mid Cap Equity Fund

Class A
12/31/2010	9.46	0.08			2.10	2.18	(0.05)	-	11.59	23.07	214,053	82			1.02	0.83
12/31/2009	6.82	0.07			2.63	2.70	(0.06)	-	9.46	39.65	164,730	79			1.03	0.86
12/31/2008	11.47	0.15			(4.62)	(4.47)	(0.13)	(0.05)	6.82	(38.96)	125,184	81			1.02	1.50
12/31/2007	14.08	0.11			(0.50)	(0.39)	(0.08)	(2.14)	11.47	(2.61)	243,429	84			1.02	0.71
12/31/2006	13.54	0.07			1.89	1.96	(0.07)	(1.35)	14.08	14.56	217,646	70			1.03	0.50

Class B
12/31/2010	9.53	0.10			2.11	2.21	(0.06)	-	11.68	23.24	176	82			0.82	1.00
12/31/2009	6.90	0.05			2.65	2.70	(0.07)	-	9.53	39.19	167	79			0.83	0.61
12/31/2008	11.62	0.17			(4.69)	(4.52)	(0.15)	(0.05)	6.90	(38.88)	2,108	81			0.82	1.70
12/31/2007	14.23	0.14			(0.51)	(0.37)	(0.10)	(2.14)	11.62	(2.44)	3,683	84			0.82	0.92
12/31/2006	13.61	0.10			1.90	2.00	(0.03)	(1.35)	14.23	14.77	3,093	70			0.83	0.68

JNL/M&G Global Basics Fund

Class A
12/31/2010	12.27	0.04			2.80	2.84	(0.08)	(0.05)	14.98	23.19	195,399	18			1.22	0.31
12/31/2009	8.42	0.05			3.89	3.94	(0.03)	(0.06)	12.27	46.88	29,708	43			1.21	0.47
10/06(a)-12/31/2008	10.00	(0.00)	(f	)	(1.58)	(1.58)	-	-	8.42	(15.80)	4,703	10			1.24	(0.03)

Class B
12/31/2010	12.30	0.06			2.81	2.87	(0.10)	(0.05)	15.02	23.37	115	18			1.02	0.50
12/31/2009	8.43	0.08			3.89	3.97	(0.04)	(0.06)	12.30	47.19	160	43			1.01	0.75
10/06(a)-12/31/2008	10.00	0.00	(f	)	(1.57)	(1.57)	-	-	8.43	(15.70)	84	10			1.04	0.17

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

	Net Asset Value Beginning of Period	Increase (Decrease) from Investment Operations (e)				Distributions from Net Realized Gains on Investment Transactions				Supplemental Data			Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)
Period Ended		Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Distributions from Net Investment Income				Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)
JNL/M&G Global Leaders Fund

Class A
12/31/2010	$11.41	$0.07	$1.42	$1.49	$(0.04)	$(0.13)			$12.73	13.13%	$29,788	47%	1.24%	0.59%
12/31/2009	8.35	0.09	3.03	3.12	(0.06)	-			11.41	37.43	17,302	39	1.21	0.87
10/06(a)-12/31/2008	10.00	0.02	(1.66)	(1.64)	(0.01)	-			8.35	(16.43)	4,501	34	1.23	0.82

Class B
12/31/2010	11.42	0.10	1.42	1.52	(0.06)	(0.13)			12.75	13.36	150	47	1.04	0.84
12/31/2009	8.35	0.12	3.03	3.15	(0.08)	-			11.42	37.70	126	39	1.01	1.25
10/06(a)-12/31/2008	10.00	0.02	(1.66)	(1.64)	(0.01)	-			8.35	(16.40)	84	34	1.03	1.03

JNL/Mellon Capital Management 10 X 10 Fund (h)

Class A
12/31/2010	7.19	0.14	1.04	1.18	(0.15)	(0.00)	(f	)	8.22	16.43	257,545	8	0.05	1.90
12/31/2009	6.19	0.21	1.31	1.52	(0.26)	(0.26)			7.19	24.59	194,494	11	0.06	3.20
12/31/2008	9.92	0.25	(3.85)	(3.60)	(0.07)	(0.06)			6.19	(36.25)	100,370	20	0.06	3.11
04/30(a) - 12/31/2007	10.00	0.21	(0.29)	(0.08)	-	-			9.92	(0.80)	57,683	60	0.06	3.14

JNL/Mellon Capital Management Index 5 Fund (h)

Class A
12/31/2010	8.39	0.14	1.19	1.33	(0.09)	(0.01)			9.62	15.78	332,481	10	0.05	1.58
12/31/2009	6.83	0.18	1.53	1.71	(0.07)	(0.08)			8.39	25.16	204,951	8	0.06	2.43
12/31/2008	10.00	0.30	(3.30)	(3.00)	(0.07)	(0.10)			6.83	(29.87)	60,409	23	0.06	3.49
04/30(a) - 12/31/2007	10.00	0.36	(0.36)	-	-	-			10.00	0.00	29,922	32	0.06	5.34

JNL/Mellon Capital Management European 30 Fund

Class A
12/31/2010	11.30	0.40	(0.16)	0.24	(0.01)	(0.05)			11.48	2.13	18,217	104	0.78	3.63
12/31/2009	8.59	0.29	3.23	3.52	(0.25)	(0.56)			11.30	41.03	13,238	65	0.78	2.76
10/06(a)-12/31/2008	10.00	0.04	(1.41)	(1.37)	(0.04)	-			8.59	(13.74)	2,055	0	0.84	2.26

Class B
12/31/2010	11.31	0.41	(0.15)	0.26	(0.01)	(0.05)			11.51	2.31	142	104	0.58	3.72
12/31/2009	8.59	0.35	3.19	3.54	(0.26)	(0.56)			11.31	41.27	128	65	0.58	3.65
10/06(a)-12/31/2008	10.00	0.05	(1.42)	(1.37)	(0.04)	-			8.59	13.71	86	0	0.64	2.45

JNL/Mellon Capital Management Pacific Rim 30 Fund

Class A
12/31/2010	11.26	0.36	1.09	1.45	-	(0.00)	(f	)	12.71	12.89	38,944	78	0.78	3.03
12/31/2009	9.60	0.21	2.11	2.32	(0.15)	(0.51)			11.26	24.15	16,625	47	0.78	1.95
10/06(a)-12/31/2008	10.00	0.02	(0.42)	(0.40)	-	-			9.60	(4.00)	3,299	0	0.82	0.78

Class B
12/31/2010	11.28	0.37	1.10	1.47	-	(0.00)	(f	)	12.75	13.05	191	78	0.58	3.16
12/31/2009	9.60	0.26	2.09	2.35	(0.16)	(0.51)			11.28	24.49	136	47	0.58	2.54
10/06(a)-12/31/2008	10.00	0.02	(0.42)	(0.40)	-	-			9.60	(4.00)	98	0	0.62	0.99

JNL/Mellon Capital Management S&P 500 Index Fund

Class A
12/31/2010	9.38	0.15	1.20	1.35	(0.13)	(0.01)			10.59	14.44	1,328,363	2	0.57	1.51
12/31/2009	7.54	0.14	1.82	1.96	(0.12)	-			9.38	25.97	900,282	4	0.60	1.76
12/31/2008	12.36	0.19	(4.84)	(4.65)	(0.17)	-			7.54	(37.64)	457,126	7	0.60	1.80
12/31/2007	12.06	0.18	0.40	0.58	(0.16)	(0.12)			12.36	4.90	656,286	3	0.59	1.45
12/31/2006	10.68	0.16	1.45	1.61	(0.15)	(0.08)			12.06	15.08	559,179	1	0.60	1.42

Class B
12/31/2010	9.54	0.17	1.23	1.40	(0.15)	(0.01)			10.78	14.70	12,937	2	0.37	1.71
12/31/2009	7.66	0.16	1.85	2.01	(0.13)	-			9.54	26.26	10,996	4	0.40	2.02
12/31/2008	12.57	0.21	(4.93)	(4.72)	(0.19)	-			7.66	(37.57)	8,916	7	0.40	2.01
12/31/2007	12.27	0.21	0.41	0.62	(0.20)	(0.12)			12.57	5.14	10,797	3	0.39	1.65
12/31/2006	10.76	0.21	1.44	1.65	(0.06)	(0.08)			12.27	15.29	9,547	1	0.40	1.74

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

													Ratio of	Ratio of Net
		Increase (Decrease) from											Expenses	Investment
		Investment Operations (e)				Distributions from		Net	Supplemental Data				to	Income
Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Distributions from Net Investment Income	Net Realized Gains on Investment Transactions		Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)		Average Net Assets (c)	(Loss) to Average Net Assets (c)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund

Class A
12/31/2010	$11.17	$0.08	$2.80	$2.88	$(0.08)	$(0.11)		$13.86	25.83%	$664,777	12%		0.60%	0.64%
12/31/2009	8.17	0.13	2.98	3.11	(0.11)	-		11.17	38.03	469,779	14		0.61	1.35
12/31/2008	14.78	0.17	(5.75)	(5.58)	(0.13)	(0.90)		8.17	(37.58)	284,426	30		0.61	1.35
12/31/2007	14.96	0.17	0.93	1.10	(0.05)	(1.23)		14.78	7.45	464,641	25		0.60	1.06
12/31/2006	14.21	0.14	1.24	1.38	(0.13)	(0.50)		14.96	9.69	381,163	10		0.61	0.97

Class B
12/31/2010	11.30	0.10	2.86	2.96	(0.10)	(0.11)		14.05	26.19	6,033	12		0.40	0.84
12/31/2009	8.26	0.14	3.03	3.17	(0.13)	-		11.30	38.34	4,541	14		0.41	1.55
12/31/2008	14.95	0.20	(5.83)	(5.63)	(0.16)	(0.90)		8.26	(37.51)	2,613	30		0.41	1.55
12/31/2007	15.07	0.21	0.94	1.15	(0.04)	(1.23)		14.95	7.69	3,470	25		0.40	1.27
12/31/2006	14.22	0.19	1.22	1.41	(0.06)	(0.50)		15.07	9.91	2,804	10		0.41	1.26

JNL/Mellon Capital Management Small Cap Index Fund

Class A
12/31/2010	10.04	0.10	2.54	2.64	(0.07)	-		12.61	26.32	709,661	14		0.60	0.91
12/31/2009	7.97	0.09	2.10	2.19	(0.07)	(0.05)		10.04	27.54	470,449	17		0.61	1.08
12/31/2008	13.53	0.11	(4.87)	(4.76)	(0.15)	(0.65)		7.97	(35.01)	241,444	29		0.61	0.96
12/31/2007	14.79	0.18	(0.51)	(0.33)	(0.04)	(0.89)		13.53	(2.11)	361,126	21		0.60	1.21
12/31/2006	13.44	0.15	2.19	2.34	(0.12)	(0.87)		14.79	17.49	339,124	17		0.60	1.02

Class B
12/31/2010	10.14	0.12	2.57	2.69	(0.08)	-		12.75	26.58	5,158	14		0.40	1.08
12/31/2009	8.05	0.11	2.11	2.22	(0.08)	(0.05)		10.14	27.68	3,916	17		0.41	1.30
12/31/2008	13.66	0.14	(4.92)	(4.78)	(0.18)	(0.65)		8.05	(34.83)	2,299	29		0.41	1.17
12/31/2007	14.86	0.21	(0.50)	(0.29)	(0.02)	(0.89)		13.66	(1.84)	2,771	21		0.40	1.41
12/31/2006	13.42	0.20	2.16	2.36	(0.05)	(0.87)		14.86	17.66	2,714	17		0.40	1.33

JNL/Mellon Capital Management International Index Fund

Class A
12/31/2010	11.90	0.26	0.55	0.81	(0.23)	-		12.48	6.81	1,066,567	2		0.67	2.23
12/31/2009	9.41	0.25	2.50	2.75	(0.26)	0.00	(f)	11.90	29.28	721,755	2		0.69	2.43
12/31/2008	17.55	0.47	(8.00)	(7.53)	(0.30)	(0.31)		9.41	(42.92)	369,368	15		0.65	3.31
12/31/2007	16.54	0.40	1.29	1.69	(0.45)	(0.23)		17.55	10.39	645,505	5		0.65	2.23
12/31/2006	13.59	0.32	3.15	3.47	(0.37)	(0.15)		16.54	25.58	497,487	2		0.66	2.11

Class B
12/31/2010	12.26	0.30	0.56	0.86	(0.25)	-		12.87	7.01	21,720	2		0.47	2.48
12/31/2009	9.68	0.30	2.56	2.86	(0.28)	0.00	(f)	12.26	29.57	18,284	2		0.49	2.83
12/31/2008	18.04	0.52	(8.24)	(7.72)	(0.33)	(0.31)		9.68	(42.82)	6,256	15		0.45	3.55
12/31/2007	16.88	0.44	1.32	1.76	(0.37)	(0.23)		18.04	10.56	10,527	5		0.45	2.43
12/31/2006	13.60	0.22	3.30	3.52	(0.09)	(0.15)		16.88	25.93	5,982	2		0.47	1.40

JNL/Mellon Capital Management Bond Index Fund

Class A
12/31/2010	11.39	0.34	0.32	0.66	(0.30)	(0.02)		11.73	5.87	1,328,699	83	(n)	0.57	2.86
12/31/2009	11.07	0.42	0.21	0.63	(0.30)	(0.01)		11.39	5.65	793,123	87	(n)	0.60	3.67
12/31/2008	11.16	0.52	(0.10)	0.42	(0.51)	-		11.07	3.79	379,239	51	(n)	0.61	4.60
12/31/2007	10.92	0.52	0.18	0.70	(0.46)	-		11.16	6.43	349,683	45	(n)	0.60	4.68
12/31/2006	10.75	0.48	(0.09)	0.39	(0.22)	-		10.92	3.64	247,489	65	(n)	0.61	4.42

Class B
12/31/2010	11.71	0.38	0.34	0.72	(0.33)	(0.02)		12.08	6.14	2,865	83	(n)	0.37	3.08
12/31/2009	11.36	0.46	0.21	0.67	(0.31)	(0.01)		11.71	5.90	2,647	87	(n)	0.40	3.92
12/31/2008	11.44	0.56	(0.11)	0.45	(0.53)	-		11.36	3.98	1,596	51	(n)	0.41	4.81
12/31/2007	11.05	0.55	0.19	0.74	(0.35)	-		11.44	6.68	906	45	(n)	0.41	4.88
12/31/2006	10.70	0.50	(0.09)	0.41	(0.06)	-		11.05	3.85	692	65	(n)	0.41	4.65

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

	Net Asset Value Beginning of Period	Increase (Decrease) from Investment Operations (e)								Distributions from Net Realized Gains on Investment Transactions				Supplemental Data					Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)
Period Ended		Net Investment Income (Loss)			Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Distributions from Net Investment Income						Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)

JNL/Mellon Capital Management Global Alpha Fund

Class A
12/31/2010	$9.88	$(0.12)			$0.71	$0.59	$-			$(0.00)	(f	)	$10.47	6.00%	$200,918	0%			1.36%	(1.20)%
9/28(a) - 12/31/2009	10.00	(0.03)			(0.09)	(0.12)	-			-			9.88	(1.20)	62,275	0			1.35	(1.28)

Class B
12/31/2010	9.89	(0.10)			0.70	0.60	-			(0.00)	(f	)	10.49	6.09	196	0			1.16	(1.01)
9/28(a) - 12/31/2009	10.00	(0.03)			(0.08)	(0.11)	-			-			9.89	(1.10)	109	0			1.15	(1.09)

JNL/Oppenheimer Global Growth Fund

Class A
12/31/2010	9.14	0.09			1.31	1.40	(0.07)			-			10.47	15.38	401,636	25			1.06	0.97
12/31/2009	7.00	0.10			2.65	2.75	(0.12)			(0.49)			9.14	39.42	289,972	21			1.06	1.19
12/31/2008	14.97	0.21			(6.42)	(6.21)	(0.17)			(1.59)			7.00	(40.86)	176,084	22			1.06	1.71
12/31/2007	15.25	0.13			0.81	0.94	(0.12)			(1.10)			14.97	6.33	372,934	31			1.05	0.79
12/31/2006	13.53	0.08			2.21	2.29	(0.07)			(0.50)			15.25	16.96	349,246	30			1.06	0.58

Class B
12/31/2010	9.23	0.11			1.34	1.45	(0.09)			-			10.59	15.68	616	25			0.86	1.16
12/31/2009	7.07	0.11			2.68	2.79	(0.14)			(0.49)			9.23	39.58	507	21			0.86	1.40
12/31/2008	15.11	0.22			(6.46)	(6.24)	(0.21)			(1.59)			7.07	(40.69)	340	22			0.86	1.82
12/31/2007	15.35	0.17			0.81	0.98	(0.12)			(1.10)			15.11	6.56	397	31			0.85	1.02
12/31/2006	13.57	0.11			2.22	2.33	(0.05)			(0.50)			15.35	17.21	386	30			0.86	0.72

JNL/PAM Asia ex-Japan Fund

Class A
12/31/2010	8.14	0.03			1.55	1.58	(0.01)			-			9.71	19.40	150,646	75			1.31	0.40
12/31/2009	4.80	0.03			3.31	3.34	0.00	(f	)	-			8.14	69.59	108,276	39			1.27	0.46
12/31/2008	9.80	0.12			(5.03)	(4.91)	(0.09)			-			4.80	(50.09)	7,727	132			1.29	1.66
12/03(a) - 12/31/2007	10.00	(0.01)			(0.19)	(0.20)	-			-			9.80	(2.00)	11,747	0			1.30	(0.67)

Class B
12/31/2010	8.15	0.06			1.54	1.60	(0.02)			-			9.73	19.59	187	75			1.11	0.65
12/31/2009	4.80	0.06			3.29	3.35	0.00	(f	)	-			8.15	69.80	134	39			1.07	0.94
12/31/2008	9.80	0.13			(5.02)	(4.89)	(0.11)			-			4.80	(49.92)	57	132			1.09	1.73
12/03(a) - 12/31/2007	10.00	0.00			(0.20)	(0.20)	-			-			9.80	(2.00)	98	0			1.10	(0.47)

JNL/PAM China-India Fund

Class A
12/31/2010	7.71	0.04			1.26	1.30	-			(0.08)			8.93	16.93	385,002	40			1.33	0.46
12/31/2009	4.23	0.00	(f	)	3.48	3.48	-			-			7.71	82.27	233,497	73			1.33	0.05
12/31/2008	9.98	0.03			(5.78)	(5.75)	-			-			4.23	(57.62)	25,987	188			1.41	0.51
12/03(a) - 12/31/2007	10.00	(0.01)			(0.01)	(0.02)	-			-			9.98	(0.20)	4,888	0			1.40	(0.93)

Class B
12/31/2010	7.74	0.04			1.28	1.32	-			(0.08)			8.98	17.12	332	40			1.13	0.55
12/31/2009	4.24	0.03			3.47	3.50	-			-			7.74	82.55	239	73			1.13	0.40
12/31/2008	9.98	0.03			(5.77)	(5.74)	-			-			4.24	(57.52)	68	188			1.21	0.52
12/03(a) - 12/31/2007	10.00	(0.01)			(0.01)	(0.02)	-			-			9.98	(0.20)	100	0			1.20	(0.74)

JNL/PIMCO Real Return Fund

Class A
12/31/2010	11.57	0.17			0.72	0.89	(0.17)			(0.23)			12.06	7.72	1,794,823	536			0.82	1.36
12/31/2009	10.10	0.30			1.44	1.74	(0.27)			-			11.57	17.25	1,189,828	722			0.81	2.69
12/31/2008	11.09	0.39			(0.82)	(0.43)	(0.16)			(0.40)			10.10	(3.73)	663,938	2289			0.81	3.44
01/16(a) - 12/31/2007	10.00	0.43			0.66	1.09	-			-			11.09	10.90	397,393	1215	(o	)	0.80	4.27

Class B
12/31/2010	11.64	0.19			0.73	0.92	(0.18)			(0.23)			12.15	7.96	263	536			0.62	1.57
12/31/2009	10.13	0.32			1.48	1.80	(0.29)			-			11.64	17.76	237	722			0.61	2.97
12/31/2008	11.11	0.41			(0.82)	(0.41)	(0.17)			(0.40)			10.13	(3.57)	350	2289			0.61	3.63
01/16(a) - 12/31/2007	10.00	0.32			0.79	1.11	-			-			11.11	11.10	126	1215	(o	)	0.60	3.20

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

	Net Asset Value Beginning of Period	Increase (Decrease) from Investment Operations (e)						Distributions from Net Realized Gains on Investment Transactions				Supplemental Data					Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)
Period Ended		Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Distributions from Net Investment Income						Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)

JNL/PIMCO Total Return Bond Fund

Class A
12/31/2010	$12.19	$0.26	$0.65	$0.91	$(0.27)			$(0.48)			$12.35	7.57%	$3,248,237	489%			0.81%	2.05%
12/31/2009	11.07	0.48	1.24	1.72	(0.29)			(0.31)			12.19	15.45	2,348,470	177			0.81	4.04
12/31/2008	12.04	0.51	(0.48)	0.03	(0.53)			(0.47)			11.07	0.40	1,325,740	660			0.81	4.22
12/31/2007	11.66	0.54	0.42	0.96	(0.56)			(0.02)			12.04	8.25	1,037,811	119	(p	)	0.80	4.54
12/31/2006	11.70	0.50	(0.10)	0.40	(0.44)			0.00	(f	)	11.66	3.38	760,176	63	(p	)	0.81	4.20

Class B
12/31/2010	12.89	0.30	0.69	0.99	(0.29)			(0.48)			13.11	7.79	15,912	489			0.61	2.24
12/31/2009	11.67	0.53	1.30	1.83	(0.30)			(0.31)			12.89	15.66	14,110	177			0.61	4.21
12/31/2008	12.64	0.56	(0.51)	0.05	(0.55)			(0.47)			11.67	0.57	9,891	660			0.61	4.40
12/31/2007	12.22	0.59	0.45	1.04	(0.60)			(0.02)			12.64	8.53	8,145	119	(p	)	0.61	4.74
12/31/2006	11.91	0.55	(0.13)	0.42	(0.11)			0.00	(f	)	12.22	3.57	6,953	63	(p	)	0.60	4.51

JNL/PPM America High Yield Bond Fund

Class A
12/31/2010	6.15	0.52	0.44	0.96	(0.44)			-			6.67	15.63	900,088	66			0.76	7.81
12/31/2009	4.46	0.50	1.56	2.06	(0.37)			-			6.15	46.30	566,513	50			0.78	8.87
12/31/2008	7.43	0.59	(2.93)	(2.34)	(0.63)			-			4.46	(30.75)	188,010	78			0.79	8.82
12/31/2007	8.22	0.66	(0.75)	(0.09)	(0.70)			-			7.43	(1.10)	303,282	95			0.78	7.92
12/31/2006	7.95	0.62	0.21	0.83	(0.56)			-			8.22	10.51	365,753	62			0.80	7.49

Class B
12/31/2010	6.74	0.58	0.48	1.06	(0.45)			-			7.35	15.76	7,612	66			0.56	8.03
12/31/2009	4.86	0.55	1.71	2.26	(0.38)			-			6.74	46.58	5,989	50			0.58	9.22
12/31/2008	8.02	0.65	(3.17)	(2.52)	(0.64)			-			4.86	(30.65)	3,280	78			0.59	9.09
12/31/2007	8.81	0.72	(0.79)	(0.07)	(0.72)			-			8.02	(0.79)	3,999	95			0.58	8.12
12/31/2006	8.12	0.66	0.21	0.87	(0.18)			-			8.81	10.72	4,443	62			0.59	7.60

JNL/PPM America Mid Cap Value Fund

Class A
12/31/2010	8.25	0.03	2.41	2.44	(0.00)	(f	)	-			10.69	29.58	86,297	73			1.06	0.29
12/31/2009	5.62	0.05	2.61	2.66	(0.03)			-			8.25	47.38	20,020	89			1.06	0.77
03/31(a)-12/31/2008	10.00	0.07	(4.37)	(4.30)	(0.08)			-			5.62	(43.00)	5,011	154			1.06	1.05

Class B
12/31/2010	8.25	0.04	2.41	2.45	(0.00)	(f	)	-			10.70	29.70	122	73			0.86	0.43
12/31/2009	5.61	0.06	2.62	2.68	(0.04)			-			8.25	47.82	92	89			0.86	0.99
03/31(a)-12/31/2008	10.00	0.08	(4.38)	(4.30)	(0.09)			-			5.61	(42.94)	58	154			0.86	1.28

JNL/PPM America Small Cap Value Fund

Class A
12/31/2010	8.37	0.03	2.28	2.31	(0.01)			(0.54)			10.13	27.71	61,362	67			1.06	0.32
12/31/2009	6.27	0.04	2.09	2.13	(0.03)			-			8.37	33.97	15,861	114			1.06	0.60
03/31(a)-12/31/2008	10.00	0.06	(3.75)	(3.69)	(0.04)			-			6.27	(36.85)	8,356	66			1.06	1.02

Class B
12/31/2010	8.38	0.04	2.29	2.33	(0.02)			(0.54)			10.15	27.91	6,170	67			0.86	0.46
12/31/2009	6.27	0.05	2.10	2.15	(0.04)			-			8.38	34.30	3,850	114			0.86	0.68
03/31(a)-12/31/2008	10.00	0.07	(3.75)	(3.68)	(0.05)			-			6.27	(36.75)	87	66			0.86	1.15

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

	Net Asset Value Beginning of Period	Increase (Decrease) from Investment Operations (e)						Distributions from Net Realized Gains on Investment Transactions		Supplemental Data			Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)
Period Ended		Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Distributions from Net Investment Income				Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)

JNL/PPM America Value Equity Fund

Class A
12/31/2010	$10.46	$0.14	$1.68	$1.82	$(0.13)			$-	$12.15	17.46%	$113,586	36%	0.86%	1.29%
12/31/2009	7.57	0.14	3.23	3.37	(0.48)			-	10.46	44.58	93,660	63	0.86	1.65
12/31/2008	19.15	0.35	(9.54)	(9.19)	(0.39)			(2.00)	7.57	(47.21)	87,770	96	0.86	2.28
12/31/2007	20.44	0.33	(1.48)	(1.15)	(0.14)			-	19.15	(5.63)	219,654	86	0.86	1.55
12/31/2006	18.09	0.17	2.19	2.36	(0.01)			-	20.44	13.03	165,734	145	0.97	0.92

Class B
12/31/2010	10.50	0.15	1.69	1.84	(0.15)			-	12.19	17.55	372	36	0.66	1.37
12/31/2009	7.62	0.16	3.24	3.40	(0.52)			-	10.50	44.72	675	63	0.66	1.61
12/31/2008	19.30	0.37	(9.61)	(9.24)	(0.44)			(2.00)	7.62	(47.07)	76	96	0.66	2.53
12/31/2007	20.60	0.37	(1.48)	(1.11)	(0.19)			-	19.30	(5.36)	132	86	0.66	1.75
12/31/2006	18.20	0.22	2.18	2.40	0.00	(f	)	-	20.60	13.21	129	145	0.77	1.14

JNL/Red Rocks Listed Private Equity Fund

Class A
12/31/2010	8.03	0.07	2.04	2.11	(0.02)			(0.05)	10.07	26.32	643,051	24	1.18	0.76
12/31/2009	5.91	0.07	2.31	2.38	(0.25)			(0.01)	8.03	40.33	223,873	34	1.20	0.92
10/06(a)-12/31/2008	10.00	0.04	(4.10)	(4.06)	(0.03)	(s	)	-	5.91	(40.56)	15,265	6	1.22	2.55

Class B
12/31/2010	8.04	0.07	2.06	2.13	(0.02)			(0.05)	10.10	26.53	234	24	0.98	0.85
12/31/2009	5.91	0.09	2.31	2.40	(0.26)			(0.01)	8.04	40.62	156	34	1.00	1.36
10/06(a)-12/31/2008	10.00	0.03	(4.08)	(4.05)	(0.04)	(s	)	-	5.91	(40.54)	66	6	1.02	1.82

JNL/S&P Managed Conservative Fund (h)

Class A
12/31/2010	10.34	0.18	0.72	0.90	(0.24)			-	11.00	8.70	979,568	9	0.17	1.67
12/31/2009	9.35	0.26	1.00	1.26	(0.17)			(0.10)	10.34	13.53	623,958	11	0.18	2.66
12/31/2008	11.47	0.32	(1.90)	(1.58)	(0.39)			(0.15)	9.35	(13.75)	407,426	30	0.19	2.95
12/31/2007	11.29	0.34	0.37	0.71	(0.27)			(0.26)	11.47	6.30	264,755	54	0.18	2.92
12/31/2006	10.70	0.20	0.64	0.84	(0.18)			(0.07)	11.29	7.85	137,126	39	0.19	1.82

JNL/S&P Managed Moderate Fund (h)

Class A
12/31/2010	10.41	0.15	1.02	1.17	(0.19)			-	11.39	11.30	1,665,098	5	0.15	1.41
12/31/2009	8.97	0.25	1.43	1.68	(0.12)			(0.12)	10.41	18.63	1,021,335	6	0.17	2.57
12/31/2008	12.21	0.26	(2.85)	(2.59)	(0.41)			(0.24)	8.97	(21.24)	557,615	28	0.18	2.36
12/31/2007	11.90	0.28	0.64	0.92	(0.29)			(0.32)	12.21	7.74	521,470	30	0.19	2.26
12/31/2006	11.04	0.17	0.97	1.14	(0.13)			(0.15)	11.90	10.39	314,249	35	0.19	1.44

JNL/S&P Managed Moderate Growth Fund (h)

Class A
12/31/2010	10.54	0.13	1.26	1.39	(0.13)			-	11.80	13.18	2,861,191	6	0.15	1.16
12/31/2009	8.79	0.21	1.86	2.07	(0.07)			(0.25)	10.54	23.46	1,774,984	13	0.16	2.14
12/31/2008	13.20	0.17	(3.80)	(3.63)	(0.27)			(0.51)	8.79	(27.50)	997,961	28	0.16	1.45
12/31/2007	13.08	0.19	0.92	1.11	(0.28)			(0.71)	13.20	8.65	1,403,279	34	0.16	1.34
12/31/2006	12.13	0.12	1.36	1.48	(0.12)			(0.41)	13.08	12.17	1,123,984	29	0.16	0.97

JNL/S&P Managed Growth Fund (h)

Class A
12/31/2010	9.71	0.08	1.49	1.57	(0.10)			-	11.18	16.12	2,140,816	7	0.15	0.75
12/31/2009	7.94	0.14	2.09	2.23	(0.16)			(0.30)	9.71	28.06	1,479,759	8	0.16	1.55
12/31/2008	13.84	0.10	(5.00)	(4.90)	(0.07)			(0.93)	7.94	(35.36)	808,800	32	0.16	0.80
12/31/2007	13.62	0.12	1.05	1.17	(0.24)			(0.71)	13.84	8.70	1,388,072	34	0.15	0.86
12/31/2006	12.56	0.07	1.71	1.78	(0.07)			(0.65)	13.62	14.15	1,246,802	34	0.16	0.53

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

	Net Asset Value Beginning of Period	Increase (Decrease) from Investment Operations (e)						Distributions from Net Realized Gains on Investment Transactions				Supplemental Data			Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)
Period Ended		Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Distributions from Net Investment Income						Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)

JNL/S&P Managed Aggressive Growth Fund (h)

Class A
12/31/2010	$10.46	$0.08	$1.71	$1.79	$(0.08)			$-			$12.17	17.09%	$788,664	11%	0.17%	0.76%
12/31/2009	8.39	0.10	2.51	2.61	(0.21)			(0.33)			10.46	31.05	582,868	19	0.19	1.07
12/31/2008	14.89	0.06	(5.90)	(5.84)	(0.05)			(0.61)			8.39	(39.16)	414,718	42	0.18	0.50
12/31/2007	13.91	0.08	1.19	1.27	(0.24)			(0.05)			14.89	9.17	702,285	46	0.17	0.56
12/31/2006	12.80	0.04	1.95	1.99	(0.04)			(0.84)			13.91	15.57	672,325	33	0.17	0.28

JNL/S&P Disciplined Moderate Fund (h)

Class A
12/31/2010	8.94	0.18	0.81	0.99	(0.08)			-			9.85	11.10	346,433	21	0.18	1.93
12/31/2009	7.72	0.23	1.21	1.44	(0.16)			(0.06)			8.94	18.67	168,455	12	0.19	2.75
12/31/2008	10.70	0.27	(3.12)	(2.85)	(0.09)			(0.04)			7.72	(26.60)	58,062	27	0.19	2.91
01/16(a) - 12/31/2007	10.00	0.48	0.22	0.70	-			-			10.70	7.00	34,588	31	0.18	4.75

JNL/S&P Disciplined Moderate Growth Fund (h)

Class A
12/31/2010	8.10	0.14	0.94	1.08	(0.09)			-			9.09	13.29	376,092	26	0.18	1.64
12/31/2009	6.81	0.21	1.34	1.55	(0.17)			(0.09)			8.10	22.77	206,365	16	0.19	2.78
12/31/2008	10.67	0.23	(3.94)	(3.71)	(0.09)			(0.06)			6.81	(34.76)	74,452	29	0.19	2.60
01/16(a) - 12/31/2007	10.00	0.35	0.32	0.67	-			-			10.67	6.70	40,459	31	0.18	3.49

JNL/S&P Disciplined Growth Fund (h)

Class A
12/31/2010	7.64	0.13	0.84	0.97	(0.09)			-			8.52	12.74	137,476	28	0.18	1.71
12/31/2009	6.31	0.20	1.40	1.60	(0.17)			(0.10)			7.64	25.39	80,863	24	0.19	2.87
12/31/2008	10.65	0.22	(4.40)	(4.18)	(0.10)			(0.06)			6.31	(39.21)	26,133	48	0.19	2.55
01/16(a) - 12/31/2007	10.00	0.36	0.29	0.65	-			-			10.65	6.50	16,525	28	0.19	3.58

JNL/S&P Competitive Advantage Fund

Class A
12/31/2010	9.95	0.14	1.11	1.25	(0.08)			(0.42)			10.70	12.63	296,032	77	0.71	1.35
12/31/2009	6.90	0.11	2.94	3.05	0.00	(f	)	-			9.95	44.22	254,695	101	0.72	1.28
12/31/2008	9.92	0.16	(3.08)	(2.92)	(0.10)			-			6.90	(29.40)	90,399	97	0.71	1.81
12/03(a) - 12/31/2007	10.00	0.01	(0.08)	(0.07)	(0.01)			-			9.92	(0.74)	15,294	0	0.70	1.46

Class B
12/31/2010	9.94	0.16	1.12	1.28	(0.10)			(0.42)			10.70	12.87	59	77	0.51	1.55
12/31/2009	6.87	0.14	2.93	3.07	0.00	(f	)	-			9.94	44.70	50	101	0.52	1.57
12/31/2008	9.92	0.15	(3.08)	(2.93)	(0.12)			-			6.87	(29.59)	14	97	0.51	1.61
12/03(a) - 12/31/2007	10.00	0.01	(0.08)	(0.07)	(0.01)			-			9.92	(0.67)	99	0	0.47	1.93

JNL/S&P Dividend Income & Growth Fund

Class A
12/31/2010	8.69	0.31	1.26	1.57	(0.11)			(0.39)			9.76	18.24	440,926	38	0.70	3.33
12/31/2009	7.04	0.23	1.42	1.65	0.00	(f	)	-			8.69	23.47	239,392	84	0.72	3.24
12/31/2008	9.77	0.35	(2.89)	(2.54)	(0.19)			0.00	(f	)	7.04	(25.93)	101,329	64	0.71	4.47
12/03(a) - 12/31/2007	10.00	0.02	(0.24)	(0.22)	(0.01)			-			9.77	(2.24)	7,203	0	0.70	2.03

Class B
12/31/2010	8.70	0.33	1.28	1.61	(0.12)			(0.39)			9.80	18.65	166	38	0.50	3.57
12/31/2009	7.03	0.25	1.42	1.67	0.00	(f	)	-			8.70	23.79	158	84	0.52	3.40
12/31/2008	9.75	0.36	(2.88)	(2.52)	(0.20)			0.00	(f	)	7.03	(25.79)	120	64	0.51	4.41
12/03(a) - 12/31/2007	10.00	0.03	(0.26)	(0.23)	(0.02)			-			9.75	(2.28)	98	0	0.47	3.29

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

	Net Asset Value Beginning of Period	Increase (Decrease) from Investment Operations (e)										Distributions from Net Realized Gains on Investment Transactions				Supplemental Data							Ratio of Expenses to Average Net Assets (c)			Ratio of Net Investment Income (Loss) to Average Net Assets (c)
Period Ended		Net Investment Income (Loss)			Net Realized & Unrealized Gains (Losses)	Total from Investment Operations			Distributions from Net Investment Income						Net Asset Value, End of Period	Total Return (b)			Net Assets, End of Period (in thousands)	Portfolio Turnover (d)

JNL/S&P Intrinsic Value Fund

Class A
12/31/2010	$9.75	$0.15			$1.24	$1.39			$(0.08)			$(1.09)			$9.97	14.39%			$319,617	103%			0.71%			1.52%
12/31/2009	6.21	0.11			3.43	3.54			0.00	(f	)	-			9.75	57.04			246,578	151			0.72			1.40
12/31/2008	9.91	0.15			(3.70)	(3.55)			(0.09)			(0.06)			6.21	(35.84)			96,643	98			0.71			1.88
12/03(a) - 12/31/2007	10.00	0.02			(0.10)	(0.08)			(0.01)			-			9.91	(0.81)			18,261	0			0.70			2.06

Class B
12/31/2010	9.80	0.17			1.26	1.43			(0.09)			(1.09)			10.05	14.74			100	103			0.51			1.68
12/31/2009	6.21	0.12			3.47	3.59			0.00	(f	)	-			9.80	57.84			108	151			0.52			1.45
12/31/2008	9.91	0.14			(3.68)	(3.54)			(0.10)			(0.06)			6.21	(35.73)			35	98			0.51			1.55
12/03(a) - 12/31/2007	10.00	0.02			(0.09)	(0.07)			(0.02)			-			9.91	(0.71)			99	0			0.48			2.37

JNL/S&P Total Yield Fund

Class A
12/31/2010	9.10	0.16			0.75	0.91			(0.07)			(0.20)			9.74	10.08			281,137	88			0.71			1.71
12/31/2009	6.37	0.10			2.63	2.73			0.00	(f	)	-			9.10	42.88			212,981	126			0.72			1.28
12/31/2008	10.07	0.20			(3.79)	(3.59)			(0.11)			0.00	(f	)	6.37	(35.67)			103,601	115			0.71			2.38
12/03(a) - 12/31/2007	10.00	0.01			0.06	0.07			0.00	(f	)	-			10.07	0.74			9,806	0			0.70			1.26

Class B
12/31/2010	9.11	0.18			0.75	0.93			(0.08)			(0.20)			9.76	10.30			65	88			0.51			1.90
12/31/2009	6.37	0.11			2.63	2.74			0.00	(f	)	-			9.11	43.04			55	126			0.52			1.50
12/31/2008	10.07	0.20			(3.78)	(3.58)			(0.12)			0.00	(f	)	6.37	(35.58)			88	115			0.51			2.35
12/03(a) - 12/31/2007	10.00	0.01			0.07	0.08			(0.01)			-			10.07	0.81			101	0			0.48			1.64

JNL/S&P 4 Fund (h)

Class A
12/31/2010	9.55	0.09			1.23	1.32			-			(0.01)			10.86	13.79			843,945	10			0.05			0.90
12/31/2009	6.79	(0.00)	(f	)	2.84	2.84			(0.08)			0.00	(f	)	9.55	41.85			627,405	12			0.06			(0.03)
12/31/2008	9.93	0.21			(3.35)	(3.14)			0.00	(f	)	-			6.79	(31.62)			265,183	15			0.06			2.54
12/03(a) - 12/31/2007	10.00	0.02			(0.09)	(0.07)			-			-			9.93	(0.70)			22,194	0			0.05			2.85

JNL/Select Balanced Fund

Class A
12/31/2010	15.01	0.28			1.34	1.62			(0.18)			-			16.45	10.83			1,290,162	46	(q	)	0.76			1.84
12/31/2009	12.81	0.34			2.19	2.53			(0.33)			-			15.01	19.78			736,864	54	(q	)	0.78			2.53
12/31/2008	17.56	0.48			(4.18)	(3.70)			(0.39)			(0.66)			12.81	(20.79)			455,105	60	(q	)	0.78			2.98
12/31/2007	17.35	0.48			0.81	1.29			(0.37)			(0.71)			17.56	7.49			526,511	41	(q	)	0.78			2.62
12/31/2006	15.75	0.42			1.73	2.15			(0.31)			(0.24)			17.35	13.65			439,868	46	(q	)	0.79			2.55

Class B
12/31/2010	15.29	0.32			1.35	1.67			(0.19)			-			16.77	10.99			1,041	46	(q	)	0.56			2.04
12/31/2009	13.03	0.38			2.24	2.62			(0.36)			-			15.29	20.08			855	54	(q	)	0.58			2.74
12/31/2008	17.84	0.52			(4.25)	(3.73)			(0.42)			(0.66)			13.03	(20.62)			662	60	(q	)	0.58			3.21
12/31/2007	17.39	0.52			0.81	1.33			(0.17)			(0.71)			17.84	7.73			665	41	(q	)	0.58			2.83
12/31/2006	15.64	0.45			1.72	2.17			(0.18)			(0.24)			17.39	13.89			276	46	(q	)	0.59			2.75

JNL/Select Money Market Fund

Class A
12/31/2010	1.00	0.00	(f	)	-	0.00	(f	)	0.00	(f	)	-			1.00	0.00			706,007	n/a			0.27	(w	)	0.00	(w	)
12/31/2009	1.00	0.00	(f	)	-	0.00	(f	)	0.00	(f	)	-			1.00	0.15	(v	)	1,140,511	n/a			0.47	(w	)	0.16	(w	)
12/31/2008	1.00	0.02			-	0.02			(0.02)			-			1.00	2.20	(r	)	1,340,054	n/a			0.57			2.08
12/31/2007	1.00	0.05			-	0.05			(0.05)			-			1.00	4.76			651,204	n/a			0.58			4.63
12/31/2006	1.00	0.04			-	0.04			(0.04)			-			1.00	4.49			269,095	n/a			0.59			4.42

Class B
12/31/2010	1.00	0.00	(f	)	-	0.00	(f	)	0.00	(f	)	-			1.00	0.00			7,245	n/a			0.27	(w	)	0.00	(w	)
12/31/2009	1.00	0.00	(f	)	-	0.00	(f	)	0.00	(f	)	-			1.00	0.21	(v	)	7,270	n/a			0.37	(w	)	0.24	(w	)
12/31/2008	1.00	0.02			-	0.02			(0.02)			-			1.00	2.40	(r	)	7,220	n/a			0.37			2.32
12/31/2007	1.00	0.05			-	0.05			(0.05)			-			1.00	4.97			4,617	n/a			0.38			4.84
12/31/2006	1.00	0.05			-	0.05			(0.05)			-			1.00	4.70			2,955	n/a			0.39			4.80

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

	Net Asset Value Beginning of Period	Increase (Decrease) from Investment Operations (e)								Distributions from Net Realized Gains on Investment Transactions				Supplemental Data					Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)
Period Ended		Net Investment Income (Loss)			Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Distributions from Net Investment Income						Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)

JNL/Select Value Fund

Class A
12/31/2010	$15.41	$0.21			$1.90	$2.11	$(0.15)			$-			$17.37	13.70%	$1,138,293	25%			0.80%	1.34%
12/31/2009	12.60	0.22			2.80	3.02	(0.21)			-			15.41	23.98	762,013	42			0.82	1.64
12/31/2008	19.33	0.32			(6.76)	(6.44)	(0.01)			(0.28)			12.60	(33.35)	484,751	54			0.83	1.97
12/31/2007	19.42	0.29			1.22	1.51	(0.26)			(1.34)			19.33	7.90	538,410	41			0.83	1.39
12/31/2006	16.90	0.25			3.28	3.53	(0.31)			(0.70)			19.42	20.86	481,805	34			0.84	1.37

Class B
12/31/2010	15.65	0.25			1.93	2.18	(0.17)			-			17.66	13.92	17,032	25			0.60	1.53
12/31/2009	12.79	0.25			2.84	3.09	(0.23)			-			15.65	24.18	14,220	42			0.62	1.87
12/31/2008	19.57	0.36			(6.85)	(6.49)	(0.01)			(0.28)			12.79	(33.19)	10,950	54			0.63	2.13
12/31/2007	19.66	0.33			1.25	1.58	(0.33)			(1.34)			19.57	8.13	15,294	41			0.63	1.59
12/31/2006	16.91	0.34			3.22	3.56	(0.11)			(0.70)			19.66	21.05	12,976	34			0.64	1.76

JNL/T. Rowe Price Established Growth Fund

Class A
12/31/2010	18.18	(0.02)			3.07	3.05	(0.01)			-			21.22	16.76	1,475,748	35			0.88	(0.10)
12/31/2009	12.70	0.02			5.50	5.52	(0.04)			-			18.18	43.49	916,445	62			0.91	0.12
12/31/2008	22.49	0.06			(9.69)	(9.63)	(0.02)			(0.14)			12.70	(42.85)	581,447	54			0.90	0.30
12/31/2007	21.84	0.09			2.16	2.25	(0.08)			(1.52)			22.49	10.12	1,043,708	56			0.88	0.40
12/31/2006	19.44	0.09			2.57	2.66	(0.09)			(0.17)			21.84	13.70	750,771	46			0.90	0.46

Class B
12/31/2010	18.37	0.02			3.11	3.13	(0.03)			-			21.47	17.02	35,881	35			0.68	0.09
12/31/2009	12.83	0.05			5.57	5.62	(0.08)			-			18.37	43.79	30,411	62			0.71	0.33
12/31/2008	22.69	0.09			(9.79)	(9.70)	(0.02)			(0.14)			12.83	(42.75)	19,925	54			0.70	0.50
12/31/2007	22.02	0.15			2.09	2.24	(0.12)			(1.45)			22.69	10.31	34,482	56			0.68	0.62
12/31/2006	19.50	0.14			2.58	2.72	(0.03)			(0.17)			22.02	13.95	32,185	46			0.70	0.64

JNL/T. Rowe Price Mid-Cap Growth Fund

Class A
12/31/2010	23.79	0.00	(f	)	6.62	6.62	(0.04)			(0.59)			29.78	27.86	1,366,836	27			1.01	0.01
12/31/2009	16.20	(0.05)			7.65	7.60	-			(0.01)	(x	)	23.79	46.93	820,894	32			1.02	(0.26)
12/31/2008	30.37	(0.04)			(12.33)	(12.37)	-			(1.80)			16.20	(40.68)	425,184	37			1.02	(0.14)
12/31/2007	29.05	(0.01)			4.97	4.96	0.00	(f	)	(3.64)			30.37	17.26	697,484	45			1.02	(0.04)
12/31/2006	29.64	0.05			1.96	2.01	(0.05)			(2.55)			29.05	6.76	625,869	37			1.02	0.16

Class B
12/31/2010	24.19	0.05			6.74	6.79	(0.08)			(0.59)			30.31	28.10	38,125	27			0.81	0.17
12/31/2009	16.44	(0.01)			7.77	7.76	-			(0.01)	(x	)	24.19	47.22	28,372	32			0.82	(0.05)
12/31/2008	30.71	0.01			(12.48)	(12.47)	-			(1.80)			16.44	(40.56)	17,811	37			0.82	0.05
12/31/2007	29.28	0.06			5.01	5.07	0.00	(f	)	(3.64)			30.71	17.50	29,638	45			0.82	0.18
12/31/2006	29.76	0.03			2.05	2.08	(0.01)			(2.55)			29.28	6.97	24,998	37			0.81	0.08

JNL/T. Rowe Price Short-Term Bond Fund

Class A
12/31/2010	9.71	0.18			0.10	0.28	(0.11)			-			9.88	2.94	872,892	54			0.72	1.83
12/31/2009	9.36	0.25			0.47	0.72	(0.28)			(0.09)			9.71	7.64	484,832	102			0.74	2.56
12/31/2008	10.49	0.40			(1.04)	(0.64)	(0.45)			(0.04)			9.36	(5.97)	295,409	134			0.74	3.86
12/31/2007	10.31	0.49			0.01	0.50	(0.32)			-			10.49	4.82	311,237	73	(l	)	0.75	4.62
05/01(a)-12/31/2006	10.00	0.31			0.00	0.31	-			-			10.31	3.10	327,071	109	(l	)	0.74	4.52

Class B
12/31/2010	9.76	0.20			0.11	0.31	(0.12)			-			9.95	3.22	88	54			0.52	2.03
12/31/2009	9.41	0.26			0.47	0.73	(0.29)			(0.09)			9.76	7.74	211	102			0.54	2.57
12/31/2008	10.53	0.42			(1.03)	(0.61)	(0.47)			(0.04)			9.41	(5.66)	50	134			0.54	4.05
12/31/2007	10.33	0.50			0.01	0.51	(0.31)			-			10.53	4.95	118	73	(l	)	0.55	4.74
05/01(a)-12/31/2006	10.00	0.32			0.01	0.33	-			-			10.33	3.30	103	109	(l	)	0.54	4.72

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

	Net Asset Value Beginning of Period	Increase (Decrease) from Investment Operations (e)				Distributions from Net Realized Gains on Investment Transactions		Supplemental Data			Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)
Period Ended		Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Distributions from Net Investment Income		Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)

JNL/T. Rowe Price Value Fund

Class A
12/31/2010	$9.44	$0.19	$1.31	$1.50	$(0.10)	$-	$10.84	15.89%	$1,136,182	27%	0.94%	1.97%
12/31/2009	6.98	0.15	2.44	2.59	(0.13)	-	9.44	37.09	727,672	21	0.96	1.89
12/31/2008	14.65	0.20	(6.20)	(6.00)	(0.24)	(1.43)	6.98	(40.47)	412,536	29	0.96	1.65
12/31/2007	15.62	0.26	(0.14)	0.12	(0.20)	(0.89)	14.65	0.85	707,468	33	0.95	1.59
12/31/2006	13.93	0.22	2.57	2.79	(0.13)	(0.97)	15.62	20.11	681,711	26	0.96	1.48

Class B
12/31/2010	9.67	0.22	1.33	1.55	(0.11)	-	11.11	16.04	594	27	0.74	2.19
12/31/2009	7.14	0.17	2.50	2.67	(0.14)	-	9.67	37.46	549	21	0.76	2.16
12/31/2008	14.95	0.23	(6.34)	(6.11)	(0.27)	(1.43)	7.14	(40.39)	385	29	0.76	1.85
12/31/2007	15.83	0.29	(0.14)	0.15	(0.14)	(0.89)	14.95	1.03	641	33	0.75	1.73
12/31/2006	14.03	0.26	2.58	2.84	(0.07)	(0.97)	15.83	20.30	391	26	0.76	1.71

(a)	Commencement of operations.

(b)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)	Annualized for periods less than one year.

(d)

Not annualized for periods of less than one year. Portfolio turnover rate is based on the Feeder Funds or fund of fund’s purchases or sales of the Master Fund or underlying funds, respectively. Portfolio turnover excludes dollar roll transactions.

(e)	Calculated using the average shares method.

(f)	Amount represents less than $0.005.

(g)

Includes dividend expense and borrowing fees on securities sold short for JNL/Goldman Sachs U.S. Equity Flex Fund of 0.72%, 0.37%, 0.40% and 1.06% for Class A and B shares for the years ended December 31, 2010, 2009, 2008 and 2007, respectively.

(h)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying fund’s expenses.

(i)	Portfolio turnover including dollar roll transactions for JNL/Franklin Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(j)

Includes dividend expense and borrowing fees on securities sold short for JNL/Franklin Templeton Mutual Shares Fund of 0.05%, 0.01% and 0.01% for Class A and B shares for the periods ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.

(k)

Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 570%, 332%, 484% and 1,137% in 2006, 2007, 2009 and 2010, respectively. The Fund had no dollar roll transactions for year ended December 31, 2008.

(l)

Portfolio turnover including dollar roll transactions for JNL/T. Rowe Price Short-Term Bond Fund was 118% and 78% for 2006 and 2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(m)

Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 524% and 217% in 2006 and 2007, respectively. The Fund had no dollar roll transactions for the periods ending after December 31, 2007.

(n)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 79%, 52%, 52%, 90% and 83% in 2006, 2007, 2008, 2009 and 2010, respectively.

(o)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(p)

Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return Bond Fund was 271% and 402% in 2006 and 2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(q)	Portfolio turnover including dollar roll transactions for JNL/Select Balanced Fund was 64%, 76%, 76%, 81% and 90% in 2006, 2007, 2008, 2009 and 2010, respectively.

(r)

For the year ended December 31, 2008, the Adviser voluntarily contributed capital to the JNL/Select Money Market Fund. The return for Class A and Class B shares without the contribution was 2.00% and 2.18%, respectively.

(s)	Distribution amount includes a return of capital distribution which was less than $0.005 per share.

(t)

Total return for the JNL/Invesco International Growth Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.63% and 39.63%, respectively.

(u)

Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.07% and 36.40%, respectively.

(v)

Total return for the JNL/Select Money Market Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 0.14% and 0.20%, respectively.

(w)

For the JNL/Select Money Market Fund, the ratios of expense to average net assets for Class A and Class B shares without the expense waivers were 0.57% and 0.37% and 0.57% and 0.37%, respectively, for the years ended December 31, 2010 and 2009, and the . ratios of net investment income to average net assets for Class A and Class B shares without the waivers were (0.30%) and (0.10%) and 0.06% and 0.24% for the years ended December 31, 2010 and 2009, respectively.

(x)

Distribution amount for the JNL/T. Rowe Price Mid-Cap Growth Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2009.

(y)

For the JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, and JNL/BlackRock Global Allocation Fund the ratios of expense to average net assets for Class A and Class B shares without the expense waivers were 1.10% and 0.85%, 1.10% and 0.85%, 1.15%, and 0.90%, 1.10% and 0.85%, 1.25% and 1.00%, 1.45% and 1.20%, and 1.26% and 1.06%, respectively; and the ratios of net income to average net assets for Class A and Class B shares without expense waivers were 4.07% and 6.13%, 6.43% and 8.44%, 1.33% and 2.51%, 3.32% and 3.82%, 3.38% and 6.44%, 2.98% and 3.14%, and 11.84% and 13.96%, respectively.

(z)	Portfolio turnover including dollar roll transactions for JNL/Capital Guardian Global Balanced Fund was 52% in 2010.

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Financial Statements

December 31, 2010

NOTE 1. ORGANIZATION

The JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the state of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and its shares are registered under the Securities Act of 1933 (“1933 Act”), as amended. The Trust currently offers shares in seventy-nine (79) separate funds (each a “Fund”, and collectively, “Funds”), each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”) and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. JNAM serves as investment adviser to each of the Funds. Shares are presently offered to Jackson, Jackson National Life Insurance Company of New York, and affiliated separate accounts to fund the benefits of variable annuity and variable life policies. Shares are also sold to qualified and non-qualified retirement plans as well as certain affiliated “funds of funds”. The Funds offered by the Trust and each Fund’s Adviser/Sub-adviser are:

Adviser/Sub-Adviser:	Fund: (Sub-Sub-advisers are in parenthesis)

BlackRock Investment Management, LLC	JNL/BlackRock Commodity Securities Fund and JNL/BlackRock Global Allocation Fund. The JNL/BlackRock Global Allocation Fund utilizes a Master Feeder structure.
Capital Guardian Trust Company	JNL/Capital Guardian Global Balanced Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian U.S. Growth Equity Fund
Capital Research and Management Company (Investment Adviser to each Master Fund)	JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund. These funds are collectively known as “JNL American Funds”. The JNL American Funds each utilize a Master Feeder structure.
Eagle Asset Management, Inc.	JNL/Eagle Core Equity Fund and JNL/Eagle SmallCap Equity Fund
Templeton Global Advisors Limited	JNL/Franklin Templeton Global Growth Fund
Franklin Advisers, Inc.	JNL/Franklin Templeton Income Fund
Franklin Mutual Advisers, LLC	JNL/Franklin Templeton Mutual Shares Fund
Franklin Advisory Services, LLC	JNL/Franklin Templeton Small Cap Value Fund
Franklin Templeton Institutional, LLC	JNL/Franklin Templeton International Small Cap Growth Fund
Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management International (sub-sub-adviser)	JNL/Goldman Sachs Core Plus Bond Fund (Goldman Sachs Asset Management International), JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/Goldman Sachs U.S. Equity Flex Fund
Invesco Advisers, Inc. Invesco Asset Management Ltd. (sub-sub-adviser)	JNL/Invesco Global Real Estate Fund (Invesco Asset Management Ltd.), JNL/Invesco International Growth Fund, JNL/Invesco Large Cap Growth Fund, JNL/Invesco Small Cap Growth Fund
Ivy Investment Management Company	JNL/Ivy Asset Strategy Fund
JNAM	JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund; the funds are collectively known as “JNL Institutional Alt Funds”. JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund. All have a fund of funds structure.
J.P. Morgan Investment Management Inc.	JNL/JPMorgan International Value Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund
Lazard Asset Management, LLC	JNL/Lazard Emerging Markets Fund and JNL/Lazard Mid Cap Equity Fund
M&G Investment Management Limited*	JNL/M&G Global Basics Fund and JNL/M&G Global Leaders Fund
Mellon Capital Management Corporation	JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Global Alpha Fund

JNL Series Trust

Notes to Financial Statements

December 31, 2010

Adviser/Sub-Adviser:	Fund: (Sub-Sub-advisers are in parenthesis)

OppenheimerFunds, Inc.	JNL/Oppenheimer Global Growth Fund
Pacific Investment Management Company LLC	JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund
PPM America, Inc.*	JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Value Equity Fund
Prudential Asset Management (Singapore) Limited*	JNL/PAM Asia ex-Japan Fund and JNL/PAM China-India Fund
Red Rocks Capital LLC	JNL/Red Rocks Listed Private Equity Fund
Standard & Poor’s Investment Advisory Services LLC	JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund (all co-Sub-Advised by Mellon Capital Management Corporation)
Standard & Poor’s Investment Advisory Services LLC	JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, JNL/S&P Disciplined Growth Fund. The funds are collectively known as “JNL/S&P Funds” and each utilizes a fund of funds structure which invests in other affiliated underlying funds.
Wellington Management Company, LLP	JNL/Select Balanced Fund, JNL/Select Money Market Fund, JNL/Select Value Fund
T. Rowe Price Associates, Inc.	JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund
*	M&G Investment Management Limited, PPM America, Inc., and Prudential Asset Management (Singapore) Limited are affiliates of JNAM.

The Trust consists of all diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/American Funds Global Bond Fund, JNL/BlackRock Commodity Securities Fund, JNL/BlackRock Global Allocation Fund, JNL Institutional Alt Funds, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Mid Cap Equity Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/PAM Asia ex-Japan Fund, JNL/PAM China-India Fund, JNL/PIMCO Real Return Fund, JNL/Red Rocks Listed Private Equity Fund, JNL/S&P Funds, JNL/S&P 4 Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund and JNL/S&P Total Yield Fund.

Each Fund, except the JNL Institutional Alt Funds, JNL/S&P Funds, JNL/S&P 4 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund and JNL/Mellon Capital Management Index 5 Fund, offers Class A and Class B shares. The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Each of the JNL American Funds and the JNL/BlackRock Global Allocation Fund operate as a “Feeder Fund” and seeks to achieve its investment objective by investing primarily all its investable assets in a separate mutual fund (“Master Fund”). Each of the JNL American Fund’s Master Fund is a series of American Funds Insurance Series® (“American Funds”), a registered open-end management investment company, that has the same investment objective as each corresponding Feeder Fund. The JNL/BlackRock Global Allocation Fund’s Master Fund is a series of BlackRock Series Fund, Inc., a registered open-end management investment company, that has the same investment objective as the Feeder Fund. Each Master Fund directly acquires securities and the Feeder Fund investing in the Master Fund acquires an indirect interest in those securities. The Master Funds’ accounting policies are outlined in each Master Fund’s shareholder report. As of December 31, 2010, each American Fund Feeder Fund owned less than 5% in its corresponding Master Fund. The JNL/BlackRock Global Allocation Fund owned 36.2% in its corresponding Master Fund. This report should be read in conjunction with the Master Funds’ shareholder reports, which accompany this report.

Effective May 3, 2010, the Sub-Adviser for JNL/Capital Guardian International Small Cap Fund was changed from Capital Guardian Trust Company to Franklin Templeton Institutional, LLC. The name of the Fund was changed to JNL/Franklin Templeton International Small Cap Growth Fund.

Effective October 11, 2010, the Sub-Adviser for JNL/Credit Suisse Commodity Securities Fund was changed from Credit Suisse Asset Management, LLC to BlackRock Investment Management, LLC and the Sub-Adviser for JNL/Credit Suisse Long/Short Fund was changed from Credit Suisse Asset Management, LLC to Goldman Sachs Asset Management, L.P. The names of the Funds were changed to JNL/BlackRock Commodity Securities Fund and JNL/Goldman Sachs U.S. Equity Flex Fund, respectively. Additionally, effective October 11, 2010; JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/AIM Large Cap Growth Fund and JNL/AIM Small Cap Growth Fund names were changed to JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Invesco Large Cap Growth Fund and JNL/Invesco Small Cap Growth Fund, respectively.

JNL Series Trust

Notes to Financial Statements

December 31, 2010

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Funds is discussed in the Master Funds’ shareholder reports, which accompany this report. The securities lending collateral funds, which provide daily liquidity, are valued at the daily reported NAV of the funds, as a practical expedient, as of the close of the NYSE on each valuation date. All securities in the JNL/Select Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Trust’s Board of Trustees (“Board” or Trustees”). If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Commodity-linked structured notes are valued by pricing models using observable inputs. Credit-linked notes are valued at the most recent bid quotation obtained from a broker/dealer. Options and futures contracts traded on a liquid exchange are valued at the last sales price as of the close of business on the local exchange. Options traded on an illiquid exchange or over the counter are valued at the most recent bid quotation obtained from a broker/dealer. Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Adviser determines that such markets lack an appropriate level of liquidity at that time. In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange. Non-exchange traded derivatives, such as options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, non-exchange traded derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivatives securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; and other data, as well as broker quotes.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures adopted by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value. Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 clarifies existing disclosure requirements and mandates additional disclosures regarding fair value measurements. Entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number. Please see the Notes to the Schedules of Investments, FASB Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure”, for expanded disclosure of fair value measurements.

Distributions to Shareholders – The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The JNL/Select Money Market Fund declares dividends daily and pays dividends monthly. For all other Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.

Federal Income Taxes – Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with

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Notes to Financial Statements

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Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Therefore, no federal income tax provision is required. Under current tax law, interest and dividend income and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized gain or loss on investments and net change in unrealized appreciation or depreciation on investments. Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net change in unrealized appreciation or depreciation on foreign currency related items arises from changes in the fair value of assets and liabilities, other than investments in securities, at period end resulting from changes in exchange rates.

Guarantees and Indemnifications – Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses in Master Funds and Fund of Funds - Because each Feeder Fund invests substantially all of its assets in a Master Fund, the Feeder Fund shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests. Such expenses are not included in the Statements of Operations, but are incurred indirectly because they are considered in the calculation of the net asset value of the respective master fund. As a result, the Feeder Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for a fund of funds as it relates to the expenses associated with the investments in underlying funds.

NOTE 3. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral – A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income. The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction. The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked to market daily. Any shortfalls are adjusted the next business day. In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Trust. The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, each a limited liability company sponsored by the Adviser. As the assets in the Securities Lending Liquidating Fund LLC mature or are liquidated, the proceeds are invested in the Securities Lending Cash Collateral Fund LLC. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a

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Notes to Financial Statements

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“money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds. The Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are only offered to the Funds and JNAM affiliated Funds.

The Securities Lending Cash Collateral Fund LLC’s and the Securities Lending Liquidating Fund LLC’s NAVs are determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the NYSE is open for trading. Short-term securities in the Securities Lending Cash Collateral Fund LLC and securities maturing within 60 days in Securities Lending Liquidating LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. Securities that are not valued at amortized cost in the Securities Lending Liquidating Fund LLC are generally valued based on prices furnished by pricing services. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors who are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury announced the creation of a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and the creation of a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - A Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller, generally a bank or broker dealer, to repurchase that security back from the Fund at a specified price and date or upon demand. The underlying securities used as collateral for all repurchase agreements are held in safekeeping at the Fund’s Custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. JNAM monitors that the daily market value of the collateral for the repurchase agreement is in excess of the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements - A Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a security by a Fund and a simultaneous agreement by the purchaser, generally a bank or broker dealer, to resell that security to the Fund at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the value of the security sold by the Fund may decline below the repurchase price of the security. The Fund will segregate assets at the Custodian determined to be liquid or otherwise cover its obligations under reverse repurchase agreements.

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Notes to Financial Statements

December 31, 2010

Forward Sales Commitments – A Fund may purchase or sell forward sales commitments. A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date. A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may sell these securities before they are delivered, which may result in capital gain or loss.

Delayed-Delivery Securities - A Fund may purchase or sell securities on a delayed delivery basis, including “To Be Announced” (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, a Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, Funds may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short. Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the consideration of factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral.

Dollar Roll Transactions - A Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may only enter into covered rolls. A “covered roll” is a type of dollar roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Inflation-Indexed Bonds - A Fund may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Unfunded Loan Commitments - A Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Net unrealized appreciation or depreciation on unfunded loan commitments is reflected in other assets and other liabilities in the Statements of Assets and Liabilities and unrealized appreciation or depreciation on investments in the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments.

Securities Sold Short - A Fund may enter into short sales transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Until the security is replaced, the Fund is required to pay amounts equal to any dividend or interest which accrue during the period of the short sale. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain cash or liquid securities at such a level that the amount so maintained plus any amounts deposited with the broker or segregated at the Custodian as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund’s short position. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Potential losses from short sales may be unlimited.

Commodity-Linked Structured Notes - A commodity-linked structured note is a debt security that contains a return component based on the movement of a commodity index. These notes typically pay interest on the face value of the instrument and a formula based return tied to a commodity index return. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. Performance of the particular commodity index will affect performance of the commodity-linked structured note. Commodity-linked structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index. They may be more volatile and less liquid than the underlying linked index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. Commodity-linked structured notes may have early redemption features based on advanced notice from the purchaser or automatic redemption triggered by a preset decline in the underlying commodity index. In addition to fluctuating in response to changes in the underlying commodity index, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt securities.

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Notes to Financial Statements

December 31, 2010

NOTE 4. FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging” – This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk. A tabular disclosure for each derivative instrument by risk category is presented in the Notes to the Schedules of Investments which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss in the Statements of Operations for each derivative instrument. The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraphs.

Credit Linked Notes - A Fund may invest in credit linked notes in the normal course of pursuing its investment objective. During the year, JNL/Goldman Sachs Core Plus Bond Fund and JNL/Goldman Sachs Emerging Markets Debt Fund invested in credit linked notes to manage portfolio risk and to gain exposure to certain foreign markets. The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit. Credit linked notes that the Funds invest in are listed instruments that typically provide the same return as the underlying reference credit. Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit. The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest. The reference credit and its credit rating, for each credit linked note, is presented parenthetically in the Schedules of Investments.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. During the year, these Funds entered into forward foreign currency contracts for the following reasons: JNL/Capital Guardian Global Balanced Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL Goldman Sachs Emerging Markets Debt Fund, JNL/Ivy Asset Strategy Fund, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to minimize foreign currency exposure on portfolio securities denominated in foreign currencies and as part of their overall investment strategy; JNL/Capital Guardian Global Diversified Research Fund to minimize foreign currency exposure on portfolio securities denominated in foreign currencies; JNL/Franklin Templeton Mutual Shares Fund to hedge foreign currency exposure between trade date and settlement date on portfolio security purchases and sales; JNL/JPMorgan International Value Fund to minimize foreign currency exposure on portfolio securities denominated in foreign currencies and to strive to reduce currency deviations from its benchmark as a means of risk management; JNL/Mellon Capital Management International Index Fund to create foreign currency exposure on U.S. dollar cash balances; and JNL/ Mellon Capital Management Global Alpha Fund and JNL/T. Rowe Price Short-Term Bond Fund as part of their overall investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the value of the offsetting currency.

Futures Contracts - A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective. During the year, these Funds entered into futures contracts for the following reasons: JNL/Ivy Asset Strategy Fund and JNL/ Mellon Capital Management Global Alpha Fund as an efficient means of adjusting overall exposure to certain markets as part of their investment strategy; JNL/JPMorgan International Value Fund to gain exposure to markets for efficient management of cash flows; JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund and JNL/ Mellon Capital Management International Index Fund to hedge accrued dividends and for efficient management of cash flows; JNL/Goldman Sachs Core Plus Bond Fund, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage their exposure to or hedge interest rates and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; and JNL/Select Balanced Fund to manage its exposure to or hedge interest rates. Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”. The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market. The Funds may also suffer a loss on futures contacts. With futures, there is minimal counterparty risk to a Fund since future contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the future contracts against default.

Options Transactions – A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective. A Fund may buy and sell (“write”) call and put options on securities, futures, currencies and swaps (“swaptions”) and on inflation

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Notes to Financial Statements

December 31, 2010

caps and floors. During the year, JNL/Ivy Asset Strategy Fund used options to manage exposure to or hedge changes in securities prices and foreign currencies and as efficient means of adjusting overall exposure to certain markets as part of its investment strategy. JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund used written options to generate income and used straddle options to take a position on expectations of volatility of the reference entity. Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms. The purpose of an inflation cap is to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.

When a Fund writes a call or put option or inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked to market to reflect the current value of the option. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Swap Agreements - Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are illiquid investments. If a Fund transacts in swap agreements, they are a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“ISDA Master Agreements”) with select counterparties. The ISDA Master Agreements govern transactions in over-the-counter derivative and forward foreign currency contracts and maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific swap agreement. The Fund’s pledged collateral, which is delivered to counterparties, or segregated collateral, which is at the Custodian, as of December 31, 2010 is included in a table in the Notes to the Schedules of Investments. Collateral received from counterparties is included in deposits with/from counterparties in the Statements of Assets and Liabilities.

Swap agreements are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. Swap premiums paid or received at the beginning of the measurement period which are recorded by the Fund represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates, and other relevant factors as appropriate. These upfront payments are amortized over the life of the swap agreement and recorded as a realized gain or loss upon termination or maturity of the swap agreement. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the unrealized gain or loss recorded by the Fund. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates or value of underlying securities and that the counterparty to the agreements may default on its obligation to perform. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The credit risk associated with contracts is reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to credit risk subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Interest Rate Swap Agreements - A Fund may be subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objective. During then year, JNL/Goldman Sachs Core Plus Bond Fund and JNL/Goldman Sachs Emerging Markets Debt Fund entered into interest rate swap agreements to hedge against the risk that the value of their fixed rate bond investments would decrease/increase as interest rates rise/fall; to execute yield curve, swap spread and sovereign relative value trades; and to express views on a country’s interest rates. JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund entered into interest rate swap agreements to manage interest rate and yield curve exposure and as a substitute for investment in physical securities. Interest rate swap agreements involve the exchange by a Fund with another party of their respective

JNL Series Trust

Notes to Financial Statements

December 31, 2010

commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements may include: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements – A Fund may be subject to credit rate risk in the normal course of pursuing its investment objective. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall, or interest shortfall.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may also use credit default swap agreements to generate income. In such an arrangement, a Fund would write protection on a security or instrument, and receive a premium in return for such protection. Written credit default swaps offer the Fund an opportunity to generate income, but may expose the Fund to risk of loss where there is a credit event.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

During the year, these Funds entered into credit default swap agreements for the following reasons: JNL/Goldman Sachs Core Plus Bond Fund to provide a measure of protection against defaults of the issuers, to manage duration at the cross sector level and to manage credit exposure; JNL/PIMCO Total Return Bond Fund to manage credit exposure; and JNL/PIMCO Real Return Fund to manage credit exposure and in combination with cash bonds to (1) take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds.

A Fund can be either a seller or buyer of protection when entering into a credit default swap agreement. As a seller of protection, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap if there is no credit event. As a seller, the Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the

JNL Series Trust

Notes to Financial Statements

December 31, 2010

referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by posting collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2010, for which the Fund is the seller of protection are disclosed in these Notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements - A Fund may be subject to equity price and interest rate risk in the normal course of pursuing its investment objective. During the year, JNL/Goldman Sachs Emerging Markets Debt Fund entered into total return swap agreements to manage its exposure to or hedge changes in securities prices and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. JNL/Ivy Asset Strategy Fund entered into total return swap agreements as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.

The counterparty credit risk for the total return swap agreement is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

NOTE 5. OTHER INVESTMENT RISKS

Emerging Market Securities Risk – Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies, and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Market, Credit and Counterparty Risk - In the normal course of business the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Private Equity Companies Risk - There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. In addition, private equity companies are subject to minimal regulation. In addition to the risks associated with the JNL/Red Rocks Listed Private Equity Fund’s direct investments, the Fund is also subject to the underlying risks which affect the listed private equity companies in which the Fund invests. Listed private equity companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity, sector, non-U.S. security, currency, credit, managed portfolio and derivatives risks.

JNL Series Trust

Notes to Financial Statements

December 31, 2010

Real Estate Investment Risk – The JNL/Invesco Global Real Estate Fund concentrates its assets in the real estate industry and an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Many real estate companies, including real estate investment trusts (“REITs”), utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. The value of a Fund’s investment in REITs may be affected by the management skill of the persons managing the REIT. Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses. Due to the fact that the Fund focuses its investments in REITs and other companies related to the real estate industry, the value of shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

Feeder Funds and Fund of Funds Risks - The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a fund of funds changes with the values of the corresponding underlying funds and their investments. Each of the Master Fund’s and underlying funds’ shares may be purchased by other investment companies and shareholders. In some cases, a Master Fund or underlying fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

NOTE 6. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee - The Trust has an investment advisory agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the sub-advisers as compensation for their services. The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

	$0 to	$50M to	$100M to	$150M to	$200M to	$250M to	$300M to	$350M to	$500M to	$750M to	$1.0B to	Over

(M - Millions; B - Billions)	$50M	$100M	$150M	$200M	$250M	$300M	$350M	$500M	$750M	$1.0B	$1.5B	$1.5B
JNL/American Funds Blue Chip Income and Growth Fund	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.65%	0.65%
JNL/American Funds Global Bond Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.65	0.65
JNL/American Funds Global Small Capitalization Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70
JNL/American Funds Growth-Income Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.65	0.65
JNL/American Funds International Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.80	0.80
JNL/American Funds New World Fund	1.05	1.05	1.05	1.05	1.05	1.05	1.05	1.05	1.05	1.05	1.00	1.00
JNL Institutional Alt Funds	0.15	0.15	0.15	0.15	0.15	0.15	0.15	0.15	0.10	0.10	0.10	0.10
JNL/BlackRock Commodity Securities Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.60	0.60	0.60	0.60	0.60	0.60
JNL/BlackRock Global Allocation Fund	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.85	0.85
JNL/Capital Guardian Global Balanced Fund	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Capital Guardian Global Diversified Research Fund	0.75	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.65	0.60	0.60	0.60
JNL/Capital Guardian U.S. Growth Equity Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.55	0.55	0.55
JNL/Eagle Core Equity Fund	0.65	0.65	0.60	0.60	0.60	0.60	0.55	0.55	0.55	0.55	0.55	0.55
JNL/Eagle SmallCap Equity Fund	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.65	0.65	0.65	0.65
JNL/Franklin Templeton Founding Strategy Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/Franklin Templeton Global Growth Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Franklin Templeton Income Fund	0.80	0.80	0.75	0.75	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Franklin Templeton International Small Cap Growth Fund	0.95	0.95	0.95	0.95	0.95	0.95	0.95	0.95	0.90	0.90	0.90	0.90
JNL/Franklin Templeton Mutual Shares Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70
JNL/Franklin Templeton Small Cap Value Fund	0.85	0.85	0.85	0.85	0.77	0.77	0.77	0.77	0.75	0.75	0.75	0.75
JNL/Goldman Sachs Core Plus Bond Fund	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.55	0.55	0.55	0.55
JNL/Goldman Sachs Emerging Markets Debt Fund	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/Goldman Sachs Mid Cap Value Fund	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/Goldman Sacks U.S. Equity Flex Fund	0.80	0.80	0.80	0.80	0.80	0.80	0.75	0.75	0.75	0.75	0.75	0.75
JNL/Invesco International Growth Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Invesco Large Cap Growth Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65
JNL/Invesco Global Real Estate Fund	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/Invesco Small Cap Growth Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80	0.80	0.80
JNL/Ivy Asset Strategy Fund	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.85	0.85	0.85	0.85
JNL/JPMorgan International Value Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/JPMorgan MidCap Growth Fund	0.70	0.70	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.60	0.60	0.55
JNL/JPMorgan U.S. Government & Quality Bond Fund	0.50	0.50	0.50	0.45	0.45	0.45	0.40	0.40	0.35	0.35	0.35	0.35
JNL/Lazard Emerging Markets Fund	1.00	1.00	0.90	0.90	0.90	0.85	0.85	0.85	0.85	0.85	0.85	0.85
JNL/Lazard Mid Cap Equity Fund	0.75	0.70	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.65	0.65
JNL/M&G Global Basics Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80
JNL/M&G Global Leaders Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80

JNL Series Trust

Notes to Financial Statements

December 31, 2010

	$0 to	$50M to	$100M to	$150M to	$200M to	$250M to	$300M to	$350M to	$500M to	$750M to	$1.0B to	Over

(M - Millions; B - Billions)	$50M	$100M	$150M	$200M	$250M	$300M	$350M	$500M	$750M	$1.0B	$1.5B	$1.5B
JNL/Mellon Capital Management 10 x 10 Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
JNL/Mellon Capital Management Index 5 Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/Mellon Capital Management European 30 Fund	0.37	0.31	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28
JNL/Mellon Capital Management Pacific Rim 30 Fund	0.37	0.31	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28
JNL/Mellon Capital Management S&P 500 Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.23	0.23	0.23
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.23	0.23	0.23
JNL/Mellon Capital Management Small Cap Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.23	0.23	0.23
JNL/Mellon Capital Management International Index Fund	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.25%	0.24%	0.24%	0.24%
JNL/Mellon Capital Management Bond Index Fund	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.25	0.24	0.24	0.24
JNL/Mellon Capital Management Global Alpha Fund	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	0.90	0.90	0.90	0.90
JNL/Oppenheimer Global Growth Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.60	0.60	0.60	0.60	0.60	0.60
JNL/PAM Asia ex-Japan Fund	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.85	0.85	0.85	0.85
JNL/PAM China-India Fund	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.85	0.85	0.85	0.85
JNL/PIMCO Real Return Fund	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.475	0.475
JNL/PIMCO Total Return Bond Fund	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50
JNL/PPM America High Yield Bond Fund	0.50	0.50	0.50	0.45	0.45	0.45	0.45	0.45	0.425	0.425	0.425	0.425
JNL/PPM America Mid Cap Value Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70
JNL/PPM America Small Cap Value Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70
JNL/PPM America Value Equity Fund	0.55	0.55	0.55	0.55	0.55	0.55	0.50	0.50	0.50	0.50	0.50	0.50
JNL/Red Rocks Listed Private Equity Fund	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80	0.80	0.80	0.80	0.80
JNL/S&P Funds	0.13	0.13	0.13	0.13	0.13	0.13	0.13	0.13	0.08	0.08	0.08	0.08
JNL/S&P Competitive Advantage Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P Dividend Income & Growth Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P Intrinsic Value Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P Total Yield Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P 4 Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/Select Balanced Fund	0.55	0.50	0.50	0.475	0.475	0.475	0.45	0.45	0.425	0.425	0.425	0.425
JNL/Select Money Market Fund	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.25	0.25	0.25	0.25
JNL/Select Value Fund	0.55	0.55	0.55	0.55	0.55	0.55	0.50	0.50	0.45	0.45	0.45	0.45
JNL/T. Rowe Price Established Growth Fund	0.65	0.65	0.65	0.60	0.60	0.60	0.60	0.60	0.55	0.55	0.55	0.55
JNL/T. Rowe Price Mid-Cap Growth Fund	0.75	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/T. Rowe Price Short-Term Bond Fund	0.45	0.45	0.45	0.45	0.45	0.40	0.40	0.40	0.40	0.40	0.40	0.40
JNL/T. Rowe Price Value Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60

Administrative Fee – JNAM also serves as the “Administrator” to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. The JNL Institutional Alt Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund and JNL/S&P Funds pay JNAM an annual administrative fee of 0.05%. The JNL American Funds, JNL/BlackRock Commodity Securities Fund, JNL/BlackRock Global Allocation Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton International Small Cap Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs U.S. Equity Flex Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Ivy Asset Strategy Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/Mellon Capital Management International Index Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia ex-Japan Fund and JNL/Red Rocks Listed Private Equity Fund pay JNAM an annual administration fee of 0.15%. The JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund and JNL/PAM China-India Fund pay JNAM an annual administration fee of 0.20%. All other Funds pay JNAM an annual administration fee of 0.10%.

In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal (except for litigation expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and a portion of the costs associated with the Chief Compliance Officer.

JNL Series Trust

Notes to Financial Statements

December 31, 2010

12b-1 Fees - The Funds, except for the JNL Institutional Alt Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund and JNL/S&P Funds, adopted a Distribution Plan under the provisions of Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A shares (through the sale of variable insurance products funded by the Trust). Jackson National Life Distributors LLC (“JNLD”), a wholly-owned subsidiary of Jackson and an affiliate of JNAM, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. For all Funds which adopted the Distribution Plan, except for the JNL American Funds, the maximum annual 12b-1 fee allowed shall be 0.20% of the average daily net assets attributable to the Class A shares. For the JNL American Funds, the maximum annual 12b-1 fee allowed shall be 0.25% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees (Class A) in the Statements of Operations.

Fee Waiver and Expense Reimbursements – Effective October 1, 2009, the Board approved a contractual expense limitation agreement whereby JNAM agreed to waive fees and reimburse expenses of the JNL/Select Money Market Fund to the extent necessary to limit operating expenses of each class of shares of the Fund (excluding brokerage expense, interest, taxes, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the period. JNAM may recover previously reimbursed expenses from the Fund for fees waived and reimbursed after October 1, 2009. During the year ended December 31, 2010, the Adviser waived expenses of the Fund in the amount of $2,442 (in thousands). This amount is recorded as expense waiver in the Fund’s Statement of Operations. During the year ended December 31, 2010, JNAM did not recover any previously reimbursed expenses. At December 31, 2010, the amount of potentially recoverable expenses was $1,106 (in thousands) that expires on December 31, 2012 and $2,442 (in thousands) that expires on December 31, 2013.

Effective May 1, 2010, the Board approved a contractual fee waiver agreement whereby JNAM agrees to waive a portion of its advisory fees for the JNL American Funds. The amount of the fee waiver is 0.45% for the JNL/American Funds Blue Chip Income and Growth Fund, 0.55% for the JNL/American Funds Global Bond Fund and the JNL/American Funds International Fund, 0.60% for the JNL/American Funds Global Small Capitalization Fund, 0.40% for the JNL/American Funds Growth-Income Fund and 0.80% for the JNL/American Funds New World Fund. This amount is recorded as expense waiver in the Fund’s Statement of Operations. The agreement remains in effect for as long as the Master Feeder structure is in place.

Effective October 11, 2010, the Board approved a contractual fee waiver agreement whereby JNAM agrees to waive 0.66% of its advisory fees for the JNL/BlackRock Global Allocation Fund. This amount is recorded as expense waiver in the Fund’s Statement of Operations. The agreement remains in effect for as long as the Master Feeder structure is in place.

Affiliated Brokerage Commissions - During the year ended December 31, 2010, the following Funds paid brokerage fees to affiliates of their Fund on the execution of purchases and sales of portfolio investments (in thousands): JNL/BlackRock Commodity Securities Fund $6; JNL/Eagle SmallCap Equity Fund $8; JNL/Goldman Sachs Core Plus Bond Fund $4; JNL/Goldman Sachs Mid Cap Value Fund $42; JNL/Goldman Sachs U.S. Equity Flex Fund $6; JNL/JPMorgan International Value Fund $3; JNL/S&P Dividend Income & Growth Fund $1; and JNL/S&P Intrinsic Value Fund $1.

Deferred Compensation Plan – Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Trustees may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds. Prior to January 1, 2007, Trustees were able to defer the receipt of their compensation under a separate plan. Deferred amounts under this plan are credited at a fixed annual rate of return of five percent (5%). Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Directed Brokerage Commissions - A sub-adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker-dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Investments in Affiliates - During the year ended December 31, 2010, certain Funds invested in a money market fund which is managed by the Adviser. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. In addition, the Custodian is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the Sub-Adviser. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC and Securities Lending Liquidating Fund LLC. Furthermore, the JNL Institutional Alt Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund and JNL/S&P Funds invested solely in the Class A shares of other affiliated Funds of the Trust and the JNL Variable Fund LLC. The JNL/BlackRock Global Allocation Fund (“BlackRock Feeder Fund”) invests primarily all of its investable assets in the BlackRock Global Allocation Portfolio (“BlackRock Master Fund”). Due to its ownership of more than 5% of the shares of the BlackRock Master Fund, the BlackRock Feeder Fund may be deemed an affiliated person thereof under the 1940 Act. The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent Company of Jackson. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. The JNL/Mellon Capital Management S&P 500 Index Fund invested in the Bank of New York Mellon Corporation, the parent company of the Fund’s sub-adviser. The JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund and

JNL Series Trust

Notes to Financial Statements

December 31, 2010

JNL/T. Rowe Price Value Fund invested in T. Rowe Price Reserves Investment Fund, a money market fund managed by the Funds’ Sub-Adviser; JNL/T. Rowe Price Value Fund invested in T. Rowe Price Institutional Floating Rate Fund; and JNL/T. Rowe Price Short-Term Bond Fund invested in T. Rowe Price Term Asset-Backed Opportunity Fund, LLC which are affiliates of each Fund’s sub-adviser. The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

NOTE 7. INCOME TAX MATTERS

The following information is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. These reclassifications have no impact on total net assets. Temporary differences do not require reclassification.

To the extent there are differences between the amounts recognized for financial statements and federal income tax purposes that are permanent in nature, such amounts (in thousands) are reclassified within the capital accounts based on their federal income tax treatment as indicated below; temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, market discount or paydown reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses, accounting treatment of notional principal contracts and distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase (Decrease)
	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-in Capital
JNL/American Funds Blue Chip Income and Growth Fund	$–	$–	$–
JNL/American Funds Global Bond Fund	–	–	–
JNL/American Funds Global Small Capitalization Fund	–	–	–
JNL/American Funds Growth-Income Fund	–	–	–
JNL/American Funds International Fund	–	–	–
JNL/American Funds New World Fund	–	–	–
JNL Institutional Alt 20 Fund	422	(422)	–
JNL Institutional Alt 35 Fund	368	(368)	–
JNL Institutional Alt 50 Fund	556	(556)	–
JNL Institutional Alt 65 Fund	417	(417)	–
JNL/BlackRock Commodity Securities Fund	(90)	90	–
JNL/BlackRock Global Allocation Fund	–	–	–
JNL/Capital Guardian Global Balanced Fund	(814)	814	–
JNL/Capital Guardian Global Diversified Research Fund	37	67,932	(67,969)
JNL/Capital Guardian U.S. Growth Equity Fund	–	148,657	(148,657)
JNL/Eagle Core Equity Fund	–	–	–
JNL/Eagle SmallCap Equity Fund	726	–	(726)
JNL/Franklin Templeton Founding Strategy Fund	–	–	–
JNL/Franklin Templeton Global Growth Fund	(123)	123	–
JNL/Franklin Templeton Income Fund	4,628	(4,628)	–
JNL/Franklin Templeton International Small Cap Growth Fund	1,581	(1,581)	–
JNL/Franklin Templeton Mutual Shares Fund	5,794	(5,794)	–
JNL/Franklin Templeton Small Cap Value Fund	–	–	–
JNL/Goldman Sachs Core Plus Bond Fund	(938)	938	–
JNL/Goldman Sachs Emerging Markets Debt Fund	12,480	(12,480)	–
JNL/Goldman Sachs Mid Cap Value Fund	–	–	–
JNL/Goldman Sachs U.S. Equity Flex Fund	(15)	15	–
JNL/Invesco Global Real Estate Fund	8,727	(8,727)	–
JNL/Invesco International Growth Fund	(42)	42	–
JNL/Invesco Large Cap Growth Fund	(132)	132	–
JNL/Invesco Small Cap Growth Fund	576	–	(576)
JNL/Ivy Asset Strategy Fund	(2,031)	2,031	–
JNL/JPMorgan International Value Fund	5,497	(5,497)	–
JNL/JPMorgan Mid Cap Growth Fund	340	102,333	(102,673)
JNL/JPMorgan U.S. Government & Quality Bond Fund	265	(265)	–
JNL/Lazard Emerging Markets Fund	(2,711)	2,711	–
JNL/Lazard Mid Cap Equity Fund	–	–	–
JNL/M&G Global Basics Fund	(1)	1	–
JNL/M&G Global Leaders Fund	(22)	22	–

JNL Series Trust

Notes to Financial Statements

December 31, 2010

	Net Increase (Decrease)
	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-in Capital
JNL/Mellon Capital Management 10 x 10 Fund	$22	$(22)	$–
JNL/Mellon Capital Management Index 5 Fund	58	(58)	–
JNL/Mellon Capital Management European 30 Fund	(15)	15	–
JNL/Mellon Capital Management Pacific Rim 30 Fund	57	(57)	–
JNL/Mellon Capital Management S&P 500 Index Fund	(71)	71	–
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	–	–	–
JNL/Mellon Capital Management Small Cap Index Fund	–	–	–
JNL/Mellon Capital Management International Index Fund	(757)	757	–
JNL/Mellon Capital Management Bond Index Fund	2,268	(2,268)	–
JNL/Mellon Capital Management Global Alpha Fund	2,568	(2,568)	–
JNL/Oppenheimer Global Growth Fund	194	(194)	–
JNL/PAM Asia ex-Japan Fund	(82)	82	–
JNL/PAM China-India Fund	(22)	22	–
JNL/PIMCO Real Return Fund	494	(494)	–
JNL/PIMCO Total Return Bond Fund	5,572	(5,572)	–
JNL/PPM America High Yield Bond Fund	(4)	4	–
JNL/PPM America Mid Cap Value Fund	–	–	–
JNL/PPM America Small Cap Value Fund	–	–	–
JNL/PPM America Value Equity Fund	–	–	–
JNL/Red Rocks Listed Private Equity Fund	5,744	(4,579)	(1,165)
JNL/S&P Managed Conservative Fund	7,802	(7,802)	–
JNL/S&P Managed Moderate Fund	10,173	(10,173)	–
JNL/S&P Managed Moderate Growth Fund	10,652	(10,652)	–
JNL/S&P Managed Growth Fund	4,586	(4,586)	–
JNL/S&P Managed Aggressive Growth Fund	642	(642)	–
JNL/S&P Disciplined Moderate Fund	762	(762)	–
JNL/S&P Disciplined Moderate Growth Fund	446	(446)	–
JNL/S&P Disciplined Growth Fund	76	(76)	–
JNL/S&P Competitive Advantage Fund	–	–	–
JNL/S&P Dividend Income & Growth Fund	(113)	113	–
JNL/S&P Intrinsic Value Fund	–	–	–
JNL/S&P Total Yield Fund	–	–	–
JNL/S&P 4 Fund	39,026	(39,026)	–
JNL/Select Balanced Fund	498	(498)	–
JNL/Select Money Market Fund	1	(1)	–
JNL/Select Value Fund	(36)	36	–
JNL/T.Rowe Price Established Growth Fund	1,128	(17)	(1,111)
JNL/T.Rowe Price Mid-Cap Growth Fund	(6)	6	–
JNL/T.Rowe Price Short-Term Bond Fund	1,237	(1,091)	(146)
JNL/T.Rowe Price Value Fund	(15)	15	–

At December 31, 2010, the following Funds had unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains. If not used, the capital loss carryovers will expire as follows:

	Amount	Year(s) of Expiration
JNL/BlackRock Commodity Securities Fund	$72,793	2017
JNL/Capital Guardian Global Balanced Fund	53,275	2016-2018
JNL/Capital Guardian Global Diversified Research Fund	101,874	2011-2017
JNL/Capital Guardian U.S. Growth Equity Fund	98,571	2011-2018
JNL/Eagle Core Equity Fund	15,160	2016-2017
JNL/Eagle SmallCap Equity Fund	22,664	2017
JNL/Franklin Templeton Founding Strategy Fund	9,243	2016
JNL/Franklin Templeton Global Growth Fund	49,005	2016-2018
JNL/Franklin Templeton Income Fund	91,385	2016-2018
JNL/Franklin Templeton International Small Cap Growth Fund	11,818	2017

JNL Series Trust

Notes to Financial Statements

December 31, 2010

	Amount	Year(s) of Expiration
JNL/Franklin Templeton Mutual Shares Fund	$69,129	2016-2018
JNL/Franklin Templeton Small Cap Value Fund	7,217	2016-2017
JNL/Goldman Sachs Mid Cap Value Fund	20,552	2017
JNL/Goldman Sachs U.S. Equity Flex Fund	3,065	2016
JNL/Invesco Global Real Estate Fund	72,509	2016-2017
JNL/Invesco International Growth Fund	106,224	2016-2018
JNL/Invesco Large Cap Growth Fund	21,686	2017
JNL/Ivy Asset Strategy Fund	61,100	2018
JNL/JPMorgan International Value Fund	209,058	2016-2018
JNL/JPMorgan Mid Cap Growth Fund	46,370	2011-2017
JNL/JPMorgan U.S. Government & Quality Bond Fund	999	2014-2017
JNL/Lazard Emerging Markets Fund	23,916	2017
JNL/Lazard Mid Cap Equity Fund	67,730	2016-2017
JNL/Mellon Capital Management 10 x 10 Fund	48	2018
JNL/Mellon Capital Management S&P 500 Index Fund	13,020	2011-2016
JNL/Mellon Capital Management Small Cap Index Fund	9,703	2017
JNL/Mellon Capital Management International Index Fund	8,175	2017-2018
JNL/Oppenheimer Global Growth Fund	7,224	2017
JNL/PPM America High Yield Bond Fund	49,935	2016-2017
JNL/PPM America Value Equity Fund	117,407	2016-2017
JNL/S&P Managed Conservative Fund	9,794	2017
JNL/S&P Managed Moderate Fund	31,387	2016-2018
JNL/S&P Managed Moderate Growth Fund	33,642	2015-2018
JNL/S&P Managed Growth Fund	43,750	2016-2018
JNL/S&P Managed Aggressive Growth Fund	32,290	2012-2018
JNL/S&P Disciplined Moderate Fund	3,044	2017-2018
JNL/S&P Disciplined Moderate Growth Fund	8,391	2017-2018
JNL/S&P Disciplined Growth Fund	3,545	2017-2018
JNL/Select Balanced Fund	16,948	2017
JNL/Select Value Fund	71,102	2017
JNL/T.Rowe Price Established Growth Fund	183,910	2016-2017
JNL/T.Rowe Price Short-Term Bond Fund	21,368	2017-2018
JNL/T.Rowe Price Value Fund	78,880	2016-2018

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Under the Act, a Fund will be permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses, and will not be considered exclusively short-term as under previous law. Relevant information regarding the impact of the Act on the Funds will be contained within the Income Tax Matters section of the financial statement notes in the Funds’ Annual Report for the fiscal year ending December 31, 2011.

At December 31, 2010, the following Funds had capital, currency and/or passive foreign investment company (“PFIC”) mark to market losses (in thousands) realized after October 31, 2010 (“Post-October losses”), which were deferred for tax purposes to January 1, 2011.

Amount
JNL/BlackRock Commodity Securities Fund	$14
JNL/Capital Guardian Global Balanced Fund	452
JNL/Capital Guardian Global Diversified Research Fund	645
JNL/Eagle SmallCap Equity Fund	280
JNL/Franklin Templeton Global Growth Fund	249
JNL/Franklin Templeton Income Fund	11
JNL/Franklin Templeton International Small Cap Growth Fund	278
JNL/Franklin Templeton Mutual Shares Fund	1,350
JNL/Goldman Sachs Core Plus Bond Fund	12,345
JNL/Goldman Sachs U.S. Equity Flex Fund	19
JNL/Invesco Global Real Estate Fund	170
JNL/Invesco International Growth Fund	1,391
JNL/Ivy Asset Strategy Fund	7,563

JNL Series Trust

Notes to Financial Statements

December 31, 2010

Amount
JNL/Lazard Emerging Markets Fund	$537
JNL/M&G Global Basics Fund	20
JNL/M&G Global Leaders Fund	9
JNL/Mellon Capital Management European 30 Fund	12
JNL/Mellon Capital Management Pacific Rim 30 Fund	1
JNL/Mellon Capital Management International Index Fund	2,712
JNL/Mellon Capital Management Bond Index Fund	1,665
JNL/Mellon Capital Management Global Alpha Fund	1,256
JNL/PAM Asia ex-Japan Fund	75
JNL/PAM China-India Fund	8
JNL/PIMCO Real Return Fund	142
JNL/PIMCO Total Return Bond Fund	12,462
JNL/PPM America Mid Cap Value Fund	80
JNL/Red Rocks Listed Private Equity Fund	35
JNL/T.Rowe Price Established Growth Fund	456
JNL/T.Rowe Price Mid-Cap Growth Fund	199
JNL/T.Rowe Price Short-Term Bond Fund	943

As of December 31, 2010, the cost of investments, the components of net unrealized appreciation/(depreciation), undistributed net ordinary income and undistributed net long-term capital gains for U.S. federal income tax purposes (in thousands) were as follows:

		Tax Cost of Investments		Gross Unrealized Appreciation		Gross Unrealized Depreciation		Net Unrealized Appreciation/ (Depreciation)		Undistributed Net Ordinary Income*		Undistributed Net Long-Term Capital Gain
JNL/American Funds Blue Chip Income and Growth Fund	$	138,683	$	10,404	$	(8)	$	10,396	$	1,893	$	–
JNL/American Funds Global Bond Fund		106,562		906		(2,081)		(1,175)		2,522		–
JNL/American Funds Global Small Capitalization Fund		73,092		7,889		–		7,889		487		–
JNL/American Funds Growth-Income Fund		161,578		13,034		(5)		13,029		1,731		–
JNL/American Funds International Fund		95,439		7,557		(156)		7,401		1,367		–
JNL/American Funds New World Fund		125,023		8,650		(125)		8,525		1,268		–
JNL Institutional Alt 20 Fund		553,914		63,609		(2,388)		61,221		8,314		241
JNL Institutional Alt 35 Fund		783,527		104,387		(2,322)		102,065		11,093		875
JNL Institutional Alt 50 Fund		957,546		122,934		(2,697)		120,237		13,247		1,774
JNL Institutional Alt 65 Fund		648,593		81,330		(1,399)		79,931		7,466		2,279
JNL/BlackRock Commodity Securities Fund		1,034,379		150,363		(3,377)		146,986		6,182		–
JNL/BlackRock Global Allocation Fund		178,274		1,588		(216)		1,372		2,083		–
JNL/Capital Guardian Global Balanced Fund		333,291		49,312		(7,774)		41,538		4,051		–
JNL/Capital Guardian Global Diversified Research Fund		376,187		81,495		(10,626)		70,869		2,941		–
JNL/Capital Guardian U.S. Growth Equity Fund		765,164		171,689		(17,100)		154,589		1,470		–
JNL/Eagle Core Equity Fund		187,588		23,479		(2,848)		20,631		1,254		–
JNL/Eagle SmallCap Equity Fund		503,252		144,392		(8,401)		135,991		–		–
JNL/Franklin Templeton Founding Strategy Fund		1,152,211		22,095		(136,257)		(114,162)		15,769		–
JNL/Franklin Templeton Global Growth Fund		491,321		57,018		(68,508)		(11,490)		4,674		–
JNL/Franklin Templeton Income Fund		1,219,762		79,468		(63,781)		15,687		49,319		–
JNL/Franklin Templeton International Small Cap Growth Fund		210,403		26,208		(3,925)		22,283		3,322		–
JNL/Franklin Templeton Mutual Shares Fund		589,312		54,802		(37,856)		16,946		16,469		–
JNL/Franklin Templeton Small Cap Value Fund		257,321		62,605		(15,182)		47,423		1,116		–
JNL/Goldman Sachs Core Plus Bond Fund		1,509,759		30,333		(36,364)		(6,031)		45,634		13,815
JNL/Goldman Sachs Emerging Markets Debt Fund		710,747		30,028		(9,939)		20,089		59,020		1,334
JNL/Goldman Sachs Mid Cap Value Fund		450,061		75,968		(4,171)		71,797		1,360		–
JNL/Goldman Sachs U.S. Equity Flex Fund		138,753		13,469		(1,577)		11,892		161		–
JNL/Invesco Global Real Estate Fund		644,822		53,719		(8,071)		45,648		20,348		–
JNL/Invesco International Growth Fund		543,554		89,190		(18,821)		70,369		4,545		–
JNL/Invesco Large Cap Growth Fund		771,809		149,717		(7,693)		142,024		1,515		–
JNL/Invesco Small Cap Growth Fund		134,836		31,858		(2,792)		29,066		–		515
JNL/Ivy Asset Strategy Fund		814,833		157,205		(7,930)		149,275		2,094		–
JNL/JPMorgan International Value Fund		573,542		80,460		(30,123)		50,337		18,370		–
JNL/JPMorgan Mid Cap Growth Fund		203,583		47,652		(4,170)		43,482		–		–
JNL/JPMorgan U.S. Government & Quality Bond Fund		908,299		45,279		(7,672)		37,607		30,296		–

JNL Series Trust

Notes to Financial Statements

December 31, 2010

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Undistributed Net Ordinary Income*	Undistributed Net Long-Term Capital Gain
JNL/Lazard Emerging Markets Fund	$1,240,568	$255,108	$(30,968)	$224,140	$14,096	$–
JNL/Lazard Mid Cap Equity Fund	185,335	34,041	(1,868)	32,173	1,476	–
JNL/M&G Global Basics Fund	174,462	39,284	(1,006)	38,278	1,049	–
JNL/M&G Global Leaders Fund	26,265	4,783	(321)	4,462	8	741
JNL/Mellon Capital Management 10 x 10 Fund	254,394	16,073	(12,907)	3,166	4,082	–
JNL/Mellon Capital Management Index 5 Fund	289,387	44,008	(896)	43,112	4,123	833
JNL/Mellon Capital Management European 30 Fund	19,218	563	(1,279)	(716)	1,567	20
JNL/Mellon Capital Management Pacific Rim 30 Fund	38,748	2,606	(817)	1,789	2,891	206
JNL/Mellon Capital Management S&P 500 Index Fund	1,204,279	260,851	(111,963)	148,888	824	1,921
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	633,212	134,540	(55,629)	78,911	3,598	8,148
JNL/Mellon Capital Management Small Cap Index Fund	679,861	186,679	(69,775)	116,904	5,029	–
JNL/Mellon Capital Management International Index Fund	1,100,049	172,158	(130,728)	41,430	5,504	–
JNL/Mellon Capital Management Bond Index Fund	1,408,414	35,807	(7,887)	27,920	9,526	–
JNL/Mellon Capital Management Global Alpha Fund	198,424	1	–	1	7,411	2,161
JNL/Oppenheimer Global Growth Fund	379,355	64,353	(22,427)	41,926	3,406	–
JNL/PAM Asia ex-Japan Fund	137,420	22,816	(3,662)	19,154	6,932	2,110
JNL/PAM China-India Fund	355,079	59,559	(12,514)	47,045	10,339	9,772
JNL/PIMCO Real Return Fund	3,076,924	3,940	(56,681)	(52,741)	118,063	8,649
JNL/PIMCO Total Return Bond Fund	4,693,119	80,842	(47,555)	33,287	15,310	4,665
JNL/PPM America High Yield Bond Fund	1,048,385	71,683	(14,949)	56,734	3,543	–
JNL/PPM America Mid Cap Value Fund	80,865	9,639	(1,577)	8,062	152	1,245
JNL/PPM America Small Cap Value Fund	67,791	7,657	(2,256)	5,401	375	122
JNL/PPM America Value Equity Fund	99,713	17,877	(2,199)	15,678	1,302	–
JNL/Red Rocks Listed Private Equity Fund	599,151	51,387	(5,885)	45,502	70,288	9,191
JNL/S&P Managed Conservative Fund	955,797	45,488	(21,571)	23,917	9,978	–
JNL/S&P Managed Moderate Fund	1,579,047	127,235	(40,953)	86,282	15,518	–
JNL/S&P Managed Moderate Growth Fund	2,702,051	268,450	(108,923)	159,527	36,475	–
JNL/S&P Managed Growth Fund	2,010,931	226,308	(96,120)	130,188	17,402	–
JNL/S&P Managed Aggressive Growth Fund	768,236	66,798	(46,241)	20,557	5,576	–
JNL/S&P Disciplined Moderate Fund	322,577	24,991	(1,079)	23,912	5,555	–
JNL/S&P Disciplined Moderate Growth Fund	341,249	35,344	(440)	34,904	5,073	–
JNL/S&P Disciplined Growth Fund	123,724	13,875	(101)	13,774	1,790	–
JNL/S&P Competitive Advantage Fund	291,617	22,283	(8,071)	14,212	7,792	27,390
JNL/S&P Dividend Income & Growth Fund	429,161	39,762	(4,338)	35,424	16,173	4,695
JNL/S&P Intrinsic Value Fund	331,794	11,805	(8,442)	3,363	17,947	20,259
JNL/S&P Total Yield Fund	286,134	13,085	(8,127)	4,958	9,474	13,817
JNL/S&P 4 Fund	718,571	128,282	(2,859)	125,423	45,486	4,208
JNL/Select Balanced Fund	1,282,531	130,129	(18,202)	111,927	18,322	–
JNL/Select Money Market Fund	713,255	–	–	–	15	–
JNL/Select Value Fund	1,015,117	175,226	(29,640)	145,586	12,322	–
JNL/T.Rowe Price Established Growth Fund	1,205,224	345,020	(11,022)	333,998	–	–
JNL/T.Rowe Price Mid-Cap Growth Fund	1,188,092	337,020	(23,439)	313,581	237	829
JNL/T.Rowe Price Short-Term Bond Fund	866,384	10,227	(4,651)	5,576	14,168	–
JNL/T.Rowe Price Value Fund	1,025,433	176,778	(50,629)	126,149	17,752	–

*	Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2010 was as follows:

	Net Ordinary Income*	Long-term Capital Gain**
JNL Institutional Alt 20 Fund	$2,943	$5
JNL Institutional Alt 35 Fund	5,049	6
JNL Institutional Alt 50 Fund	6,700	5
JNL Institutional Alt 65 Fund	4,847	2
JNL/BlackRock Commodity Securities Fund	2,643	–
JNL/Capital Guardian Global Balanced Fund	3,461	–
JNL/Capital Guardian Global Diversified Research Fund	2,800	–
JNL/Capital Guardian U.S. Growth Equity Fund	1,991	–

JNL Series Trust

Notes to Financial Statements

December 31, 2010

	Net Ordinary Income*	Long-term Capital Gain**
JNL/Eagle Core Equity Fund	$509	$–
JNL/Eagle SmallCap Equity Fund	680	–
JNL/Franklin Templeton Founding Strategy Fund	27,416	–
JNL/Franklin Templeton Global Growth Fund	5,699	–
JNL/Franklin Templeton Income Fund	35,008	–
JNL/Franklin Templeton International Small Cap Growth Fund	2,199	–
JNL/Franklin Templeton Mutual Shares Fund	115	–
JNL/Franklin Templeton Small Cap Value Fund	1,044	–
JNL/Goldman Sachs Core Plus Bond Fund	36,086	–
JNL/Goldman Sachs Emerging Markets Debt Fund	7,785	243
JNL/Goldman Sachs Mid Cap Value Fund	2,213	–
JNL/Goldman Sachs U.S. Equity Flex Fund	671	–
JNL/Invesco Global Real Estate Fund	22,637	–
JNL/Invesco International Growth Fund	3,873	–
JNL/Invesco Large Cap Growth Fund	2,188	–
JNL/Ivy Asset Strategy Fund	98	–
JNL/JPMorgan International Value Fund	14,932	–
JNL/JPMorgan U.S. Government & Quality Bond Fund	24,730	–
JNL/Lazard Emerging Markets Fund	5,665	–
JNL/Lazard Mid Cap Equity Fund	933	–
JNL/M&G Global Basics Fund	1,320	337
JNL/M&G Global Leaders Fund	105	341
JNL/Mellon Capital Management 10 x 10 Fund	4,451	116
JNL/Mellon Capital Management Index 5 Fund	2,898	219
JNL/Mellon Capital Management European 30 Fund	96	–
JNL/Mellon Capital Management Pacific Rim 30 Fund	5	–
JNL/Mellon Capital Management S&P 500 Index Fund	16,321	1,513
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	3,941	5,119
JNL/Mellon Capital Management Small Cap Index Fund	4,007	–
JNL/Mellon Capital Management International Index Fund	19,175	–
JNL/Mellon Capital Management Bond Index Fund	34,279	897
JNL/Mellon Capital Management Global Alpha Fund	–	43
JNL/Oppenheimer Global Growth Fund	2,821	–
JNL/PAM Asia ex-Japan Fund	140	–
JNL/PAM China-India Fund	2,466	1,023
JNL/PIMCO Real Return Fund	53,623	3,144
JNL/PIMCO Total Return Bond Fund	158,516	30,151
JNL/PPM America High Yield Bond Fund	54,887	–
JNL/PPM America Mid Cap Value Fund	2	–
JNL/PPM America Small Cap Value Fund	2,009	1,342
JNL/PPM America Value Equity Fund	1,224	–
JNL/Red Rocks Listed Private Equity Fund	2,504	1,848
JNL/S&P Managed Conservative Fund	20,853	–
JNL/S&P Managed Moderate Fund	28,187	–
JNL/S&P Managed Moderate Growth Fund	30,938	–
JNL/S&P Managed Growth Fund	17,998	–
JNL/S&P Managed Aggressive Growth Fund	4,942	–
JNL/S&P Disciplined Moderate Fund	2,774	–
JNL/S&P Disciplined Moderate Growth Fund	3,418	–
JNL/S&P Disciplined Growth Fund	1,410	–
JNL/S&P Competitive Advantage Fund	12,840	370
JNL/S&P Dividend Income & Growth Fund	21,150	13
JNL/S&P Intrinsic Value Fund	33,180	17
JNL/S&P Total Yield Fund	6,019	1,546
JNL/S&P 4 Fund	–	559

JNL Series Trust

Notes to Financial Statements

December 31, 2010

	Net Ordinary Income*	Long-term Capital Gain**
JNL/Select Balanced Fund	$13,936	$–
JNL/Select Money Market Fund	22	–
JNL/Select Value Fund	9,591	–
JNL/T.Rowe Price Established Growth Fund	563	–
JNL/T.Rowe Price Mid-Cap Growth Fund	2,110	26,748
JNL/T.Rowe Price Short-Term Bond Fund	9,875	–
JNL/T.Rowe Price Value Fund	9,956	–
*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.
**

The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code Section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the year ended December 31, 2010.

The tax character of distributions paid (in thousands) during the fiscal year ended December 31, 2009 was as follows:

	Net Ordinary Income*	Long-term Capital Gain
JNL/Capital Guardian Global Balanced Fund	$5,564	$–
JNL/Capital Guardian Global Diversified Research Fund	4,300	–
JNL/Capital Guardian U.S. Growth Equity Fund	674	–
JNL/BlackRock Commodity Securities Fund	4,274	–
JNL/Eagle Core Equity Fund	842	–
JNL/Franklin Templeton Founding Strategy Fund	449	–
JNL/Franklin Templeton Global Growth Fund	5,602	–
JNL/Franklin Templeton Income Fund	38,708	–
JNL/Franklin Templeton International Small Cap Growth Fund	1,566	–
JNL/Franklin Templeton Mutual Shares Fund	13,028	–
JNL/Franklin Templeton Small Cap Value Fund	1,070	–
JNL/Goldman Sachs Core Plus Bond Fund	31,690	2,940
JNL/Goldman Sachs Emerging Markets Debt Fund	150	–
JNL/Goldman Sachs Mid Cap Value Fund	2,460	–
JNL/Goldman Sachs U.S. Equity Flex Fund	570	–
JNL/Invesco International Growth Fund	8,057	–
JNL/Invesco Large Cap Growth Fund	1,467	–
JNL/Invesco Global Real Estate Fund	6,185	–
JNL/JPMorgan International Value Fund	19,883	–
JNL/JPMorgan U.S. Government & Quality Bond Fund	17,148	–
JNL/Lazard Emerging Markets Fund	9,742	–
JNL/Lazard Mid Cap Equity Fund	1,101	–
JNL/M&G Global Basics Fund	186	36
JNL/M&G Global Leaders Fund	95	–
JNL/Mellon Capital Management 10 x 10 Fund	6,552	6,382
JNL/Mellon Capital Management Index 5 Fund	1,700	1,937
JNL/Mellon Capital Management European 30 Fund	825	9
JNL/Mellon Capital Management Pacific Rim 30 Fund	868	11
JNL/Mellon Capital Management S&P 500 Index Fund	11,232	–
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	4,539	–
JNL/Mellon Capital Management Small Cap Index Fund	3,324	2,300
JNL/Mellon Capital Management International Index Fund	15,689	49
JNL/Mellon Capital Management Bond Index Fund	20,350	41
JNL/Oppenheimer Global Growth Fund	3,563	14,502
JNL/PAM Asia ex-Japan Fund	5	–
JNL/PIMCO Real Return Fund	26,838	–
JNL/PIMCO Total Return Bond Fund	108,793	4,500
JNL/PPM America High Yield Bond Fund	32,394	–
JNL/PPM America Mid Cap Value Fund	86	–
JNL/PPM America Small Cap Value Fund	77	–
JNL/PPM America Value Equity Fund	4090	–
JNL/Red Rocks Listed Private Equity Fund	6,775	–
JNL/S&P Managed Conservative Fund	10,219	5,948
JNL/S&P Managed Moderate Fund	11,077	11,102
JNL/S&P Managed Moderate Growth Fund	10,776	40,252

JNL Series Trust

Notes to Financial Statements

December 31, 2010

	Net Ordinary Income*	Long-term Capital Gain
JNL/S&P Managed Growth Fund	$23,405	$44,252
JNL/S&P Managed Aggressive Growth Fund	11,203	17,264
JNL/S&P Disciplined Moderate Fund	2,845	1,066
JNL/S&P Disciplined Moderate Growth Fund	3,991	2,254
JNL/S&P Disciplined Growth Fund	1,712	992
JNL/S&P Competitive Advantage Fund	27	–
JNL/S&P Dividend Income & Growth Fund	57	–
JNL/S&P Intrinsic Value Fund	46	–
JNL/S&P Total Yield Fund	33	–
JNL/S&P 4 Fund	5,196	–
JNL/Select Balanced Fund	15,798	–
JNL/Select Money Market Fund	2,068	–
JNL/Select Value Fund	10,354	–
JNL/T. Rowe Price Established Growth Fund	2,260	–
JNL/T. Rowe Price Mid-Cap Growth Fund	291	140
JNL/T. Rowe Price Short-Term Bond Fund	13,187	4,270
JNL/T. Rowe Price Value Fund	9,649	–

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2007, 2008, 2009 and 2010 which remain subject to examination, by the Internal Revenue Service. These returns are not subject to examination by any other tax jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements for the year ended December 31, 2010.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements.

Effective February 22, 2011, the JNL/BlackRock Global Allocation Fund was closed to new investment. Please refer to the Supplement to the Fund’s prospectus on page 3 of this Annual Report.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

JNL Series Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments where applicable, of each series within JNL Series Trust (the “Funds”) as listed in Note 1 of the financial statements as of December 31, 2010, and the related statements of operations for the year or period then ended, the statement of cash flows for the year then ended with respect to JNL/Goldman Sachs U.S. Equity Flex Fund, the statements of changes in net assets for each of the years or periods in the two-year period indicated herein, and the financial highlights for each of the years or periods in the five-year period indicated herein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2010, the results of their operations, JNL/Goldman Sachs U.S. Equity Flex Fund’s cash flows, changes in their net assets and the financial highlights for each of the years or periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

February 28, 2011

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2010

Disclosure of Fund Expenses

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees (Class A shares of certain Funds) and other operating expenses. Operating expenses such as these are deducted from each Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Annualized Expense Ratios	Expenses Paid During Period
JNL/American Funds Blue Chip Income and Growth Fund*
Class A	$1,000.00	$1,208.10	0.64%	$3.56	$1,000.00	$1,021.98	0.64%	$3.26
Class B	1,000.00	1,210.50	0.39	2.17	1,000.00	1,023.24	0.39	1.99
JNL/American Funds Global Bond Fund*
Class A	1,000.00	1,057.70	0.55	2.85	1,000.00	1,022.43	0.55	2.80
Class B	1,000.00	1,059.70	0.30	1.56	1,000.00	1,023.69	0.30	1.53
JNL/American Funds Global Small Capitalization Fund*
Class A	1,000.00	1,280.10	0.55	3.16	1,000.00	1,022.43	0.55	2.80
Class B	1,000.00	1,279.80	0.30	1.72	1,000.00	1,023.69	0.30	1.53
JNL/American Funds Growth-Income Fund*
Class A	1,000.00	1,222.20	0.69	3.86	1,000.00	1,021.73	0.69	3.52
Class B	1,000.00	1,223.40	0.44	2.47	1,000.00	1,022.99	0.44	2.24
JNL/American Funds International Fund*
Class A	1,000.00	1,234.40	0.70	3.94	1,000.00	1,021.68	0.70	3.57
Class B	1,000.00	1,235.20	0.45	2.54	1,000.00	1,022.94	0.45	2.29
JNL/American Funds New World Fund*							-
Class A	1,000.00	1,242.90	0.64	3.62	1,000.00	1,021.98	0.64	3.26
Class B	1,000.00	1,244.00	0.39	2.21	1,000.00	1,023.24	0.39	1.99
JNL Institutional Alt 20 Fund
Class A	1,000.00	1,179.70	0.20	1.10	1,000.00	1,024.20	0.20	1.02
JNL Institutional Alt 35 Fund
Class A	1,000.00	1,203.60	0.19	1.06	1,000.00	1,024.25	0.19	0.97
JNL Institutional Alt 50 Fund
Class A	1,000.00	1,206.80	0.19	1.06	1,000.00	1,024.25	0.19	0.97
JNL Institutional Alt 65 Fund
Class A	1,000.00	1,222.40	0.20	1.12	1,000.00	1,024.20	0.20	1.02
JNL/BlackRock Commodity Securities Fund
Class A	1,000.00	1,334.70	0.99	5.83	1,000.00	1,020.21	0.99	5.04
Class B	1,000.00	1,335.80	0.79	4.65	1,000.00	1,021.22	0.79	4.02
JNL/BlackRock Global Allocation Fund*
Class A	1,000.00	1,035.00	0.58	2.98	1,000.00	1,022.28	0.58	2.96
Class B	1,000.00	1,035.00	0.38	1.95	1,000.00	1,023.29	0.38	1.94

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2010

Disclosure of Fund Expenses

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Annualized Expense Ratios	Expenses Paid During Period
JNL/Capital Guardian Global Balanced Fund
Class A	$1,000.00	$1,176.90	1.02%	$5.60	$1,000.00	$1,020.06	1.02%	$5.19
Class B	1,000.00	1,179.00	0.81	4.45	1,000.00	1,021.12	0.81	4.13
JNL/Capital Guardian Global Diversified Research Fund
Class A	1,000.00	1,246.40	1.08	6.12	1,000.00	1,019.76	1.08	5.50
Class B	1,000.00	1,248.10	0.88	4.99	1,000.00	1,020.77	0.88	4.48
JNL/Capital Guardian U.S. Growth Equity Fund
Class A	1,000.00	1,253.00	0.94	5.34	1,000.00	1,020.47	0.94	4.79
Class B	1,000.00	1,254.90	0.74	4.21	1,000.00	1,021.48	0.74	3.77
JNL/Eagle Core Equity Fund
Class A	1,000.00	1,202.80	0.93	5.16	1,000.00	1,020.52	0.93	4.74
Class B	1,000.00	1,202.70	0.73	4.05	1,000.00	1,021.53	0.73	3.72
JNL/Eagle SmallCap Equity Fund
Class A	1,000.00	1,356.50	1.02	6.06	1,000.00	1,020.06	1.02	5.19
Class B	1,000.00	1,356.90	0.82	4.87	1,000.00	1,021.07	0.82	4.18
JNL/Franklin Templeton Founding Strategy Fund
Class A	1,000.00	1,169.30	0.05	0.27	1,000.00	1,024.95	0.05	0.26
JNL/Franklin Templeton Global Growth Fund
Class A	1,000.00	1,215.40	1.08	6.03	1,000.00	1,019.76	1.08	5.50
Class B	1,000.00	1,216.30	0.88	4.92	1,000.00	1,020.77	0.88	4.48
JNL/Franklin Templeton Income Fund
Class A	1,000.00	1,126.90	0.95	5.09	1,000.00	1,020.42	0.95	4.84
Class B	1,000.00	1,127.90	0.75	4.02	1,000.00	1,021.42	0.75	3.82
JNL/Franklin Templeton International Small Cap Growth Fund
Class A	1,000.00	1,272.30	1.30	7.45	1,000.00	1,018.65	1.30	6.61
Class B	1,000.00	1,276.30	1.10	6.31	1,000.00	1,019.66	1.10	5.60
JNL/Franklin Templeton Mutual Shares Fund
Class A	1,000.00	1,171.50	1.06	5.80	1,000.00	1,019.86	1.06	5.40
Class B	1,000.00	1,171.80	0.86	4.71	1,000.00	1,020.87	0.86	4.38
JNL/Franklin Templeton Small Cap Value Fund
Class A	1,000.00	1,312.00	1.13	6.59	1,000.00	1,019.51	1.13	5.75
Class B	1,000.00	1,313.00	0.93	5.42	1,000.00	1,020.52	0.93	4.74
JNL/Goldman Sachs Core Plus Bond Fund
Class A	1,000.00	1,017.90	0.88	4.48	1,000.00	1,020.77	0.88	4.48
Class B	1,000.00	1,018.90	0.68	3.46	1,000.00	1,021.78	0.68	3.47
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A	1,000.00	1,118.40	1.09	5.82	1,000.00	1,019.71	1.09	5.55
Class B	1,000.00	1,119.00	0.89	4.75	1,000.00	1,020.72	0.89	4.53
JNL/Goldman Sachs Mid Cap Value Fund
Class A	1,000.00	1,284.50	1.02	5.87	1,000.00	1,020.06	1.02	5.19
Class B	1,000.00	1,285.30	0.82	4.72	1,000.00	1,021.07	0.82	4.18
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A	1,000.00	1,202.80	2.13	11.83	1,000.00	1,014.47	2.13	10.82
Class B	1,000.00	1,202.80	1.95	10.83	1,000.00	1,015.38	1.95	9.91
JNL/Invesco Global Real Estate Fund						-
Class A	1,000.00	1,245.90	1.06	6.00	1,000.00	1,019.86	1.06	5.40
Class B	1,000.00	1,247.80	0.86	4.87	1,000.00	1,020.87	0.86	4.38

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2010

Disclosure of Fund Expenses

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Annualized Expense Ratios	Expenses Paid During Period
JNL/Invesco International Growth Fund
Class A	$1,000.00	$1,227.70	1.02%	$5.73	$1,000.00	$1,020.06	1.02%	$5.19
Class B	1,000.00	1,229.30	0.82	4.61	1,000.00	1,021.07	0.82	4.18
JNL/Invesco Large Cap Growth Fund
Class A	1,000.00	1,244.70	0.96	5.43	1,000.00	1,020.37	0.96	4.89
Class B	1,000.00	1,246.00	0.76	4.30	1,000.00	1,021.37	0.76	3.87
JNL/Invesco Small Cap Growth Fund
Class A	1,000.00	1,286.30	1.15	6.63	1,000.00	1,019.41	1.15	5.85
Class B	1,000.00	1,287.70	0.95	5.48	1,000.00	1,020.42	0.95	4.84
JNL/Ivy Asset Strategy Fund
Class A	1,000.00	1,180.90	1.23	6.76	1,000.00	1,019.00	1.23	6.26
Class B	1,000.00	1,181.80	1.03	5.66	1,000.00	1,020.01	1.03	5.24
JNL/JPMorgan International Value Fund
Class A	1,000.00	1,283.50	1.02	5.87	1,000.00	1,020.06	1.02	5.19
Class B	1,000.00	1,286.20	0.82	4.73	1,000.00	1,021.07	0.82	4.18
JNL/JPMorgan MidCap Growth Fund
Class A	1,000.00	1,313.60	1.01	5.89	1,000.00	1,020.11	1.01	5.14
Class B	1,000.00	1,314.80	0.81	4.73	1,000.00	1,021.12	0.81	4.13
JNL/JPMorgan U.S. Government and Quality Bond Fund
Class A	1,000.00	1,003.00	0.70	3.53	1,000.00	1,021.68	0.70	3.57
Class B	1,000.00	1,003.60	0.50	2.53	1,000.00	1,022.68	0.50	2.55
JNL/Lazard Emerging Markets Fund
Class A	1,000.00	1,262.20	1.22	6.96	1,000.00	1,019.06	1.22	6.21
Class B	1,000.00	1,264.20	1.02	5.82	1,000.00	1,020.06	1.02	5.19
JNL/Lazard Mid Cap Equity Fund
Class A	1,000.00	1,260.00	1.02	5.81	1,000.00	1,020.06	1.02	5.19
Class B	1,000.00	1,260.20	0.82	4.67	1,000.00	1,021.07	0.82	4.18
JNL/M&G Global Basics Fund
Class A	1,000.00	1,355.60	1.23	7.30	1,000.00	1,019.00	1.23	6.26
Class B	1,000.00	1,356.10	1.03	6.12	1,000.00	1,020.01	1.03	5.24
JNL/M&G Global Leaders Fund
Class A	1,000.00	1,284.40	1.26	7.26	1,000.00	1,018.85	1.26	6.41
Class B	1,000.00	1,285.50	1.06	6.11	1,000.00	1,019.86	1.06	5.40
JNL/Mellon Capital Management 10 x 10 Fund
Class A	1,000.00	1,220.30	0.05	0.28	1,000.00	1,024.95	0.05	0.26
JNL/Mellon Capital Management Index 5 Fund
Class A	1,000.00	1,206.70	0.05	0.28	1,000.00	1,024.95	0.05	0.26
JNL/Mellon Capital Management European 30 Fund
Class A	1,000.00	1,203.50	0.77	4.28	1,000.00	1,021.32	0.77	3.92
Class B	1,000.00	1,204.10	0.57	3.17	1,000.00	1,022.33	0.57	2.91
JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A	1,000.00	1,146.20	0.77	4.17	1,000.00	1,021.32	0.77	3.92
Class B	1,000.00	1,146.70	0.57	3.08	1,000.00	1,022.33	0.57	2.91
JNL/Mellon Capital Management S&P 500 Index Fund
Class A	1,000.00	1,229.60	0.57	3.20	1,000.00	1,022.33	0.57	2.91
Class B	1,000.00	1,229.40	0.37	2.08	1,000.00	1,023.34	0.37	1.89

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2010

Disclosure of Fund Expenses

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Annualized Expense Ratios	Expenses Paid During Period
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A	$1,000.00	$1,280.10	0.60%	$3.45	$1,000.00	$1,022.18	0.60%	$3.06
Class B	1,000.00	1,282.40	0.40	2.30	1,000.00	1,023.19	0.40	2.04
JNL/Mellon Capital Management Small Cap Index Fund
Class A	1,000.00	1,291.50	0.60	3.47	1,000.00	1,022.18	0.60	3.06
Class B	1,000.00	1,292.60	0.40	2.31	1,000.00	1,023.19	0.40	2.04
JNL/Mellon Capital Management International Index Fund
Class A	1,000.00	1,246.10	0.66	3.74	1,000.00	1,021.88	0.66	3.36
Class B	1,000.00	1,248.30	0.46	2.61	1,000.00	1,022.89	0.46	2.35
JNL/Mellon Capital Management Bond Index Fund
Class A	1,000.00	1,007.40	0.57	2.88	1,000.00	1,022.33	0.57	2.91
Class B	1,000.00	1,009.60	0.37	1.87	1,000.00	1,023.34	0.37	1.89
JNL/Mellon Capital Management Global Alpha Fund
Class A	1,000.00	1,047.20	1.35	6.97	1,000.00	1,018.40	1.35	6.87
Class B	1,000.00	1,048.20	1.15	5.94	1,000.00	1,019.41	1.15	5.85
JNL/Oppenheimer Global Growth Fund
Class A	1,000.00	1,249.50	1.05	5.95	1,000.00	1,019.91	1.05	5.35
Class B	1,000.00	1,251.70	0.85	4.82	1,000.00	1,020.92	0.85	4.33
JNL/PAM Asia ex-Japan Fund
Class A	1,000.00	1,287.30	1.30	7.49	1,000.00	1,018.65	1.30	6.61
Class B	1,000.00	1,287.50	1.10	6.34	1,000.00	1,019.66	1.10	5.60
JNL/PAM China-India Fund
Class A	1,000.00	1,186.20	1.33	7.33	1,000.00	1,018.50	1.33	6.77
Class B	1,000.00	1,186.50	1.13	6.23	1,000.00	1,019.51	1.13	5.75
JNL/PIMCO Real Return Fund
Class A	1,000.00	1,023.30	0.78	3.98	1,000.00	1,021.27	0.78	3.97
Class B	1,000.00	1,025.00	0.60	3.06	1,000.00	1,022.18	0.60	3.06
JNL/PIMCO Total Return Bond Fund
Class A	1,000.00	1,018.10	0.81	4.12	1,000.00	1,021.12	0.81	4.13
Class B	1,000.00	1,019.40	0.61	3.10	1,000.00	1,022.13	0.61	3.11
JNL/PPM America High Yield Bond Fund
Class A	1,000.00	1,111.10	0.75	3.99	1,000.00	1,021.42	0.75	3.82
Class B	1,000.00	1,111.40	0.55	2.93	1,000.00	1,022.43	0.55	2.80
JNL/PPM America Mid Cap Value Fund
Class A	1,000.00	1,344.70	1.06	6.26	1,000.00	1,019.86	1.06	5.40
Class B	1,000.00	1,345.90	0.86	5.09	1,000.00	1,020.87	0.86	4.38
JNL/PPM America Small Cap Value Fund
Class A	1,000.00	1,303.60	1.05	6.10	1,000.00	1,019.91	1.05	5.35
Class B	1,000.00	1,305.60	0.85	4.94	1,000.00	1,020.92	0.85	4.33
JNL/PPM America Value Equity Fund
Class A	1,000.00	1,253.70	0.85	4.83	1,000.00	1,020.92	0.85	4.33
Class B	1,000.00	1,254.30	0.65	3.69	1,000.00	1,021.93	0.65	3.31
JNL/Red Rocks Listed Private Equity Fund
Class A	1,000.00	1,343.50	1.17	6.91	1,000.00	1,019.31	1.17	5.96
Class B	1,000.00	1,343.90	0.97	5.73	1,000.00	1,020.32	0.97	4.94
JNL/S&P Managed Conservative Fund
Class A	1,000.00	1,068.40	0.16	0.83	1,000.00	1,024.40	0.16	0.82

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2010

Disclosure of Fund Expenses

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Annualized Expense Ratios	Expenses Paid During Period
JNL/S&P Managed Moderate Fund
Class A	$1,000.00	$1,116.20	0.15%	$0.80	$1,000.00	$1,024.45	0.15%	$0.77
JNL/S&P Managed Moderate Growth Fund
Class A	1,000.00	1,162.70	0.14	0.76	1,000.00	1,024.50	0.14	0.71
JNL/S&P Managed Growth Fund
Class A	1,000.00	1,220.30	0.15	0.84	1,000.00	1,024.45	0.15	0.77
JNL/S&P Managed Aggressive Growth Fund
Class A	1,000.00	1,243.40	0.17	0.96	1,000.00	1,024.35	0.17	0.87
JNL/S&P Disciplined Moderate Fund
Class A	1,000.00	1,156.30	0.18	0.98	1,000.00	1,024.30	0.18	0.92
JNL/S&P Disciplined Moderate Growth Fund
Class A	1,000.00	1,204.20	0.18	1.00	1,000.00	1,024.30	0.18	0.92
JNL/S&P Disciplined Growth Fund
Class A	1,000.00	1,218.30	0.18	1.01	1,000.00	1,024.30	0.18	0.92
JNL/S&P Competitive Advantage Fund
Class A	1,000.00	1,214.10	0.71	3.96	1,000.00	1,021.63	0.71	3.62
Class B	1,000.00	1,215.60	0.51	2.85	1,000.00	1,022.63	0.51	2.60
JNL/S&P Dividend Income & Growth Fund
Class A	1,000.00	1,193.40	0.70	3.87	1,000.00	1,021.68	0.70	3.57
Class B	1,000.00	1,196.10	0.50	2.77	1,000.00	1,022.68	0.50	2.55
JNL/S&P Intrinsic Value Fund
Class A	1,000.00	1,185.20	0.71	3.91	1,000.00	1,021.63	0.71	3.62
Class B	1,000.00	1,186.10	0.50	2.76	1,000.00	1,022.68	0.50	2.55
JNL/S&P Total Yield Fund
Class A	1,000.00	1,177.10	0.71	3.90	1,000.00	1,021.63	0.71	3.62
Class B	1,000.00	1,178.00	0.51	2.80	1,000.00	1,022.63	0.51	2.60
JNL/S&P 4 Fund
Class A	1,000.00	1,192.90	0.05	0.28	1,000.00	1,024.95	0.05	0.26
JNL/Select Balanced Fund
Class A	1,000.00	1,142.50	0.75	4.05	1,000.00	1,021.42	0.75	3.82
Class B	1,000.00	1,144.30	0.55	2.97	1,000.00	1,022.43	0.55	2.80
JNL/Select Money Market Fund
Class A	1,000.00	1,000.00	0.28	1.41	1,000.00	1,023.79	0.28	1.43
Class B	1,000.00	1,000.00	0.28	1.41	1,000.00	1,023.79	0.28	1.43
JNL/Select Value Fund
Class A	1,000.00	1,228.70	0.79	4.44	1,000.00	1,021.22	0.79	4.02
Class B	1,000.00	1,229.60	0.59	3.32	1,000.00	1,022.23	0.59	3.01
JNL/T. Rowe Price Established Growth Fund
Class A	1,000.00	1,268.80	0.87	4.98	1,000.00	1,020.82	0.87	4.43
Class B	1,000.00	1,270.50	0.67	3.83	1,000.00	1,021.83	0.67	3.41
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A	1,000.00	1,285.10	1.01	5.82	1,000.00	1,020.11	1.01	5.14
Class B	1,000.00	1,286.40	0.81	4.67	1,000.00	1,021.12	0.81	4.13
JNL/T. Rowe Price Short-Term Bond Fund
Class A	1,000.00	1,009.60	0.72	3.65	1,000.00	1,021.58	0.72	3.67
Class B	1,000.00	1,010.50	0.52	2.64	1,000.00	1,022.58	0.52	2.65

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2010

Disclosure of Fund Expenses

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Annualized Expense Ratios	Expenses Paid During Period
JNL/T. Rowe Price Value Fund
Class A	$1,000.00	$1,234.80	0.94%	$5.29	$1,000.00	$1,020.47	0.94%	$4.79
Class B	1,000.00	1,234.40	0.74	4.17	1,000.00	1,021.48	0.74	3.77

Expenses paid during the period are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period).

For Funds with less than 6- month’s operating history, the amounts reported under Expenses Using Hypothetical 5% Return are not comparable to the amounts reported in Expenses Using Actual Fund Return.

*	Fund has less than 6-month’s operating history.

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Fund toll-free at 1-866-255-1935.

Proxy Voting Guidelines

The Board has adopted the proxy voting policy and procedures (“Policy”) of the Funds' Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers, except Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), which does not have a proxy voting policy, nor does SPIAS vote proxies. The Trust has adopted each of the Sub-Adviser’s proxy voting policies and procedures (“Procedures”).

The Policy is designed to promote accountability of the company’s management to its shareholders and to align the interests of management with those shareholders. The Sub-Advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Sub-Advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Sub-Advisers will monitor situations that may result in a conflict of interest in accordance with their Procedures. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2010 are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7799 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES AND OFFICERS OF JNL SERIES TRUST (“TRUST”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER
Interested Trustee

Mark D. Nerud (44) [1] 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Executive Officer of the Adviser (1/2010 to present); President of the Adviser (1/2007 to present); Chief Financial Officer of the Adviser (11/2000 to 1/2007) and Managing Board Member of the Adviser (11/2000 to 11/2003) (1/2007 to 12/2010); President and CEO of other Investment Companies advised by the Adviser (12/2006 to present); Vice President (8/1997 to 12/2006), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/2002 to 12/2006); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/2000 to 12/2009)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None
Disinterested Trustees

Michael Bouchard (54) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2003 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Sheriff, Oakland County, Michigan (1/1999 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None

William J. Crowley, Jr. (65) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Managing Partner (Baltimore Office) – Arthur Andersen LLP (1995 to 2002); Board Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS:

Director of Alpha Natural Resources; Director of Foundation Coal Holdings, Inc. (from 12/2004 until 7/2009 when the company was acquired); Director of Bio Veris Corporation (from 5/2003 until 6/2007 when the company was acquired); Director of Provident Bankshares Corporation (from 5/2003 until 5/2009 when the company was acquired)

Dominic D’Annunzio (72) 1 Corporate Way Lansing, MI 48951	Chairman of the Board (2/2004 to present) Trustee [2] (2/2002 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Acting Commissioner of Insurance for the State of Michigan (1/1990 to 5/1990) and (8/1997 to 5/1998)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None

Michelle Engler (52) 1 Corporate Way Lansing, MI 48951	Chairman of the Board [3] (1/2011 to present) Trustee [2] (12/2003 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)

[1]	Mr. Nerud is an “interested person” of the Trust due to his position with Jackson National Asset Management, LLC, the Adviser.
[2]	The interested and disinterested Trustees are elected to serve for an indefinite term.
[3]

Beginning January 1, 2011, the Chairman shall serve as Chairman for no more than three consecutive years and may not be re-elected as Chairman until at least one year has elapsed since the end of the Chairman’s term. Chairman Engler’s term will lapse at the end of 2013.

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER
Disinterested Trustees

James Henry, Ph.D. (72) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to July 2009)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None

Richard McLellan (68) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/1994 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Attorney (2010 to present); Senior Counsel, Dykema Gossett PLLC (2007 to 2009); Member, Dykema Gossett PLLC (Law Firm) (1973 to 2007); Senior Counsel, Dykema Gossett PLLC (2007 to present); Adjunct Associate Professor, Michigan State University (2008 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)

William R. Rybak (59) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS:

Member of the Board of Directors of Christian Brothers Investments, Inc. (2010 to present); Chairman of the Board of Trustees of Lewis University (1982 – 2009) and Chair Emeritus (2009 to present); Member of the Board of Directors of Howe Barnes Hoefer Arnett (2001 to present); Member of the Boards of each of the Calamos Mutual Funds (2002 to present) since 2002; Member of the Board of Directors of The PrivateBancorp (2003 to present); Chairman of the Board of Trustees of St. Coletta’s of Illinois (2004 to 2007) and Member of the Board (2000 to 2007)

Patricia A. Woodworth (55) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present); Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to 11/2007)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None
Officers

Danielle A. Bergandine (30) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (12/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Compliance Analyst of the Adviser (6/2009 to present); Compliance Analyst of the Adviser (08/2006 to 6/2009); Administrative Assistant of the Adviser (12/2005 To 08/2006)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: NOT APPLICABLE

Karen J. Buiter (45) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/2008 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Vice President – Financial Reporting of the Adviser (4/2008 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (12/2008 to present); Treasurer of Henderson Global Funds (2/2004 to 3/2008)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Not Applicable

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER
Officers
Kelly L. Crosser (38) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (9/2007 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/2007 to present); Mutual Fund Compliance Analyst of Jackson National Life Insurance Company (2/2006 to 4/2007): Senior Paralegal of Jackson National Life Insurance Company (6/2004 to 2/2006)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Not Applicable

Steven J. Fredricks (40) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/2005 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/2005 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Not Applicable

Daniel W. Koors (40) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/2006 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President of the Adviser (1/2009 to present) and Chief Financial Officer of the Adviser (1/2007 to present); Vice President of the Adviser (1/2007 to 12/2008); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/2006 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/2006 to 12/2006); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/2006 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Not Applicable

Michael Piszczek (53) 1 Corporate Way Lansing, MI 48951	Vice President (11/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of other Investment Companies advised by the Adviser (11/2007 to present); Assistant Vice President – Tax of the Adviser (11/2007 to present); Assistant Vice President – Nuveen Investments (4/1999 to 8/2007); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/1999 to 8/2007)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Not Applicable

Susan S. Rhee (39) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/2004 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and General Counsel of the Adviser (1/2010 to present); Chief Legal Officer (7/2004 to 12/2009) and Secretary (11/2000 to present) of the Adviser; Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (2/2004 to present); Assistant Vice President of Jackson National Life Insurance Company (8/2003 to 12/2009); Associate General Counsel of Jackson National Life Insurance Company (7/2001 to 12/2009)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Not Applicable

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48951 or by visiting www.jackson.com.

TRUSTEES AND OFFICERS OF JNL SERIES TRUST (THE “TRUST”)

The interested Trustee and the Officers of the Trust (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are disinterested Trustees of the Trust, and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the twelve-month period ended December 31, 2010:

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST[1]	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX
Michael Bouchard	$102,346	$0	$0	$129,000[4]
William J. Crowley, Jr.	$102,346	$0	$0	$129,000[5]
Dominic D’Annunzio [3]	$126,148	$0	$0	$159,000[6]
Michelle Engler [9]	$102,346	$0	$0	$129,000
James Henry	$102,346	$0	$0	$129,000[7]
Richard McLellan	$114,247	$0	$0	$144,000
William R. Rybak	$102,346	$0	$0	$129,000
Patricia Woodworth	$114,247	$0	$0	$144,000[8]
Steven J. Fredricks [2]	$155,494	$0	$0	$267,358

[1]

The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust, JNL Investors Series Trust and JNL Variable Fund LLC (the “Fund Complex”). The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the independent Trustees is $1,092,000.

[2]

Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

[3]	Mr. D’Annunzio was an ex officio (non-voting) member of the Governance Committee during 2010. Therefore, he did not receive any compensation as a member of the Governance Committee.
[4]	Amount includes $6,450 deferred by Mr. Bouchard.
[5]	Amount includes $77,400 deferred by Mr. Crowley.
[6]	Amount includes $79,500 deferred by Mr. D’Annunzio.
[7]	Amount includes $90,300 deferred by Mr. Henry.
[8]	Amount includes $144,000 deferred by Ms. Woodworth.
[9]	Ms. Engler is an ex officio (non-voting) member of the Governance Committee beginning in 2011. Therefore, she will not receive any compensation as a member of the Governance Committee.

JNL SERIES TRUST

(the “Trust”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of each Fund and, as required by law, determines annually whether to approve the Trust’s advisory agreement with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s sub-advisory agreement(s).

At a meeting on September 9-10, 2010, the Board, including all of the Independent Trustees, considered information relating to the amendment to the Trust’s investment advisory and management agreement with JNAM (“Agreement”) and information relating to the approval of an amendment to the investment sub-advisory agreement between JNAM and PPM America, Inc. (“PPM”) to the Trust (together, “Agreements” refers to the Agreement and applicable Sub-Advisory Agreement). In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussion, the Board approved the Agreements through June 30, 2011.

At a meeting on November 22-23, 2010, the Board, including all of the Independent Trustees, considered information relating to the amendment to the Trust’s investment advisory and management agreement with JNAM (“Agreement”) and information relating to the approval of an amendment to the investment advisory agreement between JNAM and the Trust (together, “Agreements” refers to the Agreement and applicable Sub-Advisory Agreement). In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussion, the Board approved the Agreements through June 30, 2011.

In reviewing the Advisory Agreement and considering the information, the Board was advised by outside legal counsel to the Trust, and the Independent Trustees were advised by independent legal counsel. The Board considered the factors it deemed relevant: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) its profitability, including an analysis of the cost of providing services and comparative expense information, (4) whether economies of scale may be realized as each Fund grows and whether the fee structure reflects the economies of scale for each Fund’s investors, and (5) other benefits that may accrue to JNAM through its relationship with the Trust. In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Advisory Agreement.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements. Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of the applicable Fund. In reaching its conclusions, the Board considered the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the Sub-Advisers.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Advisers pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds. The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor, transfer agent, and custodian. With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers. The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and the Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and the Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and the Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Adviser from the Funds’ Chief Compliance Officer (“CCO”).

Based on the foregoing, the Board concluded that (i) the Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) the Fund is likely to benefit from the nature, extent and quality of the services to be provided by the Sub-Adviser under the Agreements.

Investment Performance of the Funds

The Board considered the performance of the Fund, including how the Fund performed versus the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark (“benchmark”) index. For certain Funds, the Board considered the relevant custom benchmark or relevant blended benchmark. This consideration was based on JNAM’s assertion that the custom or blended benchmark may, in many circumstances, be a more meaningful source of comparative information than a broad-based benchmark index for certain Funds that utilize a specific investment focus. A custom benchmark may not be available for certain periods presented, in which case the Fund was compared to its primary benchmark. The performance reviewed by the Board was for periods ended on December 31, 2009 (unless otherwise noted). When available, the Board considered one-, five-, ten-year, or since inception performance.

New Funds – JNL Series Trust:

JNL/PPM America Floating Rate Income Fund. The Board could not consider the Sub-Adviser’s performance as the Fund has not yet commenced operations. The Board, however, considered the performance of a similarly managed strategy, including how the similarly managed strategy performed versus its primary benchmark (“benchmark”) index. The performance reviewed by the Board was for the one-, three-, five-, and ten-year periods ended on June 30, 2010.

JNL Institutional Alt 100 Fund. The Board could not consider the Fund’s performance as the Fund has not yet commenced operations. The Board did consider the performance of the portfolio manager in managing other Funds.

Costs of Services

The Board reviewed the fees to be paid to JNAM and the Fund’s Sub-Adviser. The Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers. Using information provided by an independent data service, the Board evaluated the Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). While the Board also considered the Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that the Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on the Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of the Fund is set forth below:

New Fund – JNL Series Trust:

JNL/PPM America Floating Rate Income Fund. The Board took into account that the Fund’s advisory fees and total expense ratio are higher than the respective peer group averages. The Board noted that the Fund’s sub-advisory fees are lower than the peer group average. Presently, Lipper does not have a specific classification for floating rate income funds in the variable annuity universe. Many of the Fund’s peers do not invest a significant portion of assets in senior loans. Therefore, it is reasonable that fees and expenses for the Fund are higher than the provided peer group averages and that expense ratios are often higher for floating rate income funds than those of other fixed income funds. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

JNL Institutional Alt 100 Fund. The Fund’s advisory fee is consistent with the peer group average, and the total expense ratio (excluding underlying Fund expenses) is lower than the Lipper peer group average. The total expense ratio (including underlying Fund expenses) is higher than the peer group average. The Board considered that the expense ratios of each underlying Fund are subject to review and approval by the Board. The Board concluded that approving the advisory fee, as a part of the management agreement, was in the best interests of the Fund and its potential shareholders in light of the services provided.

Economies of Scale

The Board considered whether the Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for the Fund contains breakpoints that decrease the fee rate as assets increase. The Board concluded that the advisory fees in some measure share economies of scale with shareholders.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Fund, the Board noted that JNAM and certain of its affiliates would serve the Fund in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Fund in connection with providing services to the Fund. The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law. Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to certain tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Adviser through its relationship with the Fund, the Board noted that the Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Fund or other clients of the sub-adviser as a result of its relationship with the Fund. PPM America, Inc. also serves as Sub-Adviser to the following funds of JNL Series Trust: JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Value Equity Fund, and of JNL Investors Series Trust, the JNL/PPM America Total Return Fund.

SUPPLEMENT DATED OCTOBER 27, 2010

TO THE SUMMARY PROSPECTUS DATED MAY 1, 2010

SUPPLEMENT DATED OCTOBER 27, 2010

TO THE PROSPECTUS DATED MAY 1, 2010

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective September 27, 2010, in the summary prospectus for the JNL/Lazard Mid Cap Equity Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Christopher Blake	1998	Managing Director
Daniel Breslin	2010	Director
Andrew Lacey	1998	Deputy Chairman
Robert A. Failla	2005	Director

Effective October 18, 2010, in the summary prospectus for the JNL/Franklin Templeton Founding Strategy Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Saumen Chattapadhyay	2010	Vice President – Investment Management

Effective October 18, 2010, in the summary prospectus for the JNL/Mellon Capital Management Index 5 Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Saumen Chattapadhyay	2010	Vice President – Investment Management

Effective October 18, 2010, in the summary prospectus for the JNL/Mellon Capital Management 10 x 10 Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Saumen Chattapadhyay	2010	Vice President – Investment Management

Effective October 18, 2010, in the summary prospectus for the JNL/S&P 4 Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Saumen Chattapadhyay	2010	Vice President – Investment Management

Effective September 27, 2010, in the prospectus for the JNL/Lazard Mid Cap Equity Fund, please delete the second paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Fund is managed on a team basis by Christopher Blake, Daniel Breslin, Andrew Lacey, and Robert A. Failla. Mr. Blake has been with Lazard since 1995. Mr. Blake is a Managing Director of Lazard. Mr. Breslin is a Director of Lazard and has been with Lazard since 2002. Mr. Lacey has been with Lazard since 1996. He is a portfolio manager and Deputy Chairman of Lazard. Mr. Lacey and Mr. Blake have shared responsibility for the day-to-day management of the Fund since January 2001 and November 2001, respectively. Mr. Failla is Director and portfolio manager and has been with Lazard since 2003.

Effective October 18, 2010, in the prospectus for the JNL/Franklin Templeton Founding Strategy Fund, please delete the second through fifth paragraphs of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

Saumen Chattopadhyay is Vice President, Investment Management of JNAM as of October 2010. Mr. Chattopadhyay is responsible for reviewing the allocations made to the Fund and the application of the Fund’s investment strategy.

Prior to joining JNAM, Mr. Chattopadhyay was Director of Quantitative Management at Harbor Capital Advisors Inc. (“Harbor Capital”) and Portfolio Manager for Harbor Capital’s Target Retirement Funds from January 2009 to September 2010, and was a Senior Financial Analyst from August 2003 to December 2008. At Harbor Capital, Mr. Chattopadhyay directed asset allocation, manager research and due diligence, performance analytics and portfolio attribution and was a senior member of Harbor Capital’s Investment Committee. Prior to his time at Harbor Capital, Mr. Chattopadhyay was Assistant General Manager at IDBI in Mumbai, India where he launched the IDBI mutual fund, managed project appraisals and investment banking relationships.

Mr. Chattopadhyay holds his Bachelors and Masters in Accounting and Finance from the University of Calcutta and his MBA (Finance) from the University of Toledo. Mr. Chattopadhyay is also a Certified Public Accountant and also has a Fellow Chartered Accountant designation from India.

Effective October 18, 2010, in the prospectus for the JNL/Mellon Capital Management Index 5 Fund, please delete the second through fifth paragraphs of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

Saumen Chattopadhyay is Vice President, Investment Management of JNAM as of October 2010. Mr. Chattopadhyay is responsible for reviewing the allocations made to the Fund and the application of the Fund’s investment strategy.

Prior to joining JNAM, Mr. Chattopadhyay was Director of Quantitative Management at Harbor Capital Advisors Inc. (“Harbor Capital”) and Portfolio Manager for Harbor Capital’s Target Retirement Funds from January 2009 to September 2010, and was a Senior Financial Analyst from August 2003 to December 2008. At Harbor Capital, Mr. Chattopadhyay directed asset allocation, manager research and due diligence, performance analytics and portfolio attribution and was a senior member of Harbor Capital’s Investment Committee. Prior to his time at Harbor Capital, Mr. Chattopadhyay was Assistant General Manager at IDBI in Mumbai, India where he launched the IDBI mutual fund, managed project appraisals and investment banking relationships.

Mr. Chattopadhyay holds his Bachelors and Masters in Accounting and Finance from the University of Calcutta and his MBA (Finance) from the University of Toledo. Mr. Chattopadhyay is also a Certified Public Accountant and also has a Fellow Chartered Accountant designation from India.

Effective October 18, 2010, in the prospectus for the JNL/Mellon Capital Management 10 x 10 Fund, please delete the second through fifth paragraphs of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

Saumen Chattopadhyay is Vice President, Investment Management of JNAM as of October 2010. Mr. Chattopadhyay is responsible for reviewing the allocations made to the Fund and the application of the Fund’s investment strategy.

Prior to joining JNAM, Mr. Chattopadhyay was Director of Quantitative Management at Harbor Capital Advisors Inc. (“Harbor Capital”) and Portfolio Manager for Harbor Capital’s Target Retirement Funds from January 2009 to September 2010, and was a Senior Financial Analyst from August 2003 to December 2008. At Harbor Capital, Mr. Chattopadhyay directed asset allocation, manager research and due diligence, performance analytics and portfolio attribution and was a senior member of Harbor Capital’s Investment Committee. Prior to his time at Harbor Capital, Mr. Chattopadhyay was Assistant General Manager at IDBI in Mumbai, India where he launched the IDBI mutual fund, managed project appraisals and investment banking relationships.

Mr. Chattopadhyay holds his Bachelors and Masters in Accounting and Finance from the University of Calcutta and his MBA (Finance) from the University of Toledo. Mr. Chattopadhyay is also a Certified Public Accountant and also has a Fellow Chartered Accountant designation from India.

Effective October 18, 2010, in the prospectus for the JNL/S&P 4 Fund, please delete the second through fifth paragraphs of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

Saumen Chattopadhyay is Vice President, Investment Management of JNAM as of October 2010. Mr. Chattopadhyay is responsible for reviewing the allocations made to the Fund and the application of the Fund’s investment strategy.

Prior to joining JNAM, Mr. Chattopadhyay was Director of Quantitative Management at Harbor Capital Advisors Inc. (“Harbor Capital”) and Portfolio Manager for Harbor Capital’s Target Retirement Funds from January 2009 to September 2010, and was a Senior Financial Analyst from August 2003 to December 2008. At Harbor Capital, Mr. Chattopadhyay directed asset allocation, manager research and due diligence, performance analytics and portfolio attribution and was a senior member of Harbor Capital’s Investment Committee. Prior to his time at Harbor Capital, Mr. Chattopadhyay was Assistant General Manager at IDBI in Mumbai, India where he launched the IDBI mutual fund, managed project appraisals and investment banking relationships.

Mr. Chattopadhyay holds his Bachelors and Masters in Accounting and Finance from the University of Calcutta and his MBA (Finance) from the University of Toledo. Mr. Chattopadhyay is also a Certified Public Accountant and also has a Fellow Chartered Accountant designation from India.

This Supplement is dated October 27, 2010.

(To be used with JMV2731 10/10, VC4224 10/10, JMV5763 10/10, JMV5763P 10/10, VC5890 10/10, VC5869 10/10, VC5995 10/10, JMV5765 10/10, VC3656 05/10, VC5526 05/10, FVC4224FT 05/10, VC3723 05/10, VC3657 05/10, NMV2731 10/10, NV4224 10/10, NV5869 10/10, NV5890 10/10, NV3174CE 05/10, NV5526 05/10, and NV3784 05/10.)

SUPPLEMENT DATED NOVEMBER 8, 2010

TO THE SUMMARY PROSPECTUS DATED OCTOBER 11, 2010

SUPPLEMENT DATED NOVEMBER 8, 2010

TO THE PROSPECTUS DATED OCTOBER 11, 2010

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity product(s).

Effective October 1, 2010, in the summary prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer
Michael Carapucci	2010	Portfolio Officer

Effective October 1, 2010, in the prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, please delete the second paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

Massimo Santicchia, John W. Krey, and Michael Carapucci share the primary responsibility for the development of the investment allocations of each Fund.

Michael Carapucci has been a Portfolio Officer with SPIAS since October 2010. Mr. Carapucci participates in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, Mr. Carapucci was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products.

Effective September 30, 2010, in the prospectus for the JNL/Select Balanced Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Money Market Fund, please delete the first paragraph of the section entitled “The Sub-Adviser” in its entirety and replace it with the following:

The Sub-Adviser. The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Value Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Select Value Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

This Supplement is dated November 8, 2010.

(To be used with JMV2731 10/10, VC4224 10/10, JMV5763 10/10, JMV5763P 10/10, VC5890 10/10, VC5869 10/10, NMV2731 10/10, NV4224 10/10, NV5869 10/10, and NV5890 10/10.)

SUPPLEMENT DATED NOVEMBER 8, 2010

TO THE SUMMARY PROSPECTUS DATED MAY 1, 2010

SUPPLEMENT DATED NOVEMBER 8, 2010

TO THE PROSPECTUS DATED MAY 1, 2010

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity product(s).

Effective October 1, 2010, in the summary prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer
Michael Carapucci	2010	Portfolio Officer

Effective October 1, 2010, in the prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, please delete the second paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

Massimo Santicchia, John W. Krey, and Michael Carapucci share the primary responsibility for the development of the investment allocations of each Fund.

Michael Carapucci has been a Portfolio Officer with SPIAS since October 2010. Mr. Carapucci participates in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, Mr. Carapucci was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products.

Effective September 30, 2010, in the prospectus for the JNL/Select Balanced Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Money Market Fund, please delete the first paragraph of the section entitled “The Sub-Adviser” in its entirety and replace it with the following:

The Sub-Adviser. The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Value Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Select Value Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

This Supplement is dated November 8, 2010.

(To be used with VC3656 05/10, VC5526 05/10, VC3723 05/10, VC3657 05/10, NV3174CE 05/10, NV5526 05/10, and NV3784 05/10.)

SUPPLEMENT DATED NOVEMBER 8, 2010

TO THE SUMMARY PROSPECTUS DATED OCTOBER 11, 2010

SUPPLEMENT DATED NOVEMBER 8, 2010

TO THE PROSPECTUS DATED OCTOBER 11, 2010

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity product.

On page 2 of the prospectus, please delete the second, third, and fourth paragraphs in their entirety and replace with the following:

The JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Franklin Templeton Small Cap Value Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/Goldman Sachs U.S. Equity Flex Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan MidCap Growth Fund, JNL/Lazard Mid Cap Equity Fund, and JNL/Oppenheimer Global Growth Fund (each a “Fund”) are available only as an underlying Fund of the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund.

The JNL/Mellon Capital Management European 30 Fund and the JNL/Mellon Capital Management Pacific Rim 30 Fund (each a “Fund”) are available only as an underlying Fund of the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund.

Effective October 1, 2010, in the summary prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer
Michael Carapucci	2010	Portfolio Officer

Effective October 1, 2010, in the prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, please delete the second paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

Massimo Santicchia, John W. Krey, and Michael Carapucci share the primary responsibility for the development of the investment allocations of each Fund.

Michael Carapucci has been a Portfolio Officer with SPIAS since October 2010. Mr. Carapucci participates in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, Mr. Carapucci was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products.

Effective September 30, 2010, in the prospectus for the JNL/Select Balanced Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Money Market Fund, please delete the first paragraph of the section entitled “The Sub-Adviser” in its entirety and replace it with the following:

The Sub-Adviser. The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Value Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Select Value Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

This Supplement is dated November 8, 2010.

(To be used with JMV5765 10/10.)

SUPPLEMENT DATED NOVEMBER 8, 2010

TO THE SUMMARY PROSPECTUS DATED OCTOBER 11, 2010

SUPPLEMENT DATED NOVEMBER 8, 2010

TO THE PROSPECTUS DATED OCTOBER 11, 2010

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity product.

On page 2 of the prospectus, please delete the second, third, and fourth paragraphs in their entirety.

Effective October 1, 2010, in the summary prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer
Michael Carapucci	2010	Portfolio Officer

Effective October 1, 2010, in the prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, please delete the second paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

Massimo Santicchia, John W. Krey, and Michael Carapucci share the primary responsibility for the development of the investment allocations of each Fund.

Michael Carapucci has been a Portfolio Officer with SPIAS since October 2010. Mr. Carapucci participates in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, Mr. Carapucci was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products.

Effective September 30, 2010, in the prospectus for the JNL/Select Balanced Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Money Market Fund, please delete the first paragraph of the section entitled “The Sub-Adviser” in its entirety and replace it with the following:

The Sub-Adviser. The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Value Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Select Value Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

This Supplement is dated November 8, 2010.

(To be used with VC5995 10/10.)

SUPPLEMENT DATED NOVEMBER 8, 2010

TO THE PROSPECTUS DATED MAY 1, 2010

JNL® SERIES TRUST

Please note that the changes apply to your variable life product(s).

Effective September 30, 2010, in the prospectus for the JNL/Select Balanced Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Money Market Fund, please delete the first paragraph of the section entitled “The Sub-Adviser” in its entirety and replace it with the following:

The Sub-Adviser. The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Value Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Select Value Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

This Supplement is dated November 8, 2010.

(To be used with VC5825 05/10, VC5884 05/10, VC5885 05/10, and NV5825 05/10.)

CMU6436 11/10

SUPPLEMENT DATED NOVEMBER 8, 2010

TO THE SUMMARY PROSPECTUS DATED MAY 1, 2010

SUPPLEMENT DATED NOVEMBER 8, 2010

TO THE PROSPECTUS DATED MAY 1, 2010

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity product.

Effective September 30, 2010, in the prospectus for the JNL/Select Money Market Fund, please delete the first paragraph of the section entitled “The Sub-Adviser” in its entirety and replace it with the following:

The Sub-Adviser. The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

This Supplement is dated November 8, 2010.

(To be used with VC3652 05/10.)

SUPPLEMENT DATED NOVEMBER 8, 2010

TO THE SUMMARY PROSPECTUS DATED MAY 1, 2010

SUPPLEMENT DATED NOVEMBER 8, 2010

TO THE PROSPECTUS DATED MAY 1, 2010

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity product(s).

Effective October 1, 2010, in the summary prospectus for the JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer
Michael Carapucci	2010	Portfolio Officer

Effective October 1, 2010, in the prospectus for the JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, please delete the second paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

Massimo Santicchia, John W. Krey, and Michael Carapucci share the primary responsibility for the development of the investment allocations of each Fund.

Michael Carapucci has been a Portfolio Officer with SPIAS since October 2010. Mr. Carapucci participates in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, Mr. Carapucci was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products.

This Supplement is dated November 8, 2010.

(To be used with VC6016 05/10 and NV6016 05/10.)

SUPPLEMENT DATED NOVEMBER 8, 2010

TO THE SUMMARY PROSPECTUS DATED MAY 1, 2010

SUPPLEMENT DATED NOVEMBER 8, 2010

TO THE PROSPECTUS DATED MAY 1, 2010

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity product(s).

Effective October 1, 2010, in the summary prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer
Michael Carapucci	2010	Portfolio Officer

Effective October 1, 2010, in the prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund, please delete the second paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

Massimo Santicchia, John W. Krey, and Michael Carapucci share the primary responsibility for the development of the investment allocations of each Fund.

Michael Carapucci has been a Portfolio Officer with SPIAS since October 2010. Mr. Carapucci participates in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, Mr. Carapucci was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products.

Effective September 30, 2010, in the prospectus for the JNL/Select Balanced Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Money Market Fund, please delete the first paragraph of the section entitled “The Sub-Adviser” in its entirety and replace it with the following:

The Sub-Adviser. The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

Effective September 30, 2010, in the prospectus for the JNL/Select Value Fund, please delete the first paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Select Value Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2010, Wellington Management had investment management authority with respect to approximately $599 billion in assets.

This Supplement is dated November 8, 2010.

(To be used with FVC4224FT 05/10, HR105 05/10 and VC2440 05/10.)

SUPPLEMENT DATED FEBRUARY 1, 2011

TO THE SUMMARY PROSPECTUS DATED OCTOBER 11, 2010

SUPPLEMENT DATED FEBRUARY 1, 2011

TO THE PROSPECTUS DATED OCTOBER 11, 2010

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

In the summary prospectus for the JNL/Eagle SmallCap Equity Fund, please delete the first paragraph of the section entitled “Principal Investment Strategies” in its entirety, and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of U.S. companies with market capitalizations in the range of the companies represented by the Russell 2000®.

In the prospectus for the JNL/Eagle SmallCap Equity Fund, please delete the first paragraph of the section entitled “Principal Investment Strategies” in its entirety, and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of the companies represented by the Russell 2000®. The Sub-Adviser employs a bottom-up approach to identify rapidly growing, under-researched small capitalization companies that appear to be undervalued in relation to their long-term earnings growth rate or asset value. The Sub-Adviser generally invests in companies which have accelerating earnings, reasonable valuations, strong management that participates in the ownership of the company, reasonable debt, and a high or expanding return on equity. The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

This Supplement is dated February 1, 2011.

(To be used with JMV5765 10/10, JMV5765 01/11, VC5995 10/10, VC4224 10/10, JMV5763 10/10, JMV5763P 10/10, VC3656 05/10, VC5526 05/10, VC5869 10/10, VC5890 10/10, JMV2731 10/10, VC3723 05/10, VC3657 05/10, FVC4224FT 05/10, NV3174CE 05/10, NV4224 10/10, NV5526 05/10, NV5869 10/10, NV5890 10/10, NMV2731 10/10, NV3784 05/10, VC5825 05/10, VC5884 05/10, VC5885 05/10, NV5825 05/10, HR105 05/10 and VC2440 05/10.)

JNL Series Trust JNL Variable Fund LLC
PRSRT STD
U.S. POSTAGE
PAID
One Corporate Way	JACKSON NATIONAL
Lansing, MI 48951	ASSET MANAGEMENT
L.L.C.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or any waivers to this code of ethics during the period covered by this report. A copy of this code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant has named William J. Crowley, Jr. as an Audit Committee financial expert serving on its Audit Committee. William J. Crowley, Jr. is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Trustees as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2009 and December 31, 2010. The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
2009	$607,173	$22,545	$160,000	$0
2010	$657,625	$18,000	$158,000	$0

The above Audit-Related Fees for 2009 and 2010 are the aggregate fees billed for professional services rendered by KPMG to the registrant for the services provided in connection with the registrant’s Rule 17f-2 security counts.

The above Tax Fees for 2009 and 2010 are the aggregate fees billed for professional services by KPMG to the registrant for tax compliance, tax advice, and tax return review.

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2009	$48,110	$0	$0
2010	$51,129	$18,500	$0

The above Audit-Related Fees are the aggregate fees billed to Adviser Entities for the performance of an internal control review pursuant to Statement of Auditing Standards No. 70 of the adviser and administrator of the registrant.

The above Tax Fees for 2010 are the aggregate fees billed for professional services by KPMG to Adviser Entities for tax compliance, tax advice, and tax return review.

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditor’s independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2009 was $230,655. As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2010 was $245,629.

(h) For the fiscal years ended December 31, 2009 and December 31, 2010, the Audit Committee of the registrant’s Board of Trustees considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

(a) Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/BlackRock Commodity Securities Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Eagle SmallCap Equity Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Mutual Shares Fund, the JNL/Franklin Templeton Small Cap Value Fund, the JNL/Goldman Sachs Mid Cap Value

Fund, the JNL/Goldman Sachs U.S. Equity Flex Fund, the JNL/Invesco Global Real Estate Fund, the JNL/Invesco International Growth Fund, the JNL/Invesco Large Cap Growth Fund, the JNL/Invesco Small Cap Growth Fund, the JNL/Ivy Asset Strategy Fund, the JNL/JPMorgan International Value Fund, the JNL/JPMorgan MidCap Growth Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Lazard Mid Cap Equity Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/PAM Asia ex-Japan Fund, the JNL/Select Balanced Fund, the JNL/Select Value Fund, the JNL/T.Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, and the JNL/T. Rowe Price Value Fund for which a summary schedule of investments was provided in the Annual Report dated December 31, 2010, pursuant to §210.1212 of Regulation S-X.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
JNL/BlackRock Commodity Securities Fund

COMMON STOCKS - 45.9%

ENERGY - 40.1%
Acergy SA - ADR (e)	65	$ 1,585
Anadarko Petroleum Corp.	125	9,493
Apache Corp.	162	19,350
Arch Coal Inc.	30	1,041
Baker Hughes Inc.	97	5,545
Berry Petroleum Co. - Class A	56	2,437
Brigham Exploration Co. (c)	197	5,359
Cabot Oil & Gas Corp. - Class A	92	3,494
Cameron International Corp. (c)	174	8,808
Canadian Natural Resources Ltd.	183	8,181
Carrizo Oil & Gas Inc. (c)	58	2,002
Cenovus Energy Inc.	120	4,027
Chevron Corp.	139	12,648
Cimarex Energy Co.	45	3,944
CNOOC Ltd. - ADR (e)	27	6,343
Coastal Energy Co. (c)	64	387
ConocoPhillips	111	7,560
Consol Energy Inc.	52	2,520
Crew Energy Inc. (c)	242	4,648
Denbury Resources Inc. (c)	46	886
Devon Energy Corp.	165	12,971
Dresser-Rand Group Inc. (c)	182	7,744
Dril-Quip Inc. (c)	76	5,921
EnCana Corp. (e)	119	3,494
EOG Resources Inc.	193	17,682
EQT Corp.	93	4,177
EXCO Resources Inc.	92	1,779
Exxon Mobil Corp.	178	13,029
FMC Technologies Inc. (c)	138	12,291
Forest Oil Corp. (c)	43	1,616
Halliburton Co.	176	7,206
Helmerich & Payne Inc.	95	4,610
Hess Corp.	84	6,423
Husky Energy Inc.	90	2,411
Marathon Oil Corp.	138	5,111
MEG Energy Corp. (c)	43	1,951
Murphy Oil Corp.	231	17,222
Nabors Industries Ltd. (c)	104	2,433
National Oilwell Varco Inc.	225	15,102
Newfield Exploration Co. (c)	67	4,818
Nexen Inc.	93	2,121
Niko Resources Ltd.	19	1,961
Noble Corp.	138	4,934
Noble Energy Inc.	80	6,858
Occidental Petroleum Corp.	132	12,950
Pan Orient Energy Corp. (c)	119	798
Paramount Resources Ltd. - Class A (c)	38	1,224
Peabody Energy Corp.	121	7,747
PetroBakken Energy Ltd. (e)	51	1,118
PetroHawk Energy Corp. (c)	42	760
Petroleo Brasileiro SA - Petrobras - ADR	100	3,794
Pioneer Natural Resources Co.	46	3,992
Pride International Inc. (c)	133	4,377
Progress Energy Resources Corp.	135	1,724
Range Resources Corp.	142	6,395
Rowan Cos. Inc. (c)	48	1,684
Saipem SpA	117	5,758
Schlumberger Ltd.	133	11,122
Southwestern Energy Co. (c)	91	3,400
Suncor Energy Inc.	325	12,498
Talisman Energy Inc.	579	12,892
Technip SA - ADR	49	4,520
Tesco Corp. (c)	81	1,284

	Shares/Par (p)	Value
Total SA - ADR	100	5,366
Transocean Ltd. (c)	128	8,899
Trican Well Service Ltd.	68	1,371
Uranium Energy Corp. (c) (q)	366	2,209
Valero Energy Corp.	68	1,580
Weatherford International Ltd. (c)	116	2,656
Whiting Petroleum Corp. (c)	46	5,443
Williams Cos. Inc.	54	1,333
		401,017

INDUSTRIALS - 0.1%
Aegean Marine Petroleum Network Inc. (e)	57	592

MATERIALS - 5.7%
Aluminum Corp. of China Ltd. - ADR (c) (e)	147	3,357
Barrick Gold Corp.	52	2,759
BHP Billiton Ltd.	56	2,608
EI Du Pont de Nemours & Co.	49	2,442
Eldorado Gold Corp.	406	7,560
Fibria Celulose SA - ADR (c) (e)	67	1,078
First Quantum Minerals Ltd. (e)	39	4,283
Franco-Nevada Corp.	64	2,138
Gammon Gold Inc. (c)	123	1,005
Goldcorp Inc.	126	5,821
HudBay Minerals Inc.	175	3,155
Inmet Mining Corp.	10	818
Newcrest Mining Ltd.	140	5,770
Newmont Mining Corp.	8	484
Praxair Inc.	18	1,739
Southern Copper Corp.	136	6,635
Vale SA - ADR (c)	169	5,856
		57,508
Total Common Stocks (cost $386,991)		459,117

WARRANTS - 0.0%
Uranium Energy Corp. (c) (q) (f)	183	—

Total Warrants (cost $0)		—

COMMODITY INDEXED STRUCTURED NOTES - 21.0%
Bank of America Corp. - Series DJUB, Dow Jones-UBS Commodity Index 2 Month Forward Total Return linked note, 0.17%, 06/07/11 (i) (f)	$7,000	11,348
Bank of America Corp., Dow Jones-UBS Commodity Index linked note, 0.01%, 08/18/11 (i) (f)	10,000	18,778
Bank of America Corp., Dow Jones-UBS Commodity Index linked note, 0.01%, 10/24/11 (i) (f)	10,000	15,269
BNP Paribas, BNP Paribas Millenium Commodities Long/Short Excess Return Index linked note, 0.02%, 04/15/11 (r) (f) (i)	14,000	27,651
Citigroup, Dow Jones-UBS Commodity Index Total Return linked note, 0.29%, 12/15/11 (f) (i)	28,000	35,600
JP Morgan, Dow Jones-UBS Commodity Index Total Return linked note, 0.26%, 11/17/11 (f) (i)	6,000	7,869
JP Morgan, Dow Jones-UBS Commodity Index Total Return linked note, 0.26%, 12/07/11 (f) (i)	16,000	20,450
Societe Generale, Dow Jones-UBS Commodity Index Total Return linked note, 0.26%, 04/15/11 (i) (r) (f)	10,000	19,192

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Societe Generale, Dow Jones-UBS Commodity Index Total Return linked note, 0.26%, 08/19/11 (i) (r) (f)	10,000	18,721
Svensk Exportkredit AB, Dow Jones-UBS Commodity Index 2 Month Forward Total Return linked note, 0.03%, 04/15/11 (i) (f)	12,000	20,033
UBS, Dow Jones-UBS Commodity Index Total Return linked note, 0.26%, 12/30/11 (f) (i)	7,500	10,193
UBS, Dow Jones-UBS Commodity Index Total Return linked note, 0.26%, 01/23/12 (f) (i)	5,000	5,667

Total Commodity Indexed Structured Notes (cost $135,500)		210,771

SHORT TERM INVESTMENTS - 51.1%

Investment Company - 6.3%
JNL Money Market Fund, 0.08% (a) (h)	62,860	62,860

Securities Lending Collateral 17.7%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	176,969	176,969
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	698	687

		177,656
Treasury Securities 27.1%
U.S. Treasury Bill
0.13%, 03/24/11 (e)	$10,000	9,997
0.14%, 03/31/11 (e)	261,050	260,964

		270,961

Total Short Term Investments (cost $511,488)		511,477

Total Investments - 118.0% (cost $1,033,979)		1,181,365
Other Assets and Liabilities, Net - (18.0%)		(180,433)

Total Net Assets - 100.0%		$1,000,932

JNL/Capital Guardian Global Balanced Fund

COMMON STOCKS - 65.3%

CONSUMER DISCRETIONARY - 7.6%
Adidas AG	10	$656
Anhanguera Educacional Participacoes SA	39	942
Astra International Tbk PT	40	239
Berkeley Group Holdings Plc (c)	12	165
CBS Corp. - Class B	61	1,158
Coach Inc.	11	586
Comcast Corp. - Class A	68	1,485
Daimler AG (c)	49	3,328
Denso Corp.	64	2,197
Discovery Communications Inc. - Class A (c)	24	992
DreamWorks Animation SKG Inc. - Class A (c)	10	280
GKN Plc	557	1,929
Hyundai Mobis (c)	6	1,528
Isuzu Motors Ltd.	55	249
Li & Fung Ltd.	120	696
Li Ning Co. Ltd. (e)	69	145
Lowe’s Cos. Inc.	22	554
Mazda Motor Corp.	49	140
McDonald’s Corp.	3	230
Nike Inc. - Class B	8	709
SES SA - FDR - Class A	69	1,652
Shimamura Co. Ltd.	8	722
Target Corp.	74	4,426
Time Warner Cable Inc.	4	271
Urban Outfitters Inc. (c)	39	1,393

	Shares/Par (p)	Value
Urbi Desarrollos Urbanos SAB DE CV (c) (e)	47	111
Walt Disney Co.	16	600

		27,383

CONSUMER STAPLES - 4.6%
Avon Products Inc.	8	230
Coca-Cola Amatil Ltd.	28	307
Colgate-Palmolive Co.	12	989
Danone SA	33	2,103
General Mills Inc.	6	214
Hypermarcas SA (c)	51	688
Imperial Tobacco Group Plc	16	500
Kraft Foods Inc. - Class A	6	202
KT&G Corp. (c)	1	31
KT&G Corp. - GDR (c) (q)	4	122
L’Oreal SA	3	366
Magnit OJSC - GDR	20	586
Marfrig Frigorificos e Comercio de Alimentos SA	21	193
Nestle SA	22	1,287
Organizacion Soriana SAB de CV	5	15
PepsiCo Inc.	5	294
Pernod-Ricard SA (e)	16	1,480
Philip Morris International Inc.	29	1,703
Procter & Gamble Co.	31	1,988
Tesco Plc	237	1,573
United Spirits Ltd.	52	1,691

		16,562

ENERGY - 7.4%
Anadarko Petroleum Corp.	21	1,630
Baker Hughes Inc.	13	732
BG Group Plc	102	2,059
Cairn Energy Plc (c)	86	564
Cameco Corp.	83	3,356
Canadian Natural Resources Ltd.	7	312
Cenovus Energy Inc.	31	1,021
Chevron Corp.	8	684
China Shenhua Energy Co. Ltd. - Class H	291	1,219
Gazprom OAO - ADR	36	912
Halliburton Co.	48	1,952
Lukoil OAO - ADR	3	154
Noble Energy Inc.	26	2,204
Oil Search Ltd.	30	212
Paladin Energy Ltd. (c)	49	247
Reliance Industries Ltd.	23	553
Repsol YPF SA	27	756
Royal Dutch Shell Plc - Class A	34	1,126
Sasol Ltd.	28	1,477
Schlumberger Ltd.	27	2,246
SeaDrill Ltd.	11	362
TMK OAO - GDR (c)	1	26
Transocean Ltd. (c)	4	263
Ultra Petroleum Corp. (c)	6	287
Uranium One Inc.	30	144
Weatherford International Ltd. (c)	93	2,125

		26,623

FINANCIALS - 11.0%
ACE Ltd.	3	193
Agricultural Bank of China - Class H (c) (e) (q)	863	433
AIA Group Ltd. (c) (q)	723	2,031
Allianz SE	4	416
Allstate Corp.	49	1,565
AON Corp.	8	373
Arthur J Gallagher & Co.	27	776
Azrieli Group (c)	19	532
Banco Bradesco SA - ADR (e)	50	1,007

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par	(p)	Value
Bangkok Bank PCL	45		220
Bank of China Ltd. - Class H	581		306
Bank of New York Mellon Corp.	3		91
Barclays Plc	305		1,243
BNP Paribas (q)	10		609
BOC Hong Kong Holdings Ltd.	85		288
Charles Schwab Corp.	69		1,187
China Life Insurance Co. Ltd.	82		335
China Overseas Land & Investment Ltd. (e)	46		85
CIMB Group Holdings Bhd	356		982
CME Group Inc.	1		225
DBS Group Holdings Ltd.	20		226
DLF Ltd.	345		2,252
First Pacific Co. Ltd.	188		169
Goldman Sachs Group Inc.	8		1,328
Grupo Financiero Inbursa SA	440		1,932
HDFC Bank Ltd.	20		1,028
Housing Development & Infrastructure Ltd. (c)	46		198
HSBC Holdings Plc	276		2,808
ICICI Bank Ltd.	15		387
Industrial & Commercial Bank of China – Class H	1,542		1,148
Intact Financial Corp.	3		148
Itau Unibanco Holding SA - ADR	10		252
JPMorgan Chase & Co.	15		645
Kotak Mahindra Bank Ltd.	11		114
Link REIT	166		516
Lloyds Banking Group Plc (c)	307		315
Mitsui Fudosan Co. Ltd.	89		1,769
MSCI Inc. - Class A (c)	38		1,469
Plum Creek Timber Co. Inc.	12		446
Powszechny Zaklad Ubezpieczen SA	6		757
Progressive Corp.	72		1,425
Sampo Oyj - Class A	28		754
Sberbank - GDR (e)	6		2,513
SinoPac Financial Holdings Co. Ltd.	1,316		607
Swire Pacific Ltd. - Class A	27		444
UBS AG (c)	65		1,065
UniCredit SpA (q)	369		764
Vienna Insurance Group	4		214
Wharf Holdings Ltd.	127		977

			39,567

HEALTH CARE - 5.2%
Allergan Inc.	7		474
Baxter International Inc.	14		709
Bayer AG	20		1,498
Bristol-Myers Squibb Co.	14		371
Celgene Corp. (c)	29		1,733
Cerner Corp. (c) (e)	21		2,027
CSL Ltd.	39		1,444
Medtronic Inc.	22		823
Merck & Co. Inc.	30		1,092
Novo-Nordisk A/S - Class B	16		1,836
Roche Holding AG	22		3,219
Shire Plc	96		2,305
Shire Plc - ADR (e)	4		268
Sysmex Corp.	15		1,031

			18,830

INDUSTRIALS - 6.6%
Adani Enterprises Ltd.	43		630
Andritz AG	9		820
Assa Abloy AB - Class B	46		1,283
China Railway Construction Corp. Ltd. – Class H (c)	472		568
China Railway Group Ltd. - Class H	1,040		751
Cia de Concessoes Rodoviarias	33		932

	Shares/Par	(p)	Value
Danaher Corp.	7		349
DP World Ltd.	190		120
Emerson Electric Co.	24		1,372
Empresas ICA SAB de CV (c) (e)	44		111
Fanuc Ltd.	6		841
FedEx Corp.	27		2,521
Harbin Power Equipment Co. Ltd. (e)	554		874
Hyundai Engineering & Construction Co. Ltd. (c)	12		765
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (c)	112		159
Jardine Matheson Holdings Ltd.	6		282
Kurita Water Industries Ltd.	41		1,293
Mills Estruturas e Servicos de Engenharia SA (c)	6		76
Mitsui OSK Lines Ltd.	119		806
Norfolk Southern Corp.	29		1,828
Sany Heavy Equipment International Holdings Co. Ltd.	425		627
Siemens AG	32		3,984
SMC Corp.	5		819
Sumitomo Corp.	123		1,729

			23,540

INFORMATION TECHNOLOGY - 11.7%
Akamai Technologies Inc. (c)	19		870
Apple Inc. (c)	7		2,129
ASML Holding NV	52		1,998
Autonomy Corp. Plc (c)	17		392
Broadcom Corp. - Class A	20		871
Canon Inc. (e)	17		883
Cisco Systems Inc. (c)	43		860
Daum Communications Corp. (c)	4		255
Delta Electronics Inc.	200		977
First Solar Inc. (c) (e)	8		1,002
Genpact Ltd. (c)	73		1,102
Google Inc. - Class A (c)	5		2,732
HON HAI Precision Industry Co. Ltd.	17		68
HON HAI Precision Industry Co. Ltd. - GDR	35		282
Hynix Semiconductor Inc. (c)	5		102
Ibiden Co. Ltd.	16		486
International Business Machines Corp.	16		2,348
Juniper Networks Inc. (c)	127		4,685
Keyence Corp.	1		300
KLA-Tencor Corp.	44		1,689
Maxim Integrated Products Inc.	35		831
Microchip Technology Inc. (e)	8		274
Murata Manufacturing Co. Ltd.	27		1,857
Nintendo Co. Ltd.	13		3,649
Oracle Corp.	35		1,105
Oracle Corp. Japan	16		804
QUALCOMM Inc.	36		1,787
Redecard SA	6		74
Samsung Electronics Co. Ltd.	2		1,795
Samsung Electronics Co. Ltd. - GDR	1		308
SAP AG	28		1,442
Suntech Power Holdings Co. Ltd. - ADR (c) (e)	23		186
TDK Corp.	4		277
Trend Micro Inc. (c) (e)	50		1,656
Visa Inc. - Class A	14		950
Yahoo! Japan Corp.	3		1,081

			42,107

MATERIALS - 6.6%
Air Liquide	4		524
Allegheny Technologies Inc.	30		1,677
Alumina Ltd.	442		1,120
Anglo American Plc	10		494

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
AngloGold Ashanti Ltd. (e)	9	437
Barrick Gold Corp.	23	1,219
China Shanshui Cement Group Ltd.	549	392
Cliffs Natural Resources Inc.	10	780
CRH Plc	90	1,874
Evraz Group SA - GDR (c)	5	185
Grupo Mexico SAB de CV (c)	46	186
Harmony Gold Mining Co. Ltd	9	107
Harmony Gold Mining Co. Ltd. - ADR (e)	21	257
HeidelbergCement AG	3	163
Holcim Ltd.	10	749
Indocement Tunggal Prakarsa Tbk PT	9	16
Inmet Mining Corp.	6	493
Ivanhoe Mines Ltd. (c)	12	271
Labrador Iron Ore Royalty Corp.	8	555
Lee & Man Paper Manufacturing Ltd.	738	559
LG Chem Ltd. (c)	4	1,388
LG Chem Ltd. - GDR (c) (q)	2	276
Monsanto Co.	41	2,876
Rio Tinto Plc	6	406
Sappi Ltd. (c)	124	641
Semen Gresik Persero Tbk PT	473	495
Shin-Etsu Chemical Co. Ltd.	3	167
Stora Enso Oyj - Class R	60	621
Sumitomo Chemical Co. Ltd.	287	1,409
Syngenta AG	7	1,923
United Co. RUSAL Plc (c)	144	221
Vale SA - ADR	3	75
Vulcan Materials Co. (e)	11	497
Xstrata Plc	19	453

		23,506

TELECOMMUNICATION SERVICES - 3.7%
America Movil SAB de CV - ADR	3	189
American Tower Corp. - Class A (c)	41	2,102
Bharti Airtel Ltd.	53	428
China Mobile Ltd.	49	487
France Telecom SA	7	156
Koninklijke KPN NV	70	1,016
Magyar Telekom Telecommunications Plc	63	156
Maxis Bhd	252	434
MTN Group Ltd. (c)	13	265
Rostelecom OJSC - ADR	1	35
SK Telecom Co. Ltd.	1	210
SK Telecom Co. Ltd. - ADR	16	304
SoftBank Corp.	95	3,276
Tele Norte Leste Participacoes SA	1	16
Telefonos de Mexico SAB de CV	50	40
Telefonos de Mexico SAB de CV - ADR (e)	48	780
Telekomunikacja Polska SA	150	826
Telstra Corp. Ltd.	98	280
TELUS Corp. (e)	5	235
Verizon Communications Inc.	38	1,345
Vodafone Group Plc	207	534

		13,114

UTILITIES - 0.9%
China Longyuan Power Group Corp. – Class H (c) (e)	236	216
Companhia Energetica de Minas Gerais – ADR (e)	12	202
Edison International	4	162
Electricite de France SA	6	230
GDF Suez	21	739
Hong Kong & China Gas Co. Ltd. (e)	215	507
National Grid Plc	25	215

	Shares/Par (p)	Value
Veolia Environnement	34	980

		3,251

Total Common Stocks (cost $194,712)		234,483

PREFERRED STOCKS - 0.4%

INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd. (f) (q)	7	—

MATERIALS - 0.1%
Vale SA, Class A	6	176

TELECOMMUNICATION SERVICES - 0.1%
Tele Norte Leste Participacoes SA	21	305

UTILITIES - 0.2%
Cia Energetica de Sao Paulo, Class B	52	839

Total Preferred Stocks (cost $1,059)		1,320

RIGHTS - 0.0%
Ivanhoe Mines Ltd. (c)	12	16

Total Rights (cost $0)		16

CORPORATE BONDS AND NOTES - 5.7%

CONSUMER DISCRETIONARY - 0.7%
Altegrity Inc., 10.50%, 11/01/15 (q)	$200	205
AMC Entertainment Inc., 8.75%, 06/01/19 (e)	300	320
CCO Holdings LLC, 7.25%, 10/30/17	400	406
Comcast Corp., 5.88%, 02/15/18	250	278
Michaels Stores Inc., 7.75%, 11/01/18 (e) (q)	250	249
Nextel Communications Inc., 7.38%, 08/01/15	300	301
Time Warner Inc., 5.88%, 11/15/16	450	508
Toys R Us Property Co. II LLC, 8.50%, 12/01/17	200	215

		2,482

CONSUMER STAPLES - 0.3%
Anheuser-Busch InBev NV, 8.63%, 01/30/17, EUR	425	722
Imperial Tobacco Finance Plc, 8.38%, 02/17/16, EUR	250	407
Tesco Plc, 5.50%, 01/13/33, GBP	100	158

		1,287

ENERGY - 0.0%
Petrobras International Finance Co., 6.88%, 01/20/40 (e)	85	89

FINANCIALS - 2.4%
Bank of America Corp., 5.75%, 12/01/17	480	500
Barclays Bank Plc, 5.13%, 01/08/20 (e)	285	291
CIT Group Inc., 7.00%, 05/01/15 (e)	400	401
Depfa ACS Bank, 3.25%, 02/15/12, EUR	550	726
Eurohypo AG, 4.50%, 01/21/13, EUR	100	141
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	375	419
Goldman Sachs Group Inc., 5.38%, 03/15/20	300	310
JPMorgan Chase & Co., 4.40%, 07/22/20	325	320
Liberty Mutual Group Inc., 7.50%, 08/15/36 (q)	350	348
Lloyds TSB Bank Plc, 6.38%, 06/17/16, EUR	500	718
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	250	297
Muenchener Rueckversicherungs AG, 6.75%, 06/21/23, EUR	150	209
Nordea Hypotek AB, 4.00%, 06/18/14, SEK	2,600	394
ProLogis, 7.38%, 10/30/19	600	655
Rodamco Europe Finance BV, 3.75%, 12/12/12, EUR	200	275

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Royal Bank of Scotland Plc
4.38%, 07/13/16, EUR	250	343
6.93%, 04/09/18, EUR	550	695
Societe Generale, 5.75%, 04/20/16 (q)	150	159
Standard Chartered Bank, 6.40%, 09/26/17 (q)	300	321
UBS AG Stamford, 5.88%, 12/20/17	175	192
Westfield Europe Finance Plc.
3.63%, 06/27/12, EUR	400	542
5.50%, 06/27/17, GBP	150	244

		8,500

HEALTH CARE - 0.5%
HCA Inc.
6.38%, 01/15/15	300	295
9.25%, 11/15/16	75	80
Merck & Co Inc., 5.38%, 10/01/14, EUR	350	514
Pfizer Inc., 6.20%, 03/15/19	400	469
Roche Holdings Inc., 6.00%, 03/01/19 (l) (q)	400	465

		1,823

INDUSTRIALS - 0.2%
TransDigm Inc., 7.75%, 12/15/18 (e) (q)	400	414
Volvo AB, 5.00%, 05/31/17, EUR	150	210

		624

INFORMATION TECHNOLOGY - 0.2%
First Data Corp.
9.88%, 09/24/15	23	22
8.25%, 01/15/21 (q)	100	96
12.63%, 01/15/21 (e) (q)	201	192
8.75%, 01/15/22 (e) (q)	100	96
NXP BV, 7.88%, 10/15/14	200	208

		614

MATERIALS - 0.1%
Georgia Gulf Corp., 9.00%, 01/15/17 (q)	300	326
TELECOMMUNICATION SERVICES - 0.6%
AT&T Inc., 2.50%, 08/15/15	600	598
AT&T Wireless Services Inc, 8.13%, 05/01/12	250	273
France Telecom SA, 7.50%, 03/14/11, GBP	150	237
Koninklijke KPN NV, 4.75%, 01/17/17, EUR	200	283
Telecom Italia Finance SA, 7.75%, 01/24/33, EUR	150	212
Telecom Italia SpA, 8.25%, 03/21/16, EUR	150	234
Vodafone Group Plc, 4.75%, 06/14/16, EUR	350	501

		2,338

UTILITIES - 0.7%
Abu Dhabi National Energy Co., 6.17%, 10/25/17	300	316
AES Corp., 7.75%, 10/15/15	125	133
AES Panama SA, 6.35%, 12/21/16 (q)	300	322
Dubai Electricity & Water Authority
6.38%, 10/21/16 (q)	100	97
7.38%, 10/21/20 (q)	125	117
E.ON International Finance BV, 5.80%, 04/30/18 (e) (q)	500	565
Edison Mission Energy, 7.75%, 06/15/16	150	129
National Grid Plc, 6.30%, 08/01/16 (e)	300	342
Veolia Environnement, 5.25%, 06/03/13	525	567

		2,588

Total Corporate Bonds and Notes (cost $20,419)		20,671

	Shares/Par (p)	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 24.6%

GOVERNMENT SECURITIES - 21.8%
Sovereign - 16.0%
Brazil Notas do Tesouro Nacional - Series B, 6.00%, 05/15/17, BRL	580	699
Bundesrepublic Deutschland, 3.00%, 07/04/20, EUR	3,600	4,835
Canadian Government Bond
4.50%, 06/01/15, CAD	1,750	1,922
4.25%, 06/01/18, CAD	300	329
Colombia Government International Bond
12.00%, 10/22/15, COP	231,000	160
9.85%, 06/28/27, COP	285,000	210
Croatia Government International Bond, 6.75%, 11/05/19 (q)	625	654
Denmark Government Bond, 5.00%, 11/15/13, DKK	11,975	2,365
Dominican Republic International Bond, 8.63%, 04/20/27 (q)	150	168
Egypt Government International Bond, 5.75%, 04/29/20 (q)	125	129
France Government Bond, 4.25%, 10/25/23, EUR	300	429
Hungary Government International Bond, 5.50%, 02/12/14, HUF	100,000	452
Indonesia Government Bond
12.50%, 03/15/13, IDR	250,000	31
11.00%, 10/15/14, IDR	65,000	8
9.50%, 06/15/15, IDR	3,000,000	366
10.75%, 05/15/16, IDR	145,000	19
12.80%, 06/15/21, IDR	495,000	74
Italy Buoni Poliennali Del Tesoro
5.00%, 02/01/12, EUR	825	1,132
4.50%, 03/01/19, EUR	350	467
Japan Government Bond
1.10%, 03/21/11, JPY	105,000	1,296
1.70%, 09/20/17, JPY	325,000	4,277
2.30%, 12/20/35, JPY	50,000	655
Korea Treasury Bond, 4.25%, 09/10/14, KRW	2,550,000	2,268
Malaysia Government Bond, 5.09%, 04/30/14, MYR	9,325	3,199
Mexican Bonos
9.50%, 12/18/14, MXN	29,000	2,628
7.75%, 12/14/17, MXN	3,800	327
Netherlands Government Bond, 3.25%, 07/15/15, EUR	1,250	1,765
Norway Government Bond, 6.50%, 05/15/13, NOK	4,750	888
Poland Government Treasury International Bond
5.75%, 04/25/14, PLN	5,250	1,808
5.25%, 10/25/17, PLN	3,000	990
6.38%, 07/15/19	650	728
Queensland Treasury Corp., 6.00%, 10/14/15, AUD	3,500	3,622
Republic of Argentina
8.28%, 12/31/33 (e)	385	358
2.28%, 12/15/35 (e) (i)	515	78
Republic of Deutschland
3.75%, 07/04/13, EUR	250	357
4.25%, 07/04/14 - 07/04/18 , EUR	4,195	6,180
3.25%, 07/04/15, EUR	825	1,172
4.75%, 07/04/34, EUR	950	1,514
4.00%, 01/04/37, EUR	100	145
Republic of Hungary, 6.25%, 01/29/20 (e)	400	387
Republic of Iraq, 5.80%, 01/15/28	500	455
Republic of Turkey, 7.50%, 11/07/19	150	178
Republic of Venezuela, 9.38%, 01/13/34	300	203

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Singapore Government Bond, 3.75%, 09/01/16, SGD	1,950	1,677
Sweden Government Bond, 6.75%, 05/05/14, SEK	13,250	2,238
Thailand Government Bond
5.25%, 05/12/14, THB	1,650	58
3.63%, 05/22/15, THB	4,150	140
Turkey Government International Bond
16.00%, 03/07/12 - 08/28/13 , TRY	350	271
6.75%, 05/30/40	150	164
United Kingdom Treasury Bond
2.75%, 01/22/15, GBP	200	320
4.00%, 09/07/16, GBP	400	672
4.50%, 03/07/19, GBP	375	639
5.00%, 03/07/25, GBP	400	700
4.75%, 12/07/38, GBP	350	596

		57,402

Treasury Inflation Index Securities - 0.5%
Republic of Turkey Treasury Inflation Indexed Note, 10.00%, 02/15/12 (n), TRY	305	217
U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (n)	1,479	1,599

		1,816

U.S. Treasury Securities - 5.3%
U.S. Treasury Bond
5.25%, 02/15/29	1,000	1,147
4.38%, 02/15/38	1,650	1,667
U.S. Treasury Note
0.75%, 05/31/12	4,500	4,521
2.75%, 02/28/13	2,650	2,770
4.25%, 08/15/13 - 11/15/13	7,700	8,393
3.50%, 02/15/18	400	421

		18,919

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.8%
Federal National Mortgage Association - 2.2%
Federal National Mortgage Association
4.00%, 06/01/25	1,894	1,958
3.50%, 12/01/25	1,475	1,489
5.50%, 06/01/38, TBA (g)	1,943	2,080
6.00%, 07/01/38	1,254	1,365
5.00%, 04/01/39	822	865

		7,757

Government National Mortgage Association - 0.6%
Government National Mortgage Association
4.50%, 11/20/39	791	823
4.00%, 01/15/41, TBA (g)	1,500	1,510

		2,333

Total Government and Agency Obligations (cost $85,462)		88,227

SHORT TERM INVESTMENTS - 8.4%

Investment Company - 4.5%
JNL Money Market Fund, 0.08% (a) (h)	16,241	16,241

Securities Lending Collateral 3.9%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	12,684	12,684
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	1,207	1,187

		13,871

Total Short Term Investments (cost $30,132)		30,112

	Shares/Par (p)	Value
Total Investments - 104.4% (cost $331,784)		374,829
Other Assets and Liabilities, Net - (4.4%)		(15,815)

Total Net Assets - 100.0%		$359,014

JNL/Capital Guardian Global Diversified Research Fund

COMMON STOCKS - 96.6%

CONSUMER DISCRETIONARY - 8.3%
Astra International Tbk PT	187	$1,127
Comcast Corp. - Class A	145	3,190
Daimler AG (c)	51	3,443
Denso Corp.	64	2,211
Discovery Communications Inc. - Class A (c)	33	1,384
DreamWorks Animation SKG Inc. - Class A (c)	72	2,107
Gannett Co. Inc.	83	1,248
Isuzu Motors Ltd.	338	1,527
Lowe’s Cos. Inc.	102	2,558
Mazda Motor Corp.	633	1,806
McDonald’s Corp.	34	2,641
Nike Inc. - Class B	23	1,990
Shimamura Co. Ltd.	19	1,749
Target Corp.	82	4,913
Time Warner Cable Inc.	37	2,430
Urban Outfitters Inc. (c)	51	1,830

		36,154

CONSUMER STAPLES - 8.0%
Avon Products Inc.	71	2,066
Coca-Cola Amatil Ltd. (e)	348	3,865
Danone SA	73	4,570
General Mills Inc.	77	2,726
Imperial Tobacco Group Plc	121	3,704
Kraft Foods Inc. - Class A	86	2,723
PepsiCo Inc.	43	2,822
Pernod-Ricard SA	66	6,247
Philip Morris International Inc.	45	2,651
Procter & Gamble Co.	53	3,429

		34,803

ENERGY - 14.5%
BG Group Plc	538	10,861
Cairn Energy Plc (c)	475	3,110
Cameco Corp.	63	2,562
Canadian Natural Resources Ltd.	70	3,132
Cenovus Energy Inc.	126	4,214
Chevron Corp.	70	6,415
China Shenhua Energy Co. Ltd. - Class H	922	3,867
Gazprom OAO - ADR	174	4,383
Halliburton Co.	88	3,577
Oil Search Ltd. (e)	288	2,075
Reliance Industries Ltd.	48	1,136
Royal Dutch Shell Plc - Class A	156	5,166
Schlumberger Ltd.	36	2,998
SeaDrill Ltd.	48	1,651
Total SA	42	2,215
Transocean Ltd. (c)	21	1,487
Ultra Petroleum Corp. (c)	45	2,131
Weatherford International Ltd. (c)	110	2,510

		63,490

FINANCIALS - 16.0%
AIA Group Ltd. (c) (q)	1,241	3,489
Allstate Corp.	89	2,831

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
AON Corp.	65	2,977
Bank of China Ltd. - Class H	7,530	3,972
Bank of New York Mellon Corp.	37	1,114
Barclays Plc	548	2,234
BNP Paribas (q)	25	1,609
Charles Schwab Corp.	132	2,255
CIMB Group Holdings Bhd	540	1,489
CME Group Inc. - Class A	8	2,413
DBS Group Holdings Ltd.	177	1,973
DLF Ltd.	125	816
Goldman Sachs Group Inc.	23	3,901
Grupo Financiero Inbursa SA	273	1,199
HSBC Holdings Plc	385	3,906
Industrial & Commercial Bank of China – Class H	5,235	3,900
Intact Financial Corp.	35	1,785
Itau Unibanco Holding SA - ADR	72	1,729
JPMorgan Chase & Co.	54	2,269
Link REIT	1,582	4,914
Lloyds Banking Group Plc (c)	2,662	2,727
Mitsui Fudosan Co. Ltd.	62	1,232
Plum Creek Timber Co. Inc.	25	918
Progressive Corp.	127	2,525
Sampo Oyj	107	2,864
UBS AG (c)	204	3,347
Wells Fargo & Co.	42	1,314
Wharf Holdings Ltd.	551	4,239

		69,941

HEALTH CARE - 7.5%
Allergan Inc.	71	4,896
Bayer AG	57	4,214
Celgene Corp. (c)	43	2,561
Cerner Corp. (c) (e)	31	2,908
CSL Ltd.	67	2,487
Merck & Co. Inc.	74	2,681
Novo-Nordisk A/S - Class B	36	4,045
Roche Holding AG	20	2,881
Shire Plc	201	4,828
Sysmex Corp.	19	1,286

		32,787

INDUSTRIALS - 6.9%
Assa Abloy AB - Class B	101	2,846
China Railway Construction Corp. Ltd. – Class H (c)	938	1,129
China Railway Group Ltd. - Class H	1,715	1,238
Cia de Concessoes Rodoviarias	62	1,752
Danaher Corp.	64	3,019
Emerson Electric Co.	27	1,526
FedEx Corp.	33	3,088
Jardine Matheson Holdings Ltd.	56	2,482
Kurita Water Industries Ltd.	42	1,306
Mitsui OSK Lines Ltd.	444	3,009
Norfolk Southern Corp.	34	2,123
Siemens AG	41	5,055
Sumitomo Corp.	101	1,420

		29,993

INFORMATION TECHNOLOGY - 15.4%
Apple Inc. (c)	13	4,064
ASML Holding NV	95	3,684
ASML Holding NV - NYS	14	548
Autonomy Corp. Plc (c)	72	1,689
Canon Inc. (e)	42	2,157
Cisco Systems Inc. (c)	86	1,744
Delta Electronics Inc.	393	1,921
First Solar Inc. (c) (e)	6	807

	Shares/Par (p)	Value
Google Inc. - Class A (c)	6	3,445
Ibiden Co. Ltd.	45	1,408
International Business Machines Corp.	27	3,933
Juniper Networks Inc. (c)	78	2,869
Keyence Corp.	12	3,353
KLA-Tencor Corp.	34	1,322
Maxim Integrated Products Inc.	182	4,299
Murata Manufacturing Co. Ltd.	30	2,094
Nintendo Co. Ltd.	7	2,131
Oracle Corp.	105	3,299
Oracle Corp. Japan	22	1,079
QUALCOMM Inc.	102	5,028
Samsung Electronics Co. Ltd.	2	1,804
Samsung Electronics Co. Ltd. - GDR	9	3,700
SAP AG	49	2,493
TDK Corp.	41	2,839
Trend Micro Inc. (c) (e)	57	1,866
Visa Inc. - Class A	55	3,836

		67,412

MATERIALS - 11.9%
Air Products & Chemicals Inc.	27	2,410
Allegheny Technologies Inc.	47	2,571
Anglo American Plc	81	4,212
Barrick Gold Corp.	40	2,122
Cliffs Natural Resources Inc.	47	3,690
CRH Plc	78	1,606
HeidelbergCement AG	22	1,352
Holcim Ltd.	18	1,373
Inmet Mining Corp.	54	4,218
LG Chem Ltd. - GDR (c) (q)	21	3,600
Monsanto Co.	16	1,128
Newcrest Mining Ltd.	81	3,354
Rio Tinto Plc	54	3,776
Sappi Ltd. (c)	235	1,214
Shin-Etsu Chemical Co. Ltd.	31	1,671
Stora Enso Oyj - Class R	243	2,501
Sumitomo Chemical Co. Ltd.	406	1,993
Syngenta AG	14	4,163
Vale SA - ADR	50	1,517
Xstrata Plc	160	3,760

		52,231

TELECOMMUNICATION SERVICES - 5.8%
American Tower Corp. - Class A (c)	173	8,949
Bharti Airtel Ltd.	250	2,006
France Telecom SA	97	2,028
Koninklijke KPN NV	295	4,309
MTN Group Ltd. (c)	117	2,387
SoftBank Corp.	78	2,683
Telstra Corp. Ltd.	546	1,557
TELUS Corp. (e)	38	1,653

		25,572

UTILITIES - 2.3%
Edison International	48	1,849
GDF Suez	53	1,912
Hong Kong & China Gas Co. Ltd.	1,073	2,529
National Grid Plc	218	1,880
Veolia Environnement	60	1,764

		9,934

Total Common Stocks (cost $351,384)		422,317

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
CORPORATE BONDS AND NOTES - 0.1%

ENERGY - 0.1%
Seadrill Ltd., 3.63%, 11/08/12	$300	372

Total Corporate Bonds and Notes (cost $191)		372

SHORT TERM INVESTMENTS - 5.6%

Investment Company - 3.3%
JNL Money Market Fund, 0.08% (a) (h)	14,275	14,275

Securities Lending Collateral 2.3%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	9,218	9,218
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	889	874

		10,092

Total Short Term Investments (cost $24,382)		24,367

Total Investments - 102.3% (cost $375,957)		447,056
Other Assets and Liabilities, Net - (2.3%)		(9,848)

Total Net Assets - 100.0%		$437,208

JNL/Eagle SmallCap Equity Fund

COMMON STOCKS - 99.0%

CONSUMER DISCRETIONARY - 21.6%
American Axle & Manufacturing Holdings Inc. (c)	710	$9,135
ArvinMeritor Inc. (c)	455	9,339
Bally Technologies Inc. (c)	231	9,748
BJ’s Restaurants Inc. (c)	277	9,812
Buffalo Wild Wings Inc. (c) (e)	86	3,759
Chico’s FAS Inc.	568	6,834
Genesco Inc. (c)	455	17,059
Gentex Corp.	214	6,326
Orient-Express Hotels Ltd. - Class A (c)	318	4,125
Pinnacle Entertainment Inc. (c)	419	5,877
Shuffle Master Inc. (c)	928	10,624
Sotheby’s - Class A	165	7,431
Steven Madden Ltd. (c)	125	5,214
Universal Electronics Inc. (c)	296	8,387
Vitamin Shoppe Inc. (c)	401	13,491

		127,161

CONSUMER STAPLES - 1.9%
Herbalife Ltd.	82	5,624
The Fresh Market Inc. (c)	131	5,410

		11,034

ENERGY - 7.4%
Cloud Peak Energy Inc. (c)	286	6,641
Lufkin Industries Inc.	291	18,154
Oasis Petroleum Inc. (c)	289	7,827
OYO Geospace Corp. (c)	113	11,150

		43,772

FINANCIALS - 4.9%
Cash America International Inc.	265	9,803
Duff & Phelps Corp. - Class A	240	4,038
DuPont Fabros Technology Inc. (e)	105	2,224
MGIC Investment Corp. (c)	338	3,449
optionsXpress Holdings Inc. (c)	192	3,008
Redwood Trust Inc.	297	4,428

	Shares/Par (p)	Value
UMB Financial Corp.	53	2,183
		29,133

HEALTH CARE - 16.5%
Allscripts Healthcare Solutions Inc. (c)	382	7,352
American Medical Systems Holdings Inc. (c)	404	7,624
ArthroCare Corp. (c)	141	4,379
BioMarin Pharmaceutical Inc. (c) (e)	218	5,871
Bruker Corp. (c)	384	6,370
Catalyst Health Solutions Inc. (c)	99	4,599
Centene Corp. (c)	221	5,593
Genoptix Inc. (c)	216	4,116
ICON Plc - ADR (c)	247	5,406
MedAssets Inc. (c)	287	5,800
Quality Systems Inc. (e)	123	8,620
Regeneron Pharmaceuticals Inc. (c)	149	4,881
Salix Pharmaceuticals Ltd. (c)	95	4,468
Seattle Genetics Inc. (c) (e)	241	3,597
Sirona Dental Systems Inc. (c)	188	7,868
Thoratec Corp. (c)	289	8,182
Vital Images Inc. (c)	198	2,762

		97,488

INDUSTRIALS - 14.5%
Atlas Air Worldwide Holdings Inc. (c)	104	5,800
FTI Consulting Inc. (c)	158	5,889
Geo Group Inc. (c)	451	11,128
GrafTech International Ltd. (c)	591	11,722
JetBlue Airways Corp. (c)	885	5,849
Landstar System Inc.	132	5,412
Northwest Pipe Co. (c)	168	4,044
Regal-Beloit Corp.	124	8,279
Triumph Group Inc.	72	6,393
WABCO Holdings Inc. (c)	203	12,381
Waste Connections Inc.	321	8,850

		85,747

INFORMATION TECHNOLOGY - 26.3%
Ansys Inc. (c)	175	9,090
Coherent Inc. (c)	186	8,399
Compuware Corp. (c)	752	8,778
DTS Inc. (c)	240	11,767
EMS Technologies Inc. (c)	336	6,647
Fortinet Inc. (c) (e)	193	6,244
Informatica Corp. (c) (e)	237	10,426
Monster Worldwide Inc. (c)	168	3,978
NetLogic Microsystems Inc. (c)	206	6,483
Nice Systems Ltd. - ADR (c)	185	6,458
Progress Software Corp. (c)	160	6,772
Radiant Systems Inc. (c)	342	6,683
Riverbed Technology Inc. (c)	351	12,342
Rovi Corp. (c)	248	15,409
SuccessFactors Inc. (c)	218	6,306
Teradyne Inc. (c)	421	5,912
TIBCO Software Inc. (c)	548	10,793
Varian Semiconductor Equipment Associates Inc. (c)	163	6,015
Veeco Instruments Inc. (c) (e)	153	6,574

		155,076

MATERIALS - 5.9%
Huntsman Corp.	700	10,929
Intrepid Potash Inc. (c) (e)	177	6,611
RTI International Metals Inc. (c)	171	4,601
Texas Industries Inc. (e)	170	7,765

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Titanium Metals Corp. (c)	275	4,722

		34,628

Total Common Stocks (cost $445,505)		584,039

SHORT TERM INVESTMENTS - 9.4%

Investment Company - 3.7%
JNL Money Market Fund, 0.08% (a) (h)	21,944	21,944
Securities Lending Collateral 5.7%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	31,617	31,617
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	1,670	1,643

		33,260

Total Short Term Investments (cost $55,231)		55,204

Total Investments - 108.4% (cost $500,736)		639,243
Other Assets and Liabilities, Net - (8.4%)		(49,313)

Total Net Assets - 100.0%		$ 589,930

JNL/Franklin Templeton Global Growth Fund
COMMON STOCKS - 93.8%
CONSUMER DISCRETIONARY - 16.3%
Bayerische Motoren Werke AG	54	$ 4,240
Comcast Corp. - Class A	30	670
Comcast Corp. - Special Class A	395	8,213
Compagnie Generale des Etablissements Michelin	40	2,861
Compass Group Plc	194	1,759
Expedia Inc.	75	1,884
Home Depot Inc.	62	2,191
Hyundai Motor Co. (c)	38	5,793
Inditex SA	31	2,340
Kingfisher Plc	1,055	4,334
News Corp. - Class A	497	7,229
Pearson Plc	257	4,038
Reed Elsevier NV	173	2,143
Target Corp.	42	2,497
Time Warner Cable Inc.	69	4,553
Time Warner Inc.	116	3,719
Toyota Motor Corp.	87	3,429
USS Co. Ltd.	19	1,570
Viacom Inc. - Class B	113	4,475
Vivendi SA	207	5,596
Walt Disney Co.	112	4,194

		77,728
CONSUMER STAPLES - 2.7%
CVS Caremark Corp.	129	4,473
Nestle SA	78	4,594
Tesco Plc	594	3,937

		13,004
ENERGY - 10.0%
Baker Hughes Inc.	62	3,567
BG Group Plc	131	2,645
BP Plc (c)	782	5,673
Chesapeake Energy Corp.	40	1,040
Chevron Corp.	40	3,614
ENI SpA	152	3,338
Gazprom OAO - ADR	87	2,187

	Shares/Par (p)	Value
Halliburton Co.	140	5,720
Noble Corp.	40	1,427
Royal Dutch Shell Plc - Class B	233	7,691
SBM Offshore NV	76	1,692
StatoilHydro ASA	110	2,608
Total SA	116	6,168

		47,370
FINANCIALS - 13.7%
ACE Ltd.	50	3,120
AIA Group Ltd. (c)	499	1,402
American Express Co.	80	3,424
Aviva Plc	752	4,610
AXA SA	136	2,267
Bank of America Corp.	163	2,168
Bank of New York Mellon Corp.	68	2,058
Cheung Kong Holdings Ltd.	223	3,440
DBS Group Holdings Ltd.	211	2,354
HSBC Holdings Plc (e)	413	4,231
ICICI Bank Ltd. - ADR	61	3,099
ING Groep NV (c)	427	4,157
Intesa Sanpaolo SpA	791	2,151
JPMorgan Chase & Co.	59	2,491
KB Financial Group Inc. - ADR (c)	89	4,720
Muenchener Rueckversicherungs AG	20	2,988
Progressive Corp.	194	3,859
RenaissanceRe Holdings Ltd.	37	2,384
Swire Pacific Ltd.	156	2,557
Swiss Reinsurance	47	2,535
Torchmark Corp.	20	1,192
UBS AG (c)	66	1,088
UniCredit SpA	1,349	2,797

		65,092
HEALTH CARE - 14.8%
Abbott Laboratories	35	1,699
Amgen Inc. (c)	167	9,143
Biogen Idec Inc. (c)	33	2,206
Bristol-Myers Squibb Co.	62	1,637
Covidien Plc	125	5,708
GlaxoSmithKline Plc	367	7,095
Lonza Group AG	25	2,039
Medtronic Inc.	99	3,678
Merck & Co. Inc.	149	5,353
Merck KGaA	23	1,886
Novartis AG	97	5,681
Pfizer Inc.	434	7,599
Quest Diagnostics Inc.	65	3,511
Roche Holding AG	31	4,610
Sanofi-Aventis SA	135	8,630

		70,475
INDUSTRIALS - 10.8%
Adecco SA	38	2,521
Alstom SA	39	1,875
BAE Systems Plc	367	1,889
Brambles Ltd. (e)	160	1,167
Deutsche Post AG	119	2,009
Embraer SA - ADR	42	1,221
FedEx Corp.	49	4,538
General Electric Co.	279	5,102
Hays Plc	629	1,263
Koninklijke Philips Electronics NV	104	3,185
Randstad Holding NV (c)	50	2,654
Siemens AG	59	7,319
Tyco International Ltd.	146	6,060
United Parcel Service Inc. - Class B	81	5,883

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Wolseley Plc (c)	142	4,538

		51,224
INFORMATION TECHNOLOGY - 16.5%
Accenture Plc - Class A	241	11,676
Brocade Communications Systems Inc. (c)	402	2,128
Cisco Systems Inc. (c)	250	5,063
Dell Inc. (c)	176	2,382
Flextronics International Ltd. (c)	258	2,026
FUJIFILM Holdings Corp.	50	1,801
Konica Minolta Holdings Inc.	154	1,592
Microsoft Corp.	359	10,022
Nintendo Co. Ltd.	10	2,949
Oracle Corp.	386	12,076
Samsung Electronics Co. Ltd. - GDR (q)	19	8,206
SAP AG	92	4,658
Seagate Technology (c)	148	2,224
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	408	5,118
Telefonaktiebolaget LM Ericsson - Class B	233	2,703
Tyco Electronics Ltd.	117	4,130

		78,754

MATERIALS - 2.0%
Alcoa Inc.	142	2,185
CRH Plc	178	3,683
Svenska Cellulosa AB	113	1,791
Vale SA - ADR (e)	59	1,774

		9,433

TELECOMMUNICATION SERVICES - 7.0%
AT&T Inc.	37	1,101
China Telecom Corp. Ltd. - ADR (e)	34	1,779
France Telecom SA	250	5,208
Singapore Telecommunications Ltd.	2,869	6,818
Sprint Nextel Corp. (c)	539	2,281
Telefonica SA	143	3,266
Telekom Austria AG	160	2,256
Turkcell Iletisim Hizmet AS - ADR	127	2,168
Vodafone Group Plc	3,194	8,255

		33,132

Total Common Stocks (cost $457,426)		446,212

SHORT TERM INVESTMENTS - 7.1%
Investment Company - 6.0%
JNL Money Market Fund, 0.08% (a) (h)	28,349	28,349
Securities Lending Collateral 1.1%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	4,895	4,895
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	381	375

		5,270

Total Short Term Investments (cost $33,625)		33,619

Total Investments - 100.9% (cost $491,051)		479,831
Other Assets and Liabilities, Net - (0.9%)		(4,090)

Total Net Assets - 100.0%		$ 475,741

	Shares/Par (p)	Value
JNL/Franklin Templeton Income Fund
COMMON STOCKS - 34.5%
CONSUMER DISCRETIONARY - 0.7%
Charter Communications Inc. - Class A (c) (e)	32	$1,239
Comcast Corp. - Class A	150	3,296
Dex One Corp. (c)	106	793
Home Depot Inc.	69	2,433

		7,761
CONSUMER STAPLES - 0.8%
Diageo Plc	150	2,771
PepsiCo Inc.	90	5,860

		8,631
ENERGY - 6.8%
Baker Hughes Inc.	50	2,858
BP Plc - ADR (c)	150	6,625
Callon Petroleum Co. (c) (e)	75	444
Canadian Oil Sands Trust	425	11,306
Chesapeake Energy Corp.	90	2,332
Chevron Corp.	30	2,738
ConocoPhillips	200	13,620
Exxon Mobil Corp.	300	21,936
Schlumberger Ltd.	40	3,340
Spectra Energy Corp.	165	4,113
Weatherford International Ltd. (c)	125	2,850

		72,162
FINANCIALS - 4.5%
Banco Santander SA	250	2,664
Bank of America Corp.	650	8,671
Barclays Plc	150	612
CIT Group Inc. (c)	50	2,355
Citigroup Inc. (c)	894	4,231
HSBC Holdings Plc	300	3,045
JPMorgan Chase & Co.	200	8,484
M&T Bank Corp.	60	5,223
Wells Fargo & Co.	325	10,072
Westfield Retail Trust (c)	813	2,136

		47,493
HEALTH CARE - 4.8%
Johnson & Johnson	150	9,278
Merck & Co. Inc.	500	18,020
Pfizer Inc.	500	8,755
Roche Holding AG	100	14,659

		50,712
INDUSTRIALS - 0.5%
General Electric Co.	300	5,487

INFORMATION TECHNOLOGY - 1.7%
Intel Corp.	350	7,361
Maxim Integrated Products Inc. (e)	200	4,724
Xerox Corp.	300	3,456
Xilinx Inc.	90	2,608

		18,149
MATERIALS - 1.4%
Barrick Gold Corp.	130	6,914
Newmont Mining Corp.	110	6,757
Nucor Corp.	20	876

		14,547
TELECOMMUNICATION SERVICES - 2.7%
AT&T Inc.	300	8,814

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
CenturyLink Inc. (e)	70	3,232
Frontier Communications Corp.	116	1,129
Telstra Corp. Ltd.	900	2,568
Verizon Communications Inc.	150	5,367
Vodafone Group Plc	3,000	7,755

		28,865
UTILITIES - 10.6%
AGL Resources Inc. (e)	100	3,585
American Electric Power Co. Inc.	170	6,117
CenterPoint Energy Inc.	95	1,493
Consolidated Edison Inc.	80	3,966
Dominion Resources Inc.	165	7,049
Duke Energy Corp.	550	9,795
Entergy Corp.	100	7,083
FirstEnergy Corp. (e)	75	2,777
NextEra Energy Inc.	170	8,838
NiSource Inc.	40	705
PG&E Corp.	220	10,525
Pinnacle West Capital Corp.	100	4,145
PPL Corp.	76	1,987
Progress Energy Inc.	125	5,435
Public Service Enterprise Group Inc.	220	6,998
Sempra Energy	120	6,298
Southern Co.	380	14,527
TECO Energy Inc.	200	3,560
Xcel Energy Inc.	350	8,242

		113,125

Total Common Stocks (cost $355,889)		366,932

PREFERRED STOCKS - 4.6%
CONSUMER DISCRETIONARY - 0.3%
General Motors Co., Convertible Preferred, 4.75% (c) (d)	44	2,392
General Motors Corp., 6.25%, Series C (c) (d)	100	835

		3,227
ENERGY - 1.0%
Chesapeake Energy Corp., Convertible Preferred, 5.75% (m) (r)	5	5,030
SandRidge Energy Inc., Convertible Preferred, 7.00% (m) (r)	50	5,947

		10,977
FINANCIALS - 2.8%
Ally Financial Inc., 7.00%, (callable at 1000 beginning 12/31/11) (m) (r)	2	1,745
Bank of America Corp., Convertible Preferred, 7.25%, Series L (m)	10	9,438
Citigroup Inc., Convertible Preferred, 7.50%	60	8,201
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/12), Series Z (c) (d) (m)	186	117
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/10), Series S (c) (d) (m)	65	36
Federal National Mortgage Association, 5.38%, (callable at 105,000 on 12/03/10) (c) (d) (m)	—	88
Federal National Mortgage Association, 6.75%, (callable at 25 beginning 09/30/10), Series Q (c) (d) (m)	100	55
Federal National Mortgage Association, 7.63%, (callable at 25 beginning 11/21/12), Series R (c) (d) (m)	143	73
Federal National Mortgage Association, Convertible Preferred, 8.75% (c) (d) (m)	91	45

	Shares/Par (p)	Value
FelCor Lodging Trust Inc., Convertible Preferred, 1.95%, Series A (m)	60	1,479
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	9	8,505

		29,782
HEALTH CARE - 0.2%
Tenet Healthcare Corp., 7.00%	2	2,197
MATERIALS - 0.2%
AngloGold Ashanti Ltd., 6.00% (e)	30	1,664
UTILITIES - 0.1%
NextEra Energy Inc., Convertible Preferred, 8.38%	20	993

Total Preferred Stocks (cost $62,625)		48,840

WARRANTS - 0.0%
Charter Communications Inc. (c)	30	251

Total Warrants (cost $106)		251

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.7%
Banc of America Large Loan Inc. REMIC, 2.01%, 11/15/13 (i) (r)	$7,478	6,667
Dynegy Roseton Pass Through Trust, 7.67%, 11/08/16 (e)	1,000	940

Total Non-U.S. Government Agency Asset- Backed Securities (cost $7,521)		7,607

CORPORATE BONDS AND NOTES - 52.4%
CONSUMER DISCRETIONARY - 5.7%
Cablevision Systems Corp.
8.63%, 09/15/17	1,000	1,089
7.75%, 04/15/18	3,000	3,142
8.00%, 04/15/20 (e)	3,000	3,210
CCH II LLC, 13.50%, 11/30/16	5,134	6,122
CCO Holdings LLC, 8.13%, 04/30/20 (e)	3,700	3,894
Cequel Communications Holdings I LLC, 8.63%, 11/15/17 (r)	2,500	2,612
CKE Restaurants Inc., 11.38%, 07/15/18 (e)	1,500	1,661
Clear Channel Worldwide Holdings Inc., 9.25%, 12/15/17 (e)	1,600	1,752
ClubCorp Club Operations Inc., 10.00%, 12/01/18 (r)	5,000	4,750
Clubcorp Club Operations Inc. Term Loan B, 6.00%, 11/23/16 (i)	5,000	5,050
Diversey Holdings Inc., 10.50%, 05/15/20	1,600	1,840
Diversey Inc., 8.25%, 11/15/19	2,500	2,712
Goodyear Tire & Rubber Co., 8.25%, 08/15/20 (e)	2,300	2,381
Harrah’s Operating Co. Inc., 11.25%, 06/01/17	750	844
Interactive Data Corp., 10.25%, 08/01/18 (r)	500	548
KB Home
5.75%, 02/01/14	2,000	2,000
6.25%, 06/15/15	1,300	1,287
MGM Resorts International
6.75%, 04/01/13 (e)	2,900	2,883
10.00%, 11/01/16 (e) (r)	3,000	3,082
Univision Communications Inc., 9.75%, 03/15/15 (e) (r)	2,648	2,860
UPC Germany GmbH, 8.13%, 12/01/17 (e) (r)	2,100	2,195
Visant Corp., 10.00%, 10/01/17 (r)	4,700	4,994

		60,908

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
CONSUMER STAPLES - 0.7%
Dean Foods Co., 9.75%, 12/15/18 (e) (r)	3,900	3,929
JBS USA LLC, 11.63%, 05/01/14 (e)	1,000	1,170
SUPERVALU Inc., 8.00%, 05/01/16 (e)	2,000	1,915

		7,014

ENERGY - 10.5%
Antero Resources Finance Corp., 9.38%, 12/01/17	2,000	2,092
ATP Oil & Gas Corp., 11.88%, 05/01/15 (e) (r)	2,500	2,362
Calpine Corp., 7.25%, 10/15/17 (r)	1,000	1,000
Calpine Generating Co. LLC, 8.00%, 06/01/16 (r)	1,750	1,859
Chesapeake Energy Corp.
9.50%, 02/15/15 (e)	2,500	2,819
6.50%, 08/15/17 (e)	4,000	4,020
6.88%, 08/15/18	1,600	1,624
7.25%, 12/15/18	5,000	5,175
Consol Energy Inc., 8.25%, 04/01/20 (r)	1,600	1,728
Denbury Resources Inc., 8.25%, 02/15/20	397	431
El Paso Corp.
6.50%, 09/15/20 (e) (r)	1,600	1,611
7.75%, 01/15/32 (e)	1,000	995
Energy Transfer Partners LP, 7.50%, 10/15/20 (e)	2,500	2,575
Energy XXI Gulf Coast Inc., 9.25%, 12/15/17 (r)	3,500	3,640
EXCO Resources Inc., 7.50%, 09/15/18	3,500	3,430
Linn Energy LLC, 8.63%, 04/15/20 (r)	3,300	3,556
NXP BV, 9.75%, 08/01/18 (r)	1,200	1,350
Petrohawk Energy Corp.
10.50%, 08/01/14	2,000	2,280
7.88%, 06/01/15 (e)	3,200	3,332
Pioneer Natural Resources Co., 6.88%, 05/01/18	1,400	1,488
Plains Exploration & Production Co., 7.75%, 06/15/15	1,500	1,564
Sabine Pass LNG LP
7.25%, 11/30/13	1,350	1,313
7.50%, 11/30/16	2,500	2,344
SandRidge Energy Inc.
3.93%, 04/01/14 (e) (i)	2,000	1,862
9.88%, 05/15/16 (r)	2,600	2,749
8.00%, 06/01/18 (e) (r)	2,500	2,537
8.75%, 01/15/20 (e)	650	668
SESI LLC, 6.88%, 06/01/14	1,370	1,391
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (e)	18,000	10,170
10.50%, 11/01/16	297	149
15.00%, 04/01/21 (e) (r)	15,255	13,348
Texas Competitive Electric Holdings Co. LLC Term Loan
3.76%, 10/10/14 (i)	2,977	2,302
3.76%, 10/10/14 (i)	1,975	1,532
3.76%, 10/10/14 (i)	4,560	3,537
3.79%, 10/10/14 (i)	282	218
Texas Competitive Electric Holdings Co. LLC Term Loan B-1
3.75%, 10/10/14 (i)	4,987	3,868
3.76%, 10/10/14 (i)	3,000	2,327
3.76%, 10/10/14 (i)	2,486	1,928
Texas Competitive Electric Holdings Co. LLC Term Loan B-2, 3.76%, 10/10/14 (i)	3,979	3,086
Texas Competitive Electric Holdings Co. LLC Term Loan B-3
3.76%, 10/10/14 (i)	1,990	1,540
3.76%, 10/10/14 (i)	2,985	2,310

	Shares/Par (p)	Value
W&T Offshore Inc., 8.25%, 06/15/14 (r)	3,000	2,917

		111,027

FINANCIALS - 12.6%
Abengoa Finance SAU, 8.88%, 11/01/17 (r)	3,200	2,960
Ally Financial Inc., 8.00%, 03/15/20	3,500	3,824
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (m)	1,000	1,008
CapitalSource Inc., 4.00%, 07/15/34 (k)	2,500	2,484
CEVA Group Plc
8.38%, 12/01/17 (r)	3,400	3,434
11.50%, 04/01/18 (e) (r)	3,600	3,888
CIT Group Inc.
7.00%, 05/01/14 (e)	800	808
7.00%, 05/01/15 (e)	12,000	12,030
7.00%, 05/01/16 (e)	17,000	17,064
7.00%, 05/01/17 (e)	12,000	12,030
Felcor Lodging LP, 10.00%, 10/01/14 (e)	1,700	1,904
Ford Motor Credit Co. LLC
8.00%, 06/01/14 (e)	2,500	2,754
7.00%, 04/15/15	2,000	2,149
12.00%, 05/15/15	3,000	3,774
Host Hotels & Resorts LP, 9.00%, 05/15/17 (e)	600	666
Interactive Data Corp. Term Loan, 6.75%, 12/31/17 (i)	1,990	2,019
International Lease Finance Corp.
8.63%, 09/15/15 (e) (r)	700	753
8.75%, 03/15/17 (r)	2,000	2,145
8.88%, 09/01/17 (e)	4,700	5,070
7.13%, 09/01/18 (r)	7,000	7,437
iStar Financial Inc.
0.80%, 10/01/12 (i)	4,500	4,005
8.63%, 06/01/13	5,000	4,650
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (m)	11,500	12,224
Liberty Mutual Group Inc., 10.75%, 06/15/58 (r)	2,500	3,025
Petroplus Finance Ltd.
6.75%, 05/01/14 (r)	3,500	3,220
7.00%, 05/01/17 (e) (r)	3,000	2,655
9.38%, 09/15/19 (e) (r)	2,000	1,850
Pinafore LLC, 9.00%, 10/01/18 (e) (r)	700	756
SuperMedia Inc. Escrow Litigation Trust, 0.00%, 12/31/49 (f)	868	7
SuperMedia Inc. Term Loan, 11.00%, 12/31/15 (i)	695	479
UPC Germany GmbH
8.13%, 12/01/17 (r), EUR	2,750	3,877
9.63%, 12/01/19 (r), EUR	1,500	2,190
Wells Fargo Capital XIII, 7.70%, (callable at 100 beginning 03/26/13) (m)	900	930
Wells Fargo Capital XV, 9.75%, (callable at 100 beginning 09/26/13) (m)	5,000	5,562

		133,631

HEALTH CARE - 5.8%
Community Health Systems Inc., 8.88%, 07/15/15 (e)	5,000	5,250
HCA Holdings Inc., 7.75%, 05/15/21 (e) (r)	5,000	5,000
HCA Inc.
6.38%, 01/15/15	1,500	1,474
6.50%, 02/15/16	1,500	1,466
9.25%, 11/15/16	3,500	3,734
8.50%, 04/15/19 (e)	6,000	6,570
7.88%, 02/15/20	6,000	6,420
Mylan Inc., 6.00%, 11/15/18 (e) (r)	5,000	4,912
Quintiles Transnational Corp., 9.50%, 12/30/14 (e) (r)	4,000	4,100

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Tenet Healthcare Corp.
9.25%, 02/01/15 (e)	5,000	5,325
9.00%, 05/01/15 (e)	3,500	3,885
10.00%, 05/01/18 (e)	3,500	4,078
8.00%, 08/01/20 (e) (r)	2,600	2,639
US Oncology Holdings Inc., 6.74%, 03/15/12 (i)	3,097	3,120
Vanguard Health Holding Co. II LLC, 8.00%, 02/01/18 (e)	3,700	3,793

		61,766
INDUSTRIALS - 3.7%
Case New Holland Inc., 7.88%, 12/01/17 (e) (r)	5,000	5,462
Ceridian Corp., 11.25%, 11/15/15 (e)	4,000	3,960
CHC Helicopter SA, 9.25%, 10/15/20 (e) (r)	4,500	4,658
Hertz Corp.
8.88%, 01/01/14	10,000	10,225
10.50%, 01/01/16	1,250	1,319
Manitowoc Co. Inc., 9.50%, 02/15/18 (e)	1,000	1,095
Niska Gas Storage US LLC, 8.88%, 03/15/18 (r)	2,500	2,675
RBS Global & Rexnord LLC
11.75%, 08/01/16 (e)	1,500	1,609
8.50%, 05/01/18 (e)	4,500	4,781
Terex Corp., 8.00%, 11/15/17 (e)	2,000	2,020
United Rentals North America Inc., 8.38%, 09/15/20 (e)	1,600	1,628

		39,432
INFORMATION TECHNOLOGY - 6.8%
Advanced Micro Devices Inc.
6.00%, 05/01/15	477	481
8.13%, 12/15/17	1,000	1,060
CDW LLC
11.00%, 10/12/15	3,000	3,113
12.54%, 10/12/17	2,000	1,980
First Data Corp.
9.88%, 09/24/15	318	301
9.88%, 09/24/15 (e)	1,896	1,806
11.25%, 03/31/16 (e)	3,000	2,625
8.25%, 01/15/21 (r)	2,816	2,703
12.63%, 01/15/21 (r)	5,643	5,389
8.75%, 01/15/22 (r) (e)	2,824	2,732
First Data Corp. Term Loan
3.01%, 09/24/14 (i)	158	147
3.01%, 09/24/14 (i)	1,699	1,574
3.01%, 09/24/14 (i)	1,870	1,732
First Data Corp. Term Loan B-1, 3.01%, 09/24/14 (i)	4,987	4,620
First Data Corp. Term Loan B-2, 3.01%, 09/24/14 (i)	4,987	4,620
First Data Corp. Term Loan B-3
3.01%, 09/24/14 (i)	142	131
3.01%, 09/24/14 (i)	1,647	1,526
3.01%, 09/24/14 (i)	79	74
3.01%, 09/24/14 (i)	2,992	2,772
Freescale Semiconductor Inc.
10.13%, 12/15/16 (e)	3,000	3,157
10.13%, 03/15/18 (r)	5,000	5,625
9.25%, 04/15/18 (r)	4,000	4,400
10.75%, 08/01/20 (e) (r)	9,500	10,355
Sanmina-SCI Corp.
6.75%, 03/01/13 (e)	1,200	1,197
8.13%, 03/01/16 (e)	1,500	1,515
Seagate HDD Cayman, 7.75%, 12/15/18 (r)	1,500	1,519
SunGard Data Systems Inc.
10.63%, 05/15/15 (e)	2,500	2,756

	Shares/Par (p)	Value
7.63%, 11/15/20 (e) (r)	2,000	2,025

		71,935
MATERIALS - 2.4%
Berry Plastics Corp., 9.75%, 01/15/21 (r) (e)	1,000	990
FMG Resources August 2006 Pty Ltd.
7.00%, 11/01/15 (r)	2,100	2,152
6.88%, 02/01/18 (e) (r)	7,500	7,462
Hexion US Finance Corp., 8.88%, 02/01/18 (e)	3,000	3,206
Huntsman International LLC
5.50%, 06/30/16 (e)	1,000	968
8.63%, 03/15/21 (e) (r)	400	432
Ineos Group Holdings Plc, 7.88%, 02/15/16(r), EUR	3,250	3,887
Kerling Plc, 10.63%, 01/28/17 (r), EUR	3,600	5,196
NewPage Corp., 11.38%, 12/31/14 (e)	1,000	940

		25,233
TELECOMMUNICATION SERVICES - 1.5%
Clearwire Communications LLC
12.00%, 12/01/15 (e) (r)	1,500	1,620
12.00%, 12/01/15 (r)	2,500	2,694
12.00%, 12/01/17 (e) (r)	1,500	1,553
Cricket Communications Inc., 7.75%, 10/15/20 (e) (r)	5,500	5,239
Frontier Communications Corp.
8.25%, 04/15/17 (e)	800	878
8.50%, 04/15/20	900	983
Virgin Media Secured Finance Plc, 7.00%, 01/15/18, GBP	2,000	3,305

		16,272
UTILITIES - 2.7%
AES Corp., 8.00%, 10/15/17	450	476
Calpine Corp.
7.88%, 07/31/20 (r)	800	810
7.50%, 02/15/21 (r)	5,475	5,393
Dynegy Holdings Inc.
7.50%, 06/01/15	11,000	8,305
8.38%, 05/01/16	2,750	2,056
7.75%, 06/01/19	2,000	1,335
Energy Future Holdings Corp., 6.55%, 11/15/34	9,000	3,195
Public Service Co. of New Mexico., 7.95%, 05/15/18	2,200	2,472
RRI Energy Inc., 7.88%, 06/15/17	5,000	4,850

		28,892

Total Corporate Bonds and Notes (cost $537,586)		556,110

GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
GOVERNMENT SECURITIES - 0.6%
Municipals - 0.6%
State of California
7.95%, 03/01/36	2,500	2,564
7.60%, 11/01/40	3,480	3,624

Total Government and Agency Obligations (cost $6,016)		6,188

SHORT TERM INVESTMENTS - 23.5%
Investment Company - 6.4%
JNL Money Market Fund, 0.08% (a) (h)	67,966	67,966
Securities Lending Collateral 17.1%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	179,145	179,145

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	2,450	2,410

		181,555

Total Short Term Investments (cost $249,561)		249,521

Total Investments - 116.3% (cost $1,219,304)		1,235,449
Other Assets and Liabilities, Net - (16.3%)		(173,309)

Total Net Assets - 100.0%		$ 1,062,140

JNL/Franklin Templeton Mutual Shares Fund (t)

COMMON STOCKS - 86.5%

CONSUMER DISCRETIONARY - 7.6%
British Sky Broadcasting Group Plc	393	$ 4,513
Cerberus Capital Management LP (c) (f) (q)	999	809
Cerberus Capital Management LP (c) (f) (q)	999	809
Cerberus Capital Management LP (c) (f) (q)	500	405
Comcast Corp. - Special Class A	110	2,298
Daimler AG (c)	53	3,611
Harrah’s Investment LP (c) (f) (q)	39	16
Mattel Inc.	175	4,450
News Corp. - Class A	411	5,981
Stanley Black & Decker Inc.	48	3,234
Thomas Cook Group Plc	121	357
Time Warner Cable Inc.	99	6,519
Time Warner Inc.	204	6,560
Virgin Media Inc. (e)	207	5,642

		45,204

CONSUMER STAPLES - 22.6%
Altria Group Inc.	414	10,182
British American Tobacco Plc	363	13,925
Brown-Forman Corp. - Class B	32	2,220
Carlsberg A/S	23	2,271
Carrefour SA	61	2,508
Coca-Cola Enterprises Inc.	119	2,979
CVS Caremark Corp.	526	18,301
Dr. Pepper Snapple Group Inc.	153	5,380
General Mills Inc.	128	4,569
Imperial Tobacco Group Plc	327	10,045
Japan Tobacco Inc.	1	3,837
Kraft Foods Inc. - Class A	423	13,315
Kroger Co.	320	7,158
Lorillard Inc.	34	2,785
Nestle SA	175	10,272
PepsiCo Inc.	63	4,112
Pernod-Ricard SA (e)	86	8,122
Philip Morris International Inc.	67	3,936
Reynolds American Inc.	159	5,170
Wal-Mart Stores Inc.	64	3,434

		134,521

ENERGY - 6.7%
Baker Hughes Inc.	53	3,012
BP Plc (c)	320	2,323
Exterran Holdings Inc. (c) (e)	46	1,100
Marathon Oil Corp.	259	9,574
Noble Energy Inc.	25	2,141
Pride International Inc. (c)	82	2,705
Prime AET&D Holdings No. 1 Pty Ltd. (c) (f)	402	—
Royal Dutch Shell Plc	247	8,151
Total SA	58	3,085

	Shares/Par (p)	Value
Transocean Ltd. (c)	113	7,858

		39,949
FINANCIALS - 12.6%
ACE Ltd.	101	6,281
Alexander’s Inc. (e)	8	3,297
Alleghany Corp. (c)	7	2,228
Bank of America Corp.	468	6,242
Barclays Plc	1,180	4,815
Berkshire Hathaway Inc. - Class B (c)	12	931
Bond Street Holding LLC (c) (f)	39	798
Canary Wharf Group Plc (c) (f)	405	1,756
CNO Financial Group Inc. (c)	97	658
Deutsche Boerse AG	47	3,230
Forestar Group Inc. (c)	62	1,188
Guaranty Bancorp (c)	49	68
Intesa Sanpaolo SpA	581	1,579
Link REIT	679	2,109
Morgan Stanley	245	6,660
Old Republic International Corp.	240	3,270
PNC Financial Services Group Inc.	115	6,966
St. Joe Co. (c) (e)	40	867
UBS AG (c)	225	3,694
Wells Fargo & Co.	281	8,709
White Mountains Insurance Group Ltd.	17	5,751
Zurich Financial Services AG	14	3,660

		74,757

HEALTH CARE - 10.8%
Alcon Inc. - ADR	27	4,416
Amgen Inc. (c)	64	3,487
Boston Scientific Corp. (c)	484	3,662
Community Health Systems Inc. (c)	60	2,235
Coventry Health Care Inc. (c)	7	182
Eli Lilly & Co.	263	9,232
Genzyme Corp. (c)	94	6,669
Medtronic Inc.	145	5,369
Pfizer Inc.	570	9,978
Tenet Healthcare Corp. (c)	787	5,262
UnitedHealth Group Inc.	323	11,663
Zimmer Holdings Inc. (c)	40	2,142

		64,297

INDUSTRIALS - 4.1%
A P Moller - Maersk A/S - Class B	1	7,107
Alstom SA	61	2,913
Federal Signal Corp.	96	655
GenCorp Inc. (c)	59	304
Orkla ASA	699	6,820
Owens Corning Inc. (c)	140	4,354
TNT NV	84	2,210

		24,363

INFORMATION TECHNOLOGY - 9.7%
Hewlett-Packard Co.	173	7,276
LSI Corp. (c)	914	5,478
Maxim Integrated Products Inc.	201	4,744
McAfee Inc. (c)	61	2,831
Microsoft Corp.	462	12,887
Motorola Inc. (c)	570	5,169
Motorola Mobility Holdings Inc. (When-issued shares)	(63)	(1,838)
Nintendo Co. Ltd.	13	3,709
Symantec Corp. (c)	184	3,080
Tyco Electronics Ltd.	119	4,198
Xerox Corp.	882	10,156

		57,690

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
MATERIALS - 5.2%
Domtar Corp. (e)	37	2,779
International Paper Co.	286	7,803
Linde AG	48	7,355
MeadWestvaco Corp.	117	3,051
ThyssenKrupp AG	3	120
Weyerhaeuser Co.	499	9,442

		30,550
TELECOMMUNICATION SERVICES - 3.3%
Cable & Wireless Communications Plc	1,730	1,309
Cable & Wireless Worldwide Plc	1,730	1,771
Telefonica SA	317	7,234
Vodafone Group Plc	3,587	9,271

		19,585

UTILITIES - 3.9%
Brookfield Infrastructure Partners LP	97	2,032
E.ON AG	205	6,234
Entergy Corp.	35	2,466
Exelon Corp.	121	5,047
GDF Suez	103	3,678
NRG Energy Inc. (c)	202	3,944

		23,401

Total Common Stocks (cost $491,475)		514,317

CORPORATE BONDS AND NOTES - 3.1%

CONSUMER DISCRETIONARY - 0.3%
Cerberus Capital Management LP
12.00%, 07/31/14 (f) (q)	$780	632
12.00%, 07/31/14 (f) (q)	780	631
12.00%, 07/31/14 (f) (q)	390	316

		1,579

ENERGY - 0.6%
Boston Generating LLC Term Loan, 0.18%, 12/21/13 (i)	41	39
Boston Generating LLC Term Loan B, 6.50%, 12/21/13 (i)	244	233
Boston Generating LLC Term Loan Revolver, 6.50%, 12/21/13 (i)	4	4
Texas Competitive Electric Holdings Co. LLC Delay Draw Term Loan, 3.74%, 10/10/14 (i)	2,073	1,603
Texas Competitive Electric Holdings Co. LLC Term Loan
3.76%, 10/10/14 (i)	1,419	1,101
3.76%, 10/10/14 (i)	223	173
3.76%, 10/10/14 (i)	689	533

		3,686

FINANCIALS - 1.8%
Avaya Inc. Term Loan B-1, 3.03%, 10/26/14 (i)	143	136
CIT Group Inc.
7.00%, 05/01/16 (e)	1,799	1,806
7.00%, 05/01/17 (e)	1,626	1,630
CIT Group Inc. Term Loan
6.25%, 01/20/12 (i)	250	255
6.25%, 01/20/12 (i)	639	653
Realogy Corp. Delay Draw Term Loan, 3.26%, 10/10/13 (i)	1,617	1,524
Realogy Corp. Term Loan
1.47%, 10/10/13 (i)	507	478
3.29%, 10/10/13 (i)	3,770	3,554
Realogy Corp. Term Loan A, 13.50%, 10/15/17 (i)	93	102

	Shares/Par (p)	Value
Smurfit-Stone Container Enterprises Inc. Term Loan, 6.75%, 02/22/16 (i)	805	820
Tropicana Entertainment LLC, 9.63%, 12/15/14 (c) (d)	1,130	1

		10,959

INFORMATION TECHNOLOGY - 0.4%
First Data Corp. Term Loan, 3.00%, 09/24/14 (i)	878	813
First Data Corp. Term Loan B-1, 3.00%, 09/24/14 (i)	1,338	1,239
First Data Corp. Term Loan B-3, 3.00%, 09/24/14 (i)	258	240

		2,292

Total Corporate Bonds and Notes (cost $18,606)		18,516

OTHER EQUITY INTERESTS - 0.0%
Dana Corp. NT Escrow (f) (u)	72	—

Dana Corp. NT Escrow (f) (u)	65	—
Dana Corp. NT Escrow (f) (u)	115	—
Northwest Airlines Corp. Contingent Distribution (f) (u)	725	—
Total Other Equity Interests (cost $19)		—

SHORT TERM INVESTMENTS - 12.3%

Investment Company - 10.5%
JNL Money Market Fund, 0.08% (a) (h)	62,650	62,650
Securities Lending Collateral 1.8%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	10,775	10,775

Total Short Term Investments (cost $73,425)		73,425

Total Investments - 101.9% (cost $583,525)		606,258
Other Assets and Liabilities, Net - (1.9%)		(11,193)

Total Net Assets - 100.0%		$595,065

JNL/Franklin Templeton Small Cap Value Fund

COMMON STOCKS - 93.0%

CONSUMER DISCRETIONARY - 18.2%
Autoliv Inc.	55	$4,342
Brown Shoe Co. Inc.	178	2,480
Brunswick Corp.	111	2,074
Cato Corp. - Class A	12	334
Christopher & Banks Corp.	125	769
DR Horton Inc.	78	931
Drew Industries Inc. (c)	39	877
Ethan Allen Interiors Inc. (e)	36	710
Fred’s Inc. - Class A (e)	182	2,499
Gentex Corp.	150	4,434
Group 1 Automotive Inc. (e)	110	4,594
Hillenbrand Inc.	74	1,534
Hooker Furniture Corp.	40	561
J.C. Penney Co. Inc.	56	1,809
La-Z-Boy Inc. (c)	254	2,290
M/I Homes Inc. (c)	95	1,461
MDC Holdings Inc.	49	1,398
Men’s Wearhouse Inc.	128	3,205
Pier 1 Imports Inc. (c)	152	1,598

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Regis Corp.	170	2,829
Saks Inc. (c) (e)	146	1,562
Thor Industries Inc.	159	5,403
Tuesday Morning Corp. (c)	166	874
Warnaco Group Inc. (c)	35	1,949
West Marine Inc. (c) (e)	155	1,640
Winnebago Industries Inc. (c)	95	1,444

		53,601
CONSUMER STAPLES - 1.7%
Casey’s General Stores Inc.	45	1,913
Lancaster Colony Corp. (e)	55	3,129
		5,042
ENERGY - 11.9%
Arch Coal Inc.	23	806
Atwood Oceanics Inc. (c)	95	3,561
Bristow Group Inc. (c)	108	5,095
Global Industries Ltd. (c)	337	2,338
Helix Energy Solutions Group Inc. (c)	178	2,155
Oil States International Inc. (c)	57	3,634
Overseas Shipholding Group Inc.	66	2,331
Rowan Cos. Inc. (c)	140	4,891
Teekay Corp.	64	2,101
Tidewater Inc.	92	4,953
Unit Corp. (c)	69	3,221

		35,086
FINANCIALS - 13.4%
American National Insurance Co.	14	1,199
Arthur J Gallagher & Co.	59	1,713
Aspen Insurance Holdings Ltd.	109	3,108
Chemical Financial Corp.	80	1,781
Erie Indemnity Co. - Class A	24	1,545
Hanover Insurance Group Inc.	32	1,504
HCC Insurance Holdings Inc.	49	1,421
Montpelier Re Holdings Ltd.	138	2,748
Old Republic International Corp.	265	3,612
Peoples Bancorp Inc. (e)	33	513
Protective Life Corp.	223	5,951
RLI Corp.	29	1,514
StanCorp Financial Group Inc.	64	2,880
Tower Group Inc.	121	3,098
Transatlantic Holdings Inc.	38	1,941
TrustCo Bank Corp.	325	2,061
Validus Holdings Ltd.	97	2,967

		39,556
HEALTH CARE - 4.6%
Mettler Toledo International Inc. (c)	21	3,100
Pharmaceutical Product Development Inc.	109	2,953
STERIS Corp.	90	3,289
Teleflex Inc.	53	2,830
West Pharmaceutical Services Inc.	36	1,475

		13,647
INDUSTRIALS - 29.3%
ABM Industries Inc.	135	3,556
Administaff Inc.	66	1,922
American Woodmark Corp.	88	2,150
AO Smith Corp.	26	1,005
Apogee Enterprises Inc.	102	1,368
Applied Industrial Technologies Inc.	54	1,754
Astec Industries Inc. (c)	79	2,551
Brady Corp. - Class A	88	2,866
Briggs & Stratton Corp. (e)	103	2,022
Carlisle Cos. Inc.	81	3,207

	Shares/Par (p)	Value
Ceradyne Inc. (c)	75	2,368
CIRCOR International Inc.	30	1,258
CNH Global NV (c)	12	568
EMCOR Group Inc. (c)	68	1,956
Franklin Electric Co. Inc.	49	1,899
Gardner Denver Inc.	52	3,572
Genesee & Wyoming Inc. - Class A (c)	65	3,452
Gibraltar Industries Inc. (c) (e)	179	2,428
Graco Inc.	88	3,456
Granite Construction Inc.	112	3,067
Kennametal Inc.	93	3,654
Lincoln Electric Holdings Inc.	42	2,739
Mine Safety Appliances Co.	82	2,562
Mueller Industries Inc.	123	4,012
Nordson Corp.	41	3,767
Powell Industries Inc. (c)	32	1,039
Roper Industries Inc.	20	1,529
Simpson Manufacturing Co. Inc.	100	3,100
SkyWest Inc.	200	3,118
Timken Co.	21	1,002
Trinity Industries Inc. (e)	170	4,518
Universal Forest Products Inc.	101	3,944
Wabash National Corp. (c)	215	2,548
Watts Water Technologies Inc. - Class A	61	2,214

		86,171
INFORMATION TECHNOLOGY - 3.4%
Benchmark Electronics Inc. (c)	251	4,563
Cohu Inc.	156	2,583
Rofin-Sinar Technologies Inc. (c)	82	2,917

		10,063
MATERIALS - 7.7%
A. Schulman Inc.	6	146
AptarGroup Inc.	47	2,222
Cabot Corp.	74	2,801
Glatfelter	69	852
Reliance Steel & Aluminum Co.	81	4,160
RPM International Inc.	164	3,627
Sensient Technologies Corp.	42	1,539
Steel Dynamics Inc.	222	4,055
United States Steel Corp.	5	292
Westlake Chemical Corp. (e)	67	2,912
		22,606
UTILITIES - 2.8%
Energen Corp.	49	2,365
NV Energy Inc.	265	3,721
PNM Resources Inc.	170	2,214

		8,300

Total Common Stocks (cost $225,725)		274,072

SHORT TERM INVESTMENTS - 10.4%

Investment Company - 6.8%
JNL Money Market Fund, 0.08% (a) (h)	20,020	20,020
Securities Lending Collateral 3.6%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	9,698	9,698
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	971	954

		10,652

Total Short Term Investments (cost $30,688)		30,672

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Total Investments - 103.4% (cost $256,413)		304,744
Other Assets and Liabilities, Net - (3.4%)		(10,144)

Total Net Assets - 100.0%		$ 294,600

JNL/Goldman Sachs Mid Cap Value Fund

COMMON STOCKS - 96.8%

CONSUMER DISCRETIONARY - 11.8%
CBS Corp. - Class B	457	$8,698
DISH Network Corp. - Class A (c)	368	7,230
Guess? Inc.	79	3,735
Hasbro Inc.	52	2,464
Lear Corp. (c)	86	8,474
Liberty Media Corp. - Interactive (c)	396	6,250
Mohawk Industries Inc. (c)	43	2,460
Newell Rubbermaid Inc.	326	5,919
NVR Inc. (c)	5	3,322
TRW Automotive Holdings Corp. (c)	98	5,180
Urban Outfitters Inc. (c)	62	2,211
Wyndham Worldwide Corp.	121	3,627

		59,570

CONSUMER STAPLES - 4.9%
ConAgra Foods Inc.	211	4,769
Energizer Holdings Inc. (c)	33	2,435
Hansen Natural Corp. (c)	42	2,184
HJ Heinz Co.	89	4,407
JM Smucker Co.	120	7,867
Sara Lee Corp.	187	3,271

		24,933

ENERGY - 11.0%
Alpha Natural Resources Inc. (c)	99	5,915
Cameron International Corp. (c)	121	6,126
Forest Oil Corp. (c)	219	8,317
Key Energy Services Inc. (c)	181	2,353
Newfield Exploration Co. (c)	194	14,003
QEP Resources Inc.	180	6,552
Range Resources Corp.	100	4,511
Weatherford International Ltd. (c)	357	8,144

		55,921

FINANCIALS - 28.2%
Alexandria Real Estate Equities Inc.	54	3,943
Boston Properties Inc.	61	5,269
CIT Group Inc. (c)	31	1,482
Comerica Inc.	73	3,086
Douglas Emmett Inc.	167	2,768
Equity Residential	163	8,460
Everest Re Group Ltd.	96	8,126
Fifth Third Bancorp	532	7,806
First Horizon National Corp. (c)	5	55
First Republic Bank (c)	40	1,152
Genworth Financial Inc. - Class A (c)	409	5,377
Hartford Financial Services Group Inc.	273	7,229
Host Hotels & Resorts Inc.	292	5,223
Invesco Ltd.	313	7,527
Janus Capital Group Inc.	286	3,709
Lazard Ltd. - Class A	83	3,270
Legg Mason Inc.	104	3,784
M&T Bank Corp.	40	3,492
Marsh & McLennan Cos. Inc.	196	5,366
MFA Financial Inc.	554	4,523
Principal Financial Group Inc.	331	10,778

	Shares/Par (p)	Value
Progressive Corp.	129	2,560
SLM Corp. (c)	513	6,463
SunTrust Banks Inc.	258	7,625
Tanger Factory Outlet Centers Inc.	71	3,625
Unum Group	154	3,732
Ventas Inc.	102	5,364
WR Berkley Corp.	208	5,705
XL Group Plc	228	4,974

		142,473

HEALTH CARE - 6.0%
Aetna Inc.	220	6,708
Biogen Idec Inc. (c)	108	7,272
Boston Scientific Corp. (c)	350	2,652
CR Bard Inc.	48	4,441
Hologic Inc. (c)	234	4,401
Kinetic Concepts Inc. (c)	114	4,793

		30,267

INDUSTRIALS - 9.3%
BE Aerospace Inc. (c)	107	3,949
Cooper Industries Plc	64	3,746
Eaton Corp.	52	5,243
JetBlue Airways Corp. (c) (e)	437	2,890
Kansas City Southern (c)	98	4,674
Masco Corp.	291	3,681
Parker Hannifin Corp.	65	5,575
Pentair Inc.	173	6,309
Republic Services Inc. - Class A	130	3,893
Ryder System Inc.	53	2,804
Textron Inc.	189	4,471

		47,235

INFORMATION TECHNOLOGY - 6.6%
Adobe Systems Inc. (c)	164	5,040
Amphenol Corp. - Class A	70	3,711
BMC Software Inc. (c)	105	4,939
Check Point Software Technologies Ltd. (c)	57	2,637
ON Semiconductor Corp. (c)	472	4,667
Parametric Technology Corp. (c)	179	4,042
Polycom Inc. (c)	65	2,531
Quest Software Inc. (c)	55	1,517
VeriFone Holdings Inc. (c)	41	1,584
Xilinx Inc.	87	2,530

		33,198

MATERIALS - 5.2%
Celanese Corp. - Class A	71	2,908
Cliffs Natural Resources Inc.	36	2,786
Huntsman Corp.	456	7,125
Owens-Illinois Inc. (c)	114	3,485
Steel Dynamics Inc.	87	1,587
Stillwater Mining Co. (c)	129	2,745
Temple-Inland Inc.	176	3,743
Thompson Creek Metals Co. Inc. (c) (e)	141	2,076

		26,455

TELECOMMUNICATION SERVICES - 3.3%
CenturyLink Inc.	165	7,623
Clearwire Corp. - Class A (c) (e)	354	1,825
Sprint Nextel Corp. (c)	1,696	7,175

		16,623

UTILITIES - 10.5%
Alliant Energy Corp.	27	993
CMS Energy Corp.	314	5,835
DPL Inc.	55	1,409
Edison International	105	4,056

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
FirstEnergy Corp. (e)	48	1,768
Northeast Utilities	149	4,762
NV Energy Inc.	275	3,858
Pinnacle West Capital Corp.	69	2,860
PPL Corp.	207	5,440
Progress Energy Inc.	45	1,952
SCANA Corp. (e)	146	5,925
Sempra Energy	96	5,030
Westar Energy Inc.	52	1,305
Xcel Energy Inc.	348	8,188

		53,381

Total Common Stocks (cost $414,505)		490,056

SHORT TERM INVESTMENTS - 6.3%
Investment Company - 4.6%
JNL Money Market Fund, 0.08% (a) (h)	23,029	23,029
Securities Lending Collateral 1.7%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	8,112	8,112
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	672	661

		8,773

Total Short Term Investments (cost $31,813)		31,802

Total Investments - 103.1% (cost $446,318)		521,858
Other Assets and Liabilities, Net - (3.1%)		(15,767)

Total Net Assets - 100.0%		$ 506,091

JNL/Goldman Sachs U.S. Equity Flex Fund
COMMON STOCKS - 126.2%
CONSUMER DISCRETIONARY - 18.9%
CBS Corp. - Class B (o)	105	$2,008
Comcast Corp. - Class A (o)	117	2,561
DISH Network Corp. - Class A (c) (o)	123	2,413
Ford Motor Co. (c) (o)	106	1,778
G-III Apparel Group Ltd. (c)	13	463
General Motors Co. (c) (o)	41	1,525
Guess? Inc.	25	1,174
Johnson Controls Inc.	29	1,105
Jos. A. Bank Clothiers Inc. (c)	18	742
Lear Corp. (c)	25	2,501
Liberty Media Corp. - Interactive (c) (o)	70	1,108
Newell Rubbermaid Inc. (o)	77	1,396
Phillips-Van Heusen Corp.	10	651
Polo Ralph Lauren Corp. - Class A	8	937
Target Corp.	24	1,455

		21,817
CONSUMER STAPLES - 9.5%
Archer-Daniels-Midland Co.	28	840
CVS Caremark Corp.	30	1,052
General Mills Inc. (o)	72	2,558
Hansen Natural Corp. (c)	11	550
PepsiCo Inc. (o)	23	1,534
Procter & Gamble Co. (o)	20	1,305
Unilever NV - NYS (o)	44	1,375
Wal-Mart Stores Inc. (o)	33	1,800

		11,014

	Shares/Par (p)	Value
ENERGY - 15.0%
EOG Resources Inc.	6	538
Forest Oil Corp. (c) (o)	51	1,933
Halliburton Co. (o)	33	1,366
Newfield Exploration Co. (c) (o)	56	4,022
Occidental Petroleum Corp. (o)	39	3,803
Range Resources Corp. (o)	43	1,916
Schlumberger Ltd.	22	1,867
Weatherford International Ltd. (c)	81	1,838

		17,283
FINANCIALS - 23.2%
AFLAC Inc. (o)	36	2,003
Allstate Corp.	33	1,057
American Express Co.	24	1,043
Bank of America Corp. (o)	194	2,595
Bank of New York Mellon Corp. (o)	53	1,614
Franklin Resources Inc.	13	1,401
Hartford Financial Services Group Inc.	39	1,041
Invesco Ltd. (o)	62	1,492
JPMorgan Chase & Co. (o)	102	4,322
MFA Financial Inc. (o)	80	652
Prudential Financial Inc. (o)	37	2,195
State Street Corp.	27	1,266
SunTrust Banks Inc.	44	1,291
Travelers Cos. Inc. (o)	39	2,156
U.S. Bancorp (o)	97	2,624

		26,752
HEALTH CARE - 13.6%
Baxter International Inc. (o)	59	2,981
Biogen Idec Inc. (c) (o)	38	2,521
ICON Plc - ADR (c)	40	871
Johnson & Johnson (o)	42	2,602
Merck & Co. Inc. (o)	88	3,170
Teva Pharmaceutical Industries Ltd. - ADR (o)	43	2,233
WellPoint Inc. (c)	23	1,312

		15,690
INDUSTRIALS - 11.7%
Boeing Co. (o)	40	2,588
Emerson Electric Co. (o)	40	2,264
General Electric Co. (o)	198	3,627
Honeywell International Inc. (o)	77	4,072
Union Pacific Corp.	11	975

		13,526
INFORMATION TECHNOLOGY - 24.1%
Adobe Systems Inc. (c) (o)	69	2,123
Apple Inc. (c) (o)	14	4,655
BMC Software Inc. (c) (o)	26	1,242
Cisco Systems Inc. (c) (o)	68	1,383
EMC Corp. (c) (o)	139	3,192
Google Inc. - Class A (c)	6	3,475
Microsoft Corp. (o)	123	3,445
Oracle Corp. (o)	100	3,116
Parametric Technology Corp. (c) (o)	53	1,183
QUALCOMM Inc. (o)	34	1,705
Texas Instruments Inc. (o)	43	1,401
Xilinx Inc.	32	917

		27,837
MATERIALS - 4.4%
Dow Chemical Co. (o)	40	1,353
Freeport-McMoRan Copper & Gold Inc.	12	1,418
Huntsman Corp. (o)	144	2,254

		5,025

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 2.6%
Clearwire Corp. - Class A (c) (o)	108	555
Sprint Nextel Corp. (c) (o)	588	2,489

		3,044

UTILITIES - 3.2%
American Electric Power Co. Inc.	30	1,092
Entergy Corp.	18	1,264
PG&E Corp.	29	1,370

		3,726

Total Common Stocks (cost $133,023)		145,714

SHORT TERM INVESTMENTS - 4.3%
Investment Company - 4.3%
JNL Money Market Fund, 0.08% (a) (h)	4,931	4,931

Total Short Term Investments (cost $4,931)		4,931

Total Investments - 130.5% (cost $137,954)		150,645
Total Securities Sold Short - (30.5)% (proceeds $32,863)		(35,216)
Other Assets and Liabilities, Net - (0.0% )		(25)

Total Net Assets - 100.0%		$ 115,404

Securities Sold Short - 30.5%
COMMON STOCKS - 30.5%
CONSUMER DISCRETIONARY - 6.2%
AutoNation Inc.	21	$ 601
Buckle Inc.	12	467
Gentex Corp.	19	558
Genuine Parts Co.	6	295
Gildan Activewear Inc.	11	319
Harman International Industries Inc.	8	373
Hibbett Sports Inc.	10	383
KB Home	23	314
NetFlix Inc.	4	643
New York Times Co. - Class A	150	1,467
Penske Auto Group Inc.	28	495
Pool Corp.	13	283
Starwood Hotels & Resorts Worldwide Inc.	10	609
Toll Brothers Inc.	20	382

		7,189
CONSUMER STAPLES - 0.9%
Campbell Soup Co.	16	544
Kimberly-Clark Corp.	9	553

		1,097
ENERGY - 3.6%
Marathon Oil Corp.	52	1,938
Noble Corp.	32	1,142
Transocean Ltd.	16	1,132

		4,212
FINANCIALS - 3.2%
ACE Ltd.	6	391
eHealth Inc.	37	528
Jefferies Group Inc.	23	619
MetLife Inc.	8	349
Reinsurance Group of America Inc.	1	44
T. Rowe Price Group Inc.	10	670
TCF Financial Corp.	73	1,088

		3,689

	Shares/Par (p)	Value
HEALTH CARE - 5.4%
Align Technology Inc.	37	714
AMERIGROUP Corp.	13	577
Bristol-Myers Squibb Co.	31	829
Centene Corp.	23	586
Intuitive Surgical Inc.	2	611
NuVasive Inc.	18	455
Perrigo Co.	14	880
Pfizer Inc.	49	854
Stryker Corp.	13	692

		6,198
INDUSTRIALS - 2.1%
General Dynamics Corp.	5	346
Joy Global Inc.	9	753
Northrop Grumman Corp.	9	568
Precision Castparts Corp.	5	710

		2,377
INFORMATION TECHNOLOGY - 4.2%
Novellus Systems Inc.	40	1,299
Red Hat Inc.	28	1,300
SAIC Inc.	43	685
SAP AG - ADR	17	858
Tech Data Corp.	16	709

		4,851
MATERIALS - 1.0%
EI Du Pont de Nemours & Co.	23	1,158
TELECOMMUNICATION SERVICES - 2.8%
Telefonos de Mexico SAB de CV - ADR	58	933
US Cellular Corp.	20	1,006
Verizon Communications Inc.	16	589
Windstream Corp.	49	680

		3,208
UTILITIES - 1.1%
Exelon Corp.	18	737
Piedmont Natural Gas Co. Inc.	18	500

		1,237

Total Securities Sold Short - 30.5% (proceeds $32,863)		$ 35,216

JNL/Invesco Global Real Estate Fund
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 0.7%
Marriott International Inc. - Class A	68	$2,829
Starwood Hotels & Resorts Worldwide Inc.	36	2,192

		5,021
FINANCIALS - 97.6%
Real Estate Investment Trusts - 66.9%
Diversified - REITS - 21.1%
BGP Holdings Plc (c) (f)	5,552	—
British Land Co. Plc	787	6,437
CapitaCommercial Trust (e)	2,342	2,737
Cominar Real Estate Investment Trust	137	2,872
Corio NV	111	7,151
Derwent London Plc	177	4,308
Dexus Property Group	5,290	4,301
Digital Realty Trust Inc. (e)	179	9,216
Eurocommercial Properties NV	54	2,487

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Fonciere Des Regions	34	3,295
Goodman Group	14,771	9,820
Hammerson Plc	734	4,774
Kenedix Realty Investment Corp.	1	3,238
Klepierre	109	3,928
Land Securities Group Plc	795	8,358
Liberty Property Trust	212	6,766
Mercialys SA	59	2,212
Morguard Real Estate Investment Trust	131	1,934
Segro Plc	588	2,624
Shaftesbury Plc	351	2,449
Stockland	3,437	12,654
Suntec Real Estate Investment Trust	3,522	4,117
Unibail-Rodamco SE (c)	66	13,048
Vornado Realty Trust	153	12,745
Washington REIT	120	3,728
Wereldhave NV	46	4,528

		139,727
Industrial - REITS - 2.3%
DCT Industrial Trust Inc.	269	1,431
Hansteen Holdings Plc (c)	1,078	1,370
ProLogis	870	12,562

		15,363
Office - REITS - 9.5%
Alexandria Real Estate Equities Inc.	80	5,895
BioMed Realty Trust Inc.	228	4,253
Boston Properties Inc.	86	7,366
Corporate Office Properties Trust	57	2,009
Duke Realty Corp.	33	411
Great Portland Estates Plc	265	1,489
Highwoods Properties Inc.	169	5,376
ING Office Fund (e)	5,736	3,256
Japan Prime Realty Investment Corp.	1	3,456
Japan Real Estate Investment Corp.	1	7,003
Kilroy Realty Corp.	86	3,136
Nippon Building Fund Inc. (e)	—	5,011
Orix JREIT Inc.	—	1,391
Piedmont Office Realty Trust Inc. (e)	147	2,963
SL Green Realty Corp.	96	6,507
Societe Immobiliere de Location pour l’Industrie et le Commerce	25	3,082

		62,604
Residential - REITS - 7.0%
Advance Residence Investment Corp. (c)	1	2,956
AvalonBay Communities Inc.	46	5,205
Camden Property Trust	188	10,169
Equity Residential	146	7,597
Essex Property Trust Inc. (e)	80	9,178
Home Properties Inc.	70	3,873
Mid-America Apartment Communities Inc.	42	2,648
UDR Inc.	207	4,857

		46,483
Retail - REITS - 18.4%
Acadia Realty Trust	161	2,932
CapitaMall Trust	2,522	3,833
CBL & Associates Properties Inc.	186	3,250
CFS Retail Property Trust	4,470	8,047
Charter Hall Retail REIT (e)	509	1,530
Developers Diversified Realty Corp.	66	925
Japan Retail Fund Investment Corp.	1	2,411
Kimco Realty Corp.	714	12,877
Link REIT	2,127	6,607
Macerich Co.	199	9,407
National Retail Properties Inc. (e)	153	4,052
Primaris Retail Real Estate Investment Trust	241	4,744
Regency Centers Corp.	221	9,339

	Shares/Par (p)	Value
RioCan Real Estate Investment Trust	232	5,138
Simon Property Group Inc.	285	28,306
Westfield Group	1,469	14,392
Westfield Retail Trust (c)	1,464	3,849

		121,639
Specialized - REITS - 8.6%
Big Yellow Group Plc	445	2,434
Chartwell Seniors Housing REIT	375	3,081
DiamondRock Hospitality Co. (c)	280	3,365
Health Care REIT Inc.	244	11,645
Hersha Hospitality Trust	231	1,525
Host Hotels & Resorts Inc.	834	14,907
LaSalle Hotel Properties	97	2,548
Nationwide Health Properties Inc.	169	6,147
Omega Healthcare Investors Inc.	55	1,230
Senior Housing Properties Trust	290	6,364
Sovran Self Storage Inc.	69	2,540
Ventas Inc.	23	1,193

		56,979
Real Estate Management & Development - 30.7%
Real Estate Operating Companies - 25.2%
Agile Property Holdings Ltd.	3,654	5,378
Beni Stabili SpA	1,725	1,464
BR Properties SA	35	377
Brookfield Properties Corp.	309	5,457
CapitaLand Ltd.	3,190	9,222
China Overseas Land & Investment Ltd. (e)	4,381	8,105
Global Logistic Properties Ltd. (c)	1,693	2,850
Hang Lung Properties Ltd.	1,839	8,600
Henderson Land Development Co. Ltd. (c) (e)	347	2,366
Hongkong Land Holdings Ltd. (e)	1,844	13,314
Hysan Development Co. Ltd.	1,092	5,142
Keppel Land Ltd. (e)	1,579	5,906
Kerry Properties Ltd.	990	5,158
KWG Property Holding Ltd.	2,534	1,930
Mitsui Fudosan Co. Ltd.	956	18,999
Multiplan Empreendimentos Imobiliarios SA	56	1,254
New World Development Ltd. (c)	1,562	2,934
NTT Urban Development Corp.	3	2,561
Retail Opportunity Investments Corp.	121	1,195
Shimao Property Holdings Ltd. (e)	2,430	3,670
Sino Land Co.	3,840	7,183
Sumitomo Realty & Development Co. Ltd.	396	9,421
Sun Hung Kai Properties Ltd.	1,888	31,358
Unite Group Plc (c)	595	1,801
Wharf Holdings Ltd.	1,428	10,986

		166,631
Real Estate Services - 5.5%
AEON Mall Co. Ltd.	103	2,747
Castellum AB	311	4,236
Conwert Immobilien Invest SE	157	2,256
Mitsubishi Estate Co. Ltd.	1,062	19,627
Sponda OYJ	573	2,977
Swiss Prime Site AG (c)	61	4,561

		36,404

Total Common Stocks (cost $577,810)		650,851

SHORT TERM INVESTMENTS - 6.0%
Investment Company - 1.3%
JNL Money Market Fund, 0.08% (a) (h)	8,743	8,743
Securities Lending Collateral - 4.7%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	29,376	29,376

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	1,525	1,500

		30,876

Total Short Term Investments (cost $39,644)		39,619

Total Investments - 104.3% (cost $617,454)		690,470
Other Assets and Liabilities, Net - (4.3%)		(28,682)

Total Net Assets - 100.0%		$661,788

JNL/Invesco International Growth Fund
COMMON STOCKS - 93.4%
CONSUMER DISCRETIONARY - 17.6%
Adidas AG	112	$ 7,378
Bayerische Motoren Werke AG	110	8,635
Compagnie Generale des Etablissements Michelin	38	2,698
Compass Group Plc	1,163	10,538
Denso Corp.	142	4,892
Eutelsat Communications Group SA	95	3,475
Grupo Televisa SA - ADR (c)	234	6,066
Hyundai Mobis (c)	38	9,398
Informa Plc	797	5,064
Kingfisher Plc	1,325	5,443
Li & Fung Ltd.	636	3,690
Next Plc	167	5,138
Publicis Groupe	62	3,217
Puma AG Rudolf Dassler Sport	17	5,554
Reed Elsevier Plc	676	5,710
Toyota Motor Corp.	130	5,114
WPP Plc	439	5,404
Yamada Denki Co. Ltd.	93	6,298

		103,712
CONSUMER STAPLES - 13.0%
Anheuser-Busch InBev NV	164	9,395
British American Tobacco Plc	190	7,312
Danone SA	85	5,369
Fomento Economico Mexicano SAB de CV - ADR	66	3,717
Imperial Tobacco Group Plc	344	10,562
Koninklijke Ahold NV	432	5,708
Nestle SA	206	12,046
Reckitt Benckiser Group Plc	99	5,445
Tesco Plc	1,176	7,795
Unilever NV	174	5,425
Woolworths Ltd.	143	3,931

		76,705
ENERGY - 10.3%
BG Group Plc	368	7,438
Canadian Natural Resources Ltd.	122	5,446
Cenovus Energy Inc.	154	5,171
EnCana Corp. (e)	115	3,377
Gazprom OAO - ADR	246	6,222
Petroleo Brasileiro SA - ADR	153	5,227
Royal Dutch Shell Plc - B Shares	180	5,923
Suncor Energy Inc.	142	5,484
Talisman Energy Inc.	156	3,465
Total SA	96	5,077
WorleyParsons Ltd. (e)	292	7,983

		60,813

	Shares/Par (p)	Value
FINANCIALS - 9.4%
Akbank T.A.S.	875	4,860
AXA SA	184	3,056
Banco Bradesco SA - ADR (e)	431	8,744
BNP Paribas	98	6,222
Fairfax Financial Holdings Ltd.	11	4,528
Industrial & Commercial Bank of China	11,144	8,301
Julius Baer Group Ltd.	117	5,462
Kinnevik Investment AB	138	2,810
QBE Insurance Group Ltd.	237	4,397
United Overseas Bank Ltd.	474	6,722

		55,102
HEALTH CARE - 13.5%
Bayer AG	78	5,768
Cochlear Ltd. (e)	92	7,532
CSL Ltd.	156	5,782
Fresenius Medical Care AG & Co. KGaA	88	5,083
Novartis AG	144	8,474
Novo-Nordisk A/S	92	10,311
Roche Holding AG	80	11,779
Shire Plc	442	10,642
Smith & Nephew Plc	240	2,534
Teva Pharmaceutical Industries Ltd. - ADR	226	11,785

		79,690
INDUSTRIALS - 10.0%
Bharat Heavy Electricals Ltd.	56	2,925
Canadian National Railway Co.	41	2,715
Fanuc Ltd.	69	10,501
Hutchison Whampoa Ltd.	620	6,381
Keppel Corp. Ltd.	1,100	9,703
Komatsu Ltd.	173	5,198
Nidec Corp.	127	12,755
TNT NV	209	5,522
Volvo AB (c)	183	3,224

		58,924
INFORMATION TECHNOLOGY - 7.9%
Canon Inc. (e)	108	5,522
HON HAI Precision Industry Co. Ltd.	1,268	5,109
Infosys Technologies Ltd. - ADR	115	8,717
Keyence Corp.	21	5,938
NHN Corp. (c)	24	4,746
SAP AG	106	5,372
Taiwan Semiconductor Manufacturing Co. Ltd.	3,319	8,083
Telefonaktiebolaget LM Ericsson	257	2,980

		46,467
MATERIALS - 3.0%
BHP Billiton Ltd. (e)	251	11,624
Syngenta AG	21	6,086

		17,710
TELECOMMUNICATION SERVICES - 5.7%
America Movil SAB de CV - ADR	193	11,038
Koninklijke KPN NV	365	5,329
Philippine Long Distance Telephone Co.	108	6,277
VimpelCom Ltd. - ADR	180	2,707
Vodafone Group Plc	3,062	7,916

		33,267
UTILITIES - 3.0%
Centrica Plc	1,512	7,817

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
International Power Plc	1,418	9,672

		17,489

Total Common Stocks (cost $471,805)		549,879

SHORT TERM INVESTMENTS - 10.9%
Investment Company - 6.4%
JNL Money Market Fund, 0.08% (a) (h)	37,733	37,733
Securities Lending Collateral 4.5%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	24,856	24,856
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	1,479	1,455

		26,311

Total Short Term Investments (cost $64,068)		64,044

Total Investments - 104.3% (cost $535,873)		613,923
Other Assets and Liabilities, Net - (4.3%)		(25,430)

Total Net Assets - 100.0%		$ 588,493

JNL/Invesco Large Cap Growth Fund
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 13.5%
Amazon.com Inc. (c)	64	$11,511
Comcast Corp. - Class A	779	17,107
DirecTV - Class A (c)	231	9,227
Dollar Tree Inc. (c)	111	6,219
Ford Motor Co. (c)	487	8,174
Las Vegas Sands Corp. (c)	183	8,423
Limited Brands Inc.	447	13,747
McDonald’s Corp.	82	6,308
NetFlix Inc. (c) (e)	38	6,651
Ross Stores Inc.	124	7,821
Starwood Hotels & Resorts Worldwide Inc.	147	8,948
Target Corp.	116	6,960
Tiffany & Co.	86	5,335
Walt Disney Co.	186	6,962

		123,393
CONSUMER STAPLES - 2.7%
Hansen Natural Corp. (c)	52	2,728
Mead Johnson Nutrition Co.	261	16,226
PepsiCo Inc.	79	5,180

		24,134
ENERGY - 12.5%
Cameron International Corp. (c)	203	10,275
EOG Resources Inc.	146	13,301
Halliburton Co.	446	18,213
National Oilwell Varco Inc.	158	10,650
Peabody Energy Corp.	256	16,405
Schlumberger Ltd.	223	18,611
Transocean Ltd. (c)	191	13,242
Weatherford International Ltd. (c)	586	13,366

		114,063
FINANCIALS - 4.8%
American Express Co.	129	5,533
Ameriprise Financial Inc.	227	13,089
Comerica Inc.	117	4,954
Franklin Resources Inc.	95	10,515

	Shares/Par (p)	Value
JPMorgan Chase & Co.	223	9,477

		43,568
HEALTH CARE - 9.4%
Baxter International Inc.	175	8,881
Covidien Plc	198	9,059
Dendreon Corp. (c)	197	6,895
Gilead Sciences Inc. (c)	449	16,279
Hospira Inc. (c)	241	13,408
McKesson Corp.	98	6,925
Medco Health Solutions Inc. (c)	73	4,482
Teva Pharmaceutical Industries Ltd. - ADR	109	5,662
United Therapeutics Corp. (c)	106	6,722
UnitedHealth Group Inc.	193	6,976

		85,289
INDUSTRIALS - 11.4%
CH Robinson Worldwide Inc.	135	10,842
Cummins Inc.	63	6,878
Deere & Co.	135	11,238
Foster Wheeler AG (c)	51	1,765
Goodrich Corp.	213	18,745
Honeywell International Inc.	174	9,265
Ingersoll-Rand Plc	318	14,952
JB Hunt Transport Services Inc.	127	5,163
Union Pacific Corp.	172	15,924
WW Grainger Inc.	64	8,857

		103,629
INFORMATION TECHNOLOGY - 32.3%
Apple Inc. (c)	213	68,569
Baidu.com - ADR (c)	202	19,534
Broadcom Corp. - Class A	201	8,772
Cisco Systems Inc. (c)	539	10,896
Citrix Systems Inc. (c)	148	10,138
Cognizant Technology Solutions Corp. – Class A (c)	152	11,121
EMC Corp. (c)	917	21,002
Google Inc. - Class A (c)	39	23,166
Oracle Corp.	701	21,931
QUALCOMM Inc.	233	11,535
Red Hat Inc. (c)	153	6,979
Rovi Corp. (c)	292	18,109
Salesforce.com Inc. (c)	69	9,062
SanDisk Corp. (c)	143	7,107
Tyco Electronics Ltd.	70	2,477
Visa Inc. - Class A	401	28,188
Western Digital Corp. (c)	210	7,122
Xilinx Inc.	310	8,977

		294,685
MATERIALS - 8.7%
Barrick Gold Corp.	291	15,476
Monsanto Co.	472	32,850
Mosaic Co.	92	7,036
Potash Corp. of Saskatchewan Inc. (c)	156	24,223

		79,585
TELECOMMUNICATION SERVICES - 2.2%
America Movil SAB de CV - ADR	151	8,655
American Tower Corp. - Class A (c)	228	11,773
		20,428

Total Common Stocks (cost $742,746)		888,774

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 2.7%

Investment Company - 2.0%
JNL Money Market Fund, 0.08% (a) (h)	18,815	18,815
Securities Lending Collateral 0.7%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	5,726	5,726
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	526	518

		6,244

Total Short Term Investments (cost $25,067)		25,059

Total Investments - 100.2% (cost $767,813)		913,833
Other Assets and Liabilities, Net - (0.2%)		(2,120)

Total Net Assets - 100.0%		$ 911,713

JNL/Invesco Small Cap Growth Fund
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 17.4%
Brinker International Inc.	52	$ 1,092
Buffalo Wild Wings Inc. (c) (e)	20	891
Choice Hotels International Inc.	27	1,025
Darden Restaurants Inc.	22	1,038
Dick’s Sporting Goods Inc. (c)	33	1,247
DreamWorks Animation SKG Inc. - Class A (c)	25	746
DSW Inc. - Class A (c)	30	1,162
Foot Locker Inc.	62	1,215
Group 1 Automotive Inc. (e)	32	1,350
Jack in the Box Inc. (c)	48	1,022
Maidenform Brands Inc. (c)	35	831
National CineMedia Inc.	53	1,050
Penn National Gaming Inc. (c)	40	1,402
PF Chang’s China Bistro Inc. (e)	31	1,526
Pool Corp.	39	871
Steven Madden Ltd. (c)	27	1,126
Tenneco Inc. (c)	30	1,240
Tractor Supply Co.	30	1,456
TRW Automotive Holdings Corp. (c)	42	2,212
Warnaco Group Inc. (c)	20	1,082
Williams-Sonoma Inc.	43	1,534
WMS Industries Inc. (c)	23	1,055

		26,173
CONSUMER STAPLES - 1.9%
Diamond Foods Inc. (e)	20	1,049
Nu Skin Enterprises Inc. - Class A	36	1,088
Ralcorp Holdings Inc. (c)	11	732

		2,869
ENERGY - 8.2%
Bill Barrett Corp. (c)	25	1,037
Carrizo Oil & Gas Inc. (c)	37	1,289
Dresser-Rand Group Inc. (c)	28	1,176
Dril-Quip Inc. (c)	17	1,297
FMC Technologies Inc. (c)	16	1,434
Frontier Oil Corp. (c)	66	1,190
Goodrich Petroleum Corp. (c) (e)	31	551
James River Coal Co. (c)	46	1,155
Lufkin Industries Inc.	12	752
Patterson-UTI Energy Inc.	56	1,205
SandRidge Energy Inc. (c) (e)	175	1,283

		12,369

	Shares/Par (p)	Value
FINANCIALS - 5.9%
Affiliated Managers Group Inc. (c)	15	1,473
Brown & Brown Inc.	31	747
City National Corp.	18	1,109
Greenhill & Co. Inc.	13	1,096
Huntington Bancshares Inc.	157	1,076
ProAssurance Corp. (c)	19	1,173
Stifel Financial Corp. (c)	14	893
SVB Financial Group (c)	26	1,379

		8,946
HEALTH CARE - 14.3%
Acorda Therapeutics Inc. (c)	30	831
Allscripts Healthcare Solutions Inc. (c)	64	1,238
BioMarin Pharmaceutical Inc. (c)	48	1,281
Chemed Corp.	22	1,414
Health Management Associates Inc. – Class A (c)	108	1,026
Insulet Corp. (c)	43	666
Martek Biosciences Corp. (c) (e)	24	751
Medicis Pharmaceutical Corp. - Class A	39	1,041
Mednax Inc. (c)	16	1,100
Meridian Bioscience Inc.	37	859
Parexel International Corp. (c)	41	869
PerkinElmer Inc.	43	1,099
Perrigo Co.	17	1,091
PSS World Medical Inc. (c)	43	968
Quality Systems Inc. (e)	15	1,071
Sirona Dental Systems Inc. (c)	26	1,102
Techne Corp.	14	933
United Therapeutics Corp. (c)	17	1,058
Valeant Pharmaceuticals International Inc.	36	1,026
VCA Antech Inc. (c)	38	895
Zoll Medical Corp. (c)	30	1,123

		21,442
INDUSTRIALS - 14.3%
Corrections Corp. of America (c)	48	1,215
CoStar Group Inc. (c) (e)	26	1,524
Forward Air Corp.	34	978
Fuel Tech Inc. (c)	50	490
Hexcel Corp. (c)	57	1,029
HUB Group Inc. - Class A (c)	39	1,386
Kaydon Corp.	24	976
Kennametal Inc.	25	995
Knight Transportation Inc. (e)	69	1,317
Lincoln Electric Holdings Inc.	17	1,087
Lindsay Corp. (e)	15	899
Regal-Beloit Corp.	24	1,604
Tetra Tech Inc. (c)	44	1,093
Thomas & Betts Corp. (c)	22	1,048
TransDigm Group Inc. (c)	33	2,349
Wabtec Corp.	26	1,393
Watsco Inc.	14	874
WESCO International Inc. (c)	23	1,188

		21,445
INFORMATION TECHNOLOGY - 28.8%
Advanced Energy Industries Inc. (c)	71	968
Alliance Data Systems Corp. (c) (e)	14	999
Ansys Inc. (c)	22	1,149
Aspen Technology Inc. (c)	78	984
Ciena Corp. (c) (e)	80	1,694
Coherent Inc. (c)	24	1,092
CommVault Systems Inc. (c)	39	1,129
Cymer Inc. (c)	16	706
F5 Networks Inc. (c)	10	1,244

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Fair Isaac Corp.	37	861
Finisar Corp. (c)	53	1,584
Global Payments Inc.	21	982
Harmonic Inc. (c)	119	1,021
Hittite Microwave Corp. (c) (e)	23	1,376
Informatica Corp. (c) (e)	50	2,182
Lawson Software Inc. (c)	149	1,380
Littelfuse Inc.	23	1,097
Micros Systems Inc. (c)	30	1,298
Microsemi Corp. (c)	65	1,488
NetGear Inc. (c)	35	1,175
Nice Systems Ltd. - ADR (c)	36	1,246
ON Semiconductor Corp. (c)	111	1,095
Open Text Corp. (c)	22	1,024
Parametric Technology Corp. (c)	46	1,044
Polycom Inc. (c)	51	1,971
Power Integrations Inc.	24	949
Quest Software Inc. (c)	55	1,516
RF Micro Devices Inc. (c)	153	1,124
Semtech Corp. (c)	49	1,104
SuccessFactors Inc. (c)	51	1,479
Tech Data Corp. (c)	21	917
Teradyne Inc. (c)	86	1,202
ValueClick Inc. (c)	25	404
VistaPrint NV (c)	20	906
Volterra Semiconductor Corp. (c)	43	995
WebMD Health Corp. - Class A (c)	20	1,002
Websense Inc. (c)	49	995

		43,382
MATERIALS - 4.4%
Calgon Carbon Corp. (c)	45	683
Carpenter Technology Corp.	22	897
Grief Inc. - Class A	23	1,439
Intrepid Potash Inc. (c) (e)	33	1,229
Olin Corp.	54	1,118
Rockwood Holdings Inc. (c)	30	1,183

		6,549
TELECOMMUNICATION SERVICES - 1.1%
SBA Communications Corp. (c)	39	1,591
UTILITIES - 0.7%
ITC Holdings Corp.	18	1,101

Total Common Stocks (cost $116,684)		145,867

SHORT TERM INVESTMENTS - 12.0%
Investment Company - 3.0%
JNL Money Market Fund, 0.08% (a) (h)	4,579	4,579
Securities Lending Collateral 9.0%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	13,000	13,000
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	463	456

		13,456

Total Short Term Investments (cost $18,042)		18,035

Total Investments - 109.0% (cost $134,726)		163,902
Other Assets and Liabilities, Net - (9.0%)		(13,489)

Total Net Assets - 100.0% $		150,413

	Shares/Par (p)	Value
JNL/Ivy Asset Strategy Fund
COMMON STOCKS - 71.1%

CONSUMER DISCRETIONARY - 22.2%
Bayerische Motoren Werke AG	113	$ 8,850
CBS Corp. - Class B	411	7,828
Compagnie Financiere Richemont SA	247	14,531
Hyundai Motor Co. (c)	165	25,146
Las Vegas Sands Corp. (c)	151	6,952
Li & Fung Ltd.	1,758	10,200
Luxottica Group SpA	16	495
LVMH Moet Hennessy Louis Vuitton SA	82	13,423
Nike Inc. - Class B	104	8,918
Sands China Ltd. (c) (r)	14,327	31,482
Shangri-La Asia Ltd.	334	907
Starwood Hotels & Resorts Worldwide Inc.	355	21,577
Wynn Macau Ltd. (c)	8,389	18,780
Wynn Resorts Ltd.	463	48,084

		217,173
CONSUMER STAPLES - 2.7%
Hengan International Group Co. Ltd.	666	5,745
Mead Johnson Nutrition Co.	145	9,001
Philip Morris International Inc.	198	11,560

		26,306
ENERGY - 8.0%
China Coal Energy Co	1,468	2,293
ConocoPhillips	311	21,159
Exxon Mobil Corp.	13	943
Halliburton Co.	504	20,576
National Oilwell Varco Inc.	15	975
Schlumberger Ltd.	235	19,635
SeaDrill Ltd.	356	12,139

		77,720
FINANCIALS - 13.1%
AIA Group Ltd. (c) (r)	4,234	11,903
Banco Santander Brasil SA - ADR	770	10,473
Banco Santander SA	885	9,426
BOC Hong Kong Holdings Ltd.	2,093	7,121
China Life Insurance Co. Ltd.	1,486	6,070
China Pacific Insurance Group Co. Ltd.	4,230	17,577
Chonqing Rural Commercial Bank Co. Ltd. (c)	2,732	1,838
Credit Suisse Group AG	115	4,632
Goldman Sachs Group Inc.	29	4,910
HDFC Bank Ltd.	65	3,432
ICICI Bank Ltd.	526	13,465
Industrial & Commercial Bank of China	748	557
Itau Unibanco Holding SA - ADR (c)	390	9,373
Ping an Insurance Group Co. of China Ltd. (r)	134	1,498
Renhe Commercial Holdings Co. Ltd.	1,520	266
Standard Chartered Plc	843	22,675
State Bank of India Ltd.	43	2,679

		127,895
HEALTH CARE - 0.2%
Allergan Inc.	25	1,703
INDUSTRIALS - 4.9%
A P Moller - Maersk A/S - Class B	—	3,015
Cathay Pacific Airways Ltd. (c)	1,206	3,328
China Railway Construction Corp. Ltd. (c)	1,701	2,048
China Railway Group Ltd.	2,364	1,706
Cummins Inc.	99	10,902
Eaton Corp.	9	954
Honeywell International Inc.	53	2,818
Hutchison Whampoa Ltd.	307	3,160

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Tata Motors Ltd.	333	9,746
Volvo AB - Class B (c)	566	9,969

		47,646
INFORMATION TECHNOLOGY - 13.5%
Apple Inc. (c) (o)	97	31,272
ASML Holding NV	172	6,654
Baidu.com - ADR (c)	180	17,385
Cognizant Technology Solutions Corp. – Class A (c)	303	22,236
First Solar Inc. (c)	70	9,058
Google Inc. - Class A (c)	3	1,901
Juniper Networks Inc. (c)	211	7,779
NetApp Inc. (c)	324	17,813
Oracle Corp.	278	8,704
Tencent Holdings Ltd.	435	9,455

		132,257

MATERIALS - 5.7%
Freeport-McMoRan Copper & Gold Inc.	164	19,683
PTT Chemical PCL - NVDR (c) (r)	1,328	6,474
Rio Tinto Ltd.	71	6,189
Vale SA - ADR (c)	303	10,457
Xstrata Plc	533	12,506

		55,309

TELECOMMUNICATION SERVICES - 0.8%
China Mobile Ltd.	803	7,975

Total Common Stocks (cost $574,321)		693,984

PREFERRED STOCKS - 5.3%

CONSUMER DISCRETIONARY - 4.7%
Volkswagen AG	238	38,776
Volkswagen AG Rights, Convertible Preferred (r)	42	6,853

		45,629

INDUSTRIALS - 0.6%
Volvo (r)	350	6,168

Total Preferred Stocks (cost $34,494)		51,797

PURCHASED OPTIONS - 0.7%
Euro Stoxx 50 Index Put Option, Strike Price EUR 2700, Expiration 02/18/2011 (f) (v)	799	619
Euro Stoxx 50 Index Put Option, Strike Price EUR 2700, Expiration 03/18/2011, 03/18/11	284	317
Euro Stoxx 50 Index Put Option, Strike Price EUR 2700, Expiration 03/18/2011 (f) (v)	824	905
Euro Stoxx 50 Index Put Option, Strike Price EUR 2750, Expiration 02/18/2011 (f) (v)	612	606
Euro Stoxx 50 Index Put Option, Strike Price EUR 2750, Expiration 03/18/2011	211	284
Euro Stoxx 50 Index Put Option, Strike Price EUR 2750, Expiration 03/18/2011 (f) (v)	1,218	1,630
Euro Stoxx 50 Index Put Option, Strike Price EUR 2800, Expiration 02/18/2011 (f) (v)	821	1,036
Hang Seng China Enterprises Index Put Option, Strike Price HKD 12200, Expiration 01/28/2011 (f) (v)	172	142
Hang Seng China Enterprises Index Put Option, Strike Price HKD 12400, Expiration 03/30/2011 (f) (v)	172	499
Hang Seng Index Put Option, Strike Price HKD 22000, Expiration 03/30/2011 (f) (v)	119	382

	Shares/Par (p)	Value
Hang Seng Index Put Option, Strike Price HKD 22400, Expiration 01/28/2011 (f) (v)	167	218

Total Options (cost $6,529)		6,638

PRECIOUS METALS - 11.3%
Gold Bullion	77,973	110,710

Total Precious Metals (cost $96,856)		110,710

SHORT TERM INVESTMENTS - 10.4%
Investment Company - 10.4%
JNL Money Market Fund, 0.08% (a) (h)	100,979	100,979

Total Short Term Investments (cost $100,979)		100,979

Total Investments - 98.8% (cost $813,179)		964,108
Other Assets and Liabilities, Net - 1.2%		11,737

Total Net Assets - 100.0%		$975,845

JNL/JPMorgan International Value Fund
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 6.8%
Daimler AG (c)	101	$6,838
GKN Plc	1,470	5,093
InterContinental Hotels Group Plc	327	6,342
Nissan Motor Co. Ltd.	1,231	11,643
PPR SA	31	4,920
Sodexo SA	89	6,145

		40,981
CONSUMER STAPLES - 2.5%
Japan Tobacco Inc.	1	3,072
Shiseido Co. Ltd.	192	4,186
Unilever NV	257	8,007

		15,265
ENERGY - 8.8%
BP Plc (c)	1,948	14,136
Cairn Energy Plc (c)	452	2,961
JX Holdings Inc.	1,034	6,996
Royal Dutch Shell Plc - A Shares	791	26,359
Tullow Oil Plc	158	3,108

		53,560
FINANCIALS - 24.9%
African Bank Investments Ltd.	923	5,431
Allianz SE	97	11,567
Aviva Plc	820	5,025
Banco Bilbao Vizcaya Argentaria SA (e)	599	6,107
Barclays Plc	1,868	7,619
BNP Paribas	152	9,656
China Merchants Bank Co. Ltd. (e)	2,005	5,061
DnB NOR ASA	602	8,469
Erste Group Bank AG	132	6,216
HSBC Holdings Plc	1,069	10,848
ING Groep NV (c)	1,091	10,614
KBC Groep NV (c)	160	5,460
Lloyds Banking Group Plc (c)	3,540	3,626
Man Group Plc	976	4,504
QBE Insurance Group Ltd.	477	8,853
Societe Generale	110	5,912
Sumitomo Mitsui Financial Group Inc.	438	15,515

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Sun Hung Kai Properties Ltd.	356	5,913
UBS AG (c)	304	4,999
Zurich Financial Services AG	38	9,945

		151,340
HEALTH CARE - 5.7%
Bayer AG	144	10,654
GlaxoSmithKline Plc	527	10,189
Sanofi-Aventis SA	213	13,596

		34,439
INDUSTRIALS - 15.6%
Cookson Group Plc (c)	509	5,226
East Japan Railway Co.	90	5,808
Experian Plc	416	5,172
Hamburger Hafen und Logistik AG (e)	69	3,220
Hutchison Whampoa Ltd.	830	8,543
Koninklijke Philips Electronics NV	213	6,527
Marubeni Corp.	629	4,403
Mitsubishi Electric Corp.	691	7,220
Mitsui & Co. Ltd.	500	8,229
Nippon Express Co. Ltd.	1,001	4,495
Nippon Sheet Glass Co. Ltd.	955	2,561
Orkla ASA	626	6,111
Ruukki Group Oyj (c) (e)	583	1,325
Schneider Electric SA	55	8,291
Siemens AG	97	12,049
Sumitomo Corp.	410	5,766

		94,946
INFORMATION TECHNOLOGY - 7.7%
FUJIFILM Holdings Corp.	253	9,116
Fujitsu Ltd.	927	6,423
HON HAI Precision Industry Co. Ltd.	1,279	5,155
Nintendo Co. Ltd.	18	5,226
Nokia Oyj	608	6,302
Ricoh Co. Ltd.	463	6,751
Samsung Electronics Co. Ltd.	9	7,612

		46,585
MATERIALS - 6.0%
ArcelorMittal	147	5,571
First Quantum Minerals Ltd. (e)	80	8,687
Lanxess AG	72	5,625
Petropavlovsk Plc	152	2,708
Rhodia SA	278	9,178
UPM-Kymmene Oyj	269	4,776

		36,545
TELECOMMUNICATION SERVICES - 10.7%
BT Group Plc	2,478	6,986
KDDI Corp.	1	8,454
Koninklijke KPN NV	456	6,660
Nippon Telegraph & Telephone Corp.	145	6,590
Singapore Telecommunications Ltd.	2,234	5,309
Telefonica SA	623	14,223
Vodafone Group Plc	6,583	17,017

		65,239
UTILITIES - 7.0%
Centrica Plc	1,642	8,487
GDF Suez	402	14,428
International Power Plc	853	5,823
National Grid Plc	1,014	8,740

	Shares/Par (p)	Value
Snam Rete Gas SpA	1,058	5,268

		42,746

Total Common Stocks (cost $528,248)		581,646

PREFERRED STOCKS - 1.5%
CONSUMER DISCRETIONARY - 1.5%
Volkswagen AG	55	9,019

Total Preferred Stocks (cost $5,333)		9,019

SHORT TERM INVESTMENTS - 5.4%
Investment Company - 1.8%
JNL Money Market Fund, 0.08% (a) (h)	11,098	11,098
Securities Lending Collateral 3.6%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	20,804	20,804
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	1,334	1,312

		22,116

Total Short Term Investments (cost $33,236)		33,214

Total Investments - 102.6% (cost $566,817)		623,879
Other Assets and Liabilities, Net - (2.6%)		(15,934)

Total Net Assets - 100.0%		$ 607,945

JNL/JPMorgan Mid Cap Growth Fund
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 17.8%
Cheesecake Factory Inc. (c)	50	$ 1,530
Coach Inc.	59	3,280
Dick’s Sporting Goods Inc. (c)	70	2,617
Education Management Corp. (c) (e)	88	1,593
Gentex Corp.	98	2,887
Harley-Davidson Inc.	103	3,564
Harman International Industries Inc. (c)	56	2,574
International Game Technology	66	1,168
Lamar Advertising Co. - Class A (c)	100	3,980
MGM Resorts International (c) (e)	126	1,874
NetFlix Inc. (c) (e)	8	1,318
OfficeMax Inc. (c) (e)	118	2,082
Panera Bread Co. - Class A (c)	13	1,306
Polo Ralph Lauren Corp. - Class A	17	1,830
Priceline.com Inc. (c)	5	2,118
Scripps Networks Interactive Inc. - Class A	52	2,675
Sotheby’s - Class A (e)	53	2,385
Starwood Hotels & Resorts Worldwide Inc.	43	2,638

		41,419
CONSUMER STAPLES - 0.5%
Green Mountain Coffee Roasters Inc. (c) (e)	37	1,229
ENERGY - 6.1%
Cameron International Corp. (c)	60	3,055
CARBO Ceramics Inc.	19	2,009
Concho Resources Inc. (c)	50	4,366
Forest Oil Corp. (c)	67	2,540
Newfield Exploration Co. (c)	32	2,293

		14,263

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
FINANCIALS - 9.9%
AON Corp.	44	2,005
Apollo Global Management LLC (c) (q) (f)	73	587
BOK Financial Corp.	39	2,099
Comerica Inc.	49	2,078
HCC Insurance Holdings Inc.	49	1,409
Invesco Ltd.	120	2,880
Lazard Ltd. - Class A	60	2,382
LPL Investment Holdings Inc. (c)	19	698
MSCI Inc. - Class A (c)	51	1,979
Och-Ziff Capital Management Group LLC - Class A	93	1,443
T. Rowe Price Group Inc.	53	3,443
TD Ameritrade Holding Corp.	106	2,012

		23,015
HEALTH CARE - 11.5%
Alexion Pharmaceuticals Inc. (c)	27	2,183
Brookdale Senior Living Inc. (c)	106	2,272
Cerner Corp. (c) (e)	17	1,654
Coventry Health Care Inc. (c)	103	2,714
DaVita Inc. (c)	41	2,842
Humana Inc. (c)	31	1,680
Illumina Inc. (c)	27	1,704
Lincare Holdings Inc.	107	2,863
Sirona Dental Systems Inc. (c)	50	2,089
Thoratec Corp. (c)	81	2,297
Valeant Pharmaceuticals International Inc.	159	4,484

		26,782
INDUSTRIALS - 19.1%
AGCO Corp. (c)	31	1,555
Avis Budget Group Inc. (c) (e)	147	2,287
Carlisle Cos. Inc.	66	2,639
Cummins Inc.	54	5,900
Delta Air Lines Inc. (c)	219	2,763
Goodrich Corp.	35	3,082
Hubbell Inc. - Class B	42	2,538
IHS Inc. - Class A (c)	22	1,745
JB Hunt Transport Services Inc.	36	1,475
Lennox International Inc.	39	1,863
Precision Castparts Corp.	16	2,184
Robert Half International Inc.	69	2,108
Rockwell Automation Inc.	42	3,012
Roper Industries Inc.	26	2,024
Stericycle Inc. (c)	32	2,586
Wabtec Corp. (e)	52	2,724
WW Grainger Inc.	29	3,950

		44,435
INFORMATION TECHNOLOGY - 28.3%
Agilent Technologies Inc. (c)	102	4,205
Alliance Data Systems Corp. (c) (e)	27	1,918
Amdocs Ltd. (c)	52	1,418
Amphenol Corp. - Class A	66	3,487
Autodesk Inc. (c)	46	1,765
Broadcom Corp. - Class A	57	2,499
CGI Group Inc. - Class A (c)	100	1,717
Citrix Systems Inc. (c)	25	1,676
Cognizant Technology Solutions Corp. – Class A (c)	39	2,829
Concur Technologies Inc. (c)	29	1,521
Cree Inc. (c) (e)	30	1,983
Equinix Inc. (c)	17	1,341
F5 Networks Inc. (c)	25	3,202
FleetCor Technologies Inc. (c)	42	1,302
Juniper Networks Inc. (c)	73	2,691

	Shares/Par (p)	Value
Marvell Technology Group Ltd. (c)	173	3,207
MasterCard Inc. - Class A	9	1,997
Microchip Technology Inc. (e)	68	2,333
Micros Systems Inc. (c)	77	3,395
NetApp Inc. (c)	84	4,622
Red Hat Inc. (c)	50	2,292
Riverbed Technology Inc. (c)	48	1,674
Salesforce.com Inc. (c)	21	2,719
Tyco Electronics Ltd.	102	3,604
Varian Semiconductor Equipment Associates Inc. (c)	66	2,455
Western Union Co.	105	1,952
Zebra Technologies Corp. - Class A (c)	51	1,945

		65,749
MATERIALS - 3.5%
Bemis Co. Inc.	64	2,097
Grief Inc. - Class A	38	2,340
Sherwin-Williams Co.	43	3,559

		7,996
TELECOMMUNICATION SERVICES - 0.9%
tw telecom inc. (c)	119	2,036

Total Common Stocks (cost $179,851)		226,924

SHORT TERM INVESTMENTS - 8.6%

Investment Company - 2.2%
JNL Money Market Fund, 0.08% (a) (h)	5,111	5,111
Securities Lending Collateral 6.4%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	14,378	14,378
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	663	652

		15,030

Total Short Term Investments (cost $20,152)		20,141

Total Investments - 106.2% (cost $200,003)		247,065
Other Assets and Liabilities, Net - (6.2%)		(14,494)

Total Net Assets - 100.0%		$ 232,571

JNL/Lazard Emerging Markets Fund

COMMON STOCKS - 93.5%
CONSUMER DISCRETIONARY - 5.2%
Desarrolladora Homex SAB de CV – ADR (c) (e)	225	$ 7,607
Grupo Televisa SA - ADR (c)	710	18,400
Hyundai Mobis (c)	64	16,118
Truworths International Ltd.	1,412	15,354
Woongjin Coway Co. Ltd. (c)	421	14,950

		72,429
CONSUMER STAPLES - 11.4%
British American Tobacco Malaysia Bhd	510	7,441
Cia de Bebidas das Americas - ADR	15	459
Eastern Tobacco	244	5,040
Fomento Economico Mexicano SAB de CV - ADR	248	13,841
Hite Brewery Co. Ltd. (c)	61	6,486
Kimberly-Clark de Mexico SAB de CV	1,396	8,519
KT&G Corp. (c)	388	22,136
Magnit OJSC - GDR	382	11,187

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Massmart Holdings Ltd.	589	13,113
Natura Cosmeticos SA (c)	662	19,010
Oriflame Cosmetics SA - SDR (e)	201	10,561
Shoprite Holdings Ltd.	843	12,745
Souza Cruz SA (c)	257	13,978
Tiger Brands Ltd.	474	13,942

		158,458
ENERGY - 4.4%
Banpu PCL	550	14,359
LUKOIL OAO - ADR	333	18,828
Oil & Gas Development Co. Ltd.	3,538	7,052
Pakistan Petroleum Ltd.	3,917	9,925
Tambang Batubara Bukit Asam Tbk PT	4,390	11,162

		61,326
FINANCIALS - 23.4%
Akbank T.A.S.	2,820	15,673
Banco do Brasil SA (c)	2,770	52,436
Bank Mandiri Persero Tbk PT	12,432	8,940
Bank of India	1,414	14,279
China Construction Bank Corp.	15,768	14,140
Commercial International Bank	1,830	14,941
Kasikornbank PCL	2,347	10,151
KB Financial Group Inc. (c)	225	11,859
Korea Life Insurance Co. Ltd.	2,668	18,647
Nedbank Group Ltd.	628	12,417
OTP Bank Rt (c) (e)	706	17,038
Punjab National Bank Ltd.	993	27,124
Sanlam Ltd.	4,604	19,515
Shinhan Financial Group Co. Ltd. (c)	894	41,590
Standard Bank Group Ltd.	793	12,954
Turkiye Is Bankasi SA	9,528	33,941

		325,645
INDUSTRIALS - 5.4%
Bidvest Group Ltd.	135	3,208
China High Speed Transmission Equipment Group Co. Ltd. (e)	151	234
Cia de Concessoes Rodoviarias	407	11,499
KOC Holding AS	2,092	10,188
Murray & Roberts Holdings Ltd.	2,114	12,894
Orascom Construction Industries	379	18,721
United Tractors Tbk PT	3,740	9,864
Weichai Power Co. Ltd. (c) (e)	1,299	7,997

		74,605
INFORMATION TECHNOLOGY - 18.6%
Advanced Semiconductor Engineering Inc.	10,261	11,878
Cielo SA	4,401	35,660
Delta Electronics Inc.	2,441	11,930
HON HAI Precision Industry Co. Ltd. - GDR	2,565	20,699
HTC Corp.	345	10,653
Infosys Technologies Ltd. - ADR (e)	143	10,864
MediaTek Inc.	1,590	22,767
Netease.com - ADR (c) (e)	381	13,762
NHN Corp. (c)	134	26,841
Redecard SA	2,523	31,994
Samsung Electronics Co. Ltd.	40	33,212
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,190	27,464

		257,724
MATERIALS - 14.6%
Cia Siderurgica Nacional SA - ADR (e)	1,250	20,844
First Quantum Minerals Ltd. (e)	223	24,200
Grupo Mexico SAB de CV (c) (e)	5,940	24,333
Jindal Steel & Power Ltd.	920	14,646

	Shares/Par (p)	Value
Kumba Iron Ore Ltd. (e)	406	26,195
Pretoria Portland Cement Co. Ltd.	2,668	14,156
Semen Gresik Persero Tbk PT	10,280	10,765
Shougang Concord International Enterprises Co. Ltd. (c)	2,238	325
Uralkali - GDR (e)	541	19,884
Vale SA - ADR (c)	1,359	46,967

		202,315
TELECOMMUNICATION SERVICES - 9.3%
America Movil SAB de CV - ADR	366	20,958
Egyptian Co. for Mobile Services	186	5,277
Mobile Telesystems - ADR	948	19,792
Philippine Long Distance Telephone Co. – ADR (e)	442	25,761
PT Telekomunikasi Indonesia - ADR (e)	760	27,082
Turkcell Iletisim Hizmet AS	4,392	30,009

		128,879
UTILITIES - 1.2%
Companhia Energetica de Minas Gerais – ADR (e)	981	16,279

Total Common Stocks (cost $1,061,461)		1,297,660

PREFERRED STOCKS - 2.7%
ENERGY - 0.7%
Ultrapar Participacoes SA	151	9,548
MATERIALS - 1.8%
Usinas Siderurgicas de Minas Gerais SA, Class A	2,024	23,365
Vale Fertilizantes SA	119	1,362

		24,727
UTILITIES - 0.2%
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	158	3,052

Total Preferred Stocks (cost $37,637)		37,327

SHORT TERM INVESTMENTS - 9.3%
Investment Company - 4.3%
JNL Money Market Fund, 0.08% (a) (h)	60,363	60,363
Securities Lending Collateral 5.0%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	68,109	68,109
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	1,270	1,249

		69,358

Total Short Term Investments (cost $129,742)		129,721

Total Investments - 105.5% (cost $1,228,840)		1,464,708
Other Assets and Liabilities, Net - (5.5%)		(76,679)

Total Net Assets - 100.0%		$ 1,388,029

JNL/Lazard Mid Cap Equity Fund
COMMON STOCKS - 94.9%
CONSUMER DISCRETIONARY - 15.4%
AutoZone Inc. (c)	14	$ 3,816
Big Lots Inc. (c)	52	1,581
Cablevision Systems Corp. - Class A	58	1,953

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Darden Restaurants Inc.	57	2,656
DeVry Inc.	56	2,677
International Game Technology	184	3,250
Lear Corp. (c)	33	3,267
Mattel Inc.	162	4,125
Newell Rubbermaid Inc.	295	5,370
Stanley Black & Decker Inc.	32	2,167
TJX Cos. Inc.	49	2,166

		33,028
CONSUMER STAPLES - 8.1%
Avon Products Inc.	95	2,758
Campbell Soup Co.	77	2,676
McCormick & Co. Inc.	31	1,438
Molson Coors Brewing Co. - Class B	119	5,967
Ralcorp Holdings Inc. (c)	70	4,525

		17,364
ENERGY - 10.2%
Arch Coal Inc.	61	2,146
EQT Corp.	63	2,829
Holly Corp.	43	1,769
Massey Energy Co.	24	1,261
Murphy Oil Corp.	32	2,371
Noble Energy Inc.	21	1,799
Rowan Cos. Inc. (c)	74	2,587
Tidewater Inc.	48	2,584
Valero Energy Corp.	76	1,748
Williams Cos. Inc.	113	2,803

		21,897
FINANCIALS - 14.6%
Ameriprise Financial Inc.	101	5,784
City National Corp.	71	4,326
Digital Realty Trust Inc. (e)	35	1,799
Fifth Third Bancorp	145	2,129
Invesco Ltd.	145	3,486
KeyCorp	170	1,504
LaSalle Hotel Properties	42	1,114
Macerich Co.	50	2,354
NYSE Euronext	80	2,386
PartnerRe Ltd.	32	2,539
Public Storage	17	1,673
UDR Inc.	91	2,133

		31,227
HEALTH CARE - 7.2%
CareFusion Corp. (c)	113	2,909
Hospira Inc. (c)	55	3,035
Laboratory Corp. of America Holdings (c)	17	1,451
Life Technologies Corp. (c)	45	2,485
Warner Chilcott Plc - Class A (c)	119	2,687
Zimmer Holdings Inc. (c)	55	2,942

		15,509
INDUSTRIALS - 13.2%
Corrections Corp. of America (c)	123	3,072
Dover Corp.	124	7,225
Equifax Inc.	115	4,098
Foster Wheeler AG (c)	87	2,996
Harsco Corp.	31	878
Joy Global Inc.	21	1,796
Parker Hannifin Corp.	40	3,443
Rockwell Collins Inc.	80	4,684

		28,192
INFORMATION TECHNOLOGY - 13.4%
Analog Devices Inc.	111	4,163

	Shares/Par (p)	Value
BMC Software Inc. (c)	80	3,771
Ingram Micro Inc. - Class A (c)	218	4,164
Intuit Inc. (c)	44	2,164
NetApp Inc. (c)	15	846
Quest Software Inc. (c)	53	1,465
Seagate Technology (c)	97	1,455
Symantec Corp. (c)	171	2,868
Teradata Corp. (c)	46	1,893
Teradyne Inc. (c)	168	2,354
Xilinx Inc.	120	3,472

		28,615
MATERIALS - 8.4%
Air Products & Chemicals Inc.	20	1,846
Ball Corp.	90	6,118
Cliffs Natural Resources Inc.	34	2,629
Compass Minerals International Inc.	39	3,473
Eastman Chemical Co.	28	2,354
United States Steel Corp.	27	1,595

		18,015
UTILITIES - 4.4%
Allegheny Energy Inc.	87	2,109
American Electric Power Co. Inc.	124	4,443
Energen Corp.	60	2,910

		9,462

Total Common Stocks (cost $169,065)		203,309

PREFERRED STOCKS - 0.5%
INDUSTRIALS - 0.5%
Better Place (f) (q)	338	1,015

Total Preferred Stocks (cost $1,015)		1,015

SHORT TERM INVESTMENTS - 6.1%
Investment Company - 5.2%
JNL Money Market Fund, 0.08% (a) (h)	11,284	11,284
Securities Lending Collateral 0.9%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	1,230	1,230
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	681	670

		1,900

Total Short Term Investments (cost $13,195)		13,184

Total Investments - 101.5% (cost $183,275)		217,508
Other Assets and Liabilities, Net - (1.5%)		(3,279)

Total Net Assets - 100.0%		$ 214,229

JNL/Mellon Capital Management S&P 500 Index Fund
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 10.5%
Abercrombie & Fitch Co. - Class A	10	$ 564
Amazon.com Inc. (c)	41	7,342
Apollo Group Inc. - Class A (c)	15	573
AutoNation Inc. (c) (e)	8	222
AutoZone Inc. (c)	3	922
Bed Bath & Beyond Inc. (c)	30	1,499

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Best Buy Co. Inc.	40	1,374
Big Lots Inc. (c)	9	263
Cablevision Systems Corp. - Class A	26	876
Carmax Inc. (c)	26	831
Carnival Corp.	50	2,312
CBS Corp. - Class B	79	1,501
Coach Inc.	35	1,946
Comcast Corp. - Class A	323	7,097
Darden Restaurants Inc.	16	756
DeVry Inc.	7	323
DirecTV - Class A (c)	97	3,864
Discovery Communications Inc. - Class A (c)	33	1,377
DR Horton Inc.	32	385
Expedia Inc.	23	586
Family Dollar Stores Inc.	15	744
Ford Motor Co. (c)	433	7,269
Fortune Brands Inc.	17	1,034
GameStop Corp. - Class A (c)	19	434
Gannett Co. Inc.	27	414
Gap Inc.	53	1,179
Genuine Parts Co.	18	945
Goodyear Tire & Rubber Co. (c)	28	334
H&R Block Inc. (e)	38	455
Harley-Davidson Inc.	27	947
Harman International Industries Inc. (c)	8	352
Hasbro Inc.	16	755
Home Depot Inc.	190	6,659
International Game Technology	33	581
Interpublic Group of Cos. Inc. (c)	56	596
J.C. Penney Co. Inc.	27	862
Johnson Controls Inc.	78	2,974
Kohl’s Corp. (c)	36	1,937
Leggett & Platt Inc.	16	364
Lennar Corp. - Class A	18	333
Limited Brands Inc.	30	928
Lowe’s Cos. Inc.	160	4,010
Macy’s Inc.	49	1,233
Marriott International Inc. - Class A	33	1,363
Mattel Inc.	41	1,043
McDonald’s Corp.	122	9,388
McGraw-Hill Cos. Inc.	36	1,329
Meredith Corp. (e)	4	131
NetFlix Inc. (c) (e)	5	820
Newell Rubbermaid Inc.	33	592
News Corp. - Class A	263	3,835
Nike Inc. - Class B	45	3,839
Nordstrom Inc.	19	823
O’Reilly Automotive Inc. (c)	16	968
Omnicom Group Inc.	35	1,596
Polo Ralph Lauren Corp. - Class A	8	851
Priceline.com Inc. (c)	6	2,231
Pulte Homes Inc. (c)	37	279
RadioShack Corp.	15	272
Ross Stores Inc.	14	860
Scripps Networks Interactive Inc. - Class A	10	537
Sears Holdings Corp. (c) (e)	5	392
Stanley Black & Decker Inc.	19	1,277
Staples Inc.	85	1,924
Starbucks Corp.	86	2,769
Starwood Hotels & Resorts Worldwide Inc. (e)	22	1,335
Target Corp.	82	4,933
Tiffany & Co.	15	923
Time Warner Cable Inc.	41	2,706
Time Warner Inc.	129	4,136
TJX Cos. Inc.	47	2,084
Urban Outfitters Inc. (c)	15	541
VF Corp.	10	879
Viacom Inc. - Class B	70	2,784

	Shares/Par (p)	Value
Walt Disney Co.	219	8,225
Washington Post Co. - Class B (e)	1	280
Whirlpool Corp. (e)	8	752
Wyndham Worldwide Corp.	21	630
Wynn Resorts Ltd.	9	894
Yum! Brands Inc.	54	2,653

		140,826

CONSUMER STAPLES - 10.5%
Altria Group Inc.	241	5,931
Archer-Daniels-Midland Co.	74	2,238
Avon Products Inc.	50	1,442
Brown-Forman Corp. - Class B	13	874
Campbell Soup Co.	22	756
Clorox Co.	16	1,000
Coca-Cola Co.	269	17,660
Coca-Cola Enterprises Inc.	38	945
Colgate-Palmolive Co.	57	4,556
ConAgra Foods Inc.	52	1,164
Constellation Brands Inc. - Class A (c)	22	480
Costco Wholesale Corp.	50	3,617
CVS Caremark Corp.	157	5,473
Dean Foods Co. (c)	20	180
Dr. Pepper Snapple Group Inc.	26	929
Estee Lauder Cos. Inc. - Class A	13	1,075
General Mills Inc.	75	2,659
Hershey Co.	19	882
HJ Heinz Co.	37	1,812
Hormel Foods Corp.	8	400
JM Smucker Co.	13	883
Kellogg Co.	30	1,511
Kimberly-Clark Corp.	48	3,017
Kraft Foods Inc. - Class A	202	6,354
Kroger Co.	75	1,672
Lorillard Inc.	18	1,452
McCormick & Co. Inc.	15	719
Mead Johnson Nutrition Co.	24	1,468
Molson Coors Brewing Co. - Class B	18	899
PepsiCo Inc.	184	12,047
Philip Morris International Inc.	210	12,296
Procter & Gamble Co.	324	20,856
Reynolds American Inc.	38	1,244
Safeway Inc.	45	1,011
Sara Lee Corp.	74	1,300
SUPERVALU Inc. (e)	24	228
Sysco Corp.	68	2,012
Tyson Foods Inc. - Class A	36	612
Wal-Mart Stores Inc.	227	12,247
Walgreen Co.	108	4,189
Whole Foods Market Inc. (c)	17	883

		140,973
ENERGY - 11.8%
Anadarko Petroleum Corp.	57	4,360
Apache Corp.	44	5,262
Baker Hughes Inc.	50	2,839
Cabot Oil & Gas Corp. - Class A	12	436
Cameron International Corp. (c)	28	1,395
Chesapeake Energy Corp.	75	1,953
Chevron Corp.	232	21,196
ConocoPhillips	170	11,585
Consol Energy Inc.	26	1,275
Denbury Resources Inc. (c)	45	855
Devon Energy Corp.	51	3,969
Diamond Offshore Drilling Inc. (e)	8	511
El Paso Corp.	79	1,090
EOG Resources Inc.	29	2,678
EQT Corp.	17	769

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Exxon Mobil Corp.	584	42,686
FMC Technologies Inc. (c)	14	1,223
Halliburton Co.	105	4,278
Helmerich & Payne Inc.	12	599
Hess Corp.	34	2,589
Marathon Oil Corp.	82	3,040
Massey Energy Co.	11	593
Murphy Oil Corp.	22	1,654
Nabors Industries Ltd. (c)	33	766
National Oilwell Varco Inc.	49	3,262
Newfield Exploration Co. (c)	15	1,051
Noble Energy Inc.	20	1,741
Occidental Petroleum Corp.	94	9,215
Peabody Energy Corp.	31	1,992
Pioneer Natural Resources Co.	13	1,135
QEP Resources Inc.	20	716
Range Resources Corp.	18	809
Rowan Cos. Inc. (c)	13	440
Schlumberger Ltd.	158	13,193
Southwestern Energy Co. (c)	40	1,500
Spectra Energy Corp.	75	1,875
Sunoco Inc.	14	558
Tesoro Corp. (c)	17	311
Valero Energy Corp.	66	1,515
Williams Cos. Inc.	68	1,673

		158,587
FINANCIALS - 15.7%
ACE Ltd.	39	2,428
AFLAC Inc.	54	3,067
Allstate Corp.	62	1,985
American Express Co.	121	5,208
American International Group Inc. (c) (e)	15	858
Ameriprise Financial Inc.	30	1,703
AON Corp.	38	1,746
Apartment Investment & Management Co. - Class A	13	344
Assurant Inc.	13	516
AvalonBay Communities Inc.	10	1,084
Bank of America Corp.	1,166	15,558
Bank of New York Mellon Corp. (a)	143	4,327
BB&T Corp.	80	2,106
Berkshire Hathaway Inc. - Class B (c)	200	16,032
Boston Properties Inc.	16	1,386
Capital One Financial Corp.	53	2,249
CB Richard Ellis Group Inc. - Class A (c)	33	681
Charles Schwab Corp.	113	1,940
Chubb Corp.	35	2,110
Cincinnati Financial Corp.	19	603
Citigroup Inc. (c)	3,360	15,891
CME Group Inc.	8	2,495
Comerica Inc.	20	863
Discover Financial Services	61	1,137
E*Trade Financial Corp. (c)	22	347
Equity Residential	33	1,702
Federated Investors Inc. - Class B (e)	10	274
Fifth Third Bancorp	92	1,348
First Horizon National Corp. (c)	26	311
Franklin Resources Inc.	17	1,901
Genworth Financial Inc. - Class A (c)	57	745
Goldman Sachs Group Inc.	60	10,012
Hartford Financial Services Group Inc.	51	1,357
HCP Inc.	42	1,550
Health Care REIT Inc.	17	792
Host Hotels & Resorts Inc.	76	1,363
Hudson City Bancorp Inc.	60	767
Huntington Bancshares Inc.	83	569
IntercontinentalExchange Inc. (c)	8	991

	Shares/Par (p)	Value
Invesco Ltd.	54	1,302
Janus Capital Group Inc.	19	246
JPMorgan Chase & Co.	453	19,204
KeyCorp	99	879
Kimco Realty Corp.	47	849
Legg Mason Inc.	19	694
Leucadia National Corp.	23	660
Lincoln National Corp.	36	1,012
Loews Corp.	37	1,452
M&T Bank Corp.	14	1,199
Marsh & McLennan Cos. Inc.	63	1,714
Marshall & Ilsley Corp.	59	405
MetLife Inc.	105	4,646
Moody’s Corp.	23	621
Morgan Stanley	175	4,758
NASDAQ OMX Group Inc. (c)	16	385
Northern Trust Corp.	28	1,552
NYSE Euronext	29	883
People’s United Financial Inc.	44	612
Plum Creek Timber Co. Inc. (e)	19	707
PNC Financial Services Group Inc.	61	3,695
Principal Financial Group Inc.	36	1,173
Progressive Corp.	78	1,542
ProLogis	65	941
Prudential Financial Inc.	56	3,287
Public Storage	16	1,632
Regions Financial Corp.	144	1,009
Simon Property Group Inc.	34	3,369
SLM Corp. (c)	54	674
State Street Corp.	58	2,691
SunTrust Banks Inc.	58	1,708
T. Rowe Price Group Inc.	30	1,938
Torchmark Corp.	9	537
Travelers Cos. Inc.	53	2,966
U.S. Bancorp	222	5,980
Unum Group	37	907
Ventas Inc.	18	930
Vornado Realty Trust	19	1,560
Wells Fargo & Co.	607	18,813
XL Group Plc	40	864
Zions Bancorporation	20	490

		210,832
HEALTH CARE - 10.7%
Abbott Laboratories	179	8,553
Aetna Inc.	48	1,475
Allergan Inc.	36	2,444
AmerisourceBergen Corp. (e)	33	1,116
Amgen Inc. (c)	109	6,007
Baxter International Inc.	68	3,434
Becton Dickinson & Co.	27	2,282
Biogen Idec Inc. (c)	28	1,903
Boston Scientific Corp. (c)	170	1,289
Bristol-Myers Squibb Co.	199	5,266
Cardinal Health Inc.	42	1,603
CareFusion Corp. (c)	25	654
Celgene Corp. (c)	53	3,155
Cephalon Inc. (c)	9	542
Cerner Corp. (c)	8	771
CIGNA Corp.	32	1,174
Coventry Health Care Inc. (c)	16	435
CR Bard Inc.	11	990
DaVita Inc. (c)	12	835
Dentsply International Inc.	17	577
Eli Lilly & Co.	117	4,113
Express Scripts Inc. (c)	61	3,305
Forest Laboratories Inc. (c)	34	1,087
Genzyme Corp. (c)	30	2,117

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Gilead Sciences Inc. (c)	94	3,414
Hospira Inc. (c)	19	1,071
Humana Inc. (c)	19	1,053
Intuitive Surgical Inc. (c)	5	1,169
Johnson & Johnson	318	19,656
Laboratory Corp. of America Holdings (c)	12	1,059
Life Technologies Corp. (c)	21	1,175
McKesson Corp.	29	2,066
Medco Health Solutions Inc. (c)	49	3,015
Medtronic Inc.	125	4,648
Merck & Co. Inc.	357	12,855
Mylan Inc. (c) (e)	50	1,062
Patterson Cos. Inc.	10	321
PerkinElmer Inc.	13	341
Pfizer Inc.	930	16,283
Quest Diagnostics Inc.	17	944
St. Jude Medical Inc. (c)	40	1,690
Stryker Corp.	39	2,085
Tenet Healthcare Corp. (c)	55	370
Thermo Fisher Scientific Inc. (c)	46	2,551
UnitedHealth Group Inc.	128	4,606
Varian Medical Systems Inc. (c)	14	991
Waters Corp. (c)	10	800
Watson Pharmaceuticals Inc. (c)	14	742
WellPoint Inc. (c)	46	2,594
Zimmer Holdings Inc. (c)	23	1,244

		142,932

INDUSTRIALS - 10.8%
3M Co.	82	7,117
Avery Dennison Corp.	13	548
Boeing Co.	85	5,559
Caterpillar Inc.	73	6,872
CH Robinson Worldwide Inc.	19	1,505
Cintas Corp.	15	427
CSX Corp.	44	2,850
Cummins Inc.	23	2,553
Danaher Corp.	62	2,914
Deere & Co.	49	4,082
Dover Corp.	21	1,228
Dun & Bradstreet Corp.	6	463
Eaton Corp.	19	1,970
Emerson Electric Co.	87	4,981
Equifax Inc.	14	498
Expeditors International Washington Inc.	24	1,307
Fastenal Co. (e)	17	1,011
FedEx Corp.	36	3,372
Flowserve Corp.	7	779
Fluor Corp.	20	1,336
General Dynamics Corp.	45	3,164
General Electric Co.	1,235	22,582
Goodrich Corp.	15	1,277
Honeywell International Inc.	90	4,792
Illinois Tool Works Inc.	57	3,042
Ingersoll-Rand Plc	37	1,752
Iron Mountain Inc.	23	578
ITT Corp.	21	1,074
Jacobs Engineering Group Inc. (c)	14	632
L-3 Communications Holdings Inc.	13	917
Lockheed Martin Corp.	35	2,424
Masco Corp.	40	502
Norfolk Southern Corp.	43	2,689
Northrop Grumman Corp.	35	2,255
PACCAR Inc.	42	2,425
Pall Corp.	14	677
Parker Hannifin Corp.	19	1,610
Pitney Bowes Inc.	24	585
Precision Castparts Corp.	16	2,291

	Shares/Par (p)	Value
Quanta Services Inc. (c)	23	465
Raytheon Co.	42	1,960
Republic Services Inc. - Class A	36	1,085
Robert Half International Inc.	16	501
Rockwell Automation Inc.	16	1,155
Rockwell Collins Inc.	18	1,032
Roper Industries Inc.	11	821
RR Donnelley & Sons Co.	22	390
Ryder System Inc.	6	291
Snap-On Inc.	6	343
Southwest Airlines Co.	84	1,088
Stericycle Inc. (c)	10	799
Textron Inc.	32	745
Tyco International Ltd.	57	2,379
Union Pacific Corp.	58	5,348
United Parcel Service Inc. - Class B	115	8,314
United Technologies Corp.	107	8,415
Waste Management Inc.	56	2,060
WW Grainger Inc.	7	990

		144,821

INFORMATION TECHNOLOGY - 18.5%
Adobe Systems Inc. (c)	61	1,875
Advanced Micro Devices Inc. (c)	66	537
Agilent Technologies Inc. (c)	40	1,670
Akamai Technologies Inc. (c)	21	983
Altera Corp.	35	1,245
Amphenol Corp. - Class A	20	1,033
Analog Devices Inc.	35	1,301
Apple Inc. (c)	106	34,219
Applied Materials Inc.	155	2,184
Autodesk Inc. (c)	26	991
Automatic Data Processing Inc.	58	2,690
BMC Software Inc. (c)	21	991
Broadcom Corp. - Class A	52	2,249
CA Inc.	45	1,088
Cisco Systems Inc. (c)	643	13,000
Citrix Systems Inc. (c)	22	1,473
Cognizant Technology Solutions Corp. – Class A (c)	35	2,541
Computer Sciences Corp.	18	887
Compuware Corp. (c)	26	303
Corning Inc.	181	3,489
Dell Inc. (c)	199	2,698
eBay Inc. (c)	133	3,710
Electronic Arts Inc. (c)	38	627
EMC Corp. (c)	238	5,445
F5 Networks Inc. (c)	9	1,154
Fidelity National Information Services Inc.	31	851
First Solar Inc. (c) (e)	6	804
Fiserv Inc. (c)	18	1,035
FLIR Systems Inc. (c)	18	534
Google Inc. - Class A (c)	29	17,132
Harris Corp.	14	652
Hewlett-Packard Co.	264	11,098
Intel Corp.	643	13,532
International Business Machines Corp.	144	21,120
Intuit Inc. (c)	33	1,645
Jabil Circuit Inc.	21	422
JDS Uniphase Corp. (c)	23	338
Juniper Networks Inc. (c) (e)	61	2,247
KLA-Tencor Corp.	20	765
Lexmark International Inc. - Class A (c)	9	321
Linear Technology Corp. (e)	25	875
LSI Corp. (c)	71	426
MasterCard Inc. - Class A	11	2,510
McAfee Inc. (c)	18	830
MEMC Electronic Materials Inc. (c)	26	297

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Microchip Technology Inc. (e)	22	736
Micron Technology Inc. (c)	96	769
Microsoft Corp.	872	24,339
Molex Inc. (e)	15	339
Monster Worldwide Inc. (c)	13	311
Motorola Inc. (c)	269	2,440
National Semiconductor Corp.	26	356
NetApp Inc. (c)	41	2,262
Novell Inc. (c)	40	235
Novellus Systems Inc. (c)	11	364
Nvidia Corp. (c)	66	1,022
Oracle Corp.	448	14,036
Paychex Inc.	36	1,120
QLogic Corp. (c)	13	229
QUALCOMM Inc.	186	9,222
Red Hat Inc. (c)	22	993
SAIC Inc. (c)	33	531
Salesforce.com Inc. (c)	13	1,779
SanDisk Corp. (c)	27	1,330
Symantec Corp. (c)	92	1,547
Tellabs Inc.	43	289
Teradata Corp. (c)	18	760
Teradyne Inc. (c)	18	259
Texas Instruments Inc.	136	4,421
Total System Services Inc.	22	336
VeriSign Inc. (c)	21	676
Visa Inc. - Class A	57	4,010
Western Digital Corp. (c)	27	901
Western Union Co.	77	1,423
Xerox Corp.	160	1,840
Xilinx Inc.	31	902
Yahoo! Inc. (c)	154	2,562

		248,156
MATERIALS - 3.8%
Air Products & Chemicals Inc.	25	2,236
Airgas Inc.	9	551
AK Steel Holding Corp. (e)	11	186
Alcoa Inc.	118	1,820
Allegheny Technologies Inc.	11	634
Ball Corp.	10	691
Bemis Co. Inc.	13	415
CF Industries Holdings Inc.	8	1,120
Cliffs Natural Resources Inc.	16	1,225
Dow Chemical Co.	134	4,563
Eastman Chemical Co.	8	678
Ecolab Inc.	27	1,341
EI Du Pont de Nemours & Co.	105	5,228
FMC Corp.	8	678
Freeport-McMoRan Copper & Gold Inc.	55	6,552
International Flavors & Fragrances Inc.	9	480
International Paper Co.	51	1,378
MeadWestvaco Corp.	19	497
Monsanto Co.	63	4,392
Newmont Mining Corp.	57	3,492
Nucor Corp.	36	1,599
Owens-Illinois Inc. (c)	18	559
PPG Industries Inc.	19	1,618
Praxair Inc.	35	3,380
Sealed Air Corp.	18	471
Sherwin-Williams Co.	11	894
Sigma-Aldrich Corp.	14	937
Titanium Metals Corp. (c)	10	173
United States Steel Corp.	17	971
Vulcan Materials Co. (e)	15	657
Weyerhaeuser Co.	62	1,165

		50,581

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 3.1%
American Tower Corp. - Class A (c)	47	2,410
AT&T Inc.	683	20,075
CenturyLink Inc. (e)	35	1,607
Frontier Communications Corp.	115	1,117
MetroPCS Communications Inc. (c)	31	395
Qwest Communications International Inc.	198	1,507
Sprint Nextel Corp. (c)	345	1,460
Verizon Communications Inc.	327	11,697
Windstream Corp.	56	785

		41,053
UTILITIES - 3.2%
AES Corp. (c)	75	920
Allegheny Energy Inc.	19	457
Ameren Corp.	28	779
American Electric Power Co. Inc.	55	1,994
CenterPoint Energy Inc.	49	763
CMS Energy Corp.	27	498
Consolidated Edison Inc.	33	1,619
Constellation Energy Group Inc.	23	696
Dominion Resources Inc.	67	2,874
DTE Energy Co.	20	885
Duke Energy Corp.	152	2,707
Edison International	38	1,450
Entergy Corp.	22	1,551
Exelon Corp.	76	3,183
FirstEnergy Corp. (e)	35	1,307
Integrys Energy Group Inc. (e)	9	414
NextEra Energy Inc.	48	2,495
Nicor Inc.	5	257
NiSource Inc.	31	541
Northeast Utilities	19	620
NRG Energy Inc. (c)	30	584
Oneok Inc.	12	673
Pepco Holdings Inc. (e)	26	471
PG&E Corp.	45	2,152
Pinnacle West Capital Corp.	12	516
PPL Corp.	56	1,465
Progress Energy Inc.	33	1,448
Public Service Enterprise Group Inc.	59	1,863
SCANA Corp.	13	538
Sempra Energy	29	1,504
Southern Co.	95	3,649
TECO Energy Inc.	23	416
Wisconsin Energy Corp.	13	788
Xcel Energy Inc.	53	1,254

		43,331

Total Common Stocks (cost $1,163,172)		1,322,092

SHORT TERM INVESTMENTS - 2.3%
Investment Company - 1.2%
JNL Money Market Fund, 0.08% (a) (h)	16,641	16,641
Securities Lending Collateral 1.0%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	11,362	11,362
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	1,807	1,777

		13,139
Treasury Securities 0.1%
U.S. Treasury Bill, 0.13%, 03/24/11 (o)	$1,295	1,295
Total Short Term Investments (cost $31,104)		31,075

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Total Investments - 100.9% (cost $1,194,276)		1,353,167
Other Assets and Liabilities, Net - (0.9%)		(11,867)

Total Net Assets - 100.0%		$1,341,300

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 14.0%
99 Cents Only Stores (c)	27	$427
Aaron’s Inc.	42	852
Advance Auto Parts Inc.	50	3,300
Aeropostale Inc. (c)	55	1,355
American Eagle Outfitters Inc.	116	1,702
American Greetings Corp. - Class A	23	508
AnnTaylor Stores Corp. (c)	35	955
Bally Technologies Inc. (c)	32	1,346
Barnes & Noble Inc. (e)	22	312
Bob Evans Farms Inc.	17	574
BorgWarner Inc. (c)	67	4,882
Boyd Gaming Corp. (c) (e)	31	332
Brinker International Inc.	54	1,121
Career Education Corp. (c)	38	781
Cheesecake Factory Inc. (c)	35	1,085
Chico’s FAS Inc.	106	1,272
Chipotle Mexican Grill Inc. - Class A (c)	18	3,904
Collective Brands Inc. (c)	39	827
Deckers Outdoor Corp. (c)	23	1,826
Dick’s Sporting Goods Inc. (c)	53	1,975
Dollar Tree Inc. (c)	74	4,166
DreamWorks Animation SKG Inc. - Class A (c)	43	1,256
Dress Barn Inc. (c)	41	1,091
Eastman Kodak Co. (c) (e)	154	825
Foot Locker Inc.	93	1,815
Fossil Inc. (c)	30	2,120
Gentex Corp.	83	2,464
Guess? Inc.	38	1,785
HanesBrands Inc. (c)	57	1,447
Harte-Hanks Inc.	22	284
International Speedway Corp. - Class A	17	439
ITT Educational Services Inc. (c) (e)	15	963
J Crew Group Inc. (c)	38	1,640
John Wiley & Sons Inc. - Class A	28	1,249
KB Home (e)	41	558
Lamar Advertising Co. - Class A (c)	34	1,359
Life Time Fitness Inc. (c) (e)	25	1,032
LKQ Corp. (c)	86	1,950
Matthews International Corp. - Class A (e)	17	590
MDC Holdings Inc.	22	621
Mohawk Industries Inc. (c)	33	1,897
New York Times Co. - Class A (c) (e)	68	663
NVR Inc. (c)	3	2,289
Office Depot Inc. (c)	169	911
Panera Bread Co. - Class A (c)	18	1,786
PetSmart Inc.	70	2,780
Phillips-Van Heusen Corp.	39	2,483
Polaris Industries Inc.	20	1,572
Regis Corp.	33	547
Rent-A-Center Inc.	38	1,233
Ryland Group Inc.	27	468
Saks Inc. (c) (e)	92	986
Scholastic Corp. (e)	15	445
Scientific Games Corp. - Class A (c)	35	348

	Shares/Par (p)	Value
Service Corp. International	140	1,157
Sotheby’s - Class A (e)	40	1,794
Strayer Education Inc. (e)	8	1,228
Thor Industries Inc.	25	863
Timberland Co. - Class A (c)	23	565
Toll Brothers Inc. (c)	86	1,630
Tractor Supply Co.	43	2,100
Tupperware Brands Corp.	38	1,789
Under Armour Inc. - Class A (c) (e)	20	1,105
Warnaco Group Inc. (c)	26	1,457
Wendy’s/Arby’s Group Inc.	184	851
Williams-Sonoma Inc.	63	2,250
WMS Industries Inc. (c)	34	1,554

		93,741

CONSUMER STAPLES - 3.5%
Alberto-Culver Co.	51	1,889
BJ’s Wholesale Club Inc. (c)	32	1,556
Church & Dwight Co. Inc.	42	2,914
Corn Products International Inc.	45	2,066
Energizer Holdings Inc. (c)	42	3,054
Flowers Foods Inc.	43	1,167
Green Mountain Coffee Roasters Inc. (c) (e)	69	2,263
Hansen Natural Corp. (c)	41	2,146
Lancaster Colony Corp.	11	630
Ralcorp Holdings Inc. (c)	33	2,121
Ruddick Corp.	26	942
Smithfield Foods Inc. (c)	99	2,035
Tootsie Roll Industries Inc. (e)	14	416
Universal Corp.	14	554

		23,753

ENERGY - 5.8%
Arch Coal Inc.	96	3,381
Atwood Oceanics Inc. (c)	33	1,248
Bill Barrett Corp. (c)	27	1,093
Cimarex Energy Co.	50	4,448
Comstock Resources Inc. (c)	27	665
Dril-Quip Inc. (c)	20	1,584
Exterran Holdings Inc. (c) (e)	36	867
Forest Oil Corp. (c)	67	2,557
Frontier Oil Corp. (c)	64	1,144
Helix Energy Solutions Group Inc. (c)	64	780
Oceaneering International Inc. (c)	32	2,366
Overseas Shipholding Group Inc.	15	543
Patriot Coal Corp. (c)	46	888
Patterson-UTI Energy Inc.	92	1,973
Plains Exploration & Production Co. (c)	83	2,674
Pride International Inc. (c)	104	3,442
Quicksilver Resources Inc. (c)	67	992
SM Energy Co.	37	2,207
Southern Union Co.	74	1,781
Superior Energy Services Inc. (c)	47	1,640
Tidewater Inc.	31	1,646
Unit Corp. (c)	23	1,058

		38,977

FINANCIALS - 19.4%
Affiliated Managers Group Inc. (c)	31	3,037
Alexandria Real Estate Equities Inc.	33	2,408
AMB Property Corp.	100	3,169
American Financial Group Inc.	47	1,511
Apollo Investment Corp.	116	1,285
Arthur J Gallagher & Co.	63	1,832
Associated Banc-Corp	103	1,559
Astoria Financial Corp.	47	655
BancorpSouth Inc.	42	671
Bank of Hawaii Corp.	29	1,355

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
BRE Properties Inc. - Class A (e)	38	1,658
Brown & Brown Inc.	70	1,665
Camden Property Trust	41	2,202
Cathay General Bancorp	48	801
City National Corp.	28	1,692
Commerce Bancshares Inc.	46	1,831
Corporate Office Properties Trust	40	1,391
Cousins Properties Inc.	64	535
Cullen/Frost Bankers Inc.	36	2,212
Duke Realty Corp.	150	1,868
East West Bancorp Inc.	88	1,720
Eaton Vance Corp. (e)	70	2,125
Equity One Inc. (e)	26	480
Essex Property Trust Inc. (e)	19	2,126
Everest Re Group Ltd.	32	2,756
Federal Realty Investment Trust	37	2,846
Fidelity National Financial Inc. - Class A	135	1,845
First American Financial Corp.	60	892
First Niagara Financial Group Inc.	124	1,738
FirstMerit Corp.	65	1,282
Fulton Financial Corp. (e)	119	1,228
Greenhill & Co. Inc.	15	1,227
Hanover Insurance Group Inc.	27	1,254
HCC Insurance Holdings Inc.	69	1,983
Highwoods Properties Inc.	43	1,358
Hospitality Properties Trust	73	1,691
International Bancshares Corp.	30	608
Jefferies Group Inc. (e)	74	1,958
Jones Lang LaSalle Inc.	25	2,126
Liberty Property Trust	68	2,166
Macerich Co.	77	3,657
Mack-Cali Realty Corp.	47	1,564
Mercury General Corp.	20	877
MSCI Inc. - Class A (c)	71	2,747
Nationwide Health Properties Inc.	75	2,727
New York Community Bancorp Inc.	258	4,870
NewAlliance Bancshares Inc.	60	901
Old Republic International Corp.	151	2,061
Omega Healthcare Investors Inc.	59	1,316
PacWest Bancorp	18	389
Potlatch Corp.	23	745
Prosperity Bancshares Inc.	28	1,101
Protective Life Corp.	51	1,358
Raymond James Financial Inc.	59	1,942
Rayonier Inc.	48	2,513
Realty Income Corp. (e)	70	2,378
Regency Centers Corp.	49	2,055
Reinsurance Group of America Inc.	43	2,336
SEI Investments Co.	87	2,062
Senior Housing Properties Trust	83	1,825
SL Green Realty Corp.	46	3,136
StanCorp Financial Group Inc.	27	1,236
SVB Financial Group (c)	25	1,326
Synovus Financial Corp. (e)	469	1,237
TCF Financial Corp. (e)	76	1,124
Transatlantic Holdings Inc.	38	1,940
Trustmark Corp. (e)	32	806
UDR Inc.	108	2,544
Unitrin Inc.	28	699
Valley National Bancorp	96	1,372
Waddell & Reed Financial Inc. - Class A	51	1,791
Washington Federal Inc.	68	1,144
Webster Financial Corp.	43	855
Weingarten Realty Investors	72	1,701
Westamerica Bancorporation	18	972
WR Berkley Corp.	69	1,889

		129,942

	Shares/Par (p)	Value

HEALTH CARE - 10.9%
Allscripts Healthcare Solutions Inc. (c)	111	2,142
Beckman Coulter Inc.	41	3,092
Bio-Rad Laboratories Inc. - Class A (c)	11	1,157
Charles River Laboratories International Inc. (c)	33	1,190
Community Health Systems Inc. (c)	55	2,055
Covance Inc. (c) (e)	39	1,981
Edwards Lifesciences Corp. (c)	68	5,474
Endo Pharmaceuticals Holdings Inc. (c)	69	2,451
Gen-Probe Inc. (c)	29	1,672
Health Management Associates Inc. – Class A (c)	149	1,422
Health Net Inc. (c)	55	1,508
Henry Schein Inc. (c)	55	3,362
Hill-Rom Holdings Inc.	37	1,476
Hologic Inc. (c)	154	2,904
Idexx Laboratories Inc. (c) (e)	34	2,364
Immucor Inc. (c)	40	795
Kindred Healthcare Inc. (c)	23	415
Kinetic Concepts Inc. (c)	37	1,559
LifePoint Hospitals Inc. (c)	31	1,133
Lincare Holdings Inc.	58	1,557
Masimo Corp. (c)	35	1,023
Medicis Pharmaceutical Corp. - Class A	36	976
Mednax Inc. (c)	28	1,907
Mettler Toledo International Inc. (c)	19	2,946
Omnicare Inc.	67	1,702
Owens & Minor Inc.	38	1,113
Perrigo Co.	49	3,120
Pharmaceutical Product Development Inc.	71	1,917
ResMed Inc. (c) (e)	90	3,108
STERIS Corp.	35	1,283
Techne Corp.	22	1,449
Teleflex Inc.	24	1,280
Thoratec Corp. (c)	35	996
United Therapeutics Corp. (c)	30	1,882
Universal Health Services Inc. - Class B	58	2,508
VCA Antech Inc. (c)	49	1,149
Vertex Pharmaceuticals Inc. (c)	121	4,222
WellCare Health Plans Inc. (c)	26	786

		73,076

INDUSTRIALS - 15.9%
Acuity Brands Inc.	26	1,477
AECOM Technology Corp. (c)	70	1,970
AGCO Corp. (c) (e)	55	2,799
AirTran Holdings Inc. (c)	83	615
Alaska Air Group Inc. (c)	22	1,242
Alexander & Baldwin Inc.	25	994
Alliant Techsystems Inc. (c)	20	1,474
AMETEK Inc.	95	3,727
Baldor Electric Co.	28	1,767
BE Aerospace Inc. (c)	61	2,249
Brink’s Co.	28	761
Bucyrus International Inc. - Class A	48	4,296
Carlisle Cos. Inc.	36	1,442
Clean Harbors Inc. (c)	13	1,104
Con-Way Inc.	33	1,196
Copart Inc. (c)	41	1,520
Corporate Executive Board Co.	21	785
Corrections Corp. of America (c)	66	1,643
Crane Co.	26	1,086
Deluxe Corp.	29	676
Donaldson Co. Inc.	45	2,647
FTI Consulting Inc. (c)	27	993
Gardner Denver Inc.	31	2,145
GATX Corp. (e)	28	983

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Graco Inc.	36	1,405
Granite Construction Inc.	20	536
Harsco Corp.	48	1,357
Herman Miller Inc. (e)	33	827
HNI Corp.	26	800
Hubbell Inc. - Class B	36	2,144
IDEX Corp.	49	1,903
JB Hunt Transport Services Inc.	53	2,152
JetBlue Airways Corp. (c)	115	763
Joy Global Inc.	61	5,313
Kansas City Southern (c)	61	2,915
KBR Inc.	89	2,697
Kennametal Inc.	49	1,925
Kirby Corp. (c)	32	1,403
Korn/Ferry International (c)	27	612
Landstar System Inc.	28	1,160
Lennox International Inc.	27	1,263
Lincoln Electric Holdings Inc.	25	1,640
Manpower Inc.	48	3,038
Mine Safety Appliances Co.	18	551
MSC Industrial Direct Co. - Class A	26	1,714
Navigant Consulting Inc. (c)	29	263
Nordson Corp.	20	1,854
Oshkosh Corp. (c)	54	1,900
Pentair Inc.	59	2,141
Regal-Beloit Corp.	23	1,532
Rollins Inc.	37	721
Shaw Group Inc. (c)	51	1,729
SPX Corp.	30	2,132
Terex Corp. (c)	65	2,009
Thomas & Betts Corp. (c)	31	1,489
Timken Co.	48	2,285
Towers Watson & Co. - Class A	27	1,403
Trinity Industries Inc. (e)	48	1,267
United Rentals Inc. (c)	37	839
URS Corp. (c)	49	2,045
Valmont Industries Inc. (e)	13	1,128
Wabtec Corp. (e)	29	1,508
Waste Connections Inc.	68	1,884
Watsco Inc.	17	1,056
Werner Enterprises Inc. (e)	25	573
Woodward Governor Co.	35	1,325

		106,792

INFORMATION TECHNOLOGY - 15.3%
ACI Worldwide Inc. (c)	19	511
Acxiom Corp. (c)	48	829
ADTRAN Inc.	38	1,359
Advent Software Inc. (c) (e)	9	530
Alliance Data Systems Corp. (c) (e)	31	2,194
Ansys Inc. (c)	54	2,813
AOL Inc. (c)	63	1,505
Arrow Electronics Inc. (c)	69	2,356
Atmel Corp. (c)	272	3,351
Avnet Inc. (c)	90	2,979
Broadridge Financial Solutions Inc.	74	1,630
Cadence Design Systems Inc. (c)	159	1,313
Ciena Corp. (c) (e)	56	1,176
CommScope Inc. (c)	56	1,764
Concur Technologies Inc. (c)	27	1,408
Convergys Corp. (c)	71	932
CoreLogic Inc. (c)	62	1,149
Cree Inc. (c) (e)	64	4,239
Diebold Inc.	39	1,253
Digital River Inc. (c)	24	832
DST Systems Inc.	20	904
Equinix Inc. (c)	27	2,220
Factset Research Systems Inc.	28	2,581

	Shares/Par (p)	Value
Fair Isaac Corp.	23	539
Fairchild Semiconductor International Inc. (c)	74	1,155
Gartner Inc. - Class A (c)	43	1,443
Global Payments Inc.	47	2,187
Informatica Corp. (c) (e)	56	2,454
Ingram Micro Inc. - Class A (c)	93	1,779
Integrated Device Technology Inc. (c)	93	618
International Rectifier Corp. (c)	40	1,189
Intersil Corp. - Class A	74	1,134
Itron Inc. (c)	24	1,333
Jack Henry & Associates Inc.	51	1,484
Lam Research Corp. (c)	73	3,778
Lender Processing Services Inc.	53	1,558
Mantech International Corp. - Class A (c)	13	534
Mentor Graphics Corp. (c)	67	802
Micros Systems Inc. (c)	48	2,099
National Instruments Corp.	35	1,314
NCR Corp. (c)	95	1,456
NeuStar Inc. - Class A (c)	43	1,111
Parametric Technology Corp. (c)	70	1,579
Plantronics Inc.	29	1,065
Polycom Inc. (c)	51	1,978
Quest Software Inc. (c)	34	955
Rackspace Hosting Inc. (c) (e)	58	1,813
RF Micro Devices Inc. (c)	164	1,202
Riverbed Technology Inc. (c)	87	3,069
Rovi Corp. (c)	62	3,870
Semtech Corp. (c)	38	851
Silicon Laboratories Inc. (c)	26	1,201
Skyworks Solutions Inc. (c)	109	3,115
Solera Holdings Inc.	42	2,142
SRA International Inc. - Class A (c)	25	501
Synopsys Inc. (c)	88	2,374
Tech Data Corp. (c)	28	1,225
TIBCO Software Inc. (c)	99	1,955
Trimble Navigation Ltd. (c)	71	2,847
ValueClick Inc. (c)	49	789
Vishay Intertechnology Inc. (c)	95	1,399
Zebra Technologies Corp. - Class A (c)	34	1,278

		103,003

MATERIALS - 6.7%
Albemarle Corp.	54	3,032
AptarGroup Inc.	40	1,896
Ashland Inc.	47	2,382
Cabot Corp.	39	1,464
Carpenter Technology Corp.	26	1,063
Commercial Metals Co.	68	1,133
Compass Minerals International Inc.	19	1,736
Cytec Industries Inc.	29	1,558
Grief Inc. - Class A	19	1,156
Intrepid Potash Inc. (c) (e)	25	946
Louisiana-Pacific Corp. (c)	81	762
Lubrizol Corp.	39	4,161
Martin Marietta Materials Inc. (e)	27	2,494
Minerals Technologies Inc.	11	694
NewMarket Corp.	6	696
Olin Corp.	48	982
Packaging Corp. of America	61	1,576
Reliance Steel & Aluminum Co.	44	2,264
Rock-Tenn Co. - Class A	23	1,250
RPM International Inc.	77	1,694
Scotts Miracle-Gro Co. - Class A	27	1,388
Sensient Technologies Corp.	30	1,090
Silgan Holdings Inc.	29	1,030
Sonoco Products Co.	61	2,058
Steel Dynamics Inc.	129	2,359
Temple-Inland Inc.	64	1,363

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Valspar Corp.	59	2,017
Worthington Industries Inc.	33	603

		44,847

TELECOMMUNICATION SERVICES - 0.8%
Cincinnati Bell Inc. (c)	116	323
Syniverse Holdings Inc. (c)	42	1,289
Telephone & Data Systems Inc.	55	1,999
tw telecom inc. (c)	90	1,534

		5,145

UTILITIES - 5.8%
AGL Resources Inc.	46	1,663
Alliant Energy Corp.	66	2,421
Aqua America Inc.	82	1,838
Atmos Energy Corp.	54	1,677
Black Hills Corp.	24	719
Cleco Corp.	36	1,116
DPL Inc.	71	1,817
Dynegy Inc. (c)	57	321
Energen Corp.	43	2,061
Great Plains Energy Inc.	81	1,564
Hawaiian Electric Industries Inc. (e)	56	1,277
IDACORP Inc.	28	1,040
MDU Resources Group Inc.	112	2,267
National Fuel Gas Co.	49	3,201
NSTAR	62	2,595
NV Energy Inc.	140	1,963
OGE Energy Corp.	58	2,636
PNM Resources Inc.	50	646
Questar Corp.	104	1,807
UGI Corp.	66	2,073
Vectren Corp.	49	1,234
Westar Energy Inc. (e)	66	1,666
WGL Holdings Inc.	31	1,091

		38,693

Total Common Stocks (cost $575,619)		657,969

SHORT TERM INVESTMENTS - 8.1%
Investment Company - 1.8%
JNL Money Market Fund, 0.08% (a) (h)	12,073	12,073
Securities Lending Collateral 6.1%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	38,464	38,464
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	2,723	2,677

		41,141
Treasury Securities 0.2%
U.S. Treasury Bill, 0.13%, 03/24/11 (o)	$940	940

Total Short Term Investments (cost $54,199)		54,154

Total Investments - 106.2% (cost $629,818)		712,123
Other Assets and Liabilities, Net - (6.2%)		(41,313)

Total Net Assets - 100.0%		$670,810

JNL/Mellon Capital Management Small Cap Index Fund
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 13.6%
1-800-Flowers.com Inc. - Class A (c)	14	$38

	Shares/Par (p)	Value
99 Cents Only Stores (c)	26	421
AFC Enterprises Inc. (c)	15	204
AH Belo Corp. - Class A (c)	14	124
Ambassadors Group Inc.	11	126
America’s Car-Mart Inc. (c)	5	140
American Apparel Inc. (c)	16	26
American Axle & Manufacturing Holdings Inc. (c)	35	453
American Greetings Corp. - Class A	24	535
American Public Education Inc. (c) (e)	10	386
Amerigon Inc. (c)	11	125
Ameristar Casinos Inc.	16	244
AnnTaylor Stores Corp. (c)	35	952
Arbitron Inc.	16	676
Arctic Cat Inc. (c)	9	135
ArvinMeritor Inc. (c)	55	1,138
Asbury Automotive Group Inc. (c)	17	323
Ascent Media Corp. (c)	8	318
Audiovox Corp. - Class A (c)	14	124
Ballantyne Strong Inc. (c)	8	59
Barnes & Noble Inc. (e)	23	320
Beazer Homes USA Inc. (c) (e)	45	245
Bebe Stores Inc.	18	106
Belo Corp. (c)	51	363
Big 5 Sporting Goods Corp.	13	194
Biglari Holdings Inc. (c)	1	351
BJ’s Restaurants Inc. (c)	13	478
Blue Nile Inc. (c) (e)	7	409
Bluegreen Corp. (c)	6	21
Blyth Inc.	4	121
Bob Evans Farms Inc.	18	600
Bon-Ton Stores Inc. (c) (e)	9	117
Books-A-Million Inc. (e)	3	19
Borders Group Inc. (c) (e)	36	32
Boyd Gaming Corp. (c) (e)	33	351
Bravo Brio Restaurant Group Inc. (c)	3	61
Bridgepoint Education Inc. (c) (e)	11	202
Brookfield Homes Corp. (c) (e)	6	56
Brown Shoe Co. Inc.	25	355
Brunswick Corp.	53	1,001
Buckle Inc. (e)	16	592
Buffalo Wild Wings Inc. (c) (e)	11	463
Build-A-Bear Workshop Inc. (c)	13	99
Cabela’s Inc. - Class A (c) (e)	25	534
California Pizza Kitchen Inc. (c)	11	189
Callaway Golf Co. (e)	40	319
Cambium Learning Group Inc. (c)	9	31
Capella Education Co. (c) (e)	10	643
Caribou Coffee Co. Inc. (c)	3	32
Carmike Cinemas Inc. (c)	8	64
Carrol’s Restaurant Group Inc. (c)	5	37
Carter’s Inc. (c)	36	1,055
Casual Male Retail Group Inc. (c)	22	106
Cato Corp. - Class A	17	467
Cavco Industries Inc. (c) (e)	4	177
CEC Entertainment Inc. (c)	12	476
Charming Shoppes Inc. (c)	74	263
Cheesecake Factory Inc. (c)	36	1,114
Cherokee Inc.	5	99
Childrens Place Retail Stores Inc. (c)	15	768
Christopher & Banks Corp.	24	147
Churchill Downs Inc.	7	291
Cinemark Holdings Inc.	33	568
Citi Trends Inc. (c)	9	209
CKX Inc. (c)	35	139
Coinstar Inc. (c) (e)	19	1,076
Coldwater Creek Inc. (c)	32	101
Collective Brands Inc. (c)	38	791

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Columbia Sportswear Co. (e)	7	425
Conn’s Inc. (c) (e)	10	45
Cooper Tire & Rubber Co.	37	873
Core-Mark Holding Co. Inc. (c)	6	230
Corinthian Colleges Inc. (c) (e)	56	294
CPI Corp.	4	79
Cracker Barrel Old Country Store Inc.	14	790
Crocs Inc. (c)	52	887
Crown Media Holdings Inc. - Class A (c) (e)	5	14
CSS Industries Inc.	6	117
Culp Inc. (c)	5	49
Cumulus Media Inc. - Class A (c) (e)	12	50
Dana Holding Corp. (c)	84	1,447
Deckers Outdoor Corp. (c)	23	1,847
Delta Apparel Inc. (c)	3	43
Denny’s Corp. (c)	57	203
Destination Maternity Corp. (c)	3	110
Dex One Corp. (c)	29	218
Dillard’s Inc. - Class A (e)	24	910
DineEquity Inc. (c) (e)	11	530
Domino’s Pizza Inc. (c)	23	366
Dorman Products Inc. (c)	7	239
Dress Barn Inc. (c)	36	947
Drew Industries Inc. (c)	11	258
Drugstore.com Inc. (c) (e)	53	117
DSW Inc. - Class A (c)	9	343
Eastman Kodak Co. (c) (e)	159	853
Einstein Noah Restaurant Group Inc. (c)	2	33
Empire Resorts Inc. (c) (e)	14	14
Entercom Communications Corp. - Class A (c)	13	146
Entravision Communications Corp. – Class A (c)	26	67
Ethan Allen Interiors Inc. (e)	14	272
EW Scripps Co. - Class A (c)	20	206
Exide Technologies (c)	47	438
Express Inc. (c)	9	161
Finish Line - Class A	30	524
Fisher Communications Inc. (c)	4	86
Fred’s Inc. - Class A	23	320
Fuel Systems Solutions Inc. (c)	8	248
Furniture Brands International Inc. (c)	31	159
G-III Apparel Group Ltd. (c)	10	335
Gaiam Inc. - Class A	8	61
Gaylord Entertainment Co. (c)	20	721
Genesco Inc. (c)	14	528
Global Sources Ltd. (c)	11	101
Gordman’s Stores Inc. (c)	2	35
Grand Canyon Education Inc. (c) (e)	19	368
Gray Television Inc. (c)	26	49
Group 1 Automotive Inc. (e)	15	612
Harte-Hanks Inc.	23	294
Haverty Furniture Cos. Inc. (c)	10	133
Helen of Troy Ltd. (c)	18	547
hhgregg Inc. (c) (e)	7	148
Hibbett Sports Inc. (c)	17	618
Hooker Furniture Corp.	5	73
HOT Topic Inc.	27	168
Hovnanian Enterprises Inc. - Class A (c) (e)	32	131
HSN Inc. (c)	23	706
Iconix Brand Group Inc. (c)	44	843
Interval Leisure Group Inc. (c)	24	390
iRobot Corp. (c)	13	312
Isle of Capri Casinos Inc. (c)	8	81
Jack in the Box Inc. (c)	32	681
Jakks Pacific Inc. (c)	17	303
Jamba Inc. (c)	45	103
Jo-Ann Stores Inc. (c)	16	952
Joe’s Jeans Inc. (c) (e)	23	36

	Shares/Par (p)	Value
Johnson Outdoors Inc. - Class A (c)	2	29
Jos. A. Bank Clothiers Inc. (c)	16	641
Journal Communications Inc. - Class A (c)	27	137
K-Swiss Inc. - Class A (c)	15	187
K12 Inc. (c)	15	421
Kenneth Cole Productions Inc. - Class A (c)	5	64
Kid Brands Inc. (c)	7	58
Kirkland’s Inc. (c)	9	128
Knology Inc. (c)	17	268
Krispy Kreme Doughnuts Inc. (c)	35	245
La-Z-Boy Inc. (c) (e)	28	253
LaCrosse Footwear Inc. (e)	3	41
Leapfrog Enterprises Inc. - Class A (c)	24	131
Learning Tree International Inc. (c)	5	47
Lee Enterprises Inc. (c) (e)	24	59
Libbey Inc. (c)	12	184
Life Time Fitness Inc. (c)	25	1,032
Lifetime Brands Inc. (c)	5	70
LIN TV Corp. - Class A (c)	17	89
Lincoln Educational Services Corp.	9	139
Lions Gate Entertainment Corp. (c)	36	238
Lithia Motors Inc. - Class A	14	197
Live Nation Inc. (c)	83	950
Liz Claiborne Inc. (c) (e)	54	386
LodgeNet Interactive Corp. (c)	22	93
Lumber Liquidators Holdings Inc. (c) (e)	14	337
M/I Homes Inc. (c)	11	165
Mac-Gray Corp.	6	91
Maidenform Brands Inc. (c)	14	330
Marcus Corp.	12	156
Marine Products Corp. (c) (e)	5	36
MarineMax Inc. (c)	17	154
Martha Stewart Living Omnimedia Inc. – Class A (c) (e)	19	84
Matthews International Corp. - Class A (e)	17	611
McClatchy Co. - Class A (c) (e)	38	175
McCormick & Schmick’s Seafood Restaurants Inc. (c)	10	87
Media General Inc. - Class A (c) (e)	15	88
Mediacom Communications Corp. - Class A (c)	24	207
Men’s Wearhouse Inc.	31	778
Meritage Homes Corp. (c)	19	419
Midas Inc. (c)	10	82
Modine Manufacturing Co. (c)	26	408
Monarch Casino & Resort Inc. (c)	5	64
Monro Muffler Brake Inc.	18	614
Morgans Hotel Group Co. (c)	13	117
Movado Group Inc. (c)	10	159
Multimedia Games Inc. (c)	14	79
National American University Holdings Inc.	4	31
National CineMedia Inc.	32	628
National Presto Industries Inc.	3	379
New York & Co. Inc. (c)	21	92
Nexstar Broadcasting Group Inc. – Class A (c) (e)	6	34
NutriSystem Inc. (e)	16	335
O’Charley’s Inc. (c)	12	89
OfficeMax Inc. (c)	51	906
Orbitz Worldwide Inc. (c)	13	75
Orient-Express Hotels Ltd. - Class A (c)	60	784
Outdoor Channel Holdings Inc. (c)	6	46
Overstock.com Inc. (c) (e)	9	153
Oxford Industries Inc.	8	193
Pacific Sunwear of California Inc. (c)	39	213
Papa John’s International Inc. (c)	12	330
Peets Coffee & Tea Inc. (c) (e)	7	278
Penske Auto Group Inc. (c)	26	452
PEP Boys-Manny Moe & Jack	32	426

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Perry Ellis International Inc. (c)	6	160
PetMed Express Inc.	13	228
PF Chang’s China Bistro Inc. (e)	14	667
Pier 1 Imports Inc. (c)	62	655
Pinnacle Entertainment Inc. (c)	34	483
Playboy Enterprises Inc. - Class B (c)	12	63
Polaris Industries Inc.	19	1,458
Pool Corp.	29	645
Pre-Paid Legal Services Inc. (c) (e)	5	283
PRIMEDIA Inc.	12	51
Princeton Review Inc. (c)	7	8
Quicksilver Inc. (c)	74	374
Radio One Inc. - Class D (c)	17	19
RC2 Corp. (c)	13	287
ReachLocal Inc. (c) (e)	3	51
Red Lion Hotels Corp. (c)	10	83
Red Robin Gourmet Burgers Inc. (c)	9	187
Regis Corp.	33	551
Rent-A-Center Inc.	39	1,251
Rentrak Corp. (c)	5	148
Retail Ventures Inc. (c)	14	227
RG Barry Corp.	5	50
Ruby Tuesday Inc. (c)	37	486
Rue21 Inc. (c)	9	270
Ruth’s Hospitality Group Inc. (c)	20	94
Ryland Group Inc.	26	437
Saks Inc. (c) (e)	82	874
Sally Beauty Holdings Inc. (c)	56	813
Scholastic Corp. (e)	18	524
Scientific Games Corp. - Class A (c)	38	377
Sealy Corp. (c) (e)	35	103
Select Comfort Corp. (c)	34	306
Shiloh Industries Inc. (c)	3	33
Shoe Carnival Inc. (c)	6	161
Shuffle Master Inc. (c)	31	357
Shutterfly Inc. (c)	16	563
Sinclair Broadcast Group Inc. - Class A (c)	28	229
Skechers U.S.A. Inc. - Class A (c)	20	400
Skyline Corp.	5	133
Smith & Wesson Holding Corp. (c) (e)	32	119
Sonic Automotive Inc. - Class A (c)	25	328
Sonic Corp. (c)	35	350
Sotheby’s - Class A	40	1,807
Spartan Motors Inc.	21	127
Speedway Motorsports Inc.	6	97
Stage Stores Inc.	22	380
Standard Motor Products Inc.	11	149
Standard-Pacific Corp. (c) (e)	68	314
Stein Mart Inc. (c)	15	143
Steiner Leisure Ltd. (c)	8	391
Steinway Musical Instruments Inc. (c)	4	76
Steven Madden Ltd. (c)	14	593
Stewart Enterprises Inc. - Class A (e)	47	312
Stoneridge Inc. (c)	11	167
Sturm Ruger & Co. Inc. (e)	12	178
Summer Infant Inc. (c)	6	44
Superior Industries International Inc.	13	275
SuperMedia Inc. (c) (e)	9	79
Systemax Inc. (c)	5	74
Talbots Inc. (c)	41	349
Tenneco Inc. (c)	35	1,445
Texas Roadhouse Inc. - Class A (c) (e)	34	589
The Jones Group Inc.	53	820
Timberland Co. - Class A (c)	23	575
True Religion Apparel Inc. (c)	16	351
Tuesday Morning Corp. (c)	19	99
U.S. Auto Parts Network Inc. (c)	9	72
Ulta Salon Cosmetics & Fragrance Inc. (c)	19	636

	Shares/Par (p)	Value
Under Armour Inc. - Class A (c) (e)	21	1,160
Unifi Inc. (c)	7	123
Universal Electronics Inc. (c)	9	241
Universal Technical Institute Inc. (c)	13	286
Vail Resorts Inc. (c)	22	1,136
Valassis Communications Inc. (c)	30	972
Value Line Inc.	1	9
Vera Bradley Inc. (c)	6	184
Vitacost.com Inc. (c) (e) (f)	8	45
Vitamin Shoppe Inc. (c)	10	334
Volcom Inc. (c)	11	200
Warnaco Group Inc. (c)	26	1,434
Warner Music Group Corp. (c)	24	135
West Marine Inc. (c)	9	95
Westwood One Inc. (c) (e)	3	26
Wet Seal Inc. - Class A (c)	65	242
Weyco Group Inc.	3	77
Winmark Corp.	1	43
Winnebago Industries Inc. (c)	17	258
Wolverine World Wide Inc.	29	934
World Wrestling Entertainment Inc. – Class A (e)	14	206
Zumiez Inc. (c)	13	341

		97,367

CONSUMER STAPLES - 2.9%
Alico Inc.	2	38
Alliance One International Inc. (c)	57	243
Andersons Inc.	11	390
Arden Group Inc. - Class A	1	46
B&G Foods Inc.	28	380
Boston Beer Co. Inc. - Class A (c)	5	497
Cal-Maine Foods Inc. (e)	8	247
Calavo Growers Inc. (e)	6	138
Casey’s General Stores Inc.	23	971
Central Garden & Pet Co. - Class A (c)	34	336
Chiquita Brands International Inc. (c)	27	381
Coca-Cola Bottling Co. Consolidated	3	143
Darling International Inc. (c)	50	666
Diamond Foods Inc. (e)	13	671
Dole Food Co. Inc. (c) (e)	20	269
Elizabeth Arden Inc. (c)	15	341
Farmer Bros. Co.	3	55
Female Health Co. (e)	7	40
Fresh Del Monte Produce Inc.	24	603
Griffin Land & Nurseries Inc. - Class A	2	49
Hain Celestial Group Inc. (c)	24	643
Harbinger Group Inc. (c)	4	24
Heckmann Corp. (c)	49	246
Imperial Sugar Co. (e)	9	116
Ingles Markets Inc. - Class A	7	142
Inter Parfums Inc.	8	149
J&J Snack Foods Corp.	8	389
John B. Sanfilippo & Son (c)	4	53
Lancaster Colony Corp.	11	640
Lifeway Foods Inc. (c) (e)	2	21
Limoneira Co. (e)	4	125
Medifast Inc. (c) (e)	8	232
MGP Ingredients Inc.	6	65
Nash Finch Co.	7	315
National Beverage Corp. (c)	8	100
Natures Sunshine Products Inc. (c)	4	37
Nu Skin Enterprises Inc. - Class A	29	879
Nutraceutical International Corp. (c)	5	69
Oil-Dri Corp. of America	2	49
Pantry Inc. (c)	13	253
Pilgrim’s Pride Corp. (c)	26	185
Prestige Brands Holdings Inc. (c)	26	312

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
PriceSmart Inc.	10	371
Revlon Inc. - Class A (c)	6	58
Rite Aid Corp. (c)	299	264
Ruddick Corp.	26	974
Sanderson Farms Inc.	14	542
Schiff Nutrition International Inc. (c)	9	82
Seneca Foods Corp. - Class A (c) (e)	5	137
Smart Balance Inc. (c)	35	153
Snyders-Lance Inc.	16	371
Spartan Stores Inc.	13	213
Spectrum Brands Holdings Inc. (c) (e)	11	346
Star Scientific Inc. (c) (e)	63	123
Susser Holdings Corp. (c)	3	48
Synutra International Inc. (c) (e)	10	133
The Fresh Market Inc. (c)	7	289
Tootsie Roll Industries Inc. (e)	14	409
TreeHouse Foods Inc. (c)	20	1,047
United Natural Foods Inc. (c)	28	1,036
Universal Corp.	14	565
USANA Health Sciences Inc. (c)	4	160
Vector Group Ltd. (e)	27	470
Village Super Market Inc. - Class A	4	126
WD-40 Co.	10	384
Weis Markets Inc.	7	279
Winn-Dixie Stores Inc. (c)	31	222

		20,350

ENERGY - 6.3%
Abraxas Petroleum Corp. (c) (e)	36	165
Allis-Chalmers Energy Inc. (c)	24	169
Alon USA Energy Inc. (e)	5	27
Amyris Inc. (c)	—	11
Apco Oil And Gas International Inc. (e)	6	322
Approach Resources Inc. (c)	9	202
ATP Oil & Gas Corp. (c) (e)	27	450
Basic Energy Services Inc. (c)	15	243
Berry Petroleum Co. - Class A (e)	30	1,315
Bill Barrett Corp. (c) (e)	28	1,138
BPZ Resources Inc. (c) (e)	61	292
Brigham Exploration Co. (c)	70	1,899
Bristow Group Inc. (c)	21	1,006
Cal Dive International Inc. (c)	58	327
Callon Petroleum Co. (c) (e)	22	132
CAMAC Energy Inc. (c) (e)	26	51
CARBO Ceramics Inc.	11	1,188
Carrizo Oil & Gas Inc. (c)	19	645
Cheniere Energy Inc. (c) (e)	33	180
Clayton Williams Energy Inc. (c)	4	301
Clean Energy Fuels Corp. (c) (e)	27	372
Cloud Peak Energy Inc. (c)	19	445
Complete Production Services Inc. (c)	47	1,379
Contango Oil & Gas Co. (c)	7	421
Crosstex Energy Inc.	23	200
CVR Energy Inc. (c)	16	250
Dawson Geophysical Co. (c)	4	126
Delek US Holdings Inc.	6	41
Delta Petroleum Corp. (c) (e)	90	68
DHT Holdings Inc. (e)	31	146
Dril-Quip Inc. (c)	20	1,582
Endeavour International Corp. (c) (e)	12	170
Energy Partners Ltd. (c)	18	272
Energy XXI Bermuda Ltd. (c)	41	1,128
Evolution Petroleum Corp. (c) (e)	8	52
FX Energy Inc. (c)	25	151
Gastar Exploration Ltd. (c)	34	144
General Maritime Corp. (e)	43	140
GeoResources Inc. (c)	7	157
Global Geophysical Services Inc. (c)	4	42

	Shares/Par (p)	Value
Global Industries Ltd. (c)	60	414
GMX Resources Inc. (c) (e)	19	104
Golar LNG Ltd.	22	326
Goodrich Petroleum Corp. (c) (e)	14	252
Green Plains Renewable Energy Inc. (c) (e)	11	120
Gulf Island Fabrication Inc.	9	257
Gulfmark Offshore Inc. - Class A (c)	14	436
Gulfport Energy Corp. (c)	16	351
Hallador Energy Co. (c)	2	21
Harvest Natural Resources Inc. (c)	21	250
Helix Energy Solutions Group Inc. (c)	63	768
Hercules Offshore Inc. (c)	63	219
Hornbeck Offshore Services Inc. (c)	13	278
Houston American Energy Corp. (e)	10	175
International Coal Group Inc. (c)	77	594
ION Geophysical Corp. (c)	77	655
Isramco Inc. (c) (e)	—	39
James River Coal Co. (c)	16	407
Key Energy Services Inc. (c)	74	964
Knightsbridge Tankers Ltd. (e)	15	331
Kodiak Oil & Gas Corp. (c) (e)	105	690
L&L Energy Inc. (c) (e)	12	129
Lufkin Industries Inc.	18	1,102
Magnum Hunter Resources Corp. (c)	34	243
Matrix Service Co. (c)	15	180
McMoRan Exploration Co. (c)	56	967
Miller Petroleum Inc. (c)	10	50
Natural Gas Services Group Inc. (c)	8	160
Newpark Resources Inc. (c)	52	319
Nordic American Tanker Shipping Ltd. (e)	28	723
Northern Oil and Gas Inc. (c)	32	865
Oasis Petroleum Inc. (c)	29	779
Overseas Shipholding Group Inc.	15	525
OYO Geospace Corp. (c)	3	260
Panhandle Oil and Gas Inc. - Class A	5	124
Parker Drilling Co. (c)	66	302
Patriot Coal Corp. (c)	45	877
Penn Virginia Corp.	28	468
Petroleum Development Corp. (c)	14	582
PetroQuest Energy Inc. (c)	30	227
PHI Inc. (c)	8	151
Pioneer Drilling Co. (c)	32	286
RAM Energy Resources Inc. (c)	30	55
Rentech Inc. (c)	116	141
Resolute Energy Corp. (c) (e)	23	344
Rex Energy Corp. (c)	20	272
Rex Stores Corp. (c)	4	66
Rosetta Resources Inc. (c)	31	1,175
RPC Inc. (e)	26	462
Scorpio Tankers Inc. (c)	11	107
Seahawk Drilling Inc. (c) (e)	8	70
Ship Finance International Ltd. (e)	26	558
Stone Energy Corp. (c)	26	579
Swift Energy Co. (c)	25	969
Syntroleum Corp. (c)	33	61
T-3 Energy Services Inc. (c)	8	325
Teekay Tankers Ltd. - Class A (e)	20	246
Tesco Corp. (c)	19	302
Tetra Technologies Inc. (c)	46	549
TransAtlantic Petroleum Ltd. (c)	90	301
Union Drilling Inc. (c)	7	48
Uranium Energy Corp. (c) (e)	37	221
USEC Inc. (c)	67	402
VAALCO Energy Inc. (c)	31	223
Vantage Drilling Co. (c)	97	196
Venoco Inc. (c)	12	219
W&T Offshore Inc. (e)	20	357
Warren Resources Inc. (c)	39	178

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Western Refining Inc. (c) (e)	32	338
Willbros Group Inc. (c)	29	290
World Fuel Services Corp.	40	1,460

		44,833

FINANCIALS - 20.1%
1st Source Corp.	8	169
1st United Bancorp Inc. (c)	12	81
Abington Bancorp Inc.	11	129
Acadia Realty Trust	25	450
Advance America Cash Advance Centers Inc.	30	169
Agree Realty Corp.	5	125
Alexander’s Inc.	1	482
Alliance Financial Corp. (e)	3	91
Alterra Capital Holdings Ltd.	58	1,253
American Campus Communities Inc.	38	1,217
American Capital Agency Corp.	30	856
American Capital Ltd. (c)	204	1,540
American Equity Investment Life Holding Co.	33	420
American National Bankshares Inc. (e)	3	63
American Safety Insurance Holdings Ltd. (c)	7	155
Ameris Bancorp (c)	13	138
Amerisafe Inc. (c)	11	185
Ames National Corp. (e)	4	96
AmTrust Financial Services Inc.	12	217
Anworth Mortgage Asset Corp.	69	482
Apollo Commercial Real Estate Finance Inc.	11	185
Apollo Investment Corp.	116	1,289
Argo Group International Holdings Ltd.	19	705
Arlington Asset Investment Corp. - Class A (e)	5	122
Arrow Financial Corp. (e)	5	148
Artio Global Investors Inc.	16	243
Ashford Hospitality Trust Inc. (c)	25	243
Asset Acceptance Capital Corp. (c) (e)	7	39
Associated Estates Realty Corp.	25	384
Asta Funding Inc.	6	46
Astoria Financial Corp. (e)	52	717
Avatar Holdings Inc. (c)	5	96
Baldwin & Lyons Inc. - Class B	4	89
BancFirst Corp.	4	170
Banco Latinoamericano de Comercio Exterior SA - Class E	18	324
Bancorp Inc. (c)	12	123
Bancorp Rhode Island Inc.	2	47
Bank Mutual Corp.	26	126
Bank of Marin Bancorp.	3	94
Bank of the Ozarks Inc.	8	339
BankFinancial Corp.	10	98
Beneficial Mutual Bancorp Inc. (c)	19	166
Berkshire Hills Bancorp Inc.	8	173
BGC Partners Inc. - Class A	31	259
BioMed Realty Trust Inc.	77	1,430
BlackRock Kelso Capital Corp.	43	473
BofI Holding Inc. (c) (e)	4	59
Boston Private Financial Holdings Inc.	47	305
Bridge Bancorp Inc. (e)	3	80
Brookline Bancorp Inc.	34	373
Bryn Mawr Bank Corp.	5	81
Calamos Asset Management Inc. - Class A	12	167
California First National Bancorp.	1	13
Camden National Corp.	4	153
Campus Crest Communities Inc.	13	176
Capital City Bank Group Inc. (e)	5	67
Capital Southwest Corp.	1	145
CapLease Inc.	32	185
Capstead Mortgage Corp.	43	540
Cardinal Financial Corp.	16	189
Cardtronics Inc. (c)	17	299

	Shares/Par (p)	Value
Cash America International Inc.	18	663
Cathay General Bancorp	47	783
CBL & Associates Properties Inc.	83	1,450
Cedar Shopping Centers Inc.	30	188
Center Financial Corp. (c)	24	183
CenterState Banks of Florida Inc.	14	111
Century Bancorp. Inc. - Class A	2	42
Chatham Lodging Trust	5	80
Chemical Financial Corp.	15	334
Chesapeake Lodging Trust	10	179
Citizens & Northern Corp. (e)	6	85
Citizens Inc. - Class A (c) (e)	22	166
Citizens Republic Bancorp Inc. (c)	218	134
City Holdings Co. (e)	9	340
Clifton Savings Bancorp Inc. (e)	5	51
CNA Surety Corp. (c)	10	239
CNB Financial Corp.	6	83
CNO Financial Group Inc. (c)	134	910
CoBiz Financial Inc.	18	111
Cogdell Spencer Inc.	23	136
Cohen & Steers Inc. (e)	11	280
Colonial Properties Trust	46	828
Colony Financial Inc.	9	175
Columbia Banking System Inc.	24	501
Community Bank System Inc. (e)	21	570
Community Trust Bancorp Inc.	8	237
Compass Diversified Holdings	21	379
CompuCredit Holdings Corp. (c) (e)	6	40
Consolidated-Tomoka Land Co. (e)	2	72
Coresite Realty Corp. (c)	6	86
Cousins Properties Inc.	55	457
Cowen Group Inc. - Class A (c)	20	92
Crawford & Co. - Class B (c)	11	38
Credit Acceptance Corp. (c)	4	228
CreXus Investment Corp.	9	120
CVB Financial Corp. (e)	55	473
Cypress Sharpridge Investments Inc.	29	379
Danvers BanCorp Inc.	12	215
DCT Industrial Trust Inc.	122	648
Delphi Financial Group Inc. - Class A	29	830
Diamond Hill Investment Group Inc. (c)	2	115
DiamondRock Hospitality Co. (c)	93	1,116
Dime Community Bancshares Inc.	15	225
Dollar Financial Corp. (c)	15	422
Donegal Group Inc. - Class A	5	76
Doral Financial Corp. (c)	10	14
Duff & Phelps Corp. - Class A	17	293
DuPont Fabros Technology Inc. (e)	24	503
Dynex Capital Inc.	14	149
Eagle Bancorp Inc. (c)	9	129
EastGroup Properties Inc.	16	693
Education Realty Trust Inc.	35	272
eHealth Inc. (c) (e)	14	193
EMC Insurance Group Inc.	3	59
Employer Holdings Inc.	24	416
Encore Bancshares Inc. (c) (e)	4	44
Encore Capital Group Inc. (c)	8	199
Enstar Group Ltd. (c)	4	333
Enterprise Financial Services Corp.	8	85
Entertainment Properties Trust	28	1,292
Epoch Holding Corp.	8	124
Equity Lifestyle Properties Inc.	16	884
Equity One Inc. (e)	22	400
ESB Financial Corp. (e)	5	79
ESSA BanCorp Inc.	8	109
Evercore Partners Inc. - Class A	9	317
Excel Trust Inc.	11	135
Extra Space Storage Inc.	53	916

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
EZCORP Inc. - Class A (c)	27	746
FBL Financial Group Inc. - Class A	8	244
FBR Capital Markets Corp. (c)	28	109
Federal Agricultural Mortgage Corp. – Class C (e)	6	106
FelCor Lodging Trust Inc. (c)	59	414
Fifth Street Finance Corp. (e)	33	399
Financial Engines Inc. (c)	7	137
Financial Institutions Inc.	7	124
First American Financial Corp.	63	937
First Bancorp Inc. (e)	13	195
First Bancorp Inc. Puerto Rico (c) (e)	55	25
First Busey Corp.	25	120
First Cash Financial Services Inc. (c)	18	558
First Commonwealth Financial Corp.	64	453
First Community Bancshares Inc.	9	129
First Financial Bancorp	36	657
First Financial Bankshares Inc. (e)	13	656
First Financial Corp.	7	231
First Financial Holdings Inc.	10	118
First Industrial Realty Trust Inc. (c) (e)	39	345
First Interstate BancSystem Inc.	7	102
First Marblehead Corp. (c)	33	71
First Merchants Corp.	16	139
First Mercury Financial Corp.	9	149
First Midwest Bancorp Inc.	46	530
First of Long Island Corp.	4	122
First Potomac Realty Trust	29	494
First South Bancorp Inc. (c)	4	25
FirstMerit Corp.	64	1,267
Flagstar Bancorp Inc. (c)	25	41
Flagstone Reinsurance Holdings SA	32	398
Flushing Financial Corp.	19	261
FNB Corp.	70	690
Forestar Group Inc. (c)	22	434
Fox Chase Bancorp Inc. (c)	3	31
FPIC Insurance Group Inc. (c)	5	197
Franklin Street Properties Corp.	40	573
GAMCO Investors Inc.	4	214
German American Bancorp Inc.	6	101
Gerova Financial Group Ltd. (c) (e)	1	21
Getty Realty Corp.	13	396
GFI Group Inc.	38	178
Glacier Bancorp Inc. (e)	44	669
Gladstone Capital Corp.	13	151
Gladstone Commercial Corp.	4	71
Gladstone Investment Corp.	11	82
Gleacher & Co. Inc. (c)	42	100
Glimcher Realty Trust	51	431
Global Indemnity Plc (c)	9	178
Golub Capital BDC Inc.	4	68
Government Properties Income Trust	17	443
Great Southern Bancorp Inc. (e)	5	122
Green Bankshares Inc. (c) (e)	6	20
Greenlight Capital Re Ltd. - Class A (c)	17	465
Hallmark Financial Services Inc. (c)	6	58
Hancock Holding Co.	17	590
Hanmi Financial Corp. (c)	63	72
Harleysville Group Inc.	7	260
Harris & Harris Group Inc. (c) (e)	15	66
Hatteras Financial Corp.	27	825
Healthcare Realty Trust Inc.	38	799
Heartland Financial USA Inc.	6	109
Hercules Technology Growth Capital Inc.	20	205
Heritage Financial Corp. (c)	5	71
Heritage Financial Group Inc.	1	10
Hersha Hospitality Trust	81	532
HFF Inc. - Class A (c)	10	99

	Shares/Par (p)	Value
Highwoods Properties Inc.	42	1,337
Hilltop Holdings Inc. (c)	23	227
Home Bancorp Inc. (c)	4	54
Home Bancshares Inc.	13	285
Home Federal Bancorp Inc.	9	107
Home Properties Inc.	23	1,251
Horace Mann Educators Corp.	24	425
Hudson Pacific Properties Inc.	10	150
Hudson Valley Holding Corp.	8	196
IberiaBank Corp.	16	938
Independent Bank Corp. (e)	13	362
Infinity Property & Casualty Corp.	8	466
Inland Real Estate Corp.	44	384
International Assets Holding Corp. (c) (e)	8	185
International Bancshares Corp.	31	616
Invesco Mortgage Capital Inc.	24	520
Investment Technology Group Inc. (c)	25	417
Investors Bancorp Inc. (c)	27	359
Investors Real Estate Trust	44	393
iStar Financial Inc. (c) (e)	58	451
JMP Group Inc.	9	66
Kaiser Federal Financial Group Inc.	1	15
Kansas City Life Insurance Co. (e)	2	71
Kayne Anderson Energy Development Co.	7	121
KBW Inc.	21	591
Kearny Financial Corp.	9	73
Kennedy-Wilson Holdings Inc. (c)	11	111
Kilroy Realty Corp.	33	1,193
Kite Realty Group Trust	36	196
Knight Capital Group Inc. - Class A (c)	57	789
LaBranche & Co. Inc. (c)	26	94
Ladenburg Thalmann Financial Services Inc. (c)	49	57
Lakeland Bancorp Inc. (e)	12	137
Lakeland Financial Corp.	8	180
LaSalle Hotel Properties	42	1,110
Lexington Realty Trust (e)	59	466
Life Partners Holdings Inc. (e)	5	95
LTC Properties Inc.	16	436
Maiden Holdings Ltd.	27	213
Main Street Capital Corp. (e)	10	174
MainSource Financial Group Inc.	12	129
MarketAxess Holdings Inc.	17	354
Marlin Business Services Inc. (c)	5	58
MB Financial Inc.	32	553
MCG Capital Corp.	48	332
Meadowbrook Insurance Group Inc.	33	342
Medallion Financial Corp.	7	59
Medical Properties Trust Inc.	66	713
Merchants Bancshares Inc.	2	58
Meridian Interstate BanCorp Inc. (c)	4	51
Metro Bancorp Inc. (c)	7	81
MF Global Holdings Ltd. (c)	68	570
MFA Financial Inc.	164	1,341
MGIC Investment Corp. (c)	121	1,236
Mid-America Apartment Communities Inc.	19	1,223
Midsouth Bancorp Inc.	5	73
MidWestOne Financial Group Inc. (e)	4	56
Mission West Properties Inc.	12	78
Monmouth Real Estate Investment Corp. - Class A	16	138
Montpelier Re Holdings Ltd.	40	791
MPG Office Trust Inc. (c)	38	105
MVC Capital Inc. (e)	13	194
Nara Bancorp Inc. (c)	24	232
NASB Financial Inc. (c) (e)	2	32
National Bankshares Inc.	4	113
National Financial Partners Corp. (c)	26	347

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
National Health Investors Inc.	14	637
National Interstate Corp.	3	60
National Penn Bancshares Inc.	76	610
National Retail Properties Inc. (e)	50	1,326
National Western Life Insurance Co. - Class A	1	184
Navigators Group Inc. (c)	8	379
NBT Bancorp Inc.	21	503
Nelnet Inc. - Class A	16	379
Netspend Holdings Inc. (c) (e)	13	168
NewAlliance Bancshares Inc.	63	942
Newcastle Investment Corp. (c)	40	268
NewStar Financial Inc. (c)	17	174
NGP Capital Resources Co.	11	105
Northfield Bancorp Inc. (e)	11	145
NorthStar Realty Finance Corp. (e)	41	193
Northwest Bancshares Inc.	68	796
OceanFirst Financial Corp.	8	102
Ocwen Financial Corp. (c)	45	431
Old National Bancorp	50	600
Omega Healthcare Investors Inc.	58	1,306
OmniAmerican Bancorp Inc. (c)	6	83
One Liberty Properties Inc.	5	76
Oppenheimer Holdings Inc. - Class A	6	152
optionsXpress Holdings Inc. (c)	26	405
Oriental Financial Group Inc.	28	345
Oritani Financial Corp.	34	416
Orrstown Financial Services Inc.	5	129
Pacific Continental Corp.	11	109
PacWest Bancorp	19	403
Park National Corp. (e)	8	547
Parkway Properties Inc.	12	212
Peapack Gladstone Financial Corp.	4	54
Pebblebrook Hotel Trust	22	452
PennantPark Investment Corp.	22	269
Penns Woods Bancorp Inc. (e)	2	67
Pennsylvania Real Estate Investment Trust (e)	33	482
Pennymac Mortgage Investment Trust	10	184
Penson Worldwide Inc. (c) (e)	12	59
Peoples Bancorp Inc.	5	76
PHH Corp. (c)	33	763
Phoenix Cos. Inc. (c)	77	197
Pico Holdings Inc. (c)	14	433
Pinnacle Financial Partners Inc. (c)	19	264
Piper Jaffray Cos. (c)	10	342
Platinum Underwriters Holdings Ltd.	25	1,113
PMI Group Inc. (c) (e)	88	292
Porter Bancorp Inc.	1	14
Portfolio Recovery Associates Inc. (c)	10	774
Post Properties Inc.	29	1,041
Potlatch Corp.	24	769
Presidential Life Corp.	12	121
Primerica Inc. (e)	15	356
Primus Guaranty Ltd. (c) (e)	12	59
PrivateBancorp Inc.	33	468
ProAssurance Corp. (c)	18	1,106
Prospect Capital Corp. (e)	49	530
Prosperity Bancshares Inc.	28	1,085
Provident Financial Services Inc.	36	548
Provident New York Bancorp	21	223
PS Business Parks Inc.	11	595
Pzena Investment Management Inc. - Class A	4	29
Radian Group Inc.	82	660
RAIT Financial Trust (c) (e)	60	131
Ramco-Gershenson Properties Trust	24	296
Redwood Trust Inc.	46	691
Renasant Corp. (e)	15	251
Republic Bancorp Inc. - Class A	6	144
Resource Capital Corp.	29	212

	Shares/Par (p)	Value
Retail Opportunity Investments Corp.	26	260
RLI Corp.	11	557
Rockville Financial Inc. (e)	4	47
Rodman & Renshaw Capital Group Inc. (c) (e)	9	23
Roma Financial Corp.	4	45
S&T Bancorp Inc. (e)	14	318
Sabra Healthcare REIT Inc. (c)	15	276
Safeguard Scientifics Inc. (c)	12	201
Safety Insurance Group Inc.	8	363
Sanders Morris Harris Group Inc.	9	64
Sandy Spring Bancorp Inc.	14	263
Saul Centers Inc.	3	156
SCBT Financial Corp.	7	234
SeaBright Insurance Holdings Inc.	13	124
Selective Insurance Group	32	589
Sierra Bancorp (e)	7	78
Signature Bank (c)	24	1,215
Simmons First National Corp. - Class A	11	303
Solar Capital Ltd. (e)	3	75
Southside Bancshares Inc. (e)	9	193
Southwest Bancorp Inc. (c)	12	145
Sovran Self Storage Inc.	17	618
Starwood Property Trust Inc.	28	592
State Auto Financial Corp.	7	117
State Bancorp. Inc.	7	69
StellarOne Corp.	12	178
Sterling Bancorp	17	174
Sterling Bancshares Inc.	56	396
Stewart Information Services Corp.	10	116
Stifel Financial Corp. (c)	21	1,273
Strategic Hotels & Resorts Inc. (c)	82	436
Suffolk Bancorp (e)	5	130
Sun Communities Inc.	11	382
Sunstone Hotel Investors Inc. (c)	70	719
Susquehanna Bancshares Inc.	77	747
SVB Financial Group (c)	25	1,316
SWS Group Inc.	20	100
SY Bancorp Inc. (e)	6	159
Tanger Factory Outlet Centers Inc.	24	1,246
Taylor Capital Group Inc. (c) (e)	5	68
Tejon Ranch Co. (c) (e)	7	197
Terreno Realty Corp (c)	7	119
Territorial Bancorp Inc.	6	127
Teton Advisors Inc. - Class A (c)	—	—
Texas Capital Bancshares Inc. (c)	21	455
THL Credit Inc.	5	63
Thomas Properties Group Inc. (c)	19	80
TICC Capital Corp.	18	207
Tompkins Financial Corp.	5	189
Tower Bancorp Inc.	5	103
Tower Group Inc.	22	570
TowneBank (e)	14	217
TradeStation Group Inc. (c)	25	172
Triangle Capital Corp. (e)	10	185
Trico Bancshares (e)	7	106
TrustCo Bank Corp. (e)	49	313
Trustmark Corp. (e)	38	941
Two Harbors Investment Corp.	14	137
U-Store-It Trust	56	533
UMB Financial Corp.	19	782
UMH Properties Inc.	4	40
Umpqua Holdings Corp.	68	829
Union First Market Bankshares Corp.	11	166
United Bankshares Inc. (e)	23	677
United Community Banks Inc. (c)	67	131
United Financial Bancorp Inc.	9	136
United Fire & Casualty Co.	13	301
Universal Health Realty Income Trust	6	237

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Universal Insurance Holdings Inc.	6	28
Univest Corp. of Pennsylvania (e)	9	179
Urstadt Biddle Properties Inc. - Class A	14	268
ViewPoint Financial Group	9	102
Virginia Commerce Bancorp (c) (e)	11	67
Virtus Investment Partners Inc. (c)	3	139
Walter Investment Management Corp.	15	274
Washington Banking Co.	8	109
Washington REIT	38	1,173
Washington Trust Bancorp Inc. (e)	8	167
Waterstone Financial Inc. (c) (e)	3	11
Webster Financial Corp.	40	788
WesBanco Inc.	14	259
West Bancorp Inc. (c)	8	59
West Coast Bancorp (c) (e)	50	142
Westamerica Bancorporation	17	967
Western Alliance Bancorp (c)	41	302
Westfield Financial Inc.	15	140
Westwood Holdings Group Inc.	4	149
Whitney Holding Corp.	56	794
Wilshire Bancorp Inc. (c) (e)	10	72
Winthrop Realty Trust	14	184
Wintrust Financial Corp. (e)	20	669
World Acceptance Corp. (c) (e)	10	506
WSFS Financial Corp.	3	161

		143,411

HEALTH CARE - 12.0%
Abaxis Inc. (c)	13	339
Abiomed Inc. (c)	19	181
Accelrys Inc. (c)	31	254
Accretive Health Inc. (c) (e)	6	101
Accuray Inc. (c) (e)	28	188
Acorda Therapeutics Inc. (c)	23	628
Acura Pharmaceuticals Inc. (c) (e)	4	12
Aegerion Pharmaceuticals Inc. (c)	4	54
Affymax Inc. (c)	15	99
Affymetrix Inc. (c)	39	197
Air Methods Corp. (c)	7	389
Akorn Inc. (c)	30	182
Albany Molecular Research Inc. (c)	11	62
Alexza Pharmaceuticals Inc. (c) (e)	21	26
Align Technology Inc. (c)	34	669
Alimera Sciences Inc. (c) (e)	4	37
Alkermes Inc. (c)	58	708
Alliance HealthCare Services Inc. (c)	19	79
Allied Healthcare International Inc. (c)	20	50
Allos Therapeutics Inc. (c) (e)	47	217
Almost Family Inc. (c)	5	183
Alnylam Pharmaceuticals Inc. (c) (e)	20	202
Alphatec Holdings Inc. (c)	28	75
AMAG Pharmaceuticals Inc. (c)	12	218
Amedisys Inc. (c) (e)	17	575
America Service Group Inc.	5	82
American Dental Partners Inc. (c)	8	106
American Medical Systems Holdings Inc. (c)	46	859
AMERIGROUP Corp. (c)	31	1,363
AMN Healthcare Services Inc. (c)	28	171
Amsurg Corp. (c)	19	394
Analogic Corp.	8	375
AngioDynamics Inc. (c)	14	217
Antares Pharma Inc. (c) (e)	38	64
Aoxing Pharmaceutical Co. Inc. (c) (e)	13	36
Ardea Biosciences Inc. (c)	7	190
Arena Pharmaceuticals Inc. (c) (e)	65	112
Ariad Pharmaceuticals Inc. (c)	69	352
ArQule Inc. (c)	25	149
Array BioPharma Inc. (c)	26	77

	Shares/Par (p)	Value
ArthroCare Corp. (c)	16	487
Assisted Living Concepts Inc. - Class A (c)	6	195
athenahealth Inc. (c) (e)	20	820
Atrion Corp.	1	164
Auxilium Pharmaceuticals Inc. (c) (e)	24	508
AVANIR Pharmaceuticals - Class A (c) (e)	54	221
AVEO Pharmaceuticals Inc. (c)	5	73
AVI BioPharma Inc. (c) (e)	70	148
Bio-Reference Labs Inc. (c) (e)	13	293
BioCryst Pharmaceuticals Inc. (c) (e)	16	81
Biodel Inc. (c) (e)	10	19
BioMimetic Therapeutics Inc. (c) (e)	11	136
Biosante Pharmaceuticals Inc. (c)	34	56
BioScrip Inc. (c)	21	111
BioSpecifics Technologies Corp. (c) (e)	2	41
Biotime Inc. (c) (e)	11	95
BMP Sunstone Corp. (c)	15	149
Bruker Corp. (c)	42	697
Cadence Pharmaceuticals Inc. (c) (e)	18	135
Caliper Life Sciences Inc. (c)	24	153
Cambrex Corp. (c)	16	84
Cantel Medical Corp.	8	180
Capital Senior Living Corp. (c)	15	102
Caraco Pharmaceutical Laboratories Ltd. (c)	5	23
CardioNet Inc. (c)	16	76
Catalyst Health Solutions Inc. (c)	23	1,063
Celera Corp. (c)	48	303
Celldex Therapeutics Inc. (c) (e)	23	93
Centene Corp. (c)	29	738
Cepheid Inc. (c) (e)	34	782
Cerus Corp. (c) (e)	21	51
Chelsea Therapeutics International Inc. (c)	21	158
Chemed Corp.	14	858
Chindex International Inc. (c) (e)	9	142
Clinical Data Inc. (c) (e)	7	118
Codexis Inc. (c) (e)	6	68
Computer Programs & Systems Inc.	5	252
Conceptus Inc. (c) (e)	17	240
Conmed Corp. (c)	16	435
Continucare Corp. (c)	22	101
Corcept Therapeutics Inc. (c) (e)	14	52
Cornerstone Therapeutics Inc. (c)	3	17
Corvel Corp. (c)	4	195
Cross Country Healthcare Inc. (c)	17	148
CryoLife Inc. (c)	17	91
Cubist Pharmaceuticals Inc. (c)	35	739
Cumberland Pharmaceuticals Inc. (c)	5	29
Curis Inc. (c) (e)	37	72
Cutera Inc. (c)	7	61
Cyberonics Inc. (c)	17	517
Cynosure Inc. - Class A (c)	6	59
Cypress Bioscience Inc. (c)	24	154
Cytokinetics Inc. (c)	25	53
Cytori Therapeutics Inc. (c) (e)	26	137
CytRx Corp. (c)	70	70
Delcath Systems Inc. (c) (e)	27	266
DepoMed Inc. (c)	34	219
DexCom Inc. (c)	34	470
Dionex Corp. (c)	10	1,226
Durect Corp. (c)	47	163
Dyax Corp. (c)	50	107
Dynavax Technologies Inc. (c) (e)	58	186
Dynavox Inc. - Class A (c)	5	26
Emergent BioSolutions Inc. (c)	13	305
Emeritus Corp. (c)	13	258
Endologix Inc. (c) (e)	28	203
Ensign Group Inc.	8	194
Enzo Biochem Inc. (c)	21	110

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Enzon Pharmaceuticals Inc. (c) (e)	31	374
eResearch Technology Inc. (c)	27	196
Eurand NV (c)	10	116
Exact Sciences Corp. (c) (e)	28	167
ExacTech Inc. (c)	4	72
ExamWorks Group Inc. (c)	3	63
Exelixis Inc. (c)	67	551
Five Star Quality Care Inc. (c)	23	162
Furiex Pharmaceuticals Inc. (c)	5	68
Genomic Health Inc. (c) (e)	8	181
Genoptix Inc. (c)	11	214
Gentiva Health Services Inc. (c)	18	477
Geron Corp. (c) (e)	72	372
Greatbatch Inc. (c)	14	349
Haemonetics Corp. (c)	15	938
Halozyme Therapeutics Inc. (c)	44	346
Hanger Orthopedic Group Inc. (c)	15	310
Hansen Medical Inc. (c)	23	34
HealthSouth Corp. (c) (e)	56	1,168
HealthSpring Inc. (c)	35	927
Healthways Inc. (c)	19	207
HeartWare International Inc. (c) (e)	6	495
Hi-Tech Pharmacal Co. Inc. (c) (e)	6	145
HMS Holdings Corp. (c)	16	1,059
ICU Medical Inc. (c)	7	254
Idenix Pharmaceuticals Inc. (c) (e)	19	98
Immucor Inc. (c)	42	839
Immunogen Inc. (c) (e)	41	381
Immunomedics Inc. (c) (e)	43	153
Impax Laboratories Inc. (c)	36	728
Incyte Corp. (c) (e)	52	860
Infinity Pharmaceuticals Inc. (c) (e)	8	47
Inhibitex Inc. (c) (e)	26	69
Inovio Pharmaceuticals Inc. (c)	43	50
Inspire Pharmaceuticals Inc. (c)	33	274
Insulet Corp. (c)	25	386
Integra LifeSciences Holdings Corp. (c)	13	594
InterMune Inc. (c) (e)	28	1,026
Invacare Corp.	17	499
IPC The Hospitalist Co. Inc. (c)	9	361
IRIS International Inc. (c)	8	86
Ironwood Pharmaceuticals Inc. (c)	10	103
Isis Pharmaceuticals Inc. (c)	55	553
Jazz Pharmaceuticals Inc. (c) (e)	8	158
Kendle International Inc. (c)	9	94
Kensey Nash Corp. (c)	5	129
Keryx Biopharmaceuticals Inc. (c) (e)	27	126
Kindred Healthcare Inc. (c)	24	441
Landauer Inc.	5	323
Lannett Co. Inc. (c)	4	25
LCA-Vision Inc. (c) (e)	12	67
Lexicon Pharmaceuticals Inc. (c)	108	155
LHC Group Inc. (c)	9	262
Ligand Pharmaceuticals Inc. (c)	9	79
Luminex Corp. (c)	22	404
Magellan Health Services Inc. (c)	20	951
MAKO Surgical Corp. (c) (e)	18	272
MannKind Corp. (c) (e)	37	295
MAP Pharmaceuticals Inc. (c)	10	170
Martek Biosciences Corp. (c)	20	639
Masimo Corp. (c)	31	910
Maxygen Inc. (c)	17	66
MedAssets Inc. (c)	25	503
MedCath Corp. (c)	14	190
Medical Action Industries Inc. (c)	10	99
Medicines Co. (c)	30	430
Medicis Pharmaceutical Corp. - Class A	36	974
Medidata Solutions Inc. (c)	10	244

	Shares/Par (p)	Value
Medivation Inc. (c) (e)	22	330
MedQuist Inc. (c)	4	34
MELA Sciences Inc. (c) (e)	16	54
Merge Healthcare Inc. (c)	32	118
Meridian Bioscience Inc.	24	547
Merit Medical Systems Inc. (c)	17	264
Metabolix Inc. (c) (e)	17	202
Metropolitan Health Networks Inc. (c) (e)	30	132
Micromet Inc. (c) (e)	53	434
Molina Healthcare Inc. (c)	10	267
Momenta Pharmaceuticals Inc. (c) (e)	26	389
MWI Veterinary Supply Inc. (c)	7	467
Nabi Biopharmaceuticals (c)	28	162
Nanosphere Inc. (c)	7	28
National Healthcare Corp.	5	250
National Research Corp.	1	26
Natus Medical Inc. (c)	16	230
Nektar Therapeutics (c)	56	714
Neogen Corp. (c)	14	556
NeoStem Inc. (c) (e)	14	19
Neuralstem Inc. (c) (e)	23	48
Neurocrine Biosciences Inc. (c)	30	226
NeurogesX Inc. (c) (e)	5	29
Novavax Inc. (c) (e)	51	123
NPS Pharmaceuticals Inc. (c)	41	326
NuVasive Inc. (c) (e)	23	597
NxStage Medical Inc. (c)	15	367
Nymox Pharmaceutical Corp. (c) (e)	10	70
Obagi Medical Products Inc. (c)	9	110
Omeros Corp. (c) (e)	10	83
Omnicell Inc. (c)	18	262
Onyx Pharmaceuticals Inc. (c)	38	1,388
Opko Health Inc. (c) (e)	48	176
Optimer Pharmaceuticals Inc. (c)	22	245
OraSure Technologies Inc. (c)	28	163
Orexigen Therapeutics Inc. (c) (e)	18	148
Orthofix International NV (c)	10	300
Orthovita Inc. (c) (e)	41	82
Osiris Therapeutics Inc. (c) (e)	8	61
Owens & Minor Inc. (e)	37	1,093
Pacific Biosciences of California Inc. (c) (e)	4	63
Pain Therapeutics Inc. (c)	21	139
Palomar Medical Technologies Inc. (c)	13	181
Par Pharmaceutical Cos. Inc. (c)	20	781
Parexel International Corp. (c)	35	734
PDI Inc. (c)	5	50
PDL BioPharma Inc. (c)	84	523
Peregrine Pharmaceuticals Inc. (c) (e)	28	64
Pharmacyclics Inc. (c)	28	168
Pharmasset Inc. (c) (e)	17	756
PharMerica Corp. (c)	18	201
Pozen Inc. (c)	13	90
Progenics Pharmaceuticals Inc. (c)	17	93
Providence Services Corp. (c)	9	142
PSS World Medical Inc. (c)	34	758
PURE Bioscience (c) (e)	19	42
Quality Systems Inc. (e)	11	761
Questcor Pharmaceuticals Inc. (c)	32	473
Quidel Corp. (c) (e)	14	209
RehabCare Group Inc. (c)	15	358
Rigel Pharmaceuticals Inc. (c)	31	232
Rochester Medical Corp. (c)	4	47
RTI Biologics Inc. (c)	33	88
Rural/Metro Corp. (c)	10	150
Salix Pharmaceuticals Ltd. (c)	34	1,606
Sangamo Biosciences Inc. (c) (e)	25	167
Santarus Inc. (c)	37	120
Savient Pharmaceuticals Inc. (c)	41	461

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Sciclone Pharmaceuticals Inc. (c)	27	112
Seattle Genetics Inc. (c) (e)	48	722
Select Medical Holdings Corp. (c)	27	200
Sequenom Inc. (c) (e)	54	435
SIGA Technologies Inc. (c) (e)	20	276
Sirona Dental Systems Inc. (c)	20	847
Skilled Healthcare Group Inc. - Class A (c)	15	136
Solta Medical Inc. (c)	32	97
Somaxon Pharmaceuticals Inc. (c) (e)	15	48
SonoSite Inc. (c)	8	268
Spectranetics Corp. (c)	15	78
Spectrum Pharmaceuticals Inc. (c) (e)	31	216
Staar Surgical Co. (c)	19	114
StemCells Inc. (c) (e)	72	78
Stereotaxis Inc. (c)	15	56
STERIS Corp.	36	1,298
Sucampo Pharmaceuticals Inc. - Class A (c) (e)	4	17
Sun Healthcare Group Inc. (c)	15	190
Sunrise Senior Living Inc. (c)	35	191
SuperGen Inc. (c)	31	82
SurModics Inc. (c)	12	141
Symmetry Medical Inc. (c)	20	186
Syneron Medical Ltd. (c)	23	230
Synovis Life Technologies Inc. (c)	7	114
Synta Pharmaceuticals Corp. (c) (e)	14	84
Targacept Inc. (c)	14	383
Team Health Holdings Inc. (c)	8	128
Theravance Inc. (c)	38	945
TomoTherapy Inc. (c)	31	111
Transcend Services Inc. (c)	6	113
Transcept Pharmaceuticals Inc. (c)	3	21
Triple-S Management Corp. - Class B (c)	12	230
Unilife Corp. (c) (e)	26	138
Universal American Corp. (c)	20	408
US Physical Therapy Inc. (c)	6	122
Vanda Pharmaceuticals Inc. (c)	16	153
Vascular Solutions Inc. (c)	9	107
Vical Inc. (c) (e)	33	67
ViroPharma Inc. (c)	46	798
Vital Images Inc. (c)	9	124
Vivus Inc. (c) (e)	50	466
Volcano Corp. (c)	30	830
WellCare Health Plans Inc. (c)	25	760
West Pharmaceutical Services Inc. (e)	20	812
Wright Medical Group Inc. (c)	22	337
XenoPort Inc. (c)	15	131
Young Innovations Inc.	3	93
Zalicus Inc. (c)	35	56
ZIOPHARM Oncology Inc. (c) (e)	34	159
Zoll Medical Corp. (c)	13	480

		85,971

INDUSTRIALS - 15.4%
3D Systems Corp. (c)	10	327
A123 Systems Inc. (c) (e)	43	406
AAON Inc.	7	201
AAR Corp. (c)	23	627
ABM Industries Inc. (e)	30	788
Acacia Research Corp. (c)	20	523
ACCO Brands Corp. (c)	32	272
Aceto Corp.	16	147
Actuant Corp. - Class A	41	1,089
Acuity Brands Inc. (e)	26	1,505
Administaff Inc.	12	360
Advanced Battery Technologies Inc. (c) (e)	35	136
Advisory Board Co. (c)	9	425
AeroVironment Inc. (c)	9	242
Air Transport Services Group Inc (c)	34	270

	Shares/Par (p)	Value
Aircastle Ltd.	32	330
AirTran Holdings Inc. (c)	81	595
Alamo Group Inc.	3	95
Alaska Air Group Inc. (c)	22	1,219
Albany International Corp. - Class A	16	381
Allegiant Travel Co. (c) (e)	9	450
Altra Holdings Inc. (c)	16	318
AMERCO (c)	5	496
Ameresco Inc. - Class A (c)	7	97
American Railcar Industries Inc. (c)	6	143
American Reprographics Co. (c)	22	167
American Science & Engineering Inc.	5	440
American Superconductor Corp. (c) (e)	30	855
American Woodmark Corp.	5	116
Ameron International Corp.	6	425
Ampco-Pittsburgh Corp.	5	140
AO Smith Corp.	22	836
APAC Customer Services Inc. (c)	20	119
Apogee Enterprises Inc.	16	219
Applied Energetics Inc. (c)	42	35
Applied Industrial Technologies Inc.	26	832
Applied Signal Technology Inc.	8	288
Argan Inc. (c) (e)	3	29
Arkansas Best Corp.	14	397
Astec Industries Inc. (c)	12	390
Astronics Corp. (c)	6	119
Atlas Air Worldwide Holdings Inc. (c)	16	871
Avis Budget Group Inc. (c)	61	947
AZZ Inc.	8	311
Badger Meter Inc.	9	378
Baldor Electric Co.	28	1,734
Baltic Trading Ltd.	12	122
Barnes Group Inc. (e)	29	605
Barrett Business Services Inc.	3	53
Beacon Roofing Supply Inc. (c)	27	475
Belden Inc.	28	1,019
Blount International Inc. (c)	29	453
BlueLinx Holdings Inc. (c)	5	20
Brady Corp. - Class A	29	961
Briggs & Stratton Corp.	29	571
Brink’s Co.	28	744
Broadwind Energy Inc. (c) (e)	71	163
Builders FirstSource Inc. (c) (e)	25	49
CAI International Inc. (c)	7	135
Capstone Turbine Corp. (c)	129	124
Cascade Corp.	6	270
Casella Waste Systems Inc. - Class A (c)	13	95
CBIZ Inc. (c)	22	139
CDI Corp.	8	153
Celadon Group Inc. (c)	12	182
Cenveo Inc. (c)	33	177
Ceradyne Inc. (c)	16	492
Chart Industries Inc. (c)	17	590
CIRCOR International Inc.	10	437
CLARCOR Inc.	30	1,271
Clean Harbors Inc. (c)	14	1,168
Coleman Cable Inc. (c) (e)	4	27
Colfax Corp. (c)	14	264
Columbus Mckinnon Corp. (c)	12	243
Comfort Systems USA Inc.	24	313
Commercial Vehicle Group Inc. (c)	15	251
Consolidated Graphics Inc. (c)	5	255
Corporate Executive Board Co.	21	779
CoStar Group Inc. (c) (e)	12	690
Courier Corp.	6	99
CRA International Inc. (c)	7	155
Cubic Corp.	9	425
Curtiss-Wright Corp. (e)	28	920

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

`	Shares/Par (p)	Value
Deluxe Corp.	30	684
DigitalGlobe Inc. (c)	16	507
Dolan Media Co. (c)	18	255
Dollar Thrifty Automotive Group Inc. (c)	16	778
Douglas Dynamics Inc.	6	94
Ducommun Inc.	6	134
DXP Enterprises Inc. (c)	5	127
Dycom Industries Inc. (c)	21	311
Dynamex Inc. (c)	7	163
Dynamic Materials Corp.	9	198
Eagle Bulk Shipping Inc. (c) (e)	41	204
EMCOR Group Inc. (c)	40	1,157
Encore Wire Corp.	12	291
Ener1 Inc. (c) (e)	37	141
Energy Recovery Inc. (c)	24	87
EnergySolutions Inc.	55	308
EnerNOC Inc. (c) (e)	12	285
EnerSys (c)	29	936
Ennis Inc.	15	256
EnPro Industries Inc. (c)	12	500
ESCO Technologies Inc.	15	581
Esterline Technologies Corp. (c)	18	1,231
Excel Maritime Carriers Ltd. (c) (e)	21	120
Exponent Inc. (c)	8	294
Federal Signal Corp.	40	273
Flow International Corp. (c)	35	145
Force Protection Inc. (c)	45	249
Forward Air Corp.	18	503
Franklin Covey Co. (c)	6	49
Franklin Electric Co. Inc.	14	552
FreightCar America Inc. (c)	7	207
Fuel Tech Inc. (c)	12	117
FuelCell Energy Inc. (c) (e)	60	138
Furmanite Corp. (c)	25	175
G&K Services Inc. - Class A	11	349
Genco Shipping & Trading Ltd. (c) (e)	17	242
GenCorp Inc. (c)	32	165
Generac Holdings Inc. (c)	10	163
Genesee & Wyoming Inc. - Class A (c)	23	1,235
Geo Group Inc. (c)	37	909
GeoEye Inc. (c)	13	557
Gibraltar Industries Inc. (c)	20	266
Global Defense Technology & Systems Inc. (c)	2	38
Gorman-Rupp Co.	7	240
GP Strategies Corp. (c)	11	114
GrafTech International Ltd. (c)	72	1,434
Graham Corp.	7	135
Granite Construction Inc.	20	556
Great Lakes Dredge & Dock Corp.	32	236
Greenbrier Cos. Inc. (c)	11	233
Griffon Corp. (c)	26	335
GT Solar International Inc. (c) (e)	38	347
H&E Equipment Services Inc. (c)	17	198
Hawaiian Holdings Inc. (c)	32	252
Healthcare Services Group Inc. (e)	38	618
Heartland Express Inc.	29	470
HEICO Corp. (e)	17	884
Heidrick & Struggles International Inc.	11	311
Herley Industries Inc. (c)	8	132
Herman Miller Inc. (e)	33	833
Hexcel Corp. (c)	57	1,033
Higher One Holdings Inc. (c) (e)	7	139
Hill International Inc. (c)	12	80
HNI Corp.	27	853
Hoku Corp. (c) (e)	9	24
Horizon Lines Inc. - Class A	21	91
Houston Wire & Cable Co. (e)	12	161
HUB Group Inc. - Class A (c)	23	794

	Shares/Par (p)	Value
Hudson Highland Group Inc. (c)	17	101
Huron Consulting Group Inc. (c)	14	361
ICF International Inc. (c) (e)	11	276
II-VI Inc. (c)	15	692
InnerWorkings Inc. (c)	14	89
Insituform Technologies Inc. - Class A (c)	23	604
Insteel Industries Inc.	12	154
Interface Inc. - Class A	30	475
Interline Brands Inc. (c)	19	425
International Shipholding Corp.	4	104
JetBlue Airways Corp. (c)	147	973
John Bean Technologies Corp.	16	319
Kadant Inc. (c)	8	184
Kaman Corp. - Class A	16	463
Kaydon Corp.	20	808
Kelly Services Inc. - Class A (c)	16	308
Keyw Holding Corp. (c) (e)	1	19
Kforce Inc. (c)	19	310
Kimball International Inc. - Class B	17	118
Knight Transportation Inc.	34	651
Knoll Inc.	27	460
Korn/Ferry International (c)	27	621
Kratos Defense & Security Solutions Inc. (c)	11	149
LaBarge Inc. (c)	6	91
Ladish Co. Inc. (c)	9	452
Lawson Products Inc.	2	53
Layne Christensen Co. (c)	11	388
LB Foster Co. (c)	6	252
LECG Corp. (c)	14	19
Lindsay Corp. (e)	7	440
LMI Aerospace Inc. (c)	6	91
LSI Industries Inc.	9	80
Lydall Inc. (c)	14	110
M&F Worldwide Corp. (c)	6	139
Marten Transport Ltd.	9	195
MasTec Inc. (c)	33	474
McGrath RentCorp	14	380
Met-Pro Corp.	8	91
Metalico Inc. (c) (e)	23	133
Michael Baker Corp. (c)	5	148
Middleby Corp. (c)	10	831
Miller Industries Inc.	6	88
Mine Safety Appliances Co.	15	475
Mistras Group Inc. (c)	8	106
Mobile Mini Inc. (c)	22	441
Moog Inc. - Class A (c)	27	1,087
Mueller Industries Inc.	22	714
Mueller Water Products Inc.	87	363
Multi-Color Corp.	7	133
MYR Group Inc. (c)	11	228
NACCO Industries Inc. - Class A	4	380
Navigant Consulting Inc. (c)	28	262
NCI Building Systems Inc. (c)	13	180
Nordson Corp.	20	1,878
Northwest Pipe Co. (c)	6	152
Old Dominion Freight Line Inc. (c)	25	809
Omega Flex Inc. (c) (e)	1	15
On Assignment Inc. (c)	24	198
Orbital Sciences Corp. (c)	34	589
Orion Marine Group Inc. (c)	17	199
Otter Tail Corp.	21	472
P.A.M. Transportation Services (c)	2	28
Pacer International Inc. (c)	25	173
Park-Ohio Holdings Corp. (c)	4	88
Patriot Transportation Holding Inc. (c)	1	103
PGT Inc. (c) (e)	10	25
Pike Electric Corp. (c)	8	65
Pinnacle Airlines Corp. (c)	10	79

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
PMFG Inc. (c) (e)	9	139
Polypore International Inc. (c)	13	541
Powell Industries Inc. (c)	5	155
PowerSecure International Inc. (c)	12	96
Preformed Line Products Co.	1	58
Primoris Services Corp. (e)	11	104
Quality Distribution Inc. (c)	5	44
Quanex Building Products Corp.	21	407
RailAmerica Inc. (c)	13	171
Raven Industries Inc.	10	455
RBC Bearings Inc. (c)	13	510
Republic Airways Holdings Inc. (c)	28	205
Resources Connection Inc.	27	505
Roadrunner Transportation Systems Inc. (c)	6	82
Robbins & Myers Inc.	16	562
Rollins Inc.	37	739
RSC Holdings Inc. (c)	31	301
Rush Enterprises Inc. - Class A (c)	19	383
Saia Inc. (c)	8	139
SatCon Technology Corp. (c) (e)	71	319
Sauer-Danfoss Inc. (c)	7	196
Schawk Inc. - Class A	7	152
School Specialty Inc. (c)	10	146
Seaboard Corp.	—	366
SeaCube Container Leasing Ltd.	1	20
SFN Group Inc. (c)	30	292
Simpson Manufacturing Co. Inc.	23	705
SkyWest Inc.	34	533
Standard Parking Corp. (c)	8	159
Standard Register Co.	14	46
Standex International Corp.	8	240
Steelcase Inc. - Class A	45	476
Sterling Construction Co. Inc. (c)	10	126
Sun Hydraulics Corp.	7	264
Sykes Enterprises Inc. (c)	25	504
TAL International Group Inc.	10	322
Taser International Inc. (c)	41	194
Team Inc. (c)	12	294
Tecumseh Products Co. - Class A (c)	10	132
Teledyne Technologies Inc. (c)	21	940
Tennant Co.	11	414
Tetra Tech Inc. (c)	37	934
Textainer Group Holdings Ltd.	6	165
Titan International Inc. (e)	20	389
Titan Machinery Inc. (c) (e)	8	159
Tredegar Corp.	15	297
Trex Co. Inc. (c) (e)	10	228
TriMas Corp. (c)	10	198
Triumph Group Inc.	10	901
TrueBlue Inc. (c)	27	480
Tutor Perini Corp. (c) (e)	16	336
Twin Disc Inc.	6	171
Ultrapetrol Ltd. (c) (e)	13	85
UniFirst Corp.	8	439
United Capital Corp. (c)	1	28
United Rentals Inc. (c)	37	832
United Stationers Inc. (c)	15	932
Universal Forest Products Inc.	11	426
Universal Truckload Services Inc. (c)	3	44
UQM Technologies Inc. (c) (e)	19	44
US Airways Group Inc. (c)	95	949
US Ecology Inc.	11	183
USA Truck Inc. (c)	3	45
Viad Corp.	11	292
Vicor Corp.	12	189
Volt Information Sciences Inc. (c)	11	91
VSE Corp.	2	70
Wabash National Corp. (c)	42	492

	Shares/Par (p)	Value
Watsco Inc.	17	1,058
Watts Water Technologies Inc. - Class A	18	653
Werner Enterprises Inc. (e)	25	563
Woodward Governor Co.	37	1,374
Xerium Technologies Inc. (c)	7	104

		110,404

INFORMATION TECHNOLOGY - 18.2%
ACI Worldwide Inc. (c)	20	532
Acme Packet Inc. (c)	26	1,397
Actuate Corp. (c)	28	157
Acxiom Corp. (c)	41	695
ADTRAN Inc.	37	1,353
Advanced Analogic Technologies Inc. (c)	21	85
Advanced Energy Industries Inc. (c)	20	272
Advent Software Inc. (c) (e)	9	546
Agilysys Inc. (c)	11	61
Alpha & Omega Semiconductor Ltd. (c)	3	35
American Software Inc. - Class A	11	73
Amkor Technology Inc. (c) (e)	62	457
Anadigics Inc. (c) (e)	37	253
Anaren Inc. (c)	9	179
Ancestry.com Inc. (c) (e)	12	327
Anixter International Inc. (c)	17	1,012
Applied Micro Circuits Corp. (c)	39	422
Archipelago Learning Inc. (c)	6	62
Ariba Inc. (c)	54	1,269
Arris Group Inc. (c)	77	861
Art Technology Group Inc. (c)	95	566
Aruba Networks Inc. (c) (e)	45	949
Aspen Technology Inc. (c)	36	462
ATMI Inc. (c)	19	388
Aviat Networks Inc. (c)	35	175
Avid Technology Inc. (c)	16	286
Axcelis Technologies Inc. (c)	69	239
AXT Inc. (c)	17	174
Bel Fuse Inc. - Class B	5	130
Benchmark Electronics Inc. (c)	36	658
BigBand Networks Inc. (c)	27	76
Black Box Corp.	10	395
Blackbaud Inc.	26	671
Blackboard Inc. (c) (e)	21	852
Blue Coat Systems Inc. (c)	25	754
Bottomline Technologies Inc. (c)	19	415
Brightpoint Inc. (c)	43	375
BroadSoft Inc. (c)	5	120
Brooks Automation Inc. (c)	40	366
Cabot Microelectronics Corp. (c)	14	597
CACI International Inc. - Class A (c)	18	974
Calix Inc. (c) (e)	4	67
Cass Information Systems Inc.	5	174
Cavium Networks Inc. (c)	27	1,007
CDC Corp. - Class A (c)	18	62
Ceva Inc. (c)	13	268
Checkpoint Systems Inc. (c)	24	497
Ciber Inc. (c)	40	186
Cirrus Logic Inc. (c) (e)	41	660
Cognex Corp.	24	708
Coherent Inc. (c)	15	661
Cohu Inc.	13	218
CommVault Systems Inc. (c)	25	717
Compellent Technologies Inc. (c)	14	390
Computer Task Group Inc. (c)	7	72
comScore Inc. (c)	13	300
Comtech Telecommunications Corp.	17	483
Comverge Inc. (c) (e)	17	120
Concur Technologies Inc. (c)	24	1,256
Conexant Systems Inc. (c)	44	71

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Constant Contact Inc. (c) (e)	17	533
Convio Inc. (c)	3	26
CPI International Inc. (c)	4	80
Cray Inc. (c)	24	170
CSG Systems International Inc. (c)	20	376
CTS Corp.	20	217
Cymer Inc. (c)	17	785
Daktronics Inc.	20	323
DDi Corp.	10	119
DealerTrack Holdings Inc. (c)	24	485
Deltek Inc. (c)	8	61
DemandTec Inc. (c)	12	134
DG FastChannel Inc. (c) (e)	15	420
Dice Holdings Inc. (c)	11	154
Digi International Inc. (c)	14	151
Digimarc Corp. (c)	5	148
Digital River Inc. (c) (e)	24	824
Diodes Inc. (c)	21	558
DSP Group Inc. (c)	15	125
DTS Inc. (c)	10	492
Earthlink Inc.	64	553
Ebix Inc. (c) (e)	16	384
Echelon Corp. (c)	21	215
Echo Global Logistics Inc. (c) (e)	6	69
Electro Rent Corp.	9	146
Electro Scientific Industries Inc. (c)	15	245
Electronics for Imaging Inc. (c)	28	400
EMS Technologies Inc. (c)	10	189
Emulex Corp. (c)	51	597
Energy Conversion Devices Inc. (c) (e)	31	142
Entegris Inc. (c)	80	599
Entropic Communications Inc. (c) (e)	40	478
Envestnet Inc. (c)	6	96
Epicor Software Corp. (c)	27	278
EPIQ Systems Inc.	19	260
ePlus Inc. (c)	2	39
Euronet Worldwide Inc. (c)	29	498
Evergreen Solar Inc. (c) (e)	94	55
Exar Corp. (c) (e)	24	164
ExlService Holdings Inc. (c)	9	195
Extreme Networks (c)	61	187
Fabrinet (c)	7	143
Fair Isaac Corp.	24	565
FalconStor Software Inc. (c) (e)	18	61
FARO Technologies Inc. (c)	9	306
FEI Co. (c)	22	584
Finisar Corp. (c) (e)	45	1,347
FormFactor Inc. (c)	28	249
Forrester Research Inc. (c)	8	296
Fortinet Inc. (c)	25	802
FSI International Inc. (c)	28	125
Gerber Scientific Inc. (c)	19	148
Global Cash Access Holdings Inc. (c)	41	131
Globecomm Systems Inc. (c)	13	133
GSI Commerce Inc. (c)	39	907
GSI Technology Inc. (c)	12	99
Guidance Software Inc. (c)	7	51
Hackett Group Inc. (c) (e)	19	66
Harmonic Inc. (c)	66	564
Heartland Payment Systems Inc.	23	355
Hittite Microwave Corp. (c) (e)	16	1,005
Hughes Communications Inc. (c)	5	222
Hutchinson Technology Inc. (c) (e)	13	47
Hypercom Corp. (c)	29	244
iGate Corp.	13	255
Ikanos Communications Inc. (c) (e)	16	22
Imation Corp. (c)	17	173
Immersion Corp. (c)	20	135

	Shares/Par (p)	Value
Infinera Corp. (c)	51	529
Infospace Inc. (c)	23	191
Insight Enterprises Inc. (c)	28	366
Integral Systems Inc. (c)	10	100
Integrated Device Technology Inc. (c)	94	627
Integrated Silicon Solutions Inc. (c)	19	150
Interactive Intelligence Inc. (c)	8	214
InterDigital Inc. (c) (e)	26	1,081
Intermec Inc. (c)	30	375
Internap Network Services Corp. (c)	32	198
Internet Capital Group Inc. (c)	22	307
Intevac Inc. (c)	14	196
IntraLinks Holdings Inc. (c)	7	133
IPG Photonics Corp. (c) (e)	16	498
Ixia (c)	20	329
IXYS Corp. (c)	15	172
j2 Global Communications Inc. (c)	27	775
Jack Henry & Associates Inc.	50	1,459
JDA Software Group Inc. (c)	26	723
Kenexa Corp. (c)	14	304
Keynote Systems Inc.	7	105
KIT Digital Inc. (c) (e)	17	266
Knot Inc. (c)	19	183
Kopin Corp. (c)	41	173
Kulicke & Soffa Industries Inc. (c)	42	300
KVH Industries Inc. (c)	9	102
L-1 Identity Solutions Inc. (c)	45	534
Lattice Semiconductor Corp. (c)	69	419
Lawson Software Inc. (c)	82	760
Limelight Networks Inc. (c)	29	168
Lionbridge Technologies Inc. (c)	36	133
Liquidity Services Inc. (c)	8	110
Littelfuse Inc.	13	615
LivePerson Inc. (c)	27	303
Local.com Corp. (c) (e)	9	56
LogMeIn Inc. (c)	9	404
LoopNet Inc. (c)	10	106
Loral Space & Communications Inc. (c)	7	500
LTX-Credence Corp. (c)	32	235
Magma Design Automation Inc. (c)	39	195
Manhattan Associates Inc. (c)	14	426
Mantech International Corp. - Class A (c)	13	533
Marchex Inc. - Class B	13	126
Mattson Technology Inc. (c)	34	101
MAXIMUS Inc.	11	695
MaxLinear Inc. - Class A (c) (e)	4	43
Maxwell Technologies Inc. (c) (e)	17	312
Measurement Specialties Inc. (c)	8	247
Mediamind Technologies Inc. (c)	3	47
Mentor Graphics Corp. (c)	62	741
Mercury Computer Systems Inc. (c)	15	270
Meru Networks Inc. (c) (e)	3	45
Methode Electronics Inc.	21	274
Micrel Inc.	31	400
Microsemi Corp. (c)	50	1,143
MicroStrategy Inc. - Class A (c)	5	426
Microvision Inc. (c) (e)	52	97
Mindspeed Technologies Inc. (c) (e)	24	146
MIPS Technologies Inc. - Class A (c)	27	417
MKS Instruments Inc. (c)	29	710
ModusLink Global Solutions Inc. (c)	25	165
MoneyGram International Inc. (c)	60	162
Monolithic Power Systems Inc. (c)	19	320
Monotype Imaging Holdings Inc. (c)	13	143
MoSys Inc. (c) (e)	15	83
Motricity Inc. (c)	4	70
Move Inc. (c)	90	230
MTS Systems Corp. (e)	9	347

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Multi-Fineline Electronix Inc. (c)	6	159
Nanometrics Inc. (c)	10	123
NCI Inc. - Class A (c)	4	100
NetGear Inc. (c)	20	689
NetLogic Microsystems Inc. (c)	38	1,182
NetScout Systems Inc. (c)	18	423
NetSuite Inc. (c) (e)	11	276
Network Engines Inc. (c)	19	29
Network Equipment Technologies Inc. (c) (e)	13	59
Newport Corp. (c)	21	366
NIC Inc. (c)	34	332
Novatel Wireless Inc. (c) (e)	21	199
NVE Corp. (c)	3	186
Occam Networks Inc. (c)	7	58
Oclaro Inc. (c)	30	401
Omnivision Technologies Inc. (c)	33	973
Online Resources Corp. (c)	12	58
OpenTable Inc. (c) (e)	9	646
Openwave Systems Inc. (c)	62	133
Oplink Communications Inc. (c)	12	228
OPNET Technologies Inc.	8	222
Opnext Inc. (c)	13	22
OSI Systems Inc. (c)	10	348
Parametric Technology Corp. (c)	68	1,533
Park Electrochemical Corp.	13	381
PC Connection Inc. (c)	5	41
PC-Tel Inc. (c)	10	63
PDF Solutions Inc. (c)	12	58
Pegasystems Inc. (e)	10	355
Perficient Inc. (c)	13	161
Pericom Semiconductor Corp. (c)	16	174
Photronics Inc. (c)	34	203
Plantronics Inc.	29	1,082
Plexus Corp. (c)	24	740
PLX Technology Inc. (c)	24	85
Power Integrations Inc.	15	592
Power-One Inc. (c) (e)	42	428
Powerwave Technologies Inc. (c) (e)	80	203
Presstek Inc. (c)	15	33
Progress Software Corp. (c)	25	1,075
PROS Holdings Inc. (c)	12	139
Pulse Electronics Corp.	29	153
QAD Inc. - Class A (c)	2	22
QAD Inc. - Class B (c) (e)	1	6
QLIK Technologies Inc. (c)	8	216
Quantum Corp. (c)	131	488
Quest Software Inc. (c)	36	1,003
QuinStreet Inc. (c) (e)	5	100
Rackspace Hosting Inc. (c) (e)	58	1,824
Radiant Systems Inc. (c)	20	390
Radisys Corp. (c)	13	119
RealD Inc. (c) (e)	9	237
RealNetworks Inc. (c)	47	198
RealPage Inc. (c) (e)	9	274
Renaissance Learning Inc.	7	85
RF Micro Devices Inc. (c)	158	1,159
Richardson Electronics Ltd.	11	126
RightNow Technologies Inc. (c) (e)	13	302
Rimage Corp. (c)	4	67
Riverbed Technology Inc. (c)	75	2,649
Rofin-Sinar Technologies Inc. (c)	17	587
Rogers Corp. (c)	10	375
Rosetta Stone Inc. (c)	6	121
Rubicon Technology Inc. (c) (e)	9	183
Rudolph Technologies Inc. (c)	19	155
S1 Corp. (c)	32	217
Saba Software Inc. (c)	15	93
Sanmina-SCI Corp. (c)	46	530

	Shares/Par (p)	Value
Sapient Corp. (c)	62	755
SAVVIS Inc. (c)	22	559
ScanSource Inc. (c)	16	499
SeaChange International Inc. (c)	19	165
Semtech Corp. (c)	37	831
ShoreTel Inc. (c)	29	227
Sigma Designs Inc. (c)	17	244
Silicon Graphics International Corp. (c)	18	161
Silicon Image Inc. (c)	44	325
Smart Modular Technologies WWH Inc. (c)	29	165
Smith Micro Software Inc. (c)	19	300
SolarWinds Inc. (c)	21	406
Sonic Solutions Inc. (c)	24	361
Sonus Networks Inc. (c)	119	318
Sourcefire Inc. (c)	17	430
Spansion Inc. (c)	7	144
Spectrum Control Inc. (c)	8	120
SPS Commerce Inc. (c) (e)	3	40
SRA International Inc. - Class A (c)	25	509
SRS Labs Inc. (c)	5	45
SS&C Technologies Holdings Inc. (c) (e)	7	138
Stamps.com Inc. (c)	6	86
Standard Microsystems Corp. (c)	13	383
STEC Inc. (c) (e)	25	434
Stratasys Inc. (c)	12	404
SuccessFactors Inc. (c)	38	1,096
Super Micro Computer Inc. (c)	16	179
Supertex Inc. (c)	7	160
support.com Inc. (c)	26	166
Sycamore Networks Inc. (c)	11	235
Symmetricom Inc. (c)	27	190
Synaptics Inc. (c)	20	573
Synchronoss Technologies Inc. (c)	13	337
SYNNEX Corp. (c)	14	423
Syntel Inc.	8	370
Take-Two Interactive Software Inc. (c)	42	518
Taleo Corp. - Class A (c)	24	652
TechTarget Inc. (c) (e)	8	65
Tekelec (c)	41	486
TeleCommunication Systems Inc. - Class A (c)	29	138
TeleNav Inc. (c)	4	31
TeleTech Holdings Inc. (c)	18	367
Terremark Worldwide Inc. (c) (e)	34	446
Tessco Technologies Inc.	3	43
Tessera Technologies Inc. (c)	30	662
THQ Inc. (c)	39	236
TIBCO Software Inc. (c)	99	1,959
Tier Technologies Inc. - Class B (c)	8	45
TiVo Inc. (c)	67	576
TNS Inc. (c)	14	299
Travelzoo Inc. (c) (e)	4	151
Trident Microsystems Inc. (c)	49	88
TriQuint Semiconductor Inc. (c)	93	1,092
TTM Technologies Inc. (c)	48	714
Tyler Technologies Inc. (c)	17	354
Ultimate Software Group Inc. (c) (e)	15	721
Ultra Clean Holdings Inc. (c)	16	151
Ultratech Inc. (c)	13	264
Unisys Corp. (c)	25	637
United Online Inc.	52	341
Universal Display Corp. (c) (e)	18	554
UTStarcom Inc. (c) (e)	63	130
ValueClick Inc. (c)	47	758
VASCO Data Security International Inc. (c)	16	134
Veeco Instruments Inc. (c) (e)	24	1,048
VeriFone Holdings Inc. (c)	51	1,971
ViaSat Inc. (c)	20	890
Viasystems Group Inc. (c) (e)	2	46

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
VirnetX Holding Corp. (c)	21	316
Virtusa Corp. (c)	9	142
Vocus Inc. (c) (e)	10	277
Volterra Semiconductor Corp. (c)	15	355
Wave Systems Corp. (c) (e)	43	169
Websense Inc. (c)	26	523
Wright Express Corp. (c)	23	1,075
X-Rite Inc. (c)	19	87
Xyratex Ltd. (c)	18	301
Zixit Corp. (c) (e)	39	166
Zoran Corp. (c)	28	249
Zygo Corp. (c)	9	111

		130,058

MATERIALS - 5.6%
A. Schulman Inc.	19	434
AEP Industries Inc. (c)	3	76
Allied Nevada Gold Corp. (c) (e)	45	1,185
AM Castle & Co. (c)	10	186
AMCOL International Corp.	14	446
American Vanguard Corp.	13	111
Arch Chemicals Inc.	14	517
Balchem Corp.	17	570
Boise Inc. (c)	43	339
Brush Engineered Materials Inc. (c)	12	472
Buckeye Technologies Inc.	24	504
Calgon Carbon Corp. (c)	33	495
Capital Gold Corp. (c)	35	179
Century Aluminum Co. (c)	38	592
Clearwater Paper Corp. (c)	7	513
Coeur d’Alene Mines Corp. (c)	53	1,445
Contango ORE Inc. (c)	1	7
Deltic Timber Corp.	6	357
Ferro Corp. (c)	52	763
General Moly Inc. (c) (e)	42	275
Georgia Gulf Corp. (c)	20	489
Glatfelter	28	341
Globe Specialty Metals Inc.	36	611
Golden Star Resources Ltd. (c)	149	682
Graham Packaging Co. Inc. (c)	9	117
Graphic Packaging Holding Co. (c)	70	274
Hawkins Inc.	5	244
Haynes International Inc.	7	312
HB Fuller Co.	28	580
Headwaters Inc. (c)	37	168
Hecla Mining Co. (c) (e)	151	1,697
Horsehead Holding Corp. (c)	25	327
Innophos Holdings Inc.	13	463
Jaguar Mining Inc. (c) (e)	51	365
Kaiser Aluminum Corp.	9	467
KapStone Paper and Packaging Corp. (c)	23	346
KMG Chemicals Inc.	3	54
Koppers Holdings Inc.	12	434
Kraton Performance Polymers Inc. (c)	6	186
Landec Corp. (c)	16	95
Louisiana-Pacific Corp. (c)	76	714
LSB Industries Inc. (c)	11	257
Metals USA Holdings Corp. (c)	6	94
Minerals Technologies Inc.	11	711
Molycorp Inc. (c) (e)	15	763
Myers Industries Inc.	23	221
Neenah Paper Inc.	10	192
NewMarket Corp.	6	755
NL Industries Inc.	4	40
Noranda Aluminium Holding Corp. (c)	6	90
Olin Corp.	47	954
Olympic Steel Inc.	5	158
OM Group Inc. (c)	18	690

	Shares/Par (p)	Value
Omnova Solutions Inc. (c)	27	225
PolyOne Corp. (c)	55	687
Quaker Chemical Corp.	7	278
Rock-Tenn Co. - Class A	23	1,262
Rockwood Holdings Inc. (c)	31	1,225
RTI International Metals Inc. (c)	18	497
Schweitzer-Mauduit International Inc.	11	669
Senomyx Inc. (c)	21	148
Sensient Technologies Corp.	29	1,072
Silgan Holdings Inc.	32	1,163
Solutia Inc. (c)	73	1,679
Spartech Corp. (c)	18	167
Stepan Co.	5	369
Stillwater Mining Co. (c)	26	556
STR Holdings Inc. (c) (e)	17	341
Texas Industries Inc. (e)	13	573
Thompson Creek Metals Co. Inc. (c)	97	1,429
TPC Group Inc. (c)	4	129
United States Lime & Minerals Inc. (c)	1	59
Universal Stainless & Alloy Products Inc. (c)	4	112
US Energy Corp. Wyoming (c)	14	87
US Gold Corp. (c) (e)	55	444
Verso Paper Corp. (c) (e)	8	27
Wausau Paper Corp.	29	254
Westlake Chemical Corp.	11	490
Worthington Industries Inc.	34	631
WR Grace & Co. (c)	44	1,532
Zep Inc.	12	239
Zoltek Cos. Inc. (c) (e)	17	194

		39,895

TELECOMMUNICATION SERVICES - 0.9%
AboveNet Inc. (c)	14	797
Alaska Communications Systems Group Inc.	25	276
Atlantic Tele-Network Inc.	5	201
Cbeyond Inc. (c)	16	245
Cincinnati Bell Inc. (c)	116	326
Cogent Communications Group Inc. (c)	27	378
Consolidated Communications Holdings Inc.	15	285
FiberTower Corp. (c)	25	110
General Communication Inc. - Class A (c)	25	311
Global Crossing Ltd. (c)	18	237
Globalstar Inc. (c)	37	54
ICO Global Communications Holdings Ltd. - Class A (c) (e)	51	76
IDT Corp. - Class B (e)	8	195
Iridium Communications Inc. (c) (e)	18	151
Neutral Tandem Inc. (c)	21	297
NTELOS Holdings Corp.	17	319
PAETEC Holding Corp. (c)	75	279
Premiere Global Services Inc. (c)	38	261
Shenandoah Telecommunications Co.	14	257
Syniverse Holdings Inc. (c)	42	1,292
USA Mobility Inc.	13	232
Vonage Holdings Corp. (c)	57	127

		6,706

UTILITIES - 2.9%
Allete Inc.	18	668
American DG Energy Inc. (c) (e)	10	28
American States Water Co.	11	374
Artesian Resources Corp. - Class A (e)	3	52
Avista Corp.	32	713
Black Hills Corp.	23	696
Cadiz Inc. (c) (e)	6	75
California Water Service Group	11	428
Central Vermont Public Service Corp.	7	158
CH Energy Group Inc.	9	451

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Chesapeake Utilities Corp.	6	238
Cleco Corp.	37	1,124
Connecticut Water Services Inc.	5	146
Consolidated Water Co. Ltd. (e)	10	88
Dynegy Inc. (c)	63	353
El Paso Electric Co. (c)	26	704
Empire District Electric Co. (e)	24	533
IDACORP Inc.	29	1,071
Laclede Group Inc.	14	499
MGE Energy Inc.	13	573
Middlesex Water Co.	8	154
New Jersey Resources Corp. (e)	24	1,049
Nicor Inc.	27	1,326
Northwest Natural Gas Co.	16	730
NorthWestern Corp.	22	634
Piedmont Natural Gas Co. Inc. (e)	43	1,206
PNM Resources Inc.	50	652
Portland General Electric Co.	45	985
SJW Corp.	8	202
South Jersey Industries Inc.	18	931
Southwest Gas Corp.	27	981
UIL Holdings Corp.	30	892
UniSource Energy Corp.	22	783
Unitil Corp.	7	155
WGL Holdings Inc. (e)	31	1,091
York Water Co. (e)	8	134

		20,877

Total Common Stocks (cost $579,620)		699,872

WARRANTS - 0.0%
Lantronix Inc. (c) (f)		—

Total Warrants (cost $0)		—

SHORT TERM INVESTMENTS - 13.6%

Investment Company - 1.8%
JNL Money Market Fund, 0.08% (a) (h)	12,878	12,878
Securities Lending Collateral 11.7%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	79,415	79,415
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	3,767	3,705

		83,120
Treasury Securities 0.1%
U.S. Treasury Bill, 0.13%, 03/24/11 (o)	$895	895

Total Short Term Investments (cost $96,955)		96,893

Total Investments - 111.5% (cost $676,575)		796,765
Other Assets and Liabilities, Net - (11.5%)		(81,946)

Total Net Assets - 100.0%		$ 714,819

JNL/Mellon Capital Management International Index Fund
COMMON STOCKS - 96.3%
CONSUMER DISCRETIONARY - 9.9%
ABC-Mart Inc.	2	$ 71
Accor SA	14	612
Adidas AG	20	1,302
Aisin Seiki Co. Ltd.	18	641
Asics Corp.	14	179

	Shares/Par (p)	Value
Autogrill SpA (c)	11	159
Axel Springer AG	1	204
Bayerische Motoren Werke AG	32	2,509
Benesse Holdings Inc.	6	295
Billabong International Ltd. (e)	22	186
Bridgestone Corp. (e)	62	1,192
British Sky Broadcasting Group Plc	108	1,242
Burberry Group Plc	42	733
Canon Marketing Japan Inc.	5	72
Carnival Plc	18	822
Casio Computer Co. Ltd.	20	161
CDON Group AB (c)	5	21
Christian Dior SA	6	889
Compagnie Financiere Richemont SA	50	2,958
Compagnie Generale des Etablissements Michelin	17	1,188
Compass Group Plc	178	1,614
Continental AG (c)	5	356
Crown Ltd. (e)	41	347
Daihatsu Motor Co. Ltd.	18	275
Daimler AG (c)	87	5,882
Dena Co. Ltd.	8	269
Denso Corp.	47	1,619
Dentsu Inc.	17	516
Electrolux AB (e)	23	645
Esprit Holdings Ltd.	107	509
Eutelsat Communications Group SA	9	332
Fairfax Media Ltd. (e)	209	300
Fast Retailing Co. Ltd.	5	809
Fiat SpA (e)	73	1,501
Fuji Heavy Industries Ltd.	54	416
Fuji Media Holdings Inc.	—	25
Genting International Plc (c) (e)	571	974
Gestevision Telecinco SA (e)	18	202
Hakuhodo DY Holdings Inc.	2	119
Harvey Norman Holdings Ltd.	55	166
Hennes & Mauritz AB	98	3,277
Hermes International SCA	2	316
Home Retail Group Plc	76	223
Honda Motor Co. Ltd. (e)	157	6,177
Husqvarna AB	36	303
Inditex SA	21	1,581
InterContinental Hotels Group Plc	27	521
Isetan Mitsukoshi Holdings Ltd.	35	407
Isuzu Motors Ltd.	116	524
ITV Plc (c)	339	370
J. Front Retailing Co. Ltd.	43	235
Jardine Cycle & Carriage Ltd.	10	281
JC Decaux SA (c)	6	177
Jupiter Telecommunications Co. Ltd.	—	216
Kabel Deutschland Holding AG (c)	5	213
Kingfisher Plc	231	949
Koito Manufacturing Co. Ltd.	8	124
Lagardere SCA	11	473
Li & Fung Ltd.	218	1,264
Lifestyle International Holdings Ltd.	48	117
Luxottica Group SpA	11	339
LVMH Moet Hennessy Louis Vuitton SA	24	3,875
M6-Metropole Television SA	5	128
Marks & Spencer Group Plc	155	891
Marui Group Co. Ltd.	25	199
Mazda Motor Corp.	146	417
McDonald’s Holdings Co. Japan Ltd. (e)	6	155
Mediaset SpA	68	410
Mitsubishi Motors Corp. (c) (e)	377	546
Modern Times Group AB - Class B	5	307
Namco Bandai Holdings Inc.	18	191
Next Plc	18	550

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
NGK Spark Plug Co. Ltd.	15	229
NHK Spring Co. Ltd.	15	163
Nikon Corp.	32	640
Nissan Motor Co. Ltd.	240	2,270
Nisshinbo Holdings Inc.	10	109
Nitori Co. Ltd.	4	323
NOK Corp.	9	195
Nokian Renkaat Oyj	10	365
OPAP SA	22	373
Oriental Land Co. Ltd.	5	453
PagesJaunes Groupe SA (e)	10	94
Panasonic Corp.	189	2,672
Pearson Plc	77	1,213
Peugeot SA (c)	14	550
Pirelli & C. SpA (e)	24	193
PPR SA	7	1,149
ProSiebenSat.1 Media AG	8	245
Publicis Groupe	11	592
Puma AG Rudolf Dassler Sport	—	160
Rakuten Inc. (c) (e)	1	560
Reed Elsevier NV	65	799
Reed Elsevier Plc	114	960
Renault SA (c)	18	1,047
Rinnai Corp.	3	195
Sands China Ltd. (c)	227	499
Sankyo Co. Ltd.	5	270
Sanoma Oyj (e)	7	149
Sega Sammy Holdings Inc.	18	336
Sekisui Chemical Co. Ltd.	38	272
Sekisui House Ltd.	56	564
SES SA - FDR	28	673
Shangri-La Asia Ltd.	128	348
Sharp Corp.	95	975
Shimamura Co. Ltd.	2	185
Shimano Inc. (e)	6	319
Singapore Press Holdings Ltd. (e)	147	457
SJM Holdings Ltd. (c)	132	210
SKYCITY Entertainment Group Ltd.	50	127
Societe Television Francaise 1	11	198
Sodexo SA	9	643
Sony Corp.	97	3,458
Stanley Electric Co. Ltd.	14	251
Sumitomo Rubber Industries Inc.	16	165
Suzuki Motor Corp.	33	813
Swatch Group AG	7	1,628
Tabcorp Holdings Ltd.	66	482
Takashimaya Co. Ltd.	25	214
Tatts Group Ltd.	127	336
Thomas Cook Group Plc	86	256
Toho Co. Ltd.	9	144
Toyoda Gosei Co. Ltd.	6	140
Toyota Boshoku Corp.	7	129
Toyota Industries Corp.	17	538
Toyota Motor Corp.	264	10,408
TUI AG (c) (e)	11	159
TUI Travel Plc	46	178
USS Co. Ltd.	2	164
Vivendi SA	119	3,214
Volkswagen AG	3	409
Whitbread Plc	16	460
Wolters Kluwer NV	29	631
WPP Plc	119	1,466
Wynn Macau Ltd. (c)	144	323
Yamada Denki Co. Ltd.	8	556
Yamaha Corp.	13	164
Yamaha Motor Co. Ltd. (c)	26	419

	Shares/Par (p)	Value
Yue Yuen Industrial Holdings Ltd.	68	245

		107,192

CONSUMER STAPLES - 9.6%
AEON Co. Ltd.	55	691
Ajinomoto Co. Inc.	66	686
Anheuser-Busch InBev NV	69	3,972
Anheuser-Busch InBev NV - Strip VVPR (c)	13	—
Aryzta AG (c)	8	367
Asahi Breweries Ltd.	37	704
Associated British Foods Plc	34	623
Beiersdorf AG	10	542
British American Tobacco Plc	192	7,358
Carlsberg A/S	10	1,023
Carrefour SA	58	2,383
Casino Guichard Perrachon SA	5	536
Coca-Cola Amatil Ltd. (e)	54	594
Coca-Cola Hellenic Bottling Co. SA	18	472
Coca-Cola West Co. Ltd.	4	80
Colruyt SA	8	387
Danone SA	56	3,526
Delhaize Group	10	718
Diageo Plc	241	4,450
FamilyMart Co. Ltd.	6	226
Foster’s Group Ltd.	184	1,068
Golden Agri-Resources Ltd.	648	404
Goodman Fielder Ltd.	140	192
Heineken Holding NV	11	467
Heineken NV	25	1,208
Henkel AG & Co. KGaA	12	643
Imperial Tobacco Group Plc	98	3,010
Ito En Ltd.	4	73
J Sainsbury Plc	112	654
Japan Tobacco Inc.	—	1,610
Jeronimo Martins SGPS SA (c)	21	322
Kao Corp.	53	1,411
Kerry Group Plc	13	447
Kesko Oyj	7	309
Kikkoman Corp.	13	145
Kirin Holdings Co. Ltd.	80	1,119
Koninklijke Ahold NV	116	1,526
L’Oreal SA	23	2,566
Lawson Inc.	6	272
Lindt & Spruengli AG	—	354
MEIJI Holdings Co. Ltd.	7	293
Metcash Ltd. (e)	70	296
Metro AG	12	881
Nestle SA	332	19,441
Nippon Meat Packers Inc.	19	248
Nisshin Seifun Group Inc.	18	227
Nissin Foods Holdings Co. Ltd.	6	204
Olam International Ltd.	106	258
Parmalat SpA	174	477
Pernod-Ricard SA (e)	19	1,804
Reckitt Benckiser Group Plc	59	3,262
SABMiller Plc	92	3,220
Sapporo Holdings Ltd. (e)	26	117
Seven & I Holdings Co. Ltd.	73	1,941
Shiseido Co. Ltd.	33	712
Suedzucker AG	7	187
Swedish Match AB	22	633
Tesco Plc	771	5,108
Toyo Suisan Kaisha Ltd.	9	200
Unicharm Corp.	12	480
Unilever NV	157	4,873
Unilever Plc	123	3,779
UNY Co. Ltd.	17	166
Wesfarmers Ltd.	112	3,648

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Wilmar International Ltd. (e)	188	825
WM Morrison Supermarkets Plc	199	830
Woolworths Ltd.	117	3,222
Yakult Honsha Co. Ltd.	9	244
Yamazaki Baking Co. Ltd. (e)	10	120

		104,834

ENERGY - 7.6%
Aker Solutions ASA	15	259
AMEC Plc	32	565
BG Group Plc	325	6,558
BP Plc (c)	1,801	13,069
Cairn Energy Plc (c)	137	897
Caltex Australia Ltd.	12	173
Cie Generale de Geophysique-Veritas (c)	14	429
Cosmo Oil Co. Ltd.	52	170
ENI SpA	250	5,480
Essar Energy Plc (c)	33	303
Fugro NV	6	515
Galp Energia SGPS SA	21	406
Idemitsu Kosan Co. Ltd.	2	203
INPEX Corp.	—	1,191
Japan Petroleum Exploration Co.	3	95
JX Holdings Inc.	213	1,442
Mongolia Energy Co. Ltd. (c)	231	69
Neste Oil Oyj	11	176
OMV AG	14	567
Origin Energy Ltd. (e)	86	1,459
Paladin Energy Ltd. (c) (e)	64	321
Petrofac Ltd.	26	635
Repsol YPF SA (e)	71	1,984
Royal Dutch Shell Plc - A Shares	340	11,331
Royal Dutch Shell Plc - B Shares	259	8,526
Saipem SpA	25	1,223
Santos Ltd.	78	1,050
SBM Offshore NV	17	370
SeaDrill Ltd. (e)	27	912
Showa Shell Sekiyu KK (e)	16	142
StatoilHydro ASA	108	2,565
Technip SA	10	891
Tenaris SA	44	1,087
TonenGeneral Sekiyu KK (e)	26	284
Total SA	203	10,734
Transocean Ltd. (c)	31	2,129
Tullow Oil Plc	84	1,650
Woodside Petroleum Ltd.	60	2,620
WorleyParsons Ltd. (e)	18	492

		82,972

FINANCIALS - 23.1%
3i Group Plc	94	483
77 Bank Ltd.	31	164
Admiral Group Plc	20	462
Aegon NV (c)	153	935
AEON Credit Service Co. Ltd.	7	96
AEON Mall Co. Ltd.	7	188
Ageas	215	492
AIA Group Ltd. (c)	739	2,077
Allianz SE	44	5,182
Alpha Bank AE (c)	47	238
AMP Ltd. (e)	197	1,068
Anglo Irish Bank Corp. Plc (c) (f)	34	—
Aozora Bank Ltd.	67	137
Ascendas Real Estate Investment Trust	159	256
Assicurazioni Generali SpA	113	2,147
ASX Ltd.	16	636
Australia & New Zealand Banking Group Ltd.	246	5,869
Aviva Plc	265	1,626

	Shares/Par (p)	Value
AXA Asia Pacific Holdings Ltd. (e)	99	636
AXA SA	166	2,755
Baloise Holding AG	5	455
Banca Carige SpA (e)	60	126
Banca Monte dei Paschi di Siena SpA (c) (e)	205	235
Banco Bilbao Vizcaya Argentaria SA (e)	411	4,186
Banco Comercial Portugues SA (e)	259	201
Banco de Sabadell SA (e)	101	398
Banco de Valencia SA (c) (e)	19	83
Banco Espirito Santo SA (e)	49	189
Banco Popolare SC (e)	58	265
Banco Popular Espanol SA (e)	82	425
Banco Santander SA	789	8,409
Bank Hapoalim BM (c)	99	515
Bank Leumi Le-Israel BM	114	585
Bank of Cyprus Public Co. Ltd.	81	280
Bank of East Asia Ltd.	144	605
Bank of Kyoto Ltd.	32	302
Bank of Yokohama Ltd.	114	588
Bankinter SA (e)	24	135
Barclays Plc	1,100	4,487
Bendigo and Adelaide Bank Ltd. (e)	36	364
BGP Holdings Plc (c) (f)	479	—
BNP Paribas	92	5,854
BOC Hong Kong Holdings Ltd.	346	1,177
British Land Co. Plc	81	659
Capital Shopping Centres Group	53	344
CapitaLand Ltd.	241	697
CapitaMall Trust	216	328
CapitaMalls Asia Ltd. (e)	139	210
CFS Retail Property Trust	204	367
Cheung Kong Holdings Ltd.	134	2,067
China Bank Ltd.	71	460
Chugoku Bank Ltd.	17	205
Chuo Mitsui Trust Holdings Inc.	89	368
City Developments Ltd.	54	528
CNP Assurances SA	14	256
Commerzbank AG (c) (e)	67	502
Commonwealth Bank of Australia (e)	149	7,716
Corio NV	6	365
Credit Agricole SA	93	1,187
Credit Saison Co. Ltd.	14	220
Credit Suisse Group AG	108	4,362
Criteria CaixaCorp SA (e)	79	420
Dai-Ichi Life Insurance Co. Ltd.	1	1,233
Daito Trust Construction Co. Ltd.	7	472
Daiwa House Industry Co. Ltd.	48	588
Daiwa Securities Group Inc.	160	821
Danske Bank A/S (c)	43	1,108
DBS Group Holdings Ltd.	167	1,858
Delta Lloyd NV (c)	8	161
Deutsche Bank AG	90	4,676
Deutsche Boerse AG	18	1,262
Dexia SA (c)	49	172
Dexus Property Group	471	383
DnB NOR ASA	93	1,306
EFG Eurobank Ergasias SA (c)	33	164
Erste Group Bank AG	19	876
Eurazeo	3	186
Exor SpA	7	221
Fonciere Des Regions (e)	3	268
Fukuoka Financial Group Inc.	68	294
GAM Holding Ltd. (c)	20	326
Gecina SA	2	173
Global Logistic Properties Ltd. (c)	163	275
Goodman Group	613	408
GPT Group	162	487
Groupe Bruxelles Lambert SA	8	652

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Groupe Bruxelles Lambert SA - Strip VVPR (c)	—	—
Gunma Bank Ltd.	41	224
Hachijuni Bank Ltd.	38	214
Hammerson Plc	68	440
Hang Lung Group Ltd.	75	493
Hang Lung Properties Ltd.	239	1,118
Hang Seng Bank Ltd.	73	1,197
Hannover Rueckversicherung AG	6	307
Henderson Land Development Co. Ltd. (c)	102	696
Hiroshima Bank Ltd.	44	187
Hokuhoku Financial Group Inc.	107	217
Hong Kong Exchanges & Clearing Ltd.	99	2,241
Hopewell Holdings Ltd.	47	148
HSBC Holdings Plc	1,686	17,120
Hysan Development Co. Ltd.	54	254
Icade SA (c)	2	234
ICAP Plc	55	460
IMMOFINANZ Immobilien Anlagen AG (c) (e)	95	406
Industrivarden AB	10	174
ING Groep NV (c)	369	3,585
Insurance Australia Group Ltd. (e)	196	778
Intesa Sanpaolo SpA	828	2,223
Investec Plc	47	390
Investor AB	45	954
Israel Discount Bank Ltd. (c)	85	194
Iyo Bank Ltd.	20	160
Japan Prime Realty Investment Corp.	—	221
Japan Real Estate Investment Corp.	—	456
Japan Retail Fund Investment Corp.	—	308
Joyo Bank Ltd.	64	281
Julius Baer Group Ltd.	20	926
KBC Groep NV (c)	15	518
Keppel Land Ltd.	66	247
Kerry Properties Ltd.	64	331
Kinnevik Investment AB	21	432
Klepierre	8	304
Land Securities Group Plc	73	767
Legal & General Group Plc	550	830
Lend Lease Corp. Ltd.	49	435
Link REIT	208	646
Lloyds Banking Group Plc (c)	3,927	4,023
London Stock Exchange Group Plc	15	192
Macquarie Group Ltd.	33	1,240
Man Group Plc	171	787
Mapfre SA	75	208
Matsui Securities Co. Ltd.	8	58
Mediobanca SpA (e)	43	385
Mirvac Group	321	402
Mitsubishi Estate Co. Ltd.	114	2,107
Mitsubishi UFJ Financial Group Inc.	1,223	6,593
Mitsubishi UFJ Lease & Finance Co. Ltd.	6	228
Mitsui Fudosan Co. Ltd.	79	1,570
Mizrahi Tefahot Bank Ltd.	14	156
Mizuho Financial Group Inc.	1,968	3,692
Mizuho Securities Co. Ltd.	48	137
Mizuho Trust & Banking Co. Ltd. (c)	121	125
MS&AD Insurance Group Holdings	51	1,276
Muenchener Rueckversicherungs AG	18	2,750
National Australia Bank Ltd.	205	4,968
National Bank of Greece SA (c)	91	738
Nationale A Portefeuille	2	120
Natixis (c)	81	379
New World Development Ltd. (c)	243	456
Nippon Building Fund Inc.	—	512
Nishi-Nippon City Bank Ltd.	74	224
NKSJ Holdings Inc. (c)	138	1,012
Nomura Holdings Inc.	342	2,167
Nomura Real Estate Holdings Inc.	8	150

	Shares/Par (p)	Value
Nomura Real Estate Office Fund Inc.	—	166
Nordea Bank AB	311	3,385
NTT Urban Development Corp.	—	109
Old Mutual Plc	507	974
ORIX Corp.	10	1,004
Oversea-Chinese Banking Corp. Ltd.	239	1,837
Pargesa Holding SA	2	208
Pohjola Bank Plc	13	162
Prudential plc (a)	245	2,552
QBE Insurance Group Ltd.	98	1,819
Raiffeisen International Bank Holding AG (e)	5	268
Ratos AB Series B	10	381
Resolution Ltd.	132	482
Resona Holdings Inc. (e)	53	318
Royal Bank of Scotland Plc (c)	1,624	989
RSA Insurance Group Plc	318	620
Sampo Oyj	40	1,069
Sapporo Hokuyo Holdings Inc.	28	128
SBI Holdings Inc.	2	277
Schroders Plc	10	287
SCOR SE	16	414
Segro Plc	67	301
Senshu Ikeda Holdings Inc.	56	80
Seven Bank Ltd.	—	131
Shinsei Bank Ltd. (c) (e)	79	103
Shizuoka Bank Ltd.	58	533
Singapore Exchange Ltd. (e)	81	531
Sino Land Co.	235	439
Skandinaviska Enskilda Banken AB	132	1,103
Societe Generale	61	3,284
Sony Financial Holdings Inc.	—	334
Standard Chartered Plc	224	6,022
Standard Life Plc	208	700
Stockland	228	840
Sumitomo Mitsui Financial Group Inc.	129	4,575
Sumitomo Realty & Development Co. Ltd.	34	797
Sumitomo Trust & Banking Co. Ltd.	131	821
Sun Hung Kai Properties Ltd.	136	2,259
Suncorp Group Ltd. (c)	122	1,074
Suruga Bank Ltd.	18	167
Svenska Handelsbanken	47	1,518
Swedbank AB (c)	70	976
Swire Pacific Ltd.	73	1,200
Swiss Life Holding AG (c)	3	421
Swiss Reinsurance	33	1,787
T&D Holdings Inc.	26	665
The Governor & Co. of the Bank of Ireland (c)	307	154
Tokio Marine Holdings Inc.	70	2,080
Tokyo Tatemono Co. Ltd. (e)	43	198
Tokyu Land Corp.	49	245
TrygVesta AS	2	99
UBS AG (c)	349	5,738
Unibail-Rodamco SE (c)	9	1,751
UniCredit SpA	1,300	2,695
Unione di Banche Italiane SCPA	59	515
United Overseas Bank Ltd.	119	1,688
UOL Group Ltd.	45	165
Vienna Insurance Group	4	200
Westfield Group	211	2,072
Westfield Retail Trust (c)	211	556

Westpac Banking Corp.	287	6,518
Wharf Holdings Ltd. (e)	132	1,015
Wheelock & Co. Ltd.	89	360
Wing Hang Bank Ltd.	9	126
Yamaguchi Financial Group Inc.	19	191
Zurich Financial Services AG	14	3,631

		250,820

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
HEALTH CARE - 7.8%
Actelion Ltd. (c)	10	521
Alfresa Holdings Corp.	3	146
Astellas Pharma Inc.	43	1,636
AstraZeneca Plc	138	6,266
Bayer AG	79	5,857
BioMerieux SA	1	116
Celesio AG	8	188
Chugai Pharmaceutical Co. Ltd. (e)	21	384
Cie Generale d’Optique Essilor International SA	20	1,266
Cochlear Ltd. (e)	6	456
Coloplast A/S	2	297
CSL Ltd.	52	1,938
Daiichi Sankyo Co. Ltd.	64	1,395
Dainippon Sumitomo Pharma Co. Ltd.	15	135
Eisai Co. Ltd. (e)	25	892
Elan Corp. Plc (c)	47	262
Fresenius Medical Care AG & Co. KGaA	18	1,042
Fresenius SE	3	241
Getinge AB	18	374
GlaxoSmithKline Plc	498	9,624
Grifols SA (e)	14	194
Hisamitsu Pharmaceutical Co. Inc.	7	282
kyowa Hakko Kirin Co. Ltd.	25	254
Lonza Group AG	5	385
Medipal Holdings Corp.	12	132
Merck KGaA	6	471
Miraca Holdings Inc.	5	189
Mitsubishi Tanabe Pharma Corp.	20	337
Novartis AG	202	11,905
Novo-Nordisk A/S	40	4,535
Olympus Corp.	20	605
Ono Pharmaceutical Co. Ltd.	8	382
Orion Oyj	9	206
Qiagen NV (c) (e)	22	442
Ramsay Health Care Ltd.	11	201
Roche Holding AG	67	9,874
Sanofi-Aventis SA	101	6,435
Santen Pharmaceutical Co. Ltd.	7	243
Shionogi & Co. Ltd.	28	560
Shire Plc	53	1,284
Smith & Nephew Plc	85	897
Sonic Health Care Ltd.	34	402
Sonova Holding AG	4	562
Straumann Holding AG	1	147
Suzuken Co. Ltd.	6	191
Synthes Inc.	6	757
Sysmex Corp.	3	228
Taisho Pharmaceutical Co. Ltd.	14	306
Takeda Pharmaceutical Co. Ltd.	72	3,547
Terumo Corp.	17	925
Teva Pharmaceutical Industries Ltd.	90	4,715
Tsumura & Co.	6	184
UCB SA	9	305
William Demant Holding AS (c)	2	181

		85,299
INDUSTRIALS - 12.3%
A P Moller - Maersk A/S - Class A	—	485
A P Moller - Maersk A/S - Class B	—	1,123
ABB Ltd. (c)	211	4,703
Abertis Infraestructuras SA	27	483
ACS Actividades de Construccion y Servicios SA (e)	13	613
Adecco SA	12	775
Aeroports de Paris	3	200

	Shares/Par (p)	Value
Aggreko Plc	25	580
Air France-KLM (c)	14	249
Alfa Laval AB	32	676
All Nippon Airways Co. Ltd. (c)	75	279
Alstom SA	19	923
Amada Co. Ltd.	33	267
Asahi Glass Co. Ltd.	95	1,105
Asciano Group (c)	292	477
Assa Abloy AB	29	829
Atlantia SpA	22	457
Atlas Copco AB - Class A	64	1,608
Atlas Copco AB - Class B	37	848
Auckland International Airport Ltd.	86	146
Babcock International Group Plc	34	300
BAE Systems Plc	326	1,676
Balfour Beatty Plc	65	316
Bekaert SA (c)	4	448
Bouygues SA	23	974
Brambles Ltd.	139	1,013
Brenntag AG (c)	3	297
Brisa-Auto Estradas de Portugal SA	19	136
British Airways Plc (c) (e)	53	224
Bunzl Plc	32	355
Bureau Veritas SA	5	343
Capita Group Plc	58	633
Cathay Pacific Airways Ltd. (c)	112	309
Central Japan Railway Co.	—	1,195
Chiyoda Corp.	13	129
Cie de Saint-Gobain	38	1,980
Cobham Plc	113	360
ComfortDelgro Corp. Ltd.	181	219
Cosco Corp. Singapore Ltd.	108	180
CSR Ltd. (e)	142	243
Dai Nippon Printing Co. Ltd.	52	705
Daikin Industries Ltd.	23	795
Delek Group Ltd.	—	77
Deutsche Lufthansa AG (c)	21	459
Deutsche Post AG	82	1,388
DSV A/S	20	444
East Japan Railway Co.	33	2,134
Edenred (c)	15	344
Eiffage SA	4	183
Elbit Systems Ltd.	2	93
European Aeronautic Defence & Space Co. NV (c)	38	891
Experian Plc	97	1,213
Fanuc Ltd.	19	2,828
Ferrovial SA	40	402
Finmeccanica SpA	39	447
Firstgroup Plc	43	267
Fomento de Construcciones y Contratas SA (e)	4	113
Fraport AG Frankfurt Airport Services Worldwide	4	235
Fraser and Neave Ltd.	88	437
Fuji Electric Holdings Co. Ltd.	51	158
Furukawa Electric Co. Ltd.	56	251
G4S Plc	137	542
GEA Group AG	15	429
Geberit AG	4	850
Groupe Eurotunnel SA	45	394
GS Yuasa Corp. (e)	37	255
Hankyu Hanshin Holdings Inc.	103	478
Hexagon AB - B Shares (e)	25	544
Hino Motors Ltd.	28	151
Hitachi Construction Machinery Co. Ltd.	9	212
Hochtief AG	4	347
Hutchison Whampoa Ltd.	206	2,120
Iberia Lineas Aereas de Espana (c)	47	200

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
IHI Corp.	130	289
Intertek Group Plc	15	412
Invensys Plc	79	435
ITOCHU Corp.	146	1,473
Japan Steel Works Ltd.	31	323
JGC Corp.	20	433
JS Group Corp.	24	535
JTEKT Corp.	24	276
Kajima Corp.	72	191
Kamigumi Co. Ltd.	23	193
Kawasaki Heavy Industries Ltd.	137	459
Kawasaki Kisen Kaisha Ltd.	67	292
Keihin Electric Express Railway Co. Ltd.	42	370
Keio Corp.	57	388
Keisei Electric Railway Co. Ltd.	24	160
Keppel Corp. Ltd.	120	1,058
Kinden Corp.	10	92
Kintetsu Corp. (e)	147	459
Komatsu Ltd.	92	2,754
Kone Oyj	15	814
Koninklijke Boskalis Westminster NV	7	322
Koninklijke Philips Electronics NV	95	2,911
Koninklijke Vopak NV	6	302
Kubota Corp.	113	1,065
Kuehne & Nagel International AG	5	711
Kurita Water Industries Ltd.	11	342
Legrand SA	14	590
Leighton Holdings Ltd.	13	407
Mabuchi Motor Co. Ltd.	2	118
Makita Corp.	10	411
Man AG	10	1,187
MAp Group	55	169
Marubeni Corp.	157	1,099
Metso Oyj	12	689
Minebea Co. Ltd.	29	182
Mitsubishi Corp.	131	3,521
Mitsubishi Electric Corp.	187	1,954
Mitsubishi Heavy Industries Ltd.	289	1,082
Mitsubishi Logistics Corp.	13	172
Mitsui & Co. Ltd.	168	2,756
Mitsui Engineering & Shipbuilding Co. Ltd. (e)	65	171
Mitsui OSK Lines Ltd.	113	766
MTR Corp.	139	505
Nabtesco Corp.	8	170
Neptune Orient Lines Ltd. (c) (e)	94	160
NGK Insulators Ltd.	24	390
Nidec Corp.	10	1,049
Nippon Express Co. Ltd.	75	337
Nippon Sheet Glass Co. Ltd.	93	249
Nippon Yusen KK	141	621
Noble Group Ltd.	285	482
NSK Ltd.	44	396
NTN Corp.	49	259
NWS Holdings Ltd. (c)	114	173
Obayashi Corp.	65	298
Odakyu Electric Railway Co. Ltd.	61	567
Orient Overseas International Ltd. (c)	18	178
Orkla ASA	71	694
Prysmian SPA	17	285
Qantas Airways Ltd. (c)	104	269
QR National Ltd. (c)	171	481
Randstad Holding NV (c)	11	564
Rolls-Royce Group Plc (c)	175	1,704
Ryanair Holdings Plc (c)	2	9
Safran SA	16	565
Sandvik AB	96	1,864
Scania AB	32	726
Schindler Holding AG	2	217

	Shares/Par (p)	Value
Schneider Electric SA (virt-x)	23	3,500
Secom Co. Ltd.	21	969
Securitas AB	32	378
SembCorp Industries Ltd.	88	352
SembCorp Marine Ltd.	79	332
Serco Group Plc	47	408
SGS SA	1	900
Shimizu Corp.	60	256
Siemens AG	79	9,821
Singapore Airlines Ltd. (e)	53	636
Singapore Technologies Engineering Ltd.	152	405
Skanska AB	38	746
SKF AB	37	1,061
SMC Corp.	5	870
Smiths Group Plc	36	698
Societe BIC SA	2	206
Sojitz Corp.	125	273
Sumitomo Corp.	107	1,502
Sumitomo Electric Industries Ltd.	74	1,018
Sumitomo Heavy Industries Ltd.	50	320
Taisei Corp.	96	224
Thales SA	8	289
THK Co. Ltd.	13	290
TNT NV	37	971
Tobu Railway Co. Ltd. (e)	78	437
Tokyu Corp.	105	480
Toll Holdings Ltd. (e)	61	357
Toppan Printing Co. Ltd.	52	473
TOTO Ltd.	26	188
Toyota Tsusho Corp.	20	354
Transurban Group	123	642
Ushio Inc.	10	194
Vallourec SA	11	1,134
Vestas Wind Systems A/S (c)	19	608
Vinci SA	42	2,309
Volvo AB (c)	133	2,345
Wartsila Oyj	7	561
Weir Group Plc	21	579
West Japan Railway Co.	—	631
Wolseley Plc (c)	27	857
Yamato Holdings Co. Ltd.	39	548
Yangzijiang Shipbuilding Holdings Ltd.	139	207
Zardoya Otis SA	14	201

		133,617
INFORMATION TECHNOLOGY - 4.8%
Advantest Corp.	16	358
Alcatel-Lucent (c)	214	623
Amadeus IT Holding SA (c)	20	427
ARM Holdings Plc	124	818
ASM Pacific Technology Ltd.	18	226
ASML Holding NV	42	1,616
Atos Origin SA (c)	4	202
Autonomy Corp. Plc (c)	21	497
Brother Industries Ltd.	22	322
Canon Inc. (e)	109	5,594
Cap Gemini SA (e)	14	647
Citizen Holdings Co. Ltd.	21	146
Computershare Ltd.	43	479
Dassault Systemes SA	6	428
Elpida Memory Inc. (c) (e)	16	180
Foxconn International Holdings Ltd. (c) (e)	161	113
FUJIFILM Holdings Corp.	45	1,617
Fujitsu Ltd.	177	1,226
Gree Inc.	8	98
Hamamatsu Photonics KK	7	244
Hirose Electric Co. Ltd.	3	326
Hitachi High-Technologies Corp.	7	170

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Hitachi Ltd.	427	2,267
Hoya Corp.	41	987
Ibiden Co. Ltd.	13	405
Indra Sistemas SA	8	142
Infineon Technologies AG (c)	104	975
Itochu Techno-Solutions Corp.	2	79
Keyence Corp.	4	1,126
Konami Corp.	8	178
Konica Minolta Holdings Inc.	43	449
Kyocera Corp.	16	1,605
Logitech International SA (c) (e)	18	335
Mitsumi Electric Co. Ltd.	7	122
Murata Manufacturing Co. Ltd.	19	1,326
NEC Corp.	221	661
Neopost SA (e)	3	273
NICE Systems Ltd. (c)	6	209
Nintendo Co. Ltd.	10	2,803
Nippon Electric Glass Co. Ltd.	33	474
Nokia Oyj	360	3,732
Nomura Research Institute Ltd.	8	187
NTT Data Corp.	—	428
Obic Co. Ltd.	1	121
Omron Corp.	20	522
Oracle Corp. Japan	3	162
Otsuka Corp. (e)	1	95
Renewable Energy Corp. AS (c) (e)	49	151
Ricoh Co. Ltd.	63	919
Rohm Co. Ltd.	10	631
Sage Group Plc	122	521
SAP AG	83	4,190
Seiko Epson Corp.	11	203
Shimadzu Corp.	26	201
Shinko Electric Industries Co. Ltd.	6	68
Square Enix Holdings Co. Ltd.	6	106
STMicroelectronics NV	63	652
Sumco Corp. (c) (e)	10	135
TDK Corp.	12	803
Telefonaktiebolaget LM Ericsson	290	3,361
Tokyo Electron Ltd.	16	1,014
Toshiba Corp.	389	2,111
Trend Micro Inc. (c)	9	299
United Internet AG	11	175
Yahoo! Japan Corp.	1	507
Yaskawa Electric Corp.	19	179
Yokogawa Electric Corp. (c)	18	139

		52,385
MATERIALS - 11.1%
Acerinox SA (c) (e)	9	152
Air Liquide	27	3,444
Air Water Inc.	14	178
Akzo Nobel NV	22	1,366
Alumina Ltd.	219	556
Amcor Ltd. (e)	115	795
Anglo American Plc	127	6,585
Antofagasta Plc	39	970
ArcelorMittal	83	3,137
Asahi Kasei Corp.	119	774
BASF SE	88	7,069
BHP Billiton Ltd. (e)	322	14,891
BHP Billiton Plc	212	8,418
BlueScope Steel Ltd. (e)	167	383
Boliden AB	27	555
Boral Ltd.	69	343
Cimpor Cimentos de Portugal SGPS SA	17	118
CRH Plc	67	1,393
Daicel Chemical Industries Ltd.	28	204
Daido Steel Co. Ltd.	32	187

	Shares/Par (p)	Value
Denki Kagaku Kogyo K K	49	232
Dowa Holdings Co. Ltd.	24	157
Eramet	1	184
Eurasian Natural Resources Corp.	25	406
Fletcher Building Ltd. (e)	58	347
Fortescue Metals Group Ltd. (c)	115	770
Fresnillo Plc	18	457
Givaudan SA	1	879
HeidelbergCement AG	13	844
Hitachi Chemical Co. Ltd.	9	191
Hitachi Metals Ltd.	17	203
Holcim Ltd.	24	1,798
Holmen AB	5	165
Imerys SA	4	255
Incitec Pivot Ltd.	161	653
Israel Chemicals Ltd.	43	732
Israel Corp. Ltd. (c)	—	273
James Hardie Industries SE (c) (e)	38	266
JFE Holdings Inc.	44	1,514
Johnson Matthey Plc	20	632
JSR Corp.	16	293
K+S AG	14	1,061
Kaneka Corp.	25	173
Kansai Paint Co. Ltd.	22	212
Kazakhmys Plc	21	523
Kobe Steel Ltd.	247	624
Koninklijke DSM NV	15	841
Kuraray Co. Ltd.	33	464
Lafarge SA	19	1,176
Lanxess AG	8	643
Linde AG	16	2,480
Lonmin Plc (c)	15	464
MacArthur Coal Ltd.	18	231
Makhteshim-Agan Industries Ltd. (c)	18	93
Maruichi Steel Tube Ltd.	3	72
Mitsubishi Chemical Holdings Corp.	121	819
Mitsubishi Gas Chemical Co. Inc.	35	248
Mitsubishi Materials Corp. (c)	110	350
Mitsui Chemicals Inc.	88	314
Mitsui Mining & Smelting Co. Ltd.	63	207
Newcrest Mining Ltd.	74	3,046
Nippon Paper Group Inc.	11	275
Nippon Steel Corp.	494	1,770
Nissan Chemical Industries Ltd.	15	187
Nisshin Steel Co. Ltd.	62	138
Nitto Denko Corp.	15	718
Norsk Hydro ASA	88	651
Novozymes A/S	4	611
OJI Paper Co. Ltd.	75	362
OneSteel Ltd.	125	332
Orica Ltd. (e)	35	879
Outokumpu Oyj (e)	12	223
OZ Minerals Ltd.	298	524
Randgold Resources Ltd.	8	698
Rautaruukki Oyj (e)	8	195
Rexam Plc	80	413
Rio Tinto Ltd. (e)	42	3,665
Rio Tinto Plc	139	9,721
Salzgitter AG	4	292
Shin-Etsu Chemical Co. Ltd.	40	2,140
Showa Denko KK (e)	131	294
Sika AG	—	402
Sims Metal Management Ltd.	16	360
Solvay SA	6	626
SSAB Svenskt Stal AB - Class A	16	264
Stora Enso Oyj	54	557
Sumitomo Chemical Co. Ltd.	151	741
Sumitomo Metal Industries Ltd.	322	789

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Sumitomo Metal Mining Co. Ltd.	51	888
Svenska Cellulosa AB	55	866
Syngenta AG	9	2,674
Taiyo Nippon Sanso Corp.	22	194
Teijin Ltd.	91	387
ThyssenKrupp AG	32	1,354
Tokuyama Corp.	26	134
Tokyo Steel Manufacturing Co. Ltd.	11	118
Toray Industries Inc.	136	811
Tosoh Corp.	50	162
Toyo Seikan Kaisha Ltd.	15	288
Ube Industries Ltd.	84	252
Umicore	11	574
UPM-Kymmene Oyj	49	865
Vedanta Resources Plc (e)	12	458
Voestalpine AG	11	524
Wacker Chemie AG	2	267
Xstrata Plc	198	4,641
Yamato Kogyo Co. Ltd.	4	120
Yara International ASA	19	1,078

		121,292
TELECOMMUNICATION SERVICES - 5.2%
Belgacom SA	14	473
Bezeq Israeli Telecommunication Corp. Ltd.	174	530
BT Group Plc	750	2,113
Cable & Wireless Worldwide Plc	278	284
Cellcom Israel Ltd.	5	167
Deutsche Telekom AG	273	3,505
Elisa Oyj	13	282
France Telecom SA	178	3,717
Hellenic Telecommunications Organization SA	25	203
Iliad SA (e)	1	155
Inmarsat Plc	43	447
KDDI Corp.	—	1,632
Koninklijke KPN NV	150	2,191
Millicom International Cellular SA - SDR	7	689
Mobistar SA	3	178
Nippon Telegraph & Telephone Corp.	50	2,285
NTT DoCoMo Inc.	1	2,576
Partner Communications Co. Ltd.	9	179
PCCW Ltd.	321	142
Portugal Telecom SGPS SA	54	601
Singapore Telecommunications Ltd.	771	1,831
SoftBank Corp.	78	2,696
StarHub Ltd.	65	133
Swisscom AG	2	1,002
Tele2 AB	30	630
Telecom Corp. of New Zealand Ltd.	200	337
Telecom Italia SpA	914	1,186
Telefonica SA	394	8,992
Telekom Austria AG	30	419
Telenor ASA	79	1,283
TeliaSonera AB	217	1,726
Telstra Corp. Ltd.	415	1,183
Vodafone Group Plc	5,054	13,065

		56,832
UTILITIES - 4.9%
A2A SpA	92	126
Acciona SA (e)	3	185
AGL Energy Ltd.	43	662
Centrica Plc	497	2,570
Cheung Kong Infrastructure Holdings Ltd.	46	211
Chubu Electric Power Co. Inc.	62	1,510
Chugoku Electric Power Co. Inc.	29	582
CLP Holdings Ltd.	182	1,481
Contact Energy Ltd. (c)	25	123

	Shares/Par (p)	Value
E.ON AG	173	5,267
EDP Renovaveis SA (c) (e)	17	97
Electric Power Development Co. Ltd.	12	361
Electricite de France SA	25	1,011
Enagas SA (e)	18	353
Enel Green Power SpA (c)	140	296
Enel SpA	634	3,176
Energias de Portugal SA	189	628
Fortum Oyj	42	1,274
Gas Natural SDG SA (e)	29	451
GDF Suez	119	4,267
Hokkaido Electric Power Co. Inc.	16	333
Hokuriku Electric Power Co.	16	386
Hong Kong & China Gas Co. Ltd.	411	968
Hongkong Electric Holdings Ltd.	133	835
Iberdrola Renovables SA	85	301
Iberdrola SA (e)	400	3,098
International Power Plc	143	975
Kansai Electric Power Co. Inc.	72	1,766
Kyushu Electric Power Co. Inc.	37	833
National Grid Plc	337	2,904
Osaka Gas Co. Ltd.	187	725
Public Power Corp. SA	10	148
Red Electrica Corp. SA	10	463
RWE AG	40	2,703
Scottish & Southern Energy Plc	89	1,709
Severn Trent Plc	23	521
Shikoku Electric Power Co. Inc.	17	511
Snam Rete Gas SpA	135	671
SP AusNet	110	98
Suez Environnement SA	24	504
Terna Rete Elettrica Nazionale SpA	121	510
Toho Gas Co. Ltd.	40	200
Tohoku Electric Power Co. Inc.	42	931
Tokyo Electric Power Co. Inc.	137	3,338
Tokyo Gas Co. Ltd.	244	1,080
United Utilities Group Plc	63	581
Veolia Environnement	33	963
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	7	276

		52,962

Total Common Stocks (cost $1,002,987)		1,048,205

PREFERRED STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Bayerische Motoren Werke AG	5	281
Porsche Automobil Holding SE	9	686
Volkswagen AG	16	2,674

		3,641
CONSUMER STAPLES - 0.1%
Henkel AG & Co. KGaA	17	1,041
Lindt & Spruengli AG	—	284

		1,325
HEALTH CARE - 0.1%
Fresenius SE	8	651
INDUSTRIALS - 0.1%
Schindler Holding AG	5	548
TELECOMMUNICATION SERVICES - 0.1%
Telecom Italia SpA - RSP	555	604

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
UTILITIES - 0.0%
RWE AG	4	250

Total Preferred Stocks (cost $5,448)		7,019

OTHER EQUITY INTERESTS - 0.0%

IMMOEAST AG - Escrow Shares (c) (e) (f) (u)	37	—
IMMOFINANZ AG - Escrow Shares (c) (f) (u)	27	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 8.0%
Investment Company - 2.6%
JNL Money Market Fund, 0.08% (a) (h)	28,075	28,075

Securities Lending Collateral 5.2%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	54,516	54,516
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	1,988	1,955

		56,471
Treasury Securities 0.2%
U.S. Treasury Bill, 0.13%, 03/24/11 (o)	$1,710	1,709

Total Short Term Investments (cost $86,288)		86,255

Total Investments - 104.9% (cost $1,094,723)		1,141,479
Other Assets and Liabilities, Net - (4.9%)		(53,192)

Total Net Assets - 100.0%		$1,088,287

JNL/Oppenheimer Global Growth Fund

COMMON STOCKS - 96.7%

CONSUMER DISCRETIONARY - 16.1%
Bayerische Motoren Werke AG	11	$840
Bulgari SpA (e)	248	2,690
Carnival Corp.	158	7,267
Grupo Televisa SA - ADR (c)	198	5,125
Inditex SA	70	5,221
Lottomatica SpA (e)	57	714
LVMH Moet Hennessy Louis Vuitton SA	46	7,590
McDonald’s Corp.	83	6,343
McGraw-Hill Cos. Inc.	40	1,457
Shuffle Master Inc. (c)	91	1,041
Sony Corp.	184	6,581
Tiffany & Co.	121	7,533
Tod’s SpA (e)	39	3,865
Walt Disney Co.	171	6,414
Wire & Wireless India Ltd. (c)	217	59
Zee Entertainment Enterprises Ltd.	573	1,885
Zee Learn Ltd. (c)	68	42

		64,667

CONSUMER STAPLES - 8.3%
Cia de Bebidas das Americas - ADR	133	4,122
Colgate-Palmolive Co.	69	5,570
Fomento Economico Mexicano SAB de CV (e)	975	5,453
Grupo Modelo SAB de CV (e)	489	3,040
Nestle SA	76	4,464
Shinsegae Co. Ltd. (c)	1	786
Unilever Plc	164	5,014
Wal-Mart Stores Inc.	90	4,861

		33,310

	Shares/Par (p)	Value
ENERGY - 3.7%
Technip SA (e)	59	5,458
Total SA	85	4,503
Transocean Ltd. (c)	69	4,812

		14,773

FINANCIALS - 15.4%
3i Group Plc	382	1,955
AFLAC Inc.	69	3,882
Allianz SE	46	5,446
Banco Bilbao Vizcaya Argentaria SA (e)	389	3,967
Credit Suisse Group AG	214	8,635
Dai-Ichi Life Insurance Co. Ltd.	3	4,805
Fidelity National Financial Inc. - Class A	140	1,910
Goldman Sachs Group Inc.	26	4,308
HSBC Holdings Plc (e)	532	5,452
Investor AB - Class B	201	4,309
SLM Corp. (c)	210	2,642
Societe Generale - Class A	47	2,552
Sumitomo Mitsui Financial Group Inc.	92	3,247
UBS AG (c)	315	5,173
XL Group Plc - Class A	171	3,740

		62,023

HEALTH CARE - 7.2%
Aetna Inc.	149	4,556
Amylin Pharmaceuticals Inc. (c)	157	2,312
Basilea Pharmaceutical AG (c)	3	181
Bayer AG	51	3,761
Dendreon Corp. (c)	29	1,014
Gilead Sciences Inc. (c)	34	1,241
Mitsubishi Tanabe Pharma Corp.	113	1,905
Regeneron Pharmaceuticals Inc. (c)	13	436
Roche Holding AG	15	2,143
Theravance Inc. (c) (e)	84	2,108
WellPoint Inc. (c)	88	4,999
Zimmer Holdings Inc. (c)	78	4,186

		28,842

INDUSTRIALS - 14.1%
3M Co.	62	5,357
Assa Abloy AB	229	6,458
Embraer SA - ADR	126	3,719
Emerson Electric Co.	64	3,666
European Aeronautic Defence & Space Co. NV (c)	205	4,781
Fanuc Ltd.	19	2,874
Koninklijke Philips Electronics NV	171	5,239
Lockheed Martin Corp.	23	1,626
Nidec Corp.	25	2,531
Prysmian SPA	98	1,666
Raytheon Co.	35	1,605
Secom Co. Ltd.	58	2,750
Siemens AG	95	11,826
TNT NV	106	2,799

		56,897

INFORMATION TECHNOLOGY - 28.3%
Adobe Systems Inc. (c)	156	4,812
Altera Corp.	220	7,845
Automatic Data Processing Inc.	82	3,795
Corning Inc.	199	3,837
eBay Inc. (c)	364	10,123
Hoya Corp.	150	3,629
Infosys Technologies Ltd.	91	7,032
Intuit Inc. (c)	150	7,407
Juniper Networks Inc. (c) (e)	228	8,432

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Keyence Corp.	14	3,983
Kyocera Corp.	23	2,357
Maxim Integrated Products Inc.	208	4,922
MediaTek Inc.	217	3,113
Microsoft Corp.	243	6,797
Murata Manufacturing Co. Ltd.	77	5,361
Nintendo Co. Ltd.	9	2,540
SAP AG	134	6,809
Taiwan Semiconductor Manufacturing Co. Ltd.	1,925	4,687
Telefonaktiebolaget LM Ericsson	1,399	16,218

		113,699

MATERIALS - 0.6%
Linde AG	18	2,666

TELECOMMUNICATION SERVICES - 2.2%
America Movil SAB de CV - ADR	17	969
KDDI Corp.	1	3,887
Vodafone Group Plc	1,531	3,957

		8,813

UTILITIES - 0.8%
Fortum Oyj	113	3,396

Total Common Stocks (cost $342,455)		389,086

PREFERRED STOCKS - 1.3%

CONSUMER DISCRETIONARY - 1.3%
Bayerische Motoren Werke AG	100	5,129

Total Preferred Stocks (cost $3,617)		5,129

SHORT TERM INVESTMENTS - 6.7%

Investment Company - 1.8%
JNL Money Market Fund, 0.08% (a) (h)	7,173	7,173

Securities Lending Collateral 4.9%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	18,929	18,929
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	980	964

		19,893

Total Short Term Investments (cost $27,082)		27,066

Total Investments - 104.7% (cost $373,154)		421,281
Other Assets and Liabilities, Net - (4.7%)		(19,029)

Total Net Assets - 100.0%		$402,252

JNL/PAM Asia ex-Japan Fund

COMMON STOCKS - 99.2%

CONSUMER DISCRETIONARY - 2.6%
Astra International Tbk PT	134	$810
Esprit Holdings Ltd. (e)	172	820
Hankook Tire Co. Ltd. (c)	36	1,015
Kangwon Land Inc. (c)	50	1,242

		3,887

CONSUMER STAPLES - 3.3%
Hengan International Group Co. Ltd.	139	1,195
Shinsegae Co. Ltd. (c)	7	3,833

		5,028

	Shares/Par (p)	Value

ENERGY - 8.7%
Banpu Public Co. Ltd.	95	2,505
Cairn India Ltd. (c)	249	1,854
China Petroleum & Chemical Corp.	2,546	2,437
China Shenhua Energy Co. Ltd.	411	1,722
CNOOC Ltd.	1,440	3,416
GS Holdings Corp. (c)	22	1,239

		13,173

FINANCIALS - 31.1%
AIA Group Ltd. (c)	502	1,410
Alam Sutera Realty Tbk PT	32,054	1,047
AMMB Holdings Bhd (c)	1,127	2,568
Bangkok Bank PCL	400	2,025
Bank of China Ltd.	9,372	4,944
Bumi Serpong Damai PT	12,512	1,247
China Construction Bank Corp.	3,404	3,053
China Pacific Insurance Group Co. Ltd. (e)	779	3,237
DBS Group Holdings Ltd.	285	3,184
Global Logistic Properties Ltd. (c)	795	1,338
Hana Financial Group Inc.	47	1,800
Hang Seng Bank Ltd.	169	2,780
Henderson Land Development Co. Ltd. (c) (e)	452	3,082
Infrastructure Development Finance Co. Ltd.	505	2,063
Korea Exchange Bank	197	2,040
Metropolitan Bank & Trust Co.	791	1,293
Rural Electrification Corp. Ltd.	108	725
Samsung Fire & Marine Insurance Co. Ltd.	22	4,297
Sino-Ocean Land Holdings Ltd. (e)	2,272	1,488
Wharf Holdings Ltd.	180	1,384
Yuanta Financial Holding Co. Ltd.	2,567	1,919

		46,924

HEALTH CARE - 1.8%
Ranbaxy Laboratories Ltd. (c)	203	2,721

INDUSTRIALS - 13.5%
Aditya Birla Nuvo Ltd.	18	345
Far Eastern New Century Corp	1,747	2,959
Hutchison Whampoa Ltd.	501	5,157
Hyundai Engineering & Construction Co. Ltd. (c)	55	3,527
IVRCL Infrastructures & Projects Ltd.	451	1,296
S1 Corp. (c)	21	1,060
SembCorp Industries Ltd.	802	3,212
Suzlon Energy Ltd. (c)	476	583
Tata Motors Ltd.	129	2,262

		20,401

INFORMATION TECHNOLOGY - 20.2%
AAC Acoustic Technologies Holdings Inc.	1,236	3,300
Acer Inc.	478	1,478
Foxconn Technology Co. Ltd.	676	2,711
HON HAI Precision Industry Co. Ltd.	1,078	4,345
Largan Precision Co. Ltd.	63	1,567
Mphasis Ltd.	167	2,516
Samsung Electronics Co. Ltd.	8	6,508
Shanda Games Ltd. - ADR (c) (e)	256	1,648
Sohu.com Inc. (c)	18	1,133
Taiwan Semiconductor Manufacturing Co. Ltd.	1,285	3,128
Wistron Corp.	1,060	2,160

		30,494

MATERIALS - 8.3%
China Resources Cement Holdings Ltd. (c)	1,306	991
China Shanshui Cement Group Ltd.	3,436	2,454
Hindalco Industries Ltd.	355	1,959
Huabao International Holdings Ltd.	715	1,157

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Mongolian Mining Corp. (c) (e)	706	823
POSCO Inc.	3	1,286
Sterlite Industries India Ltd.	193	807
Taiwan Fertilizer Co. Ltd.	392	1,466
Xingda International Holdings Ltd.	1,438	1,554

		12,497

TELECOMMUNICATION SERVICES - 6.6%
Axiata Group Bhd (c)	1,584	2,438
China Mobile Ltd.	170	1,683
China Unicom Hong Kong Ltd.	2,682	3,836
KT Corp. (c)	11	454
Telekomunikasi Indonesia Tbk PT	1,725	1,522

		9,933

UTILITIES - 3.1%
GVK Power & Infrastructure Ltd. (c)	1,454	1,319
Korea Electric Power Corp. (c)	123	3,266

		4,585

Total Common Stocks (cost $128,635)		149,643

RIGHTS - 0.0%
Metropolitan Bank & Trust Co. (c) (f)	82	42

Total Rights (cost $0)		42

WARRANTS - 0.0%
Henderson Land Development Co. Ltd. (c)	77	18

Total Warrants (cost $0)		18

SHORT TERM INVESTMENTS - 4.6%
Investment Company - 1.2%
JNL Money Market Fund, 0.08% (a) (h)	1,752	1,752
Securities Lending Collateral 3.4%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	5,075	5,075
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	45	44

		5,119

Total Short Term Investments (cost $6,872)		6,871

Total Investments - 103.8% (cost $135,507)		156,574
Other Assets and Liabilities, Net - (3.8%)		(5,741)

Total Net Assets - 100.0%		$150,833

JNL/Select Balanced Fund
COMMON STOCKS - 66.1%
CONSUMER DISCRETIONARY - 5.1%
Comcast Corp. - Class A	613	$13,462
Honda Motor Co. Ltd. - ADR (e)	190	7,493
Johnson Controls Inc.	192	7,335
Lowe’s Cos. Inc.	417	10,466
News Corp. - Class A	673	9,796
Staples Inc.	454	10,342
Time Warner Inc.	203	6,526

		65,420

CONSUMER STAPLES - 5.0%
Colgate-Palmolive Co.	42	3,408

	Shares/Par (p)	Value
CVS Caremark Corp.	235	8,181
PepsiCo Inc.	236	15,385
Philip Morris International Inc.	206	12,034
Procter & Gamble Co.	138	8,877
Unilever NV - NYS	290	9,109
Wal-Mart Stores Inc.	143	7,734

		64,728

ENERGY - 9.6%
Anadarko Petroleum Corp.	193	14,706
Baker Hughes Inc.	193	11,051
Chevron Corp.	353	32,220
Exxon Mobil Corp.	462	33,745
Marathon Oil Corp.	117	4,344
Occidental Petroleum Corp.	119	11,684
Total SA - ADR	152	8,129
Ultra Petroleum Corp. (c)	172	8,207

		124,086

FINANCIALS - 11.5%
ACE Ltd.	227	14,118
Bank of America Corp.	841	11,216
BB&T Corp.	258	6,772
Chubb Corp.	108	6,447
Goldman Sachs Group Inc.	34	5,768
Hartford Financial Services Group Inc.	270	7,163
JPMorgan Chase & Co.	614	26,050
Marsh & McLennan Cos. Inc.	163	4,459
MetLife Inc.	330	14,683
PNC Financial Services Group Inc.	195	11,853
UBS AG (c) (e)	506	8,341
Wells Fargo & Co.	1,034	32,056

		148,926

HEALTH CARE - 8.2%
Bristol-Myers Squibb Co.	259	6,858
Cardinal Health Inc.	249	9,528
Eli Lilly & Co.	443	15,537
Johnson & Johnson	258	15,945
Medtronic Inc.	335	12,421
Merck & Co. Inc.	548	19,764
Pfizer Inc.	1,500	26,258

		106,311

INDUSTRIALS - 8.9%
Avery Dennison Corp.	92	3,908
Cooper Industries Plc	194	11,326
Deere & Co.	133	11,021
FedEx Corp.	91	8,427
General Dynamics Corp.	146	10,360
General Electric Co.	662	12,104
Honeywell International Inc.	85	4,518
Masco Corp.	333	4,216
Northrop Grumman Corp.	97	6,277
Pentair Inc.	281	10,270
Siemens AG - ADR	82	10,139
United Continental Holdings Inc. (c)	256	6,101
United Parcel Service Inc. - Class B	126	9,152
Waste Management Inc.	197	7,249

		115,068

INFORMATION TECHNOLOGY - 9.0%
Accenture Plc - Class A	208	10,066
Analog Devices Inc.	230	8,656
Automatic Data Processing Inc.	194	8,997
Avnet Inc. (c)	186	6,134
Cisco Systems Inc. (c)	443	8,956
Corning Inc.	312	6,035

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
eBay Inc. (c)	188	5,238
Hewlett-Packard Co.	150	6,328
International Business Machines Corp.	161	23,614
Microsoft Corp.	466	13,013
QUALCOMM Inc.	200	9,883
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	343	4,304
Xilinx Inc.	173	5,025

		116,249
MATERIALS - 3.1%
Agrium Inc.	26	2,422
Barrick Gold Corp.	132	7,025
Dow Chemical Co.	268	9,143
Owens-Illinois Inc. (c)	225	6,905
Rio Tinto Plc - ADR	113	8,090
Temple-Inland Inc.	268	5,688

		39,273
TELECOMMUNICATION SERVICES - 2.5%
AT&T Inc.	1,105	32,468
UTILITIES - 3.2%
Dominion Resources Inc. (e)	231	9,868
Exelon Corp.	239	9,952
PG&E Corp.	189	9,023
PPL Corp.	185	4,875
Xcel Energy Inc.	325	7,663

		41,381

Total Common Stocks (cost $743,676)		853,910

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.1%
Ally Auto Receivables Trust, 1.35%, 12/15/15	$275	269
AmeriCredit Automobile Receivables Trust, 3.34%, 04/08/16	455	459
Avis Budget Rental Car Funding AESOP LLC, 2.09%, 04/20/14 (r)	1,375	1,354
Banc of America Commercial Mortgage Inc. REMIC
5.12%, 07/11/43	750	773
5.74%, 05/10/45 (i)	350	383
5.20%, 09/10/47 (i)	1,200	1,289
Bank of America-First Union NB Commercial Mortgage REMIC, 5.46%, 04/11/37	440	445
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.51%, 04/12/38 (i)	168	183
5.72%, 09/11/38 (i)	540	589
5.20%, 12/11/38	780	824
5.46%, 03/11/39 (i)	915	989
5.54%, 09/11/41	600	644
5.54%, 10/12/41	545	587
CarMax Auto Owner Trust, 4.79%, 02/15/13	500	512
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	853
Continental Airlines Inc. Pass-Through Trust - Class A, 5.98%, 10/19/23 (e)	270	285
Ford Credit Floorplan Master Owner Trust, 1.91%, 12/15/14 (i) (r)	1,000	1,018
GS Mortgage Securities Corp. II REMIC, 4.75%, 07/10/39	900	949
Marriott Vacation Club Trust, 5.36%, 10/20/28 (r)	31	33
Merrill Lynch Mortgage Trust REMIC, 5.05%, 07/12/38 (i)	500	533

	Shares/Par (p)	Value
Morgan Stanley Dean Witter Capital I REMIC, 5.98%, 01/15/39	538	562
OBP Depositor LLC Trust, 4.65%, 07/15/45 (r)	495	505
SBA Tower Trust, 4.25%, 04/15/40 (r)	420	435
Southwest Airlines Co. Pass-Through Trust, 6.15%, 02/01/24 (e)	226	248

Total Non-U.S. Government Agency Asset- Backed Securities (cost $14,116)		14,721

CORPORATE BONDS AND NOTES - 9.8%
CONSUMER DISCRETIONARY - 0.8%
CBS Corp.
5.75%, 04/15/20 (e)	805	855
4.30%, 02/15/21 (e)	25	24
Comcast Corp.
6.50%, 01/15/17 (e)	750	865
6.55%, 07/01/39	375	408
COX Communications Inc., 5.45%, 12/15/14	500	550
Daimler Finance North America LLC
6.50%, 11/15/13	425	481
8.50%, 01/18/31 (e)	300	401
DirecTV Holdings LLC, 3.13%, 02/15/16	900	888
Grupo Televisa SA, 6.63%, 01/15/40	375	406
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	492
NBC Universal Inc., 2.88%, 04/01/16 (r)	1,700	1,661
News America Inc., 5.65%, 08/15/20 (e)	845	948
Staples Inc., 9.75%, 01/15/14 (l)	335	406
Target Corp., 5.38%, 05/01/17	800	896
Time Warner Cable Inc.
5.85%, 05/01/17 (e)	270	301
5.00%, 02/01/20	500	515
Viacom Inc., 6.88%, 04/30/36	670	769

		10,866
CONSUMER STAPLES - 0.7%
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19 (r)	680	811
5.38%, 01/15/20 (e)	170	184
CVS Caremark Corp.
6.13%, 08/15/16	400	454
5.75%, 06/01/17	245	273
Kellogg Co., 4.00%, 12/15/20 (e)	1,300	1,282
Kraft Foods Inc., 6.25%, 06/01/12	302	323
PepsiCo Inc., 3.13%, 11/01/20	1,800	1,692
SABMiller Plc, 6.50%, 07/15/18 (r)	600	701
Wal-Mart Stores Inc., 3.63%, 07/08/20	2,300	2,238
WM Wrigley Jr. Co., 3.70%, 06/30/14 (r)	925	953

		8,911
ENERGY - 0.4%
BP Capital Markets Plc, 4.75%, 03/10/19	675	696
ConocoPhillips, 4.60%, 01/15/15	500	545
EOG Resources Inc., 5.63%, 06/01/19	190	210
Motiva Enterprises LLC, 5.75%, 01/15/20 (r) (e)	75	84
Occidental Petroleum Corp., 4.10%, 02/01/21	941	956
Shell International Finance BV
3.10%, 06/28/15	400	411
3.25%, 09/22/15	550	565
4.38%, 03/25/20	675	708
StatoilHydro ASA, 5.25%, 04/15/19	215	240
TransCanada Pipelines Ltd., 3.80%, 10/01/20 (e)	975	951

		5,366
FINANCIALS - 5.5%
Ace Capital Trust II, 9.70%, 04/01/30	525	645

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
American Express Centurion Bank, 6.00%, 09/13/17	850	947
American Express Credit Corp., 2.75%, 09/15/15	500	492
American Honda Finance Corp., 2.50%, 09/21/15 (r)	1,000	988
Ameriprise Financial Inc., 5.30%, 03/15/20	170	179
ANZ National International Ltd., 2.38%, 12/21/12 (r)	260	264
ASIF Global Financing XIX, 4.90%, 01/17/13 (r)	500	515
AXA SA, 8.60%, 12/15/30	425	476
Bank of America Corp.
6.50%, 08/01/16	2,000	2,170
5.42%, 03/15/17	700	694
7.63%, 06/01/19	800	921
Bank of New York Mellon Corp.
4.30%, 05/15/14	240	256
5.45%, 05/15/19	500	549
Bank of Nova Scotia, 3.40%, 01/22/15	625	649
Barclays Bank Plc, 6.75%, 05/22/19	320	361
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	1,300	1,271
Capital One Capital IV, 6.75%, 02/17/37 (e)	250	247
Caterpillar Financial Services Corp. - Series MTN, 2.75%, 06/24/15 (e)	600	609
CDP Financial, 4.40%, 11/25/19 (r)	600	610
Charles Schwab Corp., 4.95%, 06/01/14	190	207
Citigroup Inc.
5.50%, 10/15/14	515	555
4.59%, 12/15/15	535	558
5.85%, 08/02/16	1,300	1,395
8.50%, 05/22/19	400	497
8.13%, 07/15/39	115	146
Comerica Inc., 3.00%, 09/16/15	95	94
Credit Agricole SA, 3.50%, 04/13/15 (r)	740	745
Credit Suisse New York, 3.50%, 03/23/15	345	353
Deutsche Bank AG London, 3.45%, 03/30/15 (e)	500	512
Discover Financial Services, 6.45%, 06/12/17	90	94
Eaton Vance Corp., 6.50%, 10/02/17	160	181
EDP Finance BV, 4.90%, 10/01/19 (r) (e)	390	332
ENEL Finance International SA
5.13%, 10/07/19 (r) (e)	350	347
6.80%, 09/15/37 (r)	235	238
ERP Operating LP, 4.75%, 07/15/20	765	771
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	227
General Electric Capital Corp.
3.00%, 12/09/11	5,000	5,120
5.88%, 02/15/12	1,000	1,052
5.90%, 05/13/14	250	277
2.25%, 11/09/15	1,000	961
5.63%, 09/15/17 (e)	1,700	1,864
Goldman Sachs Group Inc.
1.63%, 07/15/11	4,000	4,029
5.35%, 01/15/16	1,700	1,826
5.63%, 01/15/17	1,350	1,428
Hartford Financial Services Group Inc., 6.10%, 10/01/41	700	661
HCP Inc., 6.00%, 01/30/17	365	382
HSBC Bank Plc, 4.13%, 08/12/20 (r) (e)	900	865
HSBC Bank USA, 5.88%, 11/01/34	250	248
HSBC Finance Corp., 6.38%, 11/27/12	500	542
ING Bank NV, 2.00%, 10/18/13 (r)	1,850	1,828
John Deere Capital Corp., 2.95%, 03/09/15	180	185
JPMorgan Chase & Co.
3.70%, 01/20/15	600	621
3.40%, 06/24/15	1,800	1,836

	Shares/Par (p)	Value
6.30%, 04/23/19	475	541
6.40%, 05/15/38 (e)	425	482
Kimco Realty Corp., 5.78%, 03/15/16	345	375
Kreditanstalt fuer Wiederaufbau, 1.25%, 10/26/15 (e)	2,000	1,912
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (e) (r)	475	497
Liberty Property LP, 6.63%, 10/01/17	225	255
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (r) (e)	625	625
MassMutual Global Funding II, 2.88%, 04/21/14 (r)	172	175
MetLife Global Funding I Inc., 2.50%, 09/29/15 (r)	1,200	1,183
Metropolitan Life Global Funding I, 2.88%, 09/17/12 (r) (e)	600	615
Morgan Stanley
2.00%, 09/22/11	5,000	5,061
6.00%, 05/13/14 (e)	400	432
5.38%, 10/15/15 (e)	170	179
5.45%, 01/09/17	700	726
National Rural Utilities Cooperative Finance Corp., 5.45%, 02/01/18	1,000	1,104
Nomura Holdings Inc., 5.00%, 03/04/15	280	292
Nordea Bank AB, 3.70%, 11/13/14 (r)	345	356
Northern Trust Corp., 3.45%, 11/04/20	490	469
PNC Funding Corp., 5.40%, 06/10/14	525	575
Private Export Funding Corp., 2.25%, 12/15/17	1,985	1,881
Prudential Financial Inc.
5.50%, 03/15/16	425	455
6.00%, 12/01/17 (e)	450	500
Rabobank Nederland NV, 3.20%, 03/11/15 (r)	750	763
Realty Income Corp.
6.75%, 08/15/19	355	401
5.75%, 01/15/21	335	346
Royal Bank of Scotland Plc, 4.88%, 03/16/15	500	511
Simon Property Group LP
4.20%, 02/01/15 (e)	600	627
6.10%, 05/01/16	325	364
Sovereign Bank, 8.75%, 05/30/18	450	491
Standard Chartered Plc, 3.85%, 04/27/15 (r)	265	273
Svenska Handelsbanken AB, 4.88%, 06/10/14 (r)	700	744
U.S. Bank NA, 4.95%, 10/30/14	450	490
US Bancorp, 2.88%, 11/20/14	500	512
Wachovia Corp.
5.25%, 08/01/14	500	533
5.75%, 06/15/17	1,500	1,661
WEA Finance LLC
5.70%, 10/01/16 (r)	100	108
7.13%, 04/15/18 (r) (e)	350	403
Wells Fargo & Co., 3.75%, 10/01/14 (e)	575	600

		71,337

HEALTH CARE - 0.5%
Amgen Inc.
6.15%, 06/01/18	425	496
5.70%, 02/01/19	350	398
Express Scripts Inc., 6.25%, 06/15/14	160	179
Schering-Plough, 5.30%, 12/01/13 (l)	450	500
Merck & Co. Inc., 4.00%, 06/30/15	370	397
Pfizer Inc., 6.20%, 03/15/19	700	820
Roche Holdings Inc., 6.00%, 03/01/19 (l) (r)	750	872
Thermo Fisher Scientific Inc.
3.25%, 11/20/14	140	144
3.20%, 05/01/15	180	184
UnitedHealth Group Inc.
5.50%, 11/15/12	379	406
3.88%, 10/15/20 (e)	600	572

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
WellPoint Inc., 4.35%, 08/15/20	1,000	992

		5,960
INDUSTRIALS -0.3%
Boeing Co., 3.75%, 11/20/16 (e)	860	900
Cargill Inc., 5.60%, 09/15/12 (r) (e)	485	521
Deere & Co., 4.38%, 10/16/19	185	193
Pitney Bowes Inc., 5.75%, 09/15/17	385	405
Raytheon Co., 1.63%, 10/15/15	835	801
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (r)	675	776
Southwest Airlines Co., 5.75%, 12/15/16 (e)	500	529
United Parcel Service Inc., 4.88%, 11/15/40 (e)	370	358

		4,483
INFORMATION TECHNOLOGY -0.5%
Cisco Systems Inc., 4.45%, 01/15/20	500	524
Dell Inc., 5.88%, 06/15/19	460	503
Fiserv Inc., 6.13%, 11/20/12	247	267
Hewlett-Packard Co., 3.75%, 12/01/20 (e)	1,000	978
International Business Machines Corp., 2.00%, 01/05/16	1,300	1,271
Intuit Inc., 5.40%, 03/15/12	550	576
Microsoft Corp., 4.50%, 10/01/40 (e)	650	609
Oracle Corp., 6.13%, 07/08/39 (e)	500	561
Xerox Corp.
8.25%, 05/15/14	345	403
6.75%, 02/01/17 (e)	75	87
6.35%, 05/15/18 (e)	50	56
5.63%, 12/15/19	30	32

		5,867
MATERIALS -0.0%
Agrium Inc., 6.13%, 01/15/41	210	222
TELECOMMUNICATION SERVICES -0.4%
AT&T Inc.
2.50%, 08/15/15	500	498
6.45%, 06/15/34	480	509
6.80%, 05/15/36	150	166
BellSouth Corp., 6.55%, 06/15/34	300	316
BellSouth Telecommunications Inc., 7.00%, 12/01/95	70	72
Deutsche Telekom International Finance BV, 8.75%, 06/15/30 (l)	275	370
France Telecom SA, 4.38%, 07/08/14	230	246
Telecom Italia Capital SA, 5.25%, 10/01/15	675	691
Verizon Global Funding Corp., 7.75%, 12/01/30 (e)	500	620
Verizon Wireless Capital LLC, 5.55%, 02/01/14	500	551
Vodafone Group Plc, 5.45%, 06/10/19 (e)	600	659

		4,698
UTILITIES -0.7%
Abu Dhabi National Energy Co.
5.62%, 10/25/12 (r)	250	262
5.88%, 10/27/16 (r)	195	205
Atmos Energy Corp., 6.35%, 06/15/17	385	424
Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	250	281
Duke Energy Carolinas LLC, 4.30%, 06/15/20	875	902
Florida Power & Light Co., 5.25%, 02/01/41 (e)	1,465	1,483
Indianapolis Power & Light Co. (insured by AMBAC Assurance Corp.), 6.60%, 06/01/37 (r)	500	546
MidAmerican Energy Co., 5.65%, 07/15/12	500	534
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	350	378

	Shares/Par (p)	Value
Niagara Mohawk Power Corp., 3.55%, 10/01/14 (r)	415	431
Oncor Electric Delivery Co. LLC, 5.25%, 09/30/40 (r) (e)	325	312
Pennsylvania Electric Co., 5.20%, 04/01/20	600	620
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	68
Public Service Co. of Colorado, 5.13%, 06/01/19	500	545
Public Service Electric & Gas Co., 2.70%, 05/01/15	230	232
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	111
5.35%, 05/15/40	800	818
Southern California Edison Co., 5.55%, 01/15/37	500	521

		8,673

Total Corporate Bonds and Notes (cost $123,005)		126,383

GOVERNMENT AND AGENCY OBLIGATIONS -19.0%
GOVERNMENT SECURITIES -7.7%
Federal Home Loan Mortgage Corp. -0.4% (w)
Federal Home Loan Mortgage Corp., 3.50%, 05/29/13	5,000	5,311
Municipals -0.7%
Bay Area Toll Authority, 6.26%, 04/01/49	600	593
Dallas Area Rapid Transit (insured by AMBAC Assurance Corp.), 6.00%, 12/01/44	890	923
Illinois State Toll Highway Municipal Bond, 6.18%, 01/01/34	565	553
Irvine Ranch Water District, 2.61%, 03/15/14	545	553
Los Angeles Unified School District, 5.75%, 07/01/34	800	747
Maryland Transportation Authority, 5.89%, 07/01/43	270	280
Massachusetts School Building Authority, 5.72%, 08/15/39	500	519
New Jersey State Turnpike Authority, 7.41%, 01/01/40	205	225
New York State Thruway Authority, Miscellaneous Revenue, RB, 5.88%, 04/01/30	840	845
New York, NJ, Port Authority Revenue
5.86%, 12/01/24	180	183
6.04%, 12/01/29	105	104
North Texas Tollway Authority, 6.72%, 01/01/49	850	832
Oregon School Boards Association (insured by AMBAC Assurance Corp.), 4.76%, 06/30/28	420	374
Oregon State Department of Transportation, 5.83%, 11/15/34	255	260
San Antonio Texas Electric & Gas, 5.99%, 02/01/39	135	138
State of Utah, Series B, 3.29%, 07/01/20	1,000	936
University of California Build America Bond, 5.77%, 05/15/43	615	579
University of California, Series F, 6.58%, 05/15/49	370	362
University of Missouri, 5.96%, 11/01/39	360	371

		9,377
Sovereign -0.5%
Financing Corp. Fico, 0.00%, 12/06/13 -12/27/13 (j)	495	473
Province of Ontario, Canada, 4.00%, 10/07/19 (e)	550	565
Qatar Government International Bond, 4.00%, 01/20/15 (r)	425	440

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Resolution Funding Corp., 0.00%, 04/15/14 (j)	2,550	2,417
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	2,086

		5,981
U.S. Treasury Securities - 6.1%
U.S. Treasury Bond
4.25%, 05/15/39	1,000	985
4.38%, 11/15/39	2,438	2,451
4.63%, 02/15/40	5,100	5,342
U.S. Treasury Note
0.88%, 04/30/11	6,100	6,114
1.00%, 09/30/11	15,500	15,584
4.50%, 03/31/12 (e)	2,225	2,339
1.38%, 05/15/12	13,000	13,173
4.75%, 05/31/12	2,000	2,122
3.13%, 09/30/13	2,500	2,652
1.88%, 02/28/14	2,000	2,048
1.75%, 07/31/15	7,000	6,978
1.25%, 10/31/15, TBA (g)	5,000	4,839
3.88%, 05/15/18	1,000	1,076
3.63%, 02/15/20	12,915	13,403

		79,106
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 11.3%
Federal Home Loan Mortgage Corp. - 2.9%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17 - 12/01/39	4,370	4,769
6.50%, 11/01/17	34	37
4.50%, 05/01/18 - 03/01/39	9,441	9,716
7.00%, 11/01/30 - 10/01/32	174	199
4.00%, 01/15/41, TBA (g)	23,500	23,327

		38,048
Federal National Mortgage Association - 8.0%
Federal National Mortgage Association
6.00%, 01/01/18 - 09/01/38	778	849
4.88%, 09/01/19	99	105
4.21%, 11/01/19 - 07/01/20	528	536
3.74%, 07/01/20 - 10/01/20	324	320
4.04%, 07/01/20	100	100
3.75%, 08/01/20	149	147
3.99%, 08/01/20	249	249
4.03%, 08/01/20	100	100
3.43%, 09/01/20	150	144
3.54%, 09/01/20	25	24
3.55%, 09/01/20	249	242
3.56%, 09/01/20	58	56
3.59%, 09/01/20	130	126
3.61%, 09/01/20	15	15
3.65%, 09/01/20	25	24
3.68%, 09/01/20 - 09/01/20	201	197
3.69%, 09/01/20	50	49
3.70%, 09/01/20	40	39
3.73%, 09/01/20	50	49
3.81%, 09/01/20	50	49
3.83%, 09/01/20	25	25
3.93%, 09/01/20	199	199
3.50%, 10/01/20	50	48
3.66%, 10/01/20	125	122
3.50%, 01/15/26 - 01/15/41 , TBA (g)	16,000	15,617
5.00%, 06/01/28 - 08/01/40	11,651	12,257
7.50%, 09/01/29	29	34
7.00%, 10/01/33	178	203
4.50%, 11/01/33 - 03/01/39	16,316	16,771
5.50%, 03/01/38 - 06/01/39	8,751	9,373
5.00%, 01/15/41, TBA (g)	12,000	12,615
5.50%, 01/15/41, TBA (g)	14,000	14,978
6.00%, 01/15/41, TBA (g)	9,000	9,782

	Shares/Par (p)	Value
6.50%, 01/15/41, TBA (g)	6,500	7,223

		102,667
Government National Mortgage Association - 0.4%
Government National Mortgage Association
6.50%, 04/15/26	36	41
5.50%, 11/15/32 - 02/15/36	325	352
7.00%, 01/15/33 - 05/15/33	51	58
6.00%, 02/15/33 - 01/15/35	277	306
5.00%, 06/20/33 - 09/15/38	3,915	4,189
REMIC, 7.50%, 09/16/35	19	22

		4,968

Total Government and Agency Obligations (cost $244,518)		245,458

SHORT TERM INVESTMENTS - 12.0%
Investment Company - 10.1%
JNL Money Market Fund, 0.08% (a) (h)	130,095	130,095
Securities Lending Collateral 1.9%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	21,829	21,829
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	2,097	2,062

		23,891

Total Short Term Investments (cost $154,021)		153,986

Total Investments - 108.0% (cost $1,279,336)		1,394,458
Other Assets and Liabilities, Net - (8.0%)		(103,255)

Total Net Assets - 100.0%		$1,291,203

JNL/Select Value Fund
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 11.0%
CBS Corp. - Class B	567	$ 10,807
Comcast Corp. - Class A	814	17,891
General Motors Co. (c)	147	5,422
Home Depot Inc.	357	12,513
Kohl’s Corp. (c)	298	16,166
Mattel Inc.	497	12,636
Nordstrom Inc.	140	5,942
Stanley Black & Decker Inc.	319	21,298
Staples Inc.	474	10,798
Target Corp.	234	14,064

		127,537
CONSUMER STAPLES - 7.3%
CVS Caremark Corp.	438	15,215
General Mills Inc.	141	5,025
Kraft Foods Inc. - Class A	447	14,079
Molson Coors Brewing Co. - Class B	221	11,082
PepsiCo Inc.	195	12,726
Philip Morris International Inc.	225	13,140
Sysco Corp.	453	13,330

		84,597
ENERGY - 12.7%
Apache Corp.	119	14,141
Baker Hughes Inc.	258	14,750
Chevron Corp.	371	33,845
ConocoPhillips	235	15,990
EOG Resources Inc.	74	6,728

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Exxon Mobil Corp.	220	16,057
Marathon Oil Corp.	312	11,561
Occidental Petroleum Corp.	255	24,966
Southwestern Energy Co. (c)	217	8,133

		146,171
FINANCIALS - 23.1%
ACE Ltd.	360	22,410
Ameriprise Financial Inc.	156	9,001
Bank of America Corp.	1,182	15,761
Bank of New York Mellon Corp.	404	12,196
BlackRock Inc.	68	12,864
Chubb Corp.	233	13,908
Credit Suisse Group AG - ADR	258	10,426
Goldman Sachs Group Inc.	117	19,691
JPMorgan Chase & Co.	818	34,683
Marsh & McLennan Cos. Inc.	608	16,623
PNC Financial Services Group Inc.	392	23,820
Principal Financial Group Inc.	328	10,667
U.S. Bancorp	423	11,416
Unum Group	512	12,401
Wells Fargo & Co.	1,310	40,600

		266,467
HEALTH CARE - 11.1%
Abbott Laboratories	210	10,037
Amgen Inc. (c)	216	11,842
Baxter International Inc.	224	11,314
Covidien Plc	234	10,675
Johnson & Johnson	182	11,226
Merck & Co. Inc.	357	12,866
Pfizer Inc.	1,546	27,067
Teva Pharmaceutical Industries Ltd. - ADR (e)	272	14,179
UnitedHealth Group Inc.	350	12,639
Zimmer Holdings Inc. (c)	119	6,377

		128,222
INDUSTRIALS - 11.1%
3M Co.	119	10,227
Boeing Co.	153	9,985
General Electric Co.	1,416	25,902
Illinois Tool Works Inc.	232	12,410
Ingersoll-Rand Plc	435	20,498
PACCAR Inc.	180	10,353
Textron Inc. (e)	496	11,721
Tyco International Ltd.	400	16,576
Waste Management Inc.	291	10,740

		128,412
INFORMATION TECHNOLOGY - 9.4%
Analog Devices Inc.	331	12,473
Cisco Systems Inc. (c)	652	13,194
Hewlett-Packard Co.	248	10,454
Intel Corp.	729	15,335
Maxim Integrated Products Inc.	360	8,508
Microsoft Corp.	615	17,157
QUALCOMM Inc.	188	9,299
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	693	8,685
Xilinx Inc. (e)	465	13,484

		108,589
MATERIALS - 6.2%
CF Industries Holdings Inc.	76	10,204
Dow Chemical Co.	389	13,263
EI Du Pont de Nemours & Co.	229	11,423
Mosaic Co.	157	11,988
Nucor Corp.	108	4,746

	Shares/Par (p)	Value
Rexam Plc - ADR (e)	194	5,005
Steel Dynamics Inc.	803	14,693

		71,322
TELECOMMUNICATION SERVICES - 2.8%
AT&T Inc.	1,104	32,445
UTILITIES - 3.1%
Edison International	249	9,600
Entergy Corp.	157	11,092
NextEra Energy Inc.	96	4,991
Northeast Utilities	301	9,600

		35,283

Total Common Stocks (cost $980,095)		1,129,045

SHORT TERM INVESTMENTS - 2.7%
Investment Company - 2.3%
JNL Money Market Fund, 0.08% (a) (h)	26,760	26,760
Securities Lending Collateral 0.4%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	4,560	4,560
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	344	338

		4,898

Total Short Term Investments (cost $31,664)		31,658

Total Investments - 100.5% (cost $1,011,759)		1,160,703
Other Assets and Liabilities, Net - (0.5%)		(5,378)

Total Net Assets - 100.0%		$1,155,325

JNL/T.Rowe Price Established Growth Fund
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 18.7%
Amazon.com Inc. (c)	350	$62,964
AutoZone Inc. (c)	31	8,450
Carmax Inc. (c)	314	10,023
Carnival Plc	191	8,875
Chipotle Mexican Grill Inc. - Class A (c)	27	5,678
Coach Inc.	359	19,856
Ctrip.com International Ltd. - ADR (c)	204	8,240
Discovery Communications Inc. - Class A (c)	146	6,105
Dollar General Corp. (c)	204	6,266
General Motors Co. (c)	137	5,035
Las Vegas Sands Corp. (c)	180	8,257
Liberty Media Corp. - Interactive (c)	646	10,189
Lowe’s Cos. Inc.	374	9,370
Marriott International Inc. - Class A	415	17,247
MGM Resorts International (c) (e)	203	3,012
NetFlix Inc. (c) (e)	8	1,388
Nike Inc. - Class B	172	14,692
O’Reilly Automotive Inc. (c)	153	9,250
Priceline.com Inc. (c)	34	13,551
Ross Stores Inc.	81	5,136
Starbucks Corp.	678	21,775
Starwood Hotels & Resorts Worldwide Inc.	205	12,466
Walt Disney Co.	381	14,280

		282,105
CONSUMER STAPLES - 2.4%
Colgate-Palmolive Co.	45	3,617
Costco Wholesale Corp.	161	11,604

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
PepsiCo Inc.	152	9,950
Procter & Gamble Co.	163	10,490

		35,661
ENERGY - 8.7%
Cameron International Corp. (c)	240	12,155
EOG Resources Inc.	163	14,909
FMC Technologies Inc. (c)	130	11,532
McDermott International Inc. (c)	286	5,917
Murphy Oil Corp.	133	9,878
Occidental Petroleum Corp.	170	16,716
Peabody Energy Corp.	168	10,762
Petroleo Brasileiro SA - ADR	206	7,025
Schlumberger Ltd.	327	27,288
Suncor Energy Inc.	407	15,580

		131,762
FINANCIALS - 7.3%
American Express Co.	450	19,327
Discover Financial Services	335	6,204
Franklin Resources Inc.	194	21,564
IntercontinentalExchange Inc. (c)	104	12,392
Invesco Ltd.	580	13,947
JPMorgan Chase & Co.	449	19,051
Northern Trust Corp.	171	9,447
U.S. Bancorp	329	8,878

		110,810
HEALTH CARE - 6.1%
Allergan Inc.	141	9,682
Celgene Corp. (c)	136	8,019
Edwards Lifesciences Corp. (c)	94	7,623
Express Scripts Inc. (c)	498	26,895
Human Genome Sciences Inc. (c)	207	4,946
Illumina Inc. (c) (e)	159	10,065
McKesson Corp.	215	15,097
Stryker Corp.	178	9,543

		91,870
INDUSTRIALS - 15.2%
3M Co.	157	13,515
Babcock & Wilcox Co. (c)	116	2,958
Caterpillar Inc.	61	5,713
Cummins Inc.	60	6,546
Danaher Corp.	951	44,845
Deere & Co.	89	7,425
Emerson Electric Co.	249	14,247
Expeditors International Washington Inc.	233	12,727
Fastenal Co. (e)	251	15,031
FedEx Corp.	291	27,047
Joy Global Inc.	70	6,099
PACCAR Inc.	181	10,387
Precision Castparts Corp.	130	18,125
Rockwell Automation Inc.	116	8,353
Union Pacific Corp.	154	14,270
United Parcel Service Inc. - Class B	199	14,451
WW Grainger Inc.	64	8,880

		230,619
INFORMATION TECHNOLOGY - 31.2%
Accenture Plc - Class A	307	14,896
Akamai Technologies Inc. (c)	209	9,815
Apple Inc. (c)	348	112,089
ASML Holding NV	191	7,327
Autodesk Inc. (c)	79	3,005
Autonomy Corp. Plc (c)	112	2,637
Baidu.com - ADR (c)	292	28,158
Broadcom Corp. - Class A	372	16,201

	Shares/Par (p)	Value
Corning Inc.	1,043	20,141
Dolby Laboratories Inc. - Class A (c) (e)	222	14,804
eBay Inc. (c)	473	13,155
EMC Corp. (c)	220	5,047
Google Inc. - Class A (c)	132	78,107
Juniper Networks Inc. (c)	553	20,413
Mail.ru Group Ltd. - GDR (c) (f)	10	342
Marvell Technology Group Ltd. (c)	179	3,317
MasterCard Inc. - Class A	78	17,548
NetApp Inc. (c)	165	9,086
QUALCOMM Inc.	614	30,402
Rovi Corp. (c)	136	8,408
Salesforce.com Inc. (c)	8	1,109
Samsung Electronics Co. Ltd.	7	5,750
Tencent Holdings Ltd.	539	11,712
Visa Inc. - Class A	412	29,018
Western Union Co.	486	9,017

		471,504
MATERIALS - 5.4%
Agnico-Eagle Mines Ltd.	67	5,139
Air Products & Chemicals Inc.	86	7,849
BHP Billiton Ltd. (e)	312	14,424
Freeport-McMoRan Copper & Gold Inc.	99	11,913
Mosaic Co.	114	8,736
Praxair Inc.	348	33,204

		81,265
TELECOMMUNICATION SERVICES - 3.8%
American Tower Corp. - Class A (c)	473	24,411
Crown Castle International Corp. (c)	753	32,996

		57,407

Total Common Stocks (cost $1,155,560)		1,493,003

PREFERRED STOCKS - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Groupon Inc. (f) (q)	108	3,407

Total Preferred Stocks (cost $3,407)		3,407

SHORT TERM INVESTMENTS - 2.8%

Investment Companies - 1.4%
JNL Money Market Fund, 0.08% (a) (h)	250	250
T. Rowe Price Reserves Investment Fund, 0.27% (a) (h)	21,210	21,210
Securities Lending Collateral 1.4%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	18,620	18,620
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	2,778	2,732

		21,351

Total Short Term Investments (cost $42,858)		42,812

Total Investments - 101.8% (cost $1,201,825)		1,539,222
Other Assets and Liabilities, Net - (1.8%)		(27,593)

Total Net Assets - 100.0%		$1,511,629

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
JNL/T.Rowe Price Mid-Cap Growth Fund
COMMON STOCKS - 95.5%
CONSUMER DISCRETIONARY - 14.8%
Bed Bath & Beyond Inc. (c)	141	$6,930
Cablevision Systems Corp. - Class A	405	13,705
Carmax Inc. (c)	499	15,908
Chipotle Mexican Grill Inc. - Class A (c)	83	17,651
Choice Hotels International Inc.	159	6,085
Coach Inc.	142	7,854
Discovery Communications Inc. - Class A (c)	205	8,548
Discovery Communications Inc. - Class C (c)	237	8,696
Dollar General Corp. (c) (e)	538	16,500
Expedia Inc.	549	13,774
Gaylord Entertainment Co. (c)	74	2,660
Lamar Advertising Co. - Class A (c)	405	16,135
Liberty Media Corp. - Starz (c)	104	6,914
Liberty Media Corp. - Interactive (c)	617	9,730
Madison Square Garden Inc. - Class A (c)	91	2,346
Marriott International Inc. - Class A	413	17,156
O’Reilly Automotive Inc. (c)	218	13,172
Panera Bread Co. - Class A (c)	55	5,567
Starbucks Corp.	208	6,683
Tim Hortons Inc.	150	6,184
Wynn Resorts Ltd.	52	5,400

		207,598
CONSUMER STAPLES - 1.7%
Shoppers Drug Mart Corp. (e)	308	12,245
Whole Foods Market Inc. (c)	241	12,192

		24,437
ENERGY - 9.2%
Alpha Natural Resources Inc. (c)	105	6,303
Atlas Energy Inc. (c)	224	9,849
Consol Energy Inc.	326	15,889
Continental Resources Inc. (c)	122	7,180
EQT Corp.	177	7,950
FMC Technologies Inc. (c)	157	13,959
McDermott International Inc. (c)	835	17,276
Peabody Energy Corp.	136	8,701
Range Resources Corp.	309	13,899
SM Energy Co.	139	8,191
Trican Well Service Ltd.	409	8,285
Ultra Petroleum Corp. (c)	240	11,465

		128,947
FINANCIALS - 7.8%
AON Corp.	241	11,088
CBOE Holdings Inc. (e)	171	3,898
Eaton Vance Corp. (e)	241	7,285
Fifth Third Bancorp	320	4,698
First Republic Bank (c)	18	524
HCC Insurance Holdings Inc.	17	487
Interactive Brokers Group Inc. (c)	168	2,994
IntercontinentalExchange Inc. (c)	79	9,413
LPL Investment Holdings Inc. (c)	25	909
MSCI Inc. - Class A (c)	329	12,818
NYSE Euronext	277	8,304
Popular Inc. (c)	1,440	4,522
Principal Financial Group Inc.	342	11,135
SunTrust Banks Inc.	172	5,076
TCF Financial Corp. (e)	479	7,094
TD Ameritrade Holding Corp.	618	11,736
WR Berkley Corp.	258	7,064

		109,045

	Shares/Par (p)	Value
HEALTH CARE - 15.6%
Alexion Pharmaceuticals Inc. (c)	91	7,330
BioMarin Pharmaceutical Inc. (c)	173	4,659
Bruker Corp. (c)	338	5,611
CareFusion Corp. (c)	449	11,539
Cephalon Inc. (c)	208	12,838
Cerner Corp. (c) (e)	42	3,979
Community Health Systems Inc. (c)	378	14,126
Covance Inc. (c)	277	14,241
CR Bard Inc.	138	12,664
Dentsply International Inc.	346	11,823
Edwards Lifesciences Corp. (c)	173	13,985
Elan Corp. Plc - ADR (c)	492	2,819
Henry Schein Inc. (c)	224	13,751
Human Genome Sciences Inc. (c)	343	8,194
Idexx Laboratories Inc. (c) (e)	138	9,552
Illumina Inc. (c) (e)	193	12,225
Laboratory Corp. of America Holdings (c)	88	7,737
Qiagen NV (c) (e)	405	7,918
Regeneron Pharmaceuticals Inc. (c)	174	5,713
SXC Health Solutions Corp. (c)	65	2,786
Theravance Inc. (c) (e)	204	5,114
Valeant Pharmaceuticals International Inc.	399	11,288
Vertex Pharmaceuticals Inc. (c) (e)	173	6,060
Waters Corp. (c)	173	13,444

		219,396
INDUSTRIALS - 17.7%
A123 Systems Inc. (c) (e)	165	1,574
Alliant Techsystems Inc. (c)	41	3,052
AMETEK Inc.	594	23,315
Babcock & Wilcox Co. (c)	446	11,413
Danaher Corp.	70	3,302
Fastenal Co. (e)	266	15,936
Foster Wheeler AG (c)	138	4,764
Gardner Denver Inc.	239	16,448
Goodrich Corp.	96	8,455
Hertz Global Holdings Inc. (c) (e)	1,104	15,997
IDEX Corp.	309	12,088
IHS Inc. - Class A (c) (e)	242	19,454
Manpower Inc.	144	9,037
MSC Industrial Direct Co. - Class A	121	7,828
Quanta Services Inc. (c)	690	13,745
Robert Half International Inc.	397	12,148
Rockwell Collins Inc.	173	10,079
Roper Industries Inc.	241	18,420
Textron Inc.	449	10,614
UTi Worldwide Inc.	361	7,653
Verisk Analytics Inc. - Class A (c)	217	7,395
WABCO Holdings Inc. (c)	225	13,709
Wabtec Corp.	46	2,433

		248,859
INFORMATION TECHNOLOGY - 25.6%
Akamai Technologies Inc. (c)	102	4,799
Altera Corp.	352	12,524
Atheros Communications Inc. (c)	171	6,142
Autodesk Inc. (c)	139	5,310
Booz Allen Hamilton Holding Corp. – Class A (c)	22	427
Cree Inc. (c) (e)	116	7,643
Dolby Laboratories Inc. - Class A (c) (e)	208	13,874
Electronic Arts Inc. (c)	347	5,684
Equinix Inc. (c)	87	7,070
Factset Research Systems Inc.	139	13,033
First Solar Inc. (c) (e)	42	5,466
Fiserv Inc. (c)	294	17,217

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
FLIR Systems Inc. (c)	356	10,591
Gartner Inc. - Class A (c)	344	11,421
Global Payments Inc.	370	17,098
Intersil Corp. - Class A	381	5,818
JDS Uniphase Corp. (c)	1,258	18,216
Juniper Networks Inc. (c)	386	14,251
Marvell Technology Group Ltd. (c)	379	7,030
McAfee Inc. (c)	218	10,096
MEMC Electronic Materials Inc. (c)	585	6,587
Microchip Technology Inc. (e)	324	11,084
Micros Systems Inc. (c)	207	9,079
National Semiconductor Corp.	690	9,494
Nuance Communications Inc. (c)	689	12,526
Nvidia Corp. (c)	448	6,899
PMC - Sierra Inc. (c)	311	2,672
Rackspace Hosting Inc. (c) (e)	174	5,465
Red Hat Inc. (c)	320	14,608
Rovi Corp. (c)	242	15,006
Silicon Laboratories Inc. (c)	173	7,961
Solera Holdings Inc.	276	14,164
Trimble Navigation Ltd. (c)	311	12,418
Varian Semiconductor Equipment Associates Inc. (c)	242	8,947
WebMD Health Corp. - Class A (c)	25	1,290
Western Union Co.	759	14,095
Xilinx Inc.	448	12,983

		358,988
MATERIALS - 2.1%
Agnico-Eagle Mines Ltd.	237	18,178
Franco-Nevada Corp.	229	7,660
HudBay Minerals Inc.	175	3,194

		29,032
UTILITIES - 1.0%
Calpine Corp. (c)	1,103	14,714

Total Common Stocks (cost $1,020,758)		1,341,016

SHORT TERM INVESTMENTS - 11.4%

Investment Companies - 4.7%
JNL Money Market Fund, 0.08% (a) (h)	4,056	4,056
T. Rowe Price Reserves Investment Fund, 0.27% (a) (h)	62,363	62,363
Securities Lending Collateral 6.7%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	88,427	88,427
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	5,908	5,811

		94,238

Total Short Term Investments (cost $160,754)		160,657

Total Investments - 106.9% (cost $1,181,512)		1,501,673
Other Assets and Liabilities, Net - (6.9%)		(96,713)

Total Net Assets - 100.0%		$1,404,961

JNL/T.Rowe Price Value Fund
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 11.1%
Bed Bath & Beyond Inc. (c)	131	$6,429
Cablevision Systems Corp. - Class A	351	11,885
Comcast Corp. - Special Class A	398	8,289

	Shares/Par (p)	Value
Discovery Communications Inc. - Class C (c)	335	12,280
General Motors Co. (c)	254	9,348
H&R Block Inc.	647	7,706
Harley-Davidson Inc.	189	6,559
Home Depot Inc.	184	6,461
International Game Technology	407	7,196
Kohl’s Corp. (c)	204	11,107
Liberty Media Corp. (c)	27	1,810
Liberty Media Corp. - Capital (c)	22	1,364
Lowe’s Cos. Inc.	240	6,024
Madison Square Garden Inc. - Class A (c)	128	3,304
Time Warner Cable Inc.	193	12,711
Time Warner Inc.	441	14,197

		126,670
CONSUMER STAPLES - 3.8%
Avon Products Inc.	187	5,440
Kellogg Co.	128	6,538
Kimberly-Clark Corp.	135	8,511
Kroger Co.	258	5,762
PepsiCo Inc.	84	5,468
Philip Morris International Inc.	114	6,655
Procter & Gamble Co.	73	4,683

		43,057
ENERGY - 16.6%
Alpha Natural Resources Inc. (c)	73	4,352
Baker Hughes Inc.	230	13,171
Chevron Corp.	278	25,386
ConocoPhillips	74	5,033
Consol Energy Inc.	227	11,054
El Paso Corp.	853	11,736
EQT Corp.	200	8,977
Exxon Mobil Corp.	132	9,659
Hess Corp.	90	6,871
Murphy Oil Corp.	199	14,806
Nexen Inc.	566	12,952
Peabody Energy Corp.	189	12,073
Royal Dutch Shell Plc - ADR	223	14,919
Schlumberger Ltd.	178	14,871
Spectra Energy Corp.	664	16,598
Total SA - ADR	115	6,145

		188,603
FINANCIALS - 21.7%
American Express Co.	233	10,005
Ameriprise Financial Inc.	53	3,056
AON Corp.	289	13,274
Bank of America Corp.	1,061	14,150
CIT Group Inc. (c)	218	10,244
Citigroup Inc. (c)	2,173	10,277
Fifth Third Bancorp	132	1,938
First Horizon National Corp. (c)	759	8,938
Goldman Sachs Group Inc.	44	7,449
JPMorgan Chase & Co.	585	24,799
Lazard Ltd. - Class A	293	11,578
Marsh & McLennan Cos. Inc.	254	6,953
Moody’s Corp.	497	13,182
Morgan Stanley	416	11,322
NYSE Euronext	242	7,261
PNC Financial Services Group Inc.	93	5,629
Principal Financial Group Inc.	192	6,248
Regions Financial Corp.	1,443	10,099
SLM Corp. (c)	744	9,368
St. Joe Co. (c) (e)	358	7,831
State Street Corp.	112	5,176
SunTrust Banks Inc.	271	8,011
U.S. Bancorp	403	10,880

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

	Shares/Par (p)	Value
Wells Fargo & Co.	847	26,255
Willis Group Holdings Plc	90	3,120

		247,043
HEALTH CARE - 9.3%
Amgen Inc. (c)	171	9,393
CIGNA Corp.	252	9,253
Covidien Plc	352	16,086
Johnson & Johnson	171	10,576
Medtronic Inc.	188	6,988
Merck & Co. Inc.	362	13,039
Pfizer Inc.	1,851	32,406
WellPoint Inc. (c)	149	8,461

		106,202
INDUSTRIALS - 9.9%
3M Co.	131	11,271
Boeing Co.	42	2,734
Fluor Corp.	144	9,535
General Electric Co.	1,101	20,143
Honeywell International Inc.	215	11,424
Illinois Tool Works Inc.	229	12,239
Lockheed Martin Corp.	50	3,461
Raytheon Co.	130	6,043
Republic Services Inc. - Class A	268	8,014
Southwest Airlines Co.	1,000	12,981
Tyco International Ltd.	101	4,202
Union Pacific Corp.	65	6,014
Waste Management Inc.	110	4,070

		112,131
INFORMATION TECHNOLOGY - 10.2%
Analog Devices Inc.	234	8,807
Applied Materials Inc.	924	12,984
CA Inc.	251	6,144
Dell Inc. (c)	548	7,419
Electronic Arts Inc. (c)	261	4,270
Hewlett-Packard Co.	145	6,083
International Business Machines Corp.	104	15,190
Microsoft Corp.	603	16,825
Motorola Inc. (c)	386	3,501
Texas Instruments Inc.	442	14,375
Tyco Electronics Ltd.	305	10,786
Western Union Co.	511	9,495

		115,879
MATERIALS - 5.8%
Anglo American Plc	156	8,133
Eastman Chemical Co.	33	2,800
International Paper Co.	592	16,118
MeadWestvaco Corp.	182	4,761
Monsanto Co.	115	8,030
United States Steel Corp. (e)	181	10,568
Vulcan Materials Co. (e)	70	3,101
Weyerhaeuser Co.	677	12,808

		66,319
TELECOMMUNICATION SERVICES - 2.4%
AT&T Inc.	457	13,429
CenturyLink Inc. (e)	134	6,168
Qwest Communications International Inc.	184	1,399
Sprint Nextel Corp. (c) (e)	624	2,638
Vodafone Group Plc	1,217	3,146

		26,780
UTILITIES - 5.7%
AES Corp. (c)	1,061	12,925
Allegheny Energy Inc.	147	3,568

	Shares/Par (p)	Value
CenterPoint Energy Inc.	507	7,972
Entergy Corp.	145	10,292
Exelon Corp.	121	5,022
NiSource Inc.	299	5,274
NRG Energy Inc. (c)	501	9,789
PPL Corp.	364	9,588

		64,430

Total Common Stocks (cost $968,869)		1,097,114

PREFERRED STOCKS - 1.3%

FINANCIALS - 1.2%

Citigroup Inc., Convertible Preferred, 7.50%	57	7,805
Fifth Third Bancorp, Convertible Preferred, 8.50%, Series G (m)	40	5,869

		13,674
UTILITIES - 0.1%
PPL Corp., Convertible Preferred, 9.50%	27	1,455

Total Preferred Stocks (cost $10,620)		15,129

INVESTMENT COMPANIES - 0.4%
T. Rowe Price Institutional Floating Rate Fund (a)	410	4,227

Total Investment Companies (cost $3,698)		4,227

CORPORATE BONDS AND NOTES - 0.2%
CONSUMER DISCRETIONARY - 0.1%
International Game Technology, 3.25%, 05/01/14 (e)	$1,007	1,162
MATERIALS - 0.1%
United States Steel Corp., 4.00%, 05/15/14 (e)	327	634

Total Corporate Bonds and Notes (cost $1,348)		1,796

SHORT TERM INVESTMENTS - 2.9%
Investment Companies - 1.7%
JNL Money Market Fund, 0.08% (a) (h)	4,638	4,638
T. Rowe Price Reserves Investment Fund, 0.27% (a) (h)	14,447	14,447
Securities Lending Collateral 1.2%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (h)	12,419	12,419
Securities Lending Liquidating Fund LLC, 0.66% (a) (h)	1,843	1,812

		14,231

Total Short Term Investments (cost $33,347)		33,316

Total Investments - 101.3% (cost $1,017,882)		1,151,582
Other Assets and Liabilities, Net - (1.3%)		(14,806)

Total Net Assets - 100.0%		$1,136,776

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

(a)	Investment in affiliate.
(b)

The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At December 31, 2010, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)

Security fair valued in good faith in accordance with the procedures established by the Trust’s Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to the Schedules of Investments.

(g)

Investment purchased on a delayed delivery basis. As of December 31, 2010, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/Capital Guardian Global Balanced Fund $2,464; JNL/Goldman Sachs Core Plus Bond Fund $670,588; JNL/Mellon Capital Management Bond Index Fund $61,410; JNL/PIMCO Real Return Fund $1,134,441; JNL/PIMCO Total Return Bond Fund $1,337,924; and JNL/Select Balanced Fund $88,570.

(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2010.
(i)	Variable rate security. Rate stated was in effect as of December 31, 2010.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of December 31, 2010.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(n)	Foreign or U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security or cash is pledged or segregated collateral. See Pledged or Segregated Collateral in these Notes to the Schedules of Investments.
(p)	Par amounts are listed in United States Dollars unless otherwise noted. Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.
(q)

Restricted Security. Restricted as to public resale. Restricted security or Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted Securities in these Notes to the Schedules of Investments.

(r)

Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The sub-adviser deemed this security to be liquid based on procedures approved by the Board. As of December 31, 2010, the value of Rule 144A and Section 4(2) liquid securities was as follows: JNL/BlackRock Commodity Securities Fund, $65,564; JNL/Franklin Templeton Income Fund, $222,828; JNL/Goldman Sachs Core Plus Bond Fund, $139,332; JNL/Goldman Sachs Emerging Markets Debt Fund, $1,544; JNL/Ivy Asset Strategy Fund, $64,378; JNL/JPMorgan U.S. Government & Quality Bond Fund, $7,002; JNL/Mellon Capital Management Bond Index Fund, $3,976; JNL/PIMCO Real Return Fund, $264,167; JNL/PIMCO Total Return Bond Fund, $380,356; JNL/PPM America High Yield Bond Fund, $332,830; JNL/Select Balanced Fund, $23,897; JNL/Select Money Market Fund, $105,072; and JNL/T. Rowe Price Short-Term Bond Fund, $97,504.

(s)	Foreign or U.S. Treasury inflation indexed note, par amount is not adjusted for inflation.
(t)	The Fund had an unfunded loan commitment at December 31, 2010. See Unfunded Loan Commitments in these Notes to Schedules of Investments.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(v)	The counterparty for the over-the-counter options transactions were CSI, GSC and MSC.
(w)	The securities in this category are a direct debt of the agency and not collateralized by mortgages.
(x)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2010. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

*

A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the Shareholder Service Center at 1-800-873-5654.

Currencies:

ARS - Argentine Peso	EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	TRY - New Turkish Lira
AUD - Australian Dollar	GBP - British Pound	NOK - Norwegian Krone	TWD - Taiwan Dollar
BRL - Brazilian Real	HKD - Hong Kong Dollar	NZD - New Zealand Dollar	USD - United States Dollar
CAD - Canadian Dollar	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol	ZAR - South African Rand
CHF - Swiss Franc	IDR - Indonesian Rupiah	PHP - Philippine Peso
CLP - Chilean Peso	ILS - Israeli New Shekels	PLN - Polish Zloty
CNY - Chinese Yuan	INR - Indian Rupee	RUB - Russian Ruble
COP - Colombian Peso	JPY - Japanese Yen	SEK - Swedish Krona
DKK - Danish Krone	KRW - Korean Won	SGD - Singapore Dollar
EGP - Egyptian Pound	MXN - Mexican Peso	THB - Thai Baht

Abbreviations:

“-” Amount rounds to less than one thousand	CDX - Credit Default Swap Index
ABS - Asset Backed Security	CLO - Collateralized Loan Obligation
ADR - American Depositary Receipt	CPI - Consumer Price Index
AMBAC - AMBAC Indemnity Corp.	CPURNSA - CPI Urban Consumers Index Non-Seasonably
ASX - Australian Stock Exchange	Adjusted
BDR - Brazilian Depository Receipt	DAX - Deutscher Aktienindex
CAC - Cotation Assistee en Continu	ETF - Exchange-Traded Fund
CDO - Collateralized Debt Obligation

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Abbreviations (continued):
Euro-Bobl - debt instrument issued by the Federal Republic of	RB - Revenue Bond
Germany with a term of 4.5 to 5.5 years	REIT - Real Estate Investment Trust
Euro-Bund - debt instrument issued by the Federal Republic of	REMIC - Real Estate Mortgage Investment Conduit
Germany with a term of 8.5 to 10.5 years	RSP - Risparmio Shares
FDR - Fiduciary Depository Receipt	SDR - Swedish Depository Receipt
FTSE - Financial Times and the London Stock Exchange	SPDR - Standard & Poor’s Depository Receipt
GDR - Global Depository Receipt	SPI - Schedule Performance Index
GO - General Obligation	TBA - To Be Announced (Securities purchased on a delayed
HSCEI - Hang Seng China Enterprises Index	delivery basis)
IBEX - Iberia Index	TSX - Toronto Stock Exchange
KOSPI - Korea Composite Stock Price Index	TAIEX - Taiwan Stock Exchange Capitalization Weighted Stock
LIBOR - London Interbank Offered Rate	Index
MBS - Mortgage Backed Security	virt-x - a cross border recognized investment exchange
MIB - Milano Indice Borsa	VVPR - Voter-Verified Paper Record
NYS - New York Registered Shares

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended. The following table details restricted securities, including Rule 144A securities that have not been deemed liquid, held by the Funds at December 31, 2010.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Commodity Securities Fund
Uranium Energy Corp.	11/02/2010	$1,243	$2,209	0.2	%
Uranium Energy Corp. Warrant	10/22/2010	—	—	—

		$1,243	$2,209	0.2	%

JNL/Capital Guardian Global Balanced Fund
AES Panama SA, 6.35%, 12/21/16	01/04/2008	$298	$322	0.1	%
AIA Group Ltd.	10/25/2010	1,962	2,031	0.6
ASAT Holdings Ltd., 13.00%	07/28/2006	1	—	—
Agricultural Bank of China- Class H	07/09/2010	361	433	0.1
Altegrity Inc., 10.50%, 11/01/15	07/27/2009	158	205	0.1
BNP Paribas	11/28/2007	705	609	0.2
Croatia Government International Bond, 6.75%, 11/05/19	10/30/2009	630	654	0.2
Dominican Republic International Bond, 8.63%, 04/20/27	12/17/2009	158	168	0.1
Dubai Electricity & Water Authority, 6.38%, 10/21/16	10/15/2010	100	97	—
Dubai Electricity & Water Authority, 7.38%, 10/21/20	10/15/2010	125	117	—
E.ON International Finance BV, 5.80%, 04/30/18	01/14/2010	542	565	0.2
Egypt Government International Bond, 5.75%, 04/29/20	11/04/2010	136	129	—
First Data Corp., 8.25%, 01/15/21	12/22/2009	86	96	—
First Data Corp., 8.75%, 01/15/22	12/22/2009	87	96	—
First Data Corp., 12.63%, 01/15/21	12/22/2009	167	192	0.1
Georgia Gulf Corp., 9.00%, 01/15/17	10/11/2010	321	326	0.1
KT&G Corp. - GDR	09/14/2006	118	122	—
LG Chem Ltd. - GDR	09/08/2009	134	276	0.1
Liberty Mutual Group Inc., 7.50%, 08/15/36	08/06/2009	263	348	0.1
Michaels Stores Inc., 7.75%, 11/01/18	12/15/2010	247	249	0.1
Roche Holdings Inc., 6.00%, 03/01/19	05/19/2009	417	465	0.1
Societe Generale, 5.75%, 04/20/16	08/07/2008	144	159	—
Standard Chartered Bank, 6.40%, 09/26/17	12/18/2007	299	321	0.1
TransDigm Inc., 7.75%, 12/15/18	12/02/2010	400	414	0.1
UniCredit SpA	09/09/2009	1,205	764	0.2

		$9,064	$9,158	2.6	%

JNL/Capital Guardian Global Diversified Research Fund
AIA Group Ltd.	10/25/2010	$3,449	$3,489	0.8	%
BNP Paribas	10/08/2008	1,326	1,609	0.4
LG Chem Ltd. - GDR	12/17/2009	2,024	3,600	0.8

		$6,799	$8,698	2.0	%

JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	02/06/2007	$5,972	$8,206	1.7	%

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Franklin Templeton Mutual Shares Fund
Cerberus Capital Management LP	08/06/2007	$999	$809	0.1%
Cerberus Capital Management LP	08/06/2007	999	809	0.1
Cerberus Capital Management LP	08/06/2007	500	405	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	08/06/2007	780	632	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	08/06/2007	780	631	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	08/06/2007	390	316	0.1
Harrah’s Investment LP	11/16/2008	39	16	—

		$4,487	$3,618	0.6%

JNL/JPMorgan Mid Cap Growth Fund
Apollo Global Management LLC	11/02/2007	$2,028	$587	0.3%

JNL/Lazard Mid Cap Equity Fund
Better Place	04/23/2010	$1,015	$1,015	0.5%

JNL/T.Rowe Price Established Growth Fund
Groupon Inc.	12/17/2010	$3,407	$3,407	0.2%

Investments in Affiliates - See Note 6 in the Notes to the Financial Statements for further discussion of investments in affiliates. During the year ended December 31, 2010, certain Funds invested in money market funds, which are managed by Jackson National Asset Management, LLC (“Adviser”) or an affiliate of the Funds. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser. The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments. Income received from the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC is aggregated with income from securities lending when received from the custodian and each Fund’s affiliated income is included in the income from affiliates on the Statements of Operations. The JNL/BlackRock Global Allocation Fund (“BlackRock Feeder Fund”) invests primarily all of its investable assets in the BlackRock Global Allocation Portfolio (“BlackRock Master Fund”). Due to its ownership of more than 5% of the shares of the BlackRock Master Fund, the BlackRock Feeder Fund may be deemed an affiliated person thereof under the Investment Company Act of 1940. The JNL/Mellon Capital Management S&P 500 Index Fund invested in Bank of New York Mellon Corp., the parent company of its sub-adviser. The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Company® and the Funds’ Adviser. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. The JNL/T. Rowe Price Value Fund invested in the T. Rowe Price Institutional Floating Rate Fund which is an affiliate of the Fund. The JNL/T. Rowe Price Short-Term Bond Fund invested in the T. Rowe Price Term Asset-Backed Securities Loan Facility which is an affiliate of the Fund.

The following table details each Fund’s long-term investments in affiliates held at December 31, 2010.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (Loss)	Value End of Period
JNL/Mellon Capital Management S&P 500 Index Fund	Bank of New York Mellon Corp.	3,008	1,042	35	45	(2)	4,327
JNL/Mellon Capital Management International Index Fund	Prudential plc	1,858	595	—	66	—	2,552

JNL/T. Rowe Price Value Fund	T. Rowe Price Institutional Floating Rate Fund	8,104	307	4,432	346	860	4,227

The following table details cash management investments in affiliates held at December 31, 2010. There was no realized gain or loss relating to transactions in these investments during the year ended December 31, 2010.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/BlackRock Commodity Securities Fund	$9,840	$62,860	$21
JNL/Capital Guardian Global Balanced Fund	13,868	16,241	6
JNL/Capital Guardian Global Diversified Research Fund	18,355	14,275	8
JNL/Eagle SmallCap Equity Fund	3,885	21,944	5
JNL/Franklin Templeton Global Growth Fund	25,086	28,349	15
JNL/Franklin Templeton Income Fund	90,379	67,966	40
JNL/Franklin Templeton Mutual Shares Fund	50,580	62,650	28
JNL/Franklin Templeton Small Cap Value Fund	17,414	20,020	10
JNL/Goldman Sachs Mid Cap Value Fund	12,147	23,029	8
JNL/Goldman Sachs U.S. Equity Flex Fund	4,692	4,931	2

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)
December 31, 2010

Investments in Affiliates

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Invesco Global Real Estate Fund	$8,814	$8,743	$6
JNL/Invesco International Growth Fund	36,147	37,733	19
JNL/Invesco Large Cap Growth Fund	17,262	18,815	27
JNL/Invesco Small Cap Growth Fund	4,526	4,579	2
JNL/Ivy Asset Strategy Fund	29,184	100,979	39
JNL/JPMorgan International Value Fund	14,166	11,098	7
JNL/JPMorgan MidCap Growth Fund	5,286	5,111	3
JNL/Lazard Emerging Markets Fund	46,043	60,363	32
JNL/Lazard Mid Cap Equity Fund	4,587	11,284	4
JNL/Mellon Capital Management S&P 500 Index Fund	29,658	16,641	17
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	7,170	12,073	8
JNL/Mellon Capital Management Small Cap Index Fund	14,720	12,878	7
JNL/Mellon Capital Management International Index Fund	15,534	28,075	11
JNL/Mellon Capital Management Bond Index Fund	26,989	44,153	20
JNL/Oppenheimer Global Growth Fund	6,887	7,173	4
JNL/PAM Asia ex-Japan Fund	2,890	1,752	1
JNL/Select Balanced Fund	39,129	130,095	51
JNL/Select Value Fund	22,516	26,760	14
JNL/T. Rowe Price Established Growth Fund	2,905	250	1
JNL/T. Rowe Price Mid-Cap Growth Fund	4,417	4,056	3
JNL/T. Rowe Price Value Fund	9,543	4,638	2

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$5,950	$21,210	$30
JNL/T. Rowe Price Mid-Cap Growth Fund	42,725	62,363	143
JNL/T. Rowe Price Value Fund	16,472	14,447	37

Unfunded Loan Commitments – See Note 3 in the Notes to the Financial Statements for further discussion of unfunded commitments. The following table details unfunded loan commitments at December 31, 2010.

JNL/Franklin Templeton Mutual Shares Fund	Unfunded Commitment
Realogy Corp. Term Loan Revolver, 0.00%, 10/10/13	$582

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange, investments in mutual funds or securities lending collateral, which are valued as a practical expedient at its daily reported net asset value (“NAV”). Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as: trading activity of similar markets or securities, or changes in the security’s underlying index or comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are not available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please see Note 2 in the Notes to the Financial Statements for security valuation accounting policies.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

The following table summarizes each Fund’s investments in securities and other financial instruments as of December 31, 2010 by valuation level.

	Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

JNL/BlackRock Commodity Securities Fund
Common Stocks	$453,359	$5,758	$–	$459,117	$–	$–	$–	$–
Commodity Indexed Structured Notes	–	210,771	–	210,771	–	–	–	–
Short Term Securities	240,516	270,961	–	511,477	–	–	–	–

Fund Total	$693,875	$487,490	$–	$1,181,365	$–	$–	$–	$–
JNL/Capital Guardian Global Balanced Fund
Common Stocks	$171,044	$63,439	$–	$234,483	$–	$–	$–	$–
Preferred Stocks	1,320	–	–	1,320	–	–	–	–
Rights	16	–	–	16	–	–	–	–
Corporate Bonds and Notes	–	20,671	–	20,671	–	–	–	–
Government and Agency Obligations	–	88,227	–	88,227	–	–	–	–
Short Term Securities	30,112	–	–	30,112	–	–	–	–

Fund Total	$202,492	$172,337	$–	$374,829	$–	$–	$–	$–
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$333,250	$89,067	$–	$422,317	$–	$–	$–	$–
Corporate Bonds and Notes	–	372	–	372	–	–	–	–
Short Term Securities	24,367	–	–	24,367	–	–	–	–

Fund Total	$357,617	$89,439	$–	$447,056	$–	$–	$–	$–
JNL/Eagle SmallCap Equity Fund
Common Stocks	$584,039	$–	$–	$584,039	$–	$–	$–	$–
Short Term Securities	55,204	–	–	55,204	–	–	–	–

Fund Total	$639,243	$–	$–	$639,243	$–	$–	$–	$–
JNL/Franklin Templeton Global Growth Fund
Common Stocks	$361,547	$84,665	$–	$446,212	$–	$–	$–	$–
Short Term Securities	33,620	–	–	33,619	–	–	–	–

Fund Total	$395,167	$84,665	$–	$479,831	$–	$–	$–	$–
JNL/Franklin Templeton Income Fund
Common Stocks	$349,609	$17,323	$–	$366,932	$–	$–	$–	$–
Preferred Stocks	13,880	34,960	–	48,840	–	–	–	–
Warrants	251	–	–	251	–	–	–	–
Non-U.S. Government Agency ABS	–	7,607	–	7,607	–	–	–	–
Corporate Bonds and Notes	–	556,103	7	556,110	–	–	–	–
Government and Agency Obligations	–	6,188	–	6,188	–	–	–	–
Short Term Securities	249,521	–	–	249,521	–	–	–	–

Fund Total	$613,261	$622,181	$7	$1,235,449	$–	$–	$–	$–
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$438,991	$70,748	$4,578	$514,317	$–	$–	$–	$–
Corporate Bonds and Notes[1]	–	16,937	1,579	18,516	–	(565)	–	(565)
Short Term Securities	73,425	–	–	73,425	–	–	–	–

Fund Total	$512,416	$87,685	$6,157	$606,258	$–	$(565)	$–	$(565)
JNL/Franklin Templeton Small Cap Value Fund
Common Stocks	$274,072	$–	$–	$274,072	$–	$–	$–	$–
Short Term Securities	30,672	–	–	30,672	–	–	–	–

Fund Total	$304,744	$–	$–	$304,744	$–	$–	$–	$–
JNL/Goldman Sachs MidCap Value Fund
Common Stocks	$490,056	$–	$–	$490,056	$–	$–	$–	$–
Short Term Securities	31,802	–	–	31,802	–	–	–	–

Fund Total	$521,858	$–	$–	$521,858	$–	$–	$–	$–
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$145,714	$–	$–	$145,714	$(35,216)	$–	$–	$(35,216)
Short Term Securities	4,931	–	–	4,931	–	–	–	–

Fund Total	$150,645	$–	$–	$150,645	$(35,216)	$–	$–	$(35,216)
JNL/Invesco Global Real Estate Fund
Common Stocks	$556,534	$94,317	$–	$650,851	$–	$–	$–	$–
Short Term Securities	39,619	–	–	39,619	–	–	–	–

Fund Total	$596,153	$94,317	$–	$690,470	$–	$–	$–	$–
JNL/Invesco International Growth Fund
Common Stocks	$377,831	$172,048	$–	$549,879	$–	$–	$–	$–
Short Term Securities	64,044	–	–	64,044	–	–	–	–

Fund Total	$441,875	$172,048	$–	$613,923	$–	$–	$–	$–
JNL/Invesco Large Cap Growth Fund
Common Stocks	$888,774	$–	$–	$888,774	$–	$–	$–	$–
Short Term Securities	25,059	–	–	25,059	–	–	–	–

Fund Total	$913,833	$–	$–	$913,833	$–	$–	$–	$–

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”
	Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

JNL/Invesco Small Cap Growth Fund
Common Stocks	$145,867	$–	$–	$145,867	$–	$–	$–	$–
Short Term Securities	18,035	–	–	18,035	–	–	–	–

Fund Total	$163,902	$–	$–	$163,902	$–	$–	$–	$–
JNL/Ivy Asset Strategy Fund
Common Stocks	$605,782	$88,202	$–	$693,984	$–	$–	$–	$–
Preferred Stocks	13,021	38,776	–	51,797	–	–	–	–
Options Purchased	601	–	6,037	6,638	–	–	–	–
Precious Metals	110,710	–	–	110,710	–	–	–	–
Short Term Securities	100,979	–	–	100,979	–	–	–	–

Fund Total	$831,093	$126,978	$6,037	$964,108	$–	$–	$–	$–
JNL/JPMorgan International Value Fund
Common Stocks	$329,211	$252,435	$–	$581,646	$–	$–	$–	$–
Preferred Stocks	–	9,019	–	9,019	–	–	–	–
Short Term Securities	33,214	–	–	33,214	–	–	–	–

Fund Total	$362,425	$261,454	$–	$623,879	$–	$–	$–	$–
JNL/JPMorgan Mid Cap Growth Fund
Common Stocks	$226,337	$–	$587	$226,924	$–	$–	$–	$–
Short Term Securities	20,141	–	–	20,141	–	–	–	–

Fund Total	$246,478	$–	$587	$247,065	$–	$–	$–	$–
JNL/Lazard Emerging Markets Fund
Common Stocks	$1,022,578	$275,082	$–	$1,297,660	$–	$–	$–	$–
Preferred Stocks	37,327	–	–	37,327	–	–	–	–
Short Term Securities	129,721	–	–	129,721	–	–	–	–

Fund Total	$1,189,626	$275,082	$–	$1,464,708	$–	$–	$–	$–
JNL/Lazard Mid Cap Equity Fund
Common Stocks	$203,309	$–	$–	$203,309	$–	$–	$–	$–
Preferred Stocks	–	–	1,015	1,015	–	–	–	–
Short Term Securities	13,184	–	–	13,184	–	–	–	–

Fund Total	$216,493	$–	$1,015	$217,508	$–	$–	$–	$–
JNL/Mellon Capital Management S&P 500 Index Fund
Common Stocks	$1,322,092	$–	$–	$1,322,092	$–	$–	$–	$–
Short Term Securities	29,780	1,295	–	31,075	–	–	–	–

Fund Total	$1,351,872	$1,295	$–	$1,353,167	$–	$–	$–	$–
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Common Stocks	$657,969	$–	$–	$657,969	$–	$–	$–	$–
Short Term Securities	53,214	940	–	54,154	–	–	–	–

Fund Total	$711,184	$940	$–	$712,123	$–	$–	$–	$–
JNL/Mellon Capital Management Small Cap Index Fund
Common Stocks	$699,827	$–	$45	$699,872	$–	$–	$–	$–
Short Term Securities	95,998	895	–	96,893	–	–	–	–

Fund Total	$795,825	$895	$45	$796,765	$–	$–	$–	$–
JNL/Mellon Capital Management International Index Fund
Common Stocks	$523,101	$525,104	$–	$1,048,205	$–	$–	$–	$–
Preferred Stocks	–	7,019	–	7,019	–	–	–	–
Short Term Securities	84,545	1,710	–	86,255	–	–	–	–

Fund Total	$607,646	$533,833	$–	$1,141,479	$–	$–	$–	$–
JNL/Oppenheimer Global Growth Fund
Common Stocks	$242,189	$146,897	–	$389,086	$–	$–	$–	$–
Preferred Stocks	–	5,129	–	5,129	–	–	–	–
Short Term Securities	27,066	–	–	27,066	–	–	–	–

Fund Total	$269,255	$152,026	$–	$421,281	$–	$–	$–	$–
JNL/PAM Asia ex-Japan Fund
Common Stocks	$107,976	$41,667	$–	$149,643	$–	$–	$–	$–
Rights	–	42	–	42	–	–	–	–
Warrants	18	–	–	18	–	–	–	–
Short Term Securities	6,871	–	–	6,871	–	–	–	–

Fund Total	$114,865	$41,709	$–	$156,574	$–	$–	$–	$–
JNL/Select Balanced Fund
Common Stocks	$853,910	$–	$–	$853,910	$–	$–	$–	$–
Non-U.S. Government Agency ABS	–	14,721	–	14,721	–	–	–	–
Corporate Bonds and Notes	–	126,383	–	126,383	–	–	–	–
Government and Agency Obligations	–	245,458	–	245,458	–	–	–	–
Short Term Securities	153,986	–	–	153,986	–	–	–	–

Fund Total	$1,007,896	$386,562	$–	$1,394,458	$–	$–	$–	$–

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”
	Assets - Securities				Liabilities - Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Select Value Fund
Common Stocks	$1,129,045	$–	$–	$1,129,045	$–	$–	$–	$–
Short Term Securities	31,658	–	–	31,658	–	–	–	–

Fund Total	$1,160,703	$–	$–	$1,160,703	$–	$–	$–	$–
JNL/T.Rowe Price Established Growth Fund
Common Stocks	$1,486,911	$6,092	$–	$1,493,003	$–	$–	$–	$–
Preferred Stocks	–	–	3,407	3,407	–	–	–	–
Short Term Securities	42,812	–	–	42,812	–	–	–	–

Fund Total	$1,529,723	$6,092	$3,407	$1,539,222	$–	$–	$–	$–
JNL/T.Rowe Price Mid-Cap Growth Fund
Common Stocks	$1,341,016	$–	$–	$1,341,016	$–	$–	$–	$–
Short Term Securities	160,657	–	–	160,657	–	–	–	–

Fund Total	$1,501,674	$–	$–	$1,501,673	$–	$–	$–	$–
JNL/T.Rowe Price Value Fund
Common Stocks	$1,097,114	$–	$–	$1,097,114	$–	$–	$–	$–
Preferred Stocks	5,870	9,259	–	15,129	–	–	–	–
Investment Companies	4,227	–	–	4,227	–	–	–	–
Corporate Bonds and Notes	–	1,796	–	1,796	–	–	–	–
Short Term Securities	33,316	–	–	33,316	–	–	–	–

Fund Total	$1,140,527	$11,055	$–	$1,151,582	$–	$–	$–	$–

1Unfunded loan commitments in the JNL/Franklin Templeton Mutual Shares Fund are not reflected in the Schedules of Investments. The unfunded loan commitments and unrealized appreciation on these commitments are included in payable for investment securities purchased and other assets, respectively, in the Statements of Assets and Liabilities.

	Assets - Other Financial Instruments[1]				Liabilities - Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$-	$284	$-	$284	$-	$(147)	$-	$(147)
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$-	$1,605	$-	$1,605	$-	$(3,350)	$-	$(3,350)
JNL/Ivy Asset Strategy Fund
Written Options	$-	$-	$-	$-	$(225)	$-	$(1,583)	$(1,808)
Open Forward Foreign Currency Contracts	-	-	-	-	-	(3,797)	-	(3,797)
Total Return Swap Agreements	-	15	-	15	-	(41)	-	(41)
Fund Total	$-	$15	$-	$15	$(225)	$(3,838)	$(1,583)	$(5,646)
JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$-	$5,552	$-	$5,552	$-	$(1,290)	$-	$(1,290)
JNL/Mellon Capital Management S&P 500 Index Fund
Open Futures Contracts	$104	$-	$-	$104	$-	$-	$-	$-
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Open Futures Contracts	$71	$-	$-	$71	$-	$-	$-	$-
JNL/Mellon Capital Management Small Cap Index Fund
Open Futures Contracts	$118	$-	$-	$118	$-	$-	$-	$-
JNL/Mellon Capital Management International Index Fund
Open Futures Contracts	$32	$-	$-	$32	$(237)	$-	$-	$(237)
Open Forward Foreign Currency Contracts	-	921	-	921	-	(452)	-	(452)
Fund Total	$32	$921	$-	$953	$(237)	$(452)	$-	$(689)

[1]Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include, but are not limited to forward foreign currency contracts, futures contracts, options written and swap agreements. Options purchased are included in Investments in Securities. All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.

Significant transfers between Level 1 and Level 2 valuations during the year ended December 31, 2010, related to certain Fund’s using an independent statistical fair value model pricing service to value certain foreign securities as described in Note 2 in the Notes to the Financial Statements. In instances when criteria constituting a significant event exists and foreign investments are valued using an independent statistical fair value pricing service, they are considered Level 2 valuations. In the absence of the existence of such criteria, the same foreign investments are generally valued using market prices from the applicable exchange and are considered Level 1 valuations. Significant event criteria existed as of December 31, 2009 and December 31, 2010, and therefore, certain foreign investments were valued as Level 2 valuations. In addition, securities lending collateral funds which were valued as a Level 2 at December 31, 2009, were valued as a Level 1 at December 31, 2010. There were no significant transfers into or out of Level 3.

The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value during the year ended December 31, 2010:

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

	Balance at Beginning of Period	Transfers Into Level 3 During the Period	Transfers Out of Level 3 During the Period	Total Realized and Change in Unrealized Gain/(Loss)	Purchases	(Sales)	Balance at End of Period	Change In Unrealized Appreciation/ (Depreciation) During the Period For Level 3 Investments held at End of Period[2]
JNL/Capital Guardian Global Balanced Fund
Government and Agency Obligations	$147	$-	$-	$28	$428	$(603)	$-	$-

Fund Total Investments in Securities	$147	$-	$-	$28	$428	$(603)	$-	$-
JNL/Franklin Templeton Income Fund
Corporate Bond and Notes	$-	$14	$-	$(7)	$-	$-	$7	$(7)

Fund Total Investments in Securities	$-	$14	$-	$(7)	$-	$-	$7	$(7)
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$965	$-	$-	$1,105	$2,508	$-	$4,578	$1,118
Corporate Bond and Notes	391	-	-	1,188	-	-	1,579	1,188

Fund Total Investments in Securities	$1,356	$-	$-	$2,293	$2,508	$-	$6,157	$2,306
JNL/Ivy Asset Strategy Fund
Options Purchased	$-	$-	$-	$12	$6,025	$-	$6,037	$12

Fund Total Investments in Securities	$-	$-	$-	$12	$6,025	$-	$6,037	$12
Investments in Other Financial Instruments[1]
Written Options	$-	$-	$-	$(333)	$-	$(1,250)	$(1,583)	$(333)

Fund Total Investments in Other
Financial Instruments	$-	$-	$-	$(333)	$-	$(1.250)	$(1,583)	$(333)
JNL/JPMorgan MidCap Growth Fund
Common Stocks	$440	$-	$147	$-	$-	$-	$587	$147

Fund Total Investments in Securities	$440	$-	$147	$-	$-	$-	$587	$147
JNL/Lazard Emerging Markets Fund
Common Stocks	$5,840	$-	$(5,840)	$-	$-	$-	$-	$-

Fund Total Investments in Securities	$5,840	$-	$(5,840)	$-	$-	$-	$-	$-
JNL/Lazard Mid Cap Equity Fund
Preferred Stocks	$-	$-	$-	$-	$1,015	$-	$1,015	$-

Fund Total Investments in Securities	$-	$-	$-	$-	$1,015	$-	$1,015	$-
JNL/Mellon Capital Management Small Cap Index Fund
Common Stocks	$-	$-	$-	$20	$25	$-	$45	$20

Fund Total Investments in Securities	$-	$-	$-	$20	$25	$-	$45	$20
JNL/Mellon Capital Management International Index Fund
Common Stocks	$-	$7	$-	$(7)	$-	$-	$-	$(7)

Fund Total Investments in Securities	$-	$7	$-	$(7)	$-	$-	$-	$(7)
JNL/T. Rowe Price Established Growth Fund
Preferred Stocks	$-	$-	$-	$-	$3,407	$-	$3,407	$-

Fund Total Investments in Securities	$-	$-	$-	$-	$3,407	$-	$3,407	$-

1Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include forward foreign currency contracts, futures contracts, options written and swap agreements. Options purchased are included in Investments in Securities. All derivatives, except for options written are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.

2The change in unrealized appreciation/(depreciation) for Level 3 investments held at December 31, 2010 is included in net change in unrealized appreciation or depreciation in the Statements of Operations.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2010

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Index Options
JNL/Ivy Asset Strategy Fund
** Euro Stoxx 50 Index Put Option	02/18/2011	2,450.00	799	$(174)
** Euro Stoxx 50 Index Put Option	02/18/2011	2,500.00	612	(168)
** Euro Stoxx 50 Index Put Option	02/18/2011	2,550.00	821	(294)
** Euro Stoxx 50 Index Put Option	03/18/2011	2,450.00	824	(336)
** Euro Stoxx 50 Index Put Option	03/18/2011	2,500.00	1,218	(611)
Euro Stoxx 50 Index Put Option	03/18/2011	2,500.00	211	(107)
Euro Stoxx 50 Index Put Option	03/18/2011	2,450.00	284	(118)

			4,769	$(1,808)

* Swaptions are illiquid investments.

** Written options fair valued in good faith in accordance with procedures established by the Board. Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs. See FASB ASC Topic 820 note in these Notes to the Schedule of Investments.

Summary of Written Options	Contracts	Premiums
JNL/Ivy Asset Strategy Fund
Options outstanding at December 31, 2009	–	$–
Options written during the period	(37,109,778)	(3,936)
Options closed during the period	37,103,293	1,177
Options expired during the period	1,716	1,325

Options outstanding at December 31, 2010	(4,769)	$(1,434)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2010

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/Mellon Capital Management International Index Fund
ASX SPI 200 Index Future	March 2011	26	$(27)
Euro Stoxx 50 Index Future	March 2011	296	(210)
FTSE 100 Index Future	March 2011	97	21
Topix Index Future	March 2011	74	11

			$(205)

JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund
S&P MidCap 400 E-Mini Index Future	March 2011	145	$71

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Index Future	March 2011	301	$104

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future	March 2011	183	$118

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)

JNL/Capital Guardian Global Balanced Fund

EUR/USD	01/11/2011	BNY	EUR	2,225	$ 2,973	$ 24
JPY/EUR	01/18/2011	BNY	EUR	(2,300)	(3,074)	80
JPY/USD	01/11/2011	BOA	JPY	763,837	9,409	159
USD/CAD	01/28/2011	BOA	CAD	(137)	(138)	(2)
USD/EUR	01/11/2011	BNY	EUR	(2,225)	(2,973)	(11)
USD/EUR	01/24/2011	BNY	EUR	(3,205)	(4,283)	(65)
USD/HUF	01/28/2011	BNY	HUF	(29,355)	(141)	(3)
USD/JPY	01/11/2011	BOA	JPY	(83,973)	(1,034)	(35)
USD/PLN	01/28/2011	BOA	PLN	(1,347)	(454)	(10)

					$ 285	$ 137

JNL/Franklin Templeton Mutual Shares Fund

CHF/USD	05/10/2011	DUB	CHF	192	$ 206	$ 13
CHF/USD	05/10/2011	DUB	CHF	401	430	28
CHF/USD	05/10/2011	DUB	CHF	280	300	14
CHF/USD	05/10/2011	BOA	CHF	318	340	10
CHF/USD	05/10/2011	BOA	CHF	199	213	7
CHF/USD	05/10/2011	SSB	CHF	185	198	–
DKK/USD	01/24/2011	SSB	DKK	466	84	(1)
DKK/USD	01/24/2011	SSB	DKK	456	82	(3)
DKK/USD	01/24/2011	SSB	DKK	900	161	(8)
DKK/USD	01/24/2011	SSB	DKK	305	55	(2)
DKK/USD	01/24/2011	BOA	DKK	1,050	188	(4)
DKK/USD	01/24/2011	SSB	DKK	583	105	3
DKK/USD	01/24/2011	DUB	DKK	700	125	4
DKK/USD	01/24/2011	DUB	DKK	645	116	(1)
EUR/USD	01/18/2011	SSB	EUR	186	249	(10)
EUR/USD	01/18/2011	BOA	EUR	355	474	(22)
EUR/USD	01/18/2011	DUB	EUR	433	579	(22)
EUR/USD	01/18/2011	DUB	EUR	490	655	(25)
EUR/USD	01/18/2011	DUB	EUR	1,431	1,912	(96)
EUR/USD	01/18/2011	DUB	EUR	495	662	(28)
EUR/USD	01/18/2011	BOA	EUR	312	417	(10)
EUR/USD	01/18/2011	BOA	EUR	234	313	(8)
EUR/USD	01/18/2011	DUB	EUR	640	855	(14)
EUR/USD	01/18/2011	BOA	EUR	320	428	(7)
EUR/USD	01/18/2011	DUB	EUR	312	417	(8)
EUR/USD	01/18/2011	SSB	EUR	229	305	(5)
EUR/USD	01/18/2011	BOA	EUR	279	373	(7)
EUR/USD	01/18/2011	BOA	EUR	320	428	(6)
EUR/USD	01/18/2011	SSB	EUR	319	426	(8)
EUR/USD	01/18/2011	DUB	EUR	214	286	(2)
EUR/USD	01/18/2011	SSB	EUR	217	290	(3)
EUR/USD	01/18/2011	BOA	EUR	232	311	(3)
EUR/USD	01/18/2011	BOA	EUR	373	499	(5)
EUR/USD	01/18/2011	DUB	EUR	640	855	(13)
EUR/USD	01/18/2011	BCL	EUR	480	641	(5)
EUR/USD	01/18/2011	BOA	EUR	320	428	(6)
EUR/USD	01/18/2011	DUB	EUR	819	1,094	(12)
EUR/USD	01/18/2011	BOA	EUR	160	214	(3)
EUR/USD	01/18/2011	DUB	EUR	980	1,310	(27)
EUR/USD	01/18/2011	DUB	EUR	137	183	(3)
EUR/USD	01/18/2011	DUB	EUR	1,024	1,369	(27)
EUR/USD	01/18/2011	BOA	EUR	175	234	(5)
EUR/USD	01/18/2011	SSB	EUR	57	76	–
EUR/USD	01/18/2011	DUB	EUR	75	100	2
EUR/USD	01/18/2011	BOA	EUR	198	265	7
EUR/USD	01/18/2011	DUB	EUR	120	160	4
GBP/USD	02/14/2011	DUB	GBP	190	296	(5)
GBP/USD	02/14/2011	BCL	GBP	95	148	(3)
GBP/USD	02/14/2011	BOA	GBP	190	296	(7)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)

JNL/Franklin Templeton Mutual Shares Fund (continued)

NOK/USD	02/16/2011	SSB	NOK	675	$115	$–
NOK/USD	02/16/2011	DUB	NOK	609	104	1
NOK/USD	02/16/2011	DUB	NOK	847	145	2
NOK/USD	02/16/2011	DUB	NOK	717	123	1
NOK/USD	02/16/2011	DUB	NOK	699	120	1
NOK/USD	02/16/2011	SSB	NOK	1,184	202	1
NOK/USD	02/16/2011	SSB	NOK	1,177	201	1
NOK/USD	02/16/2011	SSB	NOK	661	113	–
NOK/USD	02/16/2011	DUB	NOK	1,077	184	2
NOK/USD	02/16/2011	DUB	NOK	879	150	6
NOK/USD	02/16/2011	DUB	NOK	2,300	393	24
NOK/USD	02/16/2011	SSB	NOK	800	137	11
USD/CHF	05/10/2011	DUB	CHF	(6,489)	(6,952)	(221)
USD/CHF	05/10/2011	SSB	CHF	(4,060)	(4,350)	(140)
USD/CHF	05/10/2011	DUB	CHF	(216)	(232)	(14)
USD/CHF	05/10/2011	SSB	CHF	(150)	(161)	(7)
USD/DKK	01/24/2011	BOA	DKK	(14,926)	(2,676)	(107)
USD/DKK	01/24/2011	DUB	DKK	(882)	(158)	(2)
USD/DKK	01/24/2011	SSB	DKK	(500)	(90)	(5)
USD/EUR	01/18/2011	DUB	EUR	(217)	(289)	6
USD/EUR	01/18/2011	DUB	EUR	(181)	(241)	4
USD/EUR	01/18/2011	BOA	EUR	(618)	(826)	30
USD/EUR	01/18/2011	DUB	EUR	(219)	(293)	1
USD/EUR	01/18/2011	DUB	EUR	(219)	(293)	(1)
USD/EUR	01/18/2011	SSB	EUR	(228)	(305)	1
USD/EUR	01/18/2011	SSB	EUR	(20,029)	(26,764)	(1,303)
USD/EUR	01/18/2011	SSB	EUR	(378)	(505)	(9)
USD/EUR	01/18/2011	DUB	EUR	(21,940)	(29,318)	(625)
USD/EUR	01/18/2011	BOA	EUR	(621)	(829)	(33)
USD/EUR	01/18/2011	SSB	EUR	(119)	(159)	(4)
USD/GBP	02/14/2011	DUB	GBP	(210)	(327)	12
USD/GBP	02/14/2011	BOA	GBP	(270)	(421)	18
USD/GBP	02/14/2011	SSB	GBP	(24,835)	(38,707)	1,383
USD/GBP	02/14/2011	DUB	GBP	(181)	(282)	5
USD/GBP	02/14/2011	DUB	GBP	(188)	(293)	(1)
USD/GBP	02/14/2011	SSB	GBP	(193)	(300)	(4)
USD/GBP	02/14/2011	SSB	GBP	(193)	(300)	1
USD/JPY	04/20/2011	BCL	JPY	(201,784)	(2,488)	1
USD/JPY	04/20/2011	DUB	JPY	(10,400)	(128)	1
USD/JPY	04/20/2011	DUB	JPY	(6,139)	(76)	(1)
USD/JPY	04/20/2011	DUB	JPY	(4,163)	(51)	(1)
USD/JPY	04/20/2011	DUB	JPY	(6,508)	(80)	(2)
USD/JPY	04/20/2011	BOA	JPY	(3,216)	(40)	(1)
USD/JPY	04/20/2011	DUB	JPY	(7,043)	(87)	(2)
USD/NOK	02/16/2011	SSB	NOK	(1,848)	(316)	(5)
USD/NOK	02/16/2011	BOA	NOK	(1,700)	(291)	(1)
USD/NOK	02/16/2011	DUB	NOK	(1,600)	(274)	(3)
USD/NOK	02/16/2011	DUB	NOK	(35,832)	(6,128)	(387)
USD/NOK	02/16/2011	DUB	NOK	(1,920)	(328)	(21)
USD/NOK	02/16/2011	SSB	NOK	(1,574)	(269)	(13)
USD/NOK	02/16/2011	SSB	NOK	(1,900)	(325)	(13)

					$(103,814)	$(1,745)

JNL/Ivy Asset Strategy Fund

CNY/USD	06/28/2012	CIT	CNY	1,610	$245	$(3)
CNY/USD	06/28/2012	CIT	CNY	4,600	699	(10)
CNY/USD	06/28/2012	CIT	CNY	1,900	289	(3)
CNY/USD	06/28/2012	CIT	CNY	4,490	682	(8)
EUR/USD	03/24/2011	MSC	EUR	6,070	8,109	(223)
EUR/USD	03/24/2011	MSC	EUR	5,430	7,254	(204)

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)

JNL/Ivy Asset Strategy Fund (continued)
USD/EUR	03/22/2011	MSC	EUR	(8,800)	$(11,757)	$(212)
USD/EUR	03/22/2011	MSC	EUR	(12,300)	(16,432)	(261)
USD/EUR	03/24/2011	NSI	EUR	(29,500)	(39,410)	(819)
USD/EUR	03/24/2011	MSC	EUR	(11,500)	(15,363)	(1,194)
USD/EUR	03/28/2011	GSC	EUR	(31,470)	(42,041)	(860)

					$(107,725)	$(3,797)

JNL/JPMorgan International Value Fund

AUD/USD	02/28/2011	CSI	AUD	42,388	$43,051	$1,910
AUD/USD	02/28/2011	UBS	AUD	2,270	2,306	21
CHF/EUR	02/28/2011	RBS	EUR	(2,871)	(3,836)	248
CHF/EUR	02/28/2011	BNP	EUR	(6,558)	(8,762)	397
CHF/JPY	02/28/2011	CSI	JPY	(676,532)	(8,338)	209
EUR/GBP	02/28/2011	SSB	GBP	(1,490)	(2,322)	30
EUR/USD	02/28/2011	RBS	EUR	2,484	3,318	(51)
EUR/USD	02/28/2011	BCL	EUR	1,765	2,358	4
EUR/USD	02/28/2011	BCL	EUR	1,968	2,629	30
GBP/EUR	02/28/2011	HSB	EUR	(1,574)	(2,103)	(25)
GBP/USD	02/28/2011	GSC	GBP	2,091	3,258	(68)
HKD/USD	02/28/2011	SSB	HKD	19,079	2,456	2
JPY/GBP	02/28/2011	DUB	GBP	(862)	(1,343)	14
JPY/USD	02/28/2011	DUB	JPY	2,456,882	30,279	814
SEK/USD	02/28/2011	UBS	SEK	105,180	15,609	420
SGD/CAD	02/28/2011	SSB	CAD	(2,102)	(2,112)	28
SGD/USD	02/28/2011	RBS	SGD	4,238	3,302	63
USD/CAD	02/28/2011	RBS	CAD	(5,400)	(5,425)	(137)
USD/CHF	02/28/2011	RBS	CHF	(4,091)	(4,378)	(234)
USD/EUR	02/28/2011	UBS	EUR	(960)	(1,282)	1
USD/GBP	02/28/2011	MLP	GBP	(34,712)	(54,095)	1,153
USD/GBP	02/28/2011	BCL	GBP	(3,517)	(5,482)	(14)
USD/HKD	02/28/2011	DUB	HKD	(40,481)	(5,210)	11
USD/JPY	02/28/2011	DUB	JPY	(429,395)	(5,292)	(126)
USD/JPY	02/28/2011	SSB	JPY	(408,780)	(5,038)	(122)
USD/JPY	02/28/2011	UBS	JPY	(178,639)	(2,202)	(67)
USD/JPY	02/28/2011	DUB	JPY	(109,806)	(1,353)	(29)
USD/NOK	02/28/2011	UBS	NOK	(38,428)	(6,568)	(220)

					$(16,575)	$4,262

JNL/Mellon Capital Management International Index Fund

AUD/USD	03/16/2011	CCI	AUD	118	$120	$5
AUD/USD	03/16/2011	DUB	AUD	1,264	1,281	57
AUD/USD	03/16/2011	CCI	AUD	1,264	1,281	59
AUD/USD	03/16/2011	DUB	AUD	119	121	4
AUD/USD	03/16/2011	CSI	AUD	358	363	12
AUD/USD	03/16/2011	CCI	AUD	119	121	4
AUD/USD	03/16/2011	CSI	AUD	120	121	5
AUD/USD	03/16/2011	CCI	AUD	238	241	7
AUD/USD	03/16/2011	CCI	AUD	118	120	3
AUD/USD	03/16/2011	CCI	AUD	238	242	6
AUD/USD	03/16/2011	CCI	AUD	478	485	4
AUD/USD	03/16/2011	BOA	AUD	119	121	1
EUR/USD	03/16/2011	CCI	EUR	7,947	10,617	85
EUR/USD	03/16/2011	CCI	EUR	224	300	3
EUR/USD	03/16/2011	CCI	EUR	284	379	4
EUR/USD	03/16/2011	DUB	EUR	57	76	—
EUR/USD	03/16/2011	CSI	EUR	200	267	—
EUR/USD	03/16/2011	CSI	EUR	743	993	1
EUR/USD	03/16/2011	CCI	EUR	398	532	5
EUR/USD	03/16/2011	CSI	EUR	427	570	6
EUR/USD	03/16/2011	CCI	EUR	564	753	11
EUR/USD	03/16/2011	CCI	EUR	511	682	12
EUR/USD	03/16/2011	CCI	EUR	402	537	11

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)

JNL/Mellon Capital Management International Index Fund (continued)
EUR/USD	03/16/2011	CGM	EUR	201	$269	$6
EUR/USD	03/16/2011	CCI	EUR	658	879	14
EUR/USD	03/16/2011	CCI	EUR	650	868	12
EUR/USD	03/16/2011	CCI	EUR	282	377	6
EUR/USD	03/16/2011	BOA	EUR	341	455	2
EUR/USD	03/16/2011	BOA	EUR	391	523	—
GBP/USD	03/16/2011	CCI	GBP	116	181	(2)
GBP/USD	03/16/2011	BCL	GBP	4,503	7,017	(98)
GBP/USD	03/16/2011	CCI	GBP	232	361	(4)
GBP/USD	03/16/2011	CSI	GBP	176	274	(3)
GBP/USD	03/16/2011	CSI	GBP	468	729	(2)
GBP/USD	03/16/2011	CCI	GBP	352	548	(1)
GBP/USD	03/16/2011	CSI	GBP	234	364	2
GBP/USD	03/16/2011	CCI	GBP	408	636	2
GBP/USD	03/16/2011	CCI	GBP	293	456	3
GBP/USD	03/16/2011	CCI	GBP	354	552	7
GBP/USD	03/16/2011	CGM	GBP	60	93	1
GBP/USD	03/16/2011	CCI	GBP	893	1,392	17
GBP/USD	03/16/2011	CCI	GBP	179	278	3
GBP/USD	03/16/2011	BOA	GBP	179	279	3
GBP/USD	03/16/2011	BOA	GBP	475	739	3
JPY/USD	03/16/2011	CCI	JPY	35,140	433	15
JPY/USD	03/16/2011	DUB	JPY	223,993	2,761	93
JPY/USD	03/16/2011	BCL	JPY	522,650	6,442	217
JPY/USD	03/16/2011	CCI	JPY	26,685	329	10
JPY/USD	03/16/2011	DUB	JPY	8,880	109	3
JPY/USD	03/16/2011	CSI	JPY	17,920	221	6
JPY/USD	03/16/2011	CSI	JPY	63,105	778	25
JPY/USD	03/16/2011	CCI	JPY	36,080	445	16
JPY/USD	03/16/2011	CSI	JPY	36,120	445	15
JPY/USD	03/16/2011	CCI	JPY	36,080	445	13
JPY/USD	03/16/2011	CCI	JPY	45,000	555	16
JPY/USD	03/16/2011	CGM	JPY	54,330	670	16
JPY/USD	03/16/2011	CCI	JPY	54,120	667	13
JPY/USD	03/16/2011	CCI	JPY	45,250	558	5
JPY/USD	03/16/2011	CCI	JPY	18,090	223	2
JPY/USD	03/16/2011	BOA	JPY	27,270	336	1
USD/AUD	03/16/2011	CCI	AUD	(2,153)	(2,182)	(88)
USD/EUR	03/16/2011	CCI	EUR	(5,859)	(7,827)	(73)
USD/GBP	03/16/2011	CCI	GBP	(3,942)	(6,143)	69
USD/JPY	03/16/2011	CCI	JPY	(500,519)	(6,169)	(181)

					$30,689	$469

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Schedule of Total Return Swap Agreements

Counterparty	Reference Entity	Paying/ Receiving Reference Entity Total Return	Expiration Date	Notional Amount[1]		Unrealized Appreciation / (Depreciation)
JNL/Ivy Asset Strategy Fund
GSC	* Brazil Bovespa Index February 2011 Future	N/A	02/17/2011	BRL	—	$(4)
GSC	* Brazil Bovespa Index February 2011 Future	N/A	02/17/2011	BRL	—	(37)
GSC	* Brazil Bovespa Index February 2011 Future	N/A	02/17/2011	BRL	—	4
MSC	* Brazil Bovespa Index February 2011 Future	N/A	02/17/2011	BRL	—	11

						$(26)

1Notional amount is stated in USD unless otherwise noted.

* Swap agreement fair valued in good faith in accordance with procedures established by the Board. Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs. See FASB ASC Topic 820 note in these Notes to the Schedule of Investments.

Counterparty	Abbreviations
BANCAMERICA SECURITIES/BANK OF AMERICA NA	BOA
BARCLAYS CAPITAL INC.	BCL
BARCLAYS BANK PLC	BBP
BNP PARIBAS SECURITIES	BNP
BNY CAPITAL MARKETS	BNY
CITIBANK, INC.	CIT
CITICORP SECURITIES, INC.	CCI
CITIGROUP GLOBAL MARKETS(FRMRLY SALOMON)	CGM
CREDIT SUISSE INTERNATIONAL	CST
CREDIT SUISSE SECURITIES, LLC	CSI
DEUTSCHE BANK ALEX BROWN INC.	DUB
GOLDMAN SACHS & CO.	GSC
GOLDMAN SACHS BANK USA	GSB
GOLDMAN SACHS INTERNATIONAL	GSI
HSBC SECURITIES, INC.	HSB
J.P. MORGAN	JPM
J.P. MORGAN SECURITIES, INC.	JPM
MERRILL LYNCH CAPITAL SERVICES	MLC
MERRILL LYNCH INTERNATIONAL	MLI
MERRILL LYNCH PROFESSIONAL CLEARING CORP	MLP
MERRILL LYNCH, PIERCE, FENNER, & SMITH	MLP
MORGAN STANLEY & CO., INCORPORATED	MSC
MORGAN STANLEY CAPITAL SERVICES INC.	MSS
NOMURA SECURITIES INTERNATIONAL, INC.	NSI
ROYAL BANK OF CANADA	RBC
ROYAL BANK OF SCOTLAND	RBS
STATE STREET BROKERAGE SERVICES, INC.	SSB
UBS SECURITIES LLC	UBS
UBS AG STAMFORD	STA
WESTPAC BANKING CORPORATION	WBC

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2010

Pledged or Segregated Collateral – The following table summarizes cash and securities collateral pledged for futures contracts and reverse repurchase agreements or segregated for securities sold short, swap agreements and delayed delivery securities:

	Futures Contracts		Reverse Repurchase	Securities Sold Short	Swap Agreements		Delayed Delivery	Total Pledged or Segregated
	Pledged Cash	Pledged Securities	Segregated Securities	Segregated Securities	Segregated or Pledged Cash	Segregated Securities	Segregated Securities	Cash and Securities
JNL/Goldman Sachs U.S. Equity Flex Fund	-	-	-	107,241	-	-	-	107,241
JNL/Ivy Asset Strategy Fund	-	-	-	-	-	832	-	832
JNL/Mellon Capital Management S&P 500 Index Fund	-	1,295	-	-	-	-	-	1,295
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund	-	940	-	-	-	-	-	940
JNL/Mellon Capital Management Small Cap Index Fund	-	895	-	-	-	-	-	895
JNL/Mellon Capital Management International Index Fund	-	1,709	-	-	-	-	-	1,709

See accompanying Notes to the Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2010

FASB ASC Topic 815, “Derivatives and Hedging” – The following is a summary of the fair valuations of each Fund’s derivative instruments categorized by risk exposure. The derivative instruments outstanding as of December 31, 2010, as disclosed in these Notes to the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year ended December 31, 2010, as disclosed in the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds. See Note 4 in the Notes to Financial Statements for additional FASB ASC Topic 815 disclosures.

JNL/Ivy Asset Strategy Fund

Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2010:
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total		Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:						Liabilities:
Investments - unaffiliated, at value	$ -	$6,638	$-	$-	$6,638	Options written, at value	$-	$1,808	$-	$-	$1,808
Forward foreign currency contracts	-	-	-	-	-	Forward foreign currency contracts	-	-	3,797	-	3,797
Unrealized appreciation on swap agreements	-	15	-	-	15	Unrealized depreciation on swap agreements	-	41	-	-	41
Variation margin	-	-	-	-	-	Variation margin	-	-	-	-	-
	$-	$6,653	$-	$-	$6,653		$-	$1,849	$3,797	$-	$5,646
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2010:
Net realized gain (loss) on:						Net change in unrealized appreciation or depreciation on:
Foreign currency related items	$-	$-	$(2,051)	$-	$(2,051)	Foreign currency related items	$-	$-	$(3,797)	$-	$(3,797)
Futures contracts	-	(55,537)	-	-	(55,537)	Futures contracts †	-	-	-	-
Option contracts	-	(6,668)	(130)	-	(6,798)	Option contracts* †	-	(265)	-	-	$(265)
Swap agreements	-	524	-	-	524	Swap agreements	-	(24)	-	-	(24)
	$-	$(61,681)	$(2,181)	$-	$(63,862)		$-	$(289)	$(3,797)	$-	$(4,086)
JNL/JPMorgan International Value Fund Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2010:
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total		Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:						Liabilities:
Forward foreign currency contracts	$-	$-	$5,552	$-	$5,552	Forward foreign currency contracts	$-	$-	$1,290	$-	$1,290
Variation margin	-	-	-	-	-	Variation margin	-	-	-	-	-
	$-	$-	$5,552	$-	$5,552		$-	$-	$1,290	$-	$1,290
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2010:
Net realized gain (loss) on:						Net change in unrealized appreciation or depreciation on:
Foreign currency related items	$-	$-	$5,819	$-	$5,819	Foreign currency related items	$-	$-	$4,185	$-	$4,185
Futures contracts	-	171	-	-	171	Futures contracts	-	56	-	-	56
	$-	$171	$5,819	$-	$5,990		$-	$56	$4,185	$-	$4,241
JNL/Mellon Capital Management International Index Fund Fair values of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2010:
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total		Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:						Liabilities:
Forward foreign currency contracts	$-	$-	$921	$-	$921	Forward foreign currency contracts	$-	$-	$452	$-	$452
Variation margin	-	-	-	-	-	Variation margin	-	100	-	-	100
	$-	$-	$921	$-	$921		$-	$100	$452	$-	$552
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2010:
Net realized gain (loss) on:						Net change in unrealized appreciation or depreciation on:
Foreign currency related items	$-	$-	$(219)	$-	$(219)	Foreign currency related items	$-	$-	$1,060	$-	$1,060
Futures contracts	-	609	-	-	609	Futures contracts	-	(406)	-	-	(406)
	$-	$609	$(219)	$-	$390		$-	$(406)	$1,060	$-	$654

† The Fund did not hold any open derivative instruments in this category at December 31, 2009.

*Includes change in unrealized appreciation (depreciation) on purchased and written options. Unrealized appreciation (depreciation) on purchased options is located in net change in unrealized appreciation (depreciation) on investments in the Statements of Operations. Unrealized appreciation (depreciation) on written options is located in net change in unrealized appreciation (depreciation) on written options contracts on the Statement of Operations.

See accompanying Notes to the Financial Statements.

JNL Series Trust

Notes to the Schedules of Investments

December 31, 2010

Summary of Investments by Country (as a percentage of total long-term investments)* :

	JNL/BlackRock Commodity Securities Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton Mutual Shares Fund
Argentina	–%	0.1%	–%	–%	–%	–%
Australia	1.2	2.3	3.2	0.3	1.4	–
Austria	–	0.3	–	0.5	–	–
Barbados	0.4	–	–	–	–	–
Belgium	–	0.2	–	–	–	–
Bermuda	–	0.3	0.1	–	–	0.4
Brazil	1.6	1.9	1.2	0.7	–	–
Canada	13.3	2.9	4.7	–	2.3	0.5
Cayman Islands	–	0.2	–	–	0.2	–
China	0.5	1.6	3.3	0.4	–	–
Colombia	–	0.1	–	–	–	–
Croatia	–	0.2	–	–	–	–
Denmark	–	1.2	1.0	–	–	1.8
Dominican Republic	–	0.1	–	–	–	–
Egypt	–	–	–	–	–	–
Finland	–	0.4	1.3	–	–	–
France	11.3	2.5	4.8	7.3	–	3.8
Germany	–	7.7	3.9	5.2	0.8	3.8
Greece	0.1	–	–	–	–	–
Hong Kong	0.9	2.3	4.2	1.7	–	0.4
Hungary	–	0.3	–	–	–	–
India	–	2.1	0.9	0.7	–	–
Indonesia	–	0.4	0.3	–	–	–
Iraq	–	0.1	–	–	–	–
Ireland	–	0.8	0.4	5.2	–	–
Israel	–	0.2	–	–	–	–
Italy	0.9	0.8	–	1.9	–	0.3
Japan	–	9.8	9.2	2.5	–	1.4
Luxembourg	–	0.5	–	–	–	–
Malaysia	–	1.3	0.3	–	–	–
Mexico	–	1.9	0.3	–	–	–
Netherlands	–	1.9	3.2	4.8	0.1	1.9
New Zealand	–	–	–	–	–	–
Norway	–	0.4	0.4	0.6	–	1.3
Panama	–	0.1	–	–	–	–
Peru	–	–	–	–	–	–
Poland	–	1.5	–	–	–	–
Qatar	–	–	–	–	–	–
Russian Federation	–	1.3	1.0	0.5	–	–
Singapore	–	0.6	0.5	2.0	–	–
South Africa	–	0.9	0.8	–	0.2	–
South Korea	–	2.7	2.1	4.2	–	–
Spain	–	0.2	–	1.2	0.6	1.4
Sweden	3.0	1.2	0.7	1.0	–	–
Switzerland	0.7	2.6	2.8	8.5	2.3	6.1
Taiwan	–	0.6	0.5	1.1	–	–
Thailand	–	0.1	–	–	–	–
Turkey	–	0.2	–	0.5	–	–
United Arab Emirates	–	0.2	–	–	–	–
United Kingdom	0.3	6.7	11.0	12.2	4.1	9.4
United States	65.8	36.2	37.9	37.0	88.0	67.5
Venezuela	–	0.1	–	–	–	–

Total Long-Term Investments*	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

JNL Series Trust

Notes to the Schedules of Investments

December 31, 2010

Summary of Investments by Country (as a percentage of total long-term investments)* :

	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/Lazard Emerging Markets Fund
Argentina	–%	–%	–%	–%	–%	–%
Australia	8.9	7.5	–	0.7	1.5	–
Austria	0.3	–	–	–	1.1	–
Bahamas	–	–	–	–	–	–
Belgium	–	1.7	–	–	0.9	–
Bermuda	2.0	–	1.7	–	–	–
Brazil	0.3	2.5	–	3.5	–	21.5
Canada	3.6	5.5	4.5	–	1.5	1.8
Cayman Islands	0.8	–	2.2	2.0	–	–
Chile	–	–	–	–	–	–
China	–	1.5	–	4.8	–	2.1
Colombia	–	–	–	–	–	–
Denmark	–	1.9	–	0.3	–	–
Egypt	–	–	–	–	–	3.3
European Union	–	–	–	0.6	–	–
Finland	0.5	–	–	–	2.1	–
France	3.9	5.3	–	1.6	12.2	–
Germany	–	6.9	–	6.3	10.0	–
Hong Kong	14.5	1.8	–	6.2	3.3	0.6
Hungary	–	–	–	–	–	1.3
India	–	2.1	–	3.4	–	5.0
Indonesia	–	–	–	–	–	5.1
Ireland	–	–	1.0	–	–	–
Israel	–	2.2	0.6	–	–	–
Italy	0.2	–	–	0.1	0.9	–
Japan	12.1	10.2	–	–	20.7	–
Luxembourg	–	–	–	–	0.9	0.8
Macau	–	–	–	5.8	–	–
Malaysia	–	–	–	–	–	0.6
Malta	–	–	–	–	–	–
Mexico	–	3.8	1.0	–	–	7.0
Netherlands	2.2	5.1	–	0.8	9.9	–
Norway	–	–	–	1.4	2.5	–
Pakistan	–	–	–	–	–	1.3
Peru	–	–	–	–	–	–
Philippines	–	1.1	–	–	–	1.9
Poland	–	–	–	–	–	–
Russian Federation	–	1.1	–	–	–	5.2
Singapore	4.4	3.0	–	–	0.9	–
South Africa	–	–	–	–	0.9	11.7
South Korea	–	2.6	–	2.9	1.3	14.4
Spain	–	–	–	1.1	3.4	–
Sweden	0.7	1.6	–	1.9	–	–
Switzerland	0.7	8.0	0.3	2.2	2.5	–
Taiwan	–	2.4	–	–	0.9	7.9
Thailand	–	–	–	0.8	–	1.8
Turkey	–	0.9	–	–	–	6.7
United Arab Emirates	–	–	–	–	–	–
United Kingdom	5.5	20.8	–	4.1	22.6	–
United States	39.4	0.5	88.7	49.5	–	–
Venezuela	–	–	–	–	–	–

Total Long-Term Investments*	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

JNL Series Trust

Notes to the Schedules of Investments

December 31, 2010

Summary of Investments by Country (as a percentage of total long-term investments)* :

	JNL/Mellon Capital Management International Index Fund	JNL/Oppenheimer Global Growth Fund	JNL/PAM Asia ex-Japan Fund
Australia	8.8%	–%	–%
Austria	0.3	–	–
Belgium	0.9	–	–
Bermuda	–	0.9	–
Brazil	–	2.0	–
Canada	–	–	–
Cayman Islands	–	–	–
Chile	–	–	–
China	–	–	12.1
Cyprus	–	–	–
Denmark	1.0	–	–
Egypt	–	–	–
European Monetary Unit	–	–	–
European Union	–	–	–
Finland	1.1	0.9	–
France	9.0	5.1	–
Germany	8.2	9.3	–
Greece	0.2	–	–
Guernsey	0.1	–	–
Hong Kong	2.7	–	23.9
India	–	2.3	12.3
Indonesia	–	–	3.1
Ireland	0.2	–	–
Israel	0.8	–	–
Italy	2.5	2.3	–
Japan	22.0	11.8	–
Jeresy	0.1	–	–
Luxembourg	0.5	–	–
Macau	0.1	–	–
Malaysia	–	–	3.3
Malta	–	–	–
Mauritius	–	–	–
Mexico	–	3.7	–
Mongolia	–	–	0.6
Netherlands	4.6	3.2	–
New Zealand	0.1	–	–
Norway	0.9	–	–
Panama	–	–	–
Philippines	–	–	0.9
Portugal	0.3	–	–
Qatar	–	–	–
Russian Federation	–	–	–
Singapore	1.7	–	5.2
South Africa	–	–	–
South Korea	–	0.2	21.1
Spain	3.3	2.3	–
Sweden	3.2	6.8	–
Switzerland	8.1	5.2	–
Taiwan	–	2.0	14.5
Thailand	–	–	3.0
United Kingdom	19.3	4.2	–
United States	–	37.8	–

Total Long-Term Investments*	100.0%	100.0%	100.0%

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

JNL Series Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of JNL/BlackRock Commodity Securities Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Eagle SmallCap Equity Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Franklin Templeton Small Cap Value Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/Goldman Sachs U.S. Equity Flex Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Invesco Large Cap Growth Fund, JNL/Invesco Small Cap Growth Fund, JNL/Ivy Asset Strategy Fund, JNL/JPMorgan International Value Fund, JNL/JPMorgan MidCap Growth Fund, JNL/Lazard Emerging Markets Fund, JNL/Lazard Mid Cap Equity Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia ex-Japan Fund, JNL/Select Balanced Fund, JNL/Select Value Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, and JNL/T. Rowe Price Value Fund (the “Funds”) as of and for the year ended December 31, 2010, and have issued our unqualified report thereon dated February 28, 2010 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Funds’ schedules of investments in securities (the “Schedules”) as of December 31, 2010 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

February 28, 2011

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)	The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)

(1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 7, 2011

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	March 7, 2011

EXHIBIT LIST

Exhibit 12(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.